UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from November 1, 2016 through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in

November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Domestic Equity Funds

The Hartford Capital Appreciation Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Capital Appreciation A2	13.24%	15.69%	13.07%	5.72%
Capital Appreciation A3	7.02%	9.33%	11.79%	5.13%
Capital Appreciation B2	12.72%	14.65%	12.09%	5.03%	[4]
Capital Appreciation B3	7.72%	9.65%	11.83%	5.03%	[4]
Capital Appreciation C2	12.81%	14.83%	12.26%	4.97%
Capital Appreciation C3	11.81%	13.83%	12.26%	4.97%
Capital Appreciation I2	13.40%	16.01%	13.42%	6.05%
Capital Appreciation R3[2]	13.07%	15.32%	12.74%	5.42%
Capital Appreciation R4[2]	13.21%	15.65%	13.08%	5.75%
Capital Appreciation R5[2]	13.41%	16.02%	13.41%	6.06%
Capital Appreciation R6[2]	13.44%	16.13%	13.51%	6.17%
Capital Appreciation Y2	13.44%	16.13%	13.53%	6.17%
Capital Appreciation F2	13.42%	16.04%	13.42%	6.05%
Russell 3000 Index	13.83%	18.58%	13.57%	7.23%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to

5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

The Hartford Capital Appreciation Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Capital Appreciation Class A	1.10%	1.10%
Capital Appreciation Class B	1.98%	1.98%
Capital Appreciation Class C	1.82%	1.82%
Capital Appreciation Class I	0.79%	0.79%
Capital Appreciation Class R3	1.40%	1.41%
Capital Appreciation Class R4	1.10%	1.10%
Capital Appreciation Class R5	0.80%	0.80%
Capital Appreciation Class R6	0.70%	0.70%
Capital Appreciation Class Y	0.75%	0.75%
Capital Appreciation Class F	0.70%	0.70%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.8%
Consumer Staples	4.2
Energy	2.0
Financials	19.7
Health Care	13.0
Industrials	9.1
Information Technology	27.4
Materials	3.4
Real Estate	1.6
Telecommunication Services	0.8
Utilities	1.4

Total	98.4%

Short-Term Investments	3.8
Other Assets & Liabilities	(2.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Core Equity Fund inception 04/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Core Equity A2	11.89%	13.85%	14.22%	7.22%
Core Equity A3	5.74%	7.59%	12.93%	6.61%
Core Equity B2	11.48%	12.97%	13.35%	6.63%	[4]
Core Equity B3	6.48%	7.97%	13.11%	6.63%	[4]
Core Equity C2	11.51%	13.00%	13.41%	6.43%
Core Equity C3	10.51%	12.00%	13.41%	6.43%
Core Equity I2	12.07%	14.13%	14.35%	7.28%
Core Equity R3[2]	11.76%	13.49%	13.96%	6.99%
Core Equity R4[2]	11.89%	13.79%	14.31%	7.29%
Core Equity R5[2]	12.06%	14.14%	14.63%	7.62%
Core Equity R6[2]	12.11%	14.24%	14.68%	7.68%
Core Equity Y2	12.11%	14.28%	14.69%	7.69%
Core Equity F2	12.07%	14.13%	14.35%	7.28%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held.

Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 3/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R6 shares commenced operations on 3/31/15 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

4

Hartford Core Equity Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Core Equity Class A	0.80%	0.80%
Core Equity Class B	1.55%	1.96%
Core Equity Class C	1.55%	1.55%
Core Equity Class I	0.55%	0.55%
Core Equity Class R3	1.10%	1.14%
Core Equity Class R4	0.80%	0.83%
Core Equity Class R5	0.50%	0.53%
Core Equity Class R6	0.43%	0.43%
Core Equity Class Y	0.48%	0.48%
Core Equity Class F	0.43%	0.43%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”).

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.2%
Consumer Staples	12.1
Energy	2.8
Financials	14.9
Health Care	14.0
Industrials	10.9
Information Technology	21.4
Materials	3.6
Utilities	4.8

Total	96.7%

Short-Term Investments	3.5
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

The Hartford Dividend and Growth Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Dividend and Growth A2	12.88%	16.55%	12.42%	6.67%
Dividend and Growth A3	6.67%	10.14%	11.15%	6.07%
Dividend and Growth B2	12.44%	15.50%	11.41%	5.92%	[4]
Dividend and Growth B3	7.44%	10.50%	11.15%	5.92%	[4]
Dividend and Growth C2	12.52%	15.71%	11.59%	5.89%
Dividend and Growth C3	11.52%	14.71%	11.59%	5.89%
Dividend and Growth I2	13.01%	16.77%	12.66%	6.95%
Dividend and Growth R3[2]	12.71%	16.18%	12.06%	6.34%
Dividend and Growth R4[2]	12.89%	16.53%	12.40%	6.69%
Dividend and Growth R5[2]	13.06%	16.88%	12.75%	7.01%
Dividend and Growth R6[2]	13.11%	16.98%	12.83%	7.10%
Dividend and Growth Y2	13.15%	17.02%	12.86%	7.11%
Dividend and Growth F2	13.10%	16.86%	12.68%	6.96%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%
Russell 1000 Value Index	11.69%	16.55%	13.32%	5.53%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to

5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

6

The Hartford Dividend and Growth Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Dividend and Growth Class A	1.03%	1.03%
Dividend and Growth Class B	1.96%	2.01%
Dividend and Growth Class C	1.77%	1.77%
Dividend and Growth Class I	0.83%	0.83%
Dividend and Growth Class R3	1.36%	1.36%
Dividend and Growth Class R4	1.06%	1.06%
Dividend and Growth Class R5	0.76%	0.76%
Dividend and Growth Class R6	0.66%	0.66%
Dividend and Growth Class Y	0.71%	0.71%
Dividend and Growth Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”).

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.3%
Consumer Staples	6.6
Energy	9.0
Financials	23.2
Health Care	14.5
Industrials	9.7
Information Technology	15.8
Materials	3.2
Real Estate	1.0
Telecommunication Services	1.7
Utilities	4.9

Total	96.9%

Short-Term Investments	3.1
Other Assets & Liabilities	0.0 *

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

*	Percentage rounds to zero.

7

The Hartford Equity Income Fund inception 08/28/2003

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Equity Income A2	11.74%	15.51%	11.92%	7.11%
Equity Income A3	5.59%	9.16%	10.67%	6.51%
Equity Income B2	11.57%	15.36%	11.60%	6.56%	[4]
Equity Income B3	6.57%	10.36%	11.34%	6.56%	[4]
Equity Income C2	11.28%	14.70%	11.11%	6.34%
Equity Income C3	10.28%	13.70%	11.11%	6.34%
Equity Income I2	11.81%	15.76%	12.21%	7.40%
Equity Income R3[2]	11.53%	15.10%	11.55%	6.77%
Equity Income R4[2]	11.62%	15.42%	11.87%	7.09%
Equity Income R5[2]	11.85%	15.82%	12.23%	7.43%
Equity Income R6[2]	11.88%	15.90%	12.32%	7.54%
Equity Income Y2	11.94%	15.96%	12.33%	7.54%
Equity Income F2	11.84%	15.79%	12.22%	7.41%
Russell 1000 Value Index	11.69%	16.55%	13.32%	5.53%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to

5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

8

The Hartford Equity Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Equity Income Class A	1.02%	1.02%
Equity Income Class B	1.92%	1.92%
Equity Income Class C	1.75%	1.75%
Equity Income Class I	0.77%	0.77%
Equity Income Class R3	1.36%	1.36%
Equity Income Class R4	1.06%	1.06%
Equity Income Class R5	0.76%	0.76%
Equity Income Class R6	0.66%	0.66%
Equity Income Class Y	0.71%	0.71%
Equity Income Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	4.7%
Consumer Staples	9.8
Energy	11.1
Financials	24.8
Health Care	14.1
Industrials	11.5
Information Technology	11.0
Materials	2.5
Telecommunication Services	2.1
Utilities	6.3

Total	97.9%

Short-Term Investments	2.0
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

The Hartford Growth Opportunities Fund inception 03/31/1963

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Growth Opportunities A2	11.21%	15.92%	14.58%	7.75%
Growth Opportunities A3	5.09%	9.54%	13.29%	7.14%
Growth Opportunities B2	10.69%	14.80%	13.59%	7.08%	[4]
Growth Opportunities B3	5.69%	9.80%	13.35%	7.08%	[4]
Growth Opportunities C2	10.79%	15.03%	13.76%	6.99%
Growth Opportunities C3	9.79%	14.03%	13.76%	6.99%
Growth Opportunities I2	11.31%	16.14%	14.86%	8.07%
Growth Opportunities R3[2]	11.01%	15.51%	14.25%	7.46%
Growth Opportunities R4[2]	11.17%	15.86%	14.58%	7.81%
Growth Opportunities R5[2]	11.36%	16.20%	14.93%	8.12%
Growth Opportunities R6[2]	11.41%	16.33%	15.02%	8.22%
Growth Opportunities Y2	11.41%	16.32%	15.03%	8.23%
Growth Opportunities F2	11.34%	16.17%	14.86%	8.07%
Russell 3000 Growth Index	15.47%	19.83%	13.79%	8.80%
Russell 1000 Growth Index	15.23%	19.50%	13.87%	8.88%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

10

The Hartford Growth Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Growth Opportunities Class A	1.13%	1.13%
Growth Opportunities Class B	2.05%	2.08%
Growth Opportunities Class C	1.88%	1.88%
Growth Opportunities Class I	0.92%	0.92%
Growth Opportunities Class R3	1.45%	1.46%
Growth Opportunities Class R4	1.15%	1.15%
Growth Opportunities Class R5	0.85%	0.85%
Growth Opportunities Class R6	0.75%	0.76%
Growth Opportunities Class Y	0.80%	0.80%
Growth Opportunities Class F	0.75%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Mid-cap securities can have greater risk and volatility than large-cap securities. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.8%
Consumer Staples	1.4
Energy	3.8
Financials	10.2
Health Care	14.2
Industrials	12.0
Information Technology	37.5
Materials	3.2

Total	99.1%

Short-Term Investments	0.6
Other Assets & Liabilities	0.3

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

The Hartford Healthcare Fund inception 05/01/2000

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Healthcare A2	18.37%	16.00%	18.47%	10.57%
Healthcare A3	11.86%	9.62%	17.13%	9.95%
Healthcare B2	17.83%	14.98%	17.43%	9.87%	[4]
Healthcare B3	12.83%	9.98%	17.22%	9.87%	[4]
Healthcare C2	17.91%	15.15%	17.61%	9.78%
Healthcare C3	16.91%	14.15%	17.61%	9.78%
Healthcare I2	18.51%	16.33%	18.81%	10.89%
Healthcare R3[2]	18.17%	15.67%	18.13%	10.27%
Healthcare R4[2]	18.33%	16.01%	18.48%	10.64%
Healthcare R5[2]	18.52%	16.38%	18.84%	10.98%
Healthcare Y2	18.59%	16.50%	18.96%	11.07%
Healthcare F2	18.54%	16.37%	18.82%	10.89%
S&P Composite 1500 Health Care Index	13.65%	10.88%	17.37%	10.18%
S&P 500 Index	13.32%	17.92%	13.68%	7.15%
Spliced Index	13.65%	10.88%	17.04%	10.44%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Effective April 1, 2016, the Fund changed its benchmark to the S&P Composite 1500 Health Care Index due to S&P announcing that the S&P North American Health Care Sector Index would be discontinued. The S&P North American Health Care Sector Index was subsequently discontinued.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is an unmanaged capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a market capitalization-weighted price index composed of 500 widely held common stocks.

Spliced Index (reflects no deduction for fees, expenses or taxes) is calculated by Hartford Funds Management Company, LLC (HFMC) and returns from 4/1/16 to 4/30/17 represent the S&P Composite 1500 Health Care Index and returns prior to 4/1/16 represent the S&P North American Health Care Sector Index.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from HFMC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

12

The Hartford Healthcare Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Healthcare Class A	1.32%	1.32%
Healthcare Class B	2.20%	2.22%
Healthcare Class C	2.05%	2.05%
Healthcare Class I	1.05%	1.05%
Healthcare Class R3	1.61%	1.61%
Healthcare Class R4	1.31%	1.31%
Healthcare Class R5	1.01%	1.01%
Healthcare Class Y	0.96%	0.96%
Healthcare Class F	0.91%	0.91%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Risks of focusing investments on the healthcare-related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Biotechnology	23.4%
Food & Staples Retailing	1.5
Health Care Equipment & Supplies	23.7
Health Care Providers & Services	18.9
Healthcare Technology	1.8
Life Sciences Tools & Services	4.4
Pharmaceuticals	23.8

Total	97.5%
Short-Term Investments	2.3
Other Assets & Liabilities	0.2

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

The Hartford MidCap Fund inception 12/31/1997

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
MidCap A2	15.55%	18.03%	13.86%	8.05%
MidCap A3	9.19%	11.54%	12.58%	7.44%
MidCap B2	14.98%	16.95%	12.83%	7.33%	[4]
MidCap B3	9.98%	11.95%	12.59%	7.33%	[4]
MidCap C2	15.13%	17.17%	13.04%	7.29%
MidCap C3	14.13%	16.17%	13.04%	7.29%
MidCap I2	15.66%	18.23%	14.13%	8.28%
MidCap R3[2]	15.32%	17.64%	13.50%	7.91%
MidCap R4[2]	15.49%	18.01%	13.86%	8.17%
MidCap R5[2]	15.65%	18.38%	14.20%	8.43%
MidCap R6[2]	15.72%	18.46%	14.31%	8.52%
MidCap Y2	15.72%	18.47%	14.31%	8.52%
MidCap F2	15.66%	18.23%	14.13%	8.28%
S&P MidCap 400 Index	15.68%	20.45%	13.56%	8.73%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held.

Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 2/27/09. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/29/09. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/27/09 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/27/09.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

14

The Hartford MidCap Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
MidCap Class A	1.16%	1.16%
MidCap Class B	2.05%	2.05%
MidCap Class C	1.88%	1.88%
MidCap Class I	0.87%	1.01%
MidCap Class R3	1.47%	1.47%
MidCap Class R4	1.17%	1.17%
MidCap Class R5	0.86%	0.86%
MidCap Class R6	0.76%	0.76%
MidCap Class Y	0.81%	0.81%
MidCap Class F	0.76%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for Class I on operating expenses and contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	7.4%
Consumer Staples	0.7
Energy	3.2
Financials	15.8
Health Care	16.0
Industrials	22.9
Information Technology	27.5
Materials	3.6
Utilities	2.3

Total	99.4%

Short-Term Investments	0.5
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

15

The Hartford MidCap Value Fund inception 04/30/2001

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
MidCap Value A2	12.09%	14.88%	11.67%	6.01%
MidCap Value A3	5.92%	8.57%	10.41%	5.41%
MidCap Value B2	11.60%	13.99%	10.77%	5.38%	[4]
MidCap Value B3	6.60%	8.99%	10.50%	5.38%	[4]
MidCap Value C2	11.64%	14.14%	10.88%	5.23%
MidCap Value C3	10.64%	13.14%	10.88%	5.23%
MidCap Value I2	12.19%	15.13%	12.02%	6.26%
MidCap Value R3[2]	11.91%	14.56%	11.38%	5.96%
MidCap Value R4[2]	12.05%	14.99%	11.73%	6.19%
MidCap Value R5[2]	12.31%	15.38%	12.07%	6.41%
MidCap Value Y2	12.36%	15.43%	12.18%	6.47%
MidCap Value F2	12.27%	15.21%	12.03%	6.26%
Russell 2500 Value Index	14.43%	20.66%	13.03%	6.56%
Russell MidCap Value Index	12.42%	17.52%	14.26%	7.16%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00%

on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 5/28/10. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/28/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/28/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest U.S. companies based on total market capitalization.

Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

16

The Hartford MidCap Value Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
MidCap Value Class A	1.28%	1.28%
MidCap Value Class B	2.10%	2.40%
MidCap Value Class C	2.00%	2.00%
MidCap Value Class I	1.04%	1.04%
MidCap Value Class R3	1.54%	1.54%
MidCap Value Class R4	1.24%	1.24%
MidCap Value Class R5	0.94%	0.94%
MidCap Value Class Y	0.88%	0.88%
MidCap Value Class F	0.83%	0.83%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.2%
Consumer Staples	2.3
Energy	6.7
Financials	22.4
Health Care	5.1
Industrials	12.8
Information Technology	16.8
Materials	8.6
Real Estate	7.8
Telecommunication Services	1.0
Utilities	5.3

Total	98.0%

Short-Term Investments	1.9
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

17

Hartford Small Cap Core Fund inception 01/01/2005

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Small Cap Core A2	17.09%	20.10%	11.16%	5.98%
Small Cap Core A3	10.65%	13.49%	9.91%	5.39%
Small Cap Core B2	16.59%	19.14%	10.32%	5.44%	[4]
Small Cap Core B3	11.59%	14.14%	10.05%	5.44%	[4]
Small Cap Core C2	16.65%	19.24%	10.33%	5.23%
Small Cap Core C3	15.65%	18.24%	10.33%	5.23%
Small Cap Core I2	17.25%	20.47%	11.30%	6.05%
Small Cap Core R3[2]	16.86%	19.79%	10.91%	6.05%
Small Cap Core R4[2]	17.05%	20.17%	11.26%	6.23%
Small Cap Core R5[2]	17.29%	20.52%	11.58%	6.40%
Small Cap Core Y2	17.26%	20.57%	11.63%	6.43%
Small Cap Core F2	17.25%	20.47%	11.30%	6.05%
Russell 2000 Index	18.37%	25.63%	12.95%	7.05%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class I shares commenced operations on 03/31/15. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 3/31/15 through 2/27/17 and Class A shares (excluding sales charges) prior to 3/31/15.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes the Fund’s performance when it invested, prior to 2/1/10, at least 80% of its assets in common stocks of mid-capitalization companies and prior to 7/10/15, at least 80% of its assets in common stocks of small-capitalization and mid-capitalization companies.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 6/4/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the small-cap segment of the U.S. equity universe.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/ reimbursements, please see the prospectus.

18

Hartford Small Cap Core Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Small Cap Core Class A	1.40%	1.44%
Small Cap Core Class B	2.15%	2.35%
Small Cap Core Class C	2.15%	2.17%
Small Cap Core Class I	1.10%	1.10%
Small Cap Core Class R3	1.60%	1.70%
Small Cap Core Class R4	1.30%	1.39%
Small Cap Core Class R5	1.00%	1.09%
Small Cap Core Class Y	0.95%	1.02%
Small Cap Core Class F	0.95%	0.97%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Small-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.1%
Consumer Staples	4.2
Energy	3.5
Financials	18.9
Health Care	14.9
Industrials	13.4
Information Technology	15.0
Materials	5.7
Real Estate	8.4
Telecommunication Services	0.9
Utilities	1.4

Total	99.4%

Short-Term Investments	0.8
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

19

The Hartford Small Cap Growth Fund inception 01/04/1988

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Small Cap Growth A2	18.69%	24.80%	13.34%	8.00%
Small Cap Growth A3	12.16%	17.93%	12.06%	7.39%
Small Cap Growth B2	18.20%	23.74%	12.43%	7.39%	[4]
Small Cap Growth B3	13.20%	18.74%	12.18%	7.39%	[4]
Small Cap Growth C2	18.27%	23.94%	12.55%	7.19%
Small Cap Growth C3	17.27%	22.94%	12.55%	7.19%
Small Cap Growth I2	18.82%	25.10%	13.68%	8.24%
Small Cap Growth R3[2]	18.52%	24.46%	13.07%	7.72%
Small Cap Growth R4[2]	18.69%	24.83%	13.42%	8.02%
Small Cap Growth R5[2]	18.87%	25.22%	13.77%	8.34%
Small Cap Growth R6[2]	18.91%	25.32%	13.84%	8.42%
Small Cap Growth Y2	18.93%	25.33%	13.87%	8.44%
Small Cap Growth F2	18.88%	25.17%	13.69%	8.25%
Russell 2000 Growth Index	18.48%	24.06%	12.89%	7.97%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s pervious additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, NYSE MKT LLC and Nasdaq.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

Effective 3/6/15, the Fund was closed to new investors until further notice. For more information, please see the Fund’s prospectus.

20

The Hartford Small Cap Growth Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Small Cap Growth Class A	1.24%	1.24%
Small Cap Growth Class B	2.08%	2.34%
Small Cap Growth Class C	1.93%	1.93%
Small Cap Growth Class I	0.98%	0.98%
Small Cap Growth Class R3	1.50%	1.50%
Small Cap Growth Class R4	1.18%	1.18%
Small Cap Growth Class R5	0.88%	0.88%
Small Cap Growth Class R6	0.78%	0.78%
Small Cap Growth Class Y	0.83%	0.83%
Small Cap Growth Class F	0.78%	0.78%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Small-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.3%
Consumer Staples	3.5
Energy	1.8
Financials	7.9
Health Care	20.7
Industrials	17.0
Information Technology	24.1
Materials	4.3
Real Estate	3.4
Telecommunication Services	0.6
Utilities	0.1

Total	98.7%

Short-Term Investments	1.3
Other Assets & Liabilities	0.0 *

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

*	Percentage rounds to zero.

21

The Hartford Small Company Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks growth of capital.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Small Company A2	17.15%	21.56%	8.96%	5.20%
Small Company A3	10.71%	14.87%	7.73%	4.60%
Small Company B2	16.70%	20.64%	8.12%	4.61%	[4]
Small Company B3	11.70%	15.64%	7.90%	4.61%	[4]
Small Company C2	16.72%	20.68%	8.18%	4.44%
Small Company C3	15.72%	19.68%	8.18%	4.44%
Small Company I2	17.29%	21.88%	9.23%	5.46%
Small Company R3[2]	17.07%	21.41%	8.76%	4.99%
Small Company R4[2]	17.22%	21.71%	9.09%	5.32%
Small Company R5[2]	17.41%	22.12%	9.42%	5.62%
Small Company R6[2]	17.43%	22.19%	9.52%	5.73%
Small Company Y2	17.38%	22.14%	9.51%	5.73%
Small Company F2	17.29%	21.88%	9.23%	5.46%
Russell 2000 Growth Index	18.48%	24.06%	12.89%	7.97%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s pervious additional sub-adviser, Hartford Investment Management Company. As of 7/21/10, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, NYSE MKT LLC and Nasdaq.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

22

The Hartford Small Company Fund

Fund Summary

Date (Unaudited)

Operating Expenses*

	Net	Gross
Small Company Class A	1.41%	1.43%
Small Company Class B	2.16%	2.45%
Small Company Class C	2.13%	2.13%
Small Company Class I	1.16%	1.23%
Small Company Class R3	1.56%	1.60%
Small Company Class R4	1.26%	1.29%
Small Company Class R5	0.96%	0.99%
Small Company Class R6	0.89%	0.89%
Small Company Class Y	0.91%	0.94%
Small Company Class F	0.89%	0.89%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Small-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Growth investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.2%
Consumer Staples	0.2
Energy	1.7
Financials	9.7
Health Care	18.2
Industrials	17.6
Information Technology	30.6
Materials	4.0
Real Estate	4.2

Total	98.4%

Short-Term Investments	1.5
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

23

The Hartford Value Opportunities Fund inception 01/02/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Value Opportunities A2	11.03%	16.00%	11.50%	4.64%
Value Opportunities A3	4.92%	9.62%	10.25%	4.04%
Value Opportunities B2	10.55%	14.95%	10.62%	4.08%	[4]
Value Opportunities B3	5.55%	9.95%	10.35%	4.08%	[4]
Value Opportunities C2	10.62%	15.15%	10.68%	3.86%
Value Opportunities C3	9.62%	14.15%	10.68%	3.86%
Value Opportunities I2	11.14%	16.31%	11.85%	4.94%
Value Opportunities R3[2]	10.85%	15.64%	11.20%	4.36%
Value Opportunities R4[2]	11.00%	16.00%	11.56%	4.69%
Value Opportunities R5[2]	11.19%	16.35%	11.88%	5.00%
Value Opportunities Y2	11.27%	16.48%	11.93%	5.05%
Value Opportunities F2	11.20%	16.37%	11.86%	4.95%
Russell 3000 Value Index	12.18%	17.33%	13.28%	5.57%
Russell 1000 Value Index	11.69%	16.55%	13.32%	5.53%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

24

The Hartford Value Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Value Opportunities Class A	1.23%	1.23%
Value Opportunities Class B	2.10%	2.40%
Value Opportunities Class C	1.95%	1.95%
Value Opportunities Class I	0.90%	0.90%
Value Opportunities Class R3	1.53%	1.53%
Value Opportunities Class R4	1.20%	1.20%
Value Opportunities Class R5	0.90%	0.90%
Value Opportunities Class Y	0.85%	0.85%
Value Opportunities Class F	0.80%	0.80%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if there are adverse economic consequences in those sectors. Value investing may go out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.0%
Consumer Staples	3.7
Energy	9.0
Financials	22.2
Health Care	12.4
Industrials	7.5
Information Technology	12.7
Materials	5.5
Real Estate	8.0
Telecommunication Services	2.2
Utilities	6.8

Total	99.0%

Short-Term Investments	1.2
Other Assets & Liabilities	(0.2)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

25

Domestic Equity Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2016 through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Hartford Capital Appreciation Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,132.40	$5.76		$1,000.00	$1,019.39	$5.46	1.09%	181	365
Class B	$1,000.00	$1,127.20	$10.60		$1,000.00	$1,014.83	$10.04	2.01%	181	365
Class C	$1,000.00	$1,128.10	$9.60		$1,000.00	$1,015.77	$9.10	1.82%	181	365
Class I	$1,000.00	$1,134.00	$4.29		$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class R3	$1,000.00	$1,130.70	$7.40		$1,000.00	$1,017.85	$7.00	1.40%	181	365
Class R4	$1,000.00	$1,132.10	$5.82		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class R5	$1,000.00	$1,134.10	$4.23		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R6	$1,000.00	$1,134.40	$3.76		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class Y	$1,000.00	$1,134.40	$3.76		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class F(1)	$1,000.00	$1,022.80	$1.20	(2)	$1,000.00	$1,021.27	$3.56	0.71%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

26

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

Hartford Core Equity Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,118.90	$3.99		$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class B	$1,000.00	$1,114.80	$8.08		$1,000.00	$1,017.16	$7.70	1.54%	181	365
Class C	$1,000.00	$1,115.10	$7.87		$1,000.00	$1,017.36	$7.50	1.50%	181	365
Class I	$1,000.00	$1,120.70	$2.73		$1,000.00	$1,022.22	$2.61	0.52%	181	365
Class R3	$1,000.00	$1,117.60	$5.72		$1,000.00	$1,019.39	$5.46	1.09%	181	365
Class R4	$1,000.00	$1,118.90	$4.15		$1,000.00	$1,020.88	$3.96	0.79%	181	365
Class R5	$1,000.00	$1,120.60	$2.58		$1,000.00	$1,022.37	$2.46	0.49%	181	365
Class R6	$1,000.00	$1,121.10	$2.16		$1,000.00	$1,022.76	$2.06	0.41%	181	365
Class Y	$1,000.00	$1,121.10	$2.10		$1,000.00	$1,022.81	$2.01	0.40%	181	365
Class F(2)	$1,000.00	$1,013.80	$0.69	(3)	$1,000.00	$1,022.76	$2.06	0.41%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Dividend and Growth Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,128.80	$5.28		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class B	$1,000.00	$1,124.40	$10.22		$1,000.00	$1,015.17	$9.69	1.94%	181	365
Class C	$1,000.00	$1,125.20	$9.17		$1,000.00	$1,016.17	$8.70	1.74%	181	365
Class I	$1,000.00	$1,130.10	$4.23		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$1,127.10	$7.12		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,128.90	$5.54		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,130.60	$3.91		$1,000.00	$1,021.13	$3.71	0.74%	181	365
Class R6	$1,000.00	$1,131.10	$3.43		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class Y	$1,000.00	$1,131.50	$3.44		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class F(2)	$1,000.00	$999.10	$1.07	(3)	$1,000.00	$1,021.62	$3.21	0.64%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

27

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Equity Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,117.40	$5.30		$1,000.00	$1,019.79	$5.06	1.01%	181	365
Class B	$1,000.00	$1,115.70	$6.29		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class C	$1,000.00	$1,112.80	$9.12		$1,000.00	$1,016.17	$8.70	1.74%	181	365
Class I	$1,000.00	$1,118.10	$4.04		$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class R3	$1,000.00	$1,115.30	$7.19		$1,000.00	$1,018.00	$6.85	1.37%	181	365
Class R4	$1,000.00	$1,116.20	$5.56		$1,000.00	$1,019.54	$5.31	1.06%	181	365
Class R5	$1,000.00	$1,118.50	$3.99		$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class R6	$1,000.00	$1,118.80	$3.47		$1,000.00	$1,021.52	$3.31	0.66%	181	365
Class Y	$1,000.00	$1,119.40	$3.47		$1,000.00	$1,021.52	$3.31	0.66%	181	365
Class F(1)	$1,000.00	$1,003.40	$1.10	(2)	$1,000.00	$1,021.52	$3.31	0.66%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Growth Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,112.10	$5.87		$1,000.00	$1,019.24	$5.61	1.12%	181	365
Class B	$1,000.00	$1,106.90	$10.71		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class C	$1,000.00	$1,107.90	$9.77		$1,000.00	$1,015.52	$9.35	1.87%	181	365
Class I	$1,000.00	$1,113.10	$4.82		$1,000.00	$1,020.23	$4.61	0.92%	181	365
Class R3	$1,000.00	$1,110.10	$7.59		$1,000.00	$1,017.60	$7.25	1.45%	181	365
Class R4	$1,000.00	$1,111.70	$6.02		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R5	$1,000.00	$1,113.60	$4.45		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R6	$1,000.00	$1,114.10	$3.98		$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class Y	$1,000.00	$1,114.10	$3.98		$1,000.00	$1,021.03	$3.81	0.76%	181	365
Class F(1)	$1,000.00	$1,044.90	$1.28	(2)	$1,000.00	$1,021.08	$3.76	0.75%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

28

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Healthcare Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,183.70	$7.09		$1,000.00	$1,018.30	$6.56	1.31%	181	365
Class B	$1,000.00	$1,178.30	$11.94		$1,000.00	$1,013.84	$11.04	2.21%	181	365
Class C	$1,000.00	$1,179.10	$11.08		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class I	$1,000.00	$1,185.10	$5.63		$1,000.00	$1,019.64	$5.21	1.04%	181	365
Class R3	$1,000.00	$1,181.70	$8.76		$1,000.00	$1,016.76	$8.10	1.62%	181	365
Class R4	$1,000.00	$1,183.30	$7.09		$1,000.00	$1,018.30	$6.56	1.31%	181	365
Class R5	$1,000.00	$1,185.20	$5.53		$1,000.00	$1,019.74	$5.11	1.02%	181	365
Class Y	$1,000.00	$1,185.90	$4.93		$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class F(1)	$1,000.00	$1,020.60	$1.54	(2)	$1,000.00	$1,020.28	$4.56	0.91%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford MidCap Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,155.50	$6.04		$1,000.00	$1,019.19	$5.66	1.13%	181	365
Class B	$1,000.00	$1,149.80	$10.93		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class C	$1,000.00	$1,151.30	$9.97		$1,000.00	$1,015.52	$9.35	1.87%	181	365
Class I	$1,000.00	$1,156.60	$4.87		$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class R3	$1,000.00	$1,153.20	$7.79		$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class R4	$1,000.00	$1,154.90	$6.20		$1,000.00	$1,019.04	$5.81	1.16%	181	365
Class R5	$1,000.00	$1,156.50	$4.54		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R6	$1,000.00	$1,157.20	$4.01		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,157.20	$4.01		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class F(1)	$1,000.00	$1,011.60	$1.28	(2)	$1,000.00	$1,021.03	$3.81	0.76%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

29

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford MidCap Value Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,120.90	$6.42		$1,000.00	$1,018.75	$6.11	1.22%	181	365
Class B	$1,000.00	$1,116.00	$11.02		$1,000.00	$1,014.38	$10.49	2.10%	181	365
Class C	$1,000.00	$1,116.40	$10.29		$1,000.00	$1,015.08	$9.79	1.96%	181	365
Class I	$1,000.00	$1,121.90	$5.79		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class R3	$1,000.00	$1,119.10	$7.99		$1,000.00	$1,017.26	$7.60	1.52%	181	365
Class R4	$1,000.00	$1,120.50	$6.36		$1,000.00	$1,018.79	$6.06	1.21%	181	365
Class R5	$1,000.00	$1,123.10	$4.79		$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class Y	$1,000.00	$1,123.60	$4.26		$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class F(1)	$1,000.00	$984.00	$1.33	(2)	$1,000.00	$1,020.83	$4.01	0.80%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Small Cap Core Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,170.90	$6.84		$1,000.00	$1,018.50	$6.36	1.27%	181	365
Class B	$1,000.00	$1,165.90	$11.01		$1,000.00	$1,014.63	$10.24	2.05%	181	365
Class C	$1,000.00	$1,166.50	$10.80		$1,000.00	$1,014.83	$10.04	2.01%	181	365
Class I	$1,000.00	$1,172.50	$5.28		$1,000.00	$1,019.94	$4.91	0.98%	181	365
Class R3	$1,000.00	$1,168.60	$8.07		$1,000.00	$1,017.36	$7.50	1.50%	181	365
Class R4	$1,000.00	$1,170.50	$6.46		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R5	$1,000.00	$1,172.90	$4.85		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class Y	$1,000.00	$1,172.60	$4.58		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class F(2)	$1,000.00	$1,015.90	$1.43	(3)	$1,000.00	$1,020.58	$4.26	0.85%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

30

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Small Cap Growth Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,186.90	$6.45		$1,000.00	$1,018.89	$5.96	1.19%	181	365
Class B	$1,000.00	$1,182.00	$11.14		$1,000.00	$1,014.58	$10.29	2.06%	181	365
Class C	$1,000.00	$1,182.70	$10.28		$1,000.00	$1,015.37	$9.49	1.90%	181	365
Class I	$1,000.00	$1,188.20	$5.10		$1,000.00	$1,020.13	$4.71	0.94%	181	365
Class R3	$1,000.00	$1,185.20	$8.07		$1,000.00	$1,017.41	$7.45	1.49%	181	365
Class R4	$1,000.00	$1,186.90	$6.34		$1,000.00	$1,018.99	$5.86	1.17%	181	365
Class R5	$1,000.00	$1,188.70	$4.72		$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class R6	$1,000.00	$1,189.10	$4.18		$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class Y	$1,000.00	$1,189.30	$4.18		$1,000.00	$1,020.98	$3.86	0.77%	181	365
Class F(1)	$1,000.00	$1,028.30	$1.31	(2)	$1,000.00	$1,020.98	$3.86	0.77%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Small Company Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,171.50	$7.54		$1,000.00	$1,017.85	$7.00	1.40%	181	365
Class B	$1,000.00	$1,167.00	$11.55		$1,000.00	$1,014.13	$10.74	2.15%	181	365
Class C	$1,000.00	$1,167.20	$11.39		$1,000.00	$1,014.28	$10.59	2.12%	181	365
Class I	$1,000.00	$1,172.90	$6.20		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R3	$1,000.00	$1,170.70	$8.34		$1,000.00	$1,017.11	$7.75	1.55%	181	365
Class R4	$1,000.00	$1,172.20	$6.73		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R5	$1,000.00	$1,174.10	$5.12		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R6	$1,000.00	$1,174.30	$4.80		$1,000.00	$1,020.38	$4.46	0.89%	181	365
Class Y	$1,000.00	$1,173.80	$4.85		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F(2)	$1,000.00	$1,027.20	$1.52	(3)	$1,000.00	$1,020.33	$4.51	0.90%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

31

Domestic Equity Funds

Expense Examples (Unaudited) – (continued)

The Hartford Value Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,110.30	$6.28		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class B	$1,000.00	$1,105.50	$10.91		$1,000.00	$1,014.43	$10.44	2.09%	181	365
Class C	$1,000.00	$1,106.20	$10.08		$1,000.00	$1,015.22	$9.64	1.93%	181	365
Class I	$1,000.00	$1,111.40	$4.87		$1,000.00	$1,020.18	$4.66	0.93%	181	365
Class R3	$1,000.00	$1,108.50	$7.95		$1,000.00	$1,017.26	$7.60	1.52%	181	365
Class R4	$1,000.00	$1,110.00	$6.28		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R5	$1,000.00	$1,111.90	$4.77		$1,000.00	$1,020.28	$4.56	0.91%	181	365
Class Y	$1,000.00	$1,112.70	$4.19		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class F(1)	$1,000.00	$989.80	$1.33	(2)	$1,000.00	$1,020.83	$4.01	0.80%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

32

The Hartford Capital Appreciation Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3%
	Automobiles & Components - 2.9%
761,539	Delphi Automotive plc	$61,227,736
2,957,787	Goodyear Tire & Rubber Co.	107,160,623
280,990	Magna International, Inc.	11,737,335
1,743,700	Tata Motors Ltd. ADR	62,197,779

		242,323,473

	Banks - 11.2%
18,147,456	Banco Santander S.A.	118,265,550
8,886,629	Bank of America Corp.	207,413,921
1,356,541	CaixaBank S.A.	6,159,294
1,802,195	Citigroup, Inc.	106,545,768
175,567	Comerica, Inc.	12,412,587
1,883,594	FinecoBank Banca Fineco S.p.A.	13,418,232
3,127,956	ICICI Bank Ltd.	13,487,952
6,451,700	ICICI Bank Ltd. ADR	55,291,069
6,213,170	Itau Unibanco Holding S.A. ADR	76,421,991
1,427,765	JP Morgan Chase & Co.	124,215,555
930,904	PNC Financial Services Group, Inc.	111,475,754
257,010	Sumitomo Mitsui Financial Group, Inc.	9,542,939
827,043	UniCredit S.p.A.*	13,466,316
434,073	US Bancorp	22,259,264
1,020,363	Wells Fargo & Co.	54,936,344

		945,312,536

	Capital Goods - 3.5%
1,504,703	AerCap Holdings N.V.*	69,231,385
199,414	Airbus SE	16,131,116
605,523	AMETEK, Inc.	34,635,916
232,247	Cie de Saint-Gobain	12,531,311
166,900	Eaton Corp. plc	12,624,316
1,396,268	Fastenal Co.	62,385,254
38,277	General Dynamics Corp.	7,417,700
806,800	Harry’s, Inc.*(1)(2)(3)	11,351,676
46,125	Honeywell International, Inc.	6,048,833
2,187,000	Kawasaki Heavy Industries Ltd.	6,621,383
82,745	Lockheed Martin Corp.	22,295,640
237,849	Middleby Corp.*	32,378,384
23,037	Siemens AG	3,304,493

		296,957,407

	Commercial & Professional Services - 0.9%
118,126	Equifax, Inc.	15,983,629
267,710	IHS Markit Ltd.*	11,618,614
4,595	Klarna Holding AB*(1)(2)(3)	499,524
256,260	Nielsen Holdings plc	10,539,974
918,064	TransUnion*	36,750,102

		75,391,843

	Consumer Durables & Apparel - 2.5%
1,436,572	Crocs, Inc.*	8,949,844
1,792,275	NIKE, Inc. Class B	99,309,958
2,951,300	Sony Corp.	101,271,843

		209,531,645

	Consumer Services - 2.5%
56,092	Chipotle Mexican Grill, Inc.*	26,613,971
62,646	Churchill Downs, Inc.	10,449,353
1,215,380	Hilton Worldwide Holdings, Inc.	71,670,959
521,256	Las Vegas Sands Corp.	30,748,892
221,953	McDonald’s Corp.	31,057,883
327,927	Wynn Resorts Ltd.	40,338,300

		210,879,358

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Diversified Financials - 4.2%
480,697	American Express Co.	$38,095,237
64,538	BlackRock, Inc.	24,819,379
2,649,952	Blackstone Group L.P.	81,724,520
2,151,487	Deutsche Bank AG*	38,801,000
369,092	Goldman Sachs Group, Inc.	82,602,789
214,907	Intercontinental Exchange, Inc.	12,937,401
408,983	Ocelot Partners Ltd.*(1)	4,089,830
573,440	OneMain Holdings, Inc.*	13,372,621
1,545,957	Saban Capital Acquisition Corp. UNIT*	16,495,361
950,644	Synchrony Financial	26,427,903
290,284	TD Ameritrade Holding Corp.	11,109,169

		350,475,210

	Energy - 2.0%
315,526	Anadarko Petroleum Corp.	17,991,292
513,086	Baker Hughes, Inc.	30,461,916
12,662	Centennial Resource Development, Inc. Class A*	208,796
208,206	Diamondback Energy, Inc.*	20,787,287
858,589	Kinder Morgan, Inc.	17,712,691
648,753	Newfield Exploration Co.*	22,459,829
63,341	Pioneer Natural Resources Co.	10,957,360
285,143	WPX Energy, Inc.*	3,401,756
1,760,104	YPF S.A. ADR	45,463,486

		169,444,413

	Food & Staples Retailing - 0.7%
291,119	Costco Wholesale Corp.	51,679,445
290,830	Seven & I Holdings Co., Ltd.	12,282,904

		63,962,349

	Food, Beverage & Tobacco - 2.2%
269,825	Altria Group, Inc.	19,368,039
647,989	Coca-Cola Co.	27,960,725
84,940	JM Smucker Co.	10,763,597
516,960	Molson Coors Brewing Co. Class B	49,571,295
294,745	Mondelez International, Inc. Class A	13,272,367
1,171,051	Monster Beverage Corp.*	53,142,294
128,900	Post Holdings, Inc.*	10,852,091

		184,930,408

	Health Care Equipment & Services - 5.1%
212,998	ABIOMED, Inc.*	27,757,899
207,388	Align Technology, Inc.*	27,918,573
1,010,200	Boston Scientific Corp.*	26,649,076
611,637	Cardinal Health, Inc.	44,398,730
327,050	Edwards Lifesciences Corp.*	35,867,573
1,226,467	HCA Holdings, Inc.*	103,280,786
810,172	Hologic, Inc.*	36,579,266
81,022	Laboratory Corp. of America Holdings*	11,355,233
241,579	McKesson Corp.	33,407,960
523,176	Medtronic plc	43,470,694
114,410	Quest Diagnostics, Inc.	12,071,399
140,093	UnitedHealth Group, Inc.	24,499,464

		427,256,653

	Household & Personal Products - 1.3%
113,513	Beiersdorf AG	11,289,011
471,098	Colgate-Palmolive Co.	33,937,900
1,704,594	Coty, Inc. Class A	30,427,003
369,270	Estee Lauder Cos., Inc. Class A	32,178,188

		107,832,102

The accompanying notes are an integral part of these financial statements.

33

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Insurance - 4.4%
219,423	Aflac, Inc.	$16,430,394
208,039	Allstate Corp.	16,911,490
254,662	American International Group, Inc.	15,511,462
136,659	Aon plc	16,377,215
172,297	Arthur J Gallagher & Co.	9,615,896
418,294	Assicurazioni Generali S.p.A.	6,625,782
551,264	AXA S.A.	14,707,793
106,948	Axis Capital Holdings Ltd.	7,047,873
956,118	Chubb Ltd.	131,227,196
39,850	Everest Re Group Ltd.	10,030,644
229,192	Loews Corp.	10,684,931
414,340	Marsh & McLennan Cos., Inc.	30,715,024
65,508	Reinsurance Group of America, Inc.	8,191,120
52,056	RenaissanceRe Holdings Ltd.	7,400,802
463,500	Sony Financial Holdings, Inc.	7,709,262
112,684	Torchmark Corp.	8,643,990
142,214	Travelers Cos., Inc.	17,301,755
256,595	Willis Towers Watson plc	34,029,629

		369,162,258

	Materials - 3.4%
209,300	Dow Chemical Co.	13,144,040
484,855	Freeport-McMoRan, Inc.*	6,181,901
26,198,644	Glencore plc*	102,964,293
674,205	International Paper Co.	36,386,844
6,999,147	Ivanhoe Mines Ltd. Class A*	24,560,210
401,249	KapStone Paper & Packaging Corp.	8,462,342
162,974	LafargeHolcim Ltd.	9,241,997
89,180	Packaging Corp. of America	8,809,200
2,140,713	Platform Specialty Products Corp.*	30,333,903
148,935	Praxair, Inc.	18,613,896
780,962	Steel Dynamics, Inc.	28,223,967

		286,922,593

	Media - 1.9%
119,040	DISH Network Corp. Class A*	7,670,938
123,992	Time Warner, Inc.	12,308,686
2,572,895	Viacom, Inc. Class B	109,502,411
206,819	Walt Disney Co.	23,908,276
25,200	Weinstein Co. LLC*(1)(2)(3)	—
376,703	WPP plc	8,066,528

		161,456,839

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
310,554	Alkermes plc*	18,089,771
221,798	Allergan plc	54,087,660
2,460,800	AstraZeneca plc ADR	74,439,200
4,573,271	Bristol-Myers Squibb Co.	256,331,840
436,200	Celgene Corp.*	54,110,610
111,944	Incyte Corp.*	13,912,400
406,342	Ionis Pharmaceuticals, Inc.*	19,581,621
298,296	Merck & Co., Inc.	18,592,790
33,810	Mettler-Toledo International, Inc.*	17,358,730
166,995	Mylan N.V.*	6,237,263
196,903	Novartis AG	15,158,590
726,837	Pfizer, Inc.	24,654,311
66,646	Regeneron Pharmaceuticals, Inc.*	25,891,305
121,938	TESARO, Inc.*	17,996,829
255,300	Thermo Fisher Scientific, Inc.	42,208,749

		658,651,669

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Real Estate - 1.7%
47,272	American Tower Corp. REIT	$5,953,436
785,402	LaSalle Hotel Properties REIT	22,431,081
352,987	Public Storage REIT	73,908,418
800,565	Realogy Holdings Corp.	24,457,261
294,162	Vonovia SE	10,649,893
153,417	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	7,948,535

		145,348,624

	Retailing - 5.7%
200,292	Advance Auto Parts, Inc.	28,469,505
57,510	Amazon.com, Inc.*	53,196,175
264,514	CarMax, Inc.*	15,474,069
124,308	Expedia, Inc.	16,622,466
12,011	Honest Co.*(1)(2)(3)	384,592
10,615	JAND, Inc. Class A*(1)(2)(3)	81,735
832,151	L Brands, Inc.	43,945,894
875,278	Lowe’s Cos., Inc.	74,293,597
868,138	Netflix, Inc.*	132,130,604
31,359	Priceline Group, Inc.*	57,914,428
341,180	TJX Cos., Inc.	26,830,395
770,636	Tory Burch LLC*(1)(2)(3)	31,149,091

		480,492,551

	Semiconductors & Semiconductor Equipment - 5.0%
3,792,051	Advanced Micro Devices, Inc.*	50,434,278
200,694	Analog Devices, Inc.	15,292,883
345,175	Broadcom Ltd.	76,218,092
331,757	Intel Corp.	11,993,015
644,686	Microchip Technology, Inc.	48,725,368
885,080	Micron Technology, Inc.*	24,490,164
431,500	NVIDIA Corp.	45,005,450
1,334,170	QUALCOMM, Inc.	71,698,296
3,085,490	Taiwan Semiconductor Manufacturing Co., Ltd.	19,876,401
1,664,600	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	55,048,322

		418,782,269

	Software & Services - 17.9%
293,813	Accenture plc Class A	35,639,517
699,023	Activision Blizzard, Inc.	36,523,952
481,631	Adobe Systems, Inc.*	64,413,330
246,141	Akamai Technologies, Inc.*	14,999,833
1,132,087	Alibaba Group Holding Ltd. ADR*	130,756,048
166,091	Alliance Data Systems Corp.	41,461,296
145,315	Alphabet, Inc. Class C*	131,649,577
338,509	Autodesk, Inc.*	30,489,506
251,623	Automatic Data Processing, Inc.	26,292,087
2,609,879	Cadence Design Systems, Inc.*	85,003,759
129,031	Cap Gemini S.A.	12,918,836
150,650	CoStar Group, Inc.*	36,290,079
1,820,500	eBay, Inc.*	60,822,905
1,103,297	Facebook, Inc. Class A*	165,770,374
98,358	FleetCor Technologies, Inc.*	13,882,248
675,943	Genpact Ltd.	16,506,528
1,385,777	Global Payments, Inc.	113,301,128
132,073	IBM Corp.	21,169,981
2,579,508	Just Eat plc*	19,282,851
730,687	Microsoft Corp.	50,022,832
33,626	NetEase, Inc. ADR	8,924,004
12,564	Netmarble Games Corp.*(1)	1,750,834
577,785	Oracle Corp.	25,977,214
271,374	Salesforce.com, Inc.*	23,370,729

The accompanying notes are an integral part of these financial statements.

34

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.3% - (continued)
	Software & Services - 17.9% - (continued)
763,241	ServiceNow, Inc.*	$72,111,010
556,332	SS&C Technologies Holdings, Inc.	20,439,638
35,735	Trade Desk, Inc. Class A*	1,334,702
132,739	Ultimate Software Group, Inc.*	26,902,213
58,205	Veracode, Inc.*(1)(2)(3)	236,894
543,883	Verint Systems, Inc.*	21,374,602
225,747	VeriSign, Inc.*	20,073,423
340,124	Visa, Inc. Class A	31,026,111
944,038	Workday, Inc. Class A*	82,508,921
696,550	Zillow Group, Inc. Class A*	26,810,210
929,472	Zillow Group, Inc. Class C*	36,249,408

		1,506,286,580

	Technology Hardware & Equipment - 2.6%
228,232	Apple, Inc.	32,785,527
754,719	Cisco Systems, Inc.	25,713,276
5,242,200	Flex Ltd.*	81,044,412
28,863	Samsung Electronics Co., Ltd.	56,583,813
549,709	Trimble, Inc.*	19,476,190

		215,603,218

	Telecommunication Services - 0.8%
547,288	AT&T, Inc.	21,689,023
149,200	SoftBank Group Corp.	11,317,218
1,210,121	Sprint Corp.*	10,927,393
475,696	Verizon Communications, Inc.	21,839,203

		65,772,837

	Transportation - 3.7%
199,016	Alaska Air Group, Inc.	16,934,271
4,382,400	Azul S.A. (Preference Shares)*	33,081,490
420,015	Canadian National Railway Co.	30,359,972
1,291,133	CSX Corp.	65,641,202
312,700	FedEx Corp.	59,319,190
97,800	Knight Transportation, Inc.	3,354,540
228,851	Southwest Airlines Co.	12,866,003
818,925	Swift Transportation Co.*	20,129,176
293,533	Union Pacific Corp.	32,863,955
337,184	United Parcel Service, Inc. Class B	36,233,793

		310,783,592

	Utilities - 1.4%
255,400	American Electric Power Co., Inc.	17,323,782
273,751	Duke Energy Corp.	22,584,458
143,217	Entergy Corp.	10,921,728
264,628	PG&E Corp.	17,743,307
408,347	PPL Corp.	15,562,104
307,838	Public Service Enterprise Group, Inc.	13,560,264
407,750	Southern Co.	20,305,950

		118,001,593

	Total Common Stocks (cost $7,090,383,839)	$8,021,562,020

PREFERRED STOCKS - 3.1%
	Capital Goods - 0.0%
372,334	Lithium Technology Corp.*(1)(2)(3)	$1,943,584

	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(1)(2)(3)	898,460

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(1)(2)(3)	86,665

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 3.1% - (continued)
	Consumer Services - 0.1%
10,074	Airbnb, Inc. Series E*(1)(2)(3)	$1,057,770
244,180	DraftKings, Inc.*(1)(2)(3)	534,754
952,691	DraftKings, Inc. Series D*(1)(2)(3)	2,572,266
1,939,742	DraftKings, Inc. Series D-1*(1)(2)(3)	6,304,161
106,461	DraftKings, Inc. Series E*(1)(2)(3)	210,793

		10,679,744

	Diversified Financials - 0.1%
348,919	Social Finance, Inc.*(1)(2)(3)	5,840,904

	Health Care Equipment & Services - 0.1%
956,830	Moderna Therapeutics, Inc. Series E*(1)(2)(3)	8,400,968

	Real Estate - 0.9%
245,862	Redfin Corp. Series G*(1)(2)(3)	1,099,003
762,484	WeWork Companies, Inc. Class D-1*(1)(2)(3)	39,504,296
599,094	WeWork Companies, Inc. Class D-2*(1)(2)(3)	31,039,060

		71,642,359

	Retailing - 0.1%
448,670	Coupang LLC*(1)(2)(3)	2,041,448
278,194	Honest Co.*(1)(2)(3)	9,586,565
23,702	JAND, Inc. Series D*(1)(2)(3)	220,192

		11,848,205

	Software & Services - 1.6%
143,626	Birst, Inc. Series F*(1)(2)(3)	264,272
25,867	Cloudera, Inc.*(1)(2)(3)	421,373
18,389	Dropbox, Inc. Series C*(1)(2)(3)	314,084
566,622	Essence Group Holdings Corp.*(1)(2)(3)	1,263,567
52,337	ForeScout Technologies, Inc.*(1)(2)(3)	592,978
12,426	General Assembly Space, Inc.*(1)(2)(3)	609,134
77,707	Lookout, Inc. Series F*(1)(2)(3)	608,446
95,031	MarkLogic Corp. Series F*(1)(2)(3)	992,124
2,286,050	Pinterest, Inc. Series G*(1)(2)(3)	16,002,350
47,064	Sharecare*(1)(2)(3)	14,119,200
2,000,820	Uber Technologies, Inc.*(1)(2)(3)	97,584,449
306,876	Zuora, Inc. Series F*(1)(2)(3)	1,390,148

		134,162,125

	Technology Hardware & Equipment - 0.2%
5,362,869	Rethink Robotics, Inc.*(1)(2)(3)	18,524,422

	Total Preferred Stocks (cost $154,019,588)	$264,027,436

CONVERTIBLE PREFERRED STOCKS - 0.0%
	Retailing - 0.0%
28,025	Honest Co. Series C*(1)(2)(3)	$902,685

	Total Convertible Preferred Stocks (cost $758,281)	$902,685

WARRANTS - 0.0%
	Diversified Financials - 0.0%
408,983	Ocelot Partners Ltd. Expires 4/1/20*	$184,042

	Total Warrants (cost $4,090)	$184,042

	Total Long-Term Investments (cost $7,245,165,798)	$8,286,676,183

The accompanying notes are an integral part of these financial statements.

35

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 3.8%
	Other Investment Pools & Funds - 3.8%
316,402,493	Fidelity Institutional Government Fund, Institutional Class	$316,402,493

	Total Short-Term Investments (cost $316,402,493)	$316,402,493

Total Investments (cost $7,561,568,291)^	102.2%	$8,603,078,676
Other Assets and Liabilities	(2.2)%	(181,484,880)

Total Net Assets	100.0%	$8,421,593,796

The accompanying notes are an integral part of these financial statements.

36

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,191,501,340
Unrealized Depreciation	(149,990,955)

Net Unrealized Appreciation	$1,041,510,385

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $322,422,832, which represented 3.8% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $316,582,168, which represented 3.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
07/2015	10,074	Airbnb, Inc. Series E Preferred	$937,833
03/2015	143,626	Birst, Inc. Series F Preferred	838,905
02/2014	25,867	Cloudera, Inc. Preferred	376,623
11/2014	448,670	Coupang LLC Preferred	1,396,764
12/2014	244,180	DraftKings, Inc. Preferred	439,837
08/2015	952,691	DraftKings, Inc. Series D Preferred	5,131,092
08/2015	1,939,742	DraftKings, Inc. Series D-1 Preferred	14,868,916
02/2014	106,461	DraftKings, Inc. Series E Preferred	157,087
01/2014	18,389	Dropbox, Inc. Series C Preferred	351,252
05/2014	566,622	Essence Group Holdings Corp. Preferred	895,999
11/2015	52,337	ForeScout Technologies, Inc. Preferred	621,083
07/2015	12,426	General Assembly Space, Inc. Preferred	609,134
06/2015	806,800	Harry’s, Inc.	10,846,942
01/2015	12,011	Honest Co.	324,985
08/2015	278,194	Honest Co. Preferred	12,728,766
08/2014	28,025	Honest Co. Series C Convertible Preferred	758,281
04/2015	10,615	JAND, Inc. Class A	121,916
04/2015	23,702	JAND, Inc. Series D Preferred	272,225
08/2015	4,595	Klarna Holding AB	503,982
08/2014	372,334	Lithium Technology Corp. Preferred	1,814,756
07/2014	77,707	Lookout, Inc. Series F Preferred	887,655
04/2015	95,031	MarkLogic Corp. Series F Preferred	1,103,709
12/2014	956,830	Moderna Therapeutics, Inc. Series E Preferred	5,900,771
01/2014	83,332	One Kings Lane, Inc. Preferred	1,284,729
03/2015	2,286,050	Pinterest, Inc. Series G Preferred	16,411,763
12/2014	245,862	Redfin Corp. Series G Preferred	810,779
03/2015	5,362,869	Rethink Robotics, Inc. Preferred	13,365,342
09/2015	33,739	Rubicon Global Holdings LLC Series C Preferred	673,447

The accompanying notes are an integral part of these financial statements.

37

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Period Acquired	Shares/Par	Security	Cost
03/2015	47,064	Sharecare Preferred	$11,759,882
09/2015	348,919	Social Finance, Inc. Preferred	5,504,651
11/2013	770,636	Tory Burch LLC	60,399,725
06/2014	2,000,820	Uber Technologies, Inc. Preferred	31,038,821
04/2017	58,205	Veracode, Inc.	—
12/2014	153,417	WeWork Companies, Inc. Class A, REIT	2,554,571
12/2014	762,484	WeWork Companies, Inc. Class D-1 Preferred	12,696,243
12/2014	599,094	WeWork Companies, Inc. Class D-2 Preferred	9,975,610
10/2005	25,200	Weinstein Co. LLC	23,636,380
01/2015	306,876	Zuora, Inc. Series F Preferred	1,165,914

			$253,166,370

At April 30, 2017, the aggregate value of these securities was $316,582,168, which represented 3.8% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	07/14/17	CBK	$62,870,845	$63,122,138	$251,293
EUR	Sell	06/21/17	CBK	64,447,142	66,321,791	(1,874,649)
EUR	Sell	07/14/17	GSC	61,993,267	63,122,138	(1,128,871)
JPY	Sell	06/21/17	BNP	95,236,037	97,176,603	(1,940,566)

Total						$(4,692,793)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

38

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$242,323,473	$242,323,473	$—	$—
Banks	945,312,536	770,972,253	174,340,283	—
Capital Goods	296,957,407	247,017,428	38,588,303	11,351,676
Commercial & Professional Services	75,391,843	74,892,319	—	499,524
Consumer Durables & Apparel	209,531,645	108,259,802	101,271,843	—
Consumer Services	210,879,358	210,879,358	—	—
Diversified Financials	350,475,210	335,079,450	15,395,760	—
Energy	169,444,413	169,444,413	—	—
Food & Staples Retailing	63,962,349	51,679,445	12,282,904	—
Food, Beverage & Tobacco	184,930,408	184,930,408	—	—
Health Care Equipment & Services	427,256,653	427,256,653	—	—
Household & Personal Products	107,832,102	96,543,091	11,289,011	—
Insurance	369,162,258	340,119,421	29,042,837	—
Materials	286,922,593	174,716,303	112,206,290	—
Media	161,456,839	153,390,311	8,066,528	—
Pharmaceuticals, Biotechnology & Life Sciences	658,651,669	643,493,079	15,158,590	—
Real Estate	145,348,624	126,750,196	10,649,893	7,948,535
Retailing	480,492,551	448,877,133	—	31,615,418
Semiconductors & Semiconductor Equipment	418,782,269	398,905,868	19,876,401	—
Software & Services	1,506,286,580	1,472,097,165	33,952,521	236,894
Technology Hardware & Equipment	215,603,218	159,019,405	56,583,813	—
Telecommunication Services	65,772,837	54,455,619	11,317,218	—
Transportation	310,783,592	310,783,592	—	—
Utilities	118,001,593	118,001,593	—	—
Preferred Stocks	264,027,436	—	—	264,027,436
Convertible Preferred Stocks	902,685	—	—	902,685
Warrants	184,042	184,042	—	—
Short-Term Investments	316,402,493	316,402,493	—	—
Foreign Currency Contracts(2)	251,293	—	251,293	—

Total	$8,603,329,969	$7,636,474,313	$650,273,488	$316,582,168

Liabilities
Foreign Currency Contracts(2)	$(4,944,086)	$—	$(4,944,086)	$—

Total	$(4,944,086)	$—	$(4,944,086)	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $2,654,161 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions and there were no transfers between Level 1 and Level 2.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2017:

	Common Stocks	Corporate Bonds	Preferred Stocks	Convertible Preferred Stocks	Total
Beginning balance	$58,122,250	$157,087	$290,651,430	$1,051,218	$349,981,985
Conversions*	—	(157,087)	157,087	—	—
Purchases	—	—	—	—	—
Sales	—	—	(16,215,008)	—	(16,215,008)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	—	—	1,357,783	—	1,357,783
Net change in unrealized appreciation/(depreciation)	(6,470,203)	—	(9,269,695)	(148,533)	(15,888,431)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	(2,654,161)	—	(2,654,161)

Ending balance	$51,652,047	$—	$264,027,436	$902,685	$316,582,168

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $(15,676,104).

*	Private Equity security that was a convertible note is now trading as a preferred stock.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

39

Hartford Core Equity Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Banks - 8.7%
3,122,257	Bank of America Corp.	$72,873,479
979,583	JP Morgan Chase & Co.	85,223,721
107,502	M&T Bank Corp.	16,706,886
517,871	PNC Financial Services Group, Inc.	62,015,052
91,394	SVB Financial Group*	16,079,860

		252,898,998

	Capital Goods - 7.0%
757,856	AMETEK, Inc.	43,349,363
368,375	Fortune Brands Home & Security, Inc.	23,480,223
99,879	General Dynamics Corp.	19,355,551
408,468	Honeywell International, Inc.	53,566,494
233,682	Illinois Tool Works, Inc.	32,269,147
185,880	Snap-on, Inc.	31,140,476

		203,161,254

	Commercial & Professional Services - 2.7%
245,587	Equifax, Inc.	33,230,377
407,312	IHS Markit Ltd.*	17,677,341
456,768	Republic Services, Inc.	28,771,816

		79,679,534

	Consumer Durables & Apparel - 2.6%
709,303	NIKE, Inc. Class B	39,302,479
653,258	VF Corp.	35,687,485

		74,989,964

	Consumer Services - 2.4%
860,868	Aramark	31,438,899
647,067	Starbucks Corp.	38,862,844

		70,301,743

	Diversified Financials - 2.0%
406,078	Capital One Financial Corp.	32,640,549
878,231	Synchrony Financial	24,414,822

		57,055,371

	Energy - 2.8%
320,734	Baker Hughes, Inc.	19,041,977
213,883	Concho Resources, Inc.*	27,090,421
383,416	EOG Resources, Inc.	35,465,980

		81,598,378

	Food & Staples Retailing - 3.3%
368,225	Costco Wholesale Corp.	65,367,302
1,021,720	Kroger Co.	30,293,998

		95,661,300

	Food, Beverage & Tobacco - 5.5%
766,501	Altria Group, Inc.	55,019,442
329,900	Molson Coors Brewing Co. Class B	31,634,111
996,161	Mondelez International, Inc. Class A	44,857,130
621,126	Monster Beverage Corp.*	28,186,698

		159,697,381

	Health Care Equipment & Services - 7.3%
194,427	Aetna, Inc.	26,261,255
301,410	Danaher Corp.	25,116,495
503,351	HCA Holdings, Inc.*	42,387,188
536,877	Hologic, Inc.*	24,239,996
513,440	Medtronic plc	42,661,730
281,987	UnitedHealth Group, Inc.	49,313,887

		209,980,551

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Household & Personal Products - 3.3%
682,479	Colgate-Palmolive Co.	$49,165,787
522,393	Estee Lauder Cos., Inc. Class A	45,521,326

		94,687,113

	Insurance - 4.2%
361,170	Allstate Corp.	29,359,509
414,382	Chubb Ltd.	56,873,930
834,545	XL Group Ltd.	34,925,708

		121,159,147

	Materials - 3.6%
620,824	Crown Holdings, Inc.*	34,822,018
452,396	Dow Chemical Co.	28,410,469
312,917	Ecolab, Inc.	40,394,456

		103,626,943

	Media - 2.3%
1,732,064	Comcast Corp. Class A	67,879,588

	Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
169,517	Allergan plc	41,338,416
713,336	Bristol-Myers Squibb Co.	39,982,483
454,447	Eli Lilly & Co.	37,291,921
679,832	Merck & Co., Inc.	42,373,928
196,392	Thermo Fisher Scientific, Inc.	32,469,489

		193,456,237

	Retailing - 4.9%
396,031	Dollar Tree, Inc.*	32,779,486
300,688	Lowe’s Cos., Inc.	25,522,398
21,139	Priceline Group, Inc.*	39,039,928
553,805	TJX Cos., Inc.	43,551,225

		140,893,037

	Semiconductors & Semiconductor Equipment - 2.3%
355,741	Analog Devices, Inc.	27,107,464
180,682	Broadcom Ltd.	39,896,393

		67,003,857

	Software & Services - 14.0%
168,195	Accenture plc Class A	20,402,053
78,572	Alphabet, Inc. Class A*	72,641,385
18,178	Alphabet, Inc. Class C*	16,468,541
417,140	Automatic Data Processing, Inc.	43,586,959
825,316	eBay, Inc.*	27,573,808
242,648	Electronic Arts, Inc.*	23,007,883
374,805	Facebook, Inc. Class A*	56,314,451
557,656	GoDaddy, Inc. Class A*	21,703,972
451,161	Mastercard, Inc. Class A	52,479,048
431,816	Microsoft Corp.	29,562,123
536,793	PayPal Holdings, Inc.*	25,615,762
174,788	Workday, Inc. Class A*	15,276,471

		404,632,456

	Technology Hardware & Equipment - 5.1%
695,509	Apple, Inc.	99,909,868
539,415	Keysight Technologies, Inc.*	20,190,303
321,581	Motorola Solutions, Inc.	27,646,319

		147,746,490

	Transportation - 1.2%
184,203	FedEx Corp.	34,943,309

	Utilities - 4.8%
692,573	American Electric Power Co., Inc.	46,977,227

The accompanying notes are an integral part of these financial statements.

40

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Utilities - 4.8% - (continued)
414,063	NextEra Energy, Inc.	$55,302,254
441,687	Pinnacle West Capital Corp.	37,583,147

		139,862,628

	Total Common Stocks (cost $2,487,947,177)	$2,800,915,279

	Total Long-Term Investments (cost $2,487,947,177)	$2,800,915,279

SHORT-TERM INVESTMENTS - 3.5%
	Other Investment Pools & Funds - 3.5%
101,661,026	Fidelity Institutional Government Fund, Institutional Class	$101,661,026

	Total Short-Term Investments (cost $101,661,026)	$101,661,026

Total Investments (cost $2,589,608,203)^	100.2%	$2,902,576,305
Other Assets and Liabilities	(0.2)%	(7,032,019)

Total Net Assets	100.0%	$2,895,544,286

The accompanying notes are an integral part of these financial statements.

41

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$342,295,795
Unrealized Depreciation	(29,327,693)

Net Unrealized Appreciation	$312,968,102

*	Non-income producing.

Futures Contracts Outstanding at April 30, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	584	06/16/2017	$69,029,387	$69,510,600	$481,213

Total futures contracts					$481,213

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor’s

The accompanying notes are an integral part of these financial statements.

42

Hartford Core Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$252,898,998	$252,898,998	$—	$—
Capital Goods	203,161,254	203,161,254	—	—
Commercial & Professional Services	79,679,534	79,679,534	—	—
Consumer Durables & Apparel	74,989,964	74,989,964	—	—
Consumer Services	70,301,743	70,301,743	—	—
Diversified Financials	57,055,371	57,055,371	—	—
Energy	81,598,378	81,598,378	—	—
Food & Staples Retailing	95,661,300	95,661,300	—	—
Food, Beverage & Tobacco	159,697,381	159,697,381	—	—
Health Care Equipment & Services	209,980,551	209,980,551	—	—
Household & Personal Products	94,687,113	94,687,113	—	—
Insurance	121,159,147	121,159,147	—	—
Materials	103,626,943	103,626,943	—	—
Media	67,879,588	67,879,588	—	—
Pharmaceuticals, Biotechnology & Life Sciences	193,456,237	193,456,237	—	—
Retailing	140,893,037	140,893,037	—	—
Semiconductors & Semiconductor Equipment	67,003,857	67,003,857	—	—
Software & Services	404,632,456	404,632,456	—	—
Technology Hardware & Equipment	147,746,490	147,746,490	—	—
Transportation	34,943,309	34,943,309	—	—
Utilities	139,862,628	139,862,628	—	—
Short-Term Investments	101,661,026	101,661,026	—	—
Futures Contracts(2)	481,213	481,213	—	—

Total	$2,903,057,518	$2,903,057,518	$—	$—

(1)	For the six-month period ended April 30, 2017 there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

43

The Hartford Dividend and Growth Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Automobiles & Components - 1.0%
7,287,990	Ford Motor Co.	$83,593,245

	Banks - 10.9%
9,696,645	Bank of America Corp.	226,319,694
908,960	Bank of Nova Scotia	50,565,445
2,771,700	JP Morgan Chase & Co.	241,137,900
1,354,591	PNC Financial Services Group, Inc.	162,212,272
3,667,845	Wells Fargo & Co.	197,476,775

		877,712,086

	Capital Goods - 5.2%
841,700	ABB Ltd. ADR	20,705,820
381,430	Boeing Co.	70,499,707
624,685	Caterpillar, Inc.	63,880,288
1,125,160	Eaton Corp. plc	85,107,102
772,444	Honeywell International, Inc.	101,298,306
250,180	Lockheed Martin Corp.	67,411,001
68,880	WW Grainger, Inc.	13,273,176

		422,175,400

	Commercial & Professional Services - 0.5%
275,860	Equifax, Inc.	37,326,617

	Consumer Durables & Apparel - 0.2%
311,540	VF Corp.	17,019,430

	Consumer Services - 0.5%
714,061	Hilton Worldwide Holdings, Inc.	42,108,177

	Diversified Financials - 4.3%
176,948	BlackRock, Inc.	68,048,893
375,690	Capital One Financial Corp.	30,197,962
221,270	Goldman Sachs Group, Inc.	49,520,226
1,153,790	Intercontinental Exchange, Inc.	69,458,158
803,980	Northern Trust Corp.	72,358,200
2,132,920	Synchrony Financial	59,295,176

		348,878,615

	Energy - 9.0%
962,735	Anadarko Petroleum Corp.	54,895,150
1,894,605	Chevron Corp.	202,154,353
867,505	ConocoPhillips	41,562,164
1,516,746	Exxon Mobil Corp.	123,842,311
392,020	Halliburton Co.	17,985,878
2,011,290	Hess Corp.	98,211,291
2,902,820	Suncor Energy, Inc.	91,032,435
1,857,899	Total S.A. ADR	95,068,692

		724,752,274

	Food & Staples Retailing - 2.3%
358,780	Costco Wholesale Corp.	63,690,625
654,240	CVS Health Corp.	53,935,546
757,117	Walgreens Boots Alliance, Inc.	65,520,905

		183,147,076

	Food, Beverage & Tobacco - 3.4%
1,190,340	Mondelez International, Inc. Class A	53,601,010
1,137,970	PepsiCo, Inc.	128,909,242
839,995	Philip Morris International, Inc.	93,105,046

		275,615,298

	Health Care Equipment & Services - 4.3%
732,736	Abbott Laboratories	31,976,599
1,098,090	Cardinal Health, Inc.	79,710,353
208,430	McKesson Corp.	28,823,785

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Health Care Equipment & Services - 4.3% - (continued)
1,491,700	Medtronic plc	$123,945,353
457,011	UnitedHealth Group, Inc.	79,922,083

		344,378,173

	Household & Personal Products - 0.9%
1,337,505	Unilever N.V.	69,871,261

	Insurance - 8.0%
1,424,333	Chubb Ltd.	195,489,704
1,388,510	Marsh & McLennan Cos., Inc.	102,930,246
1,239,975	MetLife, Inc.	64,243,105
1,668,400	Principal Financial Group, Inc.	108,662,892
1,598,840	Prudential Financial, Inc.	171,123,845

		642,449,792

	Materials - 3.2%
427,280	Ball Corp.	32,853,559
416,920	BHP Billiton plc ADR	12,811,952
786,490	Celanese Corp. Series A	68,456,090
1,111,420	Dow Chemical Co.	69,797,176
1,359,520	International Paper Co.	73,373,294

		257,292,071

	Media - 3.6%
5,713,304	Comcast Corp. Class A	223,904,384
2,068,246	Twenty-First Century Fox, Inc. Class A	63,164,233

		287,068,617

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
4,164,720	AstraZeneca plc ADR	125,982,780
2,851,270	Bristol-Myers Squibb Co.	159,813,683
1,127,453	Eli Lilly & Co.	92,518,793
1,048,557	Johnson & Johnson	129,465,333
3,187,993	Merck & Co., Inc.	198,707,604
3,272,598	Pfizer, Inc.	111,006,524

		817,494,717

	Real Estate - 1.0%
507,890	American Tower Corp. REIT	63,963,667
117,560	Boston Properties, Inc. REIT	14,883,096

		78,846,763

	Retailing - 2.0%
548,295	Expedia, Inc.	73,318,008
531,320	L Brands, Inc.	28,059,009
720,205	Lowe’s Cos., Inc.	61,131,000

		162,508,017

	Semiconductors & Semiconductor Equipment - 3.0%
5,534,560	Intel Corp.	200,074,344
550,570	Texas Instruments, Inc.	43,594,133

		243,668,477

	Software & Services - 8.4%
771,150	Accenture plc Class A	93,540,495
220,877	Alphabet, Inc. Class A*	204,205,204
1,970,985	eBay, Inc.*	65,850,609
187,603	IBM Corp.	30,070,885
4,175,033	Microsoft Corp.	285,822,759

		679,489,952

	Technology Hardware & Equipment - 4.4%
1,265,615	Apple, Inc.	181,805,595
3,085,505	Cisco Systems, Inc.	105,123,155

The accompanying notes are an integral part of these financial statements.

44

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Technology Hardware & Equipment - 4.4% - (continued)
793,310	Motorola Solutions, Inc.	$68,200,861

		355,129,611

	Telecommunication Services - 1.7%
3,041,045	BCE, Inc.	138,580,421

	Transportation - 4.0%
653,291	Canadian National Railway Co.	47,226,406
812,546	CSX Corp.	41,309,839
888,520	Delta Air Lines, Inc.	40,374,349
282,261	FedEx Corp.	53,544,912
1,309,868	United Parcel Service, Inc. Class B	140,758,415

		323,213,921

	Utilities - 4.9%
1,291,415	Dominion Resources, Inc.	99,994,263
1,182,950	Edison International	94,600,512
1,862,175	Exelon Corp.	64,487,120
988,545	NextEra Energy, Inc.	132,030,070

		391,111,965

	Total Common Stocks (cost $5,571,655,206)	$7,803,431,976

	Total Long-Term Investments (cost $5,571,655,206)	$7,803,431,976

SHORT-TERM INVESTMENTS - 3.1%
	Other Investment Pools & Funds - 3.1%
247,777,625	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$247,777,625

	Total Short-Term Investments (cost $247,777,625)	$247,777,625

Total Investments (cost $5,819,432,831)^	100.0%	$8,051,209,601
Other Assets and Liabilities	0.0%	2,622,726

Total Net Assets	100.0%	$8,053,832,327

The accompanying notes are an integral part of these financial statements.

45

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,309,610,300
Unrealized Depreciation	(77,833,530)

Net Unrealized Appreciation	$2,231,776,770

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

46

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$83,593,245	$83,593,245	$—	$—
Banks	877,712,086	877,712,086	—	—
Capital Goods	422,175,400	422,175,400	—	—
Commercial & Professional Services	37,326,617	37,326,617	—	—
Consumer Durables & Apparel	17,019,430	17,019,430	—	—
Consumer Services	42,108,177	42,108,177	—	—
Diversified Financials	348,878,615	348,878,615	—	—
Energy	724,752,274	724,752,274	—	—
Food & Staples Retailing	183,147,076	183,147,076	—	—
Food, Beverage & Tobacco	275,615,298	275,615,298	—	—
Health Care Equipment & Services	344,378,173	344,378,173	—	—
Household & Personal Products	69,871,261	69,871,261	—	—
Insurance	642,449,792	642,449,792	—	—
Materials	257,292,071	257,292,071	—	—
Media	287,068,617	287,068,617	—	—
Pharmaceuticals, Biotechnology & Life Sciences	817,494,717	817,494,717	—	—
Real Estate	78,846,763	78,846,763	—	—
Retailing	162,508,017	162,508,017	—	—
Semiconductors & Semiconductor Equipment	243,668,477	243,668,477	—	—
Software & Services	679,489,952	679,489,952	—	—
Technology Hardware & Equipment	355,129,611	355,129,611	—	—
Telecommunication Services	138,580,421	138,580,421	—	—
Transportation	323,213,921	323,213,921	—	—
Utilities	391,111,965	391,111,965	—	—
Short-Term Investments	247,777,625	247,777,625	—	—

Total	$8,051,209,601	$8,051,209,601	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

47

The Hartford Equity Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Banks - 13.6%
934,630	BB&T Corp.	$40,357,325
1,735,320	JP Morgan Chase & Co.	150,972,840
468,105	M&T Bank Corp.	72,748,198
914,995	PNC Financial Services Group, Inc.	109,570,651
893,440	US Bancorp	45,815,603
2,585,550	Wells Fargo & Co.	139,206,012

		558,670,629

	Capital Goods - 9.3%
290,145	3M Co.	56,819,095
304,590	Caterpillar, Inc.	31,147,373
1,011,685	Eaton Corp. plc	76,523,854
2,539,220	General Electric Co.	73,611,988
468,350	Honeywell International, Inc.	61,419,419
251,300	Raytheon Co.	39,004,273
355,830	United Technologies Corp.	42,340,212

		380,866,214

	Consumer Durables & Apparel - 1.1%
841,700	VF Corp.	45,982,071

	Consumer Services - 0.9%
252,100	McDonald’s Corp.	35,276,353

	Diversified Financials - 3.5%
152,335	BlackRock, Inc.	58,583,471
1,376,120	Invesco Ltd.	45,329,393
854,215	Thomson Reuters Corp.	38,806,987

		142,719,851

	Energy - 11.1%
1,708,700	Canadian Natural Resources Ltd.	54,456,269
925,950	Chevron Corp.	98,798,865
310,220	Enbridge, Inc.	12,858,619
801,080	Exxon Mobil Corp.	65,408,182
739,855	Occidental Petroleum Corp.	45,530,677
569,980	Phillips 66	45,347,609
2,607,390	Suncor Energy, Inc.	81,767,750
1,101,220	TransCanada Corp.	51,130,232

		455,298,203

	Food & Staples Retailing - 0.6%
307,300	Wal-Mart Stores, Inc.	23,102,814

	Food, Beverage & Tobacco - 7.1%
864,302	British American Tobacco plc	58,395,079
246,740	Diageo plc ADR	28,974,678
532,405	Kraft Heinz Co.	48,124,088
326,300	PepsiCo, Inc.	36,963,264
1,050,055	Philip Morris International, Inc.	116,388,096

		288,845,205

	Health Care Equipment & Services - 1.8%
650,000	Abbott Laboratories	28,366,000
609,800	Cardinal Health, Inc.	44,265,382

		72,631,382

	Household & Personal Products - 2.1%
1,637,900	Unilever N.V.	85,563,896

	Insurance - 7.7%
622,700	Chubb Ltd.	85,465,575
1,503,650	Marsh & McLennan Cos., Inc.	111,465,575
1,172,120	MetLife, Inc.	60,727,537

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Insurance - 7.7% - (continued)
895,300	Principal Financial Group, Inc.	$58,310,889

		315,969,576

	Materials - 2.5%
917,370	Dow Chemical Co.	57,610,836
851,200	International Paper Co.	45,939,264

		103,550,100

	Pharmaceuticals, Biotechnology & Life Sciences - 12.3%
133,400	Amgen, Inc.	21,786,888
774,110	Bristol-Myers Squibb Co.	43,388,866
574,700	Eli Lilly & Co.	47,159,882
968,850	Johnson & Johnson	119,623,909
1,395,905	Merck & Co., Inc.	87,006,759
646,375	Novartis AG	49,761,222
2,653,846	Pfizer, Inc.	90,018,456
175,303	Roche Holding AG	45,870,534

		504,616,516

	Retailing - 2.7%
587,220	Home Depot, Inc.	91,665,042
367,400	L Brands, Inc.	19,402,394

		111,067,436

	Semiconductors & Semiconductor Equipment - 5.5%
931,190	Analog Devices, Inc.	70,956,678
2,322,440	Intel Corp.	83,956,206
832,736	Maxim Integrated Products, Inc.	36,765,294
587,900	QUALCOMM, Inc.	31,593,746

		223,271,924

	Software & Services - 2.6%
1,537,405	Microsoft Corp.	105,250,746

	Technology Hardware & Equipment - 2.9%
3,496,650	Cisco Systems, Inc.	119,130,866

	Telecommunication Services - 2.1%
1,035,740	BCE, Inc.	47,156,691
889,274	Verizon Communications, Inc.	40,826,569

		87,983,260

	Transportation - 2.2%
681,410	Union Pacific Corp.	76,290,663
126,160	United Parcel Service, Inc. Class B	13,557,154

		89,847,817

	Utilities - 6.3%
752,810	Dominion Resources, Inc.	58,290,078
205,230	Duke Energy Corp.	16,931,475
791,340	Eversource Energy	47,005,596
318,540	NextEra Energy, Inc.	42,544,203
427,500	Sempra Energy	48,316,050
192,290	UGI Corp.	9,645,266
762,240	Xcel Energy, Inc.	34,338,912

		257,071,580

	Total Common Stocks (cost $3,098,276,187)	$4,006,716,439

	Total Long-Term Investments (cost $3,098,276,187)	$4,006,716,439

The accompanying notes are an integral part of these financial statements.

48

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.0%
	Other Investment Pools & Funds - 2.0%
80,357,160	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$80,357,160

	Total Short-Term Investments (cost $80,357,160)	$80,357,160

Total Investments (cost $3,178,633,347)^	99.9%	$4,087,073,599
Other Assets and Liabilities	0.1%	4,952,992

Total Net Assets	100.0%	$4,092,026,591

The accompanying notes are an integral part of these financial statements.

49

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$953,660,267
Unrealized Depreciation	(45,220,015)

Net Unrealized Appreciation	$908,440,252

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

50

The Hartford Equity Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$558,670,629	$558,670,629	$—	$—
Capital Goods	380,866,214	380,866,214	—	—
Consumer Durables & Apparel	45,982,071	45,982,071	—	—
Consumer Services	35,276,353	35,276,353	—	—
Diversified Financials	142,719,851	142,719,851	—	—
Energy	455,298,203	455,298,203	—	—
Food & Staples Retailing	23,102,814	23,102,814	—	—
Food, Beverage & Tobacco	288,845,205	230,450,126	58,395,079	—
Health Care Equipment & Services	72,631,382	72,631,382	—	—
Household & Personal Products	85,563,896	85,563,896	—	—
Insurance	315,969,576	315,969,576	—	—
Materials	103,550,100	103,550,100	—	—
Pharmaceuticals, Biotechnology & Life Sciences	504,616,516	408,984,760	95,631,756	—
Retailing	111,067,436	111,067,436	—	—
Semiconductors & Semiconductor Equipment	223,271,924	223,271,924	—	—
Software & Services	105,250,746	105,250,746	—	—
Technology Hardware & Equipment	119,130,866	119,130,866	—	—
Telecommunication Services	87,983,260	87,983,260	—	—
Transportation	89,847,817	89,847,817	—	—
Utilities	257,071,580	257,071,580	—	—
Short-Term Investments	80,357,160	80,357,160	—	—

Total	$4,087,073,599	$3,933,046,764	$154,026,835	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

51

The Hartford Growth Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.7%
	Automobiles & Components - 1.2%
166,863	Tesla, Inc.*	$52,406,662

	Banks - 5.8%
1,832,516	Bank of America Corp.	42,770,924
833,938	Bank of the Ozarks, Inc.	39,587,037
702,384	Citigroup, Inc.	41,524,942
3,302,892	Huntington Bancshares, Inc.	42,475,191
341,844	PNC Financial Services Group, Inc.	40,935,819
750,325	Wells Fargo & Co.	40,397,498

		247,691,411

	Capital Goods - 5.9%
543,700	AMETEK, Inc.	31,099,640
439,039	Deere & Co.	49,001,143
1,484,037	Fastenal Co.	66,306,773
411,836	Middleby Corp.*	56,063,235
301,901	Rockwell Automation, Inc.	47,504,122

		249,974,913

	Commercial & Professional Services - 1.2%
63,425	Klarna Holding AB*(1)(2)(3)	6,894,953
1,061,503	TransUnion*	42,491,965

		49,386,918

	Consumer Services - 3.6%
913,350	Hilton Worldwide Holdings, Inc.	53,860,249
2,156,965	Kroton Educacional S.A.	10,159,458
568,641	Marriott International, Inc. Class A	53,691,083
1,523,324	Melco Crown Entertainment Ltd. ADR	33,436,962

		151,147,752

	Diversified Financials - 4.2%
2,291,399	Deutsche Bank AG*	41,405,580
1,928,514	Double Eagle Acquisition Corp.*	20,287,967
1,547,699	Ocelot Partners Ltd.*(1)	15,476,990
918,202	Synchrony Financial	25,526,016
1,142,668	TD Ameritrade Holding Corp.	43,729,904
846,524	Voya Financial, Inc.	31,643,067

		178,069,524

	Energy - 3.8%
720,214	Baker Hughes, Inc.	42,759,105
14,348	Centennial Resource Development, Inc. Class A*	236,599
196,622	Cimarex Energy Co.	22,941,855
196,547	Diamondback Energy, Inc.*	19,623,252
956,722	Newfield Exploration Co.*	33,121,716
126,662	Pioneer Natural Resources Co.	21,911,259
1,889,331	WPX Energy, Inc.*	22,539,719

		163,133,505

	Food, Beverage & Tobacco - 1.4%
1,360,645	Monster Beverage Corp.*	61,746,070

	Health Care Equipment & Services - 9.2%
389,189	Align Technology, Inc.*	52,392,623
277,045	Cigna Corp.	43,321,527
471,708	DexCom, Inc.*	36,774,356
503,786	Edwards Lifesciences Corp.*	55,250,211
1,430,856	Hologic, Inc.*	64,603,148
68,034	Intuitive Surgical, Inc.*	56,867,580
249,830	UnitedHealth Group, Inc.	43,690,270
731,465	Veeva Systems, Inc. Class A*	39,221,153

		392,120,868

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.7% - (continued)
	Materials - 3.2%
854,773	International Paper Co.	$46,132,099
3,643,958	Platform Specialty Products Corp.*	51,634,885
692,994	WestRock Co.	37,116,758

		134,883,742

	Media - 1.3%
1,296,074	Viacom, Inc. Class B	55,160,910

	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
1,571,059	Bristol-Myers Squibb Co.	88,057,857
521,606	Celgene Corp.*	64,705,224
413,416	Ionis Pharmaceuticals, Inc.*	19,922,517
80,825	TESARO, Inc.*	11,928,962
225,769	Vertex Pharmaceuticals, Inc.*	26,708,473

		211,323,033

	Real Estate - 0.1%
81,341	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	4,214,277

	Retailing - 9.7%
166,263	Amazon.com, Inc.*	153,791,612
116,585	Honest Co.*(1)(2)(3)	3,733,052
123,196	JAND, Inc. Class A*(1)(2)(3)	948,609
663,965	Netflix, Inc.*	101,055,473
52,107	Priceline Group, Inc.*	96,232,250
418,006	Tory Burch LLC*(1)(2)(3)	16,895,796
139,383	Ulta Salon Cosmetics & Fragrance, Inc.*	39,227,952

		411,884,744

	Semiconductors & Semiconductor Equipment - 6.4%
4,906,888	Advanced Micro Devices, Inc.*	65,261,610
498,780	Analog Devices, Inc.	38,007,036
582,929	Cavium, Inc.*	40,134,662
836,699	Microchip Technology, Inc.	63,237,711
644,244	NVIDIA Corp.	67,194,649

		273,835,668

	Software & Services - 24.9%
497,347	Adobe Systems, Inc.*	66,515,188
501,350	Alibaba Group Holding Ltd. ADR*	57,905,925
1,455,225	Atlassian Corp. plc Class A*	50,176,158
492,517	Autodesk, Inc.*	44,361,006
965,209	Cadence Design Systems, Inc.*	31,436,857
274,878	CoStar Group, Inc.*	66,215,361
1,203,502	Facebook, Inc. Class A*	180,826,175
750,519	Global Payments, Inc.	61,362,433
30,319	Netmarble Games Corp.*(1)	4,225,050
1,257,521	PayPal Holdings, Inc.*	60,008,902
827,747	Salesforce.com, Inc.*	71,285,572
888,944	ServiceNow, Inc.*	83,987,429
1,223,305	SS&C Technologies Holdings, Inc.	44,944,226
802,493	Trade Desk, Inc. Class A*	29,973,114
237,848	Ultimate Software Group, Inc.*	48,204,654
566,228	Veracode, Inc.*(1)(2)(3)	2,304,548
951,113	Workday, Inc. Class A*	83,127,276
1,838,057	Zillow Group, Inc. Class C*	71,684,223

		1,058,544,097

	Technology Hardware & Equipment - 1.2%
374,608	Arista Networks, Inc.*	52,310,261

	Transportation - 3.6%
1,234,546	CSX Corp.	62,764,319
526,884	J.B. Hunt Transport Services, Inc.	47,240,419

The accompanying notes are an integral part of these financial statements.

52

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 91.7% - (continued)
	Transportation - 3.6% - (continued)
1,687,364	Swift Transportation Co.*	$41,475,407

		151,480,145

	Total Common Stocks (cost $3,395,702,186)	$3,899,314,500

PREFERRED STOCKS - 7.2%
	Capital Goods - 0.5%
4,106,956	Lithium Technology Corp.*(1)(2)(3)	$21,438,311

	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC Series C*(1)(2)(3)	12,530,206

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(1)(2)(3)	960,785

	Consumer Services - 0.2%
2,428,921	DraftKings, Inc.*(1)(2)(3)	5,319,337
1,806,593	DraftKings, Inc. Series E*(1)(2)(3)	3,577,054

		8,896,391

	Real Estate - 1.1%
2,437,006	Redfin Corp. Series G*(1)(2)(3)	10,893,417
404,267	WeWork Companies, Inc. Class D-1*(1)(2)(3)	20,945,073
317,638	WeWork Companies, Inc. Class D-2*(1)(2)(3)	16,456,825

		48,295,315

	Retailing - 0.5%
4,434,460	Coupang LLC*(1)(2)(3)	20,176,793
275,096	JAND, Inc. Series D*(1)(2)(3)	2,555,642

		22,732,435

	Software & Services - 4.6%
1,526,069	Birst, Inc. Series F*(1)(2)(3)	2,807,967
387,642	Cloudera, Inc.*(1)(2)(3)	6,314,688
5,668,755	Essence Group Holdings Corp.*(1)(2)(3)	12,641,324
879,475	ForeScout Technologies, Inc.*(1)(2)(3)	9,964,452
169,309	General Assembly Space, Inc.*(1)(2)(3)	8,299,680
743,470	Lookout, Inc. Series F*(1)(2)(3)	5,821,370
1,078,374	MarkLogic Corp. Series F*(1)(2)(3)	11,258,224
1,410,890	Pinterest, Inc. Series G*(1)(2)(3)	9,876,230
2,311,920	Uber Technologies, Inc.*(1)(2)(3)	112,757,489
3,194,823	Zuora, Inc. Series F*(1)(2)(3)	14,472,548

		194,213,972

	Total Preferred Stocks (cost $209,121,832)	$309,067,415

CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
272,032	Honest Co. Series C*(1)(2)(3)	$8,762,151

	Total Convertible Preferred Stocks (cost $7,360,451)	$8,762,151

Shares or Principal Amount		Market Value†
WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,547,699	Ocelot Partners Ltd. Expires 4/1/20*	$696,464

	Total Warrants (cost $15,477)	$696,464

	Total Long-Term Investments (cost $3,612,199,946)	$4,217,840,530

SHORT-TERM INVESTMENTS - 0.6%
	Other Investment Pools & Funds - 0.6%
24,374,949	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$24,374,949

	Total Short-Term Investments (cost $24,374,949)	$24,374,949

Total Investments (cost $3,636,574,895)^	99.7%	$4,242,215,479
Other Assets and Liabilities	0.3%	11,579,938

Total Net Assets	100.0%	$4,253,795,417

The accompanying notes are an integral part of these financial statements.

53

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$693,748,711
Unrealized Depreciation	(88,108,127)

Net Unrealized Appreciation	$605,640,584

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $372,522,841, which represented 8.8% of total net assets.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
03/2015	1,526,069	Birst, Inc. Series F Preferred	$8,913,616
02/2014	387,642	Cloudera, Inc. Preferred	5,644,068
11/2014	4,434,460	Coupang LLC Preferred	13,805,011
02/2014	2,428,921	DraftKings, Inc. Preferred	4,375,172
12/2015	1,806,593	DraftKings, Inc. Series E Preferred	2,665,674
05/2014	5,668,755	Essence Group Holdings Corp. Preferred	8,964,002
11/2015	879,475	ForeScout Technologies, Inc. Preferred	10,436,730
07/2015	169,309	General Assembly Space, Inc. Preferred	8,299,680
08/2014	116,585	Honest Co.	3,154,475
08/2014	272,032	Honest Co. Series C Convertible Preferred	7,360,451
04/2015	123,196	JAND, Inc. Class A	1,414,943
04/2015	275,096	JAND, Inc. Series D Preferred	3,159,560
08/2015	63,425	Klarna Holding AB	6,956,488
08/2015	4,106,956	Lithium Technology Corp. Preferred	20,017,303
03/2016	743,470	Lookout, Inc. Series F Preferred	8,492,732
04/2015	1,078,374	MarkLogic Corp. Series F Preferred	12,524,451
01/2014	923,832	One Kings Lane, Inc. Preferred	14,242,718
03/2015	1,410,890	Pinterest, Inc. Series G Preferred	10,128,909
12/2014	2,437,006	Redfin Corp. Series G Preferred	8,036,515
09/2015	470,535	Rubicon Global Holdings LLC Series C Preferred	9,392,114
11/2013	418,006	Tory Burch LLC	32,761,838
06/2014	2,311,920	Uber Technologies, Inc. Preferred	35,864,931
04/2017	566,228	Veracode, Inc.	—
12/2014	81,341	WeWork Companies, Inc. Class A, REIT	1,354,422
12/2014	404,267	WeWork Companies, Inc. Class D-1 Preferred	6,731,514
12/2014	317,638	WeWork Companies, Inc. Class D-2 Preferred	5,289,041
01/2015	3,194,823	Zuora, Inc. Series F Preferred	12,138,091

			$262,124,449

At April 30, 2017, the aggregate value of these securities was $352,820,801, which represented 8.3% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $352,820,801, which represented 8.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

54

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

55

The Hartford Growth Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$52,406,662	$52,406,662	$—	$—
Banks	247,691,411	247,691,411	—	—
Capital Goods	249,974,913	249,974,913	—	—
Commercial & Professional Services	49,386,918	42,491,965	—	6,894,953
Consumer Services	151,147,752	151,147,752	—	—
Diversified Financials	178,069,524	178,069,524	—	—
Energy	163,133,505	163,133,505	—	—
Food, Beverage & Tobacco	61,746,070	61,746,070	—	—
Health Care Equipment & Services	392,120,868	392,120,868	—	—
Materials	134,883,742	134,883,742	—	—
Media	55,160,910	55,160,910	—	—
Pharmaceuticals, Biotechnology & Life Sciences	211,323,033	211,323,033	—	—
Real Estate	4,214,277	—	—	4,214,277
Retailing	411,884,744	390,307,287	—	21,577,457
Semiconductors & Semiconductor Equipment	273,835,668	273,835,668	—	—
Software & Services	1,058,544,097	1,052,014,499	4,225,050	2,304,548
Technology Hardware & Equipment	52,310,261	52,310,261	—	—
Transportation	151,480,145	151,480,145	—	—
Preferred Stocks	309,067,415	—	—	309,067,415
Convertible Preferred Stocks	8,762,151	—	—	8,762,151
Warrants	696,464	696,464	—	—
Short-Term Investments	24,374,949	24,374,949	—	—

Total	$4,242,215,479	$3,885,169,628	$4,225,050	$352,820,801

(1)	For the six-month period ended April 30, 2017, investments valued at $13,711,818 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions and there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2017:

	Common Stocks	Convertible Preferred Stocks	Preferred Stocks	Corporate Bonds	Total
Beginning balance	$36,637,334	$10,203,920	$347,869,870	$2,665,674	$397,376,798
Conversions*	—	—	2,665,674	(2,665,674)	—
Purchases	—	—	—	—	—
Sales	—	—	(34,976,177)	—	(34,976,177)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	—	—	10,919,441	—	10,919,441
Net change in unrealized appreciation/depreciation	(1,646,099)	(1,441,769)	(3,699,575)	—	(6,787,443)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	(13,711,818)	—	(13,711,818)

Ending balance	$34,991,235	$8,762,151	$309,067,415	$—	$352,820,801

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $2,854,172.

*	Private Equity security that was a convertible note is now trading as a preferred stock.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

56

The Hartford Healthcare Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Biotechnology - 23.4%
842,240	Aduro Biotech, Inc.*	$8,127,616
157,517	Alder Biopharmaceuticals, Inc.*	3,158,216
590,816	Alkermes plc*	34,415,032
165,110	Alnylam Pharmaceuticals, Inc.*	8,849,896
1,845,645	Arena Pharmaceuticals, Inc.*	2,473,164
52,510	Biogen, Inc.*	14,241,237
140,815	Bluebird Bio, Inc.*	12,525,494
250,845	Calithera Biosciences, Inc.*	2,721,668
455,770	Celgene Corp.*	56,538,268
826,470	Cytokinetics, Inc.*	13,554,108
95,551	Galapagos N.V.*	8,371,080
85,310	Genmab A/S*	16,974,533
368,178	GlycoMimetics, Inc.*	1,583,165
153,878	Incyte Corp.*	19,123,958
104,241	Innate Pharma S.A.*	1,287,678
460,233	Ironwood Pharmaceuticals, Inc.*	7,511,003
412,035	Karyopharm Therapeutics, Inc.*	4,210,998
370,660	Loxo Oncology, Inc.*	17,072,600
600,385	Portola Pharmaceuticals, Inc.*	24,009,396
46,342	Regeneron Pharmaceuticals, Inc.*	18,003,404
1,627,100	Rigel Pharmaceuticals, Inc.*	4,865,029
575,409	Syndax Pharmaceuticals, Inc.*	5,460,631
152,560	T2 Biosystems, Inc.*	733,814
79,163	TESARO, Inc.*	11,683,667
818,152	Trevena, Inc.*	2,675,357
125,135	Ultragenyx Pharmaceutical, Inc.*	8,057,443
208,670	Vertex Pharmaceuticals, Inc.*	24,685,661

		332,914,116

	Drug Retail - 1.5%
248,723	Walgreens Boots Alliance, Inc.	21,524,488

	Health Care Distributors - 2.9%
286,660	Cardinal Health, Inc.	20,808,649
149,605	McKesson Corp.	20,688,876

		41,497,525

	Health Care Equipment - 22.6%
1,184,389	Abbott Laboratories	51,686,736
106,930	ABIOMED, Inc.*	13,935,118
427,555	AtriCure, Inc.*	8,764,878
130,605	Baxter International, Inc.	7,272,086
131,736	Becton Dickinson and Co.	24,630,680
1,644,005	Boston Scientific Corp.*	43,368,852
640,820	ConforMIS, Inc.*	3,601,408
65,090	Edwards Lifesciences Corp.*	7,138,420
668,630	Globus Medical, Inc. Class A*	20,279,548
100,960	Invuity, Inc.*	908,640
601,315	K2M Group Holdings, Inc.*	13,319,127
886,603	Medtronic plc	73,667,843
282,115	Stryker Corp.	38,472,023
70,447	Teleflex, Inc.	14,574,780

		321,620,139

	Health Care Facilities - 2.8%
134,016	Acadia Healthcare Co., Inc.*	5,840,417
749,710	Georgia Healthcare Group plc*(1)	3,447,135
203,300	HCA Holdings, Inc.*	17,119,893
114,690	LifePoint Health, Inc.*	7,127,983
51,405	Universal Health Services, Inc. Class B	6,207,668

		39,743,096

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Health Care Services - 1.2%
157,007	Envision Healthcare Corp.*	$8,797,102
309,164	Teladoc, Inc.*	7,667,267

		16,464,369

	Health Care Supplies - 1.1%
1,081,425	ConvaTec Group plc*(1)	4,301,430
120,071	DENTSPLY SIRONA, Inc.	7,593,290
483,435	Endologix, Inc.*	3,620,928

		15,515,648

	Health Care Technology - 1.8%
116,575	athenahealth, Inc.*	11,425,516
216,393	Cerner Corp.*	14,011,447

		25,436,963

	Life Sciences Tools & Services - 4.4%
78,200	ICON plc*	6,607,118
79,865	Illumina, Inc.*	14,763,844
265,850	Patheon N.V.*	7,154,023
207,860	Thermo Fisher Scientific, Inc.	34,365,494

		62,890,479

	Managed Health Care - 12.0%
174,065	Aetna, Inc.	23,510,960
131,415	Anthem, Inc.	23,377,415
148,143	Cigna Corp.	23,165,121
32,090	Humana, Inc.	7,123,338
477,540	UnitedHealth Group, Inc.	83,512,195
70,035	WellCare Health Plans, Inc.*	10,744,069

		171,433,098

	Pharmaceuticals - 23.8%
279,198	Allergan plc	68,085,224
1,085,810	AstraZeneca plc ADR	32,845,752
1,068,965	Bristol-Myers Squibb Co.	59,915,488
140,990	Chugai Pharmaceutical Co., Ltd.	5,009,951
229,970	Eisai Co., Ltd.	12,091,730
519,575	Eli Lilly & Co.	42,636,324
40,400	Galenica Sante Ltd.*(1)	1,766,231
77,818	Hikma Pharmaceuticals plc	1,952,549
200,570	Intersect ENT, Inc.*	3,810,830
65,240	Johnson & Johnson	8,055,183
413,857	Medicines Co.*	20,411,427
666,205	MediWound Ltd.*	3,997,230
579,675	Mylan N.V.*	21,650,861
434,440	MyoKardia, Inc.*	5,669,442
592,550	Nabriva Therapeutics AG ADR*	6,358,062
449,160	Ono Pharmaceutical Co., Ltd.	9,264,707
281,898	Revance Therapeutics, Inc.*	6,131,282
176,710	Shionogi & Co., Ltd.	9,100,184
4,050,100	Sino Biopharmaceutical Ltd.	3,328,310
86,950	Takeda Pharmaceutical Co., Ltd.	4,171,303
169,613	UCB S.A.	13,238,120

		339,490,190

	Total Common Stocks (cost $1,233,264,853)	$1,388,530,111

	Total Long-Term Investments (cost $1,233,264,853)	$1,388,530,111

The accompanying notes are an integral part of these financial statements.

57

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.3%
	Other Investment Pools & Funds - 2.3%
33,503,783	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$33,503,783

	Total Short-Term Investments (cost $33,503,783)	$33,503,783

Total Investments (cost $1,266,768,636)^	99.8%	$1,422,033,894
Other Assets and Liabilities	0.2%	2,784,706

Total Net Assets	100.0%	$1,424,818,600

The accompanying notes are an integral part of these financial statements.

58

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$234,013,688
Unrealized Depreciation	(78,748,430)

Net Unrealized Appreciation	$155,265,258

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $9,514,796, which represented 0.7% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

59

The Hartford Healthcare Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$332,914,116	$306,280,825	$26,633,291	$—
Drug Retail	21,524,488	21,524,488	—	—
Health Care Distributors	41,497,525	41,497,525	—	—
Health Care Equipment	321,620,139	321,620,139	—	—
Health Care Facilities	39,743,096	39,743,096	—	—
Health Care Services	16,464,369	16,464,369	—	—
Health Care Supplies	15,515,648	15,515,648	—	—
Health Care Technology	25,436,963	25,436,963	—	—
Life Sciences Tools & Services	62,890,479	62,890,479	—	—
Managed Health Care	171,433,098	171,433,098	—	—
Pharmaceuticals	339,490,190	281,333,336	58,156,854	—
Short-Term Investments	33,503,783	33,503,783	—	—

Total	$1,422,033,894	$1,337,243,749	$84,790,145	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $3,673,076 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor; there were no transfers from Level 1 to Level 2 and there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

60

The Hartford MidCap Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.4%
1,992,537	Harley-Davidson, Inc.	$113,196,027

	Banks - 5.0%
388,359	Cullen/Frost Bankers, Inc.	36,657,206
565,372	East West Bancorp, Inc.	30,682,738
123,395	First Citizens BancShares, Inc. Class A	42,948,864
1,269,609	First Republic Bank	117,388,048
963,934	M&T Bank Corp.	149,804,983
279,253	Prosperity Bancshares, Inc.	18,765,802
222,630	South State Corp.	19,624,834

		415,872,475

	Capital Goods - 9.5%
2,732,778	Allison Transmission Holdings, Inc.	105,703,853
1,338,854	Fastenal Co.	59,819,997
995,683	Heico Corp. Class A	61,035,337
1,546,074	IDEX Corp.	161,966,712
978,524	Lennox International, Inc.	161,838,085
391,548	Middleby Corp.*	53,301,429
733,047	MSC Industrial Direct Co., Inc. Class A	65,629,698
1,157,214	PACCAR, Inc.	77,220,890
939,263	Sensata Technologies Holding N.V.*	38,678,850

		785,194,851

	Commercial & Professional Services - 7.6%
559,533	Cintas Corp.	68,526,007
490,284	Dun & Bradstreet Corp.	53,740,029
810,427	Equifax, Inc.	109,658,877
1,840,445	Robert Half International, Inc.	84,752,492
4,430,426	TransUnion*	177,349,953
278,117	UniFirst Corp.	38,713,887
1,039,460	Waste Connections, Inc.	95,651,109

		628,392,354

	Consumer Durables & Apparel - 2.0%
70,142	NVR, Inc.*	148,087,298
686,242	Under Armour, Inc. Class C*	13,319,957

		161,407,255

	Consumer Services - 1.2%
1,451,718	Choice Hotels International, Inc.	91,022,719
33,221	Wynn Resorts Ltd.	4,086,515

		95,109,234

	Diversified Financials - 5.0%
104,133	Credit Acceptance Corp.*	21,165,032
621,758	Factset Research Systems, Inc.	101,508,211
1,043,825	Financial Engines, Inc.	44,362,562
501,993	Moody’s Corp.	59,395,812
932,811	MSCI, Inc.	93,579,600
1,027,703	Northern Trust Corp.	92,493,270

		412,504,487

	Energy - 3.2%
488,050	Diamondback Energy, Inc.*	48,726,912
1,409,443	Newfield Exploration Co.*	48,794,917
2,014,352	Parsley Energy, Inc. Class A*	60,007,546
1,871,814	Patterson-UTI Energy, Inc.	40,515,414
283,751	World Fuel Services Corp.	10,450,549
4,843,838	WPX Energy, Inc.*	57,786,987

		266,282,325

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Food & Staples Retailing - 0.7%
710,391	PriceSmart, Inc.	$61,768,498

	Health Care Equipment & Services - 4.0%
1,429,291	Patterson Cos., Inc.	63,589,156
1,215,307	STERIS plc	89,689,657
287,385	Teleflex, Inc.	59,457,083
883,050	Varian Medical Systems, Inc.*	80,127,957
709,978	Veeva Systems, Inc. Class A*	38,069,020

		330,932,873

	Insurance - 5.8%
127,041	Alleghany Corp.*	77,583,939
171,246	Fairfax Financial Holdings Ltd.	78,281,018
1,337,063	FNF Group	54,752,730
165,211	Markel Corp.*	160,188,586
62,838	White Mountains Insurance Group Ltd.	53,974,072
843,685	WR Berkley Corp.	57,353,706

		482,134,051

	Materials - 3.6%
1,155,793	Ball Corp.	88,868,924
1,200,197	Packaging Corp. of America	118,555,459
131,666	Sherwin-Williams Co.	44,065,977
777,024	Silgan Holdings, Inc.	47,103,195

		298,593,555

	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
1,092,448	Agios Pharmaceuticals, Inc.*	54,305,590
2,035,574	Alkermes plc*	118,572,185
705,381	Alnylam Pharmaceuticals, Inc.*	37,808,422
755,218	Bluebird Bio, Inc.*	67,176,641
577,040	Clovis Oncology, Inc.*	33,404,846
2,144,878	Ionis Pharmaceuticals, Inc.*	103,361,671
3,521,157	Ironwood Pharmaceuticals, Inc.*	57,465,282
224,031	Mettler-Toledo International, Inc.*	115,021,996
1,258,150	Neurocrine Biosciences, Inc.*	67,185,210
1,526,495	Puma Biotechnology, Inc.*	61,975,697
355,158	Sage Therapeutics, Inc.*	25,216,218
779,709	TESARO, Inc.*	115,077,251
918,768	Ultragenyx Pharmaceutical, Inc.*	59,159,472
489,603	Waters Corp.*	83,178,654

		998,909,135

	Retailing - 2.8%
916,831	Advance Auto Parts, Inc.	130,318,358
1,720,576	CarMax, Inc.*	100,653,696

		230,972,054

	Semiconductors & Semiconductor Equipment - 1.6%
1,260,167	MKS Instruments, Inc.	98,608,068
493,324	Silicon Laboratories, Inc.*	35,100,002

		133,708,070

	Software & Services - 18.3%
1,808,302	Akamai Technologies, Inc.*	110,197,924
1,135,539	Blackbaud, Inc.	91,308,691
3,046,189	Cadence Design Systems, Inc.*	99,214,376
310,846	CoStar Group, Inc.*	74,879,693
6,801,330	Genpact Ltd.	166,088,479
2,010,757	Global Payments, Inc.	164,399,492
1,689,529	Guidewire Software, Inc.*	103,889,138
813,739	ServiceNow, Inc.*	76,882,061
1,095,181	Teradata Corp.*	31,957,382

The accompanying notes are an integral part of these financial statements.

61

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Software & Services - 18.3% - (continued)
1,901,619	Total System Services, Inc.	$108,981,785
1,485,038	Vantiv, Inc. Class A*	92,131,757
1,848,363	VeriSign, Inc.*	164,356,438
1,121,140	WEX, Inc.*	113,750,864
1,052,623	Zillow Group, Inc. Class A*	40,515,459
2,084,806	Zillow Group, Inc. Class C*	81,307,434

		1,519,860,973

	Technology Hardware & Equipment - 7.6%
2,139,653	CDW Corp. of Delaware	126,432,096
1,760,733	CommScope Holding Co., Inc.*	74,021,215
1,579,407	Finisar Corp.*	36,073,656
1,105,527	II-VI, Inc.*	36,648,220
1,290,052	Keysight Technologies, Inc.*	48,286,646
4,004,648	National Instruments Corp.	139,802,262
4,824,191	Trimble, Inc.*	170,921,087

		632,185,182

	Transportation - 5.8%
1,107,181	Alaska Air Group, Inc.	94,210,031
184,408	AMERCO	69,053,420
1,476,467	Genesee & Wyoming, Inc. Class A*	100,045,404
499,801	J.B. Hunt Transport Services, Inc.	44,812,158
4,420,791	JetBlue Airways Corp.*	96,505,868
1,370,431	Spirit Airlines, Inc.*	78,484,583

		483,111,464

	Utilities - 2.3%
552,822	Black Hills Corp.	37,602,953
997,901	NiSource, Inc.	24,199,099
2,537,576	UGI Corp.	127,284,812

		189,086,864

	Total Common Stocks (cost $6,548,333,351)	$8,239,221,727

	Total Long-Term Investments (cost $6,548,333,351)	$8,239,221,727

SHORT-TERM INVESTMENTS - 0.5%
	Other Investment Pools & Funds - 0.5%
41,347,458	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$41,347,458

	Total Short-Term Investments (cost $41,347,458)	$41,347,458

Total Investments (cost $6,589,680,809)^	99.9%	$8,280,569,185
Other Assets and Liabilities	0.1%	12,357,720

Total Net Assets	100.0%	$8,292,926,905

The accompanying notes are an integral part of these financial statements.

62

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,785,158,358
Unrealized Depreciation	(94,269,982)

Net Unrealized Appreciation	$1,690,888,376

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International

The accompanying notes are an integral part of these financial statements.

63

The Hartford MidCap Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$113,196,027	$113,196,027	$—	$—
Banks	415,872,475	415,872,475	—	—
Capital Goods	785,194,851	785,194,851	—	—
Commercial & Professional Services	628,392,354	628,392,354	—	—
Consumer Durables & Apparel	161,407,255	161,407,255	—	—
Consumer Services	95,109,234	95,109,234	—	—
Diversified Financials	412,504,487	412,504,487	—	—
Energy	266,282,325	266,282,325	—	—
Food & Staples Retailing	61,768,498	61,768,498	—	—
Health Care Equipment & Services	330,932,873	330,932,873	—	—
Insurance	482,134,051	482,134,051	—	—
Materials	298,593,555	298,593,555	—	—
Pharmaceuticals, Biotechnology & Life Sciences	998,909,135	998,909,135	—	—
Retailing	230,972,054	230,972,054	—	—
Semiconductors & Semiconductor Equipment	133,708,070	133,708,070	—	—
Software & Services	1,519,860,973	1,519,860,973	—	—
Technology Hardware & Equipment	632,185,182	632,185,182	—	—
Transportation	483,111,464	483,111,464	—	—
Utilities	189,086,864	189,086,864	—	—
Short-Term Investments	41,347,458	41,347,458	—	—

Total	$8,280,569,185	$8,280,569,185	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

64

The Hartford MidCap Value Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 1.9%
310,977	Goodyear Tire & Rubber Co.	$11,266,697

	Banks - 12.8%
135,471	Bank of the Ozarks, Inc.	6,430,809
105,477	BankUnited, Inc.	3,722,283
263,649	Comerica, Inc.	18,639,984
103,995	IBERIABANK Corp.	8,252,003
159,031	MB Financial, Inc.	6,760,408
149,215	Provident Financial Services, Inc.	3,833,333
77,500	South State Corp.	6,831,625
179,574	Sterling Bancorp	4,175,096
65,653	Western Alliance Bancorp*	3,144,779
382,842	Zions Bancorp	15,325,165

		77,115,485

	Capital Goods - 7.4%
110,992	Generac Holdings, Inc.*	3,903,589
63,251	Hubbell, Inc. Class B	7,155,586
211,975	Milacron Holdings Corp.*	3,989,369
127,045	Moog, Inc. Class A*	8,721,639
840,946	Sanwa Holdings Corp.	8,476,873
148,368	Sensata Technologies Holding N.V.*	6,109,794
103,013	WESCO International, Inc.*	6,278,642

		44,635,492

	Commercial & Professional Services - 1.5%
141,024	Clean Harbors, Inc.*	8,194,905
21,009	IHS Markit Ltd.*	911,790

		9,106,695

	Consumer Durables & Apparel - 4.1%
171,354	D.R. Horton, Inc.	5,635,833
55,129,591	Global Brands Group Holding Ltd.*	6,508,309
155,803	Lennar Corp. Class A	7,868,052
122,903	Toll Brothers, Inc.	4,423,279

		24,435,473

	Consumer Services - 1.8%
195,667	Norwegian Cruise Line Holdings Ltd.*	10,552,321

	Diversified Financials - 0.5%
42,772	Raymond James Financial, Inc.	3,187,369

	Energy - 6.7%
31,137	Delek US Holdings, Inc.	749,468
170,648	Diamondback Energy, Inc.*	17,037,496
69,142	Energen Corp.*	3,594,693
52,399	HollyFrontier Corp.	1,474,508
303,762	Newfield Exploration Co.*	10,516,240
509,136	QEP Resources, Inc.*	6,012,896
451,631	Trican Well Service Ltd.*	1,240,699

		40,626,000

	Food, Beverage & Tobacco - 2.3%
38,004	Ingredion, Inc.	4,705,655
107,847	Post Holdings, Inc.*	9,079,639

		13,785,294

	Health Care Equipment & Services - 5.1%
200,471	Acadia Healthcare Co., Inc.*	8,736,526
379,531	Brookdale Senior Living, Inc.*	4,930,108
138,890	Envision Healthcare Corp.*	7,782,007
122,057	STERIS plc	9,007,806

		30,456,447

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Insurance - 9.1%
58,572	Assurant, Inc.	$5,636,969
342,867	CNO Financial Group, Inc.	7,224,208
64,510	Hanover Insurance Group, Inc.	5,694,298
111,976	Reinsurance Group of America, Inc.	14,001,479
213,923	Unum Group	9,911,053
301,599	XL Group Ltd.	12,621,918

		55,089,925

	Materials - 8.6%
120,158	Bemis Co., Inc.	5,398,699
99,940	Cabot Corp.	6,015,388
119,402	Celanese Corp. Series A	10,392,750
71,054	Crown Holdings, Inc.*	3,985,419
195,381	Louisiana-Pacific Corp.*	5,029,107
138,259	Methanex Corp.	6,346,088
81,928	Reliance Steel & Aluminum Co.	6,457,565
135,511	Westlake Chemical Corp.	8,435,560

		52,060,576

	Media - 1.4%
18,882	Interpublic Group of Cos., Inc.	445,049
135,117	John Wiley & Sons, Inc. Class A	7,120,666
34,278	Quebecor, Inc. Class B	1,046,382

		8,612,097

	Real Estate - 7.8%
93,412	American Assets Trust, Inc. REIT	4,000,836
107,981	Equity LifeStyle Properties, Inc. REIT	8,736,743
61,111	Extra Space Storage, Inc. REIT	4,615,714
115,983	Forest City Realty Trust, Inc. Class A REIT	2,621,216
24,536	LaSalle Hotel Properties REIT	700,748
56,130	Life Storage, Inc. REIT	4,400,031
88,704	PS Business Parks, Inc. REIT	10,781,084
471,851	STORE Capital Corp. REIT	11,319,705

		47,176,077

	Semiconductors & Semiconductor Equipment - 4.4%
281,427	Microsemi Corp.*	13,210,184
28,910	Qorvo, Inc.*	1,966,747
230,937	Silicon Motion Technology Corp. ADR	11,211,991

		26,388,922

	Software & Services - 4.0%
237,422	Booz Allen Hamilton Holding Corp.	8,530,572
248,751	SS&C Technologies Holdings, Inc.	9,139,112
74,994	VeriSign, Inc.*	6,668,467

		24,338,151

	Technology Hardware & Equipment - 8.4%
133,487	Acacia Communications, Inc.*	6,119,044
223,990	Arrow Electronics, Inc.*	15,791,295
252,806	CommScope Holding Co., Inc.*	10,627,964
85,536	Harris Corp.	9,570,623
229,376	Keysight Technologies, Inc.*	8,585,544

		50,694,470

	Telecommunication Services - 1.0%
110,404	Millicom International Cellular S.A.	6,049,289

	Transportation - 3.9%
148,281	Genesee & Wyoming, Inc. Class A*	10,047,521
294,261	Knight Transportation, Inc.	10,093,152
127,826	Schneider National, Inc. Class B*	2,426,137

The accompanying notes are an integral part of these financial statements.

65

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Transportation - 3.9% - (continued)
37,800	Swift Transportation Co.*	$929,124

		23,495,934

	Utilities - 5.3%
265,623	Alliant Energy Corp.	10,444,296
203,506	Great Plains Energy, Inc.	6,021,743
303,275	UGI Corp.	15,212,274

		31,678,313

	Total Common Stocks (cost $514,328,659)	$590,751,027

	Total Long-Term Investments (cost $514,328,659)	$590,751,027

SHORT-TERM INVESTMENTS - 1.9%
	Other Investment Pools & Funds - 1.9%
11,203,076	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$11,203,076

	Total Short-Term Investments (cost $11,203,076)	$11,203,076

Total Investments (cost $525,531,735)^	99.9%	$601,954,103
Other Assets and Liabilities	0.1%	486,939

Total Net Assets	100.0%	$602,441,042

The accompanying notes are an integral part of these financial statements.

66

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$94,280,417
Unrealized Depreciation	(17,858,049)

Net Unrealized Appreciation	$76,422,368

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

67

The Hartford MidCap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$11,266,697	$11,266,697	$—	$—
Banks	77,115,485	77,115,485	—	—
Capital Goods	44,635,492	36,158,619	8,476,873	—
Commercial & Professional Services	9,106,695	9,106,695	—	—
Consumer Durables & Apparel	24,435,473	17,927,164	6,508,309	—
Consumer Services	10,552,321	10,552,321	—	—
Diversified Financials	3,187,369	3,187,369	—	—
Energy	40,626,000	40,626,000	—	—
Food, Beverage & Tobacco	13,785,294	13,785,294	—	—
Health Care Equipment & Services	30,456,447	30,456,447	—	—
Insurance	55,089,925	55,089,925	—	—
Materials	52,060,576	52,060,576	—	—
Media	8,612,097	8,612,097	—	—
Real Estate	47,176,077	47,176,077	—	—
Semiconductors & Semiconductor Equipment	26,388,922	26,388,922	—	—
Software & Services	24,338,151	24,338,151	—	—
Technology Hardware & Equipment	50,694,470	50,694,470	—	—
Telecommunication Services	6,049,289	—	6,049,289	—
Transportation	23,495,934	23,495,934	—	—
Utilities	31,678,313	31,678,313	—	—
Short-Term Investments	11,203,076	11,203,076	—	—

Total	$601,954,103	$580,919,632	$21,034,471	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

68

Hartford Small Cap Core Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.4%
28,688	Cooper Tire & Rubber Co.	$1,098,750
4,386	Cooper-Standard Holding, Inc.*	495,925
4,534	LCI Industries	458,614
15,766	Superior Industries International, Inc.	342,911

		2,396,200

	Banks - 9.7%
52,763	Banco Latinoamericano de Comercio Exterior S.A. ADR	1,513,243
29,887	Berkshire Hills Bancorp, Inc.	1,120,763
15,858	BofI Holding, Inc.*	378,848
15,529	Customers Bancorp, Inc.*	480,312
16,920	Essent Group Ltd.*	626,209
29,697	Fidelity Southern Corp.	668,776
270,364	First BanCorp*	1,589,740
8,391	First Merchants Corp.	347,220
104,015	First NBC Bank Holding Co.*	275,640
21,481	Flagstar Bancorp, Inc.*	628,104
16,855	Hancock Holding Co.	787,129
21,872	Hilltop Holdings, Inc.	608,260
25,471	HomeStreet, Inc.*	662,246
9,600	Hope Bancorp, Inc.	175,776
10,742	LegacyTexas Financial Group, Inc.	406,155
9,971	MainSource Financial Group, Inc.	341,008
51,293	MGIC Investment Corp.*	540,628
28,228	Nationstar Mortgage Holdings, Inc.*	454,753
64,979	Ocwen Financial Corp.*	148,802
26,545	Old National Bancorp	445,956
6,615	Pacific Premier Bancorp, Inc.*	241,778
48,007	Popular, Inc.	2,011,973
19,643	Radian Group, Inc.	331,574
23,556	Sterling Bancorp	547,677
5,358	Texas Capital Bancshares, Inc.*	407,744
18,831	Umpqua Holdings Corp.	332,744
18,593	Walker & Dunlop, Inc.*	833,896

		16,906,954

	Capital Goods - 7.6%
10,860	American Railcar Industries, Inc.	455,577
5,457	American Woodmark Corp.*	501,498
6,188	Applied Industrial Technologies, Inc.	396,032
7,967	Argan, Inc.	532,594
3,600	Astec Industries, Inc.	228,060
9,800	Briggs & Stratton Corp.	244,902
20,881	Chart Industries, Inc.*	762,365
4,900	Comfort Systems USA, Inc.	179,830
21,877	Continental Building Products, Inc.*	532,705
8,765	Encore Wire Corp.	387,413
6,296	EnerSys	523,260
8,659	Generac Holdings, Inc.*	304,537
12,584	Gibraltar Industries, Inc.*	493,922
14,953	Greenbrier Cos., Inc.	649,708
6,375	Insteel Industries, Inc.	221,914
10,144	LB Foster Co. Class A	144,045
3,287	Lydall, Inc.*	172,239
13,678	MasTec, Inc.*	603,884
28,854	Meritor, Inc.*	513,890
39,970	MRC Global, Inc.*	728,653
20,981	Navistar International Corp.*	564,599
10,695	NOW, Inc.*	181,922
5,713	Patrick Industries, Inc.*	405,909

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Capital Goods - 7.6% - (continued)
15,783	Rush Enterprises, Inc. Class A*	$595,808
18,990	Supreme Industries, Inc. Class A	380,559
4,200	Timken Co.	202,650
18,629	Trex Co., Inc.*	1,363,456
4,004	Universal Forest Products, Inc.	381,541
21,415	Wabash National Corp.	487,834

		13,141,306

	Commercial & Professional Services - 4.1%
55,649	ACCO Brands Corp.*	792,998
6,931	Brink’s Co.	425,563
3,200	Deluxe Corp.	230,112
23,189	Ennis, Inc.	408,126
30,199	Essendant, Inc.	504,323
6,608	HNI Corp.	308,990
2,223	Insperity, Inc.	203,071
46,869	Quad/Graphics, Inc.	1,230,780
47,566	RPX Corp.*	610,748
22,815	Steelcase, Inc. Class A	388,996
23,642	TriNet Group, Inc.*	695,075
21,132	TrueBlue, Inc.*	577,960
9,598	WageWorks, Inc.*	708,333

		7,085,075

	Consumer Durables & Apparel - 1.6%
35,850	Beazer Homes USA, Inc.*	444,898
6,034	CSS Industries, Inc.	159,056
163,446	Hovnanian Enterprises, Inc. Class A*	382,464
11,985	iRobot Corp.*	955,684
7,900	La-Z-Boy, Inc.	220,410
11,769	Movado Group, Inc.	275,395
6,926	Sturm Ruger & Co., Inc.	418,677

		2,856,584

	Consumer Services - 5.2%
19,512	American Public Education, Inc.*	431,215
9,785	BJ’s Restaurants, Inc.*	441,303
2,700	Bob Evans Farms, Inc.	180,198
3,004	Buffalo Wild Wings, Inc.*	473,280
17,500	Caesars Entertainment Corp.*	194,250
19,459	Capella Education Co.	1,854,443
7,996	Cheesecake Factory, Inc.	513,023
7,994	Dave & Buster’s Entertainment, Inc.*	511,696
10,749	DeVry Education Group, Inc.	406,850
10,285	Grand Canyon Education, Inc.*	773,021
22,549	International Speedway Corp. Class A	836,568
5,006	Papa John’s International, Inc.	395,774
59,765	Scientific Games Corp. Class A*	1,419,419
14,395	Sotheby’s*	681,747

		9,112,787

	Diversified Financials - 6.1%
27,536	AG Mortgage Investment Trust, Inc. REIT	521,807
47,074	Apollo Commercial Real Estate Finance, Inc. REIT	908,057
31,113	Arlington Asset Investment Corp. Class A	453,005
20,572	ARMOUR Residential, Inc. REIT	495,168
23,635	Chimera Investment Corp. REIT	481,209
51,205	CYS Investments, Inc. REIT	436,779
3,000	Evercore Partners, Inc. Class A	221,250
40,728	Invesco Mortgage Capital, Inc. REIT	664,274
20,714	Ladder Capital Corp. REIT	303,046

The accompanying notes are an integral part of these financial statements.

69

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Diversified Financials - 6.1% - (continued)
55,548	MFA Financial, Inc. REIT	$461,604
21,722	MTGE Investment Corp. REIT	390,996
22,212	Nelnet, Inc. Class A	999,762
67,065	New York Mortgage Trust, Inc. REIT	429,887
68,241	PennyMac Mortgage Investment Trust REIT	1,220,149
9,102	Piper Jaffray Cos.	569,785
28,139	Redwood Trust, Inc. REIT	480,333
90,555	Two Harbors Investment Corp. REIT	904,644
29,307	Western Asset Mortgage Capital Corp. REIT	308,603
6,699	World Acceptance Corp.*	354,377

		10,604,735

	Energy - 3.5%
53,502	Archrock, Inc.	631,324
21,429	CVR Energy, Inc.	469,081
18,246	Delek US Holdings, Inc.	439,181
15,286	Exterran Corp.*	418,378
64,736	McDermott International, Inc.*	423,373
164,525	Northern Oil and Gas, Inc.*	370,181
15,196	Patterson-UTI Energy, Inc.	328,917
63,050	Pioneer Energy Services Corp.*	192,303
10,775	REX American Resources Corp.*	1,020,177
59,280	Sanchez Energy Corp.*	458,827
18,300	Ship Finance International Ltd.	257,115
34,837	Unit Corp.*	748,647
33,198	Westmoreland Coal Co.*	353,891

		6,111,395

	Food & Staples Retailing - 0.7%
2,900	Ingles Markets, Inc. Class A	135,430
21,821	SpartanNash Co.	803,013
7,471	United Natural Foods, Inc.*	310,270

		1,248,713

	Food, Beverage & Tobacco - 2.6%
12,070	Fresh Del Monte Produce, Inc.	739,891
11,377	John B Sanfilippo & Son, Inc.	836,209
7,137	National Beverage Corp.	632,267
24,797	Omega Protein Corp.	499,659
6,838	Sanderson Farms, Inc.	791,704
13,086	Universal Corp.	961,167

		4,460,897

	Health Care Equipment & Services - 6.0%
37,815	AngioDynamics, Inc.*	586,889
25,907	Cardiovascular Systems, Inc.*	773,842
3,703	Chemed Corp.	745,710
9,879	Glaukos Corp.*	469,549
14,702	Globus Medical, Inc. Class A*	445,912
10,929	Haemonetics Corp.*	457,706
15,962	HealthEquity, Inc.*	726,590
4,900	Integer Holdings Corp.*	180,075
26,027	Masimo Corp.*	2,674,014
82,329	OraSure Technologies, Inc.*	1,079,333
13,798	Tivity Health, Inc.*	463,613
39,396	Triple-S Management Corp. Class B*	713,068
7,592	WellCare Health Plans, Inc.*	1,164,689

		10,480,990

	Household & Personal Products - 0.9%
9,272	Medifast, Inc.	429,479
11,618	Nu Skin Enterprises, Inc. Class A	641,662

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Household & Personal Products - 0.9% - (continued)
9,710	Usana Health Sciences, Inc.*	$552,014

		1,623,155

	Insurance - 3.1%
50,924	Ambac Financial Group, Inc.*	989,453
19,995	American Equity Investment Life Holding Co.	474,282
6,294	Aspen Insurance Holdings Ltd.	329,491
39,387	Assured Guaranty Ltd.	1,501,826
22,420	CNO Financial Group, Inc.	472,389
8,500	Fidelity & Guaranty Life	241,825
36,775	Greenlight Capital Re Ltd. Class A*	792,501
32,525	Maiden Holdings Ltd.	401,684
32,237	MBIA, Inc.*	270,791

		5,474,242

	Materials - 5.7%
10,339	A Schulman, Inc.	327,229
6,199	Cabot Corp.	373,118
44,843	Chemours Co.	1,806,725
4,700	Clearwater Paper Corp.*	228,420
57,577	Cliffs Natural Resources, Inc.*	386,917
41,210	Domtar Corp.	1,633,977
15,238	Innophos Holdings, Inc.	730,510
18,230	KapStone Paper & Packaging Corp.	384,471
13,903	Koppers Holdings, Inc.*	590,182
17,761	Louisiana-Pacific Corp.*	457,168
24,235	Mercer International, Inc.	295,667
6,935	Stepan Co.	588,088
39,601	SunCoke Energy, Inc.*	363,141
12,586	Trinseo S.A.	835,710
39,144	Tronox Ltd. Class A	646,267
5,967	Worthington Industries, Inc.	259,565

		9,907,155

	Media - 0.5%
90,775	Gannett Co., Inc.	758,879
13,900	New Media Investment Group, Inc.	182,924

		941,803

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
15,686	AMAG Pharmaceuticals, Inc.*	382,738
12,724	Amphastar Pharmaceuticals, Inc.*	192,132
70,411	Array BioPharma, Inc.*	610,463
10,212	BioSpecifics Technologies Corp.*	579,327
19,140	Blueprint Medicines Corp.*	891,541
6,578	Cambrex Corp.*	390,404
94,688	Corcept Therapeutics, Inc.*	903,324
6,292	Eagle Pharmaceuticals, Inc.*	569,992
12,504	Enanta Pharmaceuticals, Inc.*	397,002
5,000	Esperion Therapeutics, Inc.*	178,750
95,001	Exelixis, Inc.*	2,128,023
34,629	FibroGen, Inc.*	969,612
12,800	Halozyme Therapeutics, Inc.*	178,432
30,900	Immunomedics, Inc.*	177,057
52,700	Innoviva, Inc.*	621,070
18,746	Luminex Corp.	352,987
279,167	PDL BioPharma, Inc.	628,126
12,252	PRA Health Sciences, Inc.*	783,638
10,043	Prestige Brands Holdings, Inc.*	576,569
85,513	Progenics Pharmaceuticals, Inc.*	677,263
16,000	PTC Therapeutics, Inc.*	194,400
42,076	Seres Therapeutics, Inc.*	413,607

The accompanying notes are an integral part of these financial statements.

70

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9% - (continued)
31,814	Supernus Pharmaceuticals, Inc.*	$1,037,136
27,917	Versartis, Inc.*	513,673
41,699	Xencor, Inc.*	1,070,413

		15,417,679

	Real Estate - 8.4%
12,100	Altisource Residential Corp. REIT	173,998
130,426	Brandywine Realty Trust REIT	2,213,329
10,300	CareTrust, Inc. REIT	175,306
108,077	CBL & Associates Properties, Inc. REIT	999,712
39,502	DiamondRock Hospitality Co. REIT	434,917
18,861	Franklin Street Properties Corp. REIT	228,784
5,300	Geo Group, Inc. REIT	176,596
29,366	Global Net Lease, Inc. REIT	693,919
23,691	Government Properties Income Trust REIT	505,092
9,900	Hospitality Properties Trust REIT	315,117
57,060	Lexington Realty Trust REIT	580,300
83,010	Mack-Cali Realty Corp. REIT	2,245,421
10,438	Physicians Realty Trust REIT	205,002
22,844	Piedmont Office Realty Trust, Inc. Class A, REIT	499,141
21,415	Ramco-Gershenson Properties Trust REIT	285,462
19,584	RLJ Lodging Trust REIT	420,860
88,041	Select Income REIT	2,206,307
39,009	Summit Hotel Properties, Inc. REIT	644,819
118,431	Washington Prime Group, Inc. REIT	1,042,193
30,095	Xenia Hotels & Resorts, Inc. REIT	525,459

		14,571,734

	Retailing - 4.4%
17,724	Aaron’s, Inc.	637,001
25,122	Barnes & Noble, Inc.	214,793
23,379	Big 5 Sporting Goods Corp.	360,037
7,796	Big Lots, Inc.	393,620
8,000	Buckle, Inc.	149,600
31,682	Chico’s FAS, Inc.	437,845
7,200	Children’s Place, Inc.	826,560
1,945	Dillard’s, Inc. Class A	107,695
16,487	Finish Line, Inc. Class A	260,659
66,705	Francescas Holding Corp.*	1,052,605
14,276	Nutrisystem, Inc.	763,052
26,344	PetMed Express, Inc.	608,546
65,721	Pier 1 Imports, Inc.	442,960
24,430	Select Comfort Corp.*	754,887
8,727	Shutterfly, Inc.*	452,931
21,880	Tailored Brands, Inc.	269,780

		7,732,571

	Semiconductors & Semiconductor Equipment - 5.1%
19,647	Advanced Energy Industries, Inc.*	1,449,949
31,634	Advanced Micro Devices, Inc.*	420,732
8,001	Ambarella, Inc.*	449,816
73,936	Amkor Technology, Inc.*	870,966
20,080	Brooks Automation, Inc.	507,221
7,156	Entegris, Inc.*	177,469
15,501	MaxLinear, Inc. Class A*	431,393
106,646	Photronics, Inc.*	1,226,429
26,255	Rudolph Technologies, Inc.*	643,248
61,631	Teradyne, Inc.	2,173,725
27,176	Ultra Clean Holdings, Inc.*	522,866

		8,873,814

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Software & Services - 4.2%
13,235	Barracuda Networks, Inc.*	$269,068
33,776	Blucora, Inc.*	623,167
20,477	Carbonite, Inc.*	442,303
13,909	Cardtronics plc Class A*	578,336
24,794	CommVault Systems, Inc.*	1,250,857
18,618	Convergys Corp.	419,091
11,268	LogMeIn, Inc.	1,273,284
2,900	MAXIMUS, Inc.	176,871
39,917	Net 1 UEPS Technologies, Inc.*	432,301
15,455	Progress Software Corp.	459,323
24,091	Sykes Enterprises, Inc.*	718,153
54,582	Unisys Corp.*	616,777

		7,259,531

	Technology Hardware & Equipment - 5.7%
2,700	Anixter International, Inc.*	220,185
9,532	Applied Optoelectronics, Inc.*	470,785
23,162	Benchmark Electronics, Inc.*	734,235
72,878	Extreme Networks, Inc.*	569,542
5,000	Insight Enterprises, Inc.*	210,500
2,325	InterDigital, Inc.	209,017
9,496	Methode Electronics, Inc.	423,047
11,354	NetScout Systems, Inc.*	427,478
4,058	Rogers Corp.*	417,731
58,998	Sanmina Corp.*	2,197,675
5,842	SYNNEX Corp.	633,448
6,615	Tech Data Corp.*	632,725
38,018	TTM Technologies, Inc.*	636,041
22,882	Ubiquiti Networks, Inc.*	1,178,881
40,234	Viavi Solutions, Inc.*	402,340
38,296	Vishay Intertechnology, Inc.	626,140

		9,989,770

	Telecommunication Services - 0.9%
10,526	ATN International, Inc.	728,294
27,281	Telephone & Data Systems, Inc.	749,136

		1,477,430

	Transportation - 1.7%
1,481	Allegiant Travel Co.	215,337
41,460	Hawaiian Holdings, Inc.*	2,251,278
9,134	Saia, Inc.*	439,802

		2,906,417

	Utilities - 1.4%
24,758	ONE Gas, Inc.	1,704,093
8,252	Southwest Gas Holdings, Inc.	691,188

		2,395,281

	Total Common Stocks (cost $146,896,350)	$172,976,218

	Total Long-Term Investments (cost $146,896,350)	$172,976,218

The accompanying notes are an integral part of these financial statements.

71

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.8%
	Other Investment Pools & Funds - 0.8%
1,400,816	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$1,400,816

	Total Short-Term Investments (cost $1,400,816)	$1,400,816

Total Investments (cost $148,297,166)^	100.2%	$174,377,034
Other Assets and Liabilities	(0.2)%	(355,407)

Total Net Assets	100.0%	$174,021,627

The accompanying notes are an integral part of these financial statements.

72

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$33,627,900
Unrealized Depreciation	(7,548,032)

Net Unrealized Appreciation	$26,079,868

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

73

Hartford Small Cap Core Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,396,200	$2,396,200	$—	$—
Banks	16,906,954	16,906,954	—	—
Capital Goods	13,141,306	13,141,306	—	—
Commercial & Professional Services	7,085,075	7,085,075	—	—
Consumer Durables & Apparel	2,856,584	2,856,584	—	—
Consumer Services	9,112,787	9,112,787	—	—
Diversified Financials	10,604,735	10,604,735	—	—
Energy	6,111,395	6,111,395	—	—
Food & Staples Retailing	1,248,713	1,248,713	—	—
Food, Beverage & Tobacco	4,460,897	4,460,897	—	—
Health Care Equipment & Services	10,480,990	10,480,990	—	—
Household & Personal Products	1,623,155	1,623,155	—	—
Insurance	5,474,242	5,474,242	—	—
Materials	9,907,155	9,907,155	—	—
Media	941,803	941,803	—	—
Pharmaceuticals, Biotechnology & Life Sciences	15,417,679	15,417,679	—	—
Real Estate	14,571,734	14,571,734	—	—
Retailing	7,732,571	7,732,571	—	—
Semiconductors & Semiconductor Equipment	8,873,814	8,873,814	—	—
Software & Services	7,259,531	7,259,531	—	—
Technology Hardware & Equipment	9,989,770	9,989,770	—	—
Telecommunication Services	1,477,430	1,477,430	—	—
Transportation	2,906,417	2,906,417	—	—
Utilities	2,395,281	2,395,281	—	—
Short-Term Investments	1,400,816	1,400,816	—	—

Total	$174,377,034	$174,377,034	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

74

The Hartford Small Cap Growth Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Automobiles & Components - 1.8%
36,088	American Axle & Manufacturing Holdings, Inc.*	$634,788
6,958	Cooper Tire & Rubber Co.	266,492
8,454	Cooper-Standard Holding, Inc.*	955,894
5,706	LCI Industries	577,162
165,076	Tenneco, Inc.	10,404,740
47,414	Visteon Corp.*	4,881,271

		17,720,347

	Banks - 4.0%
12,827	BofI Holding, Inc.*	306,437
33,383	Essent Group Ltd.*	1,235,505
79,242	FCB Financial Holdings, Inc. Class A*	3,744,185
91,774	First Hawaiian, Inc.	2,732,112
171,725	First Merchants Corp.	7,105,980
97,352	Great Western Bancorp, Inc.	4,010,902
72,988	IBERIABANK Corp.	5,791,598
372,658	MGIC Investment Corp.*	3,927,815
94,010	Sandy Spring Bancorp, Inc.	4,065,933
240,742	Sterling Bancorp	5,597,251

		38,517,718

	Capital Goods - 10.5%
163,651	AAON, Inc.	5,997,809
12,478	Aegion Corp.*	284,748
159,138	Altra Industrial Motion Corp.	7,025,943
76,441	American Woodmark Corp.*	7,024,928
11,348	Argan, Inc.	758,614
104,060	Armstrong World Industries, Inc.*	4,864,805
99,918	Astronics Corp.*	3,248,334
11,963	Axon Enterprise, Inc.*	294,050
99,742	AZZ, Inc.	5,889,765
8,800	Caesarstone Ltd.*	349,360
49,625	Continental Building Products, Inc.*	1,208,369
7,434	Encore Wire Corp.	328,583
9,243	EnerSys	768,186
55,766	Esterline Technologies Corp.*	5,099,801
169,651	Generac Holdings, Inc.*	5,966,626
20,906	Gibraltar Industries, Inc.*	820,560
25,974	Global Brass & Copper Holdings, Inc.	925,973
12,100	Greenbrier Cos., Inc.	525,745
82,041	Heico Corp. Class A	5,029,129
13,136	Hyster-Yale Materials Handling, Inc.	789,605
18,065	Insteel Industries, Inc.	628,843
103,990	ITT, Inc.	4,381,099
44,800	JELD-WEN Holding, Inc.*	1,479,744
13,348	Lennox International, Inc.	2,207,626
5,443	Lydall, Inc.*	285,213
38,229	MasTec, Inc.*	1,687,810
106,966	Meritor, Inc.*	1,905,064
142,579	Milacron Holdings Corp.*	2,683,337
51,275	MRC Global, Inc.*	934,743
35,185	Navistar International Corp.*	946,828
186,476	Rexnord Corp.*	4,550,014
99,886	SiteOne Landscape Supply, Inc.*	4,775,550
56,040	Teledyne Technologies, Inc.*	7,555,873
55,593	Toro Co.	3,609,097
35,711	Trex Co., Inc.*	2,613,688
11,669	Univar, Inc.*	348,320
11,296	Universal Forest Products, Inc.	1,076,396
35,746	Wabash National Corp.	814,294
146,013	Welbilt, Inc.*	2,993,266

		102,677,738

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Commercial & Professional Services - 4.6%
78,045	Brink’s Co.	$4,791,963
100,428	Deluxe Corp.	7,221,777
103,463	Exponent, Inc.	6,326,762
65,346	GP Strategies Corp.*	1,770,877
29,730	Herman Miller, Inc.	984,063
6,768	HNI Corp.	316,472
92,053	Huron Consulting Group, Inc.*	4,096,359
9,203	Insperity, Inc.	840,694
147,859	On Assignment, Inc.*	7,654,660
31,731	Quad/Graphics, Inc.	833,256
71,975	RPX Corp.*	924,159
21,970	Steelcase, Inc. Class A	374,589
47,664	TriNet Group, Inc.*	1,401,322
104,383	WageWorks, Inc.*	7,703,465

		45,240,418

	Consumer Durables & Apparel - 4.0%
67,307	Carter’s, Inc.	6,194,936
2,921	Helen of Troy Ltd.*	274,574
13,630	iRobot Corp.*	1,086,856
231,972	Kate Spade & Co.*	4,036,313
23,858	La-Z-Boy, Inc.	665,638
68,405	Oxford Industries, Inc.	3,966,122
197,080	Steven Madden Ltd.*	7,498,894
9,234	Sturm Ruger & Co., Inc.	558,196
170,622	TopBuild Corp.*	8,734,140
238,633	Wolverine World Wide, Inc.	5,753,442

		38,769,111

	Consumer Services - 5.1%
23,700	American Public Education, Inc.*	523,770
6,236	BJ’s Restaurants, Inc.*	281,244
331,269	Bloomin’ Brands, Inc.	7,185,225
5,880	Buffalo Wild Wings, Inc.*	926,394
21,391	Capella Education Co.	2,038,562
22,652	Cheesecake Factory, Inc.	1,453,352
7,363	Dave & Buster’s Entertainment, Inc.*	471,306
15,532	DeVry Education Group, Inc.	587,886
12,054	Domino’s Pizza, Inc.	2,186,475
119,332	Dunkin’ Brands Group, Inc.	6,665,885
15,815	Grand Canyon Education, Inc.*	1,188,655
350,509	La Quinta Holdings, Inc.*	4,945,682
73,654	Marriott Vacations Worldwide Corp.	8,115,198
51,984	Papa John’s International, Inc.	4,109,855
61,112	Scientific Games Corp. Class A*	1,451,410
23,364	Sotheby’s*	1,106,519
8,003	Strayer Education, Inc.	693,940
6,079	Texas Roadhouse, Inc.	284,984
189,051	Wingstop, Inc.	5,563,771

		49,780,113

	Diversified Financials - 1.7%
27,700	BGC Partners, Inc. Class A	315,226
119,829	Evercore Partners, Inc. Class A	8,837,389
119,987	Financial Engines, Inc.	5,099,448
10,890	Green Dot Corp. Class A*	373,418
68,954	OneMain Holdings, Inc.*	1,608,007

		16,233,488

	Energy - 1.8%
10,166	Carrizo Oil & Gas, Inc.*	255,675
17,742	CVR Energy, Inc.	388,372

The accompanying notes are an integral part of these financial statements.

75

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Energy - 1.8% - (continued)
61,750	PDC Energy, Inc.*	$3,410,453
62,277	Pioneer Energy Services Corp.*	189,945
214,900	ProPetro Holding Corp.*	2,911,895
83,800	Resolute Energy Corp.*	3,138,310
15,558	REX American Resources Corp.*	1,473,031
76,563	RSP Permian, Inc.*	2,913,222
93,000	Sanchez Energy Corp.*	719,820
216,900	WildHorse Resource Development Corp.*	2,366,379

		17,767,102

	Food & Staples Retailing - 1.3%
52,013	Casey’s General Stores, Inc.	5,829,097
6,470	Ingles Markets, Inc. Class A	302,149
72,810	PriceSmart, Inc.	6,330,829

		12,462,075

	Food, Beverage & Tobacco - 2.0%
16,136	Fresh Del Monte Produce, Inc.	989,137
324,088	Hostess Brands, Inc.*	5,554,868
15,191	National Beverage Corp.	1,345,771
53,528	Pilgrim’s Pride Corp.	1,389,587
39,863	Post Holdings, Inc.*	3,356,066
8,073	Sanderson Farms, Inc.	934,692
63,692	TreeHouse Foods, Inc.*	5,579,419

		19,149,540

	Health Care Equipment & Services - 8.8%
133,899	Acadia Healthcare Co., Inc.*	5,835,318
120,773	Anika Therapeutics, Inc.*	5,571,258
11,731	Atrion Corp.	6,066,100
160,692	Cardiovascular Systems, Inc.*	4,799,870
3,255	Chemed Corp.	655,492
16,133	Glaukos Corp.*	766,801
231,722	Globus Medical, Inc. Class A*	7,028,128
30,012	HealthEquity, Inc.*	1,366,146
63,370	HMS Holdings Corp.*	1,297,184
45,011	ICU Medical, Inc.*	6,922,692
6,400	Inogen, Inc.*	530,496
113,297	Integra LifeSciences Holdings Corp.*	5,208,263
6,234	Magellan Health, Inc.*	428,899
31,559	Masimo Corp.*	3,242,372
11,170	Medidata Solutions, Inc.*	730,853
225,561	Natus Medical, Inc.*	7,894,635
61,128	NuVasive, Inc.*	4,432,391
152,149	Omnicell, Inc.*	6,298,969
33,388	OraSure Technologies, Inc.*	437,717
121,130	Orthofix International N.V.*	4,790,692
48,600	Triple-S Management Corp. Class B*	879,660
57,540	U.S. Physical Therapy, Inc.	3,774,624
42,665	WellCare Health Plans, Inc.*	6,545,238

		85,503,798

	Household & Personal Products - 0.2%
15,413	Medifast, Inc.	713,930
15,360	Usana Health Sciences, Inc.*	873,216

		1,587,146

	Insurance - 1.4%
59,533	Ambac Financial Group, Inc.*	1,156,726
65,490	AMERISAFE, Inc.	3,768,950
47,625	Greenlight Capital Re Ltd. Class A*	1,026,319
115,229	James River Group Holdings Ltd.	5,019,375

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Insurance - 1.4% - (continued)
91,927	Maiden Holdings Ltd.	$1,135,298
24,935	MBIA, Inc.*	209,454
3,760	Primerica, Inc.	315,088
38,171	Universal Insurance Holdings, Inc.	994,355

		13,625,565

	Materials - 4.3%
149,387	Boise Cascade Co.*	4,556,303
59,899	Chemours Co.	2,413,331
20,066	Clearwater Paper Corp.*	975,208
65,300	Cliffs Natural Resources, Inc.*	438,816
461,127	Graphic Packaging Holding Co.	6,262,105
6,215	Ingevity Corp.*	392,974
4,042	Innospec, Inc.	266,772
18,643	KapStone Paper & Packaging Corp.	393,181
23,600	Koppers Holdings, Inc.*	1,001,820
225,531	Louisiana-Pacific Corp.*	5,805,168
421,637	OMNOVA Solutions, Inc.*	4,005,551
199,004	PolyOne Corp.	7,802,947
28,800	Rayonier Advanced Materials, Inc.	381,600
17,873	Stepan Co.	1,515,630
148,586	Summit Materials, Inc. Class A*	3,812,717
22,806	Trinseo S.A.	1,514,318
16,993	Worthington Industries, Inc.	739,196

		42,277,637

	Media - 0.1%
13,162	MSG Networks, Inc. Class A*	328,392
26,460	New Media Investment Group, Inc.	348,214

		676,606

	Pharmaceuticals, Biotechnology & Life Sciences - 11.9%
115,956	Aerie Pharmaceuticals, Inc.*	5,107,862
39,193	Agios Pharmaceuticals, Inc.*	1,948,284
48,476	Aimmune Therapeutics, Inc.*	942,373
162,084	Alder Biopharmaceuticals, Inc.*	3,249,784
76,636	AMAG Pharmaceuticals, Inc.*	1,869,918
415,270	Amicus Therapeutics, Inc.*	3,189,274
275,049	Aratana Therapeutics, Inc.*	1,705,304
146,037	Array BioPharma, Inc.*	1,266,141
40,260	BioCryst Pharmaceuticals, Inc.*	255,248
27,192	BioSpecifics Technologies Corp.*	1,542,602
52,950	Bluebird Bio, Inc.*	4,709,903
99,899	Blueprint Medicines Corp.*	4,653,295
106,168	Calithera Biosciences, Inc.*	1,151,923
15,027	Cambrex Corp.*	891,852
204,865	Catalent, Inc.*	5,998,447
131,775	Coherus Biosciences, Inc.*	2,530,080
54,320	Cytokinetics, Inc.*	890,848
21,516	Depomed, Inc.*	257,977
6,539	Eagle Pharmaceuticals, Inc.*	592,368
9,539	Emergent Biosolutions, Inc.*	285,311
117,528	Exelixis, Inc.*	2,632,627
23,868	FibroGen, Inc.*	668,304
97,664	Five Prime Therapeutics, Inc.*	3,404,567
133,281	Flexion Therapeutics, Inc.*	2,720,265
123,760	GlycoMimetics, Inc.*	532,168
110,077	INC Research Holdings, Inc. Class A*	4,953,465
115,281	Innoviva, Inc.*	1,358,587
196,789	Intersect ENT, Inc.*	3,738,991
90,471	Ionis Pharmaceuticals, Inc.*	4,359,798
147,290	Ironwood Pharmaceuticals, Inc.*	2,403,773

The accompanying notes are an integral part of these financial statements.

76

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.9% - (continued)
27,600	Jounce Therapeutics, Inc.*	$781,632
71,460	Lexicon Pharmaceuticals, Inc.*	1,115,491
69,126	Loxo Oncology, Inc.*	3,183,944
46,671	Luminex Corp.	878,815
125,768	Medicines Co.*	6,202,878
19,924	Myriad Genetics, Inc.*	366,402
83,184	Neurocrine Biosciences, Inc.*	4,442,026
192,569	Otonomy, Inc.*	2,570,796
7,185	Pacira Pharmaceuticals, Inc.*	348,832
10,988	PAREXEL International Corp.*	701,364
525,265	PDL BioPharma, Inc.	1,181,846
122,584	Portola Pharmaceuticals, Inc.*	4,902,134
33,489	PRA Health Sciences, Inc.*	2,141,956
39,480	Prestige Brands Holdings, Inc.*	2,266,547
145,301	Progenics Pharmaceuticals, Inc.*	1,150,784
61,600	Seres Therapeutics, Inc.*	605,528
34,434	Sucampo Pharmaceuticals, Inc. Class A*	349,505
63,895	Supernus Pharmaceuticals, Inc.*	2,082,977
34,512	TESARO, Inc.*	5,093,626
20,844	Trevena, Inc.*	68,160
72,737	Ultragenyx Pharmaceutical, Inc.*	4,683,535
47,883	Vanda Pharmaceuticals, Inc.*	730,216

		115,660,333

	Real Estate - 3.4%
80,560	CareTrust, Inc. REIT	1,371,131
102,962	Coresite Realty Corp. REIT	10,074,832
11,543	Geo Group, Inc. REIT	384,596
12,333	Gramercy Property Trust REIT	342,734
181,953	HFF, Inc. Class A REIT	5,713,324
169,011	LaSalle Hotel Properties REIT	4,826,954
18,231	Pennsylvania REIT	252,500
15,880	Physicians Realty Trust REIT	311,883
7,841	Potlatch Corp. REIT	353,237
70,317	RLJ Lodging Trust REIT	1,511,112
14,100	Sabra Healthcare, Inc. REIT	383,379
14,503	STAG Industrial, Inc. REIT	382,299
329,871	Sunstone Hotel Investors, Inc. REIT	4,911,779
9,407	Urban Edge Properties REIT	239,879
208,152	Washington Prime Group, Inc. REIT	1,831,738

		32,891,377

	Retailing - 4.3%
14,009	Big Lots, Inc.	707,314
20,884	Buckle, Inc.	390,531
49,936	Burlington Stores, Inc.*	4,939,669
7,741	Cato Corp. Class A	174,637
63,023	Chico’s FAS, Inc.	870,978
15,800	Children’s Place, Inc.	1,813,840
146,082	Core-Mark Holding Co., Inc.	5,115,792
19,017	Finish Line, Inc. Class A	300,659
125,856	Five Below, Inc.*	6,182,047
55,346	Francescas Holding Corp.*	873,360
5,343	Group 1 Automotive, Inc.	368,400
170,855	Michaels Cos., Inc.*	3,991,173
100,344	Monro Muffler Brake, Inc.	5,202,836
20,535	Nutrisystem, Inc.	1,097,596
23,518	Overstock.com, Inc.*	408,037
16,993	PetMed Express, Inc.	392,538
57,421	Pier 1 Imports, Inc.	387,017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Retailing - 4.3% - (continued)
47,800	Select Comfort Corp.*	$1,477,020
17,753	Shutterfly, Inc.*	921,381
31,121	Tailored Brands, Inc.	383,722
20,475	Tile Shop Holdings, Inc.	437,141
129,527	Wayfair, Inc. Class A*	5,920,679

		42,356,367

	Semiconductors & Semiconductor Equipment - 4.7%
40,926	Advanced Energy Industries, Inc.*	3,020,339
54,090	Advanced Micro Devices, Inc.*	719,397
21,357	Ambarella, Inc.*	1,200,690
152,839	Amkor Technology, Inc.*	1,800,443
88,911	Cirrus Logic, Inc.*	5,721,423
21,281	Entegris, Inc.*	527,769
261,095	Integrated Device Technology, Inc.*	6,263,669
101,364	Kulicke & Soffa Industries, Inc.*	2,262,444
122,734	MACOM Technology Solutions Holdings, Inc.*	5,999,238
269,837	MaxLinear, Inc. Class A*	7,509,564
129,075	MKS Instruments, Inc.	10,100,119
12,919	Semtech Corp.*	441,184
4,934	Synaptics, Inc.*	270,235

		45,836,514

	Software & Services - 15.2%
84,789	Aspen Technology, Inc.*	5,213,676
55,618	Barracuda Networks, Inc.*	1,130,714
83,528	Blackbaud, Inc.	6,716,486
196,971	Blackhawk Network Holdings, Inc.*	7,967,477
90,268	BroadSoft, Inc.*	3,466,291
41,006	CACI International, Inc. Class A*	4,838,708
219,532	Cardtronics plc Class A*	9,128,141
52,943	Cass Information Systems, Inc.	3,519,121
21,755	CommVault Systems, Inc.*	1,097,540
55,885	Convergys Corp.	1,257,971
29,315	CSG Systems International, Inc.	1,099,606
75,560	EPAM Systems, Inc.*	5,818,120
69,367	Exlservice Holdings, Inc.*	3,309,500
53,750	Fair Isaac Corp.	7,282,050
244,052	Five9, Inc.*	4,452,729
163,765	GrubHub, Inc.*	7,038,620
93,925	Guidewire Software, Inc.*	5,775,448
91,994	HubSpot, Inc.*	6,168,198
97,513	j2 Global, Inc.	8,799,573
82,395	LogMeIn, Inc.	9,310,635
17,559	Manhattan Associates, Inc.*	819,830
79,319	MAXIMUS, Inc.	4,837,666
7,390	New Relic, Inc. PIPE*	295,452
11,765	NIC, Inc.	251,183
11,406	Paycom Software, Inc.*	687,211
124,917	Pegasystems, Inc.	5,689,969
13,258	Progress Software Corp.	394,028
59,608	PTC, Inc.*	3,221,812
65,795	Q2 Holdings, Inc.*	2,510,079
34,091	Science Applications International Corp.	2,488,302
16,006	Shutterstock, Inc.*	691,939
6,811	Stamps.com, Inc.*	722,988
57,955	Sykes Enterprises, Inc.*	1,727,639
108,919	Take-Two Interactive Software, Inc.*	6,845,559
21,538	Tyler Technologies, Inc.*	3,523,401
50,378	WEX, Inc.*	5,111,352

The accompanying notes are an integral part of these financial statements.

77

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9% - (continued)
	Software & Services - 15.2% - (continued)
9,977	Wix.com Ltd.*	$822,604
139,166	Zendesk, Inc.*	4,001,022

		148,032,640

	Technology Hardware & Equipment - 4.2%
58,356	Acacia Communications, Inc.*	2,675,039
5,464	Belden, Inc.	380,841
199,672	Ciena Corp.*	4,574,485
89,130	ePlus, Inc.*	6,350,512
13,585	InterDigital, Inc.	1,221,291
103,516	Itron, Inc.*	6,713,013
21,637	Lumentum Holdings, Inc.*	924,982
21,724	NETGEAR, Inc.*	1,024,287
91,797	NetScout Systems, Inc.*	3,456,157
5,140	Plantronics, Inc.	280,644
71,476	Rogers Corp.*	7,357,739
46,155	Sanmina Corp.*	1,719,274
42,651	Ubiquiti Networks, Inc.*	2,197,380
114,691	Vishay Intertechnology, Inc.	1,875,198

		40,750,842

	Telecommunication Services - 0.6%
39,027	IDT Corp. Class B	592,820
306,631	ORBCOMM, Inc.*	2,955,923
404,954	Vonage Holdings Corp.*	2,717,241

		6,265,984

	Transportation - 1.9%
3,679	Allegiant Travel Co.	534,927
161,806	Celadon Group, Inc.	639,134
65,448	Genesee & Wyoming, Inc. Class A*	4,434,756
43,000	Hawaiian Holdings, Inc.*	2,334,900
228,645	Knight Transportation, Inc.	7,842,523
128,577	Marten Transport Ltd.	3,188,710

		18,974,950

	Utilities - 0.1%
6,000	Southwest Gas Holdings, Inc.	502,560

	Total Common Stocks (cost $783,917,956)	$953,259,969

EXCHANGE TRADED FUNDS - 0.8%
	Other Investment Pools & Funds - 0.8%
48,034	iShares Russell 2000 Growth ETF	$7,911,680

	Total Exchange Traded Funds (cost $7,569,529)	$7,911,680

WARRANTS - 0.0%
	Diversified Financials - 0.0%
1,613	Emergent Capital, Inc. Expires 4/11/19*	$—

	Total Warrants (cost $—)	$—

	Total Long-Term Investments (cost $791,487,485)	$961,171,649

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.3%
	Other Investment Pools & Funds - 1.3%
1,356,149	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$1,356,149
11,943,351	Morgan Stanley Institutional Liquidity Funds, Institutional Class	11,943,351

		13,299,500

	Total Short-Term Investments (cost $13,299,500)	$13,299,500

Total Investments (cost $804,786,985)^	100.0%	$974,471,149
Other Assets and Liabilities	0.0%	(424,531)

Total Net Assets	100.0%	$974,046,618

The accompanying notes are an integral part of these financial statements.

78

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$210,665,725
Unrealized Depreciation	(40,981,561)

Net Unrealized Appreciation	$169,684,164

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

79

The Hartford Small Cap Growth Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$17,720,347	$17,720,347	$—	$—
Banks	38,517,718	38,517,718	—	—
Capital Goods	102,677,738	102,677,738	—	—
Commercial & Professional Services	45,240,418	45,240,418	—	—
Consumer Durables & Apparel	38,769,111	38,769,111	—	—
Consumer Services	49,780,113	49,780,113	—	—
Diversified Financials	16,233,488	16,233,488	—	—
Energy	17,767,102	17,767,102	—	—
Food & Staples Retailing	12,462,075	12,462,075	—	—
Food, Beverage & Tobacco	19,149,540	19,149,540	—	—
Health Care Equipment & Services	85,503,798	85,503,798	—	—
Household & Personal Products	1,587,146	1,587,146	—	—
Insurance	13,625,565	13,625,565	—	—
Materials	42,277,637	42,277,637	—	—
Media	676,606	676,606	—	—
Pharmaceuticals, Biotechnology & Life Sciences	115,660,333	115,660,333	—	—
Real Estate	32,891,377	32,891,377	—	—
Retailing	42,356,367	42,356,367	—	—
Semiconductors & Semiconductor Equipment	45,836,514	45,836,514	—	—
Software & Services	148,032,640	148,032,640	—	—
Technology Hardware & Equipment	40,750,842	40,750,842	—	—
Telecommunication Services	6,265,984	6,265,984	—	—
Transportation	18,974,950	18,974,950	—	—
Utilities	502,560	502,560	—	—
Exchange Traded Funds	7,911,680	7,911,680	—	—
Warrants	—	—	—	—
Short-Term Investments	13,299,500	13,299,500	—	—

Total	$974,471,149	$974,471,149	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

80

The Hartford Small Company Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7%
	Automobiles & Components - 0.4%
55,849	Fox Factory Holding Corp.*	$1,678,262
3,999	Tenneco, Inc.	252,057
1,325	Visteon Corp.*	136,409

		2,066,728

	Banks - 4.9%
2,322	FCB Financial Holdings, Inc. Class A*	109,715
2,709	First Hawaiian, Inc.	80,647
4,820	First Merchants Corp.	199,452
223,481	FNB Corp.	3,182,370
2,806	Great Western Bancorp, Inc.	115,607
2,032	IBERIABANK Corp.	161,239
154,837	MB Financial, Inc.	6,582,121
11,074	MGIC Investment Corp.*	116,720
2,833	Sandy Spring Bancorp, Inc.	122,527
315,713	Sterling Bancorp	7,340,327
103,558	Western Alliance Bancorp*	4,960,428

		22,971,153

	Capital Goods - 11.4%
4,597	AAON, Inc.	168,480
276,596	Advanced Drainage Systems, Inc.	6,375,538
195,048	Altra Industrial Motion Corp.	8,611,369
1,869	American Woodmark Corp.*	171,761
77,481	Applied Industrial Technologies, Inc.	4,958,784
2,927	Armstrong World Industries, Inc.*	136,837
2,807	Astronics Corp.*	91,256
2,771	AZZ, Inc.	163,628
1,562	Esterline Technologies Corp.*	142,845
4,267	Generac Holdings, Inc.*	150,070
2,333	Heico Corp. Class A	142,982
2,920	ITT, Inc.	123,020
1,300	JELD-WEN Holding, Inc.*	42,939
375	Lennox International, Inc.	62,021
104,841	Masonite International Corp.*	8,722,771
55,875	Middleby Corp.*	7,606,264
221,461	Milacron Holdings Corp.*	4,167,896
53,077	Regal-Beloit Corp.	4,185,122
139,985	Rexnord Corp.*	3,415,634
2,773	SiteOne Landscape Supply, Inc.*	132,577
1,633	Teledyne Technologies, Inc.*	220,177
1,629	Toro Co.	105,755
4,156	Welbilt, Inc.*	85,198
57,955	WESCO International, Inc.*	3,532,357

		53,515,281

	Commercial & Professional Services - 1.7%
1,398	Brink’s Co.	85,837
68,576	Clean Harbors, Inc.*	3,984,951
2,522	Deluxe Corp.	181,357
2,938	Exponent, Inc.	179,659
2,008	GP Strategies Corp.*	54,417
2,422	Huron Consulting Group, Inc.*	107,779
4,232	On Assignment, Inc.*	219,091
41,773	WageWorks, Inc.*	3,082,847

		7,895,938

	Consumer Durables & Apparel - 3.6%
1,949	Carter’s, Inc.	179,386
52,873	iRobot Corp.*	4,216,093
106,315	Kate Spade & Co.*	1,849,881
50,093	Oxford Industries, Inc.	2,904,392

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7% - (continued)
	Consumer Durables & Apparel - 3.6% - (continued)
86,798	Steven Madden Ltd.*	$3,302,664
4,884	TopBuild Corp.*	250,012
181,809	Wolverine World Wide, Inc.	4,383,415

		17,085,843

	Consumer Services - 6.3%
9,008	Bloomin’ Brands, Inc.	195,384
136,058	ClubCorp Holdings, Inc.	1,829,980
3,489	Dunkin’ Brands Group, Inc.	194,896
98,120	Hyatt Hotels Corp. Class A*	5,445,660
10,096	La Quinta Holdings, Inc.*	142,455
71,608	Marriott Vacations Worldwide Corp.	7,889,769
1,406	Papa John’s International, Inc.	111,158
383,648	Planet Fitness, Inc. Class A	7,979,878
195,300	Wingstop, Inc.	5,747,679

		29,536,859

	Diversified Financials - 0.1%
3,219	Evercore Partners, Inc. Class A	237,401
3,339	Financial Engines, Inc.	141,907
1,930	OneMain Holdings, Inc.*	45,008
10,017	WisdomTree Investments, Inc.	83,642

		507,958

	Energy - 1.7%
182,472	Centennial Resource Development, Inc. Class A*	3,008,963
1,768	PDC Energy, Inc.*	97,647
6,100	ProPetro Holding Corp.*	82,655
2,622	Resolute Energy Corp.*	98,194
2,246	RSP Permian, Inc.*	85,460
6,179	WildHorse Resource Development Corp.*	67,413
382,781	WPX Energy, Inc.*	4,566,577

		8,006,909

	Food & Staples Retailing - 0.1%
1,481	Casey’s General Stores, Inc.	165,976
2,084	PriceSmart, Inc.	181,204

		347,180

	Food, Beverage & Tobacco - 0.1%
9,455	Hostess Brands, Inc.*	162,058
1,183	Post Holdings, Inc.*	99,597
1,818	TreeHouse Foods, Inc.*	159,257

		420,912

	Health Care Equipment & Services - 9.2%
20,743	ABIOMED, Inc.*	2,703,228
127,052	Acadia Healthcare Co., Inc.*	5,536,926
71,578	Align Technology, Inc.*	9,635,830
3,084	Anika Therapeutics, Inc.*	142,265
334	Atrion Corp.	172,711
4,562	Cardiovascular Systems, Inc.*	136,267
6,245	Globus Medical, Inc. Class A*	189,411
1,300	ICU Medical, Inc.*	199,940
225,989	Insulet Corp.*	9,810,183
3,187	Integra LifeSciences Holdings Corp.*	146,506
5,766	Natus Medical, Inc.*	201,810
74,370	Nevro Corp.*	7,007,141
1,751	NuVasive, Inc.*	126,965
4,371	Omnicell, Inc.*	180,959
3,460	Orthofix International N.V.*	136,843
1,666	U.S. Physical Therapy, Inc.	109,290

The accompanying notes are an integral part of these financial statements.

81

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7% - (continued)
	Health Care Equipment & Services - 9.2% - (continued)
126,832	Veeva Systems, Inc. Class A*	$6,800,732
921	WellCare Health Plans, Inc.*	141,291

		43,378,298

	Insurance - 0.1%
1,840	AMERISAFE, Inc.	105,892
3,241	James River Group Holdings Ltd.	141,178

		247,070

	Materials - 4.0%
4,210	Boise Cascade Co.*	128,405
12,952	Graphic Packaging Holding Co.	175,888
81,302	Ingevity Corp.*	5,140,726
162,182	KapStone Paper & Packaging Corp.	3,420,418
4,954	Louisiana-Pacific Corp.*	127,516
12,001	OMNOVA Solutions, Inc.*	114,010
669,495	Platform Specialty Products Corp.*	9,486,744
5,696	PolyOne Corp.	223,340
4,173	Summit Materials, Inc. Class A*	107,079

		18,924,126

	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
111,401	Aerie Pharmaceuticals, Inc.*	4,907,214
1,177	Agios Pharmaceuticals, Inc.*	58,509
8,400	Aimmune Therapeutics, Inc.*	163,296
110,251	Alder Biopharmaceuticals, Inc.*	2,210,532
11,770	Amicus Therapeutics, Inc.*	90,394
8,258	Aratana Therapeutics, Inc.*	51,200
43,244	Bluebird Bio, Inc.*	3,846,554
52,758	Blueprint Medicines Corp.*	2,457,468
3,800	Calithera Biosciences, Inc.*	41,230
5,882	Catalent, Inc.*	172,225
3,765	Coherus Biosciences, Inc.*	72,288
78,249	Five Prime Therapeutics, Inc.*	2,727,760
3,692	Flexion Therapeutics, Inc.*	75,354
51,743	Galapagos N.V. ADR*	4,494,397
120,176	Global Blood Therapeutics, Inc.*	3,479,095
4,030	GlycoMimetics, Inc.*	17,329
3,009	INC Research Holdings, Inc. Class A*	135,405
5,843	Intersect ENT, Inc.*	111,017
74,562	Ionis Pharmaceuticals, Inc.*	3,593,143
172,740	Ironwood Pharmaceuticals, Inc.*	2,819,117
500	Jounce Therapeutics, Inc.*	14,160
1,989	Loxo Oncology, Inc.*	91,613
3,582	Medicines Co.*	176,664
2,331	Neurocrine Biosciences, Inc.*	124,475
138,272	Otonomy, Inc.*	1,845,931
3,509	Portola Pharmaceuticals, Inc.*	140,325
33,413	TESARO, Inc.*	4,931,425
61	Trevena, Inc.*	199
49,068	Ultragenyx Pharmaceutical, Inc.*	3,159,488

		42,007,807

	Real Estate - 4.2%
79,901	Coresite Realty Corp. REIT	7,818,313
5,182	HFF, Inc. Class A REIT	162,715
334,661	Kennedy-Wilson Holdings, Inc. REIT	6,827,084
167,877	LaSalle Hotel Properties REIT	4,794,567
9,280	Sunstone Hotel Investors, Inc. REIT	138,179

		19,740,858

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7% - (continued)
	Retailing - 1.5%
3,136,600	Allstar Co.*(1)(2)(3)	$627,320
1,155	Burlington Stores, Inc.*	114,253
4,160	Core-Mark Holding Co., Inc.	145,683
3,627	Five Below, Inc.*	178,158
5,062	Michaels Cos., Inc.*	118,248
60,494	Monro Muffler Brake, Inc.	3,136,614
65,552	Tory Burch LLC*(1)(2)(3)	2,649,611
3,723	Wayfair, Inc. Class A*	170,178

		7,140,065

	Semiconductors & Semiconductor Equipment - 7.2%
211,928	Advanced Micro Devices, Inc.*	2,818,642
96,283	Cavium, Inc.*	6,629,085
2,157	Cirrus Logic, Inc.*	138,803
113,443	Impinj, Inc.*	4,251,844
7,335	Integrated Device Technology, Inc.*	175,967
119,584	MACOM Technology Solutions Holdings, Inc.*	5,845,266
165,197	MaxLinear, Inc. Class A*	4,597,432
3,475	MKS Instruments, Inc.	271,919
415,843	Tower Semiconductor Ltd.*	8,948,941

		33,677,899

	Software & Services - 16.0%
109,130	2U, Inc.*	4,954,502
2,431	Aspen Technology, Inc.*	149,482
2,379	Blackbaud, Inc.	191,295
83,583	Blackhawk Network Holdings, Inc.*	3,380,932
47,618	BroadSoft, Inc.*	1,828,531
1,154	CACI International, Inc. Class A*	136,172
5,064	Cardtronics plc Class A*	210,561
1,532	Cass Information Systems, Inc.	101,832
32,108	CoStar Group, Inc.*	7,734,496
41,900	Coupa Software, Inc.*	1,162,725
2,137	EPAM Systems, Inc.*	164,549
1,947	Exlservice Holdings, Inc.*	92,891
61,954	Fair Isaac Corp.	8,393,528
7,004	Five9, Inc.*	127,788
4,609	GrubHub, Inc.*	198,095
2,771	Guidewire Software, Inc.*	170,389
122,833	HubSpot, Inc.*	8,235,953
2,377	j2 Global, Inc.	214,501
1,982	LogMeIn, Inc.	223,966
1,936	MAXIMUS, Inc.	118,077
188,582	Mimecast Ltd.*	4,558,027
3,557	Pegasystems, Inc.	162,021
38,927	Proofpoint, Inc.*	2,933,928
1,678	PTC, Inc.*	90,696
1,842	Q2 Holdings, Inc.*	70,272
22,393	Stamps.com, Inc.*	2,377,017
2,870	Take-Two Interactive Software, Inc.*	180,380
667,714	Telogis, Inc.*(1)(2)(3)	2,123,331
63,932	Trade Desk, Inc. Class A*	2,387,860
627	Tyler Technologies, Inc.*	102,571
30,066	Ultimate Software Group, Inc.*	6,093,476
98,033	Veracode, Inc.*(1)(2)(3)	398,994
46,594	WEX, Inc.*	4,727,427
72,585	Wix.com Ltd.*	5,984,633
3,994	Zendesk, Inc.*	114,828
132,053	Zillow Group, Inc. Class C*	5,150,067

		75,245,793

The accompanying notes are an integral part of these financial statements.

82

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 90.7% - (continued)
	Technology Hardware & Equipment - 4.8%
1,675	Acacia Communications, Inc.*	$76,782
52,941	Arista Networks, Inc.*	7,392,681
5,594	Ciena Corp.*	128,159
15,987	Coherent, Inc.*	3,446,797
2,538	ePlus, Inc.*	180,833
99,119	II-VI, Inc.*	3,285,795
2,708	Itron, Inc.*	175,614
2,721	NetScout Systems, Inc.*	102,446
331,840	Oclaro, Inc.*	2,658,038
1,893	Rogers Corp.*	194,865
51,727	Zebra Technologies Corp. Class A*	4,876,304

		22,518,314

	Telecommunication Services - 0.0%
8,627	ORBCOMM, Inc.*	83,164
11,394	Vonage Holdings Corp.*	76,454

		159,618

	Transportation - 4.5%
4,695	Celadon Group, Inc.	18,545
1,941	Genesee & Wyoming, Inc. Class A*	131,522
288,646	Knight Transportation, Inc.	9,900,558
3,618	Marten Transport Ltd.	89,727
83,717	Spirit Airlines, Inc.*	4,794,473
254,442	Swift Transportation Co.*	6,254,184

		21,189,009

	Total Common Stocks (cost $358,773,465)	$426,583,618

EXCHANGE TRADED FUNDS - 4.6%
	Other Investment Pools & Funds - 4.6%
131,871	iShares Russell 2000 Growth ETF	$21,720,472

	Total Exchange Traded Funds (cost $21,174,047)	$21,720,472

PREFERRED STOCKS - 3.1%
	Consumer Services - 0.2%
177,795	DraftKings, Inc. Series D*(1)(2)(3)	$480,046
160,456	DraftKings, Inc. Series D-1*(1)(2)(3)	521,482

		1,001,528

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,973	Sancilio & Co., Inc.*(1)(2)(3)	533,665

	Retailing - 0.4%
47,489	Honest Co.*(1)(2)(3)	1,636,471

	Software & Services - 2.4%
106,123	Cloudera, Inc.*(1)(2)(3)	1,728,744
263,189	MarkLogic Corp. Series F*(1)(2)(3)	2,747,693
909,316	Telogis, Inc.*(1)(2)(3)	4,003,173
658,164	Zuora, Inc. Series F*(1)(2)(3)	2,981,483

		11,461,093

	Total Preferred Stocks (cost $13,756,373)	$14,632,757

	Total Long-Term Investments (cost $393,703,885)	$462,936,847

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.5%
	Other Investment Pools & Funds - 1.5%
6,886,051	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$6,886,051

	Total Short-Term Investments (cost $6,886,051)	$6,886,051

Total Investments (cost $400,589,936)^	99.9%	$469,822,898
Other Assets and Liabilities	0.1%	528,793

Total Net Assets	100.0%	$470,351,691

The accompanying notes are an integral part of these financial statements.

83

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$85,563,457
Unrealized Depreciation	(16,330,495)

Net Unrealized Appreciation	$69,232,962

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $20,432,013, which represented 4.3% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $20,432,013, which represented 4.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
08/2011	3,136,600	Allstar Co.	$1,364,479
02/2014	106,123	Cloudera, Inc. Preferred	1,545,151
08/2015	177,795	DraftKings, Inc. Series D Preferred	957,589
08/2015	160,456	DraftKings, Inc. Series D-1 Preferred	1,229,961
08/2015	47,489	Honest Co. Preferred	2,172,859
04/2015	263,189	MarkLogic Corp. Series F Preferred	3,056,730
05/2014	92,973	Sancilio & Co., Inc. Preferred	291,935
09/2013	667,714	Telogis, Inc.	1,322,808
09/2013	909,316	Telogis, Inc. Preferred	2,001,586
11/2013	65,552	Tory Burch LLC	5,137,734
04/2017	98,033	Veracode, Inc.	—
01/2015	658,164	Zuora, Inc. Series F Preferred	2,500,562

			$21,581,394

At April 30, 2017, the aggregate value of these securities was $20,432,013, which represented 4.3% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

84

The Hartford Small Company Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,066,728	$2,066,728	$—	$—
Banks	22,971,153	22,971,153	—	—
Capital Goods	53,515,281	53,515,281	—	—
Commercial & Professional Services	7,895,938	7,895,938	—	—
Consumer Durables & Apparel	17,085,843	17,085,843	—	—
Consumer Services	29,536,859	29,536,859	—	—
Diversified Financials	507,958	507,958	—	—
Energy	8,006,909	8,006,909	—	—
Food & Staples Retailing	347,180	347,180	—	—
Food, Beverage & Tobacco	420,912	420,912	—	—
Health Care Equipment & Services	43,378,298	43,378,298	—	—
Insurance	247,070	247,070	—	—
Materials	18,924,126	18,924,126	—	—
Pharmaceuticals, Biotechnology & Life Sciences	42,007,807	42,007,807	—	—
Real Estate	19,740,858	19,740,858	—	—
Retailing	7,140,065	3,863,134	—	3,276,931
Semiconductors & Semiconductor Equipment	33,677,899	33,677,899	—	—
Software & Services	75,245,793	72,723,468	—	2,522,325
Technology Hardware & Equipment	22,518,314	22,518,314	—	—
Telecommunication Services	159,618	159,618	—	—
Transportation	21,189,009	21,189,009	—	—
Exchange Traded Funds	21,720,472	21,720,472	—	—
Preferred Stocks	14,632,757	—	—	14,632,757
Short-Term Investments	6,886,051	6,886,051	—	—

Total	$469,822,898	$449,390,885	$—	$20,432,013

(1)	For the six-month period ended April 30, 2017, investments valued at $2,902,521 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions and there were no transfers between Level 1 and Level 2.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended April 30, 2017:

	Common Stocks	Preferred Stocks	Total
Beginning balance	$8,251,997	$21,156,370	$29,408,367
Purchases	—	—	—
Sales	—	(4,696,137)	(4,696,137)
Accrued discounts/(premiums)	—	—	—
Total realized gain/(loss)	—	1,893,081	1,893,081
Net change in unrealized appreciation/depreciation	(2,452,741)	(818,036)	(3,270,777)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(2,902,521)	—

Ending balance	$5,799,256	$14,632,757	$20,432,013

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at April 30, 2017 was $(2,289,828).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

85

The Hartford Value Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Automobiles & Components - 1.8%
25,531	Delphi Automotive plc	$2,052,693
72,830	General Motors Co.	2,522,831

		4,575,524

	Banks - 10.6%
147,575	Citigroup, Inc.	8,724,634
16,237	M&T Bank Corp.	2,523,392
56,936	PNC Financial Services Group, Inc.	6,818,086
158,519	Wells Fargo & Co.	8,534,663

		26,600,775

	Capital Goods - 1.9%
30,968	Eaton Corp. plc	2,342,419
231,600	Sanwa Holdings Corp.	2,334,566

		4,676,985

	Commercial & Professional Services - 3.5%
23,900	Clean Harbors, Inc.*	1,388,829
71,726	Herman Miller, Inc.	2,374,131
61,196	IHS Markit Ltd.*	2,655,906
146,036	Steelcase, Inc. Class A	2,489,914

		8,908,780

	Consumer Durables & Apparel - 2.6%
11,328,000	Global Brands Group Holding Ltd.*	1,337,324
52,111	Toll Brothers, Inc.	1,875,475
61,352	VF Corp.	3,351,660

		6,564,459

	Consumer Services - 1.4%
61,013	Las Vegas Sands Corp.	3,599,157

	Diversified Financials - 1.2%
141,700	Conyers Park Acquisition Corp.*	1,679,145
16,883	Raymond James Financial, Inc.	1,258,121

		2,937,266

	Energy - 9.0%
53,206	Anadarko Petroleum Corp.	3,033,806
109,179	Cabot Oil & Gas Corp.	2,537,320
68,312	Canadian Natural Resources Ltd.	2,177,103
11,226	Diamondback Energy, Inc.*	1,120,804
75,752	Halliburton Co.	3,475,502
23,609	Helmerich & Payne, Inc.	1,431,650
21,000	Hess Corp.	1,025,430
83,924	HollyFrontier Corp.	2,361,621
67,172	Marathon Oil Corp.	998,848
11,813	Pioneer Natural Resources Co.	2,043,531
60,685	QEP Resources, Inc.*	716,690
129,418	Southwestern Energy Co.*	971,929
282,688	Trican Well Service Ltd.*	776,587

		22,670,821

	Food, Beverage & Tobacco - 2.6%
74,326	British American Tobacco plc	5,021,708
93,100	Hostess Brands, Inc.*	1,595,734

		6,617,442

	Health Care Equipment & Services - 3.6%
50,513	Envision Healthcare Corp.*	2,830,243
28,376	McKesson Corp.	3,924,117
30,797	STERIS plc	2,272,819

		9,027,179

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Household & Personal Products - 1.1%
157,928	Coty, Inc. Class A	$2,819,015

	Insurance - 10.4%
68,013	American International Group, Inc.	4,142,672
80,189	Arthur J Gallagher & Co.	4,475,348
183,926	MetLife, Inc.	9,529,206
34,580	Principal Financial Group, Inc.	2,252,195
55,011	Unum Group	2,548,660
79,160	XL Group Ltd.	3,312,846

		26,260,927

	Materials - 5.5%
20,400	Bemis Co., Inc.	916,572
45,944	Celanese Corp. Series A	3,998,966
83,180	Constellium N.V. Class A*	578,101
57,039	CRH plc	2,079,696
19,471	PPG Industries, Inc.	2,138,695
51,569	Reliance Steel & Aluminum Co.	4,064,668

		13,776,698

	Media - 2.3%
45,102	John Wiley & Sons, Inc. Class A	2,376,875
156,666	SES S.A.	3,424,187

		5,801,062

	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
39,000	Alder Biopharmaceuticals, Inc.*	781,950
16,571	Allergan plc	4,041,004
7,599	Biogen, Inc.*	2,060,925
71,683	Bristol-Myers Squibb Co.	4,017,832
18,279	Eli Lilly & Co.	1,499,975
116,314	Mylan N.V.*	4,344,328
5,528	Regeneron Pharmaceuticals, Inc.*	2,147,572
56,924	Teva Pharmaceutical Industries Ltd. ADR	1,797,660
11,383	Vertex Pharmaceuticals, Inc.*	1,346,609

		22,037,855

	Real Estate - 8.0%
46,004	American Tower Corp. REIT	5,793,744
124,045	Columbia Property Trust, Inc. REIT	2,791,013
198,304	Host Hotels & Resorts, Inc. REIT	3,559,557
12,816	Simon Property Group, Inc. REIT	2,117,972
183,759	STORE Capital Corp. REIT	4,408,378
21,000	Taubman Centers, Inc. REIT	1,313,550

		19,984,214

	Retailing - 0.9%
571,800	Allstar Co.*(1)(2)(3)	114,360
15,100	Expedia, Inc.	2,019,172

		2,133,532

	Semiconductors & Semiconductor Equipment - 4.8%
126,317	QUALCOMM, Inc.	6,788,275
44,435	Silicon Motion Technology Corp. ADR	2,157,319
29,986	Skyworks Solutions, Inc.	2,990,804

		11,936,398

	Software & Services - 2.5%
1,911	Alphabet, Inc. Class A*	1,766,758
28,500	Amdocs Ltd.	1,745,340
88,615	Genpact Ltd.	2,163,978
17,680	GoDaddy, Inc. Class A*	688,106

		6,364,182

86

The Hartford Value Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Technology Hardware & Equipment - 5.4%
38,500	Acacia Communications, Inc.*	$1,764,840
53,815	ARRIS International plc*	1,398,652
133,158	Cisco Systems, Inc.	4,536,693
1,108	Samsung Electronics Co., Ltd.	2,172,153
42,437	Western Digital Corp.	3,779,864

		13,652,202

	Telecommunication Services - 2.2%
48,800	Nippon Telegraph & Telephone Corp.	2,091,355
76,487	Verizon Communications, Inc.	3,511,518

		5,602,873

	Transportation - 2.1%
47,979	Genesee & Wyoming, Inc. Class A*	3,251,057
22,934	J.B. Hunt Transport Services, Inc.	2,056,262

		5,307,319

	Utilities - 6.8%
122,944	Exelon Corp.	4,257,551
282,159	Iberdrola S.A.	2,028,375
93,152	OGE Energy Corp.	3,239,826
74,267	PG&E Corp.	4,979,602
23,649	Sempra Energy	2,672,810

		17,178,164

	Total Common Stocks (cost $237,665,656)	$249,032,829

	Total Long-Term Investments (cost $237,665,656)	$249,032,829

SHORT-TERM INVESTMENTS - 1.2%
	Other Investment Pools & Funds - 1.2%
2,922,571	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$2,922,571

	Total Short-Term Investments (cost $2,922,571)	$2,922,571

Total Investments (cost $240,588,227)^	100.2%	$251,955,400
Other Assets and Liabilities	(0.2)%	(543,642)

Total Net Assets	100.0%	$251,411,758

The accompanying notes are an integral part of these financial statements.

87

The Hartford Value Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$28,242,834
Unrealized Depreciation	(16,875,661)

Net Unrealized Appreciation	$11,367,173

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2017, the value of this security was $114,360, which represented 0.0% of total net assets.

(2)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
08/2011	571,800	Allstar Co.	$248,744

At April 30, 2017, the value of this security was $114,360, which represented 0.0% of total net assets.

(3)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of this security was $114,360, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Sell	06/21/17	CBK	$2,410,280	$2,480,391	$(70,111)
JPY	Sell	06/21/17	BNP	1,907,065	1,945,924	(38,859)

Total						$(108,970)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BNP	BNP Paribas Securities Services
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

88

The Hartford Value Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,575,524	$4,575,524	$—	$—
Banks	26,600,775	26,600,775	—	—
Capital Goods	4,676,985	2,342,419	2,334,566	—
Commercial & Professional Services	8,908,780	8,908,780	—	—
Consumer Durables & Apparel	6,564,459	5,227,135	1,337,324	—
Consumer Services	3,599,157	3,599,157	—	—
Diversified Financials	2,937,266	2,937,266	—	—
Energy	22,670,821	22,670,821	—	—
Food, Beverage & Tobacco	6,617,442	1,595,734	5,021,708	—
Health Care Equipment & Services	9,027,179	9,027,179	—	—
Household & Personal Products	2,819,015	2,819,015	—	—
Insurance	26,260,927	26,260,927	—	—
Materials	13,776,698	11,697,002	2,079,696	—
Media	5,801,062	2,376,875	3,424,187	—
Pharmaceuticals, Biotechnology & Life Sciences	22,037,855	22,037,855	—	—
Real Estate	19,984,214	19,984,214	—	—
Retailing	2,133,532	2,019,172	—	114,360
Semiconductors & Semiconductor Equipment	11,936,398	11,936,398	—	—
Software & Services	6,364,182	6,364,182	—	—
Technology Hardware & Equipment	13,652,202	11,480,049	2,172,153	—
Telecommunication Services	5,602,873	3,511,518	2,091,355	—
Transportation	5,307,319	5,307,319	—	—
Utilities	17,178,164	15,149,789	2,028,375	—
Short-Term Investments	2,922,571	2,922,571	—	—

Total	$251,955,400	$231,351,676	$20,489,364	$114,360

Liabilities
Foreign Currency Contracts(2)	$(108,970)	$—	$(108,970)	$—

Total	$(108,970)	$—	$(108,970)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

89

Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund
Assets:
Investments in securities, at market value	$8,603,078,676	$2,902,576,305	$8,051,209,601
Foreign currency	140	—	—
Unrealized appreciation on foreign currency contracts	251,293	—	—
Receivables:
Investment securities sold	181,868,416	7,395,803	136,493,336
Fund shares sold	5,084,696	8,341,708	9,167,112
Dividends and interest	15,927,749	2,160,746	10,788,392
Variation margin on financial derivative instruments	—	2,756,494	—
Other assets	115,946	158,534	148,992

Total assets	8,806,326,916	2,923,389,590	8,207,807,433

Liabilities:
Unrealized depreciation on foreign currency contracts	4,944,086	—	—
Bank overdraft - foreign cash	—	—	—
Payables:
Investment securities purchased	355,337,156	22,148,595	137,550,339
Fund shares redeemed	16,064,551	4,218,600	10,087,915
Investment management fees	4,541,417	828,155	4,000,510
Transfer agent fees	834,488	150,987	612,006
Accounting services fees	131,832	42,111	100,410
Board of Directors’ fees	35,148	1,938	24,250
Distribution fees	2,122,359	447,893	1,180,347
Accrued expenses	722,083	7,025	419,329

Total liabilities	384,733,120	27,845,304	153,975,106

Net assets	$8,421,593,796	$2,895,544,286	$8,053,832,327

Summary of Net Assets:
Capital stock and paid-in-capital	$7,126,366,121	$2,542,602,261	$5,445,160,161
Undistributed (distributions in excess of) net investment income	(12,240,409)	6,619,216	10,313,806
Accumulated net realized gain (loss)	271,106,296	32,873,494	366,581,590
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	1,036,361,788	313,449,315	2,231,776,770

Net assets	$8,421,593,796	$2,895,544,286	$8,053,832,327

Shares authorized	1,765,000,000	750,000,000	1,150,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$38.91	$26.37	$25.50

Maximum offering price per share	$41.17	$27.90	$26.98

Shares outstanding	118,964,484	24,868,333	141,287,145

Net Assets	$4,628,743,173	$655,830,380	$3,602,162,925

Class B: Net asset value per share	$30.75	$24.31	$25.04

Shares outstanding	821,924	11,417	331,117

Net Assets	$25,277,030	$277,525	$8,289,769

Class C: Net asset value per share	$31.37	$24.24	$24.72

Shares outstanding	43,063,608	13,249,286	18,539,948

Net Assets	$1,350,838,043	$321,180,924	$458,360,145

Class I: Net asset value per share	$39.02	$26.41	$25.37

Shares outstanding	32,831,360	39,907,165	82,646,013

Net Assets	$1,281,043,509	$1,053,789,616	$2,097,070,781

Class R3: Net asset value per share	$42.26	$26.71	$25.79

Shares outstanding	2,384,206	1,775,187	3,127,340

Net Assets	$100,757,913	$47,412,803	$80,656,959

The accompanying notes are an integral part of these financial statements.

90

Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Small Cap Core Fund	The Hartford Small Cap Growth Fund

$4,087,073,599	$4,242,215,479	$1,422,033,894	$8,280,569,185	$601,954,103	$174,377,034	$974,471,149
428,573	20	5	1,829	8	—	—
—	—	—	—	—	—	—

—	108,623,036	8,201,609	31,728,385	3,735,690	5,340,541	3,362,873
8,608,267	8,053,121	3,333,495	37,077,065	2,844,376	218,409	1,086,691
6,796,973	2,291,016	1,372,678	1,302,163	324,426	96,781	82,531
—	—	—	—	—	—	—
147,299	133,242	101,958	674,027	118,495	69,199	86,934

4,103,054,711	4,361,315,914	1,435,043,639	8,351,352,654	608,977,098	180,101,964	979,090,178

—	—	—	—	—	—	—
—	—	—	—	—	—	372,244

—	96,103,192	4,753,768	40,997,454	4,506,754	5,564,440	2,569,482
7,687,729	7,410,750	3,782,222	10,801,238	1,489,428	360,564	1,290,967
2,067,410	2,414,821	983,841	4,702,762	361,761	106,412	554,127
254,083	499,731	177,202	531,527	17,744	9,806	59,949
58,370	73,074	20,749	100,618	8,880	2,554	13,979
10,460	16,913	5,864	10,301	1,112	741	2,977
767,557	703,424	387,871	1,092,016	96,053	20,841	94,689
182,511	298,592	113,522	189,833	54,324	14,979	85,146

11,028,120	107,520,497	10,225,039	58,425,749	6,536,056	6,080,337	5,043,560

$4,092,026,591	$4,253,795,417	$1,424,818,600	$8,292,926,905	$602,441,042	$174,021,627	$974,046,618

$3,093,428,412	$3,512,608,670	$1,233,446,098	$6,393,803,369	$523,202,558	$145,114,569	$780,375,847
2,849,838	(42,008,208)	(9,592,348)	(23,003,894)	(96,863)	552,768	(2,890,272)
87,326,546	177,583,050	45,705,670	231,239,067	2,916,684	2,274,422	26,876,879
908,421,795	605,611,905	155,259,180	1,690,888,363	76,418,663	26,079,868	169,684,164

$4,092,026,591	$4,253,795,417	$1,424,818,600	$8,292,926,905	$602,441,042	$174,021,627	$974,046,618

750,000,000	23,900,000,000	610,000,000	1,110,000,000	610,000,000	1,110,000,000	27,150,000,000

$0.0010	$0.0001	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001

$19.28	$40.33	$33.20	$27.19	$14.63	$13.43	$52.55

$20.40	$42.68	$35.13	$28.77	$15.48	$14.21	$55.61

87,746,846	43,391,332	23,157,036	83,992,233	18,917,682	4,004,482	4,116,577

$1,691,617,332	$1,749,963,727	$768,812,937	$2,283,511,657	$276,799,950	$53,780,817	$216,340,313

$19.31	$26.89	$27.46	$19.64	$12.29	$12.51	$41.09

168,637	55,991	29,585	426,396	22,555	29,396	6,255

$3,256,826	$1,505,725	$812,516	$8,376,432	$277,107	$367,846	$257,011

$19.18	$27.29	$27.62	$20.38	$12.25	$12.32	$40.81

24,189,668	14,561,879	9,209,042	33,865,351	3,119,494	981,484	954,868

$463,909,560	$397,429,767	$254,384,801	$690,078,151	$38,208,528	$12,087,715	$38,965,615

$19.18	$41.87	$34.65	$27.84	$14.72	$13.43	$54.09

66,274,014	41,237,401	7,379,222	101,595,135	11,507,046	308,715	3,208,008

$1,271,354,684	$1,726,406,620	$255,694,967	$2,827,921,171	$169,374,022	$4,145,593	$173,507,997

$19.30	$40.60	$34.22	$30.17	$15.38	$13.80	$52.32

2,892,551	1,233,130	1,326,448	2,692,287	792,564	52,674	267,250

$55,822,875	$50,070,776	$45,393,297	$81,231,894	$12,192,083	$727,090	$13,981,783

The accompanying notes are an integral part of these financial statements.

91

Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund
Class R4: Net asset value per share	$43.40	$27.10	$25.95

Shares outstanding	2,180,286	6,391,704	5,646,335

Net Assets	$94,628,010	$173,232,833	$146,507,883

Class R5: Net asset value per share	$44.13	$26.60	$26.04

Shares outstanding	1,125,532	5,974,082	4,764,641

Net Assets	$49,666,380	$158,880,919	$124,072,853

Class R6: Net asset value per share	$44.34	$26.69	$26.04

Shares outstanding	1,444,146	2,332,874	172,346

Net Assets	$64,040,506	$62,262,650	$4,488,173

Class Y: Net asset value per share	$44.34	$26.70	$26.05

Shares outstanding	4,121,564	4,935,528	21,250,854

Net Assets	$182,745,158	$131,764,927	$553,492,792

Class F: Net asset value per share	$39.02	$26.41	$25.38

Shares outstanding	16,498,610	11,013,724	38,569,242

Net Assets	$643,854,074	$290,911,709	$978,730,047

Cost of investments	$7,561,568,291	$2,589,608,203	$5,819,432,831
Cost of foreign currency	$140	$—	$—
Cost of bank overdraft - foreign cash	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

92

Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Small Cap Core Fund	The Hartford Small Cap Growth Fund
$19.32	$42.37	$35.72	$31.15	$15.62	$13.89	$54.15

4,224,556	1,718,924	1,030,657	6,387,167	733,925	9,229	1,389,159

$81,637,658	$72,827,783	$36,817,801	$198,937,125	$11,464,897	$128,157	$75,224,301

$19.41	$43.87	$37.12	$31.83	$15.79	$13.88	$56.16

3,863,868	272,153	148,326	7,726,288	757,134	3,033	2,113,960

$75,003,562	$11,939,004	$5,506,100	$245,931,012	$11,951,771	$42,092	$118,717,004

$19.45	$44.36	$—	$32.09	$—	$—	$56.69

1,140,324	49,797	—	2,175,725	—	—	109,140

$22,184,500	$2,209,122	$—	$69,819,875	$—	$—	$6,186,649

$19.46	$44.39	$37.51	$32.08	$15.83	$13.91	$56.76

6,621,498	2,038,170	1,529,991	51,947,270	1,469,120	86,120	5,076,247

$128,839,136	$90,470,386	$57,385,975	$1,666,465,527	$23,252,662	$1,197,671	$288,125,191

$19.18	$41.88	$34.66	$27.84	$14.73	$13.43	$54.11

15,557,089	3,605,295	294	7,925,280	4,000,371	7,561,005	789,884

$298,400,458	$150,972,507	$10,206	$220,654,061	$58,920,022	$101,544,646	$42,740,754

$3,178,633,347	$3,636,574,895	$1,266,768,636	$6,589,680,809	$525,531,735	$148,297,166	$804,786,985
$429,454	$19	$5	$1,842	$8	$—	$—
$—	$—	$—	$—	$—	$—	$372,244

The accompanying notes are an integral part of these financial statements.

93

Domestic Equity Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Small Company Fund	The Hartford Value Opportunities Fund
Assets:
Investments in securities, at market value	$469,822,898	$251,955,400
Cash	179,105	—
Foreign currency	5	1,258
Receivables:
Investment securities sold	5,561,336	2,370,284
Fund shares sold	1,157,957	233,099
Dividends and interest	14,097	498,559
Other assets	88,216	83,341

Total assets	476,823,614	255,141,941

Liabilities:
Unrealized depreciation on foreign currency contracts	—	108,970
Payables:
Investment securities purchased	4,908,820	2,914,057
Fund shares redeemed	1,014,446	429,435
Investment management fees	312,361	145,679
Transfer agent fees	60,290	31,899
Accounting services fees	8,307	3,746
Board of Directors’ fees	3,054	988
Distribution fees	87,138	60,265
Accrued expenses	77,507	35,144

Total liabilities	6,471,923	3,730,183

Net assets	$470,351,691	$251,411,758

Summary of Net Assets:
Capital stock and paid-in-capital	$452,859,420	$233,626,216
Undistributed (distributions in excess of) net investment income	(5,208,592)	1,370,284
Accumulated net realized gain (loss)	(46,532,099)	5,159,500
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	69,232,962	11,255,758

Net assets	$470,351,691	$251,411,758

Shares authorized	650,000,000	27,110,000,000

Par value	$0.0010	$0.0001

Class A: Net asset value per share	$18.44	$19.63

Maximum offering price per share	$19.51	$20.77

Shares outstanding	12,986,057	9,645,454

Net Assets	$239,495,035	$189,387,554

Class B: Net asset value per share	$13.56	$17.21

Shares outstanding	21,617	11,716

Net Assets	$293,131	$201,654

Class C: Net asset value per share	$13.54	$17.00

Shares outstanding	1,981,852	1,327,106

Net Assets	$26,836,477	$22,556,415

Class I: Net asset value per share	$19.27	$19.38

Shares outstanding	3,816,885	1,328,289

Net Assets	$73,540,333	$25,738,790

Class R3: Net asset value per share	$19.96	$19.87

Shares outstanding	1,542,591	92,506

Net Assets	$30,788,653	$1,838,371

Class R4: Net asset value per share	$20.97	$20.08

Shares outstanding	1,302,204	512,323

Net Assets	$27,313,113	$10,285,505

The accompanying notes are an integral part of these financial statements.

94

Domestic Equity Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Small Company Fund	The Hartford Value Opportunities Fund
Class R5: Net asset value per share	$21.92	$20.22

Shares outstanding	246,067	22,161

Net Assets	$5,393,524	$447,997

Class R6: Net asset value per share	$22.28	$—

Shares outstanding	472	—

Net Assets	$10,516	$—

Class Y: Net asset value per share	$22.29	$20.27

Shares outstanding	2,591,155	46,648

Net Assets	$57,769,761	$945,574

Class F: Net asset value per share	$19.27	$19.38

Shares outstanding	462,386	511

Net Assets	$8,911,148	$9,898

Cost of investments	$400,589,936	$240,588,227
Cost of foreign currency	$5	$1,238

The accompanying notes are an integral part of these financial statements.

95

Domestic Equity Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund
Investment Income:
Dividends	$61,982,715	$20,012,901	$100,124,005
Interest	326,203	206,113	503,084
Other income	3,221	587	541
Less: Foreign tax withheld	(1,660,997)	—	(867,305)

Total investment income, net	60,651,142	20,219,601	99,760,325

Expenses:
Investment management fees	27,962,095	4,636,902	23,941,617
Administrative services fees
Class R3	102,461	42,852	81,236
Class R4	73,179	118,025	108,162
Class R5	23,841	67,848	57,918
Transfer agent fees
Class A	3,141,457	365,918	1,970,694
Class B	84,040	1,755	32,934
Class C	804,150	152,771	230,908
Class I	612,643	541,328	1,553,436
Class R3	6,328	1,564	3,408
Class R4	1,793	1,451	1,319
Class R5	462	1,177	453
Class R6	29	1,604	63
Class Y	6,555	2,030	10,373
Class F	—	—	—
Distribution fees
Class A	5,749,837	844,122	4,515,152
Class B	219,214	2,978	76,862
Class C	6,914,789	1,521,251	2,278,700
Class R3	256,152	107,130	203,091
Class R4	121,965	196,708	180,270
Custodian fees	181,936	6,005	19,517
Registration and filing fees	118,884	175,403	136,128
Accounting services fees	808,408	234,184	602,507
Board of Directors’ fees	131,315	33,307	114,149
Audit fees	19,546	10,558	9,943
Other expenses	670,471	138,320	548,380

Total expenses (before waivers and fees paid indirectly)	48,011,550	9,205,191	36,677,220
Expense waivers	(16,377)	(25,421)	(620)
Transfer agent fee waivers	(18,287)	(1,838)	(9,907)
Distribution fee reimbursements	(42,869)	(2,579)	(18,564)
Commission recapture	(146,990)	(5,091)	(42,440)

Total waivers and fees paid indirectly	(224,523)	(34,929)	(71,531)

Total expenses, net	47,787,027	9,170,262	36,605,689

Net Investment Income (Loss)	12,864,115	11,049,339	63,154,636

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	436,141,337	26,505,851	375,132,213
Net realized gain (loss) on futures contracts	—	7,383,050	—
Net realized gain (loss) on foreign currency contracts	7,057,367	—	—
Net realized gain (loss) on other foreign currency transactions	(955,720)	—	(19,127)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	442,242,984	33,888,901	375,113,086

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	615,536,664	243,791,086	516,652,731
Net unrealized appreciation (depreciation) of futures contracts	—	1,329,362	—
Net unrealized appreciation (depreciation) of foreign currency contracts	(6,517,291)	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	89,731	—	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	609,109,104	245,120,448	516,652,731

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,051,352,088	279,009,349	891,765,817

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,064,216,203	$290,058,688	$954,920,453

The accompanying notes are an integral part of these financial statements.

96

Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Small Cap Core Fund	The Hartford Small Cap Growth Fund

$58,327,916	$11,738,569	$6,979,312	$30,594,199	$3,549,623	$1,670,661	$3,815,262
205,517	9,308	61,676	92,096	24,717	3,522	22,168
572	784	924	648	867	614	1,003
(1,273,379)	(29,062)	(73,767)	(297,224)	(26,654)	(2,021)	—

57,260,626	11,719,599	6,968,145	30,389,719	3,548,553	1,672,776	3,838,433

12,192,800	14,645,069	5,854,194	26,577,578	2,063,295	659,888	3,287,649

56,437	47,412	45,041	78,001	12,097	854	13,603
61,117	52,159	27,500	138,119	9,281	141	54,093
36,611	5,470	2,622	112,426	5,692	22	55,032

842,493	998,105	581,586	1,400,032	230,551	44,360	184,472
7,920	7,970	3,455	21,236	1,807	1,432	1,478
199,537	230,237	180,897	374,415	30,265	10,114	26,591
647,831	1,393,919	155,445	2,961,807	237,664	2,151	130,271
1,916	2,557	1,340	4,297	918	215	1,579
1,002	1,118	424	9,041	399	58	1,521
931	320	277	1,219	267	—	858
63	51	—	521	—	—	62
2,726	1,640	367	11,146	567	767	2,171
—	—	—	—	—	—	—

2,122,942	2,122,647	934,161	2,746,638	336,350	65,419	264,155
6,727	14,343	7,723	71,147	2,680	3,136	2,407
2,328,451	1,981,934	1,256,630	3,300,258	193,549	59,036	193,717
141,092	118,531	112,602	195,003	30,242	2,134	34,007
101,862	86,931	45,834	230,199	15,468	235	90,155
11,298	23,992	9,222	24,221	4,350	698	2,678
129,947	112,037	79,056	245,075	68,386	52,673	65,475
345,508	442,824	123,351	580,440	50,288	15,837	82,803
55,620	64,470	21,834	95,360	7,281	2,677	13,395
9,685	12,701	13,849	11,213	10,712	9,752	11,767
255,989	337,837	133,219	528,421	38,455	13,162	67,712

19,560,505	22,704,274	9,590,629	39,717,813	3,350,564	944,761	4,587,651
—	(6,383)	—	(1,123,875)	(1,154)	(7,837)	—
(32)	(3,705)	(1,138)	(262)	(39,511)	(491)	(780)
(2,984)	(23,897)	(6,662)	(15,159)	(1,676)	(1,634)	(3,456)
(8,175)	(93,542)	(1,801)	(62,852)	(5,687)	—	(6,057)

(11,191)	(127,527)	(9,601)	(1,202,148)	(48,028)	(9,962)	(10,293)

19,549,314	22,576,747	9,581,028	38,515,665	3,302,536	934,799	4,577,358

37,711,312	(10,857,148)	(2,612,883)	(8,125,946)	246,017	737,977	(738,925)

91,201,403	219,809,871	69,259,194	238,982,154	6,324,732	10,114,196	28,698,138
—	—	—	—	—	—	—
—	—	—	—	—	—	—
17,998	(266,578)	(35,068)	(1,216)	(5,918)	—	—

91,219,401	219,543,293	69,224,126	238,980,938	6,318,814	10,114,196	28,698,138

303,348,411	236,411,073	163,473,691	805,803,222	52,127,564	17,739,808	129,010,275
—	—	—	—	—	—	—
—	—	—	—	—	—	—
56,573	41,641	15,183	(200)	2,700	—	—

303,404,984	236,452,714	163,488,874	805,803,022	52,130,264	17,739,808	129,010,275

394,624,385	455,996,007	232,713,000	1,044,783,960	58,449,078	27,854,004	157,708,413

$432,335,697	$445,138,859	$230,100,117	$1,036,658,014	$58,695,095	$28,591,981	$156,969,488

The accompanying notes are an integral part of these financial statements.

97

Domestic Equity Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Small Company Fund	The Hartford Value Opportunities Fund
Investment Income:
Dividends	$2,258,999	$3,012,994
Interest	11,553	5,303
Other income	1,446	681
Less: Foreign tax withheld	—	(57,519)

Total investment income, net	2,271,998	2,961,459

Expenses:
Investment management fees	1,959,458	896,114
Administrative services fees
Class R3	30,521	2,501
Class R4	20,985	7,225
Class R5	2,784	693
Transfer agent fees
Class A	314,457	155,292
Class B	2,288	1,820
Class C	29,302	15,987
Class I	141,768	15,537
Class R3	1,440	515
Class R4	754	290
Class R5	1,001	92
Class R6	10	—
Class Y	617	7
Class F	—	—
Distribution fees
Class A	311,066	242,881
Class B	3,075	2,701
Class C	132,314	116,098
Class R3	76,303	6,253
Class R4	34,975	12,042
Custodian fees	4,043	2,859
Registration and filing fees	68,298	54,900
Accounting services fees	52,204	23,043
Board of Directors’ fees	8,106	3,790
Audit fees	13,912	11,654
Other expenses	70,048	24,843

Total expenses (before waivers and fees paid indirectly)	3,279,729	1,597,137
Expense waivers	(74,585)	—
Transfer agent fee waivers	(58,725)	(1,010)
Distribution fee reimbursements	(3,959)	(2,677)
Commission recapture	(13,407)	(3,005)

Total waivers and fees paid indirectly	(150,676)	(6,692)

Total expenses, net	3,129,053	1,590,445

Net Investment Income (Loss)	(857,055)	1,371,014

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	16,111,085	5,508,882
Net realized gain (loss) on foreign currency contracts	—	232,936
Net realized gain (loss) on other foreign currency transactions	(8,410)	(18,223)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	16,102,675	5,723,595

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	61,709,549	19,882,942
Net unrealized appreciation (depreciation) of foreign currency contracts	—	(298,786)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	—	8,977

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	61,709,549	19,593,133

Net Gain (Loss) on Investments and Foreign Currency Transactions	77,812,224	25,316,728

Net Increase (Decrease) in Net Assets Resulting from Operations	$76,955,169	$26,687,742

The accompanying notes are an integral part of these financial statements.

98

[This page is intentionally left blank]

99

Domestic Equity Funds

Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$12,864,115	$32,887,230	$11,049,339	$11,373,168
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	442,242,984	(112,115,333)	33,888,901	18,812,999
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	609,109,104	(53,023,087)	245,120,448	24,304,185

Net Increase (Decrease) in Net Assets Resulting from Operations	1,064,216,203	(132,251,190)	290,058,688	54,490,352

Distributions to Shareholders:
From net investment income
Class A	(18,554,632)	(18,675,755)	(3,527,526)	(465,251)
Class B	—	—	—	—
Class C	—	—	(235,322)	—
Class I	(8,757,228)	(10,761,362)	(6,401,540)	(589,851)
Class R3	(35,341)	—	(165,123)	(15,841)
Class R4	(166,664)	(463,066)	(849,831)	(59,578)
Class R5	(296,900)	(294,849)	(990,163)	(96,862)
Class R6	(420,762)	(63)	(366,134)	(3,976)
Class Y	(6,768,545)	(7,115,563)	(2,413,822)	(816,185)
Class F	—	—	—	—

Total from net investment income	(35,000,072)	(37,310,658)	(14,949,461)	(2,047,544)

From net realized gain on investments
Class A	—	(438,417,793)	(5,505,415)	(5,468,834)
Class B	—	(15,070,351)	(6,015)	(30,265)
Class C	—	(173,932,156)	(2,521,876)	(1,792,561)
Class I	—	(136,773,878)	(6,453,928)	(3,041,432)
Class R3	—	(9,354,336)	(317,464)	(146,771)
Class R4	—	(12,873,643)	(1,152,776)	(457,276)
Class R5	—	(3,831,005)	(983,894)	(502,307)
Class R6	—	(750)	(310,597)	(19,284)
Class Y	—	(80,511,075)	(2,232,680)	(532,867)
Class F	—	—	—	—

Total from net realized gain on investments	—	(870,764,987)	(19,484,645)	(11,991,597)

Total distributions	(35,000,072)	(908,075,645)	(34,434,106)	(14,039,141)

Capital Share Transactions:
Sold	1,002,351,559	758,948,093	1,152,142,744	2,290,819,807
Issued on reinvestment of distributions	31,116,677	816,781,443	32,030,351	12,844,503
Redeemed	(2,200,855,083)	(2,734,197,695)	(896,247,182)	(544,161,945)

Net increase (decrease) from capital share transactions	(1,167,386,847)	(1,158,468,159)	287,925,913	1,759,502,365

Net Increase (Decrease) in Net Assets	(138,170,716)	(2,198,794,994)	543,550,495	1,799,953,576

Net Assets:
Beginning of period	8,559,764,512	10,758,559,506	2,351,993,791	552,040,215

End of period	$8,421,593,796	$8,559,764,512	$2,895,544,286	$2,351,993,791

Undistributed (distributions in excess of) net investment income	$(12,240,409)	$9,895,548	$6,619,216	$10,519,338

The accompanying notes are an integral part of these financial statements.

100

Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund		The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$63,154,636	$125,452,780	$37,711,312	$72,554,333	$(10,857,148)	$(23,390,845)
375,113,086	262,070,527	91,219,401	121,534,796	219,543,293	121,026,008
516,652,731	(75,928,077)	303,404,984	21,268,855	236,452,714	(108,303,374)

954,920,453	311,595,230	432,335,697	215,357,984	445,138,859	(10,668,211)

(30,230,890)	(53,356,089)	(15,779,687)	(32,476,063)	—	—
(38,321)	(168,802)	(40,810)	(176,732)	—	—
(2,284,439)	(3,516,421)	(2,655,347)	(5,227,247)	—	—
(18,514,632)	(28,868,542)	(12,311,408)	(18,011,247)	—	(3,669,652)
(526,339)	(914,285)	(425,381)	(824,896)	—	—
(1,148,553)	(1,989,241)	(729,762)	(1,341,395)	—	—
(1,096,226)	(2,893,253)	(766,791)	(1,457,618)	—	(207,916)
(33,851)	(23,179)	(218,235)	(312,125)	—	(1,839)
(15,005,851)	(25,402,486)	(4,440,349)	(8,468,043)	—	(916,456)
(42)	—	(55)	—	—	—

(68,879,144)	(117,132,298)	(37,367,825)	(68,295,366)	—	(4,795,863)

(113,791,698)	(300,651,553)	(53,965,806)	(130,263,232)	(63,089,307)	(154,534,005)
(614,270)	(3,520,351)	(210,931)	(973,250)	(198,896)	(1,648,838)
(14,797,009)	(38,621,958)	(14,894,522)	(34,385,190)	(21,586,491)	(48,077,854)
(59,660,200)	(139,270,997)	(34,072,575)	(60,953,369)	(60,579,338)	(196,267,084)
(2,521,369)	(6,738,972)	(1,833,700)	(4,055,582)	(1,730,026)	(3,695,112)
(4,411,249)	(11,790,425)	(2,505,879)	(5,435,111)	(2,508,474)	(5,130,996)
(3,430,344)	(18,209,560)	(2,278,275)	(5,497,821)	(290,570)	(9,535,593)
(99,464)	(810)	(480,971)	(1,013,726)	(44,153)	(55,369)
(46,293,833)	(113,864,478)	(12,244,468)	(17,993,623)	(8,011,998)	(15,044,007)
—	—	—	—	—	—

(245,619,436)	(632,669,104)	(122,487,127)	(260,570,904)	(158,039,253)	(433,988,858)

(314,498,580)	(749,801,402)	(159,854,952)	(328,866,270)	(158,039,253)	(438,784,721)

1,647,264,409	1,153,934,103	914,451,624	936,673,775	701,381,557	1,436,602,077
305,293,926	728,372,425	152,595,130	313,715,774	140,743,496	394,546,441
(2,061,708,502)	(1,662,415,361)	(947,564,098)	(971,932,216)	(1,140,267,603)	(2,238,189,742)

(109,150,167)	219,891,167	119,482,656	278,457,333	(298,142,550)	(407,041,224)

531,271,706	(218,315,005)	391,963,401	164,949,047	(11,042,944)	(856,494,156)

7,522,560,621	7,740,875,626	3,700,063,190	3,535,114,143	4,264,838,361	5,121,332,517

$8,053,832,327	$7,522,560,621	$4,092,026,591	$3,700,063,190	$4,253,795,417	$4,264,838,361

$10,313,806	$16,038,314	$2,849,838	$2,506,351	$(42,008,208)	$(31,151,060)

The accompanying notes are an integral part of these financial statements.

101

Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Healthcare Fund		The Hartford MidCap Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$(2,612,883)	$(7,144,550)	$(8,125,946)	$(13,654,178)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	69,224,126	133,738,464	238,980,938	207,994,145
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	163,488,874	(255,970,606)	805,803,022	(183,373,927)

Net Increase (Decrease) in Net Assets Resulting from Operations	230,100,117	(129,376,692)	1,036,658,014	10,966,040

Distributions to Shareholders:
From net investment income
Class A	—	(14,774,170)	—	—
Class B	—	(25,242)	—	—
Class C	—	(4,082,717)	—	—
Class I	—	(5,005,081)	—	—
Class R3	—	(769,269)	—	—
Class R4	—	(750,074)	—	—
Class R5	—	(91,495)	—	—
Class R6	—	—	—	—
Class Y	—	(201,575)	—	—
Class F	—	—	—	—

Total from net investment income	—	(25,699,623)	—	—

From net realized gain on investments
Class A	(69,928,950)	(107,831,184)	(64,829,502)	(151,263,105)
Class B	(212,371)	(805,010)	(713,744)	(2,305,048)
Class C	(27,701,127)	(42,275,066)	(25,554,276)	(59,112,629)
Class I	(19,440,293)	(31,312,364)	(63,591,553)	(52,220,276)
Class R3	(4,038,027)	(6,983,832)	(2,100,323)	(5,048,697)
Class R4	(3,354,329)	(5,716,159)	(4,670,316)	(9,199,730)
Class R5	(447,294)	(587,165)	(5,615,946)	(10,739,665)
Class R6	—	—	(763,492)	(457,136)
Class Y	(4,374,439)	(1,204,668)	(41,187,648)	(76,830,945)
Class F	—	—	—	—

Total from net realized gain on investments	(129,496,830)	(196,715,448)	(209,026,800)	(367,177,231)

Total distributions	(129,496,830)	(222,415,071)	(209,026,800)	(367,177,231)

Capital Share Transactions:
Sold	163,249,261	493,312,793	2,051,890,084	2,650,865,717
Issued on reinvestment of distributions	123,834,078	212,237,633	201,230,769	354,262,220
Redeemed	(343,166,964)	(595,881,708)	(1,131,202,939)	(1,288,292,852)

Net increase (decrease) from capital share transactions	(56,083,625)	109,668,718	1,121,917,914	1,716,835,085

Net Increase (Decrease) in Net Assets	44,519,662	(242,123,045)	1,949,549,128	1,360,623,894

Net Assets:
Beginning of period	1,380,298,938	1,622,421,983	6,343,377,777	4,982,753,883

End of period	$1,424,818,600	$1,380,298,938	$8,292,926,905	$6,343,377,777

Undistributed (distributions in excess of) net investment income	$(9,592,348)	$(6,979,465)	$(23,003,894)	$(14,877,948)

The accompanying notes are an integral part of these financial statements.

102

Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

The Hartford MidCap Value Fund		Hartford Small Cap Core Fund		The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$246,017	$1,004,976	$737,977	$1,861,275	$(738,925)	$(2,131,806)
6,318,814	34,651,046	10,114,196	(4,108,084)	28,698,138	7,265,224
52,130,264	(36,819,846)	17,739,808	7,401,701	129,010,275	(11,905,883)

58,695,095	(1,163,824)	28,591,981	5,154,892	156,969,488	(6,772,465)

(40,847)	(275,050)	(418,020)	(70,735)	—	—
—	—	—	—	—	—
—	—	(21,501)	—	—	—
(389,629)	(127,915)	(35,368)	(11,508)	—	—
—	—	(4,536)	—	—	—
(3,233)	(22,762)	(1,224)	(746)	—	—
(34,448)	(32,762)	(538)	(332)	—	—
—	—	—	—	—	—
(323,233)	(412,075)	(1,227,713)	(629,357)	—	—
—	—	—	—	—	—

(791,390)	(870,564)	(1,708,900)	(712,678)	—	—

(17,858,964)	(17,289,556)	—	(2,941,872)	(1,339,812)	(19,573,523)
(52,454)	(115,604)	—	(103,364)	(4,904)	(143,328)
(3,017,301)	(3,418,231)	—	(800,241)	(315,082)	(4,915,440)
(7,495,690)	(2,257,530)	—	(146,403)	(905,289)	(16,064,845)
(766,406)	(739,923)	—	(47,729)	(86,418)	(1,308,316)
(865,144)	(968,135)	—	(33,653)	(438,392)	(5,735,269)
(677,060)	(552,521)	—	(12,234)	(655,380)	(8,824,997)
—	—	—	—	(26,101)	(1,036)
(5,047,633)	(10,454,900)	—	(80,943)	(1,848,510)	(23,851,463)
—	—	—	—	—	—

(35,780,652)	(35,796,400)	—	(4,166,439)	(5,619,888)	(80,418,217)

(36,572,042)	(36,666,964)	(1,708,900)	(4,879,117)	(5,619,888)	(80,418,217)

207,384,940	181,911,321	110,962,449	134,821,557	144,029,124	187,622,376
35,808,806	35,755,123	1,700,741	4,755,718	5,330,601	75,835,823
(143,321,323)	(190,066,099)	(136,658,084)	(40,062,147)	(176,039,296)	(351,220,720)

99,872,423	27,600,345	(23,994,894)	99,515,128	(26,679,571)	(87,762,521)

121,995,476	(10,230,443)	2,888,187	99,790,903	124,670,029	(174,953,203)

480,445,566	490,676,009	171,133,440	71,342,537	849,376,589	1,024,329,792

$602,441,042	$480,445,566	$174,021,627	$171,133,440	$974,046,618	$849,376,589

$(96,863)	$448,510	$552,768	$1,523,691	$(2,890,272)	$(2,151,347)

The accompanying notes are an integral part of these financial statements.

103

Domestic Equity Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund		The Hartford Value Opportunities Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$(857,055)	$(4,519,278)	$1,371,014	$2,216,898
Net realized gain (loss) on investments and foreign currency transactions	16,102,675	(54,777,352)	5,723,595	1,400,711
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	61,709,549	15,918,264	19,593,133	6,510,233

Net Increase (Decrease) in Net Assets Resulting from Operations	76,955,169	(43,378,366)	26,687,742	10,127,842

Distributions to Shareholders:
From net investment income
Class A	—	—	(1,408,024)	(2,456,428)
Class B	—	—	—	(1,491)
Class C	—	—	(44,777)	(175,129)
Class I	—	—	(246,529)	(303,751)
Class R3	—	—	(11,182)	(28,706)
Class R4	—	—	(66,121)	(135,738)
Class R5	—	—	(20,935)	(38,022)
Class R6	—	—	—	—
Class Y	—	—	(10,432)	(26,215)
Class F	—	—	—	—

Total from net investment income	—	—	(1,808,000)	(3,165,480)

From net realized gain on investments
Class A	—	(42,671,700)	(1,476,132)	(13,581,630)
Class B	—	(411,283)	(5,882)	(135,988)
Class C	—	(5,940,781)	(204,689)	(1,994,652)
Class I	—	(8,856,960)	(167,555)	(1,450,185)
Class R3	—	(4,392,173)	(20,360)	(234,307)
Class R4	—	(4,976,118)	(69,171)	(770,995)
Class R5	—	(3,452,139)	(15,279)	(162,116)
Class R6	—	(1,073)	—	—
Class Y	—	(30,836,502)	(6,912)	(104,674)
Class F	—	—	—	—

Total from net realized gain on investments	—	(101,538,729)	(1,965,980)	(18,434,547)

Total distributions	—	(101,538,729)	(3,773,980)	(21,600,027)

Capital Share Transactions:
Sold	81,308,875	126,281,674	27,172,445	31,296,189
Issued on reinvestment of distributions	—	100,404,598	3,602,922	20,417,747
Redeemed	(180,267,589)	(411,920,528)	(46,184,113)	(79,219,286)

Net (decrease) from capital share transactions	(98,958,714)	(185,234,256)	(15,408,746)	(27,505,350)

Net Increase (Decrease) in Net Assets	(22,003,545)	(330,151,351)	7,505,016	(38,977,535)

Net Assets:
Beginning of period	492,355,236	822,506,587	243,906,742	282,884,277

End of period	$470,351,691	$492,355,236	$251,411,758	$243,906,742

Undistributed (distributions in excess of) net investment income	$(5,208,592)	$(4,351,537)	$1,370,284	$1,807,270

The accompanying notes are an integral part of these financial statements.

104

Domestic Equity Funds

Financial Highlights

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$34.49	$0.06	$4.51	$4.57	$(0.15)	$—	$(0.15)	$38.91	13.24	%(4)	$4,628,743	1.09	%(5)	1.09	%(5)	0.35	%(5)	60%
B	27.28	(0.09)	3.56	3.47	—	—	—	30.75	12.72	(4)	25,277	2.09	(5)	2.01	(5)	(0.59	)(5)	60
C	27.80	(0.06)	3.63	3.57	—	—	—	31.37	12.81	(4)	1,350,838	1.82	(5)	1.82	(5)	(0.39	)(5)	60
I	34.65	0.12	4.51	4.63	(0.26)	—	(0.26)	39.02	13.40	(4)	1,281,044	0.81	(5)	0.81	(5)	0.63	(5)	60
R3	37.38	0.01	4.88	4.89	(0.01)	—	(0.01)	42.26	13.07	(4)	100,758	1.42	(5)	1.40	(5)	0.04	(5)	60
R4	38.39	0.07	5.01	5.08	(0.07)	—	(0.07)	43.40	13.21	(4)	94,628	1.11	(5)	1.10	(5)	0.34	(5)	60
R5	39.15	0.13	5.11	5.24	(0.26)	—	(0.26)	44.13	13.41	(4)	49,666	0.81	(5)	0.80	(5)	0.64	(5)	60
R6	39.36	0.15	5.12	5.27	(0.29)	—	(0.29)	44.34	13.44	(4)	64,041	0.71	(5)	0.71	(5)	0.73	(5)	60
Y	39.36	0.15	5.12	5.27	(0.29)	—	(0.29)	44.34	13.44	(4)	182,745	0.71	(5)	0.71	(5)	0.71	(5)	60
F(6)	38.15	0.06	0.81	0.87	—	—	—	39.02	2.28	(4)	643,854	0.71	(5)	0.71	(5)	0.87	(5)	60

For the Year Ended October 31, 2016
A	$38.15	$0.13	$(0.57)	$(0.44)	$(0.12)	$(3.10)	$(3.22)	$34.49	(0.97)%		$4,609,594	1.11%		1.11	%(7)	0.39%		88%
B	31.00	(0.13)	(0.49)	(0.62)	—	(3.10)	(3.10)	27.28	(1.82)		58,647	2.00		2.00	(7)	(0.49)		88
C	31.48	(0.09)	(0.49)	(0.58)	—	(3.10)	(3.10)	27.80	(1.65)		1,420,171	1.83		1.83	(7)	(0.33)		88
I	38.31	0.24	(0.57)	(0.33)	(0.23)	(3.10)	(3.33)	34.65	(0.65)		1,225,026	0.81		0.81	(7)	0.70		88
R3	41.06	0.03	(0.61)	(0.58)	—	(3.10)	(3.10)	37.38	(1.26)		103,526	1.43		1.42	(7)	0.09		88
R4	42.07	0.15	(0.63)	(0.48)	(0.10)	(3.10)	(3.20)	38.39	(0.95)		100,426	1.12		1.12	(7)	0.39		88
R5	42.84	0.27	(0.64)	(0.37)	(0.22)	(3.10)	(3.32)	39.15	(0.65)		45,643	0.82		0.82	(7)	0.69		88
R6	43.03	0.33	(0.66)	(0.33)	(0.24)	(3.10)	(3.34)	39.36	(0.56)		57,432	0.72		0.72	(7)	0.85		88
Y	43.05	0.30	(0.63)	(0.33)	(0.26)	(3.10)	(3.36)	39.36	(0.55)		939,300	0.72		0.72	(7)	0.78		88

For the Year Ended October 31, 2015
A	$49.44	$0.13	$1.27	$1.40	$(0.13)	$(12.56)	$(12.69)	$38.15	4.20%		$5,453,502	1.09%		1.09%		0.34%		79%
B	42.72	(0.17)	1.01	0.84	—	(12.56)	(12.56)	31.00	3.30		158,610	1.97		1.97		(0.53)		79
C	43.13	(0.12)	1.03	0.91	—	(12.56)	(12.56)	31.48	3.47		1,799,846	1.81		1.81		(0.38)		79
I	49.60	0.26	1.26	1.52	(0.25)	(12.56)	(12.81)	38.31	4.53		1,736,395	0.78		0.78		0.66		79
R3	52.24	0.01	1.37	1.38	—	(12.56)	(12.56)	41.06	3.87		124,072	1.40		1.40		0.03		79
R4	53.19	0.14	1.41	1.55	(0.11)	(12.56)	(12.67)	42.07	4.18		179,454	1.10		1.10		0.33		79
R5	53.92	0.28	1.43	1.71	(0.23)	(12.56)	(12.79)	42.84	4.49		53,292	0.80		0.80		0.63		79
R6(8)	54.32	0.30	1.25	1.55	(0.28)	(12.56)	(12.84)	43.03	4.16	(4)	10	0.76	(5)	0.75	(5)	0.70	(5)	79
Y	54.12	0.32	1.45	1.77	(0.28)	(12.56)	(12.84)	43.05	4.60		1,253,378	0.70		0.70		0.73		79

For the Year Ended October 31, 2014
A	$45.91	$0.22	$5.31	$5.53	$(0.12)	$(1.88)	$(2.00)	$49.44	12.49%		$5,789,682	1.10%		1.10%		0.46%		111%
B	40.14	(0.16)	4.62	4.46	—	(1.88)	(1.88)	42.72	11.55		270,227	1.95		1.95		(0.39)		111
C	40.46	(0.11)	4.66	4.55	—	(1.88)	(1.88)	43.13	11.69		1,992,142	1.81		1.81		(0.26)		111
I	46.01	0.37	5.34	5.71	(0.24)	(1.88)	(2.12)	49.60	12.87		2,194,464	0.76		0.76		0.79		111
R3	48.42	0.08	5.62	5.70	—	(1.88)	(1.88)	52.24	12.16		136,576	1.40		1.40		0.16		111
R4	49.24	0.23	5.72	5.95	(0.12)	(1.88)	(2.00)	53.19	12.50		191,319	1.10		1.10		0.46		111
R5	49.80	0.37	5.81	6.18	(0.18)	(1.88)	(2.06)	53.92	12.82		59,285	0.80		0.80		0.72		111
Y	50.05	0.46	5.79	6.25	(0.30)	(1.88)	(2.18)	54.12	12.94		1,284,539	0.70		0.70		0.88		111

The accompanying notes are an integral part of these financial statements.

105

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Capital Appreciation Fund - (continued)
For the Year Ended October 31, 2013
A	$32.65	$0.18	$13.31	$13.49	$(0.23)	$—	$(0.23)	$45.91	41.56%		$5,796,609	1.14%		1.14%		0.46%		91%
B	28.60	(0.13)	11.67	11.54	—	—	—	40.14	40.35		381,022	1.99		1.99		(0.37)		91
C	28.80	(0.09)	11.76	11.67	(0.01)	—	(0.01)	40.46	40.55		1,940,617	1.85		1.85		(0.25)		91
I	32.72	0.31	13.33	13.64	(0.35)	—	(0.35)	46.01	42.02		2,019,281	0.84		0.84		0.82		91
R3	34.41	0.08	14.06	14.14	(0.13)	—	(0.13)	48.42	41.20		134,084	1.41		1.40		0.21		91
R4	34.98	0.21	14.28	14.49	(0.23)	—	(0.23)	49.24	41.63		184,618	1.10		1.10		0.51		91
R5	35.40	0.35	14.41	14.76	(0.36)	—	(0.36)	49.80	42.04		142,768	0.80		0.80		0.84		91
Y	35.58	0.39	14.48	14.87	(0.40)	—	(0.40)	50.05	42.17		1,348,160	0.70		0.70		0.91		91

For the Year Ended October 31, 2012(9)
A	$30.55	$0.25	$2.38	$2.63	$(0.53)	$—	$(0.53)	$32.65	8.84%		$4,859,760	1.16%		1.16%		0.63%		74%
B	26.76	(0.31)	2.40	2.09	(0.25)	—	(0.25)	28.60	7.93		391,388	2.01		2.00		(0.23)		74
C	26.94	(0.16)	2.31	2.15	(0.29)	—	(0.29)	28.80	8.11		1,642,578	1.87		1.87		(0.09)		74
I	30.61	0.36	2.37	2.73	(0.62)	—	(0.62)	32.72	9.19		3,024,465	0.86		0.86		0.93		74
R3	32.17	0.10	2.61	2.71	(0.47)	—	(0.47)	34.41	8.59		122,235	1.41		1.40		0.39		74
R4	32.68	0.28	2.57	2.85	(0.55)	—	(0.55)	34.98	8.92		168,689	1.11		1.10		0.68		74
R5	33.09	0.40	2.58	2.98	(0.67)	—	(0.67)	35.40	9.25		185,705	0.80		0.80		1.00		74
Y	33.26	0.55	2.47	3.02	(0.70)	—	(0.70)	35.58	9.36		1,304,963	0.70		0.70		1.09		74

Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$23.87	$0.10	$2.71	$2.81	$(0.12)	$(0.19)	$(0.31)	$26.37	11.89	%(4)	$655,830	0.76	%(5)	0.76	%(5)	0.80	%(5)	19%
B	21.99	0.01	2.50	2.51	—	(0.19)	(0.19)	24.31	11.48	(4)	278	1.99	(5)	1.54	(5)	0.05	(5)	19
C	21.94	0.01	2.50	2.51	(0.02)	(0.19)	(0.21)	24.24	11.51	(4)	321,181	1.50	(5)	1.50	(5)	0.05	(5)	19
I	23.93	0.13	2.73	2.86	(0.19)	(0.19)	(0.38)	26.41	12.07	(4)	1,053,790	0.52	(5)	0.52	(5)	1.03	(5)	19
R3	24.18	0.06	2.76	2.82	(0.10)	(0.19)	(0.29)	26.71	11.76	(4)	47,413	1.11	(5)	1.09	(5)	0.46	(5)	19
R4	24.54	0.10	2.79	2.89	(0.14)	(0.19)	(0.33)	27.10	11.89	(4)	173,233	0.80	(5)	0.79	(5)	0.76	(5)	19
R5	24.10	0.13	2.76	2.89	(0.20)	(0.19)	(0.39)	26.60	12.06	(4)	158,881	0.50	(5)	0.49	(5)	1.06	(5)	19
R6	24.19	0.14	2.76	2.90	(0.21)	(0.19)	(0.40)	26.69	12.11	(4)	62,263	0.41	(5)	0.41	(5)	1.12	(5)	19
Y	24.20	0.16	2.74	2.90	(0.21)	(0.19)	(0.40)	26.70	12.11	(4)	131,765	0.40	(5)	0.40	(5)	1.23	(5)	19
F(6)	26.05	0.02	0.34	0.36	—	—	—	26.41	1.38	(4)	290,912	0.41	(5)	0.41	(5)	0.43	(5)	19

For the Year Ended October 31, 2016
A	$24.05	$0.15	$0.13	$0.28	$(0.03)	$(0.43)	$(0.46)	$23.87	1.21%		$703,896	0.80%		0.80	%(10)	0.64%		29%
B	22.33	(0.02)	0.11	0.09	—	(0.43)	(0.43)	21.99	0.43		766	1.96		1.55	(10)	(0.10)		29
C	22.27	(0.03)	0.13	0.10	—	(0.43)	(0.43)	21.94	0.47		281,383	1.55		1.55	(10)	(0.12)		29
I	24.09	0.21	0.13	0.34	(0.07)	(0.43)	(0.50)	23.93	1.47		749,824	0.55		0.55	(10)	0.88		29
R3	24.44	0.08	0.13	0.21	(0.04)	(0.43)	(0.47)	24.18	0.89		36,012	1.14		1.10	(10)	0.33		29
R4	24.73	0.15	0.14	0.29	(0.05)	(0.43)	(0.48)	24.54	1.21		144,490	0.83		0.80	(10)	0.63		29
R5	24.25	0.22	0.14	0.36	(0.08)	(0.43)	(0.51)	24.10	1.52		121,871	0.53		0.50	(10)	0.93		29
R6	24.33	0.24	0.13	0.37	(0.08)	(0.43)	(0.51)	24.19	1.55		32,059	0.43		0.43	(10)	1.00		29
Y	24.33	0.24	0.13	0.37	(0.07)	(0.43)	(0.50)	24.20	1.58		281,692	0.43		0.43	(10)	0.99		29

The accompanying notes are an integral part of these financial statements.

106

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Core Equity Fund - (continued)
For the Year Ended October 31, 2015
A	$22.00	$0.13	$2.21	$2.34	$—	$(0.29)	$(0.29)	$24.05	10.75%		$267,237	1.03%		0.92%		0.55%		33%
B	20.60	(0.05)	2.07	2.02	—	(0.29)	(0.29)	22.33	9.92		1,614	2.18		1.74		(0.23)		33
C	20.54	(0.04)	2.06	2.02	—	(0.29)	(0.29)	22.27	9.95		73,070	1.73		1.62		(0.17)		33
I(11)	23.30	0.12	0.67	0.79	—	—	—	24.09	3.39	(4)	136,641	0.66	(5)	0.50	(5)	0.85	(5)	33
R3	22.41	0.06	2.26	2.32	—	(0.29)	(0.29)	24.44	10.46		5,081	1.34		1.16		0.27		33
R4	22.60	0.13	2.29	2.42	—	(0.29)	(0.29)	24.73	10.82		22,020	0.98		0.82		0.54		33
R5	22.72	0.20	2.26	2.46	(0.64)	(0.29)	(0.93)	24.25	11.10		26,977	0.64		0.49		0.84		33
R6(11)	23.53	0.11	0.69	0.80	—	—	—	24.33	3.40	(4)	597	0.57	(5)	0.45	(5)	0.78	(5)	33
Y	22.79	0.21	2.27	2.48	(0.65)	(0.29)	(0.94)	24.33	11.15		18,802	0.57		0.50		0.90		33

For the Year Ended October 31, 2014
A	$18.77	$0.03	$3.26	$3.29	$(0.06)	$—	$(0.06)	$22.00	17.56%		$126,308	1.37%		1.31%		0.16%		60%
B	17.66	(0.12)	3.06	2.94	—	—	—	20.60	16.65		1,898	2.49		2.10		(0.62)		60
C	17.59	(0.10)	3.05	2.95	—	—	—	20.54	16.77		19,798	2.06		2.00		(0.53)		60
R3	19.14	(0.01)	3.32	3.31	(0.04)	—	(0.04)	22.41	17.30		481	1.70		1.50		(0.05)		60
R4	19.20	0.05	3.35	3.40	—	—	—	22.60	17.71		889	1.34		1.20		0.21		60
R5	19.38	0.12	3.36	3.48	(0.14)	—	(0.14)	22.72	18.03		374	1.04		0.90		0.56		60
Y	19.44	0.13	3.37	3.50	(0.15)	—	(0.15)	22.79	18.07		2,486	0.91		0.85		0.62		60

For the Year Ended October 31, 2013
A	$14.57	$0.11	$4.24	$4.35	$(0.15)	$—	$(0.15)	$18.77	30.12%		$103,104	1.40%		1.35%		0.68%		28%
B	13.70	(0.01)	3.99	3.98	(0.02)	—	(0.02)	17.66	29.10		2,480	2.50		2.10		(0.04)		28
C	13.66	—	3.98	3.98	(0.05)	—	(0.05)	17.59	29.19		15,324	2.07		2.04		(0.01)		28
R3	14.86	0.09	4.32	4.41	(0.13)	—	(0.13)	19.14	29.88		330	1.69		1.50		0.51		28
R4	14.91	0.12	4.34	4.46	(0.17)	—	(0.17)	19.20	30.24		1,227	1.29		1.20		0.69		28
R5	15.04	0.19	4.37	4.56	(0.22)	—	(0.22)	19.38	30.68		204	1.00		0.90		1.12		28
Y	15.05	0.20	4.38	4.58	(0.19)	—	(0.19)	19.44	30.73		1,963	0.88		0.85		1.19		28
For the Year Ended October 31, 2012
A	$12.77	$0.09	$1.74	$1.83	$(0.03)	$—	$(0.03)	$14.57	14.39%		$83,534	1.44%		1.35%		0.69%		46%
B	12.07	(0.01)	1.64	1.63	—	—	—	13.70	13.50		2,761	2.50		2.10		(0.08)		46
C	12.03	(0.01)	1.64	1.63	—	—	—	13.66	13.55		11,913	2.09		2.09		(0.06)		46
R3	13.05	0.08	1.77	1.85	(0.04)	—	(0.04)	14.86	14.22		209	1.70		1.50		0.53		46
R4	13.07	0.12	1.78	1.90	(0.06)	—	(0.06)	14.91	14.57		167	1.31		1.20		0.85		46
R5	13.18	0.16	1.79	1.95	(0.09)	—	(0.09)	15.04	14.93		144	1.01		0.90		1.14		46
Y	13.20	0.15	1.80	1.95	(0.10)	—	(0.10)	15.05	14.90		1,594	0.85		0.85		1.04		46

The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$23.49	$0.19	$2.82	$3.01	$(0.21)	$(0.79)	$(1.00)	$25.50	12.88	%(4)	$3,602,163	1.00	%(5)	1.00	%(5)	1.53	%(5)	12%
B	23.04	0.08	2.76	2.84	(0.05)	(0.79)	(0.84)	25.04	12.44	(4)	8,290	2.07	(5)	1.94	(5)	0.70	(5)	12
C	22.80	0.09	2.74	2.83	(0.12)	(0.79)	(0.91)	24.72	12.52	(4)	458,360	1.74	(5)	1.74	(5)	0.79	(5)	12
I	23.38	0.21	2.80	3.01	(0.23)	(0.79)	(1.02)	25.37	13.01	(4)	2,097,071	0.80	(5)	0.80	(5)	1.72	(5)	12
R3	23.75	0.15	2.84	2.99	(0.16)	(0.79)	(0.95)	25.79	12.71	(4)	80,657	1.35	(5)	1.35	(5)	1.19	(5)	12
R4	23.89	0.19	2.86	3.05	(0.20)	(0.79)	(0.99)	25.95	12.89	(4)	146,508	1.05	(5)	1.05	(5)	1.48	(5)	12
R5	23.97	0.22	2.88	3.10	(0.24)	(0.79)	(1.03)	26.04	13.06	(4)	124,073	0.74	(5)	0.74	(5)	1.78	(5)	12
R6	23.97	0.23	2.88	3.11	(0.25)	(0.79)	(1.04)	26.04	13.11	(4)	4,488	0.65	(5)	0.65	(5)	1.84	(5)	12
Y	23.97	0.25	2.87	3.12	(0.25)	(0.79)	(1.04)	26.05	13.15	(4)	553,493	0.65	(5)	0.65	(5)	2.00	(5)	12
F(6)	25.51	0.02	(0.04)	(0.02)	(0.11)	—	(0.11)	25.38	13.10	(4)	978,730	0.64	(5)	0.64	(5)	0.55	(5)	12

The accompanying notes are an integral part of these financial statements.

107

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund - (continued)
For the Year Ended October 31, 2016
A	$24.99	$0.37	$0.50	$0.87	$(0.34)	$(2.03)	$(2.37)	$23.49	4.12%	$3,501,684	1.03%	1.03	%(12)	1.59%	22%
B	24.55	0.16	0.47	0.63	(0.11)	(2.03)	(2.14)	23.04	3.12	19,716	2.01	1.96	(12)	0.71	22
C	24.34	0.19	0.47	0.66	(0.17)	(2.03)	(2.20)	22.80	3.31	437,961	1.77	1.77	(12)	0.85	22
I	24.89	0.41	0.50	0.91	(0.39)	(2.03)	(2.42)	23.38	4.31	1,779,168	0.83	0.83	(12)	1.78	22
R3	25.24	0.29	0.51	0.80	(0.26)	(2.03)	(2.29)	23.75	3.78	79,400	1.36	1.36	(12)	1.26	22
R4	25.37	0.37	0.51	0.88	(0.33)	(2.03)	(2.36)	23.89	4.10	136,673	1.06	1.06	(12)	1.56	22
R5	25.44	0.44	0.51	0.95	(0.39)	(2.03)	(2.42)	23.97	4.41	104,487	0.76	0.76	(12)	1.89	22
R6	25.44	0.42	0.55	0.97	(0.41)	(2.03)	(2.44)	23.97	4.48	2,964	0.66	0.66	(12)	1.76	22
Y	25.45	0.46	0.51	0.97	(0.42)	(2.03)	(2.45)	23.97	4.50	1,460,506	0.66	0.66	(12)	1.95	22

For the Year Ended October 31, 2015
A	$27.05	$0.36	$0.23	$0.59	$(0.35)	$(2.30)	$(2.65)	$24.99	2.46%	$3,724,804	1.02%	1.02%		1.43%	23%
B	26.59	0.14	0.22	0.36	(0.10)	(2.30)	(2.40)	24.55	1.54	44,909	1.97	1.92		0.54	23
C	26.42	0.17	0.23	0.40	(0.18)	(2.30)	(2.48)	24.34	1.70	467,006	1.76	1.76		0.69	23
I	26.95	0.41	0.23	0.64	(0.40)	(2.30)	(2.70)	24.89	2.67	1,715,056	0.81	0.81		1.64	23
R3	27.29	0.28	0.24	0.52	(0.27)	(2.30)	(2.57)	25.24	2.12	85,736	1.35	1.35		1.10	23
R4	27.42	0.36	0.23	0.59	(0.34)	(2.30)	(2.64)	25.37	2.42	150,367	1.04	1.04		1.41	23
R5	27.49	0.44	0.23	0.67	(0.42)	(2.30)	(2.72)	25.44	2.73	229,206	0.74	0.74		1.70	23
R6	27.81	0.43	(0.05)	0.38	(0.45)	(2.30)	(2.75)	25.44	1.64 (4)	10	0.71 (5)	0.70	(5)	1.71 (5)	23
Y	27.50	0.46	0.24	0.70	(0.45)	(2.30)	(2.75)	25.45	2.83	1,323,782	0.64	0.64		1.80	23

For the Year Ended October 31, 2014
A	$25.28	$0.36	$3.43	$3.79	$(0.36)	$(1.66)	$(2.02)	$27.05	16.01%	$3,780,786	1.02%	1.02%		1.40%	23%
B	24.88	0.13	3.35	3.48	(0.11)	(1.66)	(1.77)	26.59	14.91	74,126	1.96	1.94		0.50	23
C	24.75	0.16	3.35	3.51	(0.18)	(1.66)	(1.84)	26.42	15.12	467,932	1.77	1.77		0.65	23
I	25.20	0.41	3.42	3.83	(0.42)	(1.66)	(2.08)	26.95	16.22	1,883,434	0.81	0.81		1.60	23
R3	25.49	0.28	3.45	3.73	(0.27)	(1.66)	(1.93)	27.29	15.61	91,839	1.35	1.35		1.07	23
R4	25.60	0.36	3.47	3.83	(0.35)	(1.66)	(2.01)	27.42	15.98	159,018	1.04	1.04		1.37	23
R5	25.66	0.44	3.48	3.92	(0.43)	(1.66)	(2.09)	27.49	16.32	226,236	0.74	0.74		1.68	23
Y	25.67	0.47	3.48	3.95	(0.46)	(1.66)	(2.12)	27.50	16.42	1,340,941	0.64	0.64		1.81	23

For the Year Ended October 31, 2013
A	$20.87	$0.36	$4.75	$5.11	$(0.35)	$(0.35)	$(0.70)	$25.28	25.17%	$3,454,165	1.05%	1.05%		1.57%	30%
B	20.54	0.16	4.68	4.84	(0.15)	(0.35)	(0.50)	24.88	24.08	98,179	2.00	1.95		0.71	30
C	20.45	0.19	4.65	4.84	(0.19)	(0.35)	(0.54)	24.75	24.26	411,405	1.79	1.79		0.83	30
I	20.80	0.41	4.74	5.15	(0.40)	(0.35)	(0.75)	25.20	25.48	1,581,081	0.83	0.83		1.79	30
R3	21.04	0.29	4.80	5.09	(0.29)	(0.35)	(0.64)	25.49	24.79	87,399	1.35	1.35		1.27	30
R4	21.12	0.37	4.82	5.19	(0.36)	(0.35)	(0.71)	25.60	25.21	139,811	1.05	1.05		1.58	30
R5	21.17	0.43	4.83	5.26	(0.42)	(0.35)	(0.77)	25.66	25.57	199,409	0.75	0.75		1.85	30
Y	21.18	0.46	4.83	5.29	(0.45)	(0.35)	(0.80)	25.67	25.68	1,596,519	0.65	0.65		1.99	30

For the Year Ended October 31, 2012(9)
A	$18.61	$0.34	$2.26	$2.60	$(0.34)	$—	$(0.34)	$20.87	14.07%	$2,942,844	1.08%	1.08%		1.69%	28%
B	18.32	0.17	2.21	2.38	(0.16)	—	(0.16)	20.54	13.03	108,710	2.02	1.95		0.84	28
C	18.25	0.18	2.22	2.40	(0.20)	—	(0.20)	20.45	13.20	340,069	1.82	1.82		0.94	28
I	18.56	0.40	2.23	2.63	(0.39)	—	(0.39)	20.80	14.30	1,341,707	0.81	0.81		1.96	28
R3	18.76	0.28	2.29	2.57	(0.29)	—	(0.29)	21.04	13.77	72,926	1.36	1.35		1.40	28
R4	18.84	0.34	2.29	2.63	(0.35)	—	(0.35)	21.12	14.04	122,160	1.05	1.05		1.68	28
R5	18.88	0.39	2.30	2.69	(0.40)	—	(0.40)	21.17	14.39	142,940	0.75	0.75		1.99	28
Y	18.88	0.41	2.31	2.72	(0.42)	—	(0.42)	21.18	14.55	1,556,898	0.65	0.65		2.08	28

The accompanying notes are an integral part of these financial statements.

108

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$17.97	$0.18	$1.90	$2.08	$(0.17)	$(0.60)	$(0.77)	$19.28	11.74	%(4)	$1,691,617	1.01	%(5)	1.01	%(5)	1.90	%(5)	9%
B	18.00	0.17	1.89	2.06	(0.15)	(0.60)	(0.75)	19.31	11.57	(4)	3,257	1.20	(5)	1.20	(5)	1.80	(5)	9
C	17.89	0.11	1.89	2.00	(0.11)	(0.60)	(0.71)	19.18	11.28	(4)	463,910	1.74	(5)	1.74	(5)	1.17	(5)	9
I	17.89	0.20	1.89	2.09	(0.20)	(0.60)	(0.80)	19.18	11.81	(4)	1,271,355	0.77	(5)	0.77	(5)	2.11	(5)	9
R3	17.99	0.14	1.91	2.05	(0.14)	(0.60)	(0.74)	19.30	11.53	(4)	55,823	1.37	(5)	1.37	(5)	1.54	(5)	9
R4	18.02	0.17	1.90	2.07	(0.17)	(0.60)	(0.77)	19.32	11.62	(4)	81,638	1.06	(5)	1.06	(5)	1.84	(5)	9
R5	18.09	0.20	1.92	2.12	(0.20)	(0.60)	(0.80)	19.41	11.85	(4)	75,004	0.76	(5)	0.76	(5)	2.15	(5)	9
R6	18.13	0.21	1.92	2.13	(0.21)	(0.60)	(0.81)	19.45	11.88	(4)	22,185	0.66	(5)	0.66	(5)	2.19	(5)	9
Y	18.13	0.23	1.91	2.14	(0.21)	(0.60)	(0.81)	19.46	11.94	(4)	128,839	0.66	(5)	0.66	(5)	2.48	(5)	9
F(6)	19.22	(0.01)	0.08	0.07	(0.11)	—	(0.11)	19.18	0.34	(4)	298,400	0.66	(5)	0.66	(5)	(0.19	)(5)	9

For the Year Ended October 31, 2016
A	$18.70	$0.36	$0.64	$1.00	$(0.33)	$(1.40)	$(1.73)	$17.97	6.13%		$1,676,572	1.04%		1.04%		2.03%		14%
B	18.72	0.34	0.64	0.98	(0.30)	(1.40)	(1.70)	18.00	6.01		6,930	1.18		1.18		1.95		14
C	18.61	0.23	0.65	0.88	(0.20)	(1.40)	(1.60)	17.89	5.45		452,909	1.76		1.76		1.30		14
I	18.62	0.39	0.66	1.05	(0.38)	(1.40)	(1.78)	17.89	6.45		966,338	0.78		0.78		2.25		14
R3	18.72	0.30	0.64	0.94	(0.27)	(1.40)	(1.67)	17.99	5.77		54,732	1.38		1.38		1.68		14
R4	18.74	0.35	0.65	1.00	(0.32)	(1.40)	(1.72)	18.02	6.14		76,745	1.07		1.07		1.98		14
R5	18.81	0.41	0.64	1.05	(0.37)	(1.40)	(1.77)	18.09	6.42		65,276	0.77		0.77		2.31		14
R6	18.84	0.42	0.66	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		14,551	0.67		0.67		2.38		14
Y	18.84	0.41	0.67	1.08	(0.39)	(1.40)	(1.79)	18.13	6.57		386,011	0.67		0.67		2.35		14

For the Year Ended October 31, 2015
A	$19.04	$0.35	$0.18	$0.53	$(0.35)	$(0.52)	$(0.87)	$18.70	2.95%		$1,757,486	1.02%		1.02%		1.87%		20%
B	19.05	0.33	0.18	0.51	(0.32)	(0.52)	(0.84)	18.72	2.82		13,915	1.16		1.16		1.75		20
C	18.96	0.21	0.18	0.39	(0.22)	(0.52)	(0.74)	18.61	2.18		461,099	1.76		1.76		1.12		20
I	18.97	0.40	0.17	0.57	(0.40)	(0.52)	(0.92)	18.62	3.18		835,297	0.76		0.76		2.13		20
R3	19.06	0.29	0.18	0.47	(0.29)	(0.52)	(0.81)	18.72	2.61		56,026	1.36		1.36		1.52		20
R4	19.08	0.34	0.18	0.52	(0.34)	(0.52)	(0.86)	18.74	2.92		74,473	1.06		1.06		1.82		20
R5	19.15	0.40	0.18	0.58	(0.40)	(0.52)	(0.92)	18.81	3.22		76,741	0.76		0.76		2.15		20
R6(8)	19.39	0.35	0.04	0.39	(0.42)	(0.52)	(0.94)	18.84	2.20	(4)	13,902	0.69	(5)	0.69	(5)	1.93	(5)	20
Y	19.19	0.42	0.17	0.59	(0.42)	(0.52)	(0.94)	18.84	3.26		246,177	0.66		0.66		2.22		20

For the Year Ended October 31, 2014
A	$17.83	$0.34	$1.76	$2.10	$(0.33)	$(0.56)	$(0.89)	$19.04	12.19%		$1,951,760	1.03%		1.03%		1.83%		13%
B	17.82	0.32	1.77	2.09	(0.30)	(0.56)	(0.86)	19.05	12.15		21,619	1.16		1.16		1.72		13
C	17.77	0.20	1.75	1.95	(0.20)	(0.56)	(0.76)	18.96	11.36		458,695	1.76		1.76		1.08		13
I	17.76	0.38	1.77	2.15	(0.38)	(0.56)	(0.94)	18.97	12.54		903,048	0.76		0.76		2.07		13
R3	17.85	0.27	1.77	2.04	(0.27)	(0.56)	(0.83)	19.06	11.81		58,349	1.37		1.37		1.47		13
R4	17.87	0.33	1.76	2.09	(0.32)	(0.56)	(0.88)	19.08	12.13		76,746	1.06		1.06		1.78		13
R5	17.93	0.38	1.78	2.16	(0.38)	(0.56)	(0.94)	19.15	12.47		91,827	0.76		0.76		2.08		13
Y	17.96	0.40	1.79	2.19	(0.40)	(0.56)	(0.96)	19.19	12.61		236,502	0.66		0.66		2.17		13

The accompanying notes are an integral part of these financial statements.

109

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Equity Income Fund - (continued)
For the Year Ended October 31, 2013
A	$14.81	$0.32	$3.23	$3.55	$(0.31)	$(0.22)	$(0.53)	$17.83	24.56%		$1,746,629	1.06%		1.06%		1.98%		17%
B	14.78	0.23	3.22	3.45	(0.19)	(0.22)	(0.41)	17.82	23.87		27,131	1.65		1.65		1.44		17
C	14.77	0.20	3.22	3.42	(0.20)	(0.22)	(0.42)	17.77	23.67		336,264	1.79		1.79		1.20		17
I	14.75	0.36	3.22	3.58	(0.35)	(0.22)	(0.57)	17.76	24.93		648,568	0.78		0.78		2.18		17
R3	14.83	0.27	3.23	3.50	(0.26)	(0.22)	(0.48)	17.85	24.17		47,928	1.38		1.38		1.62		17
R4	14.84	0.31	3.25	3.56	(0.31)	(0.22)	(0.53)	17.87	24.58		65,286	1.08		1.08		1.89		17
R5	14.88	0.35	3.27	3.62	(0.35)	(0.22)	(0.57)	17.93	24.99		72,270	0.77		0.77		2.06		17
Y	14.90	0.39	3.26	3.65	(0.37)	(0.22)	(0.59)	17.96	25.13		167,906	0.67		0.67		2.35		17

For the Year Ended October 31, 2012(9)
A	$12.93	$0.29	$1.89	$2.18	$(0.30)	$—	$(0.30)	$14.81	17.00%		$1,195,106	1.11%		1.11%		2.12%		27%
B	12.91	0.18	1.86	2.04	(0.14)	—	(0.14)	14.78	15.90		27,731	2.00		2.00		1.27		27
C	12.91	0.19	1.88	2.07	(0.21)	—	(0.21)	14.77	16.13		160,153	1.84		1.84		1.35		27
I	12.89	0.31	1.89	2.20	(0.34)	—	(0.34)	14.75	17.25		244,794	0.81		0.81		2.31		27
R3	12.96	0.24	1.90	2.14	(0.27)	—	(0.27)	14.83	16.63		23,077	1.42		1.42		1.72		27
R4	12.97	0.28	1.89	2.17	(0.30)	—	(0.30)	14.84	16.90		24,672	1.11		1.11		2.01		27
R5	12.99	0.32	1.91	2.23	(0.34)	—	(0.34)	14.88	17.33		8,931	0.82		0.82		2.48		27
Y	13.01	0.55	1.69	2.24	(0.35)	—	(0.35)	14.90	17.41		74,613	0.72		0.72		2.68		27

The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$37.66	$(0.10)	$4.17	$4.07	$—	$(1.40)	$(1.40)	$40.33	11.21	%(4)	$1,749,964	1.12	%(5)	1.12	%(5)	(0.55	)%(5)	70%
B	25.69	(0.19)	2.79	2.60	—	(1.40)	(1.40)	26.89	10.69	(4)	1,506	2.31	(5)	2.05	(5)	(1.48	)(5)	70
C	26.03	(0.17)	2.83	2.66	—	(1.40)	(1.40)	27.29	10.79	(4)	397,430	1.87	(5)	1.87	(5)	(1.30	)(5)	70
I	39.00	(0.07)	4.34	4.27	—	(1.40)	(1.40)	41.87	11.31	(4)	1,726,407	0.92	(5)	0.92	(5)	(0.35	)(5)	70
R3	37.96	(0.17)	4.21	4.04	—	(1.40)	(1.40)	40.60	11.01	(4)	50,071	1.46	(5)	1.45	(5)	(0.88	)(5)	70
R4	39.50	(0.12)	4.39	4.27	—	(1.40)	(1.40)	42.37	11.17	(4)	72,828	1.16	(5)	1.15	(5)	(0.58	)(5)	70
R5	40.78	(0.05)	4.54	4.49	—	(1.40)	(1.40)	43.87	11.36	(4)	11,939	0.86	(5)	0.85	(5)	(0.27	)(5)	70
R6	41.21	(0.04)	4.59	4.55	—	(1.40)	(1.40)	44.36	11.41	(4)	2,209	0.76	(5)	0.76	(5)	(0.20	)(5)	70
Y	41.23	(0.04)	4.60	4.56	—	(1.40)	(1.40)	44.39	11.41	(4)	90,470	0.76	(5)	0.76	(5)	(0.18	)(5)	70
F(6)	40.07	(0.02)	1.83	1.81	—	—	—	41.88	4.49	(4)	150,973	0.75	(5)	0.75	(5)	(0.22	)(5)	70

For the Year Ended October 31, 2016
A	$40.68	$(0.20)	$0.55	$0.35	$—	$(3.37)	$(3.37)	$37.66	1.04%		$1,747,532	1.14%		1.14	%(13)	(0.55)%		117%
B	29.08	(0.37)	0.35	(0.02)	—	(3.37)	(3.37)	25.69	0.09		4,249	2.09		2.06	(13)	(1.45)		117
C	29.37	(0.33)	0.36	0.03	—	(3.37)	(3.37)	26.03	0.28		420,107	1.89		1.89	(13)	(1.29)		117
I	41.98	(0.12)	0.57	0.45	(0.06)	(3.37)	(3.43)	39.00	1.25		1,726,408	0.93		0.93	(13)	(0.32)		117
R3	41.11	(0.33)	0.55	0.22	—	(3.37)	(3.37)	37.96	0.71		47,559	1.47		1.47	(13)	(0.87)		117
R4	42.51	(0.22)	0.58	0.36	—	(3.37)	(3.37)	39.50	1.02		72,213	1.17		1.17	(13)	(0.57)		117
R5	43.73	(0.08)	0.57	0.49	(0.07)	(3.37)	(3.44)	40.78	1.30		14,791	0.87		0.86	(13)	(0.20)		117
R6	44.15	(0.07)	0.61	0.54	(0.11)	(3.37)	(3.48)	41.21	1.40		942	0.77		0.77	(13)	(0.17)		117
Y	44.17	(0.08)	0.62	0.54	(0.11)	(3.37)	(3.48)	41.23	1.40		231,037	0.77		0.77	(13)	(0.19)		117

The accompanying notes are an integral part of these financial statements.

110

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Growth Opportunities Fund - (continued)
For the Year Ended October 31, 2015
A	$43.76	$(0.17)	$4.82	$4.65	$—	$(7.73)	$(7.73)	$40.68	12.72%	$1,853,433	1.12%	1.12%	(0.42)%		93%
B	33.71	(0.39)	3.49	3.10	—	(7.73)	(7.73)	29.08	11.72	15,256	2.04	2.03	(1.32)		93
C	33.91	(0.34)	3.53	3.19	—	(7.73)	(7.73)	29.37	11.95	401,542	1.86	1.86	(1.17)		93
I	44.82	(0.09)	4.98	4.89	—	(7.73)	(7.73)	41.98	12.99	2,433,134	0.89	0.89	(0.21)		93
R3	44.25	(0.31)	4.90	4.59	—	(7.73)	(7.73)	41.11	12.39	44,347	1.45	1.45	(0.76)		93
R4	45.39	(0.19)	5.04	4.85	—	(7.73)	(7.73)	42.51	12.70	60,775	1.15	1.15	(0.45)		93
R5	46.36	(0.07)	5.17	5.10	—	(7.73)	(7.73)	43.73	13.02	123,897	0.84	0.84	(0.15)		93
R6(8)	47.09	(0.06)	4.85	4.79	—	(7.73)	(7.73)	44.15	12.16 (4)	11	0.82 (5)	0.82 (5)	(0.14	)(5)	93
Y	46.70	(0.04)	5.24	5.20	—	(7.73)	(7.73)	44.17	13.16	188,938	0.75	0.75	(0.09)		93

For the Year Ended October 31, 2014
A	$38.68	$(0.13)	$6.72	$6.59	$—	$(1.51)	$(1.51)	$43.76	17.63%	$1,497,082	1.15%	1.15%	(0.33)%		136	%(14)
B	30.38	(0.37)	5.21	4.84	—	(1.51)	(1.51)	33.71	16.65	22,277	2.07	2.02	(1.18)		136	(14)
C	30.51	(0.33)	5.24	4.91	—	(1.51)	(1.51)	33.91	16.81	251,628	1.88	1.88	(1.05)		136	(14)
I	39.49	(0.04)	6.88	6.84	—	(1.51)	(1.51)	44.82	17.92	1,733,488	0.91	0.91	(0.09)		136	(14)
R3	39.21	(0.26)	6.81	6.55	—	(1.51)	(1.51)	44.25	17.28	29,954	1.46	1.45	(0.62)		136	(14)
R4	40.06	(0.14)	6.98	6.84	—	(1.51)	(1.51)	45.39	17.65	52,498	1.15	1.15	(0.32)		136	(14)
R5	40.76	(0.02)	7.13	7.11	—	(1.51)	(1.51)	46.36	18.02	102,841	0.85	0.85	(0.05)		136	(14)
Y	41.02	0.03	7.16	7.19	—	(1.51)	(1.51)	46.70	18.11	68,001	0.75	0.75	0.08		136	(14)

For the Year Ended October 31, 2013
A	$29.60	$(0.10)	$9.18	$9.08	$—	$—	$—	$38.68	30.68%	$982,699	1.19%	1.19%	(0.30)%		120	%(15)
B	23.43	(0.28)	7.23	6.95	—	—	—	30.38	29.66	24,296	2.11	1.96	(1.05)		120	(15)
C	23.52	(0.27)	7.26	6.99	—	—	—	30.51	29.72	176,392	1.90	1.90	(1.01)		120	(15)
I	30.14	(0.01)	9.36	9.35	—	—	—	39.49	31.02	1,288,778	0.92	0.92	(0.03)		120	(15)
R3	30.09	(0.19)	9.31	9.12	—	—	—	39.21	30.31	24,924	1.46	1.45	(0.56)		120	(15)
R4	30.64	(0.09)	9.51	9.42	—	—	—	40.06	30.74	44,353	1.15	1.15	(0.25)		120	(15)
R5	31.09	0.01	9.66	9.67	—	—	—	40.76	31.10	20,243	0.85	0.85	0.04		120	(15)
Y	31.25	0.05	9.72	9.77	—	—	—	41.02	31.26	57,712	0.75	0.75	0.14		120	(15)

For the Year Ended October 31, 2012
A	$25.98	$(0.15)	$3.77	$3.62	$—	$—	$—	$29.60	13.93%	$748,795	1.23%	1.21%	(0.54)%		116%
B	20.72	(0.28)	2.99	2.71	—	—	—	23.43	13.08	23,529	2.15	1.96	(1.29)		116
C	20.80	(0.28)	3.00	2.72	—	—	—	23.52	13.08	123,174	1.93	1.93	(1.26)		116
I	26.39	(0.08)	3.83	3.75	—	—	—	30.14	14.21	893,563	0.95	0.95	(0.28)		116
R3	26.48	(0.22)	3.83	3.61	—	—	—	30.09	13.63	17,259	1.48	1.45	(0.78)		116
R4	26.89	(0.14)	3.89	3.75	—	—	—	30.64	13.95	38,458	1.16	1.15	(0.47)		116
R5	27.20	(0.05)	3.94	3.89	—	—	—	31.09	14.30	14,935	0.86	0.85	(0.17)		116
Y	27.32	(0.03)	3.96	3.93	—	—	—	31.25	14.39	46,782	0.76	0.76	(0.09)		116

The accompanying notes are an integral part of these financial statements.

111

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$30.96	$(0.05)	$5.31	$5.26	$—	$(3.02)	$(3.02)	$33.20	18.37	%(4)	$768,813	1.32	%(5)	1.31	%(5)	(0.30	)%(5)	15%
B	26.22	(0.16)	4.42	4.26	—	(3.02)	(3.02)	27.46	17.83	(4)	813	2.36	(5)	2.21	(5)	(1.22	)(5)	15
C	26.34	(0.14)	4.44	4.30	—	(3.02)	(3.02)	27.62	17.91	(4)	254,385	2.05	(5)	2.05	(5)	(1.04	)(5)	15
I	32.15	—	5.52	5.52	—	(3.02)	(3.02)	34.65	18.51	(4)	255,695	1.04	(5)	1.04	(5)	(0.02	)(5)	15
R3	31.87	(0.10)	5.47	5.37	—	(3.02)	(3.02)	34.22	18.17	(4)	45,393	1.62	(5)	1.62	(5)	(0.60	)(5)	15
R4	33.10	(0.05)	5.69	5.64	—	(3.02)	(3.02)	35.72	18.33	(4)	36,818	1.31	(5)	1.31	(5)	(0.30	)(5)	15
R5	34.23	—	5.91	5.91	—	(3.02)	(3.02)	37.12	18.52	(4)	5,506	1.02	(5)	1.02	(5)	—	(5)	15
Y	34.54	0.02	5.97	5.99	—	(3.02)	(3.02)	37.51	18.59	(4)	57,386	0.91	(5)	0.91	(5)	0.11	(5)	15
F(6)	33.96	0.01	0.69	0.70	—	—	—	34.66	2.06	(4)	10	0.91	(5)	0.91	(5)	0.19	(5)	15

For the Year Ended October 31, 2016
A	$38.70	$(0.12)	$(2.52)	$(2.64)	$(0.55)	$(4.55)	$(5.10)	$30.96	(8.11)%		$757,038	1.33%		1.33%		(0.36)%		35%
B	33.41	(0.36)	(2.15)	(2.51)	(0.13)	(4.55)	(4.68)	26.22	(8.94)		2,056	2.24		2.22		(1.26)		35
C	33.73	(0.31)	(2.15)	(2.46)	(0.38)	(4.55)	(4.93)	26.34	(8.78)		254,009	2.06		2.06		(1.10)		35
I	39.98	(0.03)	(2.61)	(2.64)	(0.64)	(4.55)	(5.19)	32.15	(7.86)		228,463	1.07		1.07		(0.09)		35
R3	39.69	(0.22)	(2.61)	(2.83)	(0.44)	(4.55)	(4.99)	31.87	(8.38)		43,993	1.62		1.62		(0.66)		35
R4	41.01	(0.13)	(2.69)	(2.82)	(0.54)	(4.55)	(5.09)	33.10	(8.09)		38,273	1.32		1.32		(0.36)		35
R5	42.22	(0.02)	(2.79)	(2.81)	(0.63)	(4.55)	(5.18)	34.23	(7.82)		5,342	1.03		1.03		(0.06)		35
Y	42.54	0.02	(2.80)	(2.78)	(0.67)	(4.55)	(5.22)	34.54	(7.72)		51,125	0.92		0.92		0.05		35

For the Year Ended October 31, 2015
A	$36.60	$(0.18)	$4.77	$4.59	$—	$(2.49)	$(2.49)	$38.70	13.19%		$914,414	1.28%		1.28%		(0.46)%		39%
B	32.18	(0.46)	4.18	3.72	—	(2.49)	(2.49)	33.41	12.23		6,239	2.15		2.15		(1.35)		39
C	32.42	(0.41)	4.21	3.80	—	(2.49)	(2.49)	33.73	12.40		310,668	2.02		2.02		(1.19)		39
I	37.63	(0.07)	4.91	4.84	—	(2.49)	(2.49)	39.98	13.51		266,553	1.01		1.01		(0.18)		39
R3	37.58	(0.31)	4.91	4.60	—	(2.49)	(2.49)	39.69	12.85		59,135	1.61		1.61		(0.78)		39
R4	38.64	(0.20)	5.06	4.86	—	(2.49)	(2.49)	41.01	13.19		51,253	1.30		1.30		(0.48)		39
R5	39.60	(0.08)	5.19	5.11	—	(2.49)	(2.49)	42.22	13.52		5,326	1.01		1.01		(0.18)		39
Y	39.85	(0.03)	5.21	5.18	—	(2.49)	(2.49)	42.54	13.64		8,834	0.90		0.90		(0.08)		39

For the Year Ended October 31, 2014
A	$28.05	$(0.13)	$8.68	$8.55	$—	$—	$—	$36.60	30.48%		$599,010	1.33%		1.33%		(0.40)%		28%
B	24.88	(0.36)	7.66	7.30	—	—	—	32.18	29.34		11,303	2.20		2.20		(1.27)		28
C	25.03	(0.32)	7.71	7.39	—	—	—	32.42	29.52		176,581	2.06		2.06		(1.13)		28
I	28.76	(0.04)	8.91	8.87	—	—	—	37.63	30.84		137,450	1.05		1.05		(0.12)		28
R3	28.89	(0.24)	8.93	8.69	—	—	—	37.58	30.08		40,482	1.64		1.64		(0.71)		28
R4	29.62	(0.14)	9.16	9.02	—	—	—	38.64	30.45		29,530	1.34		1.34		(0.41)		28
R5	30.27	(0.04)	9.37	9.33	—	—	—	39.60	30.82		2,323	1.05		1.05		(0.12)		28
Y	30.42	—	9.43	9.43	—	—	—	39.85	31.00		6,081	0.94		0.94		—		28

For the Year Ended October 31, 2013
A	$20.11	$(0.06)	$8.00	$7.94	$—	$—	$—	$28.05	39.48%		$415,323	1.40%		1.40%		(0.24)%		32%
B	17.99	(0.23)	7.12	6.89	—	—	—	24.88	38.30		14,697	2.29		2.26		(1.08)		32
C	18.07	(0.21)	7.17	6.96	—	—	—	25.03	38.52		116,641	2.11		2.11		(0.95)		32
I	20.55	0.01	8.20	8.21	—	—	—	28.76	39.95		79,005	1.08		1.08		0.06		32
R3	20.77	(0.13)	8.25	8.12	—	—	—	28.89	39.09		24,914	1.66		1.65		(0.51)		32
R4	21.22	(0.05)	8.45	8.40	—	—	—	29.62	39.59		17,817	1.36		1.35		(0.20)		32
R5	21.62	0.05	8.60	8.65	—	—	—	30.27	40.01		1,267	1.08		1.05		0.19		32
Y	21.71	0.05	8.66	8.71	—	—	—	30.42	40.12		4,056	0.96		0.96		0.20		32

The accompanying notes are an integral part of these financial statements.

112

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Healthcare Fund - (continued)
For the Year Ended October 31, 2012(9)
A	$16.80	$—	$3.31	$3.31	$—	$—	$—	$20.11	19.70%		$276,741	1.47%		1.47%		—%		46%
B	15.15	(0.17)	3.01	2.84	—	—	—	17.99	18.75		14,015	2.38		2.28		(0.84)		46
C	15.20	(0.12)	2.99	2.87	—	—	—	18.07	18.88		73,728	2.17		2.17		(0.71)		46
I	17.10	0.07	3.38	3.45	—	—	—	20.55	20.18		38,199	1.11		1.11		0.35		46
R3	17.38	(0.02)	3.41	3.39	—	—	—	20.77	19.51		12,521	1.69		1.65		(0.15)		46
R4	17.70	0.02	3.50	3.52	—	—	—	21.22	19.89		12,363	1.38		1.35		0.11		46
R5	17.98	0.08	3.56	3.64	—	—	—	21.62	20.24		2,489	1.09		1.05		0.43		46
Y	18.05	0.10	3.56	3.66	—	—	—	21.71	20.28		3,252	0.98		0.98		0.48		46

The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$24.25	$(0.04)	$3.76	$3.72	$—	$(0.78)	$(0.78)	$27.19	15.55	%(4)	$2,283,512	1.13	%(5)	1.13	%(5)	(0.30	)%(5)	19%
B	17.80	(0.11)	2.73	2.62	—	(0.78)	(0.78)	19.64	14.98	(4)	8,376	2.05	(5)	2.05	(5)	(1.17	)(5)	19
C	18.42	(0.10)	2.84	2.74	—	(0.78)	(0.78)	20.38	15.13	(4)	690,078	1.87	(5)	1.87	(5)	(1.04	)(5)	19
I	24.79	(0.01)	3.84	3.83	—	(0.78)	(0.78)	27.84	15.66	(4)	2,827,921	1.00	(5)	0.91	(5)	(0.10	)(5)	19
R3	26.88	(0.09)	4.16	4.07	—	(0.78)	(0.78)	30.17	15.32	(4)	81,232	1.46	(5)	1.46	(5)	(0.64	)(5)	19
R4	27.69	(0.05)	4.29	4.24	—	(0.78)	(0.78)	31.15	15.49	(4)	198,937	1.16	(5)	1.16	(5)	(0.34	)(5)	19
R5	28.24	(0.01)	4.38	4.37	—	(0.78)	(0.78)	31.83	15.65	(4)	245,931	0.85	(5)	0.85	(5)	(0.04	)(5)	19
R6	28.45	—	4.42	4.42	—	(0.78)	(0.78)	32.09	15.72	(4)	69,820	0.76	(5)	0.75	(5)	0.02	(5)	19
Y	28.44	0.01	4.41	4.42	—	(0.78)	(0.78)	32.08	15.72	(4)	1,666,466	0.75	(5)	0.75	(5)	0.07	(5)	19
F(6)	27.52	(0.02)	0.34	0.32	—	—	—	27.84	1.16	(4)	220,654	0.76	(5)	0.76	(5)	(0.39	)(5)	19

For the Year Ended October 31, 2016
A	$26.47	$(0.07)	$(0.22)	$(0.29)	$—	$(1.93)	$(1.93)	$24.25	(0.79)%		$2,041,826	1.17%		1.17%		(0.29)%		31%
B	20.13	(0.21)	(0.19)	(0.40)	—	(1.93)	(1.93)	17.80	(1.66)		16,842	2.06		2.06		(1.16)		31
C	20.73	(0.18)	(0.20)	(0.38)	—	(1.93)	(1.93)	18.42	(1.50)		611,311	1.89		1.89		(1.01)		31
I	26.96	(0.04)	(0.20)	(0.24)	—	(1.93)	(1.93)	24.79	(0.57)		1,725,700	1.02		1.02		(0.18)		31
R3	29.20	(0.16)	(0.23)	(0.39)	—	(1.93)	(1.93)	26.88	(1.07)		71,711	1.48		1.48		(0.59)		31
R4	29.93	(0.08)	(0.23)	(0.31)	—	(1.93)	(1.93)	27.69	(0.76)		165,137	1.18		1.18		(0.30)		31
R5	30.39	—	(0.22)	(0.22)	—	(1.93)	(1.93)	28.24	(0.47)		193,533	0.87		0.87		—		31
R6	30.58	—	(0.20)	(0.20)	—	(1.93)	(1.93)	28.45	(0.36)		26,352	0.77		0.77		0.01		31
Y	30.57	0.03	(0.23)	(0.20)	—	(1.93)	(1.93)	28.44	(0.36)		1,490,965	0.77		0.77		0.10		31

For the Year Ended October 31, 2015
A	$27.38	$(0.09)	$1.85	$1.76	$—	$(2.67)	$(2.67)	$26.47	7.28%		$2,048,529	1.14%		1.14%		(0.35)%		29%
B	21.65	(0.25)	1.40	1.15	—	(2.67)	(2.67)	20.13	6.28		24,665	2.03		2.03		(1.22)		29
C	22.18	(0.23)	1.45	1.22	—	(2.67)	(2.67)	20.73	6.46		626,345	1.88		1.88		(1.09)		29
I	27.78	(0.02)	1.87	1.85	—	(2.67)	(2.67)	26.96	7.52		702,566	0.87		0.87		(0.09)		29
R3	30.02	(0.20)	2.05	1.85	—	(2.67)	(2.67)	29.20	6.91		76,925	1.47		1.47		(0.69)		29
R4	30.61	(0.11)	2.10	1.99	—	(2.67)	(2.67)	29.93	7.26		135,698	1.16		1.16		(0.39)		29
R5	30.96	(0.03)	2.13	2.10	—	(2.67)	(2.67)	30.39	7.59		164,879	0.86		0.86		(0.09)		29
R6(8)	31.11	(0.04)	2.18	2.14	—	(2.67)	(2.67)	30.58	7.65	(4)	1,230	0.77	(5)	0.77	(5)	(0.13	)(5)	29
Y	31.10	0.01	2.13	2.14	—	(2.67)	(2.67)	30.57	7.66		1,201,917	0.76		0.76		0.04		29

The accompanying notes are an integral part of these financial statements.

113

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford MidCap Fund - (continued)
For the Year Ended October 31, 2014
A	$25.67	$(0.10)	$3.82	$3.72	$—	$(2.01)	$(2.01)	$27.38	15.57%		$1,891,075	1.15%		1.15%		(0.40)%		34%
B	20.88	(0.27)	3.05	2.78	—	(2.01)	(2.01)	21.65	14.56		29,446	2.05		2.05		(1.29)		34
C	21.30	(0.24)	3.13	2.89	—	(2.01)	(2.01)	22.18	14.81		544,154	1.88		1.88		(1.13)		34
I	25.95	(0.04)	3.88	3.84	—	(2.01)	(2.01)	27.78	15.89		550,720	0.90		0.90		(0.17)		34
R3	28.03	(0.21)	4.21	4.00	—	(2.01)	(2.01)	30.02	15.24		56,403	1.47		1.47		(0.72)		34
R4	28.47	(0.12)	4.27	4.15	—	(2.01)	(2.01)	30.61	15.55		94,232	1.16		1.16		(0.41)		34
R5	28.69	(0.03)	4.31	4.28	—	(2.01)	(2.01)	30.96	15.91		110,364	0.86		0.86		(0.11)		34
Y	28.77	(0.01)	4.35	4.34	—	(2.01)	(2.01)	31.10	16.08		1,078,695	0.76		0.76		(0.02)		34

For the Year Ended October 31, 2013
A	$20.44	$(0.03)	$6.56	$6.53	$—	$(1.30)	$(1.30)	$25.67	34.17%		$1,847,041	1.20%		1.20%		(0.14)%		38%
B	17.00	(0.18)	5.36	5.18	—	(1.30)	(1.30)	20.88	33.01		33,232	2.11		2.07		(1.00)		38
C	17.29	(0.16)	5.47	5.31	—	(1.30)	(1.30)	21.30	33.21		474,663	1.91		1.91		(0.85)		38
I	20.65	0.02	6.63	6.65	(0.05)	(1.30)	(1.35)	25.95	34.48		277,953	0.96		0.96		0.09		38
R3	22.25	(0.10)	7.18	7.08	—	(1.30)	(1.30)	28.03	33.80		47,837	1.48		1.48		(0.43)		38
R4	22.51	(0.03)	7.29	7.26	—	(1.30)	(1.30)	28.47	34.24		77,603	1.17		1.17		(0.13)		38
R5	22.69	0.04	7.33	7.37	(0.07)	(1.30)	(1.37)	28.69	34.60		91,163	0.87		0.87		0.17		38
Y	22.75	0.07	7.34	7.41	(0.09)	(1.30)	(1.39)	28.77	34.73		872,297	0.77		0.77		0.28		38

For the Year Ended October 31, 2012
A	$20.67	$0.05	$2.22	$2.27	$—	$(2.50)	$(2.50)	$20.44	13.47%		$1,536,203	1.23%		1.23%		0.25%		45%
B	17.77	(0.10)	1.83	1.73	—	(2.50)	(2.50)	17.00	12.50		30,803	2.16		2.08		(0.62)		45
C	18.01	(0.08)	1.86	1.78	—	(2.50)	(2.50)	17.29	12.63		380,413	1.93		1.93		(0.45)		45
I	20.85	0.09	2.25	2.34	(0.04)	(2.50)	(2.54)	20.65	13.78		213,875	0.99		0.99		0.48		45
R3	22.32	—	2.43	2.43	—	(2.50)	(2.50)	22.25	13.16		37,776	1.49		1.49		(0.01)		45
R4	22.49	0.06	2.46	2.52	—	(2.50)	(2.50)	22.51	13.50		57,799	1.18		1.18		0.29		45
R5	22.66	0.13	2.47	2.60	(0.07)	(2.50)	(2.57)	22.69	13.85		66,039	0.88		0.88		0.59		45
Y	22.71	0.15	2.48	2.63	(0.09)	(2.50)	(2.59)	22.75	13.98		642,084	0.78		0.78		0.70		45

The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$13.98	$—	$1.67	$1.67	$—	$(1.02)	$(1.02)	$14.63	12.09	%(4)	$276,800	1.22	%(5)	1.22	%(5)	0.05	%(5)	23%
B	11.94	(0.05)	1.42	1.37	—	(1.02)	(1.02)	12.29	11.60	(4)	277	2.48	(5)	2.10	(5)	(0.83	)(5)	23
C	11.90	(0.04)	1.41	1.37	—	(1.02)	(1.02)	12.25	11.64	(4)	38,209	1.96	(5)	1.96	(5)	(0.69	)(5)	23
I	14.09	0.01	1.69	1.70	(0.05)	(1.02)	(1.07)	14.72	12.19	(4)	169,374	1.16	(5)	1.10	(5)	0.17	(5)	23
R3	14.67	(0.02)	1.75	1.73	—	(1.02)	(1.02)	15.38	11.91	(4)	12,192	1.52	(5)	1.52	(5)	(0.24	)(5)	23
R4	14.87	0.01	1.76	1.77	—	(1.02)	(1.02)	15.62	12.05	(4)	11,465	1.21	(5)	1.21	(5)	0.08	(5)	23
R5	15.03	0.03	1.80	1.83	(0.05)	(1.02)	(1.07)	15.79	12.31	(4)	11,952	0.91	(5)	0.91	(5)	0.37	(5)	23
Y	15.07	0.04	1.80	1.84	(0.06)	(1.02)	(1.08)	15.83	12.36	(4)	23,253	0.81	(5)	0.81	(5)	0.50	(5)	23
F(6)	14.97	—	(0.24)	(0.24)	—	—	—	14.73	(1.60	)(4)	58,920	0.80	(5)	0.80	(5)	0.17	(5)	23

For the Year Ended October 31, 2016
A	$15.11	$0.03	$(0.03)	$—	$(0.02)	$(1.11)	$(1.13)	$13.98	0.18%		$246,023	1.30%		1.30	%(16)	0.18%		56%
B	13.15	(0.07)	(0.03)	(0.10)	—	(1.11)	(1.11)	11.94	(0.57)		637	2.42		2.12	(16)	(0.63)		56
C	13.09	(0.06)	(0.02)	(0.08)	—	(1.11)	(1.11)	11.90	(0.42)		35,965	2.02		2.02	(16)	(0.54)		56
I	15.22	0.05	(0.01)	0.04	(0.06)	(1.11)	(1.17)	14.09	0.48		83,155	1.06		1.06	(16)	0.39		56
R3	15.82	(0.01)	(0.03)	(0.04)	—	(1.11)	(1.11)	14.67	(0.07)		11,396	1.56		1.56	(16)	(0.07)		56
R4	15.99	0.03	(0.02)	0.01	(0.02)	(1.11)	(1.13)	14.87	0.30		13,448	1.25		1.25	(16)	0.23		56
R5	16.15	0.08	(0.03)	0.05	(0.06)	(1.11)	(1.17)	15.03	0.54		9,831	0.95		0.95	(16)	0.52		56
Y	16.19	0.09	(0.03)	0.06	(0.07)	(1.11)	(1.18)	15.07	0.63		79,990	0.85		0.85	(16)	0.63		56

The accompanying notes are an integral part of these financial statements.

114

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford MidCap Value Fund - (continued)
For the Year Ended October 31, 2015
A	$16.73	$0.02	$0.25	$0.27	$(0.02)	$(1.87)	$(1.89)	$15.11	2.28%		$229,953	1.25%		1.25%		0.11%		33%
B	14.91	(0.10)	0.21	0.11	—	(1.87)	(1.87)	13.15	1.37		1,417	2.28		2.09		(0.75)		33
C	14.84	(0.08)	0.20	0.12	—	(1.87)	(1.87)	13.09	1.45		41,149	1.97		1.97		(0.62)		33
I	16.85	0.07	0.25	0.32	(0.08)	(1.87)	(1.95)	15.22	2.57		29,987	0.92		0.92		0.42		33
R3	17.45	(0.03)	0.27	0.24	—	(1.87)	(1.87)	15.82	1.97		10,204	1.52		1.52		(0.19)		33
R4	17.61	0.02	0.27	0.29	(0.04)	(1.87)	(1.91)	15.99	2.26		11,711	1.21		1.21		0.15		33
R5	17.75	0.07	0.28	0.35	(0.08)	(1.87)	(1.95)	16.15	2.62		7,564	0.92		0.92		0.44		33
Y	17.78	0.09	0.28	0.37	(0.09)	(1.87)	(1.96)	16.19	2.73		158,691	0.81		0.81		0.54		33

For the Year Ended October 31, 2014
A	$16.44	$0.03	$1.81	$1.84	$—	$(1.55)	$(1.55)	$16.73	12.32%		$222,876	1.27%		1.27%		0.19%		43%
B	14.93	(0.09)	1.62	1.53	—	(1.55)	(1.55)	14.91	11.41		2,156	2.28		2.10		(0.63)		43
C	14.85	(0.08)	1.62	1.54	—	(1.55)	(1.55)	14.84	11.56		41,382	1.99		1.99		(0.53)		43
I	16.49	0.09	1.82	1.91	—	(1.55)	(1.55)	16.85	12.75		37,414	0.92		0.92		0.53		43
R3	17.12	(0.01)	1.89	1.88	—	(1.55)	(1.55)	17.45	12.05		10,187	1.53		1.53		(0.08)		43
R4	17.21	0.04	1.91	1.95	—	(1.55)	(1.55)	17.61	12.42		9,476	1.22		1.22		0.22		43
R5	17.29	0.09	1.92	2.01	—	(1.55)	(1.55)	17.75	12.73		2,851	0.93		0.93		0.52		43
Y	17.31	0.11	1.91	2.02	—	(1.55)	(1.55)	17.78	12.79		166,729	0.82		0.82		0.63		43

For the Year Ended October 31, 2013
A	$12.58	$0.02	$3.97	$3.99	$(0.13)	$—	$(0.13)	$16.44	32.01%		$207,552	1.31%		1.31%		0.11%		59%
B	11.40	(0.09)	3.62	3.53	—	—	—	14.93	30.96		2,819	2.33		2.10		(0.68)		59
C	11.38	(0.08)	3.60	3.52	(0.05)	—	(0.05)	14.85	31.07		38,067	2.01		2.01		(0.60)		59
I	12.62	0.06	3.99	4.05	(0.18)	—	(0.18)	16.49	32.49		18,791	0.96		0.96		0.43		59
R3	13.12	(0.02)	4.15	4.13	(0.13)	—	(0.13)	17.12	31.68		5,089	1.53		1.53		(0.12)		59
R4	13.17	0.03	4.16	4.19	(0.15)	—	(0.15)	17.21	32.11		4,903	1.22		1.22		0.18		59
R5	13.23	0.06	4.19	4.25	(0.19)	—	(0.19)	17.29	32.46		1,309	0.93		0.93		0.38		59
Y	13.24	0.09	4.18	4.27	(0.20)	—	(0.20)	17.31	32.64		150,335	0.82		0.82		0.60		59

For the Year Ended October 31, 2012
A	$10.75	$0.08	$1.80	$1.88	$(0.05)	$—	$(0.05)	$12.58	17.55%		$159,104	1.38%		1.35%		0.67%		59%
B	9.77	(0.02)	1.65	1.63	—	—	—	11.40	16.88		2,813	2.38		2.10		(0.21)		59
C	9.74	—	1.64	1.64	—	—	—	11.38	16.84		28,522	2.06		2.06		(0.05)		59
I	10.79	0.12	1.81	1.93	(0.10)	—	(0.10)	12.62	18.02		5,296	1.00		1.00		1.06		59
R3	11.23	0.06	1.88	1.94	(0.05)	—	(0.05)	13.12	17.41		3,514	1.55		1.55		0.50		59
R4	11.28	0.10	1.88	1.98	(0.09)	—	(0.09)	13.17	17.70		2,735	1.25		1.25		0.79		59
R5	11.31	0.14	1.88	2.02	(0.10)	—	(0.10)	13.23	18.07		311	0.96		0.95		1.14		59
Y	11.31	0.15	1.89	2.04	(0.11)	—	(0.11)	13.24	18.22		136,388	0.84		0.84		1.24		59

Hartford Small Cap Core Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$11.56	$0.04	$1.93	$1.97	$(0.10)	$—	$(0.10)	$13.43	17.09	%(4)	$53,781	1.28	%(5)	1.27	%(5)	0.64	%(5)	44%
B	10.73	(0.01)	1.79	1.78	—	—	—	12.51	16.59	(4)	368	2.31	(5)	2.05	(5)	(0.17	)(5)	44
C	10.58	(0.01)	1.77	1.76	(0.02)	—	(0.02)	12.32	16.65	(4)	12,088	2.03	(5)	2.01	(5)	(0.10	)(5)	44
I	11.58	0.06	1.93	1.99	(0.14)	—	(0.14)	13.43	17.25	(4)	4,146	0.98	(5)	0.98	(5)	0.93	(5)	44
R3	11.87	0.03	1.97	2.00	(0.07)	—	(0.07)	13.80	16.86	(4)	727	1.61	(5)	1.50	(5)	0.41	(5)	44
R4	11.94	0.05	1.98	2.03	(0.08)	—	(0.08)	13.89	17.05	(4)	128	1.32	(5)	1.20	(5)	0.69	(5)	44
R5	11.96	0.07	1.99	2.06	(0.14)	—	(0.14)	13.88	17.29	(4)	42	0.95	(5)	0.90	(5)	1.02	(5)	44
Y	12.00	0.08	1.99	2.07	(0.16)	—	(0.16)	13.91	17.26	(4)	1,198	0.86	(5)	0.85	(5)	1.12	(5)	44
F(6)	13.22	0.01	0.20	0.21	—	—	—	13.43	1.59	(4)	101,545	0.87	(5)	0.85	(5)	0.43	(5)	44

The accompanying notes are an integral part of these financial statements.

115

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Core Fund - (continued)
For the Year Ended October 31, 2016
A	$12.35	$0.10	$(0.15	)(17)	$(0.05)	$(0.02)	$(0.72)	$(0.74)	$11.56	(0.22)%		$46,270	1.35%	1.31	%(18)	0.85%	94%
B	11.58	0.01	(0.14	)(17)	(0.13)	—	(0.72)	(0.72)	10.73	(0.93)		798	2.25	2.06	(18)	0.10	94
C	11.43	0.01	(0.14	)(17)	(0.13)	—	(0.72)	(0.72)	10.58	(0.94)		10,410	2.08	2.06	(18)	0.11	94
I	12.38	0.13	(0.15	)(17)	(0.02)	(0.06)	(0.72)	(0.78)	11.58	0.05		2,582	1.01	1.00	(18)	1.17	94
R3	12.67	0.08	(0.16	)(17)	(0.08)	—	(0.72)	(0.72)	11.87	(0.43)		734	1.61	1.51	(18)	0.65	94
R4	12.72	0.11	(0.15	)(17)	(0.04)	(0.02)	(0.72)	(0.74)	11.94	(0.09)		267	1.30	1.21	(18)	0.96	94
R5	12.78	0.13	(0.14	)(17)	(0.01)	(0.09)	(0.72)	(0.81)	11.96	0.16		44	1.00	0.91	(18)	1.08	94
Y	12.77	0.16	(0.15	)(17)	0.01	(0.06)	(0.72)	(0.78)	12.00	0.31		110,028	0.88	0.86	(18)	1.36	94

For the Year Ended October 31, 2015
A	$13.89	$0.11	$(0.28)		$(0.17)	$(0.08)	$(1.29)	$(1.37)	$12.35	(1.17)%		$51,249	1.40%	1.29%		0.85%	112%
B	13.12	0.01	(0.26)		(0.25)	—	(1.29)	(1.29)	11.58	(1.92)		1,792	2.28	2.05		0.12	112
C	12.96	0.01	(0.25)		(0.24)	—	(1.29)	(1.29)	11.43	(1.86)		12,905	2.14	2.04		0.10	112
I	13.40	0.08	(1.10)		(1.02)	—	—	—	12.38	(7.61	)(4)	2,429	1.12 (5)	0.99	(5)	1.01 (5)	112
R3	14.21	0.09	(0.28)		(0.19)	(0.06)	(1.29)	(1.35)	12.67	(1.29)		830	1.70	1.50		0.64	112
R4(11)	14.26	0.13	(0.27)		(0.14)	(0.11)	(1.29)	(1.40)	12.72	(0.97)		608	1.37	1.20		0.94	112
R5	14.32	0.17	(0.29)		(0.12)	(0.13)	(1.29)	(1.42)	12.78	(0.75)		218	1.06	0.90		1.23	112
Y	14.31	0.16	(0.27)		(0.11)	(0.14)	(1.29)	(1.43)	12.77	(0.71)		1,312	0.96	0.85		1.23	112

For the Year Ended October 31, 2014
A	$14.77	$0.10	$1.11		$1.21	$(0.14)	$(1.95)	$(2.09)	$13.89	9.22%		$54,722	1.41%	1.30%		0.75%	116%
B	14.06	—	1.05		1.05	(0.04)	(1.95)	(1.99)	13.12	8.39		3,119	2.32	2.05		0.01	116
C	13.94	—	1.03		1.03	(0.06)	(1.95)	(2.01)	12.96	8.39		13,603	2.16	2.05		—	116
R3	15.10	0.07	1.14		1.21	(0.15)	(1.95)	(2.10)	14.21	8.99		587	1.70	1.50		0.53	116
R4	15.10	0.11	1.14		1.25	(0.14)	(1.95)	(2.09)	14.26	9.31		516	1.37	1.20		0.81	116
R5	15.16	0.16	1.14		1.30	(0.19)	(1.95)	(2.14)	14.32	9.62		204	1.05	0.90		1.14	116
Y	15.14	0.17	1.14		1.31	(0.19)	(1.95)	(2.14)	14.31	9.75		247	0.96	0.85		1.20	116

For the Year Ended October 31, 2013
A	$11.21	$0.19	$3.50		$3.69	$(0.13)	$—	$(0.13)	$14.77	33.23%		$51,393	1.43%	1.30%		1.48%	140%
B	10.68	0.09	3.34		3.43	(0.05)	—	(0.05)	14.06	32.21		4,337	2.35	2.05		0.77	140
C	10.60	0.09	3.30		3.39	(0.05)	—	(0.05)	13.94	32.12		12,315	2.18	2.05		0.73	140
R3	11.47	0.14	3.61		3.75	(0.12)	—	(0.12)	15.10	32.93		598	1.68	1.50		1.05	140
R4	11.48	0.23	3.55		3.78	(0.16)	—	(0.16)	15.10	33.25		172	1.34	1.20		1.75	140
R5	11.51	0.25	3.58		3.83	(0.18)	—	(0.18)	15.16	33.71		169	1.04	0.90		1.87	140
Y	11.51	0.29	3.53		3.82	(0.19)	—	(0.19)	15.14	33.59		224	0.93	0.85		2.33	140

For the Year Ended October 31, 2012(9)
A	$10.10	$0.08	$1.03		$1.11	$—	$—	$—	$11.21	10.99%		$41,266	1.44%	1.30%		0.69%	121%
B	9.69	(0.01)	1.00		0.99	—	—	—	10.68	10.22		4,391	2.38	2.05		(0.06)	121
C	9.62	(0.01)	0.99		0.98	—	—	—	10.60	10.19		9,624	2.21	2.05		(0.06)	121
R3	10.35	0.05	1.07		1.12	—	—	—	11.47	10.82		144	1.65	1.50		0.52	121
R4	10.36	0.09	1.06		1.15	(0.03)	—	(0.03)	11.48	11.11		262	1.35	1.20		0.90	121
R5	10.36	0.12	1.07		1.19	(0.04)	—	(0.04)	11.51	11.48		127	1.03	0.90		1.11	121
Y	10.36	0.23	0.96		1.19	(0.04)	—	(0.04)	11.51	11.49		20,243	0.90	0.85		1.01	121

The accompanying notes are an integral part of these financial statements.

116

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$44.55	$(0.09)	$8.40		$8.31	$—	$(0.31)	$(0.31)	$52.55	18.69	%(4)	$216,340	1.19	%(5)	1.19	%(5)	(0.35	)%(5)	27%
B	35.04	(0.23)	6.59		6.36	—	(0.31)	(0.31)	41.09	18.20	(4)	257	2.38	(5)	2.06	(5)	(1.17	)(5)	27
C	34.78	(0.20)	6.54		6.34	—	(0.31)	(0.31)	40.81	18.27	(4)	38,966	1.90	(5)	1.90	(5)	(1.06	)(5)	27
I	45.79	(0.03)	8.64		8.61	—	(0.31)	(0.31)	54.09	18.82	(4)	173,508	0.94	(5)	0.94	(5)	(0.11	)(5)	27
R3	44.42	(0.16)	8.37		8.21	—	(0.31)	(0.31)	52.32	18.52	(4)	13,982	1.49	(5)	1.49	(5)	(0.65	)(5)	27
R4	45.90	(0.09)	8.65		8.56	—	(0.31)	(0.31)	54.15	18.69	(4)	75,224	1.17	(5)	1.17	(5)	(0.34	)(5)	27
R5	47.52	(0.01)	8.96		8.95	—	(0.31)	(0.31)	56.16	18.87	(4)	118,717	0.87	(5)	0.87	(5)	(0.03	)(5)	27
R6	47.94	0.01	9.05		9.06	—	(0.31)	(0.31)	56.69	18.91	(4)	6,187	0.77	(5)	0.77	(5)	0.05	(5)	27
Y	48.00	0.02	9.05		9.07	—	(0.31)	(0.31)	56.76	18.93	(4)	288,125	0.77	(5)	0.77	(5)	0.08	(5)	27
F(6)	52.62	(0.05)	1.54		1.49	—	—	—	54.11	2.83	(4)	42,741	0.77	(5)	0.77	(5)	(0.60	)(5)	27

For the Year Ended October 31, 2016
A	$48.56	$(0.19)	$0.11	(17)	$(0.08)	$—	$(3.93)	$(3.93)	$44.55	0.02%		$197,738	1.25%		1.25%		(0.44)%		45%
B	39.35	(0.43)	0.05	(17)	(0.38)	—	(3.93)	(3.93)	35.04	(0.84)		606	2.35		2.09		(1.23)		45
C	39.03	(0.39)	0.07	(17)	(0.32)	—	(3.93)	(3.93)	34.78	(0.65)		37,807	1.94		1.94		(1.13)		45
I	49.68	(0.07)	0.11	(17)	0.04	—	(3.93)	(3.93)	45.79	0.28		137,606	0.99		0.99		(0.16)		45
R3	48.54	(0.30)	0.11	(17)	(0.19)	—	(3.93)	(3.93)	44.42	(0.24)		12,708	1.51		1.51		(0.70)		45
R4	49.87	(0.18)	0.14	(17)	(0.04)	—	(3.93)	(3.93)	45.90	0.09		66,273	1.19		1.19		(0.39)		45
R5	51.35	(0.04)	0.14	(17)	0.10	—	(3.93)	(3.93)	47.52	0.40		102,166	0.89		0.89		(0.09)		45
R6	51.73	(0.04)	0.18	(17)	0.14	—	(3.93)	(3.93)	47.94	0.46		4,072	0.79		0.79		(0.09)		45
Y	51.78	0.01	0.14	(17)	0.15	—	(3.93)	(3.93)	48.00	0.50		290,401	0.79		0.79		0.01		45

For the Year Ended October 31, 2015
A	$48.63	$(0.20)	$2.25		$2.05	$—	$(2.12)	$(2.12)	$48.56	4.37%		$243,999	1.21%		1.21%		(0.40)%		70%
B	40.12	(0.48)	1.83		1.35	—	(2.12)	(2.12)	39.35	3.54		1,500	2.20		2.03		(1.18)		70
C	39.77	(0.45)	1.83		1.38	—	(2.12)	(2.12)	39.03	3.62		49,549	1.91		1.91		(1.11)		70
I	49.55	(0.06)	2.31		2.25	—	(2.12)	(2.12)	49.68	4.70		209,184	0.92		0.92		(0.13)		70
R3	48.74	(0.36)	2.28		1.92	—	(2.12)	(2.12)	48.54	4.10		16,184	1.48		1.48		(0.70)		70
R4	49.86	(0.20)	2.33		2.13	—	(2.12)	(2.12)	49.87	4.44		74,037	1.17		1.17		(0.38)		70
R5	51.13	(0.05)	2.39		2.34	—	(2.12)	(2.12)	51.35	4.74		115,719	0.87		0.87		(0.10)		70
R6	51.80	(0.02)	2.07		2.05	—	(2.12)	(2.12)	51.73	4.13	(4)	14	0.87	(5)	0.87	(5)	(0.05	)(5)	70
Y	51.49	0.01	2.40		2.41	—	(2.12)	(2.12)	51.78	4.84		314,145	0.77		0.77		0.02		70

For the Year Ended October 31, 2014
A	$47.96	$(0.26)	$4.36		$4.10	$—	$(3.43)	$(3.43)	$48.63	9.02%		$239,697	1.28%		1.28%		(0.55)%		61%
B	40.45	(0.54)	3.64		3.10	—	(3.43)	(3.43)	40.12	8.16		2,695	2.26		2.11		(1.36)		61
C	40.08	(0.49)	3.61		3.12	—	(3.43)	(3.43)	39.77	8.30		44,184	1.97		1.97		(1.24)		61
I	48.67	(0.12)	4.43		4.31	—	(3.43)	(3.43)	49.55	9.34		114,450	0.97		0.97		(0.25)		61
R3	48.17	(0.38)	4.38		4.00	—	(3.43)	(3.43)	48.74	8.76		8,744	1.53		1.53		(0.81)		61
R4	49.06	(0.25)	4.48		4.23	—	(3.43)	(3.43)	49.86	9.09		47,028	1.22		1.22		(0.52)		61
R5	50.07	(0.11)	4.60		4.49	—	(3.43)	(3.43)	51.13	9.45		39,856	0.91		0.91		(0.22)		61
Y	50.36	(0.05)	4.61		4.56	—	(3.43)	(3.43)	51.49	9.54		213,384	0.81		0.81		(0.10)		61

The accompanying notes are an integral part of these financial statements.

117

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Cap Growth Fund - (continued)
For the Year Ended October 31, 2013
A	$34.72	$(0.15)	$13.39	$13.24	$—	$—	$—	$47.96	38.13%		$226,795	1.40%		1.40%		(0.37)%		90%
B	29.50	(0.36)	11.31	10.95	—	—	—	40.45	37.12		4,552	2.40		2.15		(1.05)		90
C	29.21	(0.40)	11.27	10.87	—	—	—	40.08	37.21		33,255	2.08		2.08		(1.13)		90
I	35.10	(0.05)	13.62	13.57	—	—	—	48.67	38.66		71,601	1.04		1.04		(0.13)		90
R3	34.93	(0.26)	13.50	13.24	—	—	—	48.17	37.90		8,280	1.59		1.59		(0.62)		90
R4	35.47	(0.19)	13.78	13.59	—	—	—	49.06	38.31		17,412	1.27		1.27		(0.44)		90
R5	36.10	(0.10)	14.07	13.97	—	—	—	50.07	38.70		3,579	0.97		0.97		(0.22)		90
Y	36.27	0.03	14.06	14.09	—	—	—	50.36	38.85		121,003	0.87		0.87		0.07		90

For the Year Ended October 31, 2012
A	$31.27	$(0.22)	$3.67	$3.45	$—	$—	$—	$34.72	11.03%		$154,415	1.48%		1.40%		(0.65)%		73%
B	26.77	(0.40)	3.13	2.73	—	—	—	29.50	10.20		4,747	2.44		2.15		(1.41)		73
C	26.51	(0.40)	3.10	2.70	—	—	—	29.21	10.18		13,343	2.17		2.15		(1.40)		73
I	31.52	(0.11)	3.69	3.58	—	—	—	35.10	11.36		20,730	1.11		1.11		(0.33)		73
R3	31.53	(0.27)	3.67	3.40	—	—	—	34.93	11.78		3,672	1.67		1.60		(0.80)		73
R4	31.91	(0.19)	3.75	3.56	—	—	—	35.47	11.16		4,053	1.32		1.30		(0.54)		73
R5	32.38	(0.08)	3.80	3.72	—	—	—	36.10	11.49		345	1.05		1.00		(0.24)		73
Y	32.51	(0.06)	3.82	3.76	—	—	—	36.27	11.57		41,745	0.89		0.89		(0.18)		73

The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$15.74	$(0.04)	$2.74	$2.70	$—	$—	$—	$18.44	17.15	%(4)	$239,495	1.42	%(5)	1.40	%(5)	(0.43	)%(5)	43%
B	11.62	(0.07)	2.01	1.94	—	—	—	13.56	16.70	(4)	293	2.66	(5)	2.15	(5)	(1.04	)(5)	43
C	11.60	(0.08)	2.02	1.94	—	—	—	13.54	16.72	(4)	26,836	2.14	(5)	2.12	(5)	(1.18	)(5)	43
I	16.43	(0.03)	2.87	2.84	—	—	—	19.27	17.29	(4)	73,540	1.42	(5)	1.15	(5)	(0.30	)(5)	43
R3	17.05	(0.06)	2.97	2.91	—	—	—	19.96	17.07	(4)	30,789	1.63	(5)	1.55	(5)	(0.62	)(5)	43
R4	17.89	(0.03)	3.11	3.08	—	—	—	20.97	17.22	(4)	27,313	1.32	(5)	1.25	(5)	(0.30	)(5)	43
R5	18.67	—	3.25	3.25	—	—	—	21.92	17.41	(4)	5,394	1.05	(5)	0.95	(5)	(0.02	)(5)	43
R6	18.99	—	3.29	3.29	—	—	—	22.28	17.43	(4)	11	1.12	(5)	0.89	(5)	0.04	(5)	43
Y	18.99	0.01	3.29	3.30	—	—	—	22.29	17.38	(4)	57,770	0.92	(5)	0.90	(5)	0.14	(5)	43
F(6)	18.76	(0.02)	0.53	0.51	—	—	—	19.27	2.72	(4)	8,911	0.92	(5)	0.90	(5)	(0.78	)(5)	43

For the Year Ended October 31, 2016
A	$19.36	$(0.14)	$(0.90)	$(1.04)	$—	$(2.58)	$(2.58)	$15.74	(5.73)%		$262,618	1.45%		1.43	%(19)	(0.87)%		81%
B	15.08	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.62	(6.40)		862	2.46		2.17	(19)	(1.59)		81
C	15.06	(0.19)	(0.69)	(0.88)	—	(2.58)	(2.58)	11.60	(6.41)		25,586	2.14		2.14	(19)	(1.58)		81
I	20.04	(0.10)	(0.93)	(1.03)	—	(2.58)	(2.58)	16.43	(5.45)		41,881	1.24		1.18	(19)	(0.61)		81
R3	20.77	(0.18)	(0.96)	(1.14)	—	(2.58)	(2.58)	17.05	(5.83)		29,662	1.62		1.58	(19)	(1.02)		81
R4	21.61	(0.13)	(1.01)	(1.14)	—	(2.58)	(2.58)	17.89	(5.58)		27,834	1.31		1.28	(19)	(0.71)		81
R5	22.37	(0.07)	(1.05)	(1.12)	—	(2.58)	(2.58)	18.67	(5.27)		5,283	1.00		0.97	(19)	(0.37)		81
R6	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		9	0.90		0.90	(19)	(0.34)		81
Y	22.69	(0.06)	(1.06)	(1.12)	—	(2.58)	(2.58)	18.99	(5.18)		98,620	0.90		0.90	(19)	(0.33)		81

The accompanying notes are an integral part of these financial statements.

118

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Small Company Fund - (continued)
For the Year Ended October 31, 2015
A	$24.83	$(0.17)	$(1.21)	$(1.38)	$—	$(4.09)	$(4.09)	$19.36	(6.22)%		$327,509	1.34%	1.34%	(0.77)%		96%
B	20.40	(0.27)	(0.96)	(1.23)	—	(4.09)	(4.09)	15.08	(6.98)		2,531	2.30	2.13	(1.56)		96
C	20.36	(0.25)	(0.96)	(1.21)	—	(4.09)	(4.09)	15.06	(6.87)		35,455	2.04	2.04	(1.47)		96
I	25.51	(0.12)	(1.26)	(1.38)	—	(4.09)	(4.09)	20.04	(6.03)		69,569	1.11	1.11	(0.55)		96
R3	26.39	(0.23)	(1.30)	(1.53)	—	(4.09)	(4.09)	20.77	(6.46)		35,865	1.54	1.54	(0.98)		96
R4	27.21	(0.17)	(1.34)	(1.51)	—	(4.09)	(4.09)	21.61	(6.15)		41,922	1.24	1.24	(0.68)		96
R5	27.95	(0.09)	(1.40)	(1.49)	—	(4.09)	(4.09)	22.37	(5.88)		30,053	0.97	0.95	(0.35)		96
R6(8)	28.20	(0.08)	(1.34)	(1.42)	—	(4.09)	(4.09)	22.69	(5.56	)(4)	9	0.91 (5)	0.90 (5)	(0.32	)(5)	96
Y	28.27	(0.07)	(1.42)	(1.49)	—	(4.09)	(4.09)	22.69	(5.80)		279,594	0.85	0.85	(0.28)		96

For the Year Ended October 31, 2014
A	$24.58	$(0.24)	$3.26	$3.02	$—	$(2.77)	$(2.77)	$24.83	13.49%		$355,056	1.34%	1.34%	(1.01)%		92%
B	20.82	(0.36)	2.71	2.35	—	(2.77)	(2.77)	20.40	12.61		4,730	2.29	2.15	(1.80)		92
C	20.77	(0.34)	2.70	2.36	—	(2.77)	(2.77)	20.36	12.70		38,351	2.05	2.05	(1.71)		92
I	25.12	(0.19)	3.35	3.16	—	(2.77)	(2.77)	25.51	13.78		60,425	1.10	1.10	(0.77)		92
R3	26.00	(0.31)	3.47	3.16	—	(2.77)	(2.77)	26.39	13.27		60,124	1.55	1.55	(1.21)		92
R4	26.65	(0.24)	3.57	3.33	—	(2.77)	(2.77)	27.21	13.62		66,353	1.25	1.25	(0.91)		92
R5	27.23	(0.16)	3.65	3.49	—	(2.77)	(2.77)	27.95	13.95		7,585	0.97	0.95	(0.61)		92
Y	27.48	(0.14)	3.70	3.56	—	(2.77)	(2.77)	28.27	14.08		337,933	0.85	0.85	(0.51)		92

For the Year Ended October 31, 2013
A	$19.52	$(0.16)	$6.56	$6.40	$—	$(1.34)	$(1.34)	$24.58	35.44%		$320,630	1.39%	1.39%	(0.73)%		106%
B	16.87	(0.27)	5.56	5.29	—	(1.34)	(1.34)	20.82	34.34		6,062	2.35	2.15	(1.47)		106
C	16.82	(0.26)	5.55	5.29	—	(1.34)	(1.34)	20.77	34.45		38,428	2.09	2.09	(1.43)		106
I	19.87	(0.11)	6.70	6.59	—	(1.34)	(1.34)	25.12	35.79		38,749	1.14	1.14	(0.52)		106
R3	20.61	(0.20)	6.93	6.73	—	(1.34)	(1.34)	26.00	35.15		57,652	1.56	1.55	(0.88)		106
R4	21.03	(0.14)	7.10	6.96	—	(1.34)	(1.34)	26.65	35.56		67,467	1.26	1.25	(0.59)		106
R5	21.39	(0.06)	7.24	7.18	—	(1.34)	(1.34)	27.23	36.02		8,321	0.99	0.95	(0.25)		106
Y	21.56	(0.05)	7.31	7.26	—	(1.34)	(1.34)	27.48	36.12		320,003	0.86	0.86	(0.20)		106

For the Year Ended October 31, 2012
A	$19.23	$(0.18)	$1.46	$1.28	$—	$(0.99)	$(0.99)	$19.52	7.44%		$268,501	1.41%	1.40%	(0.85)%		124%
B	16.88	(0.35)	1.33	0.98	—	(0.99)	(0.99)	16.87	6.65		5,972	2.37	2.15	(1.60)		124
C	16.83	(0.29)	1.27	0.98	—	(0.99)	(0.99)	16.82	6.67		32,182	2.12	2.12	(1.57)		124
I	19.51	(0.11)	1.46	1.35	—	(0.99)	(0.99)	19.87	7.70		24,366	1.14	1.14	(0.58)		124
R3	20.27	(0.20)	1.53	1.33	—	(0.99)	(0.99)	20.61	7.30		48,148	1.58	1.55	(0.99)		124
R4	20.60	(0.13)	1.55	1.42	—	(0.99)	(0.99)	21.03	7.63		56,217	1.27	1.25	(0.68)		124
R5	20.88	(0.11)	1.61	1.50	—	(0.99)	(0.99)	21.39	7.93		8,859	1.00	0.95	(0.41)		124
Y	21.02	(0.06)	1.59	1.53	—	(0.99)	(0.99)	21.56	8.02		243,219	0.87	0.87	(0.30)		124

The accompanying notes are an integral part of these financial statements.

119

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
The Hartford Value Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$17.94	$0.11	$1.86	$1.97	$(0.14)	$(0.14)	$(0.28)	$19.63	11.03	%(4)	$189,388	1.20	%(5)	1.20	%(5)	1.11	%(5)	22%
B	15.70	0.01	1.64	1.65	—	(0.14)	(0.14)	17.21	10.55	(4)	202	2.47	(5)	2.09	(5)	0.14	(5)	22
C	15.52	0.03	1.62	1.65	(0.03)	(0.14)	(0.17)	17.00	10.62	(4)	22,556	1.93	(5)	1.93	(5)	0.38	(5)	22
I	17.75	0.13	1.84	1.97	(0.20)	(0.14)	(0.34)	19.38	11.14	(4)	25,739	0.93	(5)	0.93	(5)	1.41	(5)	22
R3	18.13	0.08	1.88	1.96	(0.08)	(0.14)	(0.22)	19.87	10.85	(4)	1,838	1.54	(5)	1.52	(5)	0.77	(5)	22
R4	18.34	0.11	1.91	2.02	(0.14)	(0.14)	(0.28)	20.08	11.00	(4)	10,286	1.20	(5)	1.20	(5)	1.12	(5)	22
R5	18.49	0.12	1.95	2.07	(0.20)	(0.14)	(0.34)	20.22	11.19	(4)	448	0.91	(5)	0.91	(5)	1.26	(5)	22
Y	18.55	0.15	1.93	2.08	(0.22)	(0.14)	(0.36)	20.27	11.27	(4)	946	0.80	(5)	0.80	(5)	1.51	(5)	22
F(6)	19.58	0.06	(0.26)	(0.20)	—	—	—	19.38	(1.02	)(4)	10	0.80	(5)	0.80	(5)	1.93	(5)	22

For the Year Ended October 31, 2016
A	$18.66	$0.16	$0.57	$0.73	$(0.21)	$(1.24)	$(1.45)	$17.94	4.71%		$187,475	1.25%		1.25	%(20)	0.93%		41%
B	16.45	0.02	0.48	0.50	(0.01)	(1.24)	(1.25)	15.70	3.75		695	2.41		2.11	(20)	0.11		41
C	16.34	0.03	0.49	0.52	(0.10)	(1.24)	(1.34)	15.52	3.93		22,223	1.97		1.97	(20)	0.21		41
I	18.47	0.21	0.57	0.78	(0.26)	(1.24)	(1.50)	17.75	5.03		19,139	0.92		0.92	(20)	1.23		41
R3	18.83	0.11	0.58	0.69	(0.15)	(1.24)	(1.39)	18.13	4.39		2,783	1.54		1.54	(20)	0.64		41
R4	19.03	0.17	0.59	0.76	(0.21)	(1.24)	(1.45)	18.34	4.73		8,720	1.22		1.22	(20)	0.96		41
R5	19.19	0.22	0.59	0.81	(0.27)	(1.24)	(1.51)	18.49	5.04		2,025	0.92		0.92	(20)	1.27		41
Y	19.24	0.26	0.58	0.84	(0.29)	(1.24)	(1.53)	18.55	5.14		845	0.81		0.81		1.46		41

For the Year Ended October 31, 2015
A	$20.45	$0.21	$(0.47)	$(0.26)	$(0.13)	$(1.40)	$(1.53)	$18.66	(1.20)%		$207,339	1.21%		1.21%		1.10%		55%
B	18.22	0.03	(0.40)	(0.37)	—	(1.40)	(1.40)	16.45	(1.94)		1,909	2.28		1.97		0.19		55
C	18.14	0.06	(0.42)	(0.36)	(0.04)	(1.40)	(1.44)	16.34	(1.90)		26,763	1.93		1.93		0.36		55
I	20.25	0.27	(0.45)	(0.18)	(0.20)	(1.40)	(1.60)	18.47	(0.78)		27,168	0.88		0.88		1.41		55
R3	20.62	0.15	(0.46)	(0.31)	(0.08)	(1.40)	(1.48)	18.83	(1.45)		3,657	1.52		1.49		0.79		55
R4	20.82	0.22	(0.47)	(0.25)	(0.14)	(1.40)	(1.54)	19.03	(1.11)		11,942	1.19		1.18		1.11		55
R5	20.95	0.28	(0.48)	(0.20)	(0.16)	(1.40)	(1.56)	19.19	(0.87)		2,487	0.90		0.88		1.41		55
Y	21.03	0.30	(0.49)	(0.19)	(0.20)	(1.40)	(1.60)	19.24	(0.77)		1,618	0.79		0.79		1.50		55

For the Year Ended October 31, 2014
A	$18.31	$0.17	$2.05	$2.22	$(0.08)	$—	$(0.08)	$20.45	12.18%		$237,539	1.25%		1.25%		0.87%		74	%(21)
B	16.36	0.03	1.83	1.86	—	—	—	18.22	11.37		3,928	2.27		1.97		0.19		74	(21)
C	16.29	0.02	1.83	1.85	—	—	—	18.14	11.36		31,729	1.95		1.95		0.12		74	(21)
I	18.12	0.23	2.03	2.26	(0.13)	—	(0.13)	20.25	12.56		44,306	0.87		0.87		1.17		74	(21)
R3	18.50	0.13	2.05	2.18	(0.06)	—	(0.06)	20.62	11.84		4,528	1.53		1.47		0.63		74	(21)
R4	18.64	0.18	2.09	2.27	(0.09)	—	(0.09)	20.82	12.24		13,626	1.21		1.17		0.91		74	(21)
R5	18.76	0.24	2.10	2.34	(0.15)	—	(0.15)	20.95	12.52		2,735	0.88		0.85		1.15		74	(21)
Y	18.82	0.21	2.16	2.37	(0.16)	—	(0.16)	21.03	12.64		1,841	0.83		0.83		1.07		74	(21)

For the Year Ended October 31, 2013
A	$14.02	$0.11	$4.40	$4.51	$(0.22)	$—	$(0.22)	$18.31	32.53%		$118,203	1.44%		1.35%		0.67%		81%
B	12.54	—	3.93	3.93	(0.11)	—	(0.11)	16.36	31.50		3,825	2.39		2.10		(0.03)		81
C	12.49	(0.01)	3.93	3.92	(0.12)	—	(0.12)	16.29	31.59		11,059	2.13		2.10		(0.07)		81
I	13.87	0.16	4.34	4.50	(0.25)	—	(0.25)	18.12	32.93		7,908	1.07		1.06		0.95		81
R3	14.16	0.08	4.45	4.53	(0.19)	—	(0.19)	18.50	32.31		1,480	1.68		1.55		0.49		81
R4	14.27	0.13	4.47	4.60	(0.23)	—	(0.23)	18.64	32.62		7,271	1.32		1.25		0.78		81
R5	14.36	0.18	4.50	4.68	(0.28)	—	(0.28)	18.76	33.06		1,909	1.02		0.95		1.08		81
Y	14.41	0.19	4.50	4.69	(0.28)	—	(0.28)	18.82	33.06		1,149	0.91		0.90		1.17		81

The accompanying notes are an integral part of these financial statements.

120

Domestic Equity Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Value Opportunities Fund - (continued)
For the Year Ended October 31, 2012
A	$12.68	$0.19	$1.27	$1.46	$(0.12)	$—	$(0.12)	$14.02	11.60%	$86,261	1.50%	1.35%	1.44%	56%
B	11.33	0.08	1.15	1.23	(0.02)	—	(0.02)	12.54	10.85	4,388	2.44	2.10	0.65	56
C	11.31	0.08	1.13	1.21	(0.03)	—	(0.03)	12.49	10.74	8,880	2.17	2.10	0.67	56
I	12.57	0.22	1.25	1.47	(0.17)	—	(0.17)	13.87	11.87	3,995	1.11	1.09	1.70	56
R3	12.81	0.18	1.27	1.45	(0.10)	—	(0.10)	14.16	11.38	1,443	1.70	1.55	1.31	56
R4	12.90	0.21	1.30	1.51	(0.14)	—	(0.14)	14.27	11.81	6,015	1.33	1.25	1.55	56
R5	12.99	0.31	1.24	1.55	(0.18)	—	(0.18)	14.36	12.08	1,296	1.05	0.95	2.25	56
Y	13.05	0.24	1.30	1.54	(0.18)	—	(0.18)	14.41	12.00	1,076	0.92	0.90	1.77	56

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on February 28, 2017.
(7)	Excluding the expenses not subject to cap, the ratios would have been 1.09%, 1.98%, 1.81%, 0.79%, 1.40%, 1.10%, 0.80%, 0.70% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(8)	Commenced operations on November 7, 2014.
(9)	Net investment income (loss) per share amounts have been calculated using the Securities and Exchange Commission method.
(10)	Excluding the expenses not subject to cap, the ratios would have been 0.79%, 1.54%, 1.54%, 0.54%, 1.09%, 0.79%, 0.49%, 0.42% and 0.42% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(11)	Commenced operations on March 31, 2015.
(12)	Excluding the expenses not subject to cap, the ratios would have been 1.02%, 1.95%, 1.76%, 0.82%, 1.35%, 1.05%, 0.75%, 0.65% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(13)	Excluding the expenses not subject to cap, the ratios would have been 1.12%, 2.04%, 1.87%, 0.91%, 1.45%, 1.15%, 0.85%, 0.75% and 0.76% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(14)	During the year ended October 31, 2014, the Fund incurred $415.5 million in sales of securities held associated with the transition of assets from The Hartford Growth Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.
(15)	During the year ended October 31, 2013, the Fund incurred $2.8 million in sales of securities held associated with the transition of assets from The Hartford Fundamental Growth Fund, which merged into the Fund on February 22, 2013. These sales are excluded from the portfolio turnover rate calculation.
(16)	Excluding the expenses not subject to cap, the ratios would have been 1.28%, 2.10%, 2.00%, 1.04%, 1.54%, 1.23%, 0.93% and 0.83% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(17)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.
(18)	Excluding the expenses not subject to cap, the ratios would have been 1.30%, 2.05%, 2.05%, 0.99%, 1.50%, 1.20%, 0.90% and 0.85% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(19)	Excluding the expenses not subject to cap, the ratios would have been 1.40%, 2.15%, 2.11%, 1.15%, 1.55%, 1.25%, 0.95%, 0.88% and 0.88% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(20)	Excluding the expenses not subject to cap, the ratios would have been 1.23%, 2.09%, 1.95%, 0.90%, 1.52%, 1.20%, 0.90% and 0.79% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(21)	During the year ended October 31, 2014, the Fund incurred $121.7 million in sales of securities held associated with the transition of assets from The Hartford Value Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.

The accompanying notes are an integral part of these financial statements.

121

Domestic Equity Funds

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of forty-four and fourteen series, respectively, as of April 30, 2017. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Capital Appreciation Fund (the “Capital Appreciation Fund”)

Hartford Core Equity Fund (the “Core Equity Fund”)

The Hartford Dividend and Growth Fund (the “Dividend and Growth Fund”)

The Hartford Equity Income Fund (the “Equity Income Fund”)

The Hartford Healthcare Fund (the “Healthcare Fund”)

The Hartford MidCap Fund (the “MidCap Fund”)

The Hartford MidCap Value Fund (the “MidCap Value Fund”)

Hartford Small Cap Core Fund (the “Small Cap Core Fund”)

The Hartford Small Company Fund (the “Small Company Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Growth Opportunities Fund (the “Growth Opportunities Fund”)

The Hartford Small Cap Growth Fund (the “Small Cap Growth Fund”)

The Hartford Value Opportunities Fund (the “Value Opportunities Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund offers Class A, Class T, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class Y and Class F shares. As of April 30, 2017, Class T shares have not commenced operations. Each of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, MidCap Fund, Small Cap Growth Fund and Small Company Fund offer Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years. It is anticipated that all Class B shares will convert to Class A shares on or before September 30, 2017.

No new or additional investments are allowed in Class B shares (including investments through any systematic investment plan). Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the prospectus. Reinstatement privileges with respect to Class B shares are set forth in the prospectus. For investors electing to reinvest gains and dividends, any such gains or dividends on Class B shares will continue to be reinvested in Class B shares of the applicable Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and

122

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the respective Company’s Board of Directors. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the respective Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the respective Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

123

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the respective Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of each Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by each Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of each Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of each Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

124

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Following is quantitative information about Level 3 fair value measurements:

Capital Appreciation Fund

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2017
Common Stock
Model	EV/EBITDA	5.6x to 13.1x	$31,149,090
Model	EV/Estimated Revenue	2.3x to 4.74x	11,818,004
Cost	Trade Price	$4.07 to $108.71	8,684,953

Preferred Stock
Model	EV/Estimated Revenue	1.0x to 10.7x	34,013,041
Cost	Trade Price	$1.04 to $105	230,014,395

Convertible Preferred Stock
Model	EV/Estimated Revenue	3.23x to 4.74x	902,685

Total			$316,582,168

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

Growth Opportunities Fund

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2017
Common Stock
Model	EV/EBITDA	5.6x to 13.1x	$16,895,796
Model	EV/Estimated Revenue	2.5x to 4.74x	13,443,812
Cost	Trade Price	$4.07 to $108.71	13,413,778

Preferred Stock
Model	EV/Estimated Revenue	1.0x to 10.7x	98,921,518
Cost	Trade Price	$1.04 to $51.81	210,145,897

Total			$352,820,801

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

Small Company Fund

Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at April 30, 2017
Common Stock
Model	EV/EBITDA	5.6x to 13.1x	$2,649,611
Cost	Trade Price	$0.20 to $4.07	3,149,645

Preferred Stock
Model	EV/Estimated Revenue	2.5x to 7.5x	7,365,647
Cost	Trade Price	$2.70 to $17.65	7,267,110

Total			$20,432,013

*	The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

125

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

126

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2017, Capital Appreciation Fund and Value Opportunities Fund had engaged in Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2017, Core Equity Fund had engaged in Futures Contracts.

127

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

c)	Additional Derivative Instrument Information:

Capital Appreciation Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$251,293	$—	$—	$—	$—	$251,293

Total	$—	$251,293	$—	$—	$—	$—	$251,293

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$4,944,086	$—	$—	$—	$—	$4,944,086

Total	$—	$4,944,086	$—	$—	$—	$—	$4,944,086

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$7,057,367	$—	$—	$—	$—	$7,057,367

Total	$—	$7,057,367	$—	$—	$—	$—	$7,057,367

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(6,517,291)	$—	$—	$—	$—	$(6,517,291)

Total	$—	$(6,517,291)	$—	$—	$—	$—	$(6,517,291)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$62,870,845
Foreign Currency Contracts Sold	$178,545,884

Core Equity Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$481,213	$—	$—	$481,213

Total	$—	$—	$—	$481,213	$—	$—	$481,213

128

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Core Equity Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$7,383,050	$—	$—	$7,383,050

Total	$—	$—	$—	$7,383,050	$—	$—	$7,383,050

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,329,362	$—	$—	$1,329,362

Total	$—	$—	$—	$1,329,362	$—	$—	$1,329,362

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	494

Value Opportunities Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$108,970	$—	$—	$—	$—	$108,970

Total	$—	$108,970	$—	$—	$—	$—	$108,970

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$232,936	$—	$—	$—	$—	$232,936

Total	$—	$232,936	$—	$—	$—	$—	$232,936

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(298,786)	$—	$—	$—	$—	$(298,786)

Total	$—	$(298,786)	$—	$—	$—	$—	$(298,786)

129

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Value Opportunities Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$1,492,829
Foreign Currency Contracts Sold	$5,036,488

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

d)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2017:

Capital Appreciation Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$251,293	$(4,944,086)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	251,293	(4,944,086)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$251,293	$(4,944,086)

Capital Appreciation Fund

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$251,293	$(251,293)	$—	$—	$—

130

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Capital Appreciation Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(1,940,566)	$—	$—	$—	$(1,940,566)
Citibank NA	(1,874,649)	251,293	—	—	(1,623,356)
Goldman Sachs & Co.	(1,128,871)	—	—	—	(1,128,871)

Total	$(4,944,086)	$251,293	$—	$—	$(4,692,793)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Core Equity Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$481,213	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	481,213	—

Derivatives not subject to a MNA	(481,213)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Value Opportunities Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(108,970)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(108,970)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(108,970)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(38,859)	$—	$—	$—	$(38,859)
Citibank NA	(70,111)	—	—	—	(70,111)

Total	$(108,970)	$—	$—	$—	$(108,970)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity

131

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

132

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

At October 31, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration	Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Fund	2017
Capital Appreciation Fund	$—	$44,677,680	$—
Small Cap Core Fund	3,722,341	4,073,749	—
Small Company Fund	—	55,038,255	—

The Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund and Value Opportunities Fund had no capital loss carryforward for U.S. federal income tax purposes at October 31, 2016.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion

Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion

133

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Management Fee Rates
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion

MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion

MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion

Small Cap Core Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

Value Opportunities Fund	0.7000% on first $500 million and;
0.6000% on next $500 million and;
0.5900% on next $1.5 billion and;
0.5850% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5750% on over $10 billion

134

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Capital Appreciation Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Core Equity Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Dividend and Growth Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Equity Income Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Growth Opportunities Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Healthcare Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

MidCap Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

MidCap Value Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Cap Core Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Cap Growth Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Small Company Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Value Opportunities Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

135

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Prior to November 1, 2016, the Funds paid the following rates to HFMC for accounting services fees rendered:

Fund	Accounting Services Fee Rates
Capital Appreciation Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Core Equity Fund	0.016% on first $5 billion and;
0.013% on next $5 billion and;
0.010% over $10 billion

Dividend and Growth Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Equity Income Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Growth Opportunities Fund	0.012% on first $5 billion and;
0.010% over $5 billion

Healthcare Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

MidCap Fund	0.012% on first $5 billion and;
0.010% over $5 billion

MidCap Value Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Small Cap Core Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Small Cap Growth Fund	0.016% on first $5 billion and;
0.013% on next $5 billion and;
0.010% over $10 billion

Small Company Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Value Opportunities Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Effective February 28, 2015, HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)

Operating Expenses – Allocable expenses incurred by a Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and class, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2017, HFMC contractually

136

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

limited the total operating expenses of each Fund (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.29%	NA	NA	1.04%	1.40%	1.10%	0.80%	0.75%	NA	0.75%
Core Equity Fund	0.79%	1.54%	1.54%	0.54%	1.09%	0.79%	0.49%	0.45%	0.49%	0.45%
Dividend and Growth Fund	1.25%	NA	NA	1.00%	1.35%	1.05%	0.75%	0.70%	NA	0.70%
Equity Income Fund	1.25%	2.00%*	2.00%	1.00%	1.50%	1.20%	0.90%	0.85%	0.85%	0.85%
Growth Opportunities Fund	1.36%	2.11%	2.11%	1.11%	1.45%	1.15%	0.85%	0.85%	0.85%	0.85%
Healthcare Fund	1.60%	2.35%	2.35%	1.35%	1.65%	1.35%	1.05%	NA	1.00%	0.95%
MidCap Fund	1.37%	NA	NA	0.87%	1.50%	1.20%	0.90%	0.85%	NA	0.85%
MidCap Value Fund	1.35%	2.10%	2.10%	1.10%	1.55%	1.25%	0.95%	NA	0.90%	0.85%
Small Cap Core Fund	1.30%	2.05%	2.05%	1.05%	1.50%	1.20%	0.90%	NA	0.85%	0.85%
Small Cap Growth Fund	1.40%	2.15%	2.15%	1.15%	1.60%	1.30%	1.00%	0.95%	0.95%	0.95%
Small Company Fund	1.40%	2.15%	2.15%	1.15%	1.55%	1.25%	0.95%	0.90%	0.90%	0.90%
Value Opportunities Fund	1.35%	2.10%	2.10%	1.10%	1.55%	1.25%	0.95%	NA	0.90%	0.85%

*	The reduction in amounts charged in connection with the Equity Income Fund’s Class B Distribution and Service Plan (12b-1) fees that took effect July 1, 2013, in order to comply with applicable FINRA rules, caused the effective limit on net operating expenses attributable to the Equity Income Fund’s Class B shares to be 1.25%.

Prior to November 1, 2016, HFMC contractually limited the total operating expenses of the MidCap Fund’s Class I, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses at 1.12%.

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Capital Appreciation Fund	1.09%	2.01%	1.82%	0.81%	1.40%	1.10%	0.80%	0.71%	0.71%	0.71%
Core Equity Fund	0.76%	1.54%	1.50%	0.52%	1.09%	0.79%	0.49%	0.41%	0.40%	0.41%
Dividend and Growth Fund	1.00%	1.94%	1.74%	0.80%	1.35%	1.05%	0.74%	0.65%	0.65%	0.64%
Equity Income Fund	1.01%	1.20%	1.74%	0.77%	1.37%	1.04%	0.76%	0.64%	0.64%	0.66%
Growth Opportunities Fund	1.12%	2.05%	1.87%	0.92%	1.45%	1.15%	0.85%	0.76%	0.76%	0.75%
Healthcare Fund	1.31%	2.21%	2.05%	1.04%	1.62%	1.31%	1.02%	—	0.91%	0.91%
MidCap Fund	1.13%	2.05%	1.87%	0.91%	1.46%	1.16%	0.85%	0.75%	0.75%	0.76%
MidCap Value Fund	1.22%	2.10%	1.96%	1.10%	1.52%	1.21%	0.91%	—	0.81%	0.80%
Small Cap Core Fund	1.27%	2.05%	2.01%	0.98%	1.50%	1.20%	0.90%	—	0.85%	0.85%
Small Cap Growth Fund	1.19%	2.06%	1.90%	0.94%	1.49%	1.17%	0.87%	0.77%	0.77%	0.77%
Small Company Fund	1.40%	2.15%	2.12%	1.15%	1.55%	1.25%	0.95%	0.89%	0.90%	0.90%
Value Opportunities Fund	1.20%	2.09%	1.93%	0.93%	1.52%	1.20%	0.91%	—	0.80%	0.80%

137

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

e)	Sales Charges and Distribution and Service Plan for Class A, T, B, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2017, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$1,517,545	$15,244
Core Equity Fund	1,209,365	41,910
Dividend and Growth Fund	2,490,242	10,060
Equity Income Fund	1,697,844	16,634
Growth Opportunities Fund	1,163,101	36,055
Healthcare Fund	718,981	22,055
MidCap Fund	3,835,362	36,190
MidCap Value Fund	770,299	2,282
Small Cap Core Fund	65,595	687
Small Cap Growth Fund	39,411	833
Small Company Fund	368,793	555
Value Opportunities Fund	190,985	803

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, B, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class B, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class B Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class B shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class B Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class B shares. Effective July 1, 2013, there was a reduction in the amount charged in connection with Equity Income Fund’s Class B shares’ Rule 12b-1 fee from 1.00% to 0.25% in accordance with FINRA rules, although it is possible that such fees may be increased in the future. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2017, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Capital Appreciation Fund	$14,118
Core Equity Fund	4,374
Dividend and Growth Fund	13,291
Equity Income Fund	6,578

138

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	CCO Compensation Paid by Fund
Growth Opportunities Fund	$6,859
Healthcare Fund	2,248
MidCap Fund	12,316
MidCap Value Fund	938
Small Cap Core Fund	326
Small Cap Growth Fund	1,524
Small Company Fund	781
Value Opportunities Fund	420

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018. HASCO has also contractually agreed to reimburse all transfer agency fees for Class R6 of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, MidCap Fund, Small Cap Growth Fund and Small Company Fund until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets, subject to a cap. At a special Meeting of the Board of Directors held on January 11, 2017, the Board of Directors approved the removal of the cap on the transfer agency fees for Class Y shares to be effective May 1, 2017. Effective December 1, 2014, pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Funds. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of each Fund’s average daily net assets is as follows:

Fund	Percent of Average Daily Net Assets
Capital Appreciation Fund	0.11%
Core Equity Fund	0.08%
Dividend and Growth Fund	0.09%
Equity Income Fund	0.08%
Growth Opportunities Fund	0.13%
Healthcare Fund	0.13%
MidCap Fund	0.13%
MidCap Value Fund	0.16%
Small Cap Core Fund	0.06%
Small Cap Growth Fund	0.07%
Small Company Fund	0.18%
Value Opportunities Fund	0.15%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

139

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

8.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6		Class Y	Class F
Capital Appreciation Fund	—	—	—	—	—	—	—	—	%*	—	—	%*
Core Equity Fund	—	—	—	—	—	—	—	—		—	—	%*
Dividend and Growth Fund	—	—	—	—	—	—	—	—	%*	—	—	%*
Equity Income Fund	—	—	—	—	—	—	—	—	%*	—	—	%*
Growth Opportunities Fund	—	—	—	—	—	—	—	1%		—	—	%*
Healthcare Fund	—	—	—	—	—	—	—	—		—	100%
MidCap Fund	—	—	—	—	—	—	—	—		—	—	%*
MidCap Value Fund	—	—	—	—	—	—	—	—		—	—	%*
Small Cap Core Fund	—	—	—	—	—	—	24%	—		—	—	%*
Small Cap Growth Fund	—	—	—	—	—	—	—	—	%*	—	—	%*
Small Company Fund	—	—	—	—	—	—	—	100%		—	—	%*
Value Opportunities Fund	—	—	—	—	—	—	—	—		—	100%

Percentage of Fund by Class:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5		Class R6		Class Y	Class F
Capital Appreciation Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Core Equity Fund	—	—	—	—	—	—	—		—		—	—	%*
Dividend and Growth Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Equity Income Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Growth Opportunities Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Healthcare Fund	—	—	—	—	—	—	—		—		—	—	%*
MidCap Fund	—	—	—	—	—	—	—		—		—	—	%*
MidCap Value Fund	—	—	—	—	—	—	—		—		—	—	%*
Small Cap Core Fund	—	—	—	—	—	—	—	%*	—		—	—	%*
Small Cap Growth Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Small Company Fund	—	—	—	—	—	—	—		—	%*	—	—	%*
Value Opportunities Fund	—	—	—	—	—	—	—		—		—	—	%*

*	Percentage rounds to zero.

As of April 30, 2017, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund as follows:

Funds	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	10%
Dividend and Growth Fund	12%
Equity Income Fund	7%
Growth Opportunities Fund	4%
MidCap Fund	3%
MidCap Value Fund	10%
Small Cap Core Fund	58%
Small Cap Growth Fund	4%
Small Company Fund	2%

*	As of April 30, 2017, the affiliated funds of funds were invested in Class F shares.

140

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

9.	Investment Transactions:

For the six-month period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Capital Appreciation Fund	$5,023,804,224	$6,220,653,636
Core Equity Fund	767,178,226	485,946,994
Dividend and Growth Fund	941,151,607	1,348,706,399
Equity Income Fund	345,191,645	360,369,011
Growth Opportunities Fund	2,895,017,344	3,308,646,827
Healthcare Fund	203,636,512	396,469,336
MidCap Fund	224,495,426	1,377,652,117
MidCap Value Fund	188,164,139	126,543,069
Small Cap Core Fund	77,440,043	102,474,791
Small Cap Growth Fund	249,009,877	289,168,524
Small Company Fund	204,931,816	296,478,334
Value Opportunities Fund	56,743,898	75,466,773

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Capital Appreciation Fund	$—	$—
Core Equity Fund	—	—
Dividend and Growth Fund	—	—
Equity Income Fund	—	—
Growth Opportunities Fund	—	—
Healthcare Fund	—	—
MidCap Fund	—	—
MidCap Value Fund	—	—
Small Cap Core Fund	—	—
Small Cap Growth Fund	—	—
Small Company Fund	—	—
Value Opportunities Fund	—	—

Fund	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$5,023,804,224	$6,220,653,636
Core Equity Fund	767,178,226	485,946,994
Dividend and Growth Fund	941,151,607	1,348,706,399
Equity Income Fund	345,191,645	360,369,011
Growth Opportunities Fund	2,895,017,344	3,308,646,827
Healthcare Fund	203,636,512	396,469,336
MidCap Fund	224,495,426	1,377,652,117
MidCap Value Fund	188,164,139	126,543,069
Small Cap Core Fund	77,440,043	102,474,791
Small Cap Growth Fund	249,009,877	289,168,524
Small Company Fund	204,931,816	296,478,334
Value Opportunities Fund	56,743,898	75,466,773

141

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

10.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2017, and the year ended October 31, 2016:

Capital Appreciation Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,493,828	$92,204,943	7,324,307	$247,685,142
Shares Issued for Reinvested Dividends	507,266	18,099,260	13,199,444	445,797,555
Shares Redeemed	(17,869,207)	(657,708,928)	(30,189,883)	(1,029,610,751)
Shares converted (from) Class B into Class A	194,954	7,248,101	365,422	12,306,753

Net Increase (Decrease)	(14,673,159)	(540,156,624)	(9,300,710)	(323,821,301)

Class B
Shares Sold	2,297	$64,975	27,398	$733,469
Shares Issued for Reinvested Dividends	—	—	534,975	14,331,984
Shares Redeemed	(1,083,944)	(31,760,464)	(3,069,988)	(82,731,588)
Shares converted (from) Class B into Class A	(246,452)	(7,248,101)	(459,610)	(12,306,753)

Net Increase (Decrease)	(1,328,099)	(38,943,590)	(2,967,225)	(79,972,888)

Class C
Shares Sold	551,108	$16,389,869	2,348,340	$64,166,313
Shares Issued for Reinvested Dividends	—	—	5,681,816	154,884,688
Shares Redeemed	(8,579,281)	(255,102,527)	(14,118,913)	(390,154,287)

Net Increase (Decrease)	(8,028,173)	(238,712,658)	(6,088,757)	(171,103,286)

Class I
Shares Sold	6,288,259	$232,195,058	8,631,418	$294,006,166
Shares Issued for Reinvested Dividends	153,309	5,480,800	2,620,805	89,030,968
Shares Redeemed	(8,963,908)	(328,542,784)	(21,218,430)	(723,079,454)

Net Increase (Decrease)	(2,522,340)	(90,866,926)	(9,966,207)	(340,042,320)

Class R3
Shares Sold	100,384	$4,031,722	343,684	$12,699,914
Shares Issued for Reinvested Dividends	903	35,017	253,743	9,266,695
Shares Redeemed	(486,412)	(19,525,588)	(849,489)	(31,304,433)

Net Increase (Decrease)	(385,125)	(15,458,849)	(252,062)	(9,337,824)

Class R4
Shares Sold	106,297	$4,396,808	771,140	$28,753,036
Shares Issued for Reinvested Dividends	3,902	155,319	339,012	12,730,756
Shares Redeemed	(546,077)	(22,474,266)	(2,759,831)	(106,277,909)

Net Increase (Decrease)	(435,878)	(17,922,139)	(1,649,679)	(64,794,117)

Class R5
Shares Sold	43,867	$1,837,751	117,711	$4,486,512
Shares Issued for Reinvested Dividends	7,344	296,900	107,579	4,125,853
Shares Redeemed	(91,454)	(3,840,112)	(303,533)	(11,582,474)

Net Increase (Decrease)	(40,243)	(1,705,461)	(78,243)	(2,970,109)

142

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Capital Appreciation Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	81,020	$3,468,016	1,539,558	$57,130,674
Shares Issued for Reinvested Dividends	10,361	420,762	21	813
Shares Redeemed	(106,283)	(4,455,045)	(80,773)	(3,144,776)

Net Increase (Decrease)	(14,902)	(566,267)	1,458,806	53,986,711

Class Y
Shares Sold	234,198	$9,789,803	1,292,665	$49,286,867
Shares Issued for Reinvested Dividends	163,227	6,628,619	2,246,149	86,612,131
Shares Redeemed	(20,142,121)	(870,620,802)	(8,788,750)	(356,312,023)

Net Increase (Decrease)	(19,744,696)	(854,202,380)	(5,249,936)	(220,413,025)

Class F(1)
Shares Sold	16,674,698	$637,972,614	—	$—
Shares Redeemed	(176,088)	(6,824,567)	—	—

Net Increase (Decrease)	16,498,610	631,148,047	—	—

Total Net Increase (Decrease)	(30,674,005)	$(1,167,386,847)	(34,094,013)	$(1,158,468,159)

(1)	Inception date of class was February 28, 2017.

Core Equity Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	4,598,402	$115,307,886	28,515,362	$661,729,217
Shares Issued for Reinvested Dividends	349,386	8,648,797	247,664	5,759,471
Shares Redeemed	(9,579,126)	(240,196,326)	(10,407,376)	(247,989,272)
Shares converted (from) Class B into Class A	7,742	196,269	23,107	540,817

Net Increase (Decrease)	(4,623,596)	(116,043,374)	18,378,757	420,040,233

Class B
Shares Sold	1,681	$38,519	11,253	$245,755
Shares Issued for Reinvested Dividends	246	5,618	1,391	29,911
Shares Redeemed	(16,955)	(396,598)	(25,096)	(547,802)
Shares converted (from) Class B into Class A	(8,399)	(196,269)	(24,975)	(540,817)

Net Increase (Decrease)	(23,427)	(548,730)	(37,427)	(812,953)

Class C
Shares Sold	2,148,034	$49,579,379	10,781,544	$234,010,636
Shares Issued for Reinvested Dividends	111,839	2,548,876	74,466	1,596,545
Shares Redeemed	(1,834,221)	(42,570,546)	(1,312,986)	(28,859,187)

Net Increase (Decrease)	425,652	9,557,709	9,543,024	206,747,994

143

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Core Equity Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares Sold	16,085,472	$405,293,867	32,481,968	$760,739,092
Shares Issued for Reinvested Dividends	466,285	11,551,575	124,899	2,917,766
Shares Redeemed	(7,974,291)	(200,690,446)	(6,949,101)	(165,217,453)

Net Increase (Decrease)	8,577,466	216,154,996	25,657,766	598,439,405

Class R3
Shares Sold	453,064	$11,445,072	1,489,029	$35,644,815
Shares Issued for Reinvested Dividends	17,368	435,797	5,752	136,015
Shares Redeemed	(184,264)	(4,714,942)	(213,679)	(5,141,515)

Net Increase (Decrease)	286,168	7,165,927	1,281,102	30,639,315

Class R4
Shares Sold	1,639,486	$42,541,050	5,684,360	$137,158,572
Shares Issued for Reinvested Dividends	72,386	1,842,045	18,321	438,819
Shares Redeemed	(1,207,746)	(31,412,118)	(705,577)	(17,379,034)

Net Increase (Decrease)	504,126	12,970,977	4,997,104	120,218,357

Class R5
Shares Sold	2,265,792	$58,222,855	4,626,287	$111,019,044
Shares Issued for Reinvested Dividends	76,727	1,914,623	25,242	593,664
Shares Redeemed	(1,424,474)	(36,318,252)	(707,822)	(16,857,806)

Net Increase (Decrease)	918,045	23,819,226	3,943,707	94,754,902

Class R6
Shares Sold	1,255,632	$31,794,707	1,454,286	$35,422,164
Shares Issued for Reinvested Dividends	19,786	495,139	985	23,260
Shares Redeemed	(267,853)	(6,822,431)	(154,511)	(3,759,772)

Net Increase (Decrease)	1,007,565	25,467,415	1,300,760	31,685,652

Class Y
Shares Sold	5,764,997	$149,966,096	13,248,042	$314,850,512
Shares Issued for Reinvested Dividends	183,198	4,587,881	56,439	1,349,052
Shares Redeemed	(12,653,444)	(330,967,918)	(2,436,476)	(58,410,104)

Net Increase (Decrease)	(6,705,249)	(176,413,941)	10,868,005	257,789,460

Class F(1)
Shares Sold	11,096,514	$287,953,313	—	$—
Shares Redeemed	(82,790)	(2,157,605)	—	—

Net Increase (Decrease)	11,013,724	285,795,708	—	—

Total Net Increase (Decrease)	11,380,474	$287,925,913	75,932,798	$1,759,502,365

(1)	Inception date of class was February 28, 2017.

144

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Dividend and Growth Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	5,818,028	$145,648,326	11,827,823	$270,126,567
Shares Issued for Reinvested Dividends	5,729,242	142,332,133	15,721,312	349,869,481
Shares Redeemed	(19,463,303)	(486,073,752)	(27,735,505)	(641,471,001)
Shares converted (from) Class B into Class A	104,299	2,622,128	219,034	4,982,276

Net Increase (Decrease)	(7,811,734)	(195,471,165)	32,664	(16,492,677)

Class B
Shares Sold	6,325	$152,582	14,253	$316,475
Shares Issued for Reinvested Dividends	26,339	640,073	166,942	3,626,315
Shares Redeemed	(450,739)	(11,066,543)	(931,562)	(20,997,081)
Shares converted (from) Class B into Class A	(106,356)	(2,622,128)	(223,401)	(4,982,276)

Net Increase (Decrease)	(524,431)	(12,896,016)	(973,768)	(22,036,567)

Class C
Shares Sold	986,256	$23,974,034	1,975,730	$43,860,179
Shares Issued for Reinvested Dividends	680,486	16,373,259	1,874,808	40,406,189
Shares Redeemed	(2,332,015)	(56,445,250)	(3,835,749)	(85,478,285)

Net Increase (Decrease)	(665,273)	(16,097,957)	14,789	(1,211,917)

Class I
Shares Sold	14,513,160	$361,894,524	17,222,827	$396,781,233
Shares Issued for Reinvested Dividends	3,097,034	76,621,948	7,426,774	164,722,133
Shares Redeemed	(11,065,625)	(274,869,211)	(17,459,490)	(401,433,607)

Net Increase (Decrease)	6,544,569	163,647,261	7,190,111	160,069,759

Class R3
Shares Sold	241,822	$6,106,288	519,679	$11,982,775
Shares Issued for Reinvested Dividends	116,685	2,929,867	326,230	7,328,236
Shares Redeemed	(574,693)	(14,483,128)	(899,240)	(21,027,354)

Net Increase (Decrease)	(216,186)	(5,446,973)	(53,331)	(1,716,343)

Class R4
Shares Sold	631,131	$15,996,637	1,292,238	$30,027,274
Shares Issued for Reinvested Dividends	164,754	4,164,396	445,962	10,088,298
Shares Redeemed	(871,490)	(22,208,695)	(1,943,069)	(45,862,775)

Net Increase (Decrease)	(75,605)	(2,047,662)	(204,869)	(5,747,203)

Class R5
Shares Sold	926,221	$23,610,720	2,473,418	$56,672,703
Shares Issued for Reinvested Dividends	62,350	1,582,725	643,549	14,588,667
Shares Redeemed	(583,368)	(14,832,206)	(7,766,635)	(178,504,161)

Net Increase (Decrease)	405,203	10,361,239	(4,649,668)	(107,242,791)

Class R6
Shares Sold	58,883	$1,520,830	129,875	$3,014,720
Shares Issued for Reinvested Dividends	5,248	133,314	1,015	23,989
Shares Redeemed	(15,467)	(395,096)	(7,608)	(181,390)

Net Increase (Decrease)	48,664	1,259,048	123,282	2,857,319

145

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Dividend and Growth Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	3,629,823	$93,031,248	14,279,840	$341,152,177
Shares Issued for Reinvested Dividends	2,383,666	60,516,169	6,056,885	137,719,117
Shares Redeemed	(45,687,340)	(1,178,322,595)	(11,421,763)	(267,459,707)

Net Increase (Decrease)	(39,673,851)	(1,024,775,178)	8,914,962	211,411,587

Class F(1)
Shares Sold	38,688,351	$975,329,220	—	$—
Shares Issued for Reinvested Dividends	2	42	—	—
Shares Redeemed	(119,111)	(3,012,026)	—	—

Net Increase (Decrease)	38,569,242	972,317,236	—	—

Total Net Increase (Decrease)	(3,399,402)	$(109,150,167)	10,394,172	$219,891,167

(1)	Inception date of class was February 28, 2017.

Equity Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	5,470,430	$103,143,504	11,370,885	$198,695,633
Shares Issued for Reinvested Dividends	3,672,986	68,624,570	9,509,717	159,991,475
Shares Redeemed	(14,687,224)	(276,383,634)	(21,628,077)	(382,379,118)
Shares converted (from) Class B into Class A	12,699	239,549	32,862	562,740

Net Increase (Decrease)	(5,531,109)	(104,376,011)	(714,613)	(23,129,270)

Class B
Shares Sold	5,104	$95,883	24,955	$433,487
Shares Issued for Reinvested Dividends	13,266	247,756	66,756	1,120,750
Shares Redeemed	(222,080)	(4,191,816)	(417,297)	(7,362,995)
Shares converted (from) Class B into Class A	(12,684)	(239,549)	(32,832)	(562,740)

Net Increase (Decrease)	(216,394)	(4,087,726)	(358,418)	(6,371,498)

Class C
Shares Sold	1,950,549	$36,585,629	3,905,292	$67,671,902
Shares Issued for Reinvested Dividends	854,877	15,866,206	2,133,619	35,565,816
Shares Redeemed	(3,938,981)	(73,939,929)	(5,486,671)	(95,717,720)

Net Increase (Decrease)	(1,133,555)	(21,488,094)	552,240	7,519,998

Class I
Shares Sold	20,338,695	$380,685,104	23,418,906	$412,398,070
Shares Issued for Reinvested Dividends	2,326,907	43,315,614	4,384,964	73,583,551
Shares Redeemed	(10,408,248)	(194,873,743)	(18,641,771)	(322,149,685)

Net Increase (Decrease)	12,257,354	229,126,975	9,162,099	163,831,936

146

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Equity Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	312,693	$5,890,738	636,332	$11,187,488
Shares Issued for Reinvested Dividends	117,326	2,192,395	274,858	4,621,450
Shares Redeemed	(579,333)	(10,934,036)	(862,776)	(15,151,582)

Net Increase (Decrease)	(149,314)	(2,850,903)	48,414	657,356

Class R4
Shares Sold	631,333	$11,886,319	1,164,091	$20,491,643
Shares Issued for Reinvested Dividends	140,715	2,636,215	333,156	5,617,861
Shares Redeemed	(807,259)	(15,381,908)	(1,212,032)	(21,456,423)

Net Increase (Decrease)	(35,211)	(859,374)	285,215	4,653,081

Class R5
Shares Sold	1,034,835	$19,422,263	980,118	$17,179,762
Shares Issued for Reinvested Dividends	139,759	2,631,963	359,302	6,086,582
Shares Redeemed	(918,474)	(17,454,821)	(1,811,543)	(32,027,998)

Net Increase (Decrease)	256,120	4,599,405	(472,123)	(8,761,654)

Class R6
Shares Sold	397,701	$7,564,767	62,177	$1,107,692
Shares Issued for Reinvested Dividends	37,018	699,207	77,955	1,325,851
Shares Redeemed	(96,992)	(1,841,154)	(75,298)	(1,366,352)

Net Increase (Decrease)	337,727	6,422,820	64,834	1,067,191

Class Y
Shares Sold	2,717,740	$52,069,051	12,059,147	$207,508,098
Shares Issued for Reinvested Dividends	868,049	16,381,149	1,512,164	25,802,438
Shares Redeemed	(18,254,296)	(351,814,235)	(5,345,547)	(94,320,343)

Net Increase (Decrease)	(14,668,507)	(283,364,035)	8,225,764	138,990,193

Class F(1)
Shares Sold	15,596,420	$297,108,366	—	$—
Shares Issued for Reinvested Dividends	3	55	—	—
Shares Redeemed	(39,334)	(748,822)	—	—

Net Increase (Decrease)	15,557,089	296,359,599	—	—

Total Net Increase (Decrease)	6,674,200	$119,482,656	16,793,412	$278,457,333

(1)	Inception date of class was February 28, 2017.

147

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Growth Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,049,477	$77,971,076	7,357,144	$270,866,300
Shares Issued for Reinvested Dividends	1,678,214	60,969,498	4,073,036	149,928,457
Shares Redeemed	(6,769,649)	(256,388,014)	(10,654,646)	(392,192,252)
Shares converted (from) Class B into Class A	26,329	1,004,519	72,594	2,637,481

Net Increase (Decrease)	(3,015,629)	(116,442,921)	848,128	31,239,986

Class B
Shares Sold	2,206	$56,294	17,119	$433,669
Shares Issued for Reinvested Dividends	7,858	191,007	60,096	1,521,632
Shares Redeemed	(80,166)	(2,040,968)	(330,807)	(8,409,913)
Shares converted (from) Class B into Class A	(39,326)	(1,004,519)	(105,622)	(2,637,481)

Net Increase (Decrease)	(109,428)	(2,798,186)	(359,214)	(9,092,093)

Class C
Shares Sold	1,088,280	$28,004,956	4,946,279	$128,086,649
Shares Issued for Reinvested Dividends	707,455	17,438,762	1,506,379	38,578,363
Shares Redeemed	(3,374,820)	(87,057,849)	(3,985,761)	(102,262,704)

Net Increase (Decrease)	(1,579,085)	(41,614,131)	2,466,897	64,402,308

Class I
Shares Sold	9,711,968	$383,313,945	19,732,943	$752,758,204
Shares Issued for Reinvested Dividends	1,326,210	49,984,840	4,479,451	170,818,254
Shares Redeemed	(14,068,296)	(555,215,781)	(37,897,925)	(1,412,422,706)

Net Increase (Decrease)	(3,030,118)	(121,916,996)	(13,685,531)	(488,846,248)

Class R3
Shares Sold	197,982	$7,623,969	402,839	$14,741,027
Shares Issued for Reinvested Dividends	42,995	1,574,477	92,026	3,425,213
Shares Redeemed	(260,573)	(9,982,788)	(320,922)	(11,881,561)

Net Increase (Decrease)	(19,596)	(784,342)	173,943	6,284,679

Class R4
Shares Sold	220,911	$8,798,513	698,644	$26,711,871
Shares Issued for Reinvested Dividends	59,832	2,283,784	119,352	4,608,198
Shares Redeemed	(390,207)	(15,378,765)	(419,247)	(16,171,719)

Net Increase (Decrease)	(109,464)	(4,296,468)	398,749	15,148,350

Class R5
Shares Sold	120,050	$4,933,258	592,286	$22,580,594
Shares Issued for Reinvested Dividends	7,360	290,570	244,389	9,743,509
Shares Redeemed	(217,922)	(8,800,945)	(3,306,959)	(128,685,435)

Net Increase (Decrease)	(90,512)	(3,577,117)	(2,470,284)	(96,361,332)

Class R6
Shares Sold	32,029	$1,355,811	26,285	$1,098,560
Shares Issued for Reinvested Dividends	1,106	44,153	1,420	57,208
Shares Redeemed	(6,205)	(260,249)	(5,092)	(202,378)

Net Increase (Decrease)	26,930	1,139,715	22,613	953,390

148

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Growth Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	970,674	$40,872,891	5,415,420	$219,325,203
Shares Issued for Reinvested Dividends	199,509	7,966,405	393,230	15,865,607
Shares Redeemed	(4,735,752)	(203,664,385)	(4,482,778)	(165,961,074)

Net Increase (Decrease)	(3,565,569)	(154,825,089)	1,325,872	69,229,736

Class F(1)
Shares Sold	3,641,183	$148,450,844	—	$—
Shares Redeemed	(35,888)	(1,477,859)	—	—

Net Increase (Decrease)	3,605,295	146,972,985	—	—

Total Net Increase (Decrease)	(7,887,176)	$(298,142,550)	(11,278,827)	$(407,041,224)

(1)	Inception date of class was February 28, 2017.

Healthcare Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,806,314	$56,789,298	6,281,243	$209,895,248
Shares Issued for Reinvested Dividends	2,347,486	68,382,266	3,434,927	119,540,110
Shares Redeemed	(5,462,843)	(170,229,579)	(8,924,397)	(293,106,568)
Shares converted (from) Class B into Class A	17,831	564,878	29,586	967,283

Net Increase (Decrease)	(1,291,212)	(44,493,137)	821,359	37,296,073

Class B
Shares Sold	754	$18,554	7,616	$214,742
Shares Issued for Reinvested Dividends	8,049	194,533	26,330	772,283
Shares Redeemed	(36,153)	(944,811)	(107,514)	(3,003,955)
Shares converted (from) Class B into Class A	(21,476)	(564,878)	(34,752)	(967,283)

Net Increase (Decrease)	(48,826)	(1,296,602)	(108,320)	(2,984,213)

Class C
Shares Sold	611,287	$16,066,330	1,828,436	$52,737,744
Shares Issued for Reinvested Dividends	1,069,525	25,989,463	1,440,836	42,778,689
Shares Redeemed	(2,114,742)	(55,546,824)	(2,837,305)	(79,647,054)

Net Increase (Decrease)	(433,930)	(13,491,031)	431,967	15,869,379

Class I
Shares Sold	2,223,646	$72,730,693	4,161,816	$142,954,558
Shares Issued for Reinvested Dividends	575,267	17,470,853	920,168	33,239,324
Shares Redeemed	(2,525,712)	(82,063,204)	(4,643,081)	(156,002,724)

Net Increase (Decrease)	273,201	8,138,342	438,903	20,191,158

149

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Healthcare Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	176,771	$5,772,084	484,968	$16,688,607
Shares Issued for Reinvested Dividends	131,335	3,947,936	213,051	7,622,444
Shares Redeemed	(361,954)	(11,792,936)	(807,673)	(27,133,820)

Net Increase (Decrease)	(53,848)	(2,072,916)	(109,654)	(2,822,769)

Class R4
Shares Sold	177,499	$6,075,836	378,050	$13,354,643
Shares Issued for Reinvested Dividends	101,102	3,168,538	166,989	6,202,127
Shares Redeemed	(404,340)	(13,562,299)	(638,524)	(22,323,070)

Net Increase (Decrease)	(125,739)	(4,317,925)	(93,485)	(2,766,300)

Class R5
Shares Sold	28,968	$1,017,803	106,023	$3,932,106
Shares Issued for Reinvested Dividends	9,563	311,079	17,672	678,660
Shares Redeemed	(46,241)	(1,591,287)	(93,792)	(3,388,808)

Net Increase (Decrease)	(7,710)	(262,405)	29,903	1,221,958

Class Y
Shares Sold	135,738	$4,768,663	1,552,667	$53,535,145
Shares Issued for Reinvested Dividends	132,970	4,369,410	36,243	1,403,996
Shares Redeemed	(218,890)	(7,436,024)	(316,374)	(11,275,709)

Net Increase (Decrease)	49,818	1,702,049	1,272,536	43,663,432

Class F(1)
Shares Sold	294	$10,000	—	$—

Net Increase (Decrease)	294	10,000	—	—

Total Net Increase (Decrease)	(1,637,952)	$(56,083,625)	2,683,209	$109,668,718

(1)	Inception date of class was February 28, 2017.

MidCap Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	8,433,464	$221,713,373	15,555,128	$370,651,164
Shares Issued for Reinvested Dividends	2,511,944	64,205,290	6,427,454	149,631,121
Shares Redeemed	(11,198,370)	(293,550,809)	(15,258,356)	(366,056,899)
Shares converted (from) Class B into Class A	60,888	1,616,069	62,049	1,454,286

Net Increase (Decrease)	(192,074)	(6,016,077)	6,786,275	155,679,672

Class B
Shares Sold	9,849	$188,692	26,574	$467,152
Shares Issued for Reinvested Dividends	38,251	708,784	132,790	2,286,638
Shares Redeemed	(483,591)	(9,234,656)	(354,640)	(6,252,035)
Shares converted (from) Class B into Class A	(84,085)	(1,616,069)	(83,930)	(1,454,286)

Net Increase (Decrease)	(519,576)	(9,953,249)	(279,206)	(4,952,531)

150

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

MidCap Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	4,419,997	$87,542,278	6,173,274	$112,518,484
Shares Issued for Reinvested Dividends	1,276,316	24,518,038	3,179,938	56,602,900
Shares Redeemed	(5,011,388)	(98,902,042)	(6,388,859)	(116,189,978)

Net Increase (Decrease)	684,925	13,158,274	2,964,353	52,931,406

Class I
Shares Sold	39,391,027	$1,046,358,059	58,129,474	$1,418,593,240
Shares Issued for Reinvested Dividends	2,379,669	62,204,544	2,076,246	49,331,615
Shares Redeemed	(9,789,475)	(262,279,958)	(16,647,955)	(408,405,655)

Net Increase (Decrease)	31,981,221	846,282,645	43,557,765	1,059,519,200

Class R3
Shares Sold	433,694	$12,674,878	659,106	$17,508,553
Shares Issued for Reinvested Dividends	71,833	2,040,045	188,534	4,877,369
Shares Redeemed	(480,880)	(13,966,459)	(814,344)	(21,672,742)

Net Increase (Decrease)	24,647	748,464	33,296	713,180

Class R4
Shares Sold	1,578,380	$47,755,843	3,006,475	$82,666,863
Shares Issued for Reinvested Dividends	143,218	4,193,429	301,787	8,021,498
Shares Redeemed	(1,298,972)	(39,450,852)	(1,877,827)	(51,812,626)

Net Increase (Decrease)	422,626	12,498,420	1,430,435	38,875,735

Class R5
Shares Sold	1,708,559	$52,773,492	2,539,012	$70,735,603
Shares Issued for Reinvested Dividends	182,387	5,451,117	387,079	10,462,742
Shares Redeemed	(1,018,785)	(31,290,269)	(1,496,523)	(41,483,046)

Net Increase (Decrease)	872,161	26,934,340	1,429,568	39,715,299

Class R6
Shares Sold	1,311,428	$41,207,832	958,173	$27,674,388
Shares Issued for Reinvested Dividends	25,348	763,492	16,800	457,136
Shares Redeemed	(87,401)	(2,708,320)	(88,833)	(2,506,590)

Net Increase (Decrease)	1,249,375	39,263,004	886,140	25,624,934

Class Y
Shares Sold	10,494,118	$326,072,082	20,168,263	$550,050,270
Shares Issued for Reinvested Dividends	1,233,268	37,146,030	2,668,794	72,591,201
Shares Redeemed	(12,207,746)	(377,930,084)	(9,728,296)	(273,913,281)

Net Increase (Decrease)	(480,360)	(14,711,972)	13,108,761	348,728,190

Class F(1)
Shares Sold	7,994,092	$215,603,555	—	$—
Shares Redeemed	(68,812)	(1,889,490)	—	—

Net Increase (Decrease)	7,925,280	213,714,065	—	—

Total Net Increase (Decrease)	41,968,225	$1,121,917,914	69,917,387	$1,716,835,085

(1)	Inception date of class was February 28, 2017.

151

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

MidCap Value Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,663,036	$39,231,239	5,032,229	$68,859,630
Shares Issued for Reinvested Dividends	1,230,848	17,736,291	1,281,207	17,390,710
Shares Redeemed	(2,581,680)	(37,901,243)	(3,961,991)	(54,844,846)
Shares converted (from) Class B into Class A	10,577	155,271	21,277	287,705

Net Increase (Decrease)	1,322,781	19,221,558	2,372,722	31,693,199

Class B
Shares Sold	2,430	$29,900	10,348	$124,140
Shares Issued for Reinvested Dividends	4,279	51,900	9,900	115,336
Shares Redeemed	(24,982)	(309,671)	(49,867)	(578,174)
Shares converted (from) Class B into Class A	(12,564)	(155,271)	(24,791)	(287,705)

Net Increase (Decrease)	(30,837)	(383,142)	(54,410)	(626,403)

Class C
Shares Sold	308,798	$3,813,148	415,198	$4,858,584
Shares Issued for Reinvested Dividends	239,720	2,898,214	276,461	3,206,945
Shares Redeemed	(452,540)	(5,619,732)	(810,623)	(9,514,569)

Net Increase (Decrease)	95,978	1,091,630	(118,964)	(1,449,040)

Class I
Shares Sold	6,281,898	$92,925,071	5,377,853	$76,102,795
Shares Issued for Reinvested Dividends	537,204	7,802,361	164,226	2,248,438
Shares Redeemed	(1,212,040)	(17,867,470)	(1,612,305)	(21,628,845)

Net Increase (Decrease)	5,607,062	82,859,962	3,929,774	56,722,388

Class R3
Shares Sold	103,651	$1,599,389	276,345	$3,795,520
Shares Issued for Reinvested Dividends	46,905	711,084	47,551	677,606
Shares Redeemed	(134,751)	(2,071,593)	(192,291)	(2,742,231)

Net Increase (Decrease)	15,805	238,880	131,605	1,730,895

Class R4
Shares Sold	63,148	$989,522	383,094	$5,890,463
Shares Issued for Reinvested Dividends	50,007	769,092	61,300	884,311
Shares Redeemed	(283,899)	(4,422,356)	(272,150)	(3,910,822)

Net Increase (Decrease)	(170,744)	(2,663,742)	172,244	2,863,952

Class R5
Shares Sold	169,020	$2,658,966	401,029	$5,990,953
Shares Issued for Reinvested Dividends	30,139	469,074	24,999	364,802
Shares Redeemed	(96,009)	(1,522,920)	(240,467)	(3,486,688)

Net Increase (Decrease)	103,150	1,605,120	185,561	2,869,067

Class Y
Shares Sold	449,986	$7,122,298	1,137,558	$16,289,236
Shares Issued for Reinvested Dividends	344,028	5,370,790	742,878	10,866,975
Shares Redeemed	(4,631,271)	(73,553,933)	(6,378,833)	(93,359,924)

Net Increase (Decrease)	(3,837,257)	(61,060,845)	(4,498,397)	(66,203,713)

152

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

MidCap Value Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	4,003,921	$59,015,407	—	$—
Shares Redeemed	(3,550)	(52,405)	—	—

Net Increase (Decrease)	4,000,371	58,963,002	—	—

Total Net Increase (Decrease)	7,106,309	$99,872,423	2,120,135	$27,600,345

(1)	Inception date of class was February 28, 2017.

Small Cap Core Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	433,028	$5,706,461	550,030	$6,238,624
Shares Issued for Reinvested Dividends	31,473	413,874	267,018	2,973,909
Shares Redeemed	(475,231)	(6,214,668)	(992,026)	(11,359,315)
Shares converted (from) Class B into Class A	14,298	188,617	27,315	307,269

Net Increase (Decrease)	3,568	94,284	(147,663)	(1,839,513)

Class B
Shares Sold	1,728	$21,326	1,198	$13,124
Shares Issued for Reinvested Dividends	—	—	9,645	100,111
Shares Redeemed	(31,379)	(382,577)	(61,792)	(660,274)
Shares converted (from) Class B into Class A	(15,354)	(188,617)	(29,320)	(307,269)

Net Increase (Decrease)	(45,005)	(549,868)	(80,269)	(854,308)

Class C
Shares Sold	137,651	$1,666,175	96,805	$1,003,040
Shares Issued for Reinvested Dividends	1,705	20,614	75,093	768,199
Shares Redeemed	(141,773)	(1,709,175)	(316,903)	(3,293,999)

Net Increase (Decrease)	(2,417)	(22,386)	(145,005)	(1,522,760)

Class I
Shares Sold	141,767	$1,855,047	101,115	$1,200,325
Shares Issued for Reinvested Dividends	2,520	33,089	11,604	129,624
Shares Redeemed	(58,501)	(753,293)	(86,090)	(963,941)

Net Increase (Decrease)	85,786	1,134,843	26,629	366,008

Class R3
Shares Sold	35,136	$474,081	23,514	$256,934
Shares Issued for Reinvested Dividends	332	4,489	3,778	43,183
Shares Redeemed	(44,605)	(607,781)	(31,000)	(369,576)

Net Increase (Decrease)	(9,137)	(129,211)	(3,708)	(69,459)

153

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Small Cap Core Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	4,766	$64,679	13,580	$152,568
Shares Issued for Reinvested Dividends	31	424	1,552	17,826
Shares Redeemed	(17,919)	(244,745)	(40,594)	(455,990)

Net Increase (Decrease)	(13,122)	(179,642)	(25,462)	(285,596)

Class R5
Shares Issued for Reinvested Dividends	40	538	1,087	12,566
Shares Redeemed	(722)	(9,853)	(14,420)	(165,254)

Net Increase (Decrease)	(682)	(9,315)	(13,333)	(152,688)

Class Y
Shares Sold	15,331	$209,738	10,902,807	$125,956,942
Shares Issued for Reinvested Dividends	90,273	1,227,713	60,169	710,300
Shares Redeemed	(9,191,668)	(124,560,208)	(1,893,466)	(22,793,798)

Net Increase (Decrease)	(9,086,064)	(123,122,757)	9,069,510	103,873,444

Class F(1)
Shares Sold	7,724,976	$100,964,942	—	$—
Shares Redeemed	(163,971)	(2,175,784)	—	—

Net Increase (Decrease)	7,561,005	98,789,158	—	—

Total Net Increase (Decrease)	(1,506,068)	$(23,994,894)	8,680,699	$99,515,128

(1) Inception date of class was February 28, 2017.

Small Cap Growth Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	63,813	$3,192,483	175,287	$7,764,790
Shares Issued for Reinvested Dividends	26,841	1,327,268	446,050	19,403,159
Shares Redeemed	(417,242)	(20,782,119)	(1,216,680)	(51,367,031)
Shares converted (from) Class B into Class A	4,965	250,733	8,996	382,075

Net Increase (Decrease)	(321,623)	(16,011,635)	(586,347)	(23,817,007)

Class B
Shares Sold	—	$—	20	$673
Shares Issued for Reinvested Dividends	122	4,725	4,012	138,286
Shares Redeemed	(4,813)	(189,755)	(13,491)	(458,601)
Shares converted (from) Class B into Class A	(6,338)	(250,733)	(11,368)	(382,075)

Net Increase (Decrease)	(11,029)	(435,763)	(20,827)	(701,717)

154

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Small Cap Growth Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	20,313	$803,396	30,975	$1,053,636
Shares Issued for Reinvested Dividends	7,807	300,558	135,865	4,642,494
Shares Redeemed	(160,299)	(6,162,282)	(349,180)	(11,966,240)

Net Increase (Decrease)	(132,179)	(5,058,328)	(182,340)	(6,270,110)

Class I
Shares Sold	745,568	$38,529,398	1,504,156	$67,359,589
Shares Issued for Reinvested Dividends	16,890	858,892	333,611	14,882,404
Shares Redeemed	(559,653)	(28,493,182)	(3,043,594)	(133,228,190)

Net Increase (Decrease)	202,805	10,895,108	(1,205,827)	(50,986,197)

Class R3
Shares Sold	32,486	$1,615,518	78,713	$3,382,945
Shares Issued for Reinvested Dividends	1,358	66,948	24,023	1,044,263
Shares Redeemed	(52,685)	(2,620,704)	(150,025)	(6,618,060)

Net Increase (Decrease)	(18,841)	(938,238)	(47,289)	(2,190,852)

Class R4
Shares Sold	173,647	$8,919,116	359,856	$16,159,472
Shares Issued for Reinvested Dividends	6,795	346,216	102,431	4,587,890
Shares Redeemed	(235,242)	(12,061,508)	(502,779)	(22,607,555)

Net Increase (Decrease)	(54,800)	(2,796,176)	(40,492)	(1,860,193)

Class R5
Shares Sold	289,064	$15,520,302	472,492	$21,498,860
Shares Issued for Reinvested Dividends	11,271	594,913	172,986	8,000,609
Shares Redeemed	(336,470)	(17,829,145)	(748,942)	(34,942,100)

Net Increase (Decrease)	(36,135)	(1,713,930)	(103,464)	(5,442,631)

Class R6
Shares Sold	36,544	$2,012,685	101,337	$4,504,644
Shares Issued for Reinvested Dividends	490	26,101	22	1,036
Shares Redeemed	(12,844)	(695,662)	(16,674)	(780,149)

Net Increase (Decrease)	24,190	1,343,124	84,685	3,725,531

Class Y
Shares Sold	597,814	$32,102,842	1,411,283	$65,897,767
Shares Issued for Reinvested Dividends	33,845	1,804,980	495,729	23,135,682
Shares Redeemed	(1,605,633)	(86,886,857)	(1,923,627)	(89,252,794)

Net Increase (Decrease)	(973,974)	(52,979,035)	(16,615)	(219,345)

Class F(1)
Shares Sold	795,777	$41,333,384	—	$—
Shares Redeemed	(5,893)	(318,082)	—	—

Net Increase (Decrease)	789,884	41,015,302	—	—

Total Net Increase (Decrease)	(531,702)	$(26,679,571)	(2,118,516)	$(87,762,521)

(1)	Inception date of class was February 28, 2017.

155

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Small Company Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,214,802	$21,189,052	3,213,407	$50,626,998
Shares Issued for Reinvested Dividends	—	—	2,616,747	42,260,470
Shares Redeemed	(4,921,058)	(84,907,215)	(6,095,959)	(97,416,270)
Shares converted (from) Class B into Class A	12,108	212,134	28,971	456,183

Net Increase (Decrease)	(3,694,148)	(63,506,029)	(236,834)	(4,072,619)

Class B
Shares Sold	408	$5,238	6,823	$79,319
Shares Issued for Reinvested Dividends	—	—	33,958	407,499
Shares Redeemed	(36,549)	(470,224)	(95,455)	(1,115,727)
Shares converted (from) Class B into Class A	(16,438)	(212,134)	(38,966)	(456,183)

Net Increase (Decrease)	(52,579)	(677,120)	(93,640)	(1,085,092)

Class C
Shares Sold	98,019	$1,258,275	194,329	$2,328,208
Shares Issued for Reinvested Dividends	—	—	472,301	5,658,168
Shares Redeemed	(321,722)	(4,107,244)	(815,989)	(9,741,662)

Net Increase (Decrease)	(223,703)	(2,848,969)	(149,359)	(1,755,286)

Class I
Shares Sold	2,318,504	$42,146,740	2,023,112	$33,954,869
Shares Issued for Reinvested Dividends	—	—	517,744	8,708,431
Shares Redeemed	(1,051,164)	(18,945,342)	(3,462,909)	(56,677,439)

Net Increase (Decrease)	1,267,340	23,201,398	(922,053)	(14,014,139)

Class R3
Shares Sold	90,628	$1,709,908	296,140	$5,038,547
Shares Issued for Reinvested Dividends	—	—	242,555	4,249,559
Shares Redeemed	(287,652)	(5,374,727)	(525,685)	(9,098,332)

Net Increase (Decrease)	(197,024)	(3,664,819)	13,010	189,774

Class R4
Shares Sold	114,963	$2,284,655	370,273	$6,726,992
Shares Issued for Reinvested Dividends	—	—	268,598	4,923,405
Shares Redeemed	(368,515)	(7,267,171)	(1,023,313)	(18,196,089)

Net Increase (Decrease)	(253,552)	(4,982,516)	(384,442)	(6,545,692)

Class R5
Shares Sold	43,978	$925,459	294,757	$5,482,622
Shares Issued for Reinvested Dividends	—	—	176,074	3,359,491
Shares Redeemed	(80,895)	(1,695,257)	(1,531,097)	(27,300,052)

Net Increase (Decrease)	(36,917)	(769,798)	(1,060,266)	(18,457,939)

Class R6
Shares Sold	—	$—	606,951	$10,996,464
Shares Issued for Reinvested Dividends	—	—	55	1,073
Shares Redeemed	—	—	(606,950)	(11,143,097)

Net Increase (Decrease)	—	—	56	(145,560)

156

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Small Company Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	150,546	$3,161,112	593,130	$11,047,655
Shares Issued for Reinvested Dividends	—	—	1,590,330	30,836,502
Shares Redeemed	(2,753,916)	(57,477,802)	(9,310,217)	(181,231,860)

Net Increase (Decrease)	(2,603,370)	(54,316,690)	(7,126,757)	(139,347,703)

Class F(1)
Shares Sold	463,604	$8,628,436	—	$—
Shares Redeemed	(1,218)	(22,607)	—	—

Net Increase (Decrease)	462,386	8,605,829	—	—

Total Net Increase (Decrease)	(5,331,567)	$(98,958,714)	(9,960,285)	$(185,234,256)

(1) Inception date of class was February 28, 2017.

Value Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	598,866	$11,643,399	829,142	$14,139,822
Shares Issued for Reinvested Dividends	147,708	2,849,514	954,273	15,811,452
Shares Redeemed	(1,559,512)	(30,266,542)	(2,472,476)	(42,658,874)
Shares converted (from) Class B into Class A	7,917	154,110	25,792	433,334

Net Increase (Decrease)	(805,021)	(15,619,519)	(663,269)	(12,274,266)

Class B
Shares Sold	197	$3,325	998	$14,455
Shares Issued for Reinvested Dividends	315	5,332	9,252	133,450
Shares Redeemed	(24,018)	(411,026)	(52,697)	(783,707)
Shares converted (from) Class B into Class A	(9,032)	(154,110)	(29,345)	(433,334)

Net Increase (Decrease)	(32,538)	(556,479)	(71,792)	(1,069,136)

Class C
Shares Sold	79,821	$1,340,820	101,997	$1,485,528
Shares Issued for Reinvested Dividends	13,296	222,182	128,762	1,845,640
Shares Redeemed	(197,770)	(3,331,261)	(436,576)	(6,420,763)

Net Increase (Decrease)	(104,653)	(1,768,259)	(205,817)	(3,089,595)

Class I
Shares Sold	645,248	$12,334,969	708,964	$12,376,170
Shares Issued for Reinvested Dividends	17,965	341,942	85,174	1,396,360
Shares Redeemed	(413,466)	(7,910,141)	(1,186,788)	(20,278,464)

Net Increase (Decrease)	249,747	4,766,770	(392,650)	(6,505,934)

157

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Value Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	14,493	$282,302	32,000	$563,698
Shares Issued for Reinvested Dividends	1,578	30,815	15,522	259,602
Shares Redeemed	(77,094)	(1,525,239)	(88,249)	(1,520,411)

Net Increase (Decrease)	(61,023)	(1,212,122)	(40,727)	(697,111)

Class R4
Shares Sold	68,398	$1,364,714	102,710	$1,790,812
Shares Issued for Reinvested Dividends	5,048	99,579	37,821	640,216
Shares Redeemed	(36,684)	(735,763)	(292,471)	(5,123,200)

Net Increase (Decrease)	36,762	728,530	(151,940)	(2,692,172)

Class R5
Shares Sold	2,352	$46,231	13,911	$241,877
Shares Issued for Reinvested Dividends	1,824	36,214	11,717	200,138
Shares Redeemed	(91,539)	(1,860,030)	(45,733)	(833,281)

Net Increase (Decrease)	(87,363)	(1,777,585)	(20,105)	(391,266)

Class Y
Shares Sold	7,291	$146,685	41,514	$683,827
Shares Issued for Reinvested Dividends	871	17,344	7,637	130,889
Shares Redeemed	(7,095)	(144,111)	(87,678)	(1,600,586)

Net Increase (Decrease)	1,067	19,918	(38,527)	(785,870)

Class F(1)
Shares Sold	511	$10,000	—	$—

Net Increase (Decrease)	511	10,000	—	—

Total Net Increase (Decrease)	(802,511)	$(15,408,746)	(1,584,827)	$(27,505,350)

(1) Inception date of class was February 28, 2017.

11.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2017, none of the Funds had borrowings under this facility.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in

158

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

13.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

159

Domestic Equity Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2017, events and transactions subsequent to April 30, 2017, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

160

Domestic Equity Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

161

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with any Fund sub-adviser.

MFSAR-DE17 6/17    201775    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from November 1, 2016 through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in

November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Fixed Income Funds

The Hartford Emerging Markets Local Debt Fund inception 05/31/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation and income.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Emerging Markets Local Debt A3	3.37%	6.04%	-0.28%	-0.42%
Emerging Markets Local Debt A4	-1.28%	1.27%	-1.20%	-1.19%
Emerging Markets Local Debt C3	2.98%	5.11%	-1.04%	-1.18%
Emerging Markets Local Debt C4	1.98%	4.11%	-1.04%	-1.18%
Emerging Markets Local Debt I3	3.52%	6.19%	-0.04%	-0.19%
Emerging Markets Local Debt R3[3]	3.29%	5.83%	-0.66%	-0.80%
Emerging Markets Local Debt R4[3]	3.30%	5.99%	-0.32%	-0.47%
Emerging Markets Local Debt R5[3]	3.42%	6.52%	-0.12%	-0.24%
Emerging Markets Local Debt Y3	3.45%	6.20%	0.01%	-0.18%
Emerging Markets Local Debt F3	3.54%	6.21%	-0.03%	-0.19%
JP Morgan GBI Emerging Markets Global Diversified Index	2.01%	4.03%	-1.58%	-1.18%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global, local emerging-markets index, and consists of liquid, fixed-rate, domestic-currency government bonds.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

The Hartford Emerging Markets Local Debt Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Emerging Markets Local Debt Class A	1.26%	1.49%
Emerging Markets Local Debt Class C	2.01%	2.28%
Emerging Markets Local Debt Class I	1.01%	1.27%
Emerging Markets Local Debt Class R3	1.56%	1.77%
Emerging Markets Local Debt Class R4	1.26%	1.47%
Emerging Markets Local Debt Class R5	0.96%	1.16%
Emerging Markets Local Debt Class Y	0.91%	1.11%
Emerging Markets Local Debt Class F	0.91%	1.06%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. The value of inflation-protected securities generally fluctuates with changes in real interest rates, and the market for these securities may be less developed or liquid, and more volatile, than other securities markets. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund is non-diversified, so it may be more exposed to the risks associated with individual issuers than a diversified fund. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	23.0%
Foreign Government Obligations	69.5

Total	92.5%

Short-Term Investments	0.7
Purchased Options	0.4
Other Assets & Liabilities	6.4

Total	100.0%

3

The Hartford Floating Rate Fund inception 04/29/2005

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Floating Rate A2	3.52%	8.83%	3.83%	3.38%
Floating Rate A3	0.42%	5.56%	3.20%	3.07%
Floating Rate B2	3.14%	8.15%	3.04%	2.74%	[4]
Floating Rate B3	-1.86%	3.15%	2.69%	2.74%	[4]
Floating Rate C2	3.15%	8.18%	3.07%	2.62%
Floating Rate C3	2.15%	7.18%	3.07%	2.62%
Floating Rate I2	3.66%	9.12%	4.13%	3.66%
Floating Rate R3[2]	3.26%	8.54%	3.57%	3.13%
Floating Rate R4[2]	3.40%	8.82%	3.81%	3.36%
Floating Rate R5[2]	3.67%	9.28%	4.12%	3.62%
Floating Rate Y2	3.70%	9.34%	4.18%	3.72%
Floating Rate F2	3.67%	9.13%	4.14%	3.66%
Credit Suisse Leveraged Loan Index	3.14%	8.16%	4.81%	4.23%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 3.00% and returns for Class B shares reflect a contingent deferred sales charge of up to

5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 4/23/12, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 5/18/12, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

4

The Hartford Floating Rate Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Floating Rate Class A	1.01%	1.02%
Floating Rate Class B	1.76%	1.90%
Floating Rate Class C	1.74%	1.74%
Floating Rate Class I	0.74%	0.74%
Floating Rate Class R3	1.26%	1.38%
Floating Rate Class R4	1.01%	1.07%
Floating Rate Class R5	0.71%	0.80%
Floating Rate Class Y	0.71%	0.71%
Floating Rate Class F	0.66%	0.66%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Loans can be difficult to value and highly illiquid; they are subject to credit risk, bankruptcy risk, and insolvency. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”).

The Fund should not be considered an alternative to CDs or money market funds. This Fund is for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.9%
Exchange Traded Funds	2.0

Total	2.9%

Fixed Income Securities
Corporate Bonds	6.8%
Senior Floating Rate Interests	89.7

Total	96.5%

Short-Term Investments	7.2
Other Assets & Liabilities	(6.6)

Total	100.0%

5

The Hartford Floating Rate High Income Fund inception 09/30/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Floating Rate High Income A3	3.93%	10.40%	4.52%	5.58%
Floating Rate High Income A4	0.81%	7.08%	3.88%	5.00%
Floating Rate High Income C3	3.54%	9.58%	3.74%	4.79%
Floating Rate High Income C4	2.54%	8.58%	3.74%	4.79%
Floating Rate High Income I3	4.05%	10.66%	4.80%	5.86%
Floating Rate High Income R3[3]	3.78%	10.08%	4.21%	5.25%
Floating Rate High Income R4[3]	3.93%	10.41%	4.51%	5.55%
Floating Rate High Income R5[3]	4.08%	10.74%	5.03%	6.06%
Floating Rate High Income Y3	4.09%	10.74%	4.81%	5.86%
Floating Rate High Income F3	4.06%	10.68%	4.80%	5.86%
Credit Suisse Leveraged Loan Index	3.14%	8.16%	4.81%	5.59%

[1]	Not Annualized
[2]	Inception: 09/30/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 3.00% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 4/23/12, Wellington Management Company LLP became the sub-adviser for the Fund. At the end of a transition period of approximately four weeks ending on 5/18/12, Hartford Investment Management Company no longer served as a sub-adviser to the Fund.

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) is a market-value weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

6

The Hartford Floating Rate High Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Floating Rate High Income Class A	1.07%	1.16%
Floating Rate High Income Class C	1.82%	1.91%
Floating Rate High Income Class I	0.82%	0.91%
Floating Rate High Income Class R3	1.37%	1.55%
Floating Rate High Income Class R4	1.07%	1.23%
Floating Rate High Income Class R5	0.77%	0.92%
Floating Rate High Income Class Y	0.77%	0.87%
Floating Rate High Income Class F	0.77%	0.82%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Loans can be difficult to value and highly illiquid; they are subject to credit risk and risks of bankruptcy and insolvency. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

The Fund should not be considered an alternative to CDs or money market funds. This Fund is for investors who are looking to complement their traditional fixed-income investments.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.7%
Exchange Traded Funds	3.2

Total	3.9%

Fixed Income Securities
Corporate Bonds	9.4%
Senior Floating Rate Interests	88.0

Total	97.4%

Short-Term Investments	10.5
Other Assets & Liabilities	(11.8)

Total	100.0%

7

The Hartford High Yield Fund inception 09/30/1998

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide high current income, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
High Yield A2	4.78%	10.44%	5.37%	5.75%
High Yield A3	0.07%	5.47%	4.41%	5.26%
High Yield B2	4.41%	9.50%	4.58%	5.11%	[4]
High Yield B3	-0.59%	4.50%	4.24%	5.11%	[4]
High Yield C2	4.41%	9.49%	4.58%	4.96%
High Yield C3	3.41%	8.49%	4.58%	4.96%
High Yield I2	5.04%	10.68%	5.65%	6.07%
High Yield R3[2]	4.77%	10.11%	5.09%	5.44%
High Yield R4[2]	4.92%	10.40%	5.39%	5.76%
High Yield R5[2]	5.08%	10.76%	5.69%	6.04%
High Yield Y2	4.97%	10.68%	5.72%	6.10%
High Yield F2	4.92%	10.55%	5.62%	6.06%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	5.30%	13.30%	6.84%	7.44%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 5/31/07. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects performance of Class I shares from 5/31/07 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/31/07.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

8

The Hartford High Yield Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
High Yield Class A	1.06%	1.22%
High Yield Class B	1.81%	2.11%
High Yield Class C	1.81%	1.87%
High Yield Class I	0.81%	0.87%
High Yield Class R3	1.36%	1.49%
High Yield Class R4	1.06%	1.19%
High Yield Class R5	0.76%	0.89%
High Yield Class Y	0.71%	0.81%
High Yield Class F	0.71%	0.76%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	1.1%

Total	1.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	0.0%*
Convertible Bonds	2.7
Corporate Bonds	89.4
Senior Floating Rate Interests	0.4

Total	92.5%

Short-Term Investments	6.6
Other Assets & Liabilities	(0.2)

Total	100.0%

*	Percentage rounds to zero.

9

The Hartford Inflation Plus Fund inception 10/31/2002

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Inflation Plus A2	0.27%	2.02%	-0.26%	3.69%
Inflation Plus A3	-4.24%	-2.57%	-1.18%	3.22%
Inflation Plus B2	-0.19%	1.25%	-1.02%	3.06%	[4]
Inflation Plus B3	-5.18%	-3.75%	-1.39%	3.06%	[4]
Inflation Plus C2	-0.08%	1.36%	-1.00%	2.92%
Inflation Plus C3	-1.08%	0.36%	-1.00%	2.92%
Inflation Plus I2	0.35%	2.26%	-0.03%	3.96%
Inflation Plus R3[2]	0.03%	1.62%	-0.62%	3.31%
Inflation Plus R4[2]	0.22%	1.98%	-0.31%	3.61%
Inflation Plus R5[2]	0.36%	2.27%	-0.03%	3.91%
Inflation Plus Y2	0.41%	2.31%	0.05%	4.01%
Inflation Plus F2	0.35%	2.26%	-0.03%	3.96%
Bloomberg Barclays U.S. TIPS 1-10 Year Index	0.13%	1.64%	0.47%	3.55%
Bloomberg Barclays U.S. TIPS Index	-0.19%	1.73%	0.69%	4.22%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. TIPS 1-10 Year Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S currency, and have maturities of 1 to 10 years.

Bloomberg Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

10

The Hartford Inflation Plus Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Inflation Plus Class A	0.85%	0.96%
Inflation Plus Class B	1.60%	1.81%
Inflation Plus Class C	1.60%	1.67%
Inflation Plus Class I	0.60%	0.74%
Inflation Plus Class R3	1.20%	1.26%
Inflation Plus Class R4	0.90%	0.96%
Inflation Plus Class R5	0.60%	0.68%
Inflation Plus Class Y	0.55%	0.61%
Inflation Plus Class F	0.55%	0.56%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. The value of inflation-protected securities generally fluctuates with changes in real interest rates, and the market for these securities may be less developed or liquid, and more volatile, than other securities markets. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	2.8%
Foreign Government Obligations	3.2
Senior Floating Rate Interests	5.1
U.S. Government Agencies	0.0 *
U.S. Government Securities	80.7

Total	91.8%

Short-Term Investments	1.2
Other Assets & Liabilities	7.0

Total	100.0%

*	Percentage rounds to zero.

11

Hartford Municipal Income Fund inception 05/29/2015

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide a high level of current income that is generally exempt from federal income taxes, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Municipal Income A3	-0.75%	0.28%	2.86%
Municipal Income A4	-5.21%	-4.24%	0.43%
Municipal Income C3	-1.03%	-0.37%	2.15%
Municipal Income C4	-2.01%	-1.35%	2.15%
Municipal Income I3	-0.72%	0.44%	3.06%
Municipal Income F3	-0.72%	0.45%	3.07%
Bloomberg Barclays Municipal Bond Index	-0.34%	0.14%	2.94%

[1]	Not Annualized
[2]	Inception: 05/29/2015
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

12

Hartford Municipal Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Municipal Income Class A	0.71%	1.71%
Municipal Income Class C	1.46%	2.41%
Municipal Incomes Class I	0.46%	1.41%
Municipal Incomes Class F	0.41%	1.41%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2017

Municipal Bonds	Percentage of Net Assets
0.1%
Airport	8.4
Development	2.3
Education	3.8
Facilities	0.2
General Obligation	13.6
Higher Education	2.1
Medical	10.7
Mello-Roos District	1.5
Nursing Homes	6.8
Other(2)	15.8
Pollution	0.2
Power	1.8
School District	5.5
Single Family Housing	2.2
Tobacco	3.9
Transportation	11.7
Utilities	3.1
Water	3.0
Short-Term Investments	2.0
Other Assets & Liabilities	1.3

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

13

The Hartford Municipal Opportunities Fund inception 05/31/2007

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Municipal Opportunities A3	-0.81%	0.00%	3.14%	2.62%
Municipal Opportunities A4	-5.28%	-4.50%	2.20%	2.14%
Municipal Opportunities B3	-1.19%	-0.86%	2.35%	1.98%	[5]
Municipal Opportunities B4	-6.09%	-5.74%	1.98%	1.98%	[5]
Municipal Opportunities C3	-1.19%	-0.86%	2.35%	1.84%
Municipal Opportunities C4	-2.17%	-1.84%	2.35%	1.84%
Municipal Opportunities I3	-0.69%	0.25%	3.39%	2.88%
Municipal Opportunities F3	-0.80%	0.14%	3.37%	2.87%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	-0.06%	0.21%	2.61%	4.19%

[1]	Not Annualized
[2]	Inception: 05/31/2007
[3]	Without sales charge
[4]	With sales charge
[5]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

14

The Hartford Municipal Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Municipal Opportunities Class A	0.71%	0.71%
Municipal Opportunities Class B	1.46%	1.52%
Municipal Opportunities Class C	1.46%	1.47%
Municipal Opportunities Class I	0.46%	0.47%
Municipal Opportunities Class F	0.41%	0.42%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. High-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2017

Municipal Bonds	Percentage of Net Assets
0.5%
Airport	4.7
Bond Bank	0.2
Development	4.1
Education	1.9
Facilities	0.8
General Obligation	12.4
Higher Education	2.2
Housing	0.1
Medical	11.4
Mello-Roos District	1.5
Multifamily Housing	0.5
Nursing Homes	6.9
Other(2)	19.6
Pollution	0.3
Power	1.8
School District	6.3
Single Family Housing	3.1
Tobacco	4.2
Transportation	8.4
Utilities	0.9
Water	4.6
Short-Term Investments	3.1
Other Assets & Liabilities	0.5

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

15

The Hartford Municipal Real Return Fund inception 06/02/1986

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income exempt from federal income tax, and after-tax inflation-adjusted total returns.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Municipal Real Return A2	0.07%	1.56%	1.92%	1.62%
Municipal Real Return A3	-4.43%	-3.01%	0.98%	1.16%
Municipal Real Return B2	-0.31%	0.80%	1.17%	1.03%	[4]
Municipal Real Return B3	-5.25%	-4.14%	0.80%	1.03%	[4]
Municipal Real Return C2	-0.31%	0.81%	1.16%	0.87%
Municipal Real Return C3	-1.29%	-0.18%	1.16%	0.87%
Municipal Real Return I2	0.20%	1.81%	2.19%	1.90%
Municipal Real Return Y2	0.19%	1.81%	2.18%	1.89%
Municipal Real Return F2	0.21%	1.82%	2.19%	1.90%
Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index	-0.06%	0.21%	2.61%	4.12%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.
Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17 which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays Municipal Bond 1-15 Year Blend (1-17) Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

16

The Hartford Municipal Real Return Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Municipal Real Return Class A	0.70%	0.77%
Municipal Real Return Class B	1.45%	1.60%
Municipal Real Return Class C	1.45%	1.51%
Municipal Real Return Class I	0.45%	0.53%
Municipal Real Return Class Y	0.45%	0.51%
Municipal Real Return Class F	0.40%	0.46%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. The value of inflation-protected securities generally fluctuates with changes in real interest rates and the market for these securities may be less developed or liquid, and more volatile, than other securities markets. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2017

Municipal Bonds	Percentage of Net Assets
0.1%
Airport	9.8
Bond Bank	0.2
Development	2.1
Education	2.2
Facilities	1.9
General Obligation	10.9
Higher Education	5.3
Medical	12.5
Mello-Roos District	0.8
Multifamily Housing	0.2
Nursing Homes	4.5
Other(2)	17.7
Power	2.2
School District	7.5
Single Family Housing	0.2
Tobacco	1.9
Transportation	6.2
Utilities	1.4
Water	6.9
Short-Term Investments	4.6
Other Assets & Liabilities	0.9

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

17

Hartford Municipal Short Duration Fund inception 05/29/2015

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Municipal Short Duration A3	-0.21%	0.10%	0.96%
Municipal Short Duration A4	-4.70%	-4.41%	-1.43%
Municipal Short Duration C3	-0.43%	-0.39%	0.31%
Municipal Short Duration C4	-1.42%	-1.38%	0.31%
Municipal Short Duration I3	-0.09%	0.35%	1.21%
Municipal Short Duration F3	-0.08%	0.36%	1.21%
Bloomberg Barclays Municipal Bond Short 1-5 Year Index	0.54%	0.64%	1.36%

[1]	Not Annualized
[2]	Inception: 5/29/2015
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bloomberg Barclays Municipal Bond Short 1-5 Year Index (reflects no deduction for fees, expenses or taxes) is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to six years engineered for the tax-exempt bond market.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

18

Hartford Municipal Short Duration Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Municipal Short Duration Class A	0.70%	1.55%
Municipal Short Duration Class C	1.45%	2.29%
Municipal Short Duration Class I	0.45%	1.27%
Municipal Short Duration Class F	0.40%	1.27%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable.

Composition of Municipal Bonds(1)

as of April 30, 2017

Municipal Bonds	Percentage of Net Assets
Airport	10.7%
Development	2.5
Education	2.3
General Obligation	9.2
Higher Education	2.8
Housing	0.8
Medical	14.4
Mello-Roos District	3.2
Nursing Homes	6.8
Other(2)	12.6
Pollution	0.2
Power	1.3
School District	6.5
Single Family Housing	2.6
Tobacco	5.3
Transportation	8.9
Utilities	1.5
Water	3.1
Short-Term Investments	4.3
Other Assets & Liabilities	1.0

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(2)	Other refers to Special Tax District Bonds, Tax Increment Bonds and certain Community Development District bonds.

19

The Hartford Quality Bond Fund inception 11/30/2012

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to maximize total return while providing a high level of current income consistent with prudent investment risk.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Quality Bond A3	-1.33%	-0.03%	1.65%
Quality Bond A4	-5.77%	-4.53%	0.59%
Quality Bond C3	-1.61%	-0.78%	0.90%
Quality Bond C4	-2.57%	-1.75%	0.90%
Quality Bond I3	-1.10%	0.23%	1.94%
Quality Bond R3[3]	-1.48%	-0.33%	1.41%
Quality Bond R4[3]	-1.20%	0.33%	1.76%
Quality Bond R5[3]	-1.08%	0.51%	2.06%
Quality Bond Y3	-1.07%	0.41%	1.98%
Quality Bond F3	-1.08%	0.25%	1.94%
Bloomberg Barclays U.S. Aggregate Bond Index

[1]	Not Annualized
[2]	Inception: 11/30/2012
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

20

The Hartford Quality Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Quality Bond Class A	1.00%	1.08%
Quality Bond Class C	1.75%	1.82%
Quality Bond Class I	0.75%	0.83%
Quality Bond Class R3	1.30%	1.42%
Quality Bond Class R4	1.00%	1.12%
Quality Bond Class R5	0.70%	0.82%
Quality Bond Class Y	0.65%	0.77%
Quality Bond Class F	0.60%	0.72%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. The Fund may use dollar rolls, repurchase agreements, or reverse repurchase agreements, which can increase risk and volatility. The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. The main risk of real estate related securities is that the value of the underlying real estate may decrease in value. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	24.1%
U.S. Government Agencies	100.8
U.S. Government Securities	5.1

Total	130.0%

Short-Term Investments	1.2
Other Assets & Liabilities	(31.2)

Total	100.0%

21

The Hartford Short Duration Fund inception 10/31/2002

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Short Duration A2	0.77%	2.00%	1.76%	2.47%
Short Duration A3	-1.24%	-0.04%	1.35%	2.27%
Short Duration B2	0.88%	2.21%	1.92%	2.24%	[4]
Short Duration B3	-4.12%	-2.79%	1.55%	2.24%	[4]
Short Duration C2	0.41%	1.36%	1.01%	1.71%
Short Duration C3	-0.59%	0.36%	1.01%	1.71%
Short Duration I2	0.92%	2.39%	2.08%	2.70%
Short Duration R3[2]	0.63%	1.81%	1.46%	2.45%
Short Duration R4[2]	0.77%	2.10%	1.81%	2.63%
Short Duration R5[2]	1.02%	2.51%	2.11%	2.80%
Short Duration Y2	0.95%	2.46%	2.14%	2.82%
Short Duration F2	0.93%	2.40%	2.08%	2.71%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Index	0.24%	0.76%	0.93%	2.32%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 2.00% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 2/26/10. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 2/26/10 through 2/27/17 and Class A shares (excluding sales charges) prior to 2/26/10.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

22

The Hartford Short Duration Fund inception 10/31/2002

Bloomberg Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The 1-3 Year U.S. Government/Credit Index includes securities in the 1-3 year maturity range in the U.S. Government/Credit Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

23

The Hartford Short Duration Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Short Duration Class A	0.85%	0.89%
Short Duration Class B	1.60%	1.77%
Short Duration Class C	1.60%	1.60%
Short Duration Class I	0.56%	0.56%
Short Duration Class R3	1.15%	1.23%
Short Duration Class R4	0.85%	0.93%
Short Duration Class R5	0.55%	0.62%
Short Duration Class Y	0.55%	0.55%
Short Duration Class F	0.50%	0.50%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Bank loans can be difficult to value and highly illiquid; they are subject to credit risk and risks of bankruptcy and insolvency. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	13.6%
Corporate Bonds	58.4
Foreign Government Obligations	0.3
Municipal Bonds	0.4
Senior Floating Rate Interests	22.1
U.S. Government Agencies	5.4
U.S. Government Securities	0.6

Total	100.8%

Short-Term Investments	1.8
Other Assets & Liabilities	(2.6)

Total	100.0%

24

The Hartford Strategic Income Fund inception 05/31/2007

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to provide current income and long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Strategic Income A3	3.88%	8.33%	3.92%	4.65%
Strategic Income A4	-0.80%	3.46%	2.97%	4.16%
Strategic Income B3	3.84%	8.41%	3.37%	3.99%	[5]
Strategic Income B4	-1.16%	3.41%	3.03%	3.99%	[5]
Strategic Income C3	3.46%	7.57%	3.16%	3.89%
Strategic Income C4	2.46%	6.57%	3.16%	3.89%
Strategic Income I3	4.00%	8.59%	4.20%	4.94%
Strategic Income R3[3]	3.62%	7.89%	3.57%	4.89%
Strategic Income R4[3]	3.85%	8.43%	3.92%	5.09%
Strategic Income R5[3]	4.05%	8.69%	4.24%	5.28%
Strategic Income R6[3]	4.08%	8.76%	4.30%	5.30%
Strategic Income Y3	4.07%	8.74%	4.30%	5.30%
Strategic Income F3	4.01%	8.61%	4.20%	4.94%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.41%

[1]	Not Annualized
[2]	Inception: ”Since Inception” returns for Classes A, B, C, I and F and the Bloomberg Barclays U.S. Aggregate Bond Index are since 5/31/2007. “Since Inception” returns for Classes R3, R4, R5, R6 and Y are since 8/31/2007.
[3]	Without sales charge
[4]	With sales charge
[5]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class Y shares commenced operations on 8/31/07. Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of 4/2/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

25

The Hartford Strategic Income Fund inception 05/31/2007

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

26

The Hartford Strategic Income Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Strategic Income Class A	0.96%	1.05%
Strategic Income Class B	1.71%	1.87%
Strategic Income Class C	1.71%	1.75%
Strategic Income Class I	0.71%	0.75%
Strategic Income Class R3	1.26%	1.42%
Strategic Income Class R4	0.96%	1.08%
Strategic Income Class R5	0.66%	0.76%
Strategic Income Class R6	0.61%	0.65%
Strategic Income Class Y	0.61%	0.70%
Strategic Income Class F	0.61%	0.65%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Bank loans can be difficult to value and highly illiquid; they are subject to credit risk and risks of bankruptcy and insolvency. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. The Fund may purchase securities in the To-Be-Announced (TBA) market, which can subject the Fund to additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.3%

Total	0.3%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	17.8%
Corporate Bonds	14.0
Foreign Government Obligations	25.1
Municipal Bonds	1.9
Senior Floating Rate Interests	25.3
U.S. Government Agencies	0.9
U.S. Government Securities	4.7

Total	89.7%

Short-Term Investments	10.1
Purchased Options	0.0 *
Other Assets & Liabilities	(0.1)

Total	100.0%

*	Percentage rounds to zero.

27

The Hartford Total Return Bond Fund inception 07/22/1996

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Total Return Bond Fund A2	0.14%	2.25%	2.56%	3.65%
Total Return Bond Fund A3	-4.36%	-2.35%	1.62%	3.18%
Total Return Bond Fund B2	-0.25%	1.57%	1.81%	3.05%	[4]
Total Return Bond Fund B3	-5.19%	-3.42%	1.45%	3.05%	[4]
Total Return Bond Fund C2	-0.22%	1.50%	1.83%	2.90%
Total Return Bond Fund C3	-1.21%	0.50%	1.83%	2.90%
Total Return Bond Fund I2	0.25%	2.50%	2.85%	3.95%
Total Return Bond Fund R3[2]	0.00%	2.03%	2.26%	3.39%
Total Return Bond Fund R4[2]	0.16%	2.26%	2.58%	3.68%
Total Return Bond Fund R5[2]	0.31%	2.66%	2.89%	3.98%
Total Return Bond Fund R6[2]	0.45%	2.80%	2.97%	4.06%
Total Return Bond Fund Y2	0.36%	2.67%	2.99%	4.08%
Total Return Bond Fund F2	0.38%	2.63%	2.88%	3.96%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of 3/5/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

28

The Hartford Total Return Bond Fund inception 07/22/1996

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

29

The Hartford Total Return Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Total Return Bond Class A	0.87%	0.87%
Total Return Bond Class B	1.63%	1.89%
Total Return Bond Class C	1.60%	1.60%
Total Return Bond Class I	0.61%	0.61%
Total Return Bond Class R3	1.18%	1.18%
Total Return Bond Class R4	0.86%	0.86%
Total Return Bond Class R5	0.56%	0.56%
Total Return Bond Class R6	0.45%	0.45%
Total Return Bond Class Y	0.50%	0.50%
Total Return Bond Class F	0.45%	0.45%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. The Fund may purchase securities in the To-Be-Announced (TBA) market, which can subject the Fund to additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. The Fund has the ability to invest in foreign, emerging-market, and high-yield (“junk”) bonds. Investments in these securities generally involve greater risk, volatility, and possibility of loss. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Preferred Stocks	0.1

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	28.0%
Corporate Bonds	30.5
Foreign Government Obligations	2.1
Municipal Bonds	1.1
Senior Floating Rate Interests	4.3
U.S. Government Agencies	38.3
U.S. Government Securities	12.7

Total	117.0%

Short-Term Investments	4.1
Purchased Options	0.0 *
Other Assets & Liabilities	(21.2)

Total	100.0%

*	Percentage rounds to zero.

30

The Hartford Unconstrained Bond Fund inception 10/31/2002

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks to maximize long-term total return.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Unconstrained Bond A2	2.36%	5.26%	1.66%	3.32%
Unconstrained Bond A3	-2.25%	0.52%	0.73%	2.85%
Unconstrained Bond B2	1.88%	4.48%	0.88%	2.71%	[4]
Unconstrained Bond B3	-3.12%	-0.52%	0.52%	2.71%	[4]
Unconstrained Bond C2	1.98%	4.48%	0.91%	2.55%
Unconstrained Bond C3	0.98%	3.48%	0.91%	2.55%
Unconstrained Bond I2	2.38%	5.52%	1.92%	3.45%
Unconstrained Bond R3[2]	2.22%	5.07%	1.36%	3.30%
Unconstrained Bond R4[2]	2.25%	5.26%	1.64%	3.46%
Unconstrained Bond R5[2]	2.41%	5.58%	1.97%	3.63%
Unconstrained Bond Y2	2.51%	5.58%	2.01%	3.63%
Unconstrained Bond F2	2.40%	5.54%	1.92%	3.45%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.67%	0.83%	2.27%	4.30%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.23%	0.39%	0.15%	0.65%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge
[4]	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class B shares reflect a contingent deferred sales charge of up to 5.00% and declining to zero, depending on the period of time the shares are held. Returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 5/25/12. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges). Class R3, R4 and R5 shares commenced operations on 9/30/11. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance for Class F shares prior to 2/28/17 reflects the performance of Class I shares from 5/25/12 through 2/27/17 and Class A shares (excluding sales charges) prior to 5/25/12.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a different investment strategy and in pursuit of a different investment objective. As of 4/23/12, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities from the Bloomberg Barclays Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index, and Commercial Mortgage-Backed Securities Index.

31

The Hartford Unconstrained Bond Fund inception 10/31/2002

Bank of America Merrill Lynch 3-Month U.S Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is a subset of The Bank of America Merrill Lynch 0-1 Year U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 months.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

32

The Hartford Unconstrained Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
Unconstrained Bond Class A	1.00%	1.27%
Unconstrained Bond Class B	1.75%	2.19%
Unconstrained Bond Class C	1.75%	1.95%
Unconstrained Bond Class I	0.75%	0.93%
Unconstrained Bond Class R3	1.30%	1.53%
Unconstrained Bond Class R4	1.00%	1.22%
Unconstrained Bond Class R5	0.70%	0.92%
Unconstrained Bond Class Y	0.70%	0.86%
Unconstrained Bond Class F	0.65%	0.81%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Bank loans can be difficult to value and highly illiquid; they are subject to credit risk such as nonpayment of principal or interest, and risks of bankruptcy and insolvency. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. The Fund may purchase securities in the To-Be-Announced (TBA) market, which can subject the Fund to additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.1%

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	41.8%
Corporate Bonds	13.5
Foreign Government Obligations	3.8
Municipal Bonds	2.1
Senior Floating Rate Interests	17.5
U.S. Government Agencies	47.0
U.S. Government Securities	8.1

Total	133.8%

Short-Term Investments	10.1
Purchased Options	0.1
Other Assets & Liabilities	(44.1)

Total	100.0%

33

The Hartford World Bond Fund inception 05/31/2011

(sub-advised by Wellington Management Company LLP)	Investment objective – The Fund seeks capital appreciation with income as a secondary goal.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
World Bond A3	-0.48%	0.19%	1.91%	2.83%
World Bond A4	-4.96%	-4.31%	0.98%	2.03%
World Bond C3	-0.87%	-0.58%	1.17%	2.07%
World Bond C4	-1.87%	-1.58%	1.17%	2.07%
World Bond I3	-0.29%	0.49%	2.19%	3.10%
World Bond R3[3]	-0.68%	-0.10%	1.60%	2.48%
World Bond R4[3]	-0.48%	0.19%	1.92%	2.81%
World Bond R5[3]	-0.29%	0.58%	2.23%	3.11%
World Bond R6[3]	-0.38%	0.48%	2.30%	3.19%
World Bond Y3	-0.29%	0.58%	2.32%	3.21%
World Bond F3	-0.29%	0.49%	2.19%	3.10%
Citigroup World Government Bond Index	-2.56%	-3.61%	-0.62%	0.05%

[1]	Not Annualized
[2]	Inception: 05/31/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class R6 shares commenced operations on 11/07/14. Performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares.

To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes) is a market-capitalization weighted index consisting of government bond markets. Country eligibility is based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

34

The Hartford World Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

	Net	Gross
World Bond Class A	1.05%	1.11%
World Bond Class C	1.77%	1.77%
World Bond Class I	0.79%	0.79%
World Bond Class R3	1.35%	1.40%
World Bond Class R4	1.05%	1.08%
World Bond Class R5	0.75%	0.81%
World Bond Class R6	0.67%	0.72%
World Bond Class Y	0.70%	0.72%
World Bond Class F	0.67%	0.72%

*	Expenses as shown in the Fund’s most recent prospectus. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses and transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class R6 and F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different classes and/or portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund is non-diversified, so it may be more exposed to the risks associated with individual issuers than a diversified fund. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.1%
Convertible Preferred Stocks	0.0 *

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	11.7%
Convertible Bonds	0.5
Corporate Bonds	18.5
Foreign Government Obligations	52.2
Senior Floating Rate Interests	1.6
U.S. Government Agencies	0.7
U.S. Government Securities	10.7

Total	95.9%

Short-Term Investments	4.1
Purchased Options	0.0 *
Other Assets & Liabilities	(0.1)

Total	100.0%

*	Percentage rounds to zero.

35

Fixed Income Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2016 through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Hartford Emerging Markets Local Debt Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,033.70	$6.30		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class C	$1,000.00	$1,029.80	$10.07		$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,035.20	$5.05		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class R3	$1,000.00	$1,032.90	$7.81		$1,000.00	$1,017.11	$7.75	1.55%	181	365
Class R4	$1,000.00	$1,033.00	$6.30		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R5	$1,000.00	$1,034.20	$4.79		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class Y	$1,000.00	$1,034.50	$4.54		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F(2)	$1,000.00	$1,042.10	$1.54	(3)	$1,000.00	$1,020.33	$4.51	0.90%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

36

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Floating Rate Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,035.20	$4.95		$1,000.00	$1,019.94	$4.91	0.98%	181	365
Class B	$1,000.00	$1,031.40	$8.81		$1,000.00	$1,016.12	$8.75	1.75%	181	365
Class C	$1,000.00	$1,031.50	$8.66		$1,000.00	$1,016.27	$8.60	1.72%	181	365
Class I	$1,000.00	$1,036.60	$3.59		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class R3	$1,000.00	$1,032.60	$6.30		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$1,034.00	$5.04		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class R5	$1,000.00	$1,036.70	$3.53		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class Y	$1,000.00	$1,037.00	$3.28		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class F(2)	$1,000.00	$1,005.30	$1.07	(3)	$1,000.00	$1,021.62	$3.21	0.64%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Floating Rate High Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,039.30	$5.31		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class C	$1,000.00	$1,035.40	$9.08		$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class I	$1,000.00	$1,040.50	$4.05		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$1,037.80	$6.82		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,039.30	$5.31		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,040.80	$3.80		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,040.90	$3.80		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class F(2)	$1,000.00	$1,005.60	$1.26	(3)	$1,000.00	$1,021.08	$3.76	0.75%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

37

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford High Yield Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,047.80	$5.33		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class B	$1,000.00	$1,044.10	$9.12		$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class C	$1,000.00	$1,044.10	$9.12		$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class I	$1,000.00	$1,050.40	$4.07		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$1,047.70	$6.85		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$1,049.20	$5.33		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$1,050.80	$3.81		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,049.70	$3.56		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class F(2)	$1,000.00	$1,007.60	$1.17	(3)	$1,000.00	$1,021.32	$3.51	0.70%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Inflation Plus Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,002.70	$4.22		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class B	$1,000.00	$998.10	$7.93		$1,000.00	$1,016.86	$8.00	1.60%	181	365
Class C	$1,000.00	$999.20	$7.93		$1,000.00	$1,016.86	$8.00	1.60%	181	365
Class I	$1,000.00	$1,003.50	$2.98		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class R3	$1,000.00	$1,000.30	$5.95		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R4	$1,000.00	$1,002.20	$4.47		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class R5	$1,000.00	$1,003.60	$2.98		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class Y	$1,000.00	$1,004.10	$2.73		$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class F(1)	$1,000.00	$1,004.50	$0.92	(2)	$1,000.00	$1,022.07	$2.76	0.55%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

38

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

Hartford Municipal Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$992.50	$3.41		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class C	$1,000.00	$989.70	$5.18		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class I	$1,000.00	$992.80	$2.17		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,014.20	$0.66	(3)	$1,000.00	$1,022.86	$1.96	0.39%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Municipal Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$991.90	$3.36		$1,000.00	$1,021.42	$3.41	0.68%	181	365
Class B	$1,000.00	$988.10	$7.10		$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class C	$1,000.00	$988.10	$7.10		$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class I	$1,000.00	$993.10	$2.17		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,011.80	$0.66	(3)	$1,000.00	$1,022.86	$1.96	0.39%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

39

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Municipal Real Return Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,000.70	$3.42		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class B	$1,000.00	$996.90	$7.13		$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class C	$1,000.00	$996.90	$7.13		$1,000.00	$1,017.65	$7.20	1.44%	181	365
Class I	$1,000.00	$1,002.00	$2.18		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class Y	$1,000.00	$1,001.90	$2.18		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,006.10	$0.65	(3)	$1,000.00	$1,022.86	$1.96	0.39%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Municipal Short Duration Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$997.90	$3.42		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class C	$1,000.00	$995.70	$5.59		$1,000.00	$1,019.19	$5.66	1.13%	181	365
Class I	$1,000.00	$999.10	$2.18		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,006.50	$0.65	(3)	$1,000.00	$1,022.86	$1.96	0.39%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

40

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Quality Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$986.70	$4.68		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class C	$1,000.00	$983.90	$8.36		$1,000.00	$1,016.36	$8.50	1.70%	181	365
Class I	$1,000.00	$989.00	$3.45		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class R3	$1,000.00	$985.20	$6.15		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$988.00	$4.53		$1,000.00	$1,020.23	$4.61	0.92%	181	365
Class R5	$1,000.00	$989.20	$3.21		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class Y	$1,000.00	$989.30	$2.96		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class F(2)	$1,000.00	$1,007.10	$0.92	(3)	$1,000.00	$1,022.07	$2.76	0.55%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Short Duration Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,007.70	$4.23		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class B	$1,000.00	$1,008.80	$4.23		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class C	$1,000.00	$1,004.10	$7.85		$1,000.00	$1,016.96	$7.90	1.58%	181	365
Class I	$1,000.00	$1,009.20	$2.84		$1,000.00	$1,021.97	$2.86	0.57%	181	365
Class R3	$1,000.00	$1,006.30	$5.67		$1,000.00	$1,019.14	$5.71	1.14%	181	365
Class R4	$1,000.00	$1,007.70	$4.23		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R5	$1,000.00	$1,010.20	$2.74		$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class Y	$1,000.00	$1,009.50	$2.44		$1,000.00	$1,022.37	$2.46	0.49%	181	365
Class F(1)	$1,000.00	$1,003.90	$0.82	(2)	$1,000.00	$1,022.37	$2.46	0.49%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

41

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Strategic Income Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,038.80	$4.80		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class B	$1,000.00	$1,038.40	$4.80		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class C	$1,000.00	$1,034.60	$8.58		$1,000.00	$1,016.36	$8.50	1.70%	181	365
Class I	$1,000.00	$1,040.00	$3.54		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class R3	$1,000.00	$1,036.20	$6.31		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$1,038.50	$4.80		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R5	$1,000.00	$1,040.50	$3.29		$1,000.00	$1,021.57	$3.26	0.65%	181	365
Class R6	$1,000.00	$1,040.80	$3.04		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class Y	$1,000.00	$1,040.70	$3.04		$1,000.00	$1,021.82	$3.01	0.60%	181	365
Class F(2)	$1,000.00	$1,018.30	$1.01	(3)	$1,000.00	$1,021.82	$3.01	0.60%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford Total Return Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,001.40	$4.22		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class B	$1,000.00	$997.50	$8.02		$1,000.00	$1,016.76	$8.10	1.62%	181	365
Class C	$1,000.00	$997.80	$7.88		$1,000.00	$1,016.91	$7.95	1.59%	181	365
Class I	$1,000.00	$1,002.50	$3.08		$1,000.00	$1,021.72	$3.11	0.62%	181	365
Class R3	$1,000.00	$1,000.00	$5.80		$1,000.00	$1,018.99	$5.86	1.17%	181	365
Class R4	$1,000.00	$1,001.60	$4.22		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class R5	$1,000.00	$1,003.10	$2.73		$1,000.00	$1,022.07	$2.76	0.55%	181	365
Class R6	$1,000.00	$1,004.50	$2.19		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class Y	$1,000.00	$1,003.60	$2.19		$1,000.00	$1,022.61	$2.21	0.44%	181	365
Class F(2)	$1,000.00	$1,010.90	$0.74	(3)	$1,000.00	$1,022.61	$2.21	0.44%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

42

Fixed Income Funds

Expense Examples (Unaudited) – (continued)

The Hartford Unconstrained Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,023.60	$4.97		$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class B	$1,000.00	$1,018.80	$8.71		$1,000.00	$1,016.17	$8.70	1.74%	181	365
Class C	$1,000.00	$1,019.80	$8.71		$1,000.00	$1,016.17	$8.70	1.74%	181	365
Class I	$1,000.00	$1,023.80	$3.71		$1,000.00	$1,021.13	$3.71	0.74%	181	365
Class R3	$1,000.00	$1,022.20	$6.37		$1,000.00	$1,018.50	$6.36	1.27%	181	365
Class R4	$1,000.00	$1,022.50	$4.96		$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class R5	$1,000.00	$1,024.10	$3.46		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class Y	$1,000.00	$1,025.10	$3.46		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class F(2)	$1,000.00	$1,009.20	$1.07	(3)	$1,000.00	$1,021.62	$3.21	0.64%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

The Hartford World Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$995.20	$5.19		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class C	$1,000.00	$991.30	$8.79		$1,000.00	$1,015.97	$8.90	1.78%	181	365
Class I	$1,000.00	$997.10	$3.96		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class R3	$1,000.00	$993.20	$6.67		$1,000.00	$1,018.10	$6.76	1.35%	181	365
Class R4	$1,000.00	$995.20	$5.19		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class R5	$1,000.00	$997.10	$3.71		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class R6	$1,000.00	$996.20	$3.42		$1,000.00	$1,021.37	$3.46	0.69%	181	365
Class Y	$1,000.00	$997.10	$3.32		$1,000.00	$1,021.47	$3.36	0.67%	181	365
Class F(1)	$1,000.00	$1,002.90	$1.12	(2)	$1,000.00	$1,021.47	$3.36	0.67%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

43

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0%
		Argentina - 0.8%
$	175,000	Aeropuertos Argentina S.A. 6.88%, 02/01/2027(1)	$184,713
	250,000	Cia Latinoamericana de Infraestructura & Servicios S.A. 9.50%, 07/20/2023(1)	262,187
	50,000	IRSA Propiedades Comerciales S.A. 8.75%, 03/23/2023(1)	56,000
	150,000	Pampa Energia S.A. 7.50%, 01/24/2027(1)	159,750
	150,000	Tarjeta Naranja S.A. 22.44%, 04/11/2022(1)(2)	153,750

			816,400

		Austria - 0.2%
	200,000	Eldorado Intl. Finance GmbH 8.63%, 06/16/2021(1)	173,100

		Azerbaijan - 0.7%
	400,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	441,460
	260,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(3)	281,450

			722,910

		Barbados - 0.3%
	240,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(3)	258,300

		Bermuda - 0.8%
	275,000	Digicel Group Ltd. 7.13%, 04/01/2022(3)	230,725
	215,000	GCX Ltd. 7.00%, 08/01/2019(3)	220,365
	310,000	Inkia Energy Ltd. 8.38%, 04/04/2021(3)	319,920

			771,010

		Brazil - 0.9%
	270,000	Banco do Brasil S.A. 5.88%, 01/26/2022(3)	281,813
	200,000	Centrais Electricas Brasileiras S.A. 5.75%, 10/27/2021(3)	204,800
	200,000	Samarco Mineracao S.A. 4.13%, 11/01/2022(3)(4)	128,000
	325,000	Votorantim Cimentos S.A. 7.25%, 04/05/2041(3)	331,906

			946,519

		British Virgin Islands - 2.1%
	245,000	CLP Power HK Finance Ltd. 4.25%, 11/07/2019(2)(3)(5)	250,222
	270,000	GTL Trade Finance, Inc. 5.89%, 04/29/2024(3)	275,130
	470,000	HLP Finance Ltd. 4.75%, 06/25/2022(3)	501,545
	615,000	SmarTone Finance Ltd. 3.88%, 04/08/2023(3)	622,175
		State Grid Overseas Investment Ltd.
	235,000	2.75%, 05/04/2022(1)	233,905
	240,000	3.50%, 05/04/2027(1)	239,423

			2,122,400

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0% - (continued)
		British Virgin Islands - 0.1%
$	120,000	Arcos Dorados Holdings, Inc. 5.88%, 04/04/2027(1)	$120,049

		Cayman Islands - 1.7%
	230,000	Alliance Global Group Cayman Islands, Inc. 6.50%, 08/18/2017(3)	232,875
	266,000	CK Hutchison International 17 Ltd. 3.50%, 04/05/2027(1)	266,865
	275,000	Emirates NBD Tier Ltd. 5.75%, 05/30/2019(2)(3)(5)	281,930
	300,000	KWG Property Holding Ltd. 8.98%, 01/14/2019(3)	313,492
	200,000	Pontis IV Ltd. 5.13%, 03/31/2027(1)	198,500
	200,000	Semiconductor Manufacturing International Corp. 4.13%, 10/07/2019(3)	205,209
	200,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(3)	203,472

			1,702,343

		Chile - 0.8%
	200,000	Cencosud S.A. 5.15%, 02/12/2025(1)	211,046
	350,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(3)	355,115
	275,000	Inversiones CMPC S.A. 4.38%, 04/04/2027(1)	275,542

			841,703

		China - 0.2%
	225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(1)	237,727

		Colombia - 0.6%
	200,000	Banco de Bogota S.A. 6.25%, 05/12/2026(1)	213,040
	280,000	Empresa de Energia de Bogota S.A. ESP 6.13%, 11/10/2021(3)	288,750
COP	280,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	73,008

			574,798

		Dominican Republic - 0.2%
$	200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	214,176

		India - 1.3%
	255,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	255,944
	240,000	ICICI Bank Ltd. 6.38%, 04/30/2022(2)(3)	240,000
	230,000	Indian Oil Corp. Ltd. 5.75%, 08/01/2023(3)	258,686
	230,000	NTPC Ltd. 4.38%, 11/26/2024(3)	239,462
	275,000	Reliance Industries Ltd. 4.88%, 02/10/2045(1)	273,704

			1,267,796

The accompanying notes are an integral part of these financial statements.

44

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0% - (continued)
		Ireland - 1.5%
		Borets Finance Ltd.
$	250,000	6.50%, 04/07/2022(1)	$258,750
	350,000	7.63%, 09/26/2018(3)	360,985
	240,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(1)	241,128
	200,000	Novolipetsk Steel via Steel Funding DAC 4.50%, 06/15/2023(3)	203,000
EUR	400,000	Vnesheconombank Via VEB Finance plc 4.03%, 02/21/2023(3)	469,549

			1,533,412

		Kazakhstan - 0.3%
$	310,000	Zhaikmunai LLP 6.38%, 02/14/2019(3)	302,404

		Luxembourg - 1.5%
	200,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	194,720
ZAR	475,000	European Investment Bank 0.00%, 12/31/2018(6)	31,482
EUR	200,000	Gazprom OAO Via Gaz Capital S.A. 4.36%, 03/21/2025(3)	241,250
$	352,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(1)	366,784
	200,000	Severstal OAO Via Steel Capital S.A. 5.90%, 10/17/2022(3)	218,750
	200,000	VM Holding S.A. 5.38%, 05/04/2027	198,096
	200,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(3)	218,000

			1,469,082

		Mauritius - 0.4%
	200,000	Greenko Investment Co. 4.88%, 08/16/2023(3)	196,991
	200,000	MTN Mauritius Investment Ltd. 5.37%, 02/13/2022(1)	203,649

			400,640

		Mexico - 2.5%
	265,000	Banco Inbursa S.A. Institucion de Banca Multiple 4.38%, 04/11/2027(1)	259,700
	200,000	Mexico City Airport Trust 5.50%, 10/31/2046(1)	197,770
EUR	105,000	Nemak S.A.B. de C.V. 3.25%, 03/15/2024(1)	115,978
		Petroleos Mexicanos
	835,000	5.50%, 02/24/2025(3)	1,032,703
$	585,000	6.75%, 09/21/2047	594,536
EUR	125,000	Sigma Alimentos S.A. de C.V. 2.63%, 02/07/2024(1)	141,421
$	200,000	Trust F 5.25%, 01/30/2026(1)	202,500

			2,544,608

		Morocco - 0.3%
	295,000	OCP S.A. 6.88%, 04/25/2044(3)	319,338

		Netherlands - 0.9%
	240,000	ICTSI Treasury B.V. 5.88%, 09/17/2025(3)	260,018

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0% - (continued)
		Netherlands - 0.9% - (continued)
$	200,000	Ihs Netherlands Holdco B.V. 9.50%, 10/27/2021(1)	$208,656
	330,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(3)	349,553
	90,000	Petrobras Global Finance B.V. 7.38%, 01/17/2027	96,777

			915,004

		Peru - 0.3%
	221,000	Banco de Credito del Peru 6.88%, 09/16/2026(2)(3)	248,912

		Philippines - 0.3%
	240,000	SM Investments Corp. 4.88%, 06/10/2024(3)	251,106

		Singapore - 1.4%
	200,000	BOC Aviation Ltd. 3.88%, 04/27/2026(1)	199,157
	265,000	Indika Energy Capital II Pte Ltd. 6.88%, 04/10/2022(1)	263,195
		STATS ChipPAC Pte Ltd.
	260,000	8.50%, 11/24/2020(1)	280,475
	200,000	8.50%, 11/24/2020(3)	215,750
	390,000	United Overseas Bank Ltd. 3.75%, 09/19/2024(2)(3)	396,845

			1,355,422

		Thailand - 0.7%
	225,000	Krung Thai Bank PCL/Cayman Islands 5.20%, 12/26/2024(2)(3)	232,788
	435,000	PTT Exploration & Production PCL 4.88%, 06/18/2019(1)(2)(5)	444,797

			677,585

		Turkey - 1.2%
	200,000	Turkcell Iletisim Hizmetleri AS 5.75%, 10/15/2025(3)	206,751
	200,000	Turkiye Is Bankasi 6.13%, 04/25/2024(1)	203,088
		Turkiye Sinai Kalkinma Bankasi AS
	200,000	4.88%, 05/18/2021(3)	196,734
	400,000	5.13%, 04/22/2020(3)	402,913
	200,000	Yasar Holding AS 8.88%, 05/06/2020(3)	204,494

			1,213,980

		United Arab Emirates - 0.1%
	110,000	DP World Ltd. 6.85%, 07/02/2037(3)	129,250

		United Kingdom - 0.6%
ZAR	550,000	European Bank for Reconstruction & Development 0.00%, 12/31/2020(6)	31,162
$	200,000	MARB BondCo plc 7.00%, 03/15/2024(1)	202,240
	340,000	Tullow Oil PLC 6.25%, 04/15/2022(3)	325,101

			558,503

The accompanying notes are an integral part of these financial statements.

45

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 23.0% - (continued)
		United States - 0.3%
$	230,000	Southern Copper Corp. 6.75%, 04/16/2040	$261,132

		Total Corporate Bonds (cost $22,376,370)	$22,949,609

FOREIGN GOVERNMENT OBLIGATIONS - 69.5%
		Argentina - 2.7%
		Argentine Bonos del Tesoro
ARS	14,040,763	15.50%, 10/17/2026	$1,005,254
	3,895,000	16.00%, 10/17/2023	270,700
	5,325,000	18.20%, 10/03/2021	377,292
	3,970,000	City of Buenos Aires Argentina 22.63%, 03/29/2024(2)	265,045
		Provincia de Buenos Aires
$	250,000	7.88%, 06/15/2027(1)	260,982
	150,000	9.13%, 03/16/2024(1)	170,325
	351,000	Provincia de Entre Rios Argentina 8.75%, 02/08/2025(1)	358,610

			2,708,208

		Brazil - 10.7%
EUR	100,000	Banco Nacional de Desenvolvimento Economico e Social 3.63%, 01/21/2019(3)	112,993
		Brazil Letras do Tesouro Nacional
BRL	1,795,000	0.00%, 04/01/2018(6)	521,263
	3,446,000	0.00%, 01/01/2019(6)	935,390
	5,651,000	0.00%, 04/01/2019(6)	1,497,742
	13,746,000	0.00%, 01/01/2020(6)	3,379,635
	8,940,000	0.00%, 07/01/2020(6)	2,087,257
		Brazil Notas do Tesouro Nacional
	4,789,000	10.00%, 01/01/2021	1,512,998
	1,467,000	10.00%, 01/01/2023	459,786
	498,000	10.00%, 01/01/2027	154,179

			10,661,243

		Chile - 0.3%
		Bonos de la Tesoreria de la Republica en pesos
CLP	70,000,000	4.50%, 02/28/2021	109,146
	75,000,000	4.50%, 03/01/2026	117,416
	77,500,000	Chile Government International Bond 5.50%, 08/05/2020	123,031

			349,593

		Colombia - 4.1%
		Colombian TES
COP	1,173,800,000	6.00%, 04/28/2028	384,275
	491,500,000	7.00%, 09/11/2019	171,730
	1,834,100,000	7.00%, 06/30/2032	642,119
	1,052,900,000	7.50%, 08/26/2026	389,514
	1,303,300,000	7.75%, 09/18/2030	492,797
	2,930,700,000	10.00%, 07/24/2024	1,219,000
	2,014,500,000	11.00%, 07/24/2020	788,321

			4,087,756

		Egypt - 0.2%
$	205,000	Egypt Government International Bond 7.50%, 01/31/2027(1)	220,969

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 69.5% - (continued)
		Ghana - 1.1%
		Ghana Government Bond
GHS	180,000	21.00%, 03/23/2020	$43,303
	185,000	24.00%, 11/23/2020	47,851
	100,000	24.50%, 06/21/2021	26,727
	1,900,000	24.75%, 07/19/2021	514,657
	1,835,000	Ghana Treasury Note 21.00%, 01/07/2019	437,292

			1,069,830

		Hungary - 3.1%
		Hungary Government Bond
HUF	288,970,000	2.00%, 10/30/2019	1,044,525
	60,510,000	2.50%, 10/27/2021	219,024
	159,380,000	3.00%, 06/26/2024	559,159
	85,850,000	3.50%, 06/24/2020	323,675
	192,250,000	5.50%, 06/24/2025	785,342
	46,750,000	6.00%, 11/24/2023	196,259

			3,127,984

		Indonesia - 6.6%
		Indonesia Treasury Bond
IDR	5,466,000,000	5.63%, 05/15/2023	381,389
	13,567,000,000	6.63%, 05/15/2033	917,979
	13,954,000,000	7.88%, 04/15/2019	1,073,062
	4,319,000,000	8.25%, 07/15/2021	341,042
	7,375,000,000	8.25%, 06/15/2032	581,202
	1,301,000,000	8.25%, 05/15/2036	102,731
	10,197,000,000	8.38%, 03/15/2024	820,797
	13,885,000,000	8.38%, 03/15/2034	1,105,258
	1,226,000,000	8.75%, 05/15/2031	101,638
	6,780,000,000	8.75%, 02/15/2044	553,515
	7,321,000,000	9.00%, 03/15/2029	615,426

			6,594,039

		Kazakhstan - 0.1%
EUR	125,000	KazAgro National Management Holding JSC 3.26%, 05/22/2019(3)	138,820

		Kuwait - 0.3%
$	260,000	Kuwait International Government Bond 3.50%, 03/20/2027(1)	265,876

		Malaysia - 4.7%
		Malaysia Government Bond
MYR	1,085,000	3.42%, 08/15/2022	245,379
	2,145,000	3.49%, 03/31/2020	493,249
	2,175,000	3.58%, 09/28/2018	503,423
	375,000	3.66%, 10/15/2020	86,294
	1,470,000	3.80%, 09/30/2022	338,428
	2,775,000	3.80%, 08/17/2023	634,980
	660,000	3.96%, 09/15/2025	150,569
	2,820,000	4.05%, 09/30/2021	657,167
	1,635,000	4.16%, 07/15/2021	383,279
	3,240,000	4.50%, 04/15/2030	751,470
	1,850,000	Malaysia Government Investment Issue 4.39%, 07/07/2023	436,101

			4,680,339

		Mexico - 5.9%
		Mexican Bonos
MXN	12,653,300	5.75%, 03/05/2026	610,543
	9,429,000	6.50%, 06/09/2022	488,333

The accompanying notes are an integral part of these financial statements.

46

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 69.5% - (continued)
		Mexico - 5.9% - (continued)
MXN	2,571,900	7.50%, 06/03/2027	$139,243
	7,497,900	7.75%, 05/29/2031	408,836
	11,669,900	7.75%, 11/23/2034	633,272
	14,255,500	8.00%, 12/07/2023	792,777
	5,590,400	8.50%, 05/31/2029	324,812
	6,668,600	8.50%, 11/18/2038	387,737
	9,708,200	10.00%, 12/05/2024	601,864
	22,872,000	10.00%, 11/20/2036	1,511,221
	125,894	Mexican Udibonos 4.50%, 12/04/2025(7)	7,323

			5,905,961

		Peru - 1.4%
		Peru Government Bond
PEN	425,000	5.70%, 08/12/2024	133,969
	100,000	6.35%, 08/12/2028	31,908
	378,000	6.85%, 02/12/2042	122,641
	2,010,000	6.90%, 08/12/2037	668,979
	575,000	6.95%, 08/12/2031	191,445
	600,000	8.20%, 08/12/2026	219,101

			1,368,043

		Poland - 7.6%
		Poland Government Bond
PLN	1,750,000	1.75%, 07/25/2021	434,116
	1,300,000	2.00%, 04/25/2021	327,145
	1,100,000	5.25%, 10/25/2020	309,651
	650,000	5.75%, 10/25/2021	188,690
	6,150,000	5.75%, 09/23/2022	1,806,697
		Republic of Poland Government Bond
	11,165,000	2.25%, 04/25/2022	2,794,992
	5,020,000	2.50%, 07/25/2027	1,190,555
	1,985,000	4.00%, 10/25/2023	539,540

			7,591,386

		Russia - 6.0%
		Russian Federal Bond - OFZ
RUB	32,715,000	7.00%, 01/25/2023	559,667
	47,490,000	7.00%, 08/16/2023	807,892
	26,625,000	7.05%, 01/19/2028	449,973
	10,950,000	7.40%, 12/07/2022	190,206
	26,050,000	7.70%, 03/23/2033	451,138
	128,240,000	7.75%, 09/16/2026	2,276,295
	67,810,000	8.50%, 09/17/2031	1,268,566

			6,003,737

		South Africa - 7.4%
		Republic of South Africa Government Bond
ZAR	31,417,218	6.25%, 03/31/2036	1,697,453
	3,750,000	6.50%, 02/28/2041	200,187
	5,935,000	8.25%, 03/31/2032	407,162
	6,385,000	8.50%, 01/31/2037	434,202
	940,000	8.75%, 01/31/2044	64,237
	1,825,000	8.75%, 02/28/2048	124,241
	23,415,000	10.50%, 12/21/2026	1,955,643
		South Africa Government Bond
	8,690,000	7.00%, 02/28/2031	541,768
	100,000	7.75%, 02/28/2023	7,359
	8,185,000	8.00%, 01/31/2030	561,096
	3,070,000	8.88%, 02/28/2035	218,130
	16,280,000	9.00%, 01/31/2040	1,146,110

			7,357,588

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 69.5% - (continued)
		Thailand - 2.6%
		Thailand Government Bond
THB	21,359,936	1.25%, 03/12/2028(3)(7)	$573,044
	27,690,000	1.88%, 06/17/2022	788,247
	5,600,000	3.65%, 06/20/2031	170,443
	9,920,000	3.85%, 12/12/2025	313,255
	10,875,000	3.88%, 06/13/2019	329,234
	13,075,000	4.88%, 06/22/2029	449,789

			2,624,012

		Turkey - 4.1%
$	200,000	Export Credit Bank of Turkey 5.38%, 10/24/2023(1)	200,500
		Turkey Government Bond
TRY	1,275,000	8.00%, 03/12/2025	317,319
	1,245,000	8.80%, 09/27/2023	326,327
	595,000	9.00%, 07/24/2024	157,756
	145,000	9.20%, 09/22/2021	38,822
	3,085,000	9.50%, 01/12/2022	836,401
	735,000	10.40%, 03/20/2024	207,963
	3,765,000	10.70%, 02/17/2021	1,061,041
	3,340,000	11.00%, 03/02/2022	958,195

			4,104,324

		Uruguay - 0.4%
		Uruguay Government International Bond
UYU	768,174	4.00%, 07/10/2030(7)	24,572
	12,133,952	4.38%, 12/15/2028(7)	406,480

			431,052

		Zambia - 0.2%
		Zambia Government Bond
ZMW	680,000	11.00%, 02/27/2022	54,493
	850,000	13.00%, 08/29/2026	58,136
	950,000	14.00%, 04/24/2032	64,975

			177,604

		Total Foreign Government Obligations (cost $68,570,711)	$69,468,364

		Total Long-Term Investments (cost $90,947,081)	$92,417,973

SHORT-TERM INVESTMENTS - 0.7%
		Other Investment Pools & Funds - 0.7%
	746,072	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$746,072

		Total Short-Term Investments (cost $746,072)	$746,072

Total Investments Excluding Purchased Options (cost $91,693,153)	93.2%	$93,164,045

Total Purchased Options (cost $647,720)	0.4%	$366,601

Total Investments (cost $92,340,873)^	93.6%	$93,530,646
Other Assets and Liabilities	6.4%	6,379,632

Total Net Assets	100.0%	$99,910,278

The accompanying notes are an integral part of these financial statements.

47

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,253,280
Unrealized Depreciation	(2,063,507)

Net Unrealized Appreciation	$1,189,773

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $9,705,159, which represented 9.7% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $14,333,384, which represented 14.3% of total net assets.

(4)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	Security is a zero-coupon bond.

(7)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/BRL Put	CBK	3.34 BRL per USD	07/10/17	USD	694,000	$9,341	$30,585	$(21,244)
USD Call/BRL Put	GSC	3.93 BRL per USD	05/18/17	USD	1,027,000	7	20,930	(20,923)
USD Call/HUF Put	BOA	319.59 HUF per USD	06/19/17	USD	1,053,000	493	17,206	(16,713)
USD Call/HUF Put	UBS	310.10 HUF per USD	07/28/17	USD	1,868,000	4,937	29,178	(24,241)
USD Call/INR Put	CBK	69.65 INR per USD	07/10/17	USD	694,000	237	13,498	(13,261)
USD Call/INR Put	DEUT	70.40 INR per USD	09/01/17	USD	982,000	1,194	6,147	(4,953)
USD Call/KRW Put	JPM	1,139.60 KRW per USD	10/10/17	USD	781,000	21,446	23,703	(2,257)
USD Call/KRW Put	BCLY	1,180.00 KRW per USD	05/08/17	USD	2,069,000	1,587	43,821	(42,234)
USD Call/MXN Put	CBK	22.92 MXN per USD	02/23/18	USD	981,000	12,817	22,318	(9,501)
USD Call/MXN Put	JPM	23.91 MXN per USD	02/19/18	USD	1,440,000	12,887	35,295	(22,408)
USD Call/RUB Put	GSC	67.70 RUB per USD	07/14/17	USD	2,250,000	3,607	10,418	(6,811)
USD Call/TRY Put	BOA	3.95 TRY per USD	02/19/18	USD	919,000	38,053	68,557	(30,504)
USD Call/ZAR Put	CBK	14.11 ZAR per USD	07/10/17	USD	694,000	10,701	35,428	(24,727)

Total Calls					15,452,000	$117,307	$357,084	$(239,777)

The accompanying notes are an integral part of these financial statements.

48

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2017 - (continued)
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Puts
EUR Put/CZK Call	HSBC	26.00 CZK per EUR	03/21/19	EUR	940,000	$19,875	$22,916	$(3,041)
USD Put/COP Call	CBK	2,738.00 COP per USD	10/06/17	USD	1,042,000	6,457	15,156	(8,699)
USD Put/INR Call	DEUT	65.00 INR per USD	09/01/17	USD	997,000	12,214	9,182	3,032
USD Put/KRW Call	JPM	1,139.60 KRW per USD	10/10/17	USD	781,000	24,144	23,704	440
USD Put/MXN Call	MSC	18.83 MXN per USD	09/21/17	USD	1,518,000	32,594	32,377	217
USD Put/MYR Call	JPM	3.75 MYR per USD	07/04/17	USD	1,163,000	5	5,967	(5,962)
USD Put/PLN Call	BCLY	3.84 PLN per USD	08/10/17	USD	1,900,000	29,461	22,420	7,041
USD Put/TRY Call	CBK	3.65 TRY per USD	07/12/17	USD	1,039,000	27,241	18,060	9,181
USD Put/ZAR Call	JPM	12.60 ZAR per USD	08/22/17	USD	1,460,000	12,070	23,886	(11,816)

Total Puts					10,840,000	$164,061	$173,668	$(9,607)

Total purchased option contracts					26,292,000	$281,368	$530,752	$(249,384)

Written option contracts:
Calls
USD Call/KRW Put	JPM	1,250.00 KRW per USD	05/08/17	USD	(2,069,000)	$(99)	$(26,483)	$26,384
USD Call/KRW Put	GSC	1,250.00 KRW per USD	05/08/17	USD	(2,069,000)	(99)	(26,535)	26,436
USD Call/KRW Put	JPM	1,141.20 KRW per USD	05/10/17	USD	(1,952,000)	(13,149)	(24,869)	11,720
USD Call/MXN Put	JPM	21.70 MXN per USD	05/18/17	USD	(2,880,000)	(168)	(33,033)	32,865
USD Call/MXN Put	CBK	20.97 MXN per USD	05/25/17	USD	(1,961,000)	(751)	(21,306)	20,555
USD Call/MXN Put	CBK	22.19 MXN per USD	07/10/17	USD	(2,082,000)	(2,721)	(91,452)	88,731
USD Call/PLN Put	BCLY	4.35 PLN per USD	08/10/17	USD	(1,900,000)	(4,007)	(27,094)	23,087
USD Call/TRY Put	BOA	6.05 TRY per USD	02/19/18	USD	(919,000)	(2,098)	(19,299)	17,201
USD Call/ZAR Put	JPM	15.09 ZAR per USD	07/10/17	USD	(694,000)	(3,593)	(10,250)	6,657

Total Calls					(16,526,000)	$(26,685)	$(280,321)	$253,636

Written option contracts:
Puts
EUR Put/CZK Call	HSBC	24.00 CZK per EUR	03/21/19	EUR	(940,000)	$(3,965)	$(7,114)	$3,149
USD Put/BRL Call	GSC	3.33 BRL per USD	05/16/17	USD	(1,027,000)	(48,817)	(16,103)	(32,714)
USD Put/BRL Call	CBK	3.15 BRL per USD	06/28/17	USD	(1,045,000)	(13,388)	(19,009)	5,621
USD Put/COP Call	CBK	2,589.00 COP per USD	10/06/17	USD	(1,042,000)	(1,850)	(4,585)	2,735
USD Put/HUF Call	BOA	280.17 HUF per USD	06/19/17	USD	(1,053,000)	(4,502)	(12,457)	7,955
USD Put/HUF Call	UBS	274.10 HUF per USD	07/28/17	USD	(1,868,000)	(6,491)	(22,453)	15,962
USD Put/INR Call	HSBC	65.00 INR per USD	09/01/17	USD	(997,000)	(12,214)	(4,526)	(7,688)
USD Put/KRW Call	JPM	1,141.20 KRW per USD	05/10/17	USD	(1,952,000)	(19,161)	(24,869)	5,708
USD Put/KRW Call	BCLY	1,116.32 KRW per USD	05/19/17	USD	(1,012,000)	(2,882)	(16,455)	13,573
USD Put/MXN Call	MSC	17.77 MXN per USD	09/21/17	USD	(1,518,000)	(9,065)	(10,533)	1,468
USD Put/MXN Call	CBK	17.77 MXN per USD	09/21/17	USD	(1,518,000)	(9,066)	(12,780)	3,714
USD Put/RUB Call	HSBC	55.35 RUB per USD	07/14/17	USD	(2,250,000)	(12,251)	(18,000)	5,749
USD Put/TRY Call	CBK	3.44 TRY per USD	07/12/17	USD	(1,039,000)	(4,345)	(3,430)	(915)
USD Put/ZAR Call	JPM	11.85 ZAR per USD	08/22/17	USD	(1,460,000)	(2,776)	(7,300)	4,524

Total Puts					(18,721,000)	$(150,773)	$(179,614)	$28,841

Total written option contracts					(35,247,000)	$(177,458)	$(459,935)	$282,477

The accompanying notes are an integral part of these financial statements.

49

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$14,335	$19,638	$(5,303)
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	27,807	38,847	(11,040)

Total Calls					3,103,640,000	$42,142	$58,485	$(16,343)

Puts
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$14,074	$19,638	$(5,564)
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	29,017	38,846	(9,829)

Total Puts					3,103,640,000	$43,091	$58,484	$(15,393)

Total purchased swaption contracts					6,207,280,000	$85,233	$116,969	$(31,736)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	23	06/30/2017	$2,721,925	$2,723,344	$1,419

Short position contracts:
Euro-BOBL Future	4	06/08/2017	$574,710	$574,540	$170
Euro-Bund Future	6	06/08/2017	1,050,023	1,057,361	(7,338)
U.S. Treasury 10-Year Note Future	21	06/21/2017	2,639,212	2,640,094	(882)
U.S. Treasury Long Bond Future	1	06/21/2017	150,069	152,969	(2,900)

Total					$(10,950)

Total futures contracts					$(9,531)

Cross Currency Swap Contracts Outstanding at April 30, 2017
Receive	Pay	Maturity Date(1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 6.98% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/21/22	JPM	RUB	99,700,000	USD	1,687,542	$18,408	$—	$63,770	$45,362
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 6.98% based on the notional amount of currency delivered	06/21/22	JPM	USD	1,687,542	RUB	99,699,999	—	(18,408)	(64,568)	(46,160)
Fixed Rate equal to 7.28% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/21/20	JPM	RUB	157,275,000	USD	2,662,068	29,038	—	105,027	75,989
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 7.28% based on the notional amount of currency delivered	06/21/20	JPM	USD	2,662,068	RUB	157,274,998	—	(29,038)	(100,595)	(71,557)

Total								$47,446	$(47,446)	$3,634	$3,634

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

The accompanying notes are an integral part of these financial statements.

50

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.98% Fixed	3M KRW KSDA	KRW	927,735,000	12/16/25	$—	$—	$(9,004)	$(9,004)
BCLY	1.70% Fixed	3M PLN WIBOR	PLN	7,325,000	10/06/17	—	—	10,002	10,002
BNP	3M KRW KSDA	1.24% Fixed	KRW	264,840,000	12/21/21	—	—	(4,875)	(4,875)
BNP	3M KRW KSDA	1.80% Fixed	KRW	2,066,075,000	01/29/28	—	—	(25,004)	(25,004)
DEUT	1.31% Fixed	3M KRW KSDA	KRW	1,578,050,000	12/21/26	—	—	70,708	70,708
DEUT	3M KRW KSDA	1.24% Fixed	KRW	116,000,000	12/21/21	—	—	(5,493)	(5,493)
GSC	3M KRW KSDA	1.24% Fixed	KRW	207,185,000	12/21/21	—	—	(3,847)	(3,847)
JPM	1.68% Fixed	3M PLN WIBOR	PLN	5,450,000	10/03/17	—	—	2,161	2,161

Total						$—	$—	$34,648	$34,648

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
1M MXN TIIE	7.27% Fixed	MXN	92,025,000	01/08/18	$—	$—	$(4,324)	$(4,324)
1M MXN TIIE	7.36% Fixed	MXN	45,660,000	01/10/18	—	—	(3,679)	(3,679)
1M MXN TIIE	7.32% Fixed	MXN	45,665,000	01/12/18	—	—	(2,867)	(2,867)
1M MXN TIIE	7.63% Fixed	MXN	45,685,000	01/09/19	—	—	17,286	17,286
1M MXN TIIE	7.57% Fixed	MXN	45,690,000	01/11/19	—	—	14,770	14,770
1M MXN TIIE	7.82% Fixed	MXN	20,300,000	01/03/22	—	—	(26,043)	(26,043)
1M MXN TIIE	7.94% Fixed	MXN	10,075,000	01/05/22	—	—	(15,433)	(15,433)
1M MXN TIIE	7.84% Fixed	MXN	10,075,000	01/07/22	—	—	(13,222)	(13,222)
1M MXN TIIE	7.68% Fixed	MXN	16,950,000	03/22/32	—	—	4,289	4,289
3M JIBAR	7.31% Fixed	ZAR	55,325,000	06/21/19	—	—	3,692	3,692
3M JIBAR	7.68% Fixed	ZAR	24,675,000	06/21/22	—	—	(11,177)	(11,177)
6M PRIBOR	0.47% Fixed	CZK	59,091,000	06/21/19	—	—	11,766	11,766
6M PRIBOR	0.67% Fixed	CZK	45,275,000	06/21/19	—	—	1,564	1,564

Total					$—	$—	$(23,378)	$(23,378)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	06/21/17	CSFB	$216,257	$213,210	$(3,047)
AUD	Sell	06/21/17	BNP	726,314	721,923	4,391
BRL	Buy	05/22/17	GSC	452,746	508,580	55,834
BRL	Buy	06/02/17	GSC	383,733	386,686	2,953
BRL	Buy	06/02/17	JPM	123,461	124,939	1,478
BRL	Buy	06/02/17	SSG	191,529	192,094	565
BRL	Buy	06/02/17	MSC	458,240	457,902	(338)
BRL	Buy	06/02/17	MSC	94,808	93,704	(1,104)
BRL	Buy	06/02/17	DEUT	274,984	273,304	(1,680)
BRL	Buy	06/02/17	SCB	166,113	163,982	(2,131)
BRL	Buy	06/02/17	BNP	238,660	235,823	(2,837)
BRL	Buy	06/02/17	MSC	1,090,361	1,085,095	(5,266)
BRL	Buy	06/02/17	BCLY	976,544	963,592	(12,952)
BRL	Buy	06/02/17	CIB	6,686,646	6,585,845	(100,801)
BRL	Buy	06/30/17	CBK	462,091	460,046	(2,045)
BRL	Buy	07/12/17	CBK	277,503	287,134	9,631
BRL	Buy	11/03/17	JPM	3,570,432	3,879,571	309,139
BRL	Sell	06/02/17	CIB	3,714,838	3,658,837	56,001
BRL	Sell	06/02/17	MSC	1,001,745	986,393	15,352
BRL	Sell	06/02/17	MSC	922,709	919,863	2,846

The accompanying notes are an integral part of these financial statements.

51

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
BRL	Sell	06/02/17	MSC	$219,174	$217,082	$2,092
BRL	Sell	06/02/17	MSC	274,510	273,304	1,206
BRL	Sell	11/03/17	MSC	3,152,672	3,880,481	(727,809)
BRL	Sell	11/03/17	MSC	3,152,037	3,880,177	(728,140)
CLP	Buy	06/21/17	SSG	206,451	207,598	1,147
CLP	Buy	06/21/17	SSG	22,512	21,971	(541)
CLP	Buy	06/21/17	CSFB	140,460	139,743	(717)
CLP	Buy	06/21/17	SSG	147,942	147,216	(726)
CLP	Buy	06/21/17	SSG	775,969	773,146	(2,823)
CLP	Buy	06/21/17	BNP	499,624	496,201	(3,423)
CLP	Buy	06/21/17	CBK	5,362,572	5,223,323	(139,249)
CLP	Sell	06/21/17	CBK	6,702,521	6,528,478	174,043
CLP	Sell	06/21/17	MSC	87,070	84,892	2,178
COP	Buy	06/21/17	GSC	6,038,903	6,055,702	16,799
COP	Buy	06/21/17	SSG	130,734	133,963	3,229
COP	Buy	06/21/17	SCB	84,493	84,329	(164)
COP	Buy	06/21/17	DEUT	259,946	258,653	(1,293)
COP	Buy	06/21/17	SCB	144,146	141,145	(3,001)
COP	Buy	06/21/17	MSC	130,115	125,870	(4,245)
COP	Buy	07/18/17	BNP	755,286	794,162	38,876
COP	Buy	07/18/17	SSG	397,960	417,521	19,561
COP	Buy	07/18/17	SSG	161,900	169,820	7,920
COP	Buy	07/21/17	SSG	228,804	241,287	12,483
COP	Buy	07/21/17	SSG	153,022	160,857	7,835
COP	Buy	08/01/17	RBS	340,076	375,965	35,889
COP	Buy	08/03/17	CBK	313,345	346,013	32,668
COP	Buy	08/03/17	CIB	172,884	191,024	18,140
COP	Buy	08/04/17	GSC	478,669	530,434	51,765
COP	Sell	06/21/17	HSBC	908,239	888,646	19,593
COP	Sell	06/21/17	UBS	245,730	240,479	5,251
COP	Sell	06/21/17	UBS	648,829	644,289	4,540
COP	Sell	06/21/17	MSC	70,578	68,147	2,431
COP	Sell	06/21/17	SSG	492,372	491,882	490
COP	Sell	06/21/17	HSBC	533,450	541,229	(7,779)
COP	Sell	06/21/17	SCB	530,365	541,229	(10,864)
COP	Sell	06/21/17	SSG	517,388	531,737	(14,349)
COP	Sell	07/18/17	SCB	1,326,420	1,381,502	(55,082)
COP	Sell	07/21/17	CIB	392,142	402,145	(10,003)
COP	Sell	08/01/17	CIB	366,305	375,966	(9,661)
COP	Sell	08/03/17	CIB	523,452	537,038	(13,586)
COP	Sell	08/04/17	CIB	516,825	530,434	(13,609)
COP	Sell	10/11/17	CBK	159,569	154,932	4,637
CZK	Buy	06/21/17	HSBC	978,043	978,814	771
CZK	Buy	03/25/19	JPM	228,413	230,577	2,164
CZK	Sell	06/21/17	SCB	221,313	226,789	(5,476)
CZK	Sell	03/25/19	HSBC	228,861	230,578	(1,717)
EGP	Buy	06/21/17	CBK	54,822	59,174	4,352
EGP	Buy	06/21/17	SCB	32,727	35,505	2,778
EGP	Buy	06/21/17	DEUT	21,654	23,670	2,016
EGP	Buy	06/21/17	CBK	125,347	123,829	(1,518)
EGP	Buy	06/21/17	GSC	97,139	89,310	(7,829)
EGP	Buy	07/31/17	CBK	242,416	256,815	14,399
EGP	Buy	07/31/17	CBK	121,359	128,435	7,076
EGP	Buy	07/31/17	CBK	121,495	128,381	6,886
EGP	Buy	08/07/17	SCB	100,280	105,686	5,406
EGP	Buy	03/13/18	SCB	113,039	112,279	(760)
EGP	Buy	03/13/18	SCB	113,674	112,382	(1,292)
EGP	Buy	03/13/18	CBK	113,853	112,382	(1,471)

The accompanying notes are an integral part of these financial statements.

52

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EGP	Buy	03/13/18	SCB	$114,031	$112,382	$(1,649)
EGP	Buy	04/05/18	GSC	109,700	110,904	1,204
EUR	Buy	06/21/17	DEUT	882,626	901,066	18,440
EUR	Buy	06/21/17	HSBC	496,862	507,874	11,012
EUR	Buy	06/21/17	MSC	280,925	282,880	1,955
EUR	Buy	03/25/19	HSBC	227,037	228,096	1,059
EUR	Sell	06/21/17	UBS	112,833	114,681	(1,848)
EUR	Sell	06/21/17	UBS	120,889	124,511	(3,622)
EUR	Sell	06/21/17	CBK	571,053	588,697	(17,644)
EUR	Sell	06/21/17	CBK	4,368,434	4,495,504	(127,070)
EUR	Sell	03/25/19	JPM	226,406	228,096	(1,690)
GBP	Sell	06/21/17	HSBC	492,533	525,347	(32,814)
HUF	Buy	06/21/17	JPM	2,091,323	2,143,168	51,845
HUF	Buy	06/21/17	BOA	530,819	550,165	19,346
HUF	Buy	06/21/17	CBK	149,917	152,495	2,578
HUF	Buy	06/21/17	UBS	559,075	559,572	497
HUF	Buy	06/21/17	CBK	150,611	150,349	(262)
HUF	Buy	06/21/17	JPM	104,727	103,483	(1,244)
HUF	Buy	06/21/17	BCLY	7,661,476	7,645,861	(15,615)
HUF	Buy	08/01/17	UBS	872,939	882,079	9,140
HUF	Sell	06/21/17	DEUT	492,254	490,584	1,670
HUF	Sell	06/21/17	DEUT	274,619	273,643	976
HUF	Sell	06/21/17	CSFB	109,946	109,412	534
HUF	Sell	06/21/17	UBS	103,922	103,483	439
HUF	Sell	06/21/17	CBK	109,887	109,483	404
HUF	Sell	06/21/17	CSFB	62,047	62,368	(321)
HUF	Sell	06/21/17	SCB	225,653	226,129	(476)
HUF	Sell	06/21/17	SCB	85,847	86,758	(911)
HUF	Sell	06/21/17	JPM	359,356	361,666	(2,310)
HUF	Sell	06/21/17	JPM	1,760,431	1,804,073	(43,642)
HUF	Sell	09/20/17	BCLY	383,502	383,555	(53)
HUF	Sell	09/20/17	JPM	383,101	383,556	(455)
HUF	Sell	09/20/17	BCLY	382,500	383,556	(1,056)
HUF	Sell	09/20/17	JPM	382,300	383,556	(1,256)
HUF	Sell	09/20/17	JPM	761,469	767,112	(5,643)
HUF	Sell	09/20/17	BCLY	530,469	536,977	(6,508)
HUF	Sell	09/20/17	BCLY	452,035	460,267	(8,232)
HUF	Sell	09/20/17	BCLY	296,060	306,844	(10,784)
HUF	Sell	09/20/17	BCLY	443,268	460,266	(16,998)
HUF	Sell	09/20/17	BCLY	518,525	536,977	(18,452)
HUF	Sell	09/20/17	BCLY	2,964,003	3,068,444	(104,441)
IDR	Buy	06/21/17	CBK	3,087,104	3,110,850	23,746
IDR	Buy	06/21/17	SCB	242,382	244,373	1,991
IDR	Buy	06/21/17	JPM	151,183	152,425	1,242
IDR	Buy	06/21/17	BNP	82,960	82,924	(36)
IDR	Buy	06/21/17	BCLY	80,436	80,389	(47)
IDR	Buy	06/21/17	SCB	199,702	199,555	(147)
IDR	Buy	06/21/17	DEUT	229,160	228,787	(373)
IDR	Buy	06/21/17	MSC	172,397	171,963	(434)
IDR	Sell	06/21/17	UBS	413,039	411,042	1,997
IDR	Sell	06/21/17	BCLY	216,482	216,036	446
IDR	Sell	06/21/17	CSFB	191,515	191,874	(359)
IDR	Sell	06/21/17	CBK	224,712	225,133	(421)
IDR	Sell	06/21/17	HSBC	627,635	628,344	(709)
IDR	Sell	06/21/17	BCLY	218,385	220,211	(1,826)
IDR	Sell	06/21/17	SCB	383,543	387,849	(4,306)
INR	Buy	06/21/17	CBK	1,069,986	1,114,058	44,072
INR	Buy	07/12/17	CBK	286,266	306,763	20,497

The accompanying notes are an integral part of these financial statements.

53

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
INR	Buy	09/05/17	HSBC	$218,163	$223,381	$5,218
INR	Buy	09/05/17	DEUT	241,695	243,047	1,352
INR	Sell	06/21/17	BCLY	105,087	106,468	(1,381)
INR	Sell	06/21/17	HSBC	162,436	165,874	(3,438)
INR	Sell	06/21/17	BNP	204,131	208,153	(4,022)
INR	Sell	06/21/17	BCLY	220,049	229,138	(9,089)
KRW	Buy	05/11/17	JPM	309,570	319,429	9,859
KRW	Buy	05/11/17	BCLY	353,865	355,552	1,687
KRW	Buy	05/11/17	BCLY	30,532	31,476	944
KRW	Buy	05/12/17	JPM	227,995	228,686	691
KRW	Buy	05/12/17	DEUT	6,395	6,424	29
KRW	Buy	05/23/17	BCLY	579,968	569,120	(10,848)
KRW	Buy	06/21/17	BNP	547,077	551,284	4,207
KRW	Buy	06/21/17	DEUT	129,441	129,355	(86)
KRW	Buy	06/21/17	BCLY	55,381	54,711	(670)
KRW	Buy	06/21/17	MSC	354,247	353,140	(1,107)
KRW	Buy	06/21/17	SCB	398,280	397,070	(1,210)
KRW	Buy	06/21/17	BNP	341,927	339,475	(2,452)
KRW	Buy	06/21/17	CBK	357,478	354,371	(3,107)
KRW	Buy	06/21/17	DEUT	711,176	707,264	(3,912)
KRW	Buy	06/21/17	BCLY	466,920	458,973	(7,947)
KRW	Buy	07/20/17	CBK	186,478	191,836	5,358
KRW	Sell	05/10/17	GSC	429,135	448,549	(19,414)
KRW	Sell	05/11/17	JPM	431,509	450,068	(18,559)
KRW	Sell	06/21/17	CBK	1,417,741	1,405,418	12,323
KRW	Sell	06/21/17	CBK	305,640	298,987	6,653
KRW	Sell	06/21/17	BCLY	433,490	428,697	4,793
KRW	Sell	06/21/17	CSFB	363,589	360,262	3,327
KRW	Sell	06/21/17	CBK	207,752	205,477	2,275
KRW	Sell	06/21/17	MSC	279,461	279,902	(441)
KRW	Sell	06/21/17	DEUT	440,133	440,692	(559)
KRW	Sell	06/21/17	CBK	142,264	143,020	(756)
KRW	Sell	06/21/17	HSBC	459,663	460,530	(867)
KRW	Sell	06/21/17	BCLY	446,632	449,556	(2,924)
KRW	Sell	07/20/17	BOA	471,861	474,026	(2,165)
KRW	Sell	10/12/17	DEUT	6,379	6,406	(27)
KRW	Sell	10/12/17	JPM	133,521	134,033	(512)
KZT	Buy	05/10/17	SCB	100,940	105,833	4,893
KZT	Buy	06/21/17	CBK	448,834	451,120	2,286
KZT	Buy	06/21/17	DEUT	77,945	77,063	(882)
KZT	Buy	06/21/17	DEUT	78,006	77,062	(944)
KZT	Buy	06/21/17	CBK	78,006	77,062	(944)
KZT	Buy	06/21/17	CBK	78,254	77,062	(1,192)
KZT	Buy	06/21/17	DEUT	411,200	408,603	(2,597)
MXN	Buy	05/02/17	CBK	432,361	483,430	51,069
MXN	Buy	05/02/17	GSC	151,330	153,249	1,919
MXN	Buy	05/31/17	DEUT	440,796	444,791	3,995
MXN	Buy	06/05/17	GSC	4,843,457	5,177,240	333,783
MXN	Buy	06/05/17	GSC	2,897,901	3,028,695	130,794
MXN	Buy	06/05/17	GSC	2,029,265	2,148,544	119,279
MXN	Buy	06/08/17	GSC	820,877	946,606	125,729
MXN	Buy	06/08/17	GSC	824,258	838,654	14,396
MXN	Buy	06/14/17	GSC	3,654,597	4,216,650	562,053
MXN	Buy	06/14/17	BOA	3,763,350	4,216,651	453,301
MXN	Buy	06/21/17	RBC	7,518,864	7,939,263	420,399
MXN	Buy	06/21/17	DEUT	380,413	399,686	19,273
MXN	Buy	06/21/17	MSC	867,159	884,574	17,415
MXN	Buy	06/21/17	GSC	297,922	314,904	16,982

The accompanying notes are an integral part of these financial statements.

54

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
MXN	Buy	06/21/17	BNP	$163,097	$166,930	$3,833
MXN	Buy	06/21/17	BNP	237,346	240,127	2,781
MXN	Buy	06/21/17	JPM	361,928	363,878	1,950
MXN	Buy	06/21/17	HSBC	285,306	286,310	1,004
MXN	Buy	06/21/17	DEUT	710,955	711,588	633
MXN	Buy	06/21/17	DEUT	23,714	24,276	562
MXN	Buy	06/21/17	SSG	473,039	473,462	423
MXN	Buy	06/21/17	GSC	136,096	135,861	(235)
MXN	Buy	06/21/17	BCLY	93,657	93,208	(449)
MXN	Buy	06/21/17	BCLY	273,177	272,618	(559)
MXN	Buy	06/21/17	CBK	1,691,819	1,687,948	(3,871)
MXN	Buy	08/31/17	BOA	2,745,233	2,916,223	170,990
MXN	Buy	09/25/17	CBK	286,029	282,705	(3,324)
MXN	Buy	12/04/17	GSC	2,381,881	2,477,208	95,327
MXN	Buy	12/04/17	RBC	5,028,520	5,112,481	83,961
MXN	Buy	12/04/17	DEUT	2,429,853	2,477,208	47,355
MXN	Buy	01/25/18	GSC	130,482	143,025	12,543
MXN	Buy	01/25/18	GSC	129,222	141,194	11,972
MXN	Buy	01/25/18	BCLY	6,418	7,024	606
MXN	Buy	01/25/18	BCLY	6,381	6,973	592
MXN	Buy	02/21/18	JPM	275,686	300,338	24,652
MXN	Buy	02/27/18	CBK	176,513	185,461	8,948
MXN	Sell	05/02/17	CBK	582,769	636,679	(53,910)
MXN	Sell	05/22/17	JPM	579,299	631,413	(52,114)
MXN	Sell	05/30/17	CBK	391,457	412,462	(21,005)
MXN	Sell	05/31/17	GSC	387,266	405,489	(18,223)
MXN	Sell	06/05/17	DEUT	2,495,863	2,547,974	(52,111)
MXN	Sell	06/05/17	RBC	5,168,085	5,258,530	(90,445)
MXN	Sell	06/05/17	GSC	2,446,900	2,547,974	(101,074)
MXN	Sell	06/08/17	GSC	126,976	131,800	(4,824)
MXN	Sell	06/08/17	MSC	105,115	110,273	(5,158)
MXN	Sell	06/08/17	MSC	105,115	110,273	(5,158)
MXN	Sell	06/08/17	BCLY	548,578	564,396	(15,818)
MXN	Sell	06/08/17	BOA	178,619	196,591	(17,972)
MXN	Sell	06/08/17	BCLY	653,094	671,926	(18,832)
MXN	Sell	06/14/17	BNP	773,293	843,330	(70,037)
MXN	Sell	06/14/17	BNP	772,392	843,330	(70,938)
MXN	Sell	06/14/17	MSC	1,542,913	1,686,660	(143,747)
MXN	Sell	06/14/17	RBS	1,765,532	1,922,770	(157,238)
MXN	Sell	06/14/17	CBK	2,887,509	3,137,211	(249,702)
MXN	Sell	06/21/17	DEUT	1,257,397	1,237,551	19,846
MXN	Sell	06/21/17	BNP	291,294	288,837	2,457
MXN	Sell	06/21/17	BNP	563,174	562,403	771
MXN	Sell	06/21/17	MSC	278,812	278,042	770
MXN	Sell	06/21/17	SCB	618,432	618,223	209
MXN	Sell	06/21/17	ANZ	102,359	102,686	(327)
MXN	Sell	06/21/17	UBS	70,588	71,090	(502)
MXN	Sell	06/21/17	RBC	428,478	429,754	(1,276)
MXN	Sell	06/21/17	GSC	150,098	151,975	(1,877)
MXN	Sell	06/21/17	BNP	212,946	214,851	(1,905)
MXN	Sell	06/21/17	CBK	71,196	73,249	(2,053)
MXN	Sell	06/21/17	HSBC	347,805	352,029	(4,224)
MXN	Sell	06/21/17	CBK	438,206	443,130	(4,924)
MXN	Sell	06/21/17	SSG	144,244	153,766	(9,522)
MXN	Sell	06/21/17	RBC	1,123,621	1,146,713	(23,092)
MXN	Sell	06/21/17	RBC	683,294	714,853	(31,559)
MXN	Sell	07/12/17	CBK	879,313	1,023,870	(144,557)
MXN	Sell	08/31/17	BOA	2,911,511	2,916,223	(4,712)

The accompanying notes are an integral part of these financial statements.

55

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
MXN	Sell	09/25/17	MSC	$342,961	$347,390	$(4,429)
MXN	Sell	12/04/17	GSC	1,977,218	2,088,871	(111,653)
MXN	Sell	12/04/17	GSC	2,822,838	2,944,577	(121,739)
MXN	Sell	12/04/17	GSC	4,720,377	5,033,447	(313,070)
MXN	Sell	01/25/18	GSC	386,882	446,077	(59,195)
MYR	Buy	06/21/17	BCLY	4,330,079	4,383,829	53,750
MYR	Buy	06/21/17	MSC	186,724	188,462	1,738
MYR	Buy	06/21/17	BCLY	190,298	189,612	(686)
MYR	Buy	06/21/17	CBK	290,553	289,819	(734)
MYR	Buy	07/06/17	JPM	107,974	110,259	2,285
MYR	Sell	06/21/17	BCLY	701,997	698,691	3,306
MYR	Sell	06/21/17	UBS	395,224	395,313	(89)
MYR	Sell	07/06/17	JPM	115,260	110,259	5,001
NGN	Buy	07/26/17	SCB	38,908	44,975	6,067
NGN	Buy	07/26/17	CBK	23,029	26,908	3,879
NGN	Buy	07/26/17	DEUT	14,566	16,951	2,385
NGN	Buy	07/26/17	SCB	6,284	7,264	980
NGN	Buy	08/02/17	BCLY	45,346	54,436	9,090
NGN	Buy	08/02/17	SCB	35,795	42,942	7,147
NGN	Buy	08/02/17	JPM	33,130	39,719	6,589
NGN	Buy	08/02/17	GSC	20,595	24,691	4,096
NGN	Sell	07/26/17	CBK	36,532	48,049	(11,517)
NGN	Sell	07/26/17	CBK	36,532	48,049	(11,517)
NGN	Sell	08/02/17	CBK	55,403	72,806	(17,403)
NGN	Sell	08/02/17	CBK	67,713	88,983	(21,270)
NZD	Buy	06/21/17	DEUT	206,005	202,279	(3,726)
NZD	Sell	06/21/17	JPM	713,767	709,692	4,075
PEN	Buy	06/21/17	HSBC	2,832,051	2,867,260	35,209
PEN	Buy	06/21/17	BNP	107,332	108,841	1,509
PEN	Buy	06/21/17	DEUT	239,731	240,675	944
PEN	Buy	06/21/17	HSBC	104,652	104,242	(410)
PEN	Sell	06/21/17	UBS	160,944	160,961	(17)
PEN	Sell	06/21/17	DEUT	215,605	216,454	(849)
PEN	Sell	06/21/17	HSBC	387,923	392,746	(4,823)
PHP	Buy	06/21/17	BCLY	573,026	583,011	9,985
PHP	Buy	06/21/17	BOA	818,768	823,720	4,952
PHP	Buy	06/21/17	CBK	226,044	229,532	3,488
PHP	Buy	06/21/17	MSC	479,714	482,615	2,901
PHP	Sell	06/21/17	CBK	200,634	202,188	(1,554)
PHP	Sell	06/21/17	CSFB	208,902	210,770	(1,868)
PHP	Sell	06/21/17	CBK	1,308,717	1,328,909	(20,192)
PLN	Buy	05/02/17	BCLY	952,062	952,746	684
PLN	Buy	06/21/17	UBS	7,023,970	7,396,173	372,203
PLN	Buy	06/21/17	MSC	333,040	349,132	16,092
PLN	Buy	06/21/17	GSC	256,033	267,968	11,935
PLN	Buy	06/21/17	MSC	227,767	235,761	7,994
PLN	Buy	06/21/17	SCB	197,787	203,553	5,766
PLN	Buy	06/21/17	BNP	188,137	193,246	5,109
PLN	Buy	06/21/17	GSC	209,442	213,860	4,418
PLN	Buy	06/21/17	DEUT	329,202	331,095	1,893
PLN	Buy	06/21/17	CBK	338,988	338,567	(421)
PLN	Sell	05/02/17	BCLY	930,420	952,746	(22,326)
PLN	Sell	06/21/17	GSC	854,586	852,859	1,727
PLN	Sell	06/21/17	UBS	486,250	485,691	559
PLN	Sell	06/21/17	BCLY	951,532	952,317	(785)
PLN	Sell	06/21/17	MSC	119,683	122,389	(2,706)
PLN	Sell	06/21/17	SSG	192,206	196,595	(4,389)
PLN	Sell	06/21/17	CBK	98,220	103,065	(4,845)
PLN	Sell	06/21/17	UBS	370,008	374,898	(4,890)

The accompanying notes are an integral part of these financial statements.

56

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
PLN	Sell	06/21/17	CBK	$302,472	$310,224	$(7,752)
PLN	Sell	06/21/17	JPM	786,265	811,376	(25,111)
PLN	Sell	06/21/17	DEUT	1,271,612	1,298,099	(26,487)
PLN	Sell	08/14/17	BCLY	896,926	937,382	(40,456)
RON	Buy	06/21/17	JPM	2,913,996	3,015,401	101,405
RON	Buy	06/21/17	DEUT	113,499	114,128	629
RON	Sell	06/21/17	UBS	67,469	67,276	193
RUB	Buy	05/22/17	BCLY	1,152,872	1,241,348	88,476
RUB	Buy	05/22/17	BCLY	696,031	743,342	47,311
RUB	Buy	06/07/17	CBK	274,698	314,511	39,813
RUB	Buy	06/07/17	CBK	301,797	310,679	8,882
RUB	Buy	06/21/17	DEUT	1,092,317	1,132,406	40,089
RUB	Buy	06/21/17	DEUT	714,692	740,922	26,230
RUB	Buy	06/21/17	DEUT	305,237	318,729	13,492
RUB	Buy	06/21/17	JPM	105,527	111,104	5,577
RUB	Buy	06/21/17	DEUT	112,918	116,311	3,393
RUB	Buy	06/21/17	MSC	50,566	51,142	576
RUB	Buy	06/21/17	DEUT	52,634	52,809	175
RUB	Buy	06/21/17	BCLY	165,806	165,770	(36)
RUB	Buy	06/21/17	UBS	120,004	119,090	(914)
RUB	Buy	06/21/17	HSBC	202,828	201,723	(1,105)
RUB	Buy	07/17/17	GSC	1,383,475	1,417,738	34,263
RUB	Sell	05/22/17	BCLY	203,599	240,179	(36,580)
RUB	Sell	05/22/17	CBK	991,840	1,168,133	(176,293)
RUB	Sell	06/07/17	GSC	385,570	477,879	(92,309)
RUB	Sell	06/21/17	MSC	398,545	394,713	3,832
RUB	Sell	06/21/17	JPM	418,025	416,292	1,733
RUB	Sell	06/21/17	MSC	207,304	206,930	374
RUB	Sell	06/21/17	CSFB	45,638	46,003	(365)
RUB	Sell	06/21/17	BNP	247,039	253,455	(6,416)
RUB	Sell	06/21/17	BOA	366,107	376,347	(10,240)
RUB	Sell	06/21/17	BOA	374,080	388,342	(14,262)
RUB	Sell	06/21/17	CBK	2,317,934	2,383,972	(66,038)
RUB	Sell	07/17/17	HSBC	519,128	551,991	(32,863)
SGD	Sell	06/21/17	JPM	75,471	75,194	277
SGD	Sell	06/21/17	DEUT	207,464	207,678	(214)
SGD	Sell	06/21/17	CBK	207,043	207,679	(636)
SGD	Sell	06/21/17	UBS	545,361	551,422	(6,061)
THB	Buy	06/21/17	JPM	3,452,827	3,525,706	72,879
THB	Buy	06/21/17	JPM	300,833	304,605	3,772
THB	Buy	06/21/17	BCLY	128,198	130,050	1,852
THB	Buy	06/21/17	JPM	228,730	228,599	(131)
THB	Buy	06/21/17	JPM	41,876	41,616	(260)
THB	Buy	06/21/17	JPM	85,574	85,255	(319)
THB	Buy	06/21/17	HSBC	105,789	105,195	(594)
THB	Buy	06/21/17	DEUT	184,183	182,937	(1,246)
THB	Sell	06/21/17	UBS	289,261	287,554	1,707
THB	Sell	06/21/17	BNP	243,087	241,604	1,483
THB	Sell	06/21/17	CBK	200,696	199,988	708
THB	Sell	06/21/17	DEUT	202,169	202,010	159
THB	Sell	06/21/17	JPM	272,949	275,417	(2,468)
THB	Sell	06/21/17	BCLY	210,660	215,015	(4,355)
TRY	Buy	06/02/17	GSC	98,548	100,400	1,852
TRY	Buy	06/21/17	CBK	4,165,806	4,428,707	262,901
TRY	Buy	06/21/17	BCLY	625,243	647,569	22,326
TRY	Buy	06/21/17	CBK	643,765	664,209	20,444
TRY	Buy	06/21/17	CBK	460,920	476,733	15,813
TRY	Buy	06/21/17	GSC	586,104	599,036	12,932
TRY	Buy	06/21/17	CBK	309,740	321,427	11,687

The accompanying notes are an integral part of these financial statements.

57

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
TRY	Buy	06/21/17	CSFB	$312,623	$323,646	$11,023
TRY	Buy	06/21/17	JPM	205,710	213,545	7,835
TRY	Buy	06/21/17	CBK	226,241	233,790	7,549
TRY	Buy	06/21/17	MSC	206,898	213,546	6,648
TRY	Buy	06/21/17	HSBC	149,608	153,919	4,311
TRY	Buy	06/21/17	DEUT	117,140	120,639	3,499
TRY	Buy	06/21/17	CBK	263,819	263,465	(354)
TRY	Buy	02/20/18	DEUT	9,172	8,565	(607)
TRY	Buy	02/20/18	BOA	34,209	31,924	(2,285)
TRY	Buy	02/20/18	HSBC	145,616	135,997	(9,619)
TRY	Sell	06/02/17	GSC	185,569	204,984	(19,415)
TRY	Sell	06/21/17	MSC	971,735	969,273	2,462
TRY	Sell	06/21/17	DEUT	18,619	18,859	(240)
TRY	Sell	06/21/17	CBK	57,835	61,013	(3,178)
TRY	Sell	06/21/17	GSC	294,074	297,854	(3,780)
TRY	Sell	06/21/17	UBS	303,519	307,838	(4,319)
TRY	Sell	06/21/17	CBK	133,837	141,162	(7,325)
TRY	Sell	06/21/17	CBK	276,513	287,039	(10,526)
TRY	Sell	06/21/17	BOA	545,972	564,370	(18,398)
TRY	Sell	06/21/17	CBK	885,387	941,263	(55,876)
TRY	Sell	07/13/17	CBK	299,707	310,308	(10,601)
TRY	Sell	02/20/18	DEUT	190,652	176,485	14,167
ZAR	Buy	06/21/17	BCLY	185,797	193,556	7,759
ZAR	Buy	06/21/17	JPM	232,010	237,310	5,300
ZAR	Buy	06/21/17	MSC	199,267	203,938	4,671
ZAR	Buy	06/21/17	BOA	313	297	(16)
ZAR	Buy	06/21/17	CBK	188,624	188,587	(37)
ZAR	Buy	06/21/17	CBK	3,077	2,893	(184)
ZAR	Buy	06/21/17	DEUT	42,299	41,456	(843)
ZAR	Buy	06/21/17	JPM	175,611	174,274	(1,337)
ZAR	Buy	06/21/17	HSBC	110,636	109,014	(1,622)
ZAR	Buy	06/21/17	JPM	57,134	54,878	(2,256)
ZAR	Buy	06/21/17	CBK	62,007	59,550	(2,457)
ZAR	Buy	06/21/17	DEUT	88,661	86,024	(2,637)
ZAR	Buy	06/21/17	CBK	78,449	75,420	(3,029)
ZAR	Buy	06/21/17	GSC	98,876	95,665	(3,211)
ZAR	Buy	06/21/17	CBK	235,603	226,038	(9,565)
ZAR	Buy	06/21/17	CBK	6,636,235	6,526,760	(109,475)
ZAR	Buy	07/12/17	CBK	283,437	295,604	12,167
ZAR	Sell	06/21/17	CBK	3,766,917	3,704,776	62,141
ZAR	Sell	06/21/17	GSC	398,466	377,471	20,995
ZAR	Sell	06/21/17	JPM	166,019	156,476	9,543
ZAR	Sell	06/21/17	CBK	751,039	741,667	9,372
ZAR	Sell	06/21/17	JPM	515,354	507,991	7,363
ZAR	Sell	06/21/17	UBS	203,918	199,489	4,429
ZAR	Sell	06/21/17	CIB	630,131	626,646	3,485
ZAR	Sell	06/21/17	DEUT	99,212	99,374	(162)
ZAR	Sell	06/21/17	CBK	28,551	29,737	(1,186)
ZAR	Sell	06/21/17	BOA	49,333	51,096	(1,763)
ZAR	Sell	06/21/17	DEUT	168,053	174,793	(6,740)
ZAR	Sell	06/21/17	DEUT	258,750	267,789	(9,039)
ZAR	Sell	07/12/17	JPM	120,780	124,819	(4,039)
ZAR	Sell	08/24/17	JPM	212,108	211,328	780
ZMW	Buy	05/15/17	BCLY	46,176	50,195	4,019
ZMW	Buy	05/15/17	CBK	46,635	50,195	3,560
ZMW	Buy	05/24/17	SCB	94,859	99,888	5,029

Total						$244,423

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

58

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Other Abbreviations:
CJSC	Closed Joint Stock Company
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

59

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$22,949,609	$—	$22,949,609	$—
Foreign Government Obligations	69,468,364	—	69,468,364	—
Short-Term Investments	746,072	746,072	—	—
Purchased Options	366,601	—	366,601	—
Foreign Currency Contracts(2)	5,673,466	—	5,673,466	—
Futures Contracts(2)	1,589	1,589	—	—
Swaps - Cross Currency(2)	121,351	—	121,351	—
Swaps - Interest Rate(2)	136,296	—	136,296	—

Total	$99,463,348	$747,661	$98,715,687	$—

Liabilities
Foreign Currency Contracts(2)	$(5,429,043)	$—	$(5,429,043)	$—
Futures Contracts(2)	(11,120)	(11,120)	—	—
Swaps - Cross Currency(2)	(117,717)	—	(117,717)	—
Swaps - Interest Rate(2)	(124,968)	—	(124,968)	—
Written Options	(177,458)	—	(177,458)	—

Total	$(5,860,306)	$(11,120)	$(5,849,186)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

60

The Hartford Floating Rate Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 6.8%
		Advertising - 0.1%
$	4,000,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$3,390,000

		Agriculture - 0.1%
	5,320,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	5,639,200

		Biotechnology - 0.1%
	6,250,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(2)	6,437,500

		Coal - 0.2%
	4,585,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	4,361,481
	4,000,000	Peabody Energy Corp. 6.00%, 03/31/2022(1)	4,080,000

			8,441,481

		Commercial Banks - 3.2%
	4,050,000	Access Bank plc 9.25%, 06/24/2021(1)(3)	3,939,435
EUR	11,400,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(3)(4)(5)	12,790,557
$	4,000,000	Banco do Brasil S.A. 9.00%, 06/18/2024(3)(4)(5)	4,216,000
EUR	10,800,000	Banco Santander S.A. 6.25%, 03/12/2019(3)(4)(5)	11,896,434
$	5,000,000	Barclays plc 8.25%, 12/15/2018(3)(4)	5,318,750
		Credit Agricole S.A.
	5,000,000	6.63%, 09/23/2019(3)(4)(5)	5,105,260
	7,600,000	6.63%, 09/23/2019(1)(3)(4)	7,759,995
	2,150,000	7.88%, 01/23/2024(1)(3)(4)	2,300,113
	7,000,000	Credit Suisse Group AG 7.50%, 12/11/2023(1)(3)(4)	7,763,280
GBP	4,000,000	CYBG plc 8.00%, 12/08/2022(3)(4)(5)	5,116,037
$	9,000,000	Deutsche Bank AG 7.50%, 04/30/2025(3)(4)	9,146,250
EUR	4,000,000	Erste Group Bank AG 8.88%, 10/15/2021(3)(4)(5)	5,026,334
$	7,220,000	HSBC Holdings plc 6.38%, 03/30/2025(3)(4)	7,544,900
	7,000,000	ING Groep N.V. 6.50%, 04/16/2025(3)(4)	7,178,150
	2,000,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(3)(4)	1,972,500
	3,000,000	Lloyds Banking Group plc 7.50%, 06/27/2024(3)(4)	3,232,500
	7,060,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(3)(4)	7,621,270
	10,915,000	Societe Generale S.A. 6.00%, 01/27/2020(1)(3)(4)	10,745,774
	5,000,000	Standard Chartered plc 7.75%, 04/02/2023(1)(3)(4)	5,331,250
		Turkiye Is Bankasi
	2,000,000	5.50%, 04/21/2022(1)	2,006,000
	2,000,000	6.00%, 10/24/2022(5)	1,998,544
	5,000,000	UBS Group AG 7.13%, 02/19/2020(3)(4)(5)	5,306,250
	2,500,000	UniCredit S.p.A. 8.00%, 06/03/2024(3)(4)(5)	2,461,875

			135,777,458

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 6.8% - (continued)
		Commercial Services - 0.0%
$	1,500,000	Hertz Corp. 5.50%, 10/15/2024(1)	$1,293,750

		Electric - 0.2%
	4,000,000	Dynegy, Inc. 7.38%, 11/01/2022	3,830,000
	4,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	2,750,000

			6,580,000

		Entertainment - 0.1%
	5,750,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	5,598,200

		Food - 0.4%
GBP	5,035,000	Iceland Bondco plc 4.59%, 07/15/2020(1)(3)	6,521,458
$	7,835,000	MARB BondCo plc 7.00%, 03/15/2024(1)	7,922,752
	4,000,000	Marfrig Holdings Europe B.V. 8.00%, 06/08/2023(5)	4,244,960

			18,689,170

		Healthcare-Services - 0.4%
		Community Health Systems, Inc.
	5,300,000	5.13%, 08/01/2021	5,253,625
	8,490,000	6.25%, 03/31/2023	8,638,575
	5,000,000	7.13%, 07/15/2020	4,487,500

			18,379,700

		Insurance - 0.1%
	2,250,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	2,289,375

		Iron/Steel - 0.1%
	4,870,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(1)	4,892,889

		Lodging - 0.3%
	10,524,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. 9.25%, 02/01/2020(1)	10,773,945

		Machinery - Construction & Mining - 0.1%
	4,870,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	5,089,150

		Machinery-Diversified - 0.1%
	2,625,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,802,188

		Media - 0.1%
	4,525,000	Viacom, Inc. 5.88%, 02/28/2057(3)	4,672,062

		Oil & Gas - 0.8%
	3,065,000	KCA Deutag UK Finance plc 7.25%, 05/15/2021(1)	2,904,088
	6,295,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	6,216,312
	12,100,000	Permian Resources LLC / AEPB Finance Corp. 7.67%, 08/01/2019(1)(3)	9,816,125
	10,902,833	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(1)	10,848,319
	4,000,000	Zhaikmunai LLP 7.13%, 11/13/2019(5)	3,916,928

			33,701,772

The accompanying notes are an integral part of these financial statements.

61

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 6.8% - (continued)
		Pharmaceuticals - 0.1%
$	3,493,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018(1)	$3,484,268

		Pipelines - 0.1%
	3,680,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	4,061,432

		Transportation - 0.2%
	6,580,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(1)	6,856,360

		Total Corporate Bonds (cost $283,590,841)	$288,849,900

SENIOR FLOATING RATE INTERESTS - 89.7%(6)
		Advertising - 0.8%
$	36,690,422	Acosta Holdco, Inc. 4.25%, 09/26/2021	$34,106,682

		Aerospace/Defense - 1.4%
	7,862,527	Fly Funding II S.a.r.l. 3.79%, 02/09/2022	7,864,964
		TransDigm, Inc.
	14,714,423	3.99%, 05/14/2022	14,694,264
	36,223,375	3.99%, 06/09/2023	36,173,025

			58,732,253

		Agriculture - 0.1%
	3,852,184	Pinnacle Operating Corp. 8.25%, 11/15/2021	3,585,729

		Airlines - 0.7%
	29,700,000	American Airlines, Inc. 3.49%, 04/28/2023	29,713,959

		Auto Manufacturers - 0.4%
	15,672,177	Jaguar Holding Co. 4.25%, 08/18/2022	15,750,538

		Auto Parts & Equipment - 0.5%
	20,140,000	USI, Inc. 0.00%, 03/30/2024(7)	20,051,988

		Beverages - 0.3%
	12,623,458	Oak Tea, Inc. 3.69%, 07/02/2022	12,651,103

		Chemicals - 0.9%
		Chemours Co.
EUR	6,965,000	0.00%, 05/12/2022(7)	7,594,104
$	14,073,057	3.49%, 05/12/2022	14,169,880
	16,083,590	Nexeo Solutions LLC 5.30%, 06/09/2023	16,244,426

			38,008,410

		Coal - 1.2%
	11,665,000	Arch Coal, Inc. 5.00%, 03/07/2024	11,667,916
		Ascent Resources - Marcellus LLC
	15,944,225	5.28%, 08/04/2020	11,094,470
	1,835,000	8.53%, 08/04/2021	194,510
	18,930,000	Foresight Energy LLC 0.00%, 03/10/2024(7)	18,273,318
	10,540,000	Peabody Energy Corp. 0.00%, 03/31/2022(7)	10,566,350

			51,796,564

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Commercial Services - 5.8%
$	5,804,044	Affinion Group, Inc. 6.75%, 04/30/2018	$5,788,722
	12,602,788	Allied Universal Holdco LLC 4.79%, 07/28/2022	12,644,755
		Brickman Group Ltd. LLC
	33,347,244	4.00%, 12/18/2020	33,458,291
	11,912,388	7.50%, 12/17/2021	11,964,564
	2,898,000	Brock Holdings III, Inc. 11.25%, 03/16/2018	2,825,550
		Capital Automotive L.P.
	3,645,000	4.00%, 03/24/2024	3,672,337
	6,570,000	7.00%, 03/24/2025	6,701,400
		Constellis Holdings LLC
	12,500,000	0.00%, 04/13/2024(7)	12,349,000
	5,000,000	0.00%, 04/18/2025(7)	4,925,000
	4,588,500	DigitalGlobe, Inc. 3.74%, 01/15/2024	4,605,707
	6,110,000	Gartner, Inc. 0.00%, 04/05/2024(7)	6,152,037
		Global Payments, Inc.
	11,360,000	0.00%, 04/22/2023(7)	11,396,920
	7,374,705	3.49%, 04/22/2023	7,398,673
	4,509,450	KAR Auction Services, Inc. 4.50%, 03/09/2023	4,543,271
	10,688,155	ON Assignment, Inc. 3.24%, 06/03/2022	10,761,689
	13,965,000	Quikrete Holdings, Inc. 4.24%, 11/15/2023	13,985,389
	9,702,595	Russell Investment Group 6.74%, 06/01/2023	9,805,734
	32,962,675	ServiceMaster Co. 3.48%, 11/08/2023	33,313,068
	16,990,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	16,830,804
	17,260,644	Trans Union LLC 3.49%, 04/09/2023	17,398,729
	15,147,038	Xerox Business Services LLC 4.99%, 12/07/2023	15,399,539

			245,921,179

		Construction Materials - 0.2%
	8,619,697	Summit Materials Cos. I LLC 3.75%, 07/17/2022	8,695,119

		Distribution/Wholesale - 1.3%
	4,274,358	FPC Holdings, Inc. 5.25%, 11/19/2019	4,076,669
		PowerTeam Services LLC
	16,164,823	4.40%, 05/06/2020	16,043,587
	2,665,000	8.40%, 11/06/2020	2,651,675
	31,539,036	Univar, Inc. 3.74%, 07/01/2022	31,617,883

			54,389,814

		Diversified Financial Services - 4.4%
	17,020,000	AlixPartners, LLP 4.15%, 07/28/2022	17,159,734
	14,337,950	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	14,402,471
		EVO Payments International LLC
	15,165,000	6.00%, 12/22/2023	15,326,204
	2,150,000	10.00%, 11/15/2024	2,150,000

The accompanying notes are an integral part of these financial statements.

62

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Diversified Financial Services - 4.4% - (continued)
$	4,011,923	Infinity Acquisition LLC 4.15%, 08/06/2021	$3,971,804
	6,000,000	LSF9 Atlantis Holdings LLC 0.00%, 04/21/2023(7)	6,000,000
	3,965,063	NFP Corp. 4.65%, 01/08/2024	3,992,342
	13,511,138	RP Crown Parent LLC 4.50%, 10/12/2023	13,609,634
		SAM Finance Lux S.a.r.l.
	23,589,186	4.39%, 12/17/2020	23,777,899
EUR	7,567,080	4.50%, 12/17/2020	8,290,874
$	29,724,828	Silver II U.S. Holdings LLC 4.15%, 12/13/2019	29,559,558
		Telenet International Finance S.a.r.l.
	26,405,000	0.00%, 03/31/2025(7)	26,471,012
EUR	3,300,000	0.00%, 03/31/2026(7)	3,604,970
$	19,500,000	3.97%, 01/31/2025	19,527,495

			187,843,997

		Electric - 5.1%
		Calpine Construction Finance Co., L.P.
	11,378,562	3.24%, 05/03/2020	11,382,090
	32,497,464	3.49%, 01/31/2022	32,487,390
		Calpine Corp.
	9,000,000	2.75%, 11/30/2017	9,018,720
	27,631,200	3.90%, 05/31/2023	27,717,686
	7,256,044	3.90%, 01/15/2024	7,274,982
	13,650,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	13,104,000
	14,820,000	Dynegy, Inc. 4.25%, 02/07/2024	14,808,292
	37,473,967	Energy Future Intermediate Holding Co. LLC 4.30%, 06/30/2017	37,654,592
	10,713,799	ExGen Texas Power LLC 5.90%, 09/16/2021	5,764,024
	14,029,411	Gates Global LLC 4.41%, 04/01/2024	14,092,544
	11,185,000	Helix Gen Funding LLC 0.00%, 02/23/2024(7)	11,285,665
	20,346,250	NRG Energy, Inc. 3.24%, 06/30/2023	20,412,782
		Pike Corp.
	4,290,000	4.75%, 03/01/2024	4,332,900
	910,000	9.00%, 09/02/2024	921,375
	9,572,673	Seadrill Partners Finco LLC 4.15%, 02/21/2021	6,437,622
	2,074,800	Vistra Operations Co. LLC 4.24%, 12/14/2023	2,081,294

			218,775,958

		Electronics - 0.1%
	5,456,175	Ceridian LLC 4.50%, 09/15/2020	5,445,972
	489,048	Provo Craft & Novelty, Inc. 0.00%, 07/07/2019(1)(7)(8)(9)(10)	—

			5,445,972

		Energy-Alternate Sources - 1.2%
	2,869,679	EMG Utica LLC 4.90%, 03/27/2020	2,882,248
	27,219,663	MEG Energy Corp. 4.67%, 12/31/2023	27,233,273

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Energy-Alternate Sources - 1.2% - (continued)
		TEX Operations Co. LLC
$	3,890,902	3.74%, 08/04/2023	$3,882,381
	17,006,898	3.79%, 08/04/2023	16,969,653

			50,967,555

		Entertainment - 1.2%
	10,909,129	CityCenter Holdings LLC 3.49%, 04/18/2024	10,922,765
	25,890,000	Eldorado Resorts LLC 0.00%, 03/13/2024(7)	25,825,275
	12,490,285	Scientific Games International, Inc. 4.99%, 10/01/2021	12,671,769

			49,419,809

		Environmental Control - 0.3%
	11,529,774	Advanced Disposal Services, Inc. 3.70%, 11/10/2023	11,624,434

		Food - 2.7%
		Albertsons LLC
	33,853,698	3.99%, 08/22/2021	33,963,045
	5,617,656	4.40%, 12/22/2022	5,641,531
	16,949,847	Hostess Brands LLC 4.00%, 08/03/2022	17,087,650
	59,405,000	JBS USA LLC 3.48%, 10/30/2022	59,649,155

			116,341,381

		Food Service - 0.2%
	8,756,534	Hearthside Group Holdings LLC 4.00%, 06/02/2021	8,814,940

		Hand/Machine Tools - 0.2%
	11,191,285	Ameriforge Group, Inc. 5.00%, 12/19/2019	7,087,777

		Healthcare-Products - 2.6%
	30,916,892	Alere, Inc. 4.25%, 06/18/2022	31,058,491
	9,915,848	Immucor, Inc. 5.00%, 08/17/2018	9,876,185
	26,395,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	26,502,164
	16,618,994	Revlon Consumer Products Corp. 4.49%, 09/07/2023	16,635,779
	27,774,048	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	27,704,612

			111,777,231

		Healthcare-Services - 6.1%
	16,641,884	Air Medical Group Holdings, Inc. 4.25%, 04/28/2022	16,517,070
	12,007,992	American Renal Holdings, Inc. 4.75%, 09/20/2019	12,075,597
	7,553,035	CDRH Parent, Inc. 5.32%, 07/01/2021	6,608,906
	26,456,032	Community Health Systems, Inc. 4.00%, 01/27/2021	26,279,570
	13,678,995	DJO Finance LLC 4.25%, 06/08/2020	13,350,699
	26,318,328	Envision Healthcare Corp. 4.15%, 12/01/2023	26,561,773

The accompanying notes are an integral part of these financial statements.

63

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Healthcare-Services - 6.1% - (continued)
		Genoa, a QoL Healthcare Co. LLC
$	9,696,275	4.90%, 10/28/2023	$9,736,708
	1,750,000	9.15%, 10/25/2024	1,758,750
	34,957,388	inVentiv Health, Inc. 4.80%, 11/09/2023	35,137,068
	26,756,563	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	27,095,837
	24,188,425	Opal Acquisition, Inc. 5.15%, 11/27/2020	22,737,119
	18,907,188	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	18,804,900
	12,639,179	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	12,702,374
		U.S. Renal Care, Inc.
	28,652,686	5.40%, 12/31/2022	27,148,420
	5,000,000	9.15%, 12/31/2023	4,537,500

			261,052,291

		Holding Companies-Diversified - 0.7%
	29,870,000	PSAV Holdings LLC 0.00%, 04/21/2024(7)	29,795,325

		Home Furnishings - 0.2%
	9,223,793	Hillman Group, Inc. 4.65%, 06/30/2021	9,277,567

		Household Products - 0.1%
	5,519,191	Prestige Brands, Inc. 3.74%, 01/26/2024	5,568,863

		Household Products/Wares - 0.2%
	6,875,578	Galleria Co. 4.00%, 09/29/2023	6,921,438

		Insurance - 2.9%
		Asurion LLC
	1,452,404	4.24%, 07/08/2020	1,461,786
	5,586,213	4.75%, 11/03/2023	5,628,110
	10,215,000	8.50%, 03/03/2021	10,363,935
	14,918,304	Evertec Group LLC 3.49%, 04/17/2020	14,871,758
	21,329,790	HUB International Ltd. 4.04%, 10/02/2020	21,429,613
		Sedgwick Claims Management Services, Inc.
	32,520,808	3.75%, 03/01/2021	32,528,938
	18,125,000	6.75%, 02/28/2022	18,140,044
	19,925,641	USI, Inc. 4.25%, 12/27/2019	19,826,013

			124,250,197

		Internet - 0.3%
	17,425,330	Lands’ End, Inc. 4.25%, 04/04/2021	14,346,797

		IT Services - 0.9%
	39,680,000	Tempo Acquisition LLC 0.00%, 03/15/2024(7)	39,650,240

		Leisure Time - 1.3%
	22,845,572	Aristocrat Leisure Ltd. 3.41%, 10/20/2021	23,024,681
		Delta 2 (LUX) S.a.r.l.
	17,549,500	4.57%, 02/01/2024	17,567,049
	8,442,000	8.07%, 07/29/2022	8,515,868

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Leisure Time - 1.3% - (continued)
$	6,877,500	Lindblad Expeditions, Inc. 5.82%, 05/08/2021	$6,929,081

			56,036,679

		Lodging - 2.9%
		Caesars Entertainment Operating Co.
	37,935,000	0.00%, 03/31/2024(7)	37,707,390
	7,414,870	8.13%, 03/01/2022	9,089,371
	36,057,582	Caesars Entertainment Resort Properties LLC 7.00%, 10/11/2020	36,125,371
	19,342,187	Caesars Growth Properties Holdings LLC 3.75%, 05/08/2021	19,438,898
	20,816,038	Station Casinos LLC 3.50%, 06/08/2023	20,797,095

			123,158,125

		Machinery-Construction & Mining - 0.7%
	8,043,804	American Rock Salt Holdings LLC 4.90%, 05/20/2021	8,043,804
	6,890,103	Headwaters, Inc. 4.00%, 03/24/2022	6,900,438
	15,788,705	Neff Rental LLC 7.54%, 06/09/2021	15,788,705

			30,732,947

		Machinery-Diversified - 1.8%
	24,757,230	Brand Energy & Infrastructure Services, Inc. 4.93%, 11/26/2020	24,819,123
		Gardner Denver, Inc.
	18,702,096	4.57%, 07/30/2020	18,686,573
EUR	11,402,386	4.75%, 07/30/2020	12,465,454
	12,800,000	Gates Global LLC 3.50%, 04/01/2024	13,934,392
$	8,027,917	Paladin Brands Holding, Inc. 7.25%, 08/16/2019	7,606,451

			77,511,993

		Media - 6.4%
		Advantage Sales & Marketing, Inc.
	21,279,786	4.25%, 07/23/2021	20,756,729
	8,805,000	7.50%, 07/25/2022	8,377,958
	16,211,696	AVSC Holding Corp. 4.50%, 01/24/2021	16,177,976
		CBS Radio, Inc.
	3,600,000	0.00%, 03/02/2024(7)	3,624,012
	6,656,292	4.50%, 10/17/2023	6,700,690
		Charter Communications Operating LLC
	997,409	3.00%, 07/01/2020	1,002,396
	9,974,811	3.00%, 01/15/2022	10,010,820
	23,755,050	3.24%, 01/15/2024	23,867,887
	19,862,656	CSC Holdings LLC 3.24%, 07/15/2025	19,844,978
	1,157,094	Dex Media, Inc 11.00%, 07/29/2021	1,180,236
	520,394	Mission Broadcasting, Inc. 3.99%, 01/17/2024	524,947
	5,367,679	Nexstar Broadcasting, Inc. 3.99%, 01/17/2024	5,414,646
		Numericable Group S.A.
EUR	2,665,000	0.00%, 06/20/2025(7)	2,898,629
$	10,120,000	0.00%, 06/21/2025(7)	10,066,566

The accompanying notes are an integral part of these financial statements.

64

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Media - 6.4% - (continued)
$	18,660,143	Numericable U.S. LLC 4.42%, 01/14/2025	$18,674,138
	21,181,750	Quebecor Media, Inc. 3.54%, 08/17/2020	21,201,661
	25,385,365	Tribune Media Co. 3.99%, 01/27/2024	25,528,285
	17,980,000	UPC Financing Partnership 3.74%, 04/15/2025	18,036,277
	24,518,348	Virgin Media Bristol LLC 3.74%, 01/31/2025	24,604,653
GBP	24,235,000	Virgin Media Investment Holdings Ltd. 3.76%, 01/31/2026	31,475,473
$	5,000,000	Ziggo Secured Finance Partnership 3.49%, 04/15/2025	5,000,250

			274,969,207

		Metal Fabricate/Hardware - 0.6%
		NN, Inc.
	4,690,000	0.00%, 03/22/2021(7)	4,687,092
	2,000,000	0.00%, 10/19/2022(7)	1,994,380
	17,477,076	Rexnord LLC 3.75%, 08/21/2023	17,530,206

			24,211,678

		Oil & Gas - 3.0%
		California Resources Corp.
	36,907,138	3.99%, 10/01/2019	35,646,022
	10,715,000	11.38%, 12/31/2021	11,773,106
	6,600,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	7,125,954
	5,065,360	Drillships Ocean Ventures, Inc. 7.50%, 07/25/2021	4,695,994
	27,399,647	Energy Transfer Equity L.P. 3.73%, 02/02/2024	27,456,638
		Fieldwood Energy LLC
	9,464,446	3.88%, 10/01/2018	9,219,979
	3,500,000	8.00%, 08/31/2020	3,418,345
	12,597,199	KCA Deutag US Finance LLC 6.81%, 05/15/2020	11,935,846
	13,371,487	Pinnacle Holdco S.a.r.l. 4.75%, 07/30/2019	10,830,905
	8,303,217	Western Refining, Inc. 5.25%, 11/12/2020	8,313,596

			130,416,385

		Oil & Gas Services - 1.0%
	21,078,863	Crosby U.S. Acquisition Corp. 4.05%, 11/23/2020	19,511,228
	6,779,524	Drillships Financing Holding, Inc. 8.00%, 03/31/2021	5,091,422
	4,176,225	Pacific Drilling S.A. 4.63%, 06/03/2018	1,921,064
	15,875,012	Paragon Offshore Finance Co. 5.75%, 07/18/2021	6,072,192
		Utex Industries, Inc.
	7,087,828	5.00%, 05/22/2021	6,534,127
	3,000,000	8.25%, 05/22/2022	2,580,000

			41,710,033

		Packaging & Containers - 2.9%
		Berlin Packaging LLC
	1,144,169	4.50%, 10/01/2021	1,149,478
	5,313,000	7.75%, 10/01/2022	5,304,127

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Packaging & Containers - 2.9% - (continued)
		Berry Plastics Group, Inc.
$	17,029,164	3.24%, 02/08/2020	$17,124,187
	13,991,343	3.49%, 10/01/2022	14,078,789
	2,795,000	3.52%, 01/19/2024	2,809,841
	19,595,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	19,680,826
		Proampac PG Borrower LLC
	6,471,863	5.06%, 11/18/2023	6,562,469
	3,105,000	9.56%, 11/18/2024	3,157,412
	39,425,356	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	39,620,118
	13,252,119	Signode Industrial Group U.S., Inc. 3.75%, 05/01/2021	13,301,814

			122,789,061

		Pharmaceuticals - 1.9%
	21,205,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(7)	21,364,037
	8,678,205	Quintiles IMS, Inc. 3.15%, 03/07/2024	8,760,301
	49,034,843	Valeant Pharmaceuticals International, Inc. 5.74%, 04/01/2022	49,315,813

			79,440,151

		Pipelines - 0.3%
	14,208,997	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	13,107,800

		Real Estate - 1.1%
		DTZ U.S. Borrower LLC
	26,592,315	4.42%, 11/04/2021	26,688,313
	453,617	9.42%, 11/04/2022	451,349
	18,614,565	Realogy Corp. 3.24%, 07/20/2022	18,754,174

			45,893,836

		Real Estate Investment Trusts - 1.2%
EUR	15,840,000	Equinix, Inc. 3.25%, 01/05/2024	17,374,599
$	31,972,050	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	32,029,280

			49,403,879

		Retail - 4.5%
	3,577,500	84 Lumber Co. 6.75%, 10/04/2023	3,613,275
		Bass Pro Group LLC
	17,781,840	4.24%, 06/05/2020	17,744,854
	31,515,000	6.15%, 12/16/2023	30,665,986
		Coinstar LLC
	8,472,425	5.25%, 09/27/2023	8,490,980
	5,265,000	9.75%, 09/27/2024	5,350,556
	3,400,164	Coty, Inc. 3.48%, 10/27/2022	3,416,110
	6,505,713	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	6,485,415
	8,844,747	HD Supply, Inc. 3.90%, 08/13/2021	8,902,768
	21,169,081	Michaels Stores, Inc. 3.75%, 01/30/2023	21,122,721
	10,357,845	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	8,251,784

The accompanying notes are an integral part of these financial statements.

65

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Retail - 4.5% - (continued)
$	4,584,571	Party City Holdings, Inc. 4.03%, 08/19/2022	$4,579,482
	6,987,374	Petco Animal Supplies, Inc. 4.17%, 01/26/2023	6,312,673
	11,891,780	PetSmart, Inc. 4.02%, 03/11/2022	10,879,670
	6,683,250	Pilot Travel Centers LLC 2.99%, 05/25/2023	6,735,446
		Rite Aid Corp.
	19,330,000	4.88%, 06/21/2021	19,348,170
	7,755,000	5.75%, 08/21/2020	7,767,098
	3,000,000	Smart & Final Stores LLC 0.00%, 11/15/2022(7)	2,930,010
	16,114,926	Sports Authority, Inc. 7.50%, 11/16/2017	966,896
	3,612,074	SuperValu, Inc. 5.50%, 03/21/2019	3,638,370
	16,452,611	U.S. Foods, Inc. 3.74%, 06/27/2023	16,595,091

			193,797,355

		Semiconductors - 0.4%
	4,865,000	Integrated Device Technology, Inc. 0.00%, 03/20/2024(7)	4,877,163
	5,415,621	Lattice Semiconductor Corp. 5.25%, 03/10/2021	5,402,082
	8,226,520	ON Semiconductor Corp. 3.24%, 03/31/2023	8,261,236

			18,540,481

		Software - 8.9%
	3,600,000	CCC Information Services, Inc. 0.00%, 03/29/2024(7)	3,582,900
	38,047,082	CDW LLC 3.15%, 08/17/2023	38,276,506
	41,750,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	41,859,803
	21,086,689	Dell, Inc. 3.50%, 09/07/2023	21,160,914
	15,199,162	Epicor Software Corp. 4.75%, 06/01/2022	15,175,451
		First Data Corp.
	54,651,484	3.49%, 04/26/2024	54,628,530
	18,729,040	3.99%, 07/10/2022	18,827,367
	26,750,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	26,853,790
	6,724,359	Hyland Software, Inc. 4.24%, 07/01/2022	6,764,705
	11,451,428	Infor U.S., Inc. 3.90%, 02/01/2022	11,424,632
EUR	3,724,058	Infor US, Inc. 3.75%, 02/01/2022	4,073,856
$	1,765,000	iPayment, Inc. 0.00%, 04/06/2023(7)	1,771,619
	1,946,281	MA FinanceCo LLC 0.00%, 04/18/2024(7)	1,951,751
	22,175,067	Magic Newco LLC 5.00%, 12/12/2018	22,194,803
		Misys Europe S.A.
	23,710,000	0.00%, 04/27/2024(7)	23,873,125
	3,345,000	0.00%, 04/27/2025(7)	3,411,900

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 89.7%(6) - (continued)
		Software - 8.9% - (continued)
		Peak 10, Inc.
$	2,742,450	5.15%, 06/17/2021	$2,751,582
	4,310,000	8.41%, 06/17/2022	4,245,350
	12,945,527	Quest Software U.S. Holdings, Inc. 7.04%, 10/31/2022	13,155,891
	13,143,719	Seattle Spinco, Inc. 0.00%, 04/30/2024(7)	13,180,652
	17,064,967	SS&C Technologies, Inc. 3.24%, 07/08/2022	17,182,373
	35,114,650	WEX, Inc. 4.49%, 07/01/2023	35,454,911

			381,802,411

		Telecommunications - 6.2%
	8,866,404	CommScope, Inc. 3.49%, 12/29/2022	8,927,405
	11,078,512	Entravision Communications Corp. 3.65%, 05/31/2020	11,106,208
	72,352,500	Level 3 Financing, Inc. 3.24%, 02/22/2024	72,559,428
	27,628,787	LTS Buyer LLC 4.40%, 04/13/2020	27,702,832
	4,330,061	Salem Communications Corp. 4.50%, 03/13/2020	4,243,460
	74,025,000	Sprint Communications, Inc. 3.50%, 02/02/2024	74,071,636
	54,101,830	Univision Communications, Inc. 3.75%, 03/15/2024	53,721,494
	12,661,986	Zayo Group LLC 3.50%, 01/19/2024	12,741,883

			265,074,346

		Transportation - 0.3%
	14,241,505	Kenan Advantage Group, Inc. 4.00%, 07/31/2022	14,250,476

		Trucking & Leasing - 1.3%
		Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
	8,000,000	3.24%, 09/20/2020	8,075,040
	39,400,000	3.74%, 03/20/2022	39,973,664
	6,670,168	Consolidated Container Co. LLC 5.00%, 07/03/2019	6,670,168

			54,718,872

		Total Senior Floating Rate Interests (cost $3,874,205,251)	$3,829,930,825

COMMON STOCKS - 0.9%
		Energy - 0.4%
	180,008	Arch Coal, Inc. Class A*	$12,643,762
	418,220,006	KCA Deutag*(1)(8)(9)	4,608,366
	389,285	Templar Energy LLC Class A*(8)(9)	3,892,849

			21,144,977

		Food & Staples Retailing - 0.0%
	5,846,778	PC Holdings(1)(8)(9)	6

		Media - 0.1%
	494,501	Dex Media, Inc.(8)(9)	1,013,727
	15,581	F & W Publications, Inc.(8)(9)	—
	138,305	MPM Holdings, Inc.*(8)(9)	1,272,406

			2,286,133

The accompanying notes are an integral part of these financial statements.

66

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 0.9% - (continued)
	Utilities - 0.4%
70,000,000	TCEH Corp.*(8)(9)	$70
1,167,128	Vistra Energy Corp.	17,448,564

		17,448,634

	Total Common Stocks (cost $46,339,536)	$40,879,750

EXCHANGE TRADED FUNDS - 2.0%
	Other Investment Pools & Funds - 2.0%
968,000	Alerian MLP ETF	$12,196,800
402,700	iShares U.S. Preferred Stock ETF	15,709,327
908,900	PowerShares Senior Loan Portfolio	21,159,192
402,200	PowerShares Variable Rate Preferred Portfolio	10,344,584
361,100	SPDR Barclays Short Term High Yield Bond ETF	10,125,244
318,400	SPDR Blackstone / GSO Senior Loan ETF	15,133,552

		84,668,699

	Total Exchange Traded Funds (cost $83,595,879)	$84,668,699

	Total Long-Term Investments (cost $4,287,731,507)	$4,244,329,174

SHORT-TERM INVESTMENTS - 7.2%
	Other Investment Pools & Funds - 7.2%
308,165,462	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$308,165,462

	Total Short-Term Investments (cost $308,165,462)	$308,165,462

Total Investments (cost $4,595,896,969)^	106.6%	$4,552,494,636
Other Assets and Liabilities	(6.6)%	(281,007,686)

Total Net Assets	100.0%	$4,271,486,950

The accompanying notes are an integral part of these financial statements.

67

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$44,013,391
Unrealized Depreciation	(87,415,724)

Net Unrealized Depreciation	$(43,402,333)

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $161,705,511, which represented 3.8% of total net assets.

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $62,079,179, which represented 1.5% of total net assets.

(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(8)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $10,787,424, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(9)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
10/2016	494,501	Dex Media, Inc.	$702,593
06/2010	15,581	F & W Publications, Inc.	1,558
03/2011	418,220,006	KCA Deutag	5,667,717
10/2014	138,305	MPM Holdings, Inc.	4,993,987
10/2016	5,846,778	PC Holdings	—
09/2013	489,048	Provo Craft & Novelty, Inc.	81,873
10/2016	70,000,000	TCEH Corp.	—
09/2016	389,285	Templar Energy LLC Class A	3,333,177

			$14,780,905

At April 30, 2017, the aggregate value of these securities was $10,787,424, which represented 0.3% of total net assets.

(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The accompanying notes are an integral part of these financial statements.

68

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Sell	05/31/17	CSFB	$1,633,022	$1,626,710	$6,312
EUR	Sell	05/31/17	ANZ	2,946,564	2,945,753	811
EUR	Sell	05/31/17	CBK	95,882,511	97,216,401	(1,333,890)
GBP	Buy	05/31/17	DEUT	2,949,081	2,988,084	39,003
GBP	Sell	05/31/17	UBS	44,371,318	44,941,927	(570,609)

Total						$(1,858,373)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
CJSC	Closed Joint Stock Company
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

69

The Hartford Floating Rate Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$288,849,900	$—	$288,849,900	$—
Senior Floating Rate Interests	3,829,930,825	—	3,829,930,825	—
Common Stocks
Energy	21,144,977	12,643,762	—	8,501,215
Food & Staples Retailing	6	—	—	6
Media	2,286,133	—	—	2,286,133
Utilities	17,448,634	17,448,564	—	70
Exchange Traded Funds	84,668,699	84,668,699	—	—
Short-Term Investments	308,165,462	308,165,462	—	—
Foreign Currency Contracts(2)	46,126	—	46,126	—

Total	$4,552,540,762	$422,926,487	$4,118,826,851	$10,787,424

Liabilities
Foreign Currency Contracts(2)	$(1,904,499)	$—	$(1,904,499)	$—

Total	$(1,904,499)	$—	$(1,904,499)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $1,168,538 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

70

The Hartford Floating Rate High Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.4%
		Advertising - 0.2%
$	1,000,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$847,500

		Agriculture - 0.3%
	1,206,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	1,278,360

		Biotechnology - 0.3%
	1,250,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(2)	1,287,500

		Coal - 0.2%
	915,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	870,394

		Commercial Banks - 4.3%
	625,000	Access Bank plc 9.25%, 06/24/2021(1)(3)	607,937
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	800,000	7.00%, 02/19/2019(3)(4)(5)	897,583
$	1,000,000	9.00%, 05/09/2018(3)(4)(5)	1,054,294
	600,000	Banco do Brasil S.A. 9.00%, 06/18/2024(3)(4)(5)	632,400
EUR	1,000,000	Banco Santander S.A. 6.25%, 03/12/2019(3)(4)(5)	1,101,522
$	1,000,000	Barclays plc 8.25%, 12/15/2018(3)(4)	1,063,750
	2,085,000	Credit Agricole S.A. 7.88%, 01/23/2024(1)(3)(4)	2,230,575
	1,250,000	Credit Suisse Group AG 7.50%, 12/11/2023(1)(3)(4)	1,386,300
GBP	500,000	CYBG plc 8.00%, 12/08/2022(3)(4)(5)	639,505
$	1,000,000	Deutsche Bank AG 7.50%, 04/30/2025(3)(4)	1,016,250
EUR	400,000	Erste Group Bank AG 8.88%, 10/15/2021(3)(4)(5)	502,633
$	1,250,000	ING Groep N.V. 6.50%, 04/16/2025(3)(4)	1,281,812
	200,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(3)(4)	197,250
	1,500,000	Lloyds Banking Group plc 7.50%, 06/27/2024(3)(4)	1,616,250
	1,000,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(3)(4)	1,079,500
	1,970,000	Societe Generale S.A. 6.00%, 01/27/2020(1)(3)(4)	1,939,457
	1,000,000	Standard Chartered plc 7.75%, 04/02/2023(1)(3)(4)	1,066,250
		Turkiye Is Bankasi
	461,000	5.50%, 04/21/2022(1)	462,383
	300,000	6.00%, 10/24/2022(5)	299,782
	1,000,000	UBS Group AG 7.13%, 02/19/2020(3)(4)(5)	1,061,250
	500,000	UniCredit S.p.A. 8.00%, 06/03/2024(3)(4)(5)	492,375

			20,629,058

		Electric - 0.2%
	500,000	Dynegy, Inc. 7.38%, 11/01/2022	478,750

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.4% - (continued)
		Electric - 0.2% - (continued)
$	1,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	$687,500

			1,166,250

		Entertainment - 0.2%
	1,250,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	1,217,000

		Food - 0.7%
GBP	765,000	Iceland Bondco plc 4.59%, 07/15/2020(1)(3)	990,847
$	1,115,000	MARB BondCo plc 7.00%, 03/15/2024(1)	1,127,488
	1,000,000	Marfrig Holdings Europe B.V. 8.00%, 06/08/2023(5)	1,061,240

			3,179,575

		Healthcare-Services - 0.5%
		Community Health Systems, Inc.
	1,620,000	6.25%, 03/31/2023	1,648,350
	1,000,000	7.13%, 07/15/2020	897,500

			2,545,850

		Insurance - 0.1%
	560,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	569,800

		Iron/Steel - 0.2%
	975,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(1)(6)	979,582

		Lodging - 0.4%
	2,005,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. 9.25%, 02/01/2020(1)	2,052,619

		Machinery - Construction & Mining - 0.1%
	720,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	752,400

		Machinery-Diversified - 0.1%
	375,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	400,313

		Media - 0.3%
	1,510,000	Viacom, Inc. 5.88%, 02/28/2057(3)	1,559,075

		Oil & Gas - 1.0%
	485,000	KCA Deutag UK Finance plc 7.25%, 05/15/2021(1)	459,538
	631,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	623,112
	1,400,000	Permian Resources LLC / AEPB Finance Corp. 7.67%, 08/01/2019(1)(3)	1,135,750
	1,716,572	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(1)	1,707,989
	750,000	Zhaikmunai LLP 7.13%, 11/13/2019(5)	734,424

			4,660,813

		Pharmaceuticals - 0.1%
	437,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018(1)	435,907

The accompanying notes are an integral part of these financial statements.

71

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 9.4% - (continued)
		Transportation - 0.2%
$	1,056,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(1)	$1,100,352

		Total Corporate Bonds (cost $44,179,018)	$45,532,348

SENIOR FLOATING RATE INTERESTS - 88.0%(7)
		Advertising - 0.6%
$	2,966,049	Acosta Holdco, Inc. 4.25%, 09/26/2021	$2,757,180

		Aerospace/Defense - 1.1%
	5,113,116	TransDigm, Inc. 3.99%, 06/09/2023	5,106,009

		Agriculture - 0.1%
	307,821	Pinnacle Operating Corp. 8.25%, 11/15/2021	286,529

		Auto Manufacturers - 0.4%
	1,762,882	Jaguar Holding Co. 4.33%, 08/18/2022	1,771,696

		Auto Parts & Equipment - 0.5%
	2,285,000	USI, Inc. 0.00%, 03/30/2024(8)	2,275,015

		Beverages - 0.3%
	1,517,418	Oak Tea, Inc. 3.69%, 07/02/2022	1,520,741

		Chemicals - 1.0%
		Chemours Co.
EUR	2,535,000	0.00%, 05/12/2022(8)	2,763,970
$	1,379,995	3.49%, 05/12/2022	1,389,490
	853,561	Nexeo Solutions LLC 4.87%, 06/09/2023	862,096

			5,015,556

		Coal - 1.5%
	1,665,000	Arch Coal, Inc. 5.00%, 03/07/2024	1,665,416
		Ascent Resources - Marcellus LLC
	1,473,518	5.28%, 08/04/2020	1,025,318
	430,000	8.53%, 08/04/2021	45,580
	3,605,000	Foresight Energy LLC 0.00%, 03/10/2024(8)	3,479,943
	1,170,000	Peabody Energy Corp. 0.00%, 03/31/2022(8)	1,172,925

			7,389,182

		Commercial Services - 6.3%
	1,364,099	Allied Universal Holdco LLC 4.79%, 07/28/2022	1,368,641
		Brickman Group Ltd. LLC
	3,402,690	4.14%, 12/18/2020	3,414,021
	3,587,411	7.50%, 12/17/2021	3,603,123
	402,000	Brock Holdings III, Inc. 11.25%, 03/16/2018	391,950
		Capital Automotive L.P.
	405,000	4.00%, 03/24/2024	408,037
	730,000	7.00%, 03/24/2025	744,600
		Constellis Holdings LLC
	2,500,000	0.00%, 04/13/2024(8)	2,469,800
	2,500,000	0.00%, 04/18/2025(8)	2,462,500

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Commercial Services - 6.3% - (continued)
$	887,775	DigitalGlobe, Inc. 3.74%, 01/15/2024	$891,104
		Global Payments, Inc.
	1,260,000	0.00%, 04/22/2023(8)	1,264,095
	1,504,550	3.49%, 04/22/2023	1,509,440
	499,950	KAR Auction Services, Inc. 4.50%, 03/09/2023	503,700
	1,306,725	Quikrete Holdings, Inc. 4.24%, 11/15/2023	1,308,633
	873,089	Russell Investment Group 6.75%, 06/01/2023	882,370
	1,893,807	ServiceMaster Co. 3.48%, 11/08/2023	1,913,938
	1,890,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	1,872,291
	1,451,267	Trans Union LLC 3.49%, 04/09/2023	1,462,877
	3,790,500	Xerox Business Services LLC 4.99%, 12/07/2023	3,853,688

			30,324,808

		Distribution/Wholesale - 0.9%
		PowerTeam Services LLC
	433,107	4.40%, 05/06/2020	429,859
	665,000	8.40%, 11/06/2020	661,675
	3,168,212	Univar, Inc. 3.74%, 07/01/2022	3,176,132

			4,267,666

		Diversified Financial Services - 3.7%
	1,905,000	AlixPartners LLP 4.15%, 07/28/2022	1,920,640
	1,656,675	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	1,664,130
		EVO Payments International LLC
	1,215,000	6.00%, 12/22/2023	1,227,915
	205,000	10.00%, 11/15/2024	205,000
	252,232	Infinity Acquisition LLC 4.15%, 08/06/2021	249,710
	1,000,000	LSF9 Atlantis Holdings LLC 0.00%, 04/21/2023(8)	1,000,000
	384,038	NFP Corp. 4.65%, 01/08/2024	386,680
	1,167,075	RP Crown Parent LLC 4.50%, 10/12/2023	1,175,583
	2,703,849	Silver II U.S. Holdings LLC 4.15%, 12/13/2019	2,688,816
		Telenet International Finance S.a.r.l.
	3,770,000	0.00%, 03/31/2025(8)	3,779,425
EUR	1,200,000	0.00%, 03/31/2026(8)	1,310,898
$	2,370,000	3.97%, 01/31/2025	2,373,342

			17,982,139

		Electric - 4.7%
		Calpine Corp.
	1,909,091	2.75%, 11/30/2017	1,913,062
	1,088,713	3.90%, 01/15/2023	1,092,120
	1,215,813	3.90%, 05/31/2023	1,219,618
	915,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	878,400
	1,930,000	Dynegy, Inc. 4.25%, 02/07/2024	1,928,475

The accompanying notes are an integral part of these financial statements.

72

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Electric - 4.7% - (continued)
$	7,500,000	Energy Future Intermediate Holding Co. LLC 0.00%, 06/30/2017(8)	$7,536,150
	1,456,653	ExGen Texas Power LLC 5.90%, 09/16/2021	783,679
	3,290,000	Helix Gen Funding LLC 0.00%, 02/23/2024(8)	3,319,610
	2,481,250	NRG Energy, Inc. 3.24%, 06/30/2023	2,489,364
		Pike Corp.
	540,000	4.75%, 03/01/2024	545,400
	455,000	9.00%, 09/02/2024	460,688
	509,448	Seadrill Partners Finco LLC 4.15%, 02/21/2021	342,604
	209,475	Vistra Operations Co. LLC 4.25%, 12/14/2023	210,131

			22,719,301

		Electronics - 0.1%
	491,090	Ceridian LLC 4.50%, 09/15/2020	490,172

		Energy-Alternate Sources - 1.5%
	319,850	EMG Utica LLC 4.90%, 03/27/2020	321,250
	2,551,703	MEG Energy Corp. 4.63%, 12/31/2023	2,552,979
		TEX Operations Co. LLC
	836,955	3.74%, 08/04/2023	835,122
	3,678,402	3.75%, 08/04/2023	3,670,347

			7,379,698

		Entertainment - 1.4%
	1,355,000	CityCenter Holdings LLC 3.49%, 04/18/2024	1,356,694
	4,570,000	Eldorado Resorts LLC 0.00%, 03/13/2024(8)	4,558,575
	961,907	Scientific Games International, Inc. 4.99%, 10/01/2021	975,884

			6,891,153

		Food - 2.9%
		Albertsons LLC
	2,725,915	3.99%, 08/22/2021	2,734,719
	1,741,870	4.40%, 12/22/2022	1,749,273
	2,028,126	Hostess Brands LLC 4.00%, 08/03/2022	2,044,615
	7,340,000	JBS USA LLC 3.48%, 10/30/2022	7,370,168

			13,898,775

		Food Service - 0.2%
	957,289	Hearthside Group Holdings LLC 4.00%, 06/02/2021	963,674

		Hand/Machine Tools - 0.3%
	2,219,909	Ameriforge Group, Inc. 5.00%, 12/19/2019	1,405,935

		Healthcare-Products - 3.2%
	2,969,773	Alere, Inc. 4.25%, 06/18/2022	2,983,375
	1,391,941	Immucor, Inc. 5.00%, 08/17/2018	1,386,373

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Healthcare-Products - 3.2% - (continued)
$	3,925,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	$3,940,935
	2,987,494	Revlon Consumer Products Corp. 4.49%, 09/07/2023	2,990,511
	4,219,799	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	4,209,250

			15,510,444

		Healthcare-Services - 5.8%
	929,149	Air Medical Group Holdings, Inc. 4.25%, 04/28/2022	922,181
	1,024,939	American Renal Holdings, Inc. 4.75%, 09/20/2019	1,030,710
	1,098,524	CDRH Parent, Inc. 5.32%, 07/01/2021	961,209
	3,298,185	Community Health Systems, Inc. 4.05%, 01/27/2021	3,276,186
	1,278,882	DJO Finance LLC 4.25%, 06/08/2020	1,248,189
		Genoa, a QoL Healthcare Co. LLC
	1,427,825	4.90%, 10/28/2023	1,433,779
	750,000	9.15%, 10/25/2024	753,750
	5,007,450	inVentiv Health, Inc. 4.80%, 11/09/2023	5,033,188
	2,207,291	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	2,235,279
	3,182,602	Opal Acquisition, Inc. 5.15%, 11/27/2020	2,991,646
	2,787,224	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	2,772,145
	972,620	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	977,484
		U.S. Renal Care, Inc.
	2,221,054	5.40%, 12/31/2022	2,104,449
	2,500,000	9.15%, 12/31/2023	2,268,750

			28,008,945

		Holding Companies-Diversified - 0.7%
	3,365,000	PSAV Holdings LLC 0.00%, 04/21/2024(8)	3,356,587

		Home Furnishings - 0.2%
	969,761	Hillman Group, Inc. 4.65%, 06/30/2021	975,414

		Household Products - 0.2%
	847,624	Prestige Brands, Inc. 3.74%, 01/26/2024	855,253

		Insurance - 2.5%
	1,430,000	Asurion LLC 8.50%, 03/03/2021	1,450,850
	1,971,676	Evertec Group LLC 3.49%, 04/17/2020	1,965,524
	2,038,960	HUB International Ltd. 4.03%, 10/02/2020	2,048,502
		Sedgwick Claims Management Services, Inc.
	1,989,744	3.75%, 03/01/2021	1,990,241
	1,989,975	4.40%, 03/01/2021	1,989,975
	2,500,000	6.75%, 02/28/2022	2,502,075

			11,947,167

The accompanying notes are an integral part of these financial statements.

73

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Internet - 0.2%
$	1,280,237	Lands’ End, Inc. 4.25%, 04/04/2021	$1,054,057

		IT Services - 1.2%
	1,220,000	Gartner, Inc. 0.00%, 04/05/2024(8)	1,228,394
	4,460,000	Tempo Acquisition LLC 0.00%, 03/15/2024(8)	4,456,655

			5,685,049

		Leisure Time - 1.0%
	2,017,527	Aristocrat Leisure Ltd. 3.41%, 10/20/2021	2,033,345
		Delta 2 (LUX) S.a.r.l.
	917,063	4.57%, 02/01/2024	917,979
	983,500	8.07%, 07/29/2022	992,106
	982,500	Lindblad Expeditions, Inc. 5.82%, 05/08/2021	989,869

			4,933,299

		Lodging - 4.1%
	6,950,000	Caesars Entertainment Operating Co. 0.00%, 03/31/2024(8)	6,908,300
	5,025,309	Caesars Entertainment Resort Properties LLC 7.00%, 10/11/2020	5,034,757
	2,937,108	Caesars Growth Properties Holdings LLC 3.75%, 05/08/2021	2,951,793
	4,607,744	Station Casinos LLC 3.50%, 06/08/2023	4,603,550

			19,498,400

		Machinery-Construction & Mining - 0.7%
	317,437	American Rock Salt Holdings LLC 4.90%, 05/20/2021	317,437
	518,347	Headwaters, Inc. 4.00%, 03/24/2022	519,125
	2,613,732	Neff Rental LLC 7.54%, 06/09/2021	2,613,732

			3,450,294

		Machinery-Diversified - 2.8%
	2,508,689	Brand Energy & Infrastructure Services, Inc. 4.92%, 11/26/2020	2,514,961
	3,981,090	Gardner Denver, Inc. 4.56%, 07/30/2020	3,977,786
		Gates Global LLC
EUR	3,200,000	3.50%, 04/01/2024	3,483,598
$	2,533,413	4.41%, 04/01/2024	2,544,813
	877,396	Paladin Brands Holding, Inc. 7.25%, 08/16/2019	831,333

			13,352,491

		Media - 7.2%
		Advantage Sales & Marketing, Inc.
	2,001,423	4.25%, 07/23/2021	1,952,228
	520,000	7.50%, 07/25/2022	494,780
	1,252,772	AVSC Holding Corp. 4.54%, 01/24/2021	1,250,166
		CBS Radio, Inc.
	900,000	0.00%, 03/02/2024(8)	906,003
	745,107	4.50%, 10/17/2023	750,077

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Media - 7.2% - (continued)
		Charter Communications Operating LLC
$	498,705	3.00%, 07/01/2020	$501,198
	2,970,000	3.24%, 01/15/2024	2,984,107
	2,062,344	CSC Holdings LLC 3.24%, 07/15/2025	2,060,508
	41,254	Mission Broadcasting, Inc. 3.99%, 01/17/2024	41,615
	425,519	Nexstar Broadcasting, Inc. 3.99%, 01/17/2024	429,243
		Numericable Group S.A.
EUR	1,335,000	0.00%, 06/20/2025(8)	1,452,034
$	1,840,000	0.00%, 06/21/2025(8)	1,830,285
	2,359,145	Numericable U.S. LLC 4.42%, 01/14/2025	2,360,914
	3,232,154	Tribune Media Co. 3.99%, 01/27/2024	3,250,351
	2,005,000	UPC Financing Partnership 3.74%, 04/15/2025	2,011,276
	7,855,000	Virgin Media Bristol LLC 3.74%, 01/31/2025	7,882,650
GBP	2,765,000	Virgin Media Investment Holdings Ltd. 3.76%, 01/31/2026	3,591,074
$	1,000,000	Ziggo Secured Finance Partnership 3.49%, 04/15/2025	1,000,050

			34,748,559

		Metal Fabricate/Hardware - 0.2%
		NN, Inc.
	670,000	0.00%, 03/22/2021(8)	669,585
	500,000	0.00%, 10/19/2022(8)	498,595

			1,168,180

		Oil & Gas - 2.0%
		California Resources Corp.
	4,029,869	3.99%, 10/01/2019	3,892,168
	715,000	11.38%, 12/31/2021	785,606
	625,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	674,806
	298,555	Drillships Ocean Ventures, Inc. 7.50%, 07/25/2021	276,784
	1,945,000	Energy Transfer Equity L.P. 3.73%, 02/02/2024	1,949,046
	750,000	Fieldwood Energy LLC 8.00%, 08/31/2020	732,503
	794,293	KCA Deutag US Finance LLC 6.81%, 05/15/2020	752,593
	955,106	Pinnacle Holdco S.a.r.l. 4.75%, 07/30/2019	773,636

			9,837,142

		Oil & Gas Services - 1.0%
	2,754,413	Crosby U.S. Acquisition Corp. 4.05%, 11/23/2020	2,549,568
	285,068	Drillships Financing Holding, Inc. 8.00%, 03/31/2021	214,086
	2,654,900	Paragon Offshore Finance Co. 5.75%, 07/18/2021	1,015,499
		Utex Industries, Inc.
	472,130	5.00%, 05/22/2021	435,247
	750,000	8.25%, 05/22/2022	645,000

			4,859,400

The accompanying notes are an integral part of these financial statements.

74

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Packaging & Containers - 2.4%
		Berlin Packaging LLC
$	283,555	4.50%, 10/01/2021	$284,870
	1,976,143	7.75%, 10/01/2022	1,972,843
		Berry Plastics Group, Inc.
	1,554,594	3.51%, 10/01/2022	1,564,310
	700,000	3.52%, 01/19/2024	703,717
	1,960,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	1,968,585
		Proampac PG Borrower LLC
	798,775	5.06%, 11/18/2023	809,958
	970,000	9.56%, 11/18/2024	986,373
	2,407,915	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	2,419,810
	1,015,833	Signode Industrial Group U.S., Inc. 3.81%, 05/01/2021	1,019,643

			11,730,109

		Pharmaceuticals - 2.2%
	2,725,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(8)	2,745,437
	7,985,203	Valeant Pharmaceuticals International, Inc. 5.74%, 04/01/2022	8,030,958

			10,776,395

		Real Estate - 1.0%
		DTZ U.S. Borrower LLC
	4,647,579	4.34%, 11/04/2021	4,664,357
	95,745	9.42%, 11/04/2022	95,266

			4,759,623

		Real Estate Investment Trusts - 1.0%
EUR	1,560,000	Equinix, Inc. 3.25%, 01/05/2024	1,711,135
$	3,296,700	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	3,302,601

			5,013,736

		Retail - 2.6%
	397,500	84 Lumber Co. 6.75%, 10/04/2023	401,475
		Bass Pro Group LLC
	1,534,841	4.24%, 06/05/2020	1,531,649
	2,375,000	6.15%, 12/16/2023	2,311,017
		Coinstar LLC
	676,600	5.25%, 09/27/2023	678,082
	1,050,000	9.75%, 09/27/2024	1,067,062
	569,191	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	567,415
	997,242	Michaels Stores, Inc. 3.75%, 01/30/2023	995,058
	709,792	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	565,470
	1,397,475	Petco Animal Supplies, Inc. 4.17%, 01/26/2023	1,262,535
	1,202,484	PetSmart, Inc. 4.02%, 03/11/2022	1,100,141
	1,296,750	Pilot Travel Centers LLC 2.99%, 05/25/2023	1,306,878
	400,000	Smart & Final Stores LLC 0.00%, 11/15/2022(8)	390,668

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Retail - 2.6% - (continued)
$	2,487,027	Sports Authority, Inc. 7.50%, 11/16/2017	$149,222
	283,114	SuperValu, Inc. 5.50%, 03/21/2019	285,175

			12,611,847

		Semiconductors - 0.4%
	540,000	Integrated Device Technology, Inc. 0.00%, 03/20/2024(8)	541,350
	773,658	Lattice Semiconductor Corp. 5.25%, 03/10/2021	771,723
	491,700	ON Semiconductor Corp. 3.24%, 03/31/2023	493,775

			1,806,848

		Software - 8.6%
	1,205,000	CCC Information Services, Inc. 0.00%, 03/29/2024(8)	1,199,276
	1,969,736	CDW LLC 3.15%, 08/17/2023	1,981,613
	4,250,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	4,261,178
	1,960,162	Dell, Inc. 3.50%, 09/07/2023	1,967,062
	11,856,988	First Data Corp. 3.49%, 04/26/2024	11,852,008
	2,735,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	2,745,612
	956,015	Hyland Software, Inc. 4.24%, 07/01/2022	961,751
	440,000	iPayment, Inc. 0.00%, 04/06/2023(8)	441,650
	73,518	MA FinanceCo LLC 0.00%, 04/18/2024(8)	73,724
	1,742,710	Magic Newco LLC 5.00%, 12/12/2018	1,744,261
		Misys Europe S.A.
	2,670,000	0.00%, 04/27/2024(8)	2,688,370
EUR	2,000,000	0.00%, 04/30/2024(8)	2,189,492
$	345,000	0.00%, 04/27/2025(8)	351,900
		Peak 10, Inc.
	685,613	5.15%, 06/17/2021	687,896
	1,845,000	8.41%, 06/17/2022	1,817,325
	1,724,771	Quest Software U.S. Holdings, Inc. 7.00%, 10/31/2022	1,752,798
	496,482	Seattle Spinco, Inc. 0.00%, 04/30/2024(8)	497,878
	1,537,781	SS&C Technologies, Inc. 3.24%, 07/08/2022	1,548,361
	2,883,213	WEX, Inc. 4.49%, 07/01/2023	2,911,151

			41,673,306

		Telecommunications - 6.2%
	890,133	CommScope, Inc. 3.49%, 12/29/2022	896,257
	2,038,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	2,043,829
	2,159,173	LTS Buyer LLC 4.40%, 04/13/2020	2,164,960
	16,205,000	Sprint Communications, Inc. 3.50%, 02/02/2024	16,215,209

The accompanying notes are an integral part of these financial statements.

75

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 88.0%(7) - (continued)
		Telecommunications - 6.2% - (continued)
$	5,991,955	Univision Communications, Inc. 3.75%, 03/15/2024	$5,949,831
	2,495,219	Zayo Group LLC 3.50%, 01/19/2024	2,510,964

			29,781,050

		Transportation - 0.6%
	2,738,258	Kenan Advantage Group, Inc. 4.00%, 07/31/2022	2,739,983

		Trucking & Leasing - 2.5%
		Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
	2,000,000	3.24%, 09/20/2020	2,018,760
	9,885,000	3.74%, 03/20/2022	10,028,926

			12,047,686

		Total Senior Floating Rate Interests (cost $429,429,823)	$424,626,493

COMMON STOCKS - 0.7%
		Energy - 0.3%
	9,084	Arch Coal, Inc. Class A*	$638,060
	78,609	Templar Energy LLC Class A*(9)(10)	786,091

			1,424,151

		Media - 0.1%
	69,152	MPM Holdings, Inc.*(9)(10)	636,199

		Utilities - 0.3%
	4,500,000	TCEH Corp.*(9)(10)	5
	75,030	Vistra Energy Corp.	1,121,698

			1,121,703

		Total Common Stocks (cost $5,047,361)	$3,182,053

EXCHANGE TRADED FUNDS - 3.2%
		Other Investment Pools & Funds - 3.2%
	155,000	Alerian MLP ETF	$1,953,000
	72,800	iShares U.S. Preferred Stock ETF	2,839,928
	140,300	PowerShares Senior Loan Portfolio	3,266,184
	111,000	PowerShares Variable Rate Preferred Portfolio	2,854,920
	36,100	SPDR Barclays Short Term High Yield Bond ETF	1,012,244
	68,799	SPDR Blackstone / GSO Senior Loan ETF	3,270,063

			15,196,339

		Total Exchange Traded Funds (cost $15,030,830)	$15,196,339

		Total Long-Term Investments (cost $493,687,032)	$488,537,233

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 10.5%
	Other Investment Pools & Funds - 10.5%
50,777,766	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$50,777,766

	Total Short-Term Investments (cost $50,777,766)	$50,777,766

Total Investments (cost $544,464,798)^	111.8%	$539,314,999
Other Assets and Liabilities	(11.8)%	(57,051,610)

Total Net Assets	100.0%	$482,263,389

The accompanying notes are an integral part of these financial statements.

76

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$5,700,582
Unrealized Depreciation	(10,850,381)

Net Unrealized Depreciation	$(5,149,799)

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $25,726,603, which represented 5.3% of total net assets.

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $8,477,008, which represented 1.8% of total net assets.

(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $975,000 at April 30, 2017.

(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $1,422,295, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(10)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
04/2014	69,152	MPM Holdings, Inc.	$2,496,994
10/2016	4,500,000	TCEH Corp.	—
10/2016	78,609	Templar Energy LLC Class A	673,075

			$3,170,069

At April 30, 2017, the aggregate value of these securities was $1,422,295, which represented 0.3% of total net assets.

The accompanying notes are an integral part of these financial statements.

77

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Buy	05/31/17	BNP	$783,299	$784,443	$1,144
EUR	Sell	05/31/17	CSFB	552,007	549,873	2,134
EUR	Sell	05/31/17	ANZ	327,396	327,306	90
EUR	Sell	05/31/17	CBK	13,462,462	13,649,748	(187,286)
GBP	Buy	05/31/17	DEUT	513,051	519,836	6,785
GBP	Sell	05/31/17	UBS	5,541,924	5,613,192	(71,268)

Total						$(248,401)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

78

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$45,532,348	$—	$45,532,348	$—
Senior Floating Rate Interests	424,626,493	—	424,626,493	—
Common Stocks
Energy	1,424,151	638,060	—	786,091
Media	636,199	—	—	636,199
Utilities	1,121,703	1,121,698	—	5
Exchange Traded Funds	15,196,339	15,196,339	—	—
Short-Term Investments	50,777,766	50,777,766	—	—
Foreign Currency Contracts(2)	10,153	—	10,153	—

Total	$539,325,152	$67,733,863	$470,168,994	$1,422,295

Liabilities
Foreign Currency Contracts(2)	$(258,554)	$—	$(258,554)	$—

Total	$(258,554)	$—	$(258,554)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

79

The Hartford High Yield Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.0%
		Asset-Backed - Finance & Insurance - 0.0%
$	920,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)(4)	$—

		Total Asset & Commercial Mortgage Backed Securities (cost $915,920)	$—

CORPORATE BONDS - 89.4%
		Biotechnology - 0.1%
$	430,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(5)	$442,900

		Chemicals - 1.8%
		Chemours Co.
	2,160,000	6.63%, 05/15/2023	2,311,200
	290,000	7.00%, 05/15/2025	318,637
	1,580,000	Hexion, Inc. 10.38%, 02/01/2022(1)	1,619,500
	2,300,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(1)	2,357,500

			6,606,837

		Coal - 1.1%
	780,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	833,625
	2,830,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	2,692,037
		Peabody Energy Corp.
	235,000	6.00%, 03/31/2022(1)	239,700
	255,000	6.38%, 03/31/2025(1)	258,825

			4,024,187

		Commercial Banks - 3.3%
		Banco Bilbao Vizcaya Argentaria S.A
EUR	800,000	7.00%, 02/19/2019(6)(7)(8)	897,583
	800,000	8.88%, 04/14/2021(6)(7)(8)	989,968
		Barclays plc
$	850,000	7.88%, 03/15/2022(6)(7)(8)	911,625
	1,060,000	8.25%, 12/15/2018(6)(8)	1,127,575
	1,050,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(6)(8)	1,140,615
		Credit Agricole S.A.
	395,000	7.88%, 01/23/2024(1)(6)(8)	422,579
	505,000	8.13%, 12/23/2025(1)(6)(8)	557,328
	1,905,000	Credit Suisse Group AG 6.25%, 12/18/2024(6)(7)(8)	1,985,810
	725,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(6)(8)	715,031
		Royal Bank of Scotland Group plc
	755,000	6.99%, 10/05/2017(1)(6)(8)	853,150
	1,200,000	7.64%, 09/30/2017(6)(8)	1,122,000
	1,130,000	Societe Generale S.A. 8.25%, 11/29/2018(6)(7)(8)	1,198,614

			11,921,878

		Commercial Services - 2.5%
		APX Group, Inc.
	1,040,000	7.88%, 12/01/2022	1,133,600
	1,355,000	7.88%, 12/01/2022(1)	1,476,950
	1,970,000	GW Honos Security Corp. 8.75%, 05/15/2025(9)	2,009,400

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Commercial Services - 2.5% - (continued)
		Herc Rentals, Inc.
$	994,000	7.50%, 06/01/2022(1)	$1,080,975
	904,000	7.75%, 06/01/2024(1)	986,490
	2,435,000	Hertz Corp. 5.50%, 10/15/2024(1)	2,100,187

			8,787,602

		Construction Materials - 1.8%
	1,650,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	1,744,875
	940,000	Cemex S.A.B. de C.V. 6.13%, 05/05/2025(1)	1,009,287
	1,705,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,781,725
	1,760,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	1,834,800

			6,370,687

		Distribution/Wholesale - 0.1%
	420,000	American Builders & Contractors Supply Co., Inc. 5.75%, 12/15/2023(1)	447,300

		Diversified Financial Services - 4.4%
	710,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	766,800
	835,000	Hexion, Inc. 13.75%, 02/01/2022(1)	820,388
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,905,000	6.50%, 08/01/2018	1,924,050
	1,590,000	6.50%, 07/01/2021	1,613,850
	171,000	7.88%, 10/01/2020	177,840
		Navient Corp.
	560,000	5.50%, 01/25/2023	554,036
	340,000	5.63%, 08/01/2033	272,000
	1,764,000	5.88%, 10/25/2024	1,715,490
	2,535,000	6.13%, 03/25/2024	2,509,650
	955,000	6.50%, 06/15/2022	987,231
		Springleaf Finance Corp.
	525,000	5.25%, 12/15/2019	532,985
	705,000	7.75%, 10/01/2021	755,672
	1,935,000	8.25%, 12/15/2020	2,120,179
	860,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)(9)	883,650

			15,633,821

		Electric - 0.7%
	1,855,000	Dynegy, Inc. 8.00%, 01/15/2025(1)	1,701,962
	100,000	GenOn Americas Generation LLC 9.13%, 05/01/2031	89,750
	815,000	GenOn Energy, Inc. 7.88%, 06/15/2017	560,313
	1,460,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(2)(3)(4)	—

			2,352,025

		Entertainment - 2.1%
	445,000	Eagle II Acquisition Co. LLC 6.00%, 04/01/2025(1)	460,019

The accompanying notes are an integral part of these financial statements.

80

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Entertainment - 2.1% - (continued)
$	1,640,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	$1,713,800
	1,850,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,863,875
	1,410,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(1)	1,455,825
	705,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(1)	712,635
	1,345,000	Scientific Games International, Inc. 6.63%, 05/15/2021	1,296,244

			7,502,398

		Environmental Control - 0.4%
	810,000	Clean Harbors, Inc. 5.13%, 06/01/2021	829,570
	441,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	453,127

			1,282,697

		Food - 1.3%
	2,660,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	2,646,700
	1,870,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,935,450

			4,582,150

		Gas - 0.2%
	640,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	646,400

		Healthcare-Products - 2.2%
		Alere, Inc.
	2,791,000	6.38%, 07/01/2023(1)	3,038,701
	2,140,000	6.50%, 06/15/2020	2,188,150
	2,595,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	2,672,850

			7,899,701

		Healthcare-Services - 6.5%
		Community Health Systems, Inc.
	435,000	6.25%, 03/31/2023	442,613
	3,760,000	6.88%, 02/01/2022	3,111,400
	2,965,000	7.13%, 07/15/2020	2,661,087
		Envision Healthcare Corp.
	970,000	5.13%, 07/01/2022(1)	984,550
	705,000	5.63%, 07/15/2022	727,313
	2,645,000	HCA Holdings, Inc. 6.25%, 02/15/2021	2,869,825
		HCA, Inc.
	2,215,000	5.38%, 02/01/2025	2,306,369
	1,135,000	5.88%, 05/01/2023	1,235,107
	1,776,000	7.50%, 11/15/2095	1,749,360
	495,000	LifePoint Health, Inc. 5.88%, 12/01/2023	511,088
	350,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(1)	376,250
		Tenet Healthcare Corp.
	1,770,000	4.75%, 06/01/2020	1,796,550
	2,840,000	5.00%, 03/01/2019	2,845,339
	455,000	6.75%, 06/15/2023	434,525
	1,130,000	8.13%, 04/01/2022	1,146,950

			23,198,326

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Home Builders - 1.7%
		Beazer Homes USA, Inc.
$	705,000	6.75%, 03/15/2025(1)	$720,863
	1,210,000	8.75%, 03/15/2022	1,346,125
		KB Home
	1,030,000	7.00%, 12/15/2021	1,151,025
	1,090,000	8.00%, 03/15/2020	1,227,612
	1,595,000	M/I Homes, Inc. 6.75%, 01/15/2021	1,670,762

			6,116,387

		Household Products - 0.9%
	1,335,000	Avon International Operations, Inc. 7.88%, 08/15/2022(1)	1,435,125
	1,865,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,818,375

			3,253,500

		Household Products/Wares - 0.3%
	920,000	ACCO Brands Corp. 5.25%, 12/15/2024(1)	947,600

		Housewares - 0.6%
	2,020,000	American Greetings Corp. 7.88%, 02/15/2025(1)	2,156,350

		Insurance - 1.1%
		Genworth Holdings, Inc.
	135,000	4.80%, 02/15/2024	112,050
	890,000	4.90%, 08/15/2023	747,600
	505,000	7.20%, 02/15/2021	478,487
	280,000	7.63%, 09/24/2021	266,700
	180,000	7.70%, 06/15/2020	178,146
	445,000	MGIC Investment Corp. 5.75%, 08/15/2023	477,263
	1,495,000	USIS Merger Sub, Inc. 6.88%, 05/01/2025(1)	1,521,162

			3,781,408

		Internet - 1.7%
	2,685,000	Netflix, Inc. 5.88%, 02/15/2025	2,913,225
		Zayo Group LLC / Zayo Capital, Inc.
	2,175,000	6.00%, 04/01/2023	2,319,093
	835,000	6.38%, 05/15/2025	902,844

			6,135,162

		Iron/Steel - 1.6%
		AK Steel Corp.
	910,000	7.63%, 10/01/2021	949,813
	1,095,000	8.38%, 04/01/2022	1,133,325
	630,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(1)	648,969
		United States Steel Corp.
	661,000	7.38%, 04/01/2020	710,575
	315,000	7.50%, 03/15/2022	320,513
	1,650,000	8.38%, 07/01/2021(1)	1,817,062

			5,580,257

		IT Services - 0.5%
	1,575,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(1)	1,827,000

The accompanying notes are an integral part of these financial statements.

81

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Lodging - 1.8%
$	1,285,000	Boyd Gaming Corp. 6.38%, 04/01/2026	$1,384,588
	2,415,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,578,012
	1,810,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,891,450
	645,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)(9)	645,806

			6,499,856

		Machinery - Construction & Mining - 0.6%
	1,900,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	1,985,500

		Machinery-Diversified - 0.7%
	1,800,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	1,921,500
	605,000	Gardner Denver, Inc. 6.88%, 08/15/2021(1)	627,688

			2,549,188

		Media - 10.1%
	685,000	CBS Radio, Inc. 7.25%, 11/01/2024(1)	744,937
		CCO Holdings LLC / CCO Holdings Capital Corp.
	105,000	5.13%, 02/15/2023	109,200
	1,685,000	5.13%, 05/01/2023(1)	1,758,719
	495,000	5.75%, 09/01/2023	519,750
	190,000	5.75%, 01/15/2024	199,975
	1,610,000	5.75%, 02/15/2026(1)	1,710,110
	2,760,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)	2,822,100
	560,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	566,300
		CSC Holdings LLC
	1,800,000	5.25%, 06/01/2024	1,821,366
	600,000	10.13%, 01/15/2023(1)	696,000
	705,000	10.88%, 10/15/2025(1)	846,881
		DISH DBS Corp.
	1,050,000	5.00%, 03/15/2023	1,052,625
	3,290,000	6.75%, 06/01/2021	3,577,875
	1,512,000	7.88%, 09/01/2019	1,678,320
		Gray Television, Inc.
	1,520,000	5.13%, 10/15/2024(1)	1,523,800
	400,000	5.88%, 07/15/2026(1)	414,000
	2,320,000	Liberty Interactive LLC 8.25%, 02/01/2030	2,487,968
	925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	973,562
	2,330,000	SFR Group S.A. 7.38%, 05/01/2026(1)	2,449,412
		Sinclair Television Group, Inc.
	590,000	5.13%, 02/15/2027(1)	585,575
	1,005,000	5.88%, 03/15/2026(1)	1,046,456
		TEGNA, Inc.
	1,760,000	4.88%, 09/15/2021(1)	1,817,200
	1,250,000	5.13%, 10/15/2019	1,281,250
	270,000	5.50%, 09/15/2024(1)	277,088
	1,310,000	6.38%, 10/15/2023	1,391,875

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Media - 10.1% - (continued)
$	2,175,000	Tribune Media Co. 5.88%, 07/15/2022	$2,284,881
		Viacom, Inc.
	405,000	5.88%, 02/28/2057(8)	418,163
	150,000	6.25%, 02/28/2057(8)	153,938
	990,000	Videotron Ltd. 5.00%, 07/15/2022	1,049,499

			36,258,825

		Metal Fabricate/Hardware - 0.5%
		Novelis Corp.
	650,000	5.88%, 09/30/2026(1)	667,875
	1,200,000	6.25%, 08/15/2024(1)	1,263,000

			1,930,875

		Mining - 2.2%
		Anglo American Capital plc
	250,000	4.13%, 04/15/2021(1)	255,625
	200,000	4.13%, 09/27/2022(1)	204,000
	1,120,000	4.88%, 05/14/2025(1)	1,167,600
	376,000	9.38%, 04/08/2019(1)	423,000
		Constellium N.V.
	1,975,000	7.88%, 04/01/2021(1)	2,130,828
	1,100,000	8.00%, 01/15/2023(1)	1,136,850
	1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,360,950
	95,000	New Gold, Inc. 6.25%, 11/15/2022(1)	96,900
	975,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,129,781

			7,905,534

		Miscellaneous Manufacturing - 1.1%
	3,775,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	3,765,563

		Office/Business Equipment - 0.1%
	405,000	CDW LLC / CDW Finance Corp. 5.00%, 09/01/2023	416,138

		Oil & Gas - 12.6%
		Antero Resources Corp.
	470,000	5.38%, 11/01/2021	485,275
	1,055,000	5.63%, 06/01/2023	1,085,331
	2,460,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,521,500
	2,785,000	California Resources Corp. 8.00%, 12/15/2022(1)	2,130,525
	375,000	Callon Petroleum Co. 6.13%, 10/01/2024(1)	392,813
		Concho Resources, Inc.
	1,740,000	5.50%, 10/01/2022	1,805,772
	460,000	5.50%, 04/01/2023	476,963
		Continental Resources, Inc.
	500,000	3.80%, 06/01/2024	470,000
	250,000	4.50%, 04/15/2023	246,250
	1,935,000	4.90%, 06/01/2044	1,678,612
	1,065,000	5.00%, 09/15/2022	1,074,319
	2,665,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,811,575
	205,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	205,513

The accompanying notes are an integral part of these financial statements.

82

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Oil & Gas - 12.6% - (continued)
$	1,385,000	Energen Corp. 4.63%, 09/01/2021	$1,388,462
	1,640,000	Ensco plc 5.75%, 10/01/2044	1,194,576
		Laredo Petroleum, Inc.
	1,380,000	5.63%, 01/15/2022	1,380,000
	875,000	6.25%, 03/15/2023	883,750
	855,000	7.38%, 05/01/2022	888,131
		Matador Resources Co.
	1,375,000	6.88%, 04/15/2023	1,450,625
	405,000	6.88%, 04/15/2023(1)	427,275
		MEG Energy Corp.
	1,000,000	6.38%, 01/30/2023(1)	880,000
	1,210,000	6.50%, 01/15/2025(1)	1,194,875
	1,935,000	7.00%, 03/31/2024(1)	1,726,987
		Noble Holding International Ltd.
	1,310,000	6.20%, 08/01/2040	923,550
	1,395,000	7.75%, 01/15/2024	1,272,938
	425,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)	435,625
		QEP Resources, Inc.
	2,135,000	5.25%, 05/01/2023	2,086,962
	200,000	5.38%, 10/01/2022	197,500
	235,000	6.80%, 03/01/2020	244,988
		Rice Energy, Inc.
	660,000	6.25%, 05/01/2022	690,116
	500,000	7.25%, 05/01/2023	540,000
	930,000	Rowan Cos., Inc. 5.85%, 01/15/2044	730,050
	1,040,000	RSP Permian, Inc. 6.63%, 10/01/2022	1,095,900
		SM Energy Co.
	1,745,000	5.00%, 01/15/2024	1,644,662
	15,000	5.63%, 06/01/2025	14,325
	240,000	6.13%, 11/15/2022	244,200
	115,000	6.50%, 11/15/2021	117,588
	210,000	6.75%, 09/15/2026	211,575
		Transocean, Inc.
	385,000	6.80%, 03/15/2038	308,000
	115,000	7.50%, 04/15/2031	102,350
	470,000	9.10%, 12/15/2041	437,100
		Tullow Oil plc
	1,650,000	6.00%, 11/01/2020(1)	1,604,625
	1,340,000	6.25%, 04/15/2022(1)	1,281,281
		WPX Energy, Inc.
	1,480,000	5.25%, 09/15/2024	1,443,000
	1,410,000	6.00%, 01/15/2022	1,431,150
	1,250,000	8.25%, 08/01/2023	1,393,750

			45,250,364

		Oil & Gas Services - 0.4%
		Weatherford International Ltd.
	335,000	5.95%, 04/15/2042	293,125
	880,000	6.50%, 08/01/2036	831,600
	335,000	7.00%, 03/15/2038	320,763

			1,445,488

		Packaging & Containers - 4.1%
	1,840,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(1)(5)	1,909,000

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Packaging & Containers - 4.1% - (continued)
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
$	1,395,000	6.00%, 06/30/2021(1)	$1,445,569
	370,000	6.00%, 02/15/2025(1)	382,487
	1,581,000	7.25%, 05/15/2024(1)	1,721,314
	1,865,000	Berry Plastics Corp. 6.00%, 10/15/2022	1,981,562
	2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	2,235,100
	1,895,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	2,027,650
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	2,050,000	5.13%, 07/15/2023(1)	2,137,125
	815,000	7.00%, 07/15/2024(1)	877,144

			14,716,951

		Pharmaceuticals - 3.6%
		Endo Finance LLC
	2,095,000	6.00%, 07/15/2023(1)	1,835,744
	2,985,000	6.00%, 02/01/2025(1)	2,520,832
	1,692,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	1,869,660
		Valeant Pharmaceuticals International, Inc.
	1,155,000	5.50%, 03/01/2023(1)	846,038
	6,280,000	5.88%, 05/15/2023(1)	4,639,350
	1,000,000	6.13%, 04/15/2025(1)	738,250
	355,000	7.00%, 03/15/2024(1)	362,100

			12,811,974

		Pipelines - 1.1%
		Energy Transfer Equity L.P.
	670,000	5.50%, 06/01/2027	720,250
	1,907,000	7.50%, 10/15/2020	2,148,951
	1,070,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,166,300

			4,035,501

		REITS - 0.3%
	1,095,000	Equinix, Inc. 5.88%, 01/15/2026	1,179,863

		Retail - 1.3%
	1,905,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	1,989,258
	1,495,000	L Brands, Inc. 6.88%, 11/01/2035	1,474,070
	1,305,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,344,150

			4,807,478

		Semiconductors - 1.6%
	1,650,000	Entegris, Inc. 6.00%, 04/01/2022(1)	1,720,125
	2,005,000	Micron Technology, Inc. 5.50%, 02/01/2025	2,095,225
		Sensata Technologies B.V.
	1,005,000	5.00%, 10/01/2025(1)	1,026,356
	770,000	5.63%, 11/01/2024(1)	816,200

			5,657,906

The accompanying notes are an integral part of these financial statements.

83

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 89.4% - (continued)
		Software - 3.3%
$	1,135,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	$1,217,287
	1,150,000	Change Healthcare Holdings, Inc. 5.75%, 03/01/2025(1)	1,180,188
		First Data Corp.
	610,000	5.38%, 08/15/2023(1)	634,400
	2,110,000	5.75%, 01/15/2024(1)	2,189,125
	2,305,000	7.00%, 12/01/2023(1)	2,471,421
	544,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(5)	555,968
	2,925,000	Infor U.S., Inc. 6.50%, 05/15/2022	3,042,000
	475,000	RP Crown Parent LLC 7.38%, 10/15/2024(1)	496,375

			11,786,764

		Telecommunications - 6.5%
		Alcatel-Lucent USA, Inc.
	3,070,000	6.45%, 03/15/2029	3,453,750
	660,000	6.50%, 01/15/2028	729,300
		Altice Financing S.A.
	235,000	6.50%, 01/15/2022(1)	246,456
	1,570,000	6.63%, 02/15/2023(1)	1,662,237
	1,870,000	7.50%, 05/15/2026(1)	2,019,600
		Frontier Communications Corp.
	765,000	10.50%, 09/15/2022	768,825
	1,280,000	11.00%, 09/15/2025	1,233,600
		Level 3 Financing, Inc.
	1,880,000	5.38%, 08/15/2022	1,941,476
	690,000	5.63%, 02/01/2023	715,875
	1,435,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,553,388
		Sprint Corp.
	1,084,000	7.13%, 06/15/2024	1,182,243
	2,660,000	7.25%, 09/15/2021	2,909,375
	110,000	7.63%, 02/15/2025	122,788
	4,141,000	7.88%, 09/15/2023	4,648,272

			23,187,185

		Trucking & Leasing - 0.6%
		Park Aerospace Holdings Ltd.
	1,105,000	5.25%, 08/15/2022(1)	1,167,156
	805,000	5.50%, 02/15/2024(1)	851,288

			2,018,444

		Total Corporate Bonds (cost $309,833,530)	$319,705,970

SENIOR FLOATING RATE INTERESTS - 0.4%(10)
		Insurance - 0.1%
$	485,000	Asurion LLC 8.50%, 03/03/2021	$492,071

		Machinery-Diversified - 0.3%
	1,002,670	Gardner Denver, Inc. 4.56%, 07/30/2020	1,001,838

		Total Senior Floating Rate Interests (cost $1,475,382)	$1,493,909

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 2.7%
		Commercial Services - 0.2%
$	800,000	Cardtronics, Inc. 1.00%, 12/01/2020	$821,500

		Diversified Financial Services - 0.3%
	930,000	Blackhawk Network Holdings, Inc. 1.50%, 01/15/2022(1)	1,007,888

		Home Builders - 0.2%
	873,000	M/I Homes, Inc. 3.00%, 03/01/2018	887,732

		Internet - 0.5%
	870,000	Zillow Group, Inc. 2.00%, 12/01/2021(1)	910,237
	870,000	Priceline Group, Inc. 0.90%, 09/15/2021	990,169

			1,900,406

		Media - 0.6%
	770,000	DISH Network Corp. 3.38%, 08/15/2026(1)	942,288
	940,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(1)	1,055,737

			1,998,025

		Oil & Gas - 0.2%
	130,000	PDC Energy, Inc. 1.13%, 09/15/2021	125,531
	1,645,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	625,100

			750,631

		Semiconductors - 0.7%
		Microchip Technology, Inc.
	705,000	1.63%, 02/15/2025	1,030,622
	656,000	1.63%, 02/15/2027(1)	671,580
	684,000	2.25%, 02/15/2037(1)	706,230

			2,408,432

		Total Convertible Bonds (cost $10,599,217)	$9,774,614

COMMON STOCKS - 1.1%
		Banks - 0.3%
	96,368	MGIC Investment Corp.	$1,015,721

		Energy - 0.3%
	104,555,002	KCA Deutag*(1)(2)(4)	1,152,092

		Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
	35,700	Endo International plc*	405,909

		Utilities - 0.4%
	3,200,000	TCEH Corp.*(2)(4)	3
	78,357	Vistra Energy Corp.	1,171,437

			1,171,440

		Total Common Stocks (cost $5,042,065)	$3,745,162

		Total Long-Term Investments (cost $327,866,114)	$334,719,655

The accompanying notes are an integral part of these financial statements.

84

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 6.6%
	Other Investment Pools & Funds - 6.6%
23,764,130	Fidelity Institutional Government Fund, Institutional Class	$23,764,130

	Total Short-Term Investments (cost $23,764,130)	$23,764,130

Total Investments (cost $351,630,244)^	100.2%	$358,483,785
Other Assets and Liabilities	(0.2)%	(727,843)

Total Net Assets	100.0%	$357,755,942

The accompanying notes are an integral part of these financial statements.

85

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$14,669,401
Unrealized Depreciation	(7,815,860)

Net Unrealized Appreciation	$6,853,541

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $156,814,877, which represented 43.8% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $1,152,095, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(4)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
03/2011	104,555,002	KCA Deutag	$1,416,929
01/2015	920,000	Soundview NIM Trust	915,920
10/2016	3,200,000	TCEH Corp.	—
10/2016	1,460,000	Texas Competitive Electric Holdings Co. LLC	—

			$2,332,849

At April 30, 2017, the aggregate value of these securities was $1,152,095, which represented 0.3% of total net assets.

(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $5,983,600, which represented 1.7% of total net assets.

(8)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,460,776 at April 30, 2017.

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

The accompanying notes are an integral part of these financial statements.

86

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	5,250,000	(5.00%)	06/20/22	$361,526	$416,315	$54,789

Total					$361,526	$416,315	$54,789

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Sell	05/31/17	CBK	$1,545,208	$1,566,704	$ (21,496)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

The accompanying notes are an integral part of these financial statements.

87

The Hartford High Yield Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	319,705,970	—	319,705,970	—
Senior Floating Rate Interests	1,493,909	—	1,493,909	—
Convertible Bonds	9,774,614	—	9,774,614	—
Common Stocks
Banks	1,015,721	1,015,721	—	—
Energy	1,152,092	—	—	1,152,092
Pharmaceuticals, Biotechnology & Life Sciences	405,909	405,909	—	—
Utilities	1,171,440	1,171,437	—	3
Short-Term Investments	23,764,130	23,764,130	—	—
Swaps - Credit Default(2)	54,789	—	54,789	—

Total	$358,538,574	$26,357,197	$331,029,282	$1,152,095

Liabilities
Foreign Currency Contracts(2)	$(21,496)	$—	$(21,496)	$—

Total	$(21,496)	$—	$(21,496)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

88

The Hartford Inflation Plus Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.8%
		Asset-Backed - Finance & Insurance - 0.2%
$	1,360,000	HSI Asset Securitization Corp. Trust 1.26%, 02/25/2036(1)	$1,226,091

		Asset-Backed - Home Equity - 0.2%
	797,911	GSAA Home Equity Trust 5.99%, 06/25/2036(1)	409,152
	745,927	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)	469,662

			878,814

		Whole Loan Collateral CMO - 2.4%
	893,543	Adjustable Rate Mortgage Trust 1.53%, 11/25/2035(1)	828,444
	326,001	Banc of America Alternative Loan Trust 6.23%, 10/25/2036(2)	191,599
	1,274,471	Banc of America Funding Trust 6.05%, 10/25/2036(2)	1,113,756
	457,666	Bear Stearns Adjustable Rate Mortgage Trust 2.83%, 10/25/2035(1)	439,375
	770,645	Chase Mortgage Finance Trust 3.20%, 12/25/2035(1)	744,239
	558,148	Deutsche Alt-A Securities Mortgage Loan Trust 1.14%, 12/25/2036(1)	449,031
	265,450	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045(1)	206,723
	800,813	GSR Mortgage Loan Trust 3.30%, 10/25/2035(1)	671,819
		HarborView Mortgage Loan Trust
	657,247	1.18%, 01/19/2038(1)	596,491
	654,107	1.99%, 10/25/2037(1)	613,040
	2,976,685	IndyMac Index Mortgage Loan Trust 1.28%, 01/25/2036(1)	2,192,608
	1,218,645	JP Morgan Mortgage Trust 3.23%, 01/25/2037(1)	1,120,351
	185,673	Lehman XS Trust 1.23%, 06/25/2047(1)	152,052
	610,919	Luminent Mortgage Trust 1.19%, 10/25/2046(1)	545,351
		MASTR Adjustable Rate Mortgages Trust
	1,329,948	1.23%, 05/25/2037(1)	822,901
	16,686	3.05%, 11/21/2034(1)	17,028
	120,424	Residential Asset Securitization Trust 1.44%, 03/25/2035(1)	104,248
		Residential Funding Mortgage Securities, Inc.
	285,629	3.90%, 02/25/2036(1)	257,843
	527,409	6.00%, 07/25/2037	485,903
	723,246	Structured Adjustable Rate Mortgage Loan Trust 3.47%, 06/25/2035(1)	630,054
		WaMu Mortgage Pass-Through Certificates Trust
	758,047	1.41%, 06/25/2044(1)	708,953
	785,426	1.46%, 12/25/2046(1)	665,643
		Washington Mutual Mortgage Pass- Through Certificates WMALT Trust
	266,077	1.08%, 02/25/2037(1)	167,355

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 2.8% - (continued)
		Whole Loan Collateral CMO - 2.4% - (continued)
$	929,590	1.49%, 11/25/2046(1)	$764,637

			14,489,444

		Total Asset & Commercial Mortgage Backed Securities (cost $16,443,391)	$16,594,349

FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
		Argentina - 0.1%
ARS	10,479,132	Argentina Treasury Bond 2.25%, 04/28/2020(3)	$688,335

		Brazil - 0.6%
BRL	11,801,159	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(3)	3,828,280

		Colombia - 0.3%
COP	4,910,799,717	Colombian TES 4.75%, 02/23/2023(3)	1,815,610

		Mexico - 0.5%
MXN	52,951,987	Mexican Udibonos 4.00%, 11/08/2046(3)	2,928,846

		Russia - 0.6%
RUB	219,623,996	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(3)	3,694,841

		South Africa - 0.5%
		South Africa Government Bond - CPI Linked
ZAR	19,732,758	1.88%, 02/28/2033(3)	1,389,957
	24,855,678	2.00%, 01/31/2025(3)	1,819,238

			3,209,195

		Thailand - 0.6%
THB	113,000,000	Bank of Thailand 1.49%, 02/17/2018(1)	3,266,023

		Total Foreign Government Obligations (cost $18,839,305)	$19,431,130

SENIOR FLOATING RATE INTERESTS - 5.1%(4)
		Aerospace/Defense - 0.1%
$	601,358	TransDigm, Inc. 3.99%, 06/09/2023	$600,522

		Airlines - 0.2%
	326,700	American Airlines, Inc. 3.49%, 04/28/2023	326,854
	985,000	Delta Air Lines, Inc. 3.49%, 08/24/2022	992,387

			1,319,241

		Auto Parts & Equipment - 0.0%
	140,000	USI, Inc. 0.00%, 03/30/2024(5)	139,388

		Chemicals - 0.2%
	65,334	Chemours Co. 3.49%, 05/12/2022	65,784
	297,878	Huntsman International LLC 3.99%, 04/01/2023	301,417
	352,000	Minerals Technologies, Inc. 3.41%, 02/14/2024	353,760

The accompanying notes are an integral part of these financial statements.

89

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(4) - (continued)
		Chemicals - 0.2% - (continued)
$	183,615	Nexeo Solutions LLC 4.88%, 06/09/2023	$185,451

			906,412

		Coal - 0.0%
	115,000	Peabody Energy Corp. 0.00%, 03/31/2022(5)	115,288

		Commercial Services - 0.3%
	104,738	DigitalGlobe, Inc. 3.74%, 01/15/2024	105,130
		Global Payments, Inc.
	200,000	0.00%, 04/22/2023(5)	200,650
	61,972	3.49%, 04/22/2023	62,174
	198,500	Hertz Corp. 3.74%, 06/30/2023	198,641
	148,500	KAR Auction Services, Inc. 4.50%, 03/09/2023	149,614
	144,638	Quikrete Holdings, Inc. 4.24%, 11/15/2023	144,848
	223,312	Russell Investment Group 6.74%, 06/01/2023	225,686
	190,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	188,220
	173,217	Trans Union LLC 3.49%, 04/09/2023	174,603
	149,625	Xerox Business Services LLC 4.99%, 12/07/2023	152,119

			1,601,685

		Construction Materials - 0.1%
	500,000	American Builders & Contractors Supply Co., Inc. 3.74%, 10/31/2023	502,915

		Distribution/Wholesale - 0.0%
	119,700	Univar, Inc. 3.74%, 07/01/2022	119,999

		Diversified Financial Services - 0.3%
	500,000	AerCap Holdings N.V. 3.40%, 10/06/2023	505,750
	200,000	AlixPartners LLP 4.15%, 07/28/2022	201,642
	114,425	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	114,940
	433,160	RPI Finance Trust 3.15%, 03/27/2023	434,516
		Telenet International Finance S.a.r.l.
	225,000	0.00%, 03/31/2025(5)	225,562
	395,000	3.97%, 01/31/2025	395,557

			1,877,967

		Electric - 0.1%
	441,663	Calpine Corp. 3.90%, 05/31/2023	443,045
	130,000	Helix Gen Funding LLC 0.00%, 02/23/2024(5)	131,170

			574,215

		Energy-Alternate Sources - 0.2%
	752,446	MEG Energy Corp. 4.63%, 12/31/2023	752,822

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(4) - (continued)
		Energy-Alternate Sources - 0.2% - (continued)
		TEX Operations Co. LLC
$	35,000	3.74%, 08/04/2023	$34,923
	144,638	3.75%, 08/04/2023	144,321

			932,066

		Entertainment - 0.0%
	220,000	Eldorado Resorts LLC 0.00%, 03/13/2024(5)	219,450

		Environmental Control - 0.0%
	132,863	Advanced Disposal Services, Inc. 3.70%, 11/10/2023	133,953

		Food - 0.1%
	263,017	Albertsons LLC 4.40%, 12/22/2022	264,136
	110,952	B&G Foods, Inc. 3.24%, 11/02/2022	111,923
	320,000	JBS USA LLC 3.48%, 10/30/2022	321,315

			697,374

		Healthcare-Products - 0.0%
	100,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	100,406
	104,475	Revlon Consumer Products Corp. 4.49%, 09/07/2023	104,581

			204,987

		Healthcare-Services - 0.2%
	207,375	Acadia Healthcare Co., Inc. 3.98%, 02/16/2023	207,375
		Community Health Systems, Inc.
	106,231	3.80%, 12/31/2019	105,792
	195,463	4.05%, 01/27/2021	194,159
	244,388	Envision Healthcare Corp. 4.15%, 12/01/2023	246,648
	299,250	inVentiv Health, Inc. 4.80%, 11/09/2023	300,788
	323,797	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	327,903

			1,382,665

		Holding Companies-Diversified - 0.0%
	210,000	PSAV Holdings LLC 0.00%, 04/21/2024(5)	209,475

		Household Products/Wares - 0.1%
	290,000	Galleria Co. 4.00%, 09/29/2023	291,934

		Insurance - 0.1%
		Asurion LLC
	145,979	4.24%, 07/08/2020	146,922
	563,522	4.75%, 11/03/2023	567,748
	99,743	HUB International Ltd. 4.04%, 10/02/2020	100,210

			814,880

		IT Services - 0.0%
	290,000	Tempo Acquisition LLC 0.00%, 03/15/2024(5)	289,782

		Leisure Time - 0.0%
	189,525	Boyd Gaming Corp. 3.45%, 09/15/2023	190,257

The accompanying notes are an integral part of these financial statements.

90

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(4) - (continued)
		Lodging - 0.1%
$	175,000	Caesars Entertainment Operating Co. 0.00%, 03/31/2024(5)	$173,950
	168,725	Station Casinos LLC 3.50%, 06/08/2023	168,571

			342,521

		Media - 0.3%
	100,000	CBS Radio, Inc. 0.00%, 03/02/2024(5)	100,667
	297,000	Charter Communications Operating LLC 3.24%, 01/15/2024	298,411
	301,875	CSC Holdings LLC 3.24%, 07/15/2025	301,606
	328,350	Numericable U.S. LLC 4.42%, 01/14/2025	328,596
	275,000	UPC Financing Partnership 3.74%, 04/15/2025	275,861
	673,321	Virgin Media Bristol LLC 3.74%, 01/31/2025	675,691

			1,980,832

		Oil & Gas - 0.2%
	110,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	118,766
	1,200,250	Energy Transfer Equity L.P. 3.73%, 02/02/2024	1,202,746

			1,321,512

		Packaging & Containers - 0.3%
	421,949	Berry Plastics Group, Inc. 3.24%, 02/08/2020	424,303
	165,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	165,723
	966,202	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	970,975

			1,561,001

		Pharmaceuticals - 0.2%
	370,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(5)	372,775
	596,663	Quintiles IMS, Inc. 3.08%, 03/07/2024	602,308

			975,083

		Real Estate - 0.1%
	457,671	DTZ U.S. Borrower LLC 4.34%, 11/04/2021	459,323

		Real Estate Investment Trusts - 0.1%
EUR	210,000	Equinix, Inc. 3.25%, 01/05/2024	230,345
$	262,350	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	262,820

			493,165

		Retail - 0.2%
	124,740	B.C. Unlimited Liability Co. 3.31%, 02/16/2024	124,771
	300,000	Bass Pro Group LLC 6.15%, 12/16/2023	291,918
	179,100	Coinstar LLC 5.25%, 09/27/2023	179,492

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 5.1%(4) - (continued)
		Retail - 0.2% - (continued)
$	243,054	Coty, Inc. 3.48%, 10/27/2022	$244,194
	129,025	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	128,623
	318,767	Michaels Stores, Inc. 3.75%, 01/30/2023	318,069
	184,075	Yum! Brands, Inc. 2.99%, 06/16/2023	184,995

			1,472,062

		Semiconductors - 0.0%
	162,639	ON Semiconductor Corp. 3.24%, 03/31/2023	163,326

		Software - 0.9%
	250,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	250,658
	278,602	Dell, Inc. 3.50%, 09/07/2023	279,583
		First Data Corp.
	446,918	3.49%, 04/26/2024	446,731
	909,630	3.99%, 07/10/2022	914,405
	230,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	230,893
	566,814	Infor U.S., Inc. 3.90%, 02/01/2022	565,488
	18,702	MA FinanceCo LLC 0.00%, 04/18/2024(5)	18,754
	1,676,099	Magic Newco LLC 5.00%, 12/12/2018	1,677,590
	165,000	Misys Europe S.A. 0.00%, 04/27/2024(5)	166,135
	126,298	Seattle Spinco, Inc. 0.00%, 04/30/2024(5)	126,653
	240,960	SS&C Technologies, Inc. 3.24%, 07/08/2022	242,617
	491,288	WEX, Inc. 4.49%, 07/01/2023	496,048

			5,415,555

		Telecommunications - 0.6%
	630,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	631,802
	190,000	MaxLinear, Inc. 0.00%, 04/05/2024(5)	190,000
	440,000	Sprint Communications, Inc. 3.50%, 02/02/2024	440,277
	992,413	Telesat Canada 4.15%, 11/17/2023	999,360
	983,292	Univision Communications, Inc. 3.75%, 03/15/2024	976,379
	100,095	Zayo Group LLC 3.50%, 01/19/2024	100,727

			3,338,545

		Trucking & Leasing - 0.1%
	300,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	304,368

		Total Senior Floating Rate Interests (cost $30,777,871)	$30,951,748

The accompanying notes are an integral part of these financial statements.

91

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.0%
		FNMA - 0.0%
$	834	FNMA 10.50%, 12/01/2018	$838

		Total U.S. Government Agencies (cost $849)	$838

U.S. GOVERNMENT SECURITIES - 80.7%
		U.S. Treasury Securities - 80.7%
		U.S. Treasury Bonds - 7.2%
$	35,540,482	U.S. Treasury Bonds 2.50%, 01/15/2029(3)	$43,718,311

			43,718,311

		U.S. Treasury Notes - 73.5%
	19,183,627	0.13%, 04/15/2018(3)(6)	19,223,912
	20,608,286	0.13%, 04/15/2019(3)	20,799,118
	4,239,570	0.13%, 04/15/2020(3)	4,289,448
	12,465,216	0.13%, 04/15/2021(3)	12,584,022
	6,126,320	0.13%, 04/15/2022(3)	6,166,105
	68,353,354	0.13%, 07/15/2022(3)	68,999,498
	39,266,225	0.13%, 01/15/2023(3)	39,353,671
	64,705,648	0.13%, 07/15/2024(3)	64,407,420
	4,298,670	0.25%, 01/15/2025(3)	4,279,004
	42,433,134	0.38%, 07/15/2025(3)	42,794,367
	73,322,853	0.63%, 01/15/2024(3)	75,365,041
	20,177,371	1.13%, 01/15/2021(3)(7)	21,204,359
	60,239,461	1.25%, 07/15/2020(3)	63,514,982

			442,980,947

			486,699,258

		Total U.S. Government Securities (cost $483,948,436)	$486,699,258

		Total Long-Term Investments (cost $550,009,852)	$553,677,323

SHORT-TERM INVESTMENTS - 1.2%
		Other Investment Pools & Funds - 1.2%
	7,164,358	Fidelity Institutional Government Fund, Institutional Class	$7,164,358

		Total Short-Term Investments (cost $7,164,358)	$7,164,358

Total Investments (cost $557,174,210) ^	93.0%	$560,841,681
Other Assets and Liabilities	7.0%	41,967,931

Total Net Assets	100.0%	$602,809,612

The accompanying notes are an integral part of these financial statements.

92

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,800,729
Unrealized Depreciation	(1,133,258)

Net Unrealized Appreciation	$3,667,471

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(3)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(4)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(5)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(6)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. 10-Year Ultra Future	26	06/21/2017	$3,442,136	$3,521,781	$79,645
U.S. Treasury 10-Year Note Future	115	06/21/2017	14,277,921	14,457,656	179,735
U.S. Treasury 5-Year Note Future	70	06/30/2017	8,225,206	8,288,438	63,232

Total					$322,612

Short position contracts:
Long Gilt Future	64	06/28/2017	$10,534,228	$10,632,653	$(98,425)
U.S. Treasury 2-Year Note Future	235	06/30/2017	50,870,275	50,903,203	(32,928)

Total					$(131,353)

Total futures contracts					$191,259

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.6	GSC	USD	19,525,881	0.50%	05/11/63	$—	$(15,763)	$(950)	$14,813

Total traded indices						$—	$(15,763)	$(950)	$14,813

Total OTC contracts						$—	$(15,763)	$(950)	$14,813

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

93

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.40% Fixed	CPURNSA	USD	16,050,000	01/15/18	$—	$—	$(41,371)	$(41,371)
BCLY	2.29% Fixed	CPURNSA	USD	29,572,000	01/15/22	—	—	(193,974)	(193,974)
BOA	2.12% Fixed	CPURNSA	USD	9,480,000	01/15/24	—	—	4,366	4,366
DEUT	1.44% Fixed	CPURNSA	USD	16,190,000	09/11/20	—	—	357,307	357,307

Total						$—	$—	$126,328	$126,328

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	0.93% Fixed	USD	13,439,000	08/22/24	$—	$—	$775,376	$775,376
12M Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	—	—	656,882	656,882
12M Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	94,840	—	256,019	161,179

Total					$94,840	$—	$1,688,277	$1,593,437

Bond Forward Contracts Outstanding at April 30, 2017
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.13%, 04/15/2020	USD	6,975,035	05/31/2017	$(2,174)
BOA	U.S. Treasury Bonds, 0.13%, 07/15/2024	USD	11,906,077	05/31/2017	24,095
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2024	USD	4,103,126	05/31/2017	(3)
BOA	U.S. Treasury Bonds, 0.63%, 01/15/2026	USD	17,400,273	05/31/2017	66,337
BOA	U.S. Treasury Bonds, 2.38%, 01/15/2025	USD	24,884,246	05/31/2017	106,932

Total					$195,187

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/31/17	CBA	$1,206,662	$1,193,667	$(12,995)
AUD	Buy	05/31/17	ANZ	1,207,008	1,193,666	(13,342)
BRL	Sell	06/21/17	SSG	3,581,354	3,617,167	(35,813)
CAD	Buy	05/31/17	ANZ	8,399,271	8,258,151	(141,120)
CHF	Sell	05/31/17	SCB	3,725,803	3,727,202	(1,399)
COP	Buy	06/21/17	JPM	2,979,899	2,901,778	(78,121)
COP	Sell	06/21/17	SCB	4,310,844	4,431,488	(120,644)
EUR	Sell	05/31/17	CBK	7,575,392	7,680,779	(105,387)
GBP	Sell	05/31/17	UBS	6,121,714	6,200,438	(78,724)
JPY	Sell	05/15/17	HSBC	38,073,534	37,249,153	824,381
JPY	Sell	05/31/17	HSBC	5,415,042	5,355,860	59,182
JPY	Sell	05/31/17	NOM	3,576,280	3,534,865	41,415
JPY	Sell	05/31/17	DEUT	1,838,270	1,820,986	17,284

The accompanying notes are an integral part of these financial statements.

94

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
MXN	Sell	06/21/17	JPM	$1,195,632	$1,192,738	$2,894
MXN	Sell	06/21/17	GSC	269,686	270,248	(562)
MXN	Sell	06/21/17	SSG	1,481,254	1,501,269	(20,015)
RUB	Sell	06/21/17	BOA	3,539,264	3,676,194	(136,930)
THB	Sell	06/21/17	JPM	3,201,925	3,269,508	(67,583)
ZAR	Sell	06/21/17	JPM	1,849,437	1,815,197	34,240
ZAR	Sell	06/21/17	CBK	1,445,404	1,421,560	23,844

Total						$190,605

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
NOM	Nomura International
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
THB	Thai Baht
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association
OTC	Over-the-Counter

The accompanying notes are an integral part of these financial statements.

95

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$16,594,349	$-—	$16,594,349	$—
Foreign Government Obligations	19,431,130	—	19,431,130	—
Senior Floating Rate Interests	30,951,748	—	30,951,748	—
U.S. Government Agencies	838	—	838	—
U.S. Government Securities	486,699,258	—	486,699,258	—
Short-Term Investments	7,164,358	7,164,358	—	—
Bond Forward Contracts(2)	197,364	—	197,364	—
Foreign Currency Contracts(2)	1,003,240	—	1,003,240	—
Futures Contracts(2)	322,612	322,612	—	—
Swaps - Credit Default(2)	14,813	—	14,813	—
Swaps - Interest Rate(2)	1,955,110	—	1,955,110	—

Total	$564,334,820	$7,486,970	$556,847,850	$—

Liabilities
Bond Forward Contracts(2)	$(2,177)	$—	$(2,177)	$—
Foreign Currency Contracts(2)	(812,635)	—	(812,635)	—
Futures Contracts(2)	(131,353)	(131,353)	—	—
Swaps - Interest Rate(2)	(235,345)	—	(235,345)	—

Total	$(1,181,510)	$(131,353)	$(1,050,157)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

96

Hartford Municipal Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7%
		Alabama - 1.9%
$	145,000	Alabama 21st Century Auth Rev 5.00%, 06/01/2021	$164,569
	200,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	238,318

			402,887

		Alaska - 0.6%
	100,000	CIVICVentures, AK, Rev 5.00%, 09/01/2023	115,367

		Arizona - 1.1%
	200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	234,358

		California - 8.1%
	250,000	Abag Finance Auth for Nonprofit Corps., CA, Rev 6.00%, 08/01/2030	290,157
	170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(1)	164,441
	160,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020	176,221
	250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	276,157
	45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	51,551
	150,000	Inglewood, CA, Redevelopment Agency 5.00%, 05/01/2027	179,753
	90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	95,998
		Orange County, CA, Community Facs Dist
	100,000	5.00%, 08/15/2023	112,223
	150,000	5.00%, 08/15/2033	165,692
	10,000	Palomar Health, CA, Rev 3.00%, 11/01/2017	10,051
	255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.00%, 01/15/2025(1)	190,834

			1,713,078

		Colorado - 1.7%
	150,000	Denver Convention Center Hotel, CO, Auth Rev 5.00%, 12/01/2040	164,334
		E-470 Public Highway, CO, Auth Rev
	45,000	1.72%, 09/01/2039(2)	45,180
	25,000	5.00%, 09/01/2019	27,036
	100,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2023	112,428

			348,978

		Connecticut - 2.1%
	50,000	City of Hartford, CT, GO 5.00%, 07/01/2027	56,302
	100,000	Connecticut State Health & Educational Facs Auth 3.25%, 09/01/2021(3)	100,192
	250,000	Town of Hamden, CT, GO 5.00%, 08/15/2025	293,630

			450,124

		District of Columbia - 1.7%
	300,000	Dist of Columbia, GO 5.00%, 06/01/2025	366,318

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Florida - 3.5%
$	200,000	City of Port State Lucie, FL 4.00%, 07/01/2027	$212,284
		Lee County, FL, Airport Rev
	125,000	5.00%, 10/01/2032	141,572
	100,000	5.00%, 10/01/2033	112,629
		Miami-Dade County, FL, Aviation Rev
	15,000	5.00%, 10/01/2029	17,263
	15,000	5.00%, 10/01/2031	17,107
	20,000	5.00%, 10/01/2032	22,699
	20,000	5.00%, 10/01/2033	22,589
	65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	74,404
	100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	110,400

			730,947

		Georgia - 1.2%
	70,000	Burke County, GA, DA Rev 2.35%, 10/01/2032(2)	70,652
	45,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	46,816
	125,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	142,534

			260,002

		Illinois - 20.5%
	100,000	Chicago, IL, Board of Education 5.75%, 04/01/2035	102,499
	250,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2041	269,325
	100,000	Chicago, IL, O’Hare International Airport Rev 5.00%, 01/01/2029	114,848
	250,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2020	262,692
		Chicago, IL, Transit Auth Rev
	75,000	5.00%, 06/01/2020	82,082
	160,000	5.25%, 12/01/2024	177,674
	250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	249,810
	105,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2018	110,539
		Cook County, IL, Community High School Dist No. 212 Leyden
	105,000	5.00%, 12/01/2027	119,518
	170,000	5.00%, 12/01/2030	190,320
	105,000	Cook County, IL, GO 5.00%, 11/15/2028	112,536
	250,000	Illinois Sales Tax Rev 5.00%, 06/15/2025	287,535
		Illinois State Finance Auth Rev
	90,000	4.50%, 05/15/2020	93,297
	125,000	5.00%, 08/15/2017	126,103
	15,000	5.00%, 07/01/2018	15,685
	150,000	5.00%, 11/15/2030	168,991
	150,000	5.00%, 02/15/2033	160,407
	245,000	5.00%, 08/15/2035	263,010
	150,000	5.00%, 10/01/2041	166,634
		Illinois State, GO
	100,000	5.00%, 07/01/2017	100,514
	250,000	5.00%, 05/01/2029	256,525

The accompanying notes are an integral part of these financial statements.

97

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Illinois - 20.5% - (continued)
$	150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	$163,911
	100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2023	114,882
	150,000	Kendall Kane & Will County, IL, USD GO 5.00%, 02/01/2024	173,439
	125,000	Metropolitan Pier & Exposition Auth, IL 0.00%, 06/15/2020(1)	115,330
		Regional Transportation, IL, Auth Rev
	80,000	5.00%, 06/01/2026	92,170
	125,000	6.25%, 07/01/2022	150,924
	90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	102,503

			4,343,703

		Indiana - 0.4%
	85,000	Indianapolis, IN, Airport Auth Rev 4.75%, 01/01/2030	90,321

		Louisiana - 2.2%
		Louisiana State Local Gov’t Environmental Facs & Community DA Rev
	100,000	5.75%, 11/15/2030	102,434
	100,000	6.00%, 11/15/2030	104,474
		Louisiana State Public Facs Auth Rev
	100,000	5.00%, 05/15/2035	109,690
	100,000	5.00%, 05/15/2047	107,911
	40,000	6.38%, 05/15/2031	47,882

			472,391

		Massachusetts - 2.0%
	100,000	Commonwealth of Massachusetts, GO 4.00%, 09/01/2034	105,249
	100,000	Massachusetts Health & Educational Facs Auth 5.00%, 07/01/2039	106,685
	200,000	Massachusetts State PA 4.00%, 07/01/2046	201,674

			413,608

		Michigan - 3.0%
	150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	164,905
		Michigan Finance Auth
	150,000	5.00%, 04/01/2019	159,180
	100,000	5.00%, 07/01/2035	108,348
	100,000	5.00%, 05/15/2038	108,817
	50,000	State of Michigan 5.00%, 03/15/2027	60,238
	35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	40,373

			641,861

		Minnesota - 1.4%
	20,000	Duluth, MN, ISD, No. 709 4.00%, 02/01/2027	21,963
	100,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	113,342
	100,000	Rochester, MN, Healthcare & Housing Rev Facs 4.00%, 12/01/2019	103,164

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Minnesota - 1.4% - (continued)
$	50,000	Saint Paul, MN, Housing & Redevelopment Auth Healthcare Rev 5.25%, 11/15/2028	$54,959

			293,428

		Missouri - 0.5%
	100,000	Kirkwood, MO, IDA 5.25%, 05/15/2032	106,249

		Montana - 0.8%
	150,000	Montana Facs Finance Auth 5.00%, 02/15/2033	168,496

		Nebraska - 0.5%
	100,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	114,478

		Nevada - 1.7%
	95,000	Clark County, NV 2.25%, 12/01/2019	95,641
	250,000	Clark County, NV, School Dist GO 5.00%, 06/15/2022	256,318

			351,959

		New Jersey - 3.6%
	205,000	City of Bayonne, NJ, GO 5.00%, 07/01/2034	230,797
	285,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	300,741
		New Jersey Health Care Facs Financing Auth Rev
	150,000	5.00%, 07/01/2022	173,073
	50,000	5.25%, 07/01/2026	57,929

			762,540

		New York - 6.9%
	250,000	City of New York, NY, GO 5.00%, 12/01/2035	289,095
	100,000	Liberty Corp., NY, Development Goldman Sachs Headquarters 5.25%, 10/01/2035	121,159
	40,000	Long Island, NY, Power Auth 1.57%, 05/01/2033(2)	40,102
		Metropolitan Transportation Auth, NY, Rev
	100,000	5.25%, 11/15/2036	118,170
	70,000	5.25%, 11/15/2040	78,206
	100,000	New York City Water & Sewer System 5.00%, 06/15/2043	109,802
	130,000	New York City, NY, Transitional Finance Auth 5.00%, 11/01/2038	148,617
	150,000	New York State Dormitory Auth Rev 5.00%, 03/15/2031	175,923
		New York Transportation Development Corp. Rev
	75,000	5.00%, 08/01/2018	77,693
	100,000	5.00%, 07/01/2046	106,778
	80,000	Town of Oyster Bay, NY, GO 3.00%, 08/15/2020	77,607
	100,000	TSASC, Inc., NY 5.00%, 06/01/2023	114,438

			1,457,590

		North Carolina - 0.1%
	25,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027(4)	29,298

The accompanying notes are an integral part of these financial statements.

98

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Ohio - 3.8%
$	200,000	American Municipal Power, Inc., OH 4.00%, 02/15/2036	$204,758
		Buckeye, OH, Tobacco Settlement Finance Auth
	250,000	6.00%, 06/01/2042	242,430
	150,000	6.50%, 06/01/2047	150,495
		City of Cleveland, OH, Airport System Rev
	60,000	5.00%, 01/01/2022	68,000
	55,000	5.00%, 01/01/2023	63,343
	70,000	County of Montgomery, OH 5.00%, 05/01/2039	72,937
	25,000	Ohio Air Quality DA Rev 3.13%, 07/01/2033(2)	11,059

			813,022

		Oregon - 0.1%
	15,000	Washington County, OR, School Dist No. 48, GO 0.00%, 06/15/2035(1)(4)	16,430

		Pennsylvania - 5.8%
		Beaver County, PA, IDA Rev
	50,000	2.50%, 12/01/2041(2)	37,749
	50,000	2.70%, 04/01/2035(2)	22,119
	100,000	Delaware River, PA, JT Toll Bridge Commission 5.00%, 07/01/2047	113,003
	100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	106,304
	100,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2025	113,326
	150,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2025	176,664
		Pennsylvania Turnpike Commission Rev
	250,000	1.88%, 12/01/2021(2)	251,077
	150,000	5.00%, 12/01/2025	178,023
	90,000	5.00%, 12/01/2031	102,521
	115,000	Philadelphia, PA, School Dist GO 5.00%, 09/01/2019	122,130

			1,222,916

		Puerto Rico - 0.6%
	200,000	Commonwealth of Puerto Rico, GO 6.00%, 07/01/2039*	122,500

		Rhode Island - 1.2%
	80,000	Rhode Island Health & Educational Bldg Corp. 5.00%, 05/15/2028	92,871
	160,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	164,259

			257,130

		South Carolina - 0.3%
	50,000	South Carolina State Public Service Auth 5.00%, 12/01/2034	53,917

		Tennessee - 2.0%
	150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025	166,812
	250,000	Tennessee Housing Development Agency Rev 3.50%, 01/01/2047	262,792

			429,604

		Texas - 12.5%
	150,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%, 08/15/2030	161,441

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.7% - (continued)
		Texas - 12.5% - (continued)
$	250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	$274,417
	200,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2031	224,640
	250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	294,290
	250,000	Dallas/Fort Worth, TX, International Airport Rev 5.00%, 11/01/2043	271,837
	150,000	El Paso, TX, ISD GO 5.00%, 08/15/2027	182,000
	100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	111,197
	75,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2023	84,489
	150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	167,192
	100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	104,615
	185,000	North Texas Tollway Auth Rev 6.25%, 01/01/2039	200,202
	180,000	Northside, TX, ISD GO 1.65%, 08/01/2045(2)	180,997
	100,000	Tarrant County, TX, Cultural Education Facs Finance Corp 4.50%, 11/15/2021	100,092
	250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	286,900

			2,644,309

		Virginia - 1.2%
	150,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2046	165,517
	90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040(2)	90,067

			255,584

		Washington - 3.2%
	300,000	State of Washington, GO 5.00%, 08/01/2032	352,083
	95,000	Tobacco Settlement Auth Rev, WA 5.00%, 06/01/2017	95,326
	115,000	Washington State Health Care Facs Auth Rev 5.00%, 01/01/2026	134,620
	100,000	Washington State Housing Finance Commission Rev 7.00%, 07/01/2050(3)	96,018

			678,047

		Wisconsin - 0.5%
	100,000	Public Finance Auth, WI 5.00%, 05/15/2019(3)	105,231

		Total Municipal Bonds (cost $20,445,452)	$20,466,671

		Total Long-Term Investments (cost $20,445,452)	$20,466,671

The accompanying notes are an integral part of these financial statements.

99

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.0%
	Other Investment Pools & Funds - 2.0%
422,561	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$422,561

	Total Short-Term Investments (cost $422,561)	$422,561

Total Investments (cost $20,868,013)^	98.7%	$20,889,232
Other Assets and Liabilities	1.3%	268,301

Total Net Assets	100.0%	$21,157,533

The accompanying notes are an integral part of these financial statements.

100

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$319,048
Unrealized Depreciation	(297,829)

Net Unrealized Appreciation	$21,219

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Security is a zero-coupon bond.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $301,441, which represented 1.4% of total net assets.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $46,950 at April 30, 2017.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

The accompanying notes are an integral part of these financial statements.

101

Hartford Municipal Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$20,466,671	$—	$20,466,671	$—
Short-Term Investments	422,561	422,561	—	—

Total	$20,889,232	$422,561	$20,466,671	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

102

The Hartford Municipal Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4%
		Alabama - 0.9%
$	1,615,000	Alabama Federal Aid Highway Finance Auth 5.00%, 09/01/2026	$1,855,134
	1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,686,100
	2,000,000	Jefferson County, AL, Sewer Rev 5.00%, 10/01/2017	2,026,380

			5,567,614

		Alaska - 0.4%
	2,000,000	CIVICVentures, AK, Rev 5.00%, 09/01/2025	2,336,060

		Arizona - 1.0%
	265,000	Estrella Mountain Ranch, AZ, Community Facs Dist GO 6.20%, 07/15/2032	267,796
	380,000	Maricopa County, AZ, IDA 5.25%, 07/01/2032	382,679
	1,400,000	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School 8.50%, 07/01/2039	1,594,474
	3,000,000	Salt River, AZ, Agricultural Improvement 5.00%, 12/01/2027	3,459,960
	855,000	Salt Verde Financial Corp., AZ 5.25%, 12/01/2020	960,866

			6,665,775

		California - 10.2%
		Alameda Corridor, CA, Transportation Auth
	600,000	5.00%, 10/01/2024	697,362
	500,000	5.00%, 10/01/2025	584,365
		California County Tobacco Securitization Agency
	175,000	4.00%, 06/01/2017	175,392
	800,000	4.00%, 06/01/2018	823,472
	1,000,000	California County, CA, Tobacco Securitization 5.00%, 06/01/2022	1,145,710
		California State Communities DA Rev
	955,000	1.55%, 04/01/2036(1)	806,574
	1,000,000	5.63%, 10/01/2032	1,067,300
		California State Health Facs
	750,000	5.00%, 02/01/2029	871,763
	1,500,000	6.00%, 07/01/2029	1,660,950
	1,000,000	California State Public Works Board, Correctional Facs Improvement 6.00%, 03/01/2035	1,135,740
	2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,313,380
	2,000,000	California State Public Works Board, State University Trustees 6.25%, 04/01/2034	2,200,660
	2,000,000	California State, GO 5.00%, 08/01/2029	2,383,040
	780,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2030	908,669
	910,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	1,042,478
	660,000	Foothill-Eastern, CA, Transportation Corridor Agency 5.00%, 01/15/2053(1)	664,534

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		California - 10.2% - (continued)
$	5,000,000	Golden State, CA, Tobacco Securitization Corp. 5.75%, 06/01/2047	$5,023,549
		Hemet, CA, USD Finance Auth Special Tax
	1,440,000	5.00%, 09/01/2030	1,575,360
	535,000	5.00%, 09/01/2031	582,626
		Inglewood, CA, Redevelopment Agency
	800,000	5.00%, 05/01/2028	950,208
	800,000	5.00%, 05/01/2029	940,304
	5,225,000	Long Beach, CA, Finance Auth Natural Gas 2.15%, 11/15/2027(1)	4,943,790
	3,600,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	3,839,904
	1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,106,110
		Orange County, CA, Community Facs Dist, Special Tax
	1,000,000	5.00%, 08/15/2034	1,086,020
	1,000,000	5.00%, 08/15/2036	1,094,720
	2,500,000	5.00%, 08/15/2041	2,734,750
	480,000	Palomar Health, CA, Rev 3.00%, 11/01/2017	482,443
	500,000	Port of Oakland, CA 5.00%, 05/01/2023	567,140
	1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation 5.00%, 09/01/2029	1,167,140
	1,150,000	San Bernardino, CA, USD GO 5.00%, 08/01/2021	1,312,346
	1,000,000	San Buenaventura, CA, Community Memorial Health System 7.50%, 12/01/2041	1,148,200
	3,000,000	San Diego, CA, Redevelopment Agency Tax Allocation 7.00%, 11/01/2039	3,436,740
		San Diego, CA, USD GO
	805,000	4.00%, 07/01/2034	842,062
	865,000	4.00%, 07/01/2035	901,062
	875,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	988,706
		San Jose, CA, Redevelopment Agency
	2,575,000	5.00%, 08/01/2022	2,597,402
	500,000	6.50%, 08/01/2023	529,860
		San Mateo, CA, Joint Powers Finance Auth
	1,250,000	5.00%, 06/15/2029	1,486,625
	1,250,000	5.00%, 06/15/2030	1,478,462
	1,335,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	1,504,024
		Santa Margarita, CA, Water Dist Special Tax
	500,000	4.25%, 09/01/2021	536,940
	500,000	5.00%, 09/01/2022	554,860
	500,000	5.00%, 09/01/2023	558,445
	1,095,000	5.00%, 09/01/2028	1,208,497
	1,500,000	Stockton, CA, Redevelopment Agency 5.00%, 09/01/2029	1,730,580
		Tustin, CA, Community Facs Dist, Special Tax
	775,000	5.00%, 09/01/2020	850,260
	600,000	5.00%, 09/01/2021	670,026

			66,910,550

The accompanying notes are an integral part of these financial statements.

103

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Colorado - 1.4%
$	1,330,000	Colorado Health Facs Auth Rev 1.92%, 10/01/2039(1)	$1,330,439
	3,610,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2027	4,123,089
	1,510,000	E-470 Public Highway, CO, Auth Rev 1.72%, 09/01/2039(1)	1,516,040
	2,000,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2029	2,226,860

			9,196,428

		Connecticut - 2.7%
	5,000,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	5,780,000
	1,500,000	City of New Britain, CT, GO 5.00%, 03/01/2031	1,724,715
	2,600,000	City of New Haven, CT, GO 5.00%, 08/01/2024	2,990,988
		Connecticut Housing Finance Auth
	755,000	4.00%, 11/15/2044	801,750
	1,855,000	4.00%, 11/15/2045	1,975,556
	700,000	Connecticut State Health & Educational Facs Auth 2.88%, 09/01/2020(2)	700,070
	2,500,000	Connecticut State, GO 5.00%, 04/15/2029(3)	2,899,325
	1,000,000	Town of Hamden, CT, GO 4.00%, 08/15/2018	1,032,160

			17,904,564

		Florida - 4.7%
		City of Port State Lucie, FL
	2,410,000	4.00%, 07/01/2028	2,536,501
	2,415,000	4.00%, 07/01/2029	2,520,415
		Collier County, FL, IDA
	200,000	6.25%, 05/15/2035(2)	200,494
	500,000	7.00%, 05/15/2024(2)	566,590
	1,965,000	Florida Village Community Development Dist No. 8 6.38%, 05/01/2038	2,033,618
	1,040,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,176,729
	2,000,000	Jacksonville, FL, Econ Development Commission 6.25%, 09/01/2027(2)	2,020,360
	1,750,000	Lakeland, FL, Retirement Community Rev 6.38%, 01/01/2043	1,816,605
	500,000	Magnolia Creek, FL, Community Development Dist Capital Improvement 5.90%, 05/01/2039*	105,000
	1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,156,930
		Miami-Dade County, FL, Aviation Rev
	1,000,000	5.00%, 10/01/2024	1,140,440
	2,500,000	5.00%, 10/01/2026	2,840,175
	200,000	5.00%, 10/01/2035	221,220
	3,000,000	Miami-Dade County, FL, GO 5.00%, 07/01/2032	3,466,590
	2,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027	2,370,420
		Orange County, FL, Health Facs Auth
	1,190,000	5.00%, 08/01/2024	1,366,417
	1,280,000	5.00%, 08/01/2025	1,458,995
	1,350,000	5.00%, 08/01/2026	1,525,486

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Florida - 4.7% - (continued)
$	1,000,000	Palm Beach County, FL, Health Facs Auth 6.75%, 06/01/2024	$1,149,040
	715,000	River Bend Community Development Dist, FL, Capital Improvement Rev 7.13%, 11/01/2015*	73,645
	375,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	383,205
	775,000	Volusia County, FL, School Board 5.00%, 08/01/2025	921,274

			31,050,149

		Georgia - 1.3%
	2,860,000	Burke County, GA, DA Rev 2.35%, 10/01/2032(1)	2,886,655
	1,500,000	Dekalb Newton and Gwinnett Counties, GA, Joint DA 6.00%, 07/01/2034	1,657,545
	1,500,000	Marietta, GA, DA Life University, Inc. Proj 7.00%, 06/15/2030	1,556,925
		Municipal Electric Auth, GA
	1,000,000	5.00%, 11/01/2022	1,140,270
	1,075,000	5.00%, 01/01/2024	1,219,050

			8,460,445

		Hawaii - 0.2%
	1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,147,550

		Illinois - 15.2%
	745,000	Aurora, IL, Tax Increment Rev 6.75%, 12/30/2027	773,496
	1,255,000	Chicago, IL, Board of Education 6.00%, 01/01/2020	1,331,066
	1,510,000	Chicago, IL, Board of Education, GO 5.00%, 12/01/2042	1,203,998
	565,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	588,962
		Chicago, IL, Metropolitan Water Reclamation Dist GO
	3,500,000	5.00%, 12/01/2027	4,155,830
	2,530,000	5.00%, 12/01/2031	2,796,156
		Chicago, IL, Midway International Airport
	500,000	5.00%, 01/01/2021	555,495
	1,420,000	5.00%, 01/01/2031	1,568,958
		Chicago, IL, O’Hare International Airport
	650,000	5.00%, 01/01/2029	754,943
	2,545,000	5.00%, 01/01/2030	2,904,074
		Chicago, IL, Park Dist, GO
	65,000	5.00%, 01/01/2019	68,212
	275,000	5.00%, 01/01/2020	288,962
	700,000	5.00%, 01/01/2025	787,983
	2,750,000	5.00%, 01/01/2026	3,077,965
	100,000	5.00%, 01/01/2036	105,164
	500,000	5.25%, 01/01/2037	530,150
		Chicago, IL, Transit Auth
	3,000,000	5.00%, 06/01/2020	3,257,010
	800,000	5.25%, 12/01/2027	879,312
	5,000,000	5.25%, 12/01/2028	5,486,700
		City of Chicago, IL, GO
	1,700,000	4.00%, 01/01/2018	1,700,918
	980,000	5.00%, 01/01/2021	998,630
	700,000	5.00%, 12/01/2023	704,067
	2,000,000	5.00%, 01/01/2024	2,025,860

The accompanying notes are an integral part of these financial statements.

104

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Illinois - 15.2% - (continued)
		City of Chicago, IL, Wastewater Transmission Rev
$	715,000	5.00%, 01/01/2028	$784,984
	1,785,000	5.00%, 01/01/2029	1,950,934
		City of Chicago, IL, Waterworks Rev
	615,000	5.00%, 11/01/2017	616,642
	135,000	5.00%, 11/01/2023	150,830
	1,000,000	5.00%, 11/01/2027	1,126,310
	1,020,000	5.00%, 11/01/2028	1,129,303
	3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	4,067,390
		Cook County, IL, Community High School Dist No. 212 Leyden
	1,775,000	5.00%, 12/01/2026	2,033,404
	1,000,000	5.00%, 12/01/2034	1,099,060
	3,415,000	Cook County, IL, GO 5.00%, 11/15/2027	3,856,696
	1,400,000	Illinois Finance Auth Rev, Art Institute of Chicago 6.00%, 03/01/2038	1,522,976
	3,000,000	Illinois Finance Auth Rev, Silver Cross Hospital and Medicine 5.50%, 08/15/2030	3,100,110
	4,000,000	Illinois Metropolitan Pier & Exposition Auth 0.00%, 12/15/2024(4)	3,082,560
		Illinois State Finance Auth Rev
	1,000,000	5.00%, 11/15/2023	1,177,510
	4,000,000	5.00%, 02/15/2027	4,472,120
	700,000	5.00%, 10/01/2028	825,986
	665,000	5.00%, 11/15/2028	759,091
	1,650,000	5.00%, 11/15/2031	1,848,973
	1,500,000	5.00%, 11/15/2033	1,661,895
	1,510,000	5.00%, 11/15/2034	1,659,460
	1,240,000	7.75%, 08/15/2034	1,422,974
	1,500,000	Illinois State GO 5.00%, 08/01/2025	1,553,010
	1,000,000	Illinois State Toll Highway Auth, Taxable Rev 5.00%, 12/01/2031	1,148,220
		Illinois State, GO
	1,500,000	5.00%, 01/01/2022	1,557,795
	985,000	5.00%, 02/01/2026	1,024,351
	1,500,000	5.25%, 01/01/2021	1,592,580
	1,455,000	6.50%, 06/15/2022	1,633,223
		Kane Cook & DuPage Counties, IL, GO
	2,800,000	5.00%, 01/01/2031	3,108,952
	1,700,000	5.00%, 01/01/2034	1,864,016
	1,700,000	5.00%, 01/01/2035	1,857,658
		Kane McHenry Cook & DeKalb Counties, IL, USD GO
	1,250,000	5.00%, 01/01/2027	1,439,325
	2,000,000	5.00%, 01/01/2029	2,342,300
	1,665,000	Kendall Kane & Will County, IL, USD GO 5.00%, 02/01/2034	1,831,883
		Metropolitan Pier & Exposition Auth, IL
	1,120,000	0.00%, 06/15/2020(4)	1,033,357
	2,000,000	0.00%, 06/15/2027(4)	1,354,440
	1,650,000	5.00%, 12/15/2020	1,773,981

			100,008,210

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Indiana - 1.4%
$	2,000,000	City of Whiting, IN 5.00%, 03/01/2046(1)	$2,240,720
	1,000,000	Indiana State Finance Auth Hospital Rev 5.00%, 12/01/2029	1,149,250
	1,625,000	Indiana State Finance Auth Rev 5.00%, 03/01/2023	1,794,780
	1,000,000	Indianapolis, IN, Airport Auth Rev 5.00%, 01/01/2029	1,117,340
	1,000,000	Indianapolis, IN, Local Public Improvement Bond Bank 5.00%, 01/01/2031	1,137,650
	775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	843,797
	1,000,000	Whiting, IN, Environmental Facs Rev 1.85%, 06/01/2044(1)	1,003,520

			9,287,057

		Kansas - 0.4%
		Wyandotte County-Kansas City, KS
	1,000,000	5.00%, 09/01/2025	1,176,660
	1,390,000	5.00%, 09/01/2028	1,617,946

			2,794,606

		Kentucky - 0.3%
	350,000	Kentucky Public Transportation Inf Auth 5.00%, 07/01/2017	351,939
	1,515,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	1,684,604

			2,036,543

		Louisiana - 2.4%
	2,000,000	City of Shreevport, LA, Water & Sewer Rev 5.00%, 12/01/2027	2,348,400
		Louisiana State Local Gov’t Environmental Facs & Community DA Rev
	975,000	5.75%, 11/15/2030	998,731
	1,750,000	6.00%, 11/15/2035	1,794,537
	4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,570,600
	2,500,000	Louisiana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	2,502,800
		New Orleans, LA, Aviation Board
	750,000	5.00%, 01/01/2034	824,468
	2,500,000	6.00%, 01/01/2023	2,688,125

			15,727,661

		Maryland - 0.1%
	480,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	514,608

		Massachusetts - 2.0%
	6,915,000	Commonwealth of Massachusetts, GO 1.15%, 11/01/2020(1)	6,904,213
		Massachusetts State Development Finance Agency
	165,000	4.00%, 07/15/2036	177,761
	1,200,000	5.00%, 01/01/2019	1,266,384
	1,000,000	5.00%, 07/01/2029	1,110,860
	2,000,000	5.00%, 07/01/2030	2,208,540
	1,200,000	8.00%, 04/15/2031	1,394,508

			13,062,266

The accompanying notes are an integral part of these financial statements.

105

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Michigan - 3.5%
$	4,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	$4,601,920
		Michigan Finance Auth
	1,000,000	5.00%, 07/01/2018	1,036,700
	2,165,000	5.00%, 04/01/2020	2,349,674
	665,000	5.00%, 07/01/2027	749,841
	665,000	5.00%, 07/01/2028	745,279
	650,000	5.00%, 07/01/2029	733,187
	2,700,000	5.00%, 10/01/2030	3,064,068
	2,555,000	5.00%, 06/01/2033	2,827,107
	1,000,000	5.00%, 06/01/2034	1,101,190
	735,000	Michigan State Building Auth 5.00%, 04/15/2027	878,546
	2,000,000	Royal Oak, MI, Hospital Finance Auth 8.25%, 09/01/2039	2,190,180
	2,190,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,509,904

			22,787,596

		Minnesota - 0.2%
	940,000	Duluth, MN, ISD, No. 709 4.00%, 02/01/2027	1,032,280
		Rochester, MN, Healthcare & Housing Rev Facs
	250,000	2.00%, 12/01/2018	248,230
	250,000	4.00%, 12/01/2019	257,910

			1,538,420

		Mississippi - 0.3%
	1,850,000	State of Mississippi 5.00%, 10/15/2029	2,103,617

		Missouri - 1.1%
		Kirkwood, MO, IDA Retirement Community
	1,500,000	5.25%, 05/15/2042	1,562,925
	1,500,000	5.25%, 05/15/2050	1,553,220
	3,500,000	8.25%, 05/15/2045	4,222,330

			7,338,475

		Montana - 0.4%
	2,500,000	Montana Facs Finance Auth 5.00%, 02/15/2028	2,907,275

		Nevada - 0.8%
		Clark County, NV
	1,020,000	2.25%, 12/01/2019	1,026,885
	980,000	2.50%, 12/01/2018	991,378
	735,000	3.00%, 12/01/2017	741,101
		Las Vegas, NV, Spl Impt Dist
	355,000	5.00%, 06/01/2027	372,888
	675,000	5.00%, 06/01/2029	700,623
	1,110,000	Nevada State Natural Resources GO 5.00%, 03/01/2026	1,303,639

			5,136,514

		New Jersey - 3.6%
	2,855,000	New Jersey Health Care Facs Finance Auth 5.75%, 10/01/2031	3,047,912
	550,000	New Jersey State Building Auth Rev 4.00%, 06/15/2018	560,544
		New Jersey State Econ DA
	100,000	2.59%, 02/01/2018(1)	100,344

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		New Jersey - 3.6% - (continued)
$	250,000	4.00%, 07/15/2018	$256,225
	960,000	4.88%, 09/15/2019	992,179
	2,000,000	New Jersey State Educational Finance Auth Rev, University of Medicine & Dentistry 7.50%, 12/01/2032	2,261,760
		New Jersey State Transportation Trust Fund Auth
	5,000,000	0.00%, 12/15/2032(4)	2,472,700
	1,000,000	5.00%, 09/15/2017	1,014,360
		New Jersey Transportation Trust Fund Auth
	3,000,000	5.00%, 06/15/2018	3,090,390
	4,940,000	5.00%, 06/15/2021	5,125,645
	5,000,000	New Jersey, Tobacco Settlement Financing Corp. 4.50%, 06/01/2023	5,030,400

			23,952,459

		New Mexico - 0.6%
	3,000,000	Los Alamos County, NM, Tax Improvement Rev 5.88%, 06/01/2027	3,158,370
	865,000	Montecito Estates, NM, Public Improvement Dist, Special Tax 7.00%, 10/01/2037	886,487

			4,044,857

		New York - 8.6%
	4,000,000	City of New York, NY, GO 6.25%, 10/15/2028	4,302,120
	1,460,000	Long Island, NY, Power Auth 1.57%, 05/01/2033(1)	1,463,738
	940,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	971,706
	1,000,000	New York City, NY, Transitional Finance Auth 5.00%, 07/15/2026	1,203,890
	2,100,000	New York Metropolitan Transportation Auth Rev 5.00%, 11/15/2020	2,364,369
	905,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	940,612
		New York State Dormitory Auth Rev
	1,670,000	5.00%, 03/15/2022	1,897,521
	2,000,000	5.00%, 12/15/2027	2,333,420
	1,000,000	5.00%, 03/15/2030	1,161,610
	6,305,000	5.00%, 03/15/2031	7,409,117
	1,300,000	5.00%, 12/01/2036(2)	1,389,102
	860,000	New York State Energy Research & DA 2.38%, 07/01/2026(1)	871,335
	1,535,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(2)	1,666,488
		New York State Thruway Auth
	1,000,000	4.00%, 01/01/2037	1,024,260
	1,000,000	5.00%, 01/01/2019	1,064,180
	1,000,000	New York State Urban Development Corp. Rev 5.00%, 03/15/2026	1,170,090
		New York Transportation Development Corp. Rev
	1,825,000	5.00%, 08/01/2018	1,890,536
	3,150,000	5.00%, 07/01/2046	3,363,507

The accompanying notes are an integral part of these financial statements.

106

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		New York - 8.6% - (continued)
$	1,145,000	Newburth, NY, GO 5.00%, 06/15/2019	$1,216,803
	2,750,000	PA of New York and New Jersey 5.00%, 10/15/2025	3,237,135
	2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,971,000
	245,000	Syracuse, NY, IDA 5.00%, 01/01/2029	279,114
		Town of Oyster Bay, NY, GO
	285,000	2.50%, 03/01/2018	282,540
	125,000	2.50%, 03/01/2019	122,261
	615,000	2.63%, 03/01/2020	593,862
	450,000	3.00%, 08/15/2017	449,379
	500,000	3.00%, 03/01/2018	506,680
	100,000	3.00%, 08/15/2018	99,251
	205,000	3.00%, 08/15/2019	201,351
	175,000	3.00%, 08/15/2020	169,764
	50,000	3.75%, 12/01/2018	50,113
	275,000	5.00%, 02/15/2018	278,528
	95,000	5.00%, 03/15/2019	97,118
	2,340,000	5.00%, 08/15/2024	2,675,299
	1,555,000	TSASC, Inc., NY 5.00%, 06/01/2026	1,801,841
	940,000	Ulster County, NY, Capital Resource Corp. Rev 0.00%, 09/15/2044(2)(4)	841,967
	2,000,000	Ulster County, NY, IDA Kingston Regional Senior Living 6.00%, 09/15/2042	1,979,260
		Yonkers, NY, GO
	885,000	3.00%, 08/15/2019	915,488
	1,000,000	5.00%, 03/15/2021	1,131,390

			56,387,745

		North Carolina - 0.8%
	1,325,000	North Carolina Eastern Municipal Power 4.00%, 01/01/2020	1,426,203
	1,555,000	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge 5.88%, 01/01/2031	1,634,227
	1,175,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027(3)	1,377,030
	1,000,000	North Carolina State Medical Care Commission, Galloway Ridge, Inc. 6.00%, 01/01/2039	1,051,760

			5,489,220

		Ohio - 3.4%
	2,000,000	Allen County, OH, Hospital Facs Rev 5.00%, 05/01/2023	2,298,200
		Buckeye, OH, Tobacco Settlement Finance Auth
	4,000,000	5.88%, 06/01/2047	3,834,000
	6,680,000	6.00%, 06/01/2042	6,477,729
		City of Cleveland, OH, Airport System Rev
	1,165,000	5.00%, 01/01/2022	1,320,329
	1,060,000	5.00%, 01/01/2023	1,220,791
	345,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	424,005
	1,750,000	County of Montgomery, OH 5.00%, 05/01/2039	1,822,594

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Ohio - 3.4% - (continued)
$	2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	$2,403,760
	2,275,000	Lancaster, OH, Gas Rev 1.26%, 02/01/2019(1)	2,266,742
	1,085,000	Ohio Air Quality DA Rev 3.13%, 07/01/2033(1)	479,950

			22,548,100

		Oregon - 1.2%
	8,200,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(4)	2,951,180
	2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,545,950
		Port of Portland, OR, Airport Rev
	1,000,000	5.00%, 07/01/2031	1,125,920
	750,000	5.00%, 07/01/2032	840,345
	450,000	Washington County, OR, School Dist No. 48, GO 0.00%, 06/15/2035(3)(4)	492,894

			7,956,289

		Other U.S. Territories - 0.1%
	705,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	735,301

		Pennsylvania - 6.0%
	945,000	Allegheny County, PA 5.00%, 03/01/2019	1,009,714
	500,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	543,910
	955,000	Allegheny County, PA, IDA Charter School 6.75%, 08/15/2035	1,015,623
		Beaver County, PA, GO
	1,220,000	5.00%, 11/15/2020	1,340,304
	1,285,000	5.00%, 11/15/2021	1,437,658
	1,345,000	5.00%, 11/15/2022	1,525,929
		Beaver County, PA, IDA Rev
	1,900,000	2.50%, 12/01/2041(1)	1,434,462
	1,930,000	2.70%, 04/01/2035(1)	853,793
	2,000,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2026	2,311,380
	750,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	882,668
		Lancaster County, PA, Hospital Auth
	495,000	5.00%, 07/01/2024	549,252
	400,000	5.00%, 07/01/2025	441,052
	1,165,000	Montgomery County, PA, Higher Education and Health 5.00%, 10/01/2023	1,314,435
	2,410,000	Montgomery County, PA, IDA Rev 5.00%, 12/01/2046	2,535,609
	2,250,000	Pennsylvania State IDA 5.00%, 07/01/2021	2,536,402
		Pennsylvania State Turnpike Commission Rev
	575,000	1.78%, 12/01/2020(1)	577,277
	2,000,000	1.80%, 12/01/2021(1)	2,002,980
	300,000	5.00%, 12/01/2027	351,003
	1,335,000	6.00%, 06/01/2028	1,407,998
		Pennsylvania Turnpike Commission
	1,000,000	5.00%, 12/01/2029	1,153,700
	1,590,000	5.00%, 12/01/2030	1,820,216
	2,000,000	5.00%, 12/01/2033	2,247,500

The accompanying notes are an integral part of these financial statements.

107

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Pennsylvania - 6.0% - (continued)
$	925,000	Pennsylvania Turnpike Commission Rev 1.88%, 12/01/2021(1)	$928,987
		Philadelphia, PA, Municipal Auth
	750,000	6.38%, 04/01/2029	825,510
	800,000	6.50%, 04/01/2034	882,432
		Philadelphia, PA, School Dist GO
	150,000	3.00%, 09/01/2019	152,535
	1,560,000	5.00%, 09/01/2022	1,726,265
	1,635,000	5.00%, 09/01/2023	1,821,128
		Pittsburgh, PA, School Dist GO
	1,575,000	5.00%, 09/01/2021	1,790,240
	750,000	5.00%, 09/01/2023	849,810
	1,000,000	Susquehanna, PA, Regional Airport Auth System Rev 5.00%, 01/01/2019	1,036,170

			39,305,942

		Puerto Rico - 0.9%
		Commonwealth of Puerto Rico, GO
	3,685,000	5.75%, 07/01/2038*	2,206,394
	5,545,000	6.00%, 07/01/2039*	3,396,312

			5,602,706

		Rhode Island - 1.5%
	1,415,000	Cranston, RI, GO 5.00%, 07/01/2019	1,520,206
	1,000,000	Rhode Island Commerce Corp. 5.00%, 06/15/2019	1,074,590
		Rhode Island Health & Educational Bldg Corp.
	1,900,000	5.00%, 05/15/2027	2,204,760
	1,490,000	5.00%, 05/15/2028	1,729,711
	1,500,000	Rhode Island State & Providence Plantations 4.00%, 10/01/2018	1,560,735
	1,655,000	Rhode Island State Health & Educational Bldg Corp. 4.00%, 05/15/2017	1,656,357

			9,746,359

		South Carolina - 0.3%
	1,987,000	Lancaster County, SC, Sun City Assessment 7.70%, 11/01/2017*	417,270
	1,625,000	South Carolina State Public Service Auth 5.00%, 12/01/2034	1,752,303

			2,169,573

		South Dakota - 0.8%
	2,995,000	South Dakota Housing DA 3.50%, 11/01/2046	3,124,324
	1,000,000	South Dakota State Education Enhancement 5.00%, 06/01/2026	1,108,000
	1,000,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	1,130,480

			5,362,804

		Tennessee - 1.6%
	1,000,000	Shelby County, TN, Health Educational & Housing Facs Board 5.00%, 09/01/2037	1,005,120
		Tennessee Housing Development Agency
	2,495,000	3.50%, 07/01/2045	2,611,117
	1,375,000	3.50%, 01/01/2047	1,449,044

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Tennessee - 1.6% - (continued)
$	4,910,000	Tennessee Housing Development Agency Rev 3.50%, 01/01/2047	$5,161,245

			10,226,526

		Texas - 10.3%
	1,000,000	Arlington, TX, Higher Education Finance Corp. Rev 5.00%, 08/15/2027	1,166,940
		Austin, TX, Airport System Rev
	1,125,000	5.00%, 11/15/2028	1,319,513
	560,000	5.00%, 11/15/2030	647,231
	1,500,000	Brazos Harbor, TX, Industrial Development Corp. 5.90%, 05/01/2038(1)	1,551,135
	500,000	Clifton, TX, Higher Education Finance Corp. 4.00%, 08/15/2031	536,460
	5,000,000	Dallas County, TX, Utility & Reclamation Dist, GO 5.00%, 02/15/2027	5,978,000
	1,500,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2028	1,785,330
	1,250,000	Dallas, TX, ISD GO 1.50%, 02/15/2034(1)	1,254,750
	1,000,000	Denton, TX, ISD GO 0.00%, 08/15/2020(4)	954,920
		Harris County - Houston, TX
	2,500,000	5.00%, 11/15/2030	2,847,525
	250,000	5.00%, 11/15/2032	276,210
	350,000	5.00%, 11/15/2034	382,078
	2,165,000	Irving, TX, ISD GO 5.00%, 02/15/2027	2,612,116
	1,500,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2035	1,608,015
		New Hope, TX, Cultural Education Facs Finance Corp.
	700,000	1.85%, 11/01/2020	676,193
	1,000,000	3.25%, 11/15/2022	977,660
	2,375,000	5.00%, 11/01/2031	2,484,606
	1,000,000	5.00%, 11/01/2046	1,015,870
		North East Texas Regional Mobility Auth
	1,090,000	5.00%, 01/01/2024	1,236,180
	1,200,000	5.00%, 01/01/2025	1,367,532
	1,870,000	5.00%, 01/01/2026	2,139,523
	1,965,000	5.00%, 01/01/2027	2,233,812
		North Texas Tollway Auth Rev
	5,000,000	0.00%, 01/01/2032(4)	2,891,750
	1,200,000	5.00%, 01/01/2035	1,362,216
	1,250,000	6.10%, 01/01/2028	1,351,475
	1,985,000	San Antonio, TX, Airport System Rev 5.00%, 07/01/2023	2,233,046
		San Antonio, TX, Water Rev
	2,200,000	5.00%, 05/15/2026	2,624,600
	1,115,000	5.00%, 05/15/2031	1,311,530
	1,000,000	Spring Branch, TX, ISD GO 5.00%, 02/01/2026	1,192,060
		Tarrant County, TX, Cultural Education Facs
	1,010,000	3.88%, 11/15/2020	1,010,646
	2,000,000	5.00%, 10/01/2034	2,116,580
	1,000,000	Tarrant County, TX, Cultural Education Facs Finance Corp 4.50%, 11/15/2021	1,000,920

The accompanying notes are an integral part of these financial statements.

108

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Texas - 10.3% - (continued)
$	2,030,000	Texas Municipal Gas Acquisition & Supply Corp. 6.25%, 12/15/2026	$2,449,215
	1,250,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	1,392,512
	2,500,000	Texas State Transportation Commission, GO 1.28%, 10/01/2041(1)	2,499,250
	2,000,000	Travis County, TX, Health Facs Development 7.13%, 11/01/2040	2,389,160
		University of Texas
	1,000,000	5.00%, 08/15/2026	1,232,030
	2,000,000	5.00%, 07/01/2027	2,411,220
	3,500,000	Wylie, TX, ISD GO 0.00%, 08/15/2018(4)	3,455,480

			67,975,289

		Utah - 0.5%
	2,800,000	Utah Housing Corp. 4.00%, 01/01/2045	2,961,952

		Vermont - 0.6%
	2,800,000	Vermont Housing Finance Agency 4.00%, 11/01/2046	2,971,780
	900,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(1)(2)	899,487

			3,871,267

		Virginia - 0.5%
	1,500,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2051	1,644,165
	1,750,000	Washington County, VA, IDA 7.75%, 07/01/2038	1,890,140

			3,534,305

		Washington - 2.0%
	2,060,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2028(4)	1,452,382
	1,905,000	Grant County, WA, Utility Dist No. 2 5.00%, 01/01/2023	2,218,430
		Washington State Health Care Facs Auth Rev
	1,295,000	5.00%, 01/01/2026	1,515,940
	780,000	5.00%, 07/01/2028	863,569
	2,000,000	5.00%, 03/01/2029	2,277,140
	3,600,000	Washington State Health Care Facs Auth, VA Mason Medical 6.13%, 08/15/2037	3,637,224
	1,150,000	Washington State Housing Finance Commission Rev 7.00%, 07/01/2045(2)	1,112,855

			13,077,540

		West Virginia - 0.6%
		West Virginia State Econ DA
	2,000,000	1.70%, 01/01/2041(1)	1,970,600
	1,740,000	1.90%, 03/01/2040(1)	1,747,813

			3,718,413

		Wisconsin - 1.6%
	1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	2,026,191
		Public Finance Auth, WI
	830,000	3.50%, 11/15/2023(2)	831,610
	1,500,000	5.00%, 09/01/2025(2)	1,617,390

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.4% - (continued)
		Wisconsin - 1.6% - (continued)
$	1,295,000	Wisconsin State 6.00%, 05/01/2036	$1,421,185
		Wisconsin State Health & Educational Facs Auth Rev
	2,000,000	5.00%, 11/15/2027	2,295,500
	1,700,000	5.00%, 12/01/2028	1,971,184

			10,163,060

		Total Municipal Bonds (cost $626,794,209)	$633,311,690

		Total Long-Term Investments (cost $626,794,209)	$633,311,690

SHORT-TERM INVESTMENTS - 3.1%
		Other Investment Pools & Funds - 3.1%
	20,649,001	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$20,649,001

		Total Short-Term Investments (cost $20,649,001)	$20,649,001

Total Investments (cost $647,443,210)^	99.5%	$653,960,691
Other Assets and Liabilities	0.5%	3,047,778

Total Net Assets	100.0%	$657,008,469

The accompanying notes are an integral part of these financial statements.

109

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$17,147,601
Unrealized Depreciation	(10,630,121)

Net Unrealized Appreciation	$6,517,480

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the value of these securities was $11,846,413, which represented 1.8% of total net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,830,419 at April 30, 2017.

(4)	Security is a zero-coupon bond.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

The accompanying notes are an integral part of these financial statements.

110

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$633,311,690	$—	$633,311,690	$—
Short-Term Investments	20,649,001	20,649,001	—	—

Total	$653,960,691	$20,649,001	$633,311,690	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

111

The Hartford Municipal Real Return Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5%
		Alabama - 0.8%
$	1,500,000	Jefferson County, AL, Sewer Rev 5.00%, 10/01/2018	$1,560,150

		Alaska - 0.8%
	375,000	Alaska Municipal Bond Bank Auth Rev 5.75%, 09/01/2033	398,315
	1,000,000	CIVICVentures, AK 5.00%, 09/01/2026	1,155,940

			1,554,255

		Arizona - 0.8%
	1,000,000	Arizona State Health Facs Auth Hospital System Rev 5.00%, 02/01/2020	1,087,530
	265,000	Estrella Mountain Ranch, AZ, Community Facs Dist GO 6.20%, 07/15/2032	267,796
	191,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(1)	191,032

			1,546,358

		California - 13.1%
		California State Communities DA Rev
	570,000	1.55%, 04/01/2036(2)	481,411
	1,000,000	5.00%, 10/01/2022	1,071,800
	500,000	California State Dept Water Resources Supply Rev 5.00%, 05/01/2022	520,350
		California State Health Facs
	250,000	5.00%, 02/01/2029	290,588
	1,000,000	6.00%, 07/01/2029	1,107,300
	170,000	California State Public Works Board, State University Trustees 6.13%, 04/01/2029	186,655
	1,000,000	California State, GO 5.00%, 08/01/2029	1,191,520
	220,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2030	256,291
	1,530,000	Corona-Norco California University 4.00%, 09/01/2019	1,612,834
	300,000	El Dorado, CA, Irrigation Dist 5.38%, 08/01/2024	328,842
	315,000	Elk Grove, CA, Finance Auth 5.00%, 09/01/2031	363,113
	435,000	Foothill-Eastern, CA, Transportation Corridor Agency 5.00%, 01/15/2053(2)	437,988
	425,000	Golden State, CA, Tobacco Securitization Corp. 5.00%, 06/01/2017	426,377
	1,000,000	Hemet, CA, USD Finance Auth Special Tax 5.00%, 09/01/2031	1,089,020
	400,000	Huntington Park, CA, Public Finance Auth Rev 5.25%, 09/01/2019	401,116
		Inglewood, CA, Redevelopment Agency
	200,000	5.00%, 05/01/2028	237,552
	200,000	5.00%, 05/01/2029	235,076
	810,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	863,978
	1,100,000	Los Angeles, CA, Regional Airports Improvement Corp. 5.00%, 01/01/2020	1,200,650

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		California - 13.1% - (continued)
$	1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	$1,106,110
	500,000	San Bernardino, CA, Community College Dist GO 6.38%, 08/01/2026	533,725
	500,000	San Buenaventura, CA, Rev 5.25%, 12/01/2017	508,090
	60,000	San Diego, CA, Redev Agency, Centre City Sub Pkg 5.25%, 09/01/2026	60,167
	1,120,000	San Francisco City & County, CA, Redevelopment Agency 6.50%, 08/01/2032	1,243,368
	290,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	327,686
	1,000,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2019	1,065,510
	665,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	749,196
		Santa Margarita, CA, Water Dist Special Tax
	500,000	5.00%, 09/01/2024	558,750
	500,000	5.00%, 09/01/2025	556,005
	970,000	5.00%, 09/01/2028	1,070,540
	500,000	Southern California Public Power Auth 5.00%, 07/01/2023	532,613
	215,000	Temecula, CA, Redevelopment Agency Tax Allocation 5.63%, 12/15/2038	216,707
	1,000,000	Tuolumne, CA, Wind Proj Auth Rev 5.88%, 01/01/2029	1,080,790
	1,250,000	Ventura County, CA, Certificates of Participation 5.63%, 08/15/2027	1,379,262
	1,000,000	Washington Township, CA, Health Care Dist Rev 6.00%, 07/01/2029	1,066,390

			24,357,370

		Colorado - 1.1%
	750,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2027	856,597
	420,000	E-470 Public Highway, CO, Auth Rev 1.72%, 09/01/2039(2)	421,680
	600,000	University of Colorado Enterprise Rev 5.75%, 06/01/2028	657,672

			1,935,949

		Connecticut - 2.5%
	1,500,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	1,734,000
	950,000	City of Hartford, CT, GO 5.00%, 07/01/2027	1,069,747
	1,000,000	City of New Haven, CT, GO 5.00%, 11/01/2017	1,018,180
	750,000	Connecticut State, GO 5.00%, 05/15/2025	880,920

			4,702,847

		District of Columbia - 2.4%
	3,000,000	District of Columbia University Rev 5.25%, 04/01/2034(2)	3,179,490

The accompanying notes are an integral part of these financial statements.

112

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		District of Columbia - 2.4% - (continued)
$	1,035,000	Metropolitan Washington, DC, Airport Auth System Rev 5.00%, 10/01/2022	$1,199,234

			4,378,724

		Florida - 5.9%
		Broward County, FL, Airport System Rev
	145,000	5.00%, 10/01/2019	157,151
	265,000	5.00%, 10/01/2020	294,511
	285,000	5.00%, 10/01/2021	323,113
		City of Port State Lucie, FL
	590,000	4.00%, 07/01/2028	620,969
	585,000	4.00%, 07/01/2029	610,535
	500,000	Collier County, FL, IDA 7.00%, 05/15/2024(1)	566,590
	1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,131,470
	2,000,000	Jacksonville, FL, Econ Development Commission 6.25%, 09/01/2027(1)	2,020,360
	1,000,000	Manatee County, FL, School Dist 5.00%, 10/01/2030	1,166,610
	190,000	Miami Beach, FL, Health Facs Auth 5.00%, 11/15/2020	208,327
	530,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2027	611,753
	625,000	Miami-Dade County, FL, Expressway Auth 5.00%, 07/01/2024	744,450
	1,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027	1,185,210
	1,000,000	Palm Beach County, FL, Health Facs Auth 6.80%, 06/01/2025	1,140,360
	360,000	River Bend Community Development Dist, FL, Capital Improvement Rev 7.13%, 11/01/2015(3)	37,080
	190,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	194,157

			11,012,646

		Georgia - 1.9%
	2,000,000	Atlanta, GA, Airport Passenger Facs Charge Rev 5.00%, 01/01/2023	2,198,980
	1,170,000	Municipal Electric Auth Georgia, GA 5.00%, 01/01/2022	1,317,654

			3,516,634

		Hawaii - 0.6%
	1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,147,550

		Illinois - 17.4%
	635,000	Chicago, IL, Board of Education 6.00%, 01/01/2020	673,487
	150,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	156,362
	1,000,000	Chicago, IL, Midway International Airport 5.00%, 01/01/2036	1,111,190
		Chicago, IL, O’Hare International Airport Rev
	825,000	5.00%, 01/01/2023	919,801
	1,500,000	5.00%, 01/01/2026	1,668,285

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Illinois - 17.4% - (continued)
$	2,670,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2025	$3,005,592
	100,000	Chicago, IL, Transit Auth 5.25%, 06/01/2022	104,070
		City of Chicago, IL, GO
	785,000	4.00%, 01/01/2018	785,424
	1,000,000	5.00%, 01/01/2020	1,022,420
	300,000	5.00%, 12/01/2023	301,743
		City of Chicago, IL, Wastewater Transmission Rev
	285,000	5.00%, 01/01/2028	312,896
	715,000	5.00%, 01/01/2029	781,466
		City of Chicago, IL, Waterworks Rev
	260,000	5.00%, 11/01/2017	260,694
	1,205,000	5.00%, 11/01/2029	1,305,907
	310,000	Cook County, IL, Community High School Dist No. 212 Leyden 5.00%, 12/01/2027	352,864
	885,000	Cook County, IL, GO 5.00%, 11/15/2027	999,466
	1,498,000	Huntley, IL, Special Service No. 9 5.10%, 03/01/2028	1,501,850
		Illinois State Finance Auth Rev
	1,000,000	5.00%, 10/01/2023	1,175,050
	1,000,000	5.00%, 02/15/2027	1,118,030
	335,000	5.00%, 11/15/2028	382,399
	1,000,000	5.00%, 11/15/2031	1,120,590
	1,000,000	5.00%, 11/15/2033	1,107,930
	625,000	5.00%, 11/15/2034	686,862
		Illinois State Toll Highway Auth, Taxable Rev
	1,000,000	5.00%, 01/01/2027	1,135,700
	1,000,000	5.00%, 01/01/2031	1,152,200
		Illinois State, GO
	1,000,000	5.00%, 01/01/2022	1,038,530
	1,000,000	5.00%, 02/01/2026	1,039,950
	2,000,000	5.25%, 01/01/2021	2,123,440
	1,400,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2031	1,554,476
	625,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2027	719,662
	1,000,000	Met Pier & Exposition Auth, IL, Rev 5.00%, 12/15/2035	1,026,710
	1,000,000	Railsplitter, IL, Tobacco Settlement Auth 5.50%, 06/01/2023	1,131,770
	500,000	Springfield, IL, Water Rev 5.25%, 03/01/2026	516,285

			32,293,101

		Indiana - 0.6%
		University of Southern Indiana
	820,000	5.00%, 10/01/2022	892,390
	250,000	5.00%, 10/01/2023	271,885

			1,164,275

		Kentucky - 0.8%
	230,000	Kentucky Public Transportation Inf Auth 5.00%, 07/01/2017	231,274

The accompanying notes are an integral part of these financial statements.

113

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Kentucky - 0.8% - (continued)
$	1,085,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	$1,206,466

			1,437,740

		Louisiana - 1.8%
	1,155,000	Louisiana State Local Gov’t Environmental Facs & Community DA Rev 6.00%, 11/15/2030	1,206,675
	1,500,000	Louisiana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	1,501,680
	500,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2034	549,645

			3,258,000

		Massachusetts - 0.1%
	200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	238,992

		Michigan - 2.2%
	1,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	1,150,480
		Michigan Finance Auth
	600,000	5.00%, 07/01/2018	622,020
	335,000	5.00%, 07/01/2027	377,739
	335,000	5.00%, 07/01/2028	375,441
	350,000	5.00%, 07/01/2029	394,793
	265,000	Michigan State Building Auth 5.00%, 04/15/2027	316,755
	370,000	State of Michigan 5.00%, 03/15/2027	445,757
	275,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	317,218

			4,000,203

		Minnesota - 0.1%
	240,000	Duluth, MN, ISD, No. 709 4.00%, 02/01/2027	263,561

		Missouri - 0.7%
		Kirkwood, MO, IDA Retirement Community
	500,000	5.25%, 05/15/2042	520,975
	500,000	5.25%, 05/15/2050	517,740
	1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027(3)	250,000

			1,288,715

		Nevada - 0.2%
	390,000	Las Vegas, NV, Special Improvement Dist 5.00%, 06/01/2028	406,735

		New Jersey - 1.4%
		New Jersey State Econ DA
	480,000	4.88%, 09/15/2019	496,089
	1,000,000	5.00%, 09/01/2021	1,058,400
	1,060,000	New Jersey Transportation Trust Fund Auth 5.00%, 06/15/2021	1,099,835

			2,654,324

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		New York - 9.0%
$	1,000,000	City of New York, NY, GO 6.25%, 10/15/2028	$1,075,530
	1,000,000	Metropolitan Transportation Auth, NY, Rev 5.25%, 11/15/2023	1,133,750
	395,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	408,324
	405,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	420,937
		New York State Dormitory Auth Rev
	1,500,000	5.00%, 03/15/2030	1,780,245
	4,500,000	5.00%, 03/15/2031	5,323,190
	2,000,000	5.38%, 03/01/2029	2,158,060
	765,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(1)	830,530
	520,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	538,673
		Newburgh, NY, GO
	610,000	5.00%, 06/15/2017	612,318
	645,000	5.00%, 06/15/2018	667,704
	75,000	Syracuse, NY, IDA 5.00%, 01/01/2029	85,443
		Town of Oyster Bay, NY, GO
	50,000	2.50%, 03/15/2018	49,563
	175,000	3.00%, 08/15/2017	174,759
		Town of Oyster Bay, NY, GO,
	265,000	3.00%, 03/01/2021	272,637
	155,000	4.00%, 11/01/2022	163,638
	445,000	TSASC, Inc., NY 5.00%, 06/01/2026	515,639
	575,000	Ulster County, NY, Capital Resource Corp. Rev 0.00%, 09/15/2044(1)(4)	515,033

			16,725,973

		North Carolina - 0.2%
	275,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027(5)	322,283

		Ohio - 2.6%
		City of Cleveland, OH, Airport System Rev
	355,000	5.00%, 01/01/2022	402,332
	325,000	5.00%, 01/01/2023	374,299
	85,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	104,465
	1,200,000	Cuyahoga, OH, Community College Dist 5.00%, 08/01/2027	1,326,504
	2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,403,760
	250,000	Ohio Air Quality DA Rev 3.13%, 07/01/2033(2)	110,588

			4,721,948

		Oklahoma - 1.3%
	2,310,000	Norman, OK, Regional Hospital Auth Rev 5.25%, 09/01/2019	2,338,390

		Oregon - 0.5%
	2,300,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(6)	827,770

The accompanying notes are an integral part of these financial statements.

114

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Oregon - 0.5% - (continued)
$	130,000	Washington County, OR, School Dist No. 48, GO 0.00%, 06/15/2035(5)(6)	$142,392

			970,162

		Other U.S. Territories - 0.2%
	380,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	396,332

		Pennsylvania - 5.5%
	470,000	Beaver County, PA, IDA Rev 2.70%, 04/01/2035(2)	207,919
	1,000,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2026	1,155,690
	250,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	294,223
		Lancaster County, PA, Hospital Auth
	140,000	5.00%, 07/01/2024	155,344
	115,000	5.00%, 07/01/2025	126,802
	1,000,000	Montgomery County, PA, Higher Education and Health 5.00%, 10/01/2023	1,128,270
		Pennsylvania State Turnpike Commission Rev
	200,000	5.00%, 12/01/2027	234,002
	665,000	6.00%, 06/01/2028	701,362
	750,000	Pennsylvania State, GO 5.00%, 08/15/2023	880,755
	1,000,000	Philadelphia, PA, GO 5.25%, 08/01/2019	1,085,680
		Philadelphia, PA, School Dist GO
	365,000	5.00%, 09/01/2023	406,552
	200,000	5.25%, 09/01/2023	216,650
		Pittsburgh, PA, School Dist GO
	1,570,000	5.00%, 09/01/2021	1,784,556
	750,000	5.00%, 09/01/2023	849,810
	1,000,000	Susquehanna Area, PA, Regional Airport Auth 5.00%, 01/01/2018	1,016,060

			10,243,675

		Rhode Island - 2.3%
	1,410,000	Cranston, RI, GO 5.00%, 07/01/2018	1,472,914
		Rhode Island Health & Educational Bldg Corp.
	1,215,000	5.00%, 05/15/2018	1,257,416
	800,000	5.00%, 05/15/2027	928,320
	530,000	5.00%, 05/15/2028	615,266

			4,273,916

		South Carolina - 0.9%
	1,000,000	South Carolina St Jobs-Econ DA Rev 5.25%, 08/01/2024	1,124,180
	500,000	South Carolina State Public Service Auth 5.00%, 12/01/2034	539,170

			1,663,350

		South Dakota - 0.3%
	415,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	469,149

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Texas - 10.4%
$	595,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2026	$707,693
	2,250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	2,648,610
	1,050,000	Clifton, TX, Higher Education Finance Corp. 4.00%, 08/15/2030	1,142,484
	1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,175,880
	750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2023	830,392
	1,500,000	Grapevine-Colleyville, TX, ISD GO 5.00%, 08/15/2027	1,801,320
	250,000	Harris County - Houston, TX 5.00%, 11/15/2032	276,210
	2,000,000	Houston, TX, Utility System Rev 6.00%, 11/15/2036	2,196,364
	1,580,000	La Joya, TX, ISD GO 5.00%, 02/15/2025	1,858,396
	1,000,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	1,046,150
		North Texas Tollway Auth Rev
	1,000,000	5.00%, 01/01/2030	1,135,410
	370,000	6.00%, 01/01/2025	381,855
	325,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	382,285
		Tarrant County, TX, Cultural Education Facs
	405,000	3.88%, 11/15/2020	405,259
	550,000	5.00%, 10/01/2034	582,060
	1,000,000	6.25%, 11/15/2029	1,078,863
	1,000,000	Texas State Municipal Gas Acquisition & Supply Corp. 5.25%, 12/15/2017	1,024,790
	550,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	612,705

			19,286,726

		Vermont - 0.3%
	600,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(1)(2)	599,658

		Virginia - 0.3%
	500,000	Virginia State Resources Auth Infrastructure 5.00%, 11/01/2024	529,379

		Washington - 3.1%
	2,285,000	FYI Properties, WA, Lease Rev 5.50%, 06/01/2034	2,479,111
		Washington State Health Care Facs Auth Rev
	590,000	5.00%, 01/01/2026	690,660
	1,820,000	5.00%, 03/01/2029	2,072,197
	550,000	Washington State Housing Finance Commission Rev 6.50%, 07/01/2030(1)	541,827

			5,783,795

		Wisconsin - 2.4%
	1,705,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2024	1,947,587
	235,000	Public Finance Auth, WI 3.50%, 11/15/2023(1)	235,456

The accompanying notes are an integral part of these financial statements.

115

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.5% - (continued)
		Wisconsin - 2.4% - (continued)
		Wisconsin State
$	125,000	5.75%, 05/01/2033	$136,220
	865,000	6.00%, 05/01/2036	949,286
	1,000,000	Wisconsin State Health & Educational Facs Auth Rev 5.00%, 11/15/2027	1,147,750

			4,416,299

		Total Municipal Bonds (cost $171,926,477)	$175,459,164

		Total Long-Term Investments (cost $171,926,477)	$175,459,164

SHORT-TERM INVESTMENTS - 4.6%
		Other Investment Pools & Funds - 4.6%
	8,644,987	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$8,644,987

		Total Short-Term Investments (cost $8,644,987)	$8,644,987

Total Investments (cost $180,571,464) ^	99.1%	$184,104,151
Other Assets and Liabilities	0.9%	1,599,487

Total Net Assets	100.0%	$185,703,638

The accompanying notes are an integral part of these financial statements.

116

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types. For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,849,690
Unrealized Depreciation	(2,317,003)

Net Unrealized Appreciation	$3,532,687

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $5,500,486, which represented 3.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $478,311 at April 30, 2017.

(6)	Security is a zero-coupon bond.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.15% Fixed	CPURNSA	USD	3,600,000	01/15/20	$—	$—	$67,082	$67,082
BCLY	1.18% Fixed	CPURNSA	USD	7,550,000	01/15/19	—	—	93,478	93,478
BCLY	1.28% Fixed	CPURNSA	USD	3,700,000	01/15/20	—	—	69,670	69,670
BCLY	1.54% Fixed	CPURNSA	USD	7,000,000	03/03/21	—	—	197,388	197,388
BCLY	1.67% Fixed	CPURNSA	USD	5,750,000	03/08/26	—	—	275,263	275,263
BCLY	2.29% Fixed	CPURNSA	USD	6,592,000	01/15/22	—	—	(43,239)	(43,239)
BNP	1.53% Fixed	CPURNSA	USD	5,425,000	01/15/18	—	—	(92,132)	(92,132)
BNP	1.59% Fixed	CPURNSA	USD	22,263,000	07/15/21	—	—	599,352	599,352
BNP	1.70% Fixed	CPURNSA	USD	4,850,000	01/15/23	—	—	160,151	160,151
BOA	1.63% Fixed	CPURNSA	USD	8,639,000	07/15/21	—	—	222,219	222,219
BOA	2.12% Fixed	CPURNSA	USD	7,429,000	01/15/24	—	—	3,421	3,421
CBK	2.03% Fixed	CPURNSA	USD	1,185,000	06/01/25	—	—	5,430	5,430
CBK	2.26% Fixed	CPURNSA	USD	2,098,000	02/15/42	—	—	(2,912)	(2,912)
CBK	2.34% Fixed	CPURNSA	USD	525,000	04/15/18	—	—	(26,944)	(26,944)
CBK	2.45% Fixed	CPURNSA	USD	950,000	11/07/34	—	—	(55,763)	(55,763)
DEUT	1.23% Fixed	CPURNSA	USD	7,450,000	11/12/19	—	—	123,859	123,859
DEUT	1.48% Fixed	CPURNSA	USD	2,300,000	07/15/23	—	—	77,432	77,432
DEUT	1.54% Fixed	CPURNSA	USD	1,850,000	12/11/24	—	—	70,655	70,655
DEUT	1.56% Fixed	CPURNSA	USD	5,020,000	09/02/20	—	—	80,913	80,913
DEUT	1.69% Fixed	CPURNSA	USD	1,985,000	08/04/25	—	—	78,275	78,275
DEUT	1.70% Fixed	CPURNSA	USD	1,475,000	12/02/24	—	—	56,604	56,604
JPM	1.76% Fixed	CPURNSA	USD	12,288,000	07/15/23	—	—	434,606	434,606
JPM	1.81% Fixed	CPURNSA	USD	5,080,000	11/03/25	—	—	155,059	155,059
JPM	2.33% Fixed	CPURNSA	USD	7,000,000	09/30/21	—	—	(472,899)	(472,899)
JPM	2.75% Fixed	CPURNSA	USD	1,075,000	03/03/21	—	—	(116,324)	(116,324)
MSC	1.44% Fixed	CPURNSA	USD	1,525,000	08/09/23	—	—	59,266	59,266

Total						$—	$—	$2,019,910	$2,019,910

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

117

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
OTC	Over-the-Counter

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
Rev	Revenue
USD	United School District

The accompanying notes are an integral part of these financial statements.

118

The Hartford Municipal Real Return Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$175,459,164	$—	$175,459,164	$—
Short-Term Investments	8,644,987	8,644,987	—	—
Swaps - Interest Rate(2)	2,830,123	—	2,830,123	—

Total	$186,934,274	$8,644,987	$178,289,287	$—

Liabilities
Swaps - Interest Rate(2)	$(810,213)	$—	$(810,213)	$—

Total	$(810,213)	$—	$(810,213)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

119

Hartford Municipal Short Duration Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7%
		Arizona - 1.5%
$	250,000	Arizona State Health Facs Auth Hospital System Rev 5.00%, 02/01/2020	$271,883

		California - 11.6%
	170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(1)	164,441
	250,000	Bay Area Toll Auth Bridge Rev, CA 1.88%, 04/01/2047(2)	252,775
		California County Tobacco Securitization Agency
	100,000	4.00%, 06/01/2017	100,224
	200,000	4.00%, 06/01/2018	205,868
	195,000	5.00%, 06/01/2020	214,769
	250,000	California Health Facs Finance Auth Rev 5.88%, 07/01/2025	276,158
	200,000	Jurupa, CA, Public Financing Auth 4.00%, 09/01/2018	205,690
	80,000	Long Beach Bond Finance Auth, CA 5.25%, 11/15/2018	84,555
	250,000	Orange County, CA, Community Facs Dist 4.00%, 08/15/2021	264,739
	10,000	Palomar Health, CA, Rev 3.00%, 11/01/2017	10,051
	100,000	Riverside County, CA, Infrastructure Financing Auth 4.00%, 11/01/2018	104,515
	75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	83,793
	35,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2018	36,113
	100,000	Tustin, CA, Community Facs Dist 3.00%, 09/01/2019	102,400

			2,106,091

		Colorado - 4.4%
	110,000	Colorado Health Facs Auth Rev 2.00%, 09/01/2017	110,289
	250,000	Denver, CO, Airport System Rev 5.25%, 11/15/2018	265,375
	150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	169,574
		E-470 Public Highway, CO, Auth Rev
	50,000	0.00%, 09/01/2019(1)	48,168
	40,000	1.72%, 09/01/2039(2)	40,160
	150,000	Park Creek, CO, Metropolitan Dist 5.00%, 12/01/2021	165,849

			799,415

		Connecticut - 3.8%
	150,000	City of Bridgeport, CT, GO 4.00%, 08/15/2021	161,868
	150,000	City of New Haven, CT, GO 5.00%, 08/15/2021	166,684
	100,000	Connecticut State Health & Educational Facs Auth 3.25%, 09/01/2021(3)	100,192
	250,000	Town of Hamden, CT, GO 5.00%, 08/15/2019	268,160

			696,904

		District of Columbia - 0.6%
	95,000	Metropolitan Washington, DC, Airports Auth 5.00%, 10/01/2039	103,956

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
		Florida - 3.5%
$	165,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	$183,374
	250,000	Broward County, FL, School Dist GO 5.00%, 07/01/2017	251,685
	200,000	City of Port, St. Lucie, FL 1.75%, 07/01/2022	194,794

			629,853

		Georgia - 1.0%
	70,000	Burke County, GA, DA Rev 2.35%, 10/01/2032(2)	70,652
	100,000	Municipal Electric Auth, GA 5.00%, 11/01/2022	114,027

			184,679

		Guam - 0.9%
	150,000	Antonio B Won Pat International Airport Auth 5.00%, 10/01/2018	156,339

		Illinois - 18.3%
		Chicago, IL, Transit Auth
	100,000	5.00%, 06/01/2019	106,201
	100,000	5.00%, 06/01/2020	108,567
	100,000	5.00%, 12/01/2022	111,023
	95,000	City of Chicago, IL, GO 4.00%, 01/01/2020	94,759
	250,000	City of Chicago, IL, O’Hare International Airport 5.25%, 01/01/2019	265,660
	70,000	City of Chicago, IL, Park Dist GO 3.00%, 01/01/2021	71,873
	160,000	City of Chicago, IL, Wastewater Transmission Rev 0.00%, 01/01/2022(1)	141,069
		City of Chicago, IL, Waterworks Rev
	100,000	5.00%, 11/01/2018	105,275
	20,000	5.00%, 11/01/2020	21,951
		Cook County, IL, GO
	90,000	5.00%, 11/15/2017	91,851
	100,000	5.00%, 11/15/2019	107,812
	125,000	Illinois Housing DA 3.05%, 08/01/2022	131,087
		Illinois State Finance Auth Rev
	90,000	4.50%, 05/15/2020	93,297
	125,000	5.00%, 08/15/2017	126,102
	100,000	5.00%, 11/15/2021	113,404
	150,000	5.00%, 02/15/2022	164,530
	130,000	7.75%, 08/15/2034	149,183
	250,000	Illinois State Toll Highway Auth, Taxable Rev 5.00%, 12/01/2017	255,802
		Illinois State, GO
	180,000	4.00%, 06/15/2020	193,136
	180,000	5.00%, 06/15/2017	180,857
	100,000	5.00%, 02/01/2020	104,850
	120,000	5.00%, 02/01/2022	126,832
	100,000	Kane McHenry Cook & DeKalb Counties, IL, Community School Dist GO 4.00%, 01/01/2020	106,361
		Metropolitan Pier & Exposition Auth, IL
	50,000	0.00%, 12/15/2019(1)	46,889
	50,000	0.00%, 06/15/2021(1)	44,629
	100,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2018	103,782

The accompanying notes are an integral part of these financial statements.

120

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
		Illinois - 18.3% - (continued)
$	50,000	Railsplitter, IL, Tobacco Settlement Auth 5.25%, 06/01/2021	$56,249
	100,000	Southern Illinois Univ 4.00%, 04/01/2018	100,684

			3,323,715

		Louisiana - 2.6%
		City of New Orleans, LA, Sewerage Service Rev
	165,000	5.00%, 06/01/2018	171,692
	110,000	5.00%, 06/01/2021	123,364
	100,000	Louisiana State Public Facs Auth Rev 3.00%, 05/15/2018	101,801
	75,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2019	79,481

			476,338

		Maryland - 0.1%
	20,000	Maryland Econ Development Corp. 4.00%, 06/01/2020	21,442

		Massachusetts - 0.9%
	150,000	Massachusetts State Development Finance Agency Rev 5.00%, 07/01/2022	171,089

		Michigan - 4.8%
		Michigan Finance Auth
	150,000	5.00%, 04/01/2019	159,180
	150,000	5.00%, 07/01/2019	161,187
	150,000	5.00%, 11/15/2022	172,950
	100,000	State of Michigan 5.00%, 03/15/2021	112,938
	250,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2021	255,582

			861,837

		Minnesota - 0.8%
	135,000	City of Rochester, MN, Healthcare & Housing Rev Facs 3.50%, 12/01/2018	137,157

		Missouri - 0.6%
	100,000	Kirkwood, MO, IDA 5.00%, 05/15/2022	108,596

		Nebraska - 1.3%
	120,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	137,374
	100,000	Washington County, NE 2.38%, 09/01/2030(2)	100,975

			238,349

		Nevada - 2.8%
	90,000	Clark County, NV 2.25%, 12/01/2019	90,608
	150,000	Clark County, NV, Department of Aviation 5.00%, 07/01/2017	150,955
	250,000	Clark County, NV, School Dist GO 5.00%, 06/15/2022	256,317

			497,880

		New Jersey - 1.6%
	280,000	New Jersey Educational Facs Auth Rev 5.00%, 09/01/2019	295,464

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
		New York - 3.8%
		New York State Dormitory Auth Rev
$	100,000	4.00%, 12/01/2018(3)	$102,901
	250,000	4.00%, 05/01/2019	263,652
		New York Transportation Development Corp. Rev
	80,000	5.00%, 08/01/2018	82,873
	100,000	5.00%, 01/01/2019	105,804
	25,000	Oyster Bay, NY, Public Improvement, GO 5.00%, 02/15/2019	25,533
	100,000	TSASC, Inc, NY 5.00%, 06/01/2020	109,727

			690,490

		North Dakota - 0.8%
	145,000	North Dakota Housing Finance Agency 3.50%, 07/01/2046	152,140

		Ohio - 0.8%
		City of Cleveland, OH, Airport System Rev
	60,000	5.00%, 01/01/2022	68,000
	60,000	5.00%, 01/01/2023	69,101
	25,000	Ohio Air Quality DA Rev 3.13%, 07/01/2033(2)	11,059

			148,160

		Pennsylvania - 8.2%
	165,000	Allegheny County, PA, Hospital DA 5.38%, 08/15/2029	179,490
	125,000	Beaver County, PA, GO 4.00%, 11/15/2018	130,790
		Beaver County, PA, IDA Rev
	50,000	2.50%, 12/01/2041(2)	37,749
	50,000	2.70%, 04/01/2035(2)	22,119
	250,000	Commonwealth of Pennsylvania, GO 5.00%, 08/15/2019	270,915
	100,000	Lancaster County, PA, Hospital Auth 5.00%, 07/01/2020	107,961
	150,000	Montgomery County, PA, IDA Rev 4.00%, 12/01/2020	159,186
	250,000	Pennsylvania Turnpike Commission Rev 1.88%, 12/01/2021(2)	251,078
	150,000	Philadelphia, IDA 5.00%, 12/01/2022	170,076
		Philadelphia, School Dist GO
	85,000	4.00%, 09/01/2022	87,561
	65,000	5.00%, 09/01/2020	70,285

			1,487,210

		Rhode Island - 2.3%
	150,000	Rhode Island Health & Educational Building Corp. 5.00%, 05/15/2022	169,068
	65,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	66,730
	100,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%, 06/01/2020	109,255
	60,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%, 06/01/2021	66,741

			411,794

		South Dakota - 0.6%
	100,000	South Dakota Health & Educational Facs Auth 5.00%, 11/01/2020	111,655

The accompanying notes are an integral part of these financial statements.

121

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 94.7% - (continued)
		Tennessee - 2.3%
$	150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022	$160,072
	245,000	Tennessee Housing Development Agency Rev 3.50%, 01/01/2047	257,537

			417,609

		Texas - 12.3%
	120,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%, 02/15/2018	122,733
	105,000	City of San Antonio, TX, Airport System 5.00%, 07/01/2022	120,482
	210,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	233,514
	100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2020	108,653
	400,000	Leander, TX, ISD GO 0.00%, 08/15/2017(1)	398,668
		Lower Colorado River, TX, Auth Rev
	120,000	4.00%, 05/15/2020	129,383
	100,000	5.00%, 05/15/2020	110,686
	150,000	New Hope, TX, Cultural Education Facs Finance Corp. 1.70%, 11/01/2019	146,688
	265,000	North Texas Tollway Auth Rev 5.63%, 01/01/2033	273,124
	100,000	Tarrant County, TX, Cultural Education Facs Finance Corp 4.50%, 11/15/2021	100,092
	75,000	Texas State Municipal Gas Acquisition & Supply Corp. 5.25%, 12/15/2017	76,859
	400,000	University of Texas 5.00%, 07/01/2018	418,608

			2,239,490

		Virginia - 0.5%
	90,000	Wise County, VA, IDA Rev 1.88%, 11/01/2040(2)	90,067

		Washington - 1.4%
	55,000	State of Washington, GO 5.00%, 08/01/2019	59,806
	80,000	Washington State Health Care Facs Auth Rev 5.00%, 10/01/2039	85,371
	100,000	Washington State Housing Finance Commission 4.38%, 01/01/2021(3)	100,086

			245,263

		Wisconsin - 0.6%
	100,000	Public Finance Auth, WI 5.00%, 05/15/2020(3)	107,107

		Total Municipal Bonds (cost $17,220,537)	$17,181,972

		Total Long-Term Investments (cost $17,220,537)	$17,181,972

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.3%
	Other Investment Pools & Funds - 4.3%
778,578	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$778,578

	Total Short-Term Investments (cost $778,578)	$778,578

Total Investments (cost $17,999,115) ^	99.0%	$17,960,550
Other Assets and Liabilities	1.0%	181,568

Total Net Assets	100.0%	$18,142,118

The accompanying notes are an integral part of these financial statements.

122

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types. For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$80,319
Unrealized Depreciation	(118,884)

Net Unrealized Depreciation	$(38,565)

(1)	Security is a zero-coupon bond.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $410,286, which represented 2.3% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

The accompanying notes are an integral part of these financial statements.

123

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$17,181,972	$—	$17,181,972	$—
Short-Term Investments	778,578	778,578	—	—

Total	$17,960,550	$778,578	$17,181,972	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

124

The Hartford Quality Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 24.1%
		Asset-Backed - Automobile - 0.8%
$	550,000	AmeriCredit Automobile Receivables Trust 3.41%, 10/08/2020(1)	$552,891
	525,000	Santander Drive Auto Receivables Trust 2.74%, 01/15/2021	531,093

			1,083,984

		Asset-Backed - Credit Card - 1.5%
		Cabela’s Credit Card Master Note Trust
	1,130,000	1.44%, 07/15/2022(2)	1,133,502
	150,000	2.25%, 07/17/2023	150,922
	605,000	2.71%, 02/17/2026(1)	609,021

			1,893,445

		Asset-Backed - Finance & Insurance - 6.7%
		BlueMountain CLO Ltd.
	675,000	2.47%, 11/20/2028(1)(2)	676,215
	605,000	3.66%, 04/13/2027(1)(2)	605,537
	550,000	Bowman Park CLO Ltd. 2.23%, 11/23/2025(1)(2)	550,062
	250,000	Carlyle Global Market Strategies Ltd. 2.46%, 04/17/2025(1)(2)	250,196
	410,000	Cent CLO Ltd. 2.27%, 07/23/2025(1)(2)	410,123
	125,000	HSI Asset Securitization Corp. Trust 1.26%, 02/25/2036(2)	112,692
	761,308	LCM XVII L.P. 2.51%, 10/15/2026(1)(2)	761,844
		Madison Park Funding Ltd.
	785,000	2.42%, 07/20/2026(1)(2)	785,461
	250,000	2.45%, 10/23/2025(1)(2)	250,131
	445,000	Magnetite CLO Ltd. 2.46%, 04/15/2026(1)(2)	445,021
		Nationstar HECM Loan Trust
	138,134	2.24%, 06/25/2026(1)	139,114
	123,118	2.98%, 02/25/2026(1)	123,170
	1,210,000	NRZ Advance Receivables Trust 3.11%, 12/15/2050(1)	1,212,144
	199,248	SoFi Consumer Loan Program LLC 3.05%, 12/26/2025(1)	199,515
	875,000	Springleaf Funding Trust 3.16%, 11/15/2024(1)	884,663
	265,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(1)	264,388
	841,638	Towd Point Mortgage Trust 2.75%, 10/25/2056(1)(2)	840,729

			8,511,005

		Asset-Backed - Home Equity - 2.2%
	196,263	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates 2.27%, 08/25/2033(2)	191,015
	164,039	Argent Securities Inc Asset-Backed Pass-Through Certificates 2.04%, 10/25/2033(2)	154,700
	211,629	Asset Backed Securities Corp. Home Equity Loan Trust 1.50%, 08/25/2034(2)	181,267
	1,246,280	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(1)(2)	1,282,821
	960,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	953,644

			2,763,447

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 24.1% - (continued)
		Commercial Mortgage - Backed Securities - 6.8%
$	265,000	Citigroup Commercial Mortgage Trust 3.15%, 11/15/2049	$265,009
		Commercial Mortgage Trust
	1,150,000	3.35%, 02/10/2048	1,167,027
	618,000	3.63%, 10/10/2048	638,452
	925,000	3.70%, 08/10/2048	963,872
	725,000	3.96%, 03/10/2047	766,656
	925,000	CSAIL Commercial Mortgage Trust 3.81%, 11/15/2048	965,548
		FREMF Mortgage Trust
	610,000	2.97%, 03/25/2045(1)(2)	609,817
	320,000	3.82%, 04/25/2048(1)(2)	318,825
	1,240,000	4.08%, 08/25/2023(1)(2)	1,293,211
	165,000	4.38%, 06/25/2047(1)(2)	171,286
	184,000	4.49%, 12/25/2044(1)(2)	196,087
	200,000	4.69%, 10/25/2030(1)(2)	205,519
	720,752	4.77%, 01/25/2048(1)(2)	771,835
	350,000	Wells Fargo Commercial Mortgage Trust 3.70%, 11/15/2048	364,279

			8,697,423

		Whole Loan Collateral CMO - 6.1%
	162,520	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	162,944
	299,138	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	301,054
		Connecticut Avenue Securities
	373,135	2.44%, 01/25/2029(2)	376,281
	596,760	5.99%, 07/25/2025(2)	662,021
	370,000	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(2)	370,096
	666,040	Fannie Mae Connecticut Avenue Securities 2.14%, 09/25/2029(2)	668,974
	395,415	GSR Mortgage Loan Trust 3.50%, 01/25/2036(2)	367,077
	77,027	IndyMac Index Mortgage Loan Trust 3.43%, 06/25/2036(2)	68,195
		LSTAR Securities Investment Trust
	100,714	2.98%, 08/01/2020(1)(2)	100,513
	285,000	2.99%, 04/01/2022(1)(2)	282,133
	535,342	3.00%, 01/01/2022(1)(2)	535,342
	374,427	3.00%, 02/01/2022(1)(2)	373,490
	128,896	MortgageIT Trust 1.63%, 02/25/2035(2)	124,058
		New Residential Mortgage Loan Trust
	103,312	3.75%, 05/25/2054(1)(2)	105,526
	290,414	3.75%, 11/25/2056(1)(2)	301,207
	170,608	Residential Accredit Loans, Inc. 4.11%, 09/25/2035(2)	143,733
	98,004	Residential Funding Mortgage Securities, Inc. 3.46%, 09/25/2035(2)	95,543
	51,463	Sequoia Mortgage Trust 1.45%, 02/20/2035(2)	50,367
	155,172	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	155,567
	755,089	Thornburg Mortgage Securities Trust 3.07%, 04/25/2045(2)	753,699
		Towd Point Mortgage Trust
	559,993	2.25%, 04/25/2056(1)(2)	556,283
	105,886	2.75%, 04/25/2055(1)(2)	106,330

The accompanying notes are an integral part of these financial statements.

125

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 24.1% - (continued)
		Whole Loan Collateral CMO - 6.1% - (continued)
$	390,420	2.75%, 08/25/2055(1)(2)	$391,654
	126,221	3.00%, 03/25/2054(1)(2)	126,800
	642,000	3.75%, 04/25/2055(1)(2)	656,508

			7,835,395

		Total Asset & Commercial Mortgage Backed Securities (cost $30,676,875)	$30,784,699

U.S. GOVERNMENT AGENCIES - 100.8%
		FHLMC - 35.9%
$	17,699	0.00%, 11/15/2036(3)(4)	$16,743
	7,293,972	0.43%, 01/25/2027(2)(5)	179,899
	2,831,554	0.71%, 01/25/2024(2)(5)	114,700
	695,000	1.71%, 07/25/2041(2)(5)	60,024
	2,250,000	1.81%, 11/25/2040(2)(5)	187,768
	295,871	2.19%, 07/25/2029(2)	297,579
	335,669	2.19%, 08/25/2029(2)	337,707
	670,000	2.29%, 04/25/2029(2)	672,943
	371,431	2.50%, 12/15/2026(5)	25,030
	1,629,809	2.50%, 03/15/2028(5)	133,680
	1,590,000	2.50%, 05/01/2032(6)(7)	1,600,279
	560,250	2.94%, 05/25/2025(2)	571,705
	1,300,000	3.00%, 05/01/2032(6)(7)	1,338,035
	341,478	3.00%, 05/15/2032(5)	29,252
	217,240	3.00%, 03/15/2033(5)	28,213
	1,133,239	3.00%, 01/01/2037	1,152,084
	682,289	3.00%, 06/15/2041	701,309
	1,555,923	3.00%, 07/15/2041	1,594,046
	315,573	3.00%, 01/15/2045	293,631
	1,864,386	3.00%, 11/01/2046	1,865,676
	6,245,725	3.00%, 12/01/2046	6,242,315
	2,500,000	3.00%, 05/01/2047(6)(7)	2,496,485
	995,000	3.12%, 10/25/2031(2)	981,396
	840,000	3.19%, 02/25/2024(2)	864,074
	375,000	3.24%, 11/25/2028(2)	387,461
	437,875	3.50%, 06/15/2026(5)	35,954
	126,130	3.50%, 09/15/2026(5)	13,410
	225,433	3.50%, 03/15/2027(5)	22,751
	1,092,024	3.50%, 03/15/2041(5)	137,563
	383,677	3.50%, 03/01/2047	394,864
	5,025,000	3.50%, 05/01/2047(6)(7)	5,166,917
	2,700,000	3.50%, 06/01/2047(6)(7)	2,770,348
	369,670	4.00%, 08/15/2026(5)	35,307
	537,980	4.00%, 07/15/2027(5)	59,487
	635,446	4.00%, 03/15/2028(5)	68,498
	224,786	4.00%, 06/15/2028(5)	25,637
	441,216	4.00%, 06/15/2041	467,874
	571,000	4.00%, 08/15/2043	618,481
	409,293	4.00%, 07/01/2044	431,208
	1,573,892	4.00%, 05/01/2046(8)	1,658,164
	2,388,036	4.00%, 01/01/2047(7)	2,534,152
	143,653	4.50%, 02/01/2039	154,676
	1,394,779	4.50%, 07/01/2042	1,504,272
	238,902	4.50%, 09/01/2044	257,079
	3,060,000	4.50%, 05/01/2047(6)(7)	3,290,211
	1,200,000	4.50%, 06/01/2047(6)(7)	1,287,654
	310,609	5.00%, 09/15/2033(5)	67,229
	570,292	5.00%, 05/01/2039	626,296

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 100.8% - (continued)
		FHLMC - 35.9% - (continued)
$	898,312	5.00%, 08/01/2039	$981,842
	331,729	5.00%, 07/01/2041	363,386
	100,000	5.00%, 05/01/2047(6)(7)	109,246
	66,655	5.50%, 08/15/2033	72,929
	448,278	5.50%, 04/01/2038	497,211

			45,824,680

		FNMA - 40.8%
	142,268	0.00%, 06/25/2036(3)(4)	126,348
	253,611	1.83%, 04/25/2055(2)(5)	13,319
	335,000	2.00%, 02/25/2043	285,450
	571,191	2.01%, 06/25/2055(2)(5)	32,957
	1,001,059	2.02%, 08/25/2044(2)(5)	55,897
	58,559	2.50%, 06/25/2028(5)	4,918
	30,765	2.50%, 02/01/2030	31,056
	32,318	2.50%, 07/01/2030	32,624
	580,862	2.50%, 12/01/2031	584,669
	6,005,000	2.50%, 05/01/2032(6)(7)	6,039,482
	420,000	2.50%, 03/25/2043	368,935
	1,891,342	2.54%, 07/01/2026	1,849,021
	100,000	2.68%, 05/01/2025	100,124
	459,842	2.71%, 12/01/2027	453,233
	1,140,000	2.87%, 02/01/2032	1,101,807
	950,000	2.95%, 10/01/2025	966,212
	348,532	2.95%, 01/01/2028	349,198
	975,000	2.99%, 11/01/2025	988,514
	188,814	3.00%, 09/25/2027(5)	17,315
	157,599	3.00%, 04/25/2028(5)	14,705
	6,450,000	3.00%, 05/01/2032(6)(7)	6,634,934
	1,150,434	3.00%, 03/01/2037	1,169,136
	253,000	3.00%, 05/01/2047(6)(7)	252,703
	349,645	3.02%, 03/01/2027	354,720
	1,345,068	3.10%, 01/01/2027	1,373,955
	1,650,317	3.11%, 04/01/2027	1,680,974
	705,000	3.15%, 04/01/2027	721,477
	530,000	3.16%, 04/01/2027	542,440
	670,000	3.23%, 04/01/2027	689,496
	14,775	3.34%, 04/01/2024	15,530
	1,340,000	3.38%, 12/01/2029	1,374,786
	4,829	3.47%, 01/01/2024	5,106
	2,148,305	3.50%, 11/01/2026	2,247,440
	370,965	3.50%, 10/25/2027(5)	43,511
	89,993	3.50%, 05/25/2030(5)	12,001
	110,872	3.50%, 08/25/2030(5)	13,575
	208,946	3.50%, 09/25/2035(5)	31,940
	473,267	3.50%, 10/01/2044	489,147
	514,692	3.50%, 02/01/2045	529,717
	953,600	3.50%, 01/01/2046	981,438
	468,306	3.50%, 02/01/2046	481,977
	979,207	3.50%, 09/01/2046	1,007,792
	409,586	3.50%, 10/01/2046	421,543
	294,297	3.50%, 11/01/2046	304,266
	3,500,000	3.50%, 05/01/2047(6)(7)	3,598,848
	1,800,000	3.50%, 06/01/2047(6)(7)	1,847,039
	245,716	3.54%, 02/01/2024	260,936
	1,247,848	3.57%, 10/01/2029	1,311,302
	5,000	3.76%, 03/01/2024	5,349
	5,000	3.86%, 12/01/2025	5,373
	14,229	3.87%, 10/01/2025	15,364
	14,560	3.89%, 05/01/2030	15,393
	335,861	3.96%, 05/01/2034	356,092

The accompanying notes are an integral part of these financial statements.

126

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 100.8% - (continued)
		FNMA - 40.8% - (continued)
$	158,000	3.97%, 05/01/2029	$170,996
	700,000	4.00%, 05/01/2032(6)(7)	725,421
	773,412	4.00%, 12/01/2040	817,361
	187,545	4.00%, 03/01/2041	198,198
	55,660	4.00%, 03/25/2042(5)	7,799
	29,552	4.00%, 08/01/2044	31,145
	263,258	4.00%, 10/01/2044	277,454
	512,201	4.00%, 11/01/2044	539,820
	514,513	4.00%, 05/01/2045	542,257
	296,358	4.00%, 07/01/2045	314,701
	516,653	4.00%, 12/01/2045	544,512
	506,311	4.00%, 02/01/2046	533,613
	1,250,201	4.00%, 05/01/2046	1,319,619
	267,688	4.00%, 05/01/2046(8)	282,122
	257,936	4.00%, 06/01/2046	271,844
	290,084	4.00%, 04/01/2047	308,313
	1,800,000	4.00%, 05/01/2047(6)(7)	1,895,625
	9,259	4.06%, 10/01/2028	10,147
	490,573	4.06%, 03/01/2030	531,090
	106,412	4.50%, 07/25/2027(5)	11,085
	137,961	4.50%, 08/01/2041	149,659
	40,252	4.50%, 09/01/2041	43,439
	62,335	5.46%, 05/25/2042(2)(5)	7,047
	325,000	5.50%, 05/01/2047(6)(7)	361,160

			52,105,511

		GNMA - 23.0%
	548,176	2.14%, 04/20/2040	466,469
	259,823	3.00%, 09/20/2028(5)	24,460
	79,721	3.00%, 08/15/2045	80,821
	192,093	3.00%, 11/20/2045	194,900
	397,598	3.00%, 09/20/2046	403,407
	12,856,115	3.00%, 12/20/2046	13,043,956
	129,691	3.50%, 02/16/2027(5)	12,413
	308,438	3.50%, 03/20/2027(5)	31,020
	359,800	3.50%, 02/20/2041(5)	52,418
	608,364	3.50%, 04/20/2042(5)	87,621
	518,665	3.50%, 07/20/2043(5)	76,314
	1,696,391	3.50%, 03/20/2047	1,765,477
	1,200,000	3.50%, 04/20/2047	1,248,870
	1,971,143	4.00%, 04/16/2026(5)	198,808
	98,398	4.00%, 12/16/2026(5)	10,723
	1,177,326	4.00%, 05/20/2029(5)	120,528
	206,541	4.00%, 02/15/2041	220,916
	48,872	4.00%, 05/16/2042(5)	7,872
	70,688	4.00%, 01/20/2044(5)	13,902
	1,170,974	4.00%, 04/20/2047	1,239,836
	125,000	4.00%, 05/01/2047(6)(7)	132,178
	100,000	4.00%, 06/01/2047(6)(7)	105,541
	510,308	4.50%, 06/20/2039	545,216
	262,988	4.50%, 09/16/2040	293,313
	76,351	4.50%, 09/20/2041	82,385
	44,318	4.50%, 05/20/2044	47,323
	94,812	4.50%, 06/20/2044	101,241
	80,256	4.50%, 10/20/2044	85,697
	259,353	4.50%, 04/20/2045(5)	59,931
	50,575	4.50%, 01/20/2046	54,004
	5,635,000	4.50%, 05/01/2047(6)(7)	6,012,721
	205,092	5.00%, 05/20/2034	229,074
	59,862	5.00%, 07/15/2039	67,029
	499,714	5.00%, 05/20/2040(5)	98,670

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 100.8% - (continued)
		GNMA - 23.0% - (continued)
$	672,647	5.00%, 04/20/2041	$825,016
	47,978	5.00%, 06/15/2041	53,030
	243,721	5.00%, 10/16/2041(5)	39,473
	46,375	5.00%, 03/15/2044	51,163
	573,377	5.50%, 05/20/2038	654,379
	443,079	5.50%, 03/20/2039(5)	99,492
	553,751	5.50%, 02/16/2047(5)	122,968
	32,239	6.00%, 01/15/2039	36,551
	217,424	6.00%, 09/15/2040	246,504

			29,343,630

		SLM Student Loan Trust - 1.1%
	523,535	1.71%, 04/27/2026(1)(2)	525,135
	909,525	2.66%, 04/25/2023(2)	928,158

			1,453,293

		Total U.S. Government Agencies (cost $128,501,450)	$128,727,114

U.S. GOVERNMENT SECURITIES - 5.1%
		Other Direct Federal Obligations - 0.6%
		FHLB - 0.6%
$	700,000	Tennessee Valley Authority 4.25%, 09/15/2065	$756,740

		U.S. Treasury Securities - 4.5%
		U.S. Treasury Notes - 4.5%
	5,698,404	0.13%, 01/15/2023(9)	5,711,094

			5,711,094

		Total U.S. Government Securities (cost $6,536,658)	$6,467,834

		Total Long-Term Investments (cost $165,714,983)	$165,979,647

SHORT-TERM INVESTMENTS - 1.2%
		Other Investment Pools & Funds - 1.2%
	1,572,161	Fidelity Institutional Government Fund, Institutional Class	$1,572,161

		Total Short-Term Investments (cost $1,572,161)	$1,572,161

Total Investments (cost $167,287,144) ^	131.2%	$167,551,808
Other Assets and Liabilities	(31.2)%	(39,823,368)

Total Net Assets	100.0%	$127,728,440

The accompanying notes are an integral part of these financial statements.

127

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$936,234
Unrealized Depreciation	(671,570)

Net Unrealized Appreciation	$264,664

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $20,413,852, which represented 16.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Securities disclosed are principal-only strips.

(4)	Security is a zero-coupon bond.

(5)	Securities disclosed are interest-only strips.

(6)	Represents or includes a TBA transaction.

(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $48,118,665 at April 30, 2017.

(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	64	06/21/2017	$8,041,478	$8,046,000	$4,522
U.S. Treasury 2-Year Note Future	13	06/30/2017	2,811,680	2,815,922	4,242
U.S. Treasury Long Bond Future	17	06/21/2017	2,551,338	2,600,469	49,131
U.S. Ultra Bond Future	40	06/21/2017	6,392,557	6,517,500	124,943

Total					$182,838

Short position contracts:
U.S. 10-Year Ultra Future	39	06/21/2017	$5,194,338	$5,282,672	$(88,334)
U.S. Treasury 5-Year Note Future	62	06/30/2017	7,249,802	$7,341,188	(91,386)

Total					$(179,720)

Total futures contracts					$3,118

TBA Sale Commitments Outstanding at April 30, 2017
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$5,000,000	05/01/2047	$(4,992,969)	$(24,610)
FNMA, 3.00%	600,000	05/01/2047	(599,297)	(1,641)
FNMA, 3.50%	4,490,000	05/01/2032	(4,692,348)	(3,684)
FNMA, 4.00%	4,565,000	05/01/2047	(4,807,516)	(21,398)
FNMA, 4.50%	4,860,000	05/01/2047	(5,228,297)	(2,020)

The accompanying notes are an integral part of these financial statements.

128

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2017 - (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 5.00%	$1,600,000	05/01/2047	$(1,752,487)	$(2,987)
GNMA, 3.00%	9,100,000	05/01/2047	(9,222,281)	31,281
GNMA, 3.50%	9,025,000	05/01/2047	(9,379,654)	(4,960)

Total (proceeds $40,644,830)			$(40,674,849)	$(30,019)

At April 30, 2017, the aggregate market value of TBA Sale Commitments represents (31.8)% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
JPY	Sell	05/01/17	CBK	$6,147,126	$6,100,249	$46,877

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

129

The Hartford Quality Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$30,784,699	$—	$30,784,699	$—
U.S. Government Agencies	128,727,114	—	128,727,114	—
U.S. Government Securities	6,467,834	—	6,467,834	—
Short-Term Investments	1,572,161	1,572,161	—	—
Foreign Currency Contracts(2)	46,877	—	46,877	—
Futures Contracts(2)	182,838	182,838	—	—

Total	$167,781,523	$1,754,999	$166,026,524	$—

Liabilities
Futures Contracts(2)	$(179,720)	$(179,720)	$—	$—
TBA Sale Commitments	(40,674,849)	—	(40,674,849)	—

Total	$(40,854,569)	$(179,720)	$(40,674,849)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

130

The Hartford Short Duration Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 13.6%
		Asset-Backed - Automobile - 0.5%
$	380,000	AmeriCredit Automobile Receivables Trust 1.81%, 10/08/2020	$380,797
		GM Financial Automobile Leasing Trust
	1,055,000	1.97%, 05/20/2020	1,049,673
	1,905,000	2.14%, 06/20/2019	1,910,958
	212,942	Prestige Auto Receivables Trust 1.52%, 04/15/2020(1)	212,929
	655,000	Westlake Automobile Receivables Trust 2.30%, 11/15/2019(1)	656,466

			4,210,823

		Asset-Backed - Credit Card - 0.4%
	2,480,000	Golden Credit Card Trust 1.60%, 09/15/2021(1)	2,466,139
	1,645,000	Synchrony Credit Card Master Note Trust 2.04%, 03/15/2022	1,653,149

			4,119,288

		Asset-Backed - Finance & Insurance - 7.8%
	3,000,000	American Tower Trust 1.55%, 03/15/2043(1)	2,993,739
		Apidos CLO
	2,250,000	2.26%, 04/15/2025(1)(2)	2,252,342
	3,110,000	2.47%, 04/17/2026(1)(2)	3,110,034
	1,578,120	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(1)(2)	1,630,806
		Carlyle Global Market Strategies Ltd.
	870,000	2.31%, 04/18/2025(1)(2)	870,112
	2,500,000	2.96%, 04/17/2025(1)(2)	2,502,827
	2,640,000	Cent CLO Ltd. 2.26%, 01/25/2026(1)(2)	2,638,680
		CIFC Funding Ltd.
	2,125,000	2.31%, 04/16/2025(1)(2)	2,127,304
	3,470,000	2.79%, 01/29/2025(1)(2)	3,470,031
	1,685,600	DB Master Finance LLC 3.26%, 02/20/2045(1)	1,694,121
	1,990,000	Dryden Senior Loan Fund 2.21%, 04/18/2026(1)(2)	1,988,997
	58,395	Hasco NIM Cayman Co. 6.25%, 12/26/2035*(1)(3)(4)	—
	3,250,000	Limerock CLO Ltd. 2.46%, 04/18/2026(1)(2)	3,251,716
	180,481	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046*(1)(3)(4)	—
	4,680,000	Magnetite CLO Ltd. 3.11%, 07/25/2026(1)(2)	4,691,185
	2,670,000	MMAF Equipment Finance LLC 1.59%, 02/08/2022(1)	2,660,414
		Nationstar HECM Loan Trust
	315,578	2.01%, 08/25/2026(1)	314,904
	601,004	2.24%, 06/25/2026(1)	605,268
	343,882	2.98%, 02/25/2026(1)	344,026
		NRZ Advance Receivables Trust
	4,205,000	3.11%, 12/15/2050(1)	4,212,451
	2,185,000	3.21%, 02/15/2051(1)	2,204,447
	2,500,000	Octagon Investment Partners Ltd. 2.28%, 07/17/2025(1)(2)	2,500,875
	1,540,000	Ocwen Master Advance Receivables Trust 3.21%, 11/15/2047(1)	1,539,046
	2,500,000	Race Point CLO Ltd. 2.48%, 05/24/2023(1)(2)	2,498,315

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 13.6% - (continued)
		Asset-Backed - Finance & Insurance - 7.8% - (continued)
$	2,060,000	SBA Tower Trust 2.90%, 10/15/2044(1)	$2,071,945
	1,034,125	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	1,041,364
	3,840,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	3,828,046
	4,035,000	Symphony CLO L.P. 2.91%, 01/09/2023(1)(2)	4,034,165
	4,328,423	Towd Point Mortgage Trust 2.75%, 10/25/2056(1)(2)	4,323,748
	2,500,000	Verizon Owner Trust 1.42%, 01/20/2021(1)	2,487,997
	1,910,000	Vibrant CLO Ltd. 2.64%, 04/20/2026(1)(2)	1,910,949

			69,799,854

		Asset-Backed - Home Equity - 1.0%
	762,483	Accredited Mortgage Loan Trust 1.67%, 01/25/2035(2)	752,207
	202,480	Aegis Asset Backed Securities Trust Mortgage Pass- Through Certificates 2.09%, 09/25/2034(2)	202,369
	1,395,474	Morgan Stanley Capital I Trust 1.75%, 01/25/2035(2)	1,377,733
	2,157,023	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(1)(2)	2,220,267
	4,000,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,973,516
	107,852	Renaissance Home Equity Loan Trust 9.79%, 04/25/2037*(1)(2)	1
	443,844	Residential Asset Securities Corp. 5.21%, 07/25/2034(2)	456,680

			8,982,773

		Commercial Mortgage - Backed Securities - 1.3%
	744,732	CD Mortgage Trust 5.89%, 11/15/2044(2)	746,938
	512,904	COMM Mortgage Trust 1.28%, 08/10/2046	511,750
	945,845	DBUBS Mortgage Trust 0.93%, 11/10/2046(1)(2)(5)	19,001
		FREMF Mortgage Trust
	5,065,400	3.07%, 10/25/2047(1)(2)	5,028,790
	885,000	3.95%, 06/25/2047(1)(2)	907,886
	2,370,000	4.30%, 09/25/2044(1)(2)	2,419,682
	105,866	GS Mortgage Securities Trust 1.21%, 07/10/2046	105,816
		JP Morgan Chase Commercial Mortgage Securities Trust
	72,043	1.30%, 01/15/2046	72,002
	1,684,230	3.91%, 05/05/2030(1)	1,761,550
	583,937	Morgan Stanley Re-Remic Trust 1.00%, 03/27/2051(1)	581,712
	25,664	WF-RBS Commercial Mortgage Trust 0.67%, 11/15/2045	25,648

			12,180,775

		Whole Loan Collateral CMO - 2.6%
	664,009	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	665,742
	988,497	COLT Mortgage Loan Trust 2.80%, 12/26/2046(1)(2)	989,183

The accompanying notes are an integral part of these financial statements.

131

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 13.6% - (continued)
		Whole Loan Collateral CMO - 2.6% - (continued)
		Connecticut Avenue Securities
$	378,856	1.94%, 05/25/2024(2)	$379,647
	705,423	2.19%, 07/25/2024(2)	707,229
	1,280,000	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(2)	1,280,331
	1,168,056	Fannie Mae Connecticut Avenue Securities 2.14%, 09/25/2029(2)	1,173,201
	735,000	LSTAR Securities Investment Trust 2.99%, 04/01/2022(1)(2)	727,607
	2,500,000	Mortgage Repurchase Agreement Financing Trust 2.16%, 06/10/2019(1)(2)	2,500,688
		New Residential Mortgage Loan Trust
	1,028,353	3.25%, 09/25/2056(1)(2)	1,048,945
	1,001,304	3.75%, 11/26/2035(1)(2)	1,040,534
	772,034	3.75%, 03/25/2056(1)(2)	789,400
	1,093,684	3.75%, 11/25/2056(1)(2)	1,134,332
	2,155,000	4.00%, 03/25/2057(1)(2)	2,240,995
		Towd Point Mortgage Trust
	1,889,473	2.25%, 04/25/2056(1)(2)	1,876,954
	3,110,705	2.25%, 07/25/2056(1)(2)	3,085,172
	759,923	2.75%, 02/25/2055(1)(2)	763,025
	1,792,758	2.75%, 04/25/2055(1)(2)	1,799,560
	769,372	2.75%, 05/25/2055(1)(2)	772,497

			22,975,042

		Total Asset & Commercial Mortgage Backed Securities (cost $122,617,272)	$122,268,555

CORPORATE BONDS - 58.4%
		Aerospace/Defense - 0.0%
$	365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	$369,677

		Agriculture - 0.3%
	2,000,000	Imperial Brands Finance plc 2.05%, 02/11/2018(1)	2,003,184
	644,000	Reynolds American, Inc. 3.25%, 06/12/2020	663,639

			2,666,823

		Auto Manufacturers - 3.3%
	2,500,000	American Honda Finance Corp. 1.70%, 09/09/2021	2,437,538
		Daimler Finance NA LLC
	2,000,000	2.00%, 07/06/2021(1)	1,960,204
	2,500,000	2.25%, 09/03/2019(1)	2,509,088
		Ford Motor Credit Co. LLC
	3,500,000	2.02%, 05/03/2019	3,490,595
	2,000,000	2.46%, 03/27/2020	1,996,490
		General Motors Financial Co., Inc.
	2,500,000	3.20%, 07/13/2020	2,545,792
	2,500,000	3.20%, 07/06/2021	2,522,140
		Harley-Davidson Financial Services, Inc.
	840,000	2.40%, 09/15/2019(1)	845,199
	2,500,000	2.85%, 01/15/2021(1)	2,527,042
		Hyundai Capital America
	2,000,000	2.00%, 07/01/2019(1)	1,983,078
	2,490,000	2.60%, 03/19/2020(1)	2,490,764

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Auto Manufacturers - 3.3% - (continued)
		Nissan Motor Acceptance Corp.
$	2,500,000	2.35%, 03/04/2019(1)	$2,515,563
	1,250,000	2.55%, 03/08/2021(1)	1,255,355
	750,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	752,242

			29,831,090

		Auto Parts & Equipment - 0.1%
	500,000	Delphi Automotive plc 3.15%, 11/19/2020	510,362

		Beverages - 0.5%
	4,000,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	4,049,104
	625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	613,441

			4,662,545

		Biotechnology - 0.5%
	1,500,000	Amgen, Inc. 2.13%, 05/01/2020	1,500,862
	1,055,000	Biogen, Inc. 2.90%, 09/15/2020	1,076,573
	2,000,000	Celgene Corp. 2.88%, 08/15/2020	2,039,612

			4,617,047

		Chemicals - 0.5%
	4,500,000	Air Liquide Finance S.A. 1.75%, 09/27/2021(1)	4,377,492

		Commercial Banks - 22.9%
		ABN Amro Bank N.V.
	1,500,000	1.80%, 09/20/2019(1)	1,486,920
	1,000,000	2.45%, 06/04/2020(1)	1,005,193
	1,200,000	Banco Santander S.A. 3.50%, 04/11/2022	1,212,281
		Bank of America Corp.
	3,020,000	2.15%, 11/09/2020	2,999,256
	3,500,000	2.50%, 10/21/2022	3,434,280
	2,000,000	2.63%, 10/19/2020	2,012,874
	2,000,000	2.63%, 04/19/2021	2,002,044
	1,500,000	Bank of Montreal 2.38%, 01/25/2019	1,513,691
		Bank of New York Mellon Corp.
	1,395,000	2.22%, 10/30/2023(2)	1,423,747
	1,500,000	2.30%, 09/11/2019	1,514,261
		Bank of Nova Scotia
	2,000,000	1.65%, 06/14/2019	1,990,942
	1,000,000	2.70%, 03/07/2022	1,007,877
	3,250,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 2.35%, 09/08/2019(1)	3,256,441
	3,000,000	Banque Federative du Credit Mutuel S.A. 2.00%, 04/12/2019(1)	2,987,952
		Barclays plc
	2,500,000	2.75%, 11/08/2019	2,524,090
	1,850,000	2.88%, 06/08/2020	1,869,658
	2,625,000	3.25%, 01/12/2021	2,664,480
		BB&T Corp.
	1,750,000	2.05%, 05/10/2021	1,733,826
	1,750,000	2.75%, 04/01/2022	1,772,914

The accompanying notes are an integral part of these financial statements.

132

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Commercial Banks - 22.9% - (continued)
		BNP Paribas S.A.
$	1,500,000	2.38%, 05/21/2020	$1,503,740
	2,000,000	2.70%, 08/20/2018	2,019,990
		BPCE S.A.
	1,390,000	2.50%, 12/10/2018	1,399,584
	1,650,000	2.50%, 07/15/2019	1,659,286
	2,500,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	2,479,372
	1,250,000	Capital One Financial Corp. 3.05%, 03/09/2022	1,253,408
		CIT Group, Inc.
	2,500,000	4.25%, 08/15/2017	2,516,875
	1,250,000	5.00%, 05/15/2017	1,251,500
	1,250,000	5.25%, 03/15/2018	1,289,750
		Citigroup, Inc.
	2,000,000	2.40%, 02/18/2020	2,010,374
	965,000	2.50%, 07/29/2019	973,794
	4,500,000	2.90%, 12/08/2021	4,524,628
	770,000	Citizens Bank NA 2.55%, 05/13/2021	770,188
	665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	659,843
	1,555,000	Compass Bank 2.75%, 09/29/2019	1,562,553
		Cooperatieve Rabobank UA
	1,650,000	2.50%, 01/19/2021	1,660,002
	1,500,000	2.75%, 01/10/2022	1,518,533
	1,800,000	Credit Agricole S.A. 2.75%, 06/10/2020(1)	1,815,671
	2,001,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	2,025,056
	2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021	2,040,910
		Danske Bank A/S
	1,120,000	2.00%, 09/08/2021(1)	1,098,347
	1,250,000	2.70%, 03/02/2022(1)	1,257,191
	1,250,000	2.80%, 03/10/2021(1)	1,266,095
	2,000,000	Deutsche Bank AG 1.88%, 02/13/2018	1,996,588
	2,600,000	Discover Bank 3.10%, 06/04/2020	2,656,285
	2,150,000	DNB Bank ASA 2.38%, 06/02/2021(1)	2,143,999
		Fifth Third Bancorp
	1,100,000	2.25%, 06/14/2021	1,095,371
	4,250,000	2.38%, 04/25/2019	4,285,041
		Goldman Sachs Group, Inc.
	1,225,000	2.35%, 11/15/2021	1,207,294
	2,000,000	2.60%, 12/27/2020	2,007,376
	660,000	2.63%, 04/25/2021	660,597
	545,000	2.75%, 09/15/2020	550,569
	1,005,000	2.88%, 02/25/2021	1,016,697
	4,000,000	3.00%, 04/26/2022	4,031,808
		HSBC Holdings plc
	1,800,000	2.95%, 05/25/2021	1,819,404
	2,135,000	3.26%, 03/13/2023(2)	2,160,402
	1,150,000	3.40%, 03/08/2021	1,181,231
	1,550,000	HSBC USA, Inc. 2.35%, 03/05/2020	1,555,943

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Commercial Banks - 22.9% - (continued)
		Huntington Bancshares, Inc.
$	2,000,000	2.30%, 01/14/2022	$1,962,622
	1,700,000	3.15%, 03/14/2021	1,737,160
	1,785,000	Huntington National Bank 2.20%, 04/01/2019	1,791,546
	1,250,000	Huntington National Bank (The) 2.38%, 03/10/2020	1,258,471
	2,395,000	ING Bank N.V. 2.50%, 10/01/2019(1)	2,412,038
	705,000	ING Groep N.V. 3.15%, 03/29/2022	715,682
		JP Morgan Chase & Co.
	4,000,000	2.30%, 08/15/2021	3,974,360
	1,800,000	2.38%, 10/24/2023(2)	1,831,142
	3,000,000	2.40%, 06/07/2021	2,993,997
	3,000,000	2.55%, 03/01/2021	3,014,217
	1,500,000	2.75%, 06/23/2020	1,523,723
		KeyBank NA
	1,000,000	1.60%, 08/22/2019	991,405
	2,000,000	2.50%, 12/15/2019	2,023,642
	905,000	2.50%, 11/22/2021	904,195
		Manufacturers & Traders Trust Co.
	1,045,000	2.21%, 12/28/2020(2)	1,045,000
	2,500,000	2.25%, 07/25/2019	2,518,827
	1,500,000	Mizuho Financial Group, Inc. 2.63%, 04/12/2021(1)	1,497,930
		Morgan Stanley
	1,290,000	2.20%, 12/07/2018	1,296,100
	920,000	2.50%, 04/21/2021	916,886
	2,000,000	2.55%, 10/24/2023(2)	2,031,348
	1,500,000	2.65%, 01/27/2020	1,519,701
	1,750,000	5.63%, 09/23/2019	1,889,739
	1,500,000	6.63%, 04/01/2018	1,565,937
	1,000,000	National Australia Bank Ltd. 1.88%, 07/12/2021	977,680
	1,750,000	National Bank of Canada 2.10%, 12/14/2018	1,757,959
	2,000,000	Nordea Bank AB 1.63%, 09/30/2019(1)	1,976,352
		PNC Bank NA
	1,750,000	2.25%, 07/02/2019	1,762,302
	1,500,000	2.45%, 11/05/2020	1,511,331
	2,250,000	Regions Financial Corp. 3.20%, 02/08/2021	2,299,855
		Royal Bank of Canada
	2,000,000	1.63%, 04/15/2019	1,990,860
	1,250,000	2.00%, 12/10/2018	1,254,745
	1,500,000	2.50%, 01/19/2021	1,514,831
		Santander Holdings USA, Inc.
	1,115,000	2.65%, 04/17/2020	1,112,241
	1,000,000	2.70%, 05/24/2019	1,003,639
	2,250,000	3.70%, 03/28/2022(1)	2,263,936
	2,250,000	Santander UK plc 2.38%, 03/16/2020	2,262,933
		Skandinaviska Enskilda Banken AB
	1,400,000	2.63%, 11/17/2020(1)	1,412,228
	1,500,000	2.80%, 03/11/2022	1,513,776
		Societe Generale S.A.
	1,200,000	2.63%, 10/01/2018	1,211,075
	1,800,000	3.25%, 01/12/2022(1)	1,801,307

The accompanying notes are an integral part of these financial statements.

133

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Commercial Banks - 22.9% - (continued)
$	3,000,000	Standard Chartered plc 2.40%, 09/08/2019(1)	$2,998,590
	2,200,000	Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020	2,222,801
		SunTrust Banks, Inc.
	1,750,000	2.50%, 05/01/2019	1,768,791
	895,000	2.90%, 03/03/2021	908,032
		Svenska Handelsbanken AB
	1,010,000	1.88%, 09/07/2021	986,094
	2,000,000	2.25%, 06/17/2019	2,012,066
	1,500,000	2.45%, 03/30/2021	1,501,196
		Toronto-Dominion Bank
	1,500,000	2.13%, 04/07/2021	1,493,045
	2,000,000	2.50%, 12/14/2020	2,024,286
		UBS Group Funding Jersey Ltd.
	1,000,000	2.95%, 09/24/2020(1)	1,011,118
	1,750,000	3.00%, 04/15/2021(1)	1,761,965
	3,250,000	UniCredit S.p.A. 3.75%, 04/12/2022(1)	3,250,702
		Wells Fargo & Co.
	2,000,000	2.10%, 07/26/2021	1,971,950
	1,875,000	2.15%, 01/30/2020	1,880,944
	3,000,000	2.40%, 10/31/2023(2)	3,048,813
	2,500,000	2.50%, 03/04/2021	2,507,217

			205,728,350

		Commercial Services - 0.6%
	1,870,000	ERAC USA Finance LLC 2.35%, 10/15/2019(1)	1,871,485
		Total System Services, Inc.
	2,075,000	2.38%, 06/01/2018	2,082,719
	1,500,000	3.80%, 04/01/2021	1,561,924

			5,516,128

		Construction Materials - 0.2%
	2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	2,027,320

		Diversified Financial Services - 3.7%
		Air Lease Corp.
	2,705,000	2.13%, 01/15/2018	2,710,572
	2,500,000	2.13%, 01/15/2020	2,484,162
	3,000,000	Ally Financial, Inc. 3.25%, 11/05/2018	3,030,000
	2,500,000	Capital One Bank USA NA 2.30%, 06/05/2019	2,503,787
	1,150,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	1,135,039
	3,130,000	GE Capital International Funding Co. 2.34%, 11/15/2020	3,150,508
	2,025,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	2,033,163
	2,500,000	Macquarie Group Ltd. 3.00%, 12/03/2018(1)	2,534,835
	1,700,000	National Rural Utilities Cooperative Finance Corp. 1.65%, 02/08/2019	1,696,886
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	2,000,000	6.50%, 08/01/2018	2,020,000
	1,250,000	6.50%, 07/01/2021	1,268,750

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Diversified Financial Services - 3.7% - (continued)
$	1,680,000	Navient Corp. 6.50%, 06/15/2022	$1,736,700
	2,365,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	2,343,781
	1,350,000	Societe Generale S.A. 2.50%, 04/08/2021(1)	1,343,538
		Synchrony Financial
	610,000	2.70%, 02/03/2020	613,900
	2,255,000	3.00%, 08/15/2019	2,288,660

			32,894,281

		Electric - 1.7%
	1,000,000	Ameren Illinois Co. 9.75%, 11/15/2018	1,118,529
	1,200,000	Commonwealth Edison Co. 6.95%, 07/15/2018	1,267,546
		Dominion Resources, Inc.
	2,500,000	2.50%, 12/01/2019	2,525,112
	490,000	2.96%, 07/01/2019(6)	496,791
	395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	395,271
	1,055,000	Eversource Energy 2.50%, 03/15/2021	1,052,384
	805,000	Exelon Corp. 2.85%, 06/15/2020	819,107
	2,285,000	Fortis, Inc. 2.10%, 10/04/2021(1)	2,224,036
	580,000	Great Plains Energy, Inc. 3.15%, 04/01/2022	587,036
		NextEra Energy Capital Holdings, Inc.
	325,000	1.65%, 09/01/2018	324,045
	1,520,000	2.30%, 04/01/2019	1,530,424
	3,000,000	Southern Co. 2.35%, 07/01/2021	2,960,166

			15,300,447

		Electronics - 0.2%
	630,000	Arrow Electronics, Inc. 3.00%, 03/01/2018	635,852
	850,000	Fortive Corp. 2.35%, 06/15/2021(1)	841,320

			1,477,172

		Engineering & Construction - 0.3%
		SBA Tower Trust
	1,300,000	2.24%, 04/16/2018(1)	1,299,241
	1,760,000	3.17%, 04/15/2022(1)	1,766,582

			3,065,823

		Food - 1.5%
	4,000,000	Danone S.A. 2.08%, 11/02/2021(1)	3,910,188
	330,000	JM Smucker Co. 2.50%, 03/15/2020	333,962
		Kraft Heinz Foods Co.
	2,000,000	2.00%, 07/02/2018	2,005,048
	1,425,000	2.80%, 07/02/2020	1,447,291
		Kroger Co.
	1,415,000	1.50%, 09/30/2019	1,398,320
	540,000	2.60%, 02/01/2021	541,983

The accompanying notes are an integral part of these financial statements.

134

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Food - 1.5% - (continued)
$	2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	$2,421,138
	1,195,000	Tyson Foods, Inc. 2.65%, 08/15/2019	1,207,031

			13,264,961

		Forest Products & Paper - 0.3%
	2,650,000	Georgia-Pacific LLC 2.54%, 11/15/2019(1)	2,676,219

		Healthcare-Products - 0.2%
	1,680,000	Medtronic, Inc. 2.50%, 03/15/2020	1,710,643

		Healthcare-Services - 1.0%
	4,000,000	Anthem, Inc. 2.25%, 08/15/2019	4,015,944
	1,810,000	Dignity Health 2.64%, 11/01/2019	1,818,427
	590,000	Laboratory Corp. of America Holdings 2.63%, 02/01/2020	594,199
		UnitedHealth Group, Inc.
	1,525,000	2.13%, 03/15/2021	1,523,762
	835,000	2.70%, 07/15/2020	853,815

			8,806,147

		Home Furnishings - 0.2%
	1,400,000	Whirlpool Corp. 2.40%, 03/01/2019	1,414,364

		Housewares - 0.0%
	355,000	Newell Brands, Inc. 2.05%, 12/01/2017	355,964

		Insurance - 2.7%
	4,000,000	American International Group, Inc. 2.30%, 07/16/2019	4,016,588
	1,705,000	Berkshire Hathaway, Inc. 2.20%, 03/15/2021	1,717,097
	775,000	Chubb INA Holdings, Inc. 2.30%, 11/03/2020	778,725
		Marsh & McLennan Cos., Inc.
	985,000	2.35%, 09/10/2019	991,804
	770,000	2.55%, 10/15/2018	779,093
	2,300,000	MassMutual Global Funding II 2.00%, 04/15/2021(1)	2,252,843
	1,500,000	Metropolitan Life Global Funding I 1.95%, 09/15/2021(1)	1,466,720
		Principal Life Global Funding
	2,000,000	1.50%, 04/18/2019(1)	1,983,086
	1,255,000	2.20%, 04/08/2020(1)	1,255,575
		Prudential Financial, Inc.
	2,000,000	1.82%, 08/15/2018(2)	2,011,448
	1,500,000	2.35%, 08/15/2019	1,512,903
	390,000	QBE Insurance Group Ltd. 2.40%, 05/01/2018(1)	390,652
	861,000	TIAA Asset Management Finance Co. LLC 2.95%, 11/01/2019(1)	874,857
	705,000	Trinity Acquisition plc 3.50%, 09/15/2021	719,887
	1,445,000	Unum Group 3.00%, 05/15/2021	1,465,763

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Insurance - 2.7% - (continued)
$	1,715,000	Voya Financial, Inc. 2.90%, 02/15/2018	$1,729,581

			23,946,622

		Internet - 0.2%
	2,000,000	Netflix, Inc. 5.50%, 02/15/2022	2,140,000

		Iron/Steel - 0.2%
	1,500,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	1,548,750

		IT Services - 1.6%
	4,000,000	Dell International LLC / EMC Corp. 3.48%, 06/01/2019(1)	4,091,192
	2,390,000	DXC Technology Co. 2.88%, 03/27/2020(1)	2,416,928
		Hewlett Packard Enterprise Co.
	2,750,000	2.85%, 10/05/2018	2,781,815
	1,250,000	3.60%, 10/15/2020	1,292,069
		NCR Corp.
	1,250,000	4.63%, 02/15/2021	1,281,250
	2,200,000	5.00%, 07/15/2022	2,244,000

			14,107,254

		Lodging - 1.0%
	3,320,000	Choice Hotels International, Inc. 5.70%, 08/28/2020	3,602,200
	1,500,000	Marriott International, Inc. 2.30%, 01/15/2022	1,479,827
	2,000,000	MGM Resorts International 5.25%, 03/31/2020	2,115,000
	1,845,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	1,902,656

			9,099,683

		Machinery-Diversified - 0.5%
		CNH Industrial Capital LLC
	1,275,000	3.88%, 07/16/2018	1,300,500
	2,000,000	4.38%, 11/06/2020	2,070,000
	995,000	4.38%, 04/05/2022	1,014,452

			4,384,952

		Media - 1.5%
	3,000,000	CBS Corp. 2.30%, 08/15/2019	3,017,472
	1,685,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	1,741,114
	400,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(1)	430,500
	2,195,000	Scripps Networks Interactive, Inc. 2.80%, 06/15/2020	2,218,732
	1,770,000	Sky plc 2.63%, 09/16/2019(1)	1,775,696
	2,500,000	Time Warner Cable LLC 8.25%, 04/01/2019	2,776,340
	1,500,000	Viacom, Inc. 2.75%, 12/15/2019	1,514,516

			13,474,370

The accompanying notes are an integral part of these financial statements.

135

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Mining - 0.5%
		Anglo American Capital plc
$	2,250,000	3.75%, 04/10/2022(1)	$2,261,745
	1,500,000	4.13%, 04/15/2021(1)	1,533,750
	1,015,000	Freeport-McMoRan, Inc. 2.38%, 03/15/2018	1,009,925

			4,805,420

		Miscellaneous Manufacturing - 0.2%
	1,500,000	Pentair Finance S.A. 2.90%, 09/15/2018	1,514,205

		Office/Business Equipment - 0.4%
	3,250,000	Pitney Bowes, Inc. 3.38%, 10/01/2021	3,203,717

		Oil & Gas - 1.5%
	2,500,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	2,687,700
	1,575,000	BP Capital Markets plc 2.32%, 02/13/2020	1,589,985
	680,000	ConocoPhillips Co. 4.20%, 03/15/2021	727,301
	1,755,000	Exxon Mobil Corp. 2.22%, 03/01/2021	1,766,743
	1,726,000	Marathon Oil Corp. 2.70%, 06/01/2020	1,721,260
		Noble Energy, Inc.
	1,015,000	4.15%, 12/15/2021	1,072,688
	1,595,000	8.25%, 03/01/2019	1,768,654
	455,000	Petroleos Mexicanos 5.50%, 02/04/2019	475,930
	1,565,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	1,612,221

			13,422,482

		Oil & Gas Services - 0.3%
	2,500,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	2,565,730

		Pharmaceuticals - 2.2%
		AbbVie, Inc.
	1,250,000	2.30%, 05/14/2021	1,241,639
	1,330,000	2.50%, 05/14/2020	1,341,554
		Actavis Funding SCS
	490,000	2.45%, 06/15/2019	493,396
	3,855,000	3.00%, 03/12/2020	3,930,596
	715,000	Baxalta, Inc. 2.00%, 06/22/2018	716,332
	1,300,000	Bayer US Finance LLC 2.38%, 10/08/2019(1)	1,308,752
	1,435,000	Cardinal Health, Inc. 2.40%, 11/15/2019	1,442,140
	2,115,000	Express Scripts Holding Co. 2.25%, 06/15/2019	2,121,436
	945,000	Mylan N.V. 3.75%, 12/15/2020	975,907
	285,000	Perrigo Finance Unlimited Co. 3.50%, 03/15/2021	292,117
	3,000,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	2,983,044
		Teva Pharmaceutical Finance Netherlands III B.V.
	1,125,000	1.70%, 07/19/2019	1,113,633

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Pharmaceuticals - 2.2% - (continued)
$	1,800,000	2.20%, 07/21/2021	$1,749,330

			19,709,876

		Pipelines - 1.2%
	1,195,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	1,200,923
		Enterprise Products Operating LLC
	1,195,000	2.55%, 10/15/2019	1,206,476
	1,700,000	2.85%, 04/15/2021	1,720,318
	1,175,000	Kinder Morgan Energy Partners L.P. 5.30%, 09/15/2020	1,270,291
	865,000	Kinder Morgan, Inc. 3.05%, 12/01/2019	882,325
	4,300,000	Plains All American Pipeline L.P. / PAA Finance Corp. 6.50%, 05/01/2018	4,490,232

			10,770,565

		Real Estate - 0.3%
	2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	2,013,360
	1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	1,123,086

			3,136,446

		Real Estate Investment Trusts - 0.9%
	1,755,000	American Tower Corp. 3.30%, 02/15/2021	1,793,470
	240,000	Crown Castle International Corp. 3.40%, 02/15/2021	244,952
	2,580,000	ERP Operating L.P. 2.38%, 07/01/2019	2,597,887
	1,870,000	Scentre Group 2.38%, 11/05/2019(1)	1,873,475
		Simon Property Group L.P.
	1,000,000	2.50%, 09/01/2020	1,008,887
	860,000	2.50%, 07/15/2021	862,598

			8,381,269

		Retail - 0.8%
	320,000	AutoZone, Inc. 1.63%, 04/21/2019	317,687
		CVS Health Corp.
	2,350,000	2.13%, 06/01/2021	2,318,886
	715,000	2.80%, 07/20/2020	728,481
	3,000,000	Home Depot, Inc. 2.00%, 04/01/2021	2,990,493
	550,000	McDonald’s Corp. 2.75%, 12/09/2020	559,903

			6,915,450

		Savings & Loans - 0.1%
	885,000	Nationwide Building Society 2.35%, 01/21/2020(1)	887,729

		Semiconductors - 1.2%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	2,700,000	2.38%, 01/15/2020(1)	2,701,701
	2,700,000	3.00%, 01/15/2022(1)	2,721,351
	2,000,000	NXP B.V. / NXP Funding LLC 4.13%, 06/01/2021(1)	2,092,500

The accompanying notes are an integral part of these financial statements.

136

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 58.4% - (continued)
		Semiconductors - 1.2% - (continued)
$	3,450,000	TSMC Global Ltd. 1.63%, 04/03/2018(1)	$3,445,097

			10,960,649

		Software - 0.3%
	541,000	Fidelity National Information Services, Inc. 2.25%, 08/15/2021	534,454
	2,375,000	Oracle Corp. 1.90%, 09/15/2021	2,350,823

			2,885,277

		Telecommunications - 1.3%
		AT&T, Inc.
	2,790,000	2.45%, 06/30/2020	2,794,129
	2,000,000	2.80%, 02/17/2021	2,015,718
	2,180,000	Cisco Systems, Inc. 2.20%, 02/28/2021	2,191,528
	4,495,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 09/20/2021(1)	4,534,331

			11,535,706

		Toys/Games/Hobbies - 0.2%
	2,000,000	Mattel, Inc. 2.35%, 05/06/2019	2,004,682

		Transportation - 1.1%
	3,450,000	AP Moller - Maersk A/S 2.55%, 09/22/2019(1)	3,469,399
	825,000	FedEx Corp. 2.30%, 02/01/2020	833,757
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	2,050,000	2.50%, 06/15/2019(1)	2,061,095
	45,000	2.88%, 07/17/2018(1)	45,539
	1,000,000	3.20%, 07/15/2020(1)	1,023,271
		Ryder System, Inc.
	1,270,000	2.25%, 09/01/2021	1,252,184
	1,075,000	2.45%, 09/03/2019	1,081,700

			9,766,945

		Trucking & Leasing - 0.2%
	2,125,000	TTX Co. 2.25%, 02/01/2019(1)	2,126,900

		Total Corporate Bonds (cost $521,259,161)	$524,567,534

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
		Saudi Arabia - 0.3%
$	2,810,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	$2,760,937

		Total Foreign Government Obligations (cost $2,782,097)	$2,760,937

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 0.4%
		General - 0.3%
$	2,500,000	Florida State Board of Administration Finance Corp. Rev 2.16%, 07/01/2019	$2,518,550
	365,000	New Jersey State Econ DA 0.00%, 02/15/2018(7)	358,189

			2,876,739

		General Obligation - 0.1%
	265,000	Illinois State, GO 5.88%, 03/01/2019	277,150

		Total Municipal Bonds (cost $3,136,318)	$3,153,889

SENIOR FLOATING RATE INTERESTS - 22.1%(8)
		Advertising - 0.2%
$	1,663,571	Acosta Holdco, Inc. 4.25%, 09/26/2021	$1,546,423

		Aerospace/Defense - 0.5%
	473,188	Fly Funding II S.a.r.l. 3.79%, 02/09/2022	473,334
	3,876,744	TransDigm, Inc. 3.99%, 06/09/2023	3,871,356

			4,344,690

		Airlines - 0.6%
		American Airlines, Inc.
	1,573,493	2.99%, 06/26/2020	1,573,698
	980,000	3.49%, 10/10/2021	980,813
	990,000	3.49%, 04/28/2023	990,465
	1,970,000	Delta Air Lines, Inc. 3.49%, 08/24/2022	1,984,775

			5,529,751

		Auto Manufacturers - 0.1%
	359,777	FCA U.S. LLC 2.99%, 12/31/2018	360,788
	582,464	Jaguar Holding Co. 4.33%, 08/18/2022	585,376

			946,164

		Auto Parts & Equipment - 0.1%
	920,000	USI, Inc. 0.00%, 03/30/2024(9)	915,980

		Beverages - 0.1%
	716,000	Jacobs Douwe Egberts International B.V. 0.00%, 07/02/2022(9)	717,568
	416,444	Oak Tea, Inc. 3.69%, 07/02/2022	417,356

			1,134,924

		Biotechnology - 0.3%
	2,872,180	Alkermes, Inc. 3.74%, 09/25/2021	2,890,132

		Chemicals - 0.6%
	285,000	Alpha 3 B.V. 4.15%, 01/31/2024	286,425
	326,672	Chemours Co. 3.49%, 05/12/2022	328,920

The accompanying notes are an integral part of these financial statements.

137

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Chemicals - 0.6% - (continued)
$	2,261,896	Huntsman International LLC 3.99%, 04/01/2023	$2,288,767
	363,259	MacDermid, Inc. 4.00%, 06/07/2023	364,621
	352,000	Minerals Technologies, Inc. 3.30%, 02/14/2024	353,760
	1,280,341	Nexeo Solutions LLC 5.30%, 06/09/2023	1,293,145
	465,293	PolyOne Corp. 3.28%, 11/12/2022	468,782

			5,384,420

		Coal - 0.1%
	680,000	Peabody Energy Corp. 0.00%, 03/31/2022(9)	681,700

		Commercial Services - 1.6%
	989,796	Brickman Group Ltd. LLC 4.14%, 12/18/2020	993,092
	619,136	Bright Horizons Family Solutions, Inc. 3.74%, 11/07/2023	623,779
	255,000	Capital Automotive L.P. 4.00%, 03/24/2024	256,913
	618,450	DigitalGlobe, Inc. 3.74%, 01/15/2024	620,769
		Global Payments, Inc.
	1,225,000	0.00%, 04/22/2023(9)	1,228,981
	464,792	3.49%, 04/22/2023	466,303
	1,488,750	Hertz Corp. 3.74%, 06/30/2023	1,489,807
	658,350	KAR Auction Services, Inc. 4.50%, 03/09/2023	663,288
	1,246,875	Quikrete Holdings, Inc. 4.24%, 11/15/2023	1,248,696
	1,784,405	Russell Investment Group 6.75%, 06/01/2023	1,803,374
	513,713	ServiceMaster Co. 3.48%, 11/08/2023	519,173
	1,135,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	1,124,365
	1,843,911	Trans Union LLC 3.49%, 04/09/2023	1,858,662
	520,535	Vantiv LLC 3.49%, 10/14/2023	524,277
	748,125	Xerox Business Services LLC 4.99%, 12/07/2023	760,596

			14,182,075

		Construction Materials - 0.3%
	2,675,000	American Builders & Contractors Supply Co., Inc. 3.74%, 10/31/2023	2,690,595

		Distribution/Wholesale - 0.2%
	492,500	Beacon Roofing Supply, Inc. 3.74%, 10/01/2022	495,426
	1,057,350	Univar, Inc. 3.74%, 07/01/2022	1,059,993

			1,555,419

		Diversified Financial Services - 1.1%
	685,000	AerCap Holdings N.V. 3.40%, 10/06/2023	692,878

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Diversified Financial Services - 1.1% - (continued)
$	1,395,000	AlixPartners LLP 4.15%, 07/28/2022	$1,406,453
	651,725	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	654,658
	264,338	NFP Corp. 4.65%, 01/08/2024	266,156
	453,863	RP Crown Parent LLC 4.50%, 10/12/2023	457,171
	1,459,658	RPI Finance Trust 3.15%, 03/27/2023	1,464,227
	853,286	SAM Finance Lux S.a.r.l. 4.39%, 12/17/2020	860,112
		Telenet International Finance S.a.r.l.
	1,510,000	0.00%, 06/30/2025(9)	1,513,775
	2,145,000	3.97%, 01/31/2025	2,148,024

			9,463,454

		Electric - 0.6%
	2,208,313	Calpine Corp. 3.90%, 05/31/2023	2,215,224
	525,000	Helix Gen Funding LLC 0.00%, 02/23/2024(9)	529,725
	2,295,538	NRG Energy, Inc. 3.24%, 06/30/2023	2,303,045
	993,523	Seadrill Partners Finco LLC 4.15%, 02/21/2021	668,144

			5,716,138

		Energy-Alternate Sources - 0.3%
	1,504,891	MEG Energy Corp. 4.63%, 12/31/2023	1,505,644
		TEX Operations Co. LLC
	190,000	3.74%, 08/04/2023	189,584
	827,925	3.75%, 08/04/2023	826,112

			2,521,340

		Entertainment - 0.6%
	497,590	Cedar Fair, L.P. 3.24%, 04/13/2024	501,014
	235,000	CityCenter Holdings LLC 3.75%, 04/18/2024	235,294
	1,380,000	Eldorado Resorts LLC 0.00%, 04/17/2024(9)	1,376,550
	1,237,237	Hilton Worldwide Finance LLC 2.99%, 10/25/2023	1,247,358
	1,345,740	Regal Cinemas Corp. 3.49%, 04/01/2022	1,359,197
	409,775	Scientific Games International, Inc. 4.99%, 10/01/2021	415,729

			5,135,142

		Environmental Control - 0.1%
	1,221,595	Advanced Disposal Services, Inc. 3.70%, 11/10/2023	1,231,625

		Food - 0.7%
		Albertsons LLC
	1,707,108	3.99%, 08/22/2021	1,712,622
	522,120	4.30%, 06/22/2023	524,297
	452,344	B&G Foods, Inc. 3.24%, 11/02/2022	456,302
	2,445,000	JBS USA LLC 3.48%, 10/30/2022	2,455,049

The accompanying notes are an integral part of these financial statements.

138

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Food - 0.7% - (continued)
$	748,125	Pinnacle Foods Finance LLC 2.98%, 02/02/2024	$752,330

			5,900,600

		Healthcare-Products - 0.5%
	2,211,667	Alere, Inc. 4.25%, 06/18/2022	2,221,797
	1,557,335	Immucor, Inc. 5.00%, 08/17/2018	1,551,105
	580,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	582,355
	492,525	Revlon Consumer Products Corp. 4.49%, 09/07/2023	493,022

			4,848,279

		Healthcare-Services - 1.5%
	923,313	Acadia Healthcare Co., Inc. 3.98%, 02/16/2023	923,313
	1,970,381	American Renal Holdings, Inc. 4.75%, 09/20/2019	1,981,474
		Community Health Systems, Inc.
	733,399	3.80%, 12/31/2019	730,370
	290,141	4.05%, 01/27/2021	288,206
	971,033	DaVita HealthCare Partners, Inc. 3.74%, 06/24/2021	980,257
	1,942,220	Envision Healthcare Corp. 4.15%, 12/01/2023	1,960,185
	427,850	Genoa, a QoL Healthcare Co. LLC 4.90%, 10/28/2023	429,634
	904,956	HCA, Inc. 2.99%, 03/17/2023	907,898
	1,506,225	inVentiv Health, Inc. 4.80%, 11/09/2023	1,513,967
	2,002,068	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	2,027,454
	391,003	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	392,958
	1,076,375	U.S. Renal Care, Inc. 5.40%, 12/31/2022	1,019,865

			13,155,581

		Holding Companies-Diversified - 0.2%
	1,400,000	PSAV Holdings LLC 0.00%, 04/21/2024(9)	1,396,500

		Household Products - 0.0%
	240,802	Prestige Brands, Inc. 3.74%, 01/26/2024	242,970

		Household Products/Wares - 0.1%
	815,000	Galleria Co. 4.00%, 09/29/2023	820,436

		Insurance - 0.6%
		Asurion LLC
	194,674	4.24%, 07/08/2020	195,932
	2,892,780	4.25%, 08/04/2022	2,910,252
	744,828	4.75%, 11/03/2023	750,415
	1,842,670	HUB International Ltd. 4.04%, 10/02/2020	1,851,293

			5,707,892

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		IT Services - 0.2%
$	430,000	Gartner, Inc. 0.00%, 04/05/2024(9)	$432,958
	1,820,000	Tempo Acquisition LLC 0.00%, 05/01/2024(9)	1,818,635

			2,251,593

		Leisure Time - 0.6%
	993,846	Aristocrat Leisure Ltd. 3.41%, 10/20/2021	1,001,638
	1,261,838	Boyd Gaming Corp. 3.45%, 09/15/2023	1,266,708
	2,980,839	Delta 2 (LUX) S.a.r.l. 4.57%, 02/01/2024	2,983,820

			5,252,166

		Lodging - 0.5%
	1,125,000	Caesars Entertainment Operating Co. 0.00%, 03/31/2024(9)	1,118,250
	468,825	Four Seasons Holdings, Inc. 4.15%, 11/30/2023	473,930
	807,124	La Quinta Intermediate Holdings LLC 3.91%, 04/14/2021	813,379
	1,714,322	Station Casinos LLC 3.50%, 06/08/2023	1,712,762

			4,118,321

		Machinery-Diversified - 0.3%
	1,930,000	Gardner Denver, Inc. 4.56%, 07/30/2020	1,928,398
	1,063,654	Gates Global LLC 4.41%, 04/01/2024	1,068,441

			2,996,839

		Media - 1.6%
	1,767,299	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	1,723,859
		CBS Radio, Inc.
	270,000	0.00%, 03/02/2024(9)	271,801
	383,843	4.50%, 10/17/2023	386,403
		Charter Communications Operating LLC
	399,438	3.00%, 07/01/2020	401,435
	972,738	3.00%, 01/03/2021	976,755
	297,000	3.24%, 01/15/2024	298,411
	947,500	CSC Holdings LLC 3.24%, 07/15/2025	946,657
	67,259	Mission Broadcasting, Inc. 3.99%, 01/17/2024	67,847
	693,749	Nexstar Broadcasting, Inc. 3.99%, 01/17/2024	699,819
	735,000	Numericable Group S.A. 0.00%, 06/21/2025(9)	731,119
	1,721,350	Numericable U.S. LLC 4.42%, 01/14/2025	1,722,641
	1,552,748	Tribune Media Co. 3.99%, 01/27/2024	1,561,490
	1,385,000	UPC Financing Partnership 3.74%, 04/15/2025	1,389,335
	2,328,476	Virgin Media Bristol LLC 3.74%, 01/31/2025	2,336,672

The accompanying notes are an integral part of these financial statements.

139

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Media - 1.6% - (continued)
$	970,000	Ziggo Secured Finance Partnership 3.49%, 04/15/2025	$970,048

			14,484,292

		Metal Fabricate/Hardware - 0.1%
	1,269,240	Rexnord LLC 3.89%, 08/21/2023	1,273,099

		Oil & Gas - 0.5%
	645,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	696,400
	2,007,000	Energy Transfer Equity L.P. 3.73%, 02/02/2024	2,011,175
	654,932	Fieldwood Energy LLC 3.88%, 10/01/2018	638,015
	1,113,750	Western Refining, Inc. 5.50%, 06/23/2023	1,115,142

			4,460,732

		Oil & Gas Services - 0.2%
	1,771,512	Crosby U.S. Acquisition Corp. 4.05%, 11/23/2020	1,639,765
	274,313	Pacific Drilling S.A. 4.63%, 06/03/2018	126,184

			1,765,949

		Packaging & Containers - 0.7%
		Berry Plastics Group, Inc.
	1,536,412	3.24%, 02/08/2020	1,544,985
	1,124,671	3.51%, 10/01/2022	1,131,700
	140,000	3.52%, 01/19/2024	140,744
	980,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	984,293
	2,246,464	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	2,257,561
	507,917	Signode Industrial Group U.S., Inc. 3.81%, 05/01/2021	509,821

			6,569,104

		Pharmaceuticals - 0.3%
	1,490,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/29/2024(9)	1,501,175
	1,172,407	Quintiles IMS, Inc. 3.08%, 03/07/2024	1,183,498

			2,684,673

		Provincial - 0.0%
	392,400	Seminole Tribe of Florida, Inc. 3.40%, 04/29/2020	393,012

		Real Estate - 0.4%
	2,642,735	DTZ U.S. Borrower LLC 4.34%, 11/04/2021	2,652,275
	543,297	Realogy Corp. 3.24%, 07/20/2022	547,372

			3,199,647

		Real Estate Investment Trusts - 0.4%
EUR	1,065,000	Equinix, Inc. 3.25%, 01/05/2024	1,168,178
$	2,108,700	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	2,112,475

			3,280,653

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Retail - 1.4%
$	1,215,078	B.C. Unlimited Liability Co. 3.31%, 02/16/2024	$1,215,382
		Bass Pro Group LLC
	504,700	4.24%, 06/05/2020	503,650
	1,995,000	6.15%, 12/16/2023	1,941,255
	706,450	Coinstar LLC 5.25%, 09/27/2023	707,997
	1,002,910	Coty, Inc. 3.48%, 10/27/2022	1,007,614
	704,675	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	702,476
	1,055,747	Michaels Stores, Inc. 3.75%, 01/30/2023	1,053,435
	1,792,998	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	1,428,428
	692,764	PetSmart, Inc. 4.02%, 03/11/2022	633,803
	891,017	Pilot Travel Centers LLC 2.99%, 05/25/2023	897,976
	1,207,329	U.S. Foods, Inc. 3.74%, 06/27/2023	1,217,784
	1,119,375	Yum! Brands, Inc. 2.99%, 06/16/2023	1,124,972

			12,434,772

		Semiconductors - 0.4%
	474,453	Entegris, Inc. 3.24%, 04/30/2021	477,617
	540,000	Integrated Device Technology, Inc. 0.00%, 03/20/2024(9)	541,350
	907,754	ON Semiconductor Corp. 3.24%, 03/31/2023	911,585
	1,864,732	Sensata Technologies B.V. 3.24%, 10/14/2021	1,876,535

			3,807,087

		Software - 2.0%
	480,000	CCC Information Services, Inc. 0.00%, 03/29/2024(9)	477,720
	1,014,463	CDW LLC 3.15%, 08/17/2023	1,020,580
	1,500,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	1,503,945
	1,388,034	Dell, Inc. 3.50%, 09/07/2023	1,392,919
		First Data Corp.
	893,837	3.99%, 03/24/2021	893,390
	3,899,745	3.99%, 07/10/2022	3,920,219
	1,540,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	1,545,975
	574,597	Infor U.S., Inc. 3.90%, 02/01/2022	573,253
	121,369	MA FinanceCo LLC 0.00%, 04/18/2024(9)	121,709
	1,676,099	Magic Newco LLC 5.00%, 12/12/2018	1,677,590
	1,105,000	Misys Europe S.A. 0.00%, 04/27/2024(9)	1,112,602
	819,631	Seattle Spinco, Inc. 0.00%, 04/30/2024(9)	821,935
	931,399	SS&C Technologies, Inc. 3.24%, 07/08/2022	937,808

The accompanying notes are an integral part of these financial statements.

140

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 22.1%(8) - (continued)
		Software - 2.0% - (continued)
$	2,213,275	WEX, Inc. 4.49%, 07/01/2023	$2,234,722

			18,234,367

		Telecommunications - 1.3%
	267,485	CommScope, Inc. 3.49%, 12/29/2022	269,325
	2,993,500	Level 3 Financing, Inc. 3.24%, 02/22/2024	3,002,062
	1,250,000	MaxLinear, Inc. 0.00%, 04/05/2024(9)	1,250,000
	2,670,000	Sprint Communications, Inc. 3.50%, 02/02/2024	2,671,682
	1,073,951	Telesat Canada 4.15%, 11/17/2023	1,081,469
	2,659,930	Univision Communications, Inc. 3.75%, 03/15/2024	2,641,231
	593,419	Zayo Group LLC 3.50%, 01/19/2024	597,163

			11,512,932

		Trucking & Leasing - 0.2%
	1,920,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	1,947,955

		Total Senior Floating Rate Interests (cost $198,660,156)	$198,609,423

U.S. GOVERNMENT AGENCIES - 5.4%
		FHLMC - 1.2%
$	11,614,948	1.78%, 07/25/2021(2)(5)	662,264
	35,930	1.99%, 02/25/2024(2)	35,943
	12,912,868	2.12%, 08/25/2018(2)(5)	240,620
	8,610,205	3.00%, 04/01/2031	8,870,646
	1,253,979	3.50%, 04/01/2027	1,312,358

			11,121,831

		FNMA - 4.1%
	2,979,074	3.00%, 08/01/2027	3,075,520
	5,643,549	3.00%, 12/01/2030	5,810,412
	1,950,358	3.00%, 02/01/2031	2,008,024
	3,802,853	3.00%, 03/01/2031	3,915,292
	7,000,000	3.00%, 05/01/2032(10)	7,200,703
	2,440,008	3.50%, 11/01/2026	2,552,494
	5,483,693	3.50%, 12/01/2026	5,736,138
	834,844	3.50%, 12/01/2028	873,192
	5,600,000	3.50%, 05/01/2032(10)	5,852,372

			37,024,147

		GNMA - 0.1%
	305,268	5.00%, 08/20/2039	328,719
	323,605	6.50%, 05/16/2031	367,146

			695,865

		Total U.S. Government Agencies (cost $48,506,199)	$48,841,843

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 0.6%
		U.S. Treasury Securities - 0.6%
		U.S. Treasury Notes - 0.6%
$	5,000,000	1.38%, 02/28/2019	$5,010,545

			5,010,545

		Total U.S. Government Securities (cost $5,007,583)	$5,010,545

		Total Long-Term Investments (cost $901,968,786)	$905,212,726

SHORT-TERM INVESTMENTS - 1.8%
		Other Investment Pools & Funds - 1.8%
	15,835,142	Fidelity Institutional Government Fund, Institutional Class	$15,835,142

		Total Short-Term Investments (cost $15,835,142)	$15,835,142

Total Investments (cost $917,803,928) ^	102.6%	$921,047,868
Other Assets and Liabilities	(2.6)%	(23,563,969)

Total Net Assets	100.0%	$897,483,899

The accompanying notes are an integral part of these financial statements.

141

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$6,646,004
Unrealized Depreciation	(3,402,063)

Net Unrealized Appreciation	$3,243,941

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $256,969,039, which represented 28.6% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost Basis
09/12/2014	$58,395	Hasco NIM Cayman Co.	$34,285
03/22/2006	180,481	Long Beach Asset Holdings Corp.	180,481

			$214,766

At April 30, 2017, the aggregate value of these securities was $0, which represented 0.0% of total net assets.

(5)	Securities disclosed are interest-only strips.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(7)	Security is a zero-coupon bond.

(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(10)	Represents or includes a TBA transaction.

The accompanying notes are an integral part of these financial statements.

142

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	450	06/30/2017	$97,320,340	$97,474,219	$153,879

Short position contracts:
U.S. Treasury 10-Year Note Future	50	06/21/2017	$6,191,414	$6,285,937	$(94,523)
U.S. Treasury 5-Year Note Future	911	06/30/2017	107,022,186	107,868,094	(845,908)
U.S. Treasury Long Bond Future	7	06/21/2017	1,050,479	1,070,781	(20,302)

Total					$(960,733)

Total futures contracts					$(806,854)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
EUR	Sell	05/31/17	CBK	$1,145,993	$1,161,936	$(15,943)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
Rev	Revenue

The accompanying notes are an integral part of these financial statements.

143

The Hartford Short Duration Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$122,268,555	$—	$122,268,555	$—
Corporate Bonds	524,567,534	—	524,567,534	—
Foreign Government Obligations	2,760,937	—	2,760,937	—
Municipal Bonds	3,153,889	—	3,153,889	—
Senior Floating Rate Interests	198,609,423	—	198,609,423	—
U.S. Government Agencies	48,841,843	—	48,841,843	—
U.S. Government Securities	5,010,545	—	5,010,545	—
Short-Term Investments	15,835,142	15,835,142	—	—
Futures Contracts(2)	153,879	153,879	—	—

Total	$921,201,747	$15,989,021	$905,212,726	$—

Liabilities
Foreign Currency Contracts(2)	$(15,943)	$—	$(15,943)	$—
Futures Contracts(2)	(960,733)	(960,733)	—	—

Total	$(976,676)	$(960,733)	$(15,943)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

144

The Hartford Strategic Income Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8%
		Asset-Backed - Finance & Insurance - 1.5%
$	150,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%, 11/25/2035	$153,230
		CIFC Funding Ltd.
	750,000	3.80%, 12/05/2024(1)(2)	750,417
	250,000	6.85%, 12/05/2024(1)(2)	248,352
	1,155,000	First Franklin Mortgage Loan Trust 1.23%, 04/25/2036(1)	831,064
	1,794,830	GSAMP Trust 1.08%, 01/25/2037(1)	1,115,331
	1,165,000	Magnetite CLO Ltd. 6.31%, 01/18/2027(1)(2)	1,155,593
	600,737	SoFi Consumer Loan Program LLC 3.09%, 10/27/2025(2)	601,517
	869,000	Sound Point CLO Ltd. 5.76%, 07/15/2025(1)(2)	844,119

			5,699,623

		Asset-Backed - Home Equity - 1.7%
		GSAA Home Equity Trust
	1,109,889	1.06%, 12/25/2046(1)	625,645
	1,600,015	1.07%, 02/25/2037(1)	844,871
	1,021,635	1.09%, 03/25/2037(1)	564,268
	1,313,078	1.17%, 11/25/2036(1)	681,658
	1,154,047	1.22%, 04/25/2047(1)	756,647
	539,351	5.88%, 09/25/2036(3)	272,970
	88,546	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 1.14%, 06/25/2036(1)	75,207
	2,689,879	Morgan Stanley Mortgage Loan Trust 1.16%, 11/25/2036(1)	1,120,235
	85,077	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	44,906
		Soundview Home Loan Trust
	1,565,937	1.23%, 07/25/2036(1)	1,198,489
	280,000	1.24%, 11/25/2036(1)	222,027

			6,406,923

		Commercial Mortgage-Backed Securities - 2.0%
	625,000	Banc of America Commercial Mortgage Trust 3.26%, 09/15/2048(1)(2)	379,558
	180,000	Citigroup Commercial Mortgage Trust 4.57%, 03/10/2047(1)(2)	131,239
	781,000	Commercial Mortgage Pass-Through Certificates 4.75%, 10/15/2045(1)(2)	487,883
	495,000	Commercial Mortgage Trust 4.73%, 10/15/2045(1)(2)	214,073
	495,000	FREMF Mortgage Trust 3.88%, 02/25/2024(1)(2)	462,493
		GS Mortgage Securities Trust
	465,167	3.67%, 04/10/2047(2)	161,999
	1,795,000	5.01%, 11/10/2045(1)(2)	1,737,291
		JP Morgan Chase Commercial Mortgage Securities Trust
	670,000	2.73%, 10/15/2045(1)(2)	272,321
	485,000	4.54%, 12/15/2047(1)(2)	372,051
	390,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(2)	268,930

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8% - (continued)
		Commercial Mortgage-Backed Securities - 2.0% - (continued)
$	365,000	Morgan Stanley Capital I Trust 5.33%, 07/15/2049(1)(2)	$303,812
	710,000	VNDO Mortgage Trust 4.08%, 12/13/2029(1)(2)	729,959
		WF-RBS Commercial Mortgage Trust
	665,000	3.02%, 11/15/2047(2)	270,055
	1,750,000	4.96%, 11/15/2045(1)(2)	1,420,587
	170,000	5.00%, 06/15/2044(1)(2)	138,582

			7,350,833

		Whole Loan Collateral CMO - 12.6%
		Adjustable Rate Mortgage Trust
	112,447	1.49%, 01/25/2036(1)	104,658
	87,919	1.51%, 01/25/2036(1)	81,791
	347,234	4.29%, 11/25/2037(1)(2)	321,412
		Alternative Loan Trust
	320,621	1.26%, 01/25/2036(1)	286,194
	490,039	1.31%, 11/25/2035(1)	413,277
	1,627,587	1.39%, 10/25/2036(1)	1,003,357
	709,208	5.50%, 12/25/2035	609,361
	1,075,262	5.75%, 05/25/2036	819,062
	826,448	6.00%, 05/25/2036	657,926
		American Home Mortgage Assets Trust
	357,382	1.12%, 03/25/2047(1)	301,992
	112,529	1.18%, 09/25/2046(1)	92,534
	664,227	1.60%, 10/25/2046(1)	512,693
	325,968	Angel Oak Mortgage Trust LLC 3.64%, 01/25/2047(1)(2)	326,802
		Banc of America Funding Trust
	581,016	3.69%, 04/20/2036(1)	488,109
	138,829	5.85%, 01/25/2037(3)	121,370
	206,896	Banc of America Mortgage Trust 3.22%, 09/25/2035(1)	197,206
		BCAP LLC Trust
	586,131	1.16%, 01/25/2037(1)	507,794
	609,835	1.17%, 03/25/2037(1)	569,100
		Bear Stearns Adjustable Rate Mortgage Trust
	547,565	2.83%, 10/25/2035(1)	525,681
	225,509	3.23%, 02/25/2036(1)	192,562
	184,588	Bear Stearns Alt-A Trust 1.31%, 08/25/2036(1)	162,859
	324,897	Bear Stearns Mortgage Funding Trust 1.17%, 10/25/2036(1)	281,224
	1,050,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	997,137
		CHL Mortgage Pass-Through Trust
	65,744	1.67%, 03/25/2035(1)	59,133
	883,631	3.15%, 09/25/2047(1)	814,891
	1,378,000	Connecticut Avenue Securities 5.24%, 04/25/2029(1)	1,497,459
	299,489	Deutsche Alt-A Securities Mortgage Loan Trust 1.14%, 03/25/2037(1)	251,973
	1,617,977	DSLA Mortgage Loan Trust 1.56%, 03/19/2046(1)	1,448,760
		Fannie Mae Connecticut Avenue Securities
	425,000	4.54%, 07/25/2029(1)	439,577
	880,000	5.34%, 04/25/2029(1)	942,119

The accompanying notes are an integral part of these financial statements.

145

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8% - (continued)
		Whole Loan Collateral CMO - 12.6% - (continued)
$	814,592	First Horizon Alternative Mortgage Securities Trust 3.10%, 11/25/2035(1)	$706,608
	113,501	First Horizon Mortgage Pass-Through Trust 3.03%, 08/25/2037(1)	89,596
		GMAC Mortgage Corp. Loan Trust
	555,747	3.41%, 09/19/2035(1)	503,830
	96,301	3.81%, 04/19/2036(1)	86,222
	658,142	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045(1)	512,538
		GSR Mortgage Loan Trust
	2,022,760	1.29%, 01/25/2037(1)	1,284,742
	101,855	3.48%, 10/25/2035(1)	90,474
	1,186,244	3.50%, 01/25/2036(1)	1,101,230
	1,009,774	3.58%, 04/25/2035(1)	969,838
		HarborView Mortgage Loan Trust
	264,410	1.18%, 01/19/2038(1)	239,968
	2,709,140	1.23%, 12/19/2036(1)	2,226,124
	649,675	1.32%, 09/19/2035(1)	550,314
	57,655	Impac CMB Trust 3.24%, 02/25/2036(1)	55,426
	664,386	IndyMac IMSC Mortgage Loan Trust 1.14%, 03/25/2047(1)	422,823
		IndyMac Index Mortgage Loan Trust
	311,822	1.18%, 04/25/2037(1)	231,326
	196,177	1.23%, 07/25/2035(1)	173,100
	448,092	1.27%, 07/25/2035(1)	376,174
	639,982	1.28%, 01/25/2036(1)	471,407
	1,262,596	1.39%, 07/25/2046(1)	779,521
	1,372,793	3.33%, 04/25/2037(1)	870,847
		JP Morgan Mortgage Trust
	327,521	2.99%, 11/25/2035(1)	306,420
	239,381	3.20%, 09/25/2035(1)	229,226
	892,342	3.57%, 05/25/2036(1)	820,695
		Lehman XS Trust
	384,136	1.20%, 07/25/2046(1)	341,881
	141,111	1.23%, 06/25/2047(1)	115,559
		LSTAR Securities Investment Trust
	1,243,528	0.03%, 11/01/2021(1)(2)	1,243,528
	616,471	2.98%, 09/01/2021(1)(2)	616,779
	385,000	2.99%, 04/01/2022(1)(2)	381,127
	600,514	3.00%, 01/01/2022(1)(2)	600,514
	1,181,632	3.00%, 02/01/2022(1)(2)	1,178,678
	71,274	Luminent Mortgage Trust 1.19%, 10/25/2046(1)	63,624
	241,944	MASTR Adjustable Rate Mortgages Trust 3.05%, 11/21/2034(1)	246,909
	279,632	Merrill Lynch Mortgage Investors Trust 3.26%, 07/25/2035(1)	228,720
	312,426	MortgageIT Trust 1.44%, 10/25/2035(1)	295,666
	1,616,470	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(1)	1,318,238
	406,299	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	382,394
		Residential Accredit Loans, Inc.
	229,703	1.29%, 04/25/2036(1)	183,942

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 17.8% - (continued)
		Whole Loan Collateral CMO - 12.6% - (continued)
$	1,386,974	1.98%, 11/25/2037(1)	$1,098,846
	79,585	6.00%, 12/25/2035	73,535
	878,935	Residential Asset Securitization Trust 1.44%, 03/25/2035(1)	760,878
		Residential Funding Mortgage Securities, Inc.
	988,648	3.33%, 08/25/2035(1)	747,275
	81,211	3.98%, 04/25/2037(1)	73,751
	54,433	Sequoia Mortgage Trust 3.19%, 07/20/2037(1)	45,631
	1,035,172	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	1,037,809
	1,431,373	Structured Adjustable Rate Mortgage Loan Trust 3.30%, 02/25/2036(1)	1,138,280
	1,384,114	Structured Asset Mortgage Investments II Trust 1.22%, 02/25/2036(1)	1,175,685
	1,370,741	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	1,051,749
		WaMu Mortgage Pass-Through Certificates Trust
	150,492	1.41%, 06/25/2044(1)	140,746
	1,821,781	1.46%, 12/25/2046(1)	1,543,947
	58,495	1.66%, 08/25/2046(1)	51,581
	145,429	2.09%, 11/25/2046(1)	131,722
	1,196,876	2.68%, 06/25/2037(1)	1,075,927
	291,599	2.90%, 08/25/2036(1)	262,018
	803,112	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.59%, 07/25/2036(1)	507,134
	166,371	Wells Fargo Alternative Loan Trust 3.18%, 12/28/2037(1)	152,599
		Wells Fargo Commercial Mortgage Trust
	685,000	2.88%, 05/15/2048(1)(2)	417,801
	205,000	3.36%, 09/15/2058(2)	123,951
		Wells Fargo Mortgage Backed Securities Trust
	200,000	3.14%, 10/25/2035(1)	200,254
	227,157	3.24%, 09/25/2036(1)	213,288

			47,348,428

		Total Asset & Commercial Mortgage Backed Securities (cost $66,180,162)	$66,805,807

CORPORATE BONDS - 14.0%
		Advertising - 0.0%
$	45,000	Lamar Media Corp. 5.75%, 02/01/2026	$48,994

		Airlines - 0.0%
	55,000	Aircastle Ltd. 5.00%, 04/01/2023	58,713

		Apparel - 0.1%
	180,000	Hanesbrands, Inc. 4.88%, 05/15/2026(2)	179,100

		Auto Parts & Equipment - 0.0%
	150,000	ZF North America Capital, Inc. 4.75%, 04/29/2025(2)	156,011

The accompanying notes are an integral part of these financial statements.

146

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Chemicals - 0.1%
$	250,000	OCP S.A. 6.88%, 04/25/2044(4)	$270,625

		Commercial Banks - 5.4%
EUR	1,040,000	Allied Irish Banks plc 7.38%, 12/03/2020(1)(4)(5)	1,220,669
		Banco Bilbao Vizcaya Argentaria S.A.
	1,400,000	7.00%, 02/19/2019(1)(4)(5)	1,570,770
$	1,000,000	9.00%, 05/09/2018(1)(4)(5)	1,054,294
EUR	600,000	Banco Santander S.A. 6.25%, 09/11/2021(1)(4)(5)	667,468
	525,000	Bank of Ireland 7.38%, 06/18/2020(1)(4)(5)	623,599
		Barclays plc
$	200,000	7.88%, 03/15/2022(1)(4)(5)	214,500
EUR	875,000	8.00%, 12/15/2020(1)(5)	1,052,025
$	555,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(5)	602,897
EUR	350,000	Cooperatieve Rabobank UA 5.50%, 06/29/2020(1)(4)(5)	402,689
$	1,650,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(5)	1,820,973
	1,940,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(5)	2,022,295
	895,000	Goldman Sachs Group, Inc. 5.15%, 05/22/2045	945,513
		Intesa Sanpaolo S.p.A.
	1,025,000	7.70%, 09/17/2025(1)(2)(5)	1,010,906
EUR	350,000	7.75%, 01/11/2027(1)(4)(5)	407,943
GBP	225,000	Lloyds Banking Group plc 7.00%, 06/27/2019(1)(4)(5)	304,569
$	165,000	Radian Group, Inc. 7.00%, 03/15/2021	183,975
		Royal Bank of Scotland Group plc
	815,000	7.50%, 08/10/2020(1)(5)	844,034
	350,000	8.63%, 08/15/2021(1)(5)	377,825
GBP	200,000	Santander UK Group Holdings plc 7.38%, 06/24/2022(1)(4)(5)	275,536
		Societe Generale S.A.
$	850,000	7.38%, 09/13/2021(1)(2)(5)	898,875
	1,475,000	8.25%, 11/29/2018(1)(4)(5)	1,564,562
		UBS Group AG
	950,000	6.88%, 03/22/2021(1)(4)(5)	1,009,413
	250,000	7.00%, 02/19/2025(1)(4)(5)	275,063
	750,000	7.13%, 02/19/2020(1)(4)(5)	795,937

			20,146,330

		Commercial Services - 0.1%
	175,000	Cardtronics, Inc. 5.13%, 08/01/2022	178,500
		United Rentals North America, Inc.
	70,000	4.63%, 07/15/2023	72,664
	280,000	5.50%, 07/15/2025	292,860

			544,024

		Construction Materials - 0.6%
	90,000	Boise Cascade Co. 5.63%, 09/01/2024(2)	92,475
	136,000	Eagle Materials, Inc. 4.50%, 08/01/2026	135,320
	1,180,000	Grupo Cementos de Chihuahua S.A.B. de C.V. 8.13%, 02/08/2020(2)	1,224,250

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Construction Materials - 0.6% - (continued)
$	165,000	Norbord, Inc. 6.25%, 04/15/2023(2)	$175,725
	505,000	Standard Industries, Inc. 6.00%, 10/15/2025(2)	539,087

			2,166,857

		Diversified Financial Services - 0.1%
	65,000	Aircastle Ltd. 5.50%, 02/15/2022	70,389
		Navient Corp.
	270,000	6.63%, 07/26/2021	285,862
	80,000	7.25%, 09/25/2023	83,600

			439,851

		Electric - 0.4%
	310,000	AES Corp. 4.88%, 05/15/2023	313,100
	1,070,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(4)	1,074,013
	130,000	NRG Energy, Inc. 6.25%, 07/15/2022	132,445

			1,519,558

		Engineering & Construction - 0.4%
	1,355,000	SBA Tower Trust 3.60%, 04/15/2043(2)	1,355,528

		Entertainment - 0.1%
		GLP Capital L.P. / GLP Financing II, Inc.
	10,000	4.38%, 04/15/2021	10,475
	150,000	5.38%, 04/15/2026	158,250
		WMG Acquisition Corp.
	180,000	4.88%, 11/01/2024(2)	182,250
	45,000	5.00%, 08/01/2023(2)	45,787

			396,762

		Environmental Control - 0.1%
		Clean Harbors, Inc.
	60,000	5.13%, 06/01/2021	61,450
	291,000	5.25%, 08/01/2020	296,820

			358,270

		Food - 0.1%
		Lamb Weston Holdings, Inc.
	85,000	4.63%, 11/01/2024(2)	87,763
	90,000	4.88%, 11/01/2026(2)	92,812

			180,575

		Forest Products & Paper - 0.2%
		Cascades, Inc.
	120,000	5.50%, 07/15/2022(2)	120,900
	60,000	5.75%, 07/15/2023(2)	60,900
	90,000	Clearwater Paper Corp. 5.38%, 02/01/2025(2)	88,650
	285,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/2027	289,617

			560,067

		Gas - 0.1%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	30,000	5.50%, 05/20/2025	30,300
	70,000	5.63%, 05/20/2024	71,225
	75,000	5.88%, 08/20/2026	76,125

			177,650

The accompanying notes are an integral part of these financial statements.

147

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Healthcare-Services - 0.4%
		Community Health Systems, Inc.
$	180,000	5.13%, 08/01/2021	$178,425
	100,000	6.25%, 03/31/2023	101,750
	310,000	HCA, Inc. 7.50%, 02/15/2022	356,624
	340,000	LifePoint Health, Inc. 5.88%, 12/01/2023	351,050
	90,000	MEDNAX, Inc. 5.25%, 12/01/2023(2)	92,025
	535,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	563,087

			1,642,961

		Home Builders - 0.1%
	211,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	225,242
	170,000	Meritage Homes Corp. 6.00%, 06/01/2025	181,135

			406,377

		Household Products/Wares - 0.0%
	165,000	ACCO Brands Corp. 5.25%, 12/15/2024(2)	169,950

		Insurance - 0.5%
	130,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	134,225
		Genworth Holdings, Inc.
	105,000	4.90%, 08/15/2023	88,200
	50,000	7.20%, 02/15/2021	47,375
EUR	1,450,000	Mapfre S.A. 5.92%, 07/24/2037(1)	1,600,016
$	110,000	MGIC Investment Corp. 5.75%, 08/15/2023	117,975

			1,987,791

		Internet - 0.0%
	125,000	Symantec Corp. 5.00%, 04/15/2025(2)	129,219

		Iron/Steel - 0.3%
	160,000	ArcelorMittal 7.50%, 03/01/2041	180,000
	910,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(2)(6)	914,277
	125,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	132,031

			1,226,308

		IT Services - 0.1%
	175,000	NCR Corp. 5.00%, 07/15/2022	178,500

		Lodging - 0.1%
	350,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	360,937

		Machinery - Construction & Mining - 0.1%
	175,000	Oshkosh Corp. 5.38%, 03/01/2025	182,438

		Media - 0.7%
		CCO Holdings LLC / CCO Holdings Capital Corp.
	30,000	5.13%, 02/15/2023	31,200

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Media - 0.7% - (continued)
$	340,000	5.25%, 09/30/2022	$352,750
	70,000	5.75%, 09/01/2023	73,500
	10,000	5.75%, 01/15/2024	10,525
	215,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(2)	231,394
		DISH DBS Corp.
	395,000	5.88%, 11/15/2024	414,750
	150,000	6.75%, 06/01/2021	163,125
	569,000	Liberty Interactive LLC 8.25%, 02/01/2030	610,196
		TEGNA, Inc.
	30,000	4.88%, 09/15/2021(2)	30,975
	405,000	5.50%, 09/15/2024(2)	415,631
		Viacom, Inc.
	45,000	5.88%, 02/28/2057(1)	46,462
	65,000	6.25%, 02/28/2057(1)	66,706
		Videotron Ltd.
	110,000	5.00%, 07/15/2022	116,611
	100,000	5.38%, 06/15/2024(2)	105,375

			2,669,200

		Mining - 0.1%
	205,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	216,275
	155,000	Teck Resources Ltd. 8.50%, 06/01/2024(2)	179,606

			395,881

		Multi-National - 0.0%
INR	8,060,000	International Finance Corp. 7.10%, 03/21/2031	128,186

		Oil & Gas - 2.2%
$	120,000	Antero Resources Corp. 5.63%, 06/01/2023	123,450
	170,000	Concho Resources, Inc. 5.50%, 04/01/2023	176,269
		Continental Resources, Inc.
	15,000	3.80%, 06/01/2024	14,100
	175,000	4.50%, 04/15/2023	172,375
	45,000	4.90%, 06/01/2044	39,038
	50,000	5.00%, 09/15/2022	50,438
	30,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(2)	30,075
	331,000	Ecopetrol S.A. 5.88%, 05/28/2045	303,759
	2,484,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(2)	2,422,148
		MEG Energy Corp.
	50,000	6.50%, 01/15/2025(2)	49,375
	51,000	7.00%, 03/31/2024(2)	45,518
		Petrobras Global Finance B.V.
	1,335,000	5.38%, 01/27/2021	1,371,512
	110,000	6.13%, 01/17/2022	115,264
	145,000	6.85%, 06/05/2115	129,122
	125,000	7.38%, 01/17/2027	134,412
		Petroleos Mexicanos
	716,000	5.50%, 06/27/2044	628,290
	335,000	6.50%, 03/13/2027(2)	362,637
	180,000	QEP Resources, Inc. 5.38%, 10/01/2022	177,750

The accompanying notes are an integral part of these financial statements.

148

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Oil & Gas - 2.2% - (continued)
$	75,596	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(2)	$75,218
	30,000	SM Energy Co. 6.75%, 09/15/2026	30,225
	170,000	Tesoro Corp. 5.13%, 04/01/2024	179,350
		WPX Energy, Inc.
	95,000	5.25%, 09/15/2024	92,625
	135,000	6.00%, 01/15/2022	137,025
	1,322,000	YPF S.A. 8.50%, 07/28/2025(4)	1,495,512

			8,355,487

		Packaging & Containers - 0.1%
	130,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(2)	127,400
	130,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(2)	139,100
	260,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(2)	271,050

			537,550

		Pharmaceuticals - 0.0%
	115,000	Valeant Pharmaceuticals International, Inc. 7.00%, 03/15/2024(2)	117,300

		Pipelines - 0.4%
		DCP Midstream Operating L.P.
	40,000	3.88%, 03/15/2023	39,000
	145,000	4.95%, 04/01/2022	148,352
	555,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	625,416
	200,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(2)	220,730
	250,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	268,125
		Williams Cos., Inc.
	170,000	3.70%, 01/15/2023	167,450
	100,000	4.55%, 06/24/2024	102,375

			1,571,448

		REITS - 0.0%
	100,000	Equinix, Inc. 5.38%, 04/01/2023	104,125

		Retail - 0.1%
	130,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, 06/01/2026(2)	133,250
	185,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	184,538

			317,788

		Semiconductors - 0.1%
		Sensata Technologies B.V.
	55,000	5.00%, 10/01/2025(2)	56,169
	245,000	5.63%, 11/01/2024(2)	259,700

			315,869

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 14.0% - (continued)
		Software - 0.2%
		First Data Corp.
$	300,000	5.00%, 01/15/2024(2)	$306,825
	140,000	5.38%, 08/15/2023(2)	145,600
		MSCI, Inc.
	20,000	4.75%, 08/01/2026(2)	20,550
	45,000	5.25%, 11/15/2024(2)	47,700
	105,000	5.75%, 08/15/2025(2)	113,137
	50,000	Open Text Corp. 5.88%, 06/01/2026(2)	53,375

			687,187

		Telecommunications - 0.7%
	390,000	AT&T, Inc. 4.75%, 05/15/2046	365,318
	1,040,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(2)	1,080,404
	250,000	Nokia Oyj 6.63%, 05/15/2039	273,325
	329,000	Sprint Communications, Inc. 7.00%, 03/01/2020(2)	359,432
		Telecom Italia Capital S.A.
	125,000	6.00%, 09/30/2034	127,813
	40,000	6.38%, 11/15/2033	41,919
	350,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(2)	355,250

			2,603,461

		Total Corporate Bonds (cost $51,096,906)	$52,646,878

FOREIGN GOVERNMENT OBLIGATIONS - 25.1%
		Argentina - 2.2%
		Argentina Treasury Bill
$	429,246	2.56%, 07/14/2017	$427,098
	509,351	2.63%, 05/26/2017	508,346
	913,833	3.18%, 12/15/2017	897,382
	917,770	3.34%, 04/27/2018	889,132
ARS	6,668,037	Argentina Treasury Bond 2.25%, 04/28/2020(7)	437,999
		Argentine Republic Government International Bond
EUR	2,880,000	2.26%, 12/31/2038(3)	1,985,837
$	1,620,000	6.88%, 01/26/2027	1,711,530
	918,335	8.28%, 12/31/2033	1,026,239
	325,045	Provincia de Buenos Aires 9.95%, 06/09/2021(2)	375,492

			8,259,055

		Australia - 0.0%
AUD	155,000	Australia Government Bond 5.75%, 05/15/2021(4)	133,027

		Austria - 0.2%
		Austria Government Bond
EUR	330,000	1.65%, 10/21/2024(2)(4)	398,357
	400,000	1.95%, 06/18/2019(2)(4)	459,085

			857,442

		Belgium - 0.4%
		Belgium Government Bond
	440,000	1.25%, 06/22/2018(4)	489,434

The accompanying notes are an integral part of these financial statements.

149

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		Belgium - 0.4% - (continued)
$	430,000	2.60%, 06/22/2024(2)(4)	$546,938
	225,000	3.75%, 09/28/2020(2)(4)	280,801

			1,317,173

		Brazil - 0.8%
		Brazil Notas do Tesouro Nacional
BRL	499,061	6.00%, 08/15/2050(7)	172,459
	1,164,000	10.00%, 01/01/2021	367,745
$	2,630,000	Brazilian Government International Bond 5.00%, 01/27/2045	2,383,437

			2,923,641

		Bulgaria - 0.2%
EUR	515,000	Bulgaria Government International Bond 3.13%, 03/26/2035(4)	572,209

		Canada - 0.1%
		Canadian Government Bond
CAD	575,000	1.75%, 09/01/2019	431,171
	70,000	2.25%, 06/01/2025	54,851

			486,022

		Cayman Islands - 0.5%
		KSA Sukuk Ltd.
$	200,000	2.89%, 04/20/2022(2)	199,993
	1,503,000	3.63%, 04/20/2027(2)	1,509,824

			1,709,817

		Chile - 0.0%
CLP	25,000,000	Bonos de la Tesoreria de la Republica en pesos 6.00%, 01/01/2020	40,182

		Colombia - 0.7%
		Colombia Government International Bond
$	2,070,000	2.63%, 03/15/2023	2,003,760
	490,000	5.00%, 06/15/2045	494,900
COP	444,000,000	Colombian TES 10.00%, 07/24/2024	184,678

			2,683,338

		Croatia - 0.5%
EUR	1,715,000	Croatia Government International Bond 3.00%, 03/11/2025(4)	1,902,261

		Denmark - 0.1%
		Denmark Government Bond
DKK	500,000	1.75%, 11/15/2025	82,254
	1,745,000	4.00%, 11/15/2019	284,651

			366,905

		Dominican Republic - 0.4%
		Dominican Republic International Bond
$	565,000	5.50%, 01/27/2025(4)	585,707
	360,000	5.88%, 04/18/2024(4)	383,451
	360,000	7.45%, 04/30/2044(4)	408,150

			1,377,308

		Finland - 0.1%
		Finland Government Bond
EUR	150,000	1.13%, 09/15/2018(2)(4)	167,385
	225,000	1.50%, 04/15/2023(2)(4)	267,938

			435,323

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		France - 0.8%
		France Government Bond OAT
$	630,000	0.01%, 05/25/2020(4)(8)	$695,991
	445,000	0.50%, 11/25/2019(4)	497,412
	625,000	1.00%, 11/25/2018(4)	697,191
	790,000	3.00%, 04/25/2022(4)	995,481

			2,886,075

		Ghana - 0.1%
	520,000	Ghana Government International Bond 8.13%, 01/18/2026(4)	513,396

		Honduras - 0.0%
	150,000	Honduras Government International Bond 6.25%, 01/19/2027(2)	155,348

		Hungary - 1.2%
		Hungary Government International Bond
	2,996,000	5.38%, 02/21/2023	3,324,362
	1,100,000	6.38%, 03/29/2021	1,243,000

			4,567,362

		Indonesia - 1.1%
		Indonesia Government International Bond
	335,000	4.75%, 01/08/2026(4)	358,885
	200,000	5.13%, 01/15/2045(4)	212,222
	775,000	6.63%, 02/17/2037(4)	950,392
	1,460,000	7.75%, 01/17/2038(4)	2,008,275
IDR	3,848,000,000	Indonesia Treasury Bond 8.38%, 09/15/2026	313,810
		Perusahaan Penerbit SBSN Indonesia III
$	200,000	3.40%, 03/29/2022(2)	201,500
	200,000	4.15%, 03/29/2027(2)	203,750

			4,248,834

		Ireland - 0.1%
		Ireland Government Bond
EUR	205,000	3.40%, 03/18/2024(4)	268,432
	110,000	4.50%, 10/18/2018	128,463

			396,895

		Italy - 0.8%
		Italy Buoni Poliennali Del Tesoro
	1,300,000	1.50%, 08/01/2019	1,458,079
	415,000	3.75%, 09/01/2024	513,303
	815,000	4.75%, 09/01/2021	1,037,619

			3,009,001

		Ivory Coast - 0.3%
$	1,352,400	Ivory Coast Government International Bond 5.75%, 12/31/2032(3)(4)	1,296,952

		Japan - 0.5%
		Japan Government Five Year Bond
JPY	61,700,000	0.10%, 06/20/2020	558,269
	50,000,000	0.30%, 09/20/2018	451,653
	85,500,000	Japan Government Ten Year Bond 1.10%, 03/20/2021	804,977

			1,814,899

		Malaysia - 0.1%
		Malaysia Government Bond
MYR	1,095,000	3.80%, 09/30/2022	252,094
	440,000	3.96%, 09/15/2025	100,380
	575,000	5.73%, 07/30/2019	138,919

			491,393

The accompanying notes are an integral part of these financial statements.

150

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		Mexico - 2.3%
		Mexican Bonos
MXN	25,460,600	5.00%, 12/11/2019	$1,294,125
	3,969,600	6.50%, 06/09/2022	205,588
	1,749,000	8.00%, 06/11/2020	95,420
	6,414,100	10.00%, 12/05/2024	397,645
	21,710,700	Mexican Udibonos 4.00%, 11/08/2046(7)	1,200,848
		Mexico Government International Bond
$	520,000	3.50%, 01/21/2021	540,280
	310,000	4.15%, 03/28/2027	318,665
	2,306,000	4.35%, 01/15/2047	2,138,815
	1,240,000	4.75%, 03/08/2044	1,223,260
	1,130,000	6.05%, 01/11/2040	1,309,105

			8,723,751

		Mongolia - 0.1%
		Mongolia Government International Bond
	200,000	4.13%, 01/05/2018(4)	199,200
	255,000	5.13%, 12/05/2022(4)	243,536

			442,736

		Morocco - 0.1%
EUR	325,000	Morocco Government International Bond 3.50%, 06/19/2024(4)	385,884

		Netherlands - 0.4%
		Netherlands Government Bond
	435,000	0.25%, 01/15/2020	485,465
	545,000	1.25%, 01/15/2019(2)(4)	613,422
	290,000	2.00%, 07/15/2024(2)(4)	360,173

			1,459,060

		Nigeria - 0.1%
$	200,000	Nigeria Government International Bond 7.88%, 02/16/2032(2)	217,200

		Norway - 0.1%
		Norway Government Bond
NOK	295,000	2.00%, 05/24/2023(2)(4)	35,872
	1,305,000	3.75%, 05/25/2021(2)(4)	168,756

			204,628

		Oman - 0.2%
		Oman Government International Bond
$	200,000	3.88%, 03/08/2022(2)	202,319
	325,000	5.38%, 03/08/2027(2)	339,085
	200,000	5.38%, 03/08/2027(4)	208,668

			750,072

		Panama - 0.4%
	1,445,000	Panama Government International Bond 3.88%, 03/17/2028	1,490,084

		Paraguay - 0.1%
	200,000	Paraguay Government International Bond 4.70%, 03/27/2027(2)	203,800

		Peru - 0.1%
PEN	135,000	Peru Government Bond 8.20%, 08/12/2026	49,298
$	395,000	Peruvian Government International Bond 5.63%, 11/18/2050	478,937

			528,235

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		Poland - 0.2%
		Poland Government Bond
PLN	1,410,000	2.00%, 04/25/2021	$354,826
	1,100,000	5.25%, 10/25/2017	288,583
	865,000	Republic of Poland Government Bond 4.00%, 10/25/2023	235,114

			878,523

		Romania - 0.8%
RON	280,000	Romania Government Bond 5.75%, 04/29/2020	74,202
		Romanian Government International Bond
EUR	2,078,000	2.88%, 10/28/2024(4)	2,436,162
	495,000	3.88%, 10/29/2035(4)	566,217

			3,076,581

		Russia - 2.0%
		Russian Foreign Bond - Eurobond
$	1,200,000	4.75%, 05/27/2026(4)	1,266,372
	2,400,000	4.88%, 09/16/2023(4)	2,601,552
	3,100,000	5.00%, 04/29/2020(4)	3,312,920
	400,000	5.88%, 09/16/2043(4)	462,000

			7,642,844

		Saudi Arabia - 0.3%
	960,000	Saudi Government International Bond 4.50%, 10/26/2046(2)	948,605

		Singapore - 0.0%
SGD	130,000	Singapore Government Bond 3.00%, 09/01/2024	99,653

		South Africa - 0.4%
ZAR	7,070,000	Republic of South Africa Government Bond 6.25%, 03/31/2036	381,988
		South Africa Government Bond
	5,140,000	7.00%, 02/28/2031	320,447
	790,000	8.00%, 01/31/2030	54,156
	12,589,660	South Africa Government Bond - CPI Linked 2.00%, 01/31/2025(7)	921,463

			1,678,054

		Spain - 0.7%
		Spain Government Bond
EUR	420,000	0.25%, 01/31/2019	461,333
	135,000	1.30%, 10/31/2026(2)(4)	144,134
	155,000	1.95%, 04/30/2026(2)(4)	175,476
	710,000	2.75%, 10/31/2024(2)(4)	860,488
	770,000	5.50%, 04/30/2021(2)(4)	1,020,035

			2,661,466

		Sri Lanka - 0.1%
$	200,000	Sri Lanka Government International Bond 6.85%, 11/03/2025(4)	210,517

		Supranational - 0.1%
INR	18,000,000	International Finance Corp. 7.80%, 06/03/2019	287,549

		Sweden - 0.1%
		Sweden Government Bond
SEK	1,215,000	1.50%, 11/13/2023	148,969
	2,615,000	3.75%, 08/12/2017	298,889

			447,858

The accompanying notes are an integral part of these financial statements.

151

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 25.1% - (continued)
		Switzerland - 0.1%
		Switzerland Government Bond
CHF	50,000	2.00%, 05/25/2022(4)	$56,864
	145,000	3.00%, 01/08/2018(4)	149,538

			206,402

		Thailand - 0.1%
THB	7,420,000	Thailand Government Bond 3.63%, 06/16/2023	229,594

		Tunisia - 0.1%
		Banque Centrale de Tunisie International Bond
EUR	210,000	5.63%, 02/17/2024(4)	233,614
$	285,000	5.75%, 01/30/2025(4)	279,585

			513,199

		Turkey - 2.8%
TRY	780,000	Turkey Government Bond 9.40%, 07/08/2020	211,692
		Turkey Government International Bond
$	2,395,000	3.25%, 03/23/2023	2,246,510
	4,724,000	4.88%, 04/16/2043	4,269,315
	1,285,000	5.75%, 03/22/2024	1,362,892
	695,000	6.00%, 03/25/2027	743,650
	310,000	6.63%, 02/17/2045	347,416
	1,100,000	6.75%, 04/03/2018	1,142,130

			10,323,605

		Ukraine - 0.9%
		Ukraine Government International Bond
	1,100,000	7.75%, 09/01/2019(4)	1,122,044
	930,000	7.75%, 09/01/2021(2)	927,136
	100,000	7.75%, 09/01/2025(4)	94,850
	1,200,000	7.75%, 09/01/2027(4)	1,125,000

			3,269,030

		United Kingdom - 0.2%
		United Kingdom Gilt
GBP	120,000	1.50%, 01/22/2021(4)	162,558
	365,000	1.75%, 07/22/2019(4)	490,350
	170,000	2.00%, 07/22/2020(4)	233,011

			885,919

		Venezuela - 1.1%
		Venezuela Government International Bond
$	4,626,000	7.75%, 10/13/2019(4)	2,783,464
	2,115,300	12.75%, 08/23/2022(4)	1,301,544

			4,085,008

		Total Foreign Government Obligations (cost $93,340,398)	$94,293,715

MUNICIPAL BONDS - 1.9%
		General - 1.2%
$	915,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$1,143,357
		Puerto Rico Commonwealth Government Employees Retirement System
	3,090,000	6.15%, 07/01/2038	1,320,975
	2,000,000	6.20%, 07/01/2039	855,000
	2,365,000	6.30%, 07/01/2043	1,011,037
	485,000	6.55%, 07/01/2058	207,337

			4,537,706

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.9% - (continued)
		General Obligation - 0.7%
$	1,480,000	City of Chicago, IL, GO 7.05%, 01/01/2029	$1,515,298
	995,000	Illinois State, GO 5.10%, 06/01/2033	893,570

			2,408,868

		Total Municipal Bonds (cost $7,445,246)	$6,946,574

SENIOR FLOATING RATE INTERESTS - 25.3%(9)
		Advertising - 0.1%
$	582,007	Acosta Holdco, Inc. 4.25%, 09/26/2021	$541,023

		Aerospace/Defense - 0.6%
	690,938	Fly Funding II S.a.r.l. 3.79%, 02/09/2022	691,152
	1,637,282	TransDigm, Inc. 4.07%, 05/14/2022	1,635,038

			2,326,190

		Agriculture - 0.2%
	774,619	Pinnacle Operating Corp. 8.25%, 11/15/2021	721,039

		Airlines - 0.2%
	588,863	Delta Air Lines, Inc. 3.49%, 10/18/2018	592,961

		Auto Manufacturers - 0.2%
	580,614	Jaguar Holding Co. 4.33%, 08/18/2022	583,517

		Auto Parts & Equipment - 0.1%
	440,000	USI, Inc. 0.00%, 03/30/2024(10)	438,077

		Chemicals - 0.5%
	503,157	Chemours Co. 3.49%, 05/12/2022	506,619
	151,905	Ineos U.S. Finance LLC 3.74%, 03/31/2022	153,140
	508,763	MacDermid, Inc. 4.00%, 06/07/2023	510,671
	280,615	Minerals Technologies, Inc. 3.30%, 02/14/2024	282,018
	570,695	Nexeo Solutions LLC 5.04%, 06/09/2023	576,402

			2,028,850

		Coal - 0.4%
	255,032	Ascent Resources - Marcellus LLC 5.28%, 08/04/2020	177,459
	900,000	Foresight Energy LLC 0.00%, 03/10/2024(10)	868,779
	330,000	Peabody Energy Corp. 0.00%, 03/31/2022(10)	330,825

			1,377,063

		Commercial Services - 1.1%
		Brickman Group Ltd. LLC
	1,007,598	4.50%, 12/18/2020	1,010,953
	265,000	7.50%, 12/17/2021	266,161
	155,000	Capital Automotive L.P. 7.00%, 03/24/2025	158,100

The accompanying notes are an integral part of these financial statements.

152

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Commercial Services - 1.1% - (continued)
$	319,200	DigitalGlobe, Inc. 3.74%, 01/15/2024	$320,397
	240,000	Global Payments, Inc. 0.00%, 04/22/2023(10)	240,780
	198,000	KAR Auction Services, Inc. 4.50%, 03/09/2023	199,485
	428,925	Quikrete Holdings, Inc. 4.24%, 11/15/2023	429,551
	631,011	Russell Investment Group 6.74%, 06/01/2023	637,718
	380,000	Team Health Holdings, Inc. 3.75%, 02/06/2024	376,440
	498,750	Xerox Business Services LLC 4.99%, 12/07/2023	507,064

			4,146,649

		Distribution/Wholesale - 0.4%
	748,909	FPC Holdings, Inc. 5.25%, 11/19/2019	714,272
	302,273	PowerTeam Services LLC 4.40%, 05/06/2020	300,006
	443,888	Univar, Inc. 3.74%, 07/01/2022	444,997

			1,459,275

		Diversified Financial Services - 1.1%
	380,000	AlixPartners LLP 4.15%, 07/28/2022	383,120
	398,000	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	399,791
	545,000	EVO Payments International LLC 6.00%, 12/22/2023	550,793
	124,688	NFP Corp. 4.65%, 01/08/2024	125,545
	199,500	RP Crown Parent LLC 4.50%, 10/12/2023	200,954
	797,463	SAM Finance Lux S.a.r.l. 4.39%, 12/17/2020	803,843
		Telenet International Finance S.a.r.l.
	500,000	0.00%, 03/31/2025(10)	501,250
	1,050,000	3.97%, 01/31/2025	1,051,481

			4,016,777

		Electric - 0.7%
	550,838	Calpine Corp. 3.90%, 05/31/2023	552,562
	715,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	686,400
	235,000	Energy Future Intermediate Holding Co. LLC 4.30%, 06/30/2017	236,133
	375,000	Helix Gen Funding LLC 0.00%, 02/23/2024(10)	378,375
		Pike Corp.
	140,000	4.75%, 03/01/2024	141,400
	115,000	9.00%, 09/02/2024	116,437
	604,463	Seadrill Partners Finco LLC 4.15%, 02/21/2021	406,501

			2,517,808

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Electronics - 0.1%
$	474,572	Ceridian LLC 4.58%, 09/15/2020	$473,685

		Energy-Alternate Sources - 0.1%
		TEX Operations Co. LLC
	85,000	3.74%, 08/04/2023	84,814
	364,088	3.77%, 08/04/2023	363,290

			448,104

		Entertainment - 0.3%
	685,000	Eldorado Resorts LLC 0.00%, 03/13/2024(10)	683,288
	277,038	Scientific Games International, Inc. 4.99%, 10/01/2021	281,063

			964,351

		Environmental Control - 0.1%
	421,761	Advanced Disposal Services, Inc. 3.70%, 11/10/2023	425,223

		Food - 0.6%
	1,258,092	Albertsons LLC 3.99%, 08/22/2021	1,262,156
	524,020	Hostess Brands LLC 4.00%, 08/03/2022	528,280
	455,000	JBS USA LLC 3.48%, 10/30/2022	456,870

			2,247,306

		Healthcare-Products - 0.4%
	519,710	Alere, Inc. 4.25%, 06/18/2022	522,090
	260,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	261,056
	213,925	Revlon Consumer Products Corp. 4.49%, 09/07/2023	214,141
	510,950	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	509,673

			1,506,960

		Healthcare-Services - 1.6%
	568,903	American Renal Holdings, Inc. 4.75%, 09/20/2019	572,106
	175,500	CDRH Parent, Inc. 5.32%, 07/01/2021	153,563
		Community Health Systems, Inc.
	253,958	3.77%, 12/31/2019	252,909
	744,151	4.02%, 01/27/2021	739,188
	649,809	Envision Healthcare Corp. 4.15%, 12/01/2023	655,820
	213,925	Genoa, a QoL Healthcare Co. LLC 4.90%, 10/28/2023	214,817
	663,338	inVentiv Health, Inc. 4.80%, 11/09/2023	666,747
	1,003,314	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	1,016,036
	201,059	Opal Acquisition, Inc. 5.15%, 11/27/2020	188,995
	539,403	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	536,485
	259,040	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	260,335

The accompanying notes are an integral part of these financial statements.

153

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Healthcare-Services - 1.6% - (continued)
$	775,188	U.S. Renal Care, Inc. 5.40%, 12/31/2022	$734,490

			5,991,491

		Holding Companies-Diversified - 0.1%
	300,000	PSAV Holdings LLC 0.00%, 04/21/2024(10)	299,250

		Household Products/Wares - 0.1%
	260,000	Galleria Co. 4.00%, 09/29/2023	261,734

		Insurance - 1.4%
		Asurion LLC
	1,159,935	4.25%, 08/04/2022	1,166,942
	298,911	4.75%, 11/03/2023	301,153
	1,585,000	8.50%, 03/03/2021	1,608,109
	389,813	Evertec Group LLC 3.49%, 04/17/2020	388,596
	99,743	HUB International Ltd. 4.03%, 10/02/2020	100,210
		Sedgwick Claims Management Services, Inc.
	989,796	3.75%, 03/01/2021	990,043
	375,000	6.75%, 02/28/2022	375,311
	392,863	USI, Inc. 4.25%, 12/27/2019	390,899

			5,321,263

		IT Services - 0.2%
	870,000	Tempo Acquisition LLC 0.00%, 03/15/2024(10)	869,348

		Leisure Time - 1.0%
	438,900	Boyd Gaming Corp. 3.45%, 09/15/2023	440,594
		Delta 2 (LUX) S.a.r.l.
	2,253,002	4.57%, 02/01/2024	2,255,255
	567,000	8.07%, 07/29/2022	571,961
	384,708	Town Sports International LLC 4.50%, 11/15/2020	341,429

			3,609,239

		Lodging - 0.7%
		Caesars Entertainment Operating Co.
	550,000	0.00%, 03/31/2024(10)	546,700
	1,251,442	1.50%, 03/01/2022*	1,455,840
	447,350	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	449,587

			2,452,127

		Machinery-Construction & Mining - 0.5%
	971,552	American Rock Salt Holdings LLC 4.90%, 05/20/2021	971,552
	381,425	Headwaters, Inc. 4.00%, 03/24/2022	381,997
	375,090	Neff Rental LLC 7.54%, 06/09/2021	375,090

			1,728,639

		Machinery-Diversified - 0.6%
	798,188	Brand Energy & Infrastructure Services, Inc. 4.92%, 11/26/2020	800,183

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Machinery-Diversified - 0.6% - (continued)
$	395,650	Gardner Denver, Inc. 4.41%, 07/30/2020	$395,321
	1,027,211	Gates Global LLC 4.41%, 04/01/2024	1,031,834

			2,227,338

		Media - 1.6%
	856,869	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	835,807
	360,027	AVSC Holding Corp. 4.50%, 01/24/2021	359,278
	180,000	CBS Radio, Inc. 0.00%, 03/02/2024(10)	181,201
	965,250	Charter Communications Operating LLC 3.24%, 01/15/2024	969,835
	517,050	Getty Images, Inc. 4.75%, 10/18/2019	456,726
	711,178	ION Media Networks, Inc. 4.50%, 12/18/2020	717,849
	285,000	Numericable Group S.A. 0.00%, 06/21/2025(10)	283,495
	497,500	Numericable U.S. LLC 4.42%, 01/14/2025	497,873
	864,266	Tribune Media Co. 3.99%, 01/27/2024	869,131
	921,824	Virgin Media Bristol LLC 3.74%, 01/31/2025	925,069

			6,096,264

		Metal Fabricate/Hardware - 0.2%
	686,138	Rexnord LLC 3.85%, 08/21/2023	688,224

		Miscellaneous Manufacturing - 0.2%
	836,836	Sram LLC 5.50%, 03/15/2024	834,744

		Oil & Gas - 0.6%
	355,000	California Resources Corp. 11.38%, 12/31/2021	390,056
	345,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	372,493
	268,125	Drillships Ocean Ventures, Inc. 7.50%, 07/25/2021	248,573
	620,819	Pinnacle Holdco S.a.r.l. 4.75%, 07/30/2019	502,864
		Western Refining, Inc.
	517,613	5.25%, 11/12/2020	518,260
	371,250	5.50%, 06/23/2023	371,714

			2,403,960

		Oil & Gas Services - 0.2%
	885,263	Crosby U.S. Acquisition Corp. 4.05%, 11/23/2020	819,426
	261,313	Paragon Offshore Finance Co. 5.75%, 07/18/2021	99,952

			919,378

		Packaging & Containers - 1.1%
		Berry Plastics Group, Inc.
	444,710	3.24%, 01/06/2021	447,062
	698,147	3.51%, 10/01/2022	702,510
	390,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	391,708

The accompanying notes are an integral part of these financial statements.

154

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Packaging & Containers - 1.1% - (continued)
$	199,500	Proampac PG Borrower LLC 5.03%, 11/18/2023	$202,293
	1,889,311	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	1,898,644
	672,963	Signode Industrial Group U.S., Inc. 3.80%, 05/01/2021	675,487

			4,317,704

		Pharmaceuticals - 0.3%
	705,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(10)	710,288
	443,913	Valeant Pharmaceuticals International, Inc. 5.74%, 04/01/2022	446,456

			1,156,744

		Real Estate - 0.4%
		DTZ U.S. Borrower LLC
	1,450,742	4.34%, 11/04/2021	1,455,979
	22,553	9.47%, 11/04/2022	22,441

			1,478,420

		REITS - 0.2%
	806,850	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	808,294

		Retail - 2.2%
	449,064	B.C. Unlimited Liability Co. 3.33%, 02/16/2024	449,176
	1,245,000	Bass Pro Group LLC 6.15%, 12/16/2023	1,211,460
	452,725	Coinstar LLC 5.25%, 09/27/2023	453,716
	421,813	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	420,496
	511,760	J. Crew Group, Inc. 4.05%, 03/05/2021	335,914
	918,518	Michaels Stores, Inc. 3.75%, 01/30/2023	916,506
	815,831	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	649,948
	892,523	Party City Holdings, Inc. 4.11%, 08/19/2022	891,533
		Rite Aid Corp.
	745,000	4.88%, 06/21/2021	745,700
	325,000	5.75%, 08/21/2020	325,507
	1,756,054	U.S. Foods, Inc. 3.74%, 06/27/2023	1,771,262

			8,171,218

		Semiconductors - 0.1%
	351,755	ON Semiconductor Corp. 3.24%, 03/31/2023	353,239

		Software - 2.9%
	280,000	CCC Information Services, Inc. 0.00%, 03/29/2024(10)	278,670
	550,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	551,447
	557,204	Dell, Inc. 3.50%, 09/07/2023	559,165
	582,530	Epicor Software Corp. 4.75%, 06/01/2022	581,621

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 25.3%(9) - (continued)
		Software - 2.9% - (continued)
		First Data Corp.
$	1,362,112	3.99%, 07/10/2022	$1,369,263
	2,203,504	3.99%, 04/26/2024	2,202,578
	665,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	667,580
	634,914	Infor U.S., Inc. 3.90%, 02/01/2022	633,428
	205,000	iPayment, Inc. 0.00%, 04/06/2023(10)	205,769
	54,171	MA FinanceCo LLC 0.00%, 04/18/2024(10)	54,323
	859,538	Magic Newco LLC 5.00%, 12/12/2018	860,303
	550,000	Misys Europe S.A. 0.00%, 04/27/2024(10)	553,784
	365,829	Seattle Spinco, Inc. 0.00%, 04/30/2024(10)	366,857
	799,586	SS&C Technologies, Inc. 3.24%, 07/08/2022	805,087
	1,230,700	WEX, Inc. 4.49%, 07/01/2023	1,242,626

			10,932,501

		Telecommunications - 1.5%
	813,358	Entravision Communications Corp. 3.65%, 05/31/2020	815,392
	1,000,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	1,002,860
	419,568	LTS Buyer LLC 4.40%, 04/13/2020	420,692
	141,900	Salem Communications Corp. 4.50%, 03/13/2020	139,062
	1,295,000	Sprint Communications, Inc. 3.50%, 02/02/2024	1,295,816
	1,606,185	Univision Communications, Inc. 3.75%, 03/15/2024	1,594,893
	282,410	Zayo Group LLC 3.50%, 01/19/2024	284,192

			5,552,907

		Trucking & Leasing - 0.4%
	890,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	902,958
	605,128	Consolidated Container Co. LLC 5.00%, 07/03/2019	605,128
	170,000	Utility One Source L.P. 0.00%, 04/07/2023(10)	172,550

			1,680,636

		Total Senior Floating Rate Interests (cost $95,583,101)	$94,969,520

U.S. GOVERNMENT AGENCIES - 0.9%
		FHLMC - 0.9%
$	5,179,894	0.30%, 10/25/2020(1)(11)	$29,810
	1,865,000	4.44%, 10/25/2029(1)	1,911,115
	1,420,000	4.89%, 04/25/2029(1)	1,511,460

			3,452,385

The accompanying notes are an integral part of these financial statements.

155

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 0.9% - (continued)
		FNMA - 0.0%
$	278,605	5.50%, 06/25/2042(11)	$59,304

		Total U.S. Government Agencies (cost $3,363,749)	$3,511,689

U.S. GOVERNMENT SECURITIES - 4.7%
		U.S. Treasury Securities - 4.7%
		U.S. Treasury Bonds - 0.8%
$	1,190,000	3.00%, 11/15/2045	$1,198,739
	1,335,000	3.75%, 11/15/2043(12)	1,538,066
	50,000	5.38%, 02/15/2031	67,437

			2,804,242

		U.S. Treasury Notes - 3.9%
	5,706,751	0.13%, 04/15/2022(7)	5,743,811
	647,400	0.88%, 01/31/2018(12)	646,439
	7,373,700	1.25%, 12/15/2018(12)(13)	7,376,001
	495,000	2.00%, 02/15/2025	488,638
	526,000	2.13%, 08/15/2021(12)	534,568

			14,789,457

			17,593,699

		Total U.S. Government Securities (cost $17,553,072)	$17,593,699

COMMON STOCKS - 0.3%
		Energy - 0.3%
$	83,644,001	KCA Deutag*(2)(14)(15)	$921,673
	17,105	Templar Energy LLC Class A*(14)(15)	171,048

			1,092,721

		Utilities - 0.0%
	500,000	TCEH Corp.*(14)(15)	1
	8,337	Vistra Energy Corp.	124,638

			124,639

		Total Common Stocks (cost $1,425,000)	$1,217,360

		Total Long-Term Investments (cost $335,987,634)	$337,985,242

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 10.1%
		Other Investment Pools & Funds - 10.1%
$	37,972,195	Fidelity Institutional Government Fund, Institutional Class	$37,972,195

		Total Short-Term Investments (cost $37,972,195)	$37,972,195

Total Investments Excluding Purchased Options (cost $373,959,829)	100.1%	$375,957,437

Total Purchased Options (cost $50,820)	0.0%	$73,223

Total Investments (cost $374,010,649)^	100.1%	$376,030,660
Other Assets and Liabilities	(0.1)%	(523,593)

Total Net Assets	100.0%	$375,507,067

The accompanying notes are an integral part of these financial statements.

156

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$9,952,029
Unrealized Depreciation	(7,932,018)

Net Unrealized Appreciation	$2,020,011

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $48,921,396, which represented 13.0% of total net assets.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $51,620,340, which represented 13.7% of total net assets.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $910,000 at April 30, 2017.

(7)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(8)	Security is a zero-coupon bond.

(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(11)	Securities disclosed are interest-only strips.

(12)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(13)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(14)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $1,092,722, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(15)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
03/2011	83,644,001	KCA Deutag	$1,133,544
10/2016	500,000	TCEH Corp.	—
10/2016	17,105	Templar Energy LLC Class A	146,456

			$1,280,000

The accompanying notes are an integral part of these financial statements.

157

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

At April 30, 2017, the aggregate value of these securities was $1,092,722, which represented 0.3% of total net assets.

Represents or includes a TBA transaction.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counterparty	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/TRY Call	GSC	3.59 TRY per USD	05/24/17	USD	1,867,000	$27,385	$19,510	$7,875
USD Put/TRY Call	GSC	3.71 TRY per USD	04/06/18	USD	124,000	45,838	31,310	14,528

Total Puts					1,991,000	$73,223	$50,820	$22,403

Total purchased option contracts					1,991,000	$73,223	$50,820	$22,403

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counterparty	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.XOV.27	BCLY	300.00 EUR	05/17/17	EUR	(23,970,000)	$(426,025)	$(244,356)	$(181,669)

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.EUR.27	BCLY	300.00 EUR	05/17/17	EUR	(23,970,000)	$(17,751)	$(285,082)	$267,331

Total written swaption contracts					(47,940,000)	$(443,776)	$(529,438)	$85,662

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
10-Year Mini JGB Future	4	06/12/2017	$539,210	$541,933	$2,723
Australian 10-Year Bond Future	3	06/15/2017	282,920	291,401	8,481
Australian 3-Year Bond Future	9	06/15/2017	749,550	755,592	6,042
Australian Dollar Future	19	05/15/2017	1,429,808	1,421,200	(8,608)
Canadian Dollar Future	69	06/20/2017	5,174,025	5,050,800	(123,225)
Canadian Government 10-Year Bond Future	3	06/21/2017	299,841	306,714	6,873
Euro-BOBL Future	17	06/08/2017	2,441,322	2,441,796	474
Euro-BTP Future	9	06/08/2017	1,273,280	1,291,245	17,965
Euro-OAT Future	11	06/08/2017	1,756,604	1,795,427	38,823
Euro-Schatz Future	4	06/08/2017	489,301	489,052	(249)
Eurodollar 90-Day Future	100	09/18/2017	24,650,954	24,650,000	(954)
Japan 10-Year Bond Future	4	06/13/2017	5,392,086	5,418,973	26,887
U.S. 10-Year Ultra Future	18	06/21/2017	2,458,439	2,438,156	(20,283)
U.S. Treasury 10-Year Note Future	650	06/21/2017	80,701,628	81,717,188	1,015,560
U.S. Treasury 5-Year Note Future	315	06/30/2017	36,999,560	37,297,969	298,409
U.S. Treasury Long Bond Future	71	06/21/2017	10,678,728	10,860,781	182,053

Total					$1,450,971

Short position contracts:
British Pound Future	46	06/19/2017	$3,537,992	$3,727,150	$(189,158)
Euro BUXL 30-Year Bond Future	4	06/08/2017	724,608	737,064	(12,456)
Euro FX Future	33	06/19/2017	4,400,363	4,504,912	(104,549)
Euro-Bund Future	32	06/08/2017	5,604,644	5,639,261	(34,617)
Eurodollar 3-Month Future	199	09/17/2018	48,896,394	48,874,400	21,994

The accompanying notes are an integral part of these financial statements.

158

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017 - (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Short position contracts: - (continued)
Japanese Yen Future	58	06/19/2017	$6,427,194	$6,520,650	$(93,456)
Long Gilt Future	47	06/28/2017	7,736,233	7,808,354	(72,121)
Swiss Franc Future	17	06/19/2017	2,105,730	2,143,700	(37,970)
U.S. Treasury 2-Year Note Future	185	06/30/2017	40,047,711	40,072,735	(25,024)
U.S. Treasury Ultra Bond Future	6	06/21/2017	962,052	977,625	(15,573)

Total					$(562,930)

Total futures contracts					$888,041

TBA Sale Commitments Outstanding at April 30, 2017
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.50%	$20,000,000	05/01/2047	$(20,564,844)	$(71,089)

Total (proceeds $20,493,755)			$(20,564,844)	$(71,089)

At April 30, 2017, the aggregate market value of TBA Sale Commitments represents (5.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06	MSC	USD	199,419	(0.32%)	07/25/45	$37,175	$—	$29,603	$(7,572)
ABX.HE.AAA.06	MSC	USD	78,292	(0.18%)	07/25/45	1,724	—	1,454	(270)
ABX.HE.AAA.06	JPM	USD	140,926	(0.18%)	07/25/45	3,077	—	2,616	(461)
ABX.HE.AAA.06	GSC	USD	53,239	(0.18%)	07/25/45	4,791	—	988	(3,803)
ABX.HE.AAA.06-1	GSC	USD	15,386	(0.18%)	07/25/45	1,423	—	285	(1,138)
ABX.HE.AAA.07	JPM	USD	245,881	(0.09%)	08/25/37	58,710	—	23,643	(35,067)
ABX.HE.AAA.07	GSC	USD	389,896	(0.09%)	08/25/37	88,151	—	37,491	(50,660)
ABX.HE.AAA.07	MSC	USD	835,994	(0.09%)	08/25/37	200,121	—	80,389	(119,732)
ABX.HE.AAA.07	CSI	USD	1,113,488	(0.09%)	08/25/37	289,464	—	107,069	(182,395)
ABX.HE.PENAAA.06	JPM	USD	400,645	(0.11%)	05/25/46	45,669	—	37,013	(8,656)
ABX.HE.PENAAA.06-2	CSI	USD	629,477	(0.11%)	05/25/46	71,918	—	58,156	(13,762)
CMBX.NA.A.7	JPM	USD	560,000	(2.00%)	01/17/47	21,597	—	18,867	(2,730)
CMBX.NA.A.9	MSC	USD	800,000	(2.00%)	09/17/58	28,101	—	32,926	4,825
CMBX.NA.A.9	MSC	USD	415,000	(2.00%)	09/17/58	18,390	—	17,080	(1,310)
CMBX.NA.A.9	DEUT	USD	285,000	(2.00%)	09/17/58	14,428	—	11,714	(2,714)
CMBX.NA.AA.7	CSI	USD	910,000	(1.50%)	01/17/47	28,291	—	7,144	(21,147)
CMBX.NA.AA.7	CSI	USD	1,040,000	(1.50%)	01/17/47	32,332	—	8,164	(24,168)
CMBX.NA.AA.7	CSI	USD	1,200,000	(1.50%)	01/17/47	37,306	—	9,420	(27,886)
CMBX.NA.AA.8	MSC	USD	420,000	(1.50%)	10/17/57	16,876	—	8,972	(7,904)
CMBX.NA.AJ.4	CSI	USD	407,343	(0.96%)	02/17/51	99,876	—	61,541	(38,335)
CMBX.NA.AS.7	GSC	USD	685,000	(1.00%)	01/17/47	14,911	—	(1,424)	(16,335)
CMBX.NA.AS.7	CSI	USD	1,385,000	(1.00%)	01/17/47	25,133	—	(2,879)	(28,012)
CMBX.NA.AS.8	DEUT	USD	330,000	(1.00%)	10/17/57	24,114	—	1,348	(22,766)
CMBX.NA.BB.8	CSI	USD	410,000	(5.00%)	10/17/57	96,323	—	105,644	9,321
CMBX.NA.BB.8	JPM	USD	230,000	(5.00%)	10/17/57	54,035	—	58,274	4,239
CMBX.NA.BB.8	CSI	USD	185,000	(5.00%)	10/17/57	43,864	—	47,668	3,804
CMBX.NA.BB.8	CSI	USD	205,000	(5.00%)	10/17/57	49,428	—	52,822	3,394
CMBX.NA.BB.8	JPM	USD	230,000	(5.00%)	10/17/57	55,456	—	58,274	2,818
CMBX.NA.BB.8	GSC	USD	195,000	(5.00%)	10/17/57	47,752	—	50,246	2,494

The accompanying notes are an integral part of these financial statements.

159

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Buy protection: - (continued)
CMBX.NA.BB.8	GSC	USD	195,000	(5.00%)	10/17/57	$48,120	$—	$50,245	$2,125
CMBX.NA.BB.9	JPM	USD	205,000	(5.00%)	09/17/58	39,583	—	39,501	(82)
CMBX.NA.BB.9	CSI	USD	35,000	(5.00%)	09/17/58	7,651	—	6,885	(766)
CMBX.NA.BB.9	CSI	USD	970,000	(5.00%)	09/17/58	203,706	—	191,084	(12,622)
CMBX.NA.BBB.10	MSC	USD	295,000	(3.00%)	11/17/59	19,325	—	28,798	9,473
CMBX.NA.BBB.10	MSC	USD	535,000	(3.00%)	11/17/59	41,869	—	52,226	10,357
CMBX.NA.BBB.10	MSC	USD	180,000	(3.00%)	11/17/59	17,723	—	17,572	(151)
CMBX.NA.BBB.7	GSC	USD	270,000	(3.00%)	01/17/47	23,179	—	21,707	(1,472)
CMBX.NA.BBB.7	CSI	USD	530,000	(3.00%)	01/17/47	51,226	—	42,609	(8,617)
CMBX.NA.BBB.7	CSI	USD	570,000	(3.00%)	01/17/47	55,092	—	45,825	(9,267)
CMBX.NA.BBB.7	MSC	USD	630,000	(3.00%)	01/17/47	64,474	—	50,649	(13,825)
CMBX.NA.BBB.7	MSC	USD	675,000	(3.00%)	01/17/47	50,293	—	54,380	4,087
CMBX.NA.BBB.7	DEUT	USD	275,000	(3.00%)	01/17/47	19,986	—	22,108	2,122
CMBX.NA.BBB.7	MSC	USD	380,000	(3.00%)	01/17/47	31,344	—	30,550	(794)
CMBX.NA.BBB.7	GSC	USD	215,000	(3.00%)	01/17/47	19,300	—	17,303	(1,997)
CMBX.NA.BBB.7	DEUT	USD	280,000	(3.00%)	01/17/47	26,553	—	22,511	(4,042)
CMBX.NA.BBB.7	GSC	USD	680,000	(3.00%)	01/17/47	63,114	—	54,669	(8,445)
CMBX.NA.BBB.7	DEUT	USD	295,000	(3.00%)	01/17/47	36,496	—	23,717	(12,779)
CMBX.NA.BBB.7	GSC	USD	265,000	(3.00%)	01/17/47	36,774	—	21,305	(15,469)
CMBX.NA.BBB.7	MSC	USD	1,915,000	(3.00%)	01/17/47	185,107	—	153,957	(31,150)
CMBX.NA.BBB.9	MSC	USD	280,000	(3.00%)	09/17/58	30,594	—	30,482	(112)
CMBX.NA.BBB.9	MSC	USD	260,000	(3.00%)	09/17/58	30,257	—	28,260	(1,997)
CMBX.NA.BBB.9	DEUT	USD	25,000	(3.00%)	09/17/58	2,833	—	2,721	(112)
CMBX.NA.BBB.9	MSC	USD	160,000	(3.00%)	09/17/58	18,812	—	17,392	(1,420)
CMBX.NA.BBB.9	JPM	USD	255,000	(3.00%)	09/17/58	29,220	—	27,100	(2,120)
CMBX.NA.BBB.9	GSC	USD	590,000	(3.00%)	09/17/58	67,794	—	64,228	(3,566)
CMBX.NA.BBB.9	CSI	USD	595,000	(3.00%)	09/17/58	68,912	—	64,673	(4,239)
CMBX.NA.BBB.9	MSC	USD	525,000	(3.00%)	09/17/58	62,739	—	57,064	(5,675)
CMBX.NA.BBB.9	DEUT	USD	815,000	(3.00%)	09/17/58	100,063	—	88,722	(11,341)
CMBX.NA.BBB.9	JPM	USD	875,000	(3.00%)	09/17/58	109,315	—	92,994	(16,321)

Total						$3,071,890	$—	$2,345,745	$(726,145)

Sell protection:
CMBX.NA.AAA.6	DEUT	USD	4,237,629	0.50%	05/11/63	$—	$(103,288)	$(206)	$103,082
CMBX.NA.AAA.6	JPM	USD	1,934,505	0.50%	05/11/63	—	(60,397)	741	61,138
CMBX.NA.AAA.6	JPM	USD	4,962,944	0.50%	05/11/63	—	(46,390)	1,902	48,292
CMBX.NA.AAA.6	CSI	USD	417,305	0.50%	05/11/63	—	(4,452)	(20)	4,432
CMBX.NA.AAA.6	CSI	USD	357,690	0.50%	05/11/63	—	(3,816)	(17)	3,799
CMBX.NA.AAA.6	CSI	USD	109,294	0.50%	05/11/63	—	(1,166)	(5)	1,161
CMBX.NA.AJ.4	MLI	USD	407,343	0.96%	02/17/51	—	(70,831)	(61,562)	9,269
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	—	(203,771)	(182,565)	21,206
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	—	(112,526)	(104,458)	8,068
CMBX.NA.BB.6	CSI	USD	375,000	5.00%	05/11/63	—	(73,928)	(70,475)	3,453
CMBX.NA.BB.6	GSC	USD	10,000	5.00%	05/11/63	—	(1,695)	(1,882)	(187)
CMBX.NA.BB.6	CSI	USD	725,000	5.00%	05/11/63	—	(133,216)	(136,252)	(3,036)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(134,135)	(137,192)	(3,057)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(134,135)	(137,192)	(3,057)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(134,135)	(137,192)	(3,057)
CMBX.NA.BB.6	GSC	USD	195,000	5.00%	05/11/63	—	(33,226)	(36,701)	(3,475)
CMBX.NA.BB.6	CSI	USD	195,000	5.00%	05/11/63	—	(33,012)	(36,701)	(3,689)
CMBX.NA.BB.6	MSC	USD	205,000	5.00%	05/11/63	—	(34,010)	(38,584)	(4,574)
CMBX.NA.BB.6	JPM	USD	230,000	5.00%	05/11/63	—	(37,454)	(42,299)	(4,845)
CMBX.NA.BB.6	CSI	USD	185,000	5.00%	05/11/63	—	(27,800)	(34,820)	(7,020)
CMBX.NA.BB.6	JPM	USD	230,000	5.00%	05/11/63	—	(34,121)	(42,298)	(8,177)
CMBX.NA.BB.6	MSC	USD	2,219,000	5.00%	05/11/63	—	(407,758)	(417,026)	(9,268)
CMBX.NA.BB.6	CSI	USD	410,000	5.00%	05/11/63	—	(60,825)	(77,167)	(16,342)

The accompanying notes are an integral part of these financial statements.

160

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices: - (continued)
Sell protection: - (continued)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	$—	$(60,089)	$(103,364)	$(43,275)
CMBX.NA.BB.8	GSC	USD	735,000	5.00%	10/17/57	—	(223,455)	(189,182)	34,273
CMBX.NA.BB.8	CSI	USD	1,255,000	5.00%	10/17/57	—	(350,929)	(323,025)	27,904
CMBX.NA.BB.8	CSI	USD	1,245,000	5.00%	10/17/57	—	(348,133)	(320,451)	27,682
CMBX.NA.BB.8	CSI	USD	805,000	5.00%	10/17/57	—	(225,098)	(207,199)	17,899
CMBX.NA.BB.8	MSC	USD	578,000	5.00%	10/17/57	—	(161,634)	(148,772)	12,862
CMBX.NA.BB.8	MSC	USD	210,000	5.00%	10/17/57	—	(60,378)	(54,052)	6,326
CMBX.NA.BB.8	MSC	USD	180,000	5.00%	10/17/57	—	(51,677)	(46,330)	5,347
CMBX.NA.BB.8	GSC	USD	80,000	5.00%	10/17/57	—	(23,635)	(20,591)	3,044
CMBX.NA.BB.8	GSC	USD	145,000	5.00%	10/17/57	—	(40,363)	(37,322)	3,041
CMBX.NA.BB.8	GSC	USD	20,000	5.00%	10/17/57	—	(2,319)	(5,148)	(2,829)
CMBX.NA.BB.8	JPM	USD	205,000	5.00%	10/17/57	—	(45,262)	(52,765)	(7,503)
CMBX.NA.BB.8	MLI	USD	340,000	5.00%	10/17/57	—	(42,832)	(87,512)	(44,680)
CMBX.NA.BB.8	UBS	USD	365,000	5.00%	10/17/57	—	(41,381)	(93,947)	(52,566)
CMBX.NA.BB.8	MLI	USD	370,000	5.00%	10/17/57	—	(33,397)	(95,235)	(61,838)
CMBX.NA.BB.8	BOA	USD	462,000	5.00%	10/17/57	—	(31,816)	(118,914)	(87,098)
CMBX.NA.BB.9	GSC	USD	395,000	5.00%	09/17/58	—	(108,514)	(77,703)	30,811
CMBX.NA.BB.9	MLI	USD	210,000	5.00%	09/17/58	—	(58,284)	(41,310)	16,974
CMBX.NA.BB.9	JPM	USD	220,000	5.00%	09/17/58	—	(59,417)	(43,278)	16,139
CMBX.NA.BB.9	MLI	USD	205,000	5.00%	09/17/58	—	(55,366)	(40,327)	15,039
CMBX.NA.BB.9	GSC	USD	180,000	5.00%	09/17/58	—	(49,023)	(35,409)	13,614
CMBX.NA.BBB.8	MSC	USD	540,000	3.00%	10/17/57	—	(91,006)	(83,186)	7,820
PrimeX.ARM.2	MSC	USD	786,266	4.58%	12/25/37	28,526	—	10,982	(17,544)
PrimeX.ARM.2	JPM	USD	214,777	4.58%	12/25/37	8,942	—	3,000	(5,942)

Total						$37,468	$(4,050,095)	$(3,903,011)	$109,616

Total traded indices						$3,109,358	$(4,050,095)	$(1,557,266)	$(616,529)
Credit default swaps on single-name issues:

Sell protection:
Brazil (Federated Republic of)	GSC	USD	667,000	1.00%/1.95%	12/20/21	$—	$(32,555)	$(26,663)	$5,892
Brazil (Federated Republic of)	GSC	USD	1,304,000	1.00%/2.15%	06/20/22	—	(73,263)	(69,846)	3,417
Brazilian Government International Bond	BCLY	USD	660,000	1.00%/1.95%	12/20/21	—	(57,889)	$(26,384)	31,505
Peruvian Government International Bond	GSC	USD	1,465,000	1.00%/0.72%	06/20/21	—	(31,189)	17,941	49,130

Total						$—	$(194,896)	$(104,952)	$89,944

Total single-name issues						$—	$(194,896)	$(104,952)	$89,944

Total OTC contracts						$3,109,358	$(4,244,991)	$(1,662,218)	$(526,585)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

The accompanying notes are an integral part of these financial statements.

161

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	5,525,000	(1.00%)	06/20/22	$299,995	$238,546	$(61,449)
CDX.NA.HY.27	USD	12,660,120	(5.00%)	12/20/21	780,246	1,074,511	294,265
CDX.NA.HY.28	USD	2,993,000	(5.00%)	06/20/22	199,959	237,339	37,380
CDX.NA.HY.28	USD	16,775,000	(5.00%)	06/20/22	(1,028,422)	(1,329,757)	(301,335)
CDX.NA.IG.28	USD	11,444,000	(1.00%)	06/20/22	(176,747)	(209,961)	(33,214)
ITRAXX.XOV.27	EUR	7,693,000	(5.00%)	06/20/22	779,792	936,665	156,873

Total					$854,823	$947,343	$92,520

Total					$854,823	$947,343	$92,520

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at April 30, 2017
Receive	Pay	Maturity Date(1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.800% based on the notional amount of currency delivered	09/20/22	DEUT	USD	415,289	CNH	2,863,000	$—	$(2,637)	$166	$2,803
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.585% based on the notional amount of currency delivered	09/20/22	GSC	USD	784,976	CNH	5,465,000	—	(10,535)	$(7,744)	2,791
Fixed Rate equal to 4.800% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	DEUT	CNH	2,863,000	USD	415,289	2,637	—	3,973	1,336
Fixed Rate equal to 4.585% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	GSC	CNH	5,465,000	USD	784,976	10,535	—	7,426	(3,109)

Total								$13,172	$(13,172)	$3,821	$3,821

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.90% Fixed	CPURNSA	USD	20,889,000	07/15/24	$—	$—	$615,543	$615,543

The accompanying notes are an integral part of these financial statements.

162

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/08/17	SSG	$309,664	$304,715	$(4,949)
AUD	Buy	05/08/17	BNP	301,347	294,982	(6,365)
AUD	Buy	05/08/17	NAB	330,307	323,432	(6,875)
AUD	Buy	06/06/17	TDB	119,594	119,728	134
BRL	Buy	06/21/17	MSC	1,146,678	1,139,233	(7,445)
BRL	Buy	06/21/17	MSC	1,136,763	1,127,720	(9,043)
BRL	Buy	06/21/17	MSC	1,137,179	1,123,674	(13,505)
BRL	Buy	06/21/17	MSC	1,166,683	1,141,101	(25,582)
BRL	Sell	06/21/17	MSC	1,183,546	1,160,393	23,153
BRL	Sell	06/21/17	MSC	1,165,140	1,155,726	9,414
BRL	Sell	06/21/17	SCB	187,144	183,908	3,236
BRL	Sell	06/21/17	SSG	2,011,585	2,031,700	(20,115)
CAD	Buy	05/08/17	SSG	596,080	583,930	(12,150)
CHF	Sell	05/08/17	MSC	116,060	115,634	426
CNH	Buy	06/21/17	SCB	387,708	386,844	(864)
CNH	Buy	06/21/17	MSC	389,171	386,843	(2,328)
CNH	Buy	06/21/17	JPM	776,040	773,398	(2,642)
CNY	Buy	06/21/17	CSFB	371,486	374,207	2,721
COP	Buy	06/21/17	CSFB	30,720	29,975	(745)
COP	Buy	06/21/17	JPM	927,605	903,287	(24,318)
COP	Sell	06/21/17	SCB	907,854	933,261	(25,407)
DKK	Buy	05/08/17	BOA	25,934	26,371	437
DKK	Sell	05/08/17	BOA	114,203	114,424	(221)
EGP	Buy	06/21/17	SCB	39,216	38,354	(862)
EGP	Buy	06/21/17	CBK	48,775	46,902	(1,873)
EGP	Buy	06/21/17	CBK	145,020	136,431	(8,589)
EGP	Buy	03/06/18	GSC	32,737	32,143	(594)
EGP	Buy	03/06/18	GSC	41,055	40,204	(851)
EGP	Buy	03/06/18	CBK	92,291	88,470	(3,821)
EGP	Buy	03/29/18	CBK	244,778	247,081	2,303
EUR	Buy	05/08/17	JPM	6,898,100	6,907,788	9,688
EUR	Buy	05/08/17	TDB	214,248	217,946	3,698
EUR	Buy	06/21/17	BCLY	80,116	81,915	1,799
EUR	Buy	06/21/17	CBK	18,043	18,568	525
EUR	Sell	05/08/17	TDB	64,334	65,384	(1,050)
EUR	Sell	05/31/17	CBK	5,785,921	5,866,413	(80,492)
EUR	Sell	06/06/17	TDB	267,213	267,383	(170)
EUR	Sell	06/21/17	UBS	18,213	18,567	(354)
EUR	Sell	06/21/17	JPM	117,917	120,142	(2,225)
EUR	Sell	06/21/17	CSFB	231,548	235,916	(4,368)
EUR	Sell	06/21/17	CBK	7,698,888	7,922,835	(223,947)
GBP	Buy	05/08/17	HSBC	1,522,626	1,574,030	51,404
GBP	Sell	05/08/17	TDB	118,886	123,072	(4,186)
GBP	Sell	05/31/17	UBS	560,592	567,801	(7,209)
GHS	Buy	06/21/17	SCB	207,582	232,991	25,409
GHS	Buy	06/21/17	CBK	102,846	116,381	13,535
GHS	Buy	06/21/17	CBK	104,330	116,380	12,050
GHS	Sell	06/21/17	CBK	160,748	158,241	2,507
GHS	Sell	06/21/17	SCB	153,917	153,640	277
GHS	Sell	06/21/17	SCB	102,765	102,580	185
GHS	Sell	06/21/17	SCB	51,382	51,290	92
HUF	Buy	06/21/17	SCB	1,872,441	1,891,696	19,255
HUF	Buy	06/21/17	SCB	631,323	637,303	5,980
HUF	Buy	06/21/17	UBS	138,306	140,764	2,458
HUF	Sell	06/21/17	JPM	4,014	4,080	(66)
HUF	Sell	06/21/17	CSFB	298,316	301,302	(2,986)
HUF	Sell	06/21/17	BCLY	623,431	631,783	(8,352)
HUF	Sell	06/21/17	BOA	721,232	730,792	(9,560)
HUF	Sell	06/21/17	BOA	850,916	861,041	(10,125)
JPY	Buy	05/08/17	HSBC	4,700,342	4,671,776	(28,566)

The accompanying notes are an integral part of these financial statements.

163

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
JPY	Buy	05/08/17	SSG	$4,730,751	$4,671,775	$(58,976)
JPY	Buy	06/06/17	TDB	48,509	48,510	1
JPY	Sell	05/08/17	TDB	55,087	53,840	1,247
JPY	Sell	05/08/17	TDB	245,292	244,971	321
JPY	Sell	05/15/17	HSBC	3,944,969	3,859,551	85,418
JPY	Sell	06/06/17	BMO	363,154	362,853	301
MXN	Buy	05/08/17	RBC	49,650	49,860	210
MXN	Buy	05/08/17	RBC	20,996	21,111	115
MXN	Sell	06/21/17	JPM	489,180	487,996	1,184
MXN	Sell	06/21/17	GSC	110,723	110,954	(231)
MXN	Sell	06/21/17	SSG	608,214	616,432	(8,218)
MXN	Sell	06/21/17	RBC	1,070,832	1,130,705	(59,873)
MYR	Sell	05/08/17	CBK	29,365	29,934	(569)
NOK	Buy	06/06/17	TDB	29,194	29,131	(63)
NOK	Sell	05/08/17	UBS	34,261	33,895	366
PHP	Buy	06/21/17	HSBC	761,406	769,430	8,024
PHP	Buy	06/21/17	BCLY	765,185	769,431	4,246
PHP	Buy	06/21/17	SCB	10,987	11,177	190
PHP	Sell	06/21/17	BCLY	1,509,693	1,538,861	(29,168)
PLN	Sell	05/08/17	CBK	79,733	80,420	(687)
RON	Buy	06/26/17	CBK	2,566,491	2,615,684	49,193
RON	Buy	08/28/17	CBK	1,244,656	1,268,106	23,450
RON	Buy	08/28/17	CBK	16,581	16,844	263
RON	Sell	06/26/17	CBK	2,717,547	2,615,684	101,863
RON	Sell	08/28/17	JPM	849,923	801,289	48,634
RON	Sell	08/28/17	BNP	512,428	483,661	28,767
RUB	Buy	06/21/17	CBK	131,124	157,976	26,852
SEK	Sell	05/08/17	JPM	168,083	166,259	1,824
SGD	Buy	05/08/17	BOA	35,786	35,791	5
SGD	Buy	05/08/17	SCB	106,214	105,941	(273)
THB	Buy	06/21/17	JPM	772,171	782,321	10,150
THB	Buy	06/21/17	HSBC	773,760	782,321	8,561
THB	Buy	06/21/17	JPM	4,132	4,219	87
THB	Sell	06/21/17	JPM	4,242	4,220	22
THB	Sell	06/21/17	JPM	1,550,623	1,564,643	(14,020)
TRY	Buy	06/21/17	HSBC	749,844	807,035	57,191
TRY	Buy	06/21/17	BNP	757,571	807,035	49,464
TRY	Buy	06/21/17	JPM	750,736	788,453	37,717
TRY	Buy	06/21/17	BOA	636,034	658,940	22,906
TRY	Buy	06/21/17	MSC	766,720	788,176	21,456
TRY	Buy	06/21/17	HSBC	480,456	499,474	19,018
TRY	Buy	06/21/17	GSC	23,074	23,851	777
TRY	Sell	06/21/17	GSC	745,275	788,454	(43,179)
TRY	Sell	06/21/17	HSBC	742,172	788,176	(46,004)
TRY	Sell	06/21/17	SCB	756,904	807,035	(50,131)
TRY	Sell	06/21/17	DEUT	756,873	807,034	(50,161)
TRY	Sell	06/21/17	CBK	1,112,082	1,182,265	(70,183)
ZAR	Buy	05/08/17	HSBC	83,156	80,327	(2,829)
ZAR	Buy	06/21/17	CBK	1,508	1,483	(25)
ZAR	Buy	06/21/17	JPM	1,028,991	1,023,399	(5,592)
ZAR	Sell	06/21/17	CBK	712,727	691,536	21,191
ZAR	Sell	06/21/17	JPM	936,770	919,427	17,343
ZAR	Sell	06/21/17	HSBC	342,493	344,099	(1,606)
ZAR	Sell	06/21/17	JPM	334,004	339,649	(5,645)
ZMW	Buy	06/21/17	CBK	229,293	238,391	9,098
ZMW	Buy	06/21/17	CBK	115,228	119,195	3,967
ZMW	Buy	06/21/17	SCB	56,139	59,546	3,407
ZMW	Buy	06/21/17	CBK	56,531	59,545	3,014

Total						$(151,704)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

164

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

165

The Hartford Strategic Income Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$66,805,807	$—	$66,805,807	$—
Corporate Bonds	52,646,878	—	52,646,878	—
Foreign Government Obligations	94,293,715	—	94,293,715	—
Municipal Bonds	6,946,574	—	6,946,574	—
Senior Floating Rate Interests	94,969,520	—	94,969,520	—
U.S. Government Agencies	3,511,689	—	3,511,689	—
U.S. Government Securities	17,593,699	—	17,593,699	—
Common Stocks
Energy	1,092,721	—	—	1,092,721
Utilities	124,639	124,638	—	1
Short-Term Investments	37,972,195	37,972,195	—	—
Purchased Options	73,223	—	73,223	—
Foreign Currency Contracts(2)	858,529	—	858,529	—
Futures Contracts(2)	1,626,284	1,626,284	—	—
Swaps - Credit Default(2)	1,140,196	—	1,140,196	—
Swaps - Cross Currency(2)	6,930	—	6,930	—
Swaps - Interest Rate(2)	615,543	—	615,543	—

Total	$380,278,142	$39,723,117	$339,462,303	$1,092,722

Liabilities
Foreign Currency Contracts(2)	$(1,010,233)	$—	$(1,010,233)	$—
Futures Contracts(2)	(738,243)	(738,243)	—	—
Swaps - Credit Default(2)	(1,574,261)	—	(1,574,261)	—
Swaps - Cross Currency(2)	(3,109)	—	(3,109)	—
TBA Sale Commitments	(20,564,844)	—	(20,564,844)	—
Written Options	(443,776)	—	(443,776)	—

Total	$(24,334,466)	$(738,243)	$(23,596,223)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

166

The Hartford Total Return Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0%
		Asset-Backed - Automobile - 0.8%
$	1,461,084	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$1,465,695
	1,840,000	CarMax Auto Owner Trust 2.58%, 11/16/2020	1,846,184
		First Investors Auto Owner Trust
	177,957	1.49%, 01/15/2020(1)	177,938
	1,899,236	1.67%, 11/16/2020(1)	1,900,146
	930,000	2.39%, 11/16/2020(1)	934,655
	650,000	GM Financial Automobile Leasing Trust 1.96%, 03/20/2018(1)	650,729
	3,277,947	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	3,289,042
		Santander Drive Auto Receivables Trust
	102,045	1.82%, 05/15/2019	102,059
	3,958,693	1.83%, 01/15/2020	3,963,935
	329,396	2.25%, 06/17/2019	330,207
	1,426,096	2.36%, 04/15/2020	1,430,478

			16,091,068

		Asset-Backed - Finance & Insurance - 13.5%
	4,200,000	American Money Management Corp. 2.61%, 07/27/2026(1)(2)	4,201,936
	475,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%, 11/25/2035(3)	485,228
	2,910,000	Anchorage Capital CLO Ltd. 2.46%, 01/15/2029(1)(2)	2,923,095
		Apidos CLO
	1,445,000	2.49%, 01/16/2027(1)(2)	1,446,780
	2,935,000	2.61%, 01/19/2025(1)(2)	2,936,984
	3,580,000	Ares CLO Ltd. 2.29%, 07/28/2025(1)(2)	3,581,060
		Atlas Senior Loan Fund Ltd.
	3,775,000	2.41%, 10/15/2026(1)(2)	3,775,257
	6,012,000	2.45%, 07/16/2026(1)(2)	6,016,990
	3,160,000	Avery Point CLO Ltd. 2.26%, 01/18/2025(1)(2)(4)	3,160,000
	4,375,000	Avery Point IV CLO Ltd. 2.26%, 04/25/2026(1)(2)	4,372,813
	1,030,000	Babson CLO Ltd. 2.31%, 07/20/2025(1)(2)	1,030,028
	5,947,541	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(1)(2)	6,146,100
		BlueMountain CLO Ltd.
	6,310,000	2.17%, 04/15/2025(1)(2)	6,306,820
	4,580,000	2.28%, 04/30/2026(1)(2)	4,580,087
	508,750	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	507,566
		Carlyle Global Market Strategies Ltd.
	4,630,000	2.64%, 04/27/2027(1)(2)	4,630,032
	2,815,000	3.06%, 10/20/2029(1)(2)	2,822,412
		Cent CLO Ltd.
	2,830,000	0.00%, 07/27/2026(1)(5)	2,831,005
	3,985,000	2.26%, 01/25/2026(1)(2)	3,983,008
	4,475,000	2.65%, 04/17/2026(1)(2)	4,477,703
	1,810,000	3.21%, 04/17/2026(1)(2)	1,809,071
	4,175,000	CIFC Funding Ltd. 2.24%, 05/24/2026(1)(2)	4,179,175
	4,745,000	CIFC Funding Ltd. 2.21%, 04/18/2025(1)(2)	4,742,609

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Asset-Backed - Finance & Insurance - 13.5% - (continued)
		Dryden Senior Loan Fund
$	4,675,000	2.24%, 04/18/2026(1)(2)	$4,672,644
	3,970,000	2.59%, 07/15/2027(1)(2)	3,980,858
	4,796,000	2.59%, 10/15/2028(1)(2)	4,824,455
		First Franklin Mortgage Loan Trust
	2,250,478	1.23%, 04/25/2036(2)	1,619,300
	1,065,000	1.30%, 09/25/2036(2)	889,957
		Flatiron CLO Ltd.
	3,435,000	2.42%, 05/15/2030(1)(2)(4)	3,435,000
		Galaxy CLO Ltd.
	6,637,000	2.41%, 04/15/2025(1)(2)	6,643,929
		GreatAmerica Leasing Receivables Funding LLC
	616,000	1.72%, 04/22/2019(1)	615,452
		Green Tree Agency Advance Funding Trust
	2,525,000	3.10%, 10/15/2048(1)	2,524,419
		Highbridge Loan Management Ltd.
	2,910,000	2.48%, 05/05/2027(1)(2)	2,910,047
		JFIN CLO Ltd.
	3,970,000	2.32%, 04/24/2029(1)(2)	3,984,383
		KKR CLO Ltd.
	4,210,000	2.72%, 10/18/2028(1)(2)	4,245,212
		Lendmark Funding Trust
	3,575,000	3.26%, 04/21/2025(1)	3,573,478
		Madison Park Funding Ltd.
	2,765,000	1.99%, 01/19/2025(1)(2)	2,765,885
	4,525,000	2.42%, 07/20/2026(1)(2)	4,527,656
	4,825,000	2.43%, 10/23/2025(1)(2)	4,826,534
		Magnetite CLO Ltd.
	2,585,000	2.46%, 04/15/2026(1)(2)	2,585,122
	3,165,000	2.49%, 04/15/2027(1)(2)	3,165,199
	3,890,000	2.58%, 07/25/2026(1)(2)	3,893,590
	3,115,000	3.11%, 07/25/2026(1)(2)	3,122,445
		Nationstar HECM Loan Trust
	424,096	2.24%, 06/25/2026(1)	427,104
	1,275,758	2.98%, 02/25/2026(1)	1,276,293
	3,795,000	Neuberger Berman CLO Ltd. 2.50%, 08/04/2025(1)(2)	3,793,171
		NRZ Advance Receivables Trust
	4,895,000	3.11%, 12/15/2050(1)	4,903,674
	4,425,000	3.21%, 02/15/2051(1)	4,464,382
	1,395,000	Oak Hill Credit Partners X Ltd. 2.29%, 07/20/2026(1)(2)	1,394,297
	4,495,000	Oaktree EIF II Ltd. 2.59%, 02/15/2026(1)(2)	4,495,548
	4,015,000	OCP CLO Ltd. 2.69%, 04/17/2027(1)(2)	4,016,831
	3,020,000	Octagon Investment Partners 30 Ltd. 2.36%, 03/17/2030(1)(2)	3,042,858
	2,385,000	Octagon Investment Partners Ltd. 2.28%, 07/17/2025(1)(2)	2,385,835
	5,829,000	OHA Credit Partners VIII Ltd. 2.15%, 04/20/2025(1)(2)	5,831,116
	6,305,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(1)	6,455,052
	4,470,000	OZLM Funding Ltd. 2.49%, 04/30/2027(1)(2)	4,474,416
	5,355,000	Race Point CLO Ltd. 2.67%, 04/15/2027(1)(2)	5,357,699
	2,710,000	SBA Tower Trust 2.90%, 10/15/2044(1)(3)	2,725,714

The accompanying notes are an integral part of these financial statements.

167

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Asset-Backed - Finance & Insurance - 13.5% - (continued)
$	3,320,000	Seneca Park CLO Ltd. 2.28%, 07/17/2026(1)(2)	$3,318,479
	3,420,000	Shackleton CLO Ltd. 2.32%, 07/17/2026(1)(2)	3,418,273
		SoFi Consumer Loan Program LLC
	3,164,062	3.05%, 12/26/2025(1)	3,168,307
	2,898,738	3.09%, 10/27/2025(1)	2,902,504
	2,420,484	3.28%, 01/26/2026(1)	2,437,428
		Sound Point CLO Ltd.
	3,765,000	2.26%, 01/21/2026(1)(2)	3,765,000
	2,100,000	2.50%, 01/23/2029(1)(2)	2,106,668
	4,385,000	2.69%, 04/15/2027(1)(2)	4,386,723
	1,410,000	5.76%, 07/15/2025(1)(2)	1,369,629
	3,940,000	Springleaf Funding Trust 2.90%, 11/15/2029(1)	3,963,065
	4,175,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	4,162,003
	4,090,000	Symphony CLO L.P. 2.91%, 01/09/2023(1)(2)	4,089,153
	3,950,000	Symphony CLO Ltd. 2.44%, 07/14/2026(1)(2)	3,951,572
	2,740,000	Thacher Park CLO Ltd. 2.15%, 10/20/2026(1)(2)	2,738,630
	9,732,218	Towd Point Mortgage Trust 2.75%, 10/25/2056(1)(2)	9,721,707
	4,335,000	Treman Park CLO Ltd. 2.53%, 04/20/2027(1)(2)	4,350,680
	2,355,000	Venture CLO Ltd. 2.44%, 07/20/2030(1)(2)(4)	2,355,000
		Voya CLO Ltd.
	1,500,000	2.41%, 04/17/2030(1)(2)	1,500,000
	2,115,000	2.49%, 04/18/2026(1)(2)	2,115,440
	1,545,000	2.58%, 07/25/2026(1)(2)	1,545,496
	4,220,000	2.64%, 04/18/2027(1)(2)	4,221,865
	1,505,000	3.26%, 04/18/2027(1)(2)	1,505,980
	4,650,000	York CLO Ltd. 2.73%, 01/20/2030(1)(2)	4,679,625
	5,625,000	Zais CLO Ltd. 2.69%, 10/15/2028(1)(2)	5,665,967

			288,234,508

		Asset-Backed - Home Equity - 1.4%
		GSAA Home Equity Trust
	1,053,730	1.06%, 12/25/2046(2)	593,989
	5,936,174	1.07%, 02/25/2037(2)	3,134,535
	1,147,827	1.08%, 12/25/2036(2)	571,196
	3,820,143	1.09%, 03/25/2037(2)	2,109,938
	2,430,298	1.17%, 11/25/2036(2)	1,261,640
	819,545	1.21%, 05/25/2047(2)	651,230
	517,401	1.29%, 03/25/2036(2)	363,070
	583,083	5.88%, 09/25/2036(3)	295,103
	1,622,033	5.99%, 06/25/2036(2)	831,744
	165,542	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 1.14%, 06/25/2036(2)	140,604
	1,482,561	Morgan Stanley Mortgage Loan Trust 1.16%, 11/25/2036(2)	617,432
	9,934,769	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(1)(2)	10,226,056
	5,080,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	5,046,365

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Asset-Backed - Home Equity - 1.4% - (continued)
$	779,875	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	$411,634
		Soundview Home Loan Trust
	3,500,000	1.17%, 07/25/2037(2)	2,602,671
	830,000	1.23%, 07/25/2036(2)	635,240
	1,485,000	1.24%, 11/25/2036(2)	1,177,535

			30,669,982

		Collateralized - Mortgage Obligations - 0.2%
	3,491,000	COLT Funding LLC 2.61%, 05/27/2047	3,490,940

		Commercial Mortgage-Backed Securities - 4.9%
		Banc of America Commercial Mortgage Trust
	1,970,000	3.26%, 09/15/2048(1)(2)	1,196,368
	856,311	5.49%, 02/10/2051	859,510
	25,043	6.04%, 02/10/2051(2)	25,155
	23,992,889	BBCMS Mortgage Trust 1.70%, 02/15/2050(2)(6)	2,696,369
	2,957,000	BBCMS Mortgage Trust 3.67%, 02/15/2050	3,055,980
	510,000	Bear Stearns Commercial Mortgage Securities Trust 5.28%, 10/12/2042(2)	501,954
		Citigroup Commercial Mortgage Trust
	14,430,406	1.20%, 07/10/2047(2)(6)	851,602
	16,260,323	1.30%, 04/10/2048(2)(6)	1,044,207
	32,000	2.77%, 12/10/2045	32,135
	300,000	2.94%, 04/10/2048	297,650
	720,000	3.11%, 04/10/2048(1)	527,093
	570,000	3.33%, 06/10/2046	586,618
	825,000	3.62%, 02/10/2049	854,823
	1,045,000	3.76%, 06/10/2048	1,094,463
	795,000	3.82%, 11/10/2048	834,128
	190,000	3.86%, 05/10/2047	200,523
	415,000	4.57%, 03/10/2047(1)(2)	302,578
	305,000	5.07%, 03/10/2047(1)(2)	265,720
	1,086,800	Commercial Mortgage Loan Trust 6.31%, 12/10/2049(2)	1,095,046
	5,952,437	Commercial Mortgage Pass-Through Certificates 0.97%, 02/10/2047(2)(6)	188,463
	360,000	4.24%, 02/10/2047(2)	387,662
	1,825,000	4.75%, 10/15/2045(1)(2)	1,140,059
	3,230,182	Commercial Mortgage Trust 2.08%, 07/10/2046(1)(2)(6)	163,550
	945,249	2.85%, 10/15/2045	956,943
	525,000	3.10%, 03/10/2046	535,220
	1,025,000	3.21%, 03/10/2046	1,048,159
	1,270,000	3.35%, 02/10/2048	1,288,803
	3,050,000	3.42%, 03/10/2031(1)	3,163,684
	905,000	3.61%, 06/10/2046(2)	944,799
	455,000	3.62%, 07/10/2050	469,735
	1,425,000	3.69%, 08/10/2047	1,479,917
	635,000	3.77%, 02/10/2049	662,664
	900,000	3.80%, 08/10/2047	946,615
	740,000	3.90%, 07/10/2050	778,009
	650,125	3.96%, 03/10/2047	687,479
	860,000	4.02%, 07/10/2045	917,409
	420,000	4.07%, 02/10/2047(2)	448,525
	390,000	4.21%, 08/10/2046	419,958
	660,000	4.21%, 08/10/2046(2)	711,467
	595,000	4.37%, 07/10/2045(2)	644,915

The accompanying notes are an integral part of these financial statements.

168

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Commercial Mortgage-Backed Securities - 4.9% - (continued)
$	805,000	4.73%, 10/15/2045(1)(2)	$348,138
	95,000	Copper Mill 3.29%, 06/01/2029(4)	96,915
	710,037	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	684,062
	43,768,240	CSAIL Commercial Mortgage Trust 1.01%, 06/15/2057(2)(6)	2,151,038
	1,508,309	1.10%, 04/15/2050(2)(6)	81,541
	5,904,778	1.21%, 11/15/2048(2)(6)	358,178
	490,022	3.45%, 08/15/2048	500,838
	670,000	3.50%, 11/15/2049	683,099
	450,000	3.51%, 08/15/2048(2)	335,375
	430,000	3.54%, 11/15/2048	441,591
	2,637,000	3.72%, 08/15/2048	2,744,827
	20,000	3.76%, 11/15/2048	20,893
	3,572,358	DBUBS Mortgage Trust 0.93%, 11/10/2046(1)(2)(6)	71,765
	1,694,207	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	1,865,015
		FREMF Mortgage Trust
	2,495,000	3.07%, 10/25/2047(1)(2)	2,494,365
	1,390,000	3.88%, 02/25/2024(1)(2)	1,380,900
	2,710,000	5.42%, 09/25/2043(1)(2)	2,931,918
	357,377	GE Business Loan Trust 1.99%, 05/15/2034(1)(2)	314,822
	260,000	GE Commercial Mortgage Corp. 5.61%, 12/10/2049(2)	258,564
	26,227,518	GS Mortgage Securities Trust 0.24%, 07/10/2046(2)(6)	144,949
	3,287,466	1.53%, 08/10/2044(1)(2)(6)	156,029
	2,010,000	2.95%, 11/05/2034(1)	2,046,499
	605,000	3.38%, 05/10/2050	617,402
	695,000	3.67%, 04/10/2047(1)	242,041
	450,000	4.07%, 01/10/2047	480,409
	725,000	4.66%, 11/10/2047(1)(2)	613,670
	1,310,000	5.02%, 04/10/2047(1)(2)	1,006,616
	4,850,892	JP Morgan Chase Commercial Mortgage Securities Trust 2.49%, 02/12/2051(2)	4,702,248
	1,325,000	2.73%, 10/15/2045(1)(2)	538,546
	137,293	2.84%, 12/15/2047	138,388
	1,255,954	3.91%, 05/05/2030(1)	1,313,613
	730,000	4.54%, 12/15/2047(1)(2)	559,994
	1,160,000	5.59%, 08/15/2046(1)(2)	1,171,065
	815,446	5.72%, 02/15/2051	824,830
	15,103,507	JPMBB Commercial Mortgage Securities Trust 0.99%, 09/15/2047(2)(6)	519,535
	5,073,605	1.08%, 05/15/2048(2)(6)	194,407
	520,061	3.61%, 05/15/2048	538,093
	520,000	3.78%, 08/15/2047	545,466
	860,000	3.88%, 10/15/2048(1)(2)	643,890
	760,310	LB-UBS Commercial Mortgage Trust 5.86%, 07/15/2040(2)	761,334
	654,606	6.29%, 04/15/2041(2)	671,363
	29,886	Lehman Brothers Small Balance Commercial Mortgage Trust 5.52%, 09/25/2030(1)(2)	29,783

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Commercial Mortgage-Backed Securities - 4.9% - (continued)
$	1,622,640	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.70%, 09/12/2049	$1,633,641
	631,950	5.81%, 06/12/2050(2)	631,692
	4,392,786	Morgan Stanley Bank of America Merrill Lynch Trust 1.26%, 10/15/2048(2)(6)	299,408
	9,569,881	1.29%, 12/15/2047(2)(6)	517,080
	640,000	2.92%, 02/15/2046	645,875
	1,005,000	3.13%, 12/15/2048	1,028,011
	880,000	3.18%, 08/15/2045	906,404
	650,000	3.73%, 05/15/2048	678,172
	730,173	4.26%, 10/15/2046(2)	789,869
	775,000	4.50%, 08/15/2045(1)	534,412
	17,573,140	Morgan Stanley Capital I Trust 0.63%, 09/15/2047(1)(2)(6)	215,935
	495,000	2.78%, 08/15/2049	481,344
	500,000	3.34%, 12/15/2049	507,883
	2,605,000	3.47%, 08/11/2033(1)	2,712,997
	165,000	3.60%, 12/15/2049	170,521
	885,000	5.33%, 07/15/2049(1)(2)	736,641
	425,000	5.41%, 10/12/2052(1)(2)	239,625
	1,083,884	5.57%, 12/15/2044	1,092,980
	291,784	5.81%, 12/12/2049	293,171
	885,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)	878,962
	1,200,000	UBS-Barclays Commercial Mortgage Trust 3.09%, 08/10/2049	1,226,038
	910,000	3.19%, 03/10/2046	930,275
	1,005,120	3.24%, 04/10/2046	1,033,366
	12,901,033	Wells Fargo Commercial Mortgage Trust 1.33%, 05/15/2048(2)(6)	825,581
	915,000	2.92%, 10/15/2045	928,122
	295,000	2.94%, 10/15/2049	289,548
	10,000	3.17%, 02/15/2048	10,078
	645,000	3.29%, 05/15/2048	655,641
	810,000	3.41%, 12/15/2047	828,545
	605,000	3.41%, 09/15/2058	619,078
	625,000	3.56%, 01/15/2059	646,083
	760,000	3.64%, 06/15/2048	790,490
	655,000	3.79%, 09/15/2048	684,124
	255,000	4.24%, 05/15/2048(2)	214,719
	430,000	4.37%, 06/15/2048(2)	355,757
		WF-RBS Commercial Mortgage Trust
	2,239,351	1.54%, 03/15/2047(2)(6)	129,703
	870,000	2.87%, 11/15/2045	881,232
	1,170,000	2.88%, 12/15/2045	1,181,987
	1,545,000	3.02%, 11/15/2047(1)	627,420
	305,000	3.07%, 03/15/2045	310,826
	350,000	3.35%, 05/15/2045	357,756
	730,000	3.61%, 11/15/2047	756,648
	740,000	3.72%, 05/15/2047	775,771
	660,281	4.00%, 05/15/2047	703,144
	180,000	4.05%, 03/15/2047	192,125
	745,125	4.10%, 03/15/2047	796,453
	345,000	5.00%, 06/15/2044(1)(2)	281,240
	960,000	5.76%, 04/15/2045(1)(2)	970,078

			103,526,422

The accompanying notes are an integral part of these financial statements.

169

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Other ABS - 0.3%
$	6,265,000	Oaktree EIF II Ltd. 2.28%, 11/15/2025(4)	$6,265,000

		Whole Loan Collateral CMO - 6.9%
		Adjustable Rate Mortgage Trust
	1,300,281	1.49%, 01/25/2036(2)	1,210,210
	210,122	1.51%, 01/25/2036(2)	195,476
	873,690	1.53%, 11/25/2035(2)	810,037
	854,807	4.29%, 11/25/2037(1)(2)	791,240
		Alternative Loan Trust
	2,976,971	1.26%, 01/25/2036(2)	2,657,320
	984,686	1.31%, 11/25/2035(2)	830,440
	182,077	1.39%, 10/25/2036(2)	112,245
	1,674,413	2.01%, 08/25/2035(2)	1,475,937
	862,780	5.75%, 05/25/2036	657,208
	309,662	6.00%, 05/25/2036	246,518
	214,199	6.00%, 12/25/2036	151,215
		American Home Mortgage Assets Trust
	644,983	1.18%, 09/25/2046(2)	530,376
	822,169	1.60%, 10/25/2046(2)	634,603
	1,207,289	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	1,210,440
		Banc of America Funding Trust
	166,651	1.22%, 02/20/2047(2)	156,619
	1,989,461	1.29%, 05/20/2047(2)	1,737,216
	2,567,545	5.77%, 05/25/2037(2)	2,375,232
	101,263	5.85%, 01/25/2037(3)	88,529
		BCAP LLC Trust
	440,479	1.16%, 01/25/2037(2)	381,609
	1,239,887	1.17%, 03/25/2037(2)	1,157,066
		Bear Stearns Adjustable Rate Mortgage Trust
	990,357	2.83%, 10/25/2035(2)	950,776
	591,126	3.23%, 02/25/2036(2)	504,763
		Bear Stearns Alt-A Trust
	200,410	1.31%, 08/25/2036(2)	176,819
	2,694,405	1.49%, 01/25/2036(2)	2,408,022
	1,530,161	Bear Stearns Mortgage Funding Trust 1.17%, 10/25/2036(2)	1,324,474
	806,527	Chase Mortgage Finance Trust 3.20%, 12/25/2035(2)	778,891
		CHL Mortgage Pass-Through Trust
	1,171,829	1.67%, 03/25/2035(2)	1,053,997
	1,049,371	3.01%, 11/20/2035(2)	883,957
	1,873,297	3.15%, 09/25/2047(2)	1,727,568
	454,549	3.17%, 06/20/2035(2)	426,250
	255,776	3.25%, 03/20/2036(2)	226,071
	729,027	3.56%, 04/20/2036(2)	533,029
	1,223,843	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,128,004
	2,100,000	Deephaven Residential Mortgage Trust 2.73%, 12/26/2046(1)(2)	2,100,544
	968,236	Deutsche Mortgage Sec, Inc. Mortgage Loan Trust 5.66%, 12/25/2033(3)	975,389
		DSLA Mortgage Loan Trust
	228,971	1.35%, 01/19/2045(2)	204,657
	814,694	1.56%, 03/19/2046(2)	729,489
		Fannie Mae Connecticut Avenue Securities
	1,620,000	4.54%, 07/25/2029(2)	1,675,566
	3,190,143	5.34%, 04/25/2029(2)	3,415,335

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Whole Loan Collateral CMO - 6.9% - (continued)
		GMAC Mortgage Corp. Loan Trust
$	764,440	3.41%, 09/19/2035(2)	$693,027
	140,828	3.81%, 04/19/2036(2)	126,088
	1,240,649	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045(2)	966,173
		GSR Mortgage Loan Trust
	3,959,825	1.29%, 01/25/2037(2)	2,515,056
	265,058	3.30%, 10/25/2035(2)	222,363
	2,416,498	3.50%, 01/25/2036(2)	2,243,316
		HarborView Mortgage Loan Trust
	1,507,892	1.18%, 01/19/2038(2)	1,368,501
	2,819,599	1.23%, 12/19/2036(2)	2,316,888
	828,029	1.69%, 01/19/2035(2)	571,043
	380,802	1.99%, 10/25/2037(2)	356,894
		IndyMac Index Mortgage Loan Trust
	1,554,081	1.18%, 04/25/2037(2)	1,152,897
	647,027	1.23%, 07/25/2035(2)	570,914
	1,295,823	1.27%, 07/25/2035(2)	1,087,846
	709,258	1.28%, 01/25/2036(2)	522,435
	528,835	3.21%, 08/25/2035(2)	423,919
	653,898	3.21%, 01/25/2036(2)	614,186
	2,777,388	3.23%, 03/25/2036(2)	2,471,097
	1,502,061	3.33%, 04/25/2037(2)	952,850
	1,876,152	3.34%, 07/25/2037(2)	1,257,675
		JP Morgan Mortgage Trust
	808,477	3.20%, 09/25/2035(2)	774,177
	210,400	3.36%, 04/25/2037(2)	187,020
	590,800	3.57%, 05/25/2036(2)	543,360
	815,519	Lehman XS Trust 1.20%, 07/25/2046(2)	725,811
		LSTAR Securities Investment Trust
	3,192,077	0.03%, 11/01/2021(1)(2)	3,192,077
	3,767,393	2.98%, 10/01/2020(1)(2)	3,776,812
	1,514,944	2.98%, 09/01/2021(1)(2)	1,515,701
	1,240,000	2.99%, 04/01/2022(1)(2)	1,227,527
	2,308,954	3.00%, 01/01/2022(1)(2)	2,308,954
	4,541,745	3.00%, 02/01/2022(1)(2)	4,530,391
		Luminent Mortgage Trust
	4,302,771	1.18%, 05/25/2046(2)	3,630,759
	468,371	1.19%, 10/25/2046(2)	418,103
	383,773	MASTR Adjustable Rate Mortgages Trust 3.05%, 11/21/2034(2)	391,648
	430,124	Merrill Lynch Mortgage Investors Trust 3.26%, 07/25/2035(2)	351,814
	1,558,635	Morgan Stanley Mortgage Loan Trust 3.42%, 05/25/2036(2)	1,110,525
	6,928,000	Mortgage Repurchase Agreement Financing Trust 2.16%, 06/10/2019(1)(2)	6,929,905
		New Residential Mortgage Loan Trust
	4,891,292	3.75%, 11/26/2035(1)(2)	5,082,928
	4,710,242	3.75%, 11/25/2056(1)(2)	4,885,302
	10,190,000	4.00%, 03/25/2057(1)(2)	10,596,632
	198,082	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(2)	161,536
	2,260,304	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	2,127,316
		Residential Accredit Loans, Inc.
	227,321	1.21%, 02/25/2046(2)	103,175
	2,136,237	1.29%, 04/25/2036(2)	1,710,664

The accompanying notes are an integral part of these financial statements.

170

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 28.0% - (continued)
		Whole Loan Collateral CMO - 6.9% - (continued)
$	2,072,490	1.98%, 11/25/2037(2)	$1,641,954
	1,523,786	6.00%, 12/25/2035	1,407,954
		Residential Asset Securitization Trust
	678,751	1.44%, 03/25/2035(2)	587,582
	1,020,640	5.50%, 06/25/2035	902,147
	719,512	Residential Funding Mortgage Securities, Inc. 3.33%, 08/25/2035(2)	543,847
	313,897	Sequoia Mortgage Trust 3.19%, 07/20/2037(2)	263,138
	2,860,171	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	2,867,458
	473,065	Structured Adjustable Rate Mortgage Loan Trust 1.29%, 09/25/2034(2)	365,748
	556,343	Structured Asset Mortgage Investments II Trust 1.22%, 02/25/2036(2)	472,565
	843,428	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	647,150
		Towd Point Mortgage Trust
	4,355,054	2.25%, 04/25/2056(1)(2)	4,326,200
	1,567,792	2.75%, 04/25/2055(1)(2)	1,574,377
	3,534,113	2.75%, 08/25/2055(1)(2)	3,545,284
	533,651	3.00%, 03/25/2054(1)(2)	536,097
		WaMu Mortgage Pass-Through Certificates Trust
	1,118,049	1.41%, 06/25/2044(2)	1,045,641
	720,990	1.54%, 10/25/2046(2)	632,869
	593,628	1.64%, 07/25/2046(2)	531,340
	504,970	1.66%, 08/25/2046(2)	445,283
	342,400	2.09%, 11/25/2046(2)	310,129
	1,515,609	2.68%, 06/25/2037(2)	1,362,450
	361,313	2.74%, 12/25/2036(2)	330,330
		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	467,042	1.08%, 02/25/2037(2)	293,756
	224,618	1.15%, 02/25/2037(2)	169,167
	851,750	1.49%, 11/25/2046(2)	700,610
	1,635,912	1.59%, 07/25/2036(2)	1,033,015
	742,483	Wells Fargo Alternative Loan Trust 3.18%, 12/28/2037(2)	681,023
		Wells Fargo Commercial Mortgage Trust
	30,326,240	1.33%, 09/15/2057(2)(6)	1,834,492
	2,115,000	2.88%, 05/15/2048(1)(2)	1,289,999
	1,090,000	3.36%, 09/15/2058(1)	659,054
	675,000	3.84%, 09/15/2058	710,064
	586,501	Wells Fargo Mortgage Backed Securities Trust 3.02%, 09/25/2036(2)	575,350

			147,634,515

		Whole Loan Collateral PAC - 0.0%
	152,943	Alternative Loan Trust 1.49%, 12/25/2035(2)	107,542

		Total Asset & Commercial Mortgage Backed Securities (cost $593,500,953)	$596,019,977

CORPORATE BONDS - 30.5%
		Advertising - 0.0%
$	70,000	Lamar Media Corp. 5.75%, 02/01/2026	$76,213

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Aerospace/Defense - 0.3%
$	2,600,000	Embraer Netherlands Finance B.V. 5.40%, 02/01/2027	$2,704,000
	300,000	L-3 Communications, Inc. 3.85%, 12/15/2026	308,006
		Lockheed Martin Corp.
	955,000	2.50%, 11/23/2020	966,131
	1,535,000	4.70%, 05/15/2046	1,686,709

			5,664,846

		Agriculture - 0.4%
		Altria Group, Inc.
	1,040,000	2.85%, 08/09/2022	1,050,798
	740,000	3.88%, 09/16/2046	697,034
	1,680,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,700,194
		Imperial Brands Finance plc
	1,345,000	2.05%, 07/20/2018(1)	1,346,771
	760,000	2.95%, 07/21/2020(1)	770,980
	1,855,000	3.75%, 07/21/2022(1)	1,917,402
	1,935,000	Reynolds American, Inc. 3.25%, 06/12/2020	1,994,008

			9,477,187

		Airlines - 0.2%
	195,000	Aircastle Ltd. 5.00%, 04/01/2023	208,162
	3,630,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	3,726,990

			3,935,152

		Apparel - 0.1%
	385,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	383,075
	685,000	William Carter Co. 5.25%, 08/15/2021	707,262

			1,090,337

		Auto Manufacturers - 0.6%
		Ford Motor Co.
	925,000	4.35%, 12/08/2026	947,590
	1,625,000	5.29%, 12/08/2046	1,644,305
	800,000	Ford Motor Credit Co. LLC 4.13%, 08/04/2025	810,937
		General Motors Co.
	1,250,000	6.25%, 10/02/2043	1,365,598
	685,000	6.60%, 04/01/2036	789,634
	845,000	6.75%, 04/01/2046	991,457
		General Motors Financial Co., Inc.
	1,045,000	2.40%, 04/10/2018	1,050,649
	3,150,000	3.50%, 07/10/2019	3,227,484
	1,585,000	3.70%, 05/09/2023	1,592,497

			12,420,151

		Beverages - 1.2%
		Anheuser-Busch InBev Finance, Inc.
	3,725,000	1.90%, 02/01/2019	3,732,793
	605,000	2.15%, 02/01/2019	609,003
	7,160,000	3.30%, 02/01/2023	7,355,812
	480,000	3.65%, 02/01/2026	489,135
	2,905,000	4.70%, 02/01/2036	3,116,353
	6,395,000	4.90%, 02/01/2046	6,986,237

The accompanying notes are an integral part of these financial statements.

171

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Beverages - 1.2% - (continued)
		Anheuser-Busch InBev Worldwide, Inc.
$	1,025,000	2.50%, 07/15/2022	$1,021,732
	1,445,000	3.75%, 07/15/2042	1,344,414

			24,655,479

		Biotechnology - 0.1%
	755,000	Celgene Corp. 4.63%, 05/15/2044	761,875
		Gilead Sciences, Inc.
	530,000	2.50%, 09/01/2023	517,753
	675,000	3.25%, 09/01/2022	694,525

			1,974,153

		Chemicals - 0.1%
		Methanex Corp.
	1,005,000	4.25%, 12/01/2024	1,004,108
	825,000	5.65%, 12/01/2044	796,685
	70,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	72,712

			1,873,505

		Commercial Banks - 10.0%
EUR	2,415,000	Allied Irish Banks plc 7.38%, 12/03/2020(2)(7)(8)	2,834,535
		Banco Bilbao Vizcaya Argentaria S.A.
	2,200,000	7.00%, 02/19/2019(2)(7)(8)	2,468,353
	800,000	8.88%, 04/14/2021(2)(7)(8)	989,968
$	2,800,000	9.00%, 05/09/2018(2)(7)(8)	2,952,023
		Banco Santander S.A.
EUR	1,600,000	6.25%, 03/12/2019(2)(7)(8)	1,762,435
	700,000	6.25%, 09/11/2021(2)(7)(8)	778,713
		Bank of America Corp.
$	4,875,000	2.50%, 10/21/2022	4,783,462
	2,475,000	2.63%, 04/19/2021	2,477,529
	5,250,000	3.12%, 01/20/2023(2)	5,304,810
	5,285,000	3.71%, 04/24/2028(2)	5,292,272
	2,575,000	4.00%, 01/22/2025	2,598,167
	1,670,000	4.18%, 11/25/2027	1,686,979
	5,805,000	4.20%, 08/26/2024	5,976,712
	545,000	4.44%, 01/20/2048(2)	555,000
	2,235,000	7.75%, 05/14/2038	3,086,365
EUR	800,000	Bank of Ireland 7.38%, 06/18/2020(2)(7)(8)	950,246
$	4,740,000	Barclays Bank plc 6.05%, 12/04/2017(1)	4,855,580
		Barclays plc
	2,300,000	3.68%, 01/10/2023	2,339,953
	1,025,000	7.88%, 03/15/2022(2)(7)(8)	1,099,313
EUR	1,375,000	8.00%, 12/15/2020(2)(7)	1,653,182
$	2,265,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(7)	2,460,469
	2,890,000	Capital One Financial Corp. 3.05%, 03/09/2022	2,897,878
		Capital One NA/Mclean VA
	3,045,000	1.65%, 02/05/2018	3,044,306
	2,200,000	2.35%, 08/17/2018	2,211,814
	374,000	CIT Group, Inc. 5.50%, 02/15/2019(1)	395,038
		Citigroup, Inc.
	1,255,000	1.85%, 11/24/2017	1,257,701
	1,890,000	2.70%, 03/30/2021	1,901,544
	535,000	3.20%, 10/21/2026	517,031

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Commercial Banks - 10.0% - (continued)
$	2,425,000	4.30%, 11/20/2026	$2,468,066
	4,885,000	4.45%, 09/29/2027	4,997,941
	1,820,000	4.60%, 03/09/2026	1,888,053
	794,000	4.65%, 07/30/2045	827,822
	1,285,000	4.75%, 05/18/2046	1,281,943
	3,200,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(7)	3,531,584
	5,165,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(7)	5,384,099
		Credit Suisse Group Funding Guernsey Ltd.
	1,225,000	3.13%, 12/10/2020	1,242,056
	565,000	3.80%, 06/09/2023	576,268
		Goldman Sachs Group, Inc.
	460,000	2.00%, 04/25/2019	459,661
	360,000	2.31%, 04/23/2020(2)	365,259
	3,040,000	2.35%, 11/15/2021	2,996,060
	1,725,000	2.38%, 01/22/2018	1,733,551
	560,000	2.60%, 04/23/2020	564,420
	1,695,000	2.75%, 09/15/2020	1,712,320
	2,045,000	2.88%, 02/25/2021	2,068,802
	860,000	4.75%, 10/21/2045	915,721
	2,105,000	5.15%, 05/22/2045	2,223,804
	2,696,000	6.00%, 06/15/2020	2,987,758
	1,410,000	6.25%, 02/01/2041	1,779,091
	1,700,000	6.45%, 05/01/2036	2,043,417
	4,070,000	6.75%, 10/01/2037	5,075,034
		HSBC Holdings plc
	1,125,000	2.95%, 05/25/2021	1,137,128
	5,015,000	3.26%, 03/13/2023(2)	5,074,668
	2,870,000	3.40%, 03/08/2021	2,947,941
	1,125,000	3.60%, 05/25/2023	1,156,140
	2,670,000	4.25%, 08/18/2025	2,727,998
	1,125,000	HSBC USA, Inc. 2.75%, 08/07/2020	1,140,819
	3,825,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(7)	3,772,406
		JP Morgan Chase & Co.
	1,110,000	2.30%, 08/15/2021	1,102,885
	5,745,000	2.40%, 06/07/2021	5,733,504
	1,855,000	2.55%, 10/29/2020	1,869,961
	2,190,000	2.70%, 05/18/2023	2,158,044
	530,000	2.75%, 06/23/2020	538,382
	2,515,000	4.25%, 10/01/2027	2,607,544
	2,800,000	4.35%, 08/15/2021	3,003,837
	1,060,000	6.00%, 01/15/2018	1,092,542
GBP	375,000	Lloyds Banking Group plc 7.00%, 06/27/2019(2)(7)(8)	507,614
		Morgan Stanley
$	595,000	2.13%, 04/25/2018	597,457
	465,000	2.45%, 02/01/2019	468,840
	1,175,000	2.50%, 01/24/2019	1,187,490
	5,205,000	2.50%, 04/21/2021	5,187,381
	1,030,000	2.63%, 11/17/2021	1,027,329
	825,000	3.13%, 07/27/2026	796,033
	1,530,000	3.63%, 01/20/2027	1,534,166
	1,665,000	3.95%, 04/23/2027	1,669,978
	2,710,000	4.00%, 07/23/2025	2,808,498
	460,000	4.35%, 09/08/2026	475,734
	310,000	4.88%, 11/01/2022	337,118
	505,000	7.30%, 05/13/2019	556,860

The accompanying notes are an integral part of these financial statements.

172

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Commercial Banks - 10.0% - (continued)
$	355,000	Radian Group, Inc. 7.00%, 03/15/2021	$395,825
		Royal Bank of Scotland Group plc
	510,000	6.13%, 12/15/2022	549,264
	1,405,000	7.50%, 08/10/2020(2)(7)	1,455,053
	520,000	8.00%, 08/10/2025(2)(7)	539,500
	745,000	8.63%, 08/15/2021(2)(7)	804,228
	2,900,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022(1)	2,917,963
		Santander UK Group Holdings plc
	1,355,000	3.57%, 01/10/2023	1,368,461
GBP	755,000	7.38%, 06/24/2022(2)(7)(8)	1,040,147
		Societe Generale S.A.
$	2,225,000	7.38%, 09/13/2021(1)(2)(7)	2,352,937
	3,040,000	8.25%, 11/29/2018(2)(7)(8)	3,224,589
		UBS Group AG
EUR	800,000	5.75%, 02/19/2022(2)(7)(8)	951,978
$	1,875,000	6.88%, 03/22/2021(2)(7)(8)	1,992,262
	2,765,000	7.13%, 02/19/2020(2)(7)(8)	2,934,356
	2,550,000	UBS Group Funding Jersey Ltd. 2.65%, 02/01/2022(1)	2,513,538
	720,000	UniCredit S.p.A. 8.00%, 06/03/2024(2)(7)(8)	709,020
		Wells Fargo & Co.
	1,190,000	3.00%, 04/22/2026	1,151,145
	955,000	3.00%, 10/23/2026	920,856
	4,340,000	3.07%, 01/24/2023	4,389,728
	1,135,000	4.40%, 06/14/2046	1,108,268
	3,315,000	4.90%, 11/17/2045	3,481,705
	50,000	5.38%, 11/02/2043	55,416
	3,130,000	5.61%, 01/15/2044	3,587,600
	3,885,000	Wells Fargo Bank NA 2.15%, 12/06/2019	3,901,791

			211,818,035

		Commercial Services - 0.2%
	525,000	Cardtronics, Inc. 5.13%, 08/01/2022	535,500
	2,140,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)	2,115,294
		United Rentals North America, Inc.
	425,000	4.63%, 07/15/2023	441,171
	265,000	5.50%, 07/15/2025	277,171

			3,369,136

		Construction Materials - 0.1%
	140,000	Boise Cascade Co. 5.63%, 09/01/2024(1)	143,850
	291,000	Eagle Materials, Inc. 4.50%, 08/01/2026	289,545
	520,000	Norbord, Inc. 6.25%, 04/15/2023(1)	553,800
		Standard Industries, Inc.
	665,000	5.38%, 11/15/2024(1)	693,263
	695,000	6.00%, 10/15/2025(1)	741,912

			2,422,370

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Diversified Financial Services - 0.7%
$	125,000	Aircastle Ltd. 5.50%, 02/15/2022	$135,363
	4,250,000	American Express Credit Corp. 2.20%, 03/03/2020	4,272,525
	1,905,000	CBOE Holdings, Inc. 3.65%, 01/12/2027	1,923,372
	1,555,000	Intercontinental Exchange, Inc. 2.75%, 12/01/2020	1,581,259
	425,000	Nasdaq, Inc. 3.85%, 06/30/2026	428,617
		Navient Corp.
	975,000	6.50%, 06/15/2022	1,007,906
	275,000	6.63%, 07/26/2021	291,156
	395,000	7.25%, 01/25/2022	420,675
	680,000	7.25%, 09/25/2023	710,600
		Visa, Inc.
	1,740,000	2.80%, 12/14/2022	1,771,762
	2,315,000	4.30%, 12/14/2045	2,477,691

			15,020,926

		Electric - 1.1%
		AES Corp.
	1,170,000	4.88%, 05/15/2023	1,181,700
	275,000	5.50%, 03/15/2024	282,563
	1,350,000	Dominion Resources, Inc. 2.85%, 08/15/2026	1,277,845
	1,260,000	DTE Energy Co. 1.50%, 10/01/2019	1,240,843
	1,145,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,196,625
	545,000	Duke Energy Corp. 2.65%, 09/01/2026	514,949
	1,710,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,537,651
	1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,520,256
	1,035,000	Electricite de France S.A. 4.95%, 10/13/2045(1)	1,059,823
		Emera U.S. Finance L.P.
	320,000	2.70%, 06/15/2021	320,219
	355,000	4.75%, 06/15/2046	360,026
		Exelon Corp.
	370,000	2.45%, 04/15/2021	367,865
	1,880,000	2.85%, 06/15/2020	1,912,945
	2,000,000	FirstEnergy Corp. 4.25%, 03/15/2023	2,083,218
		Fortis, Inc.
	630,000	2.10%, 10/04/2021(1)	613,192
	1,340,000	3.06%, 10/04/2026(1)	1,268,665
		Great Plains Energy, Inc.
	1,000,000	3.15%, 04/01/2022	1,012,132
	835,000	3.90%, 04/01/2027	843,505
	825,000	NextEra Energy Capital Holdings, Inc. 1.65%, 09/01/2018	822,575
	550,000	NRG Energy, Inc. 7.25%, 05/15/2026	562,375
	495,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	599,497
		Southern Co.
	1,320,000	1.85%, 07/01/2019	1,313,178
	490,000	2.95%, 07/01/2023	487,597
	595,000	4.40%, 07/01/2046	591,932

			22,971,176

The accompanying notes are an integral part of these financial statements.

173

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Electrical Components & Equipment - 0.0%
$	535,000	EnerSys 5.00%, 04/30/2023(1)	$545,031

		Electronics - 0.1%
	1,140,000	Fortive Corp. 2.35%, 06/15/2021(1)	1,128,358

		Engineering & Construction - 0.4%
		SBA Tower Trust
	4,130,000	3.17%, 04/15/2047(1)	4,145,446
	3,435,000	3.60%, 04/15/2043(1)	3,436,338

			7,581,784

		Entertainment - 0.0%
		GLP Capital L.P. / GLP Financing II, Inc.
	15,000	4.38%, 04/15/2021	15,713
	230,000	5.38%, 04/15/2026	242,650
		WMG Acquisition Corp.
	585,000	4.88%, 11/01/2024(1)	592,312
	185,000	5.00%, 08/01/2023(1)	188,237

			1,038,912

		Environmental Control - 0.0%
		Clean Harbors, Inc.
	150,000	5.13%, 06/01/2021	153,624
	775,000	5.25%, 08/01/2020	790,500

			944,124

		Food - 0.5%
		Danone S.A.
	3,000,000	1.69%, 10/30/2019(1)	2,963,577
		Kraft Heinz Foods Co.
	1,205,000	2.00%, 07/02/2018	1,208,041
	815,000	2.80%, 07/02/2020	827,749
	940,000	4.38%, 06/01/2046	894,351
		Kroger Co.
	736,000	1.50%, 09/30/2019	727,324
	190,000	2.65%, 10/15/2026	176,814
	125,000	3.88%, 10/15/2046	113,227
		Lamb Weston Holdings, Inc.
	260,000	4.63%, 11/01/2024(1)	268,450
	260,000	4.88%, 11/01/2026(1)	268,125
		Sigma Alimentos S.A. de C.V.
	740,000	4.13%, 05/02/2026(1)	728,900
		Sysco Corp.
	1,640,000	2.50%, 07/15/2021	1,643,610

			9,820,168

		Forest Products & Paper - 0.0%
		Cascades, Inc.
	125,000	5.50%, 07/15/2022(1)	125,938
	270,000	5.75%, 07/15/2023(1)	274,050
		Clearwater Paper Corp.
	535,000	5.38%, 02/01/2025(1)	526,975

			926,963

		Gas - 0.1%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	365,000	5.63%, 05/20/2024	371,388
	365,000	5.88%, 08/20/2026	370,475
		Southern Co. Gas Capital Corp.
	405,000	2.45%, 10/01/2023	390,739
		Southern Star Central Corp.
	75,000	5.13%, 07/15/2022(1)	75,750

			1,208,352

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Healthcare-Products - 0.3%
		Kinetic Concepts, Inc. / KCI USA, Inc.
$	500,000	7.88%, 02/15/2021(1)	$533,125
		Medtronic, Inc.
	1,125,000	2.50%, 03/15/2020	1,145,520
	1,353,000	4.38%, 03/15/2035	1,431,822
	530,000	4.63%, 03/15/2045	576,532
		Thermo Fisher Scientific, Inc.
	490,000	2.95%, 09/19/2026	469,991
	1,740,000	3.00%, 04/15/2023	1,747,602

			5,904,592

		Healthcare-Services - 0.7%
		Aetna, Inc.
	730,000	2.80%, 06/15/2023	730,422
		Anthem, Inc.
	3,540,000	3.50%, 08/15/2024	3,588,296
	320,000	4.63%, 05/15/2042	326,217
		Community Health Systems, Inc.
	505,000	5.13%, 08/01/2021	500,581
	150,000	6.25%, 03/31/2023	152,625
		HCA, Inc.
	741,000	7.50%, 11/15/2095	729,885
	695,000	LifePoint Health, Inc. 5.88%, 12/01/2023	717,587
	150,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)	153,375
	1,370,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	1,441,925
		UnitedHealth Group, Inc.
	2,345,000	1.70%, 02/15/2019	2,345,108
	1,745,000	3.35%, 07/15/2022	1,821,871
	1,620,000	3.75%, 07/15/2025	1,703,817
	455,000	4.25%, 04/15/2047	469,602
	590,000	4.75%, 07/15/2045	657,470

			15,338,781

		Home Builders - 0.1%
	850,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	907,375
	515,000	Meritage Homes Corp. 6.00%, 06/01/2025	548,732

			1,456,107

		Household Products/Wares - 0.0%
	280,000	ACCO Brands Corp. 5.25%, 12/15/2024(1)	288,400
		Insurance - 0.2%
	1,050,000	American International Group, Inc. 4.70%, 07/10/2035	1,076,401
		CNO Financial Group, Inc.
	25,000	4.50%, 05/30/2020	25,875
	345,000	5.25%, 05/30/2025	356,212
		Genworth Holdings, Inc.
	10,000	4.80%, 02/15/2024	8,300
	115,000	4.90%, 08/15/2023	96,600
	70,000	7.20%, 02/15/2021	66,325
	50,000	7.63%, 09/24/2021	47,625
	10,000	7.70%, 06/15/2020	9,897
	1,375,000	Marsh & McLennan Cos., Inc. 3.50%, 03/10/2025	1,407,409
	275,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	446,453
	205,000	MGIC Investment Corp. 5.75%, 08/15/2023	219,863

			3,760,960

The accompanying notes are an integral part of these financial statements.

174

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Internet - 0.0%
$	275,000	Netflix, Inc. 4.38%, 11/15/2026(1)	$270,875
	145,000	Symantec Corp. 5.00%, 04/15/2025(1)	149,894

			420,769

		Iron/Steel - 0.1%
	545,000	ArcelorMittal 6.13%, 06/01/2025	611,654
	325,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	343,281
		Vale Overseas Ltd.
	930,000	6.25%, 08/10/2026	1,016,304
	340,000	6.88%, 11/10/2039	368,084

			2,339,323

		IT Services - 0.6%
		Apple, Inc.
	275,000	3.00%, 02/09/2024	280,416
	740,000	3.35%, 02/09/2027	756,868
	1,955,000	3.45%, 02/09/2045	1,779,427
	615,000	3.85%, 08/04/2046	595,989
		Dell International LLC / EMC Corp.
	975,000	3.48%, 06/01/2019(1)	997,228
	770,000	4.42%, 06/15/2021(1)	808,346
	490,000	8.35%, 07/15/2046(1)	634,196
	6,175,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	6,382,820

			12,235,290

		Lodging - 0.0%
	700,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	721,875

		Machinery - Construction & Mining - 0.0%
	255,000	Oshkosh Corp. 5.38%, 03/01/2025	265,838

		Machinery-Diversified - 0.0%
	240,000	CNH Industrial N.V. 4.50%, 08/15/2023	245,638

		Media - 2.2%
		21st Century Fox America, Inc.
	1,205,000	3.38%, 11/15/2026	1,196,608
	225,000	4.75%, 11/15/2046	228,958
	2,150,000	6.15%, 03/01/2037	2,571,701
	750,000	6.20%, 12/15/2034	906,652
	500,000	Altice US Finance I Corp. 5.50%, 05/15/2026(1)	516,875
	575,000	CBS Corp. 4.00%, 01/15/2026	594,829
		CCO Holdings LLC / CCO Holdings Capital Corp.
	35,000	5.13%, 02/15/2023	36,400
	170,000	5.75%, 09/01/2023	178,500
	570,000	5.75%, 02/15/2026(1)	605,443
		Charter Communications Operating LLC / Charter Communications Operating Capital
	1,100,000	3.58%, 07/23/2020	1,136,632
	3,920,000	4.46%, 07/23/2022	4,163,134
	435,000	4.91%, 07/23/2025	466,210
	3,000,000	6.48%, 10/23/2045	3,523,119
	325,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(1)	349,781

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Media - 2.2% - (continued)
		Comcast Corp.
$	90,000	1.63%, 01/15/2022	$87,402
	5,285,000	2.75%, 03/01/2023	5,305,966
	1,595,000	3.40%, 07/15/2046	1,382,876
	600,000	4.75%, 03/01/2044	636,420
	95,000	5.70%, 07/01/2019	102,796
		Cox Communications, Inc.
	685,000	3.25%, 12/15/2022(1)	676,557
	735,000	3.35%, 09/15/2026(1)	722,264
	1,200,000	3.85%, 02/01/2025(1)	1,203,686
	490,000	4.80%, 02/01/2035(1)	462,786
	510,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	527,212
	755,000	DISH DBS Corp. 5.88%, 11/15/2024	792,750
	1,295,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046	1,407,820
	1,265,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,356,586
	1,379,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,690,351
	240,000	SFR Group S.A. 7.38%, 05/01/2026(1)	252,300
		Sky plc
	565,000	2.63%, 09/16/2019(1)	566,818
	1,575,000	3.13%, 11/26/2022(1)	1,579,859
		TEGNA, Inc.
	535,000	5.13%, 10/15/2019	548,375
	840,000	5.13%, 07/15/2020	865,200
		Time Warner Cable LLC
	1,175,000	4.50%, 09/15/2042	1,077,753
	2,145,000	8.75%, 02/14/2019	2,386,456
	3,190,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	4,328,243
		Time Warner, Inc.
	1,445,000	6.10%, 07/15/2040	1,636,369
	345,000	6.20%, 03/15/2040	397,236
		Viacom, Inc.
	10,000	3.45%, 10/04/2026	9,607
	719,000	4.38%, 03/15/2043	639,668
	50,000	5.88%, 02/28/2057(2)	51,625
	70,000	6.25%, 02/28/2057(2)	71,838

			47,241,661

		Mining - 0.1%
		Anglo American Capital plc
	240,000	3.63%, 05/14/2020(1)	243,000
	250,000	4.13%, 04/15/2021(1)	255,625
	220,000	4.13%, 09/27/2022(1)	224,400
	200,000	4.88%, 05/14/2025(1)	208,500
	175,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	184,625
	605,000	Rio Tinto Finance USA Ltd. 3.75%, 06/15/2025	630,156
	400,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	463,500

			2,209,806

		Oil & Gas - 2.9%
		Anadarko Petroleum Corp.
	1,990,000	3.45%, 07/15/2024	1,964,506
	810,000	4.50%, 07/15/2044	780,494
	1,540,000	4.85%, 03/15/2021	1,655,623
	20,000	5.55%, 03/15/2026	22,386

The accompanying notes are an integral part of these financial statements.

175

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Oil & Gas - 2.9% - (continued)
$	1,690,000	6.60%, 03/15/2046	$2,081,860
	280,000	6.95%, 06/15/2019	306,664
	185,000	19Antero Resources Corp. 5.63%, 06/01/2023	190,319
	325,000	Apache Corp. 4.25%, 01/15/2044	307,123
		BP Capital Markets plc
	1,345,000	2.11%, 09/16/2021	1,326,420
	710,000	2.52%, 01/15/2020	720,255
	1,915,000	2.75%, 05/10/2023	1,907,261
	1,995,000	Canadian Natural Resources Ltd. 6.25%, 03/15/2038	2,264,662
		Cenovus Energy, Inc.
	255,000	4.25%, 04/15/2027(1)	252,935
	60,000	6.75%, 11/15/2039	67,660
	535,000	Concho Resources, Inc. 5.50%, 04/01/2023	554,728
	2,090,000	ConocoPhillips Co. 4.95%, 03/15/2026	2,336,024
		Continental Resources, Inc.
	25,000	3.80%, 06/01/2024	23,500
	280,000	4.50%, 04/15/2023	275,800
	55,000	4.90%, 06/01/2044	47,713
	250,000	5.00%, 09/15/2022	252,188
		Devon Energy Corp.
	3,500,000	3.25%, 05/15/2022	3,512,600
	775,000	5.00%, 06/15/2045	787,532
	390,000	Devon Financing Co. LLC 7.88%, 09/30/2031	512,206
	45,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	45,113
	1,000,000	EnCana Corp. 3.90%, 11/15/2021	1,027,927
	955,000	EOG Resources, Inc. 4.15%, 01/15/2026	1,006,972
		Hess Corp.
	1,435,000	4.30%, 04/01/2027	1,433,739
	1,155,000	5.60%, 02/15/2041	1,166,698
	645,000	5.80%, 04/01/2047	669,906
	936,000	6.00%, 01/15/2040	972,353
	8,431,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(1)	8,221,068
	1,945,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,315,139
		Marathon Oil Corp.
	675,000	2.70%, 06/01/2020	673,146
	1,585,000	2.80%, 11/01/2022	1,542,308
	380,000	3.85%, 06/01/2025	377,457
	105,000	5.20%, 06/01/2045	105,577
	75,000	6.60%, 10/01/2037	85,618
	65,000	6.80%, 03/15/2032	75,428
	370,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	365,375
	1,355,000	Petrobras Global Finance B.V. 7.38%, 01/17/2027	1,457,031
		Petroleos Mexicanos
	210,000	4.63%, 09/21/2023	211,218
	1,440,000	5.50%, 02/04/2019	1,506,240
	296,000	5.50%, 06/27/2044	259,740
	690,000	6.38%, 02/04/2021	751,237
	245,000	6.50%, 03/13/2027(1)	265,213
	2,090,000	6.63%, 06/15/2035	2,173,600

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Oil & Gas - 2.9% - (continued)
		Pioneer Natural Resources Co.
$	400,000	3.45%, 01/15/2021	$412,069
	450,000	3.95%, 07/15/2022	474,542
	2,310,000	4.45%, 01/15/2026	2,463,497
		QEP Resources, Inc.
	20,000	5.38%, 10/01/2022	19,750
	25,000	6.80%, 03/01/2020	26,063
		Shell International Finance B.V.
	1,920,000	3.25%, 05/11/2025	1,956,273
	1,800,000	4.38%, 05/11/2045	1,847,990
	170,000	SM Energy Co. 6.13%, 11/15/2022	172,975
	1,855,000	Statoil ASA 3.95%, 05/15/2043	1,818,456
	105,000	Tesoro Corp. 5.13%, 04/01/2024	110,775
		Valero Energy Corp.
	2,455,000	3.40%, 09/15/2026	2,377,650
	315,000	4.90%, 03/15/2045	315,350
	95,000	WPX Energy, Inc. 5.25%, 09/15/2024	92,625

			60,946,577

		Packaging & Containers - 0.1%
	215,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(1)	210,700
	300,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	321,000
	690,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	719,325

			1,251,025

		Pharmaceuticals - 1.2%
	975,000	AbbVie, Inc. 3.20%, 05/14/2026	950,179
		Actavis Funding SCS
	4,860,000	2.35%, 03/12/2018	4,880,558
	5,225,000	3.00%, 03/12/2020	5,327,462
	256,000	Baxalta, Inc. 3.60%, 06/23/2022	263,358
	855,000	Cardinal Health, Inc. 1.95%, 06/15/2018	856,859
	2,240,000	EMD Finance LLC 2.95%, 03/19/2022(1)	2,265,422
		Mylan N.V.
	1,020,000	3.00%, 12/15/2018	1,034,167
	1,180,000	3.15%, 06/15/2021	1,191,084
	1,170,000	3.75%, 12/15/2020	1,208,266
	195,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	200,362
	1,920,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,896,407
		Teva Pharmaceutical Finance Netherlands III B.V.
	3,435,000	1.70%, 07/19/2019	3,400,293
	2,785,000	2.20%, 07/21/2021	2,706,602
		Valeant Pharmaceuticals International, Inc.
	60,000	6.50%, 03/15/2022(1)	61,425
	145,000	7.00%, 03/15/2024(1)	147,900

			26,390,344

The accompanying notes are an integral part of these financial statements.

176

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Pipelines - 1.2%
		DCP Midstream Operating L.P.
$	195,000	2.70%, 04/01/2019	$194,513
	100,000	3.88%, 03/15/2023	97,500
	200,000	4.95%, 04/01/2022	204,624
	100,000	5.60%, 04/01/2044	95,500
	1,278,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,440,146
		Energy Transfer Partners L.P.
	120,000	3.60%, 02/01/2023	120,797
	590,000	4.05%, 03/15/2025	589,450
	405,000	5.95%, 10/01/2043	426,585
	925,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	954,437
		Kinder Morgan Energy Partners L.P.
	520,000	5.30%, 09/15/2020	562,171
	180,000	6.50%, 04/01/2020	199,426
	360,000	6.85%, 02/15/2020	401,154
	2,410,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	2,398,116
	555,000	Magellan Midstream Partners L.P. 5.00%, 03/01/2026	617,736
		MPLX L.P.
	1,085,000	4.13%, 03/01/2027	1,099,021
	265,000	5.20%, 03/01/2047	271,339
	465,000	Phillips 66 Partners L.P. 3.55%, 10/01/2026	451,436
		Plains All American Pipeline L.P. / PAA Finance Corp.
	1,845,000	2.85%, 01/31/2023	1,793,707
	1,830,000	3.65%, 06/01/2022	1,852,626
	1,120,000	4.50%, 12/15/2026	1,160,999
		Regency Energy Partners L.P. / Regency Energy Finance Corp.
	1,360,000	4.50%, 11/01/2023	1,415,768
	290,000	5.88%, 03/01/2022	319,350
	690,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028(1)	690,916
		Sunoco Logistics Partners Operations L.P.
	105,000	3.90%, 07/15/2026	104,090
	1,080,000	4.25%, 04/01/2024	1,109,440
		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
	415,000	6.25%, 10/15/2022	445,088
	30,000	6.38%, 05/01/2024	32,775
	1,675,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	1,640,023
		Williams Cos., Inc.
	295,000	3.70%, 01/15/2023	290,575
	75,000	4.55%, 06/24/2024	76,781
	100,000	7.88%, 09/01/2021	117,125
		Williams Partners L.P.
	3,265,000	3.60%, 03/15/2022	3,341,208
	860,000	4.00%, 11/15/2021	894,100
	1,255,000	4.30%, 03/04/2024	1,303,607

			26,712,129

		Real Estate - 0.1%
	2,230,000	ProLogis L.P. 3.35%, 02/01/2021	2,304,232

		Real Estate Investment Trusts - 0.5%
		American Tower Corp.
	2,160,000	3.40%, 02/15/2019	2,206,442
	550,000	3.45%, 09/15/2021	563,573
	490,000	4.50%, 01/15/2018	499,173

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Real Estate Investment Trusts - 0.5% - (continued)
$	1,635,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	$1,645,876
		Crown Castle International Corp.
	240,000	3.40%, 02/15/2021	244,952
	940,000	3.70%, 06/15/2026	943,231
	95,000	Equinix, Inc. 5.38%, 04/01/2023	98,919
		Kimco Realty Corp.
	2,115,000	3.13%, 06/01/2023	2,103,882
	640,000	3.40%, 11/01/2022	651,564
	1,110,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	1,123,786

			10,081,398

		Retail - 0.7%
		CVS Health Corp.
	3,010,000	2.80%, 07/20/2020	3,066,754
	1,421,000	3.88%, 07/20/2025	1,478,197
	2,765,000	5.13%, 07/20/2045	3,090,064
		Home Depot, Inc.
	1,460,000	3.50%, 09/15/2056	1,294,783
	260,000	4.20%, 04/01/2043	270,168
	415,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, 06/01/2026(1)	425,375
		Lowe’s Cos., Inc.
	2,675,000	2.50%, 04/15/2026	2,567,928
	2,200,000	3.70%, 04/15/2046	2,069,364
	325,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	324,188
	765,000	Walgreens Boots Alliance, Inc. 2.60%, 06/01/2021	769,422

			15,356,243

		Semiconductors - 0.6%
		Applied Materials, Inc.
	420,000	3.30%, 04/01/2027	426,848
	300,000	4.35%, 04/01/2047	308,057
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	5,555,000	3.00%, 01/15/2022(1)	5,598,929
	3,935,000	3.63%, 01/15/2024(1)	3,992,219
	910,000	Intel Corp. 4.10%, 05/19/2046	919,730
	1,605,000	Lam Research Corp. 2.80%, 06/15/2021	1,621,549
	350,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	357,437
	211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	228,408

			13,453,177

		Shipbuilding - 0.0%
	100,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(1)	105,500

		Software - 0.4%
		First Data Corp.
	125,000	5.00%, 01/15/2024(1)	127,844
	695,000	5.38%, 08/15/2023(1)	722,800
		Microsoft Corp.
	2,605,000	1.55%, 08/08/2021	2,553,299
	1,010,000	2.40%, 08/08/2026	967,630
	1,010,000	3.30%, 02/06/2027	1,037,732
	1,720,000	3.70%, 08/08/2046	1,640,047
	1,570,000	3.95%, 08/08/2056	1,485,699

The accompanying notes are an integral part of these financial statements.

177

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Software - 0.4% - (continued)
		MSCI, Inc.
$	360,000	5.25%, 11/15/2024(1)	$381,600
	180,000	5.75%, 08/15/2025(1)	193,950
		Open Text Corp.
	170,000	5.63%, 01/15/2023(1)	178,075
	40,000	5.88%, 06/01/2026(1)	42,700

			9,331,376

		Telecommunications - 1.5%
	340,000	Altice Financing S.A. 6.63%, 02/15/2023(1)	359,975
		AT&T, Inc.
	2,710,000	3.60%, 02/17/2023	2,762,913
	1,545,000	3.80%, 03/15/2022	1,603,347
	835,000	4.50%, 05/15/2035	790,828
	2,790,000	4.75%, 05/15/2046	2,613,429
	155,000	5.80%, 02/15/2019	165,088
	210,000	Frontier Communications Corp. 10.50%, 09/15/2022	211,050
	4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,488,840
	455,000	Nokia Oyj 6.63%, 05/15/2039	497,452
	1,305,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	1,425,712
	5,050,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	5,094,187
		Telecom Italia Capital S.A.
	185,000	6.00%, 09/30/2034	189,163
	60,000	6.38%, 11/15/2033	62,879
	215,000	7.72%, 06/04/2038	247,788
	1,485,000	Telefonica Emisiones SAU 4.10%, 03/08/2027	1,523,184
		Verizon Communications, Inc.
	1,445,000	4.13%, 03/16/2027	1,477,580
	1,971,000	4.27%, 01/15/2036	1,843,600
	465,000	4.40%, 11/01/2034	445,043
	2,264,000	4.52%, 09/15/2048	2,082,597
	2,399,000	4.67%, 03/15/2055	2,190,143
	1,700,000	4.81%, 03/15/2039(1)	1,667,470
	50,000	5.50%, 03/16/2047	52,972
	530,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(1)	537,950

			32,333,190

		Transportation - 0.8%
		Burlington Northern Santa Fe LLC
	290,000	3.25%, 06/15/2027	295,840
	1,815,000	4.13%, 06/15/2047	1,840,599
	725,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	906,396
	3,700,000	CSX Corp. 3.25%, 06/01/2027	3,711,422
		FedEx Corp.
	615,000	4.40%, 01/15/2047	608,076
	1,205,000	4.55%, 04/01/2046	1,217,360
	620,000	4.75%, 11/15/2045	645,120
	1,535,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,493,268
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	3,470,000	2.88%, 07/17/2018(1)	3,511,570
	645,000	3.30%, 04/01/2021(1)	656,848
	270,000	3.38%, 02/01/2022(1)	276,057
	915,000	4.88%, 07/11/2022(1)	995,473

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.5% - (continued)
		Transportation - 0.8% - (continued)
$	1,095,000	Ryder System, Inc. 2.55%, 06/01/2019	$1,105,349

			17,263,378

		Total Corporate Bonds (cost $636,731,793)	$647,919,967

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
		Argentina - 0.4%
		Argentina Treasury Bill
$	1,463,254	2.56%, 07/14/2017	$1,455,932
	1,711,419	2.63%, 05/26/2017	1,708,042
	3,101,905	3.18%, 12/15/2017	3,046,064
	3,127,782	3.34%, 04/27/2018	3,030,183

			9,240,221

		Kuwait - 0.4%
		Kuwait International Government Bond
	4,275,000	2.75%, 03/20/2022(1)	4,313,475
	2,865,000	3.50%, 03/20/2027(1)	2,929,755

			7,243,230

		Mexico- 0.5%
MXN	74,996,800	Mexican Bonos 5.00%, 12/11/2019	3,811,978
	73,645,761	Mexican Udibonos 4.00%, 11/08/2046(9)	4,073,446
		Mexico Government International Bond
$	880,000	4.15%, 03/28/2027	904,596
	2,556,000	5.75%, 10/12/2110	2,600,730

			11,390,750

		Oman - 0.3%
		Oman Government International Bond
	4,345,000	5.38%, 03/08/2027(1)	4,533,312
	1,850,000	6.50%, 03/08/2047(1)	1,992,809

			6,526,121

		South Africa - 0.2%
ZAR	23,905,000	Republic of South Africa Government Bond 6.25%, 03/31/2036	1,291,572
	41,361,401	South Africa Government Bond—CPI Linked 2.00%, 01/31/2025(9)	3,027,325

			4,318,897

		Turkey - 0.3%
$	6,358,000	Turkey Government International Bond 4.88%, 04/16/2043	5,746,043

		Venezuela - 0.0%
	656,000	Venezuela Government International Bond 7.75%, 10/13/2019(8)	394,715

		Total Foreign Government Obligations (cost $44,196,545)	$44,859,977

MUNICIPAL BONDS - 1.1%
		Development - 0.1%
		California State, GO Taxable
$	1,300,000	7.50%, 04/01/2034	$1,841,047
	685,000	7.60%, 11/01/2040	1,028,787
	80,000	7.63%, 03/01/2040	118,277

			2,988,111

The accompanying notes are an integral part of these financial statements.

178

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 1.1% - (continued)
		General - 0.4%
$	2,705,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$3,380,087
		Puerto Rico Commonwealth Government Employees Retirement System
	5,400,000	6.15%, 07/01/2038	2,308,500
	1,225,000	6.20%, 07/01/2039	523,687
	3,350,000	6.30%, 07/01/2043	1,432,125
	975,000	6.55%, 07/01/2058	416,813

			8,061,212

		General Obligation - 0.5%
	4,435,000	California State, GO Taxable 7.55%, 04/01/2039	6,544,552
	4,080,000	City of Chicago, IL, GO 7.05%, 01/01/2029	4,177,308
	765,000	Illinois State, GO 5.10%, 06/01/2033	687,016

			11,408,876

		Utility - Electric - 0.1%
	1,285,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,512,869

		Total Municipal Bonds (cost $23,659,187)	$23,971,068

SENIOR FLOATING RATE INTERESTS - 4.3%(10)
		Advertising - 0.0%
$	470,456	Acosta Holdco, Inc. 4.25%, 09/26/2021	$437,327

		Aerospace/Defense - 0.1%
		TransDigm, Inc.
	500,387	3.99%, 06/09/2023	499,692
	1,471,442	4.04%, 05/14/2022	1,469,426

			1,969,118

		Agriculture - 0.0%
	285,035	Pinnacle Operating Corp. 8.25%, 11/15/2021	265,319

		Airlines - 0.0%
	435,663	Delta Air Lines, Inc. 3.49%, 10/18/2018	438,695

		Auto Manufacturers - 0.0%
	606,765	Jaguar Holding Co. 4.33%, 08/18/2022	609,799

		Auto Parts & Equipment - 0.0%
	430,000	USI, Inc. 0.00%, 03/30/2024(11)	428,121

		Chemicals - 0.1%
	155,000	Alpha 3 B.V. 4.15%, 01/31/2024	155,775
	600,914	Chemours Co. 3.49%, 05/12/2022	605,048
	91,204	Huntsman International LLC 3.99%, 04/19/2019	91,592
	426,315	Ineos U.S. Finance LLC 3.74%, 03/31/2022	429,781
	219,077	Minerals Technologies, Inc. 3.30%, 02/14/2024	220,173
	456,556	Nexeo Solutions LLC 4.88%, 06/09/2023	461,121

			1,963,490

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		Coal - 0.1%
$	306,983	Ascent Resources - Marcellus LLC 5.28%, 08/04/2020	$213,608
	835,000	Foresight Energy LLC 0.00%, 03/10/2024(11)	806,034
	355,000	Peabody Energy Corp. 0.00%, 03/31/2022(11)	355,887

			1,375,529

		Commercial Services - 0.2%
	655,000	Aramark Services, Inc. 2.99%, 03/28/2024	660,115
	155,000	Capital Automotive L.P. 7.00%, 03/24/2025	158,100
	309,225	DigitalGlobe, Inc. 3.74%, 01/15/2024	310,385
	240,000	Global Payments, Inc. 0.00%, 04/22/2023(11)	240,780
	198,000	KAR Auction Services, Inc. 4.50%, 03/09/2023	199,485
	350,158	ON Assignment, Inc. 3.24%, 06/03/2022	352,567
	473,813	Quikrete Holdings, Inc. 4.24%, 11/15/2023	474,504
	516,100	Russell Investment Group 6.75%, 06/01/2023	521,586
	441,614	ServiceMaster Co. 3.48%, 11/08/2023	446,309
	399,000	Xerox Business Services LLC 4.99%, 12/07/2023	405,651

			3,769,482

		Construction Materials - 0.1%
	1,004,938	American Builders & Contractors Supply Co., Inc. 3.74%, 10/31/2023	1,010,796

		Distribution/Wholesale - 0.0%
	638,460	Univar, Inc. 3.74%, 07/01/2022	640,056

		Diversified Financial Services - 0.1%
	500,000	AlixPartners LLP 4.15%, 07/28/2022	504,105
	432,825	Camelot UK Holdco Ltd. 4.50%, 10/03/2023	434,773
	264,338	RP Crown Parent LLC 4.50%, 10/12/2023	266,264
		Telenet International Finance S.a.r.l.
	680,000	0.00%, 03/31/2025(11)	681,700
	1,120,000	3.97%, 01/31/2025	1,121,579

			3,008,421

		Electric - 0.1%
	991,618	Calpine Construction Finance Co., L.P. 3.49%, 01/31/2022	991,311
	893,231	Calpine Corp. 3.90%, 05/31/2023	896,027
	330,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	316,800
	280,000	Energy Future Intermediate Holding Co. LLC 4.30%, 06/30/2017	281,350
	235,000	Helix Gen Funding LLC 0.00%, 02/23/2024(11)	237,115
	596,733	Seadrill Partners Finco LLC 4.15%, 02/21/2021	401,303

			3,123,906

The accompanying notes are an integral part of these financial statements.

179

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		Energy-Alternate Sources - 0.0%
		TEX Operations Co. LLC
$	115,000	3.74%, 08/04/2023	$114,748
	498,750	3.75%, 08/04/2023	497,658

			612,406

		Entertainment - 0.1%
		Eldorado Resorts LLC
	660,000	0.00%, 03/13/2024(11)	658,350
	309,488	6.25%, 07/23/2022	308,135
	207,778	Scientific Games International, Inc. 4.99%, 10/01/2021	210,797

			1,177,282

		Food - 0.1%
		Albertsons LLC
	847,200	3.99%, 08/22/2021	849,937
	357,307	4.40%, 12/22/2022	358,825
	268,846	B&G Foods, Inc. 3.24%, 11/02/2022	271,198
	556,771	Hostess Brands LLC 4.00%, 08/03/2022	561,298

			2,041,258

		Healthcare-Products - 0.1%
	569,207	Alere, Inc. 4.25%, 06/18/2022	571,814
	285,000	Kinetic Concepts, Inc. 4.40%, 02/02/2024	286,157
	223,875	Revlon Consumer Products Corp. 4.49%, 09/07/2023	224,101
	530,650	Sterigenics-Nordion Holdings LLC 4.15%, 05/15/2022	529,323

			1,611,395

		Healthcare-Services - 0.3%
	429,562	Acadia Healthcare Co., Inc. 3.98%, 02/16/2023	429,562
	992,092	American Renal Holdings, Inc. 4.75%, 09/20/2019	997,678
	185,250	CDRH Parent, Inc. 5.32%, 07/01/2021	162,094
		Community Health Systems, Inc.
	202,503	3.80%, 12/31/2019	201,666
	468,322	4.05%, 01/27/2021	465,198
	743,861	Envision Healthcare Corp. 4.15%, 12/01/2023	750,741
	213,925	Genoa, a QoL Healthcare Co. LLC 4.90%, 10/28/2023	214,817
	708,225	inVentiv Health, Inc. 4.80%, 11/09/2023	711,865
	965,329	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	977,569
	286,165	Opal Acquisition, Inc. 5.15%, 11/27/2020	268,995
	276,927	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	275,429
	254,152	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	255,423
	823,565	U.S. Renal Care, Inc. 5.40%, 12/31/2022	780,328

			6,491,365

		Holding Companies-Diversified - 0.0%
	160,000	PSAV Holdings LLC 0.00%, 04/21/2024(11)	159,600

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		Household Products - 0.0%
$	134,849	Prestige Brands, Inc. 3.74%, 01/26/2024	$136,063

		Household Products/Wares - 0.0%
	335,000	Galleria Co. 4.00%, 09/29/2023	337,234

		Insurance - 0.4%
		Asurion LLC
	1,374,870	4.25%, 08/04/2022	1,383,174
	357,714	4.75%, 11/03/2023	360,397
	1,430,000	8.50%, 03/03/2021	1,450,849
	919,188	Evertec Group LLC 3.49%, 04/17/2020	916,320
	139,640	HUB International Ltd. 4.04%, 10/02/2020	140,294
		Sedgwick Claims Management Services, Inc.
	1,696,284	3.75%, 03/01/2021	1,696,708
	580,000	6.75%, 02/28/2022	580,481
	991,402	USI, Inc. 4.25%, 12/27/2019	986,445

			7,514,668

		Internet - 0.0%
	310,155	Lands’ End, Inc. 4.25%, 04/04/2021	255,360

		IT Services - 0.1%
	160,000	Gartner, Inc. 0.00%, 04/05/2024(11)	161,101
	890,000	Tempo Acquisition LLC 0.00%, 03/15/2024(11)	889,332

			1,050,433

		Leisure Time - 0.2%
	623,438	Boyd Gaming Corp. 3.45%, 09/15/2023	625,844
		Delta 2 (LUX) S.a.r.l.
	2,125,000	4.57%, 02/01/2024	2,127,125
	703,500	8.07%, 07/29/2022	709,656

			3,462,625

		Lodging - 0.2%
		Caesars Entertainment Operating Co.
	615,000	0.00%, 03/31/2024(11)	611,310
	1,978,834	1.50%, 03/01/2022(12)	2,302,037
	325,788	Caesars Growth Properties Holdings LLC 3.75%, 05/08/2021	327,416
	155,000	Station Casinos LLC 0.00%, 06/08/2023(11)	154,859

			3,395,622

		Machinery-Construction & Mining - 0.2%
	1,074,482	American Rock Salt Holdings LLC 4.90%, 05/20/2021	1,074,482
	1,599,052	Headwaters, Inc. 4.00%, 03/24/2022	1,601,450
	451,772	Neff Rental LLC 7.54%, 06/09/2021	451,772

			3,127,704

		Machinery-Diversified - 0.0%
	671,782	Gates Global LLC 4.41%, 04/01/2024	$674,805

The accompanying notes are an integral part of these financial statements.

180

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		Media - 0.3%
$	461,104	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	$449,770
	763,850	AVSC Holding Corp. 4.54%, 01/24/2021	762,262
		Charter Communications Operating LLC
	1,328,250	3.00%, 07/01/2020	1,334,891
	476,438	3.00%, 01/03/2021	478,405
	360,000	Numericable Group S.A. 0.00%, 06/21/2025(11)	358,099
	543,270	Numericable U.S. LLC 4.42%, 01/14/2025	543,678
	762,437	Tribune Media Co. 3.99%, 01/27/2024	766,729
	920,000	UPC Financing Partnership 3.74%, 04/15/2025	922,880
	539,782	Virgin Media Bristol LLC 3.74%, 01/31/2025	541,682

			6,158,396

		Metal Fabricate/Hardware - 0.0%
	719,007	Rexnord LLC 3.89%, 08/21/2023	721,193

		Oil & Gas - 0.1%
	485,000	California Resources Corp. 11.38%, 12/31/2021	532,894
	380,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	410,282
	253,500	Drillships Ocean Ventures, Inc. 7.50%, 07/25/2021	235,015
	646,774	Fieldwood Energy LLC 3.88%, 10/01/2018	630,068

			1,808,259

		Packaging & Containers - 0.2%
		Berry Plastics Group, Inc.
	1,270,446	3.24%, 02/08/2020	1,277,536
	426,194	3.51%, 10/01/2022	428,858
	410,000	Flex Acquisition Co., Inc. 4.40%, 12/29/2023	411,796
	144,638	Proampac PG Borrower LLC 5.04%, 11/18/2023	146,662
	2,305,733	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	2,317,123
	399,306	Signode Industrial Group U.S., Inc. 3.81%, 05/01/2021	400,803

			4,982,778

		Pharmaceuticals - 0.1%
	705,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(11)	710,288
	528,142	Valeant Pharmaceuticals International, Inc. 5.74%, 04/01/2022	531,168

			1,241,456

		Pipelines - 0.0%
	355,200	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	327,672

		Real Estate - 0.1%
		DTZ U.S. Borrower LLC
	1,064,271	4.34%, 11/04/2021	1,068,113
	20,000	9.42%, 11/04/2022	19,900

			1,088,013

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
		REITS - 0.0%
$	497,836	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	$498,727

		Retail - 0.2%
	424,116	B.C. Unlimited Liability Co. 3.31%, 02/16/2024	424,222
		Bass Pro Group LLC
	392,000	4.24%, 06/05/2020	391,185
	1,045,000	6.15%, 12/16/2023	1,016,848
	923,025	Harbor Freight Tools USA, Inc. 4.24%, 08/19/2023	920,145
	467,860	Michaels Stores, Inc. 3.75%, 01/30/2023	466,835
	666,910	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	531,307
	614,753	Party City Holdings, Inc. 4.17%, 08/19/2022	614,071
	115,000	Rite Aid Corp. 5.75%, 08/21/2020	115,179
	446,103	U.S. Foods, Inc. 3.74%, 06/27/2023	449,966

			4,929,758

		Semiconductors - 0.0%
	514,394	ON Semiconductor Corp. 3.24%, 03/31/2023	516,565

		Software - 0.5%
	650,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	651,710
	696,504	Dell, Inc. 3.50%, 09/07/2023	698,956
	155,341	Epicor Software Corp. 4.75%, 06/01/2022	155,099
		First Data Corp.
	2,901,842	3.49%, 04/26/2024	2,900,623
	692,283	3.99%, 07/10/2022	695,917
	780,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	783,026
	554,910	Hyland Software, Inc. 4.24%, 07/01/2022	558,240
	742,533	Infor U.S., Inc. 3.90%, 02/01/2022	740,795
	72,873	MA FinanceCo LLC 0.00%, 04/18/2024(11)	73,078
	485,000	Misys Europe S.A. 0.00%, 04/27/2024(11)	488,337
	492,127	Seattle Spinco, Inc. 0.00%, 04/30/2024(11)	493,510
	649,461	SS&C Technologies, Inc. 3.24%, 07/08/2022	653,929
	715,652	Verint Systems, Inc. 3.76%, 09/06/2019	718,930
	1,771,613	WEX, Inc. 4.49%, 07/01/2023	1,788,779

			11,400,929

		Telecommunications - 0.2%
	1,265,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	1,268,618
	513,252	LTS Buyer LLC 4.40%, 04/13/2020	514,628

The accompanying notes are an integral part of these financial statements.

181

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount				Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(10) - (continued)
			Telecommunications - 0.2% - (continued)
$		1,420,000	Sprint Communications, Inc. 3.50%, 02/02/2024	$1,420,894
		747,989	Univision Communications, Inc. 3.75%, 03/15/2024	742,730
		318,158	Zayo Group LLC 3.50%, 01/19/2024	320,166

				4,267,036

			Trucking & Leasing - 0.1%
		985,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	999,342
		495,498	Consolidated Container Co. LLC 5.00%, 07/03/2019	495,498

				1,494,840

			Total Senior Floating Rate Interests (cost $90,651,290)	$90,523,501

U.S. GOVERNMENT AGENCIES - 38.3%
			FHLMC - 14.8%
	$	138,926	0.00%, 11/15/2036(5)(13)	$131,424
		26,526,041	0.30%, 10/25/2020(2)(6)	152,657
		12,765,895	2.12%, 08/25/2018(2)(6)	237,881
		1,605,891	2.50%, 12/15/2026(6)	108,216
		1,442,685	2.50%, 03/15/2028(6)	122,475
		13,595,000	2.50%, 05/01/2032(4)(14)	13,682,889
		3,391,949	3.00%, 03/15/2028(6)	291,328
		1,768,616	3.00%, 08/01/2029	1,824,619
		7,090,000	3.00%, 05/01/2032(4)(14)	7,297,438
		1,475,183	3.00%, 05/15/2032(6)	126,369
		808,652	3.00%, 03/15/2033(6)	105,021
		5,368,405	3.00%, 11/01/2036	5,469,317
		4,582,229	3.00%, 01/01/2037	4,658,429
		3,048,981	3.00%, 06/15/2041	3,133,973
		6,829,897	3.00%, 07/15/2041	6,997,242
		8,467,419	3.00%, 11/01/2046	8,473,277
		43,521,401	3.00%, 12/01/2046	43,494,728
		15,475,000	3.00%, 05/01/2047(4)(14)	15,453,239
		1,909,135	3.50%, 06/15/2026(6)	156,760
		629,044	3.50%, 09/15/2026(6)	66,877
		1,095,877	3.50%, 03/15/2027(6)	110,600
		4,400,000	3.50%, 05/01/2032(4)(14)	4,602,125
		3,362,418	3.50%, 08/01/2034	3,508,849
		4,393,470	3.50%, 03/15/2041(6)	553,449
		1,354,701	3.50%, 06/01/2046	1,394,199
		58,945,000	3.50%, 05/01/2047(4)(14)	60,609,736
		37,400,000	3.50%, 06/01/2047(4)(14)	38,374,446
		3,485,614	4.00%, 08/01/2025	3,666,266
		651,977	4.00%, 08/15/2026(6)	62,270
		3,749,736	4.00%, 07/15/2027(6)	409,742
		2,740,362	4.00%, 03/15/2028(6)	295,397
		1,043,008	4.00%, 06/15/2028(6)	118,954
		3,174,052	4.00%, 05/01/2042	3,354,857
		889,213	4.00%, 08/01/2042	942,995
		1,294,704	4.00%, 09/01/2042	1,373,012
		329,710	4.00%, 07/01/2044	348,820
		2,473,766	4.00%, 01/01/2046	2,606,219
		1,368,029	4.00%, 02/01/2046	1,441,278
		10,946,160	4.00%, 01/01/2047(4)	11,615,920
		7,420,000	4.00%, 05/01/2047(4)(14)	7,810,709

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 38.3% - (continued)
		FHLMC - 14.8% - (continued)
$	7,300,000	4.00%, 06/01/2047(4)(14)	$7,668,421
	598,553	4.50%, 02/01/2039	644,483
	995,070	4.50%, 03/15/2041	1,129,585
	6,069,475	4.50%, 05/01/2042	6,550,967
	955,607	4.50%, 09/01/2044	1,028,313
	13,350,000	4.50%, 05/01/2047(4)(14)	14,354,351
	9,900,000	4.50%, 06/01/2047(4)(14)	10,623,144
	2,625,222	4.75%, 07/15/2039	2,833,170
	1,350,744	5.00%, 09/15/2033(6)	292,358
	5,825,000	5.00%, 05/01/2047(4)(14)	6,363,585
	13,629	5.50%, 11/01/2037	15,117
	1,459	5.50%, 02/01/2038	1,646
	62,341	5.50%, 04/01/2038	69,132
	57,002	5.50%, 06/01/2038	63,220
	3,325,079	5.50%, 08/01/2038	3,687,331
	166,853	5.50%, 05/01/2040	185,098
	692,092	5.50%, 08/01/2040	767,919
	630,857	5.50%, 06/01/2041	699,904
	282,651	6.00%, 01/01/2023	305,221
	71,370	6.00%, 11/01/2032	81,719
	147,875	6.00%, 11/01/2033	169,020
	121,687	6.00%, 02/01/2034	139,016
	186,606	6.00%, 07/01/2034	213,202
	61,437	6.00%, 08/01/2034	70,143
	84,430	6.00%, 09/01/2034	96,450
	36,857	6.00%, 01/01/2035	41,890
	50,502	6.00%, 03/01/2035	57,642
	48,164	6.00%, 05/01/2038	54,468
	326,077	6.00%, 06/01/2038	371,599
	823,803	6.00%, 05/15/2039	920,645
	890,546	6.50%, 07/15/2036	1,000,861

			$315,683,622

		FNMA - 15.7%
	138,909	0.00%, 03/25/2036(5)(13)	111,552
	1,172,155	0.00%, 06/25/2036(5)(13)	1,040,991
	4,133,560	1.83%, 04/25/2055(2)(6)	217,087
	4,595,084	1.86%, 05/25/2046(2)(6)	238,952
	2,516,518	2.01%, 06/25/2055(2)(6)	145,199
	4,365,729	2.02%, 08/25/2044(2)(6)	243,772
	909,294	2.50%, 06/25/2028(6)	76,373
	24,105,000	2.50%, 05/01/2032(4)(14)	24,243,416
	511,490	2.50%, 01/01/2043	494,513
	2,738,408	2.50%, 02/01/2043	2,647,511
	2,071,189	2.50%, 03/01/2043	2,002,440
	1,290,993	2.50%, 04/01/2043	1,248,140
	509,560	2.50%, 06/01/2043	492,069
	847,540	2.50%, 08/01/2043	818,266
	27,744	2.50%, 06/01/2046	26,711
	867,375	2.50%, 10/01/2046	835,071
	31,712,313	2.50%, 11/01/2046	30,531,305
	14,931,244	2.50%, 12/01/2046	14,375,155
	8,935,545	2.50%, 01/01/2047	8,603,736
	4,225,000	2.65%, 06/01/2025	4,224,091
	2,177,337	2.82%, 07/01/2025	2,213,499
	1,850,000	2.84%, 12/01/2025	1,866,350
	3,900,000	2.93%, 01/01/2027	3,930,442
	839,172	3.00%, 09/25/2027(6)	76,955
	5,684,374	3.00%, 01/25/2028(6)	531,042
	2,571,599	3.00%, 04/25/2028(6)	239,939
	1,227,121	3.00%, 01/01/2030	1,263,403
	41,369,000	3.00%, 05/01/2032(4)(14)	42,555,128
	4,651,755	3.00%, 03/01/2037	4,727,373
	850,000	3.00%, 05/01/2047(4)(14)	849,004
	1,513,462	3.02%, 03/01/2027	1,535,433
	7,175,317	3.11%, 04/01/2027	7,308,610
	3,065,000	3.15%, 04/01/2027	3,136,633
	2,315,000	3.16%, 04/01/2027	2,369,337

The accompanying notes are an integral part of these financial statements.

182

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 38.3% - (continued)
		FNMA - 15.7% - (continued)
$	2,534,990	3.21%, 01/01/2027	$2,606,521
	2,895,125	3.23%, 04/01/2027	2,979,370
	259,775	3.24%, 12/01/2026	267,836
	672,537	3.30%, 12/01/2026	696,529
	251,177	3.34%, 04/01/2024	264,004
	559,963	3.41%, 11/01/2024	587,457
	637,626	3.47%, 01/01/2024	674,141
	1,625,439	3.50%, 10/25/2027(6)	190,649
	1,423,067	3.50%, 05/25/2030(6)	189,766
	554,360	3.50%, 08/25/2030(6)	67,874
	3,990,000	3.50%, 05/01/2032(4)(14)	4,169,815
	1,002,246	3.50%, 09/25/2035(6)	153,204
	1,987,723	3.50%, 10/01/2044	2,054,420
	2,230,331	3.50%, 02/01/2045	2,295,438
	4,067,428	3.50%, 01/01/2046	4,186,164
	5,032,234	3.50%, 02/01/2046	5,179,133
	3,999,364	3.50%, 09/01/2046	4,116,112
	1,734,719	3.50%, 10/01/2046	1,785,358
	1,373,389	3.50%, 11/01/2046	1,419,909
	29,300,000	3.50%, 05/01/2047(4)(14)	30,127,496
	17,700,000	3.50%, 06/01/2047(4)(14)	18,162,551
	70,000	3.70%, 10/01/2023	74,705
	95,000	3.76%, 03/01/2024	101,630
	5,750,000	3.77%, 12/01/2025	6,179,477
	140,000	3.86%, 12/01/2025	150,459
	232,410	3.87%, 10/01/2025	250,943
	305,758	3.89%, 05/01/2030	323,256
	134,344	3.96%, 05/01/2034	142,437
	83,937	3.97%, 05/01/2029	90,841
	1,025,232	4.00%, 06/01/2025	1,083,122
	4,008,200	4.00%, 10/01/2040	4,235,558
	1,661,939	4.00%, 11/01/2040	1,756,218
	1,225,376	4.00%, 12/01/2040	1,295,007
	607,261	4.00%, 02/01/2041	642,158
	1,418,258	4.00%, 03/01/2041	1,499,126
	662,357	4.00%, 03/25/2042(6)	92,805
	4,003,292	4.00%, 05/25/2042(6)	624,016
	542,779	4.00%, 08/01/2042	573,217
	1,317,116	4.00%, 09/01/2042	1,389,801
	380,645	4.00%, 11/25/2042(6)	51,816
	331,321	4.00%, 03/01/2045	349,187
	1,481,788	4.00%, 07/01/2045	1,573,505
	2,531,556	4.00%, 02/01/2046	2,668,063
	2,798,009	4.00%, 05/01/2046	2,948,885
	1,495,231	4.00%, 06/01/2046	1,575,857
	1,555,084	4.00%, 04/01/2047	1,652,804
	14,565,000	4.00%, 05/01/2047(4)(14)	15,338,766
	17,100,000	4.00%, 06/01/2047(4)(14)	17,971,031
	194,449	4.06%, 10/01/2028	213,088
	541,738	4.50%, 08/01/2024	573,329
	51,006	4.50%, 04/01/2025	53,963
	824,554	4.50%, 07/25/2027(6)	85,891
	1,172,385	4.50%, 09/01/2035	1,266,716
	302,633	4.50%, 08/01/2040	328,210
	3,445,671	4.50%, 10/01/2040	3,719,025
	1,545,443	4.50%, 10/01/2041	1,667,832
	1,346,221	4.50%, 09/01/2043	1,453,284
	5,091	5.00%, 04/01/2018	5,229
	13,768	5.00%, 05/01/2018	14,142
	90,980	5.00%, 06/01/2018	93,449
	6,794	5.00%, 07/01/2018	6,978
	35,940	5.00%, 12/01/2019	37,188
	213,478	5.00%, 01/01/2022	221,244
	416,082	5.00%, 04/25/2038	448,003
	485,727	5.46%, 05/25/2042(2)(6)	54,911
	3,661	5.50%, 11/01/2018	3,697
	50,080	5.50%, 08/01/2019	51,463
	47,901	5.50%, 09/01/2019	49,143
	55,452	5.50%, 10/01/2019	56,787

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 38.3% - (continued)
		FNMA - 15.7% - (continued)
$	9,940	5.50%, 05/01/2020	$10,286
	495,221	5.50%, 06/01/2022	523,076
	216,579	5.50%, 06/01/2033	242,502
	836,098	5.50%, 07/01/2033	935,456
	63,309	5.50%, 08/01/2033	70,482
	2,933,292	5.50%, 11/01/2035	3,285,480
	760,128	5.50%, 04/01/2036	849,848
	626,201	5.50%, 04/25/2037	698,060
	1,251,305	5.50%, 11/01/2037	1,393,919
	1,629,417	5.50%, 06/25/2042(6)	346,838
	16,334	6.00%, 11/01/2031	18,495
	191,982	6.00%, 12/01/2032	221,823
	287,823	6.00%, 03/01/2033	330,233
	730,541	6.00%, 02/01/2037	827,210
	497,086	6.00%, 12/01/2037	562,863
	249,720	6.00%, 03/01/2038	282,954
	200,464	6.00%, 10/01/2038	226,990
	16,345	7.00%, 10/01/2037	17,281
	2,436	7.50%, 12/01/2029	2,570
	16,490	7.50%, 03/01/2030	19,786
	24,888	7.50%, 09/01/2031	26,613

			$333,324,272

		GNMA - 7.8%
	1,277,465	3.00%, 09/20/2028(6)	120,262
	241,585	3.00%, 11/15/2042	245,612
	245,294	3.00%, 06/15/2043	249,369
	177,979	3.00%, 07/15/2043	180,519
	249,908	3.00%, 10/15/2044	253,357
	303,550	3.00%, 02/15/2045	307,740
	170,097	3.00%, 03/15/2045	172,444
	824,479	3.00%, 04/15/2045	835,858
	229,659	3.00%, 06/15/2045	232,829
	7,653,797	3.00%, 07/15/2045	7,759,433
	35,625,000	3.00%, 05/01/2047(4)(14)	36,103,711
	551,187	3.50%, 02/16/2027(6)	52,755
	1,357,129	3.50%, 03/20/2027(6)	136,490
	1,686,560	3.50%, 02/20/2041(6)	245,708
	2,873,995	3.50%, 04/20/2042(6)	413,933
	699,173	3.50%, 05/15/2042	731,197
	1,852,389	3.50%, 12/15/2042	1,936,775
	1,427,460	3.50%, 03/15/2043	1,492,386
	1,397,938	3.50%, 04/15/2043	1,457,608
	4,808,380	3.50%, 05/15/2043	5,013,285
	558,169	3.50%, 05/20/2043(6)	102,433
	2,349,025	3.50%, 07/20/2043(6)	345,626
	7,184,715	3.50%, 03/20/2047	7,477,313
	5,699,998	3.50%, 04/20/2047	5,932,131
	15,200,000	3.50%, 05/01/2047(4)(14)	15,797,313
	442,790	4.00%, 12/16/2026(6)	48,255
	5,480,656	4.00%, 05/20/2029(6)	561,079
	3,390,483	4.00%, 09/20/2040	3,634,773
	453,955	4.00%, 10/20/2040	483,867
	873,514	4.00%, 12/20/2040	936,135
	415,412	4.00%, 05/16/2042(6)	66,914
	282,753	4.00%, 01/20/2044(6)	55,609
	5,269,382	4.00%, 04/20/2047	5,579,259
	7,880,000	4.00%, 05/01/2047(4)(14)	8,332,485
	7,700,000	4.00%, 06/01/2047(4)(14)	8,126,658
	58,788	4.50%, 07/15/2033	63,069
	145,451	4.50%, 05/15/2040	158,322
	641,577	4.50%, 06/15/2041	698,439
	2,249,638	4.50%, 06/20/2044	2,402,162
	1,935,692	4.50%, 10/20/2044	2,066,931
	1,237,993	4.50%, 04/20/2045(6)	286,076
	1,947,126	4.50%, 01/20/2046	2,079,140
	20,820,000	4.50%, 05/01/2047(4)(14)	22,215,590
	1,199,446	5.00%, 06/15/2041	1,325,754

The accompanying notes are an integral part of these financial statements.

183

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 38.3% - (continued)
		GNMA - 7.8% - (continued)
$	1,678,078	5.00%, 10/16/2041(6)	$271,784
	1,901,384	5.00%, 03/15/2044	2,097,692
	5,200,000	5.00%, 05/01/2047(4)(14)	5,697,207
	669,848	5.50%, 05/15/2033	766,482
	50,883	5.50%, 06/15/2035	57,175
	96,783	5.50%, 04/15/2038	108,039
	2,583,851	5.50%, 03/20/2039(6)	580,194
	2,407,612	5.50%, 02/16/2047(6)	534,641
	1,462,113	5.50%, 02/20/2047(6)	334,687
	1,000,000	5.50%, 05/01/2047(4)(14)	1,113,137
	77,518	6.00%, 02/15/2029	87,886
	166,691	6.00%, 11/15/2032	193,045
	230,664	6.00%, 02/15/2033	262,749
	52,817	6.00%, 07/15/2033	60,159
	99,013	6.00%, 10/15/2034	112,594
	636,416	6.00%, 03/15/2036	747,631
	6,362	6.00%, 05/15/2036	7,278
	178,807	6.00%, 10/15/2036	204,547
	79,827	6.00%, 01/15/2037	91,320
	181,405	6.00%, 02/15/2037	207,198
	331,843	6.00%, 06/15/2037	379,580
	122,406	6.00%, 11/15/2037	138,815
	1,276	6.00%, 03/15/2038	1,447
	76,021	6.00%, 06/15/2038	87,175
	243,895	6.00%, 08/15/2038	277,030
	276,173	6.00%, 10/15/2038	313,451
	285,443	6.00%, 11/15/2038	327,497
	164,375	6.00%, 12/15/2038	188,787
	151,375	6.00%, 01/15/2039	171,687
	6,135	6.00%, 03/15/2039	6,963
	933,021	6.00%, 04/15/2039	1,079,559
	472,227	6.00%, 08/15/2039	535,539
	31,160	6.00%, 09/15/2039	35,657
	66,484	6.00%, 11/15/2039	75,390
	30,064	6.00%, 06/15/2040	34,123
	2,097,750	6.00%, 09/20/2040(6)	483,997
	207,201	6.00%, 12/15/2040	234,914
	752,152	6.00%, 06/15/2041	852,750
	15,914	6.50%, 09/15/2028	17,841
	2,746	6.50%, 10/15/2028	3,079
	5,294	6.50%, 12/15/2028	5,935
	60,689	6.50%, 05/15/2029	70,551
	100,074	6.50%, 08/15/2031	112,191
	4,820	6.50%, 09/15/2031	5,404
	60,084	6.50%, 10/15/2031	67,359
	173,691	6.50%, 11/15/2031	194,722
	38,924	6.50%, 01/15/2032	43,638
	27,812	6.50%, 03/15/2032	31,179
	7,709	6.50%, 04/15/2032	8,643
	48,295	6.50%, 07/15/2032	54,143

			166,091,095

		Total U.S. Government Agencies (cost $813,901,355)	$815,098,989

U.S. GOVERNMENT SECURITIES - 12.7%
		U.S. Treasury Securities - 12.7%
		U.S. Treasury Bonds - 4.4%
$	16,530,000	2.50%, 02/15/2045	$15,062,962
	7,800,000	2.50%, 02/15/2046	7,089,163

Shares or Principal Amount				Market Value†
U.S. GOVERNMENT SECURITIES - 12.7% - (continued)
			U.S. Treasury Bonds - 4.4% - (continued)
	$	6,525,000	2.88%, 08/15/2045	$6,414,382
		3,440,000	3.00%, 11/15/2044	3,471,039
		9,045,000	3.00%, 05/15/2045(15)	9,117,785
		31,854,000	3.13%, 08/15/2044(16)	32,920,376
		530,000	3.38%, 05/15/2044	573,187
		3,560,000	3.63%, 02/15/2044	4,018,211
		5,661,000	4.38%, 02/15/2038	7,151,654
		7,016,000	4.50%, 02/15/2036	8,998,841

				94,817,600

			U.S. Treasury Notes - 8.3%
		21,588,320	0.13%, 04/15/2022(9)	21,728,515
		69,997,365	0.25%, 01/15/2025(9)	69,677,127
		275,000	0.63%, 07/31/2017	274,817
		91,000	1.50%, 12/31/2018	91,395
		15,355,000	1.50%, 03/31/2023	14,942,334
		28,095,000	1.63%, 02/15/2026(16)	26,675,978
		32,402,000	2.00%, 11/15/2026(16)	31,614,729
		11,200,000	2.25%, 11/15/2025(16)	11,204,816

				176,209,711

				271,027,311

			Total U.S. Government Securities (cost $273,169,748)	$271,027,311

COMMON STOCKS - 0.0%
			Energy - 0.0%
$		8,492	Templar Energy LLC Class A*(17)(18)	$84,918

			Utilities - 0.0%
		350,000	TCEH Corp.*(17)(18)	-
		5,836	Vistra Energy Corp.	87,248

				87,248

			Total Common Stocks (cost $174,209)	$172,166

PREFERRED STOCKS - 0.1%
			Banks - 0.0%
$		469	U.S. Bancorp Series A 3.50%(2)(7)	$408,968

			Diversified Financials - 0.1%
		20,000	Citigroup Capital XIII 7.54%(2)	524,800

			Total Preferred Stocks (cost $889,590)	933,768

			Total Long-Term Investments (cost $2,476,874,670)	$2,490,526,724

SHORT-TERM INVESTMENTS - 4.1%
	Other Investment Pools & Funds - 4.1%
$87,263,747	Morgan Stanley Institutional Liquidity Funds, Institutional Class	$87,263,747

	Total Short-Term Investments (cost $87,263,747)	87,263,747

The accompanying notes are an integral part of these financial statements.

184

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.1% - (continued)
Other Investment Pools & Funds - 4.1% - (continued)
Total Investments Excluding Purchased Options (cost $2,564,138,417)	121.2%	$2,577,790,471
Total Purchased Options (cost $173,144)	0.0%	$249,479

Total Investments (cost $2,564,311,561)^	121.2%	$2,578,039,950
Other Assets and Liabilities	(21.2)%	(450,452,477)

Total Net Assets	100.0%	$2,127,587,473

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$34,121,367
Unrealized Depreciation	(20,392,978)

Net Unrealized Appreciation	$13,728,389

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $532,614,486, which represented 25.0% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $463,806,764 at April 30, 2017.

(5)	Security is a zero-coupon bond.

(6)	Securities disclosed are interest-only strips.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $25,590,267, which represented 1.2% of total net assets.

(9)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The accompanying notes are an integral part of these financial statements.

185

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(13)	Securities disclosed are principal-only strips.

(14)	Represents or includes a TBA transaction.

(15)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(17)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $84,918, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(18)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
10/16	350,000	TCEH Corp.	$—
09/16	8,492	Templar Energy LLC Class A	72,709

			$72,709

At April 30, 2017, the aggregate value of these securities was $84,918, which represented 0.0% of total net assets.

OTC Option Contracts Outstanding at April 30, 2017

Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/TRY Call	GSC	3.59 TRY per USD	05/24/17	USD	6,348,000	$93,113	$66,337	$26,776
USD Put/TRY Call	GSC	3.71 TRY per USD	04/06/18	USD	423,000	156,366	106,807	49,559

Total Puts					6,771,000	$249,479	$173,144	$76,335

Total purchased option contracts					6,771,000	$249,479	$173,144	$76,335

Futures Contracts Outstanding at April 30, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollar 90-Day Future	422	09/18/2017	$104,026,911	$104,023,000	$(3,911)
U.S. Treasury 5-Year Note Future	1,792	06/30/2017	210,570,531	212,184,000	1,613,469
U.S. Treasury Long Bond Future	323	06/21/2017	48,475,425	49,408,906	933,481

Total					$2,543,039

Short position contracts:
Eurodollar 3-Month Future	844	09/17/2018	$207,379,266	$207,286,400	$92,866
Long Gilt Future	215	06/28/2017	35,388,390	35,719,069	(330,679)
U.S. 10-Year Ultra Future	5	06/21/2017	674,862	677,265	(2,403)
U.S. Treasury 10-Year Note Future	925	06/21/2017	115,272,279	116,289,844	(1,017,565)
U.S. Treasury 2-Year Note Future	697	06/30/2017	150,895,435	150,976,735	(81,300)
U.S. Treasury Ultra Bond Future	13	06/21/2017	2,084,445	2,118,187	(33,742)

Total					$(1,372,823)

Total futures contracts					$1,170,216

The accompanying notes are an integral part of these financial statements.

186

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2017

Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.50%	$10,715,000	05/01/2047	$(11,017,615)	$(29,718)
FNMA, 2.50%	56,400,000	05/01/2047	(54,254,719)	(460,747)
FNMA, 3.00%	2,875,000	05/01/2047	(2,871,631)	8,872
FNMA, 4.50%	17,575,000	05/01/2047	(18,906,855)	(51,503)
FNMA, 5.50%	5,700,000	05/01/2047	(6,334,196)	820
GNMA, 3.00%	27,100,000	05/01/2047	(27,464,156)	(29,111)
GNMA, 3.50%	3,930,000	05/01/2047	(4,084,436)	9,518

Total (proceeds $124,381,739)			$(124,933,608)	$(551,869)

At April 30, 2017, the aggregate market value of TBA Sale Commitments represents (5.9)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2017

Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread(b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06	MSC	USD	1,015,225	(0.32%)	07/25/45	$189,254	$—	$150,688	$(38,566)
ABX.HE.AAA.06	CSI	USD	37,444	(0.18%)	07/25/45	562	—	695	133
ABX.HE.AAA.06	JPM	USD	6,808	(0.18%)	07/25/45	149	—	127	(22)
ABX.HE.AAA.06	MSC	USD	115,055	(0.18%)	07/25/45	2,534	—	2,137	(397)
ABX.HE.AAA.06	GSC	USD	51,741	(0.18%)	07/25/45	4,657	—	961	(3,696)
ABX.HE.AAA.07	GSC	USD	175,629	(0.09%)	08/25/37	39,505	—	16,888	(22,617)
ABX.HE.AAA.07	JPM	USD	165,091	(0.09%)	08/25/37	39,420	—	15,875	(23,545)
ABX.HE.AAA.07	GSC	USD	769,255	(0.09%)	08/25/37	173,920	—	73,969	(99,951)
ABX.HE.AAA.07	MSC	USD	1,405,032	(0.09%)	08/25/37	336,337	—	135,107	(201,230)
ABX.HE.AAA.07	CSI	USD	1,668,475	(0.09%)	08/25/37	433,740	—	160,436	(273,304)
ABX.HE.PENAAA.06	MSC	USD	583,863	(0.11%)	05/25/46	66,712	—	53,941	(12,771)
ABX.HE.PENAAA.06	JPM	USD	1,235,387	(0.11%)	05/25/46	140,820	—	114,131	(26,689)
ABX.HE.PENAAA.06	GSC	USD	996,672	(0.11%)	05/25/46	249,168	—	92,077	(157,091)
CMBX.NA.A.7	JPM	USD	1,235,000	(2.00%)	01/17/47	47,629	—	41,609	(6,020)
CMBX.NA.A.9	MSC	USD	1,940,000	(2.00%)	09/17/58	68,144	—	79,846	11,702
CMBX.NA.A.9	MSC	USD	1,170,000	(2.00%)	09/17/58	51,847	—	48,154	(3,693)
CMBX.NA.A.9	DEUT	USD	760,000	(2.00%)	09/17/58	38,475	—	31,238	(7,237)
CMBX.NA.AA.7	MSC	USD	1,475,000	(1.50%)	01/17/47	17,230	—	11,641	(5,589)
CMBX.NA.AA.7	CSI	USD	1,070,000	(1.50%)	01/17/47	33,265	—	8,400	(24,865)
CMBX.NA.AA.7	CSI	USD	1,850,000	(1.50%)	01/17/47	57,514	—	14,524	(42,990)
CMBX.NA.AA.7	CSI	USD	1,850,000	(1.50%)	01/17/47	57,514	—	14,524	(42,990)
CMBX.NA.AA.7	CSI	USD	2,140,000	(1.50%)	01/17/47	66,529	—	16,799	(49,730)
CMBX.NA.AA.8	MSC	USD	925,000	(1.50%)	10/17/57	37,167	—	19,760	(17,407)
CMBX.NA.AJ.4	CBK	USD	928,160	(0.96%)	02/17/51	163,731	—	140,224	(23,507)
CMBX.NA.AS.7	CBK	USD	1,445,000	(1.00%)	01/17/47	31,455	—	(3,004)	(34,459)
CMBX.NA.AS.7	GSC	USD	1,710,000	(1.00%)	01/17/47	48,097	—	(3,507)	(51,604)
CMBX.NA.AS.7	CSI	USD	3,220,000	(1.00%)	01/17/47	58,432	—	(6,694)	(65,126)
CMBX.NA.AS.8	DEUT	USD	730,000	(1.00%)	10/17/57	53,344	—	2,982	(50,362)
CMBX.NA.BB.8	CSI	USD	1,085,000	(5.00%)	10/17/57	254,904	—	279,570	24,666
CMBX.NA.BB.8	JPM	USD	610,000	(5.00%)	10/17/57	143,310	—	154,551	11,241
CMBX.NA.BB.8	CSI	USD	475,000	(5.00%)	10/17/57	112,624	—	122,392	9,768
CMBX.NA.BB.8	CSI	USD	545,000	(5.00%)	10/17/57	131,406	—	140,429	9,023
CMBX.NA.BB.8	JPM	USD	605,000	(5.00%)	10/17/57	145,872	—	153,284	7,412
CMBX.NA.BB.8	GSC	USD	510,000	(5.00%)	10/17/57	124,888	—	131,410	6,522
CMBX.NA.BB.8	GSC	USD	510,000	(5.00%)	10/17/57	125,853	—	131,411	5,558
CMBX.NA.BB.9	JPM	USD	430,000	(5.00%)	09/17/58	83,028	—	82,856	(172)
CMBX.NA.BB.9	CSI	USD	2,680,000	(5.00%)	09/17/58	562,815	—	527,941	(34,874)
CMBX.NA.BBB.10	MSC	USD	815,000	(3.00%)	11/17/59	53,390	—	79,560	26,170
CMBX.NA.BBB.10	MSC	USD	1,130,000	(3.00%)	11/17/59	88,434	—	110,310	21,876

The accompanying notes are an integral part of these financial statements.

187

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)

Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread(b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Buy protection: - (continued)
CMBX.NA.BBB.10	MSC	USD	830,000	(3.00%)	11/17/59	$81,721	$—	$81,024	$(697)
CMBX.NA.BBB.7	GSC	USD	605,000	(3.00%)	01/17/47	51,938	—	48,639	(3,299)
CMBX.NA.BBB.7	CSI	USD	1,490,000	(3.00%)	01/17/47	144,013	—	119,789	(24,224)
CMBX.NA.BBB.7	CSI	USD	1,740,000	(3.00%)	01/17/47	168,176	—	139,888	(28,288)
CMBX.NA.BBB.7	MSC	USD	1,360,000	(3.00%)	01/17/47	139,183	—	109,338	(29,845)
CMBX.NA.BBB.7	MSC	USD	2,110,000	(3.00%)	01/17/47	157,211	—	169,985	12,774
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	1,817	—	2,010	193
CMBX.NA.BBB.7	MSC	USD	820,000	(3.00%)	01/17/47	67,637	—	65,924	(1,713)
CMBX.NA.BBB.7	CSI	USD	725,000	(3.00%)	01/17/47	64,717	—	58,287	(6,430)
CMBX.NA.BBB.7	DEUT	USD	600,000	(3.00%)	01/17/47	56,899	—	48,237	(8,662)
CMBX.NA.BBB.7	CSI	USD	2,070,000	(3.00%)	01/17/47	176,050	—	166,418	(9,632)
CMBX.NA.BBB.7	GSC	USD	1,635,000	(3.00%)	01/17/47	151,751	—	131,446	(20,305)
CMBX.NA.BBB.7	DEUT	USD	625,000	(3.00%)	01/17/47	77,322	—	50,247	(27,075)
CMBX.NA.BBB.7	GSC	USD	595,000	(3.00%)	01/17/47	82,568	—	47,836	(34,732)
CMBX.NA.BBB.7	MSC	USD	4,340,000	(3.00%)	01/17/47	419,511	—	348,915	(70,596)
CMBX.NA.BBB.9	MSC	USD	780,000	(3.00%)	09/17/58	85,225	—	84,912	(313)
CMBX.NA.BBB.9	MSC	USD	725,000	(3.00%)	09/17/58	84,371	—	78,804	(5,567)
CMBX.NA.BBB.9	CSI	USD	215,000	(3.00%)	09/17/58	24,901	—	23,369	(1,532)
CMBX.NA.BBB.9	MSC	USD	435,000	(3.00%)	09/17/58	51,144	—	47,282	(3,862)
CMBX.NA.BBB.9	JPM	USD	885,000	(3.00%)	09/17/58	101,412	—	94,056	(7,356)
CMBX.NA.BBB.9	GSC	USD	1,450,000	(3.00%)	09/17/58	166,612	—	157,849	(8,763)
CMBX.NA.BBB.9	MSC	USD	1,625,000	(3.00%)	09/17/58	194,193	—	176,629	(17,564)
CMBX.NA.BBB.9	DEUT	USD	2,245,000	(3.00%)	09/17/58	275,635	—	244,394	(31,241)
CMBX.NA.BBB.9	JPM	USD	2,425,000	(3.00%)	09/17/58	302,958	—	257,725	(45,233)

Total						$7,460,640	$—	$5,900,245	$(1,560,395)

Sell protection:
CMBX.NA.A.6	MSC	USD	60,000	2.00%	05/11/63	$—	$(1,357)	$(2,426)	$(1,069)
CMBX.NA.A.6	GSC	USD	1,210,000	2.00%	05/11/63	15,795	—	(48,930)	(64,725)
CMBX.NA.AAA.6	GSC	USD	11,525,555	0.50%	05/11/63	—	(132,296)	(560)	131,736
CMBX.NA.AAA.6	UBS	USD	3,273,854	0.50%	05/11/63	—	(87,219)	(159)	87,060
CMBX.NA.AAA.6	CSI	USD	2,732,352	0.50%	05/11/63	—	(29,151)	(133)	29,018
CMBX.NA.AAA.6	CSI	USD	2,354,790	0.50%	05/11/63	—	(25,123)	(114)	25,009
CMBX.NA.AAA.6	CSI	USD	2,349,822	0.50%	05/11/63	—	(25,070)	(114)	24,956
CMBX.NA.AAA.6	MSC	USD	2,593,250	0.50%	05/11/63	—	(20,518)	(127)	20,391
CMBX.NA.AAA.6	MSC	USD	1,296,625	0.50%	05/11/63	—	(10,631)	(63)	10,568
CMBX.NA.AJ.4	GSC	USD	928,160	0.96%	02/17/51	—	(159,140)	(140,274)	18,866
CMBX.NA.AS.7	CSI	USD	1,200,000	1.00%	01/17/47	—	(2,201)	2,495	4,696
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	—	(562,997)	(504,408)	58,589
CMBX.NA.BB.6	CSI	USD	1,540,000	5.00%	05/11/63	—	(312,234)	(289,847)	22,387
CMBX.NA.BB.6	CSI	USD	1,080,000	5.00%	05/11/63	—	(212,913)	(202,969)	9,944
CMBX.NA.BB.6	GSC	USD	95,000	5.00%	05/11/63	—	(16,099)	(17,880)	(1,781)
CMBX.NA.BB.6	CSI	USD	952,000	5.00%	05/11/63	—	(174,927)	(178,914)	(3,987)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(336,257)	(343,920)	(7,663)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(336,257)	$(343,920)	(7,663)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(336,257)	(343,920)	(7,663)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	—	(337,175)	(344,859)	(7,684)
CMBX.NA.BB.6	GSC	USD	160,000	5.00%	05/11/63	—	(21,180)	(30,092)	(8,912)
CMBX.NA.BB.6	GSC	USD	510,000	5.00%	05/11/63	—	(86,899)	(95,988)	(9,089)
CMBX.NA.BB.6	CSI	USD	510,000	5.00%	05/11/63	—	(86,339)	(95,988)	(9,649)
CMBX.NA.BB.6	CSI	USD	935,000	5.00%	05/11/63	—	(165,096)	(175,719)	(10,623)
CMBX.NA.BB.6	MSC	USD	545,000	5.00%	05/11/63	—	(90,416)	(102,575)	(12,159)
CMBX.NA.BB.6	JPM	USD	605,000	5.00%	05/11/63	—	(98,520)	(111,263)	(12,743)
CMBX.NA.BB.6	MSC	USD	3,490,000	5.00%	05/11/63	—	(641,314)	(655,891)	(14,577)
CMBX.NA.BB.6	CSI	USD	475,000	5.00%	05/11/63	—	(71,377)	(89,401)	(18,024)
CMBX.NA.BB.6	JPM	USD	610,000	5.00%	05/11/63	—	(90,496)	(112,230)	(21,734)
CMBX.NA.BB.6	CSI	USD	1,085,000	5.00%	05/11/63	—	(160,964)	(204,210)	(43,246)
CMBX.NA.BB.6	GSC	USD	941,000	5.00%	05/11/63	—	(109,095)	(176,846)	(67,751)
CMBX.NA.BB.6	GSC	USD	1,870,000	5.00%	05/11/63	—	(204,303)	(351,438)	(147,135)

The accompanying notes are an integral part of these financial statements.

188

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)

Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread(b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Sell protection: - (continued)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	$—	$(866,616)	$(797,653)	$68,963
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	—	(426,959)	(382,225)	44,734
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	—	(364,611)	(326,886)	37,725
CMBX.NA.BB.8	CSI	USD	1,675,000	5.00%	10/17/57	—	(468,372)	(431,129)	37,243
CMBX.NA.BB.8	CSI	USD	1,660,000	5.00%	10/17/57	—	(464,178)	(427,269)	36,909
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	—	(452,339)	(418,260)	34,079
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	—	(262,943)	(229,077)	33,866
CMBX.NA.BB.8	GSC	USD	380,000	5.00%	10/17/57	—	(125,765)	(97,809)	27,956
CMBX.NA.BB.8	CSI	USD	725,000	5.00%	10/17/57	—	(202,728)	(186,608)	16,120
CMBX.NA.BB.8	JPM	USD	460,000	5.00%	10/17/57	—	(101,563)	(118,400)	(16,837)
CMBX.NA.BB.8	GSC	USD	465,000	5.00%	10/17/57	—	(74,116)	(119,686)	(45,570)
CMBX.NA.BB.8	MLI	USD	400,000	5.00%	10/17/57	—	(47,582)	(102,956)	(55,374)
CMBX.NA.BB.8	GSC	USD	600,000	5.00%	10/17/57	—	(94,709)	(154,434)	(59,725)
CMBX.NA.BB.8	MLI	USD	885,000	5.00%	10/17/57	—	(111,490)	(227,790)	(116,300)
CMBX.NA.BB.8	GSC	USD	835,000	5.00%	10/17/57	—	(96,826)	(214,921)	(118,095)
CMBX.NA.BB.8	MLI	USD	905,000	5.00%	10/17/57	—	(81,687)	(232,938)	(151,251)
CMBX.NA.BB.8	BOA	USD	1,100,000	5.00%	10/17/57	—	(75,752)	(283,129)	(207,377)
CMBX.NA.BB.9	GSC	USD	885,000	5.00%	09/17/58	—	(243,126)	(174,093)	69,033
CMBX.NA.BB.9	MLI	USD	440,000	5.00%	09/17/58	—	(122,119)	(86,555)	35,564
CMBX.NA.BB.9	JPM	USD	470,000	5.00%	09/17/58	—	(126,936)	(92,457)	34,479
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(120,876)	(86,555)	34,321
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(119,833)	(86,555)	33,278
CMBX.NA.BB.9	MLI	USD	435,000	5.00%	09/17/58	—	(117,483)	(85,571)	31,912
CMBX.NA.BBB.6	MSC	USD	360,000	3.00%	05/11/63	—	(31,677)	(40,025)	(8,348)
CMBX.NA.BBB.6	CSI	USD	815,000	3.00%	05/11/63	—	(116,505)	(90,750)	25,755
CMBX.NA.BBB.8	MSC	USD	1,530,000	3.00%	10/17/57	—	(257,849)	(235,691)	22,158
PrimeX.ARM.2	MSC	USD	1,431,575	4.58%	12/25/37	51,939	—	19,997	(31,942)
PrimeX.ARM.2	JPM	USD	245,250	4.58%	12/25/37	10,210	—	3,425	(6,785)

Total						$77,944	$(10,518,461)	$(10,668,683)	$(228,166)

Total traded indices						$7,538,584	$(10,518,461)	$(4,768,438)	$(1,788,561)

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	GSC	USD	1,190,000	1.00%/1.95%	12/20/21	$—	$(90,316)	$(47,570)	$42,746
Brazil (Federated Republic of)	GSC	USD	1,185,000	1.00%/1.95%	12/20/21	—	(89,606)	(47,370)	42,236
Brazil (Federated Republic of)	GSC	USD	1,742,000	1.00%/1.95%	12/20/21	—	(85,025)	(69,637)	15,388
Brazil (Federated Republic of)	GSC	USD	3,829,000	1.00%/2.15%	06/20/22	—	(215,126)	(205,091)	10,035

Total						$—	$(480,073)	$(369,668)	$110,405

Total single-name issues						$—	$(480,073)	$(369,668)	$110,405

Total OTC contracts						$7,538,584	$(10,998,534)	$(5,138,106)	$(1,678,156)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

The accompanying notes are an integral part of these financial statements.

189

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.27 USD	16,000,000	(1.00%)	06/20/22	$868,761	$690,816	$(177,945)
CDX.NA.HY.28 USD	47,187,000	(5.00%)	06/20/22	(2,913,771)	(3,740,420)	(826,649)
CDX.NA.IGS.28 USD	16,408,000	(1.00%)	06/20/22	277,090	301,057	23,967
ITRAXX.EUR.27 EUR	17,304,000	(1.00%)	06/20/22	244,783	336,986	92,203
ITRAXX.XOV.27 EUR	13,532,000	(5.00%)	06/20/22	1,366,084	1,647,767	281,683

Total				$(157,053)	$(763,794)	$(606,741)

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.27 USD	7,859,000	1.00%	12/20/21	$123,949	$159,612	$35,663

Total				$(33,104)	$(604,182)	$(571,078)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at April 30, 2017

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.59% based on the notional amount of currency delivered	09/20/22	GSC	USD	2,619,937	CNH	18,240,000	$—	$(35,162)	$(25,848)	$9,314
Fixed Rate equal to 4.59% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	GSC	CNH	18,240,000	USD	2,619,937	35,162	—	24,787	(10,375)

Total								$35,162	$(35,162)	$(1,061)	$(1,061)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BOA	1.82% Fixed	CPURNSA	USD	22,955,000	09/22/25	$—	$—	$584,087	$584,087

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	$196,274	$—	$529,840	$333,566
12M Federal Funds Rate	1.62% Fixed	USD	10,705,000	11/14/26	—	—	226,557	226,557

Total					$196,274	$—	$756,397	$560,123

The accompanying notes are an integral part of these financial statements.

190

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
BRL	Buy	06/21/17	MSC	$3,820,278	$3,795,474	$(24,804)
BRL	Buy	06/21/17	MSC	3,787,014	3,756,887	(30,127)
BRL	Buy	06/21/17	MSC	3,790,074	3,745,062	(45,012)
BRL	Buy	06/21/17	MSC	3,888,200	3,802,942	(85,258)
BRL	Sell	06/21/17	MSC	3,926,746	3,849,929	76,817
BRL	Sell	06/21/17	MSC	3,866,232	3,834,994	31,238
BRL	Sell	06/21/17	SCB	612,096	601,512	10,584
BRL	Sell	06/21/17	SSG	6,746,465	6,813,928	(67,463)
CNH	Buy	06/21/17	SCB	1,292,119	1,289,238	(2,881)
CNH	Buy	06/21/17	MSC	1,296,995	1,289,238	(7,757)
CNH	Buy	06/21/17	JPM	2,586,993	2,578,187	(8,806)
COP	Buy	06/21/17	CSFB	99,383	96,972	(2,411)
COP	Buy	06/21/17	JPM	3,000,921	2,922,249	(78,672)
COP	Sell	06/21/17	SCB	2,937,025	3,019,221	(82,196)
EGP	Buy	06/21/17	SCB	130,588	127,719	(2,869)
EGP	Buy	06/21/17	CBK	162,279	156,046	(6,233)
EGP	Buy	06/21/17	CBK	482,586	454,003	(28,583)
EGP	Buy	03/06/18	GSC	109,053	107,074	(1,979)
EGP	Buy	03/06/18	GSC	136,676	133,843	(2,833)
EGP	Buy	03/06/18	CBK	307,116	294,401	(12,715)
EGP	Buy	03/29/18	CBK	829,852	837,661	7,809
EUR	Buy	06/21/17	CBK	74,293	76,454	2,161
EUR	Sell	05/31/17	CBK	12,086,194	12,254,334	(168,140)
EUR	Sell	06/21/17	UBS	74,996	76,454	(1,458)
GBP	Sell	05/31/17	UBS	1,505,151	1,524,507	(19,356)
GHS	Buy	06/21/17	SCB	690,779	775,332	84,553
GHS	Buy	06/21/17	CBK	342,480	387,551	45,071
GHS	Buy	06/21/17	CBK	347,423	387,551	40,128
GHS	Sell	06/21/17	CBK	535,280	526,931	8,349
GHS	Sell	06/21/17	SCB	512,673	511,751	922
GHS	Sell	06/21/17	SCB	341,705	341,091	614
GHS	Sell	06/21/17	SCB	170,968	170,661	307
HUF	Buy	06/21/17	SCB	6,147,199	6,210,412	63,213
HUF	Buy	06/21/17	SCB	2,072,584	2,092,214	19,630
HUF	Sell	06/21/17	JPM	13,184	13,400	(216)
HUF	Sell	06/21/17	CSFB	979,390	989,192	(9,802)
HUF	Sell	06/21/17	BCLY	2,046,667	2,074,086	(27,419)
HUF	Sell	06/21/17	BOA	2,367,767	2,399,153	(31,386)
HUF	Sell	06/21/17	BOA	2,793,554	2,826,794	(33,240)
JPY	Sell	05/15/17	HSBC	18,990,895	18,579,698	411,197
MXN	Sell	06/21/17	JPM	1,663,433	1,659,407	4,026
MXN	Sell	06/21/17	GSC	374,997	375,779	(782)
MXN	Sell	06/21/17	SSG	2,059,645	2,087,476	(27,831)
MXN	Sell	06/21/17	RBC	3,702,230	3,909,231	(207,001)
PHP	Buy	06/21/17	HSBC	2,503,753	2,530,139	26,386
PHP	Buy	06/21/17	BCLY	2,516,177	2,530,138	13,961
PHP	Sell	06/21/17	BCLY	4,964,363	5,060,277	(95,914)
RON	Buy	06/26/17	CBK	7,673,536	7,820,619	147,083
RON	Buy	08/28/17	CBK	3,757,587	3,828,383	70,796
RON	Buy	08/28/17	CBK	54,480	55,344	864
RON	Sell	06/26/17	CBK	8,125,179	7,820,618	304,561
RON	Sell	08/28/17	JPM	2,568,913	2,421,916	146,997
RON	Sell	08/28/17	BNP	1,548,757	1,461,812	86,945
THB	Buy	06/21/17	JPM	2,539,151	2,572,528	33,377
THB	Buy	06/21/17	HSBC	2,544,376	2,572,528	28,152
THB	Buy	06/21/17	JPM	15,765	16,098	333
THB	Sell	06/21/17	JPM	16,182	16,097	85
THB	Sell	06/21/17	JPM	5,098,955	5,145,056	(46,101)
TRY	Buy	06/21/17	HSBC	2,462,632	2,650,457	187,825
TRY	Buy	06/21/17	BNP	2,488,270	2,650,735	162,465
TRY	Buy	06/21/17	JPM	2,469,005	2,593,049	124,044
TRY	Buy	06/21/17	BOA	2,115,830	2,192,028	76,198

The accompanying notes are an integral part of these financial statements.

191

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
TRY	Buy	06/21/17	MSC	$2,522,459	$2,593,049	$70,590
TRY	Buy	06/21/17	HSBC	1,597,963	1,661,216	63,253
TRY	Buy	06/21/17	GSC	75,661	78,207	2,546
TRY	Sell	06/21/17	GSC	2,451,045	2,593,050	(142,005)
TRY	Sell	06/21/17	HSBC	2,441,699	2,593,049	(151,350)
TRY	Sell	06/21/17	SCB	2,485,818	2,650,457	(164,639)
TRY	Sell	06/21/17	DEUT	2,485,978	2,650,735	(164,757)
TRY	Sell	06/21/17	CBK	3,698,069	3,931,451	(233,382)
ZAR	Buy	06/21/17	CBK	3,770	3,708	(62)
ZAR	Buy	06/21/17	JPM	3,480,747	3,461,830	(18,917)
ZAR	Sell	06/21/17	CBK	2,410,354	2,338,688	71,666
ZAR	Sell	06/21/17	JPM	3,077,559	3,020,583	56,976
ZAR	Sell	06/21/17	HSBC	1,158,350	1,163,781	(5,431)
ZAR	Sell	06/21/17	JPM	1,129,707	1,148,801	(19,094)
ZMW	Buy	06/21/17	CBK	759,798	789,945	30,147
ZMW	Buy	06/21/17	CBK	381,827	394,972	13,145
ZMW	Buy	06/21/17	SCB	186,139	197,434	11,295
ZMW	Buy	06/21/17	CBK	187,438	197,434	9,996

Total						$487,423

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

192

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PHP	Philippine Peso
RON	New Romanian Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx—Europe
ITRAXX.XOV	Markit iTraxx Index—Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

193

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$596,019,977	$—	$596,019,977	$—
Corporate Bonds	647,919,967	—	647,919,967	—
Foreign Government Obligations	44,859,977	—	44,859,977	—
Municipal Bonds	23,971,068	—	23,971,068	—
Senior Floating Rate Interests	90,523,501	—	90,523,501	—
U.S. Government Agencies	815,098,989	—	815,098,989	—
U.S. Government Securities	271,027,311	—	271,027,311	—
Common Stocks
Energy	84,918	—	—	84,918
Utilities	87,248	87,248	—	—
Preferred Stocks	933,768	933,768	—	—
Short-Term Investments	87,263,747	87,263,747	—	—
Purchased Options	249,479	—	249,479	—
Foreign Currency Contracts(2)	2,546,305	—	2,546,305	—
Futures Contracts(2)	2,639,816	2,639,816	—	—
Swaps - Credit Default(2)	1,758,274	—	1,758,274	—
Swaps - Cross Currency(2)	9,314	—	9,314	—
Swaps - Interest Rate(2)	1,144,210	—	1,144,210	—

Total	$2,586,137,869	$90,924,579	$2,495,128,372	$84,918

Liabilities
Foreign Currency Contracts(2)	$(2,058,882)	$—	$(2,058,882)	$—
Futures Contracts(2)	(1,469,600)	(1,469,600)	—	—
Swaps - Credit Default(2)	(4,007,508)	—	(4,007,508)	—
Swaps - Cross Currency(2)	(10,375)	—	(10,375)	—
TBA Sale Commitments	(124,933,608)	—	(124,933,608)	—

Total	$(132,479,973)	$(1,469,600)	$(131,010,373)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

194

The Hartford Unconstrained Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.1%
		Energy - 0.0%
	2,426	Templar Energy LLC Class A*(1)(2)	$24,262

		Utilities - 0.1%
	100,000	TCEH Corp.*(1)(2)	—
	1,667	Vistra Energy Corp.	24,922

			24,922

		Total Common Stocks (cost $49,774)	$49,184

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8%
		Asset-Backed - Automobile - 0.3%
$	197,508	Honor Automobile Trust Securitization 2.94%, 11/15/2019(3)	$198,177

		Asset-Backed - Finance & Insurance - 17.3%
		Apidos CLO
	390,000	2.49%, 01/16/2027(3)(4)	390,480
	415,000	2.59%, 07/18/2027(3)(4)	417,548
		Avery Point CLO Ltd.
	330,000	0.01%, 01/18/2025(3)(4)(5)	330,000
	270,000	2.48%, 08/05/2027(3)(4)	270,848
	425,000	Babson CLO Ltd. 2.59%, 04/20/2027(3)(4)	426,193
	192,333	Bayview Opportunity Master Fund Trust 4.00%, 10/28/2064(3)(4)	198,754
	270,000	Carlyle Global Market Strategies Ltd. 2.64%, 04/27/2027(3)(4)	270,002
	481,653	Cent CLO Ltd. 2.28%, 08/01/2024(3)(4)	481,604
	395,000	CIFC Funding Ltd. 2.24%, 05/24/2026(3)(4)	395,395
	286,224	Dryden Senior Loan Fund 2.33%, 11/15/2023(3)(4)	286,240
	20,561	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(4)	13,186
	400,000	Galaxy CLO Ltd. 2.41%, 04/15/2025(3)(4)	400,418
	205,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(3)	204,953
	45,000	HSI Asset Securitization Corp. Trust 1.26%, 02/25/2036(4)	40,569
	155,000	Lendmark Funding Trust 3.26%, 04/21/2025(3)	154,934
	45,120	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046(1)(2)(3)(6)	—
	250,000	Madison Park Funding Ltd. 2.43%, 10/23/2025(3)(4)	250,079
	480,000	Magnetite CLO Ltd. 2.58%, 07/25/2026(3)(4)	480,443
	59,436	Nationstar HECM Loan Trust 2.98%, 02/25/2026(3)	59,461
	400,000	Neuberger Berman CLO Ltd. 2.50%, 08/04/2025(3)(4)	399,807
		NRZ Advance Receivables Trust
	420,000	3.11%, 12/15/2050(3)	420,744
	370,000	3.21%, 02/15/2051(3)	373,293
	275,000	Oaktree EIF II Ltd. 2.59%, 02/15/2026(3)(4)	275,034
	375,000	OCP CLO Ltd. 2.69%, 04/17/2027(3)(4)	375,171

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8% - (continued)
		Asset-Backed - Finance & Insurance - 17.3% - (continued)
$	420,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(3)	$429,995
	360,000	OZLM Funding Ltd. 2.49%, 04/30/2027(3)(4)	360,356
	325,000	Race Point CLO Ltd. 2.67%, 04/15/2027(3)(4)	325,164
		SoFi Consumer Loan Program LLC
	135,489	3.05%, 12/26/2025(3)	135,671
	130,280	3.09%, 10/27/2025(3)	130,450
	167,086	3.28%, 01/26/2026(3)	168,255
		Sound Point CLO Ltd.
	250,000	2.26%, 01/21/2026(3)(4)	250,000
	270,000	2.69%, 04/15/2027(3)(4)	270,106
	250,000	5.76%, 07/15/2025(3)(4)	242,842
	165,000	Springleaf Funding Trust 2.90%, 11/15/2029(3)	165,966
	355,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(3)	353,895
	395,000	Symphony CLO Ltd. 2.34%, 10/17/2026(3)(4)	395,123
	409,757	Towd Point Mortgage Trust 2.75%, 10/25/2056(3)(4)	409,315
	270,000	Venture CLO Ltd. 2.65%, 07/15/2027(3)(4)	269,982
		Voya CLO Ltd.
	255,000	2.64%, 04/18/2027(3)(4)	255,113
	350,000	3.56%, 10/14/2026(3)(4)	350,632

			11,428,021

		Asset-Backed - Home Equity - 3.5%
	59,200	Asset-Backed Funding Certificates Trust 1.21%, 01/25/2037(4)	39,749
		GSAA Home Equity Trust
	114,733	1.06%, 12/25/2046(4)	64,675
	389,193	1.07%, 02/25/2037(4)	205,509
	267,581	1.17%, 11/25/2036(4)	138,909
	25,870	1.29%, 03/25/2036(4)	18,154
	126,664	1.31%, 04/25/2047(4)	85,538
	58,308	5.88%, 09/25/2036(7)	29,510
	343,318	5.99%, 06/25/2036(4)	176,047
	19,249	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 1.14%, 06/25/2036(4)	16,349
	456,654	Morgan Stanley Mortgage Loan Trust 1.16%, 11/25/2036(4)	190,179
	22,008	Nationstar NIM Ltd. 9.79%, 03/25/2037(1)(2)(3)(6)	—
	326,909	New Residential Mortgage Loan Trust 4.00%, 02/25/2057(3)(4)	336,494
	437,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(3)	434,107
	23,165	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(7)	14,586
	685,063	Soundview Home Loan Trust 1.23%, 07/25/2036(4)	524,312

			2,274,118

		Collateralized - Mortgage Obligations - 0.2%
	158,000	COLT Funding LLC 0.01%, 05/27/2047	157,997

The accompanying notes are an integral part of these financial statements.

195

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8% - (continued)
		Commercial Mortgage - Backed Securities - 4.3%
$	90,000	Banc of America Commercial Mortgage Trust 3.26%, 09/15/2048(3)(4)	$54,656
	100,000	Bear Stearns Commercial Mortgage Securities Trust 5.28%, 10/12/2042(4)	98,422
	30,000	Citigroup Commercial Mortgage Trust 5.07%, 03/10/2047(3)(4)	26,136
	200,000	Commercial Mortgage Pass-Through Certificates 4.75%, 10/15/2045(3)(4)	124,938
		Commercial Mortgage Trust
	503,737	2.08%, 07/10/2046(3)(4)(8)	25,505
	65,000	4.73%, 10/15/2045(3)(4)	28,111
	95,435	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	91,944
	90,000	FREMF Mortgage Trust 3.88%, 02/25/2024(3)(4)	84,090
		GS Mortgage Securities Trust
	4,610,085	0.24%, 07/10/2046(4)(8)	25,478
	394,496	1.53%, 08/10/2044(3)(4)(8)	18,724
	100,166	3.67%, 04/10/2047(3)	34,884
	395,000	5.01%, 11/10/2045(3)(4)	382,301
	175,000	5.02%, 04/10/2047(3)(4)	134,472
		JP Morgan Chase Commercial Mortgage Securities Trust
	190,000	2.73%, 10/15/2045(3)(4)	77,225
	765,000	5.59%, 08/15/2046(3)(4)	772,297
	1,735,027	JPMBB Commercial Mortgage Securities Trust 0.99%, 09/15/2047(4)(8)	59,682
		Morgan Stanley Capital I Trust
	100,000	5.33%, 07/15/2049(3)(4)	83,236
	50,000	5.41%, 10/12/2052(3)(4)	28,400
	160,000	VNDO Mortgage Trust 4.08%, 12/13/2029(3)(4)	164,498
	15,000	Wells Fargo Commercial Mortgage Trust 4.24%, 05/15/2048(4)	12,631
		WF-RBS Commercial Mortgage Trust
	235,599	3.02%, 11/15/2047(3)	95,676
	375,000	4.96%, 11/15/2045(3)(4)	304,411
	45,000	5.00%, 06/15/2044(3)(4)	36,684
	65,000	5.76%, 04/15/2045(3)(4)	65,682

			2,830,083

		Whole Loan Collateral CMO - 16.1%
		Adjustable Rate Mortgage Trust
	111,946	1.49%, 01/25/2036(4)	104,192
	23,799	1.51%, 01/25/2036(4)	22,141
	58,002	1.53%, 11/25/2035(4)	53,776
		Alternative Loan Trust
	66,055	1.31%, 11/25/2035(4)	55,708
	436,742	1.39%, 10/25/2036(4)	269,238
	211,224	5.50%, 12/25/2035	181,486
	233,045	5.75%, 05/25/2036	177,518
	235,835	6.00%, 05/25/2036	187,746
		American Home Mortgage Assets Trust
	69,923	1.12%, 03/25/2047(4)	59,085
	149,485	1.60%, 10/25/2046(4)	115,382
	59,436	Angel Oak Mortgage Trust LLC 3.64%, 01/25/2047(3)(4)	59,588

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8% - (continued)
		Whole Loan Collateral CMO - 16.1% - (continued)
$	34,299	Banc of America Funding Trust 5.85%, 01/25/2037(7)	$29,986
	230,146	Banc of America Mortgage Trust 3.22%, 09/25/2035(4)	219,367
	131,557	BCAP LLC Trust 1.16%, 01/25/2037(4)	113,974
	150,026	Bear Stearns Alt-A Trust 1.49%, 01/25/2036(4)	134,080
	104,806	Bear Stearns Mortgage Funding Trust 1.17%, 10/25/2036(4)	90,717
	350,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	332,379
		CHL Mortgage Pass-Through Trust
	57,797	1.67%, 03/25/2035(4)	51,985
	202,646	3.15%, 09/25/2047(4)	186,882
	31,192	3.25%, 03/20/2036(4)	27,570
	140,000	Connecticut Avenue Securities 5.24%, 04/25/2029(4)	152,137
	100,000	Deephaven Residential Mortgage Trust 3.49%, 12/26/2046(3)(4)	100,024
	368,088	DSLA Mortgage Loan Trust 1.56%, 03/19/2046(4)	329,591
		Fannie Mae Connecticut Avenue Securities
	100,000	4.54%, 07/25/2029(4)	103,430
	195,000	5.34%, 04/25/2029(4)	208,765
	160,065	First Horizon Mortgage Pass-Through Trust 3.03%, 08/25/2037(4)	126,353
	61,109	GMAC Mortgage Corp. Loan Trust 3.41%, 09/19/2035(4)	55,400
	146,779	GreenPoint Mortgage Funding Trust 2.04%, 10/25/2045(4)	114,306
		GSR Mortgage Loan Trust
	120,483	1.29%, 01/25/2037(4)	76,524
	67,903	3.48%, 10/25/2035(4)	60,316
	302,052	3.58%, 04/25/2035(4)	290,106
		HarborView Mortgage Loan Trust
	178,288	1.18%, 01/19/2038(4)	161,807
	143,843	1.32%, 09/19/2035(4)	121,844
	9,858	1.69%, 01/19/2035(4)	6,799
	22,764	1.99%, 10/25/2037(4)	21,335
	243,339	3.85%, 01/19/2035(4)	231,287
		IndyMac Index Mortgage Loan Trust
	45,264	1.18%, 04/25/2037(4)	33,580
	100,215	1.27%, 07/25/2035(4)	84,131
	160,545	1.28%, 01/25/2036(4)	118,257
	281,525	1.39%, 07/25/2046(4)	173,812
		JP Morgan Mortgage Trust
	94,495	2.99%, 11/25/2035(4)	88,408
	67,749	3.20%, 09/25/2035(4)	64,875
	90,283	3.36%, 04/25/2037(4)	80,250
	339,052	3.57%, 05/25/2036(4)	311,831
	84,222	Lehman XS Trust 1.20%, 07/25/2046(4)	74,958
		LSTAR Securities Investment Trust
	317,756	2.98%, 10/01/2020(3)(4)	318,550
	131,164	2.98%, 09/01/2021(3)(4)	131,230
	100,000	2.99%, 04/01/2022(3)(4)	98,994
	130,344	3.00%, 01/01/2022(3)(4)	130,344
	272,310	3.00%, 02/01/2022(3)(4)	271,629

The accompanying notes are an integral part of these financial statements.

196

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 41.8% - (continued)
		Whole Loan Collateral CMO - 16.1% - (continued)
		Luminent Mortgage Trust
$	314,128	1.18%, 05/25/2046(4)	$265,067
	56,001	1.19%, 10/25/2046(4)	49,991
	67,522	Morgan Stanley Mortgage Loan Trust 3.42%, 05/25/2036(4)	48,109
	417,000	Mortgage Repurchase Agreement Financing Trust 2.16%, 06/10/2019(3)(4)	417,115
		New Residential Mortgage Loan Trust
	218,539	3.75%, 11/26/2035(3)(4)	227,101
	199,755	3.75%, 11/25/2056(3)(4)	207,179
	325,000	4.00%, 03/25/2057(3)(4)	337,969
	445,427	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(4)	363,248
	79,121	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	74,466
		Residential Accredit Loans, Inc.
	315,656	1.98%, 11/25/2037(4)	250,082
	41,687	6.00%, 12/25/2035	38,518
	58,648	Residential Asset Securitization Trust 1.44%, 03/25/2035(4)	50,770
	258,246	Residential Funding Mortgage Securities, Inc. 3.33%, 08/25/2035(4)	195,197
	72,577	Sequoia Mortgage Trust 3.19%, 07/20/2037(4)	60,841
	410,160	Structured Adjustable Rate Mortgage Loan Trust 3.30%, 02/25/2036(4)	326,174
	360,780	Structured Asset Mortgage Investments II Trust 1.22%, 02/25/2036(4)	306,451
		Towd Point Mortgage Trust
	193,379	2.25%, 04/25/2056(3)(4)	192,098
	162,675	2.75%, 08/25/2055(3)(4)	163,189
		WaMu Mortgage Pass-Through Certificates Trust
	48,112	1.41%, 06/25/2044(4)	44,996
	39,113	2.09%, 11/25/2046(4)	35,427
	34,086	2.74%, 12/25/2036(4)	31,163
	93,784	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.08%, 02/25/2037(4)	58,987
	37,124	Wells Fargo Alternative Loan Trust 3.18%, 12/28/2037(4)	34,051
		Wells Fargo Commercial Mortgage Trust
	265,000	2.88%, 05/15/2048(3)(4)	161,631
	115,000	3.36%, 09/15/2058(3)	69,533

			10,623,026

		Whole Loan Collateral PAC - 0.1%
	60,085	Alternative Loan Trust 1.49%, 12/25/2035(4)	42,249

		Total Asset & Commercial Mortgage Backed Securities (cost $27,631,845)	$27,553,671

CORPORATE BONDS - 13.5%
		Chemicals - 0.0%
	15,000	Versum Materials, Inc. 5.50%, 09/30/2024(3)	$15,581

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Commercial Banks - 6.2%
EUR	200,000	Allied Irish Banks plc 7.38%, 12/03/2020(4)(9)(10)	$234,744
		Banco Bilbao Vizcaya Argentaria S.A.
	200,000	7.00%, 02/19/2019(4)(9)(10)	224,396
$	200,000	9.00%, 05/09/2018(4)(9)(10)	210,859
EUR	100,000	Banco Santander S.A. 6.25%, 03/12/2019(4)(9)(10)	110,152
	200,000	Barclays plc 8.00%, 12/15/2020(4)(9)	240,463
	300,000	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 8.13%, 10/30/2023(10)	426,500
$	200,000	BNP Paribas S.A. 7.63%, 03/30/2021(3)(4)(9)	217,260
	200,000	Credit Agricole S.A. 8.13%, 12/23/2025(3)(4)(9)	220,724
	350,000	Credit Suisse Group AG 6.25%, 12/18/2024(4)(9)(10)	364,847
	245,000	Goldman Sachs Group, Inc. 5.15%, 05/22/2045	258,827
	275,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(3)(4)(9)	271,219
	20,000	Radian Group, Inc. 7.00%, 03/15/2021	22,300
	235,000	Royal Bank of Scotland Group plc 7.50%, 08/10/2020(4)(9)	243,372
		Societe Generale S.A.
	275,000	7.38%, 09/13/2021(3)(4)(9)	290,812
	275,000	8.25%, 11/29/2018(4)(9)(10)	291,698
		UBS Group AG
	200,000	6.88%, 03/22/2021(4)(9)(10)	212,508
	200,000	7.00%, 02/19/2025(4)(9)(10)	220,050

			4,060,731

		Commercial Services - 0.1%
	30,000	Cardtronics, Inc. 5.13%, 08/01/2022	30,600
		United Rentals North America, Inc.
	5,000	4.63%, 07/15/2023	5,190
	20,000	5.50%, 07/15/2025	20,919
	5,000	5.50%, 05/15/2027	5,144

			61,853

		Construction Materials - 0.5%
	15,000	Eagle Materials, Inc. 4.50%, 08/01/2026	14,925
	260,000	Grupo Cementos de Chihuahua S.A.B. de C.V. 8.13%, 02/08/2020(3)	269,750
	15,000	Norbord, Inc. 6.25%, 04/15/2023(3)	15,975
	45,000	Standard Industries, Inc. 6.00%, 10/15/2025(3)	48,037

			348,687

		Diversified Financial Services - 0.1%
		Navient Corp.
	5,000	6.63%, 07/26/2021	5,294
	30,000	7.25%, 09/25/2023	31,350

			36,644

The accompanying notes are an integral part of these financial statements.

197

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Electric - 0.1%
$	30,000	AES Corp. 4.88%, 05/15/2023	$30,300
	10,000	NRG Energy, Inc. 6.25%, 07/15/2022	10,188

			40,488

		Engineering & Construction - 0.9%
		SBA Tower Trust
	265,000	3.17%, 04/15/2022(3)	265,991
	310,000	3.60%, 04/15/2043(3)	310,121

			576,112

		Entertainment - 0.1%
	10,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	10,550
		WMG Acquisition Corp.
	20,000	4.88%, 11/01/2024(3)	20,250
	10,000	5.00%, 08/01/2023(3)	10,175

			40,975

		Environmental Control - 0.1%
	35,000	Clean Harbors, Inc. 5.25%, 08/01/2020	35,700

		Food - 0.0%
	15,000	Lamb Weston Holdings, Inc. 4.63%, 11/01/2024(3)	15,488

		Forest Products & Paper - 0.0%
	15,000	Cascades, Inc. 5.50%, 07/15/2022(3)	15,113
	10,000	Clearwater Paper Corp. 5.38%, 02/01/2025(3)	9,850

			24,963

		Gas - 0.0%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	10,000	5.63%, 05/20/2024	10,175
	10,000	5.88%, 08/20/2026	10,150

			20,325

		Healthcare-Services - 0.2%
		Community Health Systems, Inc.
	25,000	5.13%, 08/01/2021	24,781
	5,000	6.25%, 03/31/2023	5,088
	25,000	HCA, Inc. 7.50%, 02/15/2022	28,760
	30,000	LifePoint Health, Inc. 5.88%, 12/01/2023	30,975
	15,000	MEDNAX, Inc. 5.25%, 12/01/2023(3)	15,338
	55,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	57,887

			162,829

		Home Builders - 0.1%
	22,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	23,485
	20,000	Meritage Homes Corp. 6.00%, 06/01/2025	21,310

			44,795

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Household Products/Wares - 0.0%
$	20,000	ACCO Brands Corp. 5.25%, 12/15/2024(3)	$20,600

		Insurance - 1.9%
	15,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	15,487
	400,000	Demeter Investments B.V. for Swiss Re Ltd. 5.75%, 08/15/2050(4)(10)	425,860
	25,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	21,000
EUR	400,000	Intesa Sanpaolo Vita S.p.A. 4.75%, 12/17/2024(4)(9)(10)	444,434
	300,000	Mapfre S.A. 5.92%, 07/24/2037(4)	331,038
$	5,000	MGIC Investment Corp. 5.75%, 08/15/2023	5,363

			1,243,182

		Iron/Steel - 0.3%
	200,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(3)(5)	200,940
	30,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	31,687

			232,627

		IT Services - 0.0%
	15,000	NCR Corp. 5.00%, 07/15/2022	15,300

		Machinery - Construction & Mining - 0.0%
	15,000	Oshkosh Corp. 5.38%, 03/01/2025	15,638

		Media - 0.4%
	5,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	5,187
		Charter Communications Operating LLC / Charter Communications Operating Capital
	40,000	4.91%, 07/23/2025	42,870
	5,000	6.48%, 10/23/2045	5,872
		DISH DBS Corp.
	36,000	5.88%, 07/15/2022	38,134
	20,000	6.75%, 06/01/2021	21,750
	57,000	Liberty Interactive LLC 8.25%, 02/01/2030	61,127
	40,000	TEGNA, Inc. 4.88%, 09/15/2021(3)	41,300
	5,000	Viacom, Inc. 5.88%, 02/28/2057(4)	5,163
	20,000	Videotron Ltd. 5.38%, 06/15/2024(3)	21,075

			242,478

		Mining - 0.1%
	25,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	26,375
	15,000	Teck Resources Ltd. 8.50%, 06/01/2024(3)	17,381

			43,756

		Multi-National - 0.0%
INR	1,430,000	International Finance Corp. 7.10%, 03/21/2031	22,743

The accompanying notes are an integral part of these financial statements.

198

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Oil & Gas - 1.0%
$	15,000	Antero Resources Corp. 5.63%, 06/01/2023	$15,431
	20,000	Concho Resources, Inc. 5.50%, 04/01/2023	20,738
		Continental Resources, Inc.
	10,000	4.50%, 04/15/2023	9,850
	25,000	5.00%, 09/15/2022	25,219
	495,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(3)	482,674
	24,785	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(3)	24,661
	15,000	Tesoro Corp. 5.13%, 04/01/2024	15,825
		WPX Energy, Inc.
	35,000	5.25%, 09/15/2024	34,125
	10,000	6.00%, 01/15/2022	10,150

			638,673

		Packaging & Containers - 0.1%
	15,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(3)	14,700
	15,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(3)	16,050
	25,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(3)	26,062

			56,812

		Pharmaceuticals - 0.0%
		Valeant Pharmaceuticals International, Inc.
	5,000	6.50%, 03/15/2022(3)	5,119
	5,000	7.00%, 03/15/2024(3)	5,100

			10,219

		Pipelines - 0.2%
		DCP Midstream Operating L.P.
	5,000	3.88%, 03/15/2023	4,875
	11,000	4.95%, 04/01/2022	11,254
	60,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	67,612
	25,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	26,813

			110,554

		Retail - 0.0%
	15,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.25%, 06/01/2026(3)	15,375
	15,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	14,962

			30,337

		Savings & Loans - 0.3%
GBP	150,000	Nationwide Building Society 6.88%, 06/20/2019(4)(9)(10)	201,084

		Semiconductors - 0.0%
		Sensata Technologies B.V.
$	25,000	5.00%, 10/01/2025(3)	25,531
	5,000	5.63%, 11/01/2024(3)	5,300

			30,831

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 13.5% - (continued)
		Software - 0.1%
		First Data Corp.
$	15,000	5.00%, 01/15/2024(3)	$15,341
	25,000	5.38%, 08/15/2023(3)	26,000
	15,000	MSCI, Inc. 5.75%, 08/15/2025(3)	16,163

			57,504

		Telecommunications - 0.7%
	110,000	AT&T, Inc. 4.75%, 05/15/2046	103,038
	240,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(3)	249,324
	25,000	Nokia Oyj 6.63%, 05/15/2039	27,332
	42,000	Sprint Communications, Inc. 7.00%, 03/01/2020(3)	45,885
		Telecom Italia Capital S.A.
	11,000	6.00%, 09/30/2034	11,248
	10,000	6.38%, 11/15/2033	10,480
	15,000	7.72%, 06/04/2038	17,288

			464,595

		Total Corporate Bonds (cost $8,817,295)	$8,922,104

FOREIGN GOVERNMENT OBLIGATIONS - 3.8%
		Argentina - 1.1%
		Argentina Treasury Bill
	77,752	2.56%, 07/14/2017	$77,363
	91,683	2.63%, 05/26/2017	91,502
	165,957	3.18%, 12/15/2017	162,969
	166,432	3.34%, 04/27/2018	161,239
	245,000	Argentine Republic Government International Bond 6.88%, 01/26/2027	258,843

			751,916

		Brazil - 0.1%
BRL	216,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2021	68,241

		Chile - 0.0%
CLP	5,000,000	Bonos de la Tesoreria de la Republica en pesos 6.00%, 01/01/2020	8,036

		Colombia - 0.1%
COP	96,800,000	Colombian TES 10.00%, 07/24/2024	40,263

		Hungary - 0.0%
$	20,000	Hungary Government International Bond 6.38%, 03/29/2021	22,600

		Indonesia - 0.1%
IDR	839,000,000	Indonesia Treasury Bond 8.38%, 09/15/2026	68,422

		Malaysia - 0.1%
MYR	171,000	Malaysia Government Bond 3.80%, 09/30/2022	39,368

		Mexico - 0.9%
		Mexican Bonos
MXN	5,567,400	5.00%, 12/11/2019	282,983
	1,208,800	10.00%, 12/05/2024	74,940

The accompanying notes are an integral part of these financial statements.

199

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.8% - (continued)
		Mexico - 0.9% - (continued)
MXN	3,937,209	Mexican Udibonos 4.00%, 11/08/2046(11)	$217,772

			575,695

		Oman - 0.3%
$	200,000	Oman Government International Bond 5.38%, 03/08/2027(3)	208,668

		Peru - 0.0%
PEN	30,000	Peru Government Bond 8.20%, 08/12/2026	10,955

		Poland - 0.1%
PLN	248,000	Poland Government Bond 2.00%, 04/25/2021	62,409

		Romania - 0.0%
RON	60,000	Romania Government Bond 5.75%, 04/29/2020	15,901

		South Africa - 0.4%
ZAR	1,280,000	Republic of South Africa Government Bond 6.25%, 03/31/2036	69,157
	849,000	South Africa Government Bond 7.00%, 02/28/2031	52,930
	2,297,856	South Africa Government Bond - CPI Linked 2.00%, 01/31/2025(11)	168,185

			290,272

		Supranational - 0.1%
INR	2,760,000	International Finance Corp. 7.80%, 06/03/2019	44,091

		Thailand - 0.1%
THB	1,170,000	Thailand Government Bond 3.63%, 06/16/2023	36,203

		Turkey - 0.3%
TRY	170,000	Turkey Government Bond 9.40%, 07/08/2020	46,138
$	200,000	Turkey Government International Bond 4.88%, 04/16/2043	180,750

			226,888

		Venezuela - 0.1%
	71,000	Venezuela Government International Bond 7.75%, 10/13/2019(10)	42,721

		Total Foreign Government Obligations (cost $2,487,439)	$2,512,649

MUNICIPAL BONDS - 2.1%
		General - 1.2%
	250,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	$312,392
		Puerto Rico Commonwealth Government Employees Retirement System
	530,000	6.20%, 07/01/2039	226,575
	530,000	6.30%, 07/01/2043	226,575
	120,000	6.55%, 07/01/2058	51,300

			816,842

		General Obligation - 0.9%
	340,000	City of Chicago, IL, GO 7.05%, 01/01/2029	348,109

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 2.1% - (continued)
	General Obligation - 0.9% - (continued)
230,000	Illinois State, GO 5.10%, 06/01/2033	$206,554

		554,663

	Total Municipal Bonds (cost $1,480,155)	$1,371,505

SENIOR FLOATING RATE INTERESTS - 17.5%(12)
	Advertising - 0.1%
101,102	Acosta Holdco, Inc. 4.25%, 09/26/2021	$93,982

	Aerospace/Defense - 0.5%
108,066	Fly Funding II S.a.r.l. 3.79%, 02/09/2022	108,100
196,192	TransDigm, Inc. 4.04%, 05/14/2022	195,923

		304,023

	Agriculture - 0.1%
98,728	Pinnacle Operating Corp. 8.25%, 11/15/2021	91,899

	Chemicals - 0.2%
48,756	Chemours Co. 3.49%, 05/12/2022	49,091
114,139	Nexeo Solutions LLC 4.87%, 06/09/2023	115,281

		164,372

	Coal - 0.2%
160,000	Foresight Energy LLC 0.00%, 03/10/2024(13)	154,450

	Commercial Services - 0.5%
114,713	Quikrete Holdings, Inc. 4.24%, 11/15/2023	114,880
138,950	Russell Investment Group 6.75%, 06/01/2023	140,427
99,750	Xerox Business Services LLC 4.99%, 12/07/2023	101,413

		356,720

	Distribution/Wholesale - 0.4%
149,782	FPC Holdings, Inc. 5.25%, 11/19/2019	142,854
90,231	PowerTeam Services LLC 4.40%, 05/06/2020	89,554

		232,408

	Diversified Financial Services - 0.4%
135,000	EVO Payments International LLC 6.00%, 12/22/2023	136,435
100,000	Telenet International Finance S.a.r.l. 0.00%, 01/01/1900(5)(13)	100,250

		236,685

	Electric - 0.7%
153,838	Calpine Corp. 3.90%, 05/31/2023	154,319
100,000	Chief Exploration & Development LLC 7.93%, 05/16/2021	96,000
132,957	Gates Global LLC 4.41%, 04/01/2024	133,555

The accompanying notes are an integral part of these financial statements.

200

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.5%(12) - (continued)
	Electric - 0.7% - (continued)
103,864	Seadrill Partners Finco LLC 4.15%, 02/21/2021	$69,849

		453,723

	Electronics - 0.2%
119,690	Ceridian LLC 4.50%, 09/15/2020	119,466

	Energy-Alternate Sources - 0.1%
77,720	EMG Utica LLC 4.90%, 03/27/2020	78,061

	Entertainment - 0.3%
110,000	Eldorado Resorts LLC 0.00%, 03/13/2024(13)	109,725
78,889	Scientific Games International, Inc. 4.99%, 10/01/2021	80,035

		189,760

	Food - 0.2%
152,496	Albertsons LLC 3.99%, 08/22/2021	152,989

	Healthcare-Products - 0.1%
98,992	Alere, Inc. 4.25%, 06/18/2022	99,446

	Healthcare-Services - 1.0%
	Community Health Systems, Inc.
49,796	3.80%, 12/31/2019	49,590
91,623	4.05%, 01/27/2021	91,012
103,952	Envision Healthcare Corp. 4.15%, 12/01/2023	104,914
99,750	inVentiv Health, Inc. 4.80%, 11/09/2023	100,263
114,013	MPH Acquisition Holdings LLC 4.90%, 06/07/2023	115,459
101,506	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	100,957
122,939	U.S. Renal Care, Inc. 5.40%, 12/31/2022	116,484

		678,679

	Holding Companies-Diversified - 0.2%
125,000	PSAV Holdings LLC 0.00%, 04/21/2024(5)(13)	124,688

	Household Products/Wares - 0.1%
60,000	Galleria Co. 4.00%, 09/29/2023	60,400

	Insurance - 1.4%
	Asurion LLC
343,381	4.25%, 08/04/2022	345,455
105,000	8.50%, 03/03/2021	106,531
105,875	Evertec Group LLC 3.49%, 04/17/2020	105,545
	Sedgwick Claims Management Services, Inc.
249,763	3.75%, 03/01/2021	249,825
140,000	6.75%, 02/28/2022	140,116

		947,472

	IT Services - 0.2%
105,000	Tempo Acquisition LLC 0.00%, 03/15/2024(5)(13)	104,921

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.5%(12) - (continued)
	Leisure Time - 0.4%
	Delta 2 (LUX) S.a.r.l.
200,000	4.57%, 02/01/2024	$200,200
91,000	8.07%, 07/29/2022	91,796

		291,996

	Lodging - 1.0%
459,293	Caesars Entertainment Operating Co. 1.50%, 03/01/2022*(6)	534,310
97,250	Caesars Growth Properties Holdings LLC 0.00%, 05/08/2021	97,736

		632,046

	Machinery-Construction & Mining - 0.5%
213,741	American Rock Salt Holdings LLC 4.90%, 05/20/2021	213,741
146,702	Headwaters, Inc. 4.00%, 03/24/2022	146,922

		360,663

	Media - 1.0%
101,873	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	99,369
124,475	Getty Images, Inc. 4.75%, 10/18/2019	109,953
124,863	ION Media Networks, Inc. 4.50%, 12/18/2020	126,034
194,598	Numericable U.S. LLC 4.42%, 01/14/2025	194,744
108,859	Tribune Media Co. 3.99%, 01/27/2024	109,471

		639,571

	Metal Fabricate/Hardware - 0.2%
100,386	Rexnord LLC 3.89%, 08/21/2023	100,691

	Miscellaneous Manufacturing - 0.2%
158,102	Sram LLC 4.54%, 03/15/2024	157,706

	Oil & Gas - 0.6%
115,000	California Resources Corp. 11.38%, 12/31/2021	126,356
100,000	Chesapeake Energy Corp. 8.55%, 08/23/2021	107,969
214,899	Pinnacle Holdco S.a.r.l. 4.75%, 07/30/2019	174,068

		408,393

	Packaging & Containers - 0.7%
142,065	Berry Plastics Group, Inc. 3.51%, 10/01/2022	142,953
194,712	Reynolds Group Holdings, Inc. 3.99%, 02/05/2023	195,673
114,468	Signode Industrial Group U.S., Inc. 3.81%, 05/01/2021	114,897

		453,523

	Pharmaceuticals - 0.2%
125,000	Endo Luxembourg Finance Co. I S.a r.l. 0.00%, 04/05/2024(5)(13)	125,938

	Pipelines - 0.1%
96,000	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	88,560

The accompanying notes are an integral part of these financial statements.

201

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.5%(12) - (continued)
	Real Estate - 0.3%
182,567	DTZ U.S. Borrower LLC 4.34%, 11/04/2021	$183,226

	REITS - 0.2%
103,950	MGM Growth Properties Operating Partnership L.P. 3.49%, 04/25/2023	104,136

	Retail - 1.1%
125,000	Bass Pro Group LLC 6.15%, 12/16/2023	121,632
110,347	Michaels Stores, Inc. 3.75%, 01/30/2023	110,105
100,091	Neiman Marcus Group Ltd. LLC 4.25%, 10/25/2020	79,740
172,749	Party City Holdings, Inc. 4.17%, 08/19/2022	172,558
217,171	U.S. Foods, Inc. 3.74%, 06/27/2023	219,052

		703,087

	Software - 2.4%
100,000	Change Healthcare Holdings, Inc. 3.75%, 03/01/2024	100,263
194,177	Epicor Software Corp. 4.75%, 06/01/2022	193,874
266,185	First Data Corp. 0.00%, 04/26/2024	266,052
100,000	Go Daddy Operating Co. LLC 3.49%, 02/15/2024	100,388
143,015	Infor U.S., Inc. 3.90%, 02/01/2022	142,680
5,804	MA FinanceCo LLC 0.00%, 04/18/2024(5)(13)	5,820
281,737	Magic Newco LLC 5.00%, 12/12/2018	281,988
110,000	Misys Europe S.A. 0.00%, 04/27/2024(5)(13)	110,757
39,196	Seattle Spinco, Inc. 0.00%, 04/30/2024(5)(13)	39,306
100,738	SS&C Technologies, Inc. 3.24%, 07/08/2022	101,431
248,125	WEX, Inc. 4.49%, 07/01/2023	250,529

		1,593,088

	Telecommunications - 1.2%
77,833	Entravision Communications Corp. 3.65%, 05/31/2020	78,028
125,000	Level 3 Financing, Inc. 3.24%, 02/22/2024	125,358
180,600	Salem Communications Corp. 4.50%, 03/13/2020	176,988
100,000	Sprint Communications, Inc. 3.50%, 02/02/2024	100,063
292,434	Univision Communications, Inc. 3.75%, 03/15/2024	290,378

		770,815

	Trucking & Leasing - 0.5%
130,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 3.74%, 03/20/2022	131,893

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 17.5%(12) - (continued)
	Trucking & Leasing - 0.5% - (continued)
171,833	Consolidated Container Co. LLC 5.00%, 07/03/2019	$171,833

		303,726

	Total Senior Floating Rate Interests (cost $11,626,524)	$11,561,309

U.S. GOVERNMENT AGENCIES - 47.0%
	FHLMC - 15.3%
9,360	0.01%, 11/15/2036(14)	$8,854
62,930	3.00%, 03/15/2033(8)	8,173
3,700,000	3.00%, 05/01/2047(15)	3,694,797
2,100,000	3.50%, 05/01/2047(15)	2,159,309
1,000,000	3.50%, 06/01/2047(15)	1,026,055
212,670	4.00%, 07/15/2027(8)	22,804
600,000	4.00%, 05/01/2047(15)	631,594
600,000	4.00%, 06/01/2047(15)	630,281
338,000	4.44%, 10/25/2029(4)	346,357
72,012	4.50%, 03/15/2041	81,746
176,313	4.75%, 07/15/2039	190,279
310,000	4.89%, 04/25/2029(4)	329,967
16,664	5.50%, 08/15/2033	18,232
368,748	5.50%, 12/01/2037	409,124
440,094	5.50%, 01/01/2039	488,488
59,935	6.50%, 07/15/2036	67,359

		10,113,419

	FNMA - 22.5%
78,302	0.01%, 06/25/2036(14)	69,540
283,803	1.83%, 04/25/2055(4)(8)	14,905
5,000	2.44%, 01/01/2023	5,051
58,559	2.50%, 06/25/2028(8)	4,919
2,200,000	2.50%, 05/01/2032(15)	2,212,633
398,821	3.00%, 01/25/2028(8)	37,258
170,732	3.00%, 04/25/2028(8)	15,930
1,300,000	3.00%, 05/01/2032(15)	1,337,273
700,000	3.00%, 05/01/2047(15)	699,180
30,000	3.16%, 12/01/2026	30,739
50,000	3.21%, 05/01/2023	52,104
24,684	3.24%, 12/01/2026	25,450
47,729	3.26%, 05/01/2024	49,964
192,153	3.30%, 12/01/2026	199,008
24,707	3.34%, 04/01/2024	25,969
9,657	3.45%, 01/01/2024	10,199
9,595	3.47%, 01/01/2024	10,144
108,603	3.50%, 05/25/2030(8)	14,482
279,153	3.50%, 01/01/2046	287,302
4,800,000	3.50%, 05/01/2047(15)	4,935,563
2,300,000	3.50%, 06/01/2047(15)	2,360,106
23,891	3.67%, 08/01/2023	25,403
5,000	3.70%, 10/01/2023	5,336
10,000	3.76%, 03/01/2024	10,698
15,000	3.86%, 12/01/2025	16,121
5,000	3.86%, 11/01/2023	5,393
23,715	3.87%, 10/01/2025	25,606
33,973	3.89%, 05/01/2030	35,917
34,775	3.93%, 10/01/2023	37,496
9,596	3.96%, 05/01/2034	10,174
9,875	3.97%, 05/01/2029	10,687
55,660	4.00%, 03/25/2042(8)	7,799
400,000	4.00%, 05/01/2047(15)	421,250
900,000	4.00%, 06/01/2047(15)	945,844
18,519	4.06%, 10/01/2028	20,294

The accompanying notes are an integral part of these financial statements.

202

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 47.0% - (continued)
	FNMA - 22.5% - (continued)
53,210	4.50%, 07/25/2027(8)	$5,543
243,633	4.50%, 10/01/2040	262,961
109,272	4.50%, 10/01/2041	117,926
95,188	4.50%, 09/01/2043	102,759
31,599	5.46%, 05/25/2042(4)(8)	3,572
92,894	5.50%, 04/25/2035	103,361
41,576	5.50%, 04/25/2037	46,347
187,144	5.50%, 06/25/2042(8)	39,835
175,400	6.00%, 09/01/2039	198,610

		14,856,651

	GNMA - 9.2%
1,800,000	3.00%, 05/01/2047(5)(15)	1,824,188
1,100,000	3.50%, 05/01/2047(15)	1,143,227
48,872	4.00%, 05/16/2042(8)	7,872
600,000	4.00%, 05/01/2047(15)	634,453
500,000	4.00%, 06/01/2047(15)	527,705
1,000,000	4.50%, 05/01/2047(5)(15)	1,067,031
95,956	5.00%, 06/15/2041	106,060
139,840	5.00%, 10/16/2041(8)	22,649
185,501	5.00%, 03/15/2044	204,653
2,250	6.00%, 08/15/2032	2,552
139,524	6.00%, 06/15/2036	159,027
55,980	6.00%, 08/15/2036	64,219
41,400	6.00%, 12/15/2038	46,938
108,883	6.00%, 01/15/2039	123,446
103,921	6.00%, 12/15/2040	117,820

		6,051,840

	Total U.S. Government Agencies (cost $30,902,988)	$31,021,910

U.S. GOVERNMENT SECURITIES - 8.1%
	U.S. Treasury Securities - 8.1%
	U.S. Treasury Bonds - 1.9%
59,288	0.75%, 02/15/2042(11)	$57,544
112,747	0.75%, 02/15/2045(11)	108,326
39,445	2.13%, 02/15/2040(11)	50,096
33,368	2.13%, 02/15/2041(11)	42,617
219,676	2.38%, 01/15/2025(11)	253,776
156,561	2.50%, 01/15/2029(11)	192,586
453,000	2.50%, 02/15/2046(16)	411,717
28,614	3.63%, 04/15/2028(11)	38,223
53,340	3.88%, 04/15/2029(11)	74,156

		1,229,041

	U.S. Treasury Notes - 6.2%
110,638	0.13%, 04/15/2018(11)	110,870
161,124	0.13%, 04/15/2019(11)	162,616
146,658	0.13%, 04/15/2020(11)	148,384
63,719	0.13%, 04/15/2021(11)(16)	64,326
1,368,859	0.13%, 04/15/2022(11)	1,377,748
74,144	0.13%, 07/15/2022(11)	74,845
263,636	0.13%, 07/15/2024(11)	262,421
35,997	0.25%, 01/15/2025(11)	35,832
87,306	0.38%, 07/15/2025(11)	88,049
93,953	0.63%, 01/15/2024(11)	96,570
1,452,581	0.63%, 01/15/2026(11)(17)	1,488,127
27,000	1.00%, 05/31/2018	26,954
23,383	1.13%, 01/15/2021(11)	24,573

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 8.1% - (continued)
	U.S. Treasury Notes - 6.2% - (continued)
155,248	1.25%, 07/15/2020(11)	$163,689

		4,125,004

		5,354,045

	Total U.S. Government Securities (cost $5,357,760)	$5,354,045

	Total Long-Term Investments (cost $88,353,780)	$88,346,377

SHORT-TERM INVESTMENTS - 10.1%
	Other Investment Pools & Funds - 10.1%
6,648,954	Fidelity Institutional Government Fund, Institutional Class	$6,648,954

	Total Short-Term Investments (cost $6,648,954)	$6,648,954

Total Investments Excluding Purchased Options (cost $95,002,734)	144.0%	$94,995,331

Total Purchased Options (cost $14,810)	0.1%	$17,185

Total Investments (cost $95,017,544)^	144.1%	$95,012,516
Other Assets and Liabilities	(44.1)%	(29,061,350)

Total Net Assets	100.0%	$65,951,166

The accompanying notes are an integral part of these financial statements.

203

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$1,382,687
Unrealized Depreciation	(1,387,715)

Net Unrealized Depreciation	$(5,028)

*	Non-income producing.

(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $24,262, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
01/2015	45,120	Long Beach Asset Holdings Corp.	$45,120
01/2015	22,008	Nationstar NIM Ltd.	22,008
10/2016	100,000	TCEH Corp.	—
09/2016	2,426	Templar Energy LLC Class A	20,774

			$87,902

At April 30, 2017, the aggregate value of these securities was $24,262, which represented 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $21,266,077, which represented 32.2% of total net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,035,493 at April 30, 2017.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(8)	Securities disclosed are interest-only strips.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(10)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $3,409,853, which represented 5.2% of total net assets.

(11)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its

The accompanying notes are an integral part of these financial statements.

204

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(14)	Securities disclosed are principal-only strips.

(15)	Represents or includes a TBA transaction.

(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(17)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/TRY Call	GSC	3.59 TRY per USD	05/24/17	USD	337,000	$4,943	$3,522	$1,421
USD Put/TRY Call	GSC	3.71 TRY per USD	04/06/18	USD	23,000	8,502	5,807	2,695

Total Puts					360,000	$13,445	$9,329	$4,116

Total purchased option contracts					360,000	$13,445	$9,329	$4,116

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
Interest Rate Swaption EUR	GSC	0.15%	05/26/17	EUR	8,900,000	$3,740	$5,482	$(1,742)

Total purchased swaption contracts					8,900,000	$3,740	$5,482	$(1,742)

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
Credit Default Swaption ITRAXX.XOV.27	BCLY	300.00 EUR	05/17/17	EUR	(4,335,000)	$(77,047)	$(44,192)	$(32,855)

Written swaption contracts:
Puts
Credit Default Swaption ITRAXX.EUR.27	BCLY	300.00 EUR	05/17/17	EUR	(4,335,000)	$(3,210)	$(51,557)	$48,347

Total written swaption contracts					(8,670,000)	$(80,257)	$(95,749)	$15,492

The accompanying notes are an integral part of these financial statements.

205

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Eurodollar 90-Day Future	27	09/18/2017	$6,655,768	$6,655,500	$(268)
U.S. Treasury 5-Year Note Future	83	06/30/2017	9,757,287	9,827,719	70,432
U.S. Ultra Bond Future	1	06/21/2017	160,564	162,937	2,373

Total					$72,537

Short position contracts:
Euro Schatz Future	79	05/26/2017	$6,276	$3,442	$2,834
Euro-Bund Future	3	06/08/2017	525,235	528,681	(3,446)
Eurodollar 3-Month Future	54	09/17/2018	13,268,340	13,262,400	5,940
Long Gilt Future	14	06/28/2017	2,304,363	2,325,893	(21,530)
U.S. Treasury 10-Year Note Future	169	06/21/2017	20,981,222	21,246,469	(265,247)
U.S. Treasury 2-Year Note Future	76	06/30/2017	16,448,799	16,462,312	(13,513)
U.S. Treasury Long Bond Future	3	06/21/2017	439,869	458,906	(19,037)

Total					$(313,999)

Total futures contracts					$(241,462)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Reference Entity
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	MSC	USD	24,509	(0.18)%	07/25/45	$540	$—	$455	$(85)
ABX.HE.AAA.06	JPM	USD	29,274	(0.18)%	07/25/45	639	—	543	(96)
ABX.HE.AAA.06	GSC	USD	8,850	(0.18)%	07/25/45	796	—	164	(632)
ABX.HE.AAA.07	JPM	USD	35,126	(0.09)%	08/25/37	8,387	—	3,378	(5,009)
ABX.HE.AAA.07	GSC	USD	98,352	(0.09)%	08/25/37	22,236	—	9,457	(12,779)
ABX.HE.AAA.07	MSC	USD	182,654	(0.09)%	08/25/37	43,724	—	17,564	(26,160)
ABX.HE.AAA.07	CSI	USD	249,393	(0.09)%	08/25/37	64,833	—	23,981	(40,852)
ABX.HE.PENAAA.06	MSC	USD	117,077	(0.11)%	05/25/46	13,377	—	10,816	(2,561)
ABX.HE.PENAAA.06	JPM	USD	155,089	(0.11)%	05/25/46	17,678	—	14,328	(3,350)
ABX.HE.PENAAA.06	GSC	USD	92,749	(0.11)%	05/25/46	23,187	—	8,568	(14,619)
CMBX.NA.A.7	JPM	USD	130,000	(2.00)%	01/17/47	5,014	—	4,380	(634)
CMBX.NA.A.9	MSC	USD	165,000	(2.00)%	09/17/58	5,796	—	6,791	995
CMBX.NA.A.9	MSC	USD	120,000	(2.00)%	09/17/58	5,318	—	4,939	(379)
CMBX.NA.A.9	DEUT	USD	80,000	(2.00)%	09/17/58	4,050	—	3,288	(762)
CMBX.NA.AA.7	CSI	USD	170,000	(1.50)%	01/17/47	5,285	—	1,335	(3,950)
CMBX.NA.AA.7	CSI	USD	255,000	(1.50)%	01/17/47	7,928	—	2,002	(5,926)
CMBX.NA.AA.7	CSI	USD	295,000	(1.50)%	01/17/47	9,171	—	2,316	(6,855)
CMBX.NA.AA.8	MSC	USD	95,000	(1.50)%	10/17/57	3,817	—	2,029	(1,788)
CMBX.NA.AS.7	CSI	USD	380,000	(1.00)%	01/17/47	6,896	—	(790)	(7,686)
CMBX.NA.AS.7	GSC	USD	260,000	(1.00)%	01/17/47	7,313	—	(533)	(7,846)
CMBX.NA.AS.8	DEUT	USD	75,000	(1.00)%	10/17/57	5,481	—	307	(5,174)
CMBX.NA.BB.8	CSI	USD	115,000	(5.00)%	10/17/57	27,017	—	29,631	2,614
CMBX.NA.BB.8	JPM	USD	65,000	(5.00)%	10/17/57	15,271	—	16,469	1,198
CMBX.NA.BB.8	CSI	USD	50,000	(5.00)%	10/17/57	11,855	—	12,883	1,028
CMBX.NA.BB.8	CSI	USD	55,000	(5.00)%	10/17/57	13,261	—	14,172	911
CMBX.NA.BB.8	JPM	USD	70,000	(5.00)%	10/17/57	16,878	—	17,736	858
CMBX.NA.BB.8	GSC	USD	55,000	(5.00)%	10/17/57	13,468	—	14,171	703
CMBX.NA.BB.8	GSC	USD	50,000	(5.00)%	10/17/57	12,338	—	12,883	545
CMBX.NA.BB.9	CSI	USD	215,000	(5.00)%	09/17/58	45,151	—	42,353	(2,798)
CMBX.NA.BBB.10	MSC	USD	85,000	(3.00)%	11/17/59	5,568	—	8,297	2,729
CMBX.NA.BBB.10	MSC	USD	130,000	(3.00)%	11/17/59	10,174	—	12,691	2,517
CMBX.NA.BBB.10	MSC	USD	20,000	(3.00)%	11/17/59	1,969	—	1,952	(17)

The accompanying notes are an integral part of these financial statements.

206

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Reference Entity
Buy protection: - (continued)
CMBX.NA.BBB.7	GSC	USD	95,000	(3.00)%	01/17/47	$8,156	$—	$7,638	$(518)
CMBX.NA.BBB.7	CSI	USD	140,000	(3.00)%	01/17/47	13,531	—	11,255	(2,276)
CMBX.NA.BBB.7	CSI	USD	160,000	(3.00)%	01/17/47	15,464	—	$12,863	(2,601)
CMBX.NA.BBB.7	MSC	USD	175,000	(3.00)%	01/17/47	17,910	—	14,070	(3,840)
CMBX.NA.BBB.7	MSC	USD	125,000	(3.00)%	01/17/47	9,313	—	10,070	757
CMBX.NA.BBB.7	DEUT	USD	75,000	(3.00)%	01/17/47	5,451	—	6,030	579
CMBX.NA.BBB.7	MSC	USD	105,000	(3.00)%	01/17/47	8,661	—	8,442	(219)
CMBX.NA.BBB.7	GSC	USD	60,000	(3.00)%	01/17/47	5,386	—	4,829	(557)
CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00)%	01/17/47	7,587	—	6,432	(1,155)
CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00)%	01/17/47	9,897	—	6,431	(3,466)
CMBX.NA.BBB.7	GSC	USD	75,000	(3.00)%	01/17/47	10,408	—	6,030	(4,378)
CMBX.NA.BBB.7	MSC	USD	695,000	(3.00)%	01/17/47	67,180	—	55,875	(11,305)
CMBX.NA.BBB.9	MSC	USD	60,000	(3.00)%	09/17/58	6,556	—	6,532	(24)
CMBX.NA.BBB.9	GSC	USD	135,000	(3.00)%	09/17/58	15,512	—	14,741	(771)
CMBX.NA.BBB.9	MSC	USD	125,000	(3.00)%	09/17/58	14,938	—	13,587	(1,351)
CMBX.NA.BBB.9	DEUT	USD	235,000	(3.00)%	09/17/58	28,853	—	25,583	(3,270)
CMBX.NA.BBB.9	JPM	USD	255,000	(3.00)%	09/17/58	31,857	—	27,101	(4,756)

Total						$711,076	$—	$536,065	$(175,011)

Sell protection:
CMBX.NA.A.9	JPM	USD	35,000	2.00%	09/17/58	$—	$(1,521)	$(1,440)	$81
CMBX.NA.AAA.6	MSC	USD	4,306,186	0.50%	05/11/63	—	(100,612)	(209)	100,403
CMBX.NA.AAA.6	GSC	USD	1,028,358	0.50%	05/11/63	—	(11,804)	394	12,198
CMBX.NA.AAA.6	JPM	USD	968,743	0.50%	05/11/63	—	(9,055)	371	9,426
CMBX.NA.AAA.6	DEUT	USD	312,978	0.50%	05/11/63	—	(7,629)	(16)	7,613
CMBX.NA.BB.6	CSI	USD	215,000	5.00%	05/11/63	—	(45,166)	(40,466)	4,700
CMBX.NA.BB.6	CSI	USD	125,000	5.00%	05/11/63	—	(25,344)	(23,527)	1,817
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	—	(16,757)	(15,974)	783
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	—	(9,371)	(9,584)	(213)
CMBX.NA.BB.6	CSI	USD	105,000	5.00%	05/11/63	—	(19,293)	(19,733)	(440)
CMBX.NA.BB.6	CSI	USD	105,000	5.00%	05/11/63	—	(19,293)	(19,733)	(440)
CMBX.NA.BB.6	CSI	USD	110,000	5.00%	05/11/63	—	(20,212)	(20,673)	(461)
CMBX.NA.BB.6	GSC	USD	50,000	5.00%	05/11/63	—	(8,520)	(9,411)	(891)
CMBX.NA.BB.6	CSI	USD	55,000	5.00%	05/11/63	—	(9,311)	(10,351)	(1,040)
CMBX.NA.BB.6	CSI	USD	125,000	5.00%	05/11/63	—	(22,072)	(23,492)	(1,420)
CMBX.NA.BB.6	JPM	USD	70,000	5.00%	05/11/63	—	(11,399)	(12,873)	(1,474)
CMBX.NA.BB.6	CSI	USD	50,000	5.00%	05/11/63	—	(7,513)	(9,410)	(1,897)
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	—	(9,643)	(11,959)	(2,316)
CMBX.NA.BB.6	MSC	USD	717,000	5.00%	05/11/63	—	(131,754)	(134,749)	(2,995)
CMBX.NA.BB.6	CSI	USD	115,000	5.00%	05/11/63	—	(17,061)	(21,645)	(4,584)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	—	(9,507)	(15,411)	(5,904)
CMBX.NA.BB.8	GSC	USD	210,000	5.00%	10/17/57	—	(63,844)	(54,052)	9,792
CMBX.NA.BB.8	MSC	USD	428,000	5.00%	10/17/57	—	(119,688)	(110,164)	9,524
CMBX.NA.BB.8	CSI	USD	215,000	5.00%	10/17/57	—	(60,119)	(55,339)	4,780
CMBX.NA.BB.8	CSI	USD	215,000	5.00%	10/17/57	—	(60,119)	(55,339)	4,780
CMBX.NA.BB.8	CSI	USD	85,000	5.00%	10/17/57	—	(23,768)	(21,878)	1,890
CMBX.NA.BB.8	MSC	USD	55,000	5.00%	10/17/57	—	(15,813)	(14,156)	1,657
CMBX.NA.BB.8	MSC	USD	50,000	5.00%	10/17/57	—	(14,355)	(12,870)	1,485
CMBX.NA.BB.8	GSC	USD	15,000	5.00%	10/17/57	—	(4,432)	(3,861)	571
CMBX.NA.BB.8	GSC	USD	15,000	5.00%	10/17/57	—	(4,175)	(3,860)	315
CMBX.NA.BB.8	GSC	USD	59,000	5.00%	10/17/57	—	(9,313)	(15,186)	(5,873)
CMBX.NA.BB.8	MLI	USD	50,000	5.00%	10/17/57	—	(5,948)	(12,870)	(6,922)
CMBX.NA.BB.8	GSC	USD	50,000	5.00%	10/17/57	—	(5,798)	(12,869)	(7,071)
CMBX.NA.BB.8	MLI	USD	110,000	5.00%	10/17/57	—	(13,858)	(28,313)	(14,455)
CMBX.NA.BB.8	MLI	USD	130,000	5.00%	10/17/57	—	(11,734)	(33,461)	(21,727)
CMBX.NA.BB.9	GSC	USD	115,000	5.00%	09/17/58	—	(31,593)	(22,623)	8,970
CMBX.NA.BB.9	MLI	USD	55,000	5.00%	09/17/58	—	(15,265)	(10,819)	4,446

The accompanying notes are an integral part of these financial statements.

207

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Reference Entity
Sell protection: - (continued)
CMBX.NA.BB.9	MLI	USD	45,000	5.00%	09/17/58	$—	$(12,153)	$(8,852)	$3,301
CMBX.NA.BBB.7	JPM	USD	160,000	3.00%	01/17/47	—	(13,328)	(12,477)	851
CMBX.NA.BBB.7	JPM	USD	80,000	3.00%	01/17/47	—	(5,870)	(6,239)	(369)
CMBX.NA.BBB.8	MSC	USD	120,000	3.00%	10/17/57	—	(20,223)	(18,485)	1,738
PrimeX.ARM.2	MSC	USD	209,888	4.58%	12/25/37	7,615	—	2,932	(4,683)
PrimeX.ARM.2	JPM	USD	65,997	4.58%	12/25/37	2,748	—	922	(1,826)

Total						$10,363	$(1,024,233)	$(909,750)	$104,120

Total traded indices						$721,439	$(1,024,233)	$(373,685)	$(70,891)

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	GSC	USD	122,000	1.00% / 1.95%	12/20/21	$—	$(5,955)	$(4,877)	$1,078
Brazil (Federated Republic of)	GSC	USD	234,000	1.00% / 2.15%	06/20/22	—	(13,147)	(12,534)	613

Total						$—	$(19,102)	$(17,411)	$1,691

Total single-name issues						$—	$(19,102)	$(17,411)	$1,691

Total OTC contracts						$721,439	$(1,043,335)	$(391,096)	$(69,200)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Reference Entity
Credit default swaps on indices:
Buy protection:
CDX.EM.27	USD	1,050,000	(1.00)%	06/20/22	$57,014	$45,335	$(11,679)
CDX.NA.HY.27	USD	63,360	(5.00)%	12/20/21	(4,815)	(5,386)	(571)
CDX.NA.HY.28	USD	3,960,000	(5.00)%	06/20/22	(246,426)	(313,898)	(67,472)
CDX.NA.IG.28	USD	2,733,000	(1.00)%	06/20/22	(42,001)	(50,146)	(8,145)
ITRAXX.XOV.27	EUR	1,394,000	(5.00)%	06/20/22	141,306	169,728	28,422

Total					$(94,922)	$(154,367)	$(59,445)

Total					$(94,922)	$(154,367)	$(59,445)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

208

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Cross Currency Swap Contracts Outstanding at April 30, 2017

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 4.59% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	GSC	USD 141,482	CNH 985,000	$—	$(1,899)	$(1,396)	$503
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.80% based on the notional amount of currency delivered	09/20/22	DEUT	USD 73,252	CNH 505,000	—	(465)	$29	494
Fixed Rate equal to 4.80% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	09/20/22	DEUT	CNH 505,000	USD 73,252	465	—	701	236
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 4.59% based on the notional amount of currency delivered	09/20/22	GSC	CNH 985,000	USD 141,482	1,899	—	1,339	(560)

Total						$2,364	$(2,364)	$673	$673

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BCLY	1.90% Fixed	CPURNSA	USD	3,670,000	07/15/24	$—	$—	$108,145	$108,145
BNP	2.21% Fixed	CPURNSA	USD	1,932,000	07/15/24	—	—	(635)	(635)

Total						$—	$—	$107,510	$107,510

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund		Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate		1.00% Fixed	USD	2,118,000	09/29/26	$57,389	$—	$163,229	$105,840
12M Federal Funds Rate		1.63% Fixed	USD	1,810,000	11/14/26	—	—	38,306	38,306

Total						$57,389	$—	$201,535	$144,146

The accompanying notes are an integral part of these financial statements.

209

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/31/17	CBA	$168,705	$166,888	$(1,817)
AUD	Buy	05/31/17	ANZ	167,997	166,140	(1,857)
BRL	Buy	06/21/17	MSC	208,288	206,936	(1,352)
BRL	Buy	06/21/17	MSC	206,399	204,757	(1,642)
BRL	Buy	06/21/17	MSC	206,588	204,135	(2,453)
BRL	Buy	06/21/17	MSC	212,211	207,558	(4,653)
BRL	Sell	06/21/17	MSC	165,677	162,436	3,241
BRL	Sell	06/21/17	MSC	163,132	161,814	1,318
BRL	Sell	06/21/17	SCB	40,215	39,520	695
BRL	Sell	06/21/17	SSG	455,064	459,615	(4,551)
CAD	Buy	05/31/17	ANZ	1,171,783	1,152,095	(19,688)
CHF	Sell	05/31/17	SCB	523,485	523,682	(197)
CNH	Buy	06/21/17	SCB	70,282	70,125	(157)
CNH	Buy	06/21/17	MSC	70,547	70,125	(422)
CNH	Buy	06/21/17	JPM	140,585	140,106	(479)
CNY	Buy	06/21/17	CSFB	66,695	67,184	489
COP	Buy	06/21/17	CSFB	6,991	6,821	(170)
COP	Buy	06/21/17	JPM	211,098	205,564	(5,534)
COP	Sell	06/21/17	SCB	206,603	212,385	(5,782)
EGP	Buy	06/21/17	SCB	7,395	7,233	(162)
EGP	Buy	06/21/17	CBK	9,174	8,822	(352)
EGP	Buy	06/21/17	CBK	27,315	25,697	(1,618)
EGP	Buy	03/06/18	GSC	6,158	6,046	(112)
EGP	Buy	03/06/18	GSC	7,757	7,596	(161)
EGP	Buy	03/06/18	CBK	17,358	16,639	(719)
EGP	Buy	03/29/18	CBK	43,556	43,966	410
EUR	Buy	06/21/17	CBK	5,307	5,461	154
EUR	Sell	05/31/17	CBK	2,661,072	2,698,092	(37,020)
EUR	Sell	06/21/17	UBS	5,357	5,461	(104)
GBP	Sell	05/31/17	UBS	1,050,790	1,064,303	(13,513)
GHS	Buy	06/21/17	SCB	39,344	44,160	4,816
GHS	Buy	06/21/17	CBK	19,512	22,080	2,568
GHS	Buy	06/21/17	CBK	19,794	22,080	2,286
GHS	Sell	06/21/17	CBK	30,607	30,130	477
GHS	Sell	06/21/17	SCB	29,263	29,210	53
GHS	Sell	06/21/17	SCB	19,355	19,320	35
GHS	Sell	06/21/17	SCB	9,677	9,660	17
HUF	Buy	06/21/17	SCB	344,386	347,927	3,541
HUF	Buy	06/21/17	SCB	116,121	117,221	1,100
HUF	Buy	06/21/17	UBS	23,279	23,693	414
HUF	Sell	06/21/17	JPM	744	756	(12)
HUF	Sell	06/21/17	CSFB	54,868	55,417	(549)
HUF	Sell	06/21/17	BCLY	114,667	116,203	(1,536)
HUF	Sell	06/21/17	BOA	132,650	134,408	(1,758)
HUF	Sell	06/21/17	BOA	156,501	158,363	(1,862)
JPY	Sell	05/31/17	HSBC	755,473	747,216	8,257
JPY	Sell	05/31/17	NOM	498,944	493,166	5,778
JPY	Sell	05/31/17	DEUT	256,462	254,051	2,411
MXN	Sell	06/21/17	JPM	88,630	88,415	215
MXN	Sell	06/21/17	GSC	20,074	20,116	(42)
MXN	Sell	06/21/17	SSG	110,358	111,849	(1,491)
MXN	Sell	06/21/17	RBC	233,945	247,025	(13,080)
PHP	Buy	06/21/17	HSBC	144,085	145,603	1,518
PHP	Buy	06/21/17	BCLY	144,800	145,603	803
PHP	Buy	06/21/17	SCB	2,354	2,395	41
PHP	Sell	06/21/17	BCLY	285,686	291,206	(5,520)
RON	Buy	06/26/17	CBK	549,373	559,903	10,530
RON	Buy	08/28/17	CBK	266,881	271,909	5,028

The accompanying notes are an integral part of these financial statements.

210

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
RON	Buy	08/28/17	CBK	$2,369	$2,407	$38
RON	Sell	06/26/17	CBK	581,707	559,903	21,804
RON	Sell	08/28/17	JPM	181,215	170,846	10,369
RON	Sell	08/28/17	BNP	109,624	103,470	6,154
RUB	Buy	06/21/17	CBK	28,530	34,372	5,842
THB	Buy	06/21/17	JPM	146,190	148,112	1,922
THB	Buy	06/21/17	HSBC	146,491	148,112	1,621
THB	Buy	06/21/17	JPM	255	260	5
THB	Sell	06/21/17	JPM	261	260	1
THB	Sell	06/21/17	JPM	293,570	296,224	(2,654)
TRY	Buy	06/21/17	HSBC	173,933	187,199	13,266
TRY	Buy	06/21/17	BNP	175,725	187,199	11,474
TRY	Buy	06/21/17	JPM	142,067	149,205	7,138
TRY	Buy	06/21/17	MSC	144,873	148,927	4,054
TRY	Sell	06/21/17	GSC	141,033	149,204	(8,171)
TRY	Sell	06/21/17	HSBC	140,235	148,927	(8,692)
TRY	Sell	06/21/17	SCB	175,570	187,198	(11,628)
TRY	Sell	06/21/17	DEUT	175,563	187,198	(11,635)
ZAR	Buy	06/21/17	JPM	186,486	185,473	(1,013)
ZAR	Sell	06/21/17	CBK	129,170	125,329	3,841
ZAR	Sell	06/21/17	JPM	170,988	167,822	3,166
ZAR	Sell	06/21/17	HSBC	62,077	62,368	(291)
ZAR	Sell	06/21/17	JPM	60,529	61,552	(1,023)
ZMW	Buy	06/21/17	CBK	43,434	45,157	1,723
ZMW	Buy	06/21/17	CBK	21,827	22,578	751
ZMW	Buy	06/21/17	SCB	10,594	11,237	643
ZMW	Buy	06/21/17	CBK	10,668	11,236	568

Total						$(24,897)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira

The accompanying notes are an integral part of these financial statements.

211

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments) - (continued)

Currency Abbreviations: - (continued)
USD	United States Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

The accompanying notes are an integral part of these financial statements.

212

The Hartford Unconstrained Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Energy	$24,262	$—	$—	$24,262
Utilities	24,922	24,922	—	—
Asset & Commercial Mortgage Backed Securities	27,553,671	—	27,553,671	—
Corporate Bonds	8,922,104	—	8,922,104	—
Foreign Government Obligations	2,512,649	—	2,512,649	—
Municipal Bonds	1,371,505	—	1,371,505	—
Senior Floating Rate Interests	11,561,309	—	11,561,309	—
U.S. Government Agencies	31,021,910	—	31,021,910	—
U.S. Government Securities	5,354,045	—	5,354,045	—
Short-Term Investments	6,648,954	6,648,954	—	—
Purchased Options	17,185	—	17,185	—
Foreign Currency Contracts(2)	150,575	—	150,575	—
Futures Contracts(2)	81,579	81,579	—	—
Swaps - Credit Default(2)	236,668	—	236,668	—
Swaps - Cross Currency(2)	1,233	—	1,233	—
Swaps - Interest Rate(2)	252,291	—	252,291	—

Total	$95,734,862	$6,755,455	$88,955,145	$24,262

Liabilities
Foreign Currency Contracts(2)	$(175,472)	$—	$(175,472)	$—
Futures Contracts(2)	(323,041)	(323,041)	—	—
Swaps - Credit Default(2)	(365,313)	—	(365,313)	—
Swaps - Cross Currency(2)	(560)	—	(560)	—
Swaps - Interest Rate(2)	(635)	—	(635)	—
Written Options	(80,257)	—	(80,257)	—

Total	$(945,278)	$(323,041)	$(622,237)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

213

The Hartford World Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.1%
		United States - 0.1%
	231,571	MGIC Investment Corp.*	$2,440,763
	15,841	Vistra Energy Corp.	236,823

			2,677,586

		Total Common Stocks (cost $2,602,949)	$2,677,586

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7%
		Bermuda - 0.0%
$	363,000	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	$362,156

		Canada - 0.1%
	5,200,000	CARDS II Trust 1.69%, 07/15/2021(1)(2)	5,225,307

		Cayman Islands - 2.7%
	4,615,000	American Money Management Corp. 2.61%, 07/27/2026(1)(2)	4,617,127
		Apidos CLO
	2,900,000	2.26%, 04/15/2025(1)(2)	2,903,019
	3,380,000	2.27%, 07/22/2026(1)(2)	3,378,310
	3,840,000	2.61%, 01/19/2025(1)(2)	3,842,596
		Ares CLO Ltd.
	3,835,000	2.35%, 04/17/2026(1)(2)	3,830,061
	2,675,000	3.05%, 12/05/2025(1)(2)	2,686,794
	1,600,000	Avery Point IV CLO Ltd. 2.26%, 04/25/2026(1)(2)	1,599,200
	2,725,000	Babson CLO Ltd. 2.26%, 04/20/2025(1)(2)	2,725,749
	3,000,000	BlueMountain CLO Ltd. 2.30%, 10/15/2026(1)(2)	2,998,485
		Carlyle Global Market Strategies Ltd.
	3,390,000	2.14%, 07/15/2025(1)(2)	3,390,905
	875,000	2.31%, 04/18/2025(1)(2)	875,113
		CIFC Funding Ltd.
	3,750,000	2.64%, 10/21/2028(1)(2)	3,759,607
	2,150,000	3.06%, 10/17/2026(1)(2)	2,149,981
	3,975,000	Dryden Senior Loan Fund 2.21%, 04/18/2026(1)(2)	3,972,997
	250,000	Galaxy CLO Ltd. 2.70%, 01/24/2027(1)(2)	250,234
	2,315,000	JFIN CLO Ltd. 2.32%, 04/24/2029(1)(2)	2,323,387
		LSTAR Securities Investment Trust
	1,427,755	0.03%, 11/01/2021(1)(2)	1,427,755
	662,378	2.98%, 09/01/2021(1)(2)	662,709
	1,911,494	2.98%, 10/01/2021(1)(2)	1,902,871
	1,461,717	3.00%, 01/01/2022(1)(2)	1,461,717
		Madison Park Funding Ltd.
	2,355,000	1.99%, 01/19/2025(1)(2)	2,355,754
	3,000,000	2.28%, 07/20/2026(1)(2)	2,998,488
	3,760,000	2.42%, 07/20/2026(1)(2)	3,762,207
	3,735,000	2.43%, 10/23/2025(1)(2)	3,736,188
	1,750,000	3.06%, 04/20/2026(1)(2)	1,752,205
	4,245,000	Neuberger Berman CLO Ltd. 2.50%, 08/04/2025(1)(2)	4,242,954
		Oaktree EIF II Ltd.
	2,955,000	2.28%, 11/15/2025(3)	2,955,000
	650,000	2.59%, 02/15/2026(1)(2)	650,079
	4,455,000	OCP CLO Ltd. 2.69%, 04/17/2027(1)(2)	4,457,031

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		Cayman Islands - 2.7% - (continued)
$	2,995,000	Octagon Investment Partners Ltd. 2.28%, 08/12/2026(1)(2)(3)	$2,995,000
	500,000	Race Point CLO Ltd. 2.67%, 04/15/2027(1)(2)	500,252
	3,000,000	Seneca Park CLO Ltd. 2.28%, 07/17/2026(1)(2)	2,998,626
	1,215,000	Shackleton CLO Ltd. 3.11%, 04/15/2027(1)(2)	1,215,501
	2,435,000	Sheridan Square CLO Ltd. 2.33%, 04/15/2025(1)(2)	2,433,770
		Sound Point CLO Ltd.
	3,000,000	2.30%, 10/20/2026(1)(2)	2,999,985
	3,000,000	2.71%, 07/15/2025*(1)(2)(4)(5)	3,000,000
	2,850,000	2.82%, 10/20/2028(1)(2)	2,860,203
	2,620,000	Vibrant CLO Ltd. 2.64%, 04/20/2026(1)(2)	2,621,302
	2,867,000	Voya CLO Ltd. 2.41%, 04/17/2030(1)(2)	2,867,000
	3,975,000	Zais CLO Ltd. 2.69%, 10/15/2028(1)(2)	4,003,950

			106,164,112

		United Kingdom - 0.0%
GBP	425,000	Canary Wharf Finance II plc 5.95%, 10/22/2037(6)	697,130

		United States - 8.9%
$	790,000	Accredited Mortgage Loan Trust 1.39%, 12/25/2035(2)	716,474
		Adjustable Rate Mortgage Trust
	218,634	1.49%, 01/25/2036(2)	203,489
	570,154	1.53%, 11/25/2035(2)	528,615
	1,471,258	5.14%, 11/25/2037(1)(2)	1,209,718
	975,000	Ally Auto Receivables Trust 2.01%, 08/17/2020	979,390
		Alternative Loan Trust
	760,195	1.26%, 01/25/2036(2)	678,569
	382,507	1.31%, 11/25/2035(2)	322,589
	498,424	1.39%, 10/25/2036(2)	307,263
	426,237	1.49%, 12/25/2035(2)	299,709
	2,240,808	2.01%, 08/25/2035(2)	1,975,195
	741,381	5.50%, 12/25/2035	637,005
	783,956	5.75%, 05/25/2036	597,165
	367,082	6.00%, 05/25/2036	292,230
	215,554	American Credit Acceptance Receivables Trust 3.96%, 05/15/2019(1)	215,973
	1,825,000	American Express Credit Account Master Trust 1.77%, 11/15/2022	1,820,830
		American Home Mortgage Assets Trust
	108,399	1.12%, 03/25/2047(2)	91,598
	935,912	1.18%, 09/25/2046(2)	769,609
	607,889	1.18%, 10/25/2046(2)	505,837
	497,679	1.60%, 10/25/2046(2)	384,141
	2,950,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.82%, 11/25/2035	3,013,524
	3,400,426	Angel Oak Mortgage Trust I LLC 3.50%, 07/25/2046(1)	3,411,912
	413,264	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)	414,343

The accompanying notes are an integral part of these financial statements.

214

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	968,004	Banc of America Commercial Mortgage Trust 5.49%, 02/10/2051	$971,620
		Banc of America Funding Trust
	1,540,186	1.22%, 02/20/2047(2)	1,447,473
	278,461	5.77%, 05/25/2037(2)	257,604
	316,856	5.85%, 01/25/2037	277,010
	571,878	6.05%, 10/25/2036	499,762
	1,219,273	Banc of America Mortgage Trust 3.22%, 09/25/2035(2)	1,162,169
	1,278,554	Bayview Opportunity Master Fund Trust 2.74%, 10/27/2027(1)(2)	1,279,833
		Bear Stearns Adjustable Rate Mortgage Trust
	1,305,924	2.82%, 08/25/2035(2)	1,298,025
	1,050,751	3.13%, 10/25/2035(2)	1,039,267
	898,928	3.37%, 07/25/2036(2)	870,322
	954,798	4.47%, 06/25/2047(2)	908,184
		Bear Stearns Alt-A Trust
	532,668	1.31%, 08/25/2036(2)	469,966
	1,682,325	1.49%, 01/25/2036(2)	1,503,514
	556,630	3.32%, 09/25/2035(2)	516,367
		Bear Stearns Mortgage Funding Trust
	1,844,578	1.17%, 10/25/2036(2)	1,596,626
	514,467	1.19%, 02/25/2037(2)	456,044
		Cabela’s Credit Card Master Note Trust
	1,805,000	1.64%, 08/16/2021(1)(2)	1,815,721
	1,790,000	2.25%, 07/17/2023	1,801,004
	555,000	Capital Auto Receivables Asset Trust 2.43%, 09/21/2020	559,780
		CarMax Auto Owner Trust
	2,410,000	1.88%, 11/15/2019	2,414,764
	1,120,000	1.93%, 11/15/2019	1,121,757
	1,745,000	2.08%, 01/15/2020	1,747,305
	2,885,000	2.25%, 09/15/2022	2,883,202
	31,775	CD Mortgage Trust 5.89%, 11/15/2044(2)	31,869
	2,325,004	Chase Mortgage Finance Trust 3.20%, 12/25/2035(2)	2,245,335
	188,906	ChaseFlex Trust 5.50%, 06/25/2035	166,289
		CHL Mortgage Pass-Through Trust
	1,143,726	1.67%, 03/25/2035(2)	1,028,720
	1,149,085	3.01%, 11/20/2035(2)	967,953
	713,974	3.15%, 09/25/2047(2)	658,432
	1,913,985	3.17%, 06/20/2035(2)	1,794,829
	455,406	3.25%, 03/20/2036(2)	402,517
	1,680,406	3.56%, 04/25/2037(2)	1,599,475
	301,182	Chrysler Capital Auto Receivables Trust 1.27%, 03/15/2019(1)	301,077
	2,505,000	Citibank Credit Card Issuance Trust 1.64%, 04/22/2026(2)	2,504,887
	365,000	Citigroup Commercial Mortgage Trust 3.62%, 07/10/2047	380,245
	428,237	Citigroup Mortgage Loan Trust 3.32%, 07/25/2036(2)	269,756
	3,224,230	CitiMortgage Alternative Loan Trust 5.75%, 12/25/2036	2,794,007
	1,231,559	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	1,239,444
	2,865,448	Commercial Mortgage Loan Trust 6.31%, 12/10/2049(2)	2,887,190

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
		Commercial Mortgage Pass-Through Certificates
$	34,199,984	0.97%, 02/10/2047(2)(7)	$1,082,819
	1,080,000	4.24%, 02/10/2047(2)	1,162,986
	1,795,000	4.75%, 10/15/2045(1)(2)	1,121,319
		Commercial Mortgage Trust
	2,605,000	2.85%, 10/15/2045	2,637,227
	1,590,000	3.10%, 03/10/2046	1,620,953
	465,000	3.61%, 06/10/2046(2)	485,449
	3,810,000	3.69%, 08/10/2047	3,956,831
	2,230,000	3.80%, 08/10/2047	2,345,502
	2,140,000	4.02%, 07/10/2045	2,282,854
	1,280,000	4.07%, 02/10/2047(2)	1,366,933
	4,425,085	4.37%, 07/10/2045(2)	4,796,310
	1,885,000	4.73%, 10/15/2045(1)(2)	815,206
	128,011	5.74%, 12/10/2049	128,387
		Countrywide Alternative Loan Trust
	637,436	1.13%, 04/25/2047(2)	552,773
	738,186	1.79%, 12/25/2035(2)	606,067
	172,134	CPS Auto Trust 1.94%, 03/16/2020(1)	172,144
		Credit Suisse Commercial Mortgage Trust
	653,798	5.75%, 03/25/2036	586,072
	36,184	6.51%, 02/15/2041(2)	36,498
	35,629	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	34,326
		CSAIL Commercial Mortgage Trust
	53,625,996	1.01%, 06/15/2057(2)(7)	2,635,509
	14,930,283	1.10%, 04/15/2050(2)(7)	807,146
	2,685,022	3.45%, 08/15/2048	2,744,285
	2,137,646	CSMC Trust 3.50%, 08/25/2043(1)(2)	2,163,280
	896,700	DB Master Finance LLC 3.26%, 02/20/2045(1)	901,233
	951,685	DBUBS Mortgage Trust 0.93%, 11/10/2046(1)(2)(7)	19,119
	805,000	Deephaven Residential Mortgage Trust 3.49%, 12/26/2046(1)(2)	805,189
	1,805,000	Discover Card Execution Note Trust 1.45%, 03/15/2021	1,802,906
	2,500,000	Drive Auto Receivables Trust 2.37%, 11/16/2020(1)	2,497,242
		DSLA Mortgage Loan Trust
	139,224	1.35%, 01/19/2045(2)	124,440
	2,041,524	1.56%, 03/19/2046(2)	1,828,010
	141,604	DT Auto Owner Trust 1.88%, 05/15/2019(1)	141,655
		Enterprise Fleet Financing LLC
	1,500,000	2.09%, 02/22/2021(1)	1,504,565
	535,000	2.13%, 07/20/2022(1)	535,745
	212,072	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(1)	211,963
	245,000	Fannie Mae Connecticut Avenue Securities 4.54%, 07/25/2029(2)	253,404
		First Investors Auto Owner Trust
	264,285	1.49%, 01/15/2020(1)	264,256
	345,949	1.53%, 11/16/2020(1)	345,472
	2,750,000	Ford Credit Auto Owner Trust 2.26%, 11/15/2025(1)	2,776,401

The accompanying notes are an integral part of these financial statements.

215

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	500,000	Ford Credit Floorplan Master Owner Trust 1.69%, 09/15/2019	$500,108
	3,000,000	Foursight Capital Automobile Receivables Trust 2.37%, 04/15/2022(1)	3,000,000
		FREMF Mortgage Trust
	1,195,000	3.51%, 07/25/2022(1)(2)	1,199,036
	1,190,000	3.85%, 10/25/2048(1)(2)	1,180,787
	825,000	GE Commercial Mortgage Corp. 5.61%, 12/10/2049(2)	820,445
	1,829,369	GLS Auto Receivables Trust 2.73%, 10/15/2020(1)	1,831,452
	465,000	GM Financial Consumer Automobile 2.30%, 06/16/2023(1)	465,534
		GMAC Mortgage Corp. Loan Trust
	360,313	3.41%, 09/19/2035(2)	326,653
	678,251	3.81%, 04/19/2036(2)	607,263
	1,260,000	GreatAmerica Leasing Receivables 1.86%, 08/15/2020(1)	1,260,024
	800,000	GreatAmerica Leasing Receivables Funding LLC 2.06%, 06/22/2020(1)	801,093
	975,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(1)	974,776
		GreenPoint Mortgage Funding Trust
	490,215	1.15%, 02/25/2037(2)	446,885
	511,379	1.50%, 10/25/2045(2)	448,512
		GS Mortgage Securities Trust
	615,000	3.67%, 04/10/2047(1)	214,180
	1,742,000	3.72%, 01/10/2047(1)	859,443
	4,725,242	4.07%, 01/10/2047	5,044,557
	1,875,000	5.02%, 04/10/2047(1)(2)	1,440,768
		GSAA Home Equity Trust
	602,932	1.04%, 12/25/2046(2)	432,882
	2,937,641	1.06%, 12/25/2046(2)	1,655,950
	1,481,095	1.07%, 02/25/2037(2)	782,077
	2,408,325	1.09%, 03/25/2037(2)	1,330,164
	2,183,151	1.11%, 05/25/2047(2)	1,721,330
	1,145,481	1.15%, 06/25/2036(2)	564,773
	1,155,840	1.17%, 11/25/2036(2)	600,031
	4,941,866	1.19%, 03/25/2037(2)	2,752,832
	949,630	1.21%, 05/25/2047(2)	754,599
	1,618,481	1.22%, 04/25/2047(2)	1,061,151
	1,806,016	1.23%, 11/25/2036(2)	1,084,629
	1,725,447	1.31%, 04/25/2047(2)	1,165,216
	670,545	5.88%, 09/25/2036	339,369
	526,526	5.99%, 06/25/2036(2)	269,992
		GSR Mortgage Loan Trust
	684,586	3.13%, 07/25/2035(2)	636,912
	1,307,565	3.30%, 10/25/2035(2)	1,096,945
	3,240,713	3.50%, 01/25/2036(2)	3,015,081
	236,641	3.56%, 05/25/2037(2)	191,704
		HarborView Mortgage Loan Trust
	1,604,590	1.18%, 01/19/2038(2)	1,456,261
	2,464,969	1.23%, 12/19/2036(2)	2,025,486
	184,805	1.32%, 09/19/2035(2)	156,541
	1,589,519	1.69%, 01/19/2035(2)	1,096,198
	433,936	1.99%, 10/25/2037(2)	406,692
	1,268,212	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	1,272,504
	1,065,000	Huntington Auto Trust 1.95%, 06/15/2021	1,066,104

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	540,000	Hyundai Automotive Receivables Trust 2.10%, 11/15/2019	$543,544
	564,349	Impac CMB Trust 1.79%, 10/25/2034(2)	540,029
		IndyMac INDA Mortgage Loan Trust
	262,677	3.31%, 09/25/2036(2)	205,838
	1,064,918	3.49%, 12/25/2036(2)	982,224
		IndyMac Index Mortgage Loan Trust
	1,357,305	1.19%, 10/25/2036(2)	1,146,034
	71,337	1.23%, 07/25/2035(2)	62,945
	692,790	1.27%, 07/25/2035(2)	581,599
	1,569,714	1.39%, 07/25/2046(2)	969,134
	428,920	3.21%, 08/25/2035(2)	343,826
	6,362,210	3.27%, 12/25/2035(2)	5,401,218
		JP Morgan Chase Commercial Mortgage Securities Trust
	4,984,850	2.49%, 02/12/2051(2)	4,832,101
	3,059,000	2.73%, 10/15/2045(1)(2)	1,243,331
	950,000	2.83%, 10/15/2045	963,431
		JP Morgan Mortgage Trust
	803,312	2.99%, 11/25/2035(2)	751,559
	1,155,550	3.00%, 09/25/2044(1)(2)	1,163,218
	1,577,932	3.07%, 08/25/2036(2)	1,445,332
	282,023	3.15%, 10/25/2036(2)	263,356
	2,493,175	3.38%, 02/25/2035(2)	2,528,308
	1,322,669	3.57%, 05/25/2036(2)	1,216,484
	185,414	6.00%, 01/25/2037	148,727
		JPMBB Commercial Mortgage Securities Trust
	68,855,225	0.99%, 09/15/2047(2)(7)	2,368,503
	845,000	3.78%, 08/15/2047	886,382
		Lehman XS Trust
	665,886	1.18%, 11/25/2046(2)	572,062
	944,049	1.84%, 09/25/2047(2)	869,448
	2,060,000	Lendmark Funding Trust 3.26%, 04/21/2025(1)	2,059,123
	1,597,294	Long Beach Mortgage Loan Trust 1.61%, 08/25/2033(2)	1,492,881
		LSTAR Securities Investment Trust
	588,487	2.98%, 08/01/2020(1)(2)	587,310
	885,000	2.99%, 04/01/2022(1)(2)	876,098
	1,346,963	3.00%, 02/01/2022(1)(2)	1,343,595
	689,965	Luminent Mortgage Trust 1.25%, 11/25/2035(2)	628,177
		MASTR Adjustable Rate Mortgages Trust
	918,548	1.23%, 05/25/2037(2)	568,349
	592,345	3.05%, 11/21/2034(2)	604,501
		Merrill Lynch Mortgage Investors Trust
	4,025,866	3.05%, 12/25/2034(2)	4,026,032
	121,907	3.11%, 05/25/2033(2)	119,192
	891,771	3.26%, 07/25/2035(2)	729,411
	849,702	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)	851,990
	1,380,000	MMAF Equipment Finance LLC 2.41%, 08/16/2024(1)(3)	1,379,670
	1,140,791	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 1.14%, 06/25/2036(2)	968,937
		Morgan Stanley Bank of America Merrill Lynch Trust
	13,193,214	1.26%, 10/15/2048(2)(7)	899,236
	1,480,000	2.92%, 02/15/2046	1,493,585

The accompanying notes are an integral part of these financial statements.

216

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	2,090,000	3.13%, 12/15/2048	$2,137,853
	2,860,000	3.73%, 05/15/2048	2,983,955
	2,930,000	4.22%, 07/15/2046(2)	3,153,591
		Morgan Stanley Capital I Trust
	2,990,449	3.24%, 03/15/2045	3,089,282
	1,555,000	5.33%, 07/15/2049(1)(2)	1,294,324
	1,244,498	5.57%, 12/15/2044	1,254,941
	100,000	5.60%, 09/15/2047(1)(2)	110,532
	466,955	6.50%, 01/11/2043(2)	476,964
		Morgan Stanley Mortgage Loan Trust
	1,751,549	1.16%, 11/25/2036(2)	729,455
	188,499	3.42%, 05/25/2036(2)	134,305
	512,669	3.53%, 06/25/2037(2)	345,103
		Nationstar HECM Loan Trust
	1,006,526	2.01%, 08/25/2026(1)	1,004,379
	302,926	2.24%, 06/25/2026(1)	305,074
	228,155	2.88%, 11/25/2025(1)	228,228
		New Residential Mortgage Loan Trust
	650,476	3.25%, 09/25/2056(1)(2)	663,501
	2,225,121	3.75%, 11/26/2035(1)(2)	2,312,299
	2,396,692	4.00%, 02/25/2057(1)(2)	2,466,963
	2,875,000	4.00%, 03/25/2057(1)(2)	2,989,727
	792,327	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.60%, 06/25/2036(2)	646,146
	4,690,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	4,658,948
	3,905,000	Ocwen Master Advance Receivables Trust 3.21%, 11/15/2047(1)	3,902,582
	845,000	OneMain Financial Issuance Trust 3.66%, 02/20/2029(1)	860,983
	354,716	Prime Mortgage Trust 5.50%, 06/25/2036	354,946
	630,832	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	593,716
	2,826,255	Renaissance Home Equity Loan Trust 1.51%, 03/25/2034(2)	2,726,162
		Residential Accredit Loans, Inc.
	872,871	1.29%, 04/25/2036(2)	698,981
	1,713,790	1.98%, 11/25/2037(2)	1,357,769
	418,354	Residential Asset Securitization Trust 1.44%, 03/25/2035(2)	362,162
		Residential Funding Mortgage Securities, Inc.
	2,902,938	3.33%, 08/25/2035(2)	2,194,200
	559,071	3.98%, 04/25/2037(2)	507,716
	135,236	5.75%, 01/25/2036	105,917
	156,409	6.00%, 04/25/2037	138,717
	206,827	6.00%, 07/25/2037	190,550
		Sequoia Mortgage Trust
	1,518,379	1.65%, 06/20/2033(2)	1,432,629
	655,671	4.24%, 07/20/2037(2)	575,263
		SFAVE Commercial Mortgage Securities Trust
	1,935,000	3.87%, 01/05/2043(1)(2)	1,921,799
	3,015,000	4.14%, 01/05/2043(1)(2)	3,045,583
	3,000,000	Shackleton CLO Ltd. 1.00%, 05/07/2026	3,000,000
	578,350	Skopos Auto Receivables Trust 3.55%, 02/15/2020(1)	579,025
		SoFi Consumer Loan Program LLC
	1,111,805	3.05%, 12/26/2025(1)	1,113,297
	853,492	3.28%, 01/26/2026(1)	859,466

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
$	1,242,295	SoFi Professional Loan Program 2.72%, 10/27/2036(1)	$1,251,057
		Springleaf Funding Trust
	3,510,000	3.16%, 11/15/2024(1)	3,548,763
	3,215,000	3.48%, 05/15/2028(1)	3,269,760
		Springleaf Mortgage Loan Trust
	825,339	1.78%, 12/25/2065(1)(2)	825,956
	920,000	3.52%, 12/25/2065(1)(2)	922,344
	2,770,000	3.79%, 09/25/2057(1)(2)	2,765,240
	753,000	SPS Servicer Advance Receivables Trust 3.59%, 11/15/2049(1)	749,437
		Structured Adjustable Rate Mortgage Loan Trust
	789,497	1.29%, 09/25/2034(2)	682,842
	1,616,854	3.47%, 06/25/2035(2)	1,408,518
	552,971	Structured Asset Mortgage Investments II Trust 1.22%, 02/25/2036(2)	469,701
	1,183,473	Structured Asset Securities Corp. 5.75%, 06/25/2035	1,099,202
	294,237	Structured Asset Securities Corp. Mortgage Pass-Through Ctertificates 3.57%, 11/25/2033(2)	290,151
	755,417	TAL Advantage V LLC 2.83%, 02/22/2038(1)	733,548
	1,944,272	Terwin Mortgage Trust 1.93%, 12/25/2034(2)	1,861,107
	1,015,891	Thornburg Mortgage Securities Trust 3.07%, 04/25/2045(2)	1,014,021
		Towd Point Mortgage Trust
	1,518,830	2.25%, 04/25/2056(1)(2)	1,508,767
	1,233,927	2.25%, 07/25/2056(1)(2)	1,223,799
	2,942,125	2.75%, 04/25/2055(1)(2)	2,952,870
	943,906	2.75%, 05/25/2055(1)(2)	947,739
	967,916	2.75%, 08/25/2055(1)(2)	970,975
	2,068,024	2.75%, 10/25/2056(1)(2)	2,065,791
	1,479,822	3.00%, 03/25/2054(1)(2)	1,486,606
		UBS-Barclays Commercial Mortgage Trust
	5,950,000	3.19%, 03/10/2046	6,082,565
	1,550,000	3.24%, 04/10/2046	1,593,558
	553,684	United Auto Credit Securitization Trust 1.67%, 09/10/2018(1)	554,000
		WaMu Mortgage Pass-Through Certificates Trust
	916,931	1.41%, 06/25/2044(2)	857,548
	2,028,427	1.41%, 07/25/2044(2)	1,942,661
	225,828	1.46%, 12/25/2046(2)	191,388
	3,448,859	1.54%, 10/25/2046(2)	3,027,333
	828,666	2.09%, 11/25/2046(2)	750,563
	1,711,258	2.43%, 01/25/2037(2)	1,437,317
	1,794,013	2.68%, 06/25/2037(2)	1,612,720
	2,028,845	2.89%, 10/25/2036(2)	1,888,067
	781,485	2.90%, 08/25/2036(2)	702,208
	2,292,920	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.08%, 02/25/2037(2)	1,442,181
		Wells Fargo Commercial Mortgage Trust
	2,845,000	2.88%, 05/15/2048(1)(2)	1,735,247
	3,900,000	2.92%, 10/15/2045	3,955,930
	1,890,000	3.36%, 09/15/2058(1)	1,142,764
	375,000	4.24%, 05/15/2048(2)	315,763

The accompanying notes are an integral part of these financial statements.

217

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 11.7% - (continued)
		United States - 8.9% - (continued)
		Wells Fargo Mortgage Backed Securities Trust
$	1,745,000	3.14%, 10/25/2035(2)	$1,747,216
	882,017	3.16%, 12/28/2037(2)	811,524
	269,371	3.23%, 10/25/2036(2)	248,776
		Westlake Automobile Receivables Trust
	229,024	1.57%, 06/17/2019(1)	229,125
	3,440,000	2.45%, 01/15/2021(1)	3,454,590
	4,070,000	2.46%, 01/18/2022(1)	4,058,551
	1,765,000	3.29%, 09/15/2021(1)	1,785,862
	1,830,000	4.40%, 05/17/2021(1)	1,859,850
		WF-RBS Commercial Mortgage Trust
	15,326,157	1.54%, 03/15/2047(2)(7)	887,691
	1,430,000	2.88%, 12/15/2045	1,444,651
	915,000	3.07%, 03/15/2045	932,479
	875,000	3.72%, 05/15/2047	917,297
	2,430,000	4.00%, 05/15/2047	2,587,748
	1,370,000	4.05%, 03/15/2047	1,462,283
	395,160	4.10%, 03/15/2047	422,381
	515,000	5.00%, 06/15/2044(1)(2)	419,823
	935,000	5.76%, 04/15/2045(1)(2)	944,816
	590,000	Wheels SPV LLC 1.59%, 05/20/2025(1)	588,137
	535,000	World Omni Auto Receivables Trust 2.15%, 08/15/2022	535,387

			354,835,884

		Total Asset & Commercial Mortgage Backed Securities (cost $469,163,307)	$467,284,589

CORPORATE BONDS - 18.5%
		Bermuda - 0.0%
		Weatherford International Ltd.
	285,000	5.95%, 04/15/2042	$249,375
	765,000	6.50%, 08/01/2036	722,925
	280,000	7.00%, 03/15/2038	268,100

			1,240,400

		Canada - 0.4%
	2,435,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	2,428,913
	2,100,000	GW Honos Security Corp. 8.75%, 05/15/2025	2,142,000
		MEG Energy Corp.
	1,130,000	6.38%, 01/30/2023(1)	994,400
	1,840,000	6.50%, 01/15/2025(1)	1,817,000
	1,020,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	1,181,925
	1,380,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	1,417,950
		Valeant Pharmaceuticals International, Inc.
	3,390,000	5.88%, 05/15/2023(1)	2,504,363
	3,570,000	6.13%, 04/15/2025(1)	2,635,552
	250,000	7.00%, 03/15/2024(1)	255,000

			15,377,103

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		Cayman Islands - 0.2%
		Noble Holding International Ltd.
$	1,650,000	6.20%, 08/01/2040	$1,163,250
	1,385,000	7.75%, 01/15/2024	1,263,813
	3,250,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	3,432,812

			5,859,875

		Denmark - 0.3%
	10,650,000	Danske Bank A/S 1.68%, 09/06/2019(1)(2)	10,688,361

		France - 0.4%
	4,000,000	AXA S.A. 6.46%, 12/14/2018(2)(6)(8)	4,025,000
	2,555,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(8)	2,775,496
	4,220,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(8)	4,657,276
	1,975,000	Societe Generale S.A. 7.38%, 09/13/2021(2)(6)(8)	2,088,563

			13,546,335

		Ireland - 0.2%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
EUR	2,450,000	6.75%, 05/15/2024(6)	2,931,942
$	1,636,000	7.25%, 05/15/2024(1)	1,781,195
	3,925,000	Koks OAO Via Koks Finance Ltd. 7.50%, 05/04/2022(1)(3)	3,943,448

			8,656,585

		Italy - 0.0%
		Intesa Sanpaolo S.p.A.
	430,000	7.70%, 09/17/2025(1)(2)(8)	424,087
EUR	550,000	7.75%, 01/11/2027(2)(6)(8)	641,053

			1,065,140

		Japan - 0.1%
JPY	400,000,000	Toshiba Corp. 1.68%, 12/15/2020	3,177,739

		Luxembourg - 0.4%
		Altice Financing S.A.
EUR	1,185,000	6.50%, 01/15/2022(6)	1,357,297
$	3,845,000	7.50%, 05/15/2026(1)	4,152,600
EUR	2,790,000	ARD Finance S.A. 6.63%, 09/15/2023(1)(9)	3,156,913
$	1,975,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	2,118,188
EUR	1,005,000	Cirsa Funding Luxembourg S.A. 5.75%, 05/15/2021(1)	1,166,726
	1,666,000	Codere Finance 2 Luxembourg S.A. 6.75%, 11/01/2021(1)	1,841,995
$	2,040,000	VM Holding S.A. 5.38%, 05/04/2027	2,020,579

			15,814,298

		Mexico - 0.1%
		Cemex S.A.B. de C.V.
	1,740,000	6.13%, 05/05/2025(1)	1,868,255
	200,000	7.75%, 04/16/2026(1)	228,000
	3,181,000	Petroleos Mexicanos 5.75%, 03/01/2018	3,276,971

			5,373,226

The accompanying notes are an integral part of these financial statements.

218

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		Mult - 0.0%
$	950,000	Endo Finance LLC 5.88%, 10/15/2024(1)	$967,813

		Netherlands - 0.3%
		Constellium N.V.
	3,060,000	6.63%, 03/01/2025(1)	3,014,100
EUR	850,000	7.00%, 01/15/2023(6)	967,108
$	1,445,000	7.88%, 04/01/2021(1)	1,559,010
	1,350,000	8.00%, 01/15/2023(1)	1,395,225
	905,000	NXP B.V. / NXP Funding LLC 3.75%, 06/01/2018(1)	923,308
		Petrobras Global Finance B.V.
	2,265,000	4.38%, 05/20/2023	2,168,058
	225,000	5.63%, 05/20/2043	188,156
	1,410,000	7.38%, 01/17/2027	1,516,173

			11,731,138

		Spain - 0.1%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	1,000,000	7.00%, 02/19/2019(2)(6)(8)	1,121,979
	1,200,000	8.88%, 04/14/2021(2)(6)(8)	1,484,951
	1,900,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(6)(8)	2,092,891

			4,699,821

		Sweden - 0.2%
$	7,820,000	Svenska Handelsbanken AB 1.59%, 09/06/2019(2)	7,847,730

		Switzerland - 0.1%
	1,995,000	Credit Suisse Group AG 6.25%, 12/18/2024(2)(6)(8)	2,079,628
	875,000	UBS Group AG 6.88%, 03/22/2021(2)(6)(8)	929,722

			3,009,350

		United Kingdom - 1.1%
		Anglo American Capital plc
	250,000	3.63%, 05/14/2020(1)	253,125
	285,000	9.38%, 04/08/2019(1)	320,625
	4,525,000	Aviva plc 8.25%, 11/03/2017(6)(8)	4,666,406
GBP	550,000	Barclays Bank plc 14.00%, 06/15/2019(2)(6)(8)	869,067
$	1,825,000	Barclays plc 7.88%, 03/15/2022(2)(6)(8)	1,957,312
		BP Capital Markets plc
	4,225,000	1.38%, 11/06/2017	4,224,299
	6,475,000	1.78%, 09/26/2018(2)	6,507,692
	1,640,000	Ensco plc 5.75%, 10/01/2044	1,194,576
	2,620,000	HSBC Bank plc 1.69%, 09/29/2017(2)(8)	2,117,353
	6,190,000	Imperial Brands Finance plc 2.05%, 02/11/2018(6)	6,199,854
		National Westminster Bank plc
	1,270,000	1.63%, 07/11/2017(2)(8)	1,036,638
EUR	725,000	1.82%, 07/05/2017(2)(8)	735,005
		Royal Bank of Scotland Group plc
$	2,000,000	7.64%, 09/30/2017(2)(8)	1,870,000
	925,000	8.63%, 08/15/2021(2)(8)	998,538

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United Kingdom - 1.1% - (continued)
$	6,775,000	Tesco plc 5.50%, 11/15/2017(1)	$6,888,651
		Tullow Oil plc
	545,000	6.00%, 11/01/2020(1)	530,013
	1,745,000	6.25%, 04/15/2022(1)	1,668,534
GBP	1,225,000	Virgin Media Secured Finance plc 5.50%, 01/15/2021	1,812,395

			43,850,083

		United States - 14.6%
$	710,000	ACCO Brands Corp. 5.25%, 12/15/2024(1)	731,300
		AK Steel Corp.
	4,096,000	7.63%, 10/01/2021	4,275,200
	3,509,000	8.38%, 04/01/2022	3,631,815
	2,815,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/2029	3,166,875
		Alere, Inc.
	4,650,000	6.38%, 07/01/2023(1)	5,062,687
	1,970,000	6.50%, 06/15/2020	2,014,325
	1,050,000	7.25%, 07/01/2018	1,060,500
	6,125,000	Ally Financial, Inc. 3.25%, 02/13/2018	6,170,937
		American Builders & Contractors Supply Co., Inc.
	88,000	5.63%, 04/15/2021(1)	90,310
	680,000	5.75%, 12/15/2023(1)	724,200
	9,225,000	American Electric Power Co., Inc. 1.65%, 12/15/2017	9,229,133
	4,235,000	American Greetings Corp. 7.88%, 02/15/2025(1)	4,520,862
		APX Group, Inc.
	1,215,000	7.88%, 12/01/2022	1,324,350
	550,000	7.88%, 12/01/2022(1)	599,500
	800,000	Ashtead Capital, Inc. 6.50%, 07/15/2022(1)	831,000
	1,520,000	Avon International Operations, Inc. 7.88%, 08/15/2022(1)	1,634,000
		Bank of America Corp.
	8,500,000	2.00%, 01/11/2018	8,521,454
	4,700,000	6.88%, 04/25/2018	4,931,522
	4,336,000	Beazer Homes USA, Inc. 8.75%, 03/15/2022	4,823,800
	2,045,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,096,125
	2,910,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	3,040,950
	15,675,000	BMW US Capital LLC 1.50%, 04/11/2019(1)	15,598,819
	1,100,000	Booz Allen Hamilton, Inc. 5.13%, 05/01/2025(1)	1,119,261
		Boyd Gaming Corp.
	930,000	6.38%, 04/01/2026	1,002,075
	6,820,000	6.88%, 05/15/2023	7,340,025
	3,355,000	California Resources Corp. 8.00%, 12/15/2022(1)	2,566,575
	2,698,660	CB Homer Citiy Generation Station 8.73%, 10/01/2026*(4)(5)	971,518

The accompanying notes are an integral part of these financial statements.

219

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
$	1,060,000	CBS Radio, Inc. 7.25%, 11/01/2024(1)	$1,152,750
	2,340,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	2,443,498
	4,090,000	Celgene Corp. 2.25%, 05/15/2019	4,112,335
	2,713,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 09/15/2020(1)	2,796,099
	1,200,000	Change Healthcare Holdings, Inc. 5.75%, 03/01/2025(1)	1,231,500
		Chemours Co.
	3,430,000	6.63%, 05/15/2023	3,670,100
	2,130,000	7.00%, 05/15/2025	2,340,337
		CIT Group, Inc.
	1,455,000	4.25%, 08/15/2017	1,464,821
	3,795,000	5.25%, 03/15/2018	3,915,681
	13,650,000	Citigroup, Inc. 1.70%, 04/27/2018	13,645,768
	1,850,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	1,870,812
	2,040,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,177,700
	1,790,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,913,062
	3,760,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	3,891,600
		Community Health Systems, Inc.
	2,065,000	6.25%, 03/31/2023	2,101,137
	3,735,000	6.88%, 02/01/2022	3,090,712
	1,865,000	Concho Resources, Inc. 5.50%, 04/01/2023	1,933,772
	3,425,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(1)	3,973,000
		Continental Resources, Inc.
	1,585,000	3.80%, 06/01/2024	1,489,900
	200,000	4.50%, 04/15/2023	197,000
	2,070,000	4.90%, 06/01/2044	1,795,725
	480,000	5.00%, 09/15/2022	484,200
		CSC Holdings LLC
	1,455,000	7.88%, 02/15/2018	1,516,838
	1,830,000	10.13%, 01/15/2023(1)	2,122,800
	1,695,000	10.88%, 10/15/2025(1)	2,036,119
	2,760,000	CURO Financial Technologies Corp. 12.00%, 03/01/2022(1)	2,911,800
	2,140,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,257,700
	241,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	241,603
	8,615,000	DISH DBS Corp. 4.25%, 04/01/2018	8,765,762
	2,160,000	Dominion Resources, Inc. 1.90%, 06/15/2018	2,160,728
	2,060,000	Dynegy, Inc. 8.00%, 01/15/2025(1)	1,890,050
	505,000	Eagle II Acquisition Co. LLC 6.00%, 04/01/2025(1)	522,044

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
		Endo Finance LLC
$	4,045,000	6.00%, 07/15/2023(1)	$3,544,431
	3,675,000	6.00%, 02/01/2025(1)	3,103,537
	1,560,000	Energen Corp. 4.63%, 09/01/2021	1,563,900
	575,000	Envision Healthcare Corp. 5.63%, 07/15/2022	593,199
	150,000	Exelon Corp. 1.55%, 06/09/2017	150,014
	1,960,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	2,116,800
	3,460,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,693,550
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	1,220,000	6.50%, 05/01/2021	1,174,250
	690,000	6.75%, 01/15/2022	664,125
	546,000	6.75%, 06/15/2023	526,890
	1,340,000	First Data Corp. 7.00%, 12/01/2023(1)	1,436,748
	2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	2,235,100
	4,490,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(1)	4,271,112
	435,000	Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 07/31/2019(1)	464,363
	375,000	Gardner Denver, Inc. 6.88%, 08/15/2021(1)	389,063
	1,000,000	General Cable Corp. 5.75%, 10/01/2022	990,000
		General Motors Financial Co., Inc.
	8,500,000	2.40%, 04/10/2018	8,545,951
	7,100,000	2.49%, 05/09/2019(2)	7,213,969
	11,675,000	4.75%, 08/15/2017	11,772,393
	200,000	GenOn Americas Generation LLC 9.13%, 05/01/2031	179,500
	1,005,000	GenOn Energy, Inc. 7.88%, 06/15/2017	690,938
		Genworth Holdings, Inc.
	210,000	4.80%, 02/15/2024	174,300
	1,425,000	4.90%, 08/15/2023	1,197,000
	795,000	7.20%, 02/15/2021	753,263
	450,000	7.63%, 09/24/2021	428,625
	270,000	7.70%, 06/15/2020	267,219
		Goldman Sachs Group, Inc.
	6,750,000	1.73%, 06/04/2017(2)	6,753,334
	1,165,000	2.00%, 04/25/2019	1,164,143
	7,050,000	5.95%, 01/18/2018	7,262,275
		Gray Television, Inc.
	1,785,000	5.13%, 10/15/2024(1)	1,789,463
	220,000	5.88%, 07/15/2026(1)	227,700
	475,000	H&E Equipment Services, Inc. 7.00%, 09/01/2022	496,660
	1,800,000	HCA Holdings, Inc. 6.25%, 02/15/2021	1,953,000
	2,530,000	HCA, Inc. 7.50%, 11/15/2095	2,492,050
		Herc Rentals, Inc.
	819,000	7.50%, 06/01/2022(1)	890,663
	755,000	7.75%, 06/01/2024(1)	823,894

The accompanying notes are an integral part of these financial statements.

220

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
		Hertz Corp.
$	1,550,000	5.50%, 10/15/2024(1)	$1,336,875
	1,650,000	6.25%, 10/15/2022	1,522,125
	946,000	7.38%, 01/15/2021(1)	910,525
		Hexion, Inc.
	2,375,000	10.38%, 02/01/2022(1)	2,434,375
	835,000	13.75%, 02/01/2022(1)	820,388
	585,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(9)	597,870
	1,730,000	Infor U.S., Inc. 6.50%, 05/15/2022	1,799,200
		International Lease Finance Corp.
	1,450,000	3.88%, 04/15/2018	1,476,724
	1,175,000	8.88%, 09/01/2017	1,203,006
	2,055,000	inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50%, 10/01/2024(1)	2,121,787
	1,490,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,557,050
	2,835,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	2,962,575
	10,400,000	JPMorgan Chase Bank NA 1.60%, 09/21/2018(2)	10,431,491
	1,500,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,582,500
		Kinder Morgan, Inc.
	2,550,000	2.00%, 12/01/2017	2,553,547
	5,616,000	7.00%, 06/15/2017	5,650,286
	6,155,000	Kraft Heinz Foods Co. 1.60%, 06/30/2017	6,156,053
	1,275,000	LafargeHolcim Finance US LLC 4.75%, 09/22/2046(1)	1,289,044
		Laredo Petroleum, Inc.
	1,065,000	5.63%, 01/15/2022	1,065,000
	2,520,000	6.25%, 03/15/2023	2,545,200
	430,000	7.38%, 05/01/2022	446,663
	210,000	LifePoint Health, Inc. 5.88%, 12/01/2023	216,825
	2,725,000	Manitowoc Co., Inc. 12.75%, 08/15/2021(1)	3,065,625
		Marathon Oil Corp.
	465,000	5.90%, 03/15/2018	480,627
	11,725,000	6.00%, 10/01/2017	11,939,509
		Matador Resources Co.
	1,510,000	6.88%, 04/15/2023	1,593,050
	340,000	6.88%, 04/15/2023(1)	358,700
	3,075,000	MDC Holdings, Inc. 5.50%, 01/15/2024	3,197,077
	1,025,000	MGIC Investment Corp. 5.75%, 08/15/2023	1,099,313
	615,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 5.63%, 05/01/2024	663,431
	3,750,000	Molson Coors Brewing Co. 1.45%, 07/15/2019	3,703,414
		Morgan Stanley
EUR	7,225,000	1.88%, 04/27/2027	7,901,136
$	5,850,000	6.25%, 08/28/2017	5,941,026
	1,975,000	Mueller Industries, Inc. 6.00%, 03/01/2027	1,975,000

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
$	2,900,000	National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	$3,267,531
		Nationstar Mortgage LLC / Nationstar Capital Corp.
	1,045,000	6.50%, 08/01/2018	1,055,450
	4,145,000	6.50%, 07/01/2021	4,207,175
	456,000	7.88%, 10/01/2020	474,240
		Navient Corp.
	1,002,000	5.50%, 01/25/2023	991,329
	165,000	5.63%, 08/01/2033	132,000
	1,226,000	5.88%, 10/25/2024	1,192,285
	2,350,000	6.13%, 03/25/2024	2,326,500
	2,840,000	6.50%, 06/15/2022	2,935,850
	3,750,000	Netflix, Inc. 5.88%, 02/15/2025	4,068,750
		NextEra Energy Capital Holdings, Inc.
	2,190,000	1.65%, 09/01/2018	2,183,564
	5,190,000	2.30%, 04/01/2019	5,225,593
		Nissan Motor Acceptance Corp.
	15,300,000	1.64%, 09/13/2019(1)(2)	15,344,783
	9,430,000	1.95%, 04/06/2018(1)(2)	9,477,282
	15,775,000	2.00%, 03/08/2019(1)	15,762,806
	4,375,000	Noble Energy, Inc. 8.25%, 03/01/2019	4,851,324
		Novelis Corp.
	615,000	5.88%, 09/30/2026(1)	631,913
	1,700,000	6.25%, 08/15/2024(1)	1,789,250
	1,790,000	Omnicom Group, Inc. 4.45%, 08/15/2020	1,910,565
	320,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(1)	336,400
	1,430,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,472,900
	445,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)	456,125
		Peabody Energy Corp.
	250,000	6.00%, 03/31/2022(1)	255,000
	265,000	6.38%, 03/31/2025(1)	268,975
	1,535,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,546,513
		Pinnacle Entertainment, Inc.
	1,950,000	5.63%, 05/01/2024(1)	2,013,375
		Platform Specialty Products Corp.
	3,240,000	6.50%, 02/01/2022(1)	3,321,000
		PRA Holdings, Inc.
	1,701,000	9.50%, 10/01/2023(1)	1,879,605
		QEP Resources, Inc.
	2,965,000	5.25%, 05/01/2023	2,898,287
		Radian Group, Inc.
	1,965,000	7.00%, 03/15/2021	2,190,975
		Revlon Consumer Products Corp.
	2,110,000	6.25%, 08/01/2024	2,057,250
		Reynolds American, Inc.
	12,040,000	8.13%, 06/23/2019	13,513,768
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	1,660,000	5.13%, 07/15/2023(1)	1,730,550
	645,000	7.00%, 07/15/2024(1)	694,181
		Rice Energy, Inc.
	1,850,000	6.25%, 05/01/2022	1,934,415

The accompanying notes are an integral part of these financial statements.

221

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
		RP Crown Parent LLC
$	835,000	7.38%, 10/15/2024(1)	$872,575
		RSP Permian, Inc.
	125,000	6.63%, 10/01/2022	131,719
		SBA Tower Trust
	1,915,000	2.88%, 07/15/2021(1)	1,913,372
		Scientific Games International, Inc.
	2,385,000	6.63%, 05/15/2021	2,298,544
		Signode Industrial Group U.S., Inc.
	415,000	6.38%, 05/01/2022(1)	427,496
		Sinclair Television Group, Inc.
	1,055,000	5.13%, 02/15/2027(1)	1,047,088
		SM Energy Co.
	1,950,000	5.00%, 01/15/2024	1,837,875
	20,000	5.63%, 06/01/2025	19,100
	265,000	6.13%, 11/15/2022	269,638
	125,000	6.50%, 11/15/2021	127,813
	245,000	6.75%, 09/15/2026	246,838
		Southern Co.
	5,235,000	2.45%, 09/01/2018	5,276,163
		Southern Power Co.
	10,060,000	1.85%, 12/01/2017	10,071,056
		Springleaf Finance Corp.
	380,000	5.25%, 12/15/2019	385,780
	630,000	7.75%, 10/01/2021	675,281
	1,795,000	8.25%, 12/15/2020	1,966,781
		Sprint Communications, Inc.
	7,475,000	8.38%, 08/15/2017	7,613,287
		Sprint Corp.
	2,900,000	7.13%, 06/15/2024	3,162,827
		Station Casinos LLC
	460,000	7.50%, 03/01/2021	478,975
		Sterigenics-Nordion Holdings LLC
	2,850,000	6.50%, 05/15/2023(1)	2,935,500
		Sterigenics-Nordion Topco LLC
	430,000	(cash) 8.13%, 11/01/2021(1)(9)	442,900
		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
	550,000	5.88%, 05/15/2025(1)(3)	550,688
		TEGNA, Inc.
	5,440,000	6.38%, 10/15/2023	5,780,000
		Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
	980,000	6.75%, 06/01/2025(1)(3)	1,006,950
		Tenet Healthcare Corp.
	1,975,000	5.00%, 03/01/2019	1,978,713
	3,445,000	6.75%, 06/15/2023	3,289,975
		Texas Competitive Electric Holdings Co. LLC
	925,000	11.50%, 10/01/2020*(4)(5)	—
		Time Warner Cable LLC
	4,680,000	8.25%, 04/01/2019	5,197,308
	4,685,000	8.75%, 02/14/2019	5,212,376
		Time Warner Cable, Inc.
	9,695,000	6.75%, 07/01/2018	10,222,660
		TMX Finance LLC
	3,115,000	8.50%, 09/15/2018(1)	2,928,100
		TreeHouse Foods, Inc.
	2,030,000	6.00%, 02/15/2024(1)	2,161,950
		Tribune Media Co.
	975,000	5.88%, 07/15/2022	1,024,257

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 18.5% - (continued)
		United States - 14.6% - (continued)
		United States Steel Corp.
$	224,000	6.88%, 04/01/2021	$226,240
	1,020,000	7.50%, 03/15/2022	1,037,850
	1,940,000	8.38%, 07/01/2021(1)	2,136,425
		USIS Merger Sub, Inc.
	4,030,000	6.88%, 05/01/2025(1)	4,100,525
		Ventas Realty L.P. / Ventas Capital Corp.
	5,025,000	2.00%, 02/15/2018	5,034,316
		Verizon Communications, Inc.
	3,895,000	2.87%, 09/14/2018(2)	3,974,520
		Viacom, Inc.
	1,035,000	5.88%, 02/28/2057(2)	1,068,638
	205,000	6.25%, 02/28/2057(2)	210,381
		Vizient, Inc.
	475,000	10.38%, 03/01/2024(1)	543,875
		Walgreens Boots Alliance, Inc.
	5,475,000	1.75%, 05/30/2018	5,495,619
		WPX Energy, Inc.
	2,305,000	6.00%, 01/15/2022	2,339,575
	900,000	8.25%, 08/01/2023	1,003,500
		Zayo Group LLC / Zayo Capital, Inc.
	1,600,000	6.00%, 04/01/2023	1,706,000
	1,280,000	6.38%, 05/15/2025	1,384,000

			583,999,068

		Total Corporate Bonds (cost $725,521,951)	$736,904,065

FOREIGN GOVERNMENT OBLIGATIONS - 52.2%
		Australia - 12.0%
		Australia Government Bond
AUD	40,545,000	1.75%, 11/21/2020(6)	$30,189,049
	126,890,000	2.75%, 10/21/2019(6)	97,341,496
	145,020,000	3.25%, 10/21/2018(6)	111,160,246
	93,840,000	4.50%, 04/15/2020(6)	75,680,937
	83,340,000	5.25%, 03/15/2019(6)	66,510,558
	66,045,000	5.75%, 05/15/2021(6)	56,682,472
	47,890,000	5.75%, 07/15/2022(6)	42,242,224

			479,806,982

		Brazil - 0.1%
		Banco Nacional de Desenvolvimento Economico e Social
EUR	3,550,000	4.13%, 09/15/2017(6)	3,909,551

		Canada - 9.6%
		Canadian Government Bond
CAD	129,130,000	0.75%, 03/01/2021	94,050,495
	80,440,000	0.75%, 09/01/2021	58,419,694
	84,520,000	1.25%, 02/01/2018	62,210,633
	96,005,000	1.25%, 09/01/2018	70,867,381
	131,600,000	1.75%, 09/01/2019	98,681,924

			384,230,127

		Denmark - 8.2%
		Denmark Government Bond
DKK	803,910,000	0.25%, 11/15/2018	119,204,610
	228,265,000	4.00%, 11/15/2017	34,272,260
	1,077,310,000	4.00%, 11/15/2019	175,734,887

			329,211,757

The accompanying notes are an integral part of these financial statements.

222

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 52.2% - (continued)
		New Zealand - 4.2%
		New Zealand Government Bond
NZD	86,540,000	2.75%, 04/15/2025(6)	$58,415,326
	138,015,000	5.50%, 04/15/2023(6)	109,087,088

			167,502,414

		Norway - 5.9%
		Norway Government Bond
NOK	349,035,000	1.75%, 02/17/2027(1)(6)	41,090,680
	490,270,000	3.75%, 05/25/2021(1)(6)	63,399,345
	1,040,145,000	4.50%, 05/22/2019(1)(6)	130,615,851

			235,105,876

		Poland - 1.9%
		Republic of Poland Government Bond
PLN	126,855,000	2.50%, 07/25/2026	30,595,365
	186,525,000	2.50%, 07/25/2027	44,236,698

			74,832,063

		Portugal - 0.1%
		Portugal Obrigacoes do Tesouro OT
EUR	3,270,000	4.13%, 04/14/2027(1)(6)	3,728,616

		South Korea - 5.5%
		Korea Treasury Bond
KRW	153,740,520,000	2.00%, 03/10/2020	136,211,750
	90,364,860,000	3.13%, 03/10/2019	81,618,234

			217,829,984

		Sweden - 4.7%
		Sweden Government Bond
SEK	1,651,155,000	3.75%, 08/12/2017	188,723,402

		Total Foreign Government Obligations (cost $2,114,742,173)	$2,084,880,772

SENIOR FLOATING RATE INTERESTS - 1.6%(10)
		Canada - 0.1%
		B.C. Unlimited Liability Co.
$	1,913,379	3.31%, 02/16/2024	$1,913,858

		Luxembourg - 0.1%
		Misys Europe S.A.
	5,625,000	0.00%, 04/27/2024(11)	5,663,700

		United States - 1.4%
		American Builders & Contractors Supply Co., Inc.
	936,338	3.74%, 10/31/2023	941,796
		Asurion LLC
	2,056,722	4.24%, 07/08/2020	2,070,008
	837,932	4.75%, 11/03/2023	844,216
	1,240,000	8.50%, 03/03/2021	1,258,079
		Berlin Packaging LLC
	1,223,763	4.50%, 10/01/2021	1,229,441
		Camelot UK Holdco Ltd.
	4,785,950	4.50%, 10/03/2023	4,807,487
		CityCenter Holdings LLC
	550,000	3.49%, 04/18/2024	550,688
		Community Health Systems, Inc.
	189,224	3.80%, 12/31/2019	188,442
	348,169	4.05%, 01/27/2021	345,847
		First Data Corp.
	2,355,957	3.49%, 04/26/2024	2,354,968
	2,504,980	3.99%, 07/10/2022	2,518,131
		Foresight Energy LLC
	2,705,000	0.00%, 03/28/2022(11)	2,611,164

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 1.6%(10) - (continued)
		United States - 1.4% - (continued)
		Gardner Denver, Inc.
EUR	1,297,925	4.75%, 07/30/2020	$1,418,933
		Harbor Freight Tools USA, Inc.
$	3,319,913	4.24%, 08/19/2023	3,309,554
		Hostess Brands LLC
	3,503,654	4.00%, 08/03/2022	3,532,139
		Hyland Software, Inc.
	817,560	4.24%, 07/01/2022	822,465
		Lands’ End, Inc.
	2,789,708	4.25%, 04/04/2021	2,296,851
		Level 3 Financing, Inc.
	4,075,000	3.24%, 02/22/2024	4,086,655
		LTS Buyer LLC
	2,875,616	4.40%, 04/13/2020	2,883,323
		Magic Newco LLC
	501,638	5.00%, 12/12/2018	502,085
		Quikrete Holdings, Inc.
	5,266,800	4.24%, 11/15/2023	5,274,489
		Rexnord LLC
	2,267,954	3.89%, 08/21/2023	2,274,849
		ServiceMaster Co.
	2,869,171	3.49%, 11/08/2023	2,899,670
		Sterigenics-Nordion Holdings LLC
	3,415,000	4.15%, 05/15/2022	3,406,463
		Tribune Media Co.
	83,823	3.99%, 12/27/2020	84,312
	1,047,373	3.99%, 01/27/2024	1,053,269
		USI, Inc.
	1,835,000	0.00%, 03/30/2024(11)	1,826,981

			55,392,305

		Total Senior Floating Rate Interests (cost $63,530,106)	$62,969,863

U.S. GOVERNMENT AGENCIES - 0.7%
		United States - 0.7%
		FHLMC - 0.1%
	3,690,853	1.78%, 09/25/2041(2)(7)	$338,003
	6,087,872	2.28%, 01/25/2042(2)(7)	750,625
	11,435,000	2.09%, 02/25/2041(2)(7)	823,284

			1,911,912

		SLM Student Loan Trust - 0.6%
		SLM Student Loan Trust
	1,996,041	1.69%, 01/25/2029(2)	1,980,981
		Nelnet Student Loan Trust
	2,588,513	1.50%, 03/25/2026(1)(2)	2,526,921
	2,309,177	1.25%, 01/26/2026(2)	2,298,802
	358,917	1.91%, 01/25/2019(2)	359,223
	1,572,186	2.70%, 11/25/2024(2)	1,606,708
	3,667,904	2.86%, 07/25/2023(2)	3,751,166
	3,989,743	2.66%, 04/25/2023(2)	4,066,099
	475,000	1.64%, 05/26/2026(2)	462,532
	2,593,201	2.64%, 04/25/2024(2)	2,609,409
	1,385,771	1.91%, 04/25/2023(2)	1,376,153
	1,250,000	1.30%, 10/25/2028(2)	1,233,896
	2,914,719	1.81%, 01/25/2022(2)	2,885,317

			25,157,207

			27,069,119

		Total U.S. Government Agencies (cost $26,732,214)	$27,069,119

The accompanying notes are an integral part of these financial statements.

223

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 10.7%
		United States - 10.7%
		U.S. Treasury Bonds - 0.2%
$	9,265,000	3.00%, 02/15/2047	$9,352,220

		U.S. Treasury Notes - 10.5%
	74,580,000	0.63%, 04/30/2018(12)	74,195,465
	80,285,000	0.75%, 01/31/2018(12)	80,090,550
	39,970,000	1.00%, 09/30/2019(12)	39,649,920
	45,680,000	1.25%, 01/31/2019(12)	45,685,345
	82,860,000	1.38%, 04/30/2020(12)(13)	82,633,461
	34,735,000	1.38%, 01/31/2021(12)	34,394,423
	39,960,000	1.38%, 04/30/2021	39,477,683
	22,095,000	1.50%, 08/15/2026	20,662,272

			416,789,119

			426,141,339

		Total U.S. Government Securities (cost $426,945,023)	$426,141,339

CONVERTIBLE BONDS - 0.5%
		Commercial Services - 0.0%
		Cardtronics, Inc.
	1,600,000	1.00%, 12/01/2020	$1,643,000

		Diversified Financial Services - 0.0%
		Blackhawk Network Holdings, Inc.
	970,000	1.50%, 01/15/2022(1)	1,051,238

		Internet - 0.1%
		Zillow Group, Inc.
	136,000	2.00%, 12/01/2021(1)	142,290
		Priceline Group, Inc.
	1,750,000	0.90%, 09/15/2021	1,991,719

			2,134,009

		IT Services - 0.0%
		Lumentum Holdings, Inc.
	217,000	0.25%, 03/15/2024(1)	216,186

		Media - 0.1%
		DISH Network Corp.
	1,545,000	3.38%, 08/15/2026(1)	1,890,694
		Liberty Media Corp-Liberty Formula One
	377,000	1.00%, 01/30/2023(1)	423,418
		DISH Network Corp.
	2,144,000	2.38%, 03/15/2024(1)	2,231,100

			4,545,212

		Oil & Gas - 0.0%
		PDC Energy, Inc.
	1,131,000	1.13%, 09/15/2021	1,092,122
		Cobalt International Energy, Inc.
	1,155,000	2.63%, 12/01/2019	438,900

			1,531,022

		Oil & Gas Services - 0.1%
		Weatherford International Ltd.
	1,388,000	5.88%, 07/01/2021	1,649,985

		Semiconductors - 0.1%
		Microchip Technology, Inc.
	1,827,000	1.63%, 02/15/2025	2,670,845
	1,645,000	1.63%, 02/15/2027(1)	1,684,069
	450,000	2.25%, 02/15/2037(1)	464,625

			4,819,539

Shares or Principal Amount			Market Value†
CONVERTIBLE BONDS - 0.5% - (continued)
		Software - 0.1%
		Workday, Inc.
$	1,087,000	1.50%, 07/15/2020	$1,357,391
		Verint Systems, Inc.
	1,477,000	1.50%, 06/01/2021	1,422,536

			2,779,927

		Total Convertible Bonds (cost $20,697,474)	$20,370,118

CONVERTIBLE PREFERRED STOCKS - 0.0%
		United States - 0.0%
	9,500	Mandatory Exchangeable Trust 5.75%(1)	$1,307,343

		Total Convertible Preferred Stocks (cost $1,187,510)	$1,307,343

		Total Long-Term Investments (cost $3,851,122,707)	$3,829,604,794

SHORT-TERM INVESTMENTS - 4.1%
		Other Investment Pools & Funds - 4.1%
	164,481,238	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	$164,481,238

		Total Short-Term Investments (cost $164,481,238)	$164,481,238

Total Investments Excluding Purchased Options (cost $4,015,603,945)	100.1%	$3,994,086,032

Total Purchased Options (cost $2,616,243)	0.0%	$1,338,827

Total Investments (cost $4,018,220,188)^	100.1%	$3,995,424,859
Other Assets and Liabilities	(0.1)%	(3,291,299)

Total Net Assets	100.0%	$3,992,133,560

The accompanying notes are an integral part of these financial statements.

224

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$37,817,206
Unrealized Depreciation	(60,612,535)

Net Unrealized Depreciation	$(22,795,329)

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $729,763,223, which represented 18.3% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $12,784,670 at April 30, 2017.

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $3,971,518, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2017	$2,698,660	CB Homer Citiy Generation Station	$2,698,660
04/2017	3,000,000	Sound Point CLO Ltd.	3,000,000
10/2016	925,000	Texas Competitive Electric Holdings Co. LLC	—

			$5,698,660

At April 30, 2017, the aggregate value of these securities was $3,971,518, which represented 0.1% of total net assets.

(6)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $924,163,342, which represented 23.1% of total net assets.

(7)	Securities disclosed are interest-only strips.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2017.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

(13)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

The accompanying notes are an integral part of these financial statements.

225

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
AUD Call/NZD Put	BOA	1.10 NZD per AUD	02/15/18	AUD	5,735,000	$95,962	$98,111	$(2,149)
AUD Call/NZD Put	JPM	1.09 NZD per AUD	08/15/17	AUD	8,205,000	100,440	97,345	3,095
USD Call/CNH Put	SCB	7.50 CNH per USD	06/09/17	USD	326,000	298	54,116	(53,818)
USD Call/CNH Put	JPM	8.00 CNH per USD	12/07/17	USD	575,000	6,943	64,975	(58,032)
USD Call/CNH Put	JPM	8.00 CNH per USD	12/07/17	USD	575,000	6,943	64,688	(57,745)
USD Call/CNH Put	SCB	8.00 CNH per USD	12/11/17	USD	774,000	9,656	103,716	(94,060)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/11/21	USD	4,151,000	127,332	198,376	(71,044)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	4,151,000	127,353	198,003	(70,650)
USD Call/JPY Put	BOA	115.00 JPY per USD	03/12/21	USD	5,530,000	169,660	243,320	(73,660)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	5,531,000	169,691	216,981	(47,290)
USD Call/KRW Put	JPM	1,250.00 KRW per USD	09/11/17	USD	4,910,000	32,784	101,048	(68,264)
USD Call/SGD Put	JPM	1.52 SGD per USD	06/09/17	USD	379,000	187	51,544	(51,357)
USD Call/SGD Put	JPM	1.50 SGD per USD	12/11/17	USD	3,788,000	8,947	52,653	(43,706)

Total Calls					44,630,000	$856,196	$1,544,876	$(688,680)

Puts
EUR Put/GBP Call	JPM	0.80 GBP per EUR	06/08/17	EUR	68,696,000	$43,102	$169,241	$(126,139)
EUR Put/USD Call	JPM	0.90 USD per EUR	01/08/18	EUR	68,696,000	52,905	143,873	(90,968)
GBP Put/USD Call	GSC	1.15 USD per GBP	12/05/17	GBP	327,000	16,699	58,012	(41,313)
GBP Put/USD Call	GSC	1.15 USD per GBP	12/05/17	GBP	328,000	16,750	59,062	(42,312)

Total Puts					138,047,000	$129,456	$430,188	$(300,732)

Total purchased option contracts					182,677,000	$985,652	$1,975,064	$(989,412)

Written option contracts:
Calls
USD Call/JPY Put	GSC	140.00 JPY per USD	03/11/21	USD	(4,151,000)	$(37,670)	$(82,771)	$45,101
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(5,531,000)	$(50,233)	(90,598)	40,365
USD Call/JPY Put	BOA	140.00 JPY per USD	03/12/21	USD	(5,530,000)	(50,224)	(106,287)	56,063
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(4,151,000)	(37,699)	(83,850)	46,151

Total Calls					(19,363,000)	$(175,826)	$(363,506)	$187,680

Total written option contracts					(19,363,000)	$(175,826)	$(363,506)	$187,680

OTC Swaption Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	JPM	0.63%	09/15/17	USD	102,770,000	$89,997	$120,755	$(30,758)
Interest Rate Swaption USD	GSC	0.66%	10/02/17	USD	102,980,000	83,350	118,427	(35,077)

Total Calls					205,750,000	$173,347	$239,182	$(65,835)

Puts
Interest Rate Swaption EUR	GSC	90.00%	05/17/17	EUR	123,400,000	$10,225	$154,192	$(143,967)
Interest Rate Swaption USD	JPM	0.93%	11/21/18	JPY	1,100,450,000	169,603	247,805	(78,202)

Total Puts					1,223,850,000	$179,828	$401,997	$(222,169)

Total purchased swaption contracts					1,429,600,000	$353,175	$641,179	$(288,004)

The accompanying notes are an integral part of these financial statements.

226

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	872	06/15/2017	$84,593,104	$84,700,598	$107,494
Australian 3-Year Bond Future	427	06/15/2017	35,725,353	35,848,646	123,293
Euro-BOBL Future	92	06/08/2017	13,211,419	13,214,425	3,006

Total					$233,793

Short position contracts:
30 Day Federal Fund Future	1,751	01/31/2018	$720,387,367	$720,411,732	$(24,365)
Canadian Government 10-Year Bond Future	783	06/21/2017	79,383,205	80,052,364	(669,159)
Euro BUXL 30-Year Bond Future	143	06/08/2017	26,298,586	26,350,029	(51,443)
Euro-Bund Future	169	06/08/2017	29,651,137	29,782,347	(131,210)
Euro-OAT Future	174	06/08/2017	28,286,262	28,400,396	(114,134)
Euro-Schatz Future	1,280	06/08/2017	156,482,135	156,496,638	(14,503)
Eurodollar 3-Month Future	2,148	03/18/2019	585,111,605	585,275,664	(164,059)
Long Gilt Future	98	06/28/2017	16,276,745	16,281,250	(4,505)
U.S. 10-Year Ultra Future	247	06/21/2017	32,836,547	33,456,922	(620,375)
U.S. Treasury 10-Year Note Future	165	06/21/2017	20,690,168	20,743,594	(53,426)
U.S. Treasury 2-Year Note Future	10	06/30/2017	2,165,451	2,166,094	(643)
U.S. Treasury 5-Year Note Future	678	06/30/2017	80,211,821	80,279,437	(67,616)
U.S. Treasury Long Bond Future	48	06/21/2017	7,203,288	7,342,500	(139,212)
U.S. Treasury Ultra Bond Future	358	06/21/2017	57,325,362	58,331,625	(1,006,263)

Total					$(3,060,913)

Total futures contracts					$(2,827,120)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	1,645,000	(2.00%)	01/17/47	$63,442	$—	$55,423	$(8,019)
CMBX.NA.AS.7	CSI	USD	9,350,000	(1.00%)	01/17/47	169,670	—	(19,437)	(189,107)
CMBX.NA.BBB.7	CSI	USD	5,165,000	(3.00%)	01/17/47	499,212	—	415,241	(83,971)
CMBX.NA.BBB.7	MSC	USD	1,105,000	(3.00%)	01/17/47	106,811	—	88,837	(17,974)
ITRAXX.SUB.FIN.27	BOA	EUR	7,887,500	(1.00%)	06/20/22	407,723	—	267,338	(140,385)
ITRAXX.SUB.FIN.27	JPM	EUR	7,887,500	(1.00%)	06/20/22	429,790	—	267,406	(162,384)

Total						$1,676,648	$—	$1,074,808	$(601,840)

Sell protection:
CMBX.NA.BB.6	GSC	USD	4,125,000	5.00%	05/11/63	$—	$(832,192)	$(775,229)	$56,963
CMBX.NA.BB.6	MSC	USD	495,000	5.00%	05/11/63	—	(113,353)	(93,165)	20,188
CMBX.NA.BB.6	MSC	USD	3,210,000	5.00%	05/11/63	—	(589,862)	(603,269)	(13,407)
CMBX.NA.BB.6	JPM	USD	3,220,000	5.00%	05/11/63	—	(552,328)	(605,149)	(52,821)
CMBX.NA.BB.8	MSC	USD	3,710,000	5.00%	10/17/57	—	(1,067,622)	(954,919)	112,703
CMBX.NA.BB.8	CSI	USD	3,810,000	5.00%	10/17/57	—	(1,027,377)	(980,658)	46,719
CMBX.NA.BBB.6	CSI	USD	3,220,000	3.00%	05/11/63	—	(460,300)	(358,543)	101,757
CMBX.NA.BBB.6	CSI	USD	3,175,000	3.00%	05/11/63	—	(441,820)	(353,532)	88,288
ITRAXX.SEN.FIN.27	JPM	EUR	10,187,500	1.00%	06/20/22	39,349	—	156,096	116,747
ITRAXX.SEN.FIN.27	BOA	EUR	10,187,500	1.00%	06/20/22	56,779	—	156,184	99,405

Total						$96,128	$(5,084,854)	$(4,412,184)	$576,542

Total traded indices						$1,772,776	$(5,084,854)	$(3,337,376)	$(25,298)

The accompanying notes are an integral part of these financial statements.

227

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017 - (continued)
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Accor S.A.	BNP	EUR	2,265,000	(1.00%)/0.75%	12/20/21	$—	$(18,701)	$(31,704)	$(13,003)
Alcoa, Inc.	GSC	USD	3,760,000	(1.00%)/1.42%	12/20/21	238,881	—	64,476	(174,405)
Aviva plc	GSC	EUR	7,350,000	(1.00%)/0.68%	06/20/22	—	(47,783)	(141,915)	(94,132)
Best Buy Co., Inc.	GSC	USD	3,585,000	(5.00%)/1.41%	06/20/22	—	(544,547)	(640,851)	(96,304)
BHP Billiton plc	BCLY	USD	2,050,000	(1.00%)/0.71%	12/20/21	17,826	—	(28,825)	(46,651)
Boparan Finance plc	CBK	EUR	4,380,000	(5.00%)/3.92%	12/20/21	14,227	—	(245,550)	(259,777)
CalAtlantic Group, Inc.	BCLY	USD	4,740,000	(5.00%)/1.43%	12/20/21	—	(548,220)	(768,820)	(220,600)
CenturyLink, Inc.	GSC	USD	1,980,000	(1.00%)/2.22%	12/20/21	198,493	—	102,217	(96,276)
Citigroup, Inc.	GSC	USD	13,805,000	(1.00%)/0.52%	12/20/21	—	(164,453)	(309,220)	(144,767)
Cox Communications, Inc.	BNP	USD	4,290,000	(1.00%)/0.83%	12/20/21	14,955	—	(37,201)	(52,156)
Dell Inc.	JPM	USD	7,130,000	(1.00%)/2.17%	12/20/21	709,755	—	352,827	(356,928)
Freeport-McMoRan, Inc.	GSC	USD	815,000	(1.00%)/3.32%	06/20/22	96,362	—	86,522	(9,840)
Freeport-McMoRan, Inc.	GSC	USD	1,635,000	(1.00%)/3.32%	06/20/22	204,966	—	173,574	(31,392)
Gap, Inc.	GSC	USD	2,120,000	(1.00%)/2.20%	12/20/21	223,637	—	107,448	(116,189)
Gap, Inc.	MSC	USD	1,825,000	(1.00%)/2.55%	06/20/22	166,367	—	130,867	(35,500)
Glencore International AG	CSI	EUR	4,300,000	(5.00%)/1.51%	12/20/21	—	(604,685)	(767,346)	(162,661)
Ineos Group Holdings S.A.	GSC	EUR	3,410,000	(5.00%)/2.55%	06/20/22	—	(392,564)	(463,860)	(71,296)
Istar, Inc.	GSC	USD	2,900,000	(5.00%)/2.85%	12/20/21	—	(32,626)	(278,995)	(246,369)
Jaguar Land Rover Automotive PLC	CBK	EUR	2,810,000	(5.00%)/1.92%	12/20/21	—	(407,960)	(439,750)	(31,790)
Jaguar Land Rover Automotive PLC	BCLY	EUR	2,810,000	(5.00%)/1.92%	12/20/21	—	(407,264)	(439,750)	(32,486)
Jaguar Land Rover Automotive PLC	CBK	EUR	6,330,000	(5.00%)/1.92%	12/20/21	—	(943,747)	(990,610)	(46,863)
Kohl’s Corp.	CBK	USD	2,030,000	(1.00%)/1.91%	12/20/21	94,898	—	78,099	(16,799)
Kohl’s Corp.	MSC	USD	1,850,000	(1.00%)/2.25%	06/20/22	107,938	—	107,030	(908)
Macy’s, Inc.	CBK	USD	5,200,000	(1.00%)/1.92%	12/20/21	259,571	—	201,261	(58,310)
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)/0.56%	03/20/20	62,879	—	(42,136)	(105,015)
Next plc	GSC	EUR	10,375,000	(1.00%)/1.11%	12/20/21	108,522	—	42,167	(66,355)
Nordstrom, Inc.	CSI	USD	2,030,000	(1.00%)/1.23%	12/20/21	49,439	—	18,468	(30,971)
Nordstrom, Inc.	GSC	USD	1,750,000	(1.00%)/1.44%	06/20/22	48,536	—	35,179	(13,357)
Peugeot S.A.	CBK	EUR	3,280,000	(5.00%)/1.98%	12/20/21	—	(492,812)	$(510,730)	(17,918)
Societe Generale S.A.	BCLY	EUR	2,915,000	(1.00%)/0.48%	12/20/20	—	(36,511)	(64,122)	(27,611)
Societe Generale S.A.	BCLY	EUR	6,535,000	(1.00%)/0.48%	12/20/20	—	(76,841)	(143,752)	(66,911)
Target Corp.	CSI	USD	1,860,000	(1.00%)/0.52%	12/20/21	—	(43,309)	(41,941)	1,368
Tenet Healthcare Corp.	MSC	USD	3,275,000	(5.00%)/1.27%	12/20/17	—	(63,595)	(97,813)	(34,218)
Vale S.A.	BNP	USD	2,290,000	(1.00%)/2.03%	12/20/21	290,366	—	98,939	(191,427)
Vodafone Group plc	CSI	EUR	2,350,000	(1.00%)/0.77%	06/20/22	—	(17,630)	(33,482)	(15,852)
Vodafone Group plc	CSI	EUR	3,885,000	(1.00%)/0.77%	06/20/22	—	(29,188)	(55,351)	(26,163)
Vodafone Group plc	BNP	EUR	4,115,000	(1.00%)/0.77%	06/20/22	—	(30,916)	(58,628)	(27,712)
Windstream Corp.	BCLY	USD	3,760,000	(5.00%)/5.52%	12/20/21	112,626	—	55,632	(56,994)

Total						$3,020,244	$(4,903,352)	$(4,977,646)	$(3,094,538)

Credit default swaps on single-name issues:
Sell protection:
CalAtlantic Group, Inc.	JPM	USD	4,230,000	5.00%/1.66%	06/20/22	$653,636	$—	$700,248	$46,612
Koninklijke KPN N.V.	CSI	EUR	2,375,000	1.00%/0.81%	06/20/22	15,259	—	28,411	13,152
Koninklijke KPN N.V.	BCLY	EUR	4,115,000	1.00%/0.81%	06/20/22	26,477	—	49,227	22,750
Koninklijke KPN N.V.	CSI	EUR	3,885,000	1.00%/0.81%	06/20/22	24,997	—	46,475	21,478
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%/1.00%	03/20/20	95,574	—	169,026	73,452
Liberty Interactive LLC	BCLY	USD	850,000	5.00%/1.00%	03/20/20	49,111	—	100,823	51,712
Nokia Oyj	BNP	EUR	2,510,000	5.00%/1.21%	12/20/21	457,235	—	489,222	31,987
Nokia Oyj	BOA	EUR	2,285,000	5.00%/1.21%	12/20/21	413,745	—	445,368	31,623
U.S. Steel Corp.	GSC	USD	2,100,000	5.00%/5.59%	06/20/22	—	(94,786)	(43,070)	51,716

Total						$1,736,034	$(94,786)	$1,985,730	$344,482

Total single-name issues						$4,756,278	$(4,998,138)	$(2,991,916)	$(2,750,056)

Total OTC contracts						$6,529,054	$(10,082,992)	$(6,329,292)	$(2,775,354)

The accompanying notes are an integral part of these financial statements.

228

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.28	USD	83,000,000	(5.00%)	06/20/22	$(5,541,129)	$(6,573,542)	$(1,032,413)
ITRAXX.EUR.27	EUR	17,050,000	(1.00%)	06/20/22	205,708	332,539	126,831
ITRAXX.XOV.27	EUR	27,118,000	(5.00%)	06/20/22	(2,705,157)	(3,300,904)	(595,747)

Total					$(8,040,578)	$(9,541,907)	$(1,501,329)

Total					$(8,040,578)	$(9,541,907)	$(1,501,329)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
CBK	3M NZD Bank Bill	2.52% Fixed	NZD	96,565,000	03/21/19	$2,480	$—	$26,605	$24,125
CBK	3M SEK STIBOR	0.38% Fixed	SEK	149,845,000	03/20/22	—	—	(129,435)	(129,435)
CBK	6M NOK NIBOR	1.19% Fixed	NOK	445,750,000	12/20/18	—	—	(7,889)	(7,889)
DEUT	3M NZD Bank Bill	2.52% Fixed	NZD	96,565,000	03/21/19	—	—	26,605	26,605
DEUT	3M NZD Bank Bill	2.31% Fixed	NZD	26,605,000	03/20/22	—	—	(472,405)	(472,405)
GSC	3M HKD HIBOR	2.24% Fixed	HKD	33,115,000	06/16/26	11,135	—	40,485	29,350
GSC	3M HKD HIBOR	2.35% Fixed	HKD	46,335,000	06/16/26	—	—	26,639	26,639
GSC	3M HKD HIBOR	2.36% Fixed	HKD	46,340,000	06/16/26	—	—	25,338	25,338
GSC	3M HKD HIBOR	2.24% Fixed	HKD	33,115,000	06/16/26	24,049	—	40,484	16,435
JPM			HKD	26,400,000	06/16/26	8,345	—	32,274	23,929
JPM	3M HKD HIBOR	2.37% Fixed	HKD	46,335,000	06/16/26	—	—	20,769	20,769
JPM	3M NZD Bank Bill	3.01% Fixed	NZD	91,405,000	12/19/20	—	(16,525)	(35,837)	(19,312)
JPM	6M NOK NIBOR	1.19% Fixed	NOK	471,657,000	12/20/18	3,074	—	(8,348)	(11,422)
MSC	3M HKD HIBOR	2.36% Fixed	HKD	46,340,000	06/16/26	—	—	24,033	24,033

Total						$49,083	$(16,525)	$(390,682)	$(423,240)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
3M CAD CDOR	1.83% Fixed	CAD	24,589,000	09/18/22	$—	$—	$(110,460)	$(110,460)
3M CAD CDOR	1.68% Fixed	CAD	15,582,000	09/20/22	—	—	(139,533)	(139,533)
3M CAD CDOR	1.87% Fixed	CAD	8,825,000	09/20/27	—	—	13,340	13,340
3M NZD Bank Bill	2.52% Fixed	NZD	231,385,000	03/21/19	—	(78,944)	63,750	142,694
3M NZD Bank Bill	3.01% Fixed	NZD	252,141,000	12/19/20	—	(484,619)	(99,215)	385,404
3M NZD Bank Bill	3.28% Fixed	NZD	33,474,000	09/20/22	—	—	281,286	281,286
3M NZD Bank Bill	4.02% Fixed	NZD	21,025,000	03/16/27	—	—	(42,716)	(42,716)
3M NZD Bank Bill	3.74% Fixed	NZD	8,384,000	09/20/27	—	—	135,438	135,438

The accompanying notes are an integral part of these financial statements.

229

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017 - (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
3M SEK STIBOR	2.13% Fixed	SEK	99,808,000	09/21/27	$5,887	$—	$68,026	$62,139
3M SEK STIBOR	0.61% Fixed	SEK	195,634,000	09/20/22	—	—	207,305	207,305
3M SEK STIBOR	1.38% Fixed	SEK	46,296,000	09/20/27	—	—	98,342	98,342
3M USD LIBOR	2.42% Fixed	USD	19,099,000	09/18/22	—	—	(95,386)	(95,386)
3M USD LIBOR	2.34% Fixed	USD	22,985,000	09/20/22	—	(8,420)	346,976	355,396
3M USD LIBOR	1.88% Fixed	USD	36,868,503	06/16/26	19,407	—	(1,073,698)	(1,093,105)
3M USD LIBOR	2.64% Fixed	USD	13,600,000	03/16/27	—	—	(26,109)	(26,109)
3M USD LIBOR	2.32% Fixed	USD	6,775,000	09/20/27	—	—	(8,981)	(8,981)
3M ZAR JIBAR	8.29% Fixed	ZAR	647,209,000	09/20/27	—	(268,475)	(775,858)	(507,383)
6M AUD BBR	3.04% Fixed	AUD	22,875,000	09/18/22	—	—	31,267	31,267
6M AUD BBR	2.86% Fixed	AUD	15,789,000	09/20/22	—	—	185,408	185,408
6M EUR EURIBOR	0.62% Fixed	EUR	16,558,000	09/18/22	—	—	61,998	61,998
6M EUR EURIBOR	0.31% Fixed	EUR	10,579,000	09/20/22	—	—	(21,833)	(21,833)
6M EUR EURIBOR	0.92% Fixed	EUR	4,794,000	09/20/27	—	—	26,852	26,852
6M GBP LIBOR	1.28% Fixed	GBP	14,450,000	03/20/22	—	—	(194,437)	(194,437)
6M GBP LIBOR	0.96% Fixed	GBP	9,410,000	09/20/22	—	—	(64,740)	(64,740)
6M GBP LIBOR	1.34% Fixed	GBP	4,277,000	09/20/27	—	—	(76,495)	(76,495)
6M GBP LIBOR	1.64% Fixed	GBP	10,054,000	09/21/27	—	—	(55,253)	(55,253)
0.15% Fixed	6M JPY LIBOR	JPY	1,823,130,000	03/20/22	—	—	$116,975	116,975
6M JPY LIBOR	0.31% Fixed	JPY	568,756,000	09/20/27	—	—	(39,019)	(39,019)
6M JPY LIBOR	0.50% Fixed	JPY	3,335,900,000	06/21/37	760,276	—	702,551	(57,725)
6M NOK NIBOR	1.77% Fixed	NOK	98,993,000	09/20/22	—	—	(94,422)	(94,422)
6M NOK NIBOR	2.14% Fixed	NOK	46,038,000	09/20/27	—	—	(83,841)	(83,841)
6M NOK NIBOR	2.40% Fixed	NOK	130,600,000	09/21/27	—	—	(4,010)	(4,010)
6M PLN WIBOR	2.67% Fixed	PLN	386,038,000	09/20/22	13,979	—	(861,298)	(875,277)

Total					$799,549	$(840,458)	$(1,527,790)	$(1,486,881)

OTC Total Return Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Iboxxmja iBoxx USD liquide	JPM	EUR	7,090,000	(3M EUROBOR + 3.15%)	06/20/17	$—	$(1,135)	$(133,570)	$(132,435)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/08/17	GSC	$21,087,091	$21,245,467	$158,376
AUD	Buy	05/08/17	NAB	2,118,513	2,118,782	269
AUD	Buy	05/08/17	DEUT	1,221,423	1,220,359	(1,064)
AUD	Buy	05/08/17	BNP	1,077,643	1,074,365	(3,278)
AUD	Buy	05/08/17	SSG	2,947,425	2,942,336	(5,089)
AUD	Buy	05/08/17	CIBC	2,044,306	2,036,427	(7,879)
AUD	Buy	05/08/17	JPM	1,125,077	1,115,543	(9,534)
AUD	Buy	05/08/17	BCLY	1,348,368	1,321,431	(26,937)
AUD	Buy	05/08/17	JPM	4,054,884	4,015,204	(39,680)
AUD	Buy	05/08/17	JPM	5,147,468	5,099,301	(48,167)
AUD	Buy	05/08/17	CBK	5,576,440	5,523,806	(52,634)
AUD	Buy	05/08/17	JPM	6,113,351	6,053,127	(60,224)
AUD	Buy	05/08/17	JPM	8,050,069	7,971,261	(78,808)
AUD	Buy	05/08/17	GSC	10,713,575	10,623,108	(90,467)
AUD	Buy	05/08/17	JPM	10,161,833	10,061,593	(100,240)
AUD	Sell	05/08/17	NAB	161,205,970	157,850,737	3,355,233

The accompanying notes are an integral part of these financial statements.

230

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Sell	05/08/17	BNP	$147,435,147	$144,321,230	$3,113,917
AUD	Sell	05/08/17	SSG	151,248,378	148,831,316	2,417,062
AUD	Sell	05/08/17	DEUT	69,854,828	68,510,770	1,344,058
AUD	Sell	05/08/17	JPM	8,156,348	7,967,518	188,830
AUD	Sell	05/08/17	GSC	21,410,804	21,246,215	164,589
AUD	Sell	05/08/17	RBS	16,486,893	16,376,760	110,133
AUD	Sell	05/08/17	TDB	5,043,560	4,952,558	91,002
AUD	Sell	05/08/17	RBS	8,510,442	8,421,970	88,472
AUD	Sell	05/08/17	SSG	6,431,409	6,381,800	49,609
AUD	Sell	05/08/17	UBS	2,868,810	2,845,007	23,803
AUD	Sell	05/08/17	SSG	3,003,439	2,983,515	19,924
AUD	Sell	05/08/17	BCLY	1,313,499	1,298,970	14,529
AUD	Sell	05/08/17	CBK	1,040,104	1,029,444	10,660
AUD	Sell	06/06/17	BOA	1,728,449	1,736,061	(7,612)
CAD	Buy	05/08/17	GSC	1,018,176	996,417	(21,759)
CAD	Buy	05/08/17	DEUT	1,022,231	1,000,080	(22,151)
CAD	Buy	05/08/17	SSG	1,868,199	1,838,975	(29,224)
CAD	Buy	05/08/17	HSBC	1,396,052	1,366,409	(29,643)
CAD	Buy	05/08/17	BMO	2,174,420	2,117,385	(57,035)
CAD	Buy	05/08/17	MSC	3,396,610	3,329,937	(66,673)
CAD	Buy	05/08/17	JPM	2,909,146	2,828,065	(81,081)
CAD	Buy	05/08/17	TDB	6,578,972	6,425,422	(153,550)
CAD	Buy	05/08/17	GSC	21,672,300	21,373,137	(299,163)
CAD	Buy	05/08/17	SSG	119,054,350	116,627,639	(2,426,711)
CAD	Buy	06/06/17	CBK	7,490,445	7,506,992	16,547
CAD	Buy	06/06/17	JPM	7,508,650	7,507,725	(925)
CAD	Sell	05/08/17	CBK	89,486,869	87,676,607	1,810,262
CAD	Sell	05/08/17	MSC	89,479,872	87,675,875	1,803,997
CAD	Sell	05/08/17	JPM	89,476,888	87,675,874	1,801,014
CAD	Sell	05/08/17	GSC	89,467,388	87,675,874	1,791,514
CAD	Sell	05/08/17	GSC	14,860,906	14,532,297	328,609
CAD	Sell	05/08/17	GSC	11,645,268	11,400,178	245,090
CAD	Sell	05/08/17	BCLY	11,347,751	11,139,352	208,399
CAD	Sell	05/08/17	JPM	10,312,711	10,121,689	191,022
CAD	Sell	05/08/17	BOA	5,948,209	5,813,652	134,557
CAD	Sell	05/08/17	JPM	6,203,910	6,089,131	114,779
CAD	Sell	05/08/17	RBC	6,065,422	5,956,521	108,901
CAD	Sell	05/08/17	BCLY	4,426,664	4,346,868	79,796
CAD	Sell	05/08/17	JPM	4,115,653	4,039,150	76,503
CAD	Sell	05/08/17	RBS	1,958,979	1,917,369	41,610
CAD	Sell	05/08/17	GSC	1,352,965	1,311,460	41,505
CAD	Sell	05/08/17	GSC	2,684,166	2,652,227	31,939
CAD	Sell	05/08/17	SSG	1,059,031	1,036,713	22,318
CAD	Sell	05/08/17	JPM	1,142,193	1,122,435	19,758
CAD	Sell	05/08/17	GSC	21,385,893	21,372,404	13,489
CAD	Sell	05/08/17	BCLY	1,720,354	1,714,423	5,931
CAD	Sell	05/31/17	ANZ	1,338,755	1,316,262	22,493
CAD	Sell	06/06/17	BOA	1,193,228	1,194,727	(1,499)
CHF	Buy	05/08/17	SGG	2,403,676	2,428,308	24,632
CHF	Buy	05/08/17	MSC	27,652,478	27,550,991	(101,487)
CHF	Sell	05/08/17	UBS	5,985,133	5,982,789	2,344
CHF	Sell	05/08/17	UBS	5,973,296	5,982,788	(9,492)
CHF	Sell	05/08/17	JPM	5,349,991	5,412,664	(62,673)
CHF	Sell	05/08/17	JPM	5,349,991	5,412,664	(62,673)
DKK	Buy	05/08/17	BOA	23,656,446	24,055,512	399,066
DKK	Buy	06/06/17	TDB	6,727,053	6,728,824	1,771
DKK	Sell	05/08/17	JPM	28,380,611	28,436,900	(56,289)
DKK	Sell	05/08/17	NAB	10,075,770	10,193,888	(118,118)

The accompanying notes are an integral part of these financial statements.

231

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
DKK	Sell	05/08/17	SSG	$5,815,586	$5,933,811	$(118,225)
DKK	Sell	05/08/17	MSC	8,741,282	8,892,144	(150,862)
DKK	Sell	05/08/17	CBK	8,488,496	8,655,530	(167,034)
DKK	Sell	05/08/17	BOA	155,352,333	155,653,625	(301,292)
EUR	Buy	05/08/17	JPM	13,303,251	13,676,090	372,839
EUR	Buy	05/08/17	JPM	27,364,301	27,668,202	303,901
EUR	Buy	05/08/17	UBS	13,400,702	13,676,091	275,389
EUR	Buy	05/08/17	UBS	13,432,820	13,681,539	248,719
EUR	Buy	05/08/17	CBK	10,875,084	11,067,280	192,196
EUR	Buy	05/08/17	JPM	15,111,484	15,294,337	182,853
EUR	Buy	05/08/17	JPM	9,988,622	10,074,539	85,917
EUR	Buy	05/08/17	BOA	2,977,156	3,051,239	74,083
EUR	Buy	05/08/17	JPM	2,892,898	2,953,164	60,266
EUR	Buy	05/08/17	MSC	2,401,958	2,451,889	49,931
EUR	Buy	05/08/17	CBK	1,585,834	1,623,695	37,861
EUR	Buy	05/08/17	CBK	11,046,478	11,067,281	20,803
EUR	Buy	05/08/17	CBK	11,055,764	11,069,460	13,696
EUR	Buy	05/08/17	CBK	1,808,365	1,814,398	6,033
EUR	Buy	05/08/17	BCLY	2,733,900	2,735,219	1,319
EUR	Buy	05/08/17	JPM	8,869,427	8,868,209	(1,218)
EUR	Buy	05/08/17	JPM	6,096,311	6,086,133	(10,178)
EUR	Buy	05/08/17	CBK	11,120,798	11,068,371	(52,427)
EUR	Sell	05/08/17	BOA	5,554,722	5,552,166	2,556
EUR	Sell	05/08/17	CBK	2,775,790	2,778,807	(3,017)
EUR	Sell	05/08/17	JPM	162,345	165,638	(3,293)
EUR	Sell	05/08/17	JPM	552,768	564,480	(11,712)
EUR	Sell	05/08/17	JPM	1,102,497	1,122,421	(19,924)
EUR	Sell	05/08/17	JPM	1,160,594	1,181,265	(20,671)
EUR	Sell	05/08/17	GSC	1,327,333	1,351,263	(23,930)
EUR	Sell	05/08/17	JPM	1,630,104	1,660,746	(30,642)
EUR	Sell	05/08/17	JPM	2,862,085	2,893,229	(31,144)
EUR	Sell	05/08/17	DEUT	2,658,646	2,691,629	(32,983)
EUR	Sell	05/08/17	JPM	1,224,548	1,258,636	(34,088)
EUR	Sell	05/08/17	BOA	1,831,843	1,868,884	(37,041)
EUR	Sell	05/08/17	JPM	2,878,709	2,920,472	(41,763)
EUR	Sell	05/08/17	JPM	29,778,593	29,820,416	(41,823)
EUR	Sell	05/08/17	UBS	3,008,250	3,056,688	(48,438)
EUR	Sell	05/08/17	JPM	2,723,975	2,773,359	(49,384)
EUR	Sell	05/08/17	JPM	2,688,151	2,743,936	(55,785)
EUR	Sell	05/08/17	JPM	2,950,772	3,012,009	(61,237)
EUR	Sell	05/08/17	JPM	5,374,379	5,481,334	(106,955)
EUR	Sell	05/08/17	CIBC	4,385,803	4,495,129	(109,326)
EUR	Sell	05/08/17	JPM	5,321,438	5,432,296	(110,858)
EUR	Sell	05/08/17	JPM	5,506,334	5,622,998	(116,664)
EUR	Sell	05/08/17	JPM	6,642,089	6,778,110	(136,021)
EUR	Sell	05/08/17	JPM	7,043,014	7,194,387	(151,373)
EUR	Sell	05/08/17	GSC	10,897,337	11,067,281	(169,944)
EUR	Sell	05/08/17	HSBC	115,798,565	116,012,478	(213,913)
EUR	Sell	05/08/17	JPM	14,355,392	14,613,257	(257,865)
EUR	Sell	05/08/17	JPM	13,387,272	13,679,359	(292,087)
EUR	Sell	05/08/17	TDB	23,176,277	23,576,272	(399,995)
EUR	Sell	05/08/17	MSC	110,575,919	111,505,361	(929,442)
EUR	Sell	05/08/17	BCLY	110,529,362	111,505,362	(976,000)
EUR	Sell	05/31/17	CSFB	7,861,177	7,865,161	(3,984)
EUR	Sell	05/31/17	DEUT	3,737,476	3,749,834	(12,358)
EUR	Sell	05/31/17	CBK	20,532,769	20,818,415	(285,646)
EUR	Sell	06/06/17	TDB	6,663,963	6,668,193	(4,230)
GBP	Buy	05/08/17	JPM	14,509,748	15,047,208	537,460

The accompanying notes are an integral part of these financial statements.

232

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
GBP	Buy	05/08/17	SSG	$14,498,359	$15,034,253	$535,894
GBP	Buy	05/08/17	JPM	13,772,709	14,280,273	507,564
GBP	Buy	05/08/17	JPM	5,413,323	5,609,506	196,183
GBP	Buy	05/08/17	JPM	8,443,551	8,568,423	124,872
GBP	Buy	05/08/17	SGG	2,655,851	2,772,365	116,514
GBP	Buy	05/08/17	BOA	2,992,151	3,063,853	71,702
GBP	Buy	05/08/17	UBS	5,653,686	5,713,146	59,460
GBP	Buy	05/08/17	UBS	5,990,980	6,049,976	58,996
GBP	Buy	05/08/17	CBK	5,655,075	5,713,145	58,070
GBP	Buy	05/08/17	BCLY	5,665,503	5,713,146	47,643
GBP	Buy	05/08/17	HSBC	1,028,150	1,062,309	34,159
GBP	Buy	05/31/17	UBS	413,404	418,720	5,316
GBP	Sell	05/08/17	JPM	3,011,287	3,012,033	(746)
GBP	Sell	05/08/17	DEUT	7,530,354	7,537,207	(6,853)
GBP	Sell	05/08/17	JPM	848,757	856,324	(7,567)
GBP	Sell	05/08/17	JPM	7,568,248	7,576,072	(7,824)
GBP	Sell	05/08/17	CBK	11,417,166	11,424,996	(7,830)
GBP	Sell	05/08/17	UBS	1,217,938	1,230,723	(12,785)
GBP	Sell	05/08/17	JPM	5,687,246	5,713,145	(25,899)
GBP	Sell	05/08/17	JPM	1,914,758	1,943,247	(28,489)
GBP	Sell	05/08/17	JPM	5,684,468	5,713,146	(28,678)
GBP	Sell	05/08/17	JPM	5,683,582	5,713,146	(29,564)
GBP	Sell	05/08/17	JPM	4,813,903	4,856,821	(42,918)
GBP	Sell	05/08/17	JPM	5,664,912	5,711,850	(46,938)
GBP	Sell	05/08/17	CBK	1,111,680	1,159,471	(47,791)
GBP	Sell	05/08/17	JPM	5,653,708	5,713,145	(59,437)
GBP	Sell	05/08/17	JPM	1,718,828	1,781,309	(62,481)
GBP	Sell	05/08/17	JPM	5,631,327	5,713,145	(81,818)
GBP	Sell	05/08/17	BCLY	8,459,844	8,568,423	(108,579)
GBP	Sell	05/08/17	BCLY	8,453,611	8,568,423	(114,812)
GBP	Sell	05/08/17	BOA	22,666,014	22,848,696	(182,682)
GBP	Sell	05/08/17	HSBC	12,266,224	12,680,334	(414,110)
GBP	Sell	05/31/17	UBS	5,960,448	6,037,099	(76,651)
INR	Buy	05/08/17	JPM	35,893,009	36,373,203	480,194
INR	Buy	05/08/17	JPM	2,377,883	2,399,452	21,569
INR	Sell	05/08/17	BCLY	19,685,404	19,816,897	(131,493)
JPY	Buy	05/08/17	JPM	2,994,809	2,993,491	(1,318)
JPY	Buy	05/08/17	JPM	7,359,730	7,357,204	(2,526)
JPY	Buy	05/08/17	SSG	1,712,115	1,708,516	(3,599)
JPY	Buy	05/08/17	CBK	1,887,451	1,853,883	(33,568)
JPY	Buy	05/08/17	GSC	1,720,768	1,682,493	(38,275)
JPY	Buy	05/08/17	BOA	3,005,738	2,961,187	(44,551)
JPY	Buy	05/08/17	BCLY	5,468,692	5,410,601	(58,091)
JPY	Buy	05/08/17	CBK	10,907,726	10,817,405	(90,321)
JPY	Buy	05/08/17	JPM	5,504,818	5,408,654	(96,164)
JPY	Buy	05/08/17	JPM	10,914,738	10,817,406	(97,332)
JPY	Buy	05/08/17	BCLY	10,941,595	10,817,406	(124,189)
JPY	Buy	05/08/17	UBS	5,946,401	5,810,209	(136,192)
JPY	Buy	05/08/17	BOA	22,569,907	22,061,204	(508,703)
JPY	Buy	06/06/17	BOA	1,354,517	1,355,577	1,060
JPY	Sell	05/08/17	SSG	24,234,425	23,932,307	302,118
JPY	Sell	05/08/17	JPM	15,007,829	14,706,333	301,496
JPY	Sell	05/08/17	JPM	8,488,962	8,272,957	216,005
JPY	Sell	05/08/17	HSBC	24,078,635	23,932,298	146,337
JPY	Sell	05/08/17	BOA	2,972,053	2,898,375	73,678
JPY	Sell	05/08/17	JPM	13,860,254	13,788,257	71,997
JPY	Sell	05/08/17	BNP	7,462,923	7,409,699	53,224
JPY	Sell	05/08/17	MSC	3,656,218	3,613,546	42,672

The accompanying notes are an integral part of these financial statements.

233

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
JPY	Sell	05/08/17	CBK	$5,920,896	$5,885,225	$35,671
JPY	Sell	05/08/17	CBK	11,047,694	11,031,051	16,643
JPY	Sell	05/08/17	DEUT	2,391,208	2,375,231	15,977
JPY	Sell	05/08/17	TDB	1,435,076	1,421,370	13,706
JPY	Sell	05/08/17	MSC	8,840,991	8,827,838	13,153
JPY	Sell	05/08/17	BCLY	2,974,994	2,962,084	12,910
JPY	Sell	05/08/17	CBK	2,873,286	2,863,378	9,908
JPY	Sell	05/08/17	JPM	3,382,680	3,373,061	9,619
JPY	Sell	05/08/17	BCLY	1,066,451	1,057,951	8,500
JPY	Sell	05/08/17	BOA	2,131,256	2,124,876	6,380
JPY	Sell	05/08/17	JPM	7,404,382	7,409,698	(5,316)
JPY	Sell	05/31/17	HSBC	1,674,252	1,655,954	18,298
JPY	Sell	05/31/17	NOM	1,105,730	1,092,925	12,805
JPY	Sell	05/31/17	DEUT	568,363	563,019	5,344
KRW	Buy	05/08/17	JPM	221,571,608	221,998,841	427,233
KRW	Sell	05/08/17	UBS	96,805,887	94,606,021	2,199,866
KRW	Sell	05/08/17	SSG	96,762,378	94,606,022	2,156,356
KRW	Sell	05/08/17	JPM	16,040,576	15,764,173	276,403
KRW	Sell	05/08/17	CIBC	5,206,754	5,171,032	35,722
KRW	Sell	05/08/17	BCLY	2,980,722	2,969,179	11,543
KRW	Sell	05/08/17	BCLY	8,822,755	8,882,415	(59,660)
KRW	Sell	06/05/17	JPM	221,583,270	222,069,966	(486,696)
MXN	Buy	05/08/17	BCLY	75,441,417	76,058,418	617,001
MXN	Sell	05/08/17	JPM	1,602,725	1,597,537	5,188
MXN	Sell	05/08/17	RBC	74,053,829	74,460,882	(407,053)
NOK	Buy	05/08/17	BCLY	2,285,375	2,294,667	9,292
NOK	Buy	05/08/17	JPM	4,211,627	4,213,102	1,475
NOK	Buy	05/08/17	BCLY	2,479,689	2,481,036	1,347
NOK	Buy	05/08/17	CBK	1,026,393	1,025,029	(1,364)
NOK	Buy	05/08/17	SSG	1,533,460	1,530,554	(2,906)
NOK	Buy	05/08/17	JPM	5,363,593	5,358,106	(5,487)
NOK	Buy	05/08/17	BCLY	1,811,903	1,805,449	(6,454)
NOK	Buy	05/08/17	JPM	2,882,057	2,853,774	(28,283)
NOK	Buy	05/08/17	DEUT	15,122,260	15,044,981	(77,279)
NOK	Sell	05/08/17	UBS	244,571,718	241,962,299	2,609,419
NOK	Sell	05/08/17	RBS	3,796,835	3,757,663	39,172
NOK	Sell	05/08/17	JPM	5,932,569	5,921,290	11,279
NOK	Sell	05/08/17	JPM	1,389,473	1,379,130	10,343
NOK	Sell	05/08/17	BCLY	1,279,194	1,270,803	8,391
NOK	Sell	05/08/17	BCLY	1,219,576	1,214,893	4,683
NOK	Sell	05/08/17	CBK	4,546,750	4,545,771	979
NOK	Sell	05/08/17	BCLY	1,720,874	1,722,748	(1,874)
NOK	Sell	05/08/17	BOA	7,013,829	7,017,373	(3,544)
NOK	Sell	05/08/17	BCLY	989,512	995,908	(6,396)
NZD	Buy	05/08/17	DEUT	7,511,853	7,506,455	(5,398)
NZD	Buy	05/08/17	SSG	1,852,823	1,836,284	(16,539)
NZD	Buy	05/08/17	DEUT	1,847,950	1,825,987	(21,963)
NZD	Buy	05/08/17	UBS	2,875,414	2,831,653	(43,761)
NZD	Buy	05/08/17	SSG	2,780,681	2,714,954	(65,727)
NZD	Buy	05/08/17	SSG	3,008,074	2,938,055	(70,019)
NZD	Buy	05/08/17	BCLY	14,424,267	14,209,749	(214,518)
NZD	Sell	05/08/17	SSG	192,490,200	188,425,398	4,064,802
NZD	Sell	05/08/17	DEUT	18,128,407	17,760,128	368,279
NZD	Sell	05/08/17	JPM	14,381,780	14,209,749	172,031
NZD	Sell	05/08/17	UBS	5,638,330	5,557,591	80,739
NZD	Sell	05/08/17	CBK	3,845,409	3,789,267	56,142
NZD	Sell	05/08/17	CSFB	2,197,204	2,162,353	34,851
NZD	Sell	05/08/17	SSG	1,356,014	1,324,870	31,144

The accompanying notes are an integral part of these financial statements.

234

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
NZD	Sell	05/08/17	SSG	$2,949,311	$2,920,893	$28,418
NZD	Sell	05/08/17	JPM	1,128,040	1,105,203	22,837
NZD	Sell	05/08/17	SSG	1,276,740	1,256,911	19,829
NZD	Sell	05/08/17	GSC	1,036,500	1,019,395	17,105
NZD	Sell	05/08/17	MSC	1,516,051	1,510,215	5,836
PLN	Buy	05/08/17	CBK	28,145,392	28,387,890	242,498
PLN	Buy	05/08/17	JPM	1,995,145	2,036,268	41,123
PLN	Sell	05/08/17	NAB	2,354,865	2,392,227	(37,362)
PLN	Sell	05/08/17	DEUT	1,834,342	1,876,975	(42,633)
PLN	Sell	05/08/17	MSC	2,797,293	2,853,094	(55,801)
PLN	Sell	05/08/17	BNP	8,940,373	9,050,565	(110,192)
PLN	Sell	05/08/17	JPM	10,130,866	10,272,841	(141,975)
PLN	Sell	05/08/17	JPM	19,459,667	19,614,669	(155,002)
PLN	Sell	05/08/17	RBS	39,536,067	39,757,995	(221,928)
RUB	Buy	05/05/17	MSC	5,642,490	5,588,667	(53,823)
RUB	Sell	05/05/17	MSC	5,552,989	5,588,667	(35,678)
SEK	Buy	05/08/17	SGG	6,823,062	6,960,969	137,907
SEK	Buy	05/08/17	JPM	6,948,974	7,066,349	117,375
SEK	Buy	05/08/17	JPM	5,338,586	5,435,835	97,249
SEK	Buy	05/08/17	JPM	5,536,547	5,623,667	87,120
SEK	Buy	05/08/17	JPM	5,357,075	5,435,835	78,760
SEK	Buy	05/08/17	JPM	6,912,741	6,988,076	75,335
SEK	Buy	05/08/17	JPM	5,504,532	5,570,582	66,050
SEK	Buy	05/08/17	JPM	4,558,598	4,620,465	61,867
SEK	Buy	05/08/17	JPM	2,924,431	2,958,214	33,783
SEK	Buy	05/08/17	JPM	2,664,045	2,694,820	30,775
SEK	Buy	05/08/17	JPM	1,148,274	1,170,138	21,864
SEK	Buy	05/08/17	JPM	1,615,121	1,630,739	15,618
SEK	Buy	05/08/17	JPM	804,452	815,370	10,918
SEK	Buy	05/08/17	JPM	552,239	558,865	6,626
SEK	Buy	05/08/17	JPM	161,305	163,097	1,792
SEK	Buy	05/08/17	BOA	5,501,501	5,499,763	(1,738)
SEK	Buy	05/08/17	BCLY	1,810,332	1,802,646	(7,686)
SEK	Buy	05/08/17	UBS	1,211,749	1,201,763	(9,986)
SEK	Buy	05/08/17	JPM	5,453,386	5,435,836	(17,550)
SEK	Buy	05/08/17	BCLY	3,035,148	3,004,409	(30,739)
SEK	Buy	05/08/17	JPM	5,469,835	5,435,835	(34,000)
SEK	Buy	05/08/17	JPM	5,470,973	5,435,835	(35,138)
SEK	Buy	05/08/17	JPM	80,957,077	80,205,872	(751,205)
SEK	Buy	05/08/17	JPM	146,882,302	145,288,462	(1,593,840)
SEK	Buy	08/14/17	GSC	8,974,187	8,909,324	(64,863)
SEK	Sell	05/08/17	JPM	8,867,355	8,784,961	82,394
SEK	Sell	05/08/17	CBK	5,493,479	5,435,835	57,644
SEK	Sell	05/08/17	UBS	5,493,103	5,435,835	57,268
SEK	Sell	05/08/17	BCLY	5,490,279	5,435,835	54,444
SEK	Sell	05/08/17	CBK	1,248,059	1,243,555	4,504
SEK	Sell	05/08/17	BCLY	2,134,603	2,133,583	1,020
SEK	Sell	05/08/17	BCLY	1,648,871	1,685,180	(36,309)
SEK	Sell	05/08/17	JPM	2,878,353	2,925,346	(46,993)
SEK	Sell	08/14/17	BOA	166,614,502	165,618,160	996,342
SEK	Sell	08/14/17	MSC	28,331,630	28,386,299	(54,669)
SEK	Sell	08/14/17	GSC	9,162,064	9,375,654	(213,590)
TRY	Buy	05/08/17	JPM	11,054,631	11,407,809	353,178
TRY	Buy	05/08/17	JPM	5,508,773	5,703,764	194,991
TRY	Buy	05/08/17	JPM	5,512,303	5,703,764	191,461
TRY	Buy	05/08/17	BCLY	5,546,193	5,703,764	157,571
TRY	Buy	05/08/17	JPM	6,130,582	6,200,659	70,077
TRY	Buy	05/08/17	JPM	6,181,915	6,200,660	18,745
TRY	Sell	05/08/17	RBC	929,889	960,646	(30,757)
TRY	Sell	05/08/17	BCLY	6,132,864	6,200,659	(67,795)
TRY	Sell	05/08/17	JPM	6,005,169	6,200,660	(195,491)
TRY	Sell	05/08/17	HSBC	31,614,966	32,492,298	(877,332)
ZAR	Buy	05/08/17	JPM	2,218,419	2,237,216	18,797

The accompanying notes are an integral part of these financial statements.

235

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
ZAR	Buy	05/08/17	JPM	$4,888,675	$4,748,143	$(140,532)
ZAR	Sell	05/08/17	JPM	6,054,211	5,948,350	105,861
ZAR	Sell	05/08/17	JPM	5,987,139	5,948,349	38,790
ZAR	Sell	05/08/17	JPM	5,986,824	5,948,349	38,475
ZAR	Sell	05/08/17	HSBC	694,566	670,941	23,625
ZAR	Sell	05/08/17	JPM	5,949,596	5,948,349	1,247
ZAR	Sell	05/08/17	CBK	5,517,167	5,577,273	(60,106)

Total						$24,408,315

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
STIBOR	Stockholm Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

236

The Hartford World Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$2,440,763	$2,440,763	$—	$—
Utilities	236,823	236,823	—	—
Asset & Commercial Mortgage Backed Securities	467,284,589	—	464,284,589	3,000,000
Corporate Bonds	736,904,065	—	735,932,547	971,518
Foreign Government Obligations	2,084,880,772	—	2,084,880,772	—
Senior Floating Rate Interests	62,969,863	—	62,969,863	—
U.S. Government Agencies	27,069,119	—	27,069,119	—
U.S. Government Securities	426,141,339	—	426,141,339	—
Convertible Bonds	20,370,118	—	20,370,118	—
Convertible Preferred Stocks	1,307,343	1,307,343	—	—
Short-Term Investments	164,481,238	164,481,238	—	—
Purchased Options	1,338,827	—	1,338,827	—
Foreign Currency Contracts(2)	43,580,570	—	43,580,570	—
Futures Contracts(2)	233,793	233,793	—	—
Swaps - Credit Default(2)	1,115,451	—	1,115,451	—
Swaps - Interest Rate(2)	2,321,067	—	2,321,067	—

Total	$4,042,675,740	$168,699,960	$3,870,004,262	$3,971,518

Liabilities
Foreign Currency Contracts(2)	$(19,172,255)	$—	$(19,172,255)	$—
Futures Contracts(2)	(3,060,913)	(3,060,913)	—	—
Swaps - Credit Default(2)	(5,392,134)	—	(5,392,134)	—
Swaps - Interest Rate(2)	(4,231,188)	—	(4,231,188)	—
Swaps - Total Return(2)	(132,435)	—	(132,435)	—
Written Options	(175,826)	—	(175,826)	—

Total	$(32,164,751)	$(3,060,913)	$(29,103,838)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between Level 1 and Level 2 and investments valued at $2,717,408 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

237

Fixed Income Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Assets:
Investments in securities, at market value	$93,530,646	$4,552,494,636	$539,314,999
Cash	—	39,598,762	2,900,104
Cash collateral due from broker	2,028,078	—	—
Foreign currency	523,615	14,486,528	5,534,922
Unrealized appreciation on OTC swap contracts	204,251	—	—
Unrealized appreciation on foreign currency contracts	5,673,466	46,126	10,153
Unrealized appreciation on bond forward contracts	—	—	—
Receivables:
Investment securities sold	4,832,620	176,626,715	29,567,347
Fund shares sold	159,652	8,156,271	2,119,948
Dividends and interest	1,515,929	24,589,363	2,822,538
Variation margin on financial derivative instruments	37,728	—	—
OTC swap premiums paid	47,446	—	—
Other assets	107,447	224,617	92,568

Total assets	108,660,878	4,816,223,018	582,362,579

Liabilities:
Unrealized depreciation on foreign currency contracts	5,429,043	1,904,499	258,554
Unrealized depreciation on bond forward contracts	—	—	—
Bank overdraft	810,000	—	—
Unrealized depreciation on OTC swap contracts	165,940	—	—
Cash collateral due to broker	—	—	—
Payables:
Investment securities purchased	1,895,169	527,038,182	97,606,917
Fund shares redeemed	21,447	10,018,391	1,752,032
Investment management fees	73,086	2,105,674	276,976
Transfer agent fees	2,211	215,740	18,158
Accounting services fees	1,548	60,497	7,122
Board of Directors’ fees	542	12,628	726
Variation margin on financial derivative instruments	—	—	—
Foreign taxes	63,575	—	—
Distribution fees	2,680	1,143,998	103,790
Distributions payable	—	1,982,364	36,247
Written options	177,458	—	—
Accrued expenses	60,455	254,095	38,668
OTC swap premiums received	47,446	—	—

Total liabilities	8,750,600	544,736,068	100,099,190

Net assets	$99,910,278	$4,271,486,950	$482,263,389

Summary of Net Assets:
Capital stock and paid-in-capital	$128,526,992	$4,816,739,276	$515,855,463
Undistributed (distributions in excess of) net investment income	199,823	450,162	149,921
Accumulated net realized gain (loss)	(30,486,595)	(500,165,768)	(28,239,696)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	1,670,058	(45,536,720)	(5,502,299)

Net assets	$99,910,278	$4,271,486,950	$482,263,389

Shares authorized	610,000,000	3,310,000,000	560,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$7.56	$8.72	$10.01

Maximum offering price per share	$7.92	$8.99	$10.32

Shares outstanding	726,996	96,846,652	13,140,967

Net Assets	$5,493,527	$844,795,229	$131,588,183

Class B: Net asset value per share	$—	$8.71	$—

Shares outstanding	—	228,812	—

Net Assets	$—	$1,992,635	$—

The accompanying notes are an integral part of these financial statements.

238

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund

$358,483,785	$560,841,681	$20,889,232	$653,960,691	$184,104,151	$17,960,550
—	—	—	—	—	—
—	300,000	—	—	—	—
—	37,284,379	—	—	—	—
—	376,486	—	—	2,830,123	—
—	1,003,240	—	—	—	—
—	197,364	—	—	—	—

462,060	39,470,139	—	—	—	—
416,673	1,486,579	7,208	830,446	382,306	45
5,579,712	1,329,021	288,276	8,712,751	2,341,641	217,329
237,302	41,551	—	23	—	—
—	—	—	—	—	—
126,521	111,254	56,762	68,023	69,020	57,322

365,306,053	642,441,694	21,241,478	663,571,934	189,727,241	18,235,246

21,496	812,635	—	—	—	—
—	2,177	—	—	—	—
—	—	—	—	—	—
—	235,345	—	—	810,213	—
—	335,040	—	—	2,329,000	—

6,080,333	36,593,694	46,950	4,835,281	478,311	—
1,000,666	1,045,977	2,968	1,108,513	235,497	59,984
189,685	243,775	6,034	181,356	53,361	5,222
56,129	53,862	464	25,286	6,440	308
5,253	8,929	241	7,504	2,134	209
1,039	2,578	192	2,342	697	222
—	3,558	—	—	—	—
—	3,674	—	—	—	—
96,348	179,120	2,272	141,607	38,151	1,947
41,069	—	6	235,514	47,370	—
—	—	—	—	—	—
58,093	95,955	24,818	26,062	22,429	25,236
—	15,763	—	—	—	—

7,550,111	39,632,082	83,945	6,563,465	4,023,603	93,128

$357,755,942	$602,809,612	$21,157,533	$657,008,469	$185,703,638	$18,142,118

$387,248,293	$653,267,540	$21,162,464	$676,337,090	$213,057,224	$18,190,798
27,694	2,786,794	7,426	166,442	16,951	6,237
(36,407,209)	(58,646,422)	(33,576)	(26,012,544)	(32,923,134)	(16,352)
6,887,164	5,401,700	21,219	6,517,481	5,552,597	(38,565)

$357,755,942	$602,809,612	$21,157,533	$657,008,469	$185,703,638	$18,142,118

610,000,000	6,355,000,000	350,000,000	850,000,000	19,400,000,000	350,000,000

$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010

$7.44	$10.95	$10.15	$8.51	$9.19	$10.00

$7.79	$11.47	$10.63	$8.91	$9.62	$10.47

30,430,139	19,834,288	1,147,644	29,027,983	11,222,654	772,533

$226,379,728	$217,135,103	$11,642,885	$246,978,704	$103,182,798	$7,724,515

$7.39	$10.55	$—	$8.50	$9.11	$—

88,313	211,733	—	35,117	12,456	—

$653,065	$2,234,800	$—	$298,636	$113,453	$—

The accompanying notes are an integral part of these financial statements.

239

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Class C: Net asset value per share	$7.55	$8.71	$10.02

Shares outstanding	266,404	133,639,733	9,367,151

Net Assets	$2,011,749	$1,164,173,326	$93,814,798

Class I: Net asset value per share	$7.54	$8.73	$10.02

Shares outstanding	3,445,098	212,421,941	25,054,664

Net Assets	$25,982,022	$1,855,202,839	$251,091,344

Class R3: Net asset value per share	$7.53	$8.74	$10.01

Shares outstanding	1,668	1,296,131	34,265

Net Assets	$12,556	$11,333,302	$342,829

Class R4: Net asset value per share	$7.53	$8.72	$9.99

Shares outstanding	8,282	870,120	100,235

Net Assets	$62,401	$7,584,599	$1,001,821

Class R5: Net asset value per share	$7.33	$8.72	$9.99

Shares outstanding	1,417	228,266	135,478

Net Assets	$10,380	$1,990,731	$1,353,338

Class Y: Net asset value per share	$7.51	$8.71	$9.99

Shares outstanding	8,837,408	44,126,632	306,281

Net Assets	$66,327,220	$384,404,234	$3,061,017

Class F: Net asset value per share	$7.54	$8.73	$10.02

Shares outstanding	1,382	1,152	1,004

Net Assets	$10,423	$10,055	$10,059

Cost of investments	$92,340,873	$4,595,896,968	$544,464,798
Cost of foreign currency	$524,112	$14,481,806	$5,533,136
Proceeds of written option contracts	$459,935	$—	$—

The accompanying notes are an integral part of these financial statements.

240

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund
$7.41	$10.51	$10.14	$8.51	$9.14	$10.00

7,919,908	12,394,249	315,414	12,930,269	2,251,112	363,196

$58,711,336	$130,211,751	$3,199,807	$110,087,388	$20,569,413	$3,630,178

$7.48	$11.14	$10.14	$8.53	$9.22	$10.00

7,863,885	5,937,286	621,493	35,145,517	4,841,974	677,766

$58,813,839	$66,111,749	$6,304,698	$299,633,622	$44,629,003	$6,777,365

$7.44	$10.75	$—	$—	$—	$—

417,531	4,886,499	—	—	—	—

$3,104,886	$52,547,341	$—	$—	$—	$—

$7.45	$10.94	$—	$—	$—	$—

198,132	1,229,890	—	—	—	—

$1,476,010	$13,453,912	$—	$—	$—	$—

$7.44	$11.11	$—	$—	$—	$—

114,835	280,575	—	—	—	—

$853,813	$3,115,795	$—	$—	$—	$—

$7.42	$11.16	$—	$—	$9.17	$—

32,364	2,879,678	—	—	1,876,154	—

$240,240	$32,136,655	$—	$—	$17,198,913	$—

$7.47	$11.13	$10.14	$8.52	$9.22	$10.00

1,006,669	7,711,525	1,000	1,188	1,091	1,006

$7,523,025	$85,862,506	$10,143	$10,119	$10,058	$10,060

$351,630,244	$557,174,210	$20,868,013	$647,443,210	$180,571,464	$17,999,115
$—	$37,860,911	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

241

Fixed Income Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Assets:
Investments in securities, at market value	$167,551,808	$921,047,868	$376,030,660
Cash	161,772	27,741	9,235
Cash collateral due from broker	2	—	—
Foreign currency	6,100,023	—	3,858,045
Unrealized appreciation on OTC swap contracts	—	—	1,274,151
Unrealized appreciation on foreign currency contracts	46,877	—	858,529
Receivables:
Investment securities sold	58,790,872	399,650	27,820,589
Fund shares sold	41,975	5,541,902	511,974
Dividends and interest	317,083	4,285,683	2,651,177
Variation margin on financial derivative instruments	17,491	687,104	92,869
OTC swap premiums paid	—	—	3,122,530
Other assets	78,370	100,397	104,061

Total assets	233,106,273	932,090,345	416,333,820

Liabilities:
Unrealized depreciation on foreign currency contracts	—	15,943	1,010,233
Bank overdraft	—	—	—
Bank overdraft - foreign cash	—	—	—
Unrealized depreciation on OTC swap contracts	—	—	1,181,372
Cash collateral due to broker	—	—	223,000
TBA sale commitments, at market value	40,674,849	—	20,564,844
Payables:
Investment securities purchased	64,552,291	31,627,286	12,505,445
Fund shares redeemed	68,656	2,167,052	301,349
Investment management fees	53,150	316,392	169,088
Transfer agent fees	3,427	72,439	22,645
Accounting services fees	1,913	13,313	6,764
Board of Directors’ fees	540	2,927	1,608
Variation margin on financial derivative instruments	—	—	10,480
Foreign taxes	—	—	2,036
Distribution fees	5,279	190,094	79,917
Distributions payable	84	123,736	63
Written options	—	—	443,776
Accrued expenses	17,644	77,264	45,970
OTC swap premiums received	—	—	4,258,163

Total liabilities	105,377,833	34,606,446	40,826,753

Net assets	$127,728,440	$897,483,899	$375,507,067

Summary of Net Assets:
Capital stock and paid-in-capital	$129,595,522	$896,703,306	$382,668,732
Undistributed (distributions in excess of) net investment income	(208,644)	267,849	282,858
Accumulated net realized gain (loss)	(1,927,168)	(1,908,399)	(10,331,154)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	268,730	2,421,143	2,886,631

Net assets	$127,728,440	$897,483,899	$375,507,067

Shares authorized	560,000,000	760,000,000	1,050,000,000

Par value	$0.0010	$0.0010	$0.0010

Class A: Net asset value per share	$9.95	$9.86	$8.86

Maximum offering price per share	$10.42	$10.06	$9.28

Shares outstanding	1,350,477	52,947,661	13,091,513

Net Assets	$13,441,189	$522,295,448	$116,008,567

Class B: Net asset value per share	$—	$9.93	$8.88

Shares outstanding	—	95,041	119,484

Net Assets	$—	$943,530	$1,061,249

The accompanying notes are an integral part of these financial statements.

242

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford Unconstrained Bond Fund	The Hartford World Bond Fund

$2,578,039,950	$95,012,516	$3,995,424,859
1,789,191	9,516	—
—	—	—
18,571,069	190	38,540
1,918,159	317,624	1,205,843
2,546,305	150,575	43,580,570

376,009,940	6,037,728	4,524,140
2,914,326	13,690	13,013,058
10,914,128	334,699	34,856,700
186,778	6,506	246,393
7,573,746	723,803	6,578,137
140,364	84,356	394,634

3,000,603,956	102,691,203	4,099,862,874

2,058,882	175,472	19,172,255
—	—	1,237,637
—	—	43,577
3,013,289	278,641	4,536,872
978,000	85,034	3,615,926
124,933,608	—	—

727,575,621	33,455,566	44,000,466
2,201,828	1,517,570	22,000,898
672,027	30,446	1,986,717
113,209	10,292	245,308
38,248	1,218	70,184
6,136	525	12,585
—	—	—
—	208	—
210,099	16,641	181,865
55,922	13,905	—
—	80,257	175,826
125,918	28,563	348,546
11,033,696	1,045,699	10,100,652

873,016,483	36,740,037	107,729,314

$2,127,587,473	$65,951,166	$3,992,133,560

$2,123,288,282	$87,667,243	$4,054,577,020
(475,163)	28,785	7,203,736
(8,575,438)	(21,615,237)	(62,251,950)
13,349,792	(129,625)	(7,395,246)

$2,127,587,473	$65,951,166	$3,992,133,560

1,000,000,000	610,000,000	1,200,000,000

$0.0010	$0.0010	$0.0010

$10.36	$9.63	$10.31

$10.85	$10.08	$10.80

71,626,534	4,450,527	36,663,172

$742,269,319	$42,842,942	$377,911,235

$10.28	$9.62	$—

144,798	32,528	—

$1,488,476	$312,993	$—

The accompanying notes are an integral part of these financial statements.

243

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Class C: Net asset value per share	$9.88	$9.86	$8.89

Shares outstanding	296,613	11,589,542	7,642,032

Net Assets	$2,930,018	$114,290,399	$67,950,061

Class I: Net asset value per share	$9.97	$9.88	$8.89

Shares outstanding	463,309	21,492,076	3,957,617

Net Assets	$4,618,606	$212,400,407	$35,184,291

Class R3: Net asset value per share	$9.93	$9.84	$8.84

Shares outstanding	28,607	133,867	23,376

Net Assets	$284,176	$1,316,908	$206,754

Class R4: Net asset value per share	$9.97	$9.85	$8.86

Shares outstanding	1,115	62,419	10,791

Net Assets	$11,116	$614,714	$95,611

Class R5: Net asset value per share	$9.97	$9.85	$8.86

Shares outstanding	4,339	72,272	46,138

Net Assets	$43,258	$711,987	$408,583

Class R6: Net asset value per share	$—	$—	$8.85

Shares outstanding	—	—	1,242

Net Assets	$—	$—	$10,994

Class Y: Net asset value per share	$9.98	$9.84	$8.86

Shares outstanding	1,464	383,619	34,621

Net Assets	$14,609	$3,773,973	$306,570

Class F: Net asset value per share	$9.97	$9.88	$8.89

Shares outstanding	10,675,364	4,162,730	17,358,992

Net Assets	$106,385,468	$41,136,533	$154,274,387

Cost of investments	$167,287,144	$917,803,928	$374,010,650
Cost of foreign currency	$6,115,933	$—	$3,944,571
Cost of bank overdraft - foreign cash	$—	$—	$—
Proceeds of TBA sale commitments	$40,644,830	$—	$20,493,755
Proceeds of written option contracts	$—	$—	$529,438

The accompanying notes are an integral part of these financial statements.

244

Fixed Income Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford Unconstrained Bond Fund	The Hartford World Bond Fund
$10.38	$9.65	$10.20

6,110,008	943,262	12,023,053

$63,424,759	$9,101,190	$122,694,076

$10.37	$9.63	$10.35

19,788,919	499,255	281,323,097

$205,263,077	$4,808,330	$2,910,871,700

$10.56	$9.62	$10.28

596,542	11,109	190,014

$6,298,601	$106,866	$1,953,433

$10.54	$9.61	$10.32

1,363,558	56,027	84,105

$14,372,197	$538,645	$867,854

$10.54	$9.62	$10.35

135,912	127,311	209,450

$1,432,238	$1,224,502	$2,166,874

$10.53	$—	$10.36

47,727	—	81,768

$502,476	$—	$847,513

$10.53	$9.60	$10.37

40,748,017	1,049	40,263,712

$429,122,348	$10,072	$417,382,845

$10.38	$9.63	$10.35

63,937,819	727,739	15,217,212

$663,413,982	$7,005,626	$157,438,030

$2,564,311,561	$95,017,544	$4,018,220,188
$18,975,623	$1,130	$—
$—	$—	$43,577
$124,381,739	$—	$—
$—	$95,749	$363,506

The accompanying notes are an integral part of these financial statements.

245

Fixed Income Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Investment Income:
Dividends	$—	$4,570,039	$544,560
Interest	3,156,764	88,066,293	10,045,775
Other income	1,291	447	419
Less: Foreign tax withheld	(64,085)	—	—

Total investment income, net	3,093,970	92,636,779	10,590,754

Expenses:
Investment management fees	420,080	12,280,059	1,484,905
Administrative services fees
Class R3	13	10,921	331
Class R4	29	5,835	538
Class R5	5	979	508
Transfer agent fees
Class A	4,357	385,845	50,434
Class B	—	3,715	—
Class C	1,597	450,371	38,181
Class I	10,443	536,371	90,765
Class R3	11	1,433	91
Class R4	10	572	57
Class R5	—	559	10
Class Y	550	2,320	22
Class F	—	—	—
Distribution fees
Class A	6,302	1,073,708	152,411
Class B	—	15,023	—
Class C	9,014	5,911,250	437,916
Class R3	33	27,302	826
Class R4	50	9,725	897
Custodian fees	15,416	15,608	2,711
Registration and filing fees	48,823	113,647	53,817
Accounting services fees	8,896	354,932	38,183
Board of Directors’ fees	1,609	57,909	5,171
Audit fees	13,566	16,118	13,484
Other expenses	9,886	317,290	33,670

Total expenses (before waivers and fees paid indirectly)	550,690	21,591,492	2,404,928
Expense waivers	(77,527)	(12,113)	(116,699)
Transfer agent fee waivers	—	—	—
Distribution fee reimbursements	(120)	(1,635)	(123)

Total waivers and fees paid indirectly	(77,647)	(13,748)	(116,822)

Total expenses, net	473,043	21,577,744	2,288,106

Net Investment Income (Loss)	2,620,927	71,059,035	8,302,648

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(1,570,483)	8,835,139	721,814
Less: Foreign taxes paid on realized capital gains	(36,653)	—	—
Net realized gain (loss) on purchased options contracts	(131,816)	—	—
Net realized gain (loss) on futures contracts	17,991	—	—
Net realized gain (loss) on written options contracts	461,506	—	—
Net realized gain (loss) on swap contracts	88,694	—	—
Net realized gain (loss) on bond forward contracts	—	—	—
Net realized gain (loss) on foreign currency contracts	(293,247)	(979,937)	(170,154)
Net realized gain (loss) on other foreign currency transactions	(142,886)	452,554	123,429

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,606,894)	8,307,756	675,089

The accompanying notes are an integral part of these financial statements.

246

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund

$181,788	$—	$—	$—	$—	$—
10,787,624	7,496,200	290,978	10,624,151	3,063,086	165,263
—	—	—	425	436	718
—	(283)	—	—	—	—

10,969,412	7,495,917	290,978	10,624,576	3,063,522	165,981

1,163,760	1,479,326	34,924	1,105,398	310,986	31,039

3,046	53,846	—	—	—	—
1,276	11,078	—	—	—	—
327	1,418	—	—	—	—

235,174	160,101	2,977	46,409	25,690	1,521
2,318	6,313	—	351	219	—
31,261	82,475	192	27,679	5,925	427
45,221	54,397	323	71,190	8,162	206
542	3,178	—	—	—	—
273	936	—	—	—	—
86	481	—	—	—	—
79	745	—	—	118	—
—	—	—	—	—	—

293,639	273,451	13,625	313,615	127,198	9,628
5,635	18,766	—	3,073	1,145	—
294,598	679,234	15,170	571,463	110,798	18,861
7,616	134,614	—	—	—	—
2,127	18,463	—	—	—	—
2,888	4,840	221	1,874	635	219
62,578	56,286	22,914	66,216	37,896	22,575
32,227	54,214	1,397	45,800	12,440	1,242
5,199	9,303	305	10,406	2,583	303
16,118	16,118	17,494	16,118	12,669	17,494
47,189	62,640	3,099	39,339	13,562	3,213

2,253,177	3,182,223	112,641	2,318,931	670,026	106,728
(220,399)	(245,131)	(38,018)	(4,106)	(39,139)	(37,416)
(628)	(683)	—	—	—	—
(1,128)	(1,848)	(7,907)	(718)	(791)	(7,710)

(222,155)	(247,662)	(45,925)	(4,824)	(39,930)	(45,126)

2,031,022	2,934,561	66,716	2,314,107	630,096	61,602

8,938,390	4,561,356	224,262	8,310,469	2,433,426	104,379

976,297	15,282	3,483	451,248	(240,546)	(1,044)
—	—	—	—	—	—
—	—	—	—	—	—
—	441,602	—	—	—	—
—	—	—	—	—	—
506,125	632,675	—	—	(467,746)	—
—	(596,581)	—	—	—	—
33,459	428,645	—	—	—	—
(4,489)	2,523,304	—	—	—	—

1,511,392	3,444,927	3,483	451,248	(708,292)	(1,044)

The accompanying notes are an integral part of these financial statements.

247

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford Floating Rate High Income Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$1,374,339	$61,580,128	$7,536,648
Net unrealized appreciation (depreciation) of purchased options contracts	(82,633)	—	—
Net unrealized appreciation (depreciation) of futures contracts	(16,218)	—	—
Net unrealized appreciation (depreciation) of written options contracts	200,416	—	—
Net unrealized appreciation (depreciation) of swap contracts	66,176	—	—
Net unrealized appreciation (depreciation) of bond forward contracts	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	778,433	(1,164,020)	(203,895)
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	4,908	(370,059)	(112,219)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	2,325,421	60,046,049	7,220,534

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	718,527	68,353,805	7,895,623

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,339,454	$139,412,840	$16,198,271

The accompanying notes are an integral part of these financial statements.

248

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Municipal Income Fund	The Hartford Municipal Opportunities Fund	The Hartford Municipal Real Return Fund	Hartford Municipal Short Duration Fund

$6,157,035	$(7,385,347)	$(325,275)	$(17,014,517)	$(3,457,954)	$(147,996)
—	—	—	—	—	—
—	256,923	—	—	—	—
—	—	—	—	—	—
111,209	820,208	—	—	2,136,739	—
—	307,843	—	—	—	—
22,436	(211,370)	—	—	—	—
1,368	(579,783)	—	—	—	—

6,292,048	(6,791,526)	(325,275)	(17,014,517)	(1,321,215)	(147,996)

7,803,440	(3,346,599)	(321,792)	(16,563,269)	(2,029,507)	(149,040)

$16,741,830	$1,214,757	$(97,530)	$(8,252,800)	$403,919	$(44,661)

The accompanying notes are an integral part of these financial statements.

249

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Investment Income:
Dividends	$—	$—	$54,200
Interest	1,500,782	12,507,657	9,985,569
Other income	360	473	1,069
Less: Foreign tax withheld	—	—	(18,960)

Total investment income, net	1,501,142	12,508,130	10,021,878

Expenses:
Investment management fees	305,756	1,893,539	1,022,466
Administrative services fees
Class R3	237	1,293	224
Class R4	11	476	133
Class R5	22	186	202
Transfer agent fees
Class A	7,725	322,344	76,778
Class B	—	2,632	1,982
Class C	2,001	53,805	34,383
Class I	5,135	74,190	17,646
Class R3	13	165	113
Class R4	—	103	35
Class R5	—	21	18
Class R6	—	—	—
Class Y	564	315	987
Class F	—	—	—
Distribution fees
Class A	18,243	650,491	142,711
Class B	—	2,155	2,170
Class C	18,203	596,380	346,264
Class R3	593	3,233	559
Class R4	18	794	222
Custodian fees	1,188	2,845	17,523
Registration and filing fees	54,396	94,426	59,807
Accounting services fees	11,007	79,631	40,898
Board of Directors’ fees	1,861	13,079	5,858
Audit fees	16,117	16,117	16,023
Other expenses	8,972	70,400	32,555

Total expenses (before waivers and fees paid indirectly)	452,062	3,878,620	1,819,557
Expense waivers	(37,501)	(2,144)	(103,294)
Transfer agent fee waivers	—	(46)	—
Distribution fee reimbursements	(166)	(39,257)	(188)

Total waivers and fees paid indirectly	(37,667)	(41,447)	(103,482)

Total expenses, net	414,395	3,837,173	1,716,075

Net Investment Income (Loss)	1,086,747	8,670,957	8,305,803

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(1,308,663)	620,837	14,705
Net realized gain (loss) on purchased options contracts	—	—	(19,476)
Net realized gain (loss) on futures contracts	(873,123)	2,667,018	(3,481,603)
Net realized gain (loss) on written options contracts	—	—	82,112
Net realized gain (loss) on swap contracts	(8,424)	—	3,682,427
Net realized gain (loss) on foreign currency contracts	(66,923)	(29,531)	(1,997,725)
Net realized gain (loss) on other foreign currency transactions	50,211	4,041	34,758

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,206,922)	3,262,365	(1,684,802)

The accompanying notes are an integral part of these financial statements.

250

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford Unconstrained Bond Fund	The Hartford World Bond Fund

$40,066	$3,867	$50,407
35,222,190	1,730,897	38,980,817
1,533	976	1,084
(52,582)	(2,574)	(159,441)

35,211,207	1,733,166	38,872,867

3,908,810	212,216	10,813,275

5,906	145	1,928
10,811	412	800
705	802	695

567,826	43,773	319,507
9,144	952	—
48,666	6,264	71,119
208,080	3,814	1,721,355
838	25	184
442	26	111
58	—	111
—	—	98

7,101	131	3,798
—	—	—
920,045	55,223	520,604
15,476	2,430	—
329,646	48,078	683,937
14,764	362	4,821
18,018	686	1,334
17,663	1,875	122,361
111,596	52,215	138,013
222,096	8,489	387,231
29,520	1,328	52,716
16,164	19,372	16,145
162,260	14,801	360,357

6,625,635	473,419	15,220,500
(67,938)	(84,994)	(198,526)
(4,501)	(223)	(39)
(2,986)	(397)	(531)

(75,425)	(85,614)	(199,096)

6,550,210	387,805	15,021,404

28,660,997	1,345,361	23,851,463

(11,288,230)	(788,796)	(28,841,855)
173,810	(4,751)	(1,927,397)
(1,191,867)	803,114	(7,265,104)
201,719	18,200	1,793,753
5,575,812	7,488	5,522,584
(704,383)	(46,760)	(2,727,254)
1,137,547	799	(3,014,974)

(6,095,592)	(10,706)	(36,460,247)

The accompanying notes are an integral part of these financial statements.

251

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	The Hartford Quality Bond Fund	The Hartford Short Duration Fund	The Hartford Strategic Income Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	$(578,184)	$(3,858,744)	$4,100,198
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	40,590
Net unrealized appreciation (depreciation) of futures contracts	308,787	(1,370,042)	2,184,860
Net unrealized appreciation (depreciation) of securities sold short	(30,019)	—	—
Net unrealized appreciation (depreciation) of written options contracts	—	—	85,662
Net unrealized appreciation (depreciation) of swap contracts	—	—	(208,544)
Net unrealized appreciation (depreciation) of foreign currency contracts	46,877	(15,943)	1,005,069
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(15,910)	(8,759)	(35,963)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(268,449)	(5,253,488)	7,171,872

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(2,475,371)	(1,991,123)	5,487,070

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,388,624)	$6,679,834	$13,792,873

The accompanying notes are an integral part of these financial statements.

252

Fixed Income Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

The Hartford Total Return Bond Fund	The Hartford Unconstrained Bond Fund	The Hartford World Bond Fund

$(16,511,695)	$550,204	$7,427,736
137,152	6,327	490,739
3,297,850	(261,325)	(8,387,128)
—	—	—
—	15,492	460,415
(2,645,012)	26,769	(4,267,148)
753,275	71,756	3,572,054
(358,172)	5,982	105,266

(15,326,602)	415,205	(598,066)

(21,422,194)	404,499	(37,058,313)

$7,238,803	$1,749,860	$(13,206,850)

The accompanying notes are an integral part of these financial statements.

253

Fixed Income Funds

Statements of Changes in Net Assets

	The Hartford Emerging Markets Local Debt Fund		The Hartford Floating Rate Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$2,620,927	$6,308,397	$71,059,035	$169,349,410
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,606,894)	(19,608,998)	8,307,756	(172,776,553)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,325,421	19,354,382	60,046,049	217,049,671

Net Increase (Decrease) in Net Assets Resulting from Operations	3,339,454	6,053,781	139,412,840	213,622,528

Distributions to Shareholders:
From net investment income
Class A	(114,674)	—	(16,030,010)	(39,154,884)
Class B	—	—	(45,178)	(192,432)
Class C	(34,344)	—	(17,723,496)	(44,415,416)
Class I	(460,161)	—	(33,152,902)	(62,929,243)
Class R3	(240)	—	(188,717)	(463,178)
Class R4	(867)	—	(143,975)	(368,379)
Class R5	(240)	—	(39,272)	(109,584)
Class Y	(1,776,054)	—	(7,116,619)	(14,164,583)
Class F	(77)	—	(64)	—

Total from net investment income	(2,386,657)	—	(74,440,233)	(161,797,699)

Class F	—	—	—	—
From tax return of capital
Class A	—	(256,662)	—	—
Class C	—	(47,082)	—	—
Class I	—	(188,061)	—	—
Class R3	—	(8,101)	—	—
Class R4	—	(9,329)	—	—
Class R5	—	(8,690)	—	—
Class Y	—	(5,551,762)	—	—

Total from tax return of capital	—	(6,069,687)	—	—

Total distributions	(2,386,657)	(6,069,687)	(74,440,233)	(161,797,699)

Capital Share Transactions:
Sold	32,278,222	97,933,115	804,291,483	862,103,146
Issued on reinvestment of distributions	1,622,405	4,292,442	62,552,312	138,161,316
Redeemed	(40,120,301)	(190,815,730)	(559,844,221)	(1,856,800,375)

Net increase (decrease) from capital share transactions	(6,219,674)	(88,590,173)	306,999,574	(856,535,913)

Net Increase (Decrease) in Net Assets	(5,266,877)	(88,606,079)	371,972,181	(804,711,084)

Net Assets:
Beginning of period	105,177,155	193,783,234	3,899,514,769	4,704,225,853

End of period	$99,910,278	$105,177,155	$4,271,486,950	$3,899,514,769

Undistributed (distributions in excess of) net investment income	$199,823	$(34,447)	$450,162	$3,831,360

The accompanying notes are an integral part of these financial statements.

254

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

The Hartford Floating Rate High Income Fund		The Hartford High Yield Fund		The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$8,302,648	$16,486,876	$8,938,390	$16,096,843	$4,561,356	$4,543,331
675,089	(18,365,609)	1,511,392	(8,907,040)	3,444,927	(6,352,015)
7,220,534	20,373,363	6,292,048	14,345,777	(6,791,526)	27,860,806

16,198,271	18,494,630	16,741,830	21,535,580	1,214,757	26,052,122

(2,376,160)	(5,548,256)	(5,953,894)	(11,325,752)	(2,601,063)	—
—	—	(24,399)	(95,921)	—	—
(1,381,250)	(3,586,846)	(1,273,087)	(2,557,825)	(541,095)	—
(4,296,076)	(5,380,942)	(1,237,630)	(1,470,860)	(854,272)	—
(5,980)	(19,121)	(72,618)	(129,452)	(474,320)	—
(13,666)	(37,746)	(43,014)	(81,865)	(171,472)	—
(20,763)	(30,449)	(17,566)	(28,165)	(40,443)	—
(67,824)	(171,308)	(274,992)	(410,386)	(1,657,653)	—
(66)	—	(23,343)	—	—	—

(8,161,785)	(14,774,668)	(8,920,543)	(16,100,226)	(6,340,318)	—

—	—	—	—	—	—

—	(323,009)	—	—	—	—
—	(208,820)	—	—	—	—
—	(313,269)	—	—	—	—
—	(1,113)	—	—	—	—
—	(2,198)	—	—	—	—
—	(1,773)	—	—	—	—
—	(9,973)	—	—	—	—

—	(860,155)	—	—	—	—

(8,161,785)	(15,634,823)	(8,920,543)	(16,100,226)	(6,340,318)	—

201,795,148	165,092,975	144,634,643	141,567,718	155,232,047	85,844,243
7,929,422	15,232,336	8,546,042	15,471,526	5,982,150	—
(100,677,388)	(212,502,398)	(164,157,973)	(160,899,936)	(172,945,991)	(283,909,962)

109,047,182	(32,177,087)	(10,977,288)	(3,860,692)	(11,731,794)	(198,065,719)

117,083,668	(29,317,280)	(3,156,001)	1,574,662	(16,857,355)	(172,013,597)

365,179,721	394,497,001	360,911,943	359,337,281	619,666,967	791,680,564

$482,263,389	$365,179,721	$357,755,942	$360,911,943	$602,809,612	$619,666,967

$149,921	$9,058	$27,694	$9,847	$2,786,794	$4,565,756

The accompanying notes are an integral part of these financial statements.

255

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	Hartford Municipal Income Fund		The Hartford Municipal Opportunities Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$224,262	$288,568	$8,310,469	$15,399,890
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	3,483	28,833	451,248	1,308,946
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(325,275)	186,099	(17,014,517)	7,244,667

Net Increase (Decrease) in Net Assets Resulting from Operations	(97,530)	503,500	(8,252,800)	23,953,503

Distributions to Shareholders:
From net investment income
Class A	(121,415)	(123,379)	(3,220,252)	(6,213,645)
Class B	—	—	(5,526)	(29,748)
Class C	(28,330)	(36,875)	(1,034,012)	(1,968,141)
Class I	(74,475)	(128,370)	(4,050,558)	(7,188,531)
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	(42)	—	(47)	—

Total from net investment income	(224,262)	(288,624)	(8,310,395)	(15,400,065)

From net realized gain on investments
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—

Total from net realized gain on investments	—	—	—	—

Total distributions	(224,262)	(288,624)	(8,310,395)	(15,400,065)

Capital Share Transactions:
Sold	4,168,059	9,048,711	133,551,709	402,122,445
Issued on reinvestment of distributions	224,226	288,491	6,902,477	12,496,919
Redeemed	(2,019,454)	(1,160,378)	(216,980,551)	(152,092,290)

Net increase (decrease) from capital share transactions	2,372,831	8,176,824	(76,526,365)	262,527,074

Net Increase (Decrease) in Net Assets	2,051,039	8,391,700	(93,089,560)	271,080,512

Net Assets:
Beginning of period	19,106,494	10,714,794	750,098,029	479,017,517

End of period	$21,157,533	$19,106,494	$657,008,469	$750,098,029

Undistributed (distributions in excess of) net investment income	$7,426	$7,426	$166,442	$166,368

The accompanying notes are an integral part of these financial statements.

256

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

The Hartford Municipal Real Return Fund		Hartford Municipal Short Duration Fund		The Hartford Quality Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$2,433,426	$4,614,387	$104,379	$138,197	$1,086,747	$1,618,873
(708,292)	(7,434,123)	(1,044)	6,374	(2,206,922)	2,454,818
(1,321,215)	10,315,120	(147,996)	22,410	(268,449)	489,474

403,919	7,495,384	(44,661)	166,981	(1,388,624)	4,563,165

(1,404,239)	(2,963,967)	(45,617)	(65,194)	(133,261)	(175,535)
(2,306)	(12,408)	—	—	—	—
(223,605)	(555,954)	(13,911)	(8,168)	(19,549)	(20,048)
(551,628)	(565,976)	(44,828)	(64,918)	(85,281)	(132,649)
—	—	—	—	(1,876)	(2,746)
—	—	—	—	(130)	(2,363)
—	—	—	—	(465)	(3,261)
(251,604)	(543,686)	—	—	(904,742)	(1,543,733)
(50)	—	(24)	—	(150,442)	—

(2,433,432)	(4,641,991)	(104,380)	(138,280)	(1,295,746)	(1,880,335)

—	—	—	—	(245,660)	(79,188)
—	—	—	—	(64,716)	(17,226)
—	—	—	—	(178,941)	(15,237)
—	—	—	—	(3,019)	(13,943)
—	—	—	—	(365)	(14,040)
—	—	—	—	(689)	(14,140)
—	—	—	—	(1,403,142)	(308,235)
—	—	—	—	—	—

—	—	—	—	(1,896,532)	(462,009)

(2,433,432)	(4,641,991)	(104,380)	(138,280)	(3,192,278)	(2,342,344)

41,076,216	44,471,582	3,351,215	9,775,348	130,276,360	134,137,823
2,143,511	4,037,252	104,372	138,272	3,127,511	2,336,679
(27,209,415)	(48,428,031)	(3,529,865)	(3,812,141)	(125,608,707)	(46,278,066)

16,010,312	80,803	(74,278)	6,101,479	7,795,164	90,196,436

13,980,799	2,934,196	(223,319)	6,130,180	3,214,262	92,417,257

171,722,839	168,788,643	18,365,437	12,235,257	124,514,178	32,096,921

$185,703,638	$171,722,839	$18,142,118	$18,365,437	$127,728,440	$124,514,178

$16,951	$16,957	$6,237	$6,238	$(208,644)	$355

The accompanying notes are an integral part of these financial statements.

257

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

	The Hartford Short Duration Fund		The Hartford Strategic Income Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$8,670,957	$13,894,536	$8,305,803	$18,208,372
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	3,262,365	(3,188,145)	(1,684,802)	(905,907)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(5,253,488)	11,679,085	7,171,872	11,816,842

Net Increase (Decrease) in Net Assets Resulting from Operations	6,679,834	22,385,476	13,792,873	29,119,307

Distributions to Shareholders:
From net investment income
Class A	(5,104,314)	(8,732,000)	(3,059,236)	(4,918,160)
Class B	(16,892)	(57,238)	(44,946)	(116,866)
Class C	(736,943)	(1,222,176)	(1,578,950)	(2,572,890)
Class I	(2,203,265)	(3,249,572)	(889,655)	(1,189,518)
Class R3	(10,871)	(17,204)	(6,263)	(11,080)
Class R4	(6,231)	(11,580)	(4,710)	(8,341)
Class R5	(4,197)	(2,831)	(11,464)	(18,141)
Class R6	—	—	(303)	(452)
Class Y	(462,112)	(839,690)	(3,876,632)	(7,800,015)
Class F(5)	(57,096)	—	(541,554)	—

Total from net investment income	(8,601,921)	(14,132,291)	(10,013,713)	(16,635,463)

From net realized gain on investments
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class R6	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—

Total from net realized gain on investments	—	—	—	—

From tax return of capital
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class R6	—	—	—	—
Class Y	—	—	—	—

Total from tax return of capital	—	—	—	—

Total distributions	(8,601,921)	(14,132,291)	(10,013,713)	(16,635,463)

Capital Share Transactions:
Sold	300,899,654	568,131,590	195,074,447	131,626,176
Issued on reinvestment of distributions	7,796,742	12,564,026	9,757,225	16,155,072
Redeemed	(304,858,606)	(424,146,283)	(226,297,133)	(122,758,705)

Net increase (decrease) from capital share transactions	3,837,790	156,549,333	(21,465,461)	25,022,543

Net Increase (Decrease) in Net Assets	1,915,703	164,802,518	(17,686,301)	37,506,387

Net Assets:
Beginning of period	895,568,196	730,765,678	393,193,368	355,686,981

End of period	$897,483,899	$895,568,196	$375,507,067	$393,193,368

Undistributed (distributions in excess of) net investment income	$267,849	$198,813	$282,858	$1,990,768

(5)	Commenced operations on February 28, 2017.

The accompanying notes are an integral part of these financial statements.

258

Fixed Income Funds

Statements of Changes in Net Assets – (continued)

The Hartford Total Return Bond Fund		The Hartford Unconstrained Bond Fund		The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$28,660,997	$55,834,263	$1,345,361	$3,426,944	$23,851,463	$46,807,333
(6,095,592)	(12,037,178)	(10,706)	(3,229,737)	(36,460,247)	(98,827,498)
(15,326,602)	50,351,436	415,205	1,994,020	(598,066)	117,103,014

7,238,803	94,148,521	1,749,860	2,191,227	(13,206,850)	65,082,849

(9,625,185)	(17,749,073)	(717,512)	(1,809,029)	—	—
(28,426)	(131,101)	(6,076)	(24,241)	—	—
(617,586)	(1,230,789)	(120,134)	(320,124)	—	—
(2,224,856)	(1,046,215)	(85,608)	(156,482)	—	—
(67,731)	(122,431)	(2,138)	(6,607)	—	—
(188,165)	(369,231)	(8,891)	(15,652)	—	—
(20,493)	(40,601)	(28,123)	(4,284)	—	—
(1,264)	(284)	—	—	—	—
(14,431,498)	(29,448,677)	(262,248)	(779,299)	—	—
(1,166,418)	—	(13,965)	—	—	—

(28,371,622)	(50,138,402)	(1,244,695)	(3,115,718)	—	—

—	(1,174,791)	—	—	—	(14,873,653)
—	(17,345)	—	—	—	—
—	(115,651)	—	—	—	(4,341,666)
—	(38,967)	—	—	—	(56,379,832)
—	(10,192)	—	—	—	(20,717)
—	(26,350)	—	—	—	(120,520)
—	(2,383)	—	—	—	(8,420)
—	(17)	—	—	—	(4,594)
—	(1,890,131)	—	—	—	(16,158,895)
—	—	—	—	—	—

—	(3,275,827)	—	—	—	(91,908,297)

—	(1,905,065)	—	—	—	(1,735,638)
—	(14,071)	—	—	—	—
—	(132,104)	—	—	—	(102,460)
—	(112,294)	—	—	—	(9,759,287)
—	(13,141)	—	—	—	(1,805)
—	(39,631)	—	—	—	(14,944)
—	(4,358)	—	—	—	(1,457)
—	(31)	—	—	—	(1,727)
—	(3,160,821)	—	—	—	(2,542,428)

—	(5,381,516)	—	—	—	(14,159,746)

(28,371,622)	(58,795,745)	(1,244,695)	(3,115,718)	—	(106,068,043)

996,722,399	462,316,024	14,224,385	12,214,297	1,746,663,554	1,710,906,217
27,513,708	58,028,355	1,169,919	3,016,440	—	96,140,611
(906,868,956)	(424,275,240)	(36,275,888)	(23,045,381)	(1,359,548,380)	(1,872,031,155)

117,367,151	96,069,139	(20,881,584)	(7,814,644)	387,115,174	(64,984,327)

96,234,332	131,421,915	(20,376,419)	(8,739,135)	373,908,324	(105,969,521)

2,031,353,141	1,899,931,226	86,327,585	95,066,720	3,618,225,236	3,724,194,757

$2,127,587,473	$2,031,353,141	$65,951,166	$86,327,585	$3,992,133,560	$3,618,225,236

$(475,163)	$(764,538)	$28,785	$(71,881)	$7,203,736	$16,647,727

The accompanying notes are an integral part of these financial statements.

259

Fixed Income Funds

Financial Highlights

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$7.48	$0.18	$0.06	$0.24	$(0.16)	$—	$—	$(0.16)	$7.56	3.37	%(5)	$5,494	1.47	%(6)	1.25	%(6)	5.02	%(6)	93%
C	7.47	0.15	0.07	0.22	(0.14)	—	—	(0.14)	7.55	2.98	(5)	2,012	2.23	(6)	2.00	(6)	4.27	(6)	93
I	7.46	0.19	0.06	0.25	(0.17)	—	—	(0.17)	7.54	3.52	(5)	25,982	1.16	(6)	1.00	(6)	5.27	(6)	93
R3	7.43	0.17	0.07	0.24	(0.14)	—	—	(0.14)	7.53	3.29	(5)	13	1.90	(6)	1.55	(6)	4.74	(6)	93
R4	7.45	0.18	0.06	0.24	(0.16)	—	—	(0.16)	7.53	3.30	(5)	62	1.50	(6)	1.25	(6)	5.01	(6)	93
R5	7.24	0.19	0.06	0.25	(0.16)	—	—	(0.16)	7.33	3.42	(5)	10	1.17	(6)	0.95	(6)	5.34	(6)	93
Y	7.43	0.19	0.07	0.26	(0.18)	—	—	(0.18)	7.51	3.45	(5)	66,327	1.05	(6)	0.90	(6)	5.36	(6)	93
F(7)	7.29	0.06	0.25	0.31	(0.06)	—	—	(0.06)	7.54	4.21	(5)	10	1.05	(6)	0.90	(6)	5.22	(6)	93

For the Year Ended October 31, 2016
A	$7.09	$0.35	$0.38	$0.73	$—	$—	$(0.34)	$(0.34)	$7.48	10.62%		$5,804	1.64%		1.26	%(8)	4.91%		187%
C	7.08	0.30	0.37	0.67	—	—	(0.28)	(0.28)	7.47	9.78		1,895	2.43		2.01	(8)	4.14		187
I	7.07	0.37	0.38	0.75	—	—	(0.36)	(0.36)	7.46	10.93		9,871	1.41		1.01	(8)	5.08		187
R3	7.08	0.32	0.35	0.67	—	—	(0.32)	(0.32)	7.43	9.80		20	1.92		1.56	(8)	4.44		187
R4	7.08	0.34	0.38	0.72	—	—	(0.35)	(0.35)	7.45	10.51		31	1.61		1.26	(8)	4.76		187
R5	7.08	0.36	0.34	0.70	(0.00)	—	(0.54)	(0.54)	7.24	10.44		12	1.30		0.96	(8)	5.04		187
Y	7.05	0.37	0.38	0.75	—	—	(0.37)	(0.37)	7.43	10.96		87,545	1.20		0.91	(8)	5.26		187

For the Year Ended October 31, 2015
A	$9.00	$0.36	$(1.87)	$(1.51)	$—	$—	$(0.40)	$(0.40)	$7.09	(17.13)%		$5,827	1.53%		1.25%		4.56%		122%
C	8.99	0.32	(1.90)	(1.58)	—	—	(0.33)	(0.33)	7.08	(17.81)		1,289	2.29		2.00		3.99		122
I	8.98	0.38	(1.87)	(1.49)	—	—	(0.42)	(0.42)	7.07	(16.95)		3,716	1.18		0.97		4.57		122
R3	8.99	0.34	(1.88)	(1.54)	—	—	(0.37)	(0.37)	7.08	(17.40)		1,688	1.81		1.55		4.33		122
R4	8.99	0.37	(1.88)	(1.51)	—	—	(0.40)	(0.40)	7.08	(17.14)		1,741	1.51		1.25		4.63		122
R5	8.99	0.39	(1.88)	(1.49)	—	—	(0.42)	(0.42)	7.08	(16.89)		1,726	1.21		0.95		4.93		122
Y	8.96	0.40	(1.89)	(1.49)	—	—	(0.42)	(0.42)	7.05	(16.90)		177,798	1.11		0.90		5.02		122

For the Year Ended October 31, 2014
A	$9.51	$0.42	$(0.52)	$(0.10)	$(0.04)	$(0.01)	$(0.36)	$(0.41)	$9.00	(1.10)%		$9,792	1.47%		1.25%		4.57%		144%
C	9.50	0.35	(0.52)	(0.17)	(0.03)	(0.01)	(0.30)	(0.34)	8.99	(1.85)		3,208	2.23		2.00		3.78		144
I	9.50	0.44	(0.52)	(0.08)	(0.04)	(0.01)	(0.39)	(0.44)	8.98	(0.91)		43,683	1.19		0.98		4.78		144
R3	9.50	0.39	(0.52)	(0.13)	(0.03)	(0.01)	(0.34)	(0.38)	8.99	(1.38)		2,041	1.81		1.55		4.23		144
R4	9.50	0.42	(0.52)	(0.10)	(0.04)	(0.01)	(0.36)	(0.41)	8.99	(1.09)		2,101	1.51		1.25		4.53		144
R5	9.51	0.45	(0.53)	(0.08)	(0.04)	(0.01)	(0.39)	(0.44)	8.99	(0.89)		2,078	1.20		0.95		4.83		144
Y	9.47	0.45	(0.52)	(0.07)	(0.04)	(0.01)	(0.39)	(0.44)	8.96	(0.74)		257,218	1.11		0.90		4.86		144

For the Year Ended October 31, 2013
A	$10.02	$0.41	$(0.47)	$(0.06)	$(0.39)	$(0.06)	$—	$(0.45)	$9.51	(0.70)%		$24,773	1.49%		1.25%		4.16%		95%
C	10.01	0.34	(0.47)	(0.13)	(0.32)	(0.06)	—	(0.38)	9.50	(1.40)		6,280	2.22		1.99		3.43		95
I	10.01	0.43	(0.47)	(0.04)	(0.41)	(0.06)	—	(0.47)	9.50	(0.45)		33,259	1.25		1.00		4.41		95
R3	10.01	0.38	(0.47)	(0.09)	(0.36)	(0.06)	—	(0.42)	9.50	(1.01)		2,097	1.84		1.55		3.86		95
R4	10.01	0.41	(0.47)	(0.06)	(0.39)	(0.06)	—	(0.45)	9.50	(0.71)		2,165	1.54		1.25		4.16		95
R5	10.01	0.44	(0.46)	(0.02)	(0.42)	(0.06)	—	(0.48)	9.51	(0.31)		2,095	1.24		0.95		4.46		95
Y	9.98	0.44	(0.47)	(0.03)	(0.42)	(0.06)	—	(0.48)	9.47	(0.36)		178,911	1.14		0.90		4.50		95

The accompanying notes are an integral part of these financial statements.

260

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund - (continued)
For the Year Ended October 31, 2012
A	$9.24	$0.37	$0.71	$1.08	$(0.30)	$—	$—	$(0.30)	$10.02	11.96%		$20,430	1.65%		1.24%		3.96%		99%
C	9.24	0.30	0.70	1.00	(0.23)	—	—	(0.23)	10.01	11.03		3,846	2.38		1.97		3.22		99
I	9.23	0.40	0.71	1.11	(0.33)	—	—	(0.33)	10.01	12.28		23,655	1.37		0.96		4.27		99
R3	9.24	0.34	0.70	1.04	(0.27)	—	—	(0.27)	10.01	11.48		2,112	2.02		1.55		3.65		99
R4	9.24	0.37	0.70	1.07	(0.30)	—	—	(0.30)	10.01	11.81		2,094	1.72		1.25		3.95		99
R5	9.24	0.40	0.70	1.10	(0.33)	—	—	(0.33)	10.01	12.15		2,103	1.42		0.95		4.25		99
Y	9.21	0.41	0.69	1.10	(0.33)	—	—	(0.33)	9.98	12.25		75,221	1.31		0.90		4.37		99

The Hartford Floating Rate Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.58	$0.15	$0.15	$0.30	$(0.16)	$—	$—	$(0.16)	$8.72	3.52	%(5)	$844,795	0.99	%(6)	0.98	%(6)	3.57	%(6)	33%
B	8.57	0.12	0.15	0.27	(0.13)	—	—	(0.13)	8.71	3.14	(5)	1,993	1.89	(6)	1.75	(6)	2.88	(6)	33
C	8.57	0.12	0.15	0.27	(0.13)	—	—	(0.13)	8.71	3.15	(5)	1,164,173	1.72	(6)	1.72	(6)	2.83	(6)	33
I	8.59	0.16	0.15	0.31	(0.17)	—	—	(0.17)	8.73	3.66	(5)	1,855,203	0.71	(6)	0.71	(6)	3.82	(6)	33
R3	8.61	0.14	0.14	0.28	(0.15)	—	—	(0.15)	8.74	3.26	(5)	11,333	1.37	(6)	1.25	(6)	3.29	(6)	33
R4	8.58	0.15	0.15	0.30	(0.16)	—	—	(0.16)	8.72	3.40	(5)	7,585	1.06	(6)	1.00	(6)	3.53	(6)	33
R5	8.58	0.16	0.15	0.31	(0.17)	—	—	(0.17)	8.72	3.67	(5)	1,991	0.80	(6)	0.70	(6)	3.83	(6)	33
Y	8.57	0.17	0.14	0.31	(0.17)	—	—	(0.17)	8.71	3.70	(5)	384,404	0.65	(6)	0.65	(6)	3.89	(6)	33
F(7)	8.74	0.06	(0.01)	0.05	(0.06)	—	—	(0.06)	8.73	0.53	(5)	10	0.64	(6)	0.64	(6)	2.99	(6)	33

For the Year Ended October 31, 2016
A	$8.41	$0.36	$0.16	$0.52	$(0.35)	$—	$—	$(0.35)	$8.58	6.38%		$875,037	1.02%		1.01	%(9)	4.40%		40%
B	8.40	0.30	0.15	0.45	(0.28)	—	—	(0.28)	8.57	5.59		3,696	1.90		1.76	(9)	3.66		40
C	8.40	0.30	0.16	0.46	(0.29)	—	—	(0.29)	8.57	5.62		1,213,760	1.74		1.74	(9)	3.67		40
I	8.42	0.39	0.15	0.54	(0.37)	—	—	(0.37)	8.59	6.67		1,466,928	0.74		0.74	(9)	4.66		40
R3	8.43	0.34	0.17	0.51	(0.33)	—	—	(0.33)	8.61	6.24		10,618	1.38		1.26	(9)	4.15		40
R4	8.40	0.36	0.17	0.53	(0.35)	—	—	(0.35)	8.58	6.51		8,781	1.07		1.01	(9)	4.39		40
R5	8.41	0.39	0.15	0.54	(0.37)	—	—	(0.37)	8.58	6.70		1,941	0.80		0.71	(9)	4.69		40
Y	8.40	0.39	0.16	0.55	(0.38)	—	—	(0.38)	8.57	6.76		318,753	0.66		0.66	(9)	4.73		40

For the Year Ended October 31, 2015
A	$8.88	$0.36	$(0.46)	$(0.10)	$(0.33)	$—	$(0.04)	$(0.37)	$8.41	(1.20)%		$1,109,960	0.98%		0.98%		4.19%		30%
B	8.86	0.30	(0.46)	(0.16)	(0.27)	—	(0.03)	(0.30)	8.40	(1.85)		7,942	1.84		1.75		3.42		30
C	8.86	0.30	(0.46)	(0.16)	(0.27)	—	(0.03)	(0.30)	8.40	(1.94)		1,463,472	1.73		1.73		3.44		30
I	8.89	0.39	(0.47)	(0.08)	(0.35)	—	(0.04)	(0.39)	8.42	(0.92)		1,698,313	0.71		0.71		4.45		30
R3	8.89	0.34	(0.46)	(0.12)	(0.31)	—	(0.03)	(0.34)	8.43	(1.46)		13,707	1.37		1.25		3.92		30
R4	8.87	0.36	(0.47)	(0.11)	(0.32)	—	(0.04)	(0.36)	8.40	(1.22)		9,264	1.06		1.00		4.16		30
R5	8.87	0.39	(0.46)	(0.07)	(0.35)	—	(0.04)	(0.39)	8.41	(0.81)		2,818	0.78		0.70		4.46		30
Y	8.86	0.39	(0.46)	(0.07)	(0.35)	—	(0.04)	(0.39)	8.40	(0.76)		398,751	0.65		0.65		4.51		30

For the Year Ended October 31, 2014
A	$9.01	$0.34	$(0.13)	$0.21	$(0.34)	$—	$—	$(0.34)	$8.88	2.35%		$1,459,463	0.96%		0.96%		3.80%		75%
B	9.00	0.27	(0.14)	0.13	(0.27)	—	—	(0.27)	8.86	1.44		18,681	1.81		1.75		3.01		75
C	9.00	0.28	(0.14)	0.14	(0.28)	—	—	(0.28)	8.86	1.48		1,900,141	1.71		1.71		3.06		75
I	9.02	0.37	(0.13)	0.24	(0.37)	—	—	(0.37)	8.89	2.62		2,325,212	0.70		0.70		4.08		75
R3	9.03	0.32	(0.14)	0.18	(0.32)	—	—	(0.32)	8.89	1.94		17,970	1.35		1.25		3.52		75
R4	9.01	0.34	(0.14)	0.20	(0.34)	—	—	(0.34)	8.87	2.20		11,663	1.05		1.00		3.77		75
R5	9.01	0.37	(0.14)	0.23	(0.37)	—	—	(0.37)	8.87	2.50		3,753	0.77		0.70		4.07		75
Y	9.00	0.37	(0.14)	0.23	(0.37)	—	—	(0.37)	8.86	2.57		413,511	0.64		0.64		4.13		75

The accompanying notes are an integral part of these financial statements.

261

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Floating Rate Fund - (continued)
For the Year Ended October 31, 2013
A	$8.93	$0.36	$0.09	$0.45	$(0.37)	$—	$—	$(0.37)	$9.01	5.08%		$2,064,701	0.96%		0.96%		4.04%		78%
B	8.92	0.29	0.09	0.38	(0.30)	—	—	(0.30)	9.00	4.27		30,017	1.80		1.75		3.28		78
C	8.92	0.30	0.08	0.38	(0.30)	—	—	(0.30)	9.00	4.31		2,195,858	1.71		1.71		3.30		78
I	8.94	0.39	0.08	0.47	(0.39)	—	—	(0.39)	9.02	5.35		2,772,328	0.70		0.70		4.29		78
R3	8.95	0.34	0.08	0.42	(0.34)	—	—	(0.34)	9.03	4.77		18,334	1.36		1.25		3.76		78
R4	8.92	0.36	0.09	0.45	(0.36)	—	—	(0.36)	9.01	5.17		13,255	1.04		1.00		4.01		78
R5	8.93	0.39	0.08	0.47	(0.39)	—	—	(0.39)	9.01	5.36		3,942	0.76		0.70		4.33		78
Y	8.92	0.39	0.09	0.48	(0.40)	—	—	(0.40)	9.00	5.43		79,142	0.64		0.64		4.39		78

For the Year Ended October 31, 2012(10)
A	$8.64	$0.43	$0.29	$0.72	$(0.43)	$—	$—	$(0.43)	$8.93	8.48%		$1,784,029	0.98%		0.98%		4.85%		60%
B	8.63	0.36	0.29	0.65	(0.36)	—	—	(0.36)	8.92	7.66		35,026	1.80		1.75		4.08		60
C	8.63	0.36	0.29	0.65	(0.36)	—	—	(0.36)	8.92	7.69		2,031,516	1.72		1.72		4.10		60
I	8.65	0.45	0.29	0.74	(0.45)	—	—	(0.45)	8.94	8.74		1,817,957	0.73		0.73		5.10		60
R3	8.66	0.40	0.29	0.69	(0.40)	—	—	(0.40)	8.95	8.17		13,889	1.37		1.25		4.57		60
R4	8.63	0.42	0.29	0.71	(0.42)	—	—	(0.42)	8.92	8.47		11,283	1.06		1.00		4.80		60
R5	8.64	0.45	0.29	0.74	(0.45)	—	—	(0.45)	8.93	8.78		11,820	0.76		0.70		5.12		60
Y	8.63	0.45	0.29	0.74	(0.45)	—	—	(0.45)	8.92	8.85		75,994	0.65		0.65		5.18		60

The Hartford Floating Rate High Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.82	$0.20	$0.18	$0.38	$(0.19)	$—	$—	$(0.19)	$10.01	3.93	%(5)	$131,588	1.10	%(6)	1.05	%(6)	3.96	%(6)	42%
C	9.82	0.16	0.20	0.36	(0.16)	—	—	(0.16)	10.02	3.54	(5)	93,815	1.86	(6)	1.80	(6)	3.23	(6)	42
I	9.83	0.21	0.19	0.40	(0.21)	—	—	(0.21)	10.02	4.05	(5)	251,091	0.85	(6)	0.80	(6)	4.17	(6)	42
R3	9.81	0.18	0.20	0.38	(0.18)	—	—	(0.18)	10.01	3.78	(5)	343	1.53	(6)	1.35	(6)	3.68	(6)	42
R4	9.80	0.19	0.19	0.38	(0.19)	—	—	(0.19)	9.99	3.93	(5)	1,002	1.18	(6)	1.05	(6)	3.90	(6)	42
R5	9.80	0.20	0.20	0.40	(0.21)	—	—	(0.21)	9.99	4.08	(5)	1,353	0.87	(6)	0.75	(6)	4.07	(6)	42
Y	9.80	0.21	0.19	0.40	(0.21)	—	—	(0.21)	9.99	4.09	(5)	3,061	0.77	(6)	0.75	(6)	4.26	(6)	42
F(7)	10.03	0.07	(0.01)	0.06	(0.07)	—	—	(0.07)	10.02	0.56	(5)	10	0.77	(6)	0.75	(6)	4.19	(6)	42

For the Year Ended October 31, 2016
A	$9.59	$0.51	$0.20	$0.71	$(0.45)	$—	$(0.03)	$(0.48)	$9.82	7.81%		$123,600	1.15%		1.07	%(11)	5.43%		75%
C	9.60	0.44	0.19	0.63	(0.39)	—	(0.02)	(0.41)	9.82	6.90		83,318	1.91		1.82	(11)	4.70		75
I	9.60	0.53	0.21	0.74	(0.48)	—	(0.03)	(0.51)	9.83	8.07		151,912	0.91		0.82	(11)	5.65		75
R3	9.58	0.49	0.20	0.69	(0.43)	—	(0.03)	(0.46)	9.81	7.50		319	1.55		1.37	(11)	5.18		75
R4	9.58	0.51	0.20	0.71	(0.46)	—	(0.03)	(0.49)	9.80	7.77		507	1.23		1.07	(11)	5.40		75
R5	9.57	0.53	0.31	0.84	(0.58)	—	(0.03)	(0.61)	9.80	9.27		592	0.92		0.77	(11)	5.55		75
Y	9.57	0.54	0.20	0.74	(0.48)	—	(0.03)	(0.51)	9.80	8.14		4,932	0.81		0.77	(11)	5.75		75

For the Year Ended October 31, 2015
A	$10.54	$0.51	$(0.81)	$(0.30)	$(0.41)	$(0.15)	$(0.09)	$(0.65)	$9.59	(3.00)%		$134,991	1.11%		1.05%		5.06%		55%
C	10.54	0.43	(0.79)	(0.36)	(0.35)	(0.15)	(0.08)	(0.58)	9.60	(3.63)		99,723	1.88		1.80		4.31		55
I	10.55	0.53	(0.80)	(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.60	(2.75)		148,276	0.86		0.80		5.30		55
R3	10.52	0.48	(0.80)	(0.32)	(0.39)	(0.15)	(0.08)	(0.62)	9.58	(3.21)		807	1.48		1.35		4.73		55
R4	10.52	0.51	(0.80)	(0.29)	(0.41)	(0.15)	(0.09)	(0.65)	9.58	(2.91)		2,889	1.18		1.05		5.06		55
R5	10.52	0.54	(0.81)	(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.57	(2.63)		2,823	0.88		0.75		5.35		55
Y	10.52	0.54	(0.81)	(0.27)	(0.43)	(0.15)	(0.10)	(0.68)	9.57	(2.72)		4,989	0.77		0.75		5.33		55

The accompanying notes are an integral part of these financial statements.

262

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Floating Rate High Income Fund - (continued)
For the Year Ended October 31, 2014
A	$10.70	$0.47	$(0.13)	$0.34	$(0.47)	$(0.03)	$—	$(0.50)	$10.54	3.23%		$191,162	1.10%		1.05%		4.35%		100%
C	10.70	0.39	(0.13)	0.26	(0.39)	(0.03)	—	(0.42)	10.54	2.47		118,465	1.87		1.80		3.61		100
I	10.71	0.50	(0.14)	0.36	(0.49)	(0.03)	—	(0.52)	10.55	3.49		207,458	0.84		0.80		4.62		100
R3	10.68	0.43	(0.13)	0.30	(0.43)	(0.03)	—	(0.46)	10.52	2.93		2,886	1.48		1.35		4.06		100
R4	10.68	0.47	(0.13)	0.34	(0.47)	(0.03)	—	(0.50)	10.52	3.24		3,015	1.18		1.05		4.35		100
R5	10.68	0.50	(0.13)	0.37	(0.50)	(0.03)	—	(0.53)	10.52	3.45		2,515	0.88		0.75		4.65		100
Y	10.68	0.50	(0.13)	0.37	(0.50)	(0.03)	—	(0.53)	10.52	3.55		13,269	0.78		0.75		4.66		100

For the Year Ended October 31, 2013
A	$10.60	$0.48	$0.22	$0.70	$(0.50)	$(0.10)	$—	$(0.60)	$10.70	6.78%		$163,631	1.13%		1.05%		4.53%		59%
C	10.60	0.40	0.22	0.62	(0.42)	(0.10)	—	(0.52)	10.70	5.98		89,287	1.88		1.80		3.78		59
I	10.60	0.50	0.23	0.73	(0.52)	(0.10)	—	(0.62)	10.71	7.15		119,549	0.84		0.80		4.73		59
R3	10.58	0.46	0.21	0.67	(0.47)	(0.10)	—	(0.57)	10.68	6.47		2,560	1.50		1.35		4.32		59
R4	10.58	0.49	0.21	0.70	(0.50)	(0.10)	—	(0.60)	10.68	6.79		2,642	1.19		1.05		4.62		59
R5	10.58	0.52	0.21	0.73	(0.53)	(0.10)	—	(0.63)	10.68	7.11		2,427	0.89		0.75		4.93		59
Y	10.58	0.52	0.21	0.73	(0.53)	(0.10)	—	(0.63)	10.68	7.11		10,907	0.80		0.75		4.92		59

For the Year Ended October 31, 2012
A	$10.20	$0.62	$0.42	$1.04	$(0.64)	$—	$—	$(0.64)	$10.60	10.54%		$46,387	1.31%		1.04%		5.93%		67%
C	10.20	0.54	0.42	0.96	(0.56)	—	—	(0.56)	10.60	9.70		24,263	2.05		1.78		5.18		67
I	10.20	0.65	0.42	1.07	(0.67)	—	—	(0.67)	10.60	10.80		15,072	1.05		0.78		6.23		67
R3	10.20	0.61	0.38	0.99	(0.61)	—	—	(0.61)	10.58	9.98		2,252	1.72		1.35		5.85		67
R4	10.20	0.64	0.38	1.02	(0.64)	—	—	(0.64)	10.58	10.31		2,292	1.42		1.05		6.15		67
R5	10.20	0.67	0.38	1.05	(0.67)	—	—	(0.67)	10.58	10.64		2,264	1.12		0.75		6.45		67
Y	10.20	0.67	0.38	1.05	(0.67)	—	—	(0.67)	10.58	10.64		10,181	1.02		0.75		6.45		67

The Hartford High Yield Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$7.28	$0.18	$0.16	$0.34	$(0.18)	$—	$—	$(0.18)	$7.44	4.78	%(5)	$226,380	1.19	%(6)	1.05	%(6)	5.08	%(6)	29%
B	7.23	0.16	0.16	0.32	(0.16)	—	—	(0.16)	7.39	4.41	(5)	653	2.15	(6)	1.80	(6)	4.34	(6)	29
C	7.25	0.16	0.16	0.32	(0.16)	—	—	(0.16)	7.41	4.41	(5)	58,711	1.85	(6)	1.80	(6)	4.33	(6)	29
I	7.31	0.19	0.17	0.36	(0.19)	—	—	(0.19)	7.48	5.04	(5)	58,814	0.93	(6)	0.80	(6)	5.31	(6)	29
R3	7.27	0.17	0.17	0.34	(0.17)	—	—	(0.17)	7.44	4.77	(5)	3,105	1.48	(6)	1.35	(6)	4.78	(6)	29
R4	7.28	0.18	0.17	0.35	(0.18)	—	—	(0.18)	7.45	4.92	(5)	1,476	1.17	(6)	1.05	(6)	5.07	(6)	29
R5	7.27	0.20	0.17	0.37	(0.20)	—	—	(0.20)	7.44	5.08	(5)	854	0.87	(6)	0.75	(6)	5.38	(6)	29
Y	7.26	0.20	0.16	0.36	(0.20)	—	—	(0.20)	7.42	4.97	(5)	240	0.74	(6)	0.70	(6)	5.42	(6)	29
F(7)	7.48	0.07	(0.01)	0.06	(0.07)	—	—	(0.07)	7.47	0.76	(5)	7,523	0.75	(6)	0.70	(6)	5.43	(6)	29

For the Year Ended October 31, 2016
A	$7.14	$0.35	$0.14	$0.49	$(0.35)	$—	$—	$(0.35)	$7.28	7.10%		$247,549	1.23%		1.07	%(12)	4.93%		47%
B	7.10	0.29	0.13	0.42	(0.29)	—	—	(0.29)	7.23	6.17		1,509	2.12		1.82	(12)	4.19		47
C	7.12	0.29	0.13	0.42	(0.29)	—	—	(0.29)	7.25	6.16		61,297	1.88		1.82	(12)	4.18		47
I	7.18	0.36	0.14	0.50	(0.37)	—	—	(0.37)	7.31	7.20		37,099	0.88		0.82	(12)	5.14		47
R3	7.14	0.33	0.13	0.46	(0.33)	—	—	(0.33)	7.27	6.64		3,153	1.50		1.37	(12)	4.63		47
R4	7.15	0.35	0.12	0.47	(0.34)	—	—	(0.34)	7.28	6.92		1,681	1.20		1.07	(12)	5.01		47
R5	7.14	0.37	0.13	0.50	(0.37)	—	—	(0.37)	7.27	7.27		665	0.90		0.77	(12)	5.23		47
Y	7.13	0.37	0.13	0.50	(0.37)	—	—	(0.37)	7.26	7.32		7,957	0.77		0.72	(12)	5.28		47

The accompanying notes are an integral part of these financial statements.

263

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital		Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford High Yield Fund - (continued)
For the Year Ended October 31, 2015
A	$7.68	$0.35	$(0.54)	$(0.19)	$(0.35)	$—	$—	(13)	$(0.35)	$7.14	(2.52)%		$245,946	1.16%		1.05%		4.64%		40%
B	7.64	0.30	(0.55)	(0.25)	(0.29)	—	—	(13)	(0.29)	7.10	(3.27)		3,274	2.06		1.80		3.99		40
C	7.65	0.30	(0.54)	(0.24)	(0.29)	—	—	(13)	(0.29)	7.12	(3.13)		67,854	1.84		1.80		4.00		40
I	7.72	0.37	(0.54)	(0.17)	(0.37)	—	—	(13)	(0.37)	7.18	(2.25)		30,492	0.84		0.80		4.99		40
R3	7.68	0.33	(0.54)	(0.21)	(0.33)	—	—	(13)	(0.33)	7.14	(2.81)		2,178	1.48		1.35		4.45		40
R4	7.68	0.35	(0.53)	(0.18)	(0.35)	—	—	(13)	(0.35)	7.15	(2.38)		1,377	1.17		1.05		4.75		40
R5	7.68	0.37	(0.54)	(0.17)	(0.37)	—	—	(13)	(0.37)	7.14	(2.22)		489	0.86		0.75		5.05		40
Y	7.67	0.38	(0.54)	(0.16)	(0.38)	—	—	(13)	(0.38)	7.13	(2.18)		7,728	0.74		0.70		5.10		40
For the Year Ended October 31, 2014
A	$7.66	$0.38	$0.02	$0.40	$(0.38)	$—	$—		$(0.38)	$7.68	5.35%		$262,960	1.14%		1.05%		4.90%		54%
B	7.62	0.32	0.02	0.34	(0.32)	—	—		(0.32)	7.64	4.60		5,683	2.02		1.80		4.17		54
C	7.63	0.32	0.02	0.34	(0.32)	—	—		(0.32)	7.65	4.60		95,449	1.83		1.80		4.15		54
I	7.70	0.40	0.03	0.43	(0.41)	—	—		(0.41)	7.72	5.60		46,691	0.81		0.78		5.17		54
R3	7.65	0.36	0.03	0.39	(0.36)	—	—		(0.36)	7.68	5.18		2,487	1.47		1.35		4.60		54
R4	7.66	0.38	0.03	0.41	(0.39)	—	—		(0.39)	7.68	5.35		1,367	1.16		1.05		4.91		54
R5	7.65	0.40	0.04	0.44	(0.41)	—	—		(0.41)	7.68	5.81		522	0.85		0.75		5.21		54
Y	7.65	0.41	0.01	0.42	(0.40)	—	—		(0.40)	7.67	5.73		8,415	0.73		0.70		5.25		54

For the Year Ended October 31, 2013
A	$7.53	$0.40	$0.14	$0.54	$(0.41)	$—	$—		$(0.41)	$7.66	7.33%		$295,950	1.15%		1.05%		5.29%		58%
B	7.50	0.34	0.13	0.47	(0.35)	—	—		(0.35)	7.62	6.43		8,242	1.99		1.80		4.54		58
C	7.51	0.34	0.13	0.47	(0.35)	—	—		(0.35)	7.63	6.42		105,204	1.81		1.80		4.54		58
I	7.57	0.42	0.14	0.56	(0.43)	—	—		(0.43)	7.70	7.56		65,060	0.81		0.79		5.54		58
R3	7.53	0.38	0.13	0.51	(0.39)	—	—		(0.39)	7.65	6.87		2,872	1.47		1.35		4.96		58
R4	7.54	0.40	0.13	0.53	(0.41)	—	—		(0.41)	7.66	7.18		1,323	1.14		1.05		5.30		58
R5	7.53	0.42	0.13	0.55	(0.43)	—	—		(0.43)	7.65	7.51		609	0.84		0.75		5.57		58
Y	7.53	0.43	0.13	0.56	(0.44)	—	—		(0.44)	7.65	7.57		8,599	0.72		0.70		5.65		58

For the Year Ended October 31, 2012(10)
A	$7.20	$0.44	$0.33	$0.77	$(0.44)	$—	$—		$(0.44)	$7.53	11.00%		$365,718	1.12%		1.05%		5.97%		138%
B	7.17	0.38	0.33	0.71	(0.38)	—	—		(0.38)	7.50	10.24		10,990	2.00		1.80		5.28		138
C	7.18	0.38	0.33	0.71	(0.38)	—	—		(0.38)	7.51	10.23		103,639	1.82		1.79		5.24		138
I	7.23	0.46	0.34	0.80	(0.46)	—	—		(0.46)	7.57	11.39		64,195	0.83		0.80		6.24		138
R3	7.20	0.42	0.33	0.75	(0.42)	—	—		(0.42)	7.53	10.68		1,934	1.49		1.35		5.65		138
R4	7.20	0.44	0.34	0.78	(0.44)	—	—		(0.44)	7.54	11.15		1,191	1.16		1.05		5.85		138
R5	7.20	0.46	0.33	0.79	(0.46)	—	—		(0.46)	7.53	11.34		431	0.86		0.75		6.25		138
Y	7.19	0.47	0.33	0.80	(0.46)	—	—		(0.46)	7.53	11.55		15,468	0.73		0.70		6.39		138

The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$11.05	$0.09	$(0.06)	$0.03	$(0.13)	$—	$—		$(0.13)	$10.95	0.27	%(5)	$217,135	0.96	%(6)	0.85	%(6)	1.63	%(6)	33%
B	10.57	0.04	(0.06)	(0.02)	—	—	—		—	10.55	(0.19	)(5)	2,235	1.90	(6)	1.60	(6)	0.72	(6)	33
C	10.56	0.05	(0.06)	(0.01)	(0.04)	—	—		(0.04)	10.51	(0.08	)(5)	130,212	1.68	(6)	1.60	(6)	0.87	(6)	33
I	11.25	0.11	(0.06)	0.05	(0.16)	—	—		(0.16)	11.14	0.35	(5)	66,112	0.73	(6)	0.60	(6)	1.92	(6)	33
R3	10.84	0.07	(0.07)	—	(0.09)	—	—		(0.09)	10.75	0.03	(5)	52,547	1.27	(6)	1.20	(6)	1.28	(6)	33
R4	11.04	0.08	(0.06)	0.02	(0.12)	—	—		(0.12)	10.94	0.22	(5)	13,454	0.97	(6)	0.90	(6)	1.53	(6)	33
R5	11.22	0.11	(0.06)	0.05	(0.16)	—	—		(0.16)	11.11	0.36	(5)	3,116	0.69	(6)	0.60	(6)	1.96	(6)	33
Y	11.28	0.10	(0.06)	0.04	(0.16)	—	—		(0.16)	11.16	0.41	(5)	32,137	0.56	(6)	0.55	(6)	1.84	(6)	33
F(7)	11.08	0.06	(0.01)	0.05	—	—	—		—	11.13	0.45	(5)	85,863	0.56	(6)	0.55	(6)	3.25	(6)	33

The accompanying notes are an integral part of these financial statements.

264

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Inflation Plus Fund - (continued)
For the Year Ended October 31, 2016
A	$10.57	$0.09	$0.39	$0.48	$—	$—	$—	$—	$11.05	4.54%	$229,329	0.98%	0.87	%(14)	0.87%	70%
B	10.18	(0.01)	0.40	0.39	—	—	—	—	10.57	3.83	5,154	1.83	1.62	(14)	(0.08)	70
C	10.17	0.01	0.38	0.39	—	—	—	—	10.56	3.83	146,289	1.69	1.62	(14)	0.10	70
I	10.73	0.13	0.39	0.52	—	—	—	—	11.25	4.85	62,726	0.76	0.62	(14)	1.16	70
R3	10.40	0.06	0.38	0.44	—	—	—	—	10.84	4.23	56,150	1.28	1.22	(14)	0.52	70
R4	10.56	0.08	0.40	0.48	—	—	—	—	11.04	4.55	15,684	0.98	0.92	(14)	0.78	70
R5	10.71	0.11	0.40	0.51	—	—	—	—	11.22	4.76	2,392	0.70	0.62	(14)	1.03	70
Y	10.75	0.11	0.42	0.53	—	—	—	—	11.28	4.93	101,942	0.57	0.57	(14)	0.99	70

For the Year Ended October 31, 2015
A	$10.79	$(0.04)	$(0.17)	$(0.21)	$(0.01)	$—	$—	$(0.01)	$10.57	(1.99)%	$257,100	0.94%	0.85%		(0.34)%	155%
B	10.47	(0.13)	(0.16)	(0.29)	—	—	—	—	10.18	(2.75)	10,385	1.78	1.60		(1.22)	155
C	10.47	(0.12)	(0.18)	(0.30)	—	—	—	—	10.17	(2.84)	178,363	1.66	1.60		(1.13)	155
I	10.94	(0.02)	(0.18)	(0.20)	(0.01)	—	—	(0.01)	10.73	(1.85)	63,658	0.73	0.60		(0.18)	155
R3	10.66	(0.06)	(0.20)	(0.26)	—	—	—	—	10.40	(2.40)	61,292	1.25	1.20		(0.60)	155
R4	10.79	(0.03)	(0.19)	(0.22)	(0.01)	—	—	(0.01)	10.56	(2.08)	19,243	0.95	0.90		(0.30)	155
R5	10.91	(0.01)	(0.18)	(0.19)	(0.01)	—	—	(0.01)	10.71	(1.77)	3,757	0.66	0.60		(0.12)	155
Y	10.95	—	(0.19)	(0.19)	(0.01)	—	—	(0.01)	10.75	(1.76)	197,882	0.54	0.54		0.03	155

For the Year Ended October 31, 2014
A	$11.32	$0.05	$(0.10)	$(0.05)	$(0.07)	$(0.41)	$—	$(0.48)	$10.79	(0.43)%	$339,993	0.92%	0.85%		0.48%	108%
B	11.05	(0.04)	(0.09)	(0.13)	(0.04)	(0.41)	—	(0.45)	10.47	(1.16)	16,784	1.74	1.60		(0.35)	108
C	11.05	(0.04)	(0.09)	(0.13)	(0.04)	(0.41)	—	(0.45)	10.47	(1.16)	240,647	1.63	1.60		(0.33)	108
I	11.45	0.06	(0.08)	(0.02)	(0.08)	(0.41)	—	(0.49)	10.94	(0.16)	91,095	0.67	0.60		0.58	108
R3	11.21	0.02	(0.11)	(0.09)	(0.05)	(0.41)	—	(0.46)	10.66	(0.74)	69,577	1.23	1.20		0.19	108
R4	11.33	0.05	(0.12)	(0.07)	(0.06)	(0.41)	—	(0.47)	10.79	(0.54)	22,639	0.92	0.90		0.43	108
R5	11.42	0.09	(0.11)	(0.02)	(0.08)	(0.41)	—	(0.49)	10.91	(0.16)	5,119	0.64	0.60		0.79	108
Y	11.46	0.09	(0.11)	(0.02)	(0.08)	(0.41)	—	(0.49)	10.95	(0.13)	231,771	0.52	0.52		0.84	108

For the Year Ended October 31, 2013
A	$12.65	$0.04	$(0.91)	$(0.87)	$(0.04)	$(0.42)	$—	$(0.46)	$11.32	(7.15)%	$507,889	0.88%	0.85%		0.34%	82%
B	12.44	(0.05)	(0.90)	(0.95)	(0.02)	(0.42)	—	(0.44)	11.05	(7.88)	28,633	1.69	1.60		(0.43)	82
C	12.43	(0.05)	(0.89)	(0.94)	(0.02)	(0.42)	—	(0.44)	11.05	(7.81)	375,906	1.60	1.60		(0.42)	82
I	12.76	0.06	(0.91)	(0.85)	(0.04)	(0.42)	—	(0.46)	11.45	(6.88)	124,329	0.65	0.60		0.51	82
R3	12.57	—	(0.91)	(0.91)	(0.03)	(0.42)	—	(0.45)	11.21	(7.49)	73,380	1.22	1.20		0.01	82
R4	12.66	0.04	(0.91)	(0.87)	(0.04)	(0.42)	—	(0.46)	11.33	(7.15)	29,584	0.91	0.90		0.30	82
R5	12.73	0.08	(0.93)	(0.85)	(0.04)	(0.42)	—	(0.46)	11.42	(6.90)	6,219	0.63	0.60		0.69	82
Y	12.76	0.07	(0.90)	(0.83)	(0.05)	(0.42)	—	(0.47)	11.46	(6.79)	287,361	0.51	0.51		0.60	82

For the Year Ended October 31, 2012
A	$12.36	$0.08	$0.80	$0.88	$(0.07)	$(0.52)	$—	$(0.59)	$12.65	7.41%	$851,003	0.86%	0.85%		0.69%	102%
B	12.22	(0.01)	0.79	0.78	(0.04)	(0.52)	—	(0.56)	12.44	6.65	53,262	1.66	1.60		(0.11)	102
C	12.21	(0.01)	0.79	0.78	(0.04)	(0.52)	—	(0.56)	12.43	6.66	717,899	1.59	1.59		(0.04)	102
I	12.44	0.11	0.81	0.92	(0.08)	(0.52)	—	(0.60)	12.76	7.70	297,985	0.64	0.60		0.91	102
R3	12.31	0.05	0.78	0.83	(0.05)	(0.52)	—	(0.57)	12.57	7.07	94,112	1.21	1.20		0.41	102
R4	12.37	0.08	0.80	0.88	(0.07)	(0.52)	—	(0.59)	12.66	7.39	41,261	0.91	0.90		0.69	102
R5	12.42	0.13	0.78	0.91	(0.08)	(0.52)	—	(0.60)	12.73	7.63	8,096	0.62	0.60		1.05	102
Y	12.44	0.12	0.80	0.92	(0.08)	(0.52)	—	(0.60)	12.76	7.73	378,089	0.50	0.50		0.99	102

The accompanying notes are an integral part of these financial statements.

265

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
Hartford Municipal Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.34	$0.11	$(0.19)	$(0.08)	$(0.11)	$—	$—	$(0.11)	$10.15	(0.75	)%(5)	$11,643	1.11	%(5)(6)	0.69	%(6)	2.23	%(6)	4%
C	10.34	0.09	(0.20)	(0.11)	(0.09)	—	—	(0.09)	10.14	(1.03	)(5)	3,200	1.82	(6)	1.05	(6)	1.87	(6)	4
I	10.34	0.12	(0.20)	(0.08)	(0.12)	—	—	(0.12)	10.14	(0.72	)(5)	6,305	0.82	(6)	0.44	(6)	2.47	(6)	4
F(7)	10.04	0.04	0.10	0.14	(0.04)	—	—	(0.04)	10.14	1.42	(5)	10	0.84	(6)	0.39	(6)	2.44	(6)	4

For the Year Ended October 31, 2016
A	$10.09	$0.21	$0.25	$0.46	$(0.21)	$—	$—	$(0.21)	$10.34	4.62%		$9,933	1.70%		0.70	%(15)	2.06%		13%
C	10.09	0.14	0.25	0.39	(0.14)	—	—	(0.14)	10.34	3.86		3,034	2.39		1.45	(15)	1.33		13
I	10.09	0.24	0.25	0.49	(0.24)	—	—	(0.24)	10.34	4.89		6,140	1.39		0.45	(15)	2.33		13

For the Period Ended October 31, 2015
A(16)	$10.00	$0.08	$0.09	$0.17	$(0.08)	$—	$—	$(0.08)	$10.09	1.67	%(5)	$3,075	1.11	%(6)	0.69	%(6)	1.83	%(6)	21%
C(16)	10.00	0.04	0.09	0.13	(0.04)	—	—	(0.04)	10.09	1.35	(5)	2,533	1.83	(6)	1.44	(6)	1.07	(6)	21
I	10.00	0.09	0.09	0.18	(0.09)	—	—	(0.09)	10.09	1.77	(5)	5,107	0.83	(6)	0.44	(6)	2.07	(6)	21

The Hartford Municipal Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.69	$0.11	$(0.18)	$(0.07)	$(0.11)	$—	$—	$(0.11)	$8.51	(0.81	)%(5)	$246,979	0.68	%(6)	0.68	%(6)	2.57	%(6)	13%
B	8.68	0.08	(0.18)	(0.10)	(0.08)	—	—	(0.08)	8.50	(1.19	)(5)	299	1.51	(6)	1.44	(6)	1.80	(6)	13
C	8.69	0.08	(0.18)	(0.10)	(0.08)	—	—	(0.08)	8.51	(1.19	)(5)	110,087	1.44	(6)	1.44	(6)	1.81	(6)	13
I	8.71	0.12	(0.18)	(0.06)	(0.12)	—	—	(0.12)	8.53	(0.69	)(5)	299,634	0.44	(6)	0.44	(6)	2.81	(6)	13
F(7)	8.46	0.04	0.06	0.10	(0.04)	—	—	(0.04)	8.52	1.18	(5)	10	0.39	(6)	0.39	(6)	2.93	(6)	13

For the Year Ended October 31, 2016
A	$8.53	$0.21	$0.16	$0.37	$(0.21)	$—	$—	$(0.21)	$8.69	4.40%		$283,275	0.70%		0.70	%(17)	2.44%		22%
B	8.53	0.15	0.15	0.30	(0.15)	—	—	(0.15)	8.68	3.50		964	1.51		1.45	(17)	1.74		22
C	8.54	0.15	0.15	0.30	(0.15)	—	—	(0.15)	8.69	3.50		127,960	1.46		1.45	(17)	1.69		22
I	8.55	0.23	0.17	0.40	(0.24)	—	—	(0.24)	8.71	4.66		337,900	0.46		0.45	(17)	2.68		22

For the Year Ended October 31, 2015
A	$8.53	$0.24	$—	$0.24	$(0.24)	$—	$—	$(0.24)	$8.53	2.85%		$212,254	0.81%		0.75%		2.82%		21%
B	8.53	0.18	(0.01)	0.17	(0.17)	—	—	(0.17)	8.53	2.08		2,425	1.63		1.51		2.06		21
C	8.54	0.18	(0.01)	0.17	(0.17)	—	—	(0.17)	8.54	2.08		97,729	1.57		1.51		2.07		21
I	8.55	0.26	—	0.26	(0.26)	—	—	(0.26)	8.55	3.10		166,610	0.56		0.50		3.08		21

For the Year Ended October 31, 2014
A	$8.24	$0.25	$0.30	$0.55	$(0.26)	$—	$—	$(0.26)	$8.53	6.70%		$192,531	0.90%		0.85%		3.03%		29%
B	8.23	0.19	0.30	0.49	(0.19)	—	—	(0.19)	8.53	6.04		3,216	1.72		1.60		2.30		29
C	8.24	0.19	0.30	0.49	(0.19)	—	—	(0.19)	8.54	6.03		91,177	1.66		1.60		2.29		29
I	8.25	0.27	0.31	0.58	(0.28)	—	—	(0.28)	8.55	7.08		102,341	0.65		0.60		3.26		29

For the Year Ended October 31, 2013
A	$8.66	$0.29	$(0.42)	$(0.13)	$(0.29)	$—	$—	$(0.29)	$8.24	(1.58)%		$153,818	0.91%		0.91%		3.35%		37%
B	8.66	0.22	(0.43)	(0.21)	(0.22)	—	—	(0.22)	8.23	(2.44)		4,161	1.72		1.66		2.60		37
C	8.67	0.22	(0.43)	(0.21)	(0.22)	—	—	(0.22)	8.24	(2.44)		86,844	1.66		1.66		2.60		37
I	8.68	0.31	(0.43)	(0.12)	(0.31)	—	—	(0.31)	8.25	(1.45)		58,996	0.66		0.66		3.60		37

The accompanying notes are an integral part of these financial statements.

266

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Municipal Opportunities Fund - (continued)
For the Year Ended October 31, 2012(10)
A	$8.01	$0.34	$0.65	$0.99	$(0.34)	$—	$—	$(0.34)	$8.66	12.58%		$202,931	0.91%		0.91%		4.05%		51%
B	8.01	0.28	0.65	0.93	(0.28)	—	—	(0.28)	8.66	11.75		5,597	1.72		1.66		3.32		51
C	8.02	0.28	0.65	0.93	(0.28)	—	—	(0.28)	8.67	11.73		117,699	1.67		1.66		3.31		51
I	8.03	0.36	0.65	1.01	(0.36)	—	—	(0.36)	8.68	12.83		78,183	0.67		0.66		4.31		51

The Hartford Municipal Real Return Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.31	$0.13	$(0.12)	$0.01	$(0.13)	$—	$—	$(0.13)	$9.19	0.07	%(5)	$103,183	0.74	%(6)	0.69	%(6)	2.76	%(6)	5%
B	9.23	0.09	(0.12)	(0.03)	(0.09)	—	—	(0.09)	9.11	(0.31	)(5)	113	1.63	(6)	1.44	(6)	2.01	(6)	5
C	9.26	0.09	(0.12)	(0.03)	(0.09)	—	—	(0.09)	9.14	(0.31	)(5)	20,569	1.49	(6)	1.44	(6)	2.02	(6)	5
I	9.34	0.14	(0.12)	0.02	(0.14)	—	—	(0.14)	9.22	0.20	(5)	44,629	0.48	(6)	0.44	(6)	3.00	(6)	5
Y	9.29	0.14	(0.12)	0.02	(0.14)	—	—	(0.14)	9.17	0.19	(5)	17,199	0.44	(6)	0.44	(6)	3.01	(6)	5
F(7)	9.21	0.05	0.01	0.06	(0.05)	—	—	(0.05)	9.22	0.61	(5)	10	0.44	(6)	0.39	(6)	3.11	(6)	5

For the Year Ended October 31, 2016
A	$9.16	$0.26	$0.15	$0.41	$(0.26)	$—	$—	$(0.26)	$9.31	4.52%		$104,013	0.77%		0.70	%(18)	2.79%		21%
B	9.07	0.19	0.16	0.35	(0.19)	—	—	(0.19)	9.23	3.88		320	1.60		1.45	(18)	2.08		21
C	9.10	0.19	0.16	0.35	(0.19)	—	—	(0.19)	9.26	3.88		25,611	1.51		1.45	(18)	2.05		21
I	9.18	0.28	0.16	0.44	(0.28)	—	—	(0.28)	9.34	4.89		24,545	0.53		0.45	(18)	3.02		21
Y	9.13	0.28	0.16	0.44	(0.28)	—	—	(0.28)	9.29	4.90		17,233	0.46		0.45	(18)	3.04		21

For the Year Ended October 31, 2015
A	$9.50	$0.26	$(0.33)	$(0.07)	$(0.27)	$—	$—	$(0.27)	$9.16	(0.77)%		$106,809	0.88%		0.74%		2.85%		26%
B	9.41	0.19	(0.33)	(0.14)	(0.20)	—	—	(0.20)	9.07	(1.54)		813	1.70		1.50		2.09		26
C	9.45	0.19	(0.34)	(0.15)	(0.20)	—	—	(0.20)	9.10	(1.63)		27,452	1.63		1.49		2.10		26
I	9.53	0.29	(0.35)	(0.06)	(0.29)	—	—	(0.29)	9.18	(0.62)		15,495	0.65		0.50		3.09		26
Y	9.48	0.29	(0.35)	(0.06)	(0.29)	—	—	(0.29)	9.13	(0.64)		18,220	0.58		0.49		3.10		26

For the Year Ended October 31, 2014
A	$9.27	$0.27	$0.23	$0.50	$(0.27)	$—	$—	$(0.27)	$9.50	5.46%		$115,957	0.90%		0.85%		2.89%		31%
B	9.19	0.20	0.22	0.42	(0.20)	—	—	(0.20)	9.41	4.62		1,497	1.73		1.60		2.15		31
C	9.22	0.20	0.23	0.43	(0.20)	—	—	(0.20)	9.45	4.71		32,022	1.64		1.60		2.14		31
I	9.29	0.29	0.25	0.54	(0.30)	—	—	(0.30)	9.53	5.82		16,682	0.66		0.60		3.12		31
Y	9.25	0.29	0.23	0.52	(0.29)	—	—	(0.29)	9.48	5.74		20,941	0.60		0.60		3.14		31

For the Year Ended October 31, 2013
A	$9.73	$0.24	$(0.46)	$(0.22)	$(0.24)	$—	$—	$(0.24)	$9.27	(2.30)%		$124,008	0.88%		0.85%		2.51%		20%
B	9.65	0.17	(0.46)	(0.29)	(0.17)	—	—	(0.17)	9.19	(3.05)		2,194	1.71		1.60		1.76		20
C	9.68	0.17	(0.46)	(0.29)	(0.17)	—	—	(0.17)	9.22	(3.05)		38,185	1.62		1.60		1.76		20
I	9.75	0.26	(0.46)	(0.20)	(0.26)	—	—	(0.26)	9.29	(2.05)		12,776	0.64		0.60		2.75		20
Y	9.70	0.26	(0.44)	(0.18)	(0.27)	—	—	(0.27)	9.25	(1.94)		22,365	0.58		0.58		2.78		20

For the Year Ended October 31, 2012
A	$9.20	$0.27	$0.54	$0.81	$(0.28)	$—	$—	$(0.28)	$9.73	8.87%		$157,918	0.87%		0.85%		2.89%		61%
B	9.13	0.21	0.52	0.73	(0.21)	—	—	(0.21)	9.65	8.03		3,497	1.68		1.60		2.18		61
C	9.15	0.20	0.54	0.74	(0.21)	—	—	(0.21)	9.68	8.11		49,791	1.62		1.60		2.13		61
I	9.22	0.29	0.54	0.83	(0.30)	—	—	(0.30)	9.75	9.12		20,061	0.64		0.60		3.07		61
Y	9.18	0.30	0.52	0.82	(0.30)	—	—	(0.30)	9.70	9.08		27,549	0.58		0.58		3.18		61

The accompanying notes are an integral part of these financial statements.

267

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
Hartford Municipal Short Duration Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.08	$0.06	$(0.08)	$(0.02)	$(0.06)	$—	$—	$(0.06)	$10.00	(0.21	)%(5)	$7,725	1.15	%(6)	0.69	%(6)	1.18	%(6)	7%
C	10.08	0.04	(0.08)	(0.04)	(0.04)	—	—	(0.04)	10.00	(0.43	)(5)	3,630	1.88	(6)	1.13	(6)	0.74	(6)	7
I	10.08	0.07	(0.08)	(0.01)	(0.07)	—	—	(0.07)	10.00	(0.09	)(5)	6,777	0.87	(6)	0.44	(6)	1.43	(6)	7
F(7)	9.96	0.02	0.04	0.06	(0.02)	—	—	(0.02)	10.00	0.65	(5)	10	0.91	(6)	0.39	(6)	1.43	(6)	7

For the Year Ended October 31, 2016
A	$10.06	$0.10	$0.02	$0.12	$(0.10)	$—	$—	$(0.10)	$10.08	1.15%		$8,383	1.55%		0.70	%(19)	0.95%		12%
C	10.05	0.02	0.03	0.05	(0.02)	—	—	(0.02)	10.08	0.50		4,067	2.29		1.45	(19)	0.20		12
I	10.06	0.12	0.02	0.14	(0.12)	—	—	(0.12)	10.08	1.40		5,915	1.27		0.45	(19)	1.20		12

For the Period Ended October 31, 2015
A(16)	$10.00	$0.03	$0.06	$0.09	$(0.03)	$—	$—	$(0.03)	$10.06	0.91	%(5)	$3,993	1.12	%(6)	0.69	%(6)	0.75	%(6)	6%
C(16)	10.00	—	0.05	0.05	—	—	—	—	10.05	0.53	(5)	3,137	1.82	(6)	1.44	(6)	(0.02	)(6)	6
I	10.00	0.04	0.06	0.10	(0.04)	—	—	(0.04)	10.06	1.01	(5)	5,106	0.78	(6)	0.44	(6)	0.97	(6)	6

The Hartford Quality Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.34	$0.07	$(0.21)	$(0.14)	$(0.09)	$(0.16)	$—	$(0.25)	$9.95	(1.33	)%(5)	$13,441	1.01	%(6)	0.95	%(6)	1.48	%(6)	61%
C	10.26	0.04	(0.21)	(0.17)	(0.05)	(0.16)	—	(0.21)	9.88	(1.61	)(5)	2,930	1.76	(6)	1.70	(6)	0.72	(6)	61
I	10.35	0.08	(0.20)	(0.12)	(0.10)	(0.16)	—	(0.26)	9.97	(1.10	)(5)	4,619	0.78	(6)	0.70	(6)	1.67	(6)	61
R3	10.32	0.06	(0.21)	(0.15)	(0.08)	(0.16)	—	(0.24)	9.93	(1.48	)(5)	284	1.36	(6)	1.25	(6)	1.25	(6)	61
R4	10.35	0.07	(0.20)	(0.13)	(0.09)	(0.16)	—	(0.25)	9.97	(1.20	)(5)	11	1.06	(6)	0.92	(6)	1.47	(6)	61
R5	10.35	0.09	(0.20)	(0.11)	(0.11)	(0.16)	—	(0.27)	9.97	(1.08	)(5)	43	0.75	(6)	0.65	(6)	1.79	(6)	61
Y	10.36	0.09	(0.20)	(0.11)	(0.11)	(0.16)	—	(0.27)	9.98	(1.07	)(5)	15	0.65	(6)	0.60	(6)	1.80	(6)	61
F(7)	9.94	0.04	0.03	0.07	(0.04)	—	—	(0.04)	9.97	0.71	(5)	106,385	0.66	(6)	0.55	(6)	2.39	(6)	61

For the Year Ended October 31, 2016
A	$10.19	$0.12	$0.24	$0.36	$(0.14)	$(0.07)	$—	$(0.21)	$10.34	3.54%		$14,294	1.04%		0.96	%(20)	1.14%		84%
C	10.12	0.04	0.23	0.27	(0.06)	(0.07)	—	(0.13)	10.26	2.70		3,890	1.78		1.71	(20)	0.40		84
I	10.21	0.14	0.24	0.38	(0.17)	(0.07)	—	(0.24)	10.35	3.73		12,254	0.78		0.71	(20)	1.40		84
R3	10.17	0.06	0.31	0.37	(0.15)	(0.07)	—	(0.22)	10.32	3.66		198	1.38		1.26	(20)	0.57		84
R4	10.19	0.08	0.33	0.41	(0.18)	(0.07)	—	(0.25)	10.35	4.08		24	1.07		0.96	(20)	0.75		84
R5	10.21	0.11	0.33	0.44	(0.23)	(0.07)	—	(0.30)	10.35	4.37		45	0.77		0.66	(20)	1.05		84
Y	10.21	0.16	0.24	0.40	(0.18)	(0.07)	—	(0.25)	10.36	3.90		93,809	0.67		0.61	(20)	1.53		84

For the Year Ended October 31, 2015
A	$10.19	$0.04	$0.16	$0.20	$(0.05)	$(0.15)	$—	$(0.20)	$10.19	2.01%		$11,513	1.18%		0.90%		0.43%		20%
C	10.15	(0.03)	0.16	0.13	(0.01)	(0.15)	—	(0.16)	10.12	1.28		2,453	1.93		1.64		(0.31)		20
I	10.20	0.07	0.17	0.24	(0.08)	(0.15)	—	(0.23)	10.21	2.37		2,283	0.89		0.61		0.71		20
R3	10.17	0.01	0.16	0.17	(0.02)	(0.15)	—	(0.17)	10.17	1.69		2,082	1.58		1.25		0.07		20
R4	10.19	0.04	0.16	0.20	(0.05)	(0.15)	—	(0.20)	10.19	1.95		2,100	1.28		0.95		0.37		20
R5	10.20	0.07	0.16	0.23	(0.07)	(0.15)	—	(0.22)	10.21	2.32		2,119	0.98		0.65		0.67		20
Y	10.20	0.07	0.17	0.24	(0.08)	(0.15)	—	(0.23)	10.21	2.36		9,547	0.89		0.60		0.72		20

The accompanying notes are an integral part of these financial statements.

268

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Quality Bond Fund - (continued)
For the Year Ended October 31, 2014
A	$9.82	$0.05	$0.39	$0.44	$(0.07)	$—	$—	$(0.07)	$10.19	4.48%		$8,568	1.26%		0.86%		0.52%		27%
C	9.79	(0.02)	0.39	0.37	(0.01)	—	—	(0.01)	10.15	3.75		1,882	2.01		1.61		(0.22)		27
I	9.82	0.08	0.39	0.47	(0.09)	—	—	(0.09)	10.20	4.83		2,119	0.98		0.58		0.81		27
R3	9.80	0.02	0.39	0.41	(0.04)	—	—	(0.04)	10.17	4.17		2,048	1.68		1.23		0.17		27
R4	9.81	0.05	0.39	0.44	(0.06)	—	—	(0.06)	10.19	4.53		2,060	1.38		0.93		0.47		27
R5	9.82	0.08	0.39	0.47	(0.09)	(0.00)	—	(0.09)	10.20	4.79		2,072	1.08		0.63		0.77		27
Y	9.82	0.08	0.39	0.47	(0.09)	—	—	(0.09)	10.20	4.84		9,333	0.98		0.58		0.82		27

For the Year Ended October 31, 2013(21)
A(21)	$10.00	$0.05	$(0.18)	$(0.13)	$(0.05)	$—	$—	$(0.05)	$9.82	(1.29	)%(5)	$6,849	1.28	%(6)	0.81	%(6)	0.52	%(6)	83	%(5)
C(21)	10.00	(0.02)	(0.18)	(0.20)	(0.01)	—	—	(0.01)	9.79	(1.99	)(5)	2,239	2.03	(6)	1.56	(6)	(0.23	)(6)	83	(5)
I(21)	10.00	0.07	(0.18)	(0.11)	(0.07)	—	—	(0.07)	9.82	(1.14	)(5)	2,036	1.03	(6)	0.55	(6)	0.76	(6)	83	(5)
R3(21)	10.00	0.01	(0.18)	(0.17)	(0.03)	—	—	(0.03)	9.80	(1.69	)(5)	1,966	1.72	(6)	1.20	(6)	0.12	(6)	83	(5)
R4(21)	10.00	0.04	(0.18)	(0.14)	(0.05)	—	—	(0.05)	9.81	(1.43	)(5)	1,972	1.42	(6)	0.90	(6)	0.41	(6)	83	(5)
R5(21)	10.00	0.07	(0.19)	(0.12)	(0.06)	(0.00)	—	(0.06)	9.82	(1.16	)(5)	1,977	1.12	(6)	0.60	(6)	0.71	(6)	83	(5)
Y(21)	10.00	0.07	(0.18)	(0.11)	(0.07)	—	—	(0.07)	9.82	(1.13	)(5)	8,902	1.02	(6)	0.55	(6)	0.76	(6)	83	(5)

The Hartford Short Duration Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.88	$0.10	$(0.02)	$0.08	$(0.10)	$—	$—	$(0.10)	$9.86	0.77	%(5)	$522,295	0.86	%(6)	0.85	%(6)	1.98	%(6)	21%
B	9.94	0.10	(0.01)	0.09	(0.10)	—	—	(0.10)	9.93	0.88	(5)	944	1.05	(6)	0.85	(6)	1.97	(6)	21
C	9.88	0.06	(0.02)	0.04	(0.06)	—	—	(0.06)	9.86	0.41	(5)	114,290	1.58	(6)	1.58	(6)	1.25	(6)	21
I	9.90	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	9.88	0.92	(5)	212,400	0.57	(6)	0.57	(6)	2.26	(6)	21
R3	9.86	0.08	(0.02)	0.06	(0.08)	—	—	(0.08)	9.84	0.63	(5)	1,317	1.22	(6)	1.14	(6)	1.70	(6)	21
R4	9.87	0.10	(0.02)	0.08	(0.10)	—	—	(0.10)	9.85	0.77	(5)	615	0.92	(6)	0.85	(6)	1.98	(6)	21
R5	9.86	0.11	(0.01)	0.10	(0.11)	—	—	(0.11)	9.85	1.02	(5)	712	0.60	(6)	0.55	(6)	2.27	(6)	21
Y	9.86	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	9.84	0.95	(5)	3,774	0.49	(6)	0.49	(6)	2.32	(6)	21
F(7)	9.88	0.04	—	0.04	(0.04)	—	—	(0.04)	9.88	0.39	(5)	41,137	0.49	(6)	0.49	(6)	2.52	(6)	21

For the Year Ended October 31, 2016
A	$9.80	$0.17	$0.08	$0.25	$(0.17)	$—	$—	$(0.17)	$9.88	2.56%		$530,178	0.90%		0.86	%(22)	1.69%		41%
B	9.85	0.16	0.10	0.26	(0.17)	—	—	(0.17)	9.94	2.66		2,393	1.04		0.86	(22)	1.67		41
C	9.80	0.09	0.09	0.18	(0.10)	—	—	(0.10)	9.88	1.80		125,548	1.61		1.61	(22)	0.94		41
I	9.82	0.19	0.09	0.28	(0.20)	—	—	(0.20)	9.90	2.86		189,645	0.57		0.57	(22)	1.98		41
R3	9.78	0.14	0.08	0.22	(0.14)	—	—	(0.14)	9.86	2.26		1,167	1.24		1.16	(22)	1.38		41
R4	9.79	0.17	0.08	0.25	(0.17)	—	—	(0.17)	9.87	2.56		661	0.94		0.86	(22)	1.68		41
R5	9.78	0.20	0.08	0.28	(0.20)	—	—	(0.20)	9.86	2.87		209	0.63		0.56	(22)	2.02		41
Y	9.78	0.20	0.08	0.28	(0.20)	—	—	(0.20)	9.86	2.92		45,768	0.51		0.51	(22)	2.05		41

For the Year Ended October 31, 2015
A	$9.91	$0.15	$(0.07)	$0.08	$(0.16)	$(0.03)	$—	$(0.19)	$9.80	0.80%		$469,337	0.90%		0.85%		1.51%		31%
B	9.96	0.16	(0.08)	0.08	(0.16)	(0.03)	—	(0.19)	9.85	0.80		4,450	1.03		0.85		1.56		31
C	9.91	0.08	(0.07)	0.01	(0.09)	(0.03)	—	(0.12)	9.80	0.05		120,116	1.60		1.60		0.81		31
I	9.93	0.19	(0.08)	0.11	(0.19)	(0.03)	—	(0.22)	9.82	1.11		126,578	0.54		0.54		1.87		31
R3	9.88	0.12	(0.06)	0.06	(0.13)	(0.03)	—	(0.16)	9.78	0.60		1,084	1.23		1.15		1.26		31
R4	9.89	0.15	(0.06)	0.09	(0.16)	(0.03)	—	(0.19)	9.79	0.90		677	0.92		0.85		1.56		31
R5	9.89	0.18	(0.07)	0.11	(0.19)	(0.03)	—	(0.22)	9.78	1.10		111	0.62		0.55		1.86		31
Y	9.88	0.19	(0.06)	0.13	(0.20)	(0.03)	—	(0.23)	9.78	1.25		8,412	0.51		0.51		1.91		31

The accompanying notes are an integral part of these financial statements.

269

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Short Duration Fund - (continued)
For the Year Ended October 31, 2014
A	$9.98	$0.15	$(0.03)	$0.12	$(0.15)	$(0.04)	$—	$(0.19)	$9.91	1.23%		$469,415	0.91%		0.85%		1.50%		50%
B	10.02	0.15	(0.02)	0.13	(0.15)	(0.04)	—	(0.19)	9.96	1.33		6,510	1.01		0.85		1.51		50
C	9.98	0.08	(0.03)	0.05	(0.08)	(0.04)	—	(0.12)	9.91	0.48		128,158	1.60		1.60		0.76		50
I	10.00	0.18	(0.03)	0.15	(0.18)	(0.04)	—	(0.22)	9.93	1.52		208,183	0.55		0.55		1.79		50
R3	9.96	0.12	(0.04)	0.08	(0.12)	(0.04)	—	(0.16)	9.88	0.84		879	1.23		1.15		1.20		50
R4	9.97	0.15	(0.04)	0.11	(0.15)	(0.04)	—	(0.19)	9.89	1.14		997	0.92		0.85		1.50		50
R5	9.96	0.18	(0.03)	0.15	(0.18)	(0.04)	—	(0.22)	9.89	1.54		109	0.61		0.55		1.80		50
Y	9.96	0.18	(0.03)	0.15	(0.19)	(0.04)	—	(0.23)	9.88	1.49		5,134	0.50		0.50		1.83		50

For the Year Ended October 31, 2013
A	$10.05	$0.17	$(0.05)	$0.12	$(0.17)	$(0.02)	$—	$(0.19)	$9.98	1.20%		$451,357	0.88%		0.85%		1.66%		51%
B	10.05	0.17	(0.01)	0.16	(0.17)	(0.02)	—	(0.19)	10.02	1.60		9,589	0.99		0.85		1.67		51
C	10.05	0.09	(0.05)	0.04	(0.09)	(0.02)	—	(0.11)	9.98	0.44		133,623	1.60		1.60		0.93		51
I	10.07	0.20	(0.05)	0.15	(0.20)	(0.02)	—	(0.22)	10.00	1.48		105,812	0.57		0.57		1.96		51
R3	10.03	0.13	(0.04)	0.09	(0.14)	(0.02)	—	(0.16)	9.96	0.90		527	1.23		1.15		1.35		51
R4	10.04	0.17	(0.05)	0.12	(0.17)	(0.02)	—	(0.19)	9.97	1.20		928	0.92		0.85		1.69		51
R5	10.03	0.20	(0.05)	0.15	(0.20)	(0.02)	—	(0.22)	9.96	1.51		112	0.61		0.55		1.98		51
Y	10.03	0.20	(0.05)	0.15	(0.20)	(0.02)	—	(0.22)	9.96	1.55		3,002	0.51		0.51		2.03		51

For the Year Ended October 31, 2012
A	$9.83	$0.20	$0.23	$0.43	$(0.21)	$—	$—	$(0.21)	$10.05	4.37%		$279,952	0.86%		0.85%		2.03%		61%
B	9.82	0.20	0.24	0.44	(0.21)	—	—	(0.21)	10.05	4.48		7,959	0.97		0.85		2.04		61
C	9.83	0.13	0.22	0.35	(0.13)	—	—	(0.13)	10.05	3.60		136,515	1.60		1.60		1.28		61
I	9.84	0.23	0.23	0.46	(0.23)	—	—	(0.23)	10.07	4.75		117,449	0.58		0.58		2.30		61
R3	9.81	0.17	0.23	0.40	(0.18)	—	—	(0.18)	10.03	4.07		258	1.23		1.15		1.72		61
R4	9.81	0.20	0.24	0.44	(0.21)	—	—	(0.21)	10.04	4.48		783	0.93		0.85		2.02		61
R5	9.81	0.23	0.23	0.46	(0.24)	—	—	(0.24)	10.03	4.69		106	0.62		0.55		2.33		61
Y	9.80	0.23	0.24	0.47	(0.24)	—	—	(0.24)	10.03	4.84		4,967	0.50		0.50		2.34		61

The Hartford Strategic Income Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.76	$0.19	$0.14	$0.33	$(0.23)	$—	$—	$(0.23)	$8.86	3.88	%(5)	$116,009	1.03	%(6)	0.95	%(6)	4.44	%(6)	38%
B	8.78	0.19	0.14	0.33	(0.23)	—	—	(0.23)	8.88	3.84	(5)	1,061	1.12	(6)	0.95	(6)	4.44	(6)	38
C	8.79	0.16	0.14	0.30	(0.20)	—	—	(0.20)	8.89	3.46	(5)	67,950	1.74	(6)	1.70	(6)	3.69	(6)	38
I	8.79	0.20	0.14	0.34	(0.24)	—	—	(0.24)	8.89	4.00	(5)	35,184	0.75	(6)	0.70	(6)	4.69	(6)	38
R3	8.75	0.18	0.13	0.31	(0.22)	—	—	(0.22)	8.84	3.62	(5)	207	1.44	(6)	1.25	(6)	4.14	(6)	38
R4	8.76	0.19	0.14	0.33	(0.23)	—	—	(0.23)	8.86	3.85	(5)	96	1.08	(6)	0.95	(6)	4.45	(6)	38
R5	8.76	0.20	0.15	0.35	(0.25)	—	—	(0.25)	8.86	4.05	(5)	409	0.75	(6)	0.65	(6)	4.74	(6)	38
R6	8.75	0.20	0.15	0.35	(0.25)	—	—	(0.25)	8.85	4.08	(5)	11	0.64	(6)	0.60	(6)	4.76	(6)	38
Y	8.75	0.21	0.15	0.36	(0.25)	—	—	(0.25)	8.86	4.07	(5)	307	0.64	(6)	0.60	(6)	4.80	(6)	38
F(7)	8.79	0.07	0.09	0.16	(0.06)	—	—	(0.06)	8.89	1.83	(5)	154,274	0.65	(6)	0.60	(6)	4.79	(6)	38

The accompanying notes are an integral part of these financial statements.

270

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Strategic Income Fund - (continued)
For the Year Ended October 31, 2016
A	$8.53	$0.39	$0.19	$0.58	$(0.35)	$—	$—	$(0.35)	$8.76	7.02%		$120,051	1.05%	0.96	%(23)	4.54%	55%
B	8.53	0.37	0.21	0.58	(0.33)	—	—	(0.33)	8.78	6.98		2,205	1.27	1.11	(23)	4.37	55
C	8.55	0.32	0.20	0.52	(0.28)	—	—	(0.28)	8.79	6.27		74,607	1.75	1.71	(23)	3.78	55
I	8.55	0.41	0.21	0.62	(0.38)	—	—	(0.38)	8.79	7.29		31,317	0.75	0.71	(23)	4.79	55
R3	8.51	0.36	0.20	0.56	(0.32)	—	—	(0.32)	8.75	6.81		267	1.42	1.26	(23)	4.23	55
R4	8.52	0.39	0.20	0.59	(0.35)	—	—	(0.35)	8.76	7.15		224	1.08	0.96	(23)	4.55	55
R5	8.52	0.42	0.20	0.62	(0.38)	—	—	(0.38)	8.76	7.49		413	0.76	0.66	(23)	4.87	55
R6	8.52	0.42	0.19	0.61	(0.38)	—	—	(0.38)	8.75	7.43		11	0.65	0.61	(23)	4.88	55
Y	8.52	0.42	0.19	0.61	(0.38)	—	—	(0.38)	8.75	7.43		164,098	0.65	0.61	(23)	4.89	55

For the Year Ended October 31, 2015
A	$9.30	$0.37	$(0.57)	$(0.20)	$(0.37)	$(0.20)	$—	$(0.57)	$8.53	(2.23)%		$123,510	1.03%	0.95%		4.23%	66%
B	9.30	0.32	(0.59)	(0.27)	(0.30)	(0.20)	—	(0.50)	8.53	(3.00)		4,019	1.85	1.70		3.60	66
C	9.32	0.32	(0.59)	(0.27)	(0.30)	(0.20)	—	(0.50)	8.55	(2.97)		86,887	1.74	1.70		3.61	66
I	9.33	0.41	(0.60)	(0.19)	(0.39)	(0.20)	—	(0.59)	8.55	(1.97)		29,189	0.73	0.70		4.61	66
R3	9.29	0.35	(0.59)	(0.24)	(0.34)	(0.20)	—	(0.54)	8.51	(2.64)		314	1.41	1.25		4.04	66
R4	9.30	0.38	(0.59)	(0.21)	(0.37)	(0.20)	—	(0.57)	8.52	(2.34)		175	1.08	0.95		4.37	66
R5	9.30	0.41	(0.60)	(0.19)	(0.39)	(0.20)	—	(0.59)	8.52	(2.05)		306	0.75	0.65		4.70	66
R6(24)	9.27	0.41	(0.56)	(0.15)	(0.40)	(0.20)	—	(0.60)	8.52	(1.66	)(5)	10	0.69 (6)	0.59	(6)	4.78 (6)	66
Y	9.30	0.41	(0.59)	(0.18)	(0.40)	(0.20)	—	(0.60)	8.52	(1.99)		111,277	0.64	0.60		4.70	66

For the Year Ended October 31, 2014
A	$9.21	$0.36	$0.10	$0.46	$(0.37)	$—	$—	$(0.37)	$9.30	5.06%		$144,172	1.01%	0.95%		3.82%	71%
B	9.21	0.29	0.10	0.39	(0.30)	—	—	(0.30)	9.30	4.25		6,367	1.82	1.70		3.10	71
C	9.23	0.29	0.10	0.39	(0.30)	—	—	(0.30)	9.32	4.26		109,960	1.72	1.69		3.08	71
I	9.24	0.38	0.10	0.48	(0.39)	—	—	(0.39)	9.33	5.32		48,809	0.71	0.68		4.09	71
R3	9.21	0.33	0.09	0.42	(0.34)	—	—	(0.34)	9.29	4.64		213	1.40	1.25		3.54	71
R4	9.21	0.36	0.10	0.46	(0.37)	—	—	(0.37)	9.30	5.06		131	1.05	0.95		3.83	71
R5	9.21	0.38	0.11	0.49	(0.40)	—	—	(0.40)	9.30	5.38		120	0.73	0.65		4.10	71
Y	9.20	0.39	0.11	0.50	(0.40)	—	—	(0.40)	9.30	5.55		113,356	0.63	0.60		4.25	71

For the Year Ended October 31, 2013
A	$9.70	$0.36	$(0.21)	$0.15	$(0.36)	$(0.28)	$—	$(0.64)	$9.21	1.67%		$160,916	0.99%	0.95%		3.93%	55%
B	9.70	0.29	(0.21)	0.08	(0.29)	(0.28)	—	(0.57)	9.21	0.91		9,233	1.79	1.70		3.09	55
C	9.72	0.29	(0.21)	0.08	(0.29)	(0.28)	—	(0.57)	9.23	0.90		129,507	1.69	1.68		3.07	55
I	9.73	0.37	(0.19)	0.18	(0.39)	(0.28)	—	(0.67)	9.24	1.93		50,963	0.70	0.69		4.00	55
R3	9.70	0.35	(0.22)	0.13	(0.34)	(0.28)	—	(0.62)	9.21	1.40		242	1.39	1.25		3.74	55
R4	9.70	0.36	(0.21)	0.15	(0.36)	(0.28)	—	(0.64)	9.21	1.68		143	1.03	0.95		3.91	55
R5	9.70	0.39	(0.21)	0.18	(0.39)	(0.28)	—	(0.67)	9.21	1.98		114	0.71	0.65		4.20	55
Y	9.69	0.40	(0.21)	0.19	(0.40)	(0.28)	—	(0.68)	9.20	2.04		214,550	0.61	0.60		4.30	55

For the Year Ended October 31, 2012
A	$9.20	$0.37	$0.51	$0.88	$(0.35)	$(0.03)	$—	$(0.38)	$9.70	9.80%		$219,909	0.98%	0.96%		3.90%	121%
B	9.20	0.30	0.51	0.81	(0.28)	(0.03)	—	(0.31)	9.70	8.96		12,461	1.78	1.72		3.17	121
C	9.21	0.30	0.52	0.82	(0.28)	(0.03)	—	(0.31)	9.72	9.11		209,271	1.69	1.69		3.17	121
I	9.22	0.39	0.53	0.92	(0.38)	(0.03)	—	(0.41)	9.73	10.18		104,759	0.70	0.70		4.11	121
R3	9.20	0.33	0.52	0.85	(0.32)	(0.03)	—	(0.35)	9.70	9.47		141	1.34	1.27		3.56	121
R4	9.20	0.36	0.52	0.88	(0.35)	(0.03)	—	(0.38)	9.70	9.79		132	1.02	0.97		3.88	121
R5	9.20	0.39	0.52	0.91	(0.38)	(0.03)	—	(0.41)	9.70	10.12		112	0.71	0.67		4.20	121
Y	9.20	0.36	0.54	0.90	(0.38)	(0.03)	—	(0.41)	9.69	10.08		171,127	0.60	0.60		3.82	121

The accompanying notes are an integral part of these financial statements.

271

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.48	$0.13	$(0.12)	$0.01	$(0.13)	$—	$—	$(0.13)	$10.36	0.14	%(5)	$742,269	0.85	%(6)	0.85	%(6)	2.64	%(6)	29%
B	10.39	0.09	(0.11)	(0.02)	(0.09)	—	—	(0.09)	10.28	(0.25	)(5)	1,488	2.03	(6)	1.62	(6)	1.85	(6)	29
C	10.50	0.10	(0.12)	(0.02)	(0.10)	—	—	(0.10)	10.38	(0.22	)(5)	63,425	1.59	(6)	1.59	(6)	1.90	(6)	29
I	10.49	0.15	(0.13)	0.02	(0.14)	—	—	(0.14)	10.37	0.25	(5)	205,263	0.70	(6)	0.62	(6)	2.85	(6)	29
R3	10.68	0.12	(0.12)	—	(0.12)	—	—	(0.12)	10.56	–	(5)	6,299	1.17	(6)	1.17	(6)	2.32	(6)	29
R4	10.66	0.14	(0.12)	0.02	(0.14)	—	—	(0.14)	10.54	0.16	(5)	14,372	0.85	(6)	0.85	(6)	2.64	(6)	29
R5	10.65	0.15	(0.11)	0.04	(0.15)	—	—	(0.15)	10.54	0.31	(5)	1,432	0.55	(6)	0.55	(6)	2.93	(6)	29
R6	10.64	0.16	(0.11)	0.05	(0.16)	—	—	(0.16)	10.53	0.45	(5)	502	0.44	(6)	0.44	(6)	3.10	(6)	29
Y	10.65	0.16	(0.12)	0.04	(0.16)	—	—	(0.16)	10.53	0.36	(5)	429,122	0.44	(6)	0.44	(6)	3.03	(6)	29
F(7)	10.32	0.06	0.05	0.11	(0.05)	—	—	(0.05)	10.38	1.09	(5)	663,414	0.44	(6)	0.44	(6)	3.25	(6)	29

For the Year Ended October 31, 2016
A	$10.28	$0.28	$0.22	$0.50	$(0.25)	$(0.02)	$(0.03)	$(0.30)	$10.48	4.77%		$782,964	0.87%		0.87	%(25)	2.68%		41%
B	10.20	0.20	0.21	0.41	(0.18)	(0.02)	(0.02)	(0.22)	10.39	4.09		4,406	1.89		1.63	(25)	1.92		41
C	10.30	0.20	0.22	0.42	(0.18)	(0.02)	(0.02)	(0.22)	10.50	4.10		73,841	1.60		1.60	(25)	1.95		41
I	10.30	0.30	0.22	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.49	5.08		115,889	0.61		0.61	(25)	2.86		41
R3	10.48	0.25	0.22	0.47	(0.23)	(0.02)	(0.02)	(0.27)	10.68	4.51		5,943	1.18		1.18	(25)	2.37		41
R4	10.46	0.28	0.22	0.50	(0.25)	(0.02)	(0.03)	(0.30)	10.66	4.85		15,348	0.86		0.86	(25)	2.69		41
R5	10.46	0.32	0.20	0.52	(0.28)	(0.02)	(0.03)	(0.33)	10.65	5.16		1,473	0.56		0.56	(25)	3.00		41
R6	10.45	0.32	0.21	0.53	(0.29)	(0.02)	(0.03)	(0.34)	10.64	5.15		11	0.45		0.45	(25)	3.07		41
Y	10.45	0.33	0.21	0.54	(0.29)	(0.02)	(0.03)	(0.34)	10.65	5.27		1,031,478	0.45		0.45	(25)	3.10		41

For the Year Ended October 31, 2015
A	$10.71	$0.23	$(0.21)	$0.02	$(0.22)	$(0.23)	$—	$(0.45)	$10.28	0.35%		$672,638	0.87%		0.87%		2.20%		57%
B	10.63	0.15	(0.20)	(0.05)	(0.15)	(0.23)	—	(0.38)	10.20	(0.50)		10,528	1.86		1.62		1.43		57
C	10.72	0.16	(0.20)	(0.04)	(0.15)	(0.23)	—	(0.38)	10.30	(0.38)		67,147	1.59		1.59		1.50		57
I	10.72	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.30	0.67		23,201	0.56		0.56		2.60		57
R3	10.90	0.21	(0.21)	—	(0.19)	(0.23)	—	(0.42)	10.48	0.07		6,198	1.16		1.16		1.93		57
R4	10.88	0.24	(0.20)	0.04	(0.23)	(0.23)	—	(0.46)	10.46	0.39		15,610	0.84		0.84		2.25		57
R5	10.88	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.46	0.68		1,423	0.55		0.55		2.57		57
R6(24)	10.87	0.27	(0.20)	0.07	(0.26)	(0.23)	—	(0.49)	10.45	0.65	(5)	10	0.50	(6)	0.50	(6)	2.61	(6)	57
Y	10.87	0.28	(0.20)	0.08	(0.27)	(0.23)	—	(0.50)	10.45	0.79		1,103,177	0.44		0.44		2.67		57

For the Year Ended October 31, 2014
A	$10.48	$0.24	$0.22	$0.46	$(0.23)	$—	$—	$(0.23)	$10.71	4.46%		$602,306	1.00%		0.91%		2.26%		84%
B	10.40	0.16	0.22	0.38	(0.15)	—	—	(0.15)	10.63	3.72		19,329	1.93		1.65		1.52		84
C	10.49	0.16	0.22	0.38	(0.15)	—	—	(0.15)	10.72	3.68		70,539	1.72		1.65		1.51		84
I	10.49	0.27	0.22	0.49	(0.26)	—	—	(0.26)	10.72	4.75		11,737	0.67		0.62		2.51		84
R3	10.66	0.21	0.23	0.44	(0.20)	—	—	(0.20)	10.90	4.16		6,868	1.28		1.21		1.96		84
R4	10.64	0.24	0.23	0.47	(0.23)	—	—	(0.23)	10.88	4.48		16,342	0.96		0.90		2.26		84
R5	10.64	0.27	0.24	0.51	(0.27)	—	—	(0.27)	10.88	4.79		978	0.67		0.60		2.55		84
Y	10.63	0.29	0.22	0.51	(0.27)	—	—	(0.27)	10.87	4.89		1,003,275	0.56		0.51		2.66		84

The accompanying notes are an integral part of these financial statements.

272

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital		Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Total Return Bond Fund - (continued)
For the Year Ended October 31, 2013
A	$11.16	$0.23	$(0.32)	$(0.09)	$(0.26)	$(0.33)	$—		$(0.59)	$10.48	(0.83)%		$586,762	0.99%		0.95%		2.15%		106%
B	11.08	0.15	(0.32)	(0.17)	(0.18)	(0.33)	—		(0.51)	10.40	(1.58)		31,258	1.88		1.70		1.39		106
C	11.18	0.15	(0.33)	(0.18)	(0.18)	(0.33)	—		(0.51)	10.49	(1.66)		78,034	1.70		1.70		1.40		106
I	11.17	0.26	(0.32)	(0.06)	(0.29)	(0.33)	—		(0.62)	10.49	(0.55)		6,771	0.68		0.68		2.42		106
R3	11.35	0.20	(0.33)	(0.13)	(0.23)	(0.33)	—		(0.56)	10.66	(1.21)		7,655	1.28		1.25		1.85		106
R4	11.33	0.23	(0.33)	(0.10)	(0.26)	(0.33)	—		(0.59)	10.64	(0.92)		15,725	0.96		0.95		2.15		106
R5	11.33	0.26	(0.33)	(0.07)	(0.29)	(0.33)	—		(0.62)	10.64	(0.61)		664	0.67		0.65		2.44		106
Y	11.32	0.28	(0.34)	(0.06)	(0.30)	(0.33)	—		(0.63)	10.63	(0.52)		883,706	0.55		0.55		2.55		106

For the Year Ended October 31, 2012(10)
A	$10.76	$0.29	$0.50	$0.79	$(0.34)	$(0.05)	$—		$(0.39)	$11.16	7.50%		$696,383	0.98%		0.89%		2.64%		77%
B	10.69	0.20	0.50	0.70	(0.26)	(0.05)	—		(0.31)	11.08	6.66		47,026	1.85		1.64		1.90		77
C	10.78	0.21	0.50	0.71	(0.26)	(0.05)	—		(0.31)	11.18	6.70		105,330	1.69		1.63		1.90		77
I	10.77	0.31	0.51	0.82	(0.37)	(0.05)	—		(0.42)	11.17	7.78		11,177	0.68		0.62		2.92		77
R3	10.94	0.26	0.51	0.77	(0.31)	(0.05)	—		(0.36)	11.35	7.14		9,944	1.27		1.19		2.35		77
R4	10.92	0.29	0.51	0.80	(0.34)	(0.05)	—		(0.39)	11.33	7.47		21,940	0.95		0.89		2.65		77
R5	10.92	0.32	0.51	0.83	(0.37)	(0.05)	—		(0.42)	11.33	7.79		1,018	0.66		0.59		2.94		77
Y	10.91	0.33	0.51	0.84	(0.38)	(0.05)	—		(0.43)	11.32	7.91		952,621	0.55		0.49		3.04		77

The Hartford Unconstrained Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.56	$0.17	$0.05	$0.22	$(0.15)	$—	$—		$(0.15)	$9.63	2.36	%(5)	$42,843	1.26	%(6)	0.99	%(6)	3.52	%(6)	35%
B	9.56	0.13	0.05	0.18	(0.12)	—	—		(0.12)	9.62	1.88	(5)	313	2.20	(6)	1.74	(6)	2.76	(6)	35
C	9.58	0.13	0.06	0.19	(0.12)	—	—		(0.12)	9.65	1.98	(5)	9,101	1.94	(6)	1.74	(6)	2.77	(6)	35
I	9.57	0.18	0.05	0.23	(0.17)	—	—		(0.17)	9.63	2.38	(5)	4,808	0.96	(6)	0.74	(6)	3.77	(6)	35
R3	9.55	0.15	0.06	0.21	(0.14)	—	—		(0.14)	9.62	2.22	(5)	107	1.53	(6)	1.27	(6)	3.20	(6)	35
R4	9.55	0.17	0.04	0.21	(0.15)	—	—		(0.15)	9.61	2.25	(5)	539	1.22	(6)	0.99	(6)	3.51	(6)	35
R5	9.55	0.18	0.06	0.24	(0.17)	—	—		(0.17)	9.62	2.41	(5)	1,225	0.92	(6)	0.69	(6)	3.86	(6)	35
Y	9.53	0.18	0.06	0.24	(0.17)	—	—		(0.17)	9.60	2.51	(5)	10	0.79	(6)	0.69	(6)	3.72	(6)	35
F(7)	9.60	0.07	0.02	0.09	(0.06)	—	—		(0.06)	9.63	0.92	(5)	7,006	0.85	(6)	0.64	(6)	4.13	(6)	35

For the Year Ended October 31, 2016
A	$9.65	$0.37	$(0.13)	$0.24	$(0.31)	$—	$(0.02)		$(0.33)	$9.56	2.62%		$47,433	1.28%		1.01	%(26)	3.88%		38%
B	9.64	0.30	(0.12)	0.18	(0.24)	—	(0.02)		(0.26)	9.56	1.85		595	2.20		1.76	(26)	3.12		38
C	9.67	0.30	(0.13)	0.17	(0.24)	—	(0.02)		(0.26)	9.58	1.86		10,652	1.96		1.76	(26)	3.12		38
I	9.65	0.39	(0.11)	0.28	(0.34)	—	(0.02)		(0.36)	9.57	2.98		5,477	0.94		0.76	(26)	4.16		38
R3	9.63	0.34	(0.11)	0.23	(0.29)	—	(0.02)		(0.31)	9.55	2.31		228	1.54		1.31	(26)	3.61		38
R4	9.64	0.37	(0.13)	0.24	(0.31)	—	(0.02)		(0.33)	9.55	2.62		560	1.23		1.01	(26)	3.87		38
R5	9.63	0.39	(0.11)	0.28	(0.34)	—	(0.02)		(0.36)	9.55	2.92		116	0.93		0.71	(26)	4.18		38
Y	9.62	0.39	(0.12)	0.27	(0.34)	—	(0.02)		(0.36)	9.53	2.92		21,266	0.82		0.71	(26)	4.18		38

For the Year Ended October 31, 2015
A	$10.07	$0.31	$(0.44)	$(0.13)	$(0.28)	$—	$(0.01)		$(0.29)	$9.65	(1.29)%		$56,678	1.17%		0.99%		3.14%		67%
B	10.06	0.23	(0.43)	(0.20)	(0.22)	—	(0.00	)(13)	(0.22)	9.64	(1.93)		1,169	2.11		1.74		2.35		67
C	10.09	0.24	(0.44)	(0.20)	(0.22)	—	(0.00	)(13)	(0.22)	9.67	(2.02)		12,517	1.86		1.74		2.42		67
I	10.07	0.34	(0.44)	(0.10)	(0.31)	—	(0.01)		(0.32)	9.65	(1.04)		4,075	0.81		0.74		3.42		67
R3	10.05	0.28	(0.44)	(0.16)	(0.26)	—	(0.00	)(13)	(0.26)	9.63	(1.49)		144	1.45		1.29		2.86		67
R4	10.05	0.32	(0.44)	(0.12)	(0.28)	—	(0.01)		(0.29)	9.64	(1.20)		454	1.14		0.99		3.20		67
R5	10.05	0.34	(0.44)	(0.10)	(0.31)	—	(0.01)		(0.32)	9.63	(0.90)		112	0.83		0.69		3.49		67
Y	10.04	0.34	(0.44)	(0.10)	(0.31)	—	(0.01)		(0.32)	9.62	(1.01)		19,916	0.73		0.69		3.50		67

The accompanying notes are an integral part of these financial statements.

273

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets(4)		Portfolio Turnover
The Hartford Unconstrained Bond Fund - (continued)
For the Year Ended October 31, 2014
A	$10.06	$0.29	$0.02	$0.31	$(0.26)	$—	$(0.04)	$(0.30)	$10.07	3.16%		$70,192	1.17%		0.99%		2.86%		62%
B	10.06	0.21	0.02	0.23	(0.20)	—	(0.03)	(0.23)	10.06	2.30		1,974	2.08		1.74		2.12		62
C	10.09	0.21	0.02	0.23	(0.20)	—	(0.03)	(0.23)	10.09	2.29		15,869	1.86		1.74		2.11		62
I	10.07	0.31	0.02	0.33	(0.28)	—	(0.05)	(0.33)	10.07	3.32		5,311	0.77		0.73		3.10		62
R3	10.05	0.26	0.02	0.28	(0.24)	—	(0.04)	(0.28)	10.05	2.76		193	1.46		1.29		2.56		62
R4	10.05	0.29	0.02	0.31	(0.27)	—	(0.04)	(0.31)	10.05	3.07		161	1.15		0.99		2.85		62
R5	10.05	0.32	0.02	0.34	(0.29)	—	(0.05)	(0.34)	10.05	3.37		113	0.85		0.69		3.17		62
Y	10.03	0.32	0.02	0.34	(0.28)	—	(0.05)	(0.33)	10.04	3.48		19,584	0.73		0.69		3.16		62

For the Year Ended October 31, 2013
A	$10.51	$0.25	$(0.41)	$(0.16)	$(0.29)	$—	$—	$(0.29)	$10.06	(1.54)%		$85,062	1.13%		0.99%		2.43%		69%
B	10.51	0.17	(0.41)	(0.24)	(0.21)	—	—	(0.21)	10.06	(2.28)		3,234	2.01		1.74		1.68		69
C	10.53	0.17	(0.40)	(0.23)	(0.21)	—	—	(0.21)	10.09	(2.18)		18,711	1.82		1.74		1.67		69
I	10.51	0.28	(0.40)	(0.12)	(0.32)	—	—	(0.32)	10.07	(1.19)		1,602	0.76		0.74		2.69		69
R3	10.50	0.22	(0.41)	(0.19)	(0.26)	—	—	(0.26)	10.05	(1.83)		179	1.44		1.29		2.17		69
R4	10.50	0.25	(0.41)	(0.16)	(0.29)	—	—	(0.29)	10.05	(1.54)		130	1.11		0.99		2.46		69
R5	10.50	0.28	(0.41)	(0.13)	(0.32)	—	—	(0.32)	10.05	(1.24)		149	0.82		0.69		2.75		69
Y	10.48	0.29	(0.42)	(0.13)	(0.32)	—	—	(0.32)	10.03	(1.24)		17,992	0.71		0.69		2.85		69

For the Year Ended October 31, 2012
A	$10.06	$0.37	$0.47	$0.84	$(0.39)	$—	$—	$(0.39)	$10.51	8.47%		$120,395	1.09%		0.77%		3.59%		134%
B	10.05	0.30	0.47	0.77	(0.31)	—	—	(0.31)	10.51	7.77		5,187	1.96		1.53		2.92		134
C	10.07	0.29	0.48	0.77	(0.31)	—	—	(0.31)	10.53	7.76		29,736	1.79		1.52		2.83		134
I(27)	10.30	0.13	0.21	0.34	(0.13)	—	—	(0.13)	10.51	3.35	(5)	1,132	0.83	(6)	0.62	(6)	2.93	(6)	134
R3	10.04	0.33	0.49	0.82	(0.36)	—	—	(0.36)	10.50	8.27		141	1.40		1.06		3.20		134
R4	10.04	0.37	0.48	0.85	(0.39)	—	—	(0.39)	10.50	8.60		111	1.07		0.77		3.57		134
R5	10.04	0.40	0.48	0.88	(0.42)	—	—	(0.42)	10.50	8.92		111	0.77		0.47		3.87		134
Y	10.04	0.48	0.38	0.86	(0.42)	—	—	(0.42)	10.48	8.73		115	0.72		0.69		4.70		134

The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.36	$0.06	$(0.11)	$(0.05)	$—	$—	$—	$—	$10.31	(0.48	)%(5)	$377,911	1.07	%(6)	1.05	%(6)	1.15	%(6)	48%
C	10.29	0.02	(0.11)	(0.09)	—	—	—	—	10.20	(0.87	)(5)	122,694	1.78	(6)	1.78	(6)	0.42	(6)	48
I	10.39	0.07	(0.11)	(0.04)	—	—	—	—	10.35	(0.29	)(5)	2,910,872	0.81	(6)	0.80	(6)	1.39	(6)	48
R3	10.35	0.04	(0.11)	(0.07)	—	—	—	—	10.28	(0.68	)(5)	1,953	1.39	(6)	1.35	(6)	0.85	(6)	48
R4	10.37	0.06	(0.11)	(0.05)	—	—	—	—	10.32	(0.48	)(5)	868	1.09	(6)	1.05	(6)	1.15	(6)	48
R5	10.38	0.07	(0.10)	(0.03)	—	—	—	—	10.35	(0.29	)(5)	2,167	0.79	(6)	0.75	(6)	1.45	(6)	48
R6	10.40	0.08	(0.12)	(0.04)	—	—	—	—	10.36	(0.38	)(5)	848	0.70	(6)	0.69	(6)	1.52	(6)	48
Y	10.40	0.08	(0.11)	(0.03)	—	—	—	—	10.37	(0.29	)(5)	417,383	0.67	(6)	0.67	(6)	1.53	(6)	48
F(7)	10.32	0.02	0.01	0.03	—	—	—	—	10.35	0.29	(5)	157,438	0.67	(6)	0.67	(6)	1.39	(6)	48

For the Year Ended October 31, 2016
A	$10.47	$0.11	$0.07	$0.18	$—	$(0.26)	$(0.03)	$(0.29)	$10.36	1.78%		$481,126	1.13%		1.07	%(28)	1.12%		122%
C	10.46	0.04	0.06	0.10	—	(0.26)	(0.01)	(0.27)	10.29	0.95		155,828	1.79		1.79	(28)	0.40		122
I	10.49	0.14	0.06	0.20	—	(0.26)	(0.04)	(0.30)	10.39	1.91		2,407,302	0.81		0.81	(28)	1.39		122
R3	10.48	0.09	0.06	0.15	—	(0.26)	(0.02)	(0.28)	10.35	1.48		1,882	1.41		1.37	(28)	0.85		122
R4	10.48	0.11	0.07	0.18	—	(0.26)	(0.03)	(0.29)	10.37	1.79		1,228	1.10		1.07	(28)	1.11		122
R5	10.48	0.15	0.06	0.21	—	(0.26)	(0.05)	(0.31)	10.38	2.02		1,137	0.83		0.77	(28)	1.46		122
R6	10.49	0.16	0.06	0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.14		790	0.74		0.72	(28)	1.52		122
Y	10.49	0.15	0.07	0.22	—	(0.26)	(0.05)	(0.31)	10.40	2.15		568,934	0.69		0.69	(28)	1.50		122

The accompanying notes are an integral part of these financial statements.

274

Fixed Income Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford World Bond Fund - (continued)
For the Year Ended October 31, 2015
A	$10.76	$0.09	$—		$0.09	$(0.38)	$—	$—	$(0.38)	$10.47	0.82%	$624,111	1.08%	1.05%	0.84%	99%
C	10.74	0.01	0.01	(29)	0.02	(0.30)	—	—	(0.30)	10.46	0.17	175,560	1.77	1.77	0.13	99
I	10.77	0.12	—		0.12	(0.40)	—	—	(0.40)	10.49	1.16	2,283,590	0.77	0.77	1.13	99
R3	10.77	0.06	(0.01)		0.05	(0.34)	—	—	(0.34)	10.48	0.48	810	1.39	1.35	0.55	99
R4	10.78	0.10	(0.02)		0.08	(0.38)	—	—	(0.38)	10.48	0.71	4,850	1.08	1.05	0.98	99
R5	10.76	0.12	—		0.12	(0.40)	—	—	(0.40)	10.48	1.19	297	0.83	0.75	1.17	99
R6	10.78	0.14	(0.02)		0.12	(0.41)	—	—	(0.41)	10.49	1.18 (5)	188	0.74 (6)	0.70 (6)	1.32 (6)	99
Y	10.77	0.13	—		0.13	(0.41)	—	—	(0.41)	10.49	1.27	634,789	0.67	0.67	1.24	99

For the Year Ended October 31, 2014
A	$10.63	$0.12	$0.17		$0.29	$(0.13)	$(0.03)	$—	$(0.16)	$10.76	2.74%	$422,689	1.02%	0.99%	1.15%	140%
C	10.61	0.04	0.17		0.21	(0.05)	(0.03)	—	(0.08)	10.74	2.00	179,147	1.76	1.73	0.41	140
I	10.64	0.15	0.17		0.32	(0.16)	(0.03)	—	(0.19)	10.77	3.03	1,966,455	0.76	0.74	1.40	140
R3	10.64	0.09	0.17		0.26	(0.10)	(0.03)	—	(0.13)	10.77	2.42	759	1.39	1.32	0.82	140
R4	10.64	0.12	0.18		0.30	(0.13)	(0.03)	—	(0.16)	10.78	2.80	725	1.07	1.02	1.12	140
R5	10.63	0.15	0.17		0.32	(0.16)	(0.03)	—	(0.19)	10.76	3.03	226	0.79	0.70	1.42	140
Y	10.64	0.16	0.17		0.33	(0.17)	(0.03)	—	(0.20)	10.77	3.11	517,167	0.67	0.64	1.50	140

For the Year Ended October 31, 2013
A	$10.77	$0.10	$0.06		$0.16	$(0.18)	$(0.12)	$—	$(0.30)	$10.63	1.47%	$481,684	1.03%	0.93%	0.95%	129%
C	10.76	0.02	0.05		0.07	(0.10)	(0.12)	—	(0.22)	10.61	0.67	177,802	1.77	1.67	0.21	129
I	10.78	0.13	0.05		0.18	(0.20)	(0.12)	—	(0.32)	10.64	1.71	891,048	0.79	0.69	1.19	129
R3	10.78	0.06	0.05		0.11	(0.13)	(0.12)	—	(0.25)	10.64	1.03	519	1.40	1.25	0.60	129
R4	10.78	0.10	0.05		0.15	(0.17)	(0.12)	—	(0.29)	10.64	1.40	976	1.08	0.95	0.92	129
R5	10.77	0.13	0.06		0.19	(0.21)	(0.12)	—	(0.33)	10.63	1.73	372	0.79	0.65	1.18	129
Y	10.78	0.14	0.05		0.19	(0.21)	(0.12)	—	(0.33)	10.64	1.81	340,669	0.68	0.58	1.30	129

For the Year Ended October 31, 2012
A	$10.32	$0.10	$0.59		$0.69	$(0.20)	$(0.04)	$—	$(0.24)	$10.77	6.79%	$250,916	1.11%	0.95%	0.95%	191%
C	10.31	0.02	0.60		0.62	(0.13)	(0.04)	—	(0.17)	10.76	6.12	97,235	1.83	1.67	0.19	191
I	10.32	0.12	0.60		0.72	(0.22)	(0.04)	—	(0.26)	10.78	7.11	421,508	0.86	0.70	1.14	191
R3	10.32	0.09	0.57		0.66	(0.16)	(0.04)	—	(0.20)	10.78	6.51	1,297	1.51	1.25	0.85	191
R4	10.32	0.12	0.57		0.69	(0.19)	(0.04)	—	(0.23)	10.78	6.82	1,345	1.21	0.95	1.15	191
R5	10.32	0.15	0.56		0.71	(0.22)	(0.04)	—	(0.26)	10.77	7.03	1,276	0.91	0.65	1.45	191
Y	10.32	0.12	0.61		0.73	(0.23)	(0.04)	—	(0.27)	10.78	7.18	197,637	0.73	0.57	1.12	191

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)	Excluding the expenses not subject to cap, the ratios would have been 1.25%, 2.00%, 1.00%, 1.55%, 1.25%, 0.95% and 0.90% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(9)	Excluding the expenses not subject to cap, the ratios would have been 1.00%, 1.75%, 1.73%, 0.73%, 1.25%, 1.00%, 0.70% and 0.65% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(10)	Net investment income (loss) per share amounts have been calculated using the Securities and Exchange Commission method.

The accompanying notes are an integral part of these financial statements.

275

Fixed Income Funds

Financial Highlights – (continued)

(11)	Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.75% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(12)	Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.80%, 1.80%, 0.80%, 1.35%, 1.05%, 0.75% and 0.70% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(13)	Included in this amount are tax distributions from capital of less than ($0.01).
(14)	Excluding the expenses not subject to cap, the ratios would have been 0.85%, 1.60%, 1.60%, 0.60%, 1.20%, 0.90%, 0.60% and 0.55% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(15)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44% and 0.44% for Class A, Class C and Class I, respectively.
(16)	Commenced operations on May 29, 2015.
(17)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44%, 1.44% and 0.44% for Class A, Class B, Class C and Class I, respectively.
(18)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44%, 1.44%, 0.44% and 0.44% for Class A, Class B, Class C, Class I and Class Y, respectively.
(19)	Excluding the expenses not subject to cap, the ratios would have been 0.69%, 1.44% and 0.44%, for Class A, Class C and Class I , respectively.
(20)	Excluding the expenses not subject to cap, the ratios would have been 0.95%, 1.70%, 0.70%, 1.25%, 0.95%, 0.65% and 0.60% for Class A, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(21)	Commenced operations on November 30, 2012.
(22)	Excluding the expenses not subject to cap, the ratios would have been 0.85%, 0.85%, 1.60%, 0.56%, 1.15%, 0.85%, 0.55% and 0.50% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(23)	Excluding the expenses not subject to cap, the ratios would have been 0.95%, 1.10%, 1.70%, 0.70%, 1.25%, 0.95%, 0.65%, 0.60% and 0.60% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(24)	Commenced operations on November 7, 2014.
(25)	Excluding the expenses not subject to cap, the ratios would have been 0.86%, 1.62%, 1.59%, 0.60%, 1.17%, 0.85%, 0.55%, 0.44% and 0.44% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(26)	Excluding the expenses not subject to cap, the ratios would have been 0.99%, 1.74%, 1.74%, 0.74%, 1.29%, 0.99%, 0.69% and 0.69% for Class A, Class B, Class C, Class I, Class R3, Class R4, Class R5 and Class Y, respectively.
(27)	Commenced operations on May 25, 2012.
(28)	Excluding the expenses not subject to cap, the ratios would have been 1.05%, 1.77%, 0.79%, 1.35%, 1.05%, 0.75%, 0.70% and 0.67% for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6 and Class Y, respectively.
(29)	Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

The accompanying notes are an integral part of these financial statements.

276

Hartford Funds - Fixed Income Funds

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of forty-four and fourteen series, respectively, as of April 30, 2017. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds, Inc.:

The Hartford Emerging Markets Local Debt Fund (the “Emerging Markets Local Debt Fund”)

The Hartford Floating Rate Fund (the “Floating Rate Fund”)

The Hartford Floating Rate High Income Fund (the “Floating Rate High Income Fund”)

The Hartford High Yield Fund (the “High Yield Fund”)

The Hartford Inflation Plus Fund (the “Inflation Plus Fund”)

Hartford Municipal Income Fund (the “Municipal Income Fund”)

The Hartford Municipal Opportunities Fund (the “Municipal Opportunities Fund”)

Hartford Municipal Short Duration Fund (the “Municipal Short Duration Fund”)

The Hartford Quality Bond Fund (the “Quality Bond Fund”)

The Hartford Short Duration Fund (the “Short Duration Fund”)

The Hartford Strategic Income Fund (the “Strategic Income Fund”)

The Hartford Total Return Bond Fund (the “Total Return Bond Fund”)

The Hartford Unconstrained Bond Fund (the “Unconstrained Bond Fund”)

The Hartford World Bond Fund (the “World Bond Fund”)

The Hartford Mutual Funds II, Inc.:

The Hartford Municipal Real Return Fund (the “Municipal Real Return Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund, are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund offers Class A, Class T, Class C, Class I and Class F shares. As of April 30, 2017, Class T shares have not commenced operations. In addition, each Fund, except Emerging Markets Local Debt Fund, Floating Rate High Income Fund, Municipal Income Fund, Municipal Short Duration Fund, Quality Bond Fund and World Bond Fund offer Class B shares. Additionally, each Fund, except Municipal Income Fund, Municipal Opportunities Fund, Municipal Real Return Fund and Municipal Short Duration Fund, offer Class R3, Class R4 and Class R5 shares. Each Fund offers Class Y shares, except Municipal Income Fund, Municipal Opportunities Fund and Municipal Short Duration Fund. Strategic Income Fund, Total Return Bond Fund and World Bond Fund offer Class R6 shares. Class A shares of each Fund, except Floating Rate Fund, Floating Rate High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class A shares are sold with a front-end sales charge of up to 3.00% for Floating Rate Fund and Floating Rate High Income Fund and up to 2.00% for Short Duration Fund. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, R6, Y and F shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years. No new or additional investments are allowed in Class B shares (including investments through any systematic investment plan). It is anticipated that all Class B shares will convert to Class A shares on or before September 30, 2017.

Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the prospectus. Reinstatement privileges with respect to Class B shares are set forth in the prospectus. For investors electing to reinvest gains and

277

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

dividends, any such gains or dividends on Class B shares will continue to be reinvested in Class B shares of the applicable Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the respective Company’s Board of Directors. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the respective Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the respective Company’s Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

278

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date. Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the respective Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of each Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by each Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of each Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of each Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

279

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statements of Operations, as applicable.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.

280

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the respective Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2017.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2017.

c)	Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2017.

281

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

d)	Mortgage Related and Other Asset Backed Securities – A Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage related and other asset backed securities as of April 30, 2017.

e)	Inflation Indexed Bonds – A Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation indexed bonds as of April 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.

During the six-month period ended April 30, 2017, Inflation Plus Fund had engaged in Bond Forwards.

b)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

282

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Floating Rate Fund, Floating Rate High Income Fund, High Yield Fund, Inflation Plus Fund, Quality Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Foreign Currency Contracts.

c)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Inflation Plus Fund, Quality Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Futures Contracts.

d)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Options Contracts.

283

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Transactions involving written option contracts during the six-month period ended April 30, 2017, are summarized below:

Emerging Markets Local Debt Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	8,104,000	$165,616
Written	36,399,000	511,486
Expired	(5,046,000)	(41,525)
Closed	(22,931,000)	(355,256)
Exercised	—	—

End of Period	16,526,000	$280,321

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	18,951,000	$270,251
Written	28,872,000	252,459
Expired	(13,789,000)	(120,833)
Closed	(15,313,000)	(222,263)
Exercised	—	—

End of Period	18,721,000	$179,614

Strategic Income Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	23,970,000	244,356
Expired	—	—
Closed	—	—
Exercised	—	—

End of Period	23,970,000	$244,356

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	55,729,000	421,569
Expired	(21,345,000)	(82,112)
Closed	—	—
Exercised	(10,414,000)	(54,375)

End of Period	23,970,000	$285,082

284

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Total Return Bond Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	3,000,000	—
Expired	—	—
Closed	(3,000,000)	—
Exercised	—	—

End of Period	—	$—

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	108,642,000	471,649
Expired	(72,658,000)	(277,668)
Closed	—	—
Exercised	(35,984,000)	(193,981)

End of Period	—	$—

Unconstrained Bond Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	4,335,000	44,192
Expired	—	—
Closed	—	—
Exercised	—	—

End of Period	4,335,000	$44,192

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	11,378,000	81,824
Expired	(4,731,000)	(18,201)
Closed	—	—
Exercised	(2,312,000)	(12,066)

End of Period	4,335,000	$51,557

285

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

World Bond Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Call Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	95,768,000	$1,089,174
Written	20,324,000	426,933
Expired	(83,297,000)	(757,096)
Closed	—	—
Exercised	(13,432,000)	(395,505)

End of Period	19,363,000	$363,506

Put Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	236,866,000	$988,935
Written	1,293	48,488
Expired	(183,746,293)	(864,809)
Closed	(53,121,000)	(172,614)
Exercised	—	—

End of Period	—	$—

e)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the respective Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated

286

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2017, High Yield Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

287

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Real Return Fund, Strategic Income Fund, Total Return Bond Fund, Unconstrained Bond Fund and World Bond Fund had engaged in Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Funds’ investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended April 30, 2017, World Bond Fund had engaged in Total Return Swap Contracts.

Cross Currency Swaps – Certain Funds may enter into cross currency swap agreements to gain or mitigate exposure to currency risk. A cross currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Cross currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a cross currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

During the six-month period ended April 30, 2017, Emerging Markets Local Debt Fund, Strategic Income Fund, Total Return Bond Fund and Unconstrained Bond Fund had engaged in Cross Currency Swaps.

f)	Additional Derivative Instrument Information:

Emerging Markets Local Debt Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$85,233	$281,368	$—	$—	$—	$—	$366,601
Unrealized appreciation on futures contracts(1)	1,589	—	—	—	—	—	1,589
Unrealized appreciation on foreign currency contracts	—	5,673,466	—	—	—	—	5,673,466
Unrealized appreciation on swap contracts(2)	11,858	11,951	—	—	—	—	23,809

Total	$98,680	$5,966,785	$—	$—	$—	$—	$6,065,465

Liabilities:
Unrealized depreciation on futures contracts(1)	$11,120	$—	$—	$—	$—	$—	$11,120
Unrealized depreciation on foreign currency contracts	—	5,429,043	—	—	—	—	5,429,043
Written options, market value	—	177,458	—	—	—	—	177,458
Unrealized depreciation on swap contracts(2)	8,048	799	—	—	—	—	8,847

Total	$19,168	$5,607,300	$—	$—	$—	$—	$5,626,468

288

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Local Debt Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(131,816)	$—	$—	$—	$—	$(131,816)
Net realized gain (loss) on futures contracts	17,991	—	—	—	—	—	17,991
Net realized gain (loss) on written options contracts	—	461,506	—	—	—	—	461,506
Net realized gain (loss) on swap contracts	76,840	11,854	—	—	—	—	88,694
Net realized gain (loss) on foreign currency contracts	—	(293,247)	—	—	—	—	(293,247)

Total	$94,831	$48,297	$—	$—	$—	$—	$143,128

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(42,474)	$(40,159)	$—	$—	$—	$—	$(82,633)
Net change in unrealized appreciation (depreciation) of futures contracts	(16,218)	—	—	—	—	—	(16,218)
Net change in unrealized appreciation (depreciation) of written options contracts	—	200,416	—	—	—	—	200,416
Net change in unrealized appreciation (depreciation) of swap contracts	69,619	(3,443)	—	—	—	—	66,176
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	778,433	—	—	—	—	778,433

Total	$10,927	$935,247	$—	$—	$—	$—	$946,174

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	6,241,055,333
Futures Contracts Long	7
Futures Contracts Short	(15)
Written Options Contracts	(27,657,333)
Swap Contracts	$11,820,062,730
Foreign Currency Contracts Purchased	$156,107,692
Foreign Currency Contracts Sold	$129,348,574

Floating Rate Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$46,126	$—	$—	$—	$—	$46,126

Total	$—	$46,126	$—	$—	$—	$—	$46,126

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$1,904,499	$—	$—	$—	$—	$1,904,499

Total	$—	$1,904,499	$—	$—	$—	$—	$1,904,499

289

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(979,937)	$—	$—	$—	$—	$(979,937)

Total	$—	$(979,937)	$—	$—	$—	$—	$(979,937)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(1,164,020)	$—	$—	$—	$—	$(1,164,020)

Total	$—	$(1,164,020)	$—	$—	$—	$—	$(1,164,020)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$2,949,082
Foreign Currency Contracts Sold	$113,938,736

Floating Rate High Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$10,153	$—	$—	$—	$—	$10,153

Total	$—	$10,153	$—	$—	$—	$—	$10,153

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$258,554	$—	$—	$—	$—	$258,554

Total	$—	$258,554	$—	$—	$—	$—	$258,554

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(170,154)	$—	$—	$—	$—	$(170,154)

Total	$—	$(170,154)	$—	$—	$—	$—	$(170,154)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(203,895)	$—	$—	$—	$—	$(203,895)

Total	$—	$(203,895)	$—	$—	$—	$—	$(203,895)

290

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate High Income Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$1,296,349
Foreign Currency Contracts Sold	$10,388,346

High Yield Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$—	$—	$54,789	$—	$—	$—	$54,789

Total	$—	$—	$54,789	$—	$—	$—	$54,789

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$21,496	$—	$—	$—	$—	$21,496

Total	$—	$21,496	$—	$—	$—	$—	$21,496

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$—	$—	$506,125	$—	$—	$—	$506,125
Net realized gain (loss) on foreign currency contracts	—	33,459	—	—	—	—	33,459

Total	$—	$33,459	$506,125	$—	$—	$—	$539,584

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$111,209	$—	$—	$—	$111,209
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	22,436	—	—	—	—	22,436

Total	$—	$22,436	$111,209	$—	$—	$—	$133,645

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts	$8,816,167
Foreign Currency Contracts Purchased	$637,942
Foreign Currency Contracts Sold	$3,291,204

291

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Inflation Plus Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$322,612	$—	$—	$—	$—	$—	$322,612
Unrealized appreciation on bond forward contracts	197,364	—	—	—	—	—	197,364
Unrealized appreciation on foreign currency contracts	—	1,003,240	—	—	—	—	1,003,240
Unrealized appreciation on swap contracts(2)	1,955,110	—	14,813	—	—	—	1,969,923

Total	$2,475,086	$1,003,240	$14,813	$—	$—	$—	$3,493,139

Liabilities:
Unrealized depreciation on futures contracts(1)	$131,353	$—	$—	$—	$—	$—	$131,353
Unrealized depreciation on bond forward contracts	2,177	—	—	—	—	—	2,177
Unrealized depreciation on foreign currency contracts	—	812,635	—	—	—	—	812,635
Unrealized depreciation on swap contracts(2)	235,345	—	—	—	—	—	235,345

Total	$368,875	$812,635	$—	$—	$—	$—	$1,181,510

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$441,602	$—	$—	$—	$—	$—	$441,602
Net realized gain (loss) on swap contracts	(4,993)	—	637,668	—	—	—	632,675
Net realized gain (loss) on bond forward contracts	(596,581)	—	—	—	—	—	(596,581)
Net realized gain (loss) on foreign currency contracts	—	428,645	—	—	—	—	428,645

Total	$(159,972)	$428,645	$637,668	$—	$—	$—	$906,341

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$256,923	$—	$—	$—	$—	$—	$256,923
Net change in unrealized appreciation (depreciation) of swap contracts	1,316,647	—	(496,439)	—	—	—	820,208
Net change in unrealized appreciation (depreciation) of bond forward contracts	307,843	—	—	—	—	—	307,843
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(211,370)	—	—	—	—	(211,370)

Total	$1,881,413	$(211,370)	$(496,439)	$—	$—	$—	$1,173,604

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	286
Futures Contracts Short	(305)
Swap Contracts	$105,232,535
Bond Forward Contracts	$55,136,501
Foreign Currency Contracts Purchased	$12,692,498
Foreign Currency Contracts Sold	$81,431,763

292

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Municipal Real Return Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$2,830,123	$—	$—	$—	$—	$—	$2,830,123

Total	$2,830,123	$—	$—	$—	$—	$—	$2,830,123

Liabilities:
Unrealized depreciation on swap contracts(1)	$810,213	$—	$—	$—	$—	$—	$810,213

Total	$810,213	$—	$—	$—	$—	$—	$810,213

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on swap contracts	$(467,746)	$—	$—	$—	$—	$—	$(467,746)

Total	$(467,746)	$—	$—	$—	$—	$—	$(467,746)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$2,136,739	$—	$—	$—	$—	$—	$2,136,739

Total	$2,136,739	$—	$—	$—	$—	$—	$2,136,739

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Swap Contracts	$148,006,333

Quality Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$182,838	$—	$—	$—	$—	$—	$182,838
Unrealized appreciation on foreign currency contracts	—	46,877	—	—	—	—	46,877

Total	$182,838	$46,877	$—	$—	$—	$—	$229,715

Liabilities:
Unrealized depreciation on futures contracts(1)	$179,720	$—	$—	$—	$—	$—	$179,720

Total	$179,720	$—	$—	$—	$—	$—	$179,720

293

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Quality Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(873,123)	$—	$—	$—	$—	$—	$(873,123)
Net realized gain (loss) on swap contracts	(8,424)	—	—	—	—	—	(8,424)
Net realized gain (loss) on foreign currency contracts	—	(66,923)	—	—	—	—	(66,923)

Total	$(881,547)	$(66,923)	$—	$—	$—	$—	$(948,470)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$308,787	$—	$—	$—	$—	$—	$308,787
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	46,877	—	—	—	—	46,877

Total	$308,787	$46,877	$—	$—	$—	$—	$355,664

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	134
Futures Contracts Short	(55)
Foreign Currency Contracts Sold	$6,413,287

Short Duration Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$153,879	$—	$—	$—	$—	$—	$153,879

Total	$153,879	$—	$—	$—	$—	$—	$153,879

Liabilities:
Unrealized depreciation on futures contracts(1)	$960,733	$—	$—	$—	$—	$—	$960,733
Unrealized depreciation on foreign currency contracts	—	15,943	—	—	—	—	15,943

Total	$960,733	$15,943	$—	$—	$—	$—	$976,676

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$2,667,018	$—	$—	$—	$—	$—	$2,667,018
Net realized gain (loss) on foreign currency contracts	—	(29,531)	—	—	—	—	(29,531)

Total	$2,667,018	$(29,531)	$—	$—	$—	$—	$2,637,487

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(1,370,042)	$—	$—	$—	$—	$—	$(1,370,042)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(15,943)	—	—	—	—	(15,943)

Total	$(1,370,042)	$(15,943)	$—	$—	$—	$—	$(1,385,985)

294

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Short Duration Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	478
Futures Contracts Short	(958)
Foreign Currency Contracts Sold	$1,136,366

Strategic Income Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$73,223	$—	$—	$—	$—	$73,223
Unrealized appreciation on futures contracts(1)	1,626,284	—	—	—	—	—	1,626,284
Unrealized appreciation on foreign currency contracts	—	858,529	—	—	—	—	858,529
Unrealized appreciation on swap contracts(2)	615,543	6,930	1,140,196	—	—	—	1,762,669

Total	$2,241,827	$938,682	$1,140,196	$—	$—	$—	$4,320,705

Liabilities:
Unrealized depreciation on futures contracts(1)	$181,277	$556,966	$—	$—	$—	$—	$738,243
Unrealized depreciation on foreign currency contracts	—	1,010,233	—	—	—	—	1,010,233
Written options, market value	443,776	—	—	—	—	—	443,776
Unrealized depreciation on swap contracts(2)	—	3,109	1,574,261	—	—	—	1,577,370

Total	$625,053	$1,570,308	$1,574,261	$—	$—	$—	$3,769,622

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(19,476)	$—	$—	$—	$—	$(19,476)
Net realized gain (loss) on futures contracts	(3,983,474)	501,871	—	—	—	—	(3,481,603)
Net realized gain (loss) on written options contracts	—	82,112	—	—	—	—	82,112
Net realized gain (loss) on swap contracts	325,308	(31,516)	3,388,635	—	—	—	3,682,427
Net realized gain (loss) on foreign currency contracts	—	(1,997,725)	—	—	—	—	(1,997,725)

Total	$(3,658,166)	$(1,464,734)	$3,388,635	$—	$—	$—	$(1,734,265)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$40,590	$—	$—	$—	$—	$40,590
Net change in unrealized appreciation (depreciation) of futures contracts	2,681,606	(496,746)	—	—	—	—	2,184,860
Net change in unrealized appreciation (depreciation) of swap contracts	454,217	(7,692)	(655,069)	—	—	—	(208,544)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,005,069	—	—	—	—	1,005,069

Total	$3,135,823	$541,221	$(655,069)	$—	$—	$—	$3,021,975

295

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Strategic Income Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	6,967,667
Futures Contracts Long	1,201
Futures Contracts Short	(462)
Written Options Contracts	(29,059,500)
Swap Contracts	$220,583,924
Foreign Currency Contracts Purchased	$53,151,388
Foreign Currency Contracts Sold	$63,690,151

Total Return Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$249,479	$—	$—	$—	$—	$249,479
Unrealized appreciation on futures contracts(1)	2,639,816	—	—	—	—	—	2,639,816
Unrealized appreciation on foreign currency contracts	—	2,546,305	—	—	—	—	2,546,305
Unrealized appreciation on swap contracts(2)	1,144,210	9,314	1,758,274	—	—	—	2,911,798

Total	$3,784,026	$2,805,098	$1,758,274	$—	$—	$—	$8,347,398

Liabilities:
Unrealized depreciation on futures contracts(1)	$1,469,600	$—	$—	$—	$—	$—	$1,469,600
Unrealized depreciation on foreign currency contracts	—	2,058,882	—	—	—	—	2,058,882
Unrealized depreciation on swap contracts(2)	—	10,375	4,007,508	—	—	—	4,017,883

Total	$1,469,600	$2,069,257	$4,007,508	$—	$—	$—	$7,546,365

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$211,432	$(37,622)	$—	$—	$—	$—	$173,810
Net realized gain (loss) on futures contracts	(1,191,867)	—	—	—	—	—	(1,191,867)
Net realized gain (loss) on written options contracts	(75,949)	277,668	—	—	—	—	201,719
Net realized gain (loss) on swap contracts	4,608,474	—	967,338	—	—	—	5,575,812
Net realized gain (loss) on foreign currency contracts	—	(704,383)	—	—	—	—	(704,383)

Total	$3,552,090	$(464,337)	$967,338	$—	$—	$—	$4,055,091

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$137,152	$—	$—	$—	$—	$137,152
Net change in unrealized appreciation (depreciation) of futures contracts	3,297,850	—	—	—	—	—	3,297,850
Net change in unrealized appreciation (depreciation) of swap contracts	295,628	(1,061)	(2,939,579)	—	—	—	(2,645,012)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	753,275	—	—	—	—	753,275

Total	$3,593,478	$889,366	$(2,939,579)	$—	$—	$—	$1,543,265

296

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Total Return Bond Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	19,586,800
Futures Contracts Long	2,850
Futures Contracts Short	(2,295)
Written Options Contracts	(34,021,000)
Swap Contracts	$483,157,603
Foreign Currency Contracts Purchased	$44,707,107
Foreign Currency Contracts Sold	$110,832,809

Unconstrained Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$3,740	$13,445	$—	$—	$—	$—	$17,185
Unrealized appreciation on futures contracts(1)	81,579	—	—	—	—	—	81,579
Unrealized appreciation on foreign currency contracts	—	150,575	—	—	—	—	150,575
Unrealized appreciation on swap contracts(2)	252,291	730	237,171	—	—	—	490,192

Total	$337,610	$164,750	$237,171	$—	$—	$—	$739,531

Liabilities:
Unrealized depreciation on futures contracts(1)	$323,041	$—	$—	$—	$—	$—	$323,041
Unrealized depreciation on foreign currency contracts	—	175,472	—	—	—	—	175,472
Written options, market value	80,257	—	—	—	—	—	80,257
Unrealized depreciation on swap contracts(2)	635	57	365,816	—	—	—	366,508

Total	$403,933	$175,529	$365,816	$—	$—	$—	$945,278

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(4,751)	$—	$—	$—	$—	$(4,751)
Net realized gain (loss) on futures contracts	803,114	—	—	—	—	—	803,114
Net realized gain (loss) on written options contracts	—	18,200	—	—	—	—	18,200
Net realized gain (loss) on swap contracts	123,102	(6,957)	(108,657)	—	—	—	7,488
Net realized gain (loss) on foreign currency contracts	—	(46,760)	—	—	—	—	(46,760)

Total	$926,216	$(40,268)	$(108,657)	$—	$—	$—	$777,291

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(1,742)	$8,069	$—	$—	$—	$—	$6,327
Net change in unrealized appreciation (depreciation) of futures contracts	(261,325)	—	—	—	—	—	(261,325)
Net change in unrealized appreciation (depreciation) of written options contracts	—	15,492	—	—	—	—	15,492
Net change in unrealized appreciation (depreciation) of swap contracts	213,471	(1,836)	(184,866)	—	—	—	26,769
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	71,756	—	—	—	—	71,756

Total	$(49,596)	$93,481	$(184,866)	$—	$—	$—	$(140,981)

297

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Unconstrained Bond Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	4,471,667
Futures Contracts Long	114
Futures Contracts Short	(301)
Written Options Contracts	(5,465,000)
Swap Contracts	$50,756,400
Foreign Currency Contracts Purchased	$5,056,134
Foreign Currency Contracts Sold	$12,174,563

World Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$353,175	$985,652	$—	$—	$—	$—	$1,338,827
Unrealized appreciation on futures contracts(1)	233,793	—	—	—	—	—	233,793
Unrealized appreciation on foreign currency contracts	—	43,580,570	—	—	—	—	43,580,570
Unrealized appreciation on swap contracts(2)	2,321,067	—	1,115,451	—	—	—	3,436,518

Total	$2,908,035	$44,566,222	$1,115,451	$—	$—	$—	$48,589,708

Liabilities:
Unrealized depreciation on futures contracts(1)	$3,060,913	$—	$—	$—	$—	$—	$3,060,913
Unrealized depreciation on foreign currency contracts	—	19,172,255	—	—	—	—	19,172,255
Written options, market value	—	175,826	—	—	—	—	175,826
Unrealized depreciation on swap contracts(2)	4,363,623	—	5,392,134	—	—	—	9,755,757

Total	$7,424,536	$19,348,081	$5,392,134	$—	$—	$—	$32,164,751

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(1,333,227)	$(594,170)	$—	$—	$—	$—	$(1,927,397)
Net realized gain (loss) on futures contracts	(7,265,104)	—	—	—	—	—	(7,265,104)
Net realized gain (loss) on written options contracts	228,792	1,564,961	—	—	—	—	1,793,753
Net realized gain (loss) on swap contracts	8,797,060	—	(3,274,476)	—	—	—	5,522,584
Net realized gain (loss) on foreign currency contracts	—	(2,727,254)	—	—	—	—	(2,727,254)

Total	$427,521	$(1,756,463)	$(3,274,476)	$—	$—	$—	$(4,603,418)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(42,611)	$533,350	$—	$—	$—	$—	$490,739
Net change in unrealized appreciation (depreciation) of futures contracts	(8,387,128)	—	—	—	—	—	(8,387,128)
Net change in unrealized appreciation (depreciation) of written options contracts	(63,988)	524,403	—	—	—	—	460,415
Net change in unrealized appreciation (depreciation) of swap contracts	(1,213,950)	—	(3,053,198)	—	—	—	(4,267,148)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	3,572,054	—	—	—	—	3,572,054

Total	$(9,707,677)	$4,629,807	$(3,053,198)	$—	$—	$—	$(8,131,068)

298

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

World Bond Fund – (continued)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	1,560,972,931
Futures Contracts Long	3,401
Futures Contracts Short	(5,728)
Written Options Contracts	(143,341,598)
Swap Contracts	$15,063,462,678
Foreign Currency Contracts Purchased	$2,430,836,013
Foreign Currency Contracts Sold	$4,582,153,973

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

g)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2017:

Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$5,673,466	$(5,429,043)
Futures contracts	1,589	(11,120)
Purchased options	366,601	—
Swap contracts	257,647	(242,685)
Written options	—	(177,458)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,299,303	(5,860,306)

Derivatives not subject to a MNA	(55,014)	87,865

Total gross amount of assets and liabilities subject to MNA or similar agreements	$6,244,289	$(5,772,441)

299

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Local Debt Fund – (continued)
Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$687,135	$(89,280)	$—	$(280,000)	$317,855
Barclays	298,676	(298,676)	—	—	—
BNP Paribas Securities Services	65,417	(65,417)	—	—	—
Citibank NA	963,099	(963,099)	—	—	—
Credit Agricle	77,626	(77,626)	—	—	—
Credit Suisse First Boston Corp.	14,884	(6,677)	—	—	8,207
Deutsche Bank Securities, Inc.	307,318	(122,747)	—	(180,000)	4,571
Goldman Sachs & Co.	1,649,164	(930,611)	—	—	718,553
HSBC Bank USA	98,052	(98,052)	—	—	—
JP Morgan Chase & Co.	831,498	(320,009)	—	(350,000)	161,489
Morgan Stanley	126,127	(126,127)	—	—	—
RBC Dominion Securities, Inc.	504,360	(146,372)	—	—	357,988
RBS Greenwich Capital	35,889	(35,889)	—	—	—
Standard Chartered Bank	40,266	(40,266)	—	—	—
State Street Global Markets LLC	53,653	(32,350)	—	—	21,303
UBS AG	405,892	(28,753)	—	—	377,139

Total	$6,159,056	$(3,381,951)	$—	$(810,000)	$1,967,105

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(327)	$—	$—	$—	$(327)
Banc of America Securities LLC	(89,280)	89,280	—	—	—
Barclays	(386,598)	298,676	—	—	(87,922)
BNP Paribas Securities Services	(191,945)	65,417	—	—	(126,528)
Citibank NA	(1,385,980)	963,099	—	—	(422,881)
Credit Agricle	(147,660)	77,626	—	—	(70,034)
Credit Suisse First Boston Corp.	(6,677)	6,677	—	—	—
Deutsche Bank Securities, Inc.	(122,747)	122,747	—	—	—
Goldman Sachs & Co.	(930,611)	930,611	—	—	—
HSBC Bank USA	(131,014)	98,052	—	—	(32,962)
JP Morgan Chase & Co.	(320,009)	320,009	—	—	—
Morgan Stanley	(1,639,147)	126,127	—	1,513,020	—
RBC Dominion Securities, Inc.	(146,372)	146,372	—	—	—
RBS Greenwich Capital	(157,238)	35,889	—	—	(121,349)
Standard Chartered Bank	(87,469)	40,266	—	—	(47,203)
State Street Global Markets LLC	(32,350)	32,350	—	—	—
UBS AG	(28,753)	28,753	—	—	—

Total	$(5,804,177)	$3,381,951	$—	$1,513,020	$(909,206)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

300

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$46,126	$(1,904,499)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	46,126	(1,904,499)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$46,126	$(1,904,499)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$811	$—	$—	$—	$811
Credit Suisse First Boston Corp.	6,312	—	—	—	6,312
Deutsche Bank Securities, Inc.	39,003	—	—	—	39,003

Total	$46,126	$—	$—	$—	$46,126

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(1,333,890)	$—	$—	$—	$(1,333,890)
UBS AG	(570,609)	—	—	—	(570,609)

Total	$(1,904,499)	$—	$—	$—	$(1,904,499)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$10,153	$(258,554)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	10,153	(258,554)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$10,153	$(258,554)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$90	$—	$—	$—	$90
BNP Paribas Securities Services	1,144	—	—	—	1,144
Credit Suisse First Boston Corp.	2,134	—	—	—	2,134
Deutsche Bank Securities, Inc.	6,785	—	—	—	6,785

Total	$10,153	$—	$—	$—	$10,153

301

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate High Income Fund – (continued)
Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(187,286)	$—	$—	$—	$(187,286)
UBS AG	(71,268)	—	—	—	(71,268)

Total	$(258,554)	$—	$—	$—	$(258,554)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(21,496)
Swap contracts	54,789	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	54,789	(21,496)

Derivatives not subject to a MNA	(54,789)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(21,496)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(21,496)	$—	$—	$—	$(21,496)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$197,364	$(2,177)
Foreign currency contracts	1,003,240	(812,635)
Futures contracts	322,612	(131,353)
Swap contracts	1,969,923	(235,345)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	3,493,139	(1,181,510)

Derivatives not subject to a MNA	(1,916,049)	131,353

Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,577,090	$(1,050,157)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$201,730	$(139,107)	$(62,623)	$—	$—
Citibank NA	23,844	(23,844)	—	—	—
Deutsche Bank Securities, Inc.	374,591	—	—	(335,000)	39,591
Goldman Sachs & Co.	14,813	(562)	—	—	14,251
HSBC Bank USA	883,563	—	—	—	883,563
JP Morgan Chase & Co.	37,134	(37,134)	—	—	—
Nomura International	41,415	—	—	—	41,415

Total	$1,577,090	$(200,647)	$(62,623)	$(335,000)	$978,820

302

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Inflation Plus Fund – (continued)
Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(154,462)	$—	$—	$—	$(154,462)
Banc of America Securities LLC	(139,107)	139,107	—	—	—
Barclays	(235,345)	—	—	235,345	—
Citibank NA	(105,387)	23,844	—	—	(81,543)
Commonwealth Bank of Australia	(12,995)	—	—	—	(12,995)
Goldman Sachs & Co.	(562)	562	—	—	—
JP Morgan Chase & Co.	(145,704)	37,134	—	—	(108,570)
Standard Chartered Bank	(122,043)	—	—	—	(122,043)
State Street Global Markets LLC	(55,828)	—	—	—	(55,828)
UBS AG	(78,724)	—	—	—	(78,724)

Total	$(1,050,157)	$200,647	$—	$235,345	$(614,165)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Municipal Real Return Fund
Derivative Financial Instruments:	Assets	Liabilities
Swap contracts	$2,830,123	$(810,213)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,830,123	(810,213)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,830,123	$(810,213)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$225,640	$—	$—	$(225,640)	$—
Barclays	702,881	(43,239)	—	(659,642)	—
BNP Paribas Securities Services	759,503	(92,132)	—	(667,371)	—
Citibank NA	5,430	(5,430)	—	—	—
Deutsche Bank Securities, Inc.	487,738	—	—	(485,000)	2,738
JP Morgan Chase & Co.	589,665	(589,223)	—	—	442
Morgan Stanley	59,266	—	—	—	59,266

Total	$2,830,123	$(730,024)	$—	$(2,037,653)	$62,446

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(43,239)	$43,239	$—	$—	$—
BNP Paribas Securities Services	(92,132)	92,132	—	—	—
Citibank NA	(85,619)	5,430	—	7,000	(73,189)
JP Morgan Chase & Co.	(589,223)	589,223	—	—	—

Total	$(810,213)	$730,024	$—	$7,000	$(73,189)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

303

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Quality Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$46,877	$—
Futures contracts	182,838	(179,720)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	229,715	(179,720)

Derivatives not subject to a MNA	(182,838)	179,720

Total gross amount of assets and liabilities subject to MNA or similar agreements	$46,877	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$46,877	$—	$—	$—	$46,877

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(15,943)
Futures contracts	153,879	(960,733)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	153,879	(976,676)

Derivatives not subject to a MNA	(153,879)	960,733

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(15,943)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(15,943)	$—	$—	$—	$(15,943)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$858,529	$(1,010,233)
Futures contracts	1,626,284	(738,243)
Purchased options	73,223	—
Swap contracts	1,762,669	(1,577,370)
Written options	—	(443,776)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,320,705	(3,769,622)

Derivatives not subject to a MNA	(2,114,802)	1,134,241

Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,205,903	$(2,635,381)

304

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Strategic Income Fund – (continued)
Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$23,348	$(23,348)	$—	$—	$—
Bank of Montreal	301	—	—	—	301
Barclays	653,093	(481,296)	—	(30,000)	141,797
BNP Paribas Securities Services	78,231	(6,365)	—	—	71,866
Citibank NA	269,811	(269,811)	—	—	—
Credit Suisse First Boston Corp.	2,721	(2,721)	—	—	—
Credit Suisse International	132,123	(132,123)	—	—	—
Deutsche Bank Securities, Inc.	109,343	(103,915)	(5,428)	—	—
Goldman Sachs & Co.	224,632	(200,615)	—	—	24,017
HSBC Bank USA	229,616	(79,005)	—	—	150,611
JP Morgan Chase & Co.	259,275	(146,412)	—	(112,863)	—
Merrill Lynch International	41,282	(41,282)	—	—	—
Morgan Stanley	115,546	(115,546)	—	—	—
RBC Dominion Securities, Inc.	325	(325)	—	—	—
Standard Chartered Bank	58,031	(58,031)	—	—	—
Toronto-Dominion Bank	5,401	(5,401)	—	—	—
UBS AG	2,824	(2,824)	—	—	—

Total	$2,205,903	$(1,669,020)	$(5,428)	$(142,863)	$388,592

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(107,004)	$23,348	$83,656	$—	$—
Barclays	(481,296)	481,296	—	—	—
BNP Paribas Securities Services	(6,365)	6,365	—	—	—
Citibank NA	(390,186)	269,811	—	—	(120,375)
Credit Suisse First Boston Corp.	(8,099)	2,721	—	—	(5,378)
Credit Suisse International	(410,474)	132,123	278,351	—	—
Deutsche Bank Securities, Inc.	(103,915)	103,915	—	—	—
Goldman Sachs & Co.	(200,615)	200,615	—	—	—
HSBC Bank USA	(79,005)	79,005	—	—	—
JP Morgan Chase & Co.	(146,412)	146,412	—	—	—
Merrill Lynch International	(106,518)	41,282	—	—	(65,236)
Morgan Stanley	(281,201)	115,546	—	—	(165,655)
National Australia Bank Limited	(6,875)	—	—	—	(6,875)
RBC Dominion Securities, Inc.	(59,873)	325	—	—	(59,548)
Standard Chartered Bank	(77,537)	58,031	—	—	(19,506)
State Street Global Markets LLC	(104,408)	—	—	—	(104,408)
Toronto-Dominion Bank	(5,469)	5,401	—	—	(68)
UBS AG	(60,129)	2,824	57,305	—	—

Total	$(2,635,381)	$1,669,020	$419,312	$—	$(547,049)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

305

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,546,305	$(2,058,882)
Futures contracts	2,639,816	(1,469,600)
Purchased options	249,479	—
Swap contracts	2,911,798	(4,017,883)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	8,347,398	(7,546,365)

Derivatives not subject to a MNA	(3,633,455)	2,474,194

Total gross amount of assets and liabilities subject to MNA or similar agreements	$4,713,943	$(5,072,171)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$660,285	$(272,003)	$—	$(258,000)	$130,282
Barclays	13,961	(13,961)	—	—	—
BNP Paribas Securities Services	249,410	—	—	—	249,410
Citibank NA	751,776	(507,081)	—	—	244,695
Credit Suisse International	334,216	(334,216)	—	—	—
Deutsche Bank Securities, Inc.	193	(193)	—	—	—
Goldman Sachs & Co.	766,959	(766,959)	—	—	—
HSBC Bank USA	716,813	(156,781)	—	—	560,032
JP Morgan Chase & Co.	418,970	(338,942)	—	(80,028)	—
Merrill Lynch International	67,476	(67,476)	—	—	—
Morgan Stanley	455,706	(455,706)	—	—	—
Standard Chartered Bank	191,118	(191,118)	—	—	—
UBS AG	87,060	(20,814)	—	—	66,246

Total	$4,713,943	$(3,125,250)	$—	$(338,028)	$1,250,665

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(272,003)	$272,003	$—	$—	$—
Barclays	(123,333)	13,961	67,324	—	(42,048)
Citibank NA	(507,081)	507,081	—	—	—
Credit Suisse First Boston Corp.	(12,213)	—	—	—	(12,213)
Credit Suisse International	(720,187)	334,216	385,971	—	—
Deutsche Bank Securities, Inc.	(289,334)	193	—	—	(289,141)
Goldman Sachs & Co.	(1,082,815)	766,959	315,856	—	—
HSBC Bank USA	(156,781)	156,781	—	—	—
JP Morgan Chase & Co.	(338,942)	338,942	—	—	—
Merrill Lynch International	(322,925)	67,476	255,449	—	—
Morgan Stanley	(670,863)	455,706	215,157	—	—
RBC Dominion Securities, Inc.	(207,001)	—	—	—	(207,001)
Standard Chartered Bank	(252,585)	191,118	—	—	(61,467)
State Street Global Markets LLC	(95,294)	—	—	—	(95,294)
UBS AG	(20,814)	20,814	—	—	—

Total	$(5,072,171)	$3,125,250	$1,239,757	$—	$(707,164)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

306

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Unconstrained Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$150,575	$(175,472)
Futures contracts	81,579	(323,041)
Purchased options	17,185	—
Swap contracts	490,192	(366,508)
Written options	—	(80,257)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	739,531	(945,278)

Derivatives not subject to a MNA	(254,147)	410,908

Total gross amount of assets and liabilities subject to MNA or similar agreements	$485,384	$(534,370)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$108,948	$(87,313)	$—	$—	$21,635
BNP Paribas Securities Services	17,628	(635)	—	—	16,993
Citibank NA	56,020	(39,709)	—	—	16,311
Credit Suisse First Boston Corp.	489	(489)	—	—	—
Credit Suisse International	23,303	(23,303)	—	—	—
Deutsche Bank Securities, Inc.	11,333	(11,333)	—	—	—
Goldman Sachs & Co.	52,473	(52,473)	—	—	—
HSBC Bank USA	24,662	(8,983)	—	—	15,679
JP Morgan Chase & Co.	35,230	(30,545)	—	—	4,685
Merrill Lynch International	7,747	(7,747)	—	—	—
Morgan Stanley	130,418	(65,929)	—	(30,000)	34,489
Nomura International	5,778	—	—	—	5,778
Standard Chartered Bank	10,941	(10,941)	—	—	—
UBS AG	414	(414)	—	—	—

Total	$485,384	$(339,814)	$—	$(30,000)	$115,570

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(21,545)	$—	$—	$—	$(21,545)
Banc of America Securities LLC	(3,620)	—	—	—	(3,620)
Barclays	(87,313)	87,313	—	—	—
BNP Paribas Securities Services	(635)	635	—	—	—
Citibank NA	(39,709)	39,709	—	—	—
Commonwealth Bank of Australia	(1,817)	—	—	—	(1,817)
Credit Suisse First Boston Corp.	(719)	489	—	—	(230)
Credit Suisse International	(83,439)	23,303	5,048	—	(55,088)
Deutsche Bank Securities, Inc.	(25,462)	11,333	—	—	(14,129)
Goldman Sachs & Co.	(70,885)	52,473	18,412	—	—
HSBC Bank USA	(8,983)	8,983	—	—	—
JP Morgan Chase & Co.	(30,545)	30,545	—	—	—
Merrill Lynch International	(43,104)	7,747	—	—	(35,357)
Morgan Stanley	(65,929)	65,929	—	—	—
RBC Dominion Securities, Inc.	(13,080)	—	—	—	(13,080)
Standard Chartered Bank	(17,926)	10,941	—	—	(6,985)
State Street Global Markets LLC	(6,042)	—	—	—	(6,042)
UBS AG	(13,617)	414	—	—	(13,203)

Total	$(534,370)	$339,814	$23,460	$—	$(171,096)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

307

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$43,580,570	$(19,172,255)
Futures contracts	233,793	(3,060,913)
Purchased options	1,338,827	—
Swap contracts	3,436,518	(9,755,757)
Written options	—	(175,826)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	48,589,708	(32,164,751)

Derivatives not subject to a MNA	(2,464,468)	8,279,798

Total gross amount of assets and liabilities subject to MNA or similar agreements	$46,125,240	$(23,884,953)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$22,493	$—	$—	$—	$22,493
Banc of America Securities LLC	2,156,074	(1,279,271)	(304,123)	(572,680)	—
Barclays	1,318,781	(1,318,781)	—	—	—
BNP Paribas Securities Services	3,199,128	(397,768)	—	(595,000)	2,206,360
Canadian Imperial Bank of Commerce	35,722	(35,722)	—	—	—
Citibank NA	2,614,242	(1,370,519)	—	—	1,243,723
Credit Suisse First Boston Corp.	34,851	(3,984)	—	—	30,867
Credit Suisse International	272,762	(272,762)	—	—	—
Deutsche Bank Securities, Inc.	1,760,263	(695,087)	—	—	1,065,176
Goldman Sachs & Co.	3,529,934	(2,387,319)	—	—	1,142,615
HSBC Bank USA	222,419	(222,419)	—	—	—
JP Morgan Chase & Co.	9,112,009	(7,399,482)	—	(1,712,527)	—
Morgan Stanley	2,072,513	(1,550,442)	—	—	522,071
National Australia Bank Limited	3,355,502	(155,480)	—	—	3,200,022
Nomura International	12,805	—	—	—	12,805
RBC Dominion Securities, Inc.	108,901	(108,901)	—	—	—
RBS Greenwich Capital	279,387	(221,928)	—	—	57,459
Societe Generale Group	279,053	—	—	—	279,053
Standard Chartered Bank	9,954	—	—	—	9,954
State Street Global Markets LLC	9,647,474	(2,738,039)	—	—	6,909,435
Toronto-Dominion Bank	106,479	(106,479)	—	—	—
UBS AG	5,621,319	(337,305)	—	—	5,284,014

Total	$45,772,065	$(20,601,688)	$(304,123)	$(2,880,207)	$21,986,047

308

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

World Bond Fund – (continued)
Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Banc of America Securities LLC	$(1,279,271)	$1,279,271	$—	$—	$—
Bank of Montreal	(57,035)	—	—	—	(57,035)
Barclays	(2,422,785)	1,318,781	1,104,004	—	—
BNP Paribas Securities Services	(397,768)	397,768	—	—	—
Canadian Imperial Bank of Commerce	(117,205)	35,722	—	—	(81,483)
Citibank NA	(1,370,519)	1,370,519	—	—	—
Credit Suisse First Boston Corp.	(3,984)	3,984	—	—	—
Credit Suisse International	(508,725)	272,762	235,963	—	—
Deutsche Bank Securities, Inc.	(695,087)	695,087	—	—	—
Goldman Sachs & Co.	(2,387,319)	2,387,319	—	—	—
HSBC Bank USA	(1,534,998)	222,419	—	—	(1,312,579)
JP Morgan Chase & Co.	(7,399,482)	7,399,482	—	—	—
Morgan Stanley	(1,550,442)	1,550,442	—	—	—
National Australia Bank Limited	(155,480)	155,480	—	—	—
RBC Dominion Securities, Inc.	(437,810)	108,901	—	—	(328,909)
RBS Greenwich Capital	(221,928)	221,928	—	—	—
State Street Global Markets LLC	(2,738,039)	2,738,039	—	—	—
Toronto-Dominion Bank	(557,775)	106,479	—	—	(451,296)
UBS AG	(337,305)	337,305	—	—	—

Total	$(24,172,957)	$20,601,688	$1,339,967	$—	$(2,231,302)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest

309

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration			Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Fund	2017	2018	2019
Emerging Markets Local Debt Fund	$—	$—	$—	$258,858	$28,055,328
Floating Rate Fund	272,060,203	—	—	—	233,848,845
Floating Rate High Income Fund	—	—	—	5,551,306	23,168,992
High Yield Fund	18,103,626	—	—	5,960,453	13,662,430
Inflation Plus Fund	—	—	—	13,628,049	47,263,407
Municipal Income Fund	—	—	—	—	37,059
Municipal Opportunities Fund	9,797,063	6,120,720	10,546,009	—	—
Municipal Real Return Fund	16,621,393	6,087,643	1,653,837	—	7,851,969
Municipal Short Duration Fund	—	—	—	2,921	12,387
Short Duration Fund	—	—	—	261,681	4,345,895
Strategic Income Fund	—	—	—	9,439,946	1,212,141
Total Return Bond Fund	—	—	—	—	248,307
Unconstrained Bond Fund	12,172,503	—	—	6,282,376	3,197,123
World Bond Fund	—	—	—	—	16,247,546

310

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

The Quality Bond Fund had no capital loss carryforwards for U.S. federal income tax purposes at October 31, 2016.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Local Debt Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7700% on next $500 million and;
0.7600% over $1 billion

Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Floating Rate High Income Fund	0.7000% on first $500 million and;
0.6500% on next $2 billion and;
0.6400% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion

High Yield Fund	0.6500% on first $500 million and;
0.6000% on next $500 million and;
0.5950% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Inflation Plus Fund	0.5000% on first $500 million and;
0.4500% on next $500 million and;
0.4450% on next $1.5 billion and;
0.4400% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Municipal Income Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

311

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Management Fee Rates
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Municipal Real Return Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion

Quality Bond Fund	0.5000% on first $500 million and;
0.4500% on next $500 million and;
0.4450% on next $1.5 billion and;
0.4400% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Short Duration Fund	0.4500% on first $500 million and;
0.4000% on next $500 million and;
0.3950% on next $1.5 billion and;
0.3900% on next $2.5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion

Total Return Bond Fund	0.4300% on first $500 million and;
0.3800% on next $500 million and;
0.3700% on next $4 billion and;
0.3600% on next $5 billion and;
0.3500% over $10 billion

Unconstrained Bond Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion

World Bond Fund	0.7000% on first $250 million and;
0.6500% on next $250 million and;
0.6000% on next $4.5 billion and;
0.5750% on next $5 billion and;
0.5725% on over $10 billion

312

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Prior to November 1, 2016, the Emerging Markets Local Debt Fund paid the following rates to HFMC for investment management services rendered:

Fund	Management Fee Rates
Emerging Markets Local Debt Fund	1.0000% on first $250 million and;
0.9500% on next $250 million and;
0.9000% on next $4.5 billion and;
0.8975% on next $5 billion and;
0.8950% over $10 billion

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Emerging Markets Local Debt Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Floating Rate Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Floating Rate High Income Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

High Yield Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Inflation Plus Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Municipal Income Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Municipal Opportunities Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Municipal Real Return Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Municipal Short Duration Fund	0.014% on first $3.5 billion and;
0.012% on next $3.5 billion and;
0.010% over $7 billion

Quality Bond Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

Short Duration Fund	0.018% on first $3.5 billion and;
0.014% on next $3.5 billion and;
0.010% over $7 billion

313

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Accounting Services Fee Rates
Strategic Income Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Total Return Bond Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Unconstrained Bond Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

World Bond Fund	0.022% on first $3.5 billion and;
0.018% on next $3.5 billion and;
0.015% over $7 billion

Prior to November 1, 2016, the Funds paid the following rates to HFMC for accounting services fees rendered:

Fund	Accounting Services Fee Rates
Emerging Markets Local Debt Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

Floating Rate Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Floating Rate High Income Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

High Yield Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $5 billion

Inflation Plus Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

Municipal Income Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Municipal Opportunities Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Municipal Real Return Fund	0.016% on first $5 billion and;
0.013% on next $5 billion and;
0.010% over $10 billion

Municipal Short Duration Fund	0.018% on first $5 billion and;
0.014% on next $5 billion and;
0.010% over $10 billion

Quality Bond Fund	0.014% on first $5 billion and;
0.012% on next $5 billion and;
0.010% over $10 billion

314

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Accounting Services Fee Rates
Short Duration Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Strategic Income Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Total Return Bond Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Unconstrained Bond Fund	0.025% on first $5 billion and;
0.020% on next $5 billion and;
0.015% over $10 billion

World Bond Fund	0.020% on first $5 billion and;
0.015% on next $5 billion and;
0.010% over $10 billion

Effective February 28, 2015, HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)	Operating Expenses – Allocable expenses incurred by a Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and class, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2017, HFMC contractually limited the total operating expenses of each Fund (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) through February 28, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.25%	NA	2.00%	1.00%	1.55%	1.25%	0.95%	NA	0.90%	0.90%
Floating Rate Fund	1.00%	1.75%	1.75%	0.75%	1.25%	1.00%	0.70%	NA	0.70%	0.70%
Floating Rate High Income Fund	1.05%	NA	1.80%	0.80%	1.35%	1.05%	0.75%	NA	0.75%	0.75%
High Yield Fund	1.05%	1.80%	1.80%	0.80%	1.35%	1.05%	0.75%	NA	0.70%	0.70%
Inflation Plus Fund	0.85%	1.60%	1.60%	0.60%	1.20%	0.90%	0.60%	NA	0.55%	0.55%
Municipal Income Fund	0.69%	NA	1.44%	0.44%	NA	NA	NA	NA	NA	0.39%
Municipal Opportunities Fund	0.69%	1.44%	1.44%	0.44%	NA	NA	NA	NA	NA	0.39%
Municipal Real Return Fund	0.69%	1.44%	1.44%	0.44%	NA	NA	NA	NA	0.44%	0.39%
Municipal Short Duration Fund	0.69%	NA	1.44%	0.44%	NA	NA	NA	NA	NA	0.39%
Quality Bond Fund	0.95%	NA	1.70%	0.70%	1.25%	0.95%	0.65%	NA	0.60%	0.55%
Short Duration Fund	0.85%	1.60%*	1.60%	0.60%	1.15%	0.85%	0.55%	NA	0.55%	0.55%
Strategic Income Fund	0.95%	1.70%**	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%	0.60%	0.60%
Total Return Bond Fund	0.87%	1.62%	1.62%	0.62%	1.17%	0.87%	0.57%	0.52%	0.52%	0.52%
Unconstrained Bond Fund	0.99%	1.74%	1.74%	0.74%	1.29%	0.99%	0.69%	NA	0.69%	0.64%
World Bond Fund	1.05%	NA	1.80%	0.80%	1.35%	1.05%	0.75%	0.70%	0.70%	0.70%

*	The reduction in amounts charged in connection with the Short Duration Fund’s Class B Distribution and Service Plan (12b-1) fees that took effect July 1, 2011, in order to comply with applicable Financial Industry Regulatory Authority (“FINRA”) rules, caused the effective limit on net operating expenses attributable to the Short Duration Fund’s Class B shares to be 0.85%.

**	The reduction in amounts charged in connection with the Strategic Income Fund’s Class B Distribution and Service Plan (12b-1) fees that took effect January 1, 2016, in order to comply with applicable rules of FINRA, caused the effective limit on net operating expenses attributable the Strategic Income Fund’s Class B shares to be 0.95%.

315

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	1.25%	—	2.00%	1.00%	1.55%	1.25%	0.95%	—	0.90%	0.90%
Floating Rate Fund	0.98%	1.75%	1.72%	0.71%	1.25%	1.00%	0.70%	—	0.65%	0.64%
Floating Rate High Income Fund	1.05%	—	1.80%	0.80%	1.35%	1.05%	0.75%	—	0.75%	0.75%
High Yield Fund	1.05%	1.80%	1.80%	0.80%	1.35%	1.05%	0.75%	—	0.70%	0.70%
Inflation Plus Fund	0.85%	1.60%	1.60%	0.60%	1.20%	0.90%	0.60%	—	0.55%	0.55%
Municipal Income Fund	0.69%	—	1.05%	0.44%	—	—	—	—	—	0.39%
Municipal Opportunities Fund	0.68%	1.44%	1.44%	0.44%	—	—	—	—	—	0.39%
Municipal Real Return Fund	0.69%	1.44%	1.44%	0.44%	—	—	—	—	0.44%	0.39%
Municipal Short Duration Fund	0.69%	—	1.13%	0.44%	—	—	—	—	—	0.39%
Quality Bond Fund	0.95%	—	1.70%	0.70%	1.25%	0.92%	0.65%	—	0.60%	0.55%
Short Duration Fund	0.85%	0.85%	1.58%	0.57%	1.14%	0.85%	0.55%	—	0.49%	0.49%
Strategic Income Fund	0.95%	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%	0.60%	0.60%
Total Return Bond Fund	0.85%	1.62%	1.59%	0.62%	1.17%	0.85%	0.55%	0.44%	0.44%	0.44%
Unconstrained Bond Fund	0.99%	1.74%	1.74%	0.74%	1.27%	0.99%	0.69%	—	0.69%	0.64%
World Bond Fund	1.05%	—	1.78%	0.80%	1.35%	1.05%	0.75%	0.69%	0.67%	0.67%

e)	Sales Charges and Distribution and Service Plan for Class A, T, B, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2017, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Local Debt Fund	$14,095	$1,952
Floating Rate Fund	408,689	32,370
Floating Rate High Income Fund	186,826	8,200
High Yield Fund	264,050	11,254
Inflation Plus Fund	140,615	—	*
Municipal Income Fund	14,622	—	*
Municipal Opportunities Fund	173,201	16,773
Municipal Real Return Fund	76,387	393
Municipal Short Duration Fund	9,721	—	*
Quality Bond Fund	23,479	—	*
Short Duration Fund	430,885	85,145
Strategic income Fund	154,612	682
Total Return Bond Fund	1,282,737	19,551
Unconstrained Bond Fund	6,149	2,355
World Bond Fund	495,790	24,713

*	Total CDSC includes Underwriter adjustment credits which may cause negative dollar amounts.

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, B, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class B, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select

316

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class B Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class B shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class B Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class B shares. Effective January 1, 2011, there was a reduction in the amount charged in connection with Short Duration Fund’s Class B shares’ Rule 12b-1 fee from 1.00% to 0.25% in accordance with FINRA rules, although it is possible that such fees may be increased in the future. Effective January 1, 2016, there was a reduction in the amount charged in connection with Strategic Income Fund’s Class B shares’ Rule 12b-1 fee from 1.00% to 0.25% in accordance with FINRA rules, although it is possible that such fees may be increased in the future. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)	Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2017, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Local Debt Fund	$162
Floating Rate Fund	6,689
Floating Rate High Income Fund	696
High Yield Fund	590
Inflation Plus Fund	1,020
Municipal Income Fund	33
Municipal Opportunities Fund	1,073
Municipal Real Return Fund	291
Municipal Short Duration Fund	29
Quality Bond Fund	240
Short Duration Fund	1,466
Strategic income Fund	667
Total Return Bond Fund	3,556
Unconstrained Bond Fund	129
World Bond Fund	5,868

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018. HASCO has also contractually agreed to reimburse all transfer agency fees for Class R6 of Strategic Income Fund, Total Return Bond Fund, and World Bond Fund until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets, subject to a cap. At a special meeting of the Board of Directors held on January 11, 2017, the Board of Directors approved the

317

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

removal of the cap on the transfer agency fees for Class Y shares to be effective May 1, 2017. Effective December 1, 2014, pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Funds. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

For the six-month period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of each Fund’s average daily net assets is as follows:

Fund	Percent of Average Daily Net Assets
Emerging Markets Local Debt Fund	0.03%
Floating Rate Fund	0.07%
Floating Rate High Income Fund	0.08%
High Yield Fund	0.17%
Inflation Plus Fund	0.10%
Municipal Income Fund	0.03%
Municipal Opportunities Fund	0.04%
Municipal Real Return Fund	0.05%
Municipal Short Duration Fund	0.02%
Quality Bond Fund	0.02%
Short Duration Fund	0.10%
Strategic Income Fund	0.06%
Total Return Bond Fund	0.08%
Unconstrained Bond Fund	0.14%
World Bond Fund	0.12%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class B	Class C	Class I		Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Emerging Markets Local Debt Fund	—	—	—	—		83%	17%	100%	—	—	100%
Floating Rate Fund	—	—	—	—		—	—	—	—	—	100%
Floating Rate High Income Fund	—	—	—	—		—	—	1%	—	—	100%
High Yield Fund	—	—	—	—		—	—	—	—	—	—	%*
Inflation Plus Fund	—	—	—	—		—	—	—	—	—	—	%*
Municipal Income Fund	23%	—	81%	—	%*	—	—	—	—	—	100%
Municipal Opportunities Fund	—	—	—	—		—	—	—	—	—	100%
Municipal Real Return Fund	—	—	—	—		—	—	—	—	—	100%
Municipal Short Duration Fund	33%	—	68%	—	%*	—	—	—	—	—	100%
Quality Bond Fund	—	—	—	—		4%	100%	23%	—	69%	—	%*
Short Duration Fund	—	—	—	—		—	—	1%	—	—	—	%*
Strategic Income Fund	—	—	—	—		—	11%	2%	100%	3%	—	%*
Total Return Bond Fund	—	—	—	—		—	—	—	2%	—	—	%*
Unconstrained Bond Fund	—	—	—	—		10%	2%	— %*	—	100%	—	%*
World Bond Fund	—	—	—	—		—	—	—	—	—	—	%*

318

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Percentage of Fund by Class:

Fund	Class A	Class B	Class C	Class I		Class R3		Class R4		Class R5		Class R6		Class Y		Class F
Emerging Markets Local Debt Fund	—	—	—	—		—	%*	—	%*	—	%*	—		—		—	%*
Floating Rate Fund	—	—	—	—		—		—		—		—		—		—	%*
Floating Rate High Income Fund	—	—	—	—		—		—		—	%*	—		—		—	%*
High Yield Fund	—	—	—	—		—		—		—		—		—		—	%*
Inflation Plus Fund	—	—	—	—		—		—		—		—		—		—	%*
Municipal Income Fund	13%	—	12%	—	%*	—		—		—		—		—		—	%*
Municipal Opportunities Fund	—	—	—	—		—		—		—		—		—		—	%*
Municipal Real Return Fund	—	—	—	—		—		—		—		—		—		—	%*
Municipal Short Duration Fund	14%	—	14%	—	%*	—		—		—		—		—		—	%*
Quality Bond Fund	—	—	—	—		—	%*	—	%*	—	%*	—		—	%*	—	%*
Short Duration Fund	—	—	—	—		—		—		—	%*	—		—		—	%*
Strategic Income Fund	—	—	—	—		—		—	%*	—	%*	—	%*	—	%*	—	%*
Total Return Bond Fund	—	—	—	—		—		—		—		—	%*	—		—	%*
Unconstrained Bond Fund	—	—	—	—		—	%*	—	%*	—	%*	—		—	%*	—	%*
World Bond Fund	—	—	—	—		—		—		—		—		—		—	%*

*	Percentage rounds to zero.

As of April 30, 2017, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund as follows:

Funds	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	14%
Quality Bond Fund	83%
Short Duration Fund	5%
Strategic Income Fund	41%
Total Return Bond Fund	31%
Unconstrained Bond Fund	10%
World Bond Fund	4%

*	As of April 30, 2017, the affiliated funds of funds were invested in Class F shares.

319

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

9.	Investment Transactions:

For the six-month period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Emerging Markets Local Debt Fund	$83,473,954	$84,454,943
Floating Rate Fund	1,756,165,947	1,291,642,963
Floating Rate High Income Fund	311,896,445	172,722,402
High Yield Fund	99,810,610	103,270,011
Inflation Plus Fund	26,051,645	27,942,780
Municipal Income Fund	3,834,005	822,607
Municipal Opportunities Fund	80,530,639	157,861,501
Municipal Real Return Fund	21,766,253	7,836,934
Municipal Short Duration Fund	1,145,097	1,465,640
Quality Bond Fund	26,770,264	21,908,469
Short Duration Fund	184,918,600	169,568,725
Strategic Income Fund	126,731,917	168,499,329
Total Return Bond Fund	580,502,230	626,699,845
Unconstrained Bond Fund	21,267,468	35,654,185
World Bond Fund	1,571,984,854	1,420,065,709

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Emerging Markets Local Debt Fund	$—	$—
Floating Rate Fund	—	—
Floating Rate High Income Fund	—	—
High Yield Fund	—	—
Inflation Plus Fund	164,598,019	195,126,107
Municipal Income Fund	—	—
Municipal Opportunities Fund	—	—
Municipal Real Return Fund	—	—
Municipal Short Duration Fund	—	—
Quality Bond Fund	74,133,411	53,841,725
Short Duration Fund	10,017,969	19,635,444
Strategic Income Fund	5,756,113	5,781,264
Total Return Bond Fund	311,207,462	94,333,533
Unconstrained Bond Fund	3,244,623	8,789,179
World Bond Fund	172,256,124	141,765,939

320

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Local Debt Fund	$83,473,954	$84,454,943
Floating Rate Fund	1,756,165,947	1,291,642,963
Floating Rate High Income Fund	311,896,445	172,722,402
High Yield Fund	99,810,610	103,270,011
Inflation Plus Fund	190,649,664	223,068,887
Municipal Income Fund	3,834,005	822,607
Municipal Opportunities Fund	80,530,639	157,861,501
Municipal Real Return Fund	21,766,253	7,836,934
Municipal Short Duration Fund	1,145,097	1,465,640
Quality Bond Fund	100,903,675	75,750,194
Short Duration Fund	194,936,569	189,204,169
Strategic Income Fund	132,488,030	174,280,593
Total Return Bond Fund	891,709,692	721,033,378
Unconstrained Bond Fund	24,512,091	44,443,364
World Bond Fund	1,744,240,978	1,561,831,648

10.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2017, and the year ended October 31, 2016:

Emerging Markets Local Debt Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	114,897	$842,997	301,069	$2,190,607
Shares Issued for Reinvested Dividends	15,860	114,399	36,021	256,316
Shares Redeemed	(179,706)	(1,275,725)	(383,209)	(2,727,176)

Net Increase (Decrease)	(48,949)	(318,329)	(46,119)	(280,253)

Class C
Shares Sold	73,478	$538,017	175,462	$1,312,107
Shares Issued for Reinvested Dividends	4,558	32,877	5,725	41,175
Shares Redeemed	(65,175)	(470,418)	(109,708)	(762,599)

Net Increase (Decrease)	12,861	100,476	71,479	590,683

Class I
Shares Sold	2,497,543	$17,655,615	1,267,549	$9,439,022
Shares Issued for Reinvested Dividends	62,858	456,224	24,140	176,248
Shares Redeemed	(437,980)	(3,112,186)	(494,365)	(3,474,358)

Net Increase (Decrease)	2,122,421	14,999,653	797,324	6,140,912

Class R3
Shares Sold	5	$39	2,399	$16,063
Shares Issued for Reinvested Dividends	28	201	1,087	7,561
Shares Redeemed	(1,042)	(7,291)	(239,237)	(1,595,169)

Net Increase (Decrease)	(1,009)	(7,051)	(235,751)	(1,571,545)

321

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Local Debt Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	4,264	$31,125	293	$2,074
Shares Issued for Reinvested Dividends	119	867	1,252	8,716
Shares Redeemed	(265)	(1,943)	(243,340)	(1,622,587)

Net Increase (Decrease)	4,118	30,049	(241,795)	(1,611,797)

Class R5
Shares Issued for Reinvested Dividends	34	240	1,253	8,690
Shares Redeemed	(231)	(1,651)	(243,446)	(1,621,350)

Net Increase (Decrease)	(197)	(1,411)	(242,193)	(1,612,660)

Class Y
Shares Sold	1,836,159	$13,200,429	12,394,380	$84,973,242
Shares Issued for Reinvested Dividends	141,816	1,017,520	545,522	3,793,736
Shares Redeemed	(4,922,108)	(35,251,087)	(26,382,650)	(179,012,491)

Net Increase (Decrease)	(2,944,133)	(21,033,138)	(13,442,748)	(90,245,513)

Class F(1)
Shares Sold	1,372	$10,000	—	$—
Shares Issued for Reinvested Dividends	10	77	—	—

Net Increase (Decrease)	1,382	10,077	—	—

Total Net Increase (Decrease)	(853,506)	$(6,219,674)	(13,339,803)	$(88,590,173)

(1) Inception date of class was February 28, 2017.

Floating Rate Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	11,598,144	$100,555,960	19,533,154	$161,879,416
Shares Issued for Reinvested Dividends	1,718,068	14,909,777	4,400,211	36,372,824
Shares Redeemed	(18,429,498)	(159,869,141)	(54,032,332)	(445,282,805)
Shares converted (from) Class B into Class A	22,275	193,747	29,633	243,520

Net Increase (Decrease)	(5,091,011)	(44,209,657)	(30,069,334)	(246,787,045)

Class B
Shares Sold	1,710	$14,782	21,834	$180,042
Shares Issued for Reinvested Dividends	4,592	39,764	20,358	167,554
Shares Redeemed	(186,437)	(1,616,557)	(527,261)	(4,350,713)
Shares converted (from) Class B into Class A	(22,302)	(193,747)	(29,682)	(243,520)

Net Increase (Decrease)	(202,437)	(1,755,758)	(514,751)	(4,246,637)

Class C
Shares Sold	5,864,419	$50,782,203	7,526,901	$62,343,007
Shares Issued for Reinvested Dividends	1,784,089	15,460,296	4,654,346	38,426,524
Shares Redeemed	(15,595,292)	(135,012,193)	(44,878,601)	(369,212,899)

Net Increase (Decrease)	(7,946,784)	(68,769,694)	(32,697,354)	(268,443,368)

322

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares Sold	64,322,796	$558,414,537	60,508,586	$502,721,539
Shares Issued for Reinvested Dividends	3,010,825	26,169,142	6,218,348	51,490,853
Shares Redeemed	(25,596,475)	(222,250,286)	(97,777,038)	(802,851,504)

Net Increase (Decrease)	41,737,146	362,333,393	(31,050,104)	(248,639,112)

Class R3
Shares Sold	242,104	$2,106,710	310,576	$2,586,028
Shares Issued for Reinvested Dividends	18,387	159,992	49,261	407,797
Shares Redeemed	(198,256)	(1,725,247)	(752,182)	(6,225,546)

Net Increase (Decrease)	62,235	541,455	(392,345)	(3,231,721)

Class R4
Shares Sold	241,956	$2,100,230	182,748	$1,510,970
Shares Issued for Reinvested Dividends	10,734	93,041	29,466	243,939
Shares Redeemed	(406,354)	(3,513,084)	(291,006)	(2,408,597)

Net Increase (Decrease)	(153,664)	(1,319,813)	(78,792)	(653,688)

Class R5
Shares Sold	15,046	$130,840	33,349	$274,836
Shares Issued for Reinvested Dividends	3,004	26,071	10,560	87,030
Shares Redeemed	(15,939)	(138,550)	(152,969)	(1,267,699)

Net Increase (Decrease)	2,111	18,361	(109,060)	(905,833)

Class Y
Shares Sold	10,409,499	$90,176,221	15,853,480	$130,607,308
Shares Issued for Reinvested Dividends	656,687	5,694,165	1,326,122	10,964,795
Shares Redeemed	(4,121,853)	(35,719,163)	(27,483,350)	(225,200,612)

Net Increase (Decrease)	6,944,333	60,151,223	(10,303,748)	(83,628,509)

Class F(1)
Shares Sold	1,144	$10,000	—	$—
Shares Issued for Reinvested Dividends	8	64	—	—

Net Increase (Decrease)	1,152	10,064	—	—

Total Net Increase (Decrease)	35,353,081	$306,999,574	(105,215,488)	$(856,535,913)

(1) Inception date of class was February 28, 2017.

Floating Rate High Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	3,382,673	$33,627,028	4,678,693	$44,332,723
Shares Issued for Reinvested Dividends	221,551	2,203,667	595,241	5,585,239
Shares Redeemed	(3,048,879)	(30,126,271)	(6,758,565)	(62,978,984)

Net Increase (Decrease)	555,345	5,704,424	(1,484,631)	(13,061,022)

323

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Floating Rate High Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	1,866,546	$18,541,295	1,185,395	$11,227,965
Shares Issued for Reinvested Dividends	135,837	1,350,909	396,086	3,715,593
Shares Redeemed	(1,117,767)	(11,086,640)	(3,491,523)	(32,714,236)

Net Increase (Decrease)	884,616	8,805,564	(1,910,042)	(17,770,678)

Class I
Shares Sold	14,723,603	$146,227,208	11,118,195	$106,585,842
Shares Issued for Reinvested Dividends	429,018	4,274,694	604,682	5,684,351
Shares Redeemed	(5,553,910)	(55,293,257)	(11,707,004)	(108,663,587)

Net Increase (Decrease)	9,598,711	95,208,645	15,873	3,606,606

Class R3
Shares Sold	4,049	$40,184	4,483	$41,845
Shares Issued for Reinvested Dividends	242	2,406	1,109	10,333
Shares Redeemed	(2,527)	(25,081)	(57,310)	(529,145)

Net Increase (Decrease)	1,764	17,509	(51,718)	(476,967)

Class R4
Shares Sold	55,535	$551,727	3,044	$28,751
Shares Issued for Reinvested Dividends	914	9,093	2,572	24,131
Shares Redeemed	(7,937)	(77,905)	(255,566)	(2,346,980)

Net Increase (Decrease)	48,512	482,915	(249,950)	(2,294,098)

Class R5
Shares Sold	180,609	$1,797,525	54,777	$513,912
Shares Issued for Reinvested Dividends	2,088	20,763	3,339	31,485
Shares Redeemed	(107,622)	(1,076,981)	(292,578)	(2,685,878)

Net Increase (Decrease)	75,075	741,307	(234,462)	(2,140,481)

Class Y
Shares Sold	100,449	$1,000,181	241,947	$2,361,937
Shares Issued for Reinvested Dividends	6,833	67,824	19,362	181,204
Shares Redeemed	(304,283)	(2,991,253)	(279,151)	(2,583,588)

Net Increase (Decrease)	(197,001)	(1,923,248)	(17,842)	(40,447)

Class F(1)
Shares Sold	997	$10,000	—	$—
Shares Issued for Reinvested Dividends	7	66	—	—

Net Increase (Decrease)	1,004	10,066	—	—

Total Net Increase (Decrease)	10,968,026	$109,047,182	(3,932,772)	$(32,177,087)

(1)	Inception date of class was February 28, 2017.

324

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

High Yield Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	10,630,848	$77,943,960	9,731,805	$69,118,217
Shares Issued for Reinvested Dividends	788,599	5,804,368	1,560,436	10,983,338
Shares Redeemed	(15,035,309)	(110,150,711)	(11,729,734)	(82,459,290)
Shares converted (from) Class B into Class A	20,928	154,298	39,175	273,162

Net Increase (Decrease)	(3,594,934)	(26,248,085)	(398,318)	(2,084,573)

Class B
Shares Sold	3,210	$23,226	21,471	$149,501
Shares Issued for Reinvested Dividends	2,972	21,690	12,867	89,394
Shares Redeemed	(105,514)	(769,889)	(247,205)	(1,724,751)
Shares converted (from) Class B into Class A	(21,044)	(154,298)	(39,423)	(273,162)

Net Increase (Decrease)	(120,376)	(879,271)	(252,290)	(1,759,018)

Class C
Shares Sold	464,552	$3,391,192	1,497,262	$10,451,677
Shares Issued for Reinvested Dividends	161,646	1,185,108	336,208	2,356,009
Shares Redeemed	(1,162,060)	(8,458,961)	(2,909,501)	(20,174,013)

Net Increase (Decrease)	(535,862)	(3,882,661)	(1,076,031)	(7,366,327)

Class I
Shares Sold	6,585,631	$48,493,044	6,452,685	$45,660,350
Shares Issued for Reinvested Dividends	162,300	1,202,204	196,972	1,399,100
Shares Redeemed	(3,959,894)	(29,031,248)	(5,822,291)	(40,916,714)

Net Increase (Decrease)	2,788,037	20,664,000	827,366	6,142,736

Class R3
Shares Sold	32,818	$239,927	164,463	$1,130,943
Shares Issued for Reinvested Dividends	9,849	72,455	18,368	129,187
Shares Redeemed	(58,799)	(429,177)	(54,102)	(374,159)

Net Increase (Decrease)	(16,132)	(116,795)	128,729	885,971

Class R4
Shares Sold	60,238	$441,723	1,901,488	$13,595,173
Shares Issued for Reinvested Dividends	5,678	41,844	11,285	79,945
Shares Redeemed	(98,588)	(728,626)	(1,874,583)	(13,579,358)

Net Increase (Decrease)	(32,672)	(245,059)	38,190	95,760

Class R5
Shares Sold	35,901	$265,094	28,430	$198,010
Shares Issued for Reinvested Dividends	2,380	17,519	3,996	28,165
Shares Redeemed	(14,865)	(107,960)	(9,469)	(65,466)

Net Increase (Decrease)	23,416	174,653	22,957	160,709

Class Y
Shares Sold	873,681	$6,312,554	181,803	$1,263,847
Shares Issued for Reinvested Dividends	24,221	177,511	57,850	406,388
Shares Redeemed	(1,961,376)	(14,423,864)	(227,684)	(1,606,185)

Net Increase (Decrease)	(1,063,474)	(7,933,799)	11,969	64,050

325

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

High Yield Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	1,011,272	$7,523,923	—	$—
Shares Issued for Reinvested Dividends	3,125	23,343	—	—
Shares Redeemed	(7,728)	(57,537)	—	—

Net Increase (Decrease)	1,006,669	7,489,729	—	—

Total Net Increase (Decrease)	(1,545,328)	$(10,977,288)	(697,428)	$(3,860,692)

(1) Inception date of class was February 28, 2017.

Inflation Plus Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$85,844,243

Net Increase (Decrease)	—	—	—	85,844,243

Class A
Shares Sold	1,356,553	$14,757,824	1,658,689	$17,868,560
Shares Issued for Reinvested Dividends	232,571	2,497,811	—	—
Shares Redeemed	(2,542,698)	(27,654,500)	(5,312,064)	(57,016,347)
Shares converted (from) Class B into Class A	34,027	370,197	76,593	819,591

Net Increase (Decrease)	(919,547)	(10,028,668)	(3,576,782)	(38,328,196)

Class B
Shares Sold	—	$—	7,917	$81,225
Shares Redeemed	(240,592)	(2,519,854)	(460,553)	(4,762,064)
Shares converted (from) Class B into Class A	(35,345)	(370,197)	(79,738)	(819,591)

Net Increase (Decrease)	(275,937)	(2,890,051)	(532,374)	(5,500,430)

Class C
Shares Sold	318,055	$3,316,079	417,967	$4,304,006
Shares Issued for Reinvested Dividends	46,411	479,425	—	—
Shares Redeemed	(1,823,856)	(19,027,659)	(4,095,445)	(42,184,919)

Net Increase (Decrease)	(1,459,390)	(15,232,155)	(3,677,478)	(37,880,913)

Class I
Shares Sold	1,824,621	$20,190,558	2,013,674	$22,115,864
Shares Issued for Reinvested Dividends	67,022	731,885	—	—
Shares Redeemed	(1,528,540)	(16,918,542)	(2,369,861)	(25,890,477)

Net Increase (Decrease)	363,103	4,003,901	(356,187)	(3,774,613)

Class R3
Shares Sold	356,047	$3,798,124	551,017	$5,829,114
Shares Issued for Reinvested Dividends	43,572	460,125	—	—
Shares Redeemed	(693,942)	(7,409,543)	(1,263,243)	(13,345,134)

Net Increase (Decrease)	(294,323)	(3,151,294)	(712,226)	(7,516,020)

326

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Inflation Plus Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	262,035	$2,851,102	387,202	$4,143,421
Shares Issued for Reinvested Dividends	14,965	160,571	—	—
Shares Redeemed	(467,928)	(5,079,550)	(788,301)	(8,418,049)

Net Increase (Decrease)	(190,928)	(2,067,877)	(401,099)	(4,274,628)

Class R5
Shares Sold	87,706	$966,463	106,820	$1,171,368
Shares Issued for Reinvested Dividends	3,714	40,443	—	—
Shares Redeemed	(23,980)	(264,812)	(244,548)	(2,669,709)

Net Increase (Decrease)	67,440	742,094	(137,728)	(1,498,341)

Class Y
Shares Sold	2,125,761	$23,480,968	2,783,671	$30,330,685
Shares Issued for Reinvested Dividends	147,339	1,611,890	—	—
Shares Redeemed	(8,430,728)	(93,799,075)	(12,146,549)	(129,623,263)

Net Increase (Decrease)	(6,157,628)	(68,706,217)	(9,362,878)	(99,292,578)

Class F(1)
Shares Sold	7,736,014	$85,870,929	—	$—
Shares Redeemed	(24,489)	(272,456)	—	—

Net Increase (Decrease)	7,711,525	85,598,473	—	—

Total Net Increase (Decrease)	(1,155,685)	$(11,731,794)	(18,756,752)	$(198,065,719)

(1) Inception date of class was February 28, 2017.

Municipal Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	347,546	$3,478,843	721,556	$7,497,858
Shares Issued for Reinvested Dividends	12,107	121,380	11,868	123,308
Shares Redeemed	(173,037)	(1,733,707)	(77,173)	(803,466)

Net Increase (Decrease)	186,616	1,866,516	656,251	6,817,700

Class C
Shares Sold	19,574	$196,026	54,676	$569,025
Shares Issued for Reinvested Dividends	2,821	28,330	3,560	36,875
Shares Redeemed	(497)	(4,991)	(15,836)	(164,815)

Net Increase (Decrease)	21,898	219,365	42,400	441,085

Class I
Shares Sold	48,233	$483,190	94,138	$981,828
Shares Issued for Reinvested Dividends	7,432	74,474	12,387	128,308
Shares Redeemed	(28,212)	(280,756)	(18,684)	(192,097)

Net Increase (Decrease)	27,453	276,908	87,841	918,039

327

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Municipal Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	996	$10,000	—	$—
Shares Issued for Reinvested Dividends	4	42	—	—

Net Increase (Decrease)	1,000	10,042	—	—

Total Net Increase (Decrease)	236,967	$2,372,831	786,492	$8,176,824

(1) Inception date of class was February 28, 2017.

Municipal Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	3,035,953	$25,578,791	14,582,818	$126,868,821
Shares Issued for Reinvested Dividends	360,342	3,032,020	662,308	5,774,891
Shares Redeemed	(6,974,370)	(58,595,524)	(7,520,309)	(65,536,354)
Shares converted (from) Class B into Class A	2,621	22,271	4,490	39,007

Net Increase (Decrease)	(3,575,454)	(29,962,442)	7,729,307	67,146,365

Class B
Shares Sold	49	$413	4,241	$36,686
Shares Issued for Reinvested Dividends	592	4,968	2,744	23,839
Shares Redeemed	(73,873)	(621,971)	(175,910)	(1,532,366)
Shares converted (from) Class B into Class A	(2,623)	(22,271)	(4,495)	(39,007)

Net Increase (Decrease)	(75,855)	(638,861)	(173,420)	(1,510,848)

Class C
Shares Sold	721,267	$6,079,529	5,507,746	$47,992,016
Shares Issued for Reinvested Dividends	104,425	879,444	189,530	1,653,633
Shares Redeemed	(2,613,349)	(21,989,075)	(2,424,788)	(21,167,464)

Net Increase (Decrease)	(1,787,657)	(15,030,102)	3,272,488	28,478,185

Class I
Shares Sold	12,081,622	$101,882,976	26,049,402	$227,224,922
Shares Issued for Reinvested Dividends	354,038	2,985,998	576,540	5,044,556
Shares Redeemed	(16,102,045)	(135,773,981)	(7,299,417)	(63,856,106)

Net Increase (Decrease)	(3,666,385)	(30,905,007)	19,326,525	168,413,372

Class F(1)
Shares Sold	1,182	$10,000	—	$—
Shares Issued for Reinvested Dividends	6	47	—	—

Net Increase (Decrease)	1,188	10,047	—	—

Total Net Increase (Decrease)	(9,104,163)	$(76,526,365)	30,154,900	$262,527,074

(1)	Inception date of class was February 28, 2017.

328

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Municipal Real Return Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,303,391	$11,893,893	2,426,069	$22,451,815
Shares Issued for Reinvested Dividends	138,603	1,268,872	286,045	2,654,380
Shares Redeemed	(1,387,847)	(12,691,892)	(3,216,468)	(29,780,234)
Shares converted (from) Class B into Class A	689	6,240	8,460	78,852

Net Increase (Decrease)	54,836	477,113	(495,894)	(4,595,187)

Class B
Shares Sold	—	$4	176	$1,612
Shares Issued for Reinvested Dividends	239	2,156	1,298	11,911
Shares Redeemed	(21,821)	(198,303)	(47,844)	(439,271)
Shares converted (from) Class B into Class A	(696)	(6,240)	(8,542)	(78,852)

Net Increase (Decrease)	(22,278)	(202,383)	(54,912)	(504,600)

Class C
Shares Sold	103,240	$939,997	267,711	$2,455,745
Shares Issued for Reinvested Dividends	19,186	174,563	44,480	410,223
Shares Redeemed	(638,111)	(5,795,042)	(561,534)	(5,172,580)

Net Increase (Decrease)	(515,685)	(4,680,482)	(249,343)	(2,306,612)

Class I
Shares Sold	3,026,638	$27,669,607	2,096,540	$19,526,470
Shares Issued for Reinvested Dividends	52,184	479,602	53,522	498,244
Shares Redeemed	(865,558)	(7,931,179)	(1,209,176)	(11,244,171)

Net Increase (Decrease)	2,213,264	20,218,030	940,886	8,780,543

Class Y
Shares Sold	61,329	$562,715	3,908	$35,940
Shares Issued for Reinvested Dividends	23,922	218,268	50,021	462,494
Shares Redeemed	(64,814)	(592,999)	(193,696)	(1,791,775)

Net Increase (Decrease)	20,437	187,984	(139,767)	(1,293,341)

Class F(1)
Shares Sold	1,086	$10,000	—	$—
Shares Issued for Reinvested Dividends	5	50	—	—

Net Increase (Decrease)	1,091	10,050	—	—

Total Net Increase (Decrease)	1,751,665	$16,010,312	970	$80,803

(1) Inception date of class was February 28, 2017.

Municipal Short Duration Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	194,095	$1,934,713	742,256	$7,480,644
Shares Issued for Reinvested Dividends	4,589	45,615	6,456	65,194
Shares Redeemed	(257,842)	(2,565,946)	(314,000)	(3,165,925)

Net Increase (Decrease)	(59,158)	(585,618)	434,712	4,379,913

329

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Municipal Short Duration Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	43,334	$430,285	139,144	$1,399,350
Shares Issued for Reinvested Dividends	1,396	13,905	808	8,160
Shares Redeemed	(85,199)	(845,664)	(48,309)	(487,603)

Net Increase (Decrease)	(40,469)	(401,474)	91,643	919,907

Class I
Shares Sold	98,298	$976,217	88,495	$895,354
Shares Issued for Reinvested Dividends	4,508	44,828	6,429	64,918
Shares Redeemed	(11,910)	(118,255)	(15,720)	(158,613)

Net Increase (Decrease)	90,896	902,790	79,204	801,659

Class F(1)
Shares Sold	1,004	$10,000	—	$—
Shares Issued for Reinvested Dividends	2	24	—	—

Net Increase (Decrease)	1,006	10,024	—	—

Total Net Increase (Decrease)	(7,725)	$(74,278)	605,559	$6,101,479

(1) Inception date of class was February 28, 2017.

Quality Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	393,771	$4,007,936	1,269,793	$13,013,991
Shares Issued for Reinvested Dividends	38,325	377,181	24,416	250,322
Shares Redeemed	(464,410)	(4,613,952)	(1,041,169)	(10,619,864)

Net Increase (Decrease)	(32,314)	(228,835)	253,040	2,644,449

Class C
Shares Sold	69,526	$702,003	360,632	$3,665,875
Shares Issued for Reinvested Dividends	8,637	84,232	3,654	37,115
Shares Redeemed	(160,631)	(1,582,879)	(227,606)	(2,293,625)

Net Increase (Decrease)	(82,468)	(796,644)	136,680	1,409,365

Class I
Shares Sold	235,905	$2,355,712	1,466,870	$15,092,350
Shares Issued for Reinvested Dividends	26,816	264,197	14,200	146,780
Shares Redeemed	(982,916)	(9,782,606)	(521,238)	(5,341,409)

Net Increase (Decrease)	(720,195)	(7,162,697)	959,832	9,897,721

Class R3
Shares Sold	11,158	$109,877	18,699	$191,474
Shares Issued for Reinvested Dividends	498	4,896	1,650	16,690
Shares Redeemed	(2,213)	(21,847)	(205,986)	(2,069,904)

Net Increase (Decrease)	9,443	92,926	(185,637)	(1,861,740)

330

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Quality Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	1	$11	1,220	$12,500
Shares Issued for Reinvested Dividends	49	482	1,621	16,403
Shares Redeemed	(1,249)	(12,277)	(206,713)	(2,081,164)

Net Increase (Decrease)	(1,199)	(11,784)	(203,872)	(2,052,261)

Class R5
Shares Sold	—	$—	3,246	$33,631
Shares Issued for Reinvested Dividends	117	1,154	1,717	17,401
Shares Redeemed	(152)	(1,512)	(208,186)	(2,099,992)

Net Increase (Decrease)	(35)	(358)	(203,223)	(2,048,960)

Class Y
Shares Sold	1,620,059	$16,082,848	10,074,103	$102,128,002
Shares Issued for Reinvested Dividends	227,571	2,244,926	179,790	1,851,968
Shares Redeemed	(10,901,734)	(108,430,854)	(2,133,567)	(21,772,108)

Net Increase (Decrease)	(9,054,104)	(90,103,080)	8,120,326	82,207,862

Class F(1)
Shares Sold	10,776,723	$107,017,973	—	$—
Shares Issued for Reinvested Dividends	15,090	150,443	—	—
Shares Redeemed	(116,449)	(1,162,780)	—	—

Net Increase (Decrease)	10,675,364	106,005,636	—	—

Total Net Increase (Decrease)	794,492	$7,795,164	8,877,146	$90,196,436

(1) Inception date of class was February 28, 2017.

Short Duration Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	14,730,668	$145,022,393	28,620,804	$280,542,101
Shares Issued for Reinvested Dividends	486,623	4,790,479	828,535	8,139,754
Shares Redeemed	(15,932,590)	(156,833,291)	(23,744,996)	(232,955,793)
Shares converted (from) Class B into Class A	27,574	271,549	49,280	482,829

Net Increase (Decrease)	(687,725)	(6,748,870)	5,753,623	56,208,891

Class B
Shares Sold	13,116	$131,698	85,977	$845,123
Shares Issued for Reinvested Dividends	1,633	16,169	5,642	55,629
Shares Redeemed	(133,075)	(1,317,406)	(253,423)	(2,497,182)
Shares converted (from) Class B into Class A	(27,411)	(271,549)	(49,014)	(482,829)

Net Increase (Decrease)	(145,737)	(1,441,088)	(210,818)	(2,079,259)

331

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Short Duration Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C
Shares Sold	1,848,661	$18,208,031	6,380,031	$62,374,463
Shares Issued for Reinvested Dividends	69,170	680,800	113,369	1,113,094
Shares Redeemed	(3,033,087)	(29,841,785)	(6,046,343)	(59,182,231)

Net Increase (Decrease)	(1,115,256)	(10,952,954)	447,057	4,305,326

Class I
Shares Sold	9,428,208	$93,000,268	18,353,992	$180,233,428
Shares Issued for Reinvested Dividends	182,114	1,796,711	242,826	2,391,275
Shares Redeemed	(7,267,602)	(71,666,393)	(12,336,026)	(121,286,816)

Net Increase (Decrease)	2,342,720	23,130,586	6,260,792	61,337,887

Class R3
Shares Sold	31,851	$312,410	30,704	$298,280
Shares Issued for Reinvested Dividends	854	8,384	1,331	13,029
Shares Redeemed	(17,237)	(168,971)	(24,521)	(240,284)

Net Increase (Decrease)	15,468	151,823	7,514	71,025

Class R4
Shares Sold	143	$1,416	10,091	$98,052
Shares Issued for Reinvested Dividends	518	5,097	919	9,014
Shares Redeemed	(5,258)	(51,692)	(13,186)	(128,994)

Net Increase (Decrease)	(4,597)	(45,179)	(2,176)	(21,928)

Class R5
Shares Sold	62,116	$611,219	9,673	$95,351
Shares Issued for Reinvested Dividends	427	4,196	288	2,830
Shares Redeemed	(11,433)	(112,494)	(153)	(1,523)

Net Increase (Decrease)	51,110	502,921	9,808	96,658

Class Y
Shares Sold	231,488	$2,261,240	4,496,999	$43,644,792
Shares Issued for Reinvested Dividends	44,591	437,810	85,571	839,401
Shares Redeemed	(4,535,125)	(44,535,391)	(800,270)	(7,853,460)

Net Increase (Decrease)	(4,259,046)	(41,836,341)	3,782,300	36,630,733

Class F(1)
Shares Sold	4,190,473	$41,350,979	—	$—
Shares Issued for Reinvested Dividends	5,779	57,096	—	—
Shares Redeemed	(33,522)	(331,183)	—	—

Net Increase (Decrease)	4,162,730	41,076,892	—	—

Total Net Increase (Decrease)	359,667	$3,837,790	16,048,100	$156,549,333

(1)	Inception date of class was February 28, 2017.

332

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Strategic Income Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,521,723	$13,239,752	2,430,175	$20,754,361
Shares Issued for Reinvested Dividends	342,615	2,962,498	558,593	4,753,884
Shares Redeemed	(2,494,782)	(21,640,361)	(3,810,905)	(32,465,530)
Shares converted (from) Class B into Class A	23,090	202,597	36,431	314,282

Net Increase (Decrease)	(607,354)	(5,235,514)	(785,706)	(6,643,003)

Class B
Shares Sold	129	$1,106	6,748	$58,946
Shares Issued for Reinvested Dividends	4,863	42,049	12,608	107,205
Shares Redeemed	(113,528)	(992,649)	(203,103)	(1,740,003)
Shares converted (from) Class B into Class A	(23,028)	(202,597)	(36,379)	(314,282)

Net Increase (Decrease)	(131,564)	(1,152,091)	(220,126)	(1,888,134)

Class C
Shares Sold	342,647	$2,995,140	937,130	$8,017,893
Shares Issued for Reinvested Dividends	173,562	1,504,256	285,373	2,431,645
Shares Redeemed	(1,360,859)	(11,842,784)	(2,899,897)	(24,614,275)

Net Increase (Decrease)	(844,650)	(7,343,388)	(1,677,394)	(14,164,737)

Class I
Shares Sold	1,171,652	$10,223,839	1,728,431	$14,983,812
Shares Issued for Reinvested Dividends	92,991	807,596	119,688	1,024,437
Shares Redeemed	(869,302)	(7,579,370)	(1,697,787)	(14,479,582)

Net Increase (Decrease)	395,341	3,452,065	150,332	1,528,667

Class R3
Shares Sold	4,150	$35,649	6,439	$54,119
Shares Issued for Reinvested Dividends	716	6,164	1,292	10,952
Shares Redeemed	(12,049)	(103,092)	(14,007)	(120,115)

Net Increase (Decrease)	(7,183)	(61,279)	(6,276)	(55,044)

Class R4
Shares Sold	522	$4,517	11,208	$95,132
Shares Issued for Reinvested Dividends	547	4,710	979	8,341
Shares Redeemed	(15,830)	(138,936)	(7,154)	(61,556)

Net Increase (Decrease)	(14,761)	(129,709)	5,033	41,917

Class R5
Shares Sold	1,013	$8,771	21,555	$179,293
Shares Issued for Reinvested Dividends	1,327	11,463	2,124	18,141
Shares Redeemed	(3,354)	(29,442)	(12,437)	(109,572)

Net Increase (Decrease)	(1,014)	(9,208)	11,242	87,862

Class R6
Shares Issued for Reinvested Dividends	35	303	53	452

Net Increase (Decrease)	35	303	53	452

333

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Strategic Income Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	1,687,260	$14,686,424	10,497,534	$87,482,620
Shares Issued for Reinvested Dividends	450,221	3,876,632	917,538	7,800,015
Shares Redeemed	(20,847,918)	(182,480,214)	(5,730,541)	(49,168,072)

Net Increase (Decrease)	(18,710,437)	(163,917,158)	5,684,531	46,114,563

Class F(1)
Shares Sold	17,466,059	$153,879,249	—	$—
Shares Issued for Reinvested Dividends	60,986	541,554	—	—
Shares Redeemed	(168,053)	(1,490,285)	—	—

Net Increase (Decrease)	17,358,992	152,930,518	—	—

Total Net Increase (Decrease)	(2,562,595)	$(21,465,461)	3,161,689	$25,022,543

(1)	Inception date of class was February 28, 2017.

Total Return Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	9,100,715	$93,495,647	22,706,372	$235,132,539
Shares Issued for Reinvested Dividends	926,888	9,521,384	1,987,703	20,606,042
Shares Redeemed	(13,166,466)	(135,058,864)	(15,459,224)	(160,792,799)
Shares converted (from) Class B into Class A	39,794	407,835	90,823	935,733

Net Increase (Decrease)	(3,099,069)	(31,633,998)	9,325,674	95,881,515

Class B
Shares Sold	4,092	$41,937	58,556	$600,491
Shares Issued for Reinvested Dividends	2,741	27,908	15,488	158,521
Shares Redeemed	(245,819)	(2,505,639)	(590,476)	(6,069,898)
Shares converted (from) Class B into Class A	(40,107)	(407,835)	(91,549)	(935,733)

Net Increase (Decrease)	(279,093)	(2,843,629)	(607,981)	(6,246,619)

Class C
Shares Sold	419,469	$4,319,478	2,129,125	$22,067,428
Shares Issued for Reinvested Dividends	56,611	582,543	134,454	1,395,050
Shares Redeemed	(1,401,488)	(14,418,048)	(1,745,773)	(18,115,344)

Net Increase (Decrease)	(925,408)	(9,516,027)	517,806	5,347,134

Class I
Shares Sold	12,310,174	$126,502,974	11,869,848	$124,707,572
Shares Issued for Reinvested Dividends	212,159	2,183,297	109,325	1,140,101
Shares Redeemed	(3,782,795)	(38,823,763)	(3,183,267)	(33,264,213)

Net Increase (Decrease)	8,739,538	89,862,508	8,795,906	92,583,460

334

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Total Return Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	128,991	$1,354,605	131,737	$1,396,140
Shares Issued for Reinvested Dividends	6,449	67,508	13,760	145,018
Shares Redeemed	(95,554)	(1,000,122)	(180,267)	(1,897,346)

Net Increase (Decrease)	39,886	421,991	(34,770)	(356,188)

Class R4
Shares Sold	99,506	$1,037,044	290,133	$3,053,938
Shares Issued for Reinvested Dividends	17,972	187,766	41,169	433,590
Shares Redeemed	(194,097)	(2,023,159)	(383,382)	(4,023,093)

Net Increase (Decrease)	(76,619)	(798,349)	(52,080)	(535,565)

Class R5
Shares Sold	5,486	$57,144	25,337	$265,391
Shares Issued for Reinvested Dividends	1,962	20,493	4,494	47,343
Shares Redeemed	(9,780)	(101,012)	(27,654)	(295,184)

Net Increase (Decrease)	(2,332)	(23,375)	2,177	17,550

Class R6
Shares Sold	46,612	$488,024	—	$—
Shares Issued for Reinvested Dividends	120	1,264	32	332

Net Increase (Decrease)	46,732	489,288	32	332

Class Y
Shares Sold	9,816,827	$102,242,134	7,199,633	$75,092,525
Shares Issued for Reinvested Dividends	1,318,739	13,755,127	3,240,439	34,102,358
Shares Redeemed	(67,261,882)	(703,810,352)	(19,119,583)	(199,817,363)

Net Increase (Decrease)	(56,126,316)	(587,813,091)	(8,679,511)	(90,622,480)

Class F(1)
Shares Sold	64,705,709	$667,183,412	—	$—
Shares Issued for Reinvested Dividends	112,372	1,166,418	—	—
Shares Redeemed	(880,262)	(9,127,997)	—	—

Net Increase (Decrease)	63,937,819	659,221,833	—	—

Total Net Increase (Decrease)	12,255,138	$117,367,151	9,267,253	$96,069,139

(1) Inception date of class was February 28, 2017.

335

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Unconstrained Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	91,705	$877,591	264,898	$2,507,183
Shares Issued for Reinvested Dividends	72,958	697,458	185,602	1,755,832
Shares Redeemed	(678,275)	(6,474,309)	(1,373,035)	(12,993,284)
Shares converted (from) Class B into Class A	2,963	28,145	9,144	86,646

Net Increase (Decrease)	(510,649)	(4,871,115)	(913,391)	(8,643,623)

Class B
Shares Sold	10	$99	110	$1,039
Shares Issued for Reinvested Dividends	625	5,962	2,468	23,334
Shares Redeemed	(27,454)	(262,669)	(52,376)	(496,129)
Shares converted (from) Class B into Class A	(2,965)	(28,145)	(9,147)	(86,646)

Net Increase (Decrease)	(29,784)	(284,753)	(58,945)	(558,402)

Class C
Shares Sold	24,649	$234,631	197,472	$1,871,919
Shares Issued for Reinvested Dividends	11,584	110,977	31,235	296,105
Shares Redeemed	(204,602)	(1,954,727)	(411,544)	(3,898,061)

Net Increase (Decrease)	(168,369)	(1,609,119)	(182,837)	(1,730,037)

Class I
Shares Sold	183,850	$1,750,336	464,199	$4,375,907
Shares Issued for Reinvested Dividends	8,501	81,315	15,420	146,231
Shares Redeemed	(265,630)	(2,530,742)	(329,227)	(3,118,387)

Net Increase (Decrease)	(73,279)	(699,091)	150,392	1,403,751

Class R3
Shares Sold	8,271	$79,147	11,986	$111,676
Shares Issued for Reinvested Dividends	224	2,138	650	6,144
Shares Redeemed	(21,295)	(203,665)	(3,631)	(33,893)

Net Increase (Decrease)	(12,800)	(122,380)	9,005	83,927

Class R4
Shares Sold	3,617	$34,484	27,815	$264,420
Shares Issued for Reinvested Dividends	63	604	552	5,211
Shares Redeemed	(6,255)	(59,963)	(16,930)	(160,360)

Net Increase (Decrease)	(2,575)	(24,875)	11,437	109,271

Class R5
Shares Sold	287,924	$2,747,581	—	$—
Shares Issued for Reinvested Dividends	144	1,373	454	4,284
Shares Redeemed	(172,855)	(1,660,519)	—	—

Net Increase (Decrease)	115,213	1,088,435	454	4,284

Class Y
Shares Sold	160,455	$1,525,880	326,706	$3,082,153
Shares Issued for Reinvested Dividends	26,922	256,127	82,611	779,299
Shares Redeemed	(2,417,119)	(23,119,839)	(248,904)	(2,345,267)

Net Increase (Decrease)	(2,229,742)	(21,337,832)	160,413	1,516,185

336

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Unconstrained Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(1)
Shares Sold	727,275	$6,974,636	—	$—
Shares Issued for Reinvested Dividends	1,450	13,965	—	—
Shares Redeemed	(986)	(9,455)	—	—

Net Increase (Decrease)	727,739	6,979,146	—	—

Total Net Increase (Decrease)	(2,184,246)	$(20,881,584)	(823,472)	$(7,814,644)

(1) Inception date of class was February 28, 2017.

World Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	6,798,253	$69,832,393	24,744,499	$253,730,835
Shares Issued for Reinvested Dividends	—	—	1,585,611	16,002,267
Shares Redeemed	(16,580,163)	(170,347,912)	(39,477,592)	(405,136,063)

Net Increase (Decrease)	(9,781,910)	(100,515,519)	(13,147,482)	(135,402,961)

Class C
Shares Sold	541,220	$5,512,230	3,636,598	$37,171,431
Shares Issued for Reinvested Dividends	—	—	375,455	3,777,808
Shares Redeemed	(3,658,131)	(37,256,290)	(5,661,929)	(57,947,176)

Net Increase (Decrease)	(3,116,911)	(31,744,060)	(1,649,876)	(16,997,937)

Class I
Shares Sold	132,720,880	$1,367,970,998	106,414,804	$1,094,710,289
Shares Issued for Reinvested Dividends	—	—	5,749,511	58,117,042
Shares Redeemed	(83,198,076)	(857,156,537)	(98,150,441)	(1,008,809,604)

Net Increase (Decrease)	49,522,804	510,814,461	14,013,874	144,017,727

Class R3
Shares Sold	22,454	$230,022	136,049	$1,401,222
Shares Issued for Reinvested Dividends	—	—	2,010	20,300
Shares Redeemed	(14,312)	(146,836)	(33,492)	(344,178)

Net Increase (Decrease)	8,142	83,186	104,567	1,077,344

Class R4
Shares Sold	17,254	$177,041	70,598	$724,345
Shares Issued for Reinvested Dividends	—	—	10,838	109,500
Shares Redeemed	(51,526)	(529,526)	(425,675)	(4,402,709)

Net Increase (Decrease)	(34,272)	(352,485)	(344,239)	(3,568,864)

337

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

World Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	131,649	$1,357,258	120,729	$1,253,095
Shares Issued for Reinvested Dividends	—	—	977	9,877
Shares Redeemed	(31,711)	(326,875)	(40,497)	(419,035)

Net Increase (Decrease)	99,938	1,030,383	81,209	843,937

Class R6
Shares Sold	33,425	$345,245	67,536	$692,760
Shares Issued for Reinvested Dividends	—	—	624	6,321
Shares Redeemed	(27,610)	(284,407)	(10,119)	(104,223)

Net Increase (Decrease)	5,815	60,838	58,041	594,858

Class Y
Shares Sold	13,871,008	$143,342,435	31,082,348	$321,222,240
Shares Issued for Reinvested Dividends	—	—	1,788,839	18,097,496
Shares Redeemed	(28,330,005)	(292,950,399)	(38,669,624)	(394,868,167)

Net Increase (Decrease)	(14,458,997)	(149,607,964)	(5,798,437)	(55,548,431)

Class F(1)
Shares Sold	15,270,337	$157,895,932	—	$—
Shares Redeemed	(53,125)	(549,598)	—	—

Net Increase (Decrease)	15,217,212	157,346,334	—	—

Total Net Increase (Decrease)	37,461,821	$387,115,174	(6,682,343)	$(64,984,327)

(1)	Inception date of class was February 28, 2017.

11.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2017, none of the Funds had borrowings under this facility.

12.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to

338

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

In July 2007, the Floating Rate Fund and more than 60 other lenders (known collectively as the “Transeastern Lenders”) accepted the payoff of a guarantee from Tousa, Inc. (“Tousa”), a Florida homebuilder. In order to fund the payoff, Tousa borrowed money from certain new lenders and secured the loan by granting liens to the new lenders on the assets of certain Tousa subsidiaries (the “Subsidiaries”). Tousa entered bankruptcy in January 2008. In July 2008, a committee of creditors of the Subsidiaries (the “Committee”) brought suit against the Transeastern Lenders alleging that the Subsidiaries had received no benefit in return for the liens on their assets, that the Subsidiaries were co-borrowers on the loan from the new lenders, and that the Transeastern Lenders received the value of the liens when the Transeastern Lenders accepted the payoff. The Subsidiaries sought the avoidance of their liens and the return of the value of those liens to the bankruptcy estate. On October 13, 2009, the bankruptcy court in the Southern District of Florida ruled in favor of the Committee, avoided the liens, and ordered the Transeastern Lenders to return the payoff amount to the bankruptcy estate. The Transeastern Lenders, together with the Fund, appealed the decision to the district court. On February 11, 2011, the District Court ruled in favor of the Transeastern Lenders and the Fund and quashed the bankruptcy court opinion. The Committee appealed to the Eleventh Circuit. The Eleventh Circuit reinstated the bankruptcy court opinion, but remanded back to the District Court on the question of remedies. The District Court then in turn remanded one issue back to the bankruptcy court for a report and recommendation. On April 1, 2016, the bankruptcy court issued its report and recommendation, which was unfavorable in many respects to the Transeastern Lenders. On March 8, 2017, the District Court accepted the report and recommendation and ordered the Transeastern Lenders to disgorge and return the payoff amount, plus prejudgment interest. The Transeastern Lenders have appealed this decision to the Eleventh Circuit. If the decision is upheld on appeal, the Fund would be required to return approximately $3-3.5 million to the bankruptcy estate. Management of the Fund believes resolution of this matter will not have a material impact on the Fund’s financial statements.

13.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in

339

Hartford Funds - Fixed Income Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2017, events and transactions subsequent to April 30, 2017, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

340

Fixed Income Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

341

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with any Fund sub-adviser.

MFSAR-FI17 6/17    201766    Printed in U.S.A.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing with Hartford Funds. We are pleased to present you with the Semi-Annual Report, which covers the period from November 1, 2016 through April 30, 2017.

Market Review

With the exception of a brief dip ahead of the US presidential election in

November, US stocks, as measured by the S&P 500 Index,1 kept an upward trajectory during the six months ended April 30, 2017. That positive momentum helped push the Index to a nearly 12% gain for 2016, and started 2017 off with just under a 7% return through April 30.

The primary driver of market progress during the period was the outcome of the presidential election. Markets viewed the incoming Trump administration as a positive for businesses and investors, and that optimism carried through past the inauguration. Positive job reports and a growing domestic economy reflected this optimism and have served as the basis of the US Federal Reserve’s continued interest-rate hike cycle that began in December 2015. At the time of this writing, consensus expectations were for a continued gradual rate-hike pace by the Federal Reserve, which should help markets better digest and account for such changes.

Going forward, politics both at home and abroad are likely to continue playing a key role in driving market movements. Uncertainty surrounding potential policy changes by the Trump administration, other European elections, and Britain’s “Brexit” undertaking to leave the European Union could all influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets with confidence. Regardless of the political environment, your advisor can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing with Hartford Funds. For the most up-to-date information on our mutual funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Schroders Funds

Hartford Schroders Emerging Markets Debt and Currency Fund inception 12/15/2011

(sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited)	Investment objective – The Fund seeks to generate positive total returns over the long term regardless of market conditions.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Class A3	1.86%	2.36%	1.80%	1.52%
Class A4	-2.71%	-2.26%	0.86%	0.66%
Class C3	1.57%	2.07%	1.94%	1.67%
Class C4	0.57%	1.07%	1.94%	1.67%
Class I3	2.06%	2.56%	2.03%	1.76%
Class Y3	2.06%	2.56%	2.03%	1.76%
Class F3	2.06%	2.56%	2.03%	1.76%
Class SDR[3]	2.05%	2.66%	2.09%	1.81%
3-month USD Fixed LIBOR	0.44%	0.77%	0.41%	0.42%

[1]	Not Annualized
[2]	Inception: 12/15/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Absolute Return EMD and Currency Fund (the “Predecessor Fund”), which commenced operations on 12/15/11. Class C and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

3-month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes) gives an indication of the interest rate at which a panel of selected banks borrow U.S. dollar funds from one another with a maturity of three months.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

2

Hartford Schroders Emerging Markets Debt and Currency Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
Emerging Markets Debt and Currency	Class A	1.40%	1.49%
Emerging Markets Debt and Currency	Class C	2.15%	2.24%
Emerging Markets Debt and Currency	Class I	1.15%	1.18%
Emerging Markets Debt and Currency	Class Y	1.05%	1.12%
Emerging Markets Debt and Currency	Class F	1.00%	1.07%
Emerging Markets Debt and Currency	Class SDR	1.00%	1.07%

*	Expenses as shown in the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018 and transfer agency fees remain in effect until February 28, 2018 and each automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund is non-diversified, so it may be more exposed to the risks associated with individual issuers than a diversified fund. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	1.4%
Foreign Government Obligations	60.3
U.S. Government Securities	6.1

Total	67.8%

Short-Term Investments	29.4
Other Assets & Liabilities	2.8

Total	100.0%

3

Hartford Schroders Emerging Markets Equity Fund inception 03/31/2006

(sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	10.39%	23.10%	1.85%	3.02%
Class A3	4.34%	16.31%	0.71%	2.44%
Class C2	10.07%	22.75%	2.00%	3.19%
Class C3	9.07%	21.75%	2.00%	3.19%
Class I2	10.42%	23.24%	2.08%	3.23%
Class R3[2]	10.31%	23.02%	2.04%	3.21%
Class R4[2]	10.37%	23.09%	2.05%	3.22%
Class R5[2]	10.51%	23.25%	2.08%	3.23%
Class Y2	10.70%	23.46%	2.11%	3.25%
Class F2	10.42%	23.24%	2.08%	3.23%
Class SDR[2]	10.52%	23.45%	2.14%	3.26%
MSCI Emerging Markets Index (Net)	8.88%	19.13%	1.49%	2.48%
MSCI Emerging Markets Index (Gross)	9.03%	19.58%	1.85%	2.81%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Emerging Market Equity Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Effective 3/1/17, the Fund changed its benchmark from the MSCI Emerging Markets Index (Gross) to the MSCI Emerging Markets Index (Net). Hartford Funds Management Company, LLC, the investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices.

MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets, consisting of 24 emerging market country indices.

4

Hartford Schroders Emerging Markets Equity Fund inception 03/31/2006

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

5

Hartford Schroders Emerging Markets Equity Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
Emerging Markets Equity	Class A	1.45%	1.45%
Emerging Markets Equity	Class C	2.20%	2.20%
Emerging Markets Equity	Class I	1.27%	1.30%
Emerging Markets Equity	Class R3	1.81%	1.81%
Emerging Markets Equity	Class R4	1.51%	1.51%
Emerging Markets Equity	Class R5	1.21%	1.21%
Emerging Markets Equity	Class Y	1.15%	1.15%
Emerging Markets Equity	Class F	1.10%	1.10%
Emerging Markets Equity	Class SDR	1.10%	1.10%

*	Expenses as shown in the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018 and transfer agency fees remain in effect until February 28, 2018 and each automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. Investments in Equity Linked Notes (ELN) are subject to interest, credit, management, counterparty, liquidity, and market risks and, as applicable, foreign security and currency risks. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	9.4%
Consumer Staples	5.9
Energy	7.8
Financials	26.4
Health Care	0.5
Industrials	3.8
Information Technology	31.0
Materials	5.8
Real Estate	1.1
Telecommunication Services	5.9
Utilities	0.7

Total	98.3%

Short-Term Investments	0.6
Other Assets & Liabilities	1.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Schroders Emerging Markets Equity Fund

Fund Summary – (continued)

April 30, 2017 (Unaudited)

Composition by Currency

as of April 30, 2017

Description	Percentage of Net Assets
Brazilian Real	3.5%
British Pound	0.3
Chilean Peso	0.4
Egyptian Pound	0.2
Euro	0.4
Hong Kong Dollar	21.4
Hungarian Forint	1.9
Indian Rupee	5.1
Indonesian Rupiah	0.1
Mexican Peso	0.3
Polish Zloty	2.4
South African Rand	2.7
South Korean Won	19.8
Taiwanese Dollar	12.2
Thai Baht	2.1
Turkish Lira	1.1
United Arab Emirates Dirham	1.1
United States Dollar	23.9
Other Assets & Liabilities	1.1

Total	100.0%

7

Hartford Schroders Emerging Markets Multi-Sector Bond Fund inception 06/25/2013

(sub-advised by Schroder Investment Management North America Inc.)	Investment objective – The Fund seeks to provide a return of long-term capital growth and income.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Class A3	4.11%	9.67%	3.84%
Class A4	-0.56%	4.78%	2.61%
Class C3	3.65%	9.30%	3.91%
Class C4	2.65%	8.30%	3.91%
Class I3	4.13%	9.80%	4.03%
Class R3[3]	3.93%	9.59%	3.98%
Class R4[3]	4.11%	9.79%	4.03%
Class R5[3]	4.14%	9.82%	4.03%
Class Y3	4.27%	9.96%	4.07%
Class F3	4.12%	9.79%	4.03%
Class SDR[3]	4.27%	10.01%	4.16%
JP Morgan EMBI Global Diversified Index	2.45%	8.62%	7.59%
JP Morgan GBI Emerging Markets Global Diversified Index	2.04%	4.03%	-1.43%
JP Morgan CEMBI Broad Diversified Index	2.77%	8.04%	6.33%
Emerging Markets Multi-Sector Bond Fund Blended Index	2.45%	6.97%	4.17%

[1]	Not Annualized
[2]	Inception: 06/25/2013
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Emerging Markets Multi-Sector Bond Fund (the “Predecessor Fund”), which commenced operations on 6/25/13. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) tracks total returns for US dollar denominated Brady bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) is a comprehensive global, local emerging-markets index,

and consists of liquid, fixed-rate, domestic-currency government bonds.

JP Morgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes) tracks total returns of US dollar denominated debt instruments issued by corporate entities in emerging markets countries.

8

Hartford Schroders Emerging Markets Multi-Sector Bond Fund inception 06/25/2013

Emerging Markets Multi-Sector Bond Fund Blended Index is calculated by Hartford Funds Management Company, LLC and represents the weighted return of 33.4% JP Morgan EMBI Global Diversified Index, 33.3% JP Morgan GBI Emerging Markets Global Diversified Index and 33.3% JP Morgan CEMBI Broad Diversified Index.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

9

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
Emerging Markets Multi-Sector Bond	Class A	1.15%	1.16%
Emerging Markets Multi-Sector Bond	Class C	1.90%	1.91%
Emerging Markets Multi-Sector Bond	Class I	0.90%	0.94%
Emerging Markets Multi-Sector Bond	Class R3	1.45%	1.57%
Emerging Markets Multi-Sector Bond	Class R4	1.15%	1.27%
Emerging Markets Multi-Sector Bond	Class R5	0.85%	0.97%
Emerging Markets Multi-Sector Bond	Class Y	0.80%	0.91%
Emerging Markets Multi-Sector Bond	Class F	0.75%	0.86%
Emerging Markets Multi-Sector Bond	Class SDR	0.75%	0.86%

*	Expenses as shown in the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018 and transfer agency fees remain in effect until February 28, 2018 and each automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund is non-diversified, so it may be more exposed to the risks associated with individual issuers than a diversified fund. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Corporate Bonds	30.1%
Foreign Government Obligations	61.8

Total	91.9%

Short-Term Investments	6.4
Other Assets & Liabilities	1.7

Total	100.0%

10

Hartford Schroders Global Strategic Bond Fund inception 06/23/2014

(sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited)	Investment objective – The Fund seeks total return over the long term.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Class A3	1.40%	4.04%	-0.26%
Class A4	-3.13%	-0.60%	-1.85%
Class C3	1.13%	3.84%	-0.15%
Class C4	0.15%	2.84%	-0.15%
Class I3	1.47%	4.31%	0.00%
Class R3[3]	1.38%	4.10%	-0.07%
Class R4[3]	1.46%	4.19%	-0.04%
Class R5[3]	1.46%	4.31%	0.00%
Class Y3	1.47%	4.32%	0.00%
Class F3	1.47%	4.31%	0.00%
Class SDR[3]	1.53%	4.37%	0.13%
3-month USD Fixed LIBOR	0.44%	0.77%	0.46%

[1]	Not Annualized
[2]	Inception: 06/23/2014
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Global Strategic Bond Fund (the “Predecessor Fund”), which commenced operations on 6/23/14. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/19/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

3-month USD Fixed LIBOR (reflects no deduction for fees, expenses or taxes) gives an indication of the interest rate at which a panel of selected banks borrow U.S. dollar funds from one another with a maturity of three months.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

11

Hartford Schroders Global Strategic Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
Global Strategic Bond	Class A	1.04%	1.12%
Global Strategic Bond	Class C	1.86%	1.87%
Global Strategic Bond	Class I	0.79%	0.89%
Global Strategic Bond	Class R3	1.41%	1.50%
Global Strategic Bond	Class R4	1.11%	1.20%
Global Strategic Bond	Class R5	0.81%	0.90%
Global Strategic Bond	Class Y	0.76%	0.84%
Global Strategic Bond	Class F	0.64%	0.79%
Global Strategic Bond	Class SDR	0.64%	0.79%

*	Expenses as shown in the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018. Contractual reimbursements on transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Convertible securities are subject to the risks of both debt and equity securities. Loans and loan participations are also subject to nonpayment, default, collateral, liquidity, extension, prepayment and insolvency risks. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. The Fund is non-diversified, so it may be more exposed to the risks associated with individual issuers than a diversified fund. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund. Privately placed, restricted (Rule 144A) securities may be more difficult to sell and value than publicly traded securities, thus they may be potentially illiquid. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	10.2%
Convertible Bonds	0.7
Corporate Bonds	43.0
Foreign Government Obligations	12.0
U.S. Government Agencies	0.7
U.S. Government Securities	21.5

Total	88.1%

Short-Term Investments	6.6
Purchased Options	0.4
Other Assets & Liabilities	4.9

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

Hartford Schroders Income Builder Fund inception 06/23/2014

(sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited)	Investment objective – The Fund seeks to provide income and capital growth over the medium to longer term.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	Since Inception[2]
Class A3	4.15%	6.45%	-0.34%
Class A4	-0.53%	1.64%	-1.93%
Class C3	3.81%	6.19%	-0.28%
Class C4	2.81%	5.19%	-0.28%
Class I3	4.28%	6.79%	-0.08%
Class R3[3]	4.11%	6.50%	-0.18%
Class R4[3]	4.25%	6.65%	-0.13%
Class R5[3]	4.39%	6.79%	-0.08%
Class Y3	4.31%	6.71%	-0.10%
Class F3	4.26%	6.78%	-0.08%
Class SDR[3]	4.33%	6.89%	0.02%
JP Morgan Global Aggregate Bond Index	-1.54%	-1.76%	-0.17%
MSCI All Country World Index (Net)	11.76%	15.14%	4.10%
Income Builder Fund Blended Index	2.32%	3.10%	1.22%
MSCI All Country World Index (Gross)	12.06%	15.77%	4.66%
Former Income Builder Fund Blended Index	2.40%	3.27%	1.38%

[1]	Not Annualized
[2]	Inception: 06/23/2014
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder Global Multi-Asset Income Fund (the “Predecessor Fund”), which commenced operations on 6/23/14. Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Effective 3/1/17, the Fund changed its benchmark from the MSCI All Country World Index (Gross) to the MSCI All Country World Index (Net). Hartford Funds Management Company, LLC, investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

13

Hartford Schroders Income Builder Fund inception 06/23/2014

JP Morgan Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is a broad-based measure of global investment grade fixed-rate debt markets.

MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

Income Builder Fund Blended Index is calculated by Hartford Funds Management Company, LLC and represents the weighted return of 70% JP Morgan Global Aggregate Bond Index and 30% MSCI All Country World Index (Net). The Former Income Builder Fund Blended Index is calculated by the Investment Manager and represents the weighted return of the JP Morgan Global Aggregate Bond Index (70%) and the MSCI All Country World Index (Gross) (30%).

MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that measures equity market performance in the global developed and emerging markets, consisting of 47 developed and emerging market country indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

14

Hartford Schroders Income Builder Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
Income Builder	Class A	1.11%	1.33%
Income Builder	Class C	1.91%	2.08%
Income Builder	Class I	0.86%	1.09%
Income Builder	Class R3	1.46%	1.73%
Income Builder	Class R4	1.16%	1.43%
Income Builder	Class R5	0.86%	1.13%
Income Builder	Class Y	0.81%	1.07%
Income Builder	Class F	0.71%	1.02%
Income Builder	Class SDR	0.71%	1.02%

*	Expenses as shown in the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018. Contractual reimbursements on transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Loans and loan participations are also subject to nonpayment, default, collateral, liquidity, extension, prepayment and insolvency risks. Investments in high-yield (“junk”) bonds can have a greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Equity Securities
Affiliated Pooled Investment Vehicles	2.0%
Closed End Funds	2.2
Common Stocks	33.2
Exchange Traded Funds	2.0
Preferred Stocks	0.1

Total	39.5%

Fixed Income Securities
Corporate Bonds	25.7%
Foreign Government Obligations	21.8
U.S. Government Securities	3.0

Total	50.5%

Short-Term Investments	11.4
Purchased Options	0.2
Other Assets & Liabilities	(1.6)

Total	100.0%

15

Hartford Schroders International Multi-Cap Value Fund inception 08/30/2006

(sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited)	Investment objective – The Fund seeks long-term capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	10.79%	13.59%	6.81%	2.59%
Class A3	4.71%	7.40%	5.60%	2.01%
Class C2	10.39%	13.33%	7.02%	2.79%
Class C3	9.39%	12.33%	7.02%	2.79%
Class I2	10.94%	14.04%	7.15%	2.85%
Class R3[2]	10.59%	13.54%	7.06%	2.80%
Class R4[2]	10.84%	13.80%	7.11%	2.83%
Class R5[2]	10.94%	13.90%	7.13%	2.84%
Class Y2	11.21%	14.18%	7.18%	2.86%
Class F2	10.94%	14.03%	7.15%	2.85%
Class SDR[2]	10.99%	14.04%	7.20%	2.87%
MSCI All Country World ex USA Index (Net)	10.37%	12.59%	5.13%	1.12%
MSCI All Country World ex USA Value Index (Net)	11.12%	14.01%	4.64%	0.37%
MSCI All Country World ex USA Index (Gross)	10.61%	13.12%	5.61%	1.58%
MSCI All Country World ex USA Value Index (Gross)	11.39%	14.67%	5.22%	0.94%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder International Multi-Cap Value Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Effective 3/1/17, the Fund changed its benchmarks from the MSCI All Country World ex USA Index (Gross) and MSCI All Country World ex USA Value Index (Gross) to the MSCI All Country World ex USA Index (Net) and MSCI All Country World ex USA Value Index (Net), respectively. Hartford Funds Management Company, LLC, investment manager, believes that the net version of these benchmarks better reflects potential tax consequences for the Fund.

MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding

16

Hartford Schroders International Multi-Cap Value Fund inception 08/30/2006 the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

MSCI All Country World ex USA Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of both developed and emerging stock markets, excluding the U.S., of the value securities within the MSCI All Country World ex USA Index.

MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

MSCI All Country World ex USA Value Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of both developed and emerging stock markets, excluding the U.S., of the value securities within the MSCI All Country World ex USA Index.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/ reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

17

Hartford Schroders International Multi-Cap Value Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
International Multi-Cap Value	Class A	1.15%	1.15%
International Multi-Cap Value	Class C	1.90%	1.90%
International Multi-Cap Value	Class I	0.89%	0.89%
International Multi-Cap Value	Class R3	1.52%	1.54%
International Multi-Cap Value	Class R4	1.22%	1.24%
International Multi-Cap Value	Class R5	0.92%	0.94%
International Multi-Cap Value	Class Y	0.87%	0.88%
International Multi-Cap Value	Class F	0.75%	0.83%
International Multi-Cap Value	Class SDR	0.75%	0.83%

*	Expenses as shown in the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018. Contractual reimbursements on transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit”). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. Value investing may go out of favor, which may cause the Fund to underperform the broader stock market. The main risk of real estate related securities is that the value of the underlying real estate may decrease in value. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.4%
Consumer Staples	5.2
Energy	6.7
Financials	21.5
Health Care	7.4
Industrials	9.2
Information Technology	8.1
Materials	9.4
Real Estate	3.8
Telecommunication Services	6.4
Utilities	2.7

Total	92.8%

Short-Term Investments	7.1
Other Assets & Liabilities	0.1

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

18

Hartford Schroders International Stock Fund inception 12/19/1985

(sub-advised by Schroder Investment Management North America Inc. and its secondary sub-adviser, Schroder Investment Management North America Limited)	Investment objective – The Fund seeks long-term capital appreciation through investment in securities markets outside the United States.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	10.12%	11.44%	5.71%	1.60%
Class A3	4.08%	5.34%	4.51%	1.02%
Class C2	9.87%	11.33%	5.90%	1.82%
Class C3	8.87%	10.33%	5.90%	1.82%
Class I2	10.26%	11.72%	5.97%	1.86%
Class R3[2]	10.13%	11.59%	5.95%	1.85%
Class R4[2]	10.29%	11.76%	5.98%	1.86%
Class R5[2]	10.36%	11.82%	5.99%	1.87%
Class Y2	10.46%	11.93%	6.01%	1.88%
Class F2	10.26%	11.72%	5.97%	1.86%
Class SDR[2]	10.28%	11.85%	6.03%	1.89%
MSCI EAFE Index (Net)	11.47%	11.29%	6.78%	0.87%
MSCI EAFE Index (Gross)	11.73%	11.83%	7.27%	1.34%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A shares reflects the historical performance, fees and expenses of the then-existing Advisor Class shares of the Schroder International Alpha Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5 and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class I, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Effective 3/1/17, the Fund changed its benchmark from the MSCI EAFE Index (Gross) to the MSCI EAFE Index (Net). Hartford Funds Management Company, LLC, investment manager, believes that the net version of the benchmark better reflects potential tax consequences for the Fund.

MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) (Europe, Australasia, Far East) is a free float-adjusted capitalization index that is designed to measure developed market equity performance, and excludes the U.S. and Canada.

MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) (Europe, Australasia, Far East) is a free float-adjusted capitalization index that is designed to measure developed market equity performance, and excludes the U.S. and Canada.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

19

Hartford Schroders International Stock Fund inception 12/19/1985

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

20

Hartford Schroders International Stock Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
International Stock	Class A	1.20%	1.32%
International Stock	Class C	1.95%	2.07%
International Stock	Class I	0.95%	1.12%
International Stock	Class R3	1.50%	1.58%
International Stock	Class R4	1.20%	1.28%
International Stock	Class R5	0.90%	0.98%
International Stock	Class Y	0.85%	0.92%
International Stock	Class F	0.80%	0.87%
International Stock	Class SDR	0.80%	0.87%

*	Expenses as shown in the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018 and transfer agency fees remain in effect until February 28, 2018 and each automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Foreign investments can be riskier and more volatile than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as political and economic developments in foreign countries and regions (e.g., “Brexit). These risks are generally greater for investments in emerging markets. Small- and mid-cap securities can have greater risk and volatility than large-cap securities. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.1%
Consumer Staples	9.2
Energy	2.5
Financials	21.1
Health Care	11.1
Industrials	14.0
Information Technology	11.9
Materials	6.9
Telecommunication Services	4.6

Total	97.4%

Short-Term Investments	2.2
Other Assets & Liabilities	0.4

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

21

Hartford Schroders Tax-Aware Bond Fund inception 10/03/2011

(sub-advised by Schroder Investment Management North America Inc.)	Investment objective – The Fund seeks total return on an after-tax basis.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Class A3	-0.80%	0.44%	4.27%	5.13%
Class A4	-5.28%	-4.11%	3.32%	4.28%
Class C3	-1.19%	0.24%	4.43%	5.30%
Class C4	-2.16%	-0.74%	4.43%	5.30%
Class I3	-0.67%	0.85%	4.56%	5.41%
Class Y3	-0.60%	0.84%	4.56%	5.41%
Class F3	-0.68%	0.85%	4.56%	5.41%
Class SDR[3]	-0.67%	0.77%	4.54%	5.40%
Bloomberg Barclays Municipal Bond Index	-0.34%	0.14%	3.16%	3.75%

[1]	Not Annualized
[2]	Inception: 10/03/2011
[3]	Without sales charge
[4]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A shares reflects the historical performance, fees and expenses of the then-existing Advisor Class shares of the Schroder Broad Tax-Aware Value Bond Fund (the “Predecessor Fund”) and, prior to 12/30/14, the inception date of the then-existing Advisor Class shares, the Investor Class shares of the Predecessor Fund, adjusted to reflect the distribution fees of the Predecessor Fund’s Advisor Class shares. Class C, Class Y and Class SDR shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class I, Class Y and Class SDR shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares, which commenced operations on 10/3/11. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year.

On 8/24/16, Bloomberg L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition, the Barclays indices have been rebranded as Bloomberg Barclays indices.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

22

Hartford Schroders Tax-Aware Bond Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
Tax-Aware Bond	Class A	0.71%	0.88%
Tax-Aware Bond	Class C	1.59%	1.63%
Tax-Aware Bond	Class I	0.46%	0.55%
Tax-Aware Bond	Class Y	0.54%	0.57%
Tax-Aware Bond	Class F	0.46%	0.52%
Tax-Aware Bond	Class SDR	0.46%	0.52%

*	Expenses as shown in the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018. Contractual reimbursements on transfer agency fees remain in effect until February 28, 2018 and automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Fixed Income risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall; these risks are currently heightened because interest rates are at, or near, historical lows. Mortgage- and asset-backed securities risks include credit, interest-rate, prepayment, and extension risk. Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. Derivatives may be riskier or more volatile than other types of investments because they are generally more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty risk. Foreign investments can be riskier than U.S. investments due to the adverse effects of currency exchange rates, differences in market structure and liquidity, as well as specific country, regional, and economic developments (e.g., “Brexit”). Municipal securities may be adversely impacted by state/local, political, economic, or market conditions. Investors may be subject to the federal Alternative Minimum Tax as well as state and local income taxes. Capital gains, if any, are taxable. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and an investor’s tax liability. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund.

Composition by Security Type

as of April 30, 2017

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	1.0%
Corporate Bonds	21.3
Municipal Bonds	74.8
U.S. Government Securities	1.0

Total	98.1%

Short-Term Investments	5.6
Other Assets & Liabilities	(3.7)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

23

Hartford Schroders US Small Cap Opportunities Fund inception 08/06/1993

(sub-advised by Schroder Investment Management North America Inc.)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	15.17%	20.65%	12.76%	7.80%
Class A3	8.86%	14.02%	11.49%	7.20%
Class C2	14.76%	20.32%	12.96%	8.03%
Class C3	13.76%	19.32%	12.96%	8.03%
Class I2	15.34%	20.98%	13.08%	8.09%
Class R3[2]	15.07%	20.70%	13.03%	8.07%
Class R4[2]	15.18%	20.81%	13.05%	8.08%
Class R5[2]	15.29%	20.93%	13.07%	8.09%
Class Y2	15.35%	20.99%	13.08%	8.09%
Class F2	15.38%	21.02%	13.09%	8.09%
Class SDR[2]	15.37%	21.15%	13.12%	8.11%
Russell 2000 Index	18.37%	25.63%	12.95%	7.05%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A shares reflects the historical performance, fees and expenses of the then-existing Advisor Class shares of the Schroder U.S. Opportunities Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class I, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 9/28/15, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Russell 2000 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the small-cap segment of the U.S. equity universe.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

24

Hartford Schroders US Small Cap Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
US Small Cap Opportunities	Class A	1.30%	1.30%
US Small Cap Opportunities	Class C	2.05%	2.05%
US Small Cap Opportunities	Class I	1.03%	1.03%
US Small Cap Opportunities	Class R3	1.66%	1.70%
US Small Cap Opportunities	Class R4	1.36%	1.40%
US Small Cap Opportunities	Class R5	1.06%	1.10%
US Small Cap Opportunities	Class Y	1.01%	1.04%
US Small Cap Opportunities	Class F	0.96%	0.99%
US Small Cap Opportunities	Class SDR	0.96%	0.99%

*	Expenses shown in of the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018 and transfer agency fees remain in effect until February 28, 2018 and each automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Small-cap securities can have greater risk and volatility than large-cap securities and may be less liquid than other types of investments. The main risk of real estate related securities is that the value of the underlying real estate may decrease in value. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	13.4%
Consumer Staples	2.0
Energy	3.5
Financials	19.1
Health Care	13.2
Industrials	16.3
Information Technology	13.6
Materials	3.4
Real Estate	4.9
Utilities	2.9

Total	92.3%

Short-Term Investments	10.5
Other Assets & Liabilities	(2.8)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

25

Hartford Schroders US Small/Mid Cap Opportunities Fund inception 03/31/2006

(sub-advised by Schroder Investment Management North America Inc.)	Investment objective – The Fund seeks capital appreciation.

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/17)

	6 Months[1]	1 Year	5 Years	10 Years
Class A2	11.44%	17.11%	13.53%	8.63%
Class A3	5.29%	10.70%	12.26%	8.01%
Class C2	11.03%	16.67%	13.69%	8.85%
Class C3	10.03%	15.67%	13.69%	8.85%
Class I2	11.62%	17.39%	13.83%	8.92%
Class R3[2]	11.32%	16.97%	13.75%	8.88%
Class R4[2]	11.40%	17.15%	13.79%	8.90%
Class R5[2]	11.53%	17.30%	13.81%	8.91%
Class Y2	11.63%	17.40%	13.83%	8.92%
Class F2	11.62%	17.39%	13.83%	8.92%
Class SDR[2]	11.61%	17.47%	13.88%	8.95%
Russell 2500 Index	15.65%	20.69%	12.94%	7.52%

[1]	Not Annualized
[2]	Without sales charge
[3]	With sales charge

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Class C shares reflect a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on 4/30/17, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance prior to 10/24/16 for Class A and Class I shares reflects the historical performance, fees and expenses of the then-existing Advisor and Investor Class shares, respectively, of the Schroder U.S. Small and Mid Cap Opportunities Fund (the “Predecessor Fund”). Class C, Class R3, Class R4, Class R5, and Class Y shares commenced operations on 10/24/16. Performance prior to 10/24/16 for Class C, Class R3, Class R4, Class R5, and Class Y shares reflects the performance, fees and expenses of the Predecessor Fund’s Investor Class shares. Performance prior to 10/24/16 for Class SDR shares reflects the historical performance, fees and expenses of the then-existing Class R6 shares of the Predecessor Fund and, prior to 12/30/14, the inception date of the then-existing Class R6 shares, the Investor Class shares of the Predecessor Fund. Class F shares commenced operations on 2/28/17. Performance prior to that date is that of the Fund’s Class I shares. The returns would be different if the Fund’s fees and expenses were reflected for periods prior to 10/24/16.

Russell 2500 Index (reflects no deduction for fees, expenses or taxes) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index and includes approximately 2,500 of the smallest securities based on a combination of their market capitalization and current index membership.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from Hartford Funds Management Company, LLC, the investment manager, and may reflect historical expenses waivers/reimbursements from the Predecessor Fund’s investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectuses.

26

Hartford Schroders US Small/Mid Cap Opportunities Fund

Fund Summary

April 30, 2017 (Unaudited)

Operating Expenses*

		Net	Gross
US Small/Mid Cap Opportunities	Class A	1.26%	1.26%
US Small/Mid Cap Opportunities	Class C	2.01%	2.01%
US Small/Mid Cap Opportunities	Class I	1.00%	1.00%
US Small/Mid Cap Opportunities	Class R3	1.62%	1.64%
US Small/Mid Cap Opportunities	Class R4	1.32%	1.34%
US Small/Mid Cap Opportunities	Class R5	1.02%	1.04%
US Small/Mid Cap Opportunities	Class Y	0.97%	0.98%
US Small/Mid Cap Opportunities	Class F	0.92%	0.93%
US Small/Mid Cap Opportunities	Class SDR	0.92%	0.93%

*	Expenses as shown in the Fund’s most recent prospectuses. Net expenses reflect contractual expense reimbursements, if any. Contractual reimbursements on operating expenses remain in effect until October 24, 2018 and transfer agency fees remain in effect until February 28, 2018 and each automatically renew for one-year terms unless terminated. However, the contractual reimbursements for the entire transfer agency fee for Class F remain in effect until February 28, 2018. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see accompanying Financial Highlights for expense ratios for the period ended April 30, 2017.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. Small- and mid-cap securities can have greater risk and volatility than large-cap securities and may be less liquid than other types of investments. The main risk of real estate related securities is that the value of the underlying real estate may decrease in value. The Fund may be adversely affected when certain large shareholders purchase or redeem large amounts of shares of the Fund.

Composition by Sector

as of April 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	11.4%
Consumer Staples	3.0
Energy	3.0
Financials	19.2
Health Care	12.6
Industrials	18.6
Information Technology	12.5
Materials	2.6
Real Estate	5.6
Utilities	2.9

Total	91.4%

Short-Term Investments	9.0
Other Assets & Liabilities	(0.4)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

27

Hartford Schroders Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of November 1, 2016 through April 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hartford Schroders Emerging Markets Debt and Currency Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,018.60	$6.86		$1,000.00	$1,018.00	$6.85	1.37%	181	365
Class C	$1,000.00	$1,015.70	$10.00		$1,000.00	$1,014.88	$9.99	2.00%	181	365
Class I	$1,000.00	$1,020.60	$5.51		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class Y	$1,000.00	$1,020.60	$5.01		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class F(1)	$1,000.00	$1,016.60	$1.69	(2)	$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class SDR	$1,000.00	$1,020.50	$5.01		$1,000.00	$1,019.84	$5.01	1.00%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

28

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

Hartford Schroders Emerging Markets Equity Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,103.90	$7.82		$1,000.00	$1,017.36	$7.50	1.50%	181	365
Class C	$1,000.00	$1,100.70	$11.09		$1,000.00	$1,014.23	$10.64	2.13%	181	365
Class I	$1,000.00	$1,104.20	$6.52		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R3	$1,000.00	$1,103.10	$8.03		$1,000.00	$1,017.16	$7.70	1.54%	181	365
Class R4	$1,000.00	$1,103.70	$7.62		$1,000.00	$1,017.56	$7.30	1.46%	181	365
Class R5	$1,000.00	$1,105.10	$6.21		$1,000.00	$1,018.89	$5.96	1.19%	181	365
Class Y	$1,000.00	$1,107.00	$5.69		$1,000.00	$1,019.39	$5.46	1.09%	181	365
Class F(2)	$1,000.00	$1,060.90	$1.88	(3)	$1,000.00	$1,019.39	$5.46	1.09%	181	365
Class SDR	$1,000.00	$1,105.20	$5.69		$1,000.00	$1,019.39	$5.46	1.09%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,041.10	$5.21		$1,000.00	$1,019.69	$5.16	1.03%	181	365
Class C	$1,000.00	$1,036.50	$8.94		$1,000.00	$1,016.02	$8.85	1.77%	181	365
Class I	$1,000.00	$1,041.30	$4.20		$1,000.00	$1,020.68	$4.16	0.83%	181	365
Class R3	$1,000.00	$1,039.30	$6.07		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class R4	$1,000.00	$1,041.10	$5.16		$1,000.00	$1,019.74	$5.11	1.02%	181	365
Class R5	$1,000.00	$1,041.40	$4.30		$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class Y	$1,000.00	$1,042.70	$3.80		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class F(1)	$1,000.00	$1,024.00	$1.27	(2)	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class SDR	$1,000.00	$1,042.70	$3.80		$1,000.00	$1,021.08	$3.76	0.75%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

29

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

Hartford Schroders Global Strategic Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,014.00	$4.94		$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class C	$1,000.00	$1,011.30	$8.13		$1,000.00	$1,016.71	$8.15	1.63%	181	365
Class I	$1,000.00	$1,014.70	$3.95		$1,000.00	$1,020.88	$3.96	0.79%	181	365
Class R3	$1,000.00	$1,013.80	$5.49		$1,000.00	$1,019.34	$5.51	1.10%	181	365
Class R4	$1,000.00	$1,014.60	$4.60		$1,000.00	$1,020.23	$4.61	0.92%	181	365
Class R5	$1,000.00	$1,014.60	$3.75		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class Y	$1,000.00	$1,014.70	$3.20		$1,000.00	$1,021.62	$3.21	0.64%	181	365
Class F(1)	$1,000.00	$1,006.70	$1.07	(2)	$1,000.00	$1,021.62	$3.21	0.64%	181	365
Class SDR	$1,000.00	$1,015.30	$3.20		$1,000.00	$1,021.62	$3.21	0.64%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Schroders Income Builder Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,041.50	$5.21		$1,000.00	$1,019.69	$5.16	1.03%	181	365
Class C	$1,000.00	$1,038.10	$8.79		$1,000.00	$1,016.17	$8.70	1.74%	181	365
Class I	$1,000.00	$1,042.80	$3.95		$1,000.00	$1,020.93	$3.91	0.78%	181	365
Class R3	$1,000.00	$1,041.10	$5.82		$1,000.00	$1,019.09	$5.76	1.15%	181	365
Class R4	$1,000.00	$1,042.50	$4.96		$1,000.00	$1,019.94	$4.91	0.98%	181	365
Class R5	$1,000.00	$1,043.90	$4.05		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class Y	$1,000.00	$1,043.10	$3.55		$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class F(2)	$1,000.00	$1,007.00	$1.17	(3)	$1,000.00	$1,021.32	$3.51	0.70%	181	365
Class SDR	$1,000.00	$1,043.30	$3.55		$1,000.00	$1,021.32	$3.51	0.70%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Ratios do not include acquired fund fees and expenses.
(2)	Inception date of Class F shares is February 28, 2017.
(3)	Expenses paid during the period February 28, 2017 through April 30, 2017.

30

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

Hartford Schroders International Multi-Cap Value Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,107.90	$5.70		$1,000.00	$1,019.39	$5.46	1.09%	181	365
Class C	$1,000.00	$1,103.90	$9.44		$1,000.00	$1,015.82	$9.05	1.81%	181	365
Class I	$1,000.00	$1,109.40	$4.24		$1,000.00	$1,020.78	$4.06	0.81%	181	365
Class R3	$1,000.00	$1,105.90	$7.15		$1,000.00	$1,018.00	$6.85	1.37%	181	365
Class R4	$1,000.00	$1,108.40	$5.38		$1,000.00	$1,019.69	$5.16	1.03%	181	365
Class R5	$1,000.00	$1,109.40	$4.55		$1,000.00	$1,020.48	$4.36	0.87%	181	365
Class Y	$1,000.00	$1,112.10	$3.93		$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class F(1)	$1,000.00	$1,040.00	$1.28	(2)	$1,000.00	$1,021.08	$3.76	0.75%	181	365
Class SDR	$1,000.00	$1,109.90	$3.92		$1,000.00	$1,021.08	$3.76	0.75%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Schroders International Stock Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,101.20	$6.25		$1,000.00	$1,018.84	$6.01	1.20%	181	365
Class C	$1,000.00	$1,098.70	$9.37		$1,000.00	$1,015.87	$9.00	1.80%	181	365
Class I	$1,000.00	$1,102.60	$4.95		$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class R3	$1,000.00	$1,101.30	$6.51		$1,000.00	$1,018.60	$6.26	1.25%	181	365
Class R4	$1,000.00	$1,102.90	$5.63		$1,000.00	$1,019.44	$5.41	1.08%	181	365
Class R5	$1,000.00	$1,103.60	$4.69		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class Y	$1,000.00	$1,104.60	$4.17		$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class F(1)	$1,000.00	$1,065.30	$1.38	(2)	$1,000.00	$1,020.83	$4.01	0.80%	181	365
Class SDR	$1,000.00	$1,102.80	$4.17		$1,000.00	$1,020.83	$4.01	0.80%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

31

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

Hartford Schroders Tax-Aware Bond Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$992.00	$3.51		$1,000.00	$1,021.27	$3.56	0.71%	181	365
Class C	$1,000.00	$988.10	$7.34		$1,000.00	$1,017.41	$7.45	1.49%	181	365
Class I	$1,000.00	$993.30	$2.27		$1,000.00	$1,022.51	$2.31	0.46%	181	365
Class Y	$1,000.00	$994.00	$2.27		$1,000.00	$1,022.51	$2.31	0.46%	181	365
Class F(1)	$1,000.00	$1,007.10	$0.77	(2)	$1,000.00	$1,022.51	$2.31	0.46%	181	365
Class SDR	$1,000.00	$993.30	$2.27		$1,000.00	$1,022.51	$2.31	0.46%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

Hartford Schroders US Small Cap Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,151.70	$7.04		$1,000.00	$1,018.25	$6.61	1.32%	181	365
Class C	$1,000.00	$1,147.60	$10.81		$1,000.00	$1,014.73	$10.14	2.03%	181	365
Class I	$1,000.00	$1,153.40	$5.29		$1,000.00	$1,019.89	$4.96	0.99%	181	365
Class R3	$1,000.00	$1,150.70	$7.47		$1,000.00	$1,017.85	$7.00	1.40%	181	365
Class R4	$1,000.00	$1,151.80	$6.51		$1,000.00	$1,018.75	$6.11	1.22%	181	365
Class R5	$1,000.00	$1,152.90	$5.60		$1,000.00	$1,019.59	$5.26	1.05%	181	365
Class Y	$1,000.00	$1,153.50	$5.13		$1,000.00	$1,020.03	$4.81	0.96%	181	365
Class F(1)	$1,000.00	$1,005.60	$1.59	(2)	$1,000.00	$1,020.08	$4.76	0.95%	181	365
Class SDR	$1,000.00	$1,153.70	$5.07		$1,000.00	$1,020.08	$4.76	0.95%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

32

Hartford Schroders Funds

Expense Examples (Unaudited) – (continued)

Hartford Schroders US Small/Mid Cap Opportunities Fund

	Actual Return				Hypothetical (5% return before expenses)*
	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses paid during the period November 1, 2016 through April 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,114.40	$6.50		$1,000.00	$1,018.65	$6.21	1.24%	181	365
Class C	$1,000.00	$1,110.30	$10.31		$1,000.00	$1,015.03	$9.84	1.97%	181	365
Class I	$1,000.00	$1,116.20	$5.09		$1,000.00	$1,019.98	$4.86	0.97%	181	365
Class R3	$1,000.00	$1,113.20	$8.23		$1,000.00	$1,017.01	$7.85	1.57%	181	365
Class R4	$1,000.00	$1,114.00	$6.81		$1,000.00	$1,018.35	$6.51	1.30%	181	365
Class R5	$1,000.00	$1,115.30	$5.24		$1,000.00	$1,019.84	$5.01	1.00%	181	365
Class Y	$1,000.00	$1,116.30	$4.72		$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class F(1)	$1,000.00	$1,000.00	$1.50	(2)	$1,000.00	$1,020.33	$4.51	0.90%	181	365
Class SDR	$1,000.00	$1,116.10	$4.72		$1,000.00	$1,020.33	$4.51	0.90%	181	365

*	Please note that while Class F shares’, inception date is February 28, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2016 to April 30, 2017.
(1)	Inception date of Class F shares is February 28, 2017.
(2)	Expenses paid during the period February 28, 2017 through April 30, 2017.

33

Hartford Schroders Emerging Markets Debt and Currency Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 1.4%
		Argentina - 0.8%
$	600,000	YPF S.A. 23.08%, 07/07/2020(1)(2)	$655,500

		Mexico - 0.6%
		Petroleos Mexicanos
MXN	5,128,400	7.19%, 09/12/2024(3)	240,139
	6,000,000	7.47%, 11/12/2026	278,084

			518,223

		Total Corporate Bonds (cost $1,085,758)	$1,173,723

FOREIGN GOVERNMENT OBLIGATIONS - 60.3%
		Argentina - 5.2%
ARS	540,000	Argentina Bonar Bonds 23.31%, 03/01/2020(2)	$37,339
		Argentine Bonos del Tesoro
	19,950,000	15.50%, 10/17/2026	1,428,328
	3,200,000	16.00%, 10/17/2023	222,398
	16,440,000	18.20%, 10/03/2021	1,164,821
$	400,000	Argentine Republic Government International Bond 7.63%, 04/22/2046	425,800
	500,000	City of Buenos Aires Argentina 7.50%, 06/01/2027(3)	535,600
	500,000	Provincia de Buenos Aire 7.88%, 06/15/2027(3)	521,965

			4,336,251

		Brazil - 6.1%
		Brazil Notas do Tesouro Nacional
BRL	2,600,000	10.00%, 01/01/2018	821,785
	6,782,000	10.00%, 01/01/2023	2,125,610
	2,905,000	10.00%, 01/01/2025	904,272
	1,600,000	10.00%, 01/01/2027	495,353
		Brazilian Government International Bond
$	500,000	5.00%, 01/27/2045	453,125
	370,000	5.63%, 01/07/2041	367,539

			5,167,684

		Colombia - 2.3%
		Colombia Government International Bond
COP	480,000,000	7.75%, 04/14/2021	175,489
	3,938,000,000	9.85%, 06/28/2027	1,758,340

			1,933,829

		Ecuador - 1.8%
		Ecuador Government International Bond
$	1,550,000	7.95%, 06/20/2024(3)	1,480,250

		Hungary - 4.2%
		Hungary Government Bond
HUF	625,340,000	2.50%, 06/22/2018	2,232,620
	7,400,000	4.00%, 04/25/2018	26,645
	10,000,000	5.50%, 12/20/2018	37,789
	337,960,000	6.75%, 11/24/2017	1,219,531

			3,516,585

		Indonesia - 5.8%
		Indonesia Treasury Bond
IDR	16,160,000,000	7.00%, 05/15/2027	1,208,757
	16,700,000,000	8.38%, 09/15/2026	1,361,910

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 60.3% - (continued)
		Indonesia - 5.8% - (continued)
IDR	8,050,000,000	8.38%, 03/15/2034	$640,787
	15,740,000,000	8.75%, 05/15/2031	1,304,876
	4,700,000,000	8.75%, 02/15/2044	383,705

			4,900,035

		Mexico - 9.1%
		Mexican Bonos
MXN	17,000,000	5.75%, 03/05/2026	820,279
	33,000,900	7.75%, 11/13/2042	1,780,447
	31,000,000	8.00%, 11/07/2047	1,721,519
	26,499,100	8.50%, 11/18/2038	1,540,756
	29,050,000	10.00%, 12/05/2024	1,800,968

			7,663,969

		Poland - 4.7%
		Poland Government Bond
PLN	15,040,000	2.50%, 07/25/2018	3,914,696

		Russia - 7.4%
		Russian Federal Bond - OFZ
RUB	54,850,000	7.00%, 08/16/2023	933,098
	16,750,000	7.05%, 01/19/2028	283,082
	68,600,000	7.60%, 04/14/2021	1,202,605
	12,000,000	7.60%, 07/20/2022	211,296
	87,541,000	7.75%, 09/16/2026	1,553,877
	82,159,000	8.15%, 02/03/2027	1,510,962
	25,900,000	8.50%, 09/17/2031	484,528

			6,179,448

		Singapore - 4.2%
		Singapore Government Bond
SGD	4,180,000	0.50%, 04/01/2018	2,977,145
	390,000	1.38%, 10/01/2017	279,586
	380,000	2.50%, 06/01/2019	279,174

			3,535,905

		South Africa - 8.6%
		Republic of South Africa Government Bond
ZAR	13,250,000	6.50%, 02/28/2041	707,328
	12,408,808	8.25%, 03/31/2032	851,287
	12,990,000	8.50%, 01/31/2037	883,364
	14,010,000	8.75%, 01/31/2044	957,404
	5,950,000	8.75%, 02/28/2048	405,061
	31,150,000	10.50%, 12/21/2026	2,601,678
		Republic of South Africa Government International Bond
$	400,000	5.00%, 10/12/2046	378,248
	450,000	5.38%, 07/24/2044	448,785

			7,233,155

		Supranational - 0.9%
		International Finance Corp.
INR	45,000,000	6.30%, 11/25/2024	680,956
	5,000,000	8.25%, 06/10/2021	83,066

			764,022

		Total Foreign Government Obligations (cost $47,895,535)	$50,625,829

The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders Emerging Markets Debt and Currency Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 6.1%
		United States - 6.1%
		U.S. Treasury Bonds - 6.1%
$	5,050,000	3.00%, 02/15/2047	$5,097,541

		Total U.S. Government Securities (cost $5,086,017)	$5,097,541

		Total Long-Term Investments (cost $54,067,310)	$56,897,093

SHORT-TERM INVESTMENTS - 29.4%
		Foreign Government Obligations - 1.2%
		Mexico Cetes
MXN	2,000,000	5.12%, 09/14/2017(4)	$103,542
	8,298,800	5.26%, 09/14/2017(4)	429,636
	9,250,000	5.67%, 05/25/2017(4)	489,460

			1,022,638

		Other Investment Pools & Funds - 1.7%
	1,433,890	Morgan Stanley Treasury Securities Portfolio, Institutional Class	1,433,890

		U.S. Treasury - 26.5%
		U.S. Treasury Bills - 26.5%
	1,800,000	0.53%, 06/29/2017(4)	1,798,437
	3,000,000	0.79%, 08/17/2017(4)	2,992,812
	5,000,000	0.84%, 08/31/2017(4)	4,986,065
	3,000,000	0.85%, 08/24/2017(4)	2,992,380
	4,500,000	0.86%, 09/14/2017(4)	4,485,465
	2,674,400	0.89%, 09/07/2017(4)	2,666,302
	2,325,600	0.90%, 09/07/2017(4)	2,318,558

			22,240,019

		Total Short-Term Investments (cost $24,653,169)	$24,696,547

Total Investments (cost $78,720,479)^	97.2%	$81,593,640
Other Assets and Liabilities	2.8%	2,382,111

Total Net Assets	100.0%	$83,975,751

The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders Emerging Markets Debt and Currency Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$3,100,835
Unrealized Depreciation	(227,674)

Net Unrealized Appreciation	$2,873,161

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2017, the aggregate value of this security was $655,500, which represented 0.8% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $2,777,954, which represented 3.3% of total net assets.

(4)	The rate shown represents current yield to maturity.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
BRL	Sell	05/30/17	BNP	$404,194	$399,963	$4,231
BRL	Sell	05/31/17	CBK	820,365	818,673	1,692
BRL	Sell	07/25/17	JPM	847,860	838,064	9,796
BRL	Sell	08/02/17	BCLY	114,337	117,158	(2,821)
CLP	Buy	05/08/17	JPM	418,496	405,414	(13,082)
CLP	Buy	05/08/17	CSFB	416,641	403,367	(13,274)
CLP	Buy	05/26/17	BCLY	837,404	807,985	(29,419)
CLP	Buy	05/30/17	JPM	1,200,739	1,166,835	(33,904)
CLP	Buy	06/20/17	UBS	842,866	837,002	(5,864)
CLP	Buy	07/25/17	JPM	803,517	790,908	(12,609)
CLP	Sell	05/08/17	JPM	829,111	808,781	20,330
CLP	Sell	05/26/17	CBK	821,543	807,986	13,557
COP	Buy	05/30/17	CBK	841,169	831,924	(9,245)
COP	Buy	07/25/17	CBK	486,251	486,727	476
COP	Sell	05/30/17	CBK	819,727	831,924	(12,197)
COP	Sell	06/06/17	CBK	319,574	324,379	(4,805)
COP	Sell	07/05/17	CBK	867,754	841,349	26,405
COP	Sell	07/25/17	CBK	479,180	486,726	(7,546)
CZK	Buy	05/11/17	CBK	2,044,205	2,070,453	26,248
CZK	Buy	05/12/17	CBK	821,763	832,297	10,534
CZK	Buy	05/26/17	CBK	781,938	791,422	9,484
CZK	Buy	07/27/17	JPM	858,720	857,169	(1,551)
CZK	Sell	05/11/17	JPM	2,033,087	2,070,453	(37,366)
CZK	Sell	05/12/17	BCLY	814,462	832,297	(17,835)
CZK	Sell	05/26/17	CBK	767,721	791,423	(23,702)
EUR	Buy	06/20/17	CBK	1,658,768	1,681,905	23,137
EUR	Buy	06/23/17	CBK	1,682,448	1,693,089	10,641
EUR	Buy	07/26/17	JPM	1,719,155	1,723,379	4,224
EUR	Sell	06/20/17	MSC	1,659,080	1,681,904	(22,824)
HUF	Buy	05/12/17	CBK	174,518	177,450	2,932
HUF	Buy	06/23/17	JPM	844,598	836,281	(8,317)
HUF	Buy	07/27/17	CBK	840,683	837,286	(3,397)

The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders Emerging Markets Debt and Currency Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
HUF	Sell	05/12/17	SCB	$457,823	$459,281	$(1,458)
IDR	Buy	05/08/17	CBK	825,206	824,569	(637)
IDR	Sell	05/08/17	BCLY	814,815	824,569	(9,754)
IDR	Sell	06/02/17	HSBC	831,477	837,203	(5,726)
IDR	Sell	07/05/17	CBK	662,597	662,564	33
IDR	Sell	07/31/17	CBK	817,236	816,569	667
INR	Buy	05/08/17	HSBC	824,499	869,366	44,867
INR	Buy	06/16/17	JPM	1,656,876	1,698,437	41,561
INR	Buy	06/30/17	CBK	841,766	847,653	5,887
INR	Buy	07/18/17	MSC	844,465	845,445	980
INR	Buy	07/27/17	UBS	846,414	844,345	(2,069)
INR	Buy	07/31/17	CBK	863,265	859,324	(3,941)
INR	Buy	08/14/17	SCB	820,753	857,655	36,902
INR	Sell	05/08/17	CBK	870,918	869,367	1,551
KRW	Buy	07/27/17	MSC	846,369	840,085	(6,284)
MXN	Buy	05/30/17	JPM	107,505	113,219	5,714
MXN	Buy	05/30/17	CBK	107,208	112,870	5,662
MXN	Buy	05/30/17	JPM	106,335	111,994	5,659
MXN	Buy	07/13/17	JPM	875,777	865,854	(9,923)
MXN	Sell	07/13/17	JPM	867,237	865,853	1,384
MXN	Sell	07/24/17	JPM	2,494,120	2,488,096	6,024
MXN	Sell	08/02/17	JPM	1,680,617	1,700,168	(19,551)
MYR	Buy	05/08/17	GSC	826,949	845,054	18,105
MYR	Buy	06/20/17	CBK	828,111	850,412	22,301
MYR	Buy	06/30/17	CBK	808,262	827,130	18,868
MYR	Buy	07/27/17	CBK	864,852	860,712	(4,140)
MYR	Buy	07/31/17	CBK	845,233	842,255	(2,978)
MYR	Sell	05/08/17	CBK	845,622	845,054	568
PEN	Buy	05/08/17	GSC	831,169	837,723	6,554
PEN	Buy	05/22/17	CBK	1,202,011	1,212,664	10,653
PEN	Buy	07/26/17	JPM	792,227	809,799	17,572
PEN	Sell	05/08/17	CBK	827,376	837,722	(10,346)
PEN	Sell	05/22/17	CBK	829,563	845,330	(15,767)
PLN	Buy	05/12/17	JPM	2,885,508	2,951,155	65,647
PLN	Buy	06/26/17	JPM	755,728	772,966	17,238
PLN	Buy	07/27/17	CBK	1,274,532	1,275,171	639
PLN	Sell	05/12/17	HSBC	2,823,443	2,951,155	(127,712)
RUB	Buy	05/15/17	BCLY	843,658	875,083	31,425
RUB	Sell	05/15/17	BCLY	843,635	875,084	(31,449)
RUB	Sell	06/01/17	BCLY	672,321	697,536	(25,215)
RUB	Sell	06/05/17	CBK	1,664,724	1,742,265	(77,541)
RUB	Sell	06/30/17	UBS	856,105	848,919	7,186
RUB	Sell	07/24/17	CBK	826,518	818,730	7,788
RUB	Sell	07/28/17	JPM	1,250,430	1,253,314	(2,884)
SGD	Sell	05/11/17	SCB	3,465,886	3,507,619	(41,733)
THB	Buy	07/27/17	CBK	842,945	837,955	(4,990)
ZAR	Sell	06/26/17	CBK	821,320	778,062	43,258
ZAR	Sell	07/11/17	JPM	1,092,742	1,138,271	(45,529)
ZAR	Sell	08/02/17	CBK	835,991	832,211	3,780

Total						$(117,225)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders Emerging Markets Debt and Currency Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders Emerging Markets Debt and Currency Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$1,173,723	$—	$1,173,723	$—
Foreign Government Obligations	50,625,829	—	50,625,829	—
U.S. Government Securities	5,097,541	—	5,097,541	—
Short-Term Investments	24,696,547	1,433,890	23,262,657	—
Foreign Currency Contracts(2)	592,160	—	592,160	—

Total	$82,185,800	$1,433,890	$80,751,910	$—

Liabilities
Foreign Currency Contracts(2)	$(709,385)	$—	$(709,385)	$—

Total	$(709,385)	$—	$(709,385)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Argentina - 0.5%
295,833	Grupo Financiero Galicia S.A. ADR	$11,558,195

	Brazil - 9.7%
2,516,041	Banco Bradesco S.A. ADR	26,544,232
519,295	BRF S.A. ADR	6,460,030
4,256,544	CCR S.A.	23,736,497
4,767,471	Itau Unibanco Holding S.A. ADR	58,639,893
1,963,900	Klabin S.A. UNIT	9,776,034
1,389,300	Kroton Educacional S.A.	6,543,701
88,100	Light S.A.	606,476
627,366	Lojas Americanas S.A. (Preference Shares)	3,328,506
2,400,000	Lojas Renner S.A.	22,366,377
1,038,977	Petroleo Brasileiro S.A. ADR*	9,361,183
1,386,975	Petroleo Brasileiro S.A. ADR*	12,108,292
232,400	Raia Drogasil S.A.	4,938,605
1,108,297	Telefonica Brasil S.A. ADR	16,391,713
457,000	Transmissora Alianca de Energia Eletrica S.A.	3,312,982
1,560,798	Vale S.A. ADR	13,391,647
1,321,200	WEG S.A.	7,367,634

		224,873,802

	Chile - 1.0%
1,269,345	Enel Americas S.A. ADR	12,579,209
1,191,992	SACI Falabella	9,531,400

		22,110,609

	China - 21.6%
823,380	Alibaba Group Holding Ltd. ADR*	95,100,390
4,187,000	Anhui Conch Cement Co., Ltd. Class H	14,642,162
94,188,320	China Construction Bank Corp. Class H	76,449,200
6,874,000	China Mengniu Dairy Co., Ltd.	13,280,207
10,052,600	China Pacific Insurance Group Co., Ltd. Class H	37,087,914
61,613,600	China Petroleum & Chemical Corp. Class H	50,033,537
8,286,000	Dongfeng Motor Group Co., Ltd. Class H	8,703,005
15,697,000	Industrial & Commercial Bank of China Ltd. Class H	10,232,335
527,325	New Oriental Education & Technology Group, Inc. ADR*	34,033,556
1,767,000	Shenzhou International Group Holdings Ltd.	11,626,726
4,321,300	Tencent Holdings Ltd.	135,400,677
2,852,000	Zhuzhou CRRC Times Electric Co., Ltd. Class H	14,661,392

		501,251,101

	Colombia - 0.6%
349,325	Bancolombia S.A. ADR	13,794,844

	Egypt - 0.5%
970,991	Commercial International Bank Egypt S.A.E.	3,975,414
1,800,992	Commercial International Bank Egypt S.A.E. GDR	7,699,241

		11,674,655

	Greece - 0.4%
980,867	Hellenic Telecommunications Organization S.A.	9,526,170

	Hong Kong - 5.4%
5,492,200	AIA Group Ltd.	38,013,906
5,454,500	China Mobile Ltd.	58,071,985
5,572,000	China Resources Beer Holdings Co., Ltd.*	13,399,937
11,670,000	China Unicom Hong Kong Ltd.*	15,101,259

		124,587,087

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Hungary - 1.9%
159,039	MOL Hungarian Oil & Gas plc	$11,964,089
1,127,515	OTP Bank plc	31,701,604

		43,665,693

	India - 5.1%
1,365,651	Axis Bank Ltd.(1)	10,813,693
1,482,761	HDFC Bank Ltd.(1)	36,081,363
1,405,427	Hindustan Unilever Ltd.(1)	20,422,804
999,341	Infosys Ltd.(1)	14,279,406
1,171,417	ITC Ltd.(1)	5,057,973
181,300	Maruti Suzuki India Ltd.(1)	18,375,693
533,789	Tata Motors Ltd.(1)	3,808,200
144,405	UltraTech Cement Ltd.(1)	9,538,933

		118,378,065

	Indonesia - 0.1%
2,713,300	Bank Mandiri Persero Tbk PT	2,374,438

	Mexico - 0.9%
371,102	El Puerto de Liverpool S.A.B. de C.V. Class C1	2,859,567
149,181	Fomento Economico Mexicano S.A.B. de C.V. ADR	13,432,257
373,824	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	3,852,173

		20,143,997

	Poland - 2.4%
778,018	Bank Pekao S.A.	28,195,537
2,496,782	Powszechny Zaklad Ubezpieczen S.A.	27,548,576

		55,744,113

	Russia - 8.9%
903,196	Lukoil PJSC ADR	44,831,616
576,541	Mail.Ru Group Ltd. GDR*	15,191,855
752,722	MMC Norilsk Nickel PJSC ADR	11,563,175
909,134	Mobile TeleSystems PJSC ADR	9,382,263
163,722	Novatek PJSC GDR	19,821,398
536,985	Polymetal International plc	7,058,426
6,357,523	Sberbank of Russia PJSC ADR	75,793,226
613,890	X5 Retail Group N.V. GDR*	21,639,622

		205,281,581

	South Africa - 2.7%
671,290	AVI Ltd.	4,909,691
1,098,706	Barclays Africa Group Ltd.	12,067,075
669,988	Foschini Group Ltd.	7,999,433
176,093	Naspers Ltd. Class N	33,484,344
2,588,567	Sibanye Gold Ltd.	5,201,584

		63,662,127

	South Korea - 19.8%
56,007	Amorepacific Corp.	14,363,174
141,788	CJ CGV Co., Ltd.	10,647,876
949,164	DGB Financial Group, Inc.	9,702,852
88,457	E-Mart, Inc.	17,867,670
894,592	Hana Financial Group, Inc.	30,724,770
221,303	Hyundai Motor Co.	27,989,717
119,042	Hyundai Motor Co. (Preference Shares)	10,385,173
259,953	Korea Aerospace Industries Ltd.	14,570,184
764	Korea Zinc Co., Ltd.	285,686
136,772	LG Chem Ltd.	32,897,513
63,534	LG Innotek Co., Ltd.	7,336,919
15,308	Medy-Tox, Inc.	6,727,185

The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	South Korea - 19.8% - (continued)
47,040	NAVER Corp.	$33,060,831
90,538	NCSoft Corp.	28,632,255
84,222	Samsung Electronics Co., Ltd.	165,111,107
375,298	SK Hynix, Inc.	17,779,128
144,862	SK Innovation Co., Ltd.	21,732,916
23,825	SK Telecom Co., Ltd.	5,029,115
18,079	Yuhan Corp.	3,683,268

		458,527,339

	Taiwan - 12.2%
9,049,072	Advanced Semiconductor Engineering, Inc.	11,341,096
20,305,489	Cathay Financial Holding Co., Ltd.	32,541,831
255,000	Ennoconn Corp.	2,770,691
4,347,000	Far EasTone Telecommunications Co., Ltd.	10,704,698
6,532,000	Formosa Plastics Corp.	19,627,688
22,284,213	Hon Hai Precision Industry Co., Ltd.	72,939,825
2,989,000	Taiwan Mobile Co., Ltd.	11,035,914
19,058,139	Taiwan Semiconductor Manufacturing Co., Ltd.	122,770,524

		283,732,267

	Thailand - 2.1%
1,038,375	Kasikornbank PCL	5,548,184
4,065,925	Kasikornbank PCL NVDR	21,727,399
6,343,400	PTT Global Chemical PCL NVDR	13,730,394
3,924,900	Thai Oil PCL NVDR	8,844,023

		49,850,000

	Turkey - 1.1%
2,613,318	Akbank TAS	6,994,700
3,977,229	KOC Holding AS	18,692,142

		25,686,842

	United Arab Emirates - 1.4%
404,143	DP World Ltd.	8,260,683
12,973,483	Emaar Properties PJSC	25,334,994

		33,595,677

	Total Common Stocks (cost $1,813,688,872)	$2,280,018,602

	Total Long-Term Investments (cost $1,813,688,872)	$2,280,018,602

SHORT-TERM INVESTMENTS - 0.6%
	Other Investment Pools & Funds - 0.6%
12,712,554	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$12,712,554

	Total Short-Term Investments (cost $12,712,554)	$12,712,554

Total Investments (cost $1,826,401,426)^	98.9%	$2,292,731,156
Other Assets and Liabilities	1.1%	26,083,392

Total Net Assets	100.0%	$2,318,814,548

The accompanying notes are an integral part of these financial statements.

41

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$482,812,889
Unrealized Depreciation	(16,483,159)

Net Unrealized Appreciation	$466,329,730

*	Non-income producing.

(1)	The following securities are considered illiquid.

Period Acquired	Shares/Par	Security	Cost
05/2016	1,365,651	Axis Bank Ltd.	$9,593,883
03/2013	1,482,761	HDFC Bank Ltd.	21,542,467
05/2016	1,405,427	Hindustan Unilever Ltd.	17,800,244
04/2017	1,171,417	ITC Ltd.	5,081,513
06/2016	999,341	Infosys Ltd.	15,450,588
08/2016	181,300	Maruti Suzuki India Ltd.	9,053,653
01/2015	533,789	Tata Motors Ltd.	3,442,232
06/2015	144,405	UltraTech Cement Ltd.	6,846,293

			$88,810,873

At April 30, 2017, the aggregate value of these securities was $118,378,065, which represented 5.1% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company

The accompanying notes are an integral part of these financial statements.

42

Hartford Schroders Emerging Markets Equity Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$11,558,195	$11,558,195	$—	$—
Brazil	224,873,802	224,873,802	—	—
Chile	22,110,609	22,110,609	—	—
China	501,251,101	129,133,946	372,117,155	—
Colombia	13,794,844	13,794,844	—	—
Egypt	11,674,655	11,674,655	—	—
Greece	9,526,170	—	9,526,170	—
Hong Kong	124,587,087	—	124,587,087	—
Hungary	43,665,693	—	43,665,693	—
India	118,378,065	36,081,363	82,296,702	—
Indonesia	2,374,438	—	2,374,438	—
Mexico	20,143,997	20,143,997	—	—
Poland	55,744,113	—	55,744,113	—
Russia	205,281,581	66,035,138	139,246,443	—
South Africa	63,662,127	4,909,691	58,752,436	—
South Korea	458,527,339	—	458,527,339	—
Taiwan	283,732,267	—	283,732,267	—
Thailand	49,850,000	—	49,850,000	—
Turkey	25,686,842	—	25,686,842	—
United Arab Emirates	33,595,677	8,260,683	25,334,994	—
Short-Term Investments	12,712,554	12,712,554	—	—

Total	$2,292,731,156	$561,289,477	$1,731,441,679	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

43

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1%
		Argentina - 1.0%
$	610,000	YPF S.A. 8.50%, 07/28/2025(1)	$690,062

		Austria - 1.6%
	535,000	BRF GmbH 4.35%, 09/29/2026(1)	503,703
	575,000	ESAL GmbH 6.25%, 02/05/2023(2)	582,906

			1,086,609

		Bermuda - 0.7%
	485,000	Digicel Ltd. 6.75%, 03/01/2023(1)	460,750

		Brazil - 0.8%
	310,000	Banco do Estado do Rio Grande do Sul S.A. 7.38%, 02/02/2022	319,300
	245,000	Centrais Electricas Brasileiras S.A. 5.75%, 10/27/2021(2)	250,880

			570,180

		British Virgin Islands - 1.1%
	200,000	CLP Power Hong Kong Financing Ltd. 3.13%, 05/06/2025	198,449
	200,000	Talent Yield Investments Ltd. 4.50%, 04/25/2022(1)	212,041
	360,000	Yingde Gases Investment Ltd. 8.13%, 04/22/2018(1)	362,650

			773,140

		British Virgin Islands - 0.5%
	340,000	China Railway Xunjie Co., Ltd 3.25%, 07/28/2026	329,567

		Cayman Islands - 1.8%
	675,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024	685,546
	230,000	China Aoyuan Property Group Ltd. 6.53%, 04/25/2019(2)	237,457
	290,000	Lima Metro Line 2 Finance Ltd. 5.88%, 07/05/2034(1)	309,865

			1,232,868

		Chile - 3.1%
	590,000	Cencosud S.A. 6.63%, 02/12/2045(1)	618,461
	816,000	Empresa de Transporte de Pasajeros Metro S.A. 5.00%, 01/25/2047(1)	871,170
	300,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(2)	304,384
	250,000	GNL Quintero S.A. 4.63%, 07/31/2029(1)	260,312

			2,054,327

		China - 0.3%
	200,000	Bank of China Ltd. 3.88%, 06/30/2025(2)	205,925

		Colombia - 2.6%
	400,000	Banco de Bogota S.A. 6.25%, 05/12/2026(1)	426,080
	131,000	Colombia Telecomunicaciones S.A. ESP 8.50%, 03/30/2020(1)(3)(4)	130,345
	290,000	Ecopetrol S.A. 5.88%, 09/18/2023	313,838

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Colombia - 2.6% - (continued)
$	280,000	Empresa de Energia de Bogota S.A. ESP 6.13%, 11/10/2021(1)	$288,750
COP	1,298,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	338,442
	751,000,000	Empresas Publicas de Medellin ESP 7.63%, 09/10/2024(1)	252,665

			1,750,120

		Hong Kong - 1.3%
$	340,000	AIA Group Ltd. 3.20%, 03/11/2025(1)	335,953
	240,000	Beijing State-Owned Assets Management Hong Kong 4.13%, 05/26/2025	245,872
	260,000	CRCC Yuxiang Ltd. 3.50%, 05/16/2023(2)	261,864

			843,689

		Kazakhstan - 1.5%
	250,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022(2)	248,488
		KazMunayGas National Co. JSC
	360,000	3.88%, 04/19/2022(1)	360,521
	400,000	5.75%, 04/19/2047(1)	390,040

			999,049

		Luxembourg - 1.2%
	300,000	Minerva Luxembourg S.A. 8.75%, 04/03/2019(1)(3)(4)	315,000
	525,000	VM Holding S.A. 5.38%, 05/04/2027	520,002

			835,002

		Mexico - 6.4%
	345,000	America Movil S.A.B. de C.V. 4.38%, 07/16/2042	335,865
	455,000	Banco Mercantil del Norte SA 5.75%, 10/04/2031(1)(4)	446,810
	400,000	Banco Nacional de Comercio Exterior S.N.C. 3.80%, 08/11/2026(1)(4)	393,000
	200,000	Coca-Cola Femsa S.A.B. de C.V. 3.88%, 11/26/2023	207,938
	506,317	Fermaca Enterprises S de RL de C.V. 6.38%, 03/30/2038(1)	524,671
	230,000	Fomento Economico Mexicano S.A.B. de C.V. 2.88%, 05/10/2023	225,187
	285,029	Mexico Generadora de Energia S de rl 5.50%, 12/06/2032(1)	289,660
		Petroleos Mexicanos
	230,000	5.38%, 03/13/2022(1)	241,788
	400,000	5.50%, 06/27/2044	351,000
	270,000	6.50%, 03/13/2027(1)	292,275
	676,000	6.63%, 06/15/2035	703,040
	290,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	285,650

			4,296,884

		Netherlands - 2.8%
	210,000	Lukoil International Finance B.V. 4.56%, 04/24/2023(1)	215,732
	445,000	Marfrig Holdings Europe B.V. 8.00%, 06/08/2023(1)	472,252

The accompanying notes are an integral part of these financial statements.

44

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 30.1% - (continued)
		Netherlands - 2.8% - (continued)
		Petrobras Global Finance B.V.
$	440,000	7.38%, 01/17/2027	$473,132
	613,000	8.75%, 05/23/2026	714,758

			1,875,874

		Peru - 0.6%
	340,000	Banco Internacional del Peru SAA 6.63%, 03/19/2029(1)(4)	372,300

		Singapore - 0.3%
	200,000	SingTel Group Treasury Pte Ltd. 3.25%, 06/30/2025	202,542

		South Africa - 2.0%
	1,295,000	Eskom Holdings SOC Ltd. 7.13%, 02/11/2025(1)	1,331,887

		Turkey - 0.5%
	355,000	Turkiye Is Bankasi 6.13%, 04/25/2024(1)	360,481

		Total Corporate Bonds (cost $19,866,042)	$20,271,256

FOREIGN GOVERNMENT OBLIGATIONS - 61.8%
		Argentina - 7.7%
		Argentine Bonos del Tesoro
ARS	1,115,000	15.50%, 10/17/2026	$79,829
	1,010,000	18.20%, 10/03/2021	71,561
	2,350,000	21.20%, 09/19/2018	155,848
$	755,000	City of Buenos Aires Argentina 7.50%, 06/01/2027(1)	808,756
		Provincia de Buenos Aires
	200,000	6.50%, 02/15/2023(1)	206,340
	1,973,000	7.88%, 06/15/2027(1)	2,059,674
		Provincia de Cordoba
	995,000	7.13%, 06/10/2021(1)	1,055,267
	719,000	7.45%, 09/01/2024(1)	747,954

			5,185,229

		Brazil - 3.3%
		Brazil Notas do Tesouro Nacional
BRL	1,905,000	10.00%, 01/01/2019	606,410
	2,725,000	10.00%, 01/01/2021	860,914
	2,100,000	10.00%, 01/01/2023	658,181
	200,000	10.00%, 01/01/2025	62,256

			2,187,761

		Chile - 0.2%
CLP	100,000,000	Chile Government International Bond 5.50%, 08/05/2020	158,749

		Colombia - 1.0%
		Colombia Government International Bond
COP	1,834,000,000	4.38%, 03/21/2023	582,304
	169,000,000	7.75%, 04/14/2021	61,787

			644,091

		Costa Rica - 0.9%
		Costa Rica Government International Bond
$	340,000	5.63%, 04/30/2043(1)	306,789
	290,000	7.00%, 04/04/2044(1)	299,291

			606,080

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.8% - (continued)
		Dominican Republic - 0.5%
$	290,000	Dominican Republic International Bond 6.85%, 01/27/2045(1)	$308,488

		Ecuador - 3.2%
		Ecuador Government International Bond
	765,000	10.50%, 03/24/2020(1)	818,550
	1,255,000	10.75%, 03/28/2022(1)	1,361,675

			2,180,225

		Egypt - 0.3%
	200,000	Egypt Government International Bond 6.13%, 01/31/2022(1)	207,950

		El Salvador - 1.9%
	1,277,000	El Salvador Government International Bond 7.38%, 12/01/2019(1)	1,283,385

		Ghana - 4.1%
	2,620,000	Ghana Government International Bond 9.25%, 09/15/2022(1)	2,776,152

		Hungary - 1.2%
		Hungary Government Bond
HUF	97,800,000	2.50%, 06/22/2018	349,171
	44,940,000	3.00%, 06/26/2024	157,665
	31,610,000	3.50%, 06/24/2020	119,177
	51,340,000	5.50%, 06/24/2025	209,724

			835,737

		Indonesia - 4.8%
		Indonesia Treasury Bond
IDR	3,672,000,000	5.63%, 05/15/2023	256,213
	1,540,000,000	6.13%, 05/15/2028	105,361
	28,274,000,000	7.00%, 05/15/2027	2,114,876
	4,575,000,000	7.88%, 04/15/2019	351,817
	3,015,000,000	8.38%, 03/15/2024	242,689
	1,638,000,000	8.38%, 03/15/2034	130,386

			3,201,342

		Lebanon - 3.1%
		Lebanon Government International Bond
$	705,000	6.00%, 01/27/2023(2)	720,644
	730,000	6.10%, 10/04/2022(2)	748,893
	575,000	6.65%, 04/22/2024(2)	593,923

			2,063,460

		Malaysia - 2.3%
		Malaysia Government Bond
MYR	1,150,000	3.42%, 08/15/2022	260,079
	470,000	3.49%, 03/31/2020	108,078
	975,000	3.65%, 10/31/2019	225,672
	680,000	3.89%, 03/15/2027	152,165
	370,000	4.18%, 07/15/2024	86,521
	1,980,000	4.24%, 02/07/2018	459,730
	1,130,000	4.25%, 05/31/2035	251,404

			1,543,649

		Mexico - 1.7%
		Mexican Bonos
MXN	10,730,000	5.75%, 03/05/2026	517,741
	2,165,000	6.50%, 06/10/2021	112,745
	2,220,000	6.50%, 06/09/2022	114,975
	3,735,000	7.50%, 06/03/2027	202,213
	3,075,000	7.75%, 05/29/2031	167,670

			1,115,344

The accompanying notes are an integral part of these financial statements.

45

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.8% - (continued)
		Mongolia - 2.7%
		Mongolia Government International Bond
$	300,000	8.75%, 03/09/2024(1)	$333,329
	1,300,000	10.88%, 04/06/2021(1)	1,511,303

			1,844,632

		Nigeria - 2.3%
		Nigeria Government International Bond
	1,235,000	6.75%, 01/28/2021(1)	1,310,266
	200,000	7.88%, 02/16/2032(1)	217,200

			1,527,466

		Peru - 0.7%
PEN	1,495,000	Peru Government Bond 6.95%, 08/12/2031	497,757

		Poland - 2.6%
		Republic of Poland Government Bond
PLN	2,420,000	0.00%, 10/25/2018	607,121
	1,620,000	2.50%, 07/25/2026	390,718
	1,460,000	3.25%, 07/25/2019	385,663
	1,445,000	4.00%, 10/25/2023	392,763

			1,776,265

		Romania - 0.8%
		Romania Government Bond
RON	595,000	2.50%, 04/29/2019	145,075
	435,000	4.75%, 02/24/2025	112,055
	960,000	5.75%, 04/29/2020	254,405

			511,535

		Russia - 2.0%
		Russian Federal Bond - OFZ
RUB	26,890,000	6.40%, 05/27/2020	453,923
	26,660,000	6.70%, 05/15/2019	457,112
	25,965,000	7.75%, 09/16/2026	460,886

			1,371,921

		Saudi Arabia - 0.3%
$	235,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	230,897

		South Africa - 2.2%
		Republic of South Africa Government Bond
ZAR	6,310,000	6.25%, 03/31/2036	340,925
	17,405,000	6.50%, 02/28/2041	929,135
	3,325,000	7.00%, 02/28/2031	207,294

			1,477,354

		Sri Lanka - 1.1%
		Sri Lanka Government International Bond
$	320,000	6.13%, 06/03/2025(2)	325,938
	360,000	6.83%, 07/18/2026(1)	378,034

			703,972

		Thailand - 1.0%
		Thailand Government Bond
THB	3,865,000	3.58%, 12/17/2027	119,016
	8,570,000	3.63%, 06/16/2023	265,178
	8,320,000	3.65%, 12/17/2021	257,523

			641,717

		Trinidad - 0.4%
$	270,000	Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(1)	260,855

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 61.8% - (continued)
		Turkey - 5.7%
		Turkey Government Bond
TRY	1,835,000	7.40%, 02/05/2020	$475,547
	1,255,000	8.00%, 03/12/2025	312,341
	1,975,000	8.50%, 09/14/2022	513,913
	1,300,000	8.80%, 11/14/2018	354,563
	1,220,000	9.50%, 01/12/2022	330,765
	1,720,000	10.40%, 03/20/2024	486,662
	1,535,000	10.50%, 01/15/2020	430,428
	1,660,000	10.70%, 02/17/2021	467,816
$	510,000	Turkey Government International Bond 4.25%, 04/14/2026	484,483

			3,856,518

		Ukraine - 3.8%
		Ukraine Government International Bond
	1,645,000	7.75%, 09/01/2023(1)	1,588,576
	1,050,000	7.75%, 09/01/2024(1)	999,243

			2,587,819

		Total Foreign Government Obligations (cost $40,362,575)	$41,586,350

		Total Long-Term Investments (cost $60,228,617)	$61,857,606

SHORT-TERM INVESTMENTS - 6.4%
		Other Investment Pools & Funds - 2.7%
	1,805,000	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$1,805,000

		U.S. Treasury - 3.7%
	2,500,000	U.S. Treasury Bills 0.77%, 07/20/2017(5)	2,495,750

		Total Short-Term Investments (cost $4,300,717)	$4,300,750

Total Investments (cost $64,529,334)^	98.3%	$66,158,356
Other Assets and Liabilities	1.7%	1,168,239

Total Net Assets	100.0%	$67,326,595

The accompanying notes are an integral part of these financial statements.

46

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,386,193
Unrealized Depreciation	(757,171)

Net Unrealized Appreciation	$1,629,022

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $31,137,640, which represented 46.2% of total net assets.

(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $4,766,952, which represented 7.1% of total net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(5)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Ultra Bond Future	12	06/21/2017	$1,949,090	$1,955,250	$6,160

Total futures contracts					$6,160

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/ Receive Fixed Rate/ Implied Credit Spread(b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Brazil (Federated Republic of)	CBK	USD	680,000	(1.00%)/1.95%	12/20/21	$33,418	$—	$27,184	$(6,234)
Brazil (Federated Republic of)	CBK	USD	1,360,000	(1.00%)/1.95%	12/20/21	69,564	—	54,366	(15,198)
Brazil (Federated Republic of)	CBK	USD	1,350,000	(1.00%)/1.95%	12/20/21	72,951	—	53,967	(18,984)
Brazil (Federated Republic of)	CBK	USD	1,380,000	(1.00%)/1.95%	12/20/21	81,169	—	55,165	(26,004)
Japan Government	JPM	USD	1,000,000	(1.00%)/0.03%	06/20/18	—	(6,446)	(12,248)	(5,802)

Total						$257,102	$(6,446)	$178,434	$(72,222)

Total single-name issues						$257,102	$(6,446)	$178,434	$(72,222)

Total OTC contracts						$257,102	$(6,446)	$178,434	$(72,222)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into

The accompanying notes are an integral part of these financial statements.

47

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
NGN	Buy	05/12/17	SCB	$241,775	$296,997	$55,222
NGN	Buy	05/12/17	SCB	246,011	296,997	50,986
NGN	Buy	05/12/17	SCB	253,406	302,627	49,221
NGN	Sell	05/12/17	SCB	824,970	896,620	(71,650)

Total						$83,779

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
SCB	Standard Chartered Bank

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:
JSC	Joint Stock Company
OTC	Over-the-Counter

The accompanying notes are an integral part of these financial statements.

48

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$20,271,256	$—	$20,271,256	$—
Foreign Government Obligations	41,586,350	—	41,586,350	—
Short-Term Investments	4,300,750	1,805,000	2,495,750	—
Foreign Currency Contracts(2)	155,429	—	155,429	—
Futures Contracts(2)	6,160	6,160	—	—

Total	$66,319,945	$1,811,160	$64,508,785	$—

Liabilities
Foreign Currency Contracts(2)	$(71,650)	$—	$(71,650)	$—
Swaps - Credit Default(2)	(72,222)	—	(72,222)	—

Total	$(143,872)	$—	$(143,872)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

49

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 10.2%
		Cayman Islands - 2.3%
$	556,525	Colony American Finance Ltd. 2.54%, 06/15/2048(1)	$548,918
	763,786	ECAF I Ltd. 3.47%, 06/15/2040(1)	754,239

			1,303,157

		United States - 7.9%
	271,819	AmeriCredit Automobile Receivables Trust 1.42%, 10/08/2019	271,812
	370,000	Cabela’s Credit Card Master Note Trust 1.64%, 08/16/2021(1)(2)	372,197
	410,000	Citigroup Commercial Mortgage Trust 2.23%, 09/10/2031(1)	404,535
	156,852	CLI Funding V LLC 3.22%, 06/18/2028(1)	151,762
	735,000	Element Rail Leasing II LLC 3.59%, 02/19/2045(1)	712,837
	372,719	Flagship Credit Auto Trust 2.77%, 12/15/2020(1)	375,436
	350,000	Hilton USA Trust 4.33%, 11/05/2038(1)(2)	342,909
	170,000	OnDeck Asset Securitization Trust II LLC 4.21%, 05/17/2020(1)	170,404
		One Market Plaza Trust
	130,000	4.02%, 02/10/2032(1)	136,077
	100,000	4.15%, 02/10/2032(1)	101,408
		OneMain Financial Issuance Trust
	125,000	3.19%, 03/18/2026(1)	126,237
	295,000	3.66%, 02/20/2029(1)	300,580
	473,801	SoFi Professional Loan Program 2.04%, 04/25/2035(1)(2)	479,936
	278,100	SpringCastle America Funding LLC 3.05%, 04/25/2029(1)	280,110
	164,583	TAL Advantage V LLC 3.55%, 11/20/2038(1)	162,681
	211,775	Wendys Funding LLC 3.37%, 06/15/2045(1)	213,025

			4,601,946

		Total Asset & Commercial Mortgage Backed Securities (cost $5,929,150)	$5,905,103

CORPORATE BONDS - 43.0%
		Australia - 0.7%
$	25,000	APT Pipelines Ltd. 4.25%, 07/15/2027(1)	$25,570
GBP	250,000	BHP Billiton Finance Ltd. 6.50%, 10/22/2077(2)(3)	369,909

			395,479

		Canada - 0.3%
$	85,000	Cenovus Energy, Inc. 4.25%, 04/15/2027(1)	84,311
	100,000	Enbridge, Inc. 6.00%, 01/15/2077(2)	102,000

			186,311

		Cayman Islands - 0.1%
	30,000	Vale Overseas Ltd. 6.25%, 08/10/2026	32,784

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 43.0% - (continued)
		France - 0.6%
EUR	100,000	Promontoria MCS SAS 5.75%, 09/30/2021(1)(2)	$111,925
$	250,000	SFR Group S.A. 7.38%, 05/01/2026(1)	262,812

			374,737

		Germany - 2.4%
EUR	100,000	ALBA Group plc & Co. KG 8.00%, 05/15/2018(3)	108,737
$	600,000	Erste Abwicklungsanstalt 1.38%, 10/30/2019	593,826
	700,000	LB Baden Wuerttemberg 1.50%, 05/24/2019	694,051

			1,396,614

		Ireland - 0.2%
	15,000	Johnson Controls International plc 4.50%, 02/15/2047	15,343
	100,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	98,771

			114,114

		Italy - 3.0%
		Enel S.p.A.
GBP	250,000	7.75%, 09/10/2075(2)(3)	362,656
$	360,000	8.75%, 09/24/2073(1)(2)	421,200
EUR	100,000	N&W Global Vending S.p.A. 7.00%, 10/15/2023	114,177
	400,000	Schumann S.p.A. 7.00%, 07/31/2023(3)	447,662
GBP	150,000	Telecom Italia S.p.A/Milano 6.38%, 06/24/2019	212,067
EUR	177,000	UniCredit S.p.A. 5.75%, 10/28/2025(2)(3)	209,908

			1,767,670

		Luxembourg - 0.7%
$	200,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(1)(4)	207,500
EUR	180,000	Wind Acquisition Finance S.A. 7.00%, 04/23/2021(3)	203,721

			411,221

		Mexico - 0.5%
$	270,000	Petroleos Mexicanos 6.50%, 03/13/2027(1)	292,275

		Netherlands - 3.5%
	430,000	Bank Nederlandse Gemeenten N.V. 1.13%, 05/25/2018(1)	428,798
	250,000	Cooperatieve Rabobank UA 4.63%, 12/01/2023	266,362
	150,000	Deutsche Telekom International Finance B.V. 1.60%, 09/19/2019(1)(2)	150,232
GBP	220,000	Koninklijke KPN N.V. 6.88%, 03/14/2073	315,575
$	200,000	Mondelez International Holdings Netherlands B.V. 1.63%, 10/28/2019(1)	197,069
	138,000	Shell International Finance B.V. 4.00%, 05/10/2046	134,037
	500,000	Ziggo Secured Finance B.V. 5.50%, 01/15/2027(1)	512,515

			2,004,588

The accompanying notes are an integral part of these financial statements.

50

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 43.0% - (continued)
		Sweden - 3.3%
$	1,215,000	Nordea Bank AB 1.77%, 09/30/2019(1)(2)	$1,222,155
	680,000	Svenska Handelsbanken AB 1.50%, 09/06/2019	672,470

			1,894,625

		Switzerland - 1.5%
EUR	800,000	Credit Suisse AG 0.12%, 10/16/2019(2)(3)	878,389

		United Kingdom - 3.8%
		Aviva plc
	122,000	3.88%, 07/03/2044(2)(3)	141,068
GBP	220,000	5.90%, 07/27/2020(2)(5)	310,153
$	35,000	BP Capital Markets plc 1.68%, 05/03/2019	34,949
	89,000	Ensco plc 5.75%, 10/01/2044	64,828
GBP	300,000	Investec plc 4.50%, 05/05/2022	411,281
	300,000	Jerrold Finco plc 6.25%, 09/15/2021	404,025
	100,000	New Look Senior Issuer plc 8.00%, 07/01/2023	98,435
		Royal Bank of Scotland Group plc
$	200,000	3.88%, 09/12/2023	200,320
EUR	300,000	5.25%, 06/30/2017(3)(5)	321,901
$	230,000	Standard Chartered plc 2.10%, 08/19/2019(1)	228,759

			2,215,719

		United States - 22.4%
	80,000	Abbott Laboratories 4.75%, 11/30/2036	82,852
	30,000	Aflac, Inc. 4.00%, 10/15/2046	28,687
	45,000	Altria Group, Inc. 3.88%, 09/16/2046	42,387
	134,000	American International Group, Inc. 3.30%, 03/01/2021	137,319
	160,000	American Tower Corp. 3.50%, 01/31/2023	162,757
	173,000	Amgen, Inc. 1.85%, 08/19/2021	168,840
	28,000	Amphenol Corp. 3.20%, 04/01/2024	28,333
	75,000	Anadarko Petroleum Corp. 6.60%, 03/15/2046	92,390
	75,000	Analog Devices, Inc. 3.13%, 12/05/2023	75,640
	165,000	Anheuser-Busch InBev Finance, Inc. 3.30%, 02/01/2023	169,512
	50,000	Arch Capital Finance LLC 5.03%, 12/15/2046	54,629
	55,000	AT&T, Inc. 5.15%, 03/15/2042	54,493
		Bank of America Corp.
	135,000	4.24%, 04/24/2038(2)	135,304
	110,000	4.44%, 01/20/2048(2)	112,018
	95,000	4.45%, 03/03/2026	98,279
	30,000	Barrick North America Finance LLC 5.70%, 05/30/2041	34,692

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 43.0% - (continued)
		United States - 22.4% - (continued)
$	345,000	Baxter International, Inc. 1.70%, 08/15/2021	$335,793
	80,000	BB&T Corp. 1.70%, 06/15/2020(2)	80,367
	20,000	Becton Dickinson and Co. 2.68%, 12/15/2019	20,139
	45,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	45,502
	40,000	Burlington Northern Santa Fe LLC 4.15%, 04/01/2045	40,676
	260,000	Capital One Financial Corp. 3.05%, 03/09/2022	260,709
	385,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	408,879
		Citigroup, Inc.
	400,000	2.12%, 04/25/2022(2)	400,600
	195,000	2.75%, 04/25/2022	194,426
	85,000	Continental Resources, Inc. 5.00%, 09/15/2022	85,744
		Crown Castle International Corp.
	145,000	2.25%, 09/01/2021	142,051
	15,000	5.25%, 01/15/2023	16,598
	55,000	CVS Health Corp. 5.13%, 07/20/2045	61,466
	75,000	Darden Restaurants, Inc. 3.85%, 05/01/2027	75,663
	91,000	Devon Energy Corp. 3.25%, 05/15/2022	91,328
	20,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 5.45%, 06/15/2023(1)	21,583
	13,000	Digital Realty Trust L.P. 3.63%, 10/01/2022	13,317
	250,000	Discover Bank 4.20%, 08/08/2023	262,794
	40,000	Dominion Resources, Inc. 1.60%, 08/15/2019	39,573
	40,000	Dow Chemical Co. 4.63%, 10/01/2044	41,225
		Ecolab, Inc.
	60,000	2.70%, 11/01/2026	57,669
	70,000	3.70%, 11/01/2046	63,666
	66,000	EMD Finance LLC 2.95%, 03/19/2022(1)	66,749
		Energy Transfer Partners L.P.
	78,000	4.05%, 03/15/2025	77,927
	55,000	5.30%, 04/15/2047	54,282
	100,000	Enterprise Products Operating LLC 2.55%, 10/15/2019	100,960
	300,000	Everest Acquisition Finance, Inc. 9.38%, 05/01/2020	283,875
		Fidelity National Information Services, Inc.
	55,000	2.25%, 08/15/2021	54,335
	35,000	4.50%, 08/15/2046	34,125
	250,000	First Republic Bank 4.63%, 02/13/2047	251,138
	70,000	Forest Laboratories LLC 4.88%, 02/15/2021(1)	75,590
	80,000	Fortive Corp. 4.30%, 06/15/2046(1)	80,871

The accompanying notes are an integral part of these financial statements.

51

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 43.0% - (continued)
		United States - 22.4% - (continued)
$	30,000	General Electric Co. 6.75%, 03/15/2032	$41,070
		General Motors Financial Co., Inc.
	35,000	3.20%, 07/06/2021	35,310
	200,000	3.25%, 05/15/2018	202,599
		Georgia Power Co.
	40,000	3.25%, 03/30/2027	39,663
	28,000	4.30%, 03/15/2042	27,921
	50,000	Gilead Sciences, Inc. 4.15%, 03/01/2047	47,225
	200,000	Glencore Funding LLC 4.13%, 05/30/2023(1)	205,482
		Goldman Sachs Group, Inc.
	690,000	1.88%, 12/27/2020(2)	689,195
	225,000	3.00%, 04/26/2022	226,789
	24,000	Hartford Financial Services Group, Inc. 5.13%, 04/15/2022(6)	26,699
	45,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	46,514
	53,000	Hexcel Corp. 3.95%, 02/15/2027	53,961
	65,000	Home Depot, Inc. 4.25%, 04/01/2046	68,531
	40,000	Humana, Inc. 3.95%, 03/15/2027	41,248
		JP Morgan Chase & Co.
	400,000	2.06%, 04/25/2023(2)	400,200
	235,000	2.95%, 10/01/2026	225,763
	15,000	Keysight Technologies, Inc. 4.60%, 04/06/2027	15,586
	100,000	Kinder Morgan, Inc. 4.30%, 06/01/2025	104,164
	40,000	Kraft Foods Group, Inc. 3.50%, 06/06/2022	41,338
	10,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	9,514
	80,000	Lockheed Martin Corp. 4.70%, 05/15/2046	87,907
	65,000	M&T Bank Corp. 5.13%, 11/01/2026(2)(5)	65,731
	100,000	McDonald’s Corp. 4.88%, 12/09/2045	107,709
	45,000	Medtronic, Inc. 3.15%, 03/15/2022	46,611
		Microsoft Corp.
	45,000	2.88%, 02/06/2024	45,731
	45,000	4.10%, 02/06/2037	46,814
	30,000	MidAmerican Energy Co. 3.95%, 08/01/2047	30,069
	200,000	Molson Coors Brewing Co. 1.45%, 07/15/2019	197,515
	55,000	Monsanto Co. 4.40%, 07/15/2044	53,775
	46,000	Moody’s Corp. 2.75%, 12/15/2021	46,156
		Morgan Stanley
EUR	400,000	0.38%, 11/08/2022	436,134
$	125,000	2.50%, 04/21/2021	124,577
	140,000	2.63%, 11/17/2021	139,637
	49,000	3.88%, 01/27/2026	50,096

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 43.0% - (continued)
		United States - 22.4% - (continued)
$	22,000	Mosaic Co. 4.25%, 11/15/2023	$23,023
		Nabors Industries, Inc.
	12,000	4.63%, 09/15/2021	12,120
	10,000	5.00%, 09/15/2020	10,325
	18,000	5.50%, 01/15/2023(1)	18,203
	75,000	Newell Brands, Inc. 3.85%, 04/01/2023	78,315
	30,000	Noble Energy, Inc. 5.05%, 11/15/2044	30,979
	40,000	Parker-Hannifin Corp. 3.25%, 03/01/2027(1)	40,452
EUR	200,000	Pfizer, Inc. 0.00%, 03/06/2019	218,750
		Philip Morris International, Inc.
$	74,000	1.63%, 02/21/2019	73,756
	46,000	2.63%, 03/06/2023	45,592
	45,000	3.25%, 11/10/2024	45,690
	15,000	Phillips 66 1.79%, 04/15/2019(1)(2)	15,018
	92,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.65%, 06/01/2022	93,137
	90,000	Prudential Financial, Inc. 5.10%, 08/15/2043	101,935
		Reynolds American, Inc.
	15,000	4.45%, 06/12/2025	15,997
	15,000	5.85%, 08/15/2045	17,724
	170,000	Rockwell Collins, Inc. 3.50%, 03/15/2027	172,503
	25,000	Roper Technologies, Inc. 2.80%, 12/15/2021	25,136
	177,000	S&P Global, Inc. 3.30%, 08/14/2020	181,414
	95,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028(1)	95,126
	64,000	Smithfield Foods, Inc. 2.70%, 01/31/2020(1)	64,141
	55,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	55,103
	95,000	T-Mobile USA, Inc. 6.00%, 04/15/2024	102,932
	65,000	U.S. Bancorp 2.63%, 01/24/2022	65,546
	45,000	U.S. Bancorp 3.15%, 04/27/2027	45,117
	50,000	Valero Energy Corp. 4.90%, 03/15/2045	50,055
	65,000	Ventas Realty L.P. 3.13%, 06/15/2023	64,590
	120,000	Verizon Communications, Inc. 4.27%, 01/15/2036	112,244
		Viacom, Inc.
	23,000	4.85%, 12/15/2034	22,621
	18,000	6.25%, 02/28/2057(2)	18,473
		Walgreens Boots Alliance, Inc.
	15,000	1.75%, 05/30/2018	15,056
	100,000	2.70%, 11/18/2019	101,450
		Wells Fargo & Co.
EUR	400,000	0.12%, 04/24/2019(2)(3)	437,885
$	70,000	4.75%, 12/07/2046	72,166

The accompanying notes are an integral part of these financial statements.

52

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 43.0% - (continued)
		United States - 22.4% - (continued)
$	900,000	Wells Fargo Bank NA 2.15%, 12/06/2019	$903,890
	165,000	Williams Partners L.P. 4.00%, 09/15/2025	168,288

			12,959,738

		Total Corporate Bonds (cost $24,841,172)	$24,924,264

FOREIGN GOVERNMENT OBLIGATIONS - 12.0%
		Argentina - 0.8%
$	270,000	Provincia de Buenos Aires 7.88%, 06/15/2027(1)	$281,861
	150,000	Provincia de Cordoba 7.13%, 06/10/2021(1)	159,086

			440,947

		Brazil - 2.2%
		Brazil Notas do Tesouro Nacional
BRL	2,110,000	10.00%, 01/01/2025	656,804
	2,060,000	10.00%, 01/01/2027	637,766

			1,294,570

		Germany - 3.1%
$	1,000,000	FMS Wertmanagement AoeR 1.75%, 01/24/2020	1,003,282
	800,000	Kreditanstalt fuer Wiederaufbau 1.25%, 09/30/2019	794,448

			1,797,730

		Mexico - 4.3%
		Mexican Bonos
MXN	20,800,000	7.50%, 06/03/2027	1,126,113
	19,900,000	8.50%, 05/31/2029	1,156,225
$	200,000	Mexico Government International Bond 4.15%, 03/28/2027	205,590

			2,487,928

		Supranational - 1.6%
	900,000	European Investment Bank 1.75%, 05/15/2020	901,062

		Total Foreign Government Obligations (cost $6,845,201)	$6,922,237

U.S. GOVERNMENT AGENCIES - 0.7%
		United States - 0.7%
		FHLMC - 0.7%
$	382,841	1.36%, 05/25/2022(2)	$382,961

		Total U.S. Government Agencies (cost $382,667)	$382,961

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 21.5%
		United States - 21.5%
		U.S. Treasury Notes - 21.5%
$	9,572,321	0.13%, 07/15/2026(7)	$9,405,112
	3,025,080	0.38%, 01/15/2027(7)	3,032,964

			12,438,076

			12,438,076

		Total U.S. Government Securities (cost $12,585,715)	$12,438,076

CONVERTIBLE BONDS - 0.7%
		Electronics - 0.3%
$	200,000	Zhen Ding Technology Holding Ltd. 0.00%, 06/26/2019(3)(8)	$201,500

		Software - 0.4%
CAD	300,000	DH Corp. 5.00%, 09/30/2020(1)	222,629

		Total Convertible Bonds (cost $433,474)	$424,129

		Total Long-Term Investments (cost $51,017,379)	$50,996,770

SHORT-TERM INVESTMENTS - 6.6%
		Other Investment Pools & Funds - 5.7%
	3,329,168	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$3,329,168

		U.S. Treasury - 0.9%
	510,000	U.S. Treasury Bills 0.79%, 07/27/2017(9)	509,029

		Total Short-Term Investments (cost $3,838,194)	$3,838,197

Total Investments Excluding Purchased Options (cost $54,855,573)	94.7%	$54,834,967

Total Purchased Options (cost $225,258)	0.4%	$226,313

Total Investments (cost $55,080,831)^	95.1%	$55,061,280
Other Assets and Liabilities	4.9%	2,838,741

Total Net Assets	100.0%	$57,900,021

The accompanying notes are an integral part of these financial statements.

53

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$490,204
Unrealized Depreciation	(510,810)

Net Unrealized Depreciation	$(20,606)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $11,125,203, which represented 19.2% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $3,683,336, which represented 6.4% of total net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(6)	Affiliated Issuer.

(7)	The principal amount for these securities is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(8)	Security is a zero-coupon bond.

(9)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/CAD Put	BNP	1.39 CAD per USD	05/17/17	USD	4,655,000	$10,418	$64,705	$(54,287)
USD Call/JPY Put	JPM	111.00 JPY per USD	07/28/17	USD	4,640,000	83,265	67,104	16,161

Total Calls					9,295,000	$93,683	$131,809	$(38,126)

Puts
AUD Put/USD Call	JPM	0.77 USD per AUD	09/21/17	AUD	4,470,000	$132,630	$93,449	$39,181

Total purchased option contracts					13,765,000	$226,313	$225,258	$1,055

Written option contracts:
Calls
USD Call/CAD Put	BCLY	1.39 CAD per USD	05/17/17	USD	(4,655,000)	$(10,418)	$(13,779)	$3,361
USD Call/JPY Put	JPM	115.00 JPY per USD	07/28/17	USD	(4,640,000)	(25,608)	(19,910)	(5,698)

Total Calls					(9,295,000)	$(36,026)	$(33,689)	$(2,337)

Written option contracts:
Puts
USD Put/JPY Call	JPM	108.00 JPY per USD	07/28/17	USD	(4,640,000)	$(38,206)	$(52,205)	$13,999

Total written option contracts					(13,935,000)	$(74,232)	$(85,894)	$11,662

The accompanying notes are an integral part of these financial statements.

54

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Long Gilt Future	1	06/28/2017	$165,890	$166,135	$245
U.S. 10-Year Ultra Future	26	06/21/2017	3,511,678	3,521,781	10,103
U.S. Treasury 10-Year Note Future	45	06/21/2017	5,645,598	5,657,344	11,746
U.S. Treasury 5-Year Note Future	115	06/30/2017	13,565,746	13,616,719	50,973
U.S. Ultra Bond Future	10	06/21/2017	1,626,398	1,629,375	2,977

Total					$76,044

Short position contracts:
90-Day Euro Future	58	06/18/2018	$14,222,590	$14,258,575	$(35,985)
Canadian Government 10-Year Bond Future	77	06/21/2017	7,834,716	7,872,327	(37,611)
Euro-BTP Future	41	06/08/2017	5,813,806	5,882,338	(68,532)
Euro-Bund Future	38	06/08/2017	6,751,219	6,696,622	54,597
Euro-OAT Future	46	06/08/2017	7,363,489	7,508,151	(144,662)
U.S. 10-Year Ultra Future	25	06/21/2017	3,357,370	3,386,328	(28,958)
U.S. Treasury 2-Year Note Future	18	06/30/2017	3,898,088	3,898,969	(881)
U.S. Treasury 5-Year Note Future	104	06/30/2017	12,290,535	12,314,250	(23,715)
U.S. Treasury Long Bond Future	20	06/21/2017	3,030,802	3,059,375	(28,573)
U.S. Treasury Ultra Bond Future	20	06/21/2017	3,225,569	3,258,750	(33,181)

Total					$(347,501)

Total futures contracts					$(271,457)

OTC Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate/ Implied Credit Spread(b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Intesa S.p.A.	BNP	EUR	300,000	(1.00%)/1.13%	06/20/21	$2,814	$—	$1,331	$(1,483)
Standard Chartered Bank	SCB	EUR	470,000	(1.00%)/0.88%	09/20/20	16,846	—	(2,679)	(19,525)
Wendel S.A.	BNP	EUR	150,000	(5.00%)/0.76%	06/20/21	—	(24,802)	(29,604)	(4,802)

Total						$19,660	$(24,802)	$(30,952)	$(25,810)

Total single-name issues						$19,660	$(24,802)	$(30,952)	$(25,810)

Total OTC contracts						$19,660	$(24,802)	$(30,952)	$(25,810)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

The accompanying notes are an integral part of these financial statements.

55

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2017
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.28	USD	16,210,000	(1.00%)	06/20/22	$(269,422)	$(297,423)	$(28,001)

Total					$(269,422)	$(297,423)	$(28,001)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at April 30, 2017
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
BNP	HICP	1.48% Fixed	EUR	1,250,000	01/23/27	$—	$—	$5,902	$5,902
JPM	1.31% Fixed	HICP	EUR	5,300,000	02/15/22	—	—	(7,387)	(7,387)
JPM	12M CPTFE	1.54% Fixed	EUR	5,300,000	02/15/27	—	—	62,511	62,511
MSC	2.33% Fixed	CPURNSA	USD	2,700,000	01/23/27	—	—	(22,704)	(22,704)

Total						$—	$—	$38,322	$38,322

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
0.29% Fixed	12M EONIA	EUR	13,500,000	04/10/19	$—	$—	$(916)	$(916)
12M EONIA	0.29% Fixed	EUR	13,500,000	04/10/19	—	—	(3,008)	(3,008)
1.79% Fixed	3M LIBOR	USD	6,654,000	12/01/21	57,106	—	(10,781)	(67,887)
2.28% Fixed	3M LIBOR	USD	19,874,000	12/05/26	38,588	—	(222,111)	(260,699)
0.00% Fixed	6M EURIBOR	EUR	5,634,000	02/07/27	—	(732)	(1,640)	(908)
0.00% Fixed	6M EURIBOR	EUR	4,253,000	02/10/27	—	(261)	2,518	2,779
0.82% Fixed	6M EURIBOR	EUR	5,634,000	02/07/27	—	(21,517)	(45,175)	(23,658)
6M EURIBOR	0.72% Fixed	EUR	4,253,000	02/10/27	—	(8,293)	(12,806)	(4,513)
6M LIBOR	1.42% Fixed	GBP	7,415,000	02/02/27	127,832	—	278,240	150,408
6M LIBOR	1.43% Fixed	GBP	1,235,000	02/03/27	—	(112)	47,681	47,793

Total					$223,526	$(30,915)	$32,002	$(160,609)

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/18/17	JPM	$48,356	$47,859	$(497)
AUD	Buy	05/18/17	UBS	72,786	70,933	(1,853)
AUD	Buy	05/18/17	SSG	6,695,721	6,534,205	(161,516)
AUD	Buy	09/19/17	BCLY	1,673,732	1,634,962	(38,770)
AUD	Buy	09/25/17	JPM	1,937,578	1,883,611	(53,967)
AUD	Sell	05/18/17	JPM	5,638,884	5,533,847	105,037
AUD	Sell	05/18/17	SSG	936,625	928,198	8,427
AUD	Sell	05/18/17	UBS	72,639	70,933	1,706
AUD	Sell	05/18/17	CBK	149,881	149,710	171
AUD	Sell	09/19/17	SSG	6,680,445	6,522,203	158,242
AUD	Sell	09/19/17	UBS	72,614	70,802	1,812
BRL	Buy	06/02/17	UBS	1,032,221	1,027,655	(4,566)
BRL	Sell	06/02/17	CBK	684,268	673,247	11,021

The accompanying notes are an integral part of these financial statements.

56

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
BRL	Sell	06/02/17	CBK	$207,345	$206,149	$1,196
BRL	Sell	06/02/17	CBK	314,260	314,401	(141)
BRL	Sell	06/02/17	CBK	327,222	327,369	(147)
CAD	Buy	05/18/17	CBK	37,325	36,638	(687)
CAD	Buy	05/18/17	RBC	237,442	227,797	(9,645)
CAD	Buy	05/18/17	JPM	1,368,952	1,317,360	(51,592)
CAD	Buy	05/18/17	CBK	1,733,621	1,677,805	(55,816)
CAD	Buy	09/19/17	UBS	2,077,835	2,006,626	(71,209)
CAD	Sell	05/18/17	BCLY	1,750,652	1,677,879	72,773
CAD	Sell	05/18/17	BNP	1,380,487	1,317,286	63,201
CAD	Sell	05/18/17	RBC	236,730	227,797	8,933
CAD	Sell	05/18/17	CBK	157,751	153,880	3,871
CAD	Sell	09/19/17	CBK	1,736,396	1,681,208	55,188
CAD	Sell	09/19/17	RBC	237,825	228,260	9,565
CHF	Buy	05/18/17	CBK	1,129,651	1,137,032	7,381
CZK	Buy	05/18/17	JPM	145,778	149,061	3,283
CZK	Buy	11/06/17	BCLY	1,409,837	1,455,372	45,535
CZK	Sell	05/18/17	SSG	1,496,381	1,529,604	(33,223)
EUR	Buy	05/18/17	CSFB	6,864,384	7,008,794	144,410
EUR	Buy	05/18/17	BNP	3,572,928	3,657,101	84,173
EUR	Buy	05/18/17	BNP	2,282,411	2,336,181	53,770
EUR	Buy	05/18/17	JPM	956,904	982,420	25,516
EUR	Buy	05/18/17	CBK	996,576	1,016,903	20,327
EUR	Buy	05/18/17	UBS	776,181	793,431	17,250
EUR	Buy	05/18/17	CBK	509,182	522,089	12,907
EUR	Buy	05/18/17	CBK	389,190	399,056	9,866
EUR	Buy	05/18/17	CBK	341,982	348,957	6,975
EUR	Buy	05/18/17	CBK	288,095	294,385	6,290
EUR	Buy	05/18/17	JPM	150,119	152,644	2,525
EUR	Buy	09/19/17	BNP	3,023,579	3,097,837	74,258
EUR	Buy	09/19/17	UBS	1,058,165	1,085,133	26,968
EUR	Sell	05/18/17	CBK	435,667	436,126	(459)
EUR	Sell	05/18/17	CBK	74,796	76,322	(1,526)
EUR	Sell	05/18/17	JPM	59,396	60,948	(1,552)
EUR	Sell	05/18/17	CBK	182,226	185,353	(3,127)
EUR	Sell	05/18/17	JPM	170,937	174,451	(3,514)
EUR	Sell	05/18/17	CBK	734,680	751,045	(16,365)
EUR	Sell	05/18/17	BNP	1,377,540	1,417,409	(39,869)
EUR	Sell	05/18/17	UBS	1,362,688	1,405,634	(42,946)
EUR	Sell	05/18/17	JPM	3,245,162	3,318,600	(73,438)
EUR	Sell	05/18/17	BNP	3,003,992	3,077,619	(73,627)
EUR	Sell	05/18/17	JPM	3,576,172	3,657,101	(80,929)
EUR	Sell	09/19/17	CBK	214,255	220,264	(6,009)
EUR	Sell	09/19/17	BNP	2,297,410	2,351,528	(54,118)
EUR	Sell	09/19/17	BNP	3,596,408	3,681,126	(84,718)
GBP	Buy	05/18/17	CBK	11,589,218	12,036,192	446,974
GBP	Buy	05/18/17	SSG	2,018,321	2,099,042	80,721
GBP	Buy	05/18/17	SSG	1,530,030	1,591,222	61,192
GBP	Buy	05/18/17	BCLY	1,228,854	1,279,038	50,184
GBP	Buy	05/18/17	SSG	1,130,713	1,175,935	45,222
GBP	Buy	05/18/17	CBK	751,152	778,918	27,766
GBP	Buy	05/18/17	SSG	754,989	778,276	23,287
GBP	Buy	05/18/17	SSG	375,885	389,766	13,881
GBP	Buy	05/18/17	JPM	250,639	259,880	9,241
GBP	Buy	05/18/17	BCLY	174,364	181,423	7,059
GBP	Buy	05/18/17	CBK	294,717	298,053	3,336
GBP	Buy	05/18/17	ANZ	37,633	39,000	1,367
GBP	Buy	05/18/17	UBS	142,191	142,548	357

The accompanying notes are an integral part of these financial statements.

57

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
GBP	Buy	09/14/17	SSG	$187,719	$195,266	$7,547
GBP	Buy	09/19/17	BCLY	2,079,000	2,214,123	135,123
GBP	Buy	09/19/17	BCLY	2,079,000	2,211,849	132,849
GBP	Buy	09/19/17	CBK	441,357	466,512	25,155
GBP	Buy	09/19/17	CBK	440,798	465,952	25,154
GBP	Buy	09/19/17	CBK	440,180	465,299	25,119
GBP	Buy	09/19/17	CBK	189,348	200,153	10,805
GBP	Buy	09/19/17	SSG	37,629	39,144	1,515
GBP	Sell	05/18/17	SSG	37,500	39,000	(1,500)
GBP	Sell	05/18/17	JPM	606,800	609,758	(2,958)
GBP	Sell	05/18/17	CBK	98,674	101,922	(3,248)
GBP	Sell	05/18/17	CBK	149,963	155,506	(5,543)
GBP	Sell	05/18/17	SSG	176,333	182,845	(6,512)
GBP	Sell	05/18/17	SSG	176,658	183,182	(6,524)
GBP	Sell	05/18/17	SSG	176,880	183,412	(6,532)
GBP	Sell	05/18/17	UBS	550,000	556,861	(6,861)
GBP	Sell	05/18/17	CBK	186,511	194,383	(7,872)
GBP	Sell	05/18/17	SSG	266,732	276,582	(9,850)
GBP	Sell	05/18/17	SSG	352,247	365,256	(13,009)
GBP	Sell	05/18/17	CBK	383,909	399,945	(16,036)
GBP	Sell	05/18/17	CBK	1,175,890	1,200,897	(25,007)
GBP	Sell	05/18/17	JPM	2,030,239	2,099,042	(68,803)
GBP	Sell	05/18/17	JPM	2,518,507	2,603,857	(85,350)
GBP	Sell	05/18/17	SSG	11,779,593	12,217,616	(438,023)
GBP	Sell	09/19/17	CBK	174,805	182,091	(7,286)
GBP	Sell	09/19/17	BCLY	184,970	195,097	(10,127)
GBP	Sell	09/19/17	SSG	1,134,581	1,180,258	(45,677)
GBP	Sell	09/19/17	SSG	1,535,265	1,597,073	(61,808)
GBP	Sell	09/19/17	SSG	2,025,226	2,106,759	(81,533)
GBP	Sell	09/19/17	CBK	2,321,359	2,418,923	(97,564)
GBP	Sell	09/19/17	CBK	11,628,293	12,080,442	(452,149)
IDR	Buy	05/18/17	HSBC	4,718,468	4,772,716	54,248
IDR	Buy	09/14/17	JPM	4,657,922	4,707,282	49,360
IDR	Buy	09/14/17	CBK	175,385	177,416	2,031
IDR	Sell	05/18/17	CBK	849,096	848,807	289
IDR	Sell	05/18/17	JPM	4,732,269	4,772,716	(40,447)
INR	Buy	05/18/17	JPM	5,924,398	6,206,144	281,746
INR	Buy	05/18/17	JPM	325,545	327,352	1,807
INR	Buy	09/14/17	BCLY	5,750,543	5,986,440	235,897
INR	Buy	09/19/17	CBK	177,116	183,785	6,669
INR	Sell	05/18/17	CBK	323,848	327,352	(3,504)
INR	Sell	05/18/17	SCB	115,669	121,062	(5,393)
INR	Sell	05/18/17	BCLY	5,833,865	6,085,080	(251,215)
INR	Sell	09/14/17	MSC	2,849,939	2,844,072	5,867
INR	Sell	09/14/17	JPM	291,107	292,022	(915)
INR	Sell	09/14/17	CBK	2,846,657	2,850,347	(3,690)
INR	Sell	09/19/17	JPM	183,221	183,784	(563)
JPY	Buy	05/18/17	JPM	6,827,104	6,930,177	103,073
JPY	Buy	05/18/17	SSG	188,019	190,217	2,198
JPY	Buy	09/19/17	CBK	6,955,334	6,969,357	14,023
JPY	Buy	09/19/17	BNP	17,561	17,615	54
JPY	Sell	05/18/17	CBK	2,654,740	2,597,209	57,531
JPY	Sell	05/18/17	UBS	2,316,974	2,261,819	55,155
JPY	Sell	05/18/17	CBK	2,348,753	2,306,434	42,319
JPY	Sell	05/18/17	UBS	1,313,158	1,299,202	13,956
JPY	Sell	05/18/17	BNP	17,454	17,516	(62)
JPY	Sell	05/18/17	JPM	170,132	172,701	(2,569)
JPY	Sell	05/18/17	CBK	6,912,891	6,930,177	(17,286)

The accompanying notes are an integral part of these financial statements.

58

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
KRW	Buy	05/18/17	HSBC	$8,328,646	$8,288,989	$(39,657)
KRW	Buy	05/18/17	CBK	3,519,866	3,459,327	(60,539)
KRW	Buy	09/14/17	CBK	2,313,463	2,311,980	(1,483)
KRW	Buy	09/14/17	CBK	2,673,333	2,667,978	(5,355)
KRW	Sell	05/18/17	CBK	173,556	175,315	(1,759)
KRW	Sell	05/18/17	CBK	4,553,248	4,558,886	(5,638)
KRW	Sell	05/18/17	CBK	3,705,891	3,730,104	(24,213)
KRW	Sell	09/14/17	HSBC	8,344,491	8,302,432	42,059
MXN	Buy	05/18/17	SSG	1,377,037	1,460,952	83,915
MXN	Buy	05/18/17	BCLY	289,608	291,190	1,582
MXN	Buy	05/18/17	CBK	314,884	315,506	622
MXN	Buy	05/18/17	CBK	1,012,188	1,011,156	(1,032)
MXN	Buy	05/18/17	JPM	1,156,446	1,153,420	(3,026)
MXN	Buy	09/19/17	BCLY	995,623	1,052,421	56,798
MXN	Buy	09/19/17	BCLY	679,172	726,894	47,722
MXN	Buy	09/19/17	JPM	671,253	716,510	45,257
MXN	Buy	09/19/17	BCLY	670,955	700,933	29,978
MXN	Sell	05/18/17	SSG	127,675	126,446	1,229
MXN	Sell	05/18/17	UBS	579,344	579,728	(384)
MXN	Sell	05/18/17	UBS	581,949	582,334	(385)
MXN	Sell	05/18/17	SSG	2,087,843	2,103,408	(15,565)
MXN	Sell	05/18/17	JPM	1,133,739	1,159,878	(26,139)
MXN	Sell	05/18/17	RBC	339,772	371,545	(31,773)
MXN	Sell	05/18/17	RBC	343,660	375,797	(32,137)
MXN	Sell	05/18/17	CBK	671,498	713,610	(42,112)
MXN	Sell	09/19/17	SSG	1,353,266	1,432,731	(79,465)
NOK	Buy	05/18/17	CBK	82,187	80,215	(1,972)
NOK	Buy	05/18/17	JPM	2,604,777	2,597,721	(7,056)
NOK	Buy	09/19/17	SSG	1,387,932	1,372,153	(15,779)
NOK	Buy	09/19/17	UBS	1,389,510	1,371,138	(18,372)
NOK	Buy	09/19/17	CBK	1,361,451	1,328,039	(33,412)
NOK	Sell	05/18/17	CBK	1,359,581	1,325,807	33,774
NOK	Sell	05/18/17	CBK	88,849	86,208	2,641
NOK	Sell	05/18/17	SSG	180,018	180,744	(726)
NOK	Sell	09/19/17	CBK	1,365,970	1,329,899	36,071
NZD	Buy	05/18/17	BCLY	62,752	61,765	(987)
NZD	Buy	09/19/17	UBS	1,017,772	971,773	(45,999)
NZD	Sell	05/18/17	UBS	1,020,952	974,510	46,442
PLN	Buy	05/18/17	JPM	2,768,647	2,854,008	85,361
PLN	Buy	05/18/17	CBK	1,355,986	1,424,131	68,145
PLN	Sell	05/18/17	BCLY	1,365,204	1,424,131	(58,927)
PLN	Sell	09/19/17	CBK	1,366,881	1,434,849	(67,968)
PLN	Sell	09/19/17	CBK	1,354,986	1,423,233	(68,247)
TRY	Buy	05/18/17	CBK	1,063,689	1,126,512	62,823
TRY	Buy	09/19/17	BCLY	659,608	693,636	34,028
TRY	Buy	09/19/17	BCLY	483,771	513,745	29,974
TRY	Buy	09/19/17	CBK	178,276	189,274	10,998
TRY	Sell	05/18/17	SSG	79,855	82,811	(2,956)
TRY	Sell	05/18/17	JPM	168,253	175,033	(6,780)
TRY	Sell	05/18/17	BCLY	170,363	177,273	(6,910)
TRY	Sell	05/18/17	JPM	170,292	177,273	(6,981)
TRY	Sell	05/18/17	JPM	224,826	232,444	(7,618)
TRY	Sell	05/18/17	JPM	494,307	514,121	(19,814)
TWD	Buy	05/18/17	CBK	7,860,998	8,017,667	156,669
TWD	Buy	05/18/17	UBS	1,388,651	1,403,430	14,779
TWD	Buy	05/18/17	CBK	1,657,415	1,664,725	7,310
TWD	Buy	05/18/17	HSBC	191,932	195,694	3,762
TWD	Buy	09/14/17	MSC	2,906,881	2,951,771	44,890

The accompanying notes are an integral part of these financial statements.

59

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
TWD	Buy	09/14/17	CBK	$2,898,978	$2,942,295	$43,317
TWD	Sell	05/18/17	CBK	149,921	151,248	(1,327)
TWD	Sell	05/18/17	CBK	448,411	455,756	(7,345)
TWD	Sell	05/18/17	CBK	2,217,948	2,254,280	(36,332)
TWD	Sell	05/18/17	CBK	6,788,572	6,906,755	(118,183)
TWD	Sell	09/14/17	CBK	7,890,765	8,062,361	(171,596)
TWD	Sell	09/19/17	CBK	181,269	186,493	(5,224)
ZAR	Buy	05/18/17	BCLY	146,478	149,156	2,678
ZAR	Buy	05/18/17	CBK	80,571	82,036	1,465
ZAR	Buy	05/18/17	BCLY	285,568	285,411	(157)
ZAR	Buy	05/18/17	BCLY	254,636	253,566	(1,070)
ZAR	Buy	09/19/17	CBK	275,995	272,302	(3,693)
ZAR	Buy	09/19/17	SSG	512,541	506,101	(6,440)
ZAR	Sell	05/18/17	CBK	282,026	277,953	4,073
ZAR	Sell	05/18/17	CBK	248,326	246,108	2,218
ZAR	Sell	05/18/17	JPM	248,316	246,108	2,208
ZAR	Sell	09/19/17	BCLY	734,565	731,542	3,023

Total						$264,690

Foreign Cross Currency Contracts Outstanding at April 30, 2017
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation
AUD	1,730,094	UBS	05/18/17	NZD	1,716,921	$13,173
AUD	1,337,055	JPM	05/18/17	EUR	1,417,492	(80,437)
AUD	2,027,940	BCLY	09/19/17	NZD	2,015,676	12,264
CZK	711,670	CBK	11/03/17	EUR	709,847	1,824
CZK	258,862	UBS	11/03/17	EUR	257,716	1,146
CZK	334,858	CBK	11/03/17	EUR	333,801	1,057
CZK	1,403,334	JPM	11/03/17	EUR	1,404,442	(1,108)
CZK	410,584	CBK	11/06/17	EUR	410,875	(291)
CZK	2,440,296	JPM	11/06/17	EUR	2,442,028	(1,732)
CZK	1,425,524	BCLY	11/09/17	EUR	1,425,357	167
EUR	1,402,775	JPM	05/18/17	AUD	1,340,498	62,277
EUR	1,174,362	BCLY	05/18/17	CHF	1,160,880	13,482
EUR	1,185,457	BCLY	05/18/17	GBP	1,205,562	(20,104)
NOK	624,188	JPM	05/18/17	EUR	659,792	(35,603)
NOK	707,611	BCLY	05/18/17	EUR	748,093	(40,482)
NOK	1,697,119	UBS	09/19/17	EUR	1,778,700	(81,581)
NZD	288,235	JPM	05/18/17	AUD	292,881	(4,645)
NZD	686,274	JPM	05/18/17	AUD	696,753	(10,479)
NZD	1,698,666	BCLY	05/18/17	AUD	1,726,823	(28,157)
NZD	492,782	JPM	09/14/17	AUD	502,812	(10,030)
NZD	493,209	UBS	09/19/17	AUD	500,248	(7,039)

Total						$(216,298)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

60

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
EONIA	Euro OverNight Index Average

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
HICP	Harmonised Index of Consumer Prices
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

The accompanying notes are an integral part of these financial statements.

61

Hartford Schroders Global Strategic Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$5,905,103	$—	$5,905,103	$—
Corporate Bonds	24,924,264	—	24,924,264	—
Foreign Government Obligations	6,922,237	—	6,922,237	—
U.S. Government Agencies	382,961	—	382,961	—
U.S. Government Securities	12,438,076	—	12,438,076	—
Convertible Bonds	424,129	—	424,129	—
Short-Term Investments	3,838,197	3,329,168	509,029	—
Purchased Options	226,313	—	226,313	—
Foreign Currency Contracts(2)	4,213,855	—	4,213,855	—
Futures Contracts(2)	130,641	130,641	—	—
Swaps - Interest Rate(2)	269,393	—	269,393	—

Total	$59,675,169	$3,459,809	$56,215,360	$—

Liabilities
Foreign Currency Contracts(2)	$(4,165,463)	$—	$(4,165,463)	$—
Futures Contracts(2)	(402,098)	(402,098)	—	—
Swaps - Credit Default(2)	(53,811)	—	(53,811)	—
Swaps - Interest Rate(2)	(391,680)	—	(391,680)	—
Written Options	(74,232)	—	(74,232)	—

Total	$(5,087,284)	$(402,098)	$(4,685,186)	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The accompanying notes are an integral part of these financial statements.

62

Hartford Schroders Income Builder Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 25.7%
		Agriculture - 0.1%
$	23,000	Alliance One International, Inc. 9.88%, 07/15/2021	$19,861

		Airlines - 0.1%
	35,000	Aircastle Ltd. 5.00%, 04/01/2023	37,363

		Apparel - 0.0%
	10,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	9,950

		Auto Parts & Equipment - 0.9%
		American Axle & Manufacturing, Inc.
	15,000	6.25%, 04/01/2025(1)	14,925
	10,000	6.50%, 04/01/2027(1)	9,925
	50,000	Meritor, Inc. 6.25%, 02/15/2024	51,875
	150,000	ZF North America Capital, Inc. 4.75%, 04/29/2025(1)	156,010

			232,735

		Commercial Banks - 1.0%
	100,000	Bank of America Corp. 5.20%, 06/01/2023(2)(3)	100,380
	50,000	Citigroup, Inc. 5.35%, 05/15/2023(2)(3)	50,563
	50,000	Goldman Sachs Group, Inc. 5.38%, 05/10/2020(2)(3)	51,837
	20,000	JPMorgan Chase & Co. 5.30%, 05/01/2020(2)(3)	20,851
	30,000	Morgan Stanley 5.55%, 07/15/2020(2)(3)	31,406

			255,037

		Commercial Services - 0.4%
	42,000	Ahern Rentals, Inc. 7.38%, 05/15/2023(1)	36,120
	50,436	ENA Norte Trust 4.95%, 04/25/2028(4)	51,949
	30,000	Team Health Holdings, Inc. 6.38%, 02/01/2025(1)	29,287

			117,356

		Construction Materials - 0.5%
	75,000	NCI Building Systems, Inc. 8.25%, 01/15/2023(1)	81,750
		Standard Industries, Inc.
	25,000	5.50%, 02/15/2023(1)	26,000
	32,000	6.00%, 10/15/2025(1)	34,160

			141,910

		Distribution/Wholesale - 0.0%
	10,000	HD Supply, Inc. 5.75%, 04/15/2024(1)	10,625

		Diversified Financial Services - 0.2%
	8,000	Alliance Data Systems Corp. 5.38%, 08/01/2022(1)	8,050
	20,000	Ally Financial, Inc. 5.75%, 11/20/2025	20,475
	20,000	American Express Co. 4.90%, 03/15/2020(2)(3)	20,325

			48,850

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 25.7% - (continued)
		Electric - 1.3%
$	30,000	Calpine Corp. 5.75%, 01/15/2025	$29,025
	30,000	Dynegy, Inc. 7.63%, 11/01/2024	27,450
		Empresas Publicas de Medellin ESP
COP	56,000,000	7.63%, 09/10/2024(4)	18,841
	42,000,000	7.63%, 09/10/2024(1)	14,130
$	200,000	Eskom Holdings SOC Ltd. 7.13%, 02/11/2025(4)	205,697
	45,000	NRG Energy, Inc. 7.25%, 05/15/2026	46,012

			341,155

		Engineering & Construction - 0.2%
	30,000	SBA Communications Corp. 4.88%, 09/01/2024(1)	30,263
	20,000	Tutor Perini Corp. 6.88%, 05/01/2025(1)	21,000

			51,263

		Entertainment - 0.7%
	30,000	Eagle II Acquisition Co. LLC 6.00%, 04/01/2025(1)	31,013
	30,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	31,650
	40,000	International Game Technology 7.50%, 06/15/2019	43,950
		Scientific Games International, Inc.
	65,000	7.00%, 01/01/2022(1)	69,590
	15,000	10.00%, 12/01/2022	16,275

			192,478

		Environmental Control - 0.2%
	40,000	Advanced Disposal Services, Inc. 5.63%, 11/15/2024(1)	41,150

		Food - 0.5%
	35,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC 6.63%, 06/15/2024(1)	35,787
	50,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	49,750
	40,000	SuperValu, Inc. 7.75%, 11/15/2022	40,900

			126,437

		Gas - 0.1%
	20,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.75%, 05/20/2027	20,050

		Healthcare-Services - 2.0%
	60,000	Acadia Healthcare Co., Inc. 5.63%, 02/15/2023	62,084
	40,000	CHS/Community Health Systems, Inc. 8.00%, 11/15/2019	38,926
	25,000	Community Health Systems, Inc. 6.25%, 03/31/2023	25,438
	100,000	DaVita, Inc. 5.13%, 07/15/2024	102,813
		HCA, Inc.
	45,000	4.50%, 02/15/2027	45,427
	68,000	5.25%, 04/15/2025	73,079

The accompanying notes are an integral part of these financial statements.

63

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 25.7% - (continued)
		Healthcare-Services - 2.0% - (continued)
$	50,000	HealthSouth Corp. 5.13%, 03/15/2023	$50,187
	40,000	LifePoint Health, Inc. 5.38%, 05/01/2024(1)	40,400
	50,000	Select Medical Corp. 6.38%, 06/01/2021	51,125
	35,000	Tenet Healthcare Corp. 6.75%, 06/15/2023	33,425

			522,904

		Holding Companies-Diversified - 0.0%
	7,000	PetSmart, Inc. 7.13%, 03/15/2023(1)	6,396

		Internet - 0.2%
	35,000	Netflix, Inc. 4.38%, 11/15/2026(1)	34,475
	10,000	Symantec Corp. 5.00%, 04/15/2025(1)	10,338

			44,813

		Iron/Steel - 0.4%
	35,000	AK Steel Corp. 7.00%, 03/15/2027	34,606
	55,000	ArcelorMittal 6.13%, 06/01/2025	61,727
		United States Steel Corp.
	1,000	7.38%, 04/01/2020	1,075
	15,000	8.38%, 07/01/2021(1)	16,519

			113,927

		IT Services - 0.1%
	35,000	EMC Corp. 3.38%, 06/01/2023	33,733

		Lodging - 0.6%
	50,000	Boyd Gaming Corp. 6.88%, 05/15/2023	53,812
	30,000	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.00%, 10/01/2020	31,273
	40,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	41,800
	35,000	MGM Resorts International 4.63%, 09/01/2026	34,913

			161,798

		Machinery - Construction & Mining - 0.2%
	45,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, 03/15/2024(1)	47,025

		Media - 2.5%
	200,000	Altice Luxembourg S.A. 7.75%, 05/15/2022(1)	212,526
		CCO Holdings LLC / CCO Holdings Capital Corp.
	60,000	5.13%, 05/01/2023(1)	62,625
	50,000	5.88%, 04/01/2024(1)	53,562
		DISH DBS Corp.
	75,000	5.88%, 11/15/2024	78,750
	20,000	7.75%, 07/01/2026	23,425
	20,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(1)	19,850

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 25.7% - (continued)
		Media - 2.5% - (continued)
		Sirius XM Radio, Inc.
$	45,000	5.38%, 04/15/2025(1)	$46,181
	10,000	5.38%, 07/15/2026(1)	10,238
	150,000	WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.13%, 09/01/2020(1)	154,500

			661,657

		Metal Fabricate/Hardware - 0.2%
	10,000	Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.38%, 12/15/2023(1)	10,668
	30,000	Novelis Corp. 5.88%, 09/30/2026(1)	30,825

			41,493

		Mining - 1.6%
	250,000	Constellium N.V. 5.75%, 05/15/2024(1)	234,375
	100,000	Corp. Nacional del Cobre de Chile 5.63%, 09/21/2035	111,666
		HudBay Minerals, Inc.
	25,000	7.25%, 01/15/2023(1)	26,594
	11,000	7.63%, 01/15/2025(1)	11,784
		Teck Resources Ltd.
	25,000	5.40%, 02/01/2043	24,312
	22,000	6.25%, 07/15/2041	23,320

			432,051

		Oil & Gas - 4.0%
	10,000	Alta Mesa Holdings L.P. / Alta Mesa Finance Services Corp. 7.88%, 12/15/2024(1)	10,500
	100,000	Chesapeake Energy Corp. 5.38%, 06/15/2021	94,500
	30,000	Continental Resources, Inc. 5.00%, 09/15/2022	30,262
		Endeavor Energy Resources L.P. / EER Finance, Inc.
	20,000	7.00%, 08/15/2021(1)	20,800
	25,000	8.13%, 09/15/2023(1)	26,625
		EP Energy LLC / Everest Acquisition Finance, Inc.
	10,000	8.00%, 11/29/2024(1)	10,463
	12,000	8.00%, 02/15/2025(1)	10,710
	100,000	EV Energy Partners L.P. / EV Energy Finance Corp. 8.00%, 04/15/2019	73,125
	19,000	Halcon Resources Corp. 12.00%, 02/15/2022(1)	22,111
	75,000	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, 04/01/2022	63,000
	21,000	Murphy Oil Corp. 6.88%, 08/15/2024	22,365
	100,000	Oasis Petroleum, Inc. 6.88%, 03/15/2022	101,250
		Petroleos Mexicanos
	85,000	4.25%, 01/15/2025	82,663
	65,000	5.38%, 03/13/2022(1)	68,331
	75,000	5.50%, 06/27/2044	65,812
	25,000	6.50%, 03/13/2027(4)	27,063
	30,000	6.50%, 03/13/2027(1)	32,475

The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 25.7% - (continued)
		Oil & Gas - 4.0% - (continued)
$	33,000	6.63%, 06/15/2035	$34,320
MXN	430,000	7.65%, 11/24/2021(1)	21,613
$	200,000	Sinopec Group Overseas Development 2016 Ltd. 2.75%, 09/29/2026(4)	185,617
	20,000	SM Energy Co. 6.75%, 09/15/2026	20,150
	30,000	Whiting Petroleum Corp. 5.75%, 03/15/2021	29,850

			1,053,605

		Packaging & Containers - 0.4%
		BWAY Holding Co.
	25,000	5.50%, 04/15/2024(1)	25,281
	15,000	7.25%, 04/15/2025(1)	14,981
	25,000	Multi-Color Corp. 6.13%, 12/01/2022(1)	26,063
	30,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.00%, 07/15/2024(1)	32,288

			98,613

		Pharmaceuticals - 0.3%
	25,000	inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50%, 10/01/2024(1)	25,813
	30,000	NBTY, Inc. 7.63%, 05/15/2021(1)	31,875
		Valeant Pharmaceuticals International, Inc.
	25,000	6.13%, 04/15/2025(1)	18,456
	5,000	6.50%, 03/15/2022(1)	5,119
	5,000	7.00%, 03/15/2024(1)	5,100

			86,363

		Pipelines - 0.9%
	40,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.25%, 04/01/2023	41,750
	100,000	Energy Transfer Equity L.P. 5.88%, 01/15/2024	107,750
	50,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	54,500
	10,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.38%, 05/01/2024	10,925
	30,000	Williams Cos., Inc. 5.75%, 06/24/2044	31,050

			245,975

		Real Estate Investment Trusts - 0.3%
		CyrusOne L.P. / CyrusOne Finance Corp.
	10,000	5.00%, 03/15/2024(1)	10,275
	10,000	5.38%, 03/15/2027(1)	10,300
	33,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.50%, 09/01/2026	32,876
		MPT Operating Partnership L.P. / MPT Finance Corp.
	3,000	5.50%, 05/01/2024	3,158
	25,000	6.38%, 03/01/2024	27,062

			83,671

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 25.7% - (continued)
		Retail - 1.3%
$	30,000	Dollar Tree, Inc. 5.75%, 03/01/2023	$31,830
	100,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.75%, 01/15/2022	96,250
	50,000	JC Penney Corp., Inc. 6.38%, 10/15/2036	38,250
	50,000	L Brands, Inc. 6.75%, 07/01/2036	48,437
	40,000	Landry’s, Inc. 6.75%, 10/15/2024(1)	41,900
	40,000	Men’s Wearhouse, Inc. 7.00%, 07/01/2022	34,800
	50,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.50%, 06/01/2024	49,625

			341,092

		Semiconductors - 0.1%
	20,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	20,425

		Software - 0.6%
		First Data Corp.
	50,000	5.38%, 08/15/2023(1)	52,000
	40,000	7.00%, 12/01/2023(1)	42,888
	50,000	Infor U.S., Inc. 6.50%, 05/15/2022	52,000
	20,000	MSCI, Inc. 4.75%, 08/01/2026(1)	20,550

			167,438

		Telecommunications - 3.8%
		CommScope Technologies LLC
	10,000	5.00%, 03/15/2027(1)	10,088
	80,000	6.00%, 06/15/2025(1)	85,300
	46,000	Frontier Communications Corp. 6.25%, 09/15/2021	42,665
	25,000	GCI, Inc. 6.88%, 04/15/2025	26,875
	200,000	Koninklijke KPN N.V. 7.00%, 03/28/2073(1)(2)	218,400
	150,000	Qualitytech LP/QTS Finance Corp. 5.88%, 08/01/2022	154,500
	30,000	Radiate Holdco LLC / Radiate Finance, Inc. 6.63%, 02/15/2025(1)	29,925
		Sprint Corp.
	100,000	7.25%, 09/15/2021	109,375
	15,000	7.88%, 09/15/2023	16,838
		T-Mobile USA, Inc.
	75,000	6.38%, 03/01/2025	81,961
	15,000	6.50%, 01/15/2026	16,631
	200,000	Wind Acquisition Finance S.A. 7.38%, 04/23/2021(1)	208,000

			1,000,558

		Total Corporate Bonds (cost $6,699,722)	$6,809,757

The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 21.8%
		Argentina - 1.6%
		Argentine Bonos del Tesoro
ARS	175,000	15.50%, 10/17/2026	$12,529
	170,000	18.20%, 10/03/2021	12,045
	505,000	21.20%, 09/19/2018	33,491
$	160,000	Argentine Republic Government International Bond 7.50%, 04/22/2026	175,280
	30,000	Provincia de Buenos Aires 6.50%, 02/15/2023(1)	30,951
	150,000	Provincia de Cordoba 7.13%, 06/10/2021(4)	159,085

			423,381

		Brazil - 2.2%
		Brazil Notas do Tesouro Nacional
BRL	355,000	10.00%, 01/01/2019	113,006
	420,000	10.00%, 01/01/2021	132,691
	325,000	10.00%, 01/01/2023	101,861
	195,000	10.00%, 01/01/2025	60,700
$	200,000	Brazilian Government International Bond 2.63%, 01/05/2023	186,750

			595,008

		Canada - 0.2%
		Canadian Government Bond
CAD	48,000	0.75%, 03/01/2021	34,961
	3,000	2.75%, 12/01/2048	2,492
	11,000	5.75%, 06/01/2029	11,577

			49,030

		Colombia - 1.5%
		Colombia Government International Bond
$	200,000	2.63%, 03/15/2023	193,600
COP	453,000,000	4.38%, 03/21/2023	143,830
	100,000,000	7.75%, 04/14/2021	36,560
	68,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(4)	17,730

			391,720

		Dominican Republic - 0.4%
$	100,000	Dominican Republic International Bond 5.50%, 01/27/2025(4)	103,665

		Ecuador - 0.8%
	200,000	Ecuador Government International Bond 10.75%, 03/28/2022(4)	217,000

		El Salvador - 0.2%
	60,000	El Salvador Government International Bond 5.88%, 01/30/2025(4)	53,700

		France - 0.2%
		France Government Bond OAT
EUR	13,000	1.25%, 05/25/2036(1)(4)	13,565
	5,339	4.00%, 04/25/2055(4)	9,002
	22,000	French Republic Government Bond OAT 0.25%, 11/25/2026(4)	22,813

			45,380

		Germany - 0.1%
		Bundesrepublik Deutschland
	5,000	2.50%, 08/15/2046(4)	7,353
	4,000	4.00%, 01/04/2037(4)	6,873

			14,226

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 21.8% - (continued)
		Ghana - 0.8%
$	200,000	Ghana Government International Bond 9.25%, 09/15/2022(4)	$211,920

		Hungary - 0.7%
		Hungary Government Bond
HUF	7,980,000	2.50%, 06/22/2018	28,490
	7,570,000	2.50%, 10/27/2021	27,401
	8,490,000	3.00%, 06/26/2024	29,786
	9,910,000	3.50%, 06/24/2020	37,363
	8,220,000	5.50%, 06/24/2025	33,579
$	26,000	Hungary Government International Bond 5.38%, 02/21/2023	28,850

			185,469

		Indonesia - 2.1%
		Indonesia Treasury Bond
IDR	970,000,000	5.63%, 05/15/2023	67,682
	2,497,000,000	6.13%, 05/15/2028	170,835
	1,988,000,000	7.00%, 05/15/2027	148,701
	483,000,000	7.88%, 04/15/2019	37,143
	324,000,000	8.25%, 07/15/2021	25,584
	523,000,000	8.38%, 03/15/2024	42,098
	713,000,000	8.38%, 03/15/2034	56,755

			548,798

		Italy - 0.2%
		Italy Buoni Poliennali Del Tesoro
EUR	14,000	0.35%, 11/01/2021	14,953
	6,000	1.60%, 06/01/2026	6,283
	12,000	2.50%, 12/01/2024	13,701
	6,000	4.75%, 09/01/2044(1)(4)	8,180
	19,000	5.00%, 08/01/2034(4)	26,663

			69,780

		Lebanon - 0.3%
		Lebanon Government International Bond
$	40,000	6.10%, 10/04/2022(4)	41,035
	50,000	6.65%, 04/22/2024(4)	51,646

			92,681

		Malaysia - 0.9%
		Malaysia Government Bond
MYR	155,000	3.42%, 08/15/2022	35,054
	35,000	3.49%, 03/31/2020	8,048
	215,000	3.65%, 10/31/2019	49,764
	330,000	4.18%, 07/15/2024	77,167
	220,000	4.24%, 02/07/2018	51,081
	135,000	4.25%, 05/31/2035	30,035

			251,149

		Mexico - 1.3%
		Mexican Bonos
MXN	1,050,000	5.75%, 03/05/2026	50,664
	345,000	6.50%, 06/10/2021	17,966
	585,000	7.50%, 06/03/2027	31,672
	1,260,000	7.75%, 05/29/2031	68,704
	330,000	7.75%, 11/23/2034	17,908
		Mexico Government International Bond
$	20,000	4.00%, 10/02/2023	20,761
	140,000	4.75%, 03/08/2044	138,110

			345,785

The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 21.8% - (continued)
		Peru - 0.5%
PEN	290,000	Peru Government Bond 6.95%, 08/12/2031	$96,555
$	35,000	Peruvian Government International Bond 4.13%, 08/25/2027	37,992

			134,547

		Poland - 1.2%
		Poland Government Bond
PLN	110,000	2.50%, 07/25/2018	28,631
	320,000	5.25%, 10/25/2020	90,080
		Republic of Poland Government Bond
	125,000	0.00%, 10/25/2018	31,360
	135,000	2.50%, 07/25/2026	32,560
	360,000	3.25%, 07/25/2019	95,095
	200,000	4.00%, 10/25/2023	54,362

			332,088

		Romania - 0.4%
		Romania Government Bond
RON	115,000	2.50%, 04/29/2019	28,040
	60,000	3.25%, 03/22/2021	14,760
	95,000	4.75%, 02/24/2025	24,472
	110,000	5.75%, 04/29/2020	29,150

			96,422

		Russia - 1.0%
		Russian Federal Bond - OFZ
RUB	6,310,000	6.40%, 05/27/2020	106,518
	4,375,000	6.70%, 05/15/2019	75,014
	4,475,000	7.75%, 09/16/2026	79,432

			260,964

		South Africa - 1.1%
		Republic of South Africa Government Bond
ZAR	2,640,000	6.25%, 03/31/2036	142,638
	2,535,000	6.50%, 02/28/2041	135,326
	90,000	7.00%, 02/28/2031	5,611

			283,575

		Thailand - 0.1%
THB	805,000	Thailand Government Bond 3.63%, 06/16/2023	24,909

		Turkey - 3.2%
		Turkey Government Bond
TRY	415,000	7.40%, 02/05/2020	107,549
	270,000	8.00%, 03/12/2025	67,197
	420,000	8.50%, 09/14/2022	109,288
	270,000	8.80%, 11/14/2018	73,640
	285,000	9.50%, 01/12/2022	77,269
	290,000	10.40%, 03/20/2024	82,053
	370,000	10.50%, 01/15/2020	103,751
	100,000	10.70%, 02/17/2021	28,182
$	200,000	Turkey Government International Bond 4.25%, 04/14/2026	189,993

			838,922

		Ukraine - 0.4%
	100,000	Ukraine Government International Bond 7.75%, 09/01/2023(4)	96,570

		United Kingdom - 0.4%
		United Kingdom Gilt
GBP	2,000	2.75%, 09/07/2024(4)	2,960
	1,000	4.25%, 12/07/2040(4)	1,925

Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 21.8% - (continued)
		United Kingdom - 0.4% - (continued)
GBP	9,425	4.25%, 12/07/2046(4)	$19,284
	8,619	4.25%, 12/07/2055(4)	19,658
	6,586	4.50%, 09/07/2034(4)	12,299
	21,997	4.75%, 12/07/2030(4)	40,577

			96,703

		Total Foreign Government Obligations (cost $5,676,558)	$5,763,392

U.S. GOVERNMENT SECURITIES - 3.0%
		U.S. Treasury Securities - 3.0%
		U.S. Treasury Bonds - 0.5%
$	13,000	2.50%, 05/15/2046	$11,807
	56,500	3.13%, 08/15/2044	58,391
	15,100	4.50%, 02/15/2036	19,367
	30,400	5.25%, 02/15/2029	39,349

			128,914

		U.S. Treasury Notes - 2.5%
	68,000	0.75%, 10/31/2018	67,530
	59,400	1.25%, 02/29/2020	59,108
	62,000	1.25%, 10/31/2021	60,605
	66,100	1.38%, 09/30/2018	66,252
	5,600	1.50%, 08/31/2018	5,622
	70,300	1.63%, 11/15/2022	69,210
	67,600	1.75%, 09/30/2019	68,255
	73,400	2.00%, 11/15/2021	74,140
	66,200	2.13%, 08/15/2021	67,278
	48,400	2.13%, 05/15/2025	48,103
	71,500	2.38%, 12/31/2020	73,430

			659,533

			788,447

		Total U.S. Government Securities (cost $781,149)	$788,447

COMMON STOCKS - 33.2%
		Automobiles & Components - 0.8%
	63	Continental AG	$14,112
	799	Daimler AG	59,537
	1,559	General Motors Co.	54,004
	303	Magna International, Inc.	12,657
	3,000	Nissan Motor Co., Ltd.	28,576
	892	Schaeffler AG (Preference Shares)	15,385
	400	Subaru Corp.	15,165

			199,436

		Banks - 2.3%
	211,000	Agricultural Bank of China Ltd. Class H	97,269
	27,000	Bank of China Ltd. Class H	13,060
	168	Bank of Montreal	11,896
	252	Bank of Nova Scotia	14,008
	1,455	Bank of Queensland Ltd.	13,018
	6,498	Barclays Africa Group Ltd.	71,368
	219	BNP Paribas S.A.	15,456
	1,346	Canadian Imperial Bank of Commerce	108,711
	185,000	China Construction Bank Corp. Class H	150,158
	406	Erste Group Bank AG	14,536

The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 33.2% - (continued)
	Banks - 2.3% - (continued)
33,000	Industrial & Commercial Bank of China Ltd. Class H	$21,512
847	ING Groep N.V.	13,806
5,224	Intesa Sanpaolo S.p.A.	15,249
2,800	Public Bank Bhd	12,868
215	Royal Bank of Canada	14,722
248	Toronto-Dominion Bank	11,669

		599,306

	Capital Goods - 1.8%
452	3M Co.	88,515
4,535	ABB Ltd.	111,127
85	Cummins, Inc.	12,830
177	Geberit AG	80,625
84	Rockwell Automation, Inc.	13,217
69	Schindler Holding AG	14,100
1,629	Vinci S.A.	138,853
211	Wolseley plc	13,411
52	WW Grainger, Inc.	10,020

		482,698

	Commercial & Professional Services - 0.5%
186	Adecco Group AG	13,820
2,743	Experian plc	59,009
500	Park24 Co., Ltd.	12,901
768	RELX N.V.	14,841
314	Robert Half International, Inc.	14,460
178	Waste Management, Inc.	12,955

		127,986

	Consumer Durables & Apparel - 0.4%
1,994	Barratt Developments plc	14,962
2,451	Persimmon plc	73,954
5,595	Taylor Wimpey plc	14,493

		103,409

	Consumer Services - 0.6%
682	Compass Group plc	13,770
159	Darden Restaurants, Inc.	13,545
590	Flight Centre Travel Group Ltd.	13,878
103	McDonald’s Corp.	14,413
1,538	Starbucks Corp.	92,372

		147,978

	Diversified Financials - 0.8%
6,460	3i Group plc	66,390
170	American Express Co.	13,473
33,000	China Huarong Asset Management Co. Ltd.*(1)	13,888
294	Eaton Vance Corp.	12,621
3,800	FirstRand Ltd.	14,177
346	Investor AB Class B	15,809
267	Julius Baer Group Ltd.*	13,923
422	MSCI, Inc.	42,335
2,580	RMB Holdings Ltd.	11,833
180	T Rowe Price Group, Inc.	12,760

		217,209

	Energy - 2.1%
294	Enbridge, Inc.	12,186
8,000	Formosa Petrochemical Corp.	27,964
2,067	Lukoil PJSC ADR	102,599
1,961	Neste Oyj	79,909
530	Polski Koncern Naftowy Orlen S.A.	15,839
361	Tatneft PJSC ADR	14,130

Shares or Principal Amount		Market Value†
COMMON STOCKS - 33.2% - (continued)
	Energy - 2.1% - (continued)
3,899	Total S.A.	$200,148
1,682	Valero Energy Corp.	108,674

		561,449

	Food & Staples Retailing - 0.9%
1,240	BIM Birlesik Magazalar AS	20,255
270	Colruyt S.A.	13,874
77	Costco Wholesale Corp.	13,669
159	CVS Health Corp.	13,108
2,472	Kroger Co.	73,295
246	Sysco Corp.	13,006
1,228	Wal-Mart Stores, Inc.	92,321

		239,528

	Food, Beverage & Tobacco - 3.5%
542	Coca-Cola HBC AG*	15,037
82	Constellation Brands, Inc. Class A	14,148
3,128	Diageo plc	91,047
909	Dr Pepper Snapple Group, Inc.	83,310
2,007	General Mills, Inc.	115,423
156	Heineken N.V.	13,914
788	Hershey Co.	85,262
771	Hormel Foods Corp.	27,047
400	Japan Tobacco, Inc.	13,310
96	JM Smucker Co.	12,165
700	Kirin Holdings Co., Ltd.	13,627
480	KT&G Corp.	42,806
3,040	Marine Harvest ASA*	50,580
866	McCormick & Co., Inc.	86,513
784	PepsiCo, Inc.	88,811
112	Pernod Ricard S.A.	14,017
1,557	Saputo, Inc.	51,191
400	Suntory Beverage & Food Ltd.	18,022
208	Tyson Foods, Inc. Class A	13,366
78,000	WH Group Ltd.(1)	69,588

		919,184

	Health Care Equipment & Services - 0.0%
158	Cardinal Health, Inc.	11,469

	Household & Personal Products - 1.0%
273	Church & Dwight Co., Inc.	13,521
1,169	Colgate-Palmolive Co.	84,215
155	Estee Lauder Cos., Inc. Class A	13,507
992	Kimberly-Clark Corp.	128,712
147	Reckitt Benckiser Group plc	13,544
272	Unilever N.V.	14,249

		267,748

	Insurance - 2.3%
178	Aflac, Inc.	13,329
917	Allianz SE	174,576
2,845	Assicurazioni Generali S.p.A.	45,065
5,187	AXA S.A.	138,390
474	Baloise Holding AG	69,505
344	FNF Group	14,087
475	Great-West Lifeco, Inc.	12,778
826	Manulife Financial Corp.	14,486
6,103	Medibank Pvt Ltd.	13,286
700	MS&AD Insurance Group Holdings, Inc.	22,823
68	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,037
2,676	Power Corp. of Canada	62,006

The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 33.2% - (continued)
	Insurance - 2.3% - (continued)
116	Prudential Financial, Inc.	$12,415

		605,783

	Materials - 1.1%
92	Air Products & Chemicals, Inc.	12,926
168	Avery Dennison Corp.	13,979
184	Covestro AG(1)	14,339
1,300	LyondellBasell Industries N.V. Class A	110,188
1,700	Mitsubishi Chemical Holdings Corp.	13,306
568	Mondi plc	14,695
109	Praxair, Inc.	13,623
2	Sika AG	12,765
22,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	12,293
1,161	Stora Enso Oyj Class R	13,779
2,541	UPM-Kymmene Oyj	66,947

		298,840

	Media - 0.4%
151	Omnicom Group, Inc.	12,400
585	SES S.A.	12,786
16,615	Sirius XM Holdings, Inc.	82,245

		107,431

	Pharmaceuticals, Biotechnology & Life Sciences - 3.5%
477	Agilent Technologies, Inc.	26,259
482	Amgen, Inc.	78,720
6,400	Astellas Pharma, Inc.	84,397
766	Bayer AG	94,780
1,487	Bristol-Myers Squibb Co.	83,346
927	CSL Ltd.	91,921
72	Galenica AG	78,234
1,230	Gilead Sciences, Inc.	84,316
691	Johnson & Johnson	85,318
478	Lonza Group AG*	97,804
788	Merck KGaA	92,568
600	Mitsubishi Tanabe Pharma Corp.	12,188
300	Shionogi & Co., Ltd.	15,449
86	Thermo Fisher Scientific, Inc.	14,218

		939,518

	Real Estate - 0.1%
3,000	Wheelock & Co., Ltd.	23,368

	Retailing - 1.2%
840	Best Buy Co., Inc.	43,520
96	Home Depot, Inc.	14,986
1,127	Ross Stores, Inc.	73,255
1,558	Target Corp.	87,014
1,093	TJX Cos., Inc.	85,954

		304,729

	Semiconductors & Semiconductor Equipment - 2.1%
6,017	Intel Corp.	217,514
223	QUALCOMM, Inc.	11,984
35,000	Taiwan Semiconductor Manufacturing Co., Ltd.	225,466
1,081	Texas Instruments, Inc.	85,594
225	Xilinx, Inc.	14,200

		554,758

	Software & Services - 0.7%
691	Accenture plc Class A	83,818
773	Mastercard, Inc. Class A	89,916
200	Oracle Corp. Japan	11,523

		185,257

Shares or Principal Amount		Market Value†
COMMON STOCKS - 33.2% - (continued)
	Technology Hardware & Equipment - 1.0%
93	Apple, Inc.	$13,359
378	Cisco Systems, Inc.	12,879
25,500	Hon Hai Precision Industry Co., Ltd.	83,466
6,628	HP, Inc.	124,739
18,000	Micro-Star International Co., Ltd.	36,053

		270,496

	Telecommunication Services - 2.5%
3,083	AT&T, Inc.	122,179
2,140	BCE, Inc.	97,433
29,716	BT Group plc	117,228
38,000	China Telecom Corp. Ltd. Class H	18,536
1,005	Elisa Oyj	34,177
10,000	HKT Trust & HKT Ltd. UNIT	12,792
300	Nippon Telegraph & Telephone Corp.	12,857
15,000	StarHub Ltd.	29,911
222	Swisscom AG	96,810
42,400	Telekomunikasi Indonesia Persero Tbk PT	13,987
2,502	Telkom S.A. SOC Ltd.	14,001
29,087	Telstra Corp. Ltd.	91,902
244	Verizon Communications, Inc.	11,202

		673,015

	Transportation - 1.0%
1,082	CH Robinson Worldwide, Inc.	78,661
270	Delta Air Lines, Inc.	12,269
2,700	Japan Airlines Co., Ltd.	85,270
23,932	Qantas Airways Ltd.	75,861

		252,061

	Utilities - 2.6%
330	Ameren Corp.	18,048
33,000	China Power International Development Ltd.	12,293
20,000	China Resources Power Holdings Co., Ltd.	36,008
1,500	CLP Holdings Ltd.	15,819
313	CMS Energy Corp.	14,210
181	Dominion Resources, Inc.	14,015
128	DTE Energy Co.	13,388
165	Edison International	13,195
3,439	Endesa S.A.	80,999
223	Eversource Energy	13,246
14,000	HK Electric Investments & HK Electric Investments Ltd. UNIT(1)	12,378
86,000	Huaneng Power International, Inc. Class H	59,280
742	Hydro One Ltd.(1)	13,067
2,011	Iberdrola S.A.	14,457
10,935	National Grid plc	141,589
102	NextEra Energy, Inc.	13,623
3,000	Osaka Gas Co., Ltd.	11,230
357	PPL Corp.	13,605
251	Southern Co.	12,500
13,400	Tenaga Nasional Bhd	43,023
1,000	Tohoku Electric Power Co., Inc.	13,332
19,000	Tokyo Gas Co., Ltd.	88,215
206	WEC Energy Group, Inc.	12,467
311	Xcel Energy, Inc.	14,011

		693,998

	Total Common Stocks (cost $8,165,614)	$8,786,654

The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
EXCHANGE TRADED FUNDS - 2.0%
	Other Investment Pools & Funds - 2.0%
4,562	iShares iBoxx $ Investment Grade Corporate Bond ETF	$542,832

	Total Exchange Traded Funds (cost $549,424)	$542,832

PREFERRED STOCKS - 0.1%
	Banks - 0.1%
800	KeyCorp Series E 6.13%(2)(3)	$22,496

	Total Preferred Stocks (cost $20,000)	$22,496

CLOSED END FUNDS - 2.2%
	Other Investment Pools & Funds - 2.2%
32,080	3i Infrastructure plc	$80,856
56,859	BBGI SICAV SA	106,047
46,819	GCP Infrastructure Investments Ltd.	77,741
48,392	HICL Infrastructure Co., Ltd.	109,248
58,705	International Public Partnerships Ltd.	105,561
76,706	Starwood European Real Estate Finance Ltd.	109,781

		589,234

	Total Closed End Funds (cost $639,779)	$589,234

AFFILIATED POOLED INVESTMENT VEHICLES - 2.0%
	International/Global Equity Funds - 2.0%
635,688	Schroder Advanced Beta Global Equity Value Fund, Class X	$523,975

	Total International/Global Equity Funds (cost $502,364)	$523,975

	Total Affiliated Pooled Investment Vehicles (cost $502,364)	$523,975

	Total Long-Term Investments (cost $23,034,610)	$23,826,787

SHORT-TERM INVESTMENTS - 11.4%
	Other Investment Pools & Funds - 6.7%
1,774,425	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$1,774,425

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 11.4% - (continued)
		U.S. Treasury - 4.7%
$	1,236,800	U.S. Treasury Bills 0.78%, 07/20/2017(5)	$1,234,701

		Total Short-Term Investments (cost $3,009,071)	$3,009,126

Total Investments Excluding Purchased Options (cost $26,043,681)	101.4%	$26,835,913

Total Purchased Options (cost $317,012)	0.2%	$51,798

Total Investments (cost $26,360,693)^	101.6%	$26,887,711
Other Assets and Liabilities	(1.6)%	(410,799)

Total Net Assets	100.0%	$26,476,912

The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,177,173
Unrealized Depreciation	(650,155)

Net Unrealized Appreciation	$527,018

*	Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $3,114,777, which represented 11.8% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $1,632,670, which represented 6.2% of total net assets.

(5)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at April 30, 2017
Description	Counter- party	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
DAX Index Future Option	UBS	12,050.00 EUR	05/19/17	EUR	145	$7,580	$45,068	$(37,488)
DAX Index Future Option	CITI	11,100.00 EUR	05/19/17	EUR	145	920	6,134	(5,214)
DAX Index Future Option	CBK	11,800.00 EUR	05/19/17	EUR	145	4,310	31,687	(27,377)
DAX Index Future Option	CBK	11,400.00 EUR	05/19/17	EUR	145	1,804	16,309	(14,505)
DAX Index Future Option	UBS	11,900.00 EUR	06/16/17	EUR	75	6,856	24,082	(17,226)
DAX Index Future Option	JPM	11,650.00 EUR	06/16/17	EUR	105	6,173	45,792	(39,619)
DAX Index Future Option	CITI	10,900.00 EUR	06/16/17	EUR	105	1,476	15,424	(13,948)
Euro STOXX 50 Future Option	JPM	3,300.00 EUR	06/16/17	EUR	370	9,767	65,320	(55,553)
Euro STOXX 50 Future Option	CITI	3,100.00 EUR	06/16/17	EUR	370	2,840	24,237	(21,397)
S&P 500 (E-Mini) Future Option	CITI	2,175.00 USD	06/16/17	USD	600	2,609	11,460	(8,851)
S&P 500 (E-Mini) Future Option	JPM	2,300.00 USD	06/16/17	USD	600	7,463	31,500	(24,037)

Total Puts					2,805	$51,798	$317,013	$(265,215)

Total purchased option contracts					2,805	$51,798	$317,013	$(265,215)

The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2017 - (continued)
Description	Counter- party	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Puts
DAX Index Future Option	UBS	11,100.00 EUR	05/19/17	EUR	(145)	$(920)	$(10,268)	$9,348
DAX Index Future Option	CITI	11,400.00 EUR	05/19/17	EUR	(145)	(1,804)	(9,916)	8,112
DAX Index Future Option	CBK	12,050.00 EUR	05/19/17	EUR	(145)	(7,580)	(45,668)	38,088
DAX Index Future Option	UBS	11,800.00 EUR	05/19/17	EUR	(145)	(4,310)	(6,948)	2,638
DAX Index Future Option	JPM	10,900.00 EUR	06/16/17	EUR	(105)	(1,476)	(22,190)	20,714
DAX Index Future Option	UBS	11,650.00 EUR	06/16/17	EUR	(105)	(6,174)	(24,803)	18,629
DAX Index Future Option	CITI	11,900.00 EUR	06/16/17	EUR	(75)	(6,855)	(15,392)	8,537
Euro STOXX 50 Future Option	JPM	3,100.00 EUR	06/16/17	EUR	(370)	(2,840)	(34,121)	31,281
Euro STOXX 50 Future Option	UBS	3,300.00 EUR	06/16/17	EUR	(370)	(9,767)	(32,481)	22,714
S&P 500 (E-Mini) Future Option	JPM	2,175.00 USD	06/16/17	USD	(600)	(2,609)	(15,120)	12,511

Total Puts					(2,205)	$(44,335)	$(216,907)	$172,572

Total written option contracts					(2,205)	$(44,335)	$(216,907)	$172,572

Futures Contracts Outstanding at April 30, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Emerging Market (mini MSCI) Index Future	6	06/16/2017	$293,266	$293,700	$434
Euro STOXX 50 Future	35	06/16/2017	1,299,903	1,337,442	37,539
Hang Seng Index Future	4	05/29/2017	616,032	631,522	15,490
NASDAQ 100 E-MINI Future	2	06/16/2017	215,825	223,220	7,395
Tokyo Price Index Future	2	06/08/2017	273,434	274,501	1,067
U.S. Treasury 10-Year Note Future	8	06/21/2017	1,009,298	1,005,750	(3,548)
XAV Health Care Future	4	06/16/2017	297,533	302,560	5,027

Total					$63,404

Short position contracts:
Euro-BTP Future	1	06/08/2017	$141,924	$143,472	$(1,548)
Euro-Bund Future	4	06/08/2017	700,415	704,907	(4,492)
FTSE 100 Index Future	8	06/16/2017	748,554	742,408	6,146
S&P 500 (E-Mini) Future	18	06/16/2017	2,111,976	2,142,449	(30,473)
U.S. Treasury 10-Year Note Future	1	06/21/2017	124,936	125,719	(783)
U.S. Treasury 5-Year Note Future	1	06/30/2017	117,810	118,406	(596)

Total					$(31,746)

Total futures contracts					$31,658

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
AUD	Sell	05/18/17	JPM	$574,581	$561,410	$13,171
AUD	Sell	05/18/17	CBK	279,405	276,214	3,191
CAD	Buy	05/02/17	JPM	48,939	48,940	1
CAD	Buy	05/02/17	UBS	24,334	23,680	(654)
CAD	Buy	05/18/17	CBK	490,735	480,692	(10,043)
CAD	Sell	05/02/17	JPM	74,344	72,621	1,723
CAD	Sell	05/18/17	ANZ	1,407,529	1,358,541	48,988
CAD	Sell	05/18/17	JPM	257,191	251,337	5,854
CAD	Sell	05/18/17	CBK	120,454	117,974	2,480

The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
CAD	Sell	06/06/17	JPM	$48,962	$48,964	$(2)
CHF	Buy	05/18/17	CBK	355,700	357,209	1,509
CHF	Sell	05/18/17	ANZ	689,989	694,294	(4,305)
COP	Buy	05/18/17	CBK	268,127	265,277	(2,850)
COP	Sell	05/18/17	CBK	261,413	265,278	(3,865)
EUR	Buy	05/02/17	UBS	62,191	63,778	1,587
EUR	Buy	05/02/17	JPM	127,063	126,892	(171)
EUR	Buy	05/18/17	JPM	302,584	310,740	8,156
EUR	Buy	05/18/17	CBK	373,988	380,520	6,532
EUR	Buy	05/18/17	CBK	185,180	188,625	3,445
EUR	Buy	05/18/17	MSC	635,150	635,653	503
EUR	Buy	05/18/17	JPM	598,799	596,402	(2,397)
EUR	Sell	05/02/17	JPM	1,701	1,735	(34)
EUR	Sell	05/02/17	CBK	2,099	2,136	(37)
EUR	Sell	05/02/17	JPM	183,600	186,799	(3,199)
EUR	Sell	05/18/17	CBK	313,368	317,281	(3,913)
EUR	Sell	05/18/17	CBK	270,525	279,121	(8,596)
EUR	Sell	05/18/17	UBS	2,121,283	2,175,178	(53,895)
EUR	Sell	06/06/17	JPM	127,274	127,119	155
EUR	Sell	06/06/17	JPM	1,732	1,731	1
GBP	Buy	05/02/17	UBS	54,954	56,900	1,946
GBP	Buy	05/02/17	JPM	104,563	104,805	242
GBP	Buy	05/18/17	CBK	384,093	395,245	11,152
GBP	Buy	05/18/17	JPM	309,557	309,717	160
GBP	Buy	06/06/17	JPM	6,088	6,112	24
GBP	Sell	05/02/17	UBS	2,039	2,060	(21)
GBP	Sell	05/02/17	JPM	154,207	159,644	(5,437)
GBP	Sell	05/18/17	JPM	76,258	79,048	(2,790)
GBP	Sell	05/18/17	SSG	1,138,372	1,185,734	(47,362)
GBP	Sell	06/06/17	JPM	104,662	104,911	(249)
HKD	Sell	05/18/17	ANZ	511,199	509,824	1,375
HUF	Buy	05/18/17	CBK	97,686	97,444	(242)
HUF	Sell	05/18/17	CBK	95,533	97,445	(1,912)
IDR	Buy	05/18/17	SCB	230,140	231,659	1,519
INR	Buy	05/18/17	JPM	449,706	468,130	18,424
JPY	Buy	05/18/17	SCB	613,792	616,253	2,461
JPY	Sell	05/18/17	UBS	550,546	550,112	434
JPY	Sell	05/18/17	UBS	486,977	486,593	384
JPY	Sell	05/18/17	CBK	127,363	129,660	(2,297)
KRW	Buy	05/18/17	CBK	803,856	785,819	(18,037)
KRW	Sell	05/18/17	SCB	591,842	585,408	6,434
KRW	Sell	05/18/17	CBK	254,228	255,786	(1,558)
KRW	Sell	05/18/17	CBK	276,638	278,640	(2,002)
KRW	Sell	05/18/17	CBK	276,019	278,640	(2,621)
KRW	Sell	05/18/17	CBK	267,055	272,488	(5,433)
MXN	Buy	05/18/17	CBK	127,438	128,123	685
MXN	Buy	05/18/17	CBK	300,825	300,191	(634)
MXN	Sell	05/18/17	CBK	90,948	96,887	(5,939)
MXN	Sell	05/18/17	RBCA	589,025	627,383	(38,358)
MYR	Buy	05/17/17	CBK	258,072	261,228	3,156
MYR	Sell	05/18/17	SCB	254,029	261,215	(7,186)
NOK	Buy	05/18/17	BNP	426,050	414,727	(11,323)
NOK	Sell	05/18/17	CBK	516,795	509,090	7,705
PLN	Sell	05/18/17	BNP	219,310	230,147	(10,837)
RUB	Buy	05/18/17	JPM	396,747	409,610	12,863
RUB	Sell	05/18/17	CBK	141,447	148,383	(6,936)
RUB	Sell	05/18/17	JPM	246,958	261,228	(14,270)
THB	Sell	05/18/17	ANZ	139,037	140,225	(1,188)
TWD	Buy	05/18/17	UBS	529,294	527,378	(1,916)

The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2017 - (continued)
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
TWD	Sell	05/18/17	JPM	$1,485,733	$1,502,531	$(16,798)
ZAR	Buy	05/18/17	SSG	240,507	237,158	(3,349)
ZAR	Buy	05/18/17	CBK	63,864	59,663	(4,201)
ZAR	Sell	05/18/17	JPM	162,433	159,523	2,910
ZAR	Sell	05/18/17	CBK	102,550	100,755	1,795
ZAR	Sell	05/18/17	CBK	237,211	237,159	52
ZAR	Sell	05/18/17	CBK	59,676	59,663	13

Total						$ (135,827)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas Securities Services
CBK	Citibank NA
CITI	Citigroup Global Markets, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBCA	Royal Bank of Canada
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
DAX	Deutscher Aktien Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company

The accompanying notes are an integral part of these financial statements.

74

Hartford Schroders Income Builder Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$6,809,757	$—	$6,809,757	$—
Foreign Government Obligations	5,763,392	—	5,763,392	—
U.S. Government Securities	788,447	—	788,447	—
Common Stocks
Automobiles & Components	199,436	66,661	132,775	—
Banks	599,306	161,006	438,300	—
Capital Goods	482,698	124,582	358,116	—
Commercial & Professional Services	127,986	27,415	100,571	—
Consumer Durables & Apparel	103,409	—	103,409	—
Consumer Services	147,978	120,330	27,648	—
Diversified Financials	217,209	81,189	136,020	—
Energy	561,449	120,860	440,589	—
Food & Staples Retailing	239,528	205,399	34,129	—
Food, Beverage & Tobacco	919,184	577,236	341,948	—
Health Care Equipment & Services	11,469	11,469	—	—
Household & Personal Products	267,748	239,955	27,793	—
Insurance	605,783	129,101	476,682	—
Materials	298,840	150,716	148,124	—
Media	107,431	94,645	12,786	—
Pharmaceuticals, Biotechnology & Life Sciences	939,518	372,177	567,341	—
Real Estate	23,368	—	23,368	—
Retailing	304,729	304,729	—	—
Semiconductors & Semiconductor Equipment	554,758	329,292	225,466	—
Software & Services	185,257	173,734	11,523	—
Technology Hardware & Equipment	270,496	150,977	119,519	—
Telecommunication Services	673,015	257,607	415,408	—
Transportation	252,061	90,930	161,131	—
Utilities	693,998	165,375	528,623	—
Exchange Traded Funds	542,832	542,832	—	—
Preferred Stocks	22,496	22,496	—	—
Closed End Funds	589,234	479,521	109,248	465
Affiliated Investment Companies	523,975	523,975	—	—
Short-Term Investments	3,009,126	1,774,425	1,234,701	—
Purchased Options	51,798	—	51,798	—
Foreign Currency Contracts(2)	171,030	—	171,030	—
Futures Contracts(2)	73,098	73,098	—	—

Total	$27,131,839	$7,371,732	$19,759,642	$465

Liabilities
Foreign Currency Contracts(2)	$(306,857)	$—	$(306,857)	$—
Futures Contracts(2)	(41,440)	(41,440)	—	—
Written Options	(44,335)	—	(44,335)	—

Total	$(392,632)	$(41,440)	$(351,192)	$—

(1)	For the six-month period ended April 30, 2017, investments valued at $101,050 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $191,567 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

75

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6%
	Australia - 4.8%
65,829	Acrux Ltd.*	$13,556
232,903	Adelaide Brighton Ltd.	1,032,569
176,641	Asaleo Care Ltd.	237,040
37,791	Ausdrill Ltd.	38,623
22,416	BGP Holdings plc(1)(2)	336
127,992	BHP Billiton Ltd.	2,278,761
151,829	BHP Billiton plc	2,314,662
79,595	BlueScope Steel Ltd.	695,417
302,951	BWP Trust REIT	662,239
69,442	Cabcharge Australia Ltd.	136,755
18,469	Cedar Woods Properties Ltd.	73,988
183,947	Charter Hall Group REIT(1)(2)	781,411
162,304	Coca-Cola Amatil Ltd.	1,137,493
61,175	Collection House Ltd.	61,828
86,516	Computershare Ltd.	953,757
741,501	Cromwell Property Group REIT	538,434
88,010	CSR Ltd.	322,723
179,983	Downer EDI Ltd.	790,907
7,355	DWS Ltd.	8,558
13,276	Fleetwood Corp. Ltd.*	19,899
37,051	Flight Centre Travel Group Ltd.	871,501
72,632	Folkestone Education Trust REIT	157,737
109,440	Fortescue Metals Group Ltd.	433,782
68,830	GWA Group Ltd.	160,745
71,435	JB Hi-Fi Ltd.	1,319,828
244,870	Karoon Gas Australia Ltd.*	270,570
98,377	MACA Ltd.	122,204
74,290	Macquarie Group Ltd.	5,160,690
222,513	Medusa Mining Ltd.*	63,085
75,096	Mineral Resources Ltd.	600,597
65,739	Monadelphous Group Ltd.	614,631
228,593	Myer Holdings Ltd.	189,935
303,859	OZ Minerals Ltd.	1,613,440
2,646,937	Perseus Mining Ltd.*	584,630
290,815	Ramelius Resources Ltd.*	87,965
690,516	Resolute Mining Ltd.	641,135
85,941	Sandfire Resources NL	372,136
49,338	Seek Ltd.	628,476
337,480	Seven West Media Ltd.	186,746
388,522	Shopping Centres Australasia Property Group REIT	672,109
290,086	Southern Cross Media Group Ltd.	280,373
380,382	St. Barbara Ltd.*	779,671
158,712	Super Retail Group Ltd.	1,120,924
1,499,834	Telstra Corp. Ltd.	4,738,829
81,048	Westgold Resources Ltd.*	118,530
87,899	Woodside Petroleum Ltd.	2,115,858

		36,005,083

	Austria - 0.4%
23,841	Andritz AG	1,317,385
14,747	EVN AG	195,314
20,900	Oesterreichische Post AG	887,319
15,973	Raiffeisen Bank International AG*	364,124

		2,764,142

	Belgium - 0.7%
141,302	AGFA-Gevaert N.V.*	716,960
22,256	Colruyt S.A.	1,143,649
9,037	EVS Broadcast Equipment S.A.	363,970
93,391	Proximus S.A.	2,856,263

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Belgium - 0.7% - (continued)
1,755	Sofina S.A.	$251,869
2,039	Van de Velde N.V.	111,943

		5,444,654

	Brazil - 1.6%
223,300	Banco do Estado do Rio Grande do Sul S.A. Class B, (Preference Shares)	999,698
62,379	BTG Pactual Group UNIT	365,346
163,000	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,499,600
77,200	Cia de Saneamento de Minas Gerais-COPASA	875,601
62,717	Cia Energetica de Minas Gerais ADR	171,217
80,200	Cia Energetica de Sao Paulo Class B, (Preference Shares)	457,340
49,700	Cia Hering	344,794
76,900	Cia Paranaense de Energia ADR	705,173
185,160	Cielo S.A.	1,405,887
159,800	EDP - Energias do Brasil S.A.	675,640
109,100	Engie Brasil Energia S.A.	1,168,665
12,300	Grendene S.A.	95,523
49,800	Multiplus S.A.	613,155
21,700	QGEP Participacoes S.A.	43,481
148,900	Qualicorp S.A.	1,060,204
200,100	Transmissora Alianca de Energia Eletrica S.A.	1,450,608

		11,931,932

	Cambodia - 0.0%
170,000	NagaCorp Ltd.	94,167

	Canada - 3.8%
388,900	Athabasca Oil Corp.*	393,159
62,700	Baytex Energy Corp.*	189,701
71,500	BCE, Inc.	3,255,357
17,500	Boardwalk Real Estate Investment Trust REIT	590,363
62,500	Bonavista Energy Corp.	131,405
16,600	Canadian Real Estate Investment Trust REIT	600,497
7,800	Canfor Pulp Products, Inc.	67,598
20,800	Celestica, Inc.*	296,370
84,300	Centerra Gold, Inc.	435,380
79,100	CGI Group, Inc. Class A*	3,817,522
41,000	CI Financial Corp.	801,949
250,100	Crew Energy, Inc.*	753,021
33,588	Dominion Diamond Corp.	408,208
200	E-L Financial Corp. Ltd.	119,703
153,000	Eldorado Gold Corp.	559,298
27,200	Enbridge Income Fund Holdings, Inc.	667,521
188,147	Entertainment One Ltd.	602,640
12,600	First Quantum Minerals Ltd.	120,088
64,500	Genworth MI Canada, Inc.	1,601,809
35,000	Gluskin Sheff + Associates, Inc.	435,369
33,400	Goldcorp, Inc.	465,381
32,200	Granite Oil Corp.	121,719
15,200	Granite Real Estate Investment Trust REIT	545,176
165,900	Husky Energy, Inc.*	1,915,376
90,600	IAMGOLD Corp.*	374,334
12,700	Linamar Corp.	539,986
99,300	Lucara Diamond Corp.	229,145
45,100	Magna International, Inc.	1,883,889
24,500	Medical Facilities Corp.	292,015
1,300	Morguard Real Estate Investment Trust REIT	14,571
186,300	Nevsun Resources Ltd.	413,530
12,600	Noranda Income Fund UNIT	14,399

The accompanying notes are an integral part of these financial statements.

76

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Canada - 3.8% - (continued)
29,600	North West Co., Inc.	$698,231
173,400	Primero Mining Corp.*	81,298
45,200	RioCan REIT	858,603
36,300	Rogers Sugar, Inc.	165,405
498,100	Surge Energy, Inc.	926,833
17,300	Teck Resources Ltd. Class B	358,914
393,400	Teranga Gold Corp.*	190,208
3,300	Torstar Corp. Class B	4,182
85,200	Transcontinental, Inc. Class A	1,519,812
128,600	Turquoise Hill Resources Ltd.*	350,457
297,700	Western Forest Products, Inc.	468,888
80,400	Wi-LAN, Inc.	161,383
166,500	Yamana Gold, Inc.	447,643
10,410	Yellow Pages Ltd.*	57,348

		28,945,684

	Cayman Islands - 0.1%
117,000	Cheung Kong Property Holdings Ltd.	837,627

	Chile - 0.1%
79,000	Enel Americas S.A. ADR	782,890
52,500	Enel Chile S.A.	286,650

		1,069,540

	China - 3.0%
3,097,000	Agricultural Bank of China Ltd. Class H	1,427,686
4,304,000	Bank of China Ltd. Class H	2,081,899
30,000	Baoye Group Co., Ltd. Class H	22,138
1,742,000	China BlueChemical Ltd. Class H	498,993
207,000	China Child Care Corp. Ltd.*	12,242
582,000	China Communications Services Corp. Ltd. Class H	331,200
1,823,000	China Construction Bank Corp. Class H	1,479,662
36,000	China Lilang Ltd.	22,647
745,000	China Shenhua Energy Co., Ltd. Class H	1,734,213
306,000	China Shineway Pharmaceutical Group Ltd.	370,052
80,000	China Taifeng Beddings Holdings Ltd.*(1)(2)	—
637,000	CNOOC Ltd.	743,122
190,000	Dongfang Electric Corp. Ltd. Class H	167,470
328,000	FIH Mobile Ltd.	112,522
338,000	Haitian International Holdings Ltd.	827,705
118,500	Hengan International Group Co., Ltd.	885,504
3,503,000	Industrial & Commercial Bank of China Ltd. Class H	2,283,485
1,172,000	Jiangsu Expressway Co., Ltd. Class H	1,729,402
1,250,000	Lenovo Group Ltd.	799,179
213,000	Pacific Online Ltd.	51,437
26,300	Qinqin Foodstuffs Group Cayman Co., Ltd.*	9,400
1,694,000	Shanghai Electric Group Co., Ltd. Class H*	798,344
370,000	Shenguan Holdings Group Ltd.	28,033
5,364,000	Sihuan Pharmaceutical Holdings Group Ltd.	2,383,767
477,000	Sinopec Engineering Group Co., Ltd. Class H	466,103
1,142,000	Sinotrans Ltd. Class H	513,202
468,000	Want Want China Holdings Ltd.	336,556
122,000	Xingda International Holdings Ltd.	48,866
1,411,500	Yangzijiang Shipbuilding Holdings Ltd.	1,159,762
1,344,000	Zhejiang Expressway Co., Ltd. Class H	1,671,915

		22,996,506

	Denmark - 1.0%
143,120	Novo Nordisk A/S Class B	5,572,643
63,758	Scandinavian Tobacco Group AS Class A(3)	1,113,016

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Denmark - 1.0% - (continued)
80,953	Spar Nord Bank A/S	$917,632

		7,603,291

	Egypt - 0.0%
154,752	Centamin plc	354,560

	Finland - 0.3%
23,795	Sampo Oyj Class A	1,138,771
47,819	Technopolis Oyj	160,331
9,744	Tieto Oyj	305,534
33,707	UPM-Kymmene Oyj	888,067

		2,492,703

	France - 5.5%
4,294	Altamir	72,080
176,779	AXA S.A.	4,716,486
58,010	BNP Paribas S.A.	4,094,182
1,324	Boiron S.A.	125,920
29,874	Cie Generale des Etablissements Michelin	3,907,550
90,477	Coface S.A.*	707,673
27,806	Edenred	712,297
147,147	Engie S.A.	2,074,779
12,674	Euler Hermes Group	1,238,196
13,111	Eutelsat Communications S.A.	310,199
18,123	Faurecia	885,727
14,465	Imerys S.A.	1,244,439
755	Linedata Services	39,476
70,810	Metropole Television S.A.	1,611,943
3,077	MGI Coutier	113,371
21,349	Neopost S.A.	865,725
68,769	Peugeot S.A.*	1,441,784
53,569	Plastic Omnium S.A.	2,096,516
26,167	Publicis Groupe S.A.	1,889,154
11,481	Safran S.A.	950,567
28,954	Sanofi	2,735,973
61,820	Societe Generale S.A.	3,389,755
73,348	Total S.A.	3,765,187
1,909	Unibail-Rodamco SE REIT	468,739
26,623	Valeo S.A.	1,915,793

		41,373,511

	Gabon - 0.0%
655	Total Gabon	111,897

	Germany - 3.6%
2,655	Amadeus Fire AG	226,798
35,527	BASF SE	3,461,002
45,220	Bayer AG	5,595,209
1,505	Bijou Brigitte AG	92,954
124,663	Commerzbank AG*	1,222,139
6,732	Continental AG	1,507,949
29,572	Covestro AG(3)	2,304,586
61,497	Deutsche Bank AG*	1,105,766
15,506	Deutsche Euroshop AG	629,521
15,118	Deutsche Lufthansa AG	260,819
15,589	Hamburger Hafen und Logistik AG	295,448
14,625	HUGO BOSS AG	1,112,133
97	KSB AG (Preference Shares)	45,047
6,750	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,294,105
18,872	Porsche Automobil Holding SE (Preference Shares)	1,104,488
47,037	Schaeffler AG (Preference Shares)	811,273

The accompanying notes are an integral part of these financial statements.

77

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Germany - 3.6% - (continued)
15,004	Siemens AG	$2,152,217
61,535	Software AG	2,707,429
3,582	STO SE & Co. KGaA (Preference Shares)	411,647
21,814	Takkt AG	518,368

		26,858,898

	Greece - 0.2%
287,374	Alpha Bank A.E.*	612,197
5,369	Grivalia Properties REIC A.E. REIT	49,946
6,500	Metka Industrial - Construction S.A.	49,563
21,668	OPAP S.A.	214,722
2,847,483	Piraeus Bank S.A.*	604,927

		1,531,355

	Hong Kong - 4.3%
606,000	Allied Properties HK Ltd.	143,285
221,016	Asian Citrus Holdings Ltd.*(1)(2)	15,387
761,000	Belle International Holdings Ltd.	616,406
388,000	BOC Hong Kong Holdings Ltd.	1,594,500
922,000	Champion REIT	599,489
922,000	Champion Technology Holdings Ltd.*	13,631
60,000	Chaoda Modern Agriculture Holdings Ltd.*	1,520
42,000	Cheung Kong Infrastructure Holdings Ltd.	367,694
510,000	China Lumena New Materials Corp.*(1)(2)	—
236,000	China Mobile Ltd.	2,512,602
626,000	China Overseas Land & Investment Ltd.	1,815,768
25,000	Chong Hing Bank Ltd.	54,074
72,000	CLP Holdings Ltd.	759,327
810,000	CSI Properties Ltd.	42,666
300,400	Dah Sing Banking Group Ltd.	603,609
111,600	Dah Sing Financial Holdings Ltd.	846,025
13,000	Dickson Concepts International Ltd.	4,645
285,000	Emperor Entertainment Hotel Ltd.	68,468
110,000	Fairwood Holdings Ltd.	426,924
424,000	Giordano International Ltd.	227,601
23,000	Goldlion Holdings Ltd.	9,787
1,354,000	Guangdong Investment Ltd.	2,094,337
6,811	Hanison Construction Holdings Ltd.	1,206
123,561	Henderson Land Development Co., Ltd.	782,197
2,199,000	HKT Trust & HKT Ltd. UNIT	2,812,942
137,400	Hongkong Land Holdings Ltd.	1,058,940
134,000	Hopewell Holdings Ltd.	511,228
190,000	Hysan Development Co., Ltd.	896,061
73,000	Kerry Properties Ltd.	272,896
223,500	Kingboard Chemical Holdings Ltd.	804,947
1,776,000	Kunlun Energy Co., Ltd.	1,602,710
501,000	Lai Sun Development Co., Ltd.	14,094
134,000	Link REIT	963,188
122,000	NWS Holdings Ltd.	229,110
63,000	Prosperity REIT	25,581
68,000	Qingling Motors Co., Ltd. Class H	22,457
446,000	Real Nutriceutical Group Ltd.	26,035
402,000	S.A. Sa International Holdings Ltd.	172,021
2,104,000	Shougang Fushan Resources Group Ltd.	386,473
254,000	Sino Land Co., Ltd.	429,832
91,000	Sitoy Group Holdings Ltd.	18,588
184,000	SmarTone Telecommunications Holdings Ltd.	257,686
20,000	Soundwill Holdings Ltd.	49,419
113,000	Sun Hung Kai Properties Ltd.	1,693,305
206,000	Sunlight Real Estate Investment Trust REIT	127,858
79,000	Swire Pacific Ltd. Class A	761,784
508,000	Swire Properties Ltd.	1,703,095

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Hong Kong - 4.3% - (continued)
41,000	TAI Cheung Holdings Ltd.	$38,560
198,000	Texwinca Holdings Ltd.	132,805
180,000	Wharf Holdings Ltd.	1,534,685
201,000	Wheelock & Co., Ltd.	1,565,671
782,000	Xinyi Glass Holdings Ltd.	692,955
28,000	Yuexiu Transport Infrastructure Ltd.	21,577

		32,427,651

	Hungary - 0.5%
16,117	MOL Hungarian Oil & Gas plc	1,212,440
51,503	OTP Bank plc	1,448,076
36,010	Wizz Air Holdings plc*(3)	823,811

		3,484,327

	India - 0.4%
172,300	Infosys Ltd. ADR	2,508,688
44,300	Vedanta Ltd. ADR	673,360

		3,182,048

	Indonesia - 0.9%
2,089,500	Bank Negara Indonesia Persero Tbk PT	997,743
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	61,919
2,965,300	Bank Rakyat Indonesia Persero Tbk PT	2,864,184
1,837,000	Panin Financial Tbk PT*	32,210
1,059,300	Semen Indonesia Persero Tbk PT	700,052
4,850,700	Telekomunikasi Indonesia Persero Tbk PT	1,600,180
212,700	United Tractors Tbk PT	428,850

		6,685,138

	Ireland - 0.0%
45,739	C&C Group plc	188,681

	Isle Of Man - 0.3%
166,582	Playtech plc	2,068,866

	Israel - 1.9%
61,475	Babylon Ltd.	32,725
499,083	Bank Hapoalim BM	3,112,436
468,638	Bank Leumi Le-Israel BM*	2,191,661
247,874	Bezeq The Israeli Telecommunication Corp. Ltd.	416,460
10,220	FIBI Holdings Ltd.	214,931
40,999	First International Bank Of Israel Ltd.	675,604
6,618	Formula Systems 1985 Ltd.	258,142
235,961	Israel Discount Bank Ltd. Class A*	571,301
8,962	Kerur Holdings Ltd.	296,440
39,921	Matrix IT Ltd.	375,075
17,000	Taro Pharmaceutical Industries Ltd.*	1,986,450
133,000	Teva Pharmaceutical Industries Ltd. ADR	4,200,140

		14,331,365

	Italy - 1.3%
11,242	ACEA S.p.A.	161,768
92,013	Ascopiave S.p.A.	363,032
12,796	ASTM S.p.A.	197,232
15,426	Atlantia S.p.A.	391,186
24,327	Azimut Holding S.p.A.	474,540
212,769	Banca Mediolanum S.p.A.	1,627,428
194,636	Enel S.p.A.	925,335
13,057	La Doria S.p.A.	161,289
370,027	Mediobanca S.p.A.	3,558,387
106,168	Societa Cattolica di Assicurazioni S.c.r.l.	943,654
38,546	UniCredit S.p.A.*	627,625
21,259	Vittoria Assicurazioni S.p.A.	285,123

		9,716,599

The accompanying notes are an integral part of these financial statements.

78

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Japan - 18.8%
3,300	Achilles Corp.	$53,020
11,400	ADEKA Corp.	168,273
65,200	Aica Kogyo Co., Ltd.	1,858,333
5,800	Aichi Bank Ltd.	320,209
1,300	Aichi Steel Corp.	50,827
15,800	Ajis Co., Ltd.	301,009
30,000	Akita Bank Ltd.	95,368
2,300	Alpine Electronics, Inc.	33,468
4,500	Altech Corp.	146,369
3,400	Amiyaki Tei Co., Ltd.	127,509
348,000	Aozora Bank Ltd.	1,268,012
34,500	Arakawa Chemical Industries Ltd.	610,042
2,200	Arcland Sakamoto Co., Ltd.	27,214
9,900	Arisawa Manufacturing Co., Ltd.*	70,194
3,300	Asahi Broadcasting Corp.	22,541
18,100	Asahi Diamond Industrial Co., Ltd.	138,938
17,000	Asahi Holdings, Inc.	317,088
144,000	Asahi Kasei Corp.	1,373,127
387,200	Astellas Pharma, Inc.	5,106,049
19,000	Atsugi Co., Ltd.	22,834
172,000	Awa Bank Ltd.	1,136,115
1,500	Bando Chemical Industries Ltd.	13,744
245,000	Bank of Kyoto Ltd.	1,940,313
11,100	Bank of Nagoya Ltd.	407,511
122,100	Bridgestone Corp.	5,092,944
54,100	Brother Industries Ltd.	1,113,141
12,000	Bunka Shutter Co., Ltd.	92,205
300	C Uyemura & Co., Ltd.	15,720
6,200	Canon Electronics, Inc.	115,409
1,000	Central Automotive Products Ltd.	10,362
30,400	Central Japan Railway Co.	5,098,341
229,000	Chiba Bank Ltd.	1,534,081
8,100	Chiyoda Integre Co., Ltd.	178,321
11,000	Chugoku Marine Paints Ltd.	81,354
2,200	Cleanup Corp.	15,886
3,300	CONEXIO Corp.	50,537
3,100	Corona Corp.	31,730
67,300	Create SD Holdings Co., Ltd.	1,580,802
111,500	Daicel Corp.	1,279,979
35,000	Daiichi Jitsugyo Co., Ltd.	219,767
36,600	Daikyonishikawa Corp.	465,265
1,800	Dainichi Co., Ltd.	11,508
89,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	607,884
11,000	Daiwa Industries Ltd.	108,386
105,000	Daiwa Securities Group, Inc.	638,754
23,300	DTS Corp.	611,709
50,400	Dynam Japan Holdings Co., Ltd.	97,154
8,700	Eagle Industry Co., Ltd.	123,144
6,000	Eidai Co., Ltd.	27,549
5,400	Enplas Corp.	147,574
12,200	EPS Holdings, Inc.	160,779
174,800	F@N Communications, Inc.	1,394,370
23,900	First Bank of Toyama Ltd.	113,889
14,900	FJ Next Co., Ltd.	127,159
15,200	Foster Electric Co., Ltd.	253,793
279,100	Fudo Tetra Corp.	458,840
2,400	Fuji Kosan Co., Ltd.	10,571
9,000	Fujibo Holdings, Inc.	245,398
8,400	Fujikura Kasei Co., Ltd.	49,583
65,600	Fujikura Rubber Ltd.	399,147

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Japan - 18.8% - (continued)
7,200	Fujimori Kogyo Co., Ltd.	$225,535
1,600	Fujishoji Co., Ltd.	16,223
2,800	Fujitsu Frontech Ltd.	38,749
24,000	Fujitsu General Ltd.	509,056
1,100	FuKoKu Co., Ltd.	8,992
2,100	Fukuda Denshi Co., Ltd.	126,782
2,300	Fukushima Industries Corp.	81,636
16,900	Fuso Chemical Co., Ltd.	528,117
14,400	Future Corp.	111,857
14,200	G-Tekt Corp.	250,518
2,400	Gendai Agency, Inc.	12,409
11,600	Geo Holdings Corp.	128,136
42,700	Gree, Inc.	342,398
770,400	GungHo Online Entertainment, Inc.	1,728,452
117,000	Gunma Bank Ltd.	627,608
237,400	Hachijuni Bank Ltd.	1,401,930
2,900	Hagihara Industries, Inc.	69,024
5,400	Hakudo Co., Ltd.	79,888
2,200	Hard Off Corp. Co., Ltd.	20,955
10,900	Hazama Ando Corp.	77,626
45,300	Heiwa Corp.	1,167,498
2,800	HI-LEX Corp.	69,163
1,600	Hirano Tecseed Co., Ltd.	19,001
28,800	Hitachi Chemical Co., Ltd.	824,807
26,000	Hitachi Metals Ltd.	364,112
15,800	Hosokawa Micron Corp.	580,838
129,000	Hyakugo Bank Ltd.	521,066
10,400	I-O Data Device, Inc.	106,668
10,500	Imasen Electric Industrial	99,382
8,000	Inaba Denki Sangyo Co., Ltd.	290,925
22,000	Inabata & Co., Ltd.	271,858
5,400	Infocom Corp.	94,511
213,500	Inpex Corp.	2,045,848
14,000	Iwatsu Electric Co., Ltd.	10,305
280,900	Iyo Bank Ltd.	1,995,276
8,100	Japan Airlines Co., Ltd.	255,809
3,900	Japan Foundation Engineering Co., Ltd.	12,135
62,100	Japan Petroleum Exploration Co., Ltd.	1,357,759
120,500	Japan Post Bank Co., Ltd.	1,500,845
109,500	Japan Post Holdings Co., Ltd.	1,358,692
95,200	Japan Tobacco, Inc.	3,167,851
14,000	JCU Corp.	417,942
60,600	JSR Corp.	1,107,500
5,100	Kaga Electronics Co., Ltd.	94,372
50,900	Kaken Pharmaceutical Co., Ltd.	3,023,127
6,200	Kanamoto Co., Ltd.	168,102
31,800	Kanematsu Electronics Ltd.	854,809
4,300	Kato Sangyo Co., Ltd.	105,463
201,800	KDDI Corp.	5,350,535
43,200	Keihanshin Building Co., Ltd.	247,272
12,300	Keihin Corp.	193,540
22,800	Kimoto Co., Ltd.	44,573
40,400	Kitz Corp.	282,893
2,000	Koatsu Gas Kogyo Co., Ltd.	13,267
16,200	Koei Tecmo Holdings Co., Ltd.	328,324
18,200	Konica Minolta, Inc.	161,118
15,200	Konishi Co., Ltd.	194,099
4,000	Kuriyama Holdings Corp.	59,520
34,400	Kuroda Electric Co., Ltd.	717,648
19,000	Kyodo Printing Co., Ltd.	62,938
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	514,987

The accompanying notes are an integral part of these financial statements.

79

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Japan - 18.8% - (continued)
42,000	Lawson, Inc.	$2,786,664
22,600	Lintec Corp.	498,300
77,000	Maeda Road Construction Co., Ltd.	1,419,841
900	Maezawa Kyuso Industries Co., Ltd.	12,586
1,400	Mars Engineering Corp.	28,855
19,000	Mazda Motor Corp.	280,673
42,700	MCJ Co., Ltd.	492,448
2,900	Meiko Network Japan Co., Ltd.	37,797
9,000	Meisei Industrial Co., Ltd.	51,181
9,000	Melco Holdings, Inc.	254,772
2,900	Mie Bank Ltd.	60,468
9,900	Mirait Holdings Corp.	102,895
3,100	Mitani Corp.	96,681
1,300	Mitani Sekisan Co., Ltd.	31,372
1,800	Mitsubishi Research Institute, Inc.	52,151
55,900	Mitsubishi UFJ Financial Group, Inc.	354,216
14,000	Mitsuboshi Belting Ltd.	134,178
2,800	Mitsui High-Tec, Inc.	26,537
4,200	Mitsui Sugar Co., Ltd.	103,549
41,800	Mixi, Inc.	2,318,821
18,500	MTI Ltd.	105,462
3,900	Murakami Corp.	75,359
15,700	Namura Shipbuilding Co., Ltd.	101,433
2,600	Natoco Co., Ltd.	23,815
11,600	Neturen Co., Ltd.	95,811
110,100	Nexon Co., Ltd.	1,873,831
149,300	NHK Spring Co., Ltd.	1,667,814
16,100	Nichicon Corp.	153,136
17,600	Nichiha Corp.	552,107
4,000	Nichireki Co., Ltd.	34,579
8,360	Nichirin Co., Ltd.	155,950
26,300	Nihon Parkerizing Co., Ltd.	337,600
33,000	Nippo Corp.	635,783
51,000	Nippon Electric Glass Co., Ltd.	316,319
4,900	Nippon Gas Co., Ltd.	140,813
6,000	Nippon Hume Corp.	36,578
7,900	Nippon Pillar Packing Co., Ltd.	110,751
29,000	Nippon Road Co., Ltd.	130,096
40,900	Nippon Telegraph & Telephone Corp.	1,752,795
38,300	Nissin Electric Co., Ltd.	452,744
24,900	Nissin Kogyo Co., Ltd.	428,175
600	Nissin Sugar Co., Ltd.	10,078
5,200	Nitta Corp.	146,984
6,200	Nittetsu Mining Co., Ltd.	330,450
19,200	Nitto Kogyo Corp.	276,688
19,000	Nitto Seiko Co., Ltd.	78,087
4,400	Nittoku Engineering Co., Ltd.	99,276
157,000	NOF Corp.	1,769,136
13,400	NOK Corp.	319,394
72,200	Nomura Holdings, Inc.	433,895
214,900	NTT DoCoMo, Inc.	5,199,949
7,700	NuFlare Technology, Inc.	408,436
34,200	Ohara, Inc.	321,818
3,500	Okinawa Cellular Telephone Co.	114,111
103,000	Okura Industrial Co., Ltd.	487,681
92,300	ORIX Corp.	1,410,595
248,000	Osaka Gas Co., Ltd.	928,320
15,200	Osaka Organic Chemical Industry Ltd.	175,652
2,800	Pack Corp.	78,929
15,900	Pegasus Sewing Machine Manufacturing Co., Ltd.	122,739
6,900	Piolax, Inc.	158,673

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Japan - 18.8% - (continued)
46,700	Press Kogyo Co., Ltd.	$226,632
20,400	Rheon Automatic Machinery Co., Ltd.	195,454
1,100	Riken Corp.	48,142
9,200	Riken Keiki Co., Ltd.	136,622
3,800	Roland DG Corp.	113,733
9,000	Sakai Chemical Industry Co., Ltd.	30,840
15,200	San-A Co., Ltd.	690,581
85,100	San-In Godo Bank Ltd.	692,890
2,000	Sanko Metal Industrial Co., Ltd.	53,926
13,700	Sansei Technologies, Inc.	122,158
2,000	Sansha Electric Manufacturing Co., Ltd.	9,042
33,000	Sanyo Denki Co., Ltd.	272,064
51,200	Sega Sammy Holdings, Inc.	687,436
11,000	Sekisui Jushi Corp.	193,983
26,000	Shikoku Chemicals Corp.	297,549
12,100	Shimamura Co., Ltd.	1,656,027
97,200	Shin-Etsu Polymer Co., Ltd.	734,125
32	Shinkin Central Bank Class A, (Preference Shares)	66,437
70,600	Shinnihon Corp.	554,967
1,048,000	Shinsei Bank Ltd.	1,956,672
178,000	Shizuoka Bank Ltd.	1,502,434
19,000	Shizuoka Gas Co., Ltd.	129,115
22,800	Shoei Co., Ltd.	633,155
16,000	Showa Sangyo Co., Ltd.	85,629
42,000	Sinko Industries Ltd.	652,984
9,400	Sintokogio Ltd.	81,848
3,600	SNT Corp.	22,839
7,600	Softcreate Holdings Corp.	97,592
73,500	Sony Financial Holdings, Inc.	1,222,504
30,600	SRA Holdings	812,322
4,200	St Marc Holdings Co., Ltd.	127,943
21,600	Studio Alice Co., Ltd.	457,504
134,500	Subaru Corp.	5,099,175
5,200	Sumitomo Densetsu Co., Ltd.	59,948
40,900	Sumitomo Mitsui Financial Group, Inc.	1,518,642
110,900	Sumitomo Rubber Industries Ltd.	1,996,052
5,500	Sumitomo Seika Chemicals Co., Ltd.	234,405
3,000	Suncall Corp.	14,456
25,900	Suzuki Motor Corp.	1,082,696
38,000	T RAD Co., Ltd.	112,921
1,200	T&K Toka Co., Ltd.	11,827
18,000	T-Gaia Corp.	310,589
4,900	Tachi-S Co., Ltd.	94,042
212,000	Taisei Corp.	1,616,584
6,800	Takara Standard Co., Ltd.	112,839
57,000	Takisawa Machine Tool Co., Ltd.	84,387
8,000	Tayca Corp.	52,454
44,000	Techno Smart Corp.	301,785
9,000	TKC Corp.	244,749
39,800	Toagosei Co., Ltd.	467,578
10,000	Togami Electric Manufacturing Co., Ltd.	51,609
1,800	Tokai Corp.	66,459
86,800	TOKAI Holdings Corp.	668,321
2,030	Token Corp.	160,694
114,000	Tokyo Gas Co., Ltd.	529,291
22,000	Tokyo Tekko Co., Ltd.	83,856
4,900	Toppan Forms Co., Ltd.	49,445
23,400	Toshiba Plant Systems & Services Corp.	380,708
361,000	Towa Bank Ltd.	375,995
15,000	Toyo Kohan Co., Ltd.	53,685

The accompanying notes are an integral part of these financial statements.

80

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Japan - 18.8% - (continued)
9,300	Toyo Machinery & Metal Co., Ltd.	$57,944
14,500	Toyoda Gosei Co., Ltd.	385,355
15,100	Toyota Boshoku Corp.	319,511
5,300	Toyota Industries Corp.	264,016
10,600	TPR Co., Ltd.	357,616
13,300	Trend Micro, Inc.	585,183
23,900	TS Tech Co., Ltd.	627,845
6,700	Unipres Corp.	141,935
3,100	Utoc Corp.	11,982
70,500	Wakita & Co., Ltd.	812,907
14,700	Weathernews, Inc.	493,392
12,900	Yahagi Construction Co., Ltd.	114,873
129,000	Yamanashi Chuo Bank Ltd.	569,745
22,900	Yamazen Corp.	217,033
3,000	Yodogawa Steel Works Ltd.	77,708
18,700	Yorozu Corp.	286,213
5,400	Yossix Co., Ltd.	62,341
7,000	Yuasa Trading Co., Ltd.	202,612

		141,797,790

	Jersey - 0.1%
298,004	Highland Gold Mining Ltd.	557,815

	Kazakhstan - 0.0%
20,279	KCell JSC GDR	69,963

	Luxembourg - 0.1%
4,356	RTL Group S.A.	337,611
24,691	SES S.A.	539,935

		877,546

	Malaysia - 0.3%
48,400	AFFIN Holdings Bhd	32,668
606,800	AMMB Holdings Bhd	765,800
540,800	Astro Malaysia Holdings Bhd	336,365
100,480	Berjaya Sports Toto Bhd	65,043
63,800	British American Tobacco Malaysia Bhd	667,835
66,700	Hong Leong Bank Bhd	211,864
35,200	Lingkaran Trans Kota Holdings Bhd	47,842
91,700	Padini Holdings Bhd	67,597

		2,195,014

	Mexico - 0.4%
865,700	Gentera S.A.B. de C.V.	1,455,460
610,200	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	1,302,391
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	19

		2,757,870

	Netherlands - 0.6%
18,625	Aegon N.V.	95,059
48,904	Arcadis N.V.	848,502
100,345	BinckBank N.V.	498,711
24,994	Boskalis Westminster	919,350
59,577	NN Group N.V.	1,975,258

		4,336,880

	New Zealand - 0.2%
66,740	SKY Network Television Ltd.	176,775
241,615	SKYCITY Entertainment Group Ltd.	722,458
223,158	Trade Me Group Ltd.	813,504

		1,712,737

	Norway - 1.6%
28,838	Fred Olsen Energy ASA*	67,761
294,610	Kvaerner ASA*	384,304

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Norway - 1.6% - (continued)
24,021	Leroy Seafood Group ASA	$1,208,298
59,586	Salmar ASA	1,413,828
100,425	SpareBank 1 Nord Norge	663,769
181,743	Statoil ASA	2,993,105
115,342	Telenor ASA	1,863,190
100,950	TGS Nopec Geophysical Co. ASA	2,200,826
27,202	Yara International ASA	1,011,506

		11,806,587

	Peru - 0.1%
52,129	Cia de Minas Buenaventura SAA ADR	626,069

	Philippines - 0.1%
1,770,400	DMCI Holdings, Inc.	455,573
1,207,200	Nickel Asia Corp.	150,845

		606,418

	Poland - 0.6%
42,667	KGHM Polska Miedz S.A.	1,351,605
25,180	Polski Koncern Naftowy Orlen S.A.	752,519
1,225,282	Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,089,227

		4,193,351

	Portugal - 0.0%
34,593	Altri SGPS S.A.	161,537

	Russia - 1.2%
324,116	Gazprom PJSC ADR	1,538,756
31,814	Lukoil PJSC ADR	1,576,384
94,092	MMC Norilsk Nickel PJSC ADR	1,448,076
27,400	Mobile TeleSystems PJSC ADR	282,768
9,186	Novatek PJSC GDR	1,113,343
319,288	Surgutneftegas OJSC ADR	1,562,176
43,962	Tatneft PJSC ADR	1,720,698

		9,242,201

	Singapore - 1.8%
14,100	Boustead Projects Ltd.*	8,629
47,000	Boustead Singapore Ltd.	29,941
226,600	Cache Logistics Trust REIT	140,246
127,500	Cambridge Industrial Trust REIT	53,493
566,600	CapitaLand Commerical Trust REIT	658,501
615,100	CapitaLand Mall Trust REIT	867,351
493,500	CapitaLand Retail China Trust REIT	561,618
891,000	ComfortDelGro Corp. Ltd.	1,745,835
148,600	First Real Estate Investment Trust REIT	143,585
2,200	Haw Par Corp. Ltd.	16,077
830,400	M1 Ltd.	1,289,870
639,300	Mapletree Greater China Commercial Trust REIT	489,410
734,200	Mapletree Industrial Trust REIT	940,564
19,000	Metro Holdings Ltd.	15,703
189,100	Oversea-Chinese Banking Corp. Ltd.	1,324,399
1,610,500	Singapore Telecommunications Ltd.	4,307,188
48,750	UMS Holdings Ltd.	33,299
49,000	UOL Group Ltd.	253,793
59,400	Venture Corp. Ltd.	518,408
74,300	Wing Tai Holdings Ltd.	100,450

		13,498,360

	South Africa - 2.3%
65,890	AECI Ltd.	572,086
26,871	Assore Ltd.	433,817
94,332	Exxaro Resources Ltd.	802,517
154,300	Harmony Gold Mining Co., Ltd. ADR	336,374

The accompanying notes are an integral part of these financial statements.

81

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	South Africa - 2.3% - (continued)
224,347	Investec plc	$1,662,070
100,365	Kumba Iron Ore Ltd.*	1,304,800
33,431	Liberty Holdings Ltd.	269,570
901,989	Life Healthcare Group Holdings Ltd.	1,941,497
1,048,541	MMI Holdings Ltd.	1,828,940
47,967	Mondi plc	1,240,975
103,667	MTN Group Ltd.	980,412
88,135	RMB Holdings Ltd.	404,218
1,044,457	S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	429,858
180,537	Sanlam Ltd.	958,739
145,888	Sibanye Gold Ltd.	293,154
267,735	Truworths International Ltd.	1,733,627
182,815	Vodacom Group Ltd.	2,067,607
192,682	Vukile Property Fund Ltd. REIT	273,947
3,806	Wilson Bayly Holmes-Ovcon Ltd.	40,704

		17,574,912

	South Korea - 4.0%
490	Daechang Forging Co., Ltd.	22,349
240	Dongil Industries Co., Ltd.	16,093
2,098	Dongyang E&P, Inc.	25,240
5,220	e-LITECOM Co., Ltd.	44,085
4,600	Eugene Technology Co., Ltd.	68,879
482	GS Home Shopping, Inc.	86,200
39,205	Hana Financial Group, Inc.	1,346,496
39,506	Hankook Tire Co., Ltd.	2,044,452
227,131	Hanwha Life Insurance Co., Ltd.	1,226,871
1,096	Hy-Lok Corp.	21,563
1,427	Hyundai Home Shopping Network Corp.	153,008
7,810	Hyundai Hy Communications & Network Co., Ltd.	26,836
8,891	Hyundai Mobis Co., Ltd.	1,733,928
1,256	Hyundai Motor Co.	158,855
2,366	INTOPS Co., Ltd.	25,367
1,950	Kangnam Jevisco Co., Ltd.	65,093
66,620	Kangwon Land, Inc.	2,116,327
53,312	KB Financial Group, Inc.	2,343,458
20,468	Kia Motors Corp.	626,545
2,855	Korea Zinc Co., Ltd.	1,067,164
40,555	KT&G Corp.	3,616,643
6,260	LG Chem Ltd.	1,505,706
3,604	Lotte Chemical Corp.	1,081,903
100	Mi Chang Oil Industrial Co., Ltd.	7,626
150,637	Mirae Asset Daewoo Co., Ltd.	1,178,849
12,213	POSCO Chemtech Co., Ltd.	154,471
7,579	S-Oil Corp.	663,062
358	Samchully Co., Ltd.	33,337
2,856	Sammok S-Form Co., Ltd.	34,319
2,655	Samsung Electronics Co., Ltd.	5,204,934
520	Sebang Co., Ltd.	7,075
2,829	Sebang Global Battery Co., Ltd.	93,218
630	Sewon Precision Industry Co., Ltd.	10,512
16,437	Shinhan Financial Group Co., Ltd.	686,268
4,058	Silicon Works Co., Ltd.	104,413
6,388	SK Innovation Co., Ltd.	958,360
8,662	SK Telecom Co., Ltd.	1,828,424
4,700	Yoosung Enterprise Co., Ltd.	18,707

		30,406,636

	Spain - 0.7%
283,698	Banco Popular Espanol S.A.*	198,512
38,061	Cia de Distribucion Integral Logista Holdings S.A.	908,740

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Spain - 0.7% - (continued)
48,728	Endesa S.A.	$1,147,698
25,895	Grupo Catalana Occidente S.A.	1,004,386
37,129	Red Electrica Corp. S.A.	723,959
76,485	Repsol S.A.	1,207,188

		5,190,483

	Sweden - 2.1%
102,692	Axfood AB	1,629,592
14,125	Boliden AB	403,527
53,511	Bure Equity AB	661,667
36,558	Electrolux AB Series B	1,084,934
20,067	Industrivarden AB Class C	466,654
52,367	Intrum Justitia AB	2,080,238
26,751	Investor AB Class B	1,222,289
10,292	JM AB	362,111
16,611	Kinnevik AB Class B	443,279
28,285	Loomis AB Class B	1,026,682
98,108	SKF AB Class B	2,152,996
110,015	Swedish Match AB	3,627,911
262,225	Telia Co., AB	1,067,607

		16,229,487

	Switzerland - 4.1%
195,876	ABB Ltd.	4,799,795
18,052	Adecco Group AG	1,341,296
18,666	BKW AG	1,010,958
129,691	Credit Suisse Group AG*	1,977,913
37,435	Nestle S.A.	2,883,261
62,395	Novartis AG	4,803,483
8,803	PSP Swiss Property AG	789,235
14,476	Roche Holding AG	3,787,852
51,586	Swiss Re AG	4,486,914
303,503	UBS Group AG	5,181,050

		31,061,757

	Taiwan - 4.8%
10,000	104 Corp.	47,860
71,710	Ardentec Corp.	58,873
6,000	Aten International Co., Ltd.	16,511
52,000	Audix Corp.	72,357
226,000	Catcher Technology Co., Ltd.	2,320,874
111,000	Cheng Shin Rubber Industry Co., Ltd.	229,071
291,000	Chicony Electronics Co., Ltd.	767,851
626,000	China Motor Corp.	569,549
823,000	Chunghwa Telecom Co., Ltd.	2,783,932
39,000	Cleanaway Co., Ltd.	222,333
28,080	CviLux Corp.	30,609
76,420	Cyberlink Corp.	169,704
40,000	Draytek Corp.	42,890
24,000	Elite Advanced Laser Corp.	105,796
133,000	Everlight Electronics Co., Ltd.	209,318
820,000	Far EasTone Telecommunications Co., Ltd.	2,019,290
24,000	Feng Hsin Steel Co. Ltd.	40,543
21,868	FLEXium Interconnect, Inc.	81,152
113,000	Flytech Technology Co., Ltd.	385,498
336,000	Formosa Chemicals & Fibre Corp.	1,033,195
795,440	Foxconn Technology Co., Ltd.	2,423,654
206,000	Grape King Bio Ltd.	1,327,134
141,000	Greatek Electronics, Inc.	198,054
35,000	Hanpin Electron Co., Ltd.	53,625
34,000	Holiday Entertainment Co., Ltd.	59,741
1,038,700	Hon Hai Precision Industry Co., Ltd.	3,399,833

The accompanying notes are an integral part of these financial statements.

82

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Taiwan - 4.8% - (continued)
58,000	Hu Lane Associate, Inc.	$283,514
118,000	Inventec Corp.	87,745
19,000	KD Holding Corp.	109,261
153,000	King’s Town Bank Co., Ltd.	146,995
134,000	Kinsus Interconnect Technology Corp.	348,305
182,000	LCY Chemical Corp.	261,609
439,257	Lite-On Technology Corp.	766,219
65,000	Lumax International Corp. Ltd.	111,267
11,000	Microlife Corp.	25,188
85,000	New Era Electronics Co., Ltd.	63,477
418,000	Novatek Microelectronics Corp.	1,606,306
173,000	Phison Electronics Corp.	1,628,515
40,000	Polytronics Technology Corp.	81,517
159,000	President Chain Store Corp.	1,383,677
139,000	Quanta Computer, Inc.	287,961
3,841	Raydium Semiconductor Corp.	8,402
67,470	Realtek Semiconductor Corp.	228,167
281,000	Simplo Technology Co., Ltd.	939,918
32,000	Sirtec International Co., Ltd.	48,900
91,000	St Shine Optical Co., Ltd.	1,761,453
69,000	Taiwan Semiconductor Co., Ltd.	90,958
160,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,297,814
32,000	Thinking Electronic Industrial Co., Ltd.	69,238
216,000	Transcend Information, Inc.	737,209
185,000	Tripod Technology Corp.	522,828
94,000	TXC Corp.	138,549
42,000	United Integrated Services Co., Ltd.	89,650
170,000	Vanguard International Semiconductor Corp.	324,221
32,018	Yageo Corp.	113,020
33,000	Zippy Technology Corp.	42,013

		36,273,143

	Thailand - 1.5%
213,300	Bangkok Bank PCL NVDR	1,105,654
773,500	BEC World PCL NVDR	418,168
210,800	Hana Microelectronics PCL NVDR	259,005
352,400	LPN Development PCL NVDR	119,032
790,700	PTT Exploration & Production PCL NVDR	2,218,650
246,600	PTT PCL NVDR	2,768,378
47,100	Ratchaburi Electricity Generating Holding PCL NVDR	68,035
170,100	Siam Cement PCL NVDR	2,633,892
195,100	Siam Commercial Bank PCL NVDR	878,322
441,400	Thai Oil PCL NVDR	994,612

		11,463,748

	Turkey - 0.7%
7,670	Akcansa Cimento AS	26,539
55,520	Enka Insaat ve Sanayi AS	85,319
104,355	Eregli Demir ve Celik Fabrikalari T.A.S.	191,158
113,131	Koza Altin Isletmeleri AS*	614,806
258,102	Soda Sanayii AS	465,782
25,826	TAV Havalimanlari Holding AS	107,565
655,897	Turkiye Garanti Bankasi AS	1,770,563
300,922	Turkiye Halk Bankasi AS	997,699
471,700	Turkiye Is Bankasi	930,916

		5,190,347

	United Kingdom - 11.7%
142,962	Ashmore Group plc	644,368
32,036	AstraZeneca plc	1,918,615

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	United Kingdom - 11.7% - (continued)
1,544,832	Barclays plc	$4,230,375
121,815	Barratt Developments plc	914,051
274,315	Beazley plc	1,562,803
20,356	Bellway plc	750,230
14,808	Berendsen plc	160,777
90,406	Cairn Energy plc*	227,402
207,639	Capita plc	1,496,603
48,958	Close Brothers Group plc	1,072,639
17,301	Computacenter plc	183,636
150,407	Crest Nicholson Holdings plc	1,176,481
29,019	Dart Group plc	228,707
69,621	Debenhams plc	46,169
8,910	Derwent London plc REIT	339,646
336,267	Direct Line Insurance Group plc	1,519,552
165,262	Dunelm Group plc	1,298,196
167,362	GKN plc	777,774
277,139	GlaxoSmithKline plc	5,578,211
51,267	Go-Ahead Group plc	1,162,017
158,622	Greggs plc	2,209,830
213,767	Halfords Group plc	1,034,943
420,471	Hansteen Holdings plc REIT	674,207
744,242	HSBC Holdings plc	6,135,906
159,947	IG Group Holdings plc	1,126,205
113,850	IMI plc	1,885,554
91,859	Imperial Brands plc	4,498,640
25,901	Inchcape plc	286,530
623,451	Indivior plc	2,706,087
223,081	Informa plc	1,854,845
439,386	ITV plc	1,194,965
80,703	Jupiter Fund Management plc	496,422
1,657,566	Legal & General Group plc	5,282,784
1,687,660	Lloyds Banking Group plc	1,516,405
225,536	Lonmin plc*	321,342
125,584	Marks & Spencer Group plc	596,040
234,838	Meggitt plc	1,406,343
24,974	Millennium & Copthorne Hotels plc	145,708
308,404	Mitie Group plc	837,236
29,662	Next plc	1,653,467
93,751	Novae Group plc	757,093
873,873	Ophir Energy plc*	972,051
3,585,002	Pan African Resources plc	696,494
55,113	PayPoint plc	725,958
28,192	Persimmon plc	850,640
123,181	QinetiQ Group plc	468,761
223,565	Restaurant Group plc	1,012,398
45,823	Rio Tinto Ltd.	2,074,484
45,369	Rio Tinto plc	1,789,816
811,450	Royal Bank of Scotland Group plc*	2,785,855
81,094	Royal Mail plc	422,872
489,187	Senior plc	1,359,083
113,136	Smiths Group plc	2,405,096
288,231	Soco International plc	545,975
169,146	Standard Chartered plc*	1,580,736
94,557	Subsea 7 S.A.*	1,558,265
66,415	WH Smith plc	1,521,116
541,092	William Hill plc	2,055,846
162,245	WPP plc	3,474,233
3,706	Zytronic plc	20,880

		88,229,363

The accompanying notes are an integral part of these financial statements.

83

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	United States - 0.1%
299,100	Alacer Gold Corp.*	$473,284
393,300	Argonaut Gold, Inc.*	633,867

		1,107,151

	Total Common Stocks (cost $651,600,617)	$699,667,390

PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
297,570	Itausa - Investimentos Itau S.A.*	$927,196

	Total Preferred Stocks (cost $612,053)	$927,196

CLOSED END FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
24,762	Tetragon Financial Group Ltd.	$307,792

	Total Closed End Funds (cost $276,513)	$307,792

	Total Long-Term Investments (cost $652,489,183)	$700,902,378

SHORT-TERM INVESTMENTS - 7.1%
	Other Investment Pools & Funds - 7.1%
53,578,192	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$53,578,192

	Total Short-Term Investments (cost $53,578,192)	$53,578,192

Total Investments (cost $706,067,375)^	99.9%	$754,480,570
Other Assets & Liabilities	0.1%	1,130,611

Total Net Assets	100.0%	$755,611,181

The accompanying notes are an integral part of these financial statements.

84

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$67,548,240
Unrealized Depreciation	(19,135,045)

Net Unrealized Appreciation	$48,413,195

*	Non-income producing.

(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2017, the aggregate fair value of these securities was $797,134, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
06/2012	221,016	Asian Citrus Holdings Ltd.	$113,181
06/2008	22,416	BGP Holdings plc	—
09/2016	183,947	Charter Hall Group REIT	692,213
07/2013	510,000	China Lumena New Materials Corp.	98,067
10/2012	80,000	China Taifeng Beddings Holdings Ltd.	22,473

			$925,934

At April 30, 2017, the aggregate value of these securities was $797,134, which represented 0.1% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $4,241,413, which represented 0.6% of total net assets.

Futures Contracts Outstanding at April 30, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EAFE (mini MSCI) Index Future	346	06/16/2017	$31,288,638	$31,551,740	$263,102

Total futures contracts					$263,102

Foreign Currency Contracts Outstanding at April 30, 2017
Currency	Buy/Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
TRY	Sell	05/24/17	CBK	$2,630,926	$2,724,656	$(93,730)
ZAR	Sell	05/24/17	CBK	3,940,282	3,919,378	20,904

Total						$(72,826)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

85

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
TRY	Turkish Lira
ZAR	South African Rand

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

86

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$36,005,083	$224,299	$34,999,037	$781,747
Austria	2,764,142	887,319	1,876,823	—
Belgium	5,444,654	1,080,772	4,363,882	—
Brazil	11,931,932	11,931,932	—	—
Cambodia	94,167	—	94,167	—
Canada	28,945,684	28,945,684	—	—
Cayman Islands	837,627	—	837,627	—
Chile	1,069,540	1,069,540	—	—
China	22,996,506	43,780	22,952,726	—
Denmark	7,603,291	1,113,016	6,490,275	—
Egypt	354,560	—	354,560	—
Finland	2,492,703	—	2,492,703	—
France	41,373,511	111,556	41,261,955	—
Gabon	111,897	111,897	—	—
Germany	26,858,898	1,249,767	25,609,131	—
Greece	1,531,355	99,509	1,431,846	—
Hong Kong	32,427,651	3,454,286	28,957,978	15,387
Hungary	3,484,327	—	3,484,327	—
India	3,182,048	3,182,048	—	—
Indonesia	6,685,138	—	6,685,138	—
Ireland	188,681	188,681	—	—
Isle Of Man	2,068,866	—	2,068,866	—
Israel	14,331,365	6,515,755	7,815,610	—
Italy	9,716,599	1,274,507	8,442,092	—
Japan	141,797,790	158,512	141,639,278	—
Jersey	557,815	—	557,815	—
Kazakhstan	69,963	69,963	—	—
Luxembourg	877,546	—	877,546	—
Malaysia	2,195,014	1,217,350	977,664	—
Mexico	2,757,870	2,757,870	—	—
Netherlands	4,336,880	—	4,336,880	—
New Zealand	1,712,737	—	1,712,737	—
Norway	11,806,587	1,048,073	10,758,514	—
Peru	626,069	626,069	—	—
Philippines	606,418	—	606,418	—
Poland	4,193,351	—	4,193,351	—
Portugal	161,537	—	161,537	—
Russia	9,242,201	4,420,571	4,821,630	—
Singapore	13,498,360	729,909	12,768,451	—
South Africa	17,574,912	3,875,022	13,699,890	—
South Korea	30,406,636	220,930	30,185,706	—
Spain	5,190,483	—	5,190,483	—
Sweden	16,229,487	1,026,682	15,202,805	—
Switzerland	31,061,757	—	31,061,757	—
Taiwan	36,273,143	5,920,534	30,352,609	—
Thailand	11,463,748	677,173	10,786,575	—
Turkey	5,190,347	492,321	4,698,026	—
United Kingdom	88,229,363	8,211,511	80,017,852	—
United States	1,107,151	1,107,151	—	—
Preferred Stocks	927,196	927,196	—	—
Closed End Funds	307,792	307,792	—	—
Short-Term Investments	53,578,192	53,578,192	—	—
Foreign Currency Contracts(2)	20,904	—	20,904	—
Futures Contracts(2)	263,102	263,102	—	—

Total	$754,764,576	$149,120,271	$604,847,171	$797,134

Liabilities
Foreign Currency Contracts(2)	$(93,730)	$—	$(93,730)	$—

Total	$(93,730)	$—	$(93,730)	$—

The accompanying notes are an integral part of these financial statements.

87

Hartford Schroders International Multi-Cap Value Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

(1)	For the six-month period ended April 30, 2017, investments valued at $2,560,281 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $9,115,769 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and investments valued at $466,971 were transferred from Level 2 to Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2017 is not presented.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

88

Hartford Schroders International Stock Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Australia - 1.7%
367,878	Brambles Ltd.	$2,846,672

	Belgium - 2.3%
31,839	KBC Group N.V.	2,300,905
19,132	UCB S.A.	1,493,233

		3,794,138

	Brazil - 1.1%
123,800	Telefonica Brasil S.A. (Preference Shares)	1,844,490

	Canada - 2.0%
89,279	Goldcorp, Inc.	1,243,974
44,367	Toronto-Dominion Bank	2,087,610

		3,331,584

	China - 2.5%
18,215	Alibaba Group Holding Ltd. ADR*	2,103,833
66,700	Tencent Holdings Ltd.	2,089,932

		4,193,765

	France - 3.7%
17,306	Essilor International S.A.	2,242,735
15,773	LVMH Moet Hennessy Louis Vuitton SE	3,893,861

		6,136,596

	Germany - 17.7%
32,831	BASF SE	3,198,361
39,316	Bayer AG	4,864,689
32,102	Bayerische Motoren Werke AG	3,067,081
37,759	Brenntag AG	2,238,419
14,573	Continental AG	3,264,312
141,713	Deutsche Telekom AG	2,485,759
31,209	Fresenius Medical Care AG & Co. KGaA	2,770,399
55,053	GEA Group AG	2,340,433
12,565	Linde AG	2,257,785
28,809	SAP SE	2,885,681

		29,372,919

	Hong Kong - 5.6%
578,600	AIA Group Ltd.	4,004,742
597,000	BOC Hong Kong Holdings Ltd.	2,453,393
65,828	Jardine Strategic Holdings Ltd.	2,781,620

		9,239,755

	India - 1.3%
87,081	HDFC Bank Ltd.(1)	2,119,021

	Indonesia - 0.8%
925,700	Bank Central Asia Tbk PT	1,231,126

	Israel - 1.9%
30,949	Check Point Software Technologies Ltd.*	3,219,005

	Italy - 1.6%
930,504	Intesa Sanpaolo S.p.A.	2,716,233

	Japan - 19.0%
96,500	Bridgestone Corp.	4,025,135
122,500	KDDI Corp.	3,247,971
5,900	Keyence Corp.	2,371,883
202,600	Kubota Corp.	3,191,517
163,800	ORIX Corp.	2,503,310
60,200	Recruit Holdings Co., Ltd.	3,042,648
192,700	Sekisui Chemical Co., Ltd.	3,234,206
9,000	SMC Corp.	2,536,774
49,800	Subaru Corp.	1,888,022
71,600	Sumitomo Mitsui Financial Group, Inc.	2,658,552
60,700	Suntory Beverage & Food Ltd.	2,734,798

		31,434,816

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4% - (continued)
	Netherlands - 3.8%
16,406	ASML Holding N.V.	$2,169,352
158,223	Royal Dutch Shell plc Class A	4,125,638

		6,294,990

	Norway - 2.9%
156,591	DNB ASA	2,443,808
425,535	Norsk Hydro ASA	2,424,973

		4,868,781

	South Korea - 1.6%
3,767	NAVER Corp.	2,647,537

	Spain - 1.5%
305,149	Banco Bilbao Vizcaya Argentaria S.A.	2,444,738

	Sweden - 2.6%
104,417	Assa Abloy AB Class B	2,260,091
94,895	SKF AB Class B	2,082,486

		4,342,577

	Switzerland - 7.2%
13,506	Lonza Group AG*	2,763,462
65,551	Nestle S.A.	5,048,768
15,941	Roche Holding AG	4,171,191

		11,983,421

	Taiwan - 1.5%
373,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,402,827

	United Kingdom - 12.6%
233,629	Antofagasta plc	2,534,814
463,904	Aviva plc	3,154,735
574,627	Barclays plc	1,573,561
150,518	Burberry Group plc	3,145,565
136,932	Diageo plc	3,985,701
3,265,241	Lloyds Banking Group plc	2,933,901
38,321	Reckitt Benckiser Group plc	3,530,799

		20,859,076

	United States - 2.5%
1,079	Priceline Group, Inc.*	1,992,719
572,700	Samsonite International S.A.	2,209,911

		4,202,630

	Total Common Stocks (cost $135,868,557)	$161,526,697

	Total Long-Term Investments (cost $135,868,557)	$161,526,697

SHORT-TERM INVESTMENTS - 2.2%
	Other Investment Pools & Funds - 2.2%
3,628,591	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$3,628,591

	Total Short-Term Investments (cost $3,628,591)	$3,628,591

Total Investments (cost $139,497,148)^	99.6%	$165,155,288
Other Assets and Liabilities	0.4%	622,743

Total Net Assets	100.0%	$165,778,031

The accompanying notes are an integral part of these financial statements.

89

Hartford Schroders International Stock Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$27,288,859
Unrealized Depreciation	(1,630,719)

Net Unrealized Appreciation	$25,658,140

*	Non-income producing.

(1)	The following security is considered illiquid.

Period Acquired	Shares/Par	Security	Cost
01/2017	87,081	HDFC Bank Ltd.	$1,801,018

At April 30, 2017, the value of this security was $2,119,021, which represented 1.3% of total net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

90

Hartford Schroders International Stock Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$2,846,672	$—	$2,846,672	$—
Belgium	3,794,138	—	3,794,138	—
Brazil	1,844,490	1,844,490	—	—
Canada	3,331,584	3,331,584	—	—
China	4,193,765	2,103,833	2,089,932	—
France	6,136,596	—	6,136,596	—
Germany	29,372,919	—	29,372,919	—
Hong Kong	9,239,755	—	9,239,755	—
India	2,119,021	2,119,021	—	—
Indonesia	1,231,126	—	1,231,126	—
Israel	3,219,005	3,219,005	—	—
Italy	2,716,233	—	2,716,233	—
Japan	31,434,816	—	31,434,816	—
Netherlands	6,294,990	—	6,294,990	—
Norway	4,868,781	—	4,868,781	—
South Korea	2,647,537	—	2,647,537	—
Spain	2,444,738	—	2,444,738	—
Sweden	4,342,577	—	4,342,577	—
Switzerland	11,983,421	—	11,983,421	—
Taiwan	2,402,827	—	2,402,827	—
United Kingdom	20,859,076	—	20,859,076	—
United States	4,202,630	1,992,719	2,209,911	—
Short-Term Investments	3,628,591	3,628,591	—	—

Total	$165,155,288	$18,239,243	$146,916,045	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

91

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 1.0%
		Asset-Backed - Finance & Insurance - 1.0%
$	457,789	CLI Funding V LLC 3.29%, 06/18/2029(1)	$448,486
	706,611	Cronos Containers Program I Ltd. 3.27%, 11/18/2029(1)	692,473
	720,917	TAL Advantage V LLC 3.51%, 02/22/2039(1)	711,081

		Total Asset & Commercial Mortgage Backed Securities (cost $1,839,760)	$1,852,040

CORPORATE BONDS - 21.3%
		Agriculture - 0.3%
		Reynolds American, Inc.
	182,000	5.70%, 08/15/2035	$208,299
	256,000	5.85%, 08/15/2045	302,491

			510,790

		Auto Manufacturers - 0.7%
	1,216,000	Ford Motor Credit Co. LLC 4.39%, 01/08/2026	1,252,611

		Beverages - 1.1%
	1,230,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	1,245,100
	949,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	931,448

			2,176,548

		Commercial Banks - 10.5%
	2,000,000	Bank of America Corp. 3.50%, 04/19/2026	1,995,672
	580,000	Bank of America NA 6.00%, 10/15/2036	721,145
	2,725,000	Bank of Nova Scotia 1.65%, 06/14/2019	2,712,658
	1,183,000	Barclays plc 4.38%, 01/12/2026	1,214,610
		Citigroup, Inc.
	405,000	2.70%, 03/30/2021	407,474
	8,000	6.88%, 06/01/2025	9,555
	1,430,000	8.13%, 07/15/2039	2,104,171
	1,448,000	Fifth Third Bancorp 2.25%, 06/14/2021	1,441,907
	422,000	Goldman Sachs Group, Inc. 2.63%, 04/25/2021	422,381
	1,345,000	HSBC Holdings plc 2.95%, 05/25/2021	1,359,499
	2,374,000	JP Morgan Chase & Co. 2.55%, 03/01/2021	2,385,250
		Morgan Stanley
	248,000	2.50%, 04/21/2021	247,160
	916,000	2.63%, 11/17/2021	913,625
	789,000	3.88%, 01/27/2026	806,652
	1,285,000	PNC Bank NA 2.15%, 04/29/2021	1,277,863
	834,000	UBS Group Funding Jersey Ltd. 3.00%, 04/15/2021(1)	839,702
	1,171,000	Wells Fargo & Co. 2.50%, 03/04/2021	1,174,381

			20,033,705

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 21.3% - (continued)
		Diversified Financial Services - 1.0%
$	1,967,000	American Express Credit Corp. 2.25%, 05/05/2021	$1,961,252

		Electric - 0.5%
	247,000	Dominion Resources, Inc. 1.60%, 08/15/2019	244,361
	660,000	Southern Co. 3.25%, 07/01/2026	642,396

			886,757

		Food - 0.2%
	398,000	Kraft Heinz Foods Co. 5.20%, 07/15/2045	420,705

		Insurance - 1.3%
	730,000	Aflac, Inc. 6.45%, 08/15/2040	964,282
		American International Group, Inc.
	725,000	3.30%, 03/01/2021	742,955
	755,000	3.90%, 04/01/2026	769,932

			2,477,169

		Oil & Gas - 2.2%
	1,402,000	BP Capital Markets plc 2.01%, 09/16/2021(2)	1,422,588
	990,000	Marathon Petroleum Corp. 4.75%, 09/15/2044	916,034
	1,845,000	Noble Energy, Inc. 3.90%, 11/15/2024	1,883,251

			4,221,873

		Pipelines - 2.0%
	791,000	Energy Transfer Partners L.P. 5.20%, 02/01/2022	856,216
	900,000	Enterprise Products Operating LLC 5.10%, 02/15/2045	962,557
	997,000	Kinder Morgan Energy Partners L.P. 5.80%, 03/15/2035	1,065,718
	901,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.60%, 11/01/2024	887,051

			3,771,542

		Real Estate Investment Trusts - 0.9%
	1,199,000	American Tower Corp. 3.30%, 02/15/2021	1,225,282
	462,000	Ventas Realty L.P. 3.13%, 06/15/2023	459,085

			1,684,367

		Telecommunications - 0.6%
	1,185,000	AT&T, Inc. 4.13%, 02/17/2026	1,207,424

		Total Corporate Bonds (cost $38,493,513)	$40,604,743

MUNICIPAL BONDS - 74.8%
		Arizona - 1.8%
	2,360,000	Salt River, AZ, Project Agricultural Improvement & Power Dist 5.00%, 01/01/2039	$2,502,190

The accompanying notes are an integral part of these financial statements.

92

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 74.8% - (continued)
		Arizona - 1.8% - (continued)
		Scottsdale, AZ, Municipal Property Corp.
$	100,000	5.00%, 07/01/2030	$123,661
	600,000	5.00%, 07/01/2034	745,254

			3,371,105

		California - 19.1%
	2,515,000	Bay Area, CA, Toll Auth Bridge Rev 5.00%, 04/01/2043	2,812,977
	220,000	California Educational Facs Auth 5.25%, 04/01/2040	288,158
	585,000	California Health Facs Financing Auth 5.00%, 11/01/2027(3)	721,089
	1,980,000	California Public Finance Auth 1.45%, 12/01/2019(2)	1,980,911
		California State Communities DA Rev
	475,000	1.25%, 08/01/2019(2)	474,824
	700,000	2.63%, 11/01/2033(2)	718,550
	500,000	California State, GO 6.00%, 11/01/2039	560,645
	20,000	East Side, CA, Union High School Dist GO 5.25%, 02/01/2024	24,406
		Escondido, CA, Union High School Dist GO
	2,000,000	0.00%, 08/01/2041(4)	688,540
	1,500,000	0.00%, 08/01/2046(4)	404,925
	50,000	Hacienda La Puente, CA, USD GO 5.00%, 08/01/2019	54,357
	400,000	Imperial Irrigation Dist Electric System Rev 5.13%, 11/01/2038	424,844
	105,000	Los Angeles, CA, Department of Water & Power 5.00%, 07/01/2039	109,530
		Los Angeles, CA, USD GO
	60,000	5.00%, 07/01/2019	65,131
	390,000	5.00%, 07/01/2022	436,086
	1,000,000	Merced Union High School Dist GO 0.00%, 08/01/2034(4)	511,130
	4,675,000	Moreno Valley, CA, USD GO 0.00%, 08/01/2025(4)	3,759,822
	2,820,000	Mount San Antonio, CA, Community College Dist 0.00%, 04/01/2022(4)	2,559,911
	315,000	Murrieta Valley, CA, USD Public FA GO 0.00%, 09/01/2020(4)	296,374
	200,000	North Orange County, CA, Community College Dist GO 0.00%, 08/01/2028(4)	142,460
	50,000	Orange, CA, Redevelopment Agency 5.00%, 09/01/2022	58,231
	4,600,000	Pasadena, CA, ISD GO 0.91%, 02/01/2035(2)	4,600,000
	300,000	Rialto, CA, USD GO 0.00%, 08/01/2029(4)	201,426
	345,000	Riverside County, CA, Transportation Commission 5.25%, 06/01/2039	403,695
	2,580,000	Sacramento, CA, Municipal Utility Dist 5.00%, 08/15/2041	2,922,314
	1,075,000	San Diego, CA, Community College Dist GO 5.00%, 08/01/2043	1,225,446
		San Diego, CA, USD GO
	3,445,000	0.00%, 07/01/2042(4)	1,262,386
	1,290,000	0.00%, 07/01/2043(4)	453,061

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 74.8% - (continued)
		California - 19.1% - (continued)
$	1,595,000	San Francisco, CA, Public Utilities Commission Water Rev 5.00%, 11/01/2041	$1,798,235
		San Joaquin County, CA, Transportation Auth
	140,000	4.00%, 03/01/2019	147,638
	315,000	6.00%, 03/01/2036	370,620
	100,000	Southern California Metropolitan Water Dist 5.75%, 07/01/2021	112,893
	3,710,000	State of California GO 5.00%, 08/01/2046	4,205,656
		University of California
	525,000	5.00%, 05/15/2038	599,655
	1,000,000	5.25%, 05/15/2039	1,084,742

			36,480,668

		Connecticut - 0.3%
	320,000	Connecticut State Health & Educational Facs Auth 5.00%, 07/01/2040	333,786
	290,000	Norwalk, CT, Housing Auth 1.25%, 08/01/2018(2)	289,968

			623,754

		District of Columbia - 0.5%
	230,000	District of Columbia Water & Sewer Auth 5.00%, 10/01/2044	257,924
	600,000	District of Columbia, GO 5.00%, 06/01/2032	709,656

			967,580

		Florida - 5.7%
	345,000	Florida Housing Finance Corp. 0.90%, 10/01/2017	344,890
	3,990,000	Florida State, JEA Electric System Rev 0.90%, 10/01/2036(2)	3,990,000
	1,200,000	Highlands County, FL, Health Facs Auth 0.89%, 11/15/2035(2)	1,200,000
	1,840,000	Miami-Dade County, FL, Transit System 5.00%, 07/01/2042	2,040,670
	1,945,000	Miami-Dade County, FL, Water & Sewer System Rev 5.00%, 10/01/2042	2,148,136
	1,200,000	State Board of Administration Finance Corp., FL 2.64%, 07/01/2021	1,209,276

			10,932,972

		Georgia - 0.3%
	75,000	Georgia State Road & Tollway Auth 5.00%, 10/01/2021	86,683
	420,000	Metropolitan Atlanta, GA, Rapid Transit Auth 5.25%, 07/01/2029	526,903

			613,586

		Illinois - 4.9%
	390,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	464,143
	1,060,000	Chicago, IL, O’Hare International Airport 5.25%, 01/01/2032	1,249,931
	1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,288,927
	135,000	City of Chicago, IL, GO 5.25%, 01/01/2020	144,677

The accompanying notes are an integral part of these financial statements.

93

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 74.8% - (continued)
		Illinois - 4.9% - (continued)
$	520,000	Illinois State Finance Auth Rev 5.00%, 11/15/2023	$612,305
	2,000,000	Illinois State Toll Highway Auth 0.92%, 01/01/2031(2)	2,000,000
	2,080,000	Illinois State, GO 5.00%, 06/01/2019	2,167,838
		Metropolitan Pier & Exposition Auth, IL
	770,000	0.00%, 12/15/2017(4)	760,236
	80,000	0.00%, 06/15/2020(4)	73,811
	1,445,000	0.00%, 06/15/2046(4)	358,013
	330,000	5.00%, 06/15/2050	342,606

			9,462,487

		Indiana - 0.1%
	225,000	Indiana Finance Auth 5.00%, 12/01/2019	246,998

		Louisiana - 0.1%
	255,000	Louisiana State Gasoline & Fuels Tax Rev 5.00%, 05/01/2045	276,838

		Massachusetts - 6.2%
		Commonwealth of Massachusetts, GO
	155,000	5.25%, 08/01/2022	183,776
	250,000	5.25%, 09/01/2024	307,222
		Massachusetts Bay Transportation Auth
	510,000	0.91%, 03/01/2030(2)	510,000
	190,000	5.25%, 07/01/2030	240,943
	45,000	5.25%, 07/01/2031	57,148
		Massachusetts Health & Educational Facs Auth
	3,475,000	0.90%, 07/01/2027(2)	3,475,000
	165,000	5.50%, 07/01/2032	218,277
	2,170,000	Massachusetts School Building Auth 5.00%, 10/15/2041	2,447,803
	350,000	Massachusetts Water Res. Auth 0.93%, 08/01/2037(2)	350,000
	4,000,000	University of Massachusetts 0.89%, 05/01/2038(2)	4,000,000

			11,790,169

		Michigan - 0.9%
	480,000	Michigan Finance Auth 5.00%, 08/01/2023	565,666
		Southgate, MI, Community School Dist GO
	255,000	5.00%, 05/01/2024	303,419
	350,000	5.00%, 05/01/2025	418,933
	320,000	State of Michigan 5.00%, 03/15/2027	385,520

			1,673,538

		Minnesota - 0.1%
	255,000	University of Minnesota 5.00%, 12/01/2019	280,069

		Missouri - 0.2%
	75,000	Ritenour, MO, Consolidated School Dist GO 5.00%, 03/01/2018	77,498
	250,000	Saint Louis County, MO, Reorganized School Dist GO 4.00%, 02/01/2019	255,847

			333,345

		Nevada - 1.8%
	2,000,000	Clark County, NV, Department of Aviation 0.90%, 07/01/2040(2)	2,000,000

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 74.8% - (continued)
		Nevada - 1.8% - (continued)
$	1,490,000	Nevada Housing Division 1.20%, 02/01/2019(2)	$1,489,270

			3,489,270

		New Jersey - 2.2%
	1,430,000	Garden State, NJ, Preservation Trust 5.75%, 11/01/2028	1,677,862
		New Jersey Transportation Trust Fund Auth
	360,000	5.00%, 06/15/2019	379,883
	100,000	5.25%, 12/15/2022	109,919
	685,000	5.50%, 12/15/2022	780,482
	1,000,000	New Jersey Turnpike Auth 5.00%, 01/01/2023	1,169,130

			4,117,276

		New Mexico - 0.4%
	690,000	County of Bernalilo, NM 1.40%, 03/01/2020(2)	689,993

		New York - 7.4%
	1,000,000	Housing Dev. Corp., NY 0.91%, 11/01/2048(2)	1,000,000
	610,000	Metropolitan Transportation Auth, NY 5.00%, 11/15/2021	705,550
		New York City, NY, Transitional Finance Auth
	4,200,000	0.92%, 02/15/2030(2)	4,200,000
	970,000	4.50%, 11/01/2019	1,050,927
	1,565,000	5.00%, 02/01/2034	1,782,973
		New York City, NY, Water & Sewer System
	1,400,000	0.89%, 06/15/2024(2)	1,400,000
	465,000	5.00%, 06/15/2027	502,326
	1,840,000	New York State Dormitory Auth Rev 5.00%, 10/01/2047	2,395,239
	860,000	New York State Environmental Facs Corp. 5.00%, 06/15/2026	1,065,927

			14,102,942

		North Carolina - 1.1%
	895,000	Charlotte, NC, Water & Sewer System Rev 0.88%, 07/01/2036(2)	895,000
		Raleigh, NC, Combined Enterprise System Rev
	70,000	5.00%, 03/01/2020	77,559
	50,000	5.00%, 03/01/2021	56,966
	875,000	Wake County, NC, GO 5.00%, 03/01/2024	1,060,377

			2,089,902

		Ohio - 6.4%
	340,000	Cincinnati, OH, City School Dist GO 5.25%, 12/01/2021	394,563
	4,100,000	Cleveland-Cuyahoga County, OH, Port Auth 0.89%, 01/01/2037(2)	4,100,000
	4,000,000	Franklin County, OH, Hospital Facs Rev 0.85%, 11/15/2033(2)	4,000,000
		Ohio State University
	5,000	5.00%, 12/01/2021	5,786
	115,000	5.00%, 12/01/2030	143,804
	125,000	5.00%, 12/01/2031	156,833
		Ohio Turnpike & Infrastructure Commission
	2,500,000	0.00%, 02/15/2036(4)	1,175,075
	2,355,000	0.00%, 02/15/2037(4)	1,053,038
	1,680,000	0.00%, 02/15/2038(4)	715,411

The accompanying notes are an integral part of these financial statements.

94

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 74.8% - (continued)
		Ohio - 6.4% - (continued)
$	1,395,000	0.00%, 02/15/2041(4)	$519,094

			12,263,604

		Oklahoma - 0.8%
	1,615,000	Oklahoma Housing Finance Agcy. 0.85%, 07/01/2019(2)	1,607,910

		Pennsylvania - 2.9%
	1,260,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032(3)	1,459,193
	2,040,000	Pennsylvania Convention Center Auth 6.00%, 09/01/2019	2,165,399
	1,895,000	Pennsylvania Housing Finance Agcy. 1.85%, 12/01/2019(2)	1,901,121

			5,525,713

		Rhode Island - 1.8%
	3,050,000	Rhode Island Health & Educational Building Corp. 7.00%, 05/15/2039	3,407,552

		South Carolina - 1.4%
	75,000	Charleston, SC, Waterworks & Sewer System Rev 5.00%, 01/01/2041	85,091
	1,345,000	SCAGO, SC, Educational Facs Corp. Pickens School Dist 5.00%, 12/01/2025	1,597,120
	815,000	South Carolina Public Service Auth 5.00%, 12/01/2022	916,834

			2,599,045

		Tennessee - 0.3%
	250,000	City of Johnson City, TN, GO 4.50%, 06/01/2021	267,625
	255,000	Knox County, TN, Health Educational & Housing Facs Board 4.00%, 04/01/2019	265,147
	25,000	Lincoln County, TN, GO 5.25%, 04/01/2018	25,984

			558,756

		Texas - 2.9%
	210,000	Dallas Area, TX, Rapid Transit 5.25%, 12/01/2030	264,249
	100,000	Fort Bend, TX, ISD GO 4.75%, 08/15/2034	103,905
		Frisco, TX, ISD GO
	125,000	5.00%, 08/15/2026	126,481
	370,000	5.00%, 08/15/2041	414,837
	330,000	Harris County, TX 5.00%, 08/15/2040	355,205
	45,000	Harris County, TX, Flood Control Dist 5.00%, 10/01/2024	50,576
	100,000	Harris County, TX, GO 5.00%, 10/01/2018	105,663
	460,000	Lower Colorado River Auth, TX 5.00%, 05/15/2022	506,847
	100,000	North East, TX, ISD GO 5.25%, 02/01/2027	124,727
		North Texas Tollway Auth Rev
	525,000	5.00%, 01/01/2024	620,240
	845,000	6.00%, 01/01/2028	912,215
	5,000	6.10%, 01/01/2028	5,405

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 74.8% - (continued)
		Texas - 2.9% - (continued)
		University of Texas
$	705,000	5.00%, 08/15/2022	$828,305
	480,000	5.25%, 07/01/2028	607,315
	460,000	Washington County, TX, Housing Corp. 1.50%, 01/01/2020(2)	460,713

			5,486,683

		Utah - 0.2%
	415,000	Utah Housing Corp. 1.20%, 04/01/2018	414,888

		Washington - 4.1%
	4,635,000	Energy Northwest Electric, WA 5.00%, 07/01/2027(3)	5,706,380
	290,000	King County, WA, Sewer Rev 5.00%, 01/01/2039	309,010
	1,815,000	Washington State Housing Finance Commission 1.35%, 04/01/2019	1,815,508

			7,830,898

		Wisconsin - 0.9%
		Wisconsin Health & Educational Facs Auth
	825,000	5.00%, 04/01/2032	952,529
	650,000	5.00%, 04/01/2033	746,304

			1,698,833

		Total Municipal Bonds (cost $135,920,935)	$142,936,374

U.S. GOVERNMENT SECURITIES - 1.0%
		U.S. Treasury Securities - 1.0%
		U.S. Treasury Notes - 1.0%
	450,000	1.00%, 11/30/2018	$448,418
	1,559,000	2.00%, 11/15/2026	1,521,121

			1,969,539

		Total U.S. Government Securities (cost $1,929,913)	$1,969,539

		Total Long-Term Investments (cost $178,184,121)	$187,362,696

SHORT-TERM INVESTMENTS - 5.6%
		Other Investment Pools & Funds - 5.6%
	10,616,035	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$10,616,035

		Total Short-Term Investments (cost $10,616,035)	$10,616,035

Total Investments (cost $188,800,156)^	103.7%	$197,978,731
Other Assets & Liabilities	(3.7)%	(7,039,914)

Total Net Assets	100.0%	$190,938,817

The accompanying notes are an integral part of these financial statements.

95

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$9,430,947
Unrealized Depreciation	(155,280)

Net Unrealized Appreciation	$9,275,667

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2017, the aggregate value of these securities was $2,691,742, which represented 1.4% of total net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2017.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,889,941 at April 30, 2017.

(4)	Security is a zero-coupon bond.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
ISD	Independent School District
PA	Port Authority
Rev	Revenue
USD	United School District

The accompanying notes are an integral part of these financial statements.

96

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$1,852,040	$—	$1,852,040	$—
Corporate Bonds	40,604,743	—	40,604,743	—
Municipal Bonds	142,936,374	—	142,936,374	—
U.S. Government Securities	1,969,539	—	1,969,539	—
Short-Term Investments	10,616,035	10,616,035	—	—

Total	$197,978,731	$10,616,035	$187,362,696	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

97

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 89.9%
	Automobiles & Components - 0.2%
7,116	Standard Motor Products, Inc.	$361,706

	Banks - 10.3%
23,889	Chemical Financial Corp.	1,133,533
4,477	First Citizens BancShares, Inc. Class A	1,558,265
79,859	First Horizon National Corp.	1,465,413
73,047	First Midwest Bancorp, Inc.	1,658,897
39,601	Heritage Financial Corp.	1,045,466
51,747	Kearny Financial Corp.	755,506
19,915	Lakeland Financial Corp.	909,319
34,490	PrivateBancorp, Inc.	1,992,487
16,188	Simmons First National Corp. Class A	884,674
49,262	United Community Banks, Inc.	1,347,316
37,081	Univest Corp. of Pennsylvania	1,123,554
20,594	Westamerica Bancorp	1,133,082
43,812	Western Alliance Bancorp*	2,098,595

		17,106,107

	Capital Goods - 10.8%
25,576	DigitalGlobe, Inc.*	823,547
12,834	Dycom Industries, Inc.*	1,356,041
30,939	ESCO Technologies, Inc.	1,820,760
21,935	Fortune Brands Home & Security, Inc.	1,398,137
50,621	Franklin Electric Co., Inc.	2,080,523
49,177	Generac Holdings, Inc.*	1,729,555
35,027	Hexcel Corp.	1,812,647
13,397	IDEX Corp.	1,403,470
64,573	Kornit Digital Ltd.*	1,297,917
12,800	MSC Industrial Direct Co., Inc. Class A	1,145,984
23,196	REV Group, Inc.	654,127
20,938	Simpson Manufacturing Co., Inc.	873,324
10,067	Valmont Industries, Inc.	1,533,708

		17,929,740

	Commercial & Professional Services - 3.5%
55,849	Advanced Disposal Services, Inc.*	1,328,089
12,177	Exponent, Inc.	744,624
12,431	HNI Corp.	581,274
57,892	Knoll, Inc.	1,387,092
9,323	Matthews International Corp. Class A	639,092
20,285	On Assignment, Inc.*	1,050,154

		5,730,325

	Consumer Durables & Apparel - 5.1%
41,005	Brunswick Corp.	2,327,034
17,815	Cavco Industries, Inc.*	2,115,531
13,611	Helen of Troy Ltd.*	1,279,434
18,773	Oxford Industries, Inc.	1,088,459
41,128	Steven Madden Ltd.*	1,564,920

		8,375,378

	Consumer Services - 5.7%
33,779	Cheesecake Factory, Inc.	2,167,261
4,744	Churchill Downs, Inc.	791,299
1,989	Graham Holdings Co. Class B	1,196,781
57,260	ILG, Inc.	1,380,538
11,373	Jack in the Box, Inc.	1,159,705
55,118	Red Rock Resorts, Inc. Class A	1,288,659
39,649	ServiceMaster Global Holdings, Inc.*	1,510,627

		9,494,870

	Diversified Financials - 2.1%
64,837	Compass Diversified Holdings	1,092,503

Shares or Principal Amount		Market Value†
COMMON STOCKS - 89.9% - (continued)
	Diversified Financials - 2.1% - (continued)
46,684	Donnelley Financial Solutions, Inc.*	$1,037,319
65,167	Golub Capital BDC, Inc.	1,323,542

		3,453,364

	Energy - 3.5%
37,937	Centennial Resource Development, Inc. Class A*	625,581
16,205	PDC Energy, Inc.*	895,002
104,521	ProPetro Holding Corp.*	1,416,260
34,142	RSP Permian, Inc.*	1,299,103
125,003	SRC Energy, Inc.*	942,523
17,898	World Fuel Services Corp.	659,183

		5,837,652

	Food & Staples Retailing - 0.8%
52,987	Performance Food Group Co.*	1,319,376

	Food, Beverage & Tobacco - 1.2%
60,024	Darling Ingredients, Inc.*	908,163
28,554	Hain Celestial Group, Inc.*	1,056,213

		1,964,376

	Health Care Equipment & Services - 5.0%
7,765	Cooper Cos., Inc.	1,555,562
9,065	Envision Healthcare Corp.*	507,912
25,779	HealthSouth Corp.	1,209,035
51,282	K2M Group Holdings, Inc.*	1,135,896
6,171	LifePoint Health, Inc.*	383,528
10,662	Masimo Corp.*	1,095,414
10,115	Patterson Cos., Inc.	450,016
17,859	Sientra, Inc.*	150,016
31,291	Teladoc, Inc.*	776,017
11,585	West Pharmaceutical Services, Inc.	1,066,168

		8,329,564

	Insurance - 4.3%
22,931	AMERISAFE, Inc.	1,319,679
28,599	Brown & Brown, Inc.	1,226,897
74,760	National General Holdings Corp.	1,700,042
26,591	ProAssurance Corp.	1,645,983
9,523	Reinsurance Group of America, Inc.	1,190,756

		7,083,357

	Materials - 3.4%
30,798	Ardagh Group S.A.*	660,001
10,434	Ashland Global Holdings, Inc.	1,288,599
4,668	Balchem Corp.	378,855
11,531	Compass Minerals International, Inc.	761,046
67,459	Multi Packaging Solutions International Ltd.*	1,210,889
29,531	Pretium Resources, Inc.*	292,652
26,554	Steel Dynamics, Inc.	959,662

		5,551,704

	Media - 2.4%
61,258	AMC Entertainment Holdings, Inc. Class A	1,856,117
39,466	Hemisphere Media Group, Inc.*	459,779
98,234	MDC Partners, Inc. Class A	879,194
50,224	Time, Inc.	763,405

		3,958,495

	Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
12,400	Akorn, Inc.*	414,780
6,036	Bio-Techne Corp.	646,335
79,830	Catalent, Inc.*	2,337,422
27,931	Flexion Therapeutics, Inc.*	570,072

The accompanying notes are an integral part of these financial statements.

98

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 89.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 8.2% - (continued)
23,120	INC Research Holdings, Inc. Class A*	$1,040,400
51,906	Otonomy, Inc.*	692,945
16,440	Pacira Pharmaceuticals, Inc.*	798,162
20,000	PAREXEL International Corp.*	1,276,600
66,633	Patheon N.V.*	1,793,094
15,826	Puma Biotechnology, Inc.*	642,536
34,815	Repligen Corp.*	1,280,844
75,475	VWR Corp.*	2,132,923

		13,626,113

	Real Estate - 4.9%
37,122	Douglas Emmett, Inc. REIT	1,398,386
13,842	Equity LifeStyle Properties, Inc. REIT	1,119,956
29,970	Gramercy Property Trust REIT	832,866
21,056	HFF, Inc. Class A REIT	661,158
61,579	Kennedy-Wilson Holdings, Inc. REIT	1,256,212
7,620	Mid-America Apartment Communities, Inc. REIT	755,980
65,437	Terreno Realty Corp. REIT	2,020,695

		8,045,253

	Semiconductors & Semiconductor Equipment - 4.5%
88,397	Entegris, Inc.*	2,192,246
48,056	Integrated Device Technology, Inc.*	1,152,863
35,856	MACOM Technology Solutions Holdings, Inc.*	1,752,641
113,463	ON Semiconductor Corp.*	1,608,905
23,478	Versum Materials, Inc.	751,766

		7,458,421

	Software & Services - 6.6%
20,449	Cadence Design Systems, Inc.*	666,024
42,462	CoreLogic, Inc.*	1,814,826
15,157	EPAM Systems, Inc.*	1,167,089
34,959	Fortinet, Inc.*	1,363,401
22,584	Leidos Holdings, Inc.	1,189,273
100,651	Match Group, Inc.*	1,875,128
21,611	PTC, Inc.*	1,168,075
11,515	Verint Systems, Inc.*	452,540
32,791	Yelp, Inc.*	1,161,129

		10,857,485

	Technology Hardware & Equipment - 2.5%
10,929	Acacia Communications, Inc.*	500,985
62,662	Ciena Corp.*	1,435,587
42,306	Fabrinet*	1,466,749
9,189	OSI Systems, Inc.*	711,229

		4,114,550

	Transportation - 2.0%
15,389	Allegiant Travel Co.	2,237,561
15,838	Ryder System, Inc.	1,075,558

		3,313,119

	Utilities - 2.9%
25,222	IDACORP, Inc.	2,131,763
13,817	Portland General Electric Co.	626,463
9,670	SJW Corp.	472,283
25,225	Vectren Corp.	1,498,870

		4,729,379

	Total Common Stocks (cost $114,566,198)	$148,640,334

Shares or Principal Amount		Market Value†
EXCHANGE TRADED FUNDS - 2.4%
	Other Investment Pools & Funds - 2.4%
28,454	iShares Russell 2000 ETF	$3,956,813

	Total Exchange Traded Funds (cost $3,856,559)	$3,956,813

	Total Long-Term Investments (cost $118,422,757)	$152,597,147

SHORT-TERM INVESTMENTS - 10.5%
	Other Investment Pools & Funds - 10.5%
17,326,524	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$17,326,524

	Total Short-Term Investments (cost $17,326,524)	$17,326,524

Total Investments (cost $135,749,281)^	102.8%	$169,923,671
Other Assets and Liabilities	(2.8)%	(4,578,094)

Total Net Assets	100.0%	$165,345,577

The accompanying notes are an integral part of these financial statements.

99

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$35,126,086
Unrealized Depreciation	(951,696)

Net Unrealized Appreciation	$34,174,390

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

100

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$361,706	$361,706	$—	$—
Banks	17,106,107	17,106,107	—	—
Capital Goods	17,929,740	17,929,740	—	—
Commercial & Professional Services	5,730,325	5,730,325	—	—
Consumer Durables & Apparel	8,375,378	8,375,378	—	—
Consumer Services	9,494,870	9,494,870	—	—
Diversified Financials	3,453,364	3,453,364	—	—
Energy	5,837,652	5,837,652	—	—
Food & Staples Retailing	1,319,376	1,319,376	—	—
Food, Beverage & Tobacco	1,964,376	1,964,376	—	—
Health Care Equipment & Services	8,329,564	8,329,564	—	—
Insurance	7,083,357	7,083,357	—	—
Materials	5,551,704	5,551,704	—	—
Media	3,958,495	3,958,495	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,626,113	13,626,113	—	—
Real Estate	8,045,253	8,045,253	—	—
Semiconductors & Semiconductor Equipment	7,458,421	7,458,421	—	—
Software & Services	10,857,485	10,857,485	—	—
Technology Hardware & Equipment	4,114,550	4,114,550	—	—
Transportation	3,313,119	3,313,119	—	—
Utilities	4,729,379	4,729,379	—	—
Exchange Traded Funds	3,956,813	3,956,813	—	—
Short-Term Investments	17,326,524	17,326,524	—	—

Total	$169,923,671	$169,923,671	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

101

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 86.6%
	Automobiles & Components - 1.1%
154,067	BorgWarner, Inc.	$6,513,953

	Banks - 7.9%
98,165	Chemical Financial Corp.	4,657,929
47,961	Commerce Bancshares, Inc.	2,635,457
46,602	East West Bancorp, Inc.	2,529,090
58,410	FCB Financial Holdings, Inc. Class A*	2,759,872
303,453	First Horizon National Corp.	5,568,363
34,123	First Republic Bank	3,155,013
103,597	PrivateBancorp, Inc.	5,984,799
120,454	United Community Banks, Inc.	3,294,417
49,905	Webster Financial Corp.	2,535,673
58,462	Westamerica Bancorp	3,216,579
123,702	Western Alliance Bancorp*	5,925,326
70,322	Zions Bancorp	2,814,990

		45,077,508

	Capital Goods - 12.0%
93,239	AGCO Corp.	5,966,364
226,064	Allison Transmission Holdings, Inc.	8,744,156
72,800	Carlisle Cos., Inc.	7,381,192
64,006	DigitalGlobe, Inc.*	2,060,993
33,044	Dycom Industries, Inc.*	3,491,429
68,327	Fortune Brands Home & Security, Inc.	4,355,163
114,179	Hexcel Corp.	5,908,763
71,794	IDEX Corp.	7,521,139
44,903	Lennox International, Inc.	7,426,507
36,360	MSC Industrial Direct Co., Inc. Class A	3,255,311
51,818	Owens Corning	3,153,125
33,477	Snap-on, Inc.	5,608,402
22,519	Valmont Industries, Inc.	3,430,770

		68,303,314

	Commercial & Professional Services - 4.8%
228,387	KAR Auction Services, Inc.	9,962,241
166,596	Rollins, Inc.	6,468,923
52,539	Stericycle, Inc.*	4,483,678
33,524	Verisk Analytics, Inc. Class A*	2,776,122
42,495	Waste Connections, Inc.	3,910,390

		27,601,354

	Consumer Durables & Apparel - 2.8%
147,265	Brunswick Corp.	8,357,289
72,921	PVH Corp.	7,367,208

		15,724,497

	Consumer Services - 3.5%
355,018	Aramark	12,965,257
6,244	Graham Holdings Co. Class B	3,757,015
12,837	Jack in the Box, Inc.	1,308,989
54,274	ServiceMaster Global Holdings, Inc.*	2,067,840

		20,099,101

	Diversified Financials - 1.9%
27,598	Affiliated Managers Group, Inc.	4,569,953
106,819	Ares Capital Corp.	1,880,015
61,741	Raymond James Financial, Inc.	4,600,939

		11,050,907

	Energy - 3.0%
17,271	Core Laboratories N.V.	1,913,972
224,023	Gulfport Energy Corp.*	3,557,485
69,568	Helmerich & Payne, Inc.	4,218,604

Shares or Principal Amount		Market Value†
COMMON STOCKS - 86.6% - (continued)
	Energy - 3.0% - (continued)
10,393	Matador Resources Co.*	$225,320
69,739	Newfield Exploration Co.*	2,414,364
40,350	PDC Energy, Inc.*	2,228,531
138,072	RPC, Inc.	2,508,768

		17,067,044

	Food & Staples Retailing - 0.8%
186,902	Performance Food Group Co.*	4,653,860

	Food, Beverage & Tobacco - 0.6%
84,760	Hain Celestial Group, Inc.*	3,135,272

	Health Care Equipment & Services - 6.6%
106,605	Acadia Healthcare Co., Inc.*	4,645,846
43,290	Cooper Cos., Inc.	8,672,286
117,457	DENTSPLY SIRONA, Inc.	7,427,981
35,915	Envision Healthcare Corp.*	2,012,317
29,924	Henry Schein, Inc.*	5,200,791
52,991	K2M Group Holdings, Inc.*	1,173,751
14,367	Masimo Corp.*	1,476,066
31,865	Universal Health Services, Inc. Class B	3,848,017
32,404	West Pharmaceutical Services, Inc.	2,982,140

		37,439,195

	Household & Personal Products - 1.6%
64,549	Spectrum Brands Holdings, Inc.	9,277,628

	Insurance - 4.6%
112,197	Arthur J Gallagher & Co.	6,261,715
78,851	Brown & Brown, Inc.	3,382,708
70,320	ProAssurance Corp.	4,352,808
54,889	Reinsurance Group of America, Inc.	6,863,320
65,979	Torchmark Corp.	5,061,249

		25,921,800

	Materials - 2.6%
35,792	Ashland Global Holdings, Inc.	4,420,312
20,104	Packaging Corp. of America	1,985,873
26,535	Reliance Steel & Aluminum Co.	2,091,489
141,654	Sealed Air Corp.	6,235,609

		14,733,283

	Media - 1.0%
1,838	Cable One, Inc.	1,253,259
178,954	TEGNA, Inc.	4,559,748

		5,813,007

	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
60,602	Akorn, Inc.*	2,027,137
358,322	Catalent, Inc.*	10,491,668
61,272	Pacira Pharmaceuticals, Inc.*	2,974,756
30,541	PAREXEL International Corp.*	1,949,432
106,794	PerkinElmer, Inc.	6,344,631
49,778	Puma Biotechnology, Inc.*	2,020,987
299,900	VWR Corp.*	8,475,174

		34,283,785

	Real Estate - 5.6%
24,819	Alexandria Real Estate Equities, Inc. REIT	2,792,386
97,952	Douglas Emmett, Inc. REIT	3,689,852
64,643	Equity LifeStyle Properties, Inc. REIT	5,230,265
89,757	Gramercy Property Trust REIT	2,494,347
72,716	Lamar Advertising Co. Class A, REIT	5,240,642
54,886	Mid-America Apartment Communities, Inc. REIT	5,445,240

The accompanying notes are an integral part of these financial statements.

102

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 86.6% - (continued)
	Real Estate - 5.6% - (continued)
55,909	SBA Communications Corp. REIT*	$7,071,929

		31,964,661

	Retailing - 3.0%
86,657	Advance Auto Parts, Inc.	12,317,426
21,366	Liberty Expedia Holdings, Inc. Class A*	1,032,191
25,816	Liberty Ventures Series A*	1,390,192
46,460	Nordstrom, Inc.	2,242,624

		16,982,433

	Semiconductors & Semiconductor Equipment - 2.1%
142,366	Integrated Device Technology, Inc.*	3,415,360
39,965	Microchip Technology, Inc.	3,020,555
396,640	ON Semiconductor Corp.*	5,624,355

		12,060,270

	Software & Services - 8.6%
90,132	Cadence Design Systems, Inc.*	2,935,599
119,842	CoreLogic, Inc.*	5,122,047
35,393	Gartner, Inc. Class A*	4,037,987
55,762	Genpact Ltd.	1,361,708
111,202	Leidos Holdings, Inc.	5,855,897
310,267	Match Group, Inc.*	5,780,274
72,832	PTC, Inc.*	3,936,570
195,109	Sabre Corp.	4,567,502
47,812	Synopsys, Inc.*	3,523,744
107,549	Vantiv, Inc. Class A*	6,672,340
58,895	VeriSign, Inc.*	5,236,944

		49,030,612

	Technology Hardware & Equipment - 1.8%
60,087	Arrow Electronics, Inc.*	4,236,133
204,334	Ciena Corp.*	4,681,292
150,528	Viavi Solutions, Inc.*	1,505,280

		10,422,705

	Transportation - 1.8%
28,550	Kirby Corp.*	2,015,630
45,016	Ryder System, Inc.	3,057,036
89,058	Spirit Airlines, Inc.*	5,100,352

		10,173,018

	Utilities - 2.9%
73,172	Alliant Energy Corp.	2,877,123
44,262	IDACORP, Inc.	3,741,024
59,189	Portland General Electric Co.	2,683,629
59,557	Vectren Corp.	3,538,877
69,956	Westar Energy, Inc.	3,639,811

		16,480,464

	Total Common Stocks (cost $450,594,744)	$493,809,671

EXCHANGE TRADED FUNDS - 4.8%
	Other Investment Pools & Funds - 4.8%
79,753	iShares Russell 2000 ETF	11,090,452
86,172	iShares Russell Mid-Cap ETF	$16,256,348

		27,346,800

	Total Exchange Traded Funds (cost $26,328,073)	$27,346,800

	Total Long-Term Investments (cost $476,922,817)	$521,156,471

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 9.0%
	Other Investment Pools & Funds - 9.0%
51,356,061	Morgan Stanley Treasury Securities Portfolio, Institutional Class	$51,356,061

	Total Short-Term Investments (cost $51,356,061)	$51,356,061

Total Investments (cost $528,278,878)^	100.4%	$572,512,532
Other Assets and Liabilities	(0.4)%	(2,122,931)

Total Net Assets	100.0%	$570,389,601

The accompanying notes are an integral part of these financial statements.

103

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$49,631,456
Unrealized Depreciation	(5,397,802)

Net Unrealized Appreciation	$44,233,654

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

104

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

April 30, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$6,513,953	$6,513,953	$—	$—
Banks	45,077,508	45,077,508	—	—
Capital Goods	68,303,314	68,303,314	—	—
Commercial & Professional Services	27,601,354	27,601,354	—	—
Consumer Durables & Apparel	15,724,497	15,724,497	—	—
Consumer Services	20,099,101	20,099,101	—	—
Diversified Financials	11,050,907	11,050,907	—	—
Energy	17,067,044	17,067,044	—	—
Food & Staples Retailing	4,653,860	4,653,860	—	—
Food, Beverage & Tobacco	3,135,272	3,135,272	—	—
Health Care Equipment & Services	37,439,195	37,439,195	—	—
Household & Personal Products	9,277,628	9,277,628	—	—
Insurance	25,921,800	25,921,800	—	—
Materials	14,733,283	14,733,283	—	—
Media	5,813,007	5,813,007	—	—
Pharmaceuticals, Biotechnology & Life Sciences	34,283,785	34,283,785	—	—
Real Estate	31,964,661	31,964,661	—	—
Retailing	16,982,433	16,982,433	—	—
Semiconductors & Semiconductor Equipment	12,060,270	12,060,270	—	—
Software & Services	49,030,612	49,030,612	—	—
Technology Hardware & Equipment	10,422,705	10,422,705	—	—
Transportation	10,173,018	10,173,018	—	—
Utilities	16,480,464	16,480,464	—	—
Exchange Traded Funds	27,346,800	27,346,800	—	—
Short-Term Investments	51,356,061	51,356,061	—	—

Total	$572,512,532	$572,512,532	$—	$—

(1)	For the six-month period ended April 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

105

Hartford Schroders Funds

Statements of Assets and Liabilities

April 30, 2017 (Unaudited)

	Hartford Schroders Emerging Markets Debt and Currency Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund
Assets:
Investments in securities, at market value	$81,593,640	$2,292,731,156	$66,158,356
Investments in affiliated investment companies, at market value	—	—	—
Cash collateral due from broker	—	—	—
Foreign currency	856,645	21,034,203	56,521
Unrealized appreciation on OTC swap contracts	—	—	—
Unrealized appreciation on foreign currency contracts	592,160	—	155,429
Receivables:
Investment securities sold	830,969	9,336,089	3,133,482
Fund shares sold	13,698	3,057,081	4,080
Dividends and interest	1,127,009	3,619,209	1,087,551
Variation margin on financial derivative instruments	—	—	70,201
OTC swap premiums paid	—	—	257,102
Other assets	60,355	3,449,208	61,379

Total assets	85,074,476	2,333,226,946	70,984,101

Liabilities:
Unrealized depreciation on foreign currency contracts	709,385	—	71,650
Bank overdraft	—	—	2,718
Unrealized depreciation on OTC swap contracts	—	—	72,222
Payables:
Investment securities purchased	—	9,524,967	3,124,760
Fund shares redeemed	222,518	963,707	273,343
Investment management fees	65,491	1,893,428	37,908
Transfer agent fees	7,959	75,731	1,281
Accounting services fees	965	33,342	975
Variation margin on financial derivative instruments	—	—	—
Foreign taxes	36,671	1,699,500	23,889
Distribution fees	596	9,661	442
Written options	—	—	—
Accrued expenses	55,140	212,062	41,872
OTC swap premiums received	—	—	6,446

Total liabilities	1,098,725	14,412,398	3,657,506

Net assets	$83,975,751	$2,318,814,548	$67,326,595

Summary of Net Assets:
Capital stock and paid-in-capital	$83,257,907	$2,135,786,012	$66,099,918
Undistributed (distributions in excess of) net investment income	1,003,782	(2,178,492)	269,367
Accumulated net realized gain (loss)	(3,012,532)	(280,816,763)	(664,555)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	2,726,594	466,023,791	1,621,865

Net assets	$83,975,751	$2,318,814,548	$67,326,595

Shares authorized	410,000,000	730,000,000	600,000,000

Par value	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$10.40	$13.80	$9.81

Maximum offering price per share	$10.89	$14.60	$10.27

Shares outstanding	276,372	3,182,303	214,480

Net Assets	$2,873,345	$43,902,306	$2,103,025

Class C: Net asset value per share	$10.34	$13.72	$9.78

Shares outstanding	1,102	89,959	3,800

Net Assets	$11,396	$1,234,016	$37,167

The accompanying notes are an integral part of these financial statements.

106

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

Hartford Schroders Global Strategic Bond Fund	Hartford Schroders Income Builder Fund

$55,034,580	$26,363,736
26,699	523,975
1,233,569	—
236,548	50,958
68,413	—
4,213,855	171,030

232,459	233,330
4,740	170
447,346	230,570
770,205	318,630
19,660	—
77,594	71,161

62,365,668	27,963,560

4,165,463	306,857
17,828	81,350
55,901	—

35,762	989,207
—	500
31,420	15,162
698	871
857	390
29,350	—
—	7,734
31	506
74,232	44,335
29,303	39,736
24,802	—

4,465,647	1,486,648

$57,900,021	$26,476,912

$64,647,291	$30,543,194
(246,506)	(2,234)
(6,094,308)	(4,656,781)
(406,456)	592,733

$57,900,021	$26,476,912

600,000,000	600,000,000

$0.0001	$0.0001

$9.03	$8.68

$9.46	$9.09

12,612	270,310

$113,919	$2,346,615

$9.07	$8.68

1,111	7,976

$10,074	$69,227

The accompanying notes are an integral part of these financial statements.

107

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	Hartford Schroders Emerging Markets Debt and Currency Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund
Class I: Net asset value per share	$10.40	$13.77	$9.79

Shares outstanding	6,944,337	116,911,630	1,073,004

Net Assets	$72,208,117	$1,610,262,088	$10,506,824

Class R3: Net asset value per share	$—	$13.76	$9.79

Shares outstanding	—	795	1,052

Net Assets	$—	$10,945	$10,302

Class R4: Net asset value per share	$—	$13.76	$9.80

Shares outstanding	—	8,372	1,053

Net Assets	$—	$115,217	$10,312

Class R5: Net asset value per share	$—	$13.77	$9.79

Shares outstanding	—	796	1,054

Net Assets	$—	$10,966	$10,319

Class Y: Net asset value per share	$10.40	$13.79	$9.79

Shares outstanding	976	168,437	1,054

Net Assets	$10,145	$2,321,903	$10,327

Class F: Net asset value per share	$10.39	$13.77	$9.79

Shares outstanding	978	1,936,433	1,046

Net Assets	$10,161	$26,665,153	$10,241

Class SDR: Net asset value per share	$10.43	$13.79	$9.80

Shares outstanding	849,807	45,983,223	5,571,954

Net Assets	$8,862,587	$634,291,954	$54,628,078

Cost of investments	$78,720,479	$1,826,401,426	$64,529,334
Cost of investments in affiliated investment companies	$—	$—	$—
Cost of foreign currency	$858,719	$20,916,101	$56,727
Proceeds of written option contracts	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

108

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

Hartford Schroders Global Strategic Bond Fund	Hartford Schroders Income Builder Fund
$9.08	$8.69

1,150	376,499

$10,443	$3,272,005

$9.08	$8.69

1,113	1,190

$10,101	$10,340

$9.08	$8.69

1,114	1,192

$10,112	$10,350

$9.08	$8.69

1,115	1,193

$10,122	$10,365

$9.08	$8.68

1,115	1,194

$10,126	$10,366

$9.08	$8.69

1,109	1,159

$10,071	$10,068

$8.99	$8.69

6,420,476	2,386,373

$57,715,053	$20,737,576

$55,053,857	$25,858,329
$26,974	$502,364
$234,550	$50,421
$85,894	$216,907

The accompanying notes are an integral part of these financial statements.

109

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Tax-Aware Bond Fund
Assets:
Investments in securities, at market value	$754,480,570	$165,155,288	$197,978,731
Cash	47,769	—	—
Foreign currency	749,559	54,535	—
Unrealized appreciation on foreign currency contracts	20,904	—	—
Receivables:
Investment securities sold	3,194,355	885,913	—
Fund shares sold	2,983,841	131,234	658,085
Dividends and interest	3,042,801	936,971	1,392,688
Variation margin on financial derivative instruments	403,436	—	—
Other assets	501,903	181,516	107,132

Total assets	765,425,138	167,345,457	200,136,636

Liabilities:
Unrealized depreciation on foreign currency contracts	93,730	—	—
Payables:
Investment securities purchased	8,553,899	1,100,769	7,889,940
Fund shares redeemed	394,314	200,103	1,186,787
Investment management fees	448,050	99,690	70,500
Transfer agent fees	3,772	22,156	902
Accounting services fees	10,474	2,393	2,193
Foreign taxes	199,922	76,740	—
Distribution fees	10,147	806	3,872
Accrued expenses	99,649	64,769	43,625

Total liabilities	9,813,957	1,567,426	9,197,819

Net assets	$755,611,181	$165,778,031	$190,938,817

Summary of Net Assets:
Capital stock and paid-in-capital	$719,417,171	$151,972,738	$181,419,263
Undistributed (distributions in excess of) net investment income	2,401,975	873,549	74,003
Accumulated net realized gain (loss)	(14,734,692)	(12,688,359)	266,976
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	48,526,727	25,620,103	9,178,575

Net assets	$755,611,181	$165,778,031	$190,938,817

Shares authorized	680,000,000	610,000,000	410,000,000

Par value	$0.0001	$0.0001	$0.0001

Class A: Net asset value per share	$9.47	$11.96	$10.95

Maximum offering price per share	$10.02	$12.66	$11.47

Shares outstanding	3,392,805	321,906	1,035,768

Net Assets	$32,140,436	$3,851,463	$11,343,991

Class C: Net asset value per share	$9.43	$11.56	$10.94

Shares outstanding	561,457	3,349	194,969

Net Assets	$5,291,763	$38,700	$2,132,921

Class I: Net asset value per share	$9.47	$11.58	$10.97

Shares outstanding	41,989,078	7,651,039	10,363,598

Net Assets	$397,517,429	$88,623,335	$113,640,302

Class R3: Net asset value per share	$9.45	$11.58	$—

Shares outstanding	6,009	956	—

Net Assets	$56,802	$11,067	$—

Class R4: Net asset value per share	$9.46	$11.59	$—

Shares outstanding	1,169	956	—

Net Assets	$11,061	$11,078	$—

The accompanying notes are an integral part of these financial statements.

110

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

Hartford Schroders US Small Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund

$169,923,671	$572,512,532
—	—
—	—
—	—

2,290,749	2,237,220
358,845	3,246,607
26,844	127,858
—	—
114,136	171,603

172,714,245	578,295,820

—	—

7,168,947	6,287,072
30,635	1,144,385
118,053	384,391
551	—
1,836	6,331
—	—
4,713	38,934
43,933	45,106

7,368,668	7,906,219

$165,345,577	$570,389,601

$120,946,074	$523,496,597
(347,061)	39,303
10,572,174	2,620,047
34,174,390	44,233,654

$165,345,577	$570,389,601

600,000,000	600,000,000

$0.0001	$0.0001

$25.89	$13.13

$27.40	$13.89

502,957	7,208,119

$13,022,701	$94,639,097

$26.78	$13.55

102,644	1,982,202

$2,748,828	$26,867,501

$26.92	$13.63

5,255,555	32,224,318

$141,503,726	$439,172,115

$26.89	$13.59

371	8,123

$9,975	$110,370

$26.90	$13.61

371	5,416

$9,980	$73,708

The accompanying notes are an integral part of these financial statements.

111

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Tax-Aware Bond Fund
Class R5: Net asset value per share	$9.46	$11.59	$—

Shares outstanding	25,441	957	—

Net Assets	$240,723	$11,089	$—

Class Y: Net asset value per share	$9.48	$11.60	$10.97

Shares outstanding	958,270	957	905

Net Assets	$9,079,970	$11,094	$9,927

Class F: Net asset value per share	$9.47	$11.58	$10.97

Shares outstanding	4,772,447	920	918

Net Assets	$45,202,755	$10,654	$10,069

Class SDR: Net asset value per share	$9.46	$11.59	$10.96

Shares outstanding	28,123,147	6,314,221	5,821,219

Net Assets	$266,070,242	$73,209,551	$63,801,607

Cost of investments	$706,067,375	$139,497,148	$188,800,156
Cost of foreign currency	$749,455	$54,422	$—

The accompanying notes are an integral part of these financial statements.

112

Hartford Schroders Funds

Statements of Assets and Liabilities – (continued)

April 30, 2017 (Unaudited)

Hartford Schroders US Small Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund
$26.91	$13.62

529	1,447

$14,244	$19,706

$26.93	$13.63

12,650	23,174

$340,620	$315,815

$26.93	$13.63

373	734

$10,055	$9,999

$26.97	$13.65

284,961	672,535

$7,685,448	$9,181,290

$135,749,281	$528,278,878
$—	$—

The accompanying notes are an integral part of these financial statements.

113

Hartford Schroders Funds

Statements of Operations

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	Hartford Schroders Emerging Markets Debt and Currency Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders Emerging Markets Multi- Sector Bond Fund
Investment Income:
Dividends	$—	$14,042,846	$—
Dividends from affiliated investment companies	—	679,450	—
Interest	1,681,251	42,318	2,126,448
Less: Foreign tax withheld	(38,372)	(2,438,514)	(31,786)

Total investment income, net	1,642,879	12,326,100	2,094,662

Expenses:
Investment management fees	385,940	9,592,883	214,442
Administrative services fees
Class R3	—	10	10
Class R4	—	27	7
Class R5	—	5	5
Transfer agent fees
Class A	2,687	36,155	356
Class C	—	86	1
Class I	34,955	1,376,183	3,284
Class R3	—	—	—
Class R4	—	—	—
Class R5	—	—	—
Class Y	—	13	—
Class F	—	—	—
Class SDR	20	289	49
Distribution fees
Class A	2,877	48,328	2,187
Class C	49	1,963	69
Class R3	—	25	24
Class R4	—	45	12
Custodian fees	4,394	86,663	4,121
Registration and filing fees	21,416	175,349	27,945
Accounting services fees	5,688	168,209	5,514
Board of Directors’ fees	1,366	26,479	973
Audit fees	16,198	26,309	15,206
Other expenses	10,794	107,573	5,564

Total expenses (before waivers and fees paid indirectly)	486,384	11,646,594	279,769

Expense waivers	(38,867)	(375,092)	(43,889)
Distribution fee reimbursements	(2)	(76)	(30)

Total waivers and fees paid indirectly	(38,869)	(375,168)	(43,919)

Total expenses, net	447,515	11,271,426	235,850

Net Investment Income (Loss)	1,195,364	1,054,674	1,858,812

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Capital gain distributions received from underlying funds	—	551,226	—
Net realized gain (loss) on investments	(1,831,088)	(21,068,766)	739,350
Less: Foreign taxes paid on realized capital gains	—	(263,302)	—
Net realized gain (loss) on investments in affiliated investment companies	—	3,064,691	—
Net realized gain (loss) on purchased options contracts	—	—	—
Net realized gain (loss) on futures contracts	—	—	31,103
Net realized gain (loss) on written options contracts	—	—	—
Net realized gain (loss) on swap contracts	—	—	92,240
Net realized gain (loss) on foreign currency contracts	249,274	—	47,164
Net realized gain (loss) on other foreign currency transactions	51,002	(249,617)	(40,508)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(1,530,812)	(17,965,768)	869,349

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	1,997,897	226,544,641	(115,958)
Net unrealized appreciation (depreciation) of investments in affiliated investment companies	—	(2,443,436)	—
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	—
Net unrealized appreciation (depreciation) of futures contracts	—	—	6,160
Net unrealized appreciation (depreciation) of written options contracts	—	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	—	(72,834)
Net unrealized appreciation (depreciation) of foreign currency contracts	(22,737)	—	46,469
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	95,429	117,609	1,052

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	2,070,589	224,218,814	(135,111)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	539,777	206,253,046	734,238

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,735,141	$207,307,720	$2,593,050

The accompanying notes are an integral part of these financial statements.

114

Hartford Schroders Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

Hartford Schroders Global Strategic Bond Fund	Hartford Schroders Income Builder Fund

$—	$158,400
—	—
860,561	356,503
(2,150)	(13,927)

858,411	500,976

219,627	91,264

10	10
7	8
5	5

70	991
—	—
11	1,345
—	—
—	—
—	—
—	—
—	—
39	20

126	3,043
50	70
25	25
12	13
3,404	2,827
34,048	30,220
5,990	2,347
1,153	428
13,470	13,858
5,655	4,806

283,702	151,280

(70,413)	(54,525)
(19)	(19)

(70,432)	(54,544)

213,270	96,736

645,141	404,240

—	—
(1,848,804)	147,046
—	(176)
—	28,103
(128,193)	(308,361)
1,490,738	26,514
282,085	65,459
(562,236)	—
223,404	79,244
28,165	(13,066)

(514,841)	24,763

1,979,440	817,486
(209)	21,612
53,203	(200,905)
(403,540)	7,576
(35,360)	172,572
(91,792)	—
(624,387)	(138,389)
7,154	1,891

884,509	681,843

369,668	706,606

$1,014,809	$1,110,846

The accompanying notes are an integral part of these financial statements.

115

Hartford Schroders Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund	Hartford Schroders Tax-Aware Bond Fund
Investment Income:
Dividends	$9,575,553	$1,858,183	$—
Interest	43,865	4,708	2,314,382
Less: Foreign tax withheld	(905,858)	(186,716)	—

Total investment income, net	8,713,560	1,676,175	2,314,382

Expenses:
Investment management fees	2,214,230	570,396	380,605
Administrative services fees
Class R3	30	10	—
Class R4	8	8	—
Class R5	11	5	—
Transfer agent fees
Class A	12,866	3,390	4,078
Class C	519	—	79
Class I	74,960	80,557	17,292
Class R3	1	—	—
Class R4	—	—	—
Class R5	—	—	—
Class Y	144	—	—
Class F	—	—	—
Class SDR	2,046	20	159
Distribution fees
Class A	31,042	4,107	12,625
Class C	10,268	67	3,906
Class R3	76	25	—
Class R4	13	13	—
Custodian fees	12,506	6,015	257
Registration and filing fees	79,416	44,224	42,900
Accounting services fees	51,761	13,689	11,841
Board of Directors’ fees	7,514	2,703	2,600
Audit fees	18,489	16,721	13,470
Other expenses	31,861	18,017	11,639

Total expenses (before waivers and fees paid indirectly)	2,547,761	759,967	501,451

Expense waivers	(255,897)	(83,552)	(96,023)
Distribution fee reimbursements	(20)	(19)	(89)

Total waivers and fees paid indirectly	(255,917)	(83,571)	(96,112)

Total expenses, net	2,291,844	676,396	405,339

Net Investment Income (Loss)	6,421,716	999,779	1,909,043

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	6,572,640	(1,542,826)	(283,728)
Net realized gain (loss) on futures contracts	362,169	—	573,852
Net realized gain (loss) on foreign currency contracts	(263,602)	—	—
Net realized gain (loss) on other foreign currency transactions	(114,016)	(116,120)	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	6,557,191	(1,658,946)	290,124

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	50,481,528	16,069,526	(2,693,987)
Net unrealized appreciation (depreciation) of futures contracts	317,919	—	(98,944)
Net unrealized appreciation (depreciation) of foreign currency contracts	263,207	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	18,881	46,178	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	51,081,535	16,115,704	(2,792,931)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	57,638,726	14,456,758	(2,502,807)

Net Increase (Decrease) in Net Assets Resulting from Operations	$64,060,442	$15,456,537	$(593,764)

The accompanying notes are an integral part of these financial statements.

116

Hartford Schroders Funds

Statements of Operations – (continued)

For the Six-Month Period Ended April 30, 2017 (Unaudited)

Hartford Schroders US Small Cap Opportunities Fund	Hartford Schroders US Small/Mid Cap Opportunities Fund

$953,843	$2,289,084
24,473	83,610
—	(3,907)

978,316	2,368,787

664,226	1,668,652

10	53
8	22
7	11

4,743	29,728
525	4,150
28,238	111,169
—	4
—	7
6	6
1	—
—	—
39	20

9,492	81,588
6,839	55,601
26	133
13	36
194	280
40,069	64,641
10,333	27,484
2,191	3,984
9,318	9,291
15,252	25,153

791,530	2,082,013

(39,134)	(31,778)
(122)	(294)

(39,256)	(32,072)

752,274	2,049,941

226,042	318,846

10,592,199	3,341,319
(38,057)	—
—	—
—	—

10,554,142	3,341,319

8,642,924	28,619,323
—	—
—	—
—	—

8,642,924	28,619,323

19,197,066	31,960,642

$19,423,108	$32,279,488

The accompanying notes are an integral part of these financial statements.

117

Hartford Schroders Funds

Statements of Changes in Net Assets

	Hartford Schroders Emerging Markets Debt and Currency Fund		Hartford Schroders Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$1,195,364	$3,974,962	$1,054,674	$12,168,574
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,530,812)	(1,153,662)	(17,965,768)	(90,593,861)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	2,070,589	3,430,707	224,218,814	214,415,224

Net Increase (Decrease) in Net Assets Resulting from Operations	1,735,141	6,252,007	207,307,720	135,989,937

Distributions to Shareholders:
From net investment income
Class A	—	—	(270,156)	(236,605)
Class C	—	—	(1,862)	—
Class I	—	—	(9,227,775)	(7,602,828)
Class R3	—	—	(79)	—
Class R4	—	—	(84)	—
Class R5	—	—	(89)	—
Class Y	—	—	(91)	—
Class F	—	—	—	—
Class SDR	—	—	(5,074,710)	(3,657,503)

Total from net investment income	—	—	(14,574,846)	(11,496,936)

From net realized gain on investments
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—
Class SDR	—	—	—	—

Total from net realized gain on investments	—	—	—	—

Total distributions	—	—	(14,574,846)	(11,496,936)

Capital Share Transactions:
Sold	13,132,330	41,499,814	811,719,592	693,064,230
Issued on reinvestment of distributions	—	2	9,850,470	9,067,038
Redeemed	(15,541,229)	(66,241,580)	(316,486,449)	(476,071,019)
Redemption fees	—	—	—	13,527

Net increase (decrease) from capital share transactions	(2,408,899)	(24,741,764)	505,083,613	226,073,776

Net Increase (Decrease) in Net Assets	(673,758)	(18,489,757)	697,816,487	350,566,777

Net Assets:
Beginning of period	84,649,509	103,139,266	1,620,998,061	1,270,431,284

End of period	$83,975,751	$84,649,509	$2,318,814,548	$1,620,998,061

Undistributed (distributions in excess of) net investment income	$1,003,782	$(191,582)	$(2,178,492)	$11,341,680

The accompanying notes are an integral part of these financial statements.

118

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

Hartford Schroders Emerging Markets Multi-Sector Bond Fund		Hartford Schroders Global Strategic Bond Fund		Hartford Schroders Income Builder Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$1,858,812	$2,835,374	$645,141	$826,350	$404,240	$1,029,564
869,349	227,904	(514,841)	(107,856)	24,763	(1,864,527)
(135,111)	3,037,433	884,509	966,689	681,843	1,536,759

2,593,050	6,100,711	1,014,809	1,685,183	1,110,846	701,796

(51,610)	(46,919)	(3,749)	(820)	(48,325)	(116,945)
(346)	—	(305)	(8)	(324)	(49)
(251,971)	(247,622)	(379)	(80)	(70,766)	(196,151)
(265)	—	(318)	(8)	(184)	(49)
(272)	—	(326)	(9)	(198)	(50)
(285)	—	(337)	(9)	(211)	(50)
(287)	—	(338)	(9)	(216)	(50)
(146)	—	—	—	(58)	—
(1,495,498)	(1,336,497)	(2,372,835)	(1,110,293)	(437,925)	(980,353)

(1,800,680)	(1,631,038)	(2,378,587)	(1,111,236)	(558,207)	(1,293,697)

(17,509)	—	—	—	—	—
(100)	—	—	—	—	—
(81,544)	—	—	—	—	—
(100)	—	—	—	—	—
(100)	—	—	—	—	—
(100)	—	—	—	—	—
(100)	—	—	—	—	—
—	—	—	—	—	—
(512,123)	—	—	—	—	—

(611,676)	—	—	—	—	—

(2,412,356)	(1,631,038)	(2,378,587)	(1,111,236)	(558,207)	(1,293,697)

7,326,297	31,816,573	1,965,318	20,715,040	682,892	1,345,167
1,469,346	869,113	2,378,587	1,111,226	98,627	254,084
(3,843,175)	(3,749,156)	(15,600,155)	(62,295,305)	(1,114,127)	(3,088,473)
—	—	—	—	—	—

4,952,468	28,936,530	(11,256,250)	(40,469,039)	(332,608)	(1,489,222)

5,133,162	33,406,203	(12,620,028)	(39,895,092)	220,031	(2,081,123)

62,193,433	28,787,230	70,520,049	110,415,141	26,256,881	28,338,004

$67,326,595	$62,193,433	$57,900,021	$70,520,049	$26,476,912	$26,256,881

$269,367	$211,235	$(246,506)	$1,486,940	$(2,234)	$151,733

The accompanying notes are an integral part of these financial statements.

119

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Multi-Cap Value Fund		Hartford Schroders International Stock Fund
	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Operations:
Net investment income (loss)	$6,421,716	$6,682,992	$999,779	$2,248,987
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	6,557,191	(12,910,844)	(1,658,946)	(7,391,053)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	51,081,535	18,131,672	16,115,704	3,312,139

Net Increase (Decrease) in Net Assets Resulting from Operations	64,060,442	11,903,820	15,456,537	(1,829,927)

Distributions to Shareholders:
From net investment income
Class A	(168,052)	(346,384)	(45,213)	(32,642)
Class C	(7,951)	—	(154)	—
Class I	(2,242,247)	(4,268,104)	(1,382,174)	(1,237,963)
Class R3	(138)	—	(161)	—
Class R4	(78)	—	(167)	—
Class R5	(93)	—	(173)	—
Class Y	(375,674)	—	(174)	—
Class F	(27)	—	—	—
Class SDR	(2,175,113)	(2,818,017)	(1,152,755)	(740,985)

Total from net investment income	(4,969,373)	(7,432,505)	(2,580,971)	(2,011,590)

From net realized gain on investments
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class R3	—	—	—	—
Class R4	—	—	—	—
Class R5	—	—	—	—
Class Y	—	—	—	—
Class F	—	—	—	—
Class SDR	—	—	—	—

Total from net realized gain on investments	—	—	—	—

Total distributions	(4,969,373)	(7,432,505)	(2,580,971)	(2,011,590)

Capital Share Transactions:
Sold	391,761,221	328,552,582	11,331,982	47,505,531
Issued on reinvestment of distributions	4,289,692	5,047,337	2,528,482	1,531,659
Redeemed	(132,295,346)	(218,379,151)	(11,214,023)	(57,844,806)
Redemption fees	—	19,460	—	101

Net increase (decrease) from capital share transactions	263,755,567	115,240,228	2,646,441	(8,807,515)

Net Increase (Decrease) in Net Assets	322,846,636	119,711,543	15,522,007	(12,649,032)

Net Assets:
Beginning of period	432,764,545	313,053,002	150,256,024	162,905,056

End of period	$755,611,181	$432,764,545	$165,778,031	$150,256,024

Undistributed (distributions in excess of) net investment income	$2,401,975	$949,632	$873,549	$2,454,741

The accompanying notes are an integral part of these financial statements.

120

Hartford Schroders Funds

Statements of Changes in Net Assets – (continued)

Hartford Schroders Tax-Aware Bond Fund		Hartford Schroders US Small Cap Opportunities Fund		Hartford Schroders US Small/Mid Cap Opportunities Fund
For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016	For the Six-Month Period Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016

$1,909,043	$3,437,867	$226,042	$401,920	$318,846	$423,260
290,124	467,995	10,554,142	7,535,209	3,341,319	3,412,716
(2,792,931)	3,257,369	8,642,924	(1,541,618)	28,619,323	3,997,302

(593,764)	7,163,231	19,423,108	6,395,511	32,279,488	7,833,278

(100,889)	(96,808)	(10,422)	—	(79,721)	—
(5,652)	(17)	(3,055)	—	(9,333)	—
(1,077,319)	(3,140,421)	(501,740)	—	(574,780)	(14,506)
—	—	(28)	—	(54)	—
—	—	(34)	—	(26)	—
—	—	(57)	—	(44)	—
(108)	(18)	(42)	—	(27)	—
(34)	—	—	—	—	—
(709,169)	(122,307)	(28,449)	—	(14,249)	(2,227)

(1,893,171)	(3,359,571)	(543,827)	—	(678,234)	(16,733)

(29,382)	—	(189,413)	(71,266)	(711,963)	(590,430)
(224)	—	(27,934)	—	(35,682)	—
(289,316)	—	(6,679,192)	(9,247,762)	(3,211,860)	(5,189,938)
—	—	(552)	—	(439)	—
—	—	(552)	—	(205)	—
—	—	(759)	—	(272)	—
(37)	—	(552)	—	(154)	—
—	—	—	—	—	—
(237,038)	—	(366,590)	(1,557)	(81,541)	(197,859)

(555,997)	—	(7,265,544)	(9,320,585)	(4,042,116)	(5,978,227)

(2,449,168)	(3,359,571)	(7,809,371)	(9,320,585)	(4,720,350)	(5,994,960)

68,886,210	141,987,220	40,978,200	14,266,448	383,667,254	173,787,860
1,683,283	2,264,825	7,563,213	9,046,405	4,176,074	5,925,649
(33,619,009)	(97,099,803)	(17,316,123)	(27,090,303)	(59,769,414)	(24,429,429)
—	—	—	536	—	31,725

36,950,484	47,152,242	31,225,290	(3,776,914)	328,073,914	155,315,805

33,907,552	50,955,902	42,839,027	(6,701,988)	355,633,052	157,154,123

157,031,265	106,075,363	122,506,550	129,208,538	214,756,549	57,602,426

$190,938,817	$157,031,265	$165,345,577	$122,506,550	$570,389,601	$214,756,549

$74,003	$58,131	$(347,061)	$(29,276)	$39,303	$398,691

The accompanying notes are an integral part of these financial statements.

121

Hartford Schroders Funds

Financial Highlights

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Emerging Markets Debt and Currency Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$10.20	$0.13	$0.07	$0.20	$—	$—	$—	$—	$10.40	1.86	%(5)	$2,873	1.47	%(6)	1.37	%(6)	2.64	%(6)	67%
C	10.18	0.10	0.06	0.16	—	—	—	—	10.34	1.57	(5)	11	2.10	(6)	2.00	(6)	1.98	(6)	67
I	10.19	0.15	0.06	0.21	—	—	—	—	10.40	2.06	(5)	72,208	1.20	(6)	1.10	(6)	2.94	(6)	67
Y	10.18	0.15	0.07	0.22	—	—	—	—	10.40	2.06	(5)	10	1.10	(6)	1.00	(6)	3.00	(6)	67
F(7)	10.23	0.06	0.10	0.16	—	—	—	—	10.39	1.66	(5)	10	1.13	(6)	1.00	(6)	3.56	(6)	67
SDR	10.21	0.15	0.07	0.22	—	—	—	—	10.43	2.05	(5)	8,863	1.10	(6)	1.00	(6)	3.03	(6)	67

For the Year Ended October 31, 2016
A	$9.35	$0.50	$0.35	$0.85	$—	$—	$—	$—	$10.20	9.20%		$3,410	1.73%		1.38%		5.08%		163%
C(8)	10.25	0.20	(0.27)	(0.07)	—	—	—	—	10.18	(0.59	)(5)	10	1.98	(6)	1.98	(6)	73.05	(6)	163
I	9.32	0.46	0.41	0.87	—	—	—	—	10.19	9.33		72,080	1.47		1.12		4.66		163
Y(8)	10.25	0.21	(0.28)	(0.07)	—	—	—	—	10.18	(0.59	)(5)	10	0.98	(6)	0.98	(6)	74.14	(6)	163
SDR	9.33	0.87	0.01	0.88	—	—	—	—	10.21	9.54		9,140	1.27		0.96		8.70		163

For the Year Ended October 31, 2015
A	$10.15	$0.14	$(0.80)	$(0.66)	$—	$(0.14)	$—	$(0.14)	$9.35	(6.59)%		$5,026	1.57%		1.40%		1.43%		207%
I	10.19	0.17	(0.80)	(0.63)	(0.10)	(0.14)	—	(0.24)	9.32	(6.34)		97,022	1.31		1.15		1.73		207
SDR(9)	9.78	0.13	(0.58)	(0.45)	—	—	—	—	9.33	(4.60	)(5)	1,092	1.22	(6)	1.00	(6)	1.63	(6)	207

For the Year Ended October 31, 2014
A	$10.26	$0.17	$(0.10)	$0.07	$(0.04)	$(0.14)	$—	$(0.18)	$10.15	0.68%		$10,001	1.41%		1.40%		1.65%		149%
I	10.30	0.21	(0.13)	0.08	(0.05)	(0.14)	—	(0.19)	10.19	0.83		257,568	1.18		1.15		2.09		149

For the Year Ended October 31, 2013
A	$10.01	$0.04	$0.32	$0.36	$(0.11)	$—	$—	$(0.11)	$10.26	3.57%		$43,814	1.51%		1.40%		0.41%		103%
I	10.03	0.07	0.32	0.39	(0.12)	—	—	(0.12)	10.30	3.90		121,402	1.29		1.15		0.71		103

For the Year Ended October 31, 2012
A(10)	$10.00	$0.08	$(0.07)	$0.01	$—	$—	$—	$—	$10.01	0.10	%(5)	$7,055	2.00	%(6)	1.40	%(6)	0.92	%(6)	62%
I(10)	10.00	0.10	(0.07)	0.03	—	—	—	—	10.03	0.30	(5)	71,561	1.72	(6)	1.15	(6)	1.12	(6)	62

The accompanying notes are an integral part of these financial statements.

122

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$12.59	$(0.01)	$1.30		$1.29	$(0.08)	$—	$—	$(0.08)	$13.80	10.39	%(5)	$43,902	1.52	%(6)	1.50	%(6)	(0.21	)%(6)	16%
C	12.58	(0.03)	1.28		1.25	(0.11)	—	—	(0.11)	13.72	10.07	(5)	1,234	2.13	(6)	2.13	(6)	(0.49	)(6)	16
I	12.59	0.01	1.28		1.29	(0.11)	—	—	(0.11)	13.77	10.42	(5)	1,610,262	1.31	(6)	1.25	(6)	0.09	(6)	16
R3	12.58	(0.02)	1.30		1.28	(0.10)	—	—	(0.10)	13.76	10.31	(5)	11	1.79	(6)	1.54	(6)	(0.26	)(6)	16
R4	12.58	—	1.29		1.29	(0.11)	—	—	(0.11)	13.76	10.37	(5)	115	1.49	(6)	1.46	(6)	—	(6)	16
R5	12.58	0.01	1.29		1.30	(0.11)	—	—	(0.11)	13.77	10.51	(5)	11	1.19	(6)	1.19	(6)	0.09	(6)	16
Y	12.58	0.02	1.31		1.33	(0.12)	—	—	(0.12)	13.79	10.70	(5)	2,322	1.09	(6)	1.09	(6)	0.35	(6)	16
F(7)	12.98	0.02	0.77		0.79	—	—	—	—	13.77	6.09	(5)	26,665	1.09	(6)	1.09	(6)	0.90	(6)	16
SDR	12.60	0.01	1.30		1.31	(0.12)	—	—	(0.12)	13.79	10.52	(5)	634,292	1.09	(6)	1.09	(6)	0.19	(6)	16

For the Year Ended October 31, 2016
A	$11.56	$0.08	$1.02	(11)	$1.10	$(0.07)	$—	$—	$(0.07)	$12.59	9.59%		$38,918	1.57%		1.49%		0.71%		47%
C(8)	12.68	(0.01)	(0.09)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	2.06	(6)	2.06	(6)	(2.06	)(6)	47
I	11.56	0.10	1.03	(11)	1.13	(0.10)	—	—	(0.10)	12.59	9.94		1,020,291	1.32		1.24		0.89		47
R3(8)	12.68	(0.01)	(0.09)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	1.75	(6)	1.75	(6)	(1.75	)(6)	47
R4(8)	12.68	(0.01)	(0.09)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	1.46	(6)	1.46	(6)	(1.46	)(6)	47
R5(8)	12.68	—	(0.10)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	1.17	(6)	1.17	(6)	(1.16	)(6)	47
Y(8)	12.68	—	(0.10)		(0.10)	—	—	—	—	12.58	(0.79	)(5)	10	1.06	(6)	1.06	(6)	(1.06	)(6)	47
SDR	11.57	0.12	1.03	(11)	1.15	(0.12)	—	—	(0.12)	12.60	10.10		561,740	1.18		1.10		1.05		47

For the Year Ended October 31, 2015
A	$13.33	$0.10	$(1.83	)(11)	$(1.73)	$(0.04)	$—	$—	$(0.04)	$11.56	(13.01)%		$41,116	1.57%		1.49%		0.76%		55%
I	13.40	0.13	(1.85	)(11)	(1.72)	(0.12)	—	—	(0.12)	11.56	(12.88)		877,480	1.33		1.24		1.05		55
SDR(9)	12.60	0.14	(1.17	)(11)	(1.03)	—	—	—	—	11.57	(8.17	)(5)	351,836	1.21	(6)	1.10	(6)	1.35	(6)	55

For the Year Ended October 31, 2014
A	$13.70	$0.08	$(0.37	)(11)	$(0.29)	$(0.08)	$—	$—	$(0.08)	$13.33	(2.08)%		$122,722	1.50%		1.49%		0.61%		58%
I	13.76	0.12	(0.36	)(11)	(0.24)	(0.12)	—	—	(0.12)	13.40	(1.77)		1,135,896	1.26		1.24		0.87		58

For the Year Ended October 31, 2013
A	$12.85	$0.11	$0.83	(11)	$0.94	$(0.09)	$—	$—	$(0.09)	$13.70	7.33%		$208,116	1.50%		1.48%		0.84%		47%
I	12.91	0.15	0.81	(11)	0.96	(0.11)	—	—	(0.11)	13.76	7.49		841,841	1.25		1.23		1.16		47

For the Year Ended October 31, 2012
A	$12.23	$0.10	$0.69	(11)	$0.79	$(0.10)	$(0.07)	$—	$(0.17)	$12.85	6.57%		$153,283	1.51%		1.50%		0.81%		47%
I	12.29	0.15	0.66	(11)	0.81	(0.12)	(0.07)	—	(0.19)	12.91	6.77		437,270	1.26		1.25		1.18		47

The accompanying notes are an integral part of these financial statements.

123

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.79	$0.28	$0.10	$0.38	$(0.26)	$(0.10)	$—	$(0.36)	$9.81	4.11	%(5)	$2,103	1.17	%(6)	1.03	%(6)	5.82	%(6)	97%
C	9.78	0.24	0.10	0.34	(0.24)	(0.10)	—	(0.34)	9.78	3.65	(5)	37	1.91	(6)	1.77	(6)	5.11	(6)	97
I	9.78	0.28	0.11	0.39	(0.28)	(0.10)	—	(0.38)	9.79	4.13	(5)	10,507	0.97	(6)	0.83	(6)	6.00	(6)	97
R3	9.78	0.27	0.10	0.37	(0.26)	(0.10)	—	(0.36)	9.79	3.93	(5)	10	1.59	(6)	1.20	(6)	5.62	(6)	97
R4	9.78	0.28	0.10	0.38	(0.26)	(0.10)	—	(0.36)	9.80	4.11	(5)	10	1.29	(6)	1.02	(6)	5.82	(6)	97
R5	9.78	0.28	0.11	0.39	(0.28)	(0.10)	—	(0.38)	9.79	4.14	(5)	10	0.99	(6)	0.85	(6)	5.94	(6)	97
Y	9.78	0.29	0.10	0.39	(0.28)	(0.10)	—	(0.38)	9.79	4.27	(5)	10	0.89	(6)	0.75	(6)	6.08	(6)	97
F(7)	9.70	0.10	0.13	0.23	(0.14)	—	—	(0.14)	9.79	2.40	(5)	10	0.93	(6)	0.75	(6)	6.12	(6)	97
SDR	9.79	0.29	0.10	0.39	(0.28)	(0.10)	—	(0.38)	9.80	4.27	(5)	54,628	0.89	(6)	0.75	(6)	6.09	(6)	97

For the Year Ended October 31, 2016
A	$9.04	$0.52	$0.51	$1.03	$(0.28)	$—	$—	$(0.28)	$9.79	11.59%		$1,707	1.82%		1.11%		5.61%		147%
C(8)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	1.73	(6)	1.73	(6)	7.72	(6)	147
I	9.02	0.55	0.51	1.06	(0.30)	—	—	(0.30)	9.78	11.94		9,218	1.54		0.85		5.89		147
R3(8)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	1.41	(6)	1.41	(6)	8.09	(6)	147
R4(8)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	1.13	(6)	1.13	(6)	8.46	(6)	147
R5(8)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	0.84	(6)	0.84	(6)	8.46	(6)	147
Y(8)	9.87	0.02	(0.11)	(0.09)	—	—	—	—	9.78	(0.91	)(5)	10	0.73	(6)	0.73	(6)	8.82	(6)	147
SDR	9.03	0.56	0.51	1.07	(0.31)	—	—	(0.31)	9.79	12.04		51,219	1.36		0.71		5.99		147

For the Year Ended October 31, 2015
A	$9.97	$0.53	$(1.19)	$(0.66)	$(0.18)	$(0.06)	$(0.03)	$(0.27)	$9.04	(6.59)%		$1,637	2.01%		1.15%		5.75%		209%
I	9.96	0.53	(1.17)	(0.64)	(0.22)	(0.06)	(0.02)	(0.30)	9.02	(6.47)		5,980	1.68		0.90		5.66		209
SDR(9)	9.23	0.49	(0.57)	(0.08)	(0.09)	—	(0.03)	(0.12)	9.03	(0.87	)(5)	21,171	1.66	(6)	0.75	(6)	6.32	(6)	209

For the Year Ended October 31, 2014
A	$10.14	$0.67	$(0.33)	$0.34	$(0.47)	$(0.04)	$—	$(0.51)	$9.97	3.32%		$2,061	1.86%		1.15%		6.58%		380%
I	10.14	0.67	(0.32)	0.35	(0.49)	(0.04)	—	(0.53)	9.96	3.48		33,731	1.68		0.90		6.66		380

For the Year Ended October 31, 2013
A(12)	$10.00	$0.20	$0.11	$0.31	$(0.17)	$—	$—	$(0.17)	$10.14	3.11	%(5)	$1,924	2.71	%(6)	1.15	%(6)	5.84	%(6)	76%
I(12)	10.00	0.21	0.11	0.32	(0.18)	—	—	(0.18)	10.14	3.19	(5)	24,325	2.47	(6)	0.90	(6)	5.94	(6)	76

The accompanying notes are an integral part of these financial statements.

124

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Global Strategic Bond Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$9.21	$0.07	$0.06	$0.13	$(0.31)	$—	$—	$(0.31)	$9.03	1.40	%(5)	$114	1.21	%(6)	0.99	%(6)	1.62	%(6)	69%
C	9.25	0.05	0.05	0.10	(0.28)	—	—	(0.28)	9.07	1.13	(5)	10	1.85	(6)	1.63	(6)	1.01	(6)	69
I	9.26	0.08	0.05	0.13	(0.31)	—	—	(0.31)	9.08	1.47	(5)	10	1.00	(6)	0.79	(6)	1.70	(6)	69
R3	9.26	0.07	0.04	0.11	(0.29)	—	—	(0.29)	9.08	1.38	(5)	10	1.55	(6)	1.10	(6)	1.53	(6)	69
R4	9.26	0.08	0.04	0.12	(0.30)	—	—	(0.30)	9.08	1.46	(5)	10	1.25	(6)	0.92	(6)	1.77	(6)	69
R5	9.26	0.08	0.05	0.13	(0.31)	—	—	(0.31)	9.08	1.46	(5)	10	0.96	(6)	0.75	(6)	1.85	(6)	69
Y	9.26	0.09	0.04	0.13	(0.31)	—	—	(0.31)	9.08	1.47	(5)	10	0.85	(6)	0.64	(6)	2.01	(6)	69
F(7)	9.02	0.05	0.01	0.06	—	—	—	—	9.08	0.67	(5)	10	0.92	(6)	0.64	(6)	2.97	(6)	69
SDR	9.17	0.09	0.05	0.14	(0.32)	—	—	(0.32)	8.99	1.53	(5)	57,715	0.85	(6)	0.64	(6)	1.94	(6)	69

For the Year Ended October 31, 2016
A	$9.08	$(0.10)	$0.27	$0.17	$(0.04)	$—	$—	$(0.04)	$9.21	1.92%		$125	1.40%		1.02%		(1.06)%		140%
C(8)	9.29	0.04	(0.07)	(0.03)	(0.01)	—	—	(0.01)	9.25	(0.35	)(5)	10	1.69	(6)	1.69	(6)	16.49	(6)	140
I	9.10	(0.04)	0.24	0.20	(0.04)	—	—	(0.04)	9.26	2.24		10	1.05		0.78		(0.42)		140
R3(8)	9.29	0.04	(0.06)	(0.02)	(0.01)	—	—	(0.01)	9.26	(0.35	)(5)	10	1.37	(6)	1.37	(6)	15.76	(6)	140
R4(8)	9.29	0.04	(0.06)	(0.02)	(0.01)	—	—	(0.01)	9.26	(0.34	)(5)	10	1.08	(6)	1.08	(6)	16.12	(6)	140
R5(8)	9.29	0.04	(0.06)	(0.02)	(0.01)	—	—	(0.01)	9.26	(0.23	)(5)	10	0.80	(6)	0.80	(6)	17.59	(6)	140
Y(8)	9.29	0.04	(0.06)	(0.02)	(0.01)	—	—	(0.01)	9.26	(0.23	)(5)	10	0.69	(6)	0.69	(6)	16.49	(6)	140
SDR	9.12	0.11	0.10	0.21	(0.16)	—	—	(0.16)	9.17	2.33		70,334	1.01		0.62		1.19		140

For the Year Ended October 31, 2015
A	$10.16	$0.03	$(0.57)	$(0.54)	$(0.54)	$—	$—	$(0.54)	$9.08	(5.51)%		$471	1.40%		1.04%		0.35%		73%
I	10.16	0.07	(0.58)	(0.51)	(0.55)	—	—	(0.55)	9.10	(5.20)		13,362	1.21		0.79		0.78		73
SDR(13)	9.43	0.08	(0.39)	(0.31)	—	—	—	—	9.12	(3.29	)(5)	96,582	0.87	(6)	0.64	(6)	1.03	(6)	73

For the Year Ended October 31, 2014
A(14)	$10.00	$0.01	$0.15	$0.16	$—	$—	$—	$—	$10.16	1.64	%(5)	$1,483	2.19	%(6)	1.04	%(6)	0.19	%(6)	20%
I(14)	10.00	0.02	0.15	0.17	(0.01)	—	—	(0.01)	10.16	1.68	(5)	28,444	1.94	(6)	0.79	(6)	0.49	(6)	20

The accompanying notes are an integral part of these financial statements.

125

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Income Builder Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.50	$0.12	$0.23	$0.35	$(0.17)	$—	$—	$(0.17)	$8.68	4.15	%(5)	$2,347	1.45	%(6)	1.03	%(6)	2.80	%(6)	78%
C	8.50	0.10	0.22	0.32	(0.14)	—	—	(0.14)	8.68	3.81	(5)	69	2.15	(6)	1.74	(6)	2.26	(6)	78
I	8.51	0.13	0.23	0.36	(0.18)	—	—	(0.18)	8.69	4.28	(5)	3,272	1.20	(6)	0.78	(6)	3.06	(6)	78
R3	8.50	0.11	0.24	0.35	(0.16)	—	—	(0.16)	8.69	4.11	(5)	10	1.82	(6)	1.15	(6)	2.69	(6)	78
R4	8.50	0.12	0.24	0.36	(0.17)	—	—	(0.17)	8.69	4.25	(5)	10	1.52	(6)	0.98	(6)	2.83	(6)	78
R5	8.50	0.13	0.24	0.37	(0.18)	—	—	(0.18)	8.69	4.39	(5)	10	1.22	(6)	0.80	(6)	3.14	(6)	78
Y	8.50	0.13	0.23	0.36	(0.18)	—	—	(0.18)	8.68	4.31	(5)	10	1.12	(6)	0.70	(6)	3.12	(6)	78
F(7)	8.68	0.05	0.01	0.06	(0.05)	—	—	(0.05)	8.69	0.70	(5)	10	1.23	(6)	0.70	(6)	3.60	(6)	78
SDR	8.51	0.13	0.23	0.36	(0.18)	—	—	(0.18)	8.69	4.33	(5)	20,738	1.12	(6)	0.70	(6)	3.14	(6)	78

For the Year Ended October 31, 2016
A	$8.69	$0.30	$(0.10)	$0.20	$(0.39)	$—	$—	$(0.39)	$8.50	2.44%		$2,506	2.24%		1.02%		3.55%		159%
C(8)	8.60	0.01	(0.07)	(0.06)	(0.04)	—	—	(0.04)	8.50	(0.67	)(5)	10	1.73	(6)	1.73	(6)	4.41	(6)	159
I	8.70	0.32	(0.10)	0.22	(0.41)	—	—	(0.41)	8.51	2.65		3,588	2.00		0.78		3.81		159
R3(8)	8.60	0.01	(0.07)	(0.06)	(0.04)	—	—	(0.04)	8.50	(0.67	)(5)	10	1.42	(6)	1.42	(6)	4.78	(6)	159
R4(8)	8.60	0.01	(0.07)	(0.06)	(0.04)	—	—	(0.04)	8.50	(0.67	)(5)	10	1.13	(6)	1.13	(6)	5.15	(6)	159
R5(8)	8.60	0.01	(0.07)	(0.06)	(0.04)	—	—	(0.04)	8.50	(0.66	)(5)	10	0.84	(6)	0.84	(6)	5.88	(6)	159
Y(8)	8.60	0.01	(0.07)	(0.06)	(0.04)	—	—	(0.04)	8.50	(0.66	)(5)	10	0.73	(6)	0.73	(6)	5.51	(6)	159
SDR	8.69	0.33	(0.09)	0.24	(0.42)	—	—	(0.42)	8.51	2.88		20,113	1.85		0.63		3.93		159

For the Year Ended October 31, 2015
A	$9.78	$0.35	$(0.95)	$(0.60)	$(0.49)	$—	$—	$(0.49)	$8.69	(6.32)%		$2,553	2.28%		1.10%		3.80%		130%
I	9.78	0.37	(0.94)	(0.57)	(0.51)	—	—	(0.51)	8.70	(6.00)		5,443	1.75		0.85		3.92		130
SDR(9)	9.44	0.33	(0.75)	(0.42)	(0.33)	—	—	(0.33)	8.69	(4.63	)(5)	20,341	1.91	(6)	0.70	(6)	4.31	(6)	130

For the Year Ended October 31, 2014
A(14)	$10.00	$0.13	$(0.22)	$(0.09)	$(0.13)	$—	$—	$(0.13)	$9.78	(0.92	)%(5)	$1,030	2.33	%(6)	1.05	%(6)	3.84	%(6)	33%
I(14)	10.00	0.14	(0.22)	(0.08)	(0.14)	—	—	(0.14)	9.78	(0.83	)(5)	24,284	2.08	(6)	0.80	(6)	4.09	(6)	33

The accompanying notes are an integral part of these financial statements.

126

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$8.61	$0.08	$0.84		$0.92	$(0.06)	$—	$—	$(0.06)	$9.47	10.79	%(5)	$32,140	1.18	%(6)	1.09	%(6)	1.83	%(6)	32%
C	8.60	0.09	0.80		0.89	(0.06)	—	—	(0.06)	9.43	10.39	(5)	5,292	1.89	(6)	1.81	(6)	2.03	(6)	32
I	8.60	0.10	0.85		0.95	(0.08)	—	—	(0.08)	9.47	10.94	(5)	397,517	0.90	(6)	0.81	(6)	2.34	(6)	32
R3	8.60	0.11	0.80		0.91	(0.06)	—	—	(0.06)	9.45	10.59	(5)	57	1.55	(6)	1.37	(6)	2.36	(6)	32
R4	8.60	0.08	0.85		0.93	(0.07)	—	—	(0.07)	9.46	10.84	(5)	11	1.24	(6)	1.03	(6)	1.83	(6)	32
R5	8.60	0.19	0.74		0.93	(0.07)	—	—	(0.07)	9.46	10.94	(5)	241	0.94	(6)	0.87	(6)	4.25	(6)	32
Y	8.60	0.10	0.86		0.96	(0.08)	—	—	(0.08)	9.48	11.21	(5)	9,080	0.84	(6)	0.75	(6)	2.20	(6)	32
F(7)	9.13	0.06	0.30		0.36	(0.02)	—	—	(0.02)	9.47	4.00	(5)	45,203	0.84	(6)	0.75	(6)	3.82	(6)	32
SDR	8.60	0.09	0.85		0.94	(0.08)	—	—	(0.08)	9.46	10.99	(5)	266,070	0.84	(6)	0.75	(6)	2.12	(6)	32

For the Year Ended October 31, 2016
A	$8.48	$0.15	$0.17	(11)	$0.32	$(0.19)	$—	$—	$(0.19)	$8.61	3.88%		$27,751	1.47%		1.14%		1.80%		94%
C(8)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	1.80	(6)	1.80	(6)	(1.10	)(6)	94
I	8.47	0.18	0.16	(11)	0.34	(0.21)	—	—	(0.21)	8.60	4.27		183,321	1.22		0.89		2.15		94
R3(8)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	1.48	(6)	1.48	(6)	(0.73	)(6)	94
R4(8)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	1.19	(6)	1.19	(6)	(0.37	)(6)	94
R5(8)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	0.91	(6)	0.91	(6)	0.73	(6)	94
Y(8)	8.62	—	(0.02)		(0.02)	—	—	—	—	8.60	(0.23	)(5)	10	0.80	(6)	0.80	(6)	—	(6)	94
SDR	8.46	0.20	0.16	(11)	0.36	(0.22)	—	—	(0.22)	8.60	4.44		221,643	1.06		0.75		2.37		94

For the Year Ended October 31, 2015
A	$9.46	$0.20	$(0.68	)(11)	$(0.48)	$(0.24)	$(0.26)	$—	$(0.50)	$8.48	(5.27)%		$19,330	1.48%		1.17%		2.21%		90%
I	9.46	0.22	(0.69	)(11)	(0.47)	(0.26)	(0.26)	—	(0.52)	8.47	(5.12)		218,467	1.22		0.91		2.45		90
SDR(9)	8.79	0.24	(0.38)		(0.14)	(0.19)	—	—	(0.19)	8.46	(1.62	)(5)	75,256	1.08	(6)	0.76	(6)	3.18	(6)	90

For the Year Ended October 31, 2014
A	$10.22	$0.26	$(0.20	)(11)	$0.06	$(0.32)	$(0.50)	$—	$(0.82)	$9.46	0.67%		$24,498	1.51%		1.30%		2.66%		66%
I	10.21	0.28	(0.17	)(11)	0.11	(0.36)	(0.50)	—	(0.86)	9.46	1.15		213,991	1.14		0.95		2.86		66

For the Year Ended October 31, 2013
A	$8.58	$0.22	$1.75	(15)	$1.97	$(0.33)	$—	$—	$(0.33)	$10.22	23.58%		$38,501	1.78%		1.30%		2.32%		79%
I	8.59	0.24	1.75	(11)	1.99	(0.37)	—	—	(0.37)	10.21	23.84		105,501	1.43		0.95		2.58		79

For the Year Ended October 31, 2012
A	$8.33	$0.22	$0.30	(11)	$0.52	$(0.27)	$—	$—	$(0.27)	$8.58	6.63%		$9,358	2.95%		1.32%		2.75%		66%
I	8.34	0.24	0.30	(11)	0.54	(0.29)	—	—	(0.29)	8.59	6.84		56,727	2.31		0.98		2.87		66

The accompanying notes are an integral part of these financial statements.

127

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders International Stock Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$11.02	$0.06	$1.04		$1.10	$(0.16)	$—	$—	$(0.16)	$11.96	10.12	%(5)	$3,851	1.34	%(6)	1.20	%(6)	1.07	%(6)	23%
C	10.69	0.07	0.96		1.03	(0.16)	—	—	(0.16)	11.56	9.87	(5)	39	1.88	(6)	1.80	(6)	1.23	(6)	23
I	10.69	0.07	1.00		1.07	(0.18)	—	—	(0.18)	11.58	10.26	(5)	88,623	1.08	(6)	0.95	(6)	1.25	(6)	23
R3	10.69	0.05	1.01		1.06	(0.17)	—	—	(0.17)	11.58	10.13	(5)	11	1.58	(6)	1.25	(6)	0.95	(6)	23
R4	10.69	0.06	1.02		1.08	(0.18)	—	—	(0.18)	11.59	10.29	(5)	11	1.28	(6)	1.08	(6)	1.10	(6)	23
R5	10.69	0.07	1.01		1.08	(0.18)	—	—	(0.18)	11.59	10.36	(5)	11	0.98	(6)	0.90	(6)	1.33	(6)	23
Y	10.69	0.08	1.01		1.09	(0.18)	—	—	(0.18)	11.60	10.46	(5)	11	0.88	(6)	0.80	(6)	1.40	(6)	23
F(7)	10.87	0.07	0.64		0.71	—	—	—	—	11.58	6.53	(5)	11	0.88	(6)	0.80	(6)	3.82	(6)	23
SDR	10.70	0.08	1.00		1.08	(0.19)	—	—	(0.19)	11.59	10.28	(5)	73,210	0.88	(6)	0.80	(6)	1.41	(6)	23

For the Year Ended October 31, 2016
A	$11.35	$0.12	$(0.35	)(11)	$(0.23)	$(0.10)	$—	$—	$(0.10)	$11.02	(2.01)%		$3,217	1.45%		1.18%		1.11%		53%
C(8)	10.64	(0.01)	0.06		0.05	—	—	—	—	10.69	0.47	(5)	10	1.77	(6)	1.77	(6)	(1.77	)(6)	53
I	11.01	0.14	(0.33	)(11)	(0.19)	(0.13)	—	—	(0.13)	10.69	(1.70)		82,726	1.20		0.92		1.33		53
R3(8)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(5)	10	1.47	(6)	1.47	(6)	(1.47	)(6)	53
R4(8)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(5)	10	1.17	(6)	1.17	(6)	(1.17	)(6)	53
R5(8)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(5)	10	0.89	(6)	0.89	(6)	(0.87	)(6)	53
Y(8)	10.64	—	0.05		0.05	—	—	—	—	10.69	0.47	(5)	10	0.78	(6)	0.78	(6)	(0.78	)(6)	53
SDR	11.02	0.16	(0.33	)(11)	(0.17)	(0.15)	—	—	(0.15)	10.70	(1.54)		64,263	1.07		0.79		1.54		53

For the Year Ended October 31, 2015
A	$11.93	$0.05	$(0.18)		$(0.13)	$—	$(0.45)	$—	$(0.45)	$11.35	(1.08)%		$3,921	1.38%		1.17%		0.46%		45%
I	11.86	0.12	(0.23	)(11)	(0.11)	(0.29)	(0.45)	—	(0.74)	11.01	(0.89)		104,237	1.19		0.95		1.02		45
SDR(9)	10.88	0.17	(0.03)		0.14	—	—	—	—	11.02	1.29	(5)	54,747	1.09	(6)	0.81	(6)	1.78	(6)	45

For the Year Ended October 31, 2014
A	$12.11	$0.26	$(0.22	)(11)	$0.04	$(0.12)	$(0.10)	$—	$(0.22)	$11.93	0.30%		$84,474	1.31%		1.23%		2.17%		54%
I	12.04	0.29	(0.23	)(11)	0.06	(0.14)	(0.10)	—	(0.24)	11.86	0.54		98,855	1.03		0.95		2.39		54

For the Year Ended October 31, 2013
A	$9.93	$0.17	$2.09	(11)	$2.26	$(0.08)	$—	$—	$(0.08)	$12.11	22.91%		$101,113	1.33%		1.23%		1.50%		47%
I	9.87	0.14	2.14	(11)	2.28	(0.11)	—	—	(0.11)	12.04	23.27		97,227	1.10		0.95		1.28		47

For the Year Ended October 31, 2012
A	$9.34	$0.09	$0.50	(11)	$0.59	$—	$—	$—	$—	$9.93	6.32%		$3,927	1.78%		1.32%		1.00%		63%
I	9.36	0.13	0.48	(11)	0.61	(0.10)	—	—	(0.10)	9.87	6.67		65,921	1.46		1.01		1.42		63

The accompanying notes are an integral part of these financial statements.

128

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders Tax-Aware Bond Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$11.19	$0.11	$(0.20)	$(0.09)	$(0.11)	$(0.04)	$—	$(0.15)	$10.95	(0.80	)%(5)	$11,344	0.88	%(6)	0.71	%(6)	2.02	%(6)	35%
C	11.20	0.06	(0.20)	(0.14)	(0.08)	(0.04)	—	(0.12)	10.94	(1.19	)(5)	2,133	1.58	(6)	1.49	(6)	1.18	(6)	35
I	11.21	0.12	(0.20)	(0.08)	(0.12)	(0.04)	—	(0.16)	10.97	(0.67	)(5)	113,640	0.58	(6)	0.46	(6)	2.27	(6)	35
Y	11.20	0.12	(0.19)	(0.07)	(0.12)	(0.04)	—	(0.16)	10.97	(0.60	)(5)	10	0.55	(6)	0.46	(6)	2.28	(6)	35
F(7)	10.93	0.04	0.04	0.08	(0.04)	—	—	(0.04)	10.97	0.71	(5)	10	0.56	(6)	0.46	(6)	2.27	(6)	35
SDR	11.20	0.12	(0.20)	(0.08)	(0.12)	(0.04)	—	(0.16)	10.96	(0.67	)(5)	63,802	0.55	(6)	0.46	(6)	2.28	(6)	35

For the Year Ended October 31, 2016
A	$10.84	$0.25	$0.35	$0.60	$(0.25)	$—	$—	$(0.25)	$11.19	5.61%		$8,648	0.90%		0.70%		2.22%		42%
C(8)	11.23	—	(0.01)	(0.01)	(0.02)	—	—	(0.02)	11.20	(0.10	)(5)	10	1.46	(6)	1.45	(6)	1.47	(6)	42
I	10.84	0.28	0.37	0.65	(0.28)	—	—	(0.28)	11.21	6.02		82,088	0.66		0.45		2.55		42
Y(8)	11.23	0.01	(0.02)	(0.01)	(0.02)	—	—	(0.02)	11.20	(0.08	)(5)	10	0.46	(6)	0.45	(6)	2.56	(6)	42
SDR(8)	11.23	0.01	(0.02)	(0.01)	(0.02)	—	—	(0.02)	11.20	(0.08	)(5)	66,275	0.47	(6)	0.46	(6)	4.71	(6)	42

For the Year Ended October 31, 2015
A(9)	$10.93	$0.25	$(0.10)	$0.15	$(0.24)	$—	$—	$(0.24)	$10.84	1.42	%(5)	$1,039	1.01	%(6)	0.71	%(6)	2.77	%(6)	36%
I	11.09	0.32	(0.10)	0.22	(0.32)	(0.15)	—	(0.47)	10.84	2.00		105,036	0.70		0.46		2.93		36

For the Year Ended October 31, 2014
I	$10.20	$0.36	$1.01	$1.37	$(0.36)	$(0.12)	—	$(0.48)	$11.09	13.85%		$96,342	0.68%		0.46%		3.45%		27%

For the Period Ended October 31, 2013
I(16)	$10.03	$0.10	$0.17	$0.27	$(0.10)	$—	$—	$(0.10)	$10.20	2.69	%(5)	$95,457	0.73	%(6)	0.46	%(6)	3.86	%(6)	8%

For the Year Ended July 31, 2013
I	$10.93	$0.37	$(0.90)	$(0.53)	$(0.36)	$(0.01)	$—	$(0.37)	$10.03	(5.05)%		$100,671	0.67%		0.46%		3.39%		18%

For the Period Ended July 31, 2012
I(17)	$10.00	$0.31	$0.92	$1.23	$(0.30)	$(0.00)	—	$(0.30)	$10.93	12.52	%(5)	$105,825	0.78	%(6)	0.46	%(6)	3.57	%(6)	43%

The accompanying notes are an integral part of these financial statements.

129

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$23.78	$(0.02)	$3.58		$3.56	$(0.07)	$(1.38)	$—	$(1.45)	$25.89	15.17	%(5)	$13,023	1.37	%(6)	1.32	%(6)	(0.16	)%(6)	38%
C	24.66	(0.12)	3.71		3.59	(0.09)	(1.38)	—	(1.47)	26.78	14.76	(5)	2,749	2.09	(6)	2.03	(6)	(0.89	)(6)	38
I	24.67	0.04	3.69		3.73	(0.10)	(1.38)	—	(1.48)	26.92	15.34	(5)	141,504	1.05	(6)	0.99	(6)	0.34	(6)	38
R3	24.67	—	3.67		3.67	(0.07)	(1.38)	—	(1.45)	26.89	15.07	(5)	10	1.70	(6)	1.40	(6)	—	(6)	38
R4	24.67	0.02	3.67		3.69	(0.08)	(1.38)	—	(1.46)	26.90	15.18	(5)	10	1.40	(6)	1.22	(6)	0.17	(6)	38
R5	24.67	0.04	3.68		3.72	(0.10)	(1.38)	—	(1.48)	26.91	15.29	(5)	14	1.20	(6)	1.05	(6)	0.33	(6)	38
Y	24.67	—	3.74		3.74	(0.10)	(1.38)	—	(1.48)	26.93	15.35	(5)	341	1.01	(6)	0.96	(6)	0.03	(6)	38
F(7)	26.78	0.01	0.14		0.15	—	—	—	—	26.93	0.56	(5)	10	1.03	(6)	0.95	(6)	0.12	(6)	38
SDR	24.71	0.05	3.69		3.74	(0.10)	(1.38)	—	(1.48)	26.97	15.37	(5)	7,685	1.01	(6)	0.95	(6)	0.39	(6)	38

For the Year Ended October 31, 2016
A	$24.46	$0.03	$1.14	(11)	$1.17	$—	$(1.85)	$—	$(1.85)	$23.78	5.33%		$2,579	1.65%		1.41%		0.12%		51%
C(8)	24.96	(0.01)	(0.29)		(0.30)	—	—	—	—	24.66	(1.20	)(5)	10	1.90	(6)	1.90	(6)	(1.70	)(6)	51
I	25.25	0.08	1.19	(11)	1.27	—	(1.85)	—	(1.85)	24.67	5.58		113,072	1.41		1.16		0.33		51
R3(8)	24.96	(0.01)	(0.28)		(0.29)	—	—	—	—	24.67	(1.16	)(5)	10	1.59	(6)	1.59	(6)	(1.39	)(6)	51
R4(8)	24.96	—	(0.29)		(0.29)	—	—	—	—	24.67	(1.16	)(5)	10	1.31	(6)	1.31	(6)	(1.10	)(6)	51
R5(8)	24.96	—	(0.29)		(0.29)	—	—	—	—	24.67	(1.16	)(5)	10	1.02	(6)	1.02	(6)	(0.80	)(6)	51
Y(8)	24.96	—	(0.29)		(0.29)	—	—	—	—	24.67	(1.16	)(5)	10	0.91	(6)	0.91	(6)	(0.70	)(6)	51
SDR	25.25	0.12	1.19	(11)	1.31	—	(1.85)	—	(1.85)	24.71	5.74		6,806	1.26		1.02		0.50		51

For the Year Ended October 31, 2015
A	$26.66	$(0.11)	$0.93		$0.82	$—	$(3.02)	$—	$(3.02)	$24.46	3.50%		$937	1.66%		1.58%		(0.46)%		49%
I	27.36	(0.05)	0.96	(11)	0.91	—	(3.02)	—	(3.02)	25.25	3.76		128,250	1.39		1.31		(0.18)		49
SDR(18)	23.83	(0.02)	1.44		1.42	—	—	—	—	25.25	5.96	(5)	21	1.90	(6)	1.05	(6)	(0.95	)(6)	49

For the Year Ended October 31, 2014
A	$29.09	$(0.13)	$2.34		$2.21	$—	$(4.64)	$—	$(4.64)	$26.66	9.17%		$856	1.59%		1.59%		(0.48)%		66%
I	29.65	(0.04)	2.40	(11)	2.36	(0.01)	(4.64)	—	(4.65)	27.36	9.57		138,855	1.24		1.24		(0.13)		66

For the Year Ended October 31, 2013
A	$23.84	$(0.04)	$7.20		$7.16	$—	$(1.91)	$—	$(1.91)	$29.09	32.58%		$1,137	1.57%		1.57%		(0.16)%		74%
I	24.20	0.01	7.36	(11)	7.37	(0.01)	(1.91)	—	(1.92)	29.65	33.03		143,507	1.26		1.26		0.04		74

For the Year Ended October 31, 2012
A	$22.49	$(0.08)	$2.21		$2.13	$—	$(0.78)	$—	$(0.78)	$23.84	9.76%		$1,530	1.57%		1.57%		(0.35)%		69%
I	22.77	(0.03)	2.24	(11)	2.21	—	(0.78)	—	(0.78)	24.20	10.00		132,715	1.32		1.32		(0.11)		69

The accompanying notes are an integral part of these financial statements.

130

Hartford Schroders Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover
Hartford Schroders US Small/Mid Cap Opportunities Fund(4)
For the Six-Month Period Ended April 30, 2017 (Unaudited)
A	$11.98	$—	$1.36		$1.36	$(0.02)	$(0.19)	$—	$(0.21)	$13.13	11.44	%(5)	$94,639	1.26	%(6)	1.24	%(6)	(0.05	)%(6)	34%
C	12.41	(0.06)	1.42		1.36	(0.03)	(0.19)	—	(0.22)	13.55	11.03	(5)	26,868	1.99	(6)	1.97	(6)	(0.94	)(6)	34
I	12.42	0.02	1.41		1.43	(0.03)	(0.19)	—	(0.22)	13.63	11.62	(5)	439,172	0.99	(6)	0.97	(6)	0.24	(6)	34
R3	12.41	(0.03)	1.42		1.39	(0.02)	(0.19)	—	(0.21)	13.59	11.32	(5)	110	1.63	(6)	1.57	(6)	(0.44	)(6)	34
R4	12.42	(0.02)	1.42		1.40	(0.02)	(0.19)	—	(0.21)	13.61	11.40	(5)	74	1.36	(6)	1.30	(6)	(0.30	)(6)	34
R5	12.42	0.02	1.40		1.42	(0.03)	(0.19)	—	(0.22)	13.62	11.53	(5)	20	1.07	(6)	1.00	(6)	0.25	(6)	34
Y	12.42	0.01	1.42		1.43	(0.03)	(0.19)	—	(0.22)	13.63	11.63	(5)	316	0.92	(6)	0.90	(6)	0.16	(6)	34
F(7)	13.63	—	—		—	—	—	—	—	13.63	—	(5)	10	0.92	(6)	0.90	(6)	0.12	(6)	34
SDR	12.44	0.02	1.41		1.43	(0.03)	(0.19)	—	(0.22)	13.65	11.61	(5)	9,181	0.92	(6)	0.90	(6)	0.32	(6)	34

For the Year Ended October 31, 2016
A	$12.36	$0.02	$0.89	(11)	$0.91	$—	$(1.29)	$—	$(1.29)	$11.98	8.40%		$32,399	1.67%		1.26%		0.15%		72%
C(8)	12.49	(0.01)	(0.07)		(0.08)	—	—	—	—	12.41	(0.64	)(5)	10	1.86	(6)	1.86	(6)	(1.49	)(6)	72
I	12.74	0.05	0.92	(11)	0.97	—	(1.29)	—	(1.29)	12.42	8.68		177,197	1.44		1.01		0.45		72
R3(8)	12.49	—	(0.08)		(0.08)	—	—	—	—	12.41	(0.64	)(5)	10	1.54	(6)	1.54	(6)	(1.18	)(6)	72
R4(8)	12.49	—	(0.07)		(0.07)	—	—	—	—	12.42	(0.56	)(5)	10	1.25	(6)	1.25	(6)	(0.89	)(6)	72
R5(8)	12.49	—	(0.07)		(0.07)	—	—	—	—	12.42	(0.56	)(5)	10	0.97	(6)	0.97	(6)	(0.57	)(6)	72
Y(8)	12.49	—	(0.07)		(0.07)	—	—	—	—	12.42	(0.56	)(5)	10	0.86	(6)	0.86	(6)	(0.49	)(6)	72
SDR	12.76	0.06	0.92	(11)	0.98	(0.01)	(1.29)	—	(1.30)	12.44	8.77		5,111	1.33		0.43		0.47		72

For the Year Ended October 31, 2015
A	$13.56	$(0.03)	$0.85	(11)	$0.82	$—	$(2.02)	$—	$(2.02)	$12.36	7.00%		$5,541	1.85%		1.30%		(0.21)%		56%
I	13.89	0.01	0.86	(11)	0.87	—	(2.02)	—	(2.02)	12.74	7.23		50,126	1.60		1.05		0.05		56
SDR(9)	12.36	—	0.40		0.40	—	—	—	—	12.76	3.24	(5)	1,935	1.51	(6)	0.90	(6)	0.03	(6)	56

For the Year Ended October 31, 2014
A	$15.12	$(0.03)	$1.57	(11)	$1.54	$—	$(3.10)	$—	$(3.10)	$13.56	12.65%		$5,756	1.63%		1.30%		(0.25)%		62%
I	15.39	—	1.61		1.61	(0.01)	(3.10)	—	(3.11)	13.89	12.97		59,840	1.38		1.05		—		62

For the Year Ended October 31, 2013
A	$12.15	$(0.04)	$3.76		$3.72	$—	$(0.75)	$—	$(0.75)	$15.12	32.52%		$6,766	1.59%		1.30%		(0.27)%		72%
I	12.33	—	3.81	(11)	3.81	—	(0.75)	—	(0.75)	15.39	32.80		67,890	1.35		1.05		0.02		72

For the Year Ended October 31, 2012
A	$11.40	$(0.03)	$0.94		$0.91	$—	$(0.16)	$—	$(0.16)	$12.15	8.07%		$6,012	1.53%		1.30%		(0.24)%		76%
I	11.56	—	0.96	(11)	0.96	(0.03)	(0.16)	—	(0.19)	12.33	8.41		111,332	1.27		1.05		0.02		76

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Prior to October 24, 2016 this Fund operated under a different name. Please see Note 1 of the Notes to Financial Statements for details of this name change. Effective before the opening of business on October 24, 2016, the Advisor, Investor, and R6 share classes were redesignated as Class A, I, and SDR, respectively. See Note 11 for further information.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on February 28, 2017.
(8)	Commenced operations on October 24, 2016.
(9)	Commenced operations on December 30, 2014.
(10)	Commenced operations on December 15, 2011.
(11)	Includes redemption fees. Amount was less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

131

Hartford Schroders Funds

Financial Highlights – (continued)

(12)	Commenced operations on June 25, 2013.
(13)	Commenced operations on December 19, 2014.
(14)	Commenced operations on June 23, 2014.
(15)	Includes redemption fees of $0.01 per share.
(16)	For the Period August 1, 2013 to October 31, 2013.
(17)	Commenced operations on October 3, 2011.
(18)	Commenced operations on September 28, 2015.

The accompanying notes are an integral part of these financial statements.

132

Hartford Schroders Funds

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.	Organization:

The Hartford Mutual Funds II, Inc. (the “Company”) is an open-end registered management investment company comprised of fourteen series, as of April 30, 2017. Financial statements of each series of the Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

The Hartford Mutual Funds II, Inc.:

Hartford Schroders Emerging Markets Debt and Currency Fund (the “Emerging Markets Debt and Currency Fund”)

Hartford Schroders Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”)

Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the “Emerging Markets Multi-Sector Bond Fund”)

Hartford Schroders Global Strategic Bond Fund (the “Global Strategic Bond Fund”)

Hartford Schroders Income Builder Fund (the “Income Builder Fund”)

Hartford Schroders International Multi-Cap Value Fund (the “International Multi-Cap Value Fund”)

Hartford Schroders International Stock Fund (the “International Stock Fund”)

Hartford Schroders Tax-Aware Bond Fund (the “Tax-Aware Bond Fund”)

Hartford Schroders US Small Cap Opportunities Fund (the “US Small Cap Opportunities Fund”)

Hartford Schroders US Small/Mid Cap Opportunities Fund (the “US Small/Mid Cap Opportunities Fund”)

Each Fund acquired all of the assets and liabilities of its corresponding predecessor fund pursuant to an agreement and plan of reorganization immediately before the opening of business on October 24, 2016 (each a “reorganization”). The Funds are the successors to their corresponding predecessor funds (each, a “Predecessor Fund” and collectively, the “Predecessor Funds”) as provided below.

Fund	Predecessor Funds*
Emerging Markets Debt and Currency Fund	Schroder Absolute Return EMD and Currency Fund
Emerging Markets Equity Fund	Schroder Emerging Market Equity Fund
Emerging Markets Multi-Sector Bond Fund	Schroder Emerging Markets Multi-Sector Bond Fund
Global Strategic Bond Fund	Schroder Global Strategic Bond Fund
Income Builder Fund	Schroder Global Multi-Asset Income Fund
International Multi-Cap Value Fund	Schroder International Multi-Cap Value Fund
International Stock Fund	Schroder International Alpha Fund
Tax-Aware Bond Fund	Schroder Broad Tax-Aware Value Bond Fund
US Small Cap Opportunities Fund	Schroder U.S. Opportunities Fund
US Small/Mid Cap Opportunities Fund	Schroder U.S. Small and Mid Cap Opportunities Fund

*	Schroder International Alpha Fund and Schroder U.S. Opportunities Fund were series of Schroder Capital Funds (Delaware), a Delaware statutory trust, and the other eight Predecessor Funds were series of Schroder Series Trust, a Massachusetts business trust.

The financial statements of the Funds reflect the historical results of the Investor Class, Advisor Class and Class R6 shares of the Predecessor Funds prior to their reorganizations. Upon the completion of the reorganizations, the Class I, Class A and Class SDR shares of the Funds assumed the performance, financial and other information of the Investor Class, Advisor Class and Class R6 shares of the Predecessor Funds, respectively. All information and references to periods prior to the opening of business on October 24, 2016 refer to the Predecessor Funds.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Debt and Currency Fund, Emerging Markets Multi-Sector Bond Fund and Global Strategic Bond Fund, is a diversified open-end management investment company. Emerging Markets Debt and Currency Fund, Emerging Markets Multi-Sector Bond Fund and Global Strategic Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”.

Each Fund offers Class A, Class T, Class C, Class I, Class Y, Class F and Class SDR shares. As of April 30, 2017, Class T shares have not commenced operations. In addition, each Fund, except Emerging Markets Debt and Currency Fund and Tax-Aware Bond Fund, offers

133

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Class R3, Class R4 and Class R5 shares. Each Fund’s Class A shares are sold with a front-end sales charge of up to 5.50%, except Emerging Markets Debt and Currency Fund, Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund, Income Builder Fund and Tax-Aware Bond Fund for which Class A shares are sold with front-end sales charge of up to 4.50%. Class T shares of each Fund have a front-end sales charge of up to 2.50%. Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Classes I, R3, R4, R5, Y, F and SDR shares are sold without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The per share net asset value (“NAV”) of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company or Trustees of the Trusts prior to reorganization. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available.

In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Company’s Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded.

There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interests), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Company’s Board of Directors or Trustees of the Trust prior to the reorganization. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

134

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined in accordance with its valuation procedures. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company’s Board of Directors.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek

135

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors of the Company. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors of the Company then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage related and other asset backed securities are included in interest income in the Statements of Operations, as applicable.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. The amount of foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)	Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

136

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Dividends are declared pursuant to a policy adopted by the Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Emerging Markets Debt and Currency Fund, Emerging Markets Equity Fund, International Stock Fund, US Small Cap Opportunities Fund and US Small/Mid Cap Opportunities Fund is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Global Strategic Bond Fund, Income Builder Fund and Tax-Aware Bond Fund is to pay dividends from net investment income, if any, monthly, and realized gains, if any, at least once a year. The policy of Emerging Markets Multi-Sector Bond Fund and International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.

Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company’s Board of Directors. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of April 30, 2017.

b)	Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2017.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of April 30, 2017.

c)

Mortgage Related and Other Asset Backed Securities – A Fund may invest in mortgage related and other asset backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage backed securities, stripped mortgage backed securities, asset backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset backed securities are created from many types of assets,

137

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage related securities is guaranteed by the full faith and credit of the United States Government. Mortgage related and other asset backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage related and other asset backed securities as of April 30, 2017.

d)	Inflation Indexed Bonds – A Fund may invest in inflation indexed bonds. Inflation indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation indexed bonds as of April 30, 2017.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)	Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended April 30, 2017, Emerging Markets Debt and Currency Fund, Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund, Income Builder Fund and International Multi-Cap Value Fund had engaged in Foreign Currency Contracts.

b)	Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund uses futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

138

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

During the six-month period ended April 30, 2017, Emerging Markets Multi-Sector Bond Fund, Global Strategic Bond Fund, Income Builder Fund, International Multi-Cap Value Fund, Tax-Aware Bond Fund and US Small Cap Opportunities Fund had engaged in Futures Contracts.

c)	Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either OTC options or executed in a registered exchange (“exchange traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. A Fund may trade in options to manage risk for investment purposes. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended April 30, 2017, Global Strategic Bond Fund and Income Builder Fund had engaged in Options Contracts.

Transactions involving written option contracts during the six-month period ended April 30, 2017, are summarized below:

Global Strategic Bond Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	49,190,000	$75,013
Written	29,480,000	217,636
Expired	(2,030,000)	(12,769)
Closed	(62,705,000)	(193,986)
Exercised	—	—

End of Period	13,935,000	$85,894

139

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Income Builder Fund

Options Activity During the Six-Month Period Ended April 30, 2017

Options Written During the Period	Number of Contracts	Premium Amounts
Beginning of period	—	$—
Written	6,507	290,886
Expired	(4,290)	(60,179)
Closed	(12)	(13,800)
Exercised	—	—

End of Period	2,205	$216,907

d)	Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company’s Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for

140

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended April 30, 2017, Emerging Markets Multi-Sector Bond Fund and Global Strategic Bond Fund had engaged in Credit Default Swaps.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended April 30, 2017, Global Strategic Bond Fund had engaged in Interest Rate Swaps.

141

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

e)	Additional Derivative Instrument Information:

Emerging Markets Debt and Currency Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$592,160	$—	$—	$—	$—	$592,160

Total	$—	$592,160	$—	$—	$—	$—	$592,160

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$709,385	$—	$—	$—	$—	$709,385

Total	$—	$709,385	$—	$—	$—	$—	$709,385

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$249,274	$—	$—	$—	$—	$249,274

Total	$—	$249,274	$—	$—	$—	$—	$249,274

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(22,737)	$—	$—	$—	$—	$(22,737)

Total	$—	$(22,737)	$—	$—	$—	$—	$(22,737)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased	$27,619,310
Foreign Currency Contracts Sold	$40,537,074

Emerging Markets Multi-Sector Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$6,160	$—	$—	$—	$—	$—	$6,160
Unrealized appreciation on foreign currency contracts	—	155,429	—	—	—	—	155,429

Total	$6,160	$155,429	$—	$—	$—	$—	$161,589

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$71,650	$—	$—	$—	$—	$71,650
Unrealized depreciation on swap contracts(2)	—	—	72,222	—	—	—	72,222

Total	$—	$71,650	$72,222	$—	$—	$—	$143,872

142

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$31,103	$—	$—	$—	$—	$—	$31,103
Net realized gain (loss) on swap contracts	—	—	92,240	—	—	—	92,240
Net realized gain (loss) on foreign currency contracts	—	47,164	—	—	—	—	47,164

Total	$31,103	$47,164	$92,240	$—	$—	$—	$170,507

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$6,160	$—	$—	$—	$—	$—	$6,160
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	(72,834)	—	—	—	(72,834)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	46,469	—	—	—	—	46,469

Total	$6,160	$46,469	$(72,834)	$—	$—	$—	$(20,205)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	12
Futures Contracts Short	(14)
Swap Contracts	$3,865,000
Foreign Currency Contracts Purchased	$10,226,068
Foreign Currency Contracts Sold	$11,234,181

Global Strategic Bond Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$226,313	$—	$—	$—	$—	$226,313
Unrealized appreciation on futures contracts(1)	130,641	—	—	—	—	—	130,641
Unrealized appreciation on foreign currency contracts	—	4,213,855	—	—	—	—	4,213,855
Unrealized appreciation on swap contracts(2)	269,393	—	—	—	—	—	269,393

Total	$400,034	$4,440,168	$—	$—	$—	$—	$4,840,202

Liabilities:
Unrealized depreciation on futures contracts(1)	$402,098	$—	$—	$—	$—	$—	$402,098
Unrealized depreciation on foreign currency contracts	—	4,165,463	—	—	—	—	4,165,463
Written options, market value	—	74,232	—	—	—	—	74,232
Unrealized depreciation on swap contracts(2)	391,680	—	53,811	—	—	—	445,491

Total	$793,778	$4,239,695	$53,811	$—	$—	$—	$5,087,284

143

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Strategic Bond Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(16,374)	$(111,871)	$—	$—	$—	$52	$(128,193)
Net realized gain (loss) on futures contracts	1,490,738	—	—	—	—	—	1,490,738
Net realized gain (loss) on written options contracts	—	282,085	—	—	—	—	282,085
Net realized gain (loss) on swap contracts	(179,773)	—	(382,463)	—	—	—	(562,236)
Net realized gain (loss) on foreign currency contracts	—	223,404	—	—	—	—	223,404

Total	$1,294,591	$393,618	$(382,463)	$—	$—	$52	$1,305,798

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$(35,190)	$88,393	$—	$—	$—	$—	$53,203
Net change in unrealized appreciation (depreciation) of futures contracts	(403,540)	—	—	—	—	—	(403,540)
Net change in unrealized appreciation (depreciation) of written options contracts	—	(35,360)	—	—	—	—	(35,360)
Net change in unrealized appreciation (depreciation) of swap contracts	(120,625)	—	28,833	—	—	—	(91,792)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(624,387)	—	—	—	—	(624,387)

Total	$(559,355)	$(571,354)	$28,833	$—	$—	$—	$(1,101,876)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	10,525,000
Futures Contracts Long	188
Futures Contracts Short	(331)
Written Options Contracts	(9,933,333)
Swap Contracts	$89,581,833
Foreign Currency Contracts Purchased	$93,080,565
Foreign Currency Contracts Sold	$110,532,999

Income Builder Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$—	$—	$51,798	$—	$—	$51,798
Unrealized appreciation on futures contracts(1)	—	—	—	73,098	—	—	73,098
Unrealized appreciation on foreign currency contracts	—	171,030	—	—	—	—	171,030

Total	$—	$171,030	$—	$124,896	$—	$—	$295,926

Liabilities:
Unrealized depreciation on futures contracts(1)	$10,967	$—	$—	$30,473	$—	$—	$41,440
Unrealized depreciation on foreign currency contracts	—	306,857	—	—	—	—	306,857
Written options, market value	—	—	—	44,335	—	—	44,335

Total	$10,967	$306,857	$—	$74,808	$—	$—	$392,632

144

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Income Builder Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$—	$—	$(308,361)	$—	$—	$(308,361)
Net realized gain (loss) on futures contracts	35,565	—	—	(9,051)	—	—	26,514
Net realized gain (loss) on written options contracts	—	—	—	65,459	—	—	65,459
Net realized gain (loss) on foreign currency contracts	—	79,244	—	—	—	—	79,244

Total	$35,565	$79,244	$—	$(251,953)	$—	$—	$(137,144)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$—	$—	$(200,905)	$—	$—	$(200,905)
Net change in unrealized appreciation (depreciation) of futures contracts	(15,523)	—	—	23,099	—	—	7,576
Net change in unrealized appreciation (depreciation) of written options contracts	—	—	—	172,572	—	—	172,572
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(138,389)	—	—	—	—	(138,389)

Total	$(15,523)	$(138,389)	$—	$(5,234)	$—	$—	$(159,146)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts	3,738
Futures Contracts Long	29
Futures Contracts Short	(23)
Written Options Contracts	(1,821)
Foreign Currency Contracts Purchased	$9,589,953
Foreign Currency Contracts Sold	$18,517,289

International Multi-Cap Value Fund

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2017:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$263,102	$—	$—	$263,102
Unrealized appreciation on foreign currency contracts	—	20,904	—	—	—	—	20,904

Total	$—	$20,904	$—	$263,102	$—	$—	$284,006

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$93,730	$—	$—	$—	$—	$93,730

Total	$—	$93,730	$—	$—	$—	$—	$93,730

145

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Multi-Cap Value Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$362,169	$—	$—	$362,169
Net realized gain (loss) on foreign currency contracts	—	(263,602)	—	—	—	—	(263,602)

Total	$—	$(263,602)	$—	$362,169	$—	$—	$98,567

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$317,919	$—	$—	$317,919
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	263,207	—	—	—	—	263,207

Total	$—	$263,207	$—	$317,919	$—	$—	$581,126

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	176
Foreign Currency Contracts Purchased	$7,374,379
Foreign Currency Contracts Sold	$7,663,571

Tax-Aware Bond Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$573,852	$—	$—	$—	$—	$—	$573,852

Total	$573,852	$—	$—	$—	$—	$—	$573,852

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(98,944)	$—	$—	$—	$—	$—	$(98,944)

Total	$(98,944)	$—	$—	$—	$—	$—	$(98,944)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Short	(28)

146

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

US Small Cap Opportunities Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2017

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(38,057)	$—	$—	$(38,057)

Total	$—	$—	$—	$(38,057)	$—	$—	$(38,057)

For the period ended April 30, 2017, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long	22

(1)	Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

f)	Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present the Funds’ derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by the Funds as of April 30, 2017:

Emerging Markets Debt and Currency Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$592,160	$(709,385)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	592,160	(709,385)

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$592,160	$(709,385)

147

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Debt and Currency Fund – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$31,425	$(31,425)	$—	$—	$—
BNP Paribas Securities Services	4,231	—	—	—	4,231
Citibank NA	246,761	(181,232)	—	—	65,529
Goldman Sachs & Co.	24,659	—	—	—	24,659
HSBC Bank USA	44,867	(44,867)	—	—	—
JP Morgan Chase & Co.	195,149	(184,716)	—	—	10,433
Morgan Stanley	980	(980)	—	—	—
Standard Chartered Bank	36,902	(36,902)	—	—	—
UBS AG	7,186	(7,186)	—	—	—

Total	$592,160	$(487,308)	$—	$—	$104,852

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(116,493)	$31,425	$—	$—	$(85,068)
Citibank NA	(181,232)	181,232	—	—	—
Credit Suisse First Boston Corp.	(13,274)	—	—	—	(13,274)
HSBC Bank USA	(133,438)	44,867	—	—	(88,571)
JP Morgan Chase & Co.	(184,716)	184,716	—	—	—
Morgan Stanley	(29,108)	980	—	—	(28,128)
Standard Chartered Bank	(43,191)	36,902	—	—	(6,289)
UBS AG	(7,933)	7,186	—	—	(747)

Total	$ (709,385)	$487,308	$—	$—	$ (222,077)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Emerging Markets Multi-Sector Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$155,429	$(71,650)
Futures contracts	6,160	—
Swap contracts	—	(72,222)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	161,589	(143,872)

Derivatives not subject to a MNA	(6,160)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$155,429	$(143,872)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Standard Chartered Bank	$155,429	$(71,650)	$—	$—	$83,779

148

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(66,420)	$—	$—	$—	$(66,420)
JP Morgan Chase & Co.	(5,802)	—	—	—	(5,802)
Standard Chartered Bank	(71,650)	71,650	—	—	—

Total	$(143,872)	$71,650	$—	$—	$(72,222)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Global Strategic Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$4,213,855	$(4,165,463)
Futures contracts	130,641	(402,098)
Purchased options	226,313	—
Swap contracts	269,393	(445,491)
Written options	—	(74,232)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	4,840,202	(5,087,284)

Derivatives not subject to a MNA	(331,621)	791,688

Total gross amount of assets and liabilities subject to MNA or similar agreements	$4,508,581	$(4,295,596)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$1,367	$—	$—	$—	$1,367
Barclays	911,116	(467,324)	—	—	443,792
BNP Paribas Securities Services	291,776	(258,679)	—	—	33,097
Citibank NA	1,255,371	(1,255,371)	—	—	—
Credit Suisse First Boston Corp.	144,410	—	—	—	144,410
HSBC Bank USA	100,069	(39,657)	—	—	60,412
JP Morgan Chase & Co.	1,055,097	(759,743)	—	—	295,354
Morgan Stanley	50,757	(22,704)	—	—	28,053
RBC Dominion Securities, Inc.	18,498	(18,498)	—	—	—
State Street Global Markets LLC	487,376	(487,376)	—	—	—
UBS AG	192,744	(192,744)	—	—	—

Total	$4,508,581	$(3,502,096)	$—	$—	$1,006,485

149

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Strategic Bond Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(467,324)	$467,324	$—	$—	$—
BNP Paribas Securities Services	(258,679)	258,679	—	—	—
Citibank NA	(1,381,183)	1,255,371	—	—	(125,812)
HSBC Bank USA	(39,657)	39,657	—	—	—
JP Morgan Chase & Co.	(759,743)	759,743	—	—	—
Morgan Stanley	(22,704)	22,704	—	—	—
RBC Dominion Securities, Inc.	(73,555)	18,498	—	—	(55,057)
Standard Chartered Bank	(24,918)	—	—	—	(24,918)
State Street Global Markets LLC	(986,638)	487,376	—	—	(499,262)
UBS AG	(281,195)	192,744	—	—	(88,451)

Total	$(4,295,596)	$3,502,096	$—	$—	$(793,500)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Income Builder Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$171,030	$(306,857)
Futures contracts	73,098	(41,440)
Purchased options	51,798	—
Written options	—	(44,335)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	295,926	(392,632)

Derivatives not subject to a MNA	(73,098)	41,440

Total gross amount of assets and liabilities subject to MNA or similar agreements	$222,828	$(351,192)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$50,363	$(5,493)	$—	$—	$44,870
Citibank NA	55,674	(55,674)	—	—	—
JP Morgan Chase & Co.	87,087	(52,272)	—	—	34,815
Morgan Stanley	503	—	—	—	503
Standard Chartered Bank	10,414	(7,186)	—	—	3,228
UBS AG	18,787	(18,787)	—	—	—

Total	$222,828	$(139,412)	$—	$—	$83,416

150

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Income Builder Fund – (continued)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(5,493)	$5,493	$—	$—	$—
BNP Paribas Securities Services	(22,160)	—	—	—	(22,160)
Citibank NA	(97,355)	55,674	—	—	(41,681)
JP Morgan Chase & Co.	(52,272)	52,272	—	—	—
Royal Bank of Canada	(38,358)	—	—	—	(38,358)
Standard Chartered Bank	(7,186)	7,186	—	—	—
State Street Global Markets LLC	(50,711)	—	—	—	(50,711)
UBS AG	(77,657)	18,787	—	—	(58,870)

Total	$(351,192)	$139,412	$—	$—	$(211,780)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

International Multi-Cap Value Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$20,904	$(93,730)
Futures contracts	263,102	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	284,006	(93,730)

Derivatives not subject to a MNA	(263,102)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$20,904	$(93,730)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$20,904	$(20,904)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Citibank NA	$(93,730)	$20,904	$—	$—	$(72,826)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. The prospectuses for each Fund provide details of each Fund’s principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or

151

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage backed securities, senior floating rate interests and certain asset backed securities. For certain asset backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)	Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

152

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

At October 31, 2016 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Year of Expiration
Fund	2017	Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Emerging Markets Debt and Currency Fund	$—	$1,356,997	$96,367
Emerging Markets Equity Fund	—	172,954,358	73,283,809
Emerging Markets Multi-Sector Bond Fund	—	1,407,772	121,463
Global Strategic Bond Fund	—	3,260,509	2,135,332
Income Builder Fund	—	2,475,590	2,196,787
International Multi-Cap Value Fund	—	5,840,883	10,366,435
International Stock Fund	3,224,422	2,623,220	4,234,838

The Tax-Aware Bond Fund, US Small Cap Opportunities Fund and US Small/MidCap Fund had no capital loss carryforwards for U.S. federal income tax purposes at October 31, 2016.

7.	Expenses:

a)	Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Schroder Investment Management North America Inc. (“SIMNA”) under a sub-advisory agreement and SIMNA has contracted with Schroder Investment Management North America Limited (“SIMNA Ltd.”) under a sub-sub-advisory agreement with respect to certain Funds. SIMNA performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. SIMNA Ltd. also performs daily investment of the assets for each of Emerging Markets Debt and Currency Fund, Emerging Markets Equity Fund, International Stock Fund, International Multi-Cap Value Fund, Income Builder Fund and Global Strategic Bond Fund. Each Fund pays a fee to HFMC, a portion of which may be used to compensate SIMNA.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Emerging Markets Debt and Currency Fund	0.950% on first $1 billion and;
0.900% on next $4 billion and;
0.890% on next $5 billion and;
0.885% over $10 billion

Emerging Markets Equity Fund	1.050% on first $1 billion and;
1.000% on next $4 billion and;
0.990% on next $5 billion and;
0.985% over $10 billion

Emerging Markets Multi-Sector Bond Fund	0.700% on first $1 billion and;
0.650% on next $4 billion and;
0.640% on next $5 billion and;
0.635% over $10 billion

Global Strategic Bond Fund	0.660% on first $1 billion and;
0.580% on next $4 billion and;
0.555% on next $5 billion and;
0.545% over $10 billion

153

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Management Fee Rates
Income Builder Fund	0.700% on first $1 billion and;
0.680% on next $4 billion and;
0.670% on next $5 billion and;
0.665% over $10 billion

International Multi-Cap Value Fund	0.770% on first $1 billion and;
0.720% on next $4 billion and;
0.710% on next $5 billion and;
0.705% over $10 billion

International Stock Fund	0.750% on first $1 billion and;
0.700% on next $4 billion and;
0.690% on next $5 billion and;
0.685% over $10 billion

Tax-Aware Bond Fund	0.450% on first $1 billion and;
0.430% on next $4 billion and;
0.425% on next $5 billion and;
0.420% over $10 billion

US Small Cap Opportunities Fund	0.900% on first $1 billion and;
0.890% on next $4 billion and;
0.880% on next $5 billion and;
0.870% over $10 billion

US Small/Mid Cap Opportunities Fund	0.850% on first $1 billion and;
0.800% on next $4 billion and;
0.790% on next $5 billion and;
0.785% over $10 billion

Prior to October 24, 2016, SIMNA provided investment advisory services to the Predecessor Funds pursuant to investment advisory agreements with SIMNA. From the period of November 1, 2015 through October 21, 2016, the Predecessor Funds paid the following rates to SIMNA for investment management services rendered:

Emerging Markets Debt and Currency Fund	0.900%
Emerging Markets Equity Fund	1.000%
Emerging Markets Multi-Sector Bond Fund	0.650%
Global Strategic Bond Fund	0.550%
Income Builder Fund	0.600%
International Multi-Cap Value Fund	0.650%
International Stock Fund	0.700%
Tax- Aware Bond Fund	0.330%
US Small Cap Opportunities Fund	0.850%*
US Small/Mid Cap Opportunities Fund	0.800%

*	Prior to March 1, 2016, the US Small Cap Opportunities Fund paid 1.000% to SIMNA for investment management services rendered:

154

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

b)	Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of each Fund, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Fund	Accounting Services Fee Rates
Emerging Markets Debt and Currency Fund	0.014% on first $3.5 billion;
0.012% on next $3.5 billion; and
0.010% over $7 billion

Emerging Markets Equity Fund	0.018% on first $3.5 billion;
0.014% on next $3.5 billion; and
0.010% over $7 billion

Emerging Markets Multi Sector Bond Fund	0.018% on first $3.5 billion;
0.014% on next $3.5 billion; and
0.010% over $7 billion

Global Strategic Bond Fund	0.018% on first $3.5 billion;
0.014% on next $3.5 billion; and
0.010% over $7 billion

Income Builder Fund	0.018% on first $3.5 billion;
0.014% on next $3.5 billion; and
0.010% over $7 billion

International Multi-Cap Value Fund	0.018% on first $3.5 billion;
0.014% on next $3.5 billion; and
0.010% over $7 billion

International Stock Fund	0.018% on first $3.5 billion;
0.014% on next $3.5 billion; and
0.010% over $7 billion

Tax-Aware Bond Fund	0.014% on first $3.5 billion;
0.012% on next $3.5 billion; and
0.010% over $7 billion

US Small Cap Opportunities Fund	0.014% on first $3.5 billion;
0.012% on next $3.5 billion; and
0.010% over $7 billion

US Small/Mid Cap Opportunities Fund	0.014% on first $3.5 billion; and
0.012% on next $3.5 billion; and
0.010% over $7 billion

Prior to November 1, 2016, the Funds paid the following rates to HFMC for accounting services rendered:

Fund	Accounting Services Fee Rates
Emerging Markets Debt and Currency Fund	0.025% on first $5 billion;
0.020% on next $5 billion; and
0.015% over $10 billion

Emerging Markets Equity Fund	0.025% on first $5 billion;
0.020% on next $5 billion; and
0.015% over $10 billion

155

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Fund	Accounting Services Fee Rates
Emerging Markets Multi Sector Bond Fund	0.025% on first $5 billion;
0.020% on next $5 billion; and
0.015% over $10 billion

Global Strategic Bond Fund	0.025% on first $5 billion;
0.020% on next $5 billion; and
0.015% over $10 billion

Income Builder Fund	0.025% on first $5 billion;
0.020% on next $5 billion; and
0.015% over $10 billion

International Multi-Cap Value Fund	0.020% on first $5 billion;
0.015% on next $5 billion; and
0.010% over $10 billion

International Stock Fund	0.020% on first $5 billion;
0.015% on next $5 billion; and
0.010% over $10 billion

Tax-Aware Bond Fund	0.018% on first $5 billion;
0.014% on next $5 billion; and
0.010% over $10 billion

US Small Cap Opportunities Fund	0.014% on first $5 billion;
0.012% on next $5 billion; and
0.010% over $10 billion

US Small/Mid Cap Opportunities Fund	0.012% on first $5 billion; and
0.010% over $5 billion

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

In addition, prior to October 24, 2016, each Predecessor Fund, under an amended administration and accounting agreement with SEI Investments Global Funds Services (“SEI”), paid SEI based on aggregate average daily net assets of all the series of Schroder Capital Funds (Delaware), Schroder Series Trust and Schroder Global Series Trust Funds other than Schroder North American Equity Fund; 0.0875% on the first $1 billion; 0.0700% on the next $2 billion; 0.0600% on the next $1.5 billion; and 0.0575% over $4.5 billion. Each Predecessor Fund paid its pro rata portion of such fees. These fees are included in the sub-administration fees in the Statements of Operations.

c)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each series within the Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and class, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. In connection with the reorganization, as

156

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

of April 30, 2017, HFMC contractually limited the total operating expenses of each Fund, exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, through October 24, 2018 as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Debt and Currency Fund	1.40%	2.15%	1.15%	NA	NA	NA	1.05%	1.00%	1.00%
Emerging Markets Equity Fund	1.50%	2.25%	1.25%	1.80%	1.50%	1.20%	1.15%	1.10%	1.10%
Emerging Markets Multi-Sector Bond Fund	1.15%	1.90%	0.90%	1.45%	1.15%	0.85%	0.80%	0.75%	0.75%
Global Strategic Bond Fund	1.04%	1.86%	0.79%	1.41%	1.11%	0.81%	0.76%	0.64%	0.64%
Income Builder Fund	1.10%	1.90%	0.85%	1.45%	1.15%	0.85%	0.80%	0.70%	0.70%
International Multi-Cap Value Fund	1.15%	1.97%	0.90%	1.52%	1.22%	0.92%	0.87%	0.75%	0.75%
International Stock Fund	1.20%	1.95%	0.95%	1.50%	1.20%	0.90%	0.85%	0.80%	0.80%
Tax-Aware Bond Fund	0.71%	1.59%	0.46%	NA	NA	NA	0.54%	0.46%	0.46%
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	1.00%	0.95%	0.95%
US Small/Mid Cap Opportunities Fund	1.30%	2.05%	1.05%	1.60%	1.30%	1.00%	0.95%	0.90%	0.90%

From the period of November 1, 2015 through October 21, 2016, SIMNA contractually limited the total operating expenses of each Predecessor Fund, exclusive of acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses, as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class I	Class SDR
Emerging Markets Debt and Currency Fund	1.40%	1.15%	1.00%
Emerging Markets Equity Fund	1.50%	1.25%	1.10%
Emerging Markets Multi-Sector Bond Fund	1.15%	0.90%	0.75%
Global Strategic Bond Fund	1.04%	0.79%	0.64%
Income Builder Fund	1.10%	0.85%	0.70%
International Multi-Cap Value Fund	1.15%	0.90%	0.75%
International Stock Fund	1.20%	0.95%	0.80%
Tax-Aware Bond Fund	0.71%	0.46%	NA
US Small Cap Opportunities Fund	1.45%	1.20%	1.05%
US Small/Mid Cap Opportunities Fund	1.30%	1.05%	0.90%

d)	Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund’s expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended April 30, 2017, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Debt and Currency Fund	1.37%	2.00%	1.10%	—	—	—	1.00%	1.00%	1.00%
Emerging Markets Equity Fund	1.50%	2.13%	1.25%	1.54%	1.46%	1.19%	1.09%	1.09%	1.09%
Emerging Markets Multi-Sector Bond Fund	1.03%	1.77%	0.83%	1.20%	1.02%	0.85%	0.75%	0.75%	0.75%
Global Strategic Bond Fund	0.99%	1.63%	0.79%	1.10%	0.92%	0.75%	0.64%	0.64%	0.64%
Income Builder Fund	1.03%	1.74%	0.78%	1.15%	0.98%	0.80%	0.70%	0.70%	0.70%
International Multi-Cap Value Fund	1.09%	1.81%	0.81%	1.37%	1.03%	0.87%	0.75%	0.75%	0.75%
International Stock Fund	1.20%	1.80%	0.95%	1.25%	1.08%	0.90%	0.80%	0.80%	0.80%
Tax-Aware Bond Fund	0.71%	1.49%	0.46%	—	—	—	0.46%	0.46%	0.46%
US Small Cap Opportunities Fund	1.32%	2.03%	0.99%	1.40%	1.22%	1.05%	0.96%	0.95%	0.95%
US Small/Mid Cap Opportunities Fund	1.24%	1.97%	0.97%	1.57%	1.30%	1.00%	0.90%	0.90%	0.90%

157

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

e)	Sales Charges and Distribution and Service Plan for Class A, T, C, R3 and R4 Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2017, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:

Fund	Front-end Sales Charges	Contingent Deferred Sales Charges
Emerging Markets Debt and Currency Fund	$79	$—	*
Emerging Markets Equity Fund	26,811	—	*
Emerging Markets Multi-Sector Bond Fund	2,340	2
Global Strategic Bond Fund	297	—
Income Builder Fund	5	—	**
International Multi-Cap Value Fund	62,743	—	*
International Stock Fund	426	1
Tax-Aware Bond Fund	34,299	—	*
US Small Cap Opportunities Fund	53,524	—	*
US Small/Mid Cap Opportunities Fund	624,868	—	*

*	Total CDSC includes Underwriter Adjustment credits which may cause negative dollar amounts.
**	Amount rounds to less than $1.

The Board of Directors of the Company has approved the adoption of a separate distribution plan (each a “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A, T, C, R3 and R4 shares. Under a Plan, Class A, Class T, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class T Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class T shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. As of April 30, 2017, Class T shares have not commenced operations. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the Company’s Board of Directors may determine.

Prior to October 24, 2016, each Predecessor Fund had adopted a distribution plan pursuant to Rule 12b-1 with respect to its Advisor Shares (“Predecessor 12b-1 Plan”). Under the Predecessor 12b-1 Plan, the Advisor Shares of the Predecessor Funds made payments at an annual rates of up to 0.25% of the average daily net assets attributable to their Advisor Shares to compensate Schroder Fund Advisors LLC (“SFA”), the Predecessor Funds’ distributor, for distribution services and certain shareholder services with respect to the Predecessor Funds’ Advisor Shares.

In addition, prior to October 24, 2016, each Predecessor Fund had adopted a shareholder service plan (the “Predecessor Plan”) with respect to its Advisor Shares and Investor Shares. Under the Predecessor Plan, each Predecessor Fund, made payments out of the assets attributable to its Advisor Shares or its Investor Shares to SIMNA, SFA, and such other entities as may from time to time act as the shareholder servicer of such class for providing services and/or incurring expenses directly or indirectly supporting or relating to the shareholder servicing function for Advisor Shares and Investor Shares as compensation for such services and expenses. Payments under the Predecessor Plan were made at an annual rate of up to 0.15% of a Predecessor Fund’s average daily net assets attributable to the applicable share class; payments under the Predecessor Plan were not made for distribution services or expenses. These payments were in addition to payments made under the Predecessor Funds’ 12b-1 plans, if applicable. SIMNA, SFA, or any of their affiliates from time to time, also made payments to financial intermediaries for sub-administration, sub-transfer agency, or other shareholder services or distribution, out of their own resources.

158

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

f)	Redemption Fees – Prior to October 24, 2016, certain Predecessor Funds (Schroder Emerging Market Equity Fund, Schroder International Alpha Fund, Schroder International Multi-Cap Value Fund, Schroder U.S. Opportunities Fund and Schroder U.S. Small and Mid Cap Opportunities Fund) generally imposed a 2.00% redemption fee on shares redeemed (including in connection with an exchange) two months or less from their date of purchase. These fees, which are not sales charges, were retained by the Predecessor Funds and not paid to SFA, or any other entity. The redemption fees are included in the Statements of Changes in Net Assets under “Redemption fees,” and are included as part of “Paid-in-Capital” on the Statements of Assets and Liabilities. The redemption fees retained for the year ended October 31, 2016 were as follows:

Emerging Markets Equity Fund	$13,527
International Stock Fund	101
International Multi-Cap Value Fund	19,460
US Small Cap Opportunities Fund	536
US Small/Mid Cap Opportunities Fund	31,725

Subsequent to the reorganization, the Funds do not impose any redemption fees.

g)	Other Related Party Transactions – Certain officers of the Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2017, a portion of the Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Emerging Markets Debt and Currency Fund	$133
Emerging Markets Equity Fund	3,075
Emerging Markets Multi-Sector Bond Fund	100
Global Strategic Bond Fund	109
Income Builder Fund	43
International Multi-Cap Value Fund	960
International Stock Fund	249
Tax-Aware Bond Fund	277
US Small Cap Opportunities Fund	242
US Small/Mid Cap Opportunities Fund	644

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018. Any transfer agency fee reimbursement is determined before considering the contractual operating expense limitation. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets. Pursuant to a sub-transfer agency agreement between HASCO and Boston Financial Data Services, Inc. (“BFDS”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to BFDS. The costs and expenses of such delegation are borne by HASCO, not by the Funds. The amount paid to HASCO can be found in the Statements of Operations. These fees are accrued daily and paid monthly.

Prior to October 24, 2016, SIMNA had retained its affiliate SIMNA Ltd. to serve as sub-adviser responsible for the portfolio management of, certain Predecessor Funds, Schroder Absolute Return EMD and Currency Fund, Schroder Emerging Market Equity Fund, Schroder Global Strategic Bond Fund, Schroder Global Multi-Asset Income Fund, Schroder International Multi-Cap Value Fund, and Schroder International Alpha Fund.

Prior to October 24, 2016, SIMNA also had agreed to reduce the management fee for the Schroder Emerging Market Equity Fund in an amount equal to the portion of advisory fees paid to SIMNA or its affiliates by the Schroder Emerging Markets Small Cap Fund and attributable to the Schroder Emerging Market Equity Fund’s investments in such Fund.

159

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

For the six-month period ended April 30, 2017, the rate of compensation paid to HASCO for transfer agency services as a percentage of each Fund’s average daily net assets is as follows:

Fund	Percent of Average Daily Net Assets
Emerging Markets Debt and Currency Fund	0.09%
Emerging Markets Equity Fund	0.15%
Emerging Markets Multi-Sector Bond Fund	0.01%
Global Strategic Bond Fund	0.00%
Income Builder Fund	0.02%
International Multi-Cap Value Fund	0.03%
International Stock Fund	0.11%
Tax-Aware Bond Fund	0.03%
US Small Cap Opportunities Fund	0.05%
US Small/Mid Cap Opportunities Fund	0.07%

Administrative services fees for third-party recordkeeping services are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

8.	Affiliate Holdings:

As of April 30, 2017, affiliates of The Hartford had ownership of shares in each Fund as follows:

Percentage of a Class:

Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F	Class SDR
Emerging Markets Debt and Currency Fund	—	89%	—	—	—	—	100%	100%	—
Emerging Markets Equity Fund	—	1%	—	100%	10%	100%	— %*	— %*	—
Emerging Markets Multi-Sector Bond Fund	—	28%	—	100%	100%	100%	100%	100%	—
Global Strategic Bond Fund	—	100%	—	100%	100%	100%	100%	100%	—
Income Builder Fund	—	15%	—	100%	100%	100%	100%	100%	—
International Multi-Cap Value Fund	—	— %*	—	19%	100%	5%	— %*	— %*	—
International Stock Fund	—	29%	—	100%	100%	100%	100%	100%	—
Tax-Aware Bond Fund	—	— %*	—	—	—	—	100%	100%	—	%*
US Small Cap Opportunities Fund	—	— %*	—	100%	100%	70%	3%	100%	—
US Small/Mid Cap Opportunities Fund	—	— %*	—	10%	15%	56%	4%	100%	—

Percentage of Fund by Class:

Fund	Class A	Class C		Class I	Class R3		Class R4		Class R5		Class Y		Class F		Class SDR
Emerging Markets Debt and Currency Fund	—	—	%*	—	—		—		—		—	%*	—	%*	—
Emerging Markets Equity Fund	—	—	%*	—	—	%*	—	%*	—	%*	—	%*	—	%*	—
Emerging Markets Multi-Sector Bond Fund	—	—	%*	—	—	%*	—	%*	—	%*	—	%*	—	%*	—
Global Strategic Bond Fund	—	—	%*	—	—	%*	—	%*	—	%*	—	%*	—	%*	—
Income Builder Fund	—	—	%*	—	—	%*	—	%*	—	%*	—	%*	—	%*	—
International Multi-Cap Value Fund	—	—	%*	—	—	%*	—	%*	—	%*	—	%*	—	%*	—
International Stock Fund	—	—	%*	—	—	%*	—	%*	—	%*	—	%*	—	%*	—
Tax-Aware Bond Fund	—	—	%*	—	—		—		—		—	%*	—	%*	—	%*
US Small Cap Opportunities Fund	—	—	%*	—	—	%*	—	%*	—	%*	—	%*	—	%*	—
US Small/Mid Cap Opportunities Fund	—	—	%*	—	—	%*	—	%*	—	%*	—	%*	—	%*	—

*	Percentage rounds to zero.

160

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of its shares from these affiliated funds of funds. Affiliated funds of funds owned shares in each Fund as follows:

Funds	Percentage of Fund*
Emerging Markets Equity Fund	1%
International Multi-Cap Value Fund	6%

*	As of April 30, 2017, the affiliated funds of funds were invested in Class F shares.

9.	Affiliate Fund Transactions:

A summary of affiliate fund transactions for the Emerging Markets Equity Fund, Global Strategic Bond Fund and Income Builder Fund for the period ended April 30, 2017 follows:

Emerging Markets Equity Fund
Affiliated Issuer	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
Schroder Emerging Markets Small Cap Fund, Class R6	$15,759,459	$2,182,756	$18,563,470	$3,064,691	$(2,443,436)	$—	—	$679,450	$551,226

Total	$15,759,459	$2,182,756	$18,563,470	$3,064,691	$(2,443,436)	$—	—	$679,450	$551,226

Global Strategic Bond Fund
Affiliated Issuer	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Par as of April 30, 2017	Interest Income	Capital Gain Distributions
Hartford Financial Services Group, Inc.	$22,630	$4,552	$274	$—	$(209)	$26,699	$24,000	$—	$—

Total	$22,630	$4,552	$274	$—	$(209)	$26,699	$24,000	$—	$—

Income Builder Fund
Affiliated Issuer	Beginning Value as of October 31, 2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of April 30, 2017	Shares as of April 30, 2017	Dividend Income	Capital Gain Distributions
Schroder Advanced Beta Global Equity Value Fund, Class X	$—	$1,517,673	$1,043,412	$28,103	$21,611	$523,975	635,688	$—	$—

Total	$—	$1,517,673	$1,043,412	$28,103	$21,611	$523,975	635,688	$—	$—

161

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

10.	Investment Transactions:

For the six-month period ended April 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations
Emerging Markets Debt and Currency Fund	$46,019,634	$29,897,769
Emerging Markets Equity Fund	787,744,691	309,280,934
Emerging Markets Multi-Sector Bond Fund	62,275,654	56,463,696
Global Strategic Bond Fund	33,493,549	53,212,783
Income Builder Fund	17,580,960	18,393,505
International Multi-Cap Value Fund	407,075,723	179,831,015
International Stock Fund	35,745,445	44,628,987
Tax-Aware Bond Fund	76,937,900	36,143,871
US Small Cap Opportunities Fund	72,384,127	51,758,821
US Small/Mid Cap Opportunities Fund	417,684,106	123,505,032

Fund	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations
Emerging Markets Debt and Currency Fund	$5,086,063	$—
Emerging Markets Equity Fund	—	—
Emerging Markets Multi-Sector Bond Fund	—	—
Global Strategic Bond Fund	8,420,576	3,423,474
Income Builder Fund	1,182,667	1,402,256
International Multi-Cap Value Fund	—	—
International Stock Fund	—	—
Tax-Aware Bond Fund	17,449,212	22,197,987
US Small Cap Opportunities Fund	—	—
US Small/Mid Cap Opportunities Fund	—	—

Fund	Total Cost of Purchases	Total Sales Proceeds
Emerging Markets Debt and Currency Fund	$51,105,696	$29,897,769
Emerging Markets Equity Fund	787,744,691	309,280,934
Emerging Markets Multi-Sector Bond Fund	62,275,654	56,463,696
Global Strategic Bond Fund	41,914,125	56,636,257
Income Builder Fund	18,763,627	19,795,761
International Multi-Cap Value Fund	407,075,723	179,831,015
International Stock Fund	35,745,445	44,628,987
Tax-Aware Bond Fund	94,387,112	58,341,858
US Small Cap Opportunities Fund	72,384,127	51,758,821
US Small/Mid Cap Opportunities Fund	417,684,106	123,505,032

11.	Fund Reorganizations:

At a joint special meeting of shareholders of the Predecessor Funds held on October 11, 2016, as adjourned to October 13, 2016, shareholders of each Predecessor Fund approved an agreement and plan of reorganization pursuant to which each Predecessor Fund transferred all of its assets to the corresponding Fund, in exchange for shares of the designated classes, as discussed in Note 1, of the

162

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

corresponding Fund and the assumption by the corresponding Fund of all of the liabilities of the Predecessor Fund. Each Predecessor Fund was determined to be the accounting survivor. The consummation of the reorganization took place immediately before the opening of business on October 24, 2016 in a tax-free exchange of shares as detailed below.

Funds	Net assets of Schroder Funds on October 21, 2016*	Net assets of Fund Immediately Before Merger	Net assets of Fund Immediately After Merger	Schroder Funds Shares Exchanged	Fund Shares Issued to the Schroder Funds Shareholders
Emerging Markets Debt and Currency Fund	$86,411,358	$—	$86,411,358	8,426,611	8,426,611
Tax-Aware Bond Fund	158,244,412	—	158,244,412	14,094,256	14,094,256
Emerging Markets Equity Fund	1,625,239,956	—	1,625,239,956	128,095,149	128,095,149
Emerging Markets Multi-Sector Bond Fund	62,619,086	—	62,619,086	6,341,393	6,341,393
Income Builder Fund	26,471,472	—	26,471,472	3,077,881	3,077,881
Global Strategic Bond Fund	71,142,043	—	71,142,043	7,733,357	7,733,357
International Stock Fund	174,769,448	—	174,769,448	16,420,763	16,420,763
International Multi-Cap Value Fund	429,766,116	—	429,766,116	49,854,576	49,854,576
US Small Cap Opportunities Fund	124,047,815	—	124,047,815	16,194,957	16,194,957
US Small/Mid Cap Opportunities Fund	201,133,935	—	201,133,935	4,973,310	4,973,310

*	Final day of operations immediately prior to the merger.

Because the combined investment portfolios for Predecessor Fund/Fund has been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings for each Schroder Fund that have been included in the Statements of Operations since October 24, 2016.

12.	Capital Share Transactions:

The following information is for the six-month period ended April 30, 2017, and the year ended October 31, 2016:

Emerging Markets Debt and Currency Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	32,121	$324,062	212,257	$2,105,028
Shares Redeemed	(90,071)	(905,383)	(415,226)	(4,081,061)

Net Increase (Decrease)	(57,950)	(581,321)	(202,969)	(1,976,033)

Class C(1)
Shares Sold	126	$1,300	976	$10,000

Net Increase (Decrease)	126	1,300	976	10,000

Class I
Shares Sold	1,249,889	$12,599,050	3,226,848	$31,511,350
Shares Issued for Reinvested Dividends	—	—	—	2
Shares Redeemed	(1,381,946)	(13,974,106)	(6,561,452)	(62,026,093)

Net Increase (Decrease)	(132,057)	(1,375,056)	(3,334,604)	(30,514,741)

Class Y(1)
Shares Sold	—	$—	976	$10,000

Net Increase (Decrease)	—	—	976	10,000

163

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Debt and Currency Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class F(2)
Shares Sold	978	$10,000	—	$—
Net Increase (Decrease)	978	10,000	—	—
Class SDR
Shares Sold	19,349	$197,918	791,753	$7,863,436
Shares Redeemed	(64,645)	(661,740)	(13,673)	(134,426)

Net Increase (Decrease)	(45,296)	(463,822)	778,080	7,729,010

Total Net Increase (Decrease)	(234,199)	$(2,408,899)	(2,757,541)	$(24,741,764)

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	772,392	$9,755,565	768,042	$8,388,557
Shares Issued for Reinvested Dividends	22,460	265,033	19,654	214,035
Shares Redeemed	(703,064)	(8,925,693)	(1,254,141)	(14,152,205)
Redemption fees	—	—	—	2,047

Net Increase (Decrease)	91,788	1,094,905	(466,445)	(5,547,566)

Class C(1)
Shares Sold	90,307	$1,176,615	789	$10,000
Shares Issued for Reinvested Dividends	158	1,862	—	—
Shares Redeemed	(1,295)	(17,181)	—	—

Net Increase (Decrease)	89,170	1,161,296	789	10,000

Class I
Shares Sold	54,894,018	$696,637,907	42,350,060	$479,876,677
Shares Issued for Reinvested Dividends	423,698	4,986,920	478,171	5,195,500
Shares Redeemed	(19,464,188)	(245,705,028)	(37,664,553)	(415,977,908)
Redemption fees	—	—	—	11,317

Net Increase (Decrease)	35,853,528	455,919,799	5,163,678	69,105,586

Class R3(1)
Shares Sold	—	$—	789	$10,000
Shares Issued for Reinvested Dividends	6	78	—	—

Net Increase (Decrease)	6	78	789	10,000

Class R4(1)
Shares Sold	7,576	$100,000	789	$10,000
Shares Issued for Reinvested Dividends	7	84	—	—

Net Increase (Decrease)	7,583	100,084	789	10,000

164

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Equity Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R5(1)
Shares Sold	—	$—	789	$10,000
Shares Issued for Reinvested Dividends	7	89	—	—

Net Increase (Decrease)	7	89	789	10,000

Class Y(1)
Shares Sold	2,200,601	$28,938,358	789	$10,000
Shares Issued for Reinvested Dividends	8	91	—	—
Shares Redeemed	(2,032,961)	(27,386,968)	—	—

Net Increase (Decrease)	167,648	1,551,481	789	10,000

Class F(2)
Shares Sold	1,936,439	$26,062,564	—	$—
Shares Redeemed	(6)	(82)	—	—

Net Increase (Decrease)	1,936,433	26,062,482	—	—

Class SDR
Shares Sold	3,765,076	$49,048,583	17,986,177	$204,748,996
Shares Issued for Reinvested Dividends	390,179	4,596,313	336,787	3,657,503
Shares Redeemed	(2,757,659)	(34,451,497)	(4,136,105)	(45,940,906)
Redemption fees	—	—	—	163

Net Increase (Decrease)	1,397,596	19,193,399	14,186,859	162,465,756

Total Net Increase (Decrease)	39,543,759	$505,083,613	18,888,037	$226,073,776

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

Emerging Markets Multi-Sector Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	42,511	$402,467	22,065	$207,155
Shares Issued for Reinvested Dividends	3,460	32,776	2,062	19,049
Shares Redeemed	(5,958)	(56,633)	(30,800)	(264,534)

Net Increase (Decrease)	40,013	378,610	(6,673)	(38,330)

Class C(1)
Shares Sold	2,740	$26,555	1,013	$10,000
Shares Issued for Reinvested Dividends	47	446	—	—

Net Increase (Decrease)	2,787	27,001	1,013	10,000

Class I
Shares Sold	386,828	$3,749,604	583,586	$5,313,606
Shares Issued for Reinvested Dividends	30,382	286,824	22,534	210,458
Shares Redeemed	(287,005)	(2,750,262)	(326,189)	(3,023,709)

Net Increase (Decrease)	130,205	1,286,166	279,931	2,500,355

165

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3(1)
Shares Sold	—	$—	1,013	$10,000
Shares Issued for Reinvested Dividends	39	365	—	—

Net Increase (Decrease)	39	365	1,013	10,000

Class R4(1)
Shares Sold	—	$—	1,013	$10,000
Shares Issued for Reinvested Dividends	40	373	—	—

Net Increase (Decrease)	40	373	1,013	10,000

Class R5(1)
Shares Sold	—	$—	1,013	$10,000
Shares Issued for Reinvested Dividends	41	385	—	—

Net Increase (Decrease)	41	385	1,013	10,000

Class Y(1)
Shares Sold	—	$—	1,013	$10,000
Shares Issued for Reinvested Dividends	41	388	—	—

Net Increase (Decrease)	41	388	1,013	10,000

Class F(2)
Shares Sold	1,031	$10,000	—	$—
Shares Issued for Reinvested Dividends	15	146	—	—

Net Increase (Decrease)	1,046	10,146	—	—

Class SDR
Shares Sold	325,100	$3,137,671	2,870,164	$26,245,812
Shares Issued for Reinvested Dividends	121,516	1,147,643	67,045	639,606
Shares Redeemed	(107,693)	(1,036,280)	(49,501)	(460,913)

Net Increase (Decrease)	338,923	3,249,034	2,887,708	26,424,505

Total Net Increase (Decrease)	513,135	$4,952,468	3,166,031	$28,936,530

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

Global Strategic Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	1,688	$15,384	1,111	$10,000
Shares Issued for Reinvested Dividends	418	3,749	91	820
Shares Redeemed	(3,113)	(28,414)	(39,408)	(356,540)

Net Increase (Decrease)	(1,007)	(9,281)	(38,206)	(345,720)

Class C(1)
Shares Sold	—	$—	1,076	$10,000
Shares Issued for Reinvested Dividends	34	305	1	8

Net Increase (Decrease)	34	305	1,077	10,008

166

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Global Strategic Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class I
Shares Sold	2,149	$19,815	19,939	$181,559
Shares Issued for Reinvested Dividends	41	379	9	71
Shares Redeemed	(2,152)	(19,802)	(1,487,107)	(13,524,417)

Net Increase (Decrease)	38	392	(1,467,159)	(13,342,787)

Class R3(1)
Shares Sold	—	$—	1,076	$10,000
Shares Issued for Reinvested Dividends	36	318	1	8

Net Increase (Decrease)	36	318	1,077	10,008

Class R4(1)
Shares Sold	—	$—	1,076	$10,000
Shares Issued for Reinvested Dividends	37	326	1	9

Net Increase (Decrease)	37	326	1,077	10,009

Class R5(1)
Shares Sold	—	$—	1,076	$10,000
Shares Issued for Reinvested Dividends	38	337	1	9

Net Increase (Decrease)	38	337	1,077	10,009

Class Y(1)
Shares Sold	—	$—	1,076	$10,000
Shares Issued for Reinvested Dividends	38	338	1	9

Net Increase (Decrease)	38	338	1,077	10,009

Class F(2)
Shares Sold	1,109	$10,000	—	$—

Net Increase (Decrease)	1,109	10,000	—	—

Class SDR
Shares Sold	213,466	$1,920,119	2,269,257	$20,473,481
Shares Issued for Reinvested Dividends	265,739	2,372,835	123,358	1,110,292
Shares Redeemed	(1,730,257)	(15,551,939)	(5,314,713)	(48,414,348)

Net Increase (Decrease)	(1,251,052)	(11,258,985)	(2,922,098)	(26,830,575)

Total Net Increase (Decrease)	(1,250,729)	$(11,256,250)	(4,422,078)	$(40,469,039)

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

Income Builder Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	9,868	$83,984	45,493	$377,128
Shares Issued for Reinvested Dividends	3,651	31,317	9,085	76,165
Shares Redeemed	(38,063)	(327,545)	(53,511)	(449,944)

Net Increase (Decrease)	(24,544)	(212,244)	1,067	3,349

167

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Income Builder Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class C(1)
Shares Sold	6,778	$58,523	1,163	$10,000
Shares Issued for Reinvested Dividends	38	325	6	49
Shares Redeemed	(9)	(72)	—	—

Net Increase (Decrease)	6,807	58,776	1,169	10,049

Class I
Shares Sold	36,686	$317,550	73,595	$618,691
Shares Issued for Reinvested Dividends	6,777	58,215	20,026	167,896
Shares Redeemed	(88,617)	(761,214)	(297,930)	(2,520,168)

Net Increase (Decrease)	(45,154)	(385,449)	(204,309)	(1,733,581)

Class R3(1)
Shares Sold	—	$—	1,163	$10,000
Shares Issued for Reinvested Dividends	21	184	6	49

Net Increase (Decrease)	21	184	1,169	10,049

Class R4(1)
Shares Sold	—	$—	1,163	$10,000
Shares Issued for Reinvested Dividends	23	198	6	50

Net Increase (Decrease)	23	198	1,169	10,050

Class R5(1)
Shares Sold	—	$—	1,163	$10,000
Shares Issued for Reinvested Dividends	24	212	6	50

Net Increase (Decrease)	24	212	1,169	10,050

Class Y(1)
Shares Sold	—	$—	1,163	$10,000
Shares Issued for Reinvested Dividends	25	216	6	50

Net Increase (Decrease)	25	216	1,169	10,050

Class F(2)
Shares Sold	1,152	$10,000	—	$—
Shares Issued for Reinvested Dividends	7	58	—	—

Net Increase (Decrease)	1,159	10,058	—	—

Class SDR
Shares Sold	24,703	$212,835	36,690	$299,348
Shares Issued for Reinvested Dividends	918	7,902	1,156	9,775
Shares Redeemed	(2,928)	(25,296)	(13,794)	(118,361)

Net Increase (Decrease)	22,693	195,441	24,052	190,762

Total Net Increase (Decrease)	(38,946)	$(332,608)	(173,345)	$(1,489,222)

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

168

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Multi-Cap Value Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	2,162,728	$19,614,404	2,131,332	$18,180,103
Shares Issued for Reinvested Dividends	17,784	156,910	42,522	349,053
Shares Redeemed	(2,010,964)	(17,650,893)	(1,231,375)	(10,130,368)
Redemption fees	—	—	—	1,037

Net Increase (Decrease)	169,548	2,120,421	942,479	8,399,825

Class C(1)
Shares Sold	566,143	$5,105,592	1,160	$10,000
Shares Issued for Reinvested Dividends	893	7,951	—	—
Shares Redeemed	(6,739)	(62,484)	—	—

Net Increase (Decrease)	560,297	5,051,059	1,160	10,000

Class I
Shares Sold	24,947,843	$223,917,881	9,983,461	$80,943,393
Shares Issued for Reinvested Dividends	234,297	2,071,456	474,651	3,901,435
Shares Redeemed	(4,498,839)	(40,034,533)	(14,949,531)	(121,583,362)
Redemption fees	—	—	—	18,423

Net Increase (Decrease)	20,683,301	185,954,804	(4,491,419)	(36,720,111)

Class R3(1)
Shares Sold	4,835	$43,688	1,160	$10,000
Shares Issued for Reinvested Dividends	15	138	—	—
Shares Redeemed	(1)	(10)	—	—

Net Increase (Decrease)	4,849	43,816	1,160	10,000

Class R4(1)
Shares Sold	—	$—	1,160	$10,000
Shares Issued for Reinvested Dividends	9	78	—	—

Net Increase (Decrease)	9	78	1,160	10,000

Class R5(1)
Shares Sold	24,272	$225,268	1,160	$10,000
Shares Issued for Reinvested Dividends	11	93	—	—
Shares Redeemed	(2)	(15)	—	—

Net Increase (Decrease)	24,281	225,346	1,160	10,000

Class Y(1)
Shares Sold	5,785,032	$50,506,649	1,160	$10,000
Shares Issued for Reinvested Dividends	42,769	375,674	—	—
Shares Redeemed	(4,870,691)	(44,933,771)	—	—

Net Increase (Decrease)	957,110	5,948,552	1,160	10,000

Class F(2)
Shares Sold	4,784,678	$44,210,264	—	$—
Shares Issued for Reinvested Dividends	3	27	—	—
Shares Redeemed	(12,234)	(113,718)	—	—

Net Increase (Decrease)	4,772,447	44,096,573	—	—

169

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Multi-Cap Value Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class SDR
Shares Sold	5,416,831	$48,137,475	26,531,901	$229,379,086
Shares Issued for Reinvested Dividends	189,373	1,677,365	94,569	796,849
Shares Redeemed	(3,260,368)	(29,499,922)	(9,741,042)	(86,665,421)

Net Increase (Decrease)	2,345,836	20,314,918	16,885,428	143,510,514

Total Net Increase (Decrease)	29,517,678	$263,755,567	13,342,288	$115,240,228

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

International Stock Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	97,368	$1,098,976	78,717	$859,173
Shares Issued for Reinvested Dividends	4,108	43,587	2,802	30,822
Shares Redeemed	(71,544)	(803,535)	(135,133)	(1,473,137)
Redemption fees	—	—	—	101

Net Increase (Decrease)	29,932	339,028	(53,614)	(583,041)

Class C(1)
Shares Sold	2,394	$26,748	940	$10,000
Shares Issued for Reinvested Dividends	15	154	—	—

Net Increase (Decrease)	2,409	26,902	940	10,000

Class I
Shares Sold	748,684	$8,196,258	3,477,142	$36,596,358
Shares Issued for Reinvested Dividends	129,757	1,331,311	105,573	1,124,545
Shares Redeemed	(967,232)	(10,410,488)	(5,307,298)	(56,371,669)

Net Increase (Decrease)	(88,791)	(882,919)	(1,724,583)	(18,650,766)

Class R3(1)
Shares Sold	—	$—	940	$10,000
Shares Issued for Reinvested Dividends	16	161	—	—

Net Increase (Decrease)	16	161	940	10,000

Class R4(1)
Shares Sold	—	$—	940	$10,000
Shares Issued for Reinvested Dividends	16	167	—	—

Net Increase (Decrease)	16	167	940	10,000

Class R5(1)
Shares Sold	—	$—	940	$10,000
Shares Issued for Reinvested Dividends	17	173	—	—

Net Increase (Decrease)	17	173	940	10,000

170

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

International Stock Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class Y(1)
Shares Sold	—	$—	940	$10,000
Shares Issued for Reinvested Dividends	17	174	—	—

Net Increase (Decrease)	17	174	940	10,000

Class F(2)
Shares Sold	920	$10,000	—	$—

Net Increase (Decrease)	920	10,000	—	—

Class SDR
Shares Sold	193,798	$2,000,000	1,006,425	$10,000,000
Shares Issued for Reinvested Dividends	112,245	1,152,755	35,366	376,292

Net Increase (Decrease)	306,043	3,152,755	1,041,791	10,376,292

Total Net Increase (Decrease)	250,579	$2,646,441	(731,706)	$(8,807,515)

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

Tax-Aware Bond Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	549,937	$5,985,522	887,765	$9,951,506
Shares Issued for Reinvested Dividends	11,864	128,925	8,447	94,775
Shares Redeemed	(298,772)	(3,262,491)	(219,375)	(2,467,042)

Net Increase (Decrease)	263,029	2,851,956	676,837	7,579,239

Class C(1)
Shares Sold	197,745	$2,151,871	890	$10,000
Shares Issued for Reinvested Dividends	536	5,843	2	17
Shares Redeemed	(4,204)	(45,689)	—	—

Net Increase (Decrease)	194,077	2,112,025	892	10,017

Class I
Shares Sold	5,489,722	$59,903,767	5,891,129	$65,656,201
Shares Issued for Reinvested Dividends	96,356	1,048,676	189,286	2,107,781
Shares Redeemed	(2,548,488)	(27,919,829)	(8,442,675)	(94,632,761)

Net Increase (Decrease)	3,037,590	33,032,614	(2,362,260)	(26,868,779)

Class Y(1)
Shares Sold	—	$—	890	$10,000
Shares Issued for Reinvested Dividends	13	144	2	16

Net Increase (Decrease)	13	144	892	10,016

Class F(2)
Shares Sold	915	$10,000	—	$—
Shares Issued for Reinvested Dividends	3	34	—	—

Net Increase (Decrease)	918	10,034	—	—

171

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

Tax-Aware Bond Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class SDR(1)
Shares Sold	76,532	$835,050	5,911,674	$66,359,513
Shares Issued for Reinvested Dividends	46,055	499,661	5,557	62,236
Shares Redeemed	(218,599)	(2,391,000)	—	—

Net Increase (Decrease)	(96,012)	(1,056,289)	5,917,231	66,421,749

Total Net Increase (Decrease)	3,399,615	$36,950,484	4,233,592	$47,152,242

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	464,210	$11,817,837	80,761	$1,841,081
Shares Issued for Reinvested Dividends	7,985	199,835	3,094	68,810
Shares Redeemed	(77,682)	(1,985,523)	(13,724)	(325,981)
Redemption fees	—	—	—	12

Net Increase (Decrease)	394,513	10,032,149	70,131	1,583,922

Class C(1)
Shares Sold	101,841	$2,710,233	401	$10,000
Shares Issued for Reinvested Dividends	1,193	30,988	—	—
Shares Redeemed	(791)	(20,934)	—	—

Net Increase (Decrease)	102,243	2,720,287	401	10,000

Class I
Shares Sold	968,873	$25,725,791	243,710	$5,792,715
Shares Issued for Reinvested Dividends	266,541	6,936,016	389,981	8,977,595
Shares Redeemed	(562,577)	(14,752,832)	(1,130,443)	(26,535,848)
Redemption fees	—	—	—	524

Net Increase (Decrease)	672,837	17,908,975	(496,752)	(11,765,014)

Class R3(1)
Shares Sold	—	$—	401	$10,000
Shares Issued for Reinvested Dividends	22	581	—	—
Shares Redeemed	(52)	(1,403)	—	—

Net Increase (Decrease)	(30)	(822)	401	10,000

Class R4(1)
Shares Sold	—	$—	401	$10,000
Shares Issued for Reinvested Dividends	23	586	—	—
Shares Redeemed	(53)	(1,409)	—	—

Net Increase (Decrease)	(30)	(823)	401	10,000

172

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

US Small Cap Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R5(1)
Shares Sold	149	$4,000	401	$10,000
Shares Issued for Reinvested Dividends	32	816	—	—
Shares Redeemed	(53)	(1,421)	—	—

Net Increase (Decrease)	128	3,395	401	10,000

Class Y(1)
Shares Sold	12,279	$319,140	401	$10,000
Shares Issued for Reinvested Dividends	23	594	—	—
Shares Redeemed	(53)	(1,426)	—	—

Net Increase (Decrease)	12,249	318,308	401	10,000

Class F(2)
Shares Sold	373	$10,000	—	$—

Net Increase (Decrease)	373	10,000	—	—

Class SDR
Shares Sold	14,673	$391,199	283,850	$6,582,652
Shares Issued for Reinvested Dividends	15,110	393,797	—	—
Shares Redeemed	(20,233)	(551,175)	(9,278)	(228,474)

Net Increase (Decrease)	9,550	233,821	274,572	6,354,178

Total Net Increase (Decrease)	1,191,833	$31,225,290	(150,044)	$(3,776,914)

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

US Small/Mid Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares Sold	5,991,919	$77,157,325	2,546,389	$28,666,541
Shares Issued for Reinvested Dividends	59,695	753,598	53,817	585,529
Shares Redeemed	(1,548,611)	(20,010,498)	(343,566)	(3,926,531)
Redemption fees	—	—	—	2,101

Net Increase (Decrease)	4,503,003	57,900,425	2,256,640	25,327,640

Class C(1)
Shares Sold	2,017,451	$26,967,188	801	$10,000
Shares Issued for Reinvested Dividends	3,445	45,016	—	—
Shares Redeemed	(39,495)	(531,524)	—	—

Net Increase (Decrease)	1,981,401	26,480,680	801	10,000

Class I
Shares Sold	20,625,146	$275,522,188	11,587,566	$141,725,801
Shares Issued for Reinvested Dividends	250,430	3,280,448	456,801	5,140,034
Shares Redeemed	(2,918,378)	(39,034,057)	(1,712,689)	(20,097,554)
Redemption fees	—	—	—	29,383

Net Increase (Decrease)	17,957,198	239,768,579	10,331,678	126,797,664

173

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

US Small/Mid Cap Opportunities Fund – (continued)
	For the Six-Month Period Ended April 30, 2017		For the Year Ended October 31, 2016
	Shares	Amount	Shares	Amount
Class R3(1)
Shares Sold	7,284	$97,469	801	$10,000
Shares Issued for Reinvested Dividends	38	493	—	—
Shares Redeemed	—	(5)	—	—

Net Increase (Decrease)	7,322	97,957	801	10,000

Class R4(1)
Shares Sold	4,597	$62,382	801	$10,000
Shares Issued for Reinvested Dividends	18	231	—	—

Net Increase (Decrease)	4,615	62,613	801	10,000

Class R5(1)
Shares Sold	1,700	$22,806	801	$10,000
Shares Issued for Reinvested Dividends	24	317	—	—
Shares Redeemed	(1,078)	(14,808)	—	—

Net Increase (Decrease)	646	8,315	801	10,000

Class Y(1)
Shares Sold	22,359	$305,000	801	$10,000
Shares Issued for Reinvested Dividends	14	181	—	—

Net Increase (Decrease)	22,373	305,181	801	10,000

Class F(2)
Shares Sold	734	$10,000	—	$—

Net Increase (Decrease)	734	10,000	—	—

Class SDR
Shares Sold	267,583	$3,522,896	274,974	$3,345,518
Shares Issued for Reinvested Dividends	7,302	95,790	17,770	200,086
Shares Redeemed	(13,294)	(178,522)	(33,513)	(405,344)
Redemption fees	—	—	—	241

Net Increase (Decrease)	261,591	3,440,164	259,231	3,140,501

Total Net Increase (Decrease)	24,738,883	$328,073,914	12,851,554	$155,315,805

(1)	Inception date of class was October 24, 2016.
(2)	Inception date of class was February 28, 2017.

13.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $375 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During the six-month period ended April 30, 2017, none of the Funds had borrowings under this facility.

Prior to October 24, 2016, the Predecessor Funds were party to a credit agreement, as amended from time to time, that enabled them to participate in a $50 million committed revolving line of credit with JPMorgan Chase Bank, N.A. Any advance under the line of credit was contemplated primarily for temporary or emergency purposes, or to finance the redemption of the shares of a shareholder of the borrower. Interest was charged to the Predecessor Funds based on their borrowings at the current reference rate. The Predecessor Funds paid their pro rata portion of an annual commitment fee of 0.15% on the total amount of the credit facility.

174

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

The Predecessor Funds’ borrowings, for the period beginning November 1, 2015 through October 21, 2016, are detailed in the table below:

Fund	Amounts Utilized	Number of Days	Interest Paid
Emerging Markets Debt and Currency Fund	$2,086,000	2	$84
Emerging Markets Equity Fund	16,775,000	9	4,144
Global Strategic Bond Fund	13,300,000	11	1,970
International Multi-Cap Value Fund	36,790,000	59	7,194
International Stock Fund	5,025,000	10	392
US Small/Mid Cap Opportunities Fund	315,000	5	67

14.	Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings.

HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. In March 2014, the plaintiffs filed a new complaint that, among other things, added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (“HFMC”), which assumed the role as investment manager to the funds as of January 2013. In June 2015, HFMC and HIFSCO moved for summary judgment, and plaintiffs cross-moved for partial summary judgment with respect to The Hartford Capital Appreciation Fund. In March 2016, the court, in large part, denied summary judgment for all parties. The court granted judgment for HFMC and HIFSCO with respect to all claims made by The Hartford Small Company Fund and certain claims made by The Hartford Floating Rate Fund. The court further ruled that the appropriate measure of damages on the surviving claims is the difference, if any, between the actual advisory fees paid through trial and those that could have been paid under the applicable legal standard. A bench trial on the issue of liability was held in November 2016. On February 28, 2017, the court granted judgment for HIFSCO and HFMC as to all claims. On March 23, 2017, plaintiffs appealed to the United States Court of Appeals for the Third Circuit.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Funds because the Funds are not party to the suit.

15.	Indemnifications:

Under the Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, the Company, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16.	Recent Accounting Pronouncement:

In August 2016, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15, “Statement of Cash Flows (Topic 230), a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-15”). The guidance is intended to reduce

175

Hartford Schroders Funds

Notes to Financial Statements – (continued)

April 30, 2017 (Unaudited)

diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. The guidance is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. The guidance is required to be presented for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

17.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2017, events and transactions subsequent to April 30, 2017, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

176

Hartford Schroders Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

177

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Customer Privacy Notice

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds referenced herein are sub-advised by Schroder Investment Management North America, Inc. Schroder Investment Management North America Ltd. serves as a secondary sub-adviser to certain Funds. HFD and HFMC are not affiliated with any Fund sub-adviser.

MFSAR-HSE17 6/17    201778    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: July 10, 2017	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 10, 2017	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Date: July 10, 2017	By:	/s/ Michael Flook
Michael Flook, Vice President,
Treasurer and Controller